UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: August 31
Date of reporting period: May 31, 2014

Item 1. Schedule of Investments.

John Hancock
Floating Rate Income Fund

Quarterly portfolio holdings 5/31/2014

John Hancock
INVESTMENTS

Floating Rate Income Fund
Fund’s investments
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Term Loans (M) 86.9%				$3,337,502,530

(Cost $3,338,778,282)

Consumer Discretionary 30.4%				1,167,727,688

Auto Components - 1.7%
Allison Transmission, Inc.	3.750	08/23/19	$3,228,718	3,228,680
August LuxUK Holding Company	5.000	04/27/18	6,625,141	6,637,564
August US Holding Company, Inc.	5.000	04/27/18	5,096,409	5,105,965
CBS Outdoor Americas Capital LLC (T)	TBD	01/31/21	5,000,000	4,968,750
CS Intermediate Holdco 2 LLC	4.000	04/04/21	7,910,000	7,907,532
INA Beteiligungsgesellschaft mbH	3.750	05/15/20	35,700,000	35,853,010

Automobiles - 0.6%
Chrysler Group LLC	3.250	12/31/18	9,660,000	9,590,999
Chrysler Group LLC	3.500	05/24/17	11,911,293	11,914,271

Diversified Consumer Services - 2.2%
BakerCorp International, Inc.	4.250	02/14/20	19,668,461	19,385,727
Laureate Education, Inc.	5.000	06/15/18	34,232,066	33,675,795
Monitronics International, Inc.	4.250	03/23/18	25,165,972	25,165,972
SRS Distribution, Inc.	4.750	09/02/19	8,217,000	8,223,845

Hotels, Restaurants & Leisure - 10.7%
24 Hour Fitness Worldwide, Inc. (T)	TBD	05/28/21	7,700,000	7,719,250
Belmond Interfin, Ltd.	4.000	03/21/21	1,600,000	1,603,000
Boyd Gaming Corp.	4.000	08/14/20	6,248,589	6,252,494
Caesars Entertainment Operating Company, Inc. (T)	TBD	03/01/17	11,970,000	11,848,157
Caesars Entertainment Operating Company, Inc.	5.400	01/26/18	19,445,433	18,120,713
Caesars Entertainment Operating Company, Inc.	9.500	10/31/16	16,388,028	16,443,633
Caesars Entertainment Resort Properties LLC	7.000	10/12/20	17,994,900	17,935,859
Caesars Growth Properties Holdings LLC	6.250	05/08/21	14,460,000	14,362,395
CCM Merger, Inc.	5.000	03/01/17	23,875,185	23,830,419
CityCenter Holdings LLC	5.000	10/16/20	26,214,300	26,384,693
El Pollo Loco, Inc.	5.253	10/11/18	15,441,300	15,479,903
Equinox Holdings, Inc.	4.251	01/31/20	23,908,700	23,863,871
Equinox Holdings, Inc.	9.750	07/31/20	8,520,000	8,605,200
Four Seasons Holdings, Inc.	3.500	06/27/20	9,089,665	9,055,579
Hilton Worldwide Finance LLC	3.500	10/26/20	44,758,500	44,578,213
La Quinta Intermediate Holdings LLC	4.000	04/14/21	20,900,621	20,900,621
Landry's, Inc.	4.000	04/24/18	27,468,561	27,485,729
MGM Resorts International	2.900	12/20/17	2,962,500	2,967,438
MGM Resorts International	3.500	12/20/19	17,118,347	17,070,210
Mohegan Tribal Gaming Authority	5.500	11/19/19	20,428,800	20,773,536
Oceania Cruises, Inc.	5.250	07/20/20	25,309,667	25,436,216
Pinnacle Entertainment, Inc.	3.750	08/13/20	1,527,925	1,526,000
QCE LLC (H)	0.000	01/24/17	13,713,345	4,662,537
Seven Seas Cruises S de RL LLC	3.750	12/21/18	13,922,207	13,904,804
Station Casinos LLC	4.250	03/02/20	17,060,200	17,077,089
Stockbridge	13.000	05/02/17	5,000,000	5,550,000
Wendy's International, Inc.	3.250	05/15/19	9,571,573	9,591,434

Household Durables - 0.6%
Jarden Corp.	2.900	09/30/20	6,417,750	6,428,391
Leslie's Poolmart, Inc.	4.250	10/16/19	1,414,166	1,409,747
Libbey Glass, Inc.	3.750	04/09/21	4,000,000	3,971,668
Polarpak, Inc.	4.500	06/05/20	6,328,563	6,328,563

1

Floating Rate Income Fund
Fund’s investments
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Discretionary (continued)

WNA Holdings, Inc.	4.500	06/07/20	$2,396,370	$2,396,370
WNA Holdings, Inc.	8.500	12/07/20	4,090,000	4,141,125

Leisure Products - 0.9%
Eastman Kodak Company	7.250	09/03/19	18,167,487	18,409,715
Eastman Kodak Company	10.750	07/31/20	11,690,000	11,758,188
SRAM LLC	4.006	04/10/20	3,213,140	3,172,976

Media - 8.3%
Advantage Sales & Marketing, Inc.	4.250	12/17/17	16,192,823	16,207,283
Charter Communications Operating LLC	3.000	07/01/20	1,912,682	1,884,524
Checkout Holding Corp.	4.500	04/09/21	7,990,000	7,977,520
Crossmark Holdings, Inc.	4.500	12/20/19	9,161,587	9,047,067
CSC Holdings LLC	2.650	04/17/20	12,882,891	12,735,279
Cumulus Media Holdings, Inc.	4.250	12/23/20	4,398,068	4,402,193
Getty Images, Inc.	4.750	10/18/19	10,652,060	10,277,022
IMG Worldwide, Inc.	5.250	05/06/21	11,230,000	11,295,505
Interactive Data Corp.	4.750	04/30/21	19,680,000	19,815,300
McGraw-Hill Global Education Holdings LLC	5.750	03/22/19	14,669,438	14,871,142
NEP Broadcasting LLC	4.250	01/22/20	27,560,600	27,533,039
Nielsen Finance LLC	3.152	04/15/21	10,853,316	10,880,449
Nine Entertainment Group Pty, Ltd.	3.254	02/05/20	16,479,182	16,314,390
Numericable Finance & Company SCA	4.500	05/21/20	15,807,698	15,833,101
Numericable US LLC	4.500	05/21/20	13,742,312	13,764,395
Sinclair Television Group, Inc.	3.000	04/09/20	6,784,022	6,699,222
TWCC Holding Corp.	3.500	02/13/17	14,676,359	14,557,113
Univision Communications, Inc.	4.000	03/01/20	37,943,549	37,808,053
Univision Communications, Inc.	4.000	03/02/20	7,167,600	7,143,710
UPC Financing Partnership	3.250	06/30/21	14,341,186	14,221,681
Virgin Media Investment Holdings, Ltd.	3.500	06/05/20	27,700,000	27,470,616
Visant Corp.	5.250	12/22/16	18,233,617	17,987,464

Multiline Retail - 0.4%
J Crew Group, Inc.	4.080	03/05/21	13,503,480	13,422,459
Neiman Marcus Group, Ltd. LLC	4.250	10/26/20	2,004,102	1,999,092

Specialty Retail - 4.7%
Allflex Holdings III, Inc.	4.250	07/17/20	9,422,650	9,416,761
Allflex Holdings III, Inc.	8.000	07/19/21	14,480,000	14,582,562
Bass Pro Group LLC	3.750	11/20/19	5,500,000	5,497,250
CWGS Group LLC	5.750	02/20/20	31,291,995	31,252,880
FGI Operating Company LLC	5.500	04/19/19	6,412,794	6,460,890
Michaels Stores, Inc.	3.750	01/28/20	15,613,354	15,610,106
Party City Holdings, Inc.	4.000	07/27/19	34,308,690	34,144,283
Petco Animal Supplies, Inc.	4.000	11/24/17	15,591,915	15,628,104
The Container Store, Inc.	4.250	04/06/19	17,194,703	17,162,033
The Gymboree Corp.	5.000	02/23/18	26,314,771	21,358,832
ValleyCrest Companies LLC	5.500	06/13/19	9,894,890	9,894,890

Textiles, Apparel & Luxury Goods - 0.3%
Kate Spade & Company	4.000	04/09/21	8,000,000	7,995,000
PVH Corp.	3.250	02/13/20	1,864,197	1,872,632

Consumer Staples 6.0%				229,986,573

Beverages - 0.1%
DS Waters of America, Inc.	5.250	08/30/20	4,926,038	4,981,456

2

Floating Rate Income Fund
Fund’s investments
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Staples (continued)

Food & Staples Retailing - 2.8%
AdvancePierre Foods, Inc.	5.750	07/10/17	$9,947,254	$9,919,283
AdvancePierre Foods, Inc.	9.500	10/10/17	18,180,000	17,513,394
Aramark Services, Inc.	1.865	07/26/16	267,979	266,639
Aramark Services, Inc.	1.867	07/26/16	72,135	72,015
Aramark Services, Inc.	3.250	02/24/21	14,336,093	14,231,138
Hearthside Group Holdings LLC (T)	TBD	04/07/21	9,820,000	9,844,550
HJ Heinz Company	3.250	06/07/19	1,558,225	1,558,658
HJ Heinz Company	3.500	06/05/20	8,287,375	8,326,699
Mill US Acquisition LLC	4.750	07/03/20	22,629,000	22,725,173
Mill US Acquisition LLC	8.500	07/03/21	8,100,000	8,221,500
SUPERVALU, Inc.	4.500	03/21/19	15,249,028	15,235,411

Food Products - 2.1%
Big Heart Pet Brands	3.500	03/08/20	29,766,478	29,496,734
Candy Intermediate Holdings, Inc.	7.500	06/18/18	23,529,666	22,617,892
Dole Food Company, Inc.	4.500	11/01/18	14,603,400	14,595,952
Hostess Brands, Inc.	6.750	04/09/20	11,556,093	12,003,892

Household Products - 1.0%
EveryWare Global, Inc. (H)	7.500	05/21/20	17,373,824	12,335,415
The Sun Products Corp.	5.500	03/23/20	27,090,530	26,040,772

Energy 7.0%				268,093,518

Energy Equipment & Services - 1.0%
KCA DEUTAG Alpha, Ltd.	6.250	05/13/20	17,160,000	17,117,100
Pacific Drilling SA	4.500	06/04/18	20,433,150	20,433,150

Oil, Gas & Consumable Fuels - 6.0%
Alpha Natural Resources, Inc.	3.500	05/22/20	34,268,138	33,140,134
BBTS Borrower LP	7.750	05/31/19	12,565,523	12,654,525
Bowie Resource Holdings LLC	6.750	08/14/20	20,119,125	20,270,018
Bowie Resource Holdings LLC	11.750	02/16/21	5,250,000	5,328,750
EP Energy LLC	3.500	05/24/18	11,666,667	11,630,208
Foresight Energy LLC	5.500	08/19/20	13,462,350	13,529,662
FTS International, Inc.	5.750	04/09/21	7,230,000	7,275,188
Murray Energy Corp.	5.250	12/05/19	24,060,000	24,320,642
Oxbow Carbon & Minerals LLC	4.250	07/19/19	640,000	639,733
Oxbow Carbon & Minerals LLC	8.000	01/17/20	9,010,000	9,178,938
Panda Temple Power II LLC	7.250	04/03/19	5,930,000	6,018,950
Peabody Energy Corp.	4.250	09/24/20	13,438,573	13,474,964
Quicksilver Resources, Inc.	7.000	06/21/19	28,607,929	27,892,730
Samson Investment Company	5.000	09/25/18	23,550,000	23,528,970
Teine Energy, Ltd.	7.500	05/09/19	21,605,842	21,659,856

Financials 4.0%				151,848,514

Banks - 0.5%
Flying Fortress, Inc.	3.500	06/30/17	18,329,166	18,317,710

Capital Markets - 1.0%
BATS Global Markets Holdings, Inc.	5.000	01/31/20	4,127,750	4,024,556
CEC Entertainment, Inc.	4.250	02/14/21	16,988,000	16,832,271
Gardner Denver, Inc.	4.250	07/30/20	7,274,550	7,267,275
Gimv NV	4.250	05/08/20	10,401,527	10,444,870

3

Floating Rate Income Fund
Fund’s investments
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Consumer Finance - 0.2%
The Brickman Group, Ltd. LLC	4.000	12/18/20	$7,650,825	$7,613,940

Diversified Financial Services - 1.1%
Delos Finance Sarl	3.500	03/06/21	23,570,000	23,548,952
TPF II LC LLC	6.500	08/21/19	16,064,150	16,224,792

Real Estate Investment Trusts - 0.4%
Lineage Logistics LLC	4.500	04/07/21	16,609,413	16,484,842

Real Estate Management & Development - 0.8%
Realogy Group LLC	2.210	10/10/16	2,181,899	2,176,444
Realogy Group LLC	3.750	03/05/20	28,949,048	28,912,862

Health Care 8.8%				338,592,792

Biotechnology - 1.2%
Alvogen Pharma US, Inc.	7.000	05/23/18	19,118,430	19,309,614
JLL/Delta Dutch Newco BV	4.250	03/11/21	26,729,319	26,438,157

Health Care Equipment & Supplies - 1.0%
Biomet, Inc.	3.658	07/25/17	15,232,792	15,254,880
ConvaTec, Inc.	4.000	12/22/16	14,002,273	14,011,024
Immucor, Inc.	5.000	08/17/18	10,732,027	10,732,027

Health Care Providers & Services - 4.2%
Catalent Pharma Solutions, Inc.	4.500	09/15/21	16,696,435	16,751,216
CRC Health Corp.	5.250	03/29/21	15,900,000	15,946,380
CRC Health Corp.	9.000	09/28/21	8,060,000	8,086,864
Envision Healthcare Corp.	4.000	05/25/18	27,690,897	27,656,283
Healogics, Inc.	5.250	02/05/19	5,691,723	5,695,281
Healogics, Inc.	9.250	02/05/20	4,500,000	4,584,375
MPH Acquisition Holdings LLC	4.000	03/31/21	21,796,364	21,696,471
Physiotherapy Associates Holdings, Inc.	10.000	10/10/16	11,823,774	11,646,417
Radnet Management, Inc.	4.281	10/10/18	24,927,515	24,872,998
Radnet Management, Inc.	8.000	03/05/21	20,030,000	20,080,075
Universal Health Services, Inc.	2.401	11/15/16	5,500,000	5,513,695

Machinery - 0.4%
Phibro Animal Health Corp.	4.000	03/10/21	13,740,866	13,732,278

Pharmaceuticals - 2.0%
Akorn, Inc.	4.500	04/16/21	12,190,000	12,210,321
Ikaria, Inc.	5.000	02/12/21	6,000,000	6,021,252
Ikaria, Inc.	8.750	02/14/22	1,210,000	1,225,125
Par Pharmaceutical Companies, Inc.	4.000	09/30/19	24,083,792	24,083,792
Pharmaceutical Product Development, Inc.	4.000	12/05/18	21,001,208	21,001,208
Salix Pharmaceuticals, Ltd.	4.250	01/02/20	11,990,600	12,043,059

Industrials 12.8%				492,931,978

Aerospace & Defense - 1.3%
Accudyne Industries Borrower SCA	4.000	12/13/19	20,532,061	20,510,666
WP CPP Holdings LLC	4.750	12/27/19	19,913,567	19,938,459
WP CPP Holdings LLC	8.750	04/30/21	10,630,000	10,749,588

Aerospace & Defense - 0.3%
DAE Aviation Holdings, Inc.	7.750	08/05/19	9,660,000	9,738,488

4

Floating Rate Income Fund
Fund’s investments
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

Air Freight & Logistics - 0.7%
Syncreon Group BV	5.250	10/28/20	$25,097,100	$25,222,586

Airlines - 3.1%
American Airlines, Inc.	3.750	06/27/19	37,620,588	37,644,101
Commercial Barge Line Company	7.500	09/23/19	23,406,081	23,493,854
Commercial Barge Line Company	10.750	03/22/20	12,580,000	12,642,900
Delta Air Lines, Inc.	3.500	04/20/17	22,685,738	22,653,320
United Airlines, Inc.	3.500	04/01/19	5,256,950	5,226,722
US Airways, Inc.	3.500	05/23/19	19,324,800	19,290,982

Building Products - 0.9%
GYP Holdings III Corp.	4.750	04/01/21	15,010,000	14,822,375
Ply Gem Industries, Inc.	4.000	02/01/21	3,320,000	3,286,800
Wilsonart International Holding LLC	4.000	10/31/19	14,577,806	14,471,958

Commercial Services & Supplies - 2.7%
ADS Waste Holdings, Inc.	3.750	10/09/19	29,921,250	29,721,765
Allied Security Holdings LLC	4.250	02/12/21	1,476,190	1,469,732
Allied Security Holdings LLC	8.000	08/13/21	464,658	465,238
ARC Document Solutions, Inc.	6.250	12/20/18	11,551,250	11,695,641
Language Line LLC	6.250	06/20/16	23,384,944	23,377,648
ServiceMaster Company	4.250	01/31/17	11,173,699	11,163,721
TransUnion LLC	4.000	03/17/21	7,960,000	7,937,616
Waste Industries USA, Inc.	4.250	03/17/17	18,959,207	18,943,414

Electrical Equipment - 0.9%
Generac Power Systems, Inc.	3.250	05/31/20	27,532,474	27,325,980
Southwire Company	3.250	02/10/21	7,130,000	7,114,407

Machinery - 1.6%
CPM Holdings, Inc.	6.250	08/29/17	7,233,079	7,251,162
CPM Holdings, Inc.	10.250	03/01/18	250,000	253,125
Filtration Group, Inc.	8.250	11/21/21	1,800,000	1,822,500
Intelligrated, Inc.	4.500	07/30/18	15,979,017	15,929,083
Intelligrated, Inc.	10.500	01/30/20	6,310,000	6,396,763
Mirror BidCo Corp.	4.250	12/28/19	26,975,698	26,930,730
Xerium Technologies, Inc.	5.750	05/17/19	2,178,000	2,188,890

Road & Rail - 0.6%
The Hertz Corp.	3.000	03/11/18	17,481,149	17,343,799
The Hertz Corp.	3.750	03/12/18	7,406,250	7,400,081

Trading Companies & Distributors - 0.5%
American Builders & Contractors Supply Company, Inc.	3.500	04/16/20	20,238,081	20,171,559

Transportation Infrastructure - 0.2%
Atlantic Aviation FBO, Inc.	3.250	06/01/20	8,336,325	8,336,325

Information Technology 3.6%				139,253,946

Electronic Equipment, Instruments & Components -
0.2%
Ellucian, Inc.	4.000	07/19/18	8,294,558	8,292,484

Software - 2.7%
Activision Blizzard, Inc.	3.250	10/12/20	20,632,227	20,641,903
First Data Corp.	4.150	03/24/18	3,945,507	3,951,113
First Data Corp.	4.150	09/24/18	8,500,000	8,507,081

5

Floating Rate Income Fund
Fund’s investments
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Information Technology (continued)

First Data Corp.	4.150	03/24/21	$2,840,000	$2,842,343
Infor US, Inc.	3.750	06/03/20	2,537,166	2,520,040
Infor US, Inc.	3.750	06/03/20	5,666,593	5,629,153
Kronos, Inc.	4.500	10/30/19	18,997,966	19,045,461
Kronos, Inc.	9.750	04/30/20	21,134,000	21,785,625
SunGard Data Systems, Inc.	4.000	03/08/20	18,329,219	18,363,366

Technology Hardware, Storage & Peripherals - 0.7%
CompuCom Systems, Inc.	4.250	05/11/20	28,025,698	27,675,377

Materials 5.7%				218,355,364

Chemicals - 0.5%
Eagle Spinco, Inc.	3.500	01/27/17	3,075,421	3,066,450
Minerals Technologies, Inc.	4.000	05/09/21	14,820,000	14,857,050

Construction Materials - 0.0%
Roofing Supply Group LLC	5.000	05/31/19	8,023	8,013

Containers & Packaging - 1.3%
Anchor Glass Container Corp. (T)	TBD	05/20/21	8,580,000	8,594,303
Ardagh Holdings USA, Inc.	4.000	12/17/19	5,740,000	5,728,044
Ardagh Holdings USA, Inc.	4.250	12/17/19	8,180,298	8,193,084
Clondalkin Acquisition BV	4.500	05/31/20	5,696,950	5,682,708
Consolidated Container Company LLC	5.000	07/03/19	9,603,750	9,603,750
Expera Specialty Solutions LLC	7.500	12/21/18	7,443,750	7,490,273
Printpack Holdings, Inc. (T)	TBD	05/28/20	6,220,000	6,157,800

Metals & Mining - 2.9%
Atlas Iron, Ltd.	8.750	12/07/17	19,511,809	19,609,368
Essar Steel Algoma, Inc.	9.250	09/20/14	19,963,687	19,951,210
Fairmount Minerals, Ltd.	4.500	09/05/19	11,703,335	11,815,488
FMG Resources August 2006 Pty, Ltd.	3.750	06/30/19	42,462,654	42,396,327
Hi-Crush Partners LP	4.750	04/28/21	5,134,000	5,172,505
Walter Energy, Inc.	7.250	04/02/18	10,670,236	10,325,672

Paper & Forest Products - 1.0%
Exopack Holdings SA	5.250	05/08/19	9,815,400	9,950,362
NewPage Corp.	9.500	02/11/21	29,840,000	29,752,957

Telecommunication Services 2.2%				82,994,968

Diversified Telecommunication Services - 1.7%
Crown Castle Operating Company	3.000	01/31/19	3,136,178	3,129,210
Intelsat Jackson Holdings SA	3.750	06/30/19	25,967,705	26,000,165
Level 3 Financing, Inc.	4.000	08/01/19	1,000,000	1,001,250
Level 3 Financing, Inc.	4.000	01/15/20	8,050,000	8,066,100
Syniverse Holdings, Inc.	4.000	04/23/19	7,832,801	7,823,010
Telesat Canada	3.500	03/28/19	12,731,262	12,702,617
Windstream Corp.	3.500	01/23/20	7,205,750	7,167,473

Wireless Telecommunication Services - 0.5%
Ziggo Bond Company BV (T)	TBD	01/15/22	17,372,983	17,105,143

Utilities 6.4%				247,717,189

Electric Utilities - 2.8%
Astoria Generating Company Acquisitions LLC	8.500	10/26/17	27,208,385	27,854,584
La Frontera Generation LLC	4.500	09/30/20	10,137,633	10,145,236

6

Floating Rate Income Fund
Fund’s investments
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Utilities (continued)

Sapphire Power LLC	6.000	07/10/18	$8,504,378	$8,674,466
Star West Generation LLC	4.250	03/13/20	27,301,347	27,267,220
Texas Competitive Electric Holdings Company LLC (H)	0.000	10/10/17	32,644,306	26,115,445
Texas Competitive Electric Holdings Company LLC	1.842	05/05/16	7,280,198	7,302,039

Independent Power and Renewable Electricity
Producers - 3.4%
Atlantic Power LP	4.750	02/24/21	9,620,000	9,680,125
Calpine Corp.	4.000	10/30/20	6,483,750	6,494,558
EFS Cogen Holdings I LLC	3.750	12/17/20	7,949,639	7,949,639
Empire Generating Company LLC	5.250	03/12/21	20,456,660	20,456,660
Equipower Resources Holdings LLC	4.250	12/21/18	30,723,214	30,812,834
Equipower Resources Holdings LLC	4.250	12/31/19	4,713,267	4,732,417
Notheast Wind Capital II LLC	5.000	11/11/20	24,932,039	25,181,360
NRG Energy, Inc.	2.750	07/02/18	7,737,405	7,683,244
STS Operating, Inc.	4.750	02/19/21	7,920,000	7,929,900
Windsor Financing LLC	6.250	12/05/17	9,895,548	10,142,937

Multi-Utilities - 0.2%
Panda Power Funds	6.750	12/18/20	9,090,000	9,294,525

Corporate Bonds 7.1%				$275,061,462

(Cost $267,077,046)

Consumer Discretionary 0.9%				33,115,933

Hotels, Restaurants & Leisure - 0.5%
Caesars Entertainment Operating Company, Inc.	9.000	02/15/20	3,600,000	2,871,000
Caesars Entertainment Resort Properties LLC (S)	8.000	10/01/20	11,170,000	11,546,988
Caesars Entertainment Resort Properties LLC (S)	11.000	10/01/21	3,600,000	3,753,000

Household Durables - 0.0%
Taylor Morrison Communities, Inc. (S)	5.250	04/15/21	1,580,000	1,595,800

Media - 0.4%
Univision Communications, Inc. (S)	6.750	09/15/22	12,191,000	13,349,145

Consumer Staples 0.5%				17,472,595

Tobacco - 0.5%
Alliance One International, Inc.	9.875	07/15/21	17,130,000	17,472,595

Energy 0.8%				32,814,363

Energy Equipment & Services - 0.4%
Atwood Oceanics, Inc.	6.500	02/01/20	5,460,000	5,787,600
Hercules Offshore, Inc. (S)	6.750	04/01/22	8,630,000	8,392,675
Hercules Offshore, Inc. (S)	7.500	10/01/21	3,400,000	3,425,500

Oil, Gas & Consumable Fuels - 0.4%
Murray Energy Corp. (S)	9.500	12/05/20	5,380,000	6,039,050
Rice Energy, Inc. (S)	6.250	05/01/22	9,090,000	9,169,538

Financials 0.9%				36,120,650

Consumer Finance - 0.3%
Navient Corp.	8.000	03/25/20	10,790,000	12,462,450

Diversified Financial Services - 0.3%
Globe Luxembourg SCA (S)	9.625	05/01/18	11,740,000	12,972,700

7

Floating Rate Income Fund
Fund’s investments
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Real Estate Management & Development - 0.3%
The Howard Hughes Corp. (S)	6.875	10/01/21	$9,940,000	$10,685,500

Industrials 1.8%				69,386,800

Airlines - 0.7%
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600	07/15/20	16,643,496	17,434,063
Continental Airlines Pass Through Certificates Series 2012-3,
Class C	6.125	04/29/18	3,890,000	4,142,850
United Airlines 2014-1 Class B Pass Through Trust	4.750	04/11/22	6,130,000	6,177,814

Building Products - 0.1%
Griffon Corp. (S)	5.250	03/01/22	3,900,000	3,851,250

Marine - 0.7%
Horizon Lines LLC	11.000	10/15/16	16,916,000	16,979,435
Navios Maritime Acquisition Corp. (S)	8.125	11/15/21	9,550,000	10,003,625

Transportation Infrastructure - 0.3%
Florida East Coast Holdings Corp. (S)	6.750	05/01/19	10,370,000	10,797,763

Information Technology 0.1%				2,297,825

Software - 0.1%
First Data Corp. (S)	6.750	11/01/20	2,140,000	2,297,825

Materials 1.0%				39,929,571

Chemicals - 0.1%
Eagle Spinco, Inc. (S)	4.625	02/15/21	5,040,000	5,040,000

Metals & Mining - 0.9%
Midwest Vanadium Pty, Ltd. (H)(S)	11.500	02/15/18	6,080,000	3,100,800
Mirabela Nickel, Ltd. (H)(S)	8.750	04/15/18	940,000	220,900
Mirabela Nickel, Ltd., PIK (S)	3.500	06/30/14	2,769,250	2,083,971
Molycorp, Inc. (L)	10.000	06/01/20	9,590,000	8,607,025
Ryerson, Inc.	9.000	10/15/17	6,800,000	7,301,500
St. Barbara, Ltd. (S)	8.875	04/15/18	6,210,000	5,107,725
Walter Energy, Inc. (S)	9.500	10/15/19	8,300,000	8,403,750

Paper & Forest Products - 0.0%
Verso Paper Holdings LLC	11.750	01/15/19	60,000	63,900

Telecommunication Services 1.1%				43,923,725

Diversified Telecommunication Services - 0.5%
Wind Acquisition Finance SA (S)	7.250	02/15/18	17,650,000	18,620,750

Wireless Telecommunication Services - 0.6%
SoftBank Corp. (S)	4.500	04/15/20	9,790,000	9,912,375
Sprint Corp. (S)	7.875	09/15/23	13,620,000	15,390,600

			Shares	Value

Common Stocks 0.2%				$7,214,967

(Cost $1,848,605)

Consumer Discretionary 0.0%				1,070,602

Hotels, Restaurants & Leisure - 0.0%
Tropicana Entertainment, Inc. (I)			72,338	1,070,602

8

Floating Rate Income Fund
Fund’s investments
As of 5-31-14 (Unaudited)

		Shares	Value
Materials 0.2%			$6,144,365

Chemicals - 0.2%
LyondellBasell Industries NV, Class A		61,709	6,144,365

Preferred Securities 0.5%			$20,228,781

(Cost $18,911,688)

Financials 0.5%			20,228,781

Diversified Financial Services - 0.5%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)		745,899	20,228,781

	Yield (%)	Shares	Value

Securities Lending Collateral 0.2%			$8,214,248

(Cost $8,213,763)

Securities Lending Collateral 0.2%			8,214,248

John Hancock Collateral Investment Trust (W)	0.1191(Y)	820,826	8,214,248

Short-Term Investments 5.8%			$221,274,618

(Cost $221,274,618)

Money Market Funds 5.7%			216,977,028

State Street Institutional Liquid Reserves Fund	0.0688(Y)	216,977,028	216,977,028

		Par value	Value
Repurchase Agreement 0.1%			4,297,590

Repurchase Agreement with State Street Corp. dated 5-30-14 at
0.000% to be repurchased at $4,297,590 on 6-2-14, collateralized by $4,610,000 Federal National Mortgage Association, 2.080% due
11-2-22 (valued at $4,379,500, including interest)		$4,297,590	4,297,590

Total investments (Cost $3,856,104,002)† 100.7%			$3,869,496,606

Other assets and liabilities, net (0.7%)			($27,076,451)

Total net assets 100.0%			$3,842,420,155

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBD To Be Determined

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-14. The value of securities on loan amounted to $7,639,720.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

9

Floating Rate Income Fund
Fund’s investments
As of 5-31-14 (Unaudited)

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-14.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $3,858,805,363. Net unrealized appreciation aggregated $10,691,243, of which $43,855,952 related to appreciated investment securities and $33,164,709 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 5-31-14:

United States	86.7%
Luxembourg	3.6%
Netherlands	1.9%
Canada	1.9%
Australia	1.8%
United Kingdom	1.2%
Panama	1.0%
Germany	0.9%
France	0.4%
Greece	0.3%
Other Countries	0.3%

Total	100.0%

10

Floating Rate Income Fund
Fund’s investments
As of 5-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

11

Floating Rate Income Fund
Fund’s investments
As of 5-31-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	5-31-14	Price	Inputs	Inputs
Term Loans
Consumer Discretionary	$1,167,727,688	—	$1,167,727,688	—
Consumer Staples	229,986,573	—	229,986,573	—
Energy	268,093,518	—	268,093,518	—
Financials	151,848,514	—	151,848,514	—
Health Care	338,592,792	—	338,592,792	—
Industrials	492,931,978	—	492,931,978	—
Information Technology	139,253,946	—	139,253,946	—
Materials	218,355,364	—	218,355,364	—
Telecommunication Services	82,994,968	—	82,994,968	—
Utilities	247,717,189	—	247,717,189	—
Corporate Bonds
Consumer Discretionary	33,115,933	—	33,115,933	—
Consumer Staples	17,472,595	—	17,472,595	—
Energy	32,814,363	—	32,814,363	—
Financials	36,120,650	—	36,120,650	—
Industrials	69,386,800	—	69,386,800	—
Information Technology	2,297,825	—	2,297,825	—
Materials	39,929,571	—	37,845,600	$2,083,971
Telecommunication Services	43,923,725	—	43,923,725	—
Common Stocks
Consumer Discretionary	1,070,602	—	1,070,602	—
Materials	6,144,365	$6,144,365	—	—
Preferred Securities
Financials	20,228,781	20,228,781	—	—
Securities Lending Collateral	8,214,248	8,214,248	—	—
Short-Term Investments	221,274,618	216,977,028	4,297,590	—

Total Investments in Securities	$3,869,496,606	$251,564,422	$3,615,848,213	$2,083,971

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments

12

Floating Rate Income Fund
Fund’s investments
As of 5-31-14 (Unaudited)

on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

At May 31, 2014, the fund had $16,940,838 in unfunded loan commitments outstanding.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

13

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.

328Q3 5/14
7/14

John Hancock
Alternative Asset Allocation Fund

Quarterly portfolio holdings 5/31/2014

John Hancock
INVESTMENTS

Alternative Asset Allocation Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Affiliated Investment Companies (G) 84.9%		$932,745,036

(Cost $919,815,587)

Equity 22.0%		241,363,665

Emerging Markets, Class NAV (DFA)	1,115,942	11,873,618
Global Real Estate, Class NAV (Deutsche)	2,320,173	21,090,376
Natural Resources, Class NAV (RS Investments/Wellington)	1,406,646	26,008,877
Redwood, Class NAV (Allianz)	11,347,747	129,818,222
Technical Opportunities, Class NAV (Wellington)	3,747,154	52,572,572

Fixed Income 29.5%		324,543,480

Global Income, Class NAV (Stone Harbor)	8,060,096	83,099,588
Real Return Bond, Class NAV (PIMCO)	1,637,215	19,433,744
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	14,998,775	154,187,410
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	6,171,314	67,822,738

Alternative 33.4%		366,837,891

Absolute Return Currency, Class NAV (First Quadrant)	15,226,530	150,133,590
Enduring Equity, Class NAV (Wellington)	1,031,300	11,313,361
Global Absolute Return Strategies, Class NAV (Standard Life)	14,064,479	157,100,232
Seaport Fund, Class NAV (Wellington) (I)	4,819,432	48,290,708

Unaffiliated Investment Companies 15.0%		$164,382,559

(Cost $164,754,862)

Equity 8.9%		97,930,901

The Arbitrage Fund, Class I (I)	2,893,002	37,175,073
Touchstone Merger Arbitrage Fund, Institutional, Class I	3,772,945	40,144,137
Turner Spectrum Fund, Institutional, Class I (I)	1,724,828	20,611,691

Exchange-Traded Funds 6.1%		66,451,658

Market Vectors Gold Miners ETF	137,758	3,099,555
PowerShares DB Commodity Index Tracking Fund (I)	550,286	14,323,945
PowerShares DB Energy Fund (I)	878,880	26,164,258
PowerShares DB Gold Fund (I)	273,894	11,435,075
PowerShares DB Silver Fund (I)	93,580	2,901,916
Vanguard REIT ETF	114,164	8,526,909

Total investments (Cost $1,084,570,449)† 99.9%		$1,097,127,595

Other assets and liabilities, net 0.1%		$1,598,037

Total net assets 100.0%		$1,098,725,632

Percentages are based upon net assets

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio's subadvisor is shown parenthetically.

(I) Non-income producing security.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,087,940,478. Net unrealized appreciation aggregated $9,187,117, of which $13,589,930 related to appreciated investment securities and $4,402,813 related to depreciated investment securities.

1

Alternative Asset Allocation Fund
As of 5-31-14 (Unaudited)

Affiliated Underlying Funds' Subadvisors
Allianz Global Investors U.S LLC	(Allianz)
Deutsche Investment Mangement Americas, Inc.	(Deutsche)
Dimensional Fund Advisors	(DFA)
First Quadrant, LP	(First Quadrant)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
RS Investments Management Company LLC	(RS Investments/Wellington)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Mangement Company, LLP	(Wellington)

2

Notes to Portfolio of Investments

					DIVIDENDS AND DISTRIBUTIONS			
Security	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Absolute Return Currency	9,899,573	8,851,902	(3,524,945)	15,226,530	-	$7,806,924	$1,052,453	$150,133,590
Enduring Equity	-	1,031,300	-	1,031,300	-	-	-	11,313,361
Emerging Markets	1,384,774	554,801	(823,633)	1,115,942	$313,082	-	(426,522)	11,873,618
Global Absolute Return Strategies	9,323,247	5,522,758	(781,526)	14,064,479	1,787,684	-	372,227	157,100,232
Global Income	7,076,128	2,828,350	(1,844,382)	8,060,096	3,104,809	463,277	(1,058,300)	83,099,588
Global Real Estate	1,618,170	761,727	(59,724)	2,320,173	641,577	-	72,919	21,090,376
Natural Resources	555,265	894,843	(43,462)	1,406,646	147,518	-	64,855	26,008,877
Real Return Bond	1,282,147	377,318	(22,250)	1,637,215	143,762	-	(36,501)	19,433,744
Redwood	7,979,703	4,830,136	(1,462,092)	11,347,747	-	1,719,934	1,041,392	129,818,222
Seaport	-	5,890,901	(1,071,469)	4,819,432	-	-	(85,347)	48,290,708
Short Duration Credit Opportunities	8,264,178	7,332,806	(598,209)	14,998,775	2,977,832	1,214,984	98,796	154,187,410
Strategic Income Opportunities	6,008,328	557,507	(394,521)	6,171,314	2,315,756	696,877	41,935	67,822,738
Technical Opportunities	4,239,883	3,024,607	(3,517,336)	3,747,154	-	6,940,556	11,295,034	52,572,572
					$11,432,020	$18,842,552	$12,432,941	$932,745,036

For additional information on the Trust's significant accounting policies, please refer to the Trust's most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.

345Q3 5/14
7/14

John Hancock
Natural Resources Fund

Quarterly portfolio holdings 5/31/2014

John Hancock
INVESTMENTS

Natural Resources Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Common Stocks 97.6%		$907,768,383

(Cost $862,850,818)

Energy 62.6%		582,148,572

Energy Equipment & Services 5.5%
Baker Hughes, Inc.	233,750	16,484,050
Halliburton Company	288,868	18,672,428
Patterson-UTI Energy, Inc.	480,755	15,908,183

Oil, Gas & Consumable Fuels 57.1%
Anadarko Petroleum Corp.	129,071	13,276,243
Apache Corp.	201,301	18,765,279
Beach Energy, Ltd.	10,958,626	16,917,163
BG Group PLC	2,662,003	54,585,367
BP PLC, ADR	781,863	39,444,988
Cabot Oil & Gas Corp.	397,280	14,397,427
Chevron Corp.	174,106	21,378,476
Cimarex Energy Company	40,360	5,211,687
Cobalt International Energy, Inc. (I)	305,406	5,646,957
CONSOL Energy, Inc.	346,388	15,299,958
Enbridge, Inc.	540,337	25,660,604
Energen Corp.	63,840	5,450,659
EOG Resources, Inc.	261,175	27,632,315
Exxon Mobil Corp.	100,020	10,055,011
Galp Energia SGPS SA	1,018,070	18,042,827
Imperial Oil, Ltd. (L)	648,107	31,906,308
Oil Search, Ltd.	2,333,193	20,512,286
Ophir Energy PLC (I)	2,971,039	12,815,446
PetroChina Company, Ltd., H Shares	14,747,160	17,608,447
Petroleo Brasileiro SA, ADR	96,553	1,361,397
Petroleo Brasileiro Sponsored SA, ADR	1,196,080	17,857,474
Phillips 66	220,118	18,663,805
Pioneer Natural Resources Company	134,466	28,259,375
Royal Dutch Shell PLC, Class A	1,634,421	64,270,482
Southwestern Energy Company (I)	245,569	11,166,022
Tullow Oil PLC	1,052,339	14,897,908

Industrials 5.1%		47,870,425

Construction & Engineering 1.7%
KBR, Inc.	678,383	16,477,923

Machinery 3.4%
Caterpillar, Inc.	127,700	13,054,771
Vallourec SA (L)	337,010	18,337,731

Information Technology 1.4%		13,097,916

Semiconductors & Semiconductor Equipment 1.4%
First Solar, Inc. (I)	212,009	13,097,916

Materials 28.5%		264,651,470

Chemicals 2.9%
JSR Corp.	725,400	12,246,908
Mitsui Chemicals, Inc.	294,000	734,301
The Mosaic Company	278,092	13,901,819

Metals & Mining 25.6%
Allegheny Technologies, Inc.	401,903	16,506,156
Anglo American PLC	1,258,118	30,780,708

1

Natural Resources Fund
As of 5-31-14 (Unaudited)

		Shares	Value
Materials (continued)

Barrick Gold Corp. (L)		737,128	$11,964,819
BHP Billiton PLC		225,439	7,068,183
First Quantum Minerals, Ltd. (L)		1,541,464	32,512,480
Fortescue Metals Group, Ltd.		5,599,130	23,069,952
Medusa Mining, Ltd. (I)(L)		3,488,593	5,350,380
Mongolian Mining Corp. (I)(L)		41,501,240	3,215,540
New Gold, Inc. (I)		1,924,127	10,159,391
POSCO, ADR (L)		244,214	17,287,909
Rio Tinto PLC		1,088,929	55,845,219
Vale SA, ADR (L)		1,446,101	18,437,788
Vedanta Resources PLC		35,206	651,111
Western Areas, Ltd. (L)		1,163,519	4,918,806

	Yield (%)	Shares	Value

Securities Lending Collateral 7.3%			$68,288,538

(Cost $68,288,157)

John Hancock Collateral Investment Trust (W)	0.1191(Y)	6,823,872	68,288,538

		Par value	Value

Short-Term Investments 2.6%			$23,700,000

(Cost $23,700,000)

Repurchase Agreement 2.6%			23,700,000

Deutsche Bank Securities Tri-Party Repurchase Agreement dated 5-30-14 at 0.080%
to be repurchased at $23,700,158 on 6-2-14, collateralized by $22,496,518.
Government National Mortgage Association, 2.030% - 6.500% due 1-15-26 to 1-15-
55 (valued at $ 24,174,000, including interest)		$23,700,000	23,700,000

Total investments (Cost $954,838,975)† 107.5%			$999,756,921

Other assets and liabilities, net (7.5%)			($70,091,425)

Total net assets 100.0%			$929,665,496

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-14. The value of securities on loan amounted to $62,724,406.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-14.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $965,748,054. Net unrealized appreciation aggregated $34,008,867, of which $65,947,428 related to appreciated investment securities and $31,938,561 related to depreciated investment securities.

2

Natural Resources Fund
As of 5-31-14 (Unaudited)

The fund had the following country composition as a percentage of net assets on 5-31-14:

United States	36.7%
United Kingdom	23.2%
Canada	12.1%
Netherlands	6.9%
France	2.0%
South Korea	1.9%
Portugal	1.9%
China	1.9%
Japan	1.4%
Mongolia	0.3%
Other Countries	11.7%

Total	100.0%

3

Natural Resources Fund
As of 5-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	5-31-14	Price	Inputs	Inputs
Common Stocks
Energy	$582,148,572	$362,498,646	$219,649,926	—
Industrials	47,870,425	29,532,694	18,337,731	—
Information Technology	13,097,916	13,097,916	—	—
Materials	264,651,470	120,770,362	143,881,108	—
Securities Lending Collateral	68,288,538	68,288,538	—	—
Short-Term Investments	23,700,000	—	23,700,000	—

Total Investments in Securities	$999,756,921	$594,188,156	$405,568,765	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Natural Resources Fund.

354Q3 5/14
7/14

John Hancock
Strategic Income Opportunities Fund

Quarterly portfolio holdings 5/31/2014

John Hancock
INVESTMENTS

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 38.9%					$1,740,144,688

(Cost $1,656,880,299)

Consumer Discretionary 8.0%					359,038,131

Auto Components 0.9%
American Axle & Manufacturing, Inc.	6.625	10/15/22		11,250,000	12,234,349
Lear Corp.	8.125	03/15/20		2,819,000	3,065,663
Tenneco, Inc.	6.875	12/15/20		2,745,000	3,002,344
The Goodyear Tire & Rubber Company	7.000	05/15/22		18,125,000	20,209,375
The Goodyear Tire & Rubber Company	8.750	08/15/20		1,905,000	2,257,425

Automobiles 1.4%
Chrysler Group LLC	8.250	06/15/21		1,805,000	2,057,700
Ford Motor Company	4.750	01/15/43		17,080,000	17,309,624
Ford Motor Company	6.625	10/01/28		6,849,000	8,386,710
Ford Motor Company	7.450	07/16/31		4,249,000	5,657,960
Ford Motor Credit Company LLC	4.250	02/03/17		6,080,000	6,530,504
General Motors Financial Company, Inc.	3.250	05/15/18		4,915,000	4,988,725
General Motors Financial Company, Inc.	4.250	05/15/23		16,525,000	16,380,406

Distributors 0.3%
Ferrellgas LP (S)	6.750	01/15/22		9,913,000	10,334,303
Svensk Exportkredit AB	7.625	06/30/14	NZD	6,175,000	5,259,233

Hotels, Restaurants & Leisure 0.2%
Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	11,820,000	4,933,134
MGM Resorts International	8.625	02/01/19		3,310,000	3,947,175

Household Durables 0.2%
Beazer Homes USA, Inc.	6.625	04/15/18		1,480,000	1,583,600
Meritage Homes Corp.	7.000	04/01/22		2,975,000	3,265,063
Standard Pacific Corp.	8.375	05/15/18		2,020,000	2,383,600
Standard Pacific Corp.	8.375	01/15/21		1,385,000	1,648,150

Internet & Catalog Retail 0.5%
Netflix, Inc.	5.375	02/01/21		11,420,000	11,905,350
QVC, Inc.	5.950	03/15/43		9,460,000	9,979,931

Media 3.8%
Cablevision Systems Corp.	8.000	04/15/20		9,565,000	10,928,013
Cablevision Systems Corp.	8.625	09/15/17		3,325,000	3,890,250
CBS Outdoor Americas Capital LLC (S)	5.625	02/15/24		10,270,000	10,552,425
CCO Holdings LLC	5.750	01/15/24		14,027,000	14,430,276
CCO Holdings LLC	7.000	01/15/19		12,715,000	13,446,113
Cinemark USA, Inc.	4.875	06/01/23		11,565,000	11,391,525
Cinemark USA, Inc.	7.375	06/15/21		3,234,000	3,577,613
DISH DBS Corp.	5.000	03/15/23		9,330,000	9,493,275
DISH DBS Corp.	7.875	09/01/19		19,105,000	22,734,950
Lamar Media Corp.	5.000	05/01/23		5,335,000	5,375,013
Numericable Group SA (S)	6.250	05/15/24		10,360,000	10,839,150
Shaw Communications, Inc.	5.500	12/07/20	CAD	1,580,000	1,658,658
Shaw Communications, Inc.	5.700	03/02/17	CAD	610,000	616,723
Sirius XM Radio, Inc. (S)	4.625	05/15/23		8,870,000	8,448,675
Sirius XM Radio, Inc. (S)	5.250	08/15/22		11,470,000	12,387,600
Sirius XM Radio, Inc. (S)	5.875	10/01/20		10,945,000	11,601,700
Univision Communications, Inc. (S)	6.750	09/15/22		9,112,000	9,977,640
Videotron, Ltd.	7.125	01/15/20	CAD	290,000	287,513
Virgin Media Secured Finance PLC	5.250	01/15/21		1,260,000	1,299,375

1

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Consumer Discretionary (continued)

WMG Acquisition Corp. (S)	5.625	04/15/22		5,543,000	$5,556,858

Multiline Retail 0.1%
Macy's Retail Holdings, Inc.	7.875	08/15/36		4,529,000	5,004,083

Specialty Retail 0.6%
L Brands, Inc.	5.625	10/15/23		13,940,000	14,776,400
New Look Bondco I PLC (S)	8.375	05/14/18		5,075,000	5,442,938
New Look Bondco I PLC (S)	8.750	05/14/18	GBP	4,430,000	8,001,041

Consumer Staples 2.3%					102,631,343

Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	9.750	11/17/15	BRL	7,468,000	3,325,148
Constellation Brands, Inc.	3.750	05/01/21		300,000	298,125

Food & Staples Retailing 0.5%
Aramark Services, Inc.	5.750	03/15/20		2,355,000	2,505,131
HJ Heinz Company (S)	4.250	10/15/20		14,475,000	14,475,000
Smithfield Foods, Inc. (S)	5.875	08/01/21		4,215,000	4,478,438

Food Products 0.8%
B&G Foods, Inc.	4.625	06/01/21		15,485,000	15,407,575
JBS Investments GmbH (S)	7.750	10/28/20		3,520,000	3,778,544
Post Holdings, Inc. (S)	6.000	12/15/22		5,825,000	5,875,969
TreeHouse Foods, Inc.	4.875	03/15/22		12,830,000	13,070,563

Household Products 0.4%
Harbinger Group, Inc.	7.875	07/15/19		17,220,000	18,812,850

Tobacco 0.5%
Alliance One International, Inc.	9.875	07/15/21		20,200,000	20,604,000

Energy 3.7%					166,531,206

Energy Equipment & Services 0.3%
Calfrac Holdings LP (S)	7.500	12/01/20		3,830,000	4,088,525
Inkia Energy, Ltd. (S)	8.375	04/04/21		6,790,000	7,553,875
PHI, Inc. (S)	5.250	03/15/19		4,460,000	4,538,050

Gas Utilities 0.2%
DCP Midstream LLC (5.850% to 5-21-23, then 3 month
LIBOR + 3.850%) (S)	5.850	05/21/43		8,870,000	8,382,150

Oil, Gas & Consumable Fuels 3.2%
Arch Coal, Inc.	7.000	06/15/19		2,640,000	1,960,200
Arch Coal, Inc.	7.250	06/15/21		9,120,000	6,498,000
Bill Barrett Corp.	7.000	10/15/22		7,555,000	7,970,525
Carrizo Oil & Gas, Inc.	7.500	09/15/20		3,415,000	3,739,425
CNOOC Finance 2013, Ltd.	3.000	05/09/23		9,975,000	9,381,966
Ecopetrol SA	4.250	09/18/18		1,535,000	1,642,450
Ecopetrol SA	5.875	09/18/23		4,480,000	5,000,800
EP Energy LLC	7.750	09/01/22		6,040,000	6,772,350
EP Energy LLC	9.375	05/01/20		18,897,000	21,707,929
MarkWest Energy Partners LP	6.500	08/15/21		2,165,000	2,338,200
Pertamina Persero PT (S)	6.450	05/30/44		13,680,000	13,919,400
Petrobras Global Finance BV	4.375	05/20/23		16,465,000	15,713,570
Petrobras International Finance Company	5.375	01/27/21		3,940,000	4,087,068
Petroleos Mexicanos	6.000	03/05/20		2,120,000	2,417,860
Sabine Pass Liquefaction LLC	5.625	02/01/21		2,405,000	2,519,238

2

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Energy (continued)

Sabine Pass Liquefaction LLC	5.625	04/15/23		11,600,000	$11,919,000
Samson Investment Company (S)	10.750	02/15/20		7,700,000	8,046,500
SandRidge Energy, Inc.	7.500	02/15/23		7,115,000	7,577,475
SM Energy Company (S)	5.000	01/15/24		8,890,000	8,756,650

Financials 11.5%					513,542,117

Banks 4.8%
ANZ National International, Ltd.	2.950	07/27/15	SGD	2,750,000	2,241,525
Asian Development Bank	3.250	07/20/17	NZD	11,400,000	9,376,253
Banco Votorantim SA (S)	6.250	05/16/16	BRL	7,675,000	3,951,753
Bancolombia SA	5.950	06/03/21		4,695,000	5,160,744
Bank of America Corp. (P)	0.993	09/15/26		26,395,000	23,203,950
Bank of America Corp. (8.000% to 1-30-18, then 3 month
LIBOR + 3.630%) (Q)	8.000	01/30/18		6,620,000	7,464,712
BBVA Bancomer SA (S)	6.500	03/10/21		3,995,000	4,459,419
Citigroup, Inc.	6.250	06/29/17	NZD	8,565,000	7,542,653
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR +
4.230%) (Q)	5.900	02/15/23		12,670,000	12,733,350
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR +
4.069%) (Q)	5.950	01/30/23		12,410,000	12,503,075
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR
+ 3.033%) (Q)	5.100	06/30/23		14,730,000	13,846,200
First Niagara Financial Group, Inc.	7.250	12/15/21		14,175,000	16,325,404
International Finance Corp.	3.875	02/26/18	NZD	12,705,000	10,581,779
JPMorgan Chase & Company	4.250	11/02/18	NZD	13,905,000	11,425,415
National Australia Bank, Ltd.	6.000	02/15/17	AUD	14,740,000	14,613,207
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19,
then 5 year U.S. Swap Rate + 2.203%) (S)	4.000	10/15/24		9,920,000	10,044,268
PNC Financial Services Group, Inc. (P)(Q)	4.447	07/14/14		4,140,000	4,148,280
Regions Bank	6.450	06/26/37		1,250,000	1,477,188
Regions Financial Corp.	7.375	12/10/37		3,970,000	5,035,874
Synovus Financial Corp.	5.125	06/15/17		10,985,000	11,506,788
Synovus Financial Corp.	7.875	02/15/19		5,005,000	5,743,238
Westpac Banking Corp.	5.000	10/21/19	GBP	3,115,000	5,864,045
Westpac Banking Corp.	7.250	02/11/20	AUD	5,300,000	5,672,005
Zions Bancorporation (5.800% to 6-15-23, then 3 month
LIBOR + 3.800%) (Q)	5.800	06/15/23		8,290,000	7,834,050

Capital Markets 0.1%
Hongkong Land Treasury Services (Singapore) Pte, Ltd.	3.860	12/29/17	SGD	2,500,000	2,091,902
Temasek Financial I, Ltd.	3.265	02/19/20	SGD	5,250,000	4,434,925

Consumer Finance 0.4%
Credit Acceptance Corp. (S)	6.125	02/15/21		7,165,000	7,469,513
Trust F/1401 (S)	5.250	12/15/24		10,470,000	10,862,625

Diversified Financial Services 4.3%
European Investment Bank	4.250	02/04/15	NOK	70,100,000	11,910,257
European Investment Bank (S)	6.000	01/25/16	BRL	12,000,000	5,062,358
European Investment Bank	6.500	09/10/14	NZD	3,920,000	3,350,987
General Electric Capital Australia Funding Pty, Ltd.	5.750	02/17/17	AUD	1,235,000	1,211,626
General Electric Capital Australia Funding Pty, Ltd.	7.000	10/08/15	AUD	5,660,000	5,531,837
General Electric Capital Corp.	4.250	01/17/18	NZD	5,515,000	4,611,113
General Electric Capital Corp.	4.875	04/05/16	SEK	41,000,000	6,527,161
General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)	7.125	06/15/22		12,650,000	14,927,000

3

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

General Electric Capital Corp., Series A	7.625	12/10/14	NZD	14,055,000	$12,163,667
Gruposura Finance (S)	5.700	05/18/21		3,775,000	4,095,875
Inter-American Development Bank	3.750	10/09/18	AUD	8,825,000	8,307,574
Inter-American Development Bank	6.500	08/20/19	AUD	12,200,000	12,913,515
International Bank for Reconstruction & Development	2.125	05/29/17	NOK	31,200,000	5,245,894
International Bank for Reconstruction & Development	3.375	08/13/17	NZD	5,170,000	4,263,008
International Bank for Reconstruction & Development	3.750	01/23/19	AUD	8,355,000	7,864,205
International Bank for Reconstruction & Development	4.500	08/16/16	NZD	16,555,000	14,173,474
International Bank for Reconstruction & Development	5.375	12/15/14	NZD	7,930,000	6,793,611
KFW	4.000	12/15/14	NOK	39,250,000	6,638,088
KFW	5.750	05/13/15	AUD	15,350,000	14,686,383
KFW	6.000	01/19/16	AUD	10,200,000	9,964,080
KFW	6.000	08/20/20	AUD	18,700,000	19,486,849
Nationstar Mortgage LLC	7.875	10/01/20		1,920,000	1,939,200
Nationstar Mortgage LLC	9.625	05/01/19		8,127,000	8,919,383

Insurance 1.2%
American International Group, Inc. (8.175% to 5-15-38, then
3 month LIBOR + 4.195%)	8.175	05/15/58		32,505,000	43,963,013
MetLife, Inc.	6.400	12/15/36		5,295,000	5,906,837
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month
LIBOR + 4.175%)	5.875	09/15/42		5,630,000	6,010,025

Real Estate Investment Trusts 0.3%
Corrections Corp. of America	4.125	04/01/20		7,610,000	7,590,975
Host Hotels & Resorts LP	5.250	03/15/22		4,975,000	5,511,086

Real Estate Management & Development 0.4%
CapitaMalls Asia Treasury, Ltd.	3.950	08/24/17	SGD	7,750,000	6,510,346
Realogy Group LLC (S)	7.875	02/15/19		6,145,000	6,636,600
Yanlord Land Group, Ltd. (S)	10.625	03/29/18		2,940,000	3,211,950

Health Care 4.6%					206,234,362

Health Care Providers & Services 2.9%
Community Health Systems, Inc. (S)	6.875	02/01/22		12,880,000	13,556,200
Community Health Systems, Inc.	7.125	07/15/20		2,170,000	2,354,450
Community Health Systems, Inc.	8.000	11/15/19		7,040,000	7,726,400
HCA Holdings, Inc.	6.250	02/15/21		15,513,000	16,598,910
HCA, Inc.	5.000	03/15/24		14,450,000	14,666,750
HCA, Inc.	7.500	02/15/22		13,685,000	15,771,963
HCA, Inc.	8.000	10/01/18		1,600,000	1,908,000
LifePoint Hospitals, Inc. (S)	5.500	12/01/21		32,455,000	33,996,613
Tenet Healthcare Corp.	4.375	10/01/21		17,886,000	17,572,995
WellCare Health Plans, Inc.	5.750	11/15/20		5,171,000	5,507,115

Pharmaceuticals 1.7%
AbbVie, Inc.	4.400	11/06/42		5,090,000	5,094,678
Endo Finance LLC (S)	5.750	01/15/22		6,925,000	7,098,125
Endo Finance LLC (S)	7.250	01/15/22		6,715,000	7,319,350
Forest Laboratories, Inc. (S)	4.875	02/15/21		15,790,000	17,230,838
Forest Laboratories, Inc. (S)	5.000	12/15/21		16,600,000	18,177,000
Grifols Worldwide Operations, Ltd. (S)	5.250	04/01/22		13,265,000	13,729,275
Valeant Pharmaceuticals International, Inc. (S)	7.000	10/01/20		240,000	255,600
Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21		6,910,000	7,670,100

4

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Industrials 2.1%					$92,149,962

Airlines 0.6%
Air Canada (S)	6.750	10/01/19		2,830,000	3,063,475
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23		1,320,915	1,535,564
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22		2,033,138	2,414,352
TAM Capital 3, Inc. (S)	8.375	06/03/21		5,875,000	6,337,656
TAM Capital, Inc.	7.375	04/25/17		1,690,000	1,816,750
UAL 2009-1 Pass Through Trust	10.400	11/01/16		440,731	504,637
UAL 2009-2A Pass Through Trust	9.750	01/15/17		940,526	1,079,253
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24		1,891,282	2,127,692
US Airways 2012-1 Class B Pass Through Trust	8.000	10/01/19		6,013,800	6,855,732

Building Products 0.1%
Nortek, Inc.	8.500	04/15/21		1,740,000	1,918,350
Nortek, Inc.	10.000	12/01/18		4,160,000	4,513,600

Commercial Services & Supplies 0.1%
Iron Mountain, Inc.	5.750	08/15/24		5,073,000	5,073,000

Construction & Engineering 0.2%
Empresas ICA SAB de CV (S)	8.375	07/24/17		2,010,000	2,105,475
Tutor Perini Corp.	7.625	11/01/18		4,425,000	4,679,438

Industrial Conglomerates 0.4%
Odebrecht Finance, Ltd. (S)	7.125	06/26/42		4,480,000	4,838,400
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15		8,405,000	8,741,200
Tenedora Nemak SA de CV (S)	5.500	02/28/23		1,960,000	2,028,600

Machinery 0.0%
SPL Logistics Escrow LLC (S)	8.875	08/01/20		605,000	673,063

Marine 0.7%
Navios Maritime Acquisition Corp. (S)	8.125	11/15/21		8,760,000	9,176,100
Navios Maritime Holdings, Inc. (S)	7.375	01/15/22		19,460,000	19,824,875
Navios Maritime Holdings, Inc.	8.125	02/15/19		2,740,000	2,842,750

Information Technology 0.8%					37,268,004

IT Services 0.3%
Brightstar Corp. (S)	9.500	12/01/16		6,265,000	6,774,031
IBM Corp.	2.750	12/21/20	GBP	5,515,000	9,292,629

Semiconductors & Semiconductor Equipment 0.3%
Micron Technology, Inc. (S)	5.875	02/15/22		11,420,000	12,190,850

Software 0.1%
First Data Corp. (S)	8.875	08/15/20		3,065,000	3,402,150

Technology Hardware, Storage & Peripherals 0.1%
Seagate HDD Cayman	7.000	11/01/21		4,925,000	5,608,344

Materials 2.4%					105,672,460

Construction Materials 0.3%
Cemex Finance LLC (S)	9.375	10/12/22		2,720,000	3,196,000
Votorantim Cimentos SA (S)	7.250	04/05/41		7,010,000	7,430,600

Containers & Packaging 1.2%
AEP Industries, Inc.	8.250	04/15/19		4,330,000	4,611,450
Ardagh Packaging Finance PLC (S)	7.375	10/15/17		9,385,000	9,877,713
Ball Corp.	4.000	11/15/23		14,085,000	13,310,325
Ball Corp.	6.750	09/15/20		12,765,000	13,626,638

5

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials (continued)

Crown Americas LLC	4.500	01/15/23		4,421,000	$4,299,423
Owens-Brockway Glass Container, Inc.	7.375	05/15/16		4,700,000	5,217,000
Sealed Air Corp. (S)	6.500	12/01/20		3,887,000	4,334,005

Metals & Mining 0.9%
ArcelorMittal	7.250	03/01/41		9,390,000	9,859,500
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22		13,165,000	13,889,075
HudBay Minerals, Inc.	9.500	10/01/20		5,235,000	5,653,800
Rio Tinto Finance USA, Ltd.	7.125	07/15/28		2,595,000	3,386,086
Rio Tinto Finance USA, Ltd.	9.000	05/01/19		1,540,000	2,025,582
SunCoke Energy, Inc.	7.625	08/01/19		1,842,000	1,960,625
Vale Overseas, Ltd.	4.625	09/15/20		2,805,000	2,994,638

Telecommunication Services 2.1%					93,585,084

Diversified Telecommunication Services 1.6%
American Tower Corp.	4.700	03/15/22		3,195,000	3,390,662
American Tower Corp.	7.000	10/15/17		5,072,000	5,900,856
Crown Castle Towers LLC (S)	4.883	08/15/20		5,791,000	6,435,098
Frontier Communications Corp.	7.125	03/15/19		1,045,000	1,170,400
Frontier Communications Corp.	7.125	01/15/23		10,420,000	10,784,700
Frontier Communications Corp.	9.250	07/01/21		1,815,000	2,146,238
GTP Acquisition Partners I LLC (S)	7.628	06/15/16		3,215,000	3,420,204
T-Mobile USA, Inc.	6.125	01/15/22		16,135,000	17,103,100
T-Mobile USA, Inc.	6.250	04/01/21		5,882,000	6,249,625
T-Mobile USA, Inc.	6.625	04/01/23		3,450,000	3,726,000
T-Mobile USA, Inc.	6.836	04/28/23		3,940,000	4,274,900
Verizon Communications, Inc. (P)	1.984	09/14/18		4,995,000	5,264,280

Wireless Telecommunication Services 0.5%
Millicom International Cellular SA (S)	6.625	10/15/21		7,870,000	8,371,713
SBA Telecommunications, Inc.	5.750	07/15/20		3,495,000	3,687,225
SBA Tower Trust (S)	5.101	04/17/17		4,191,000	4,501,708
SoftBank Corp. (S)	4.500	04/15/20		7,070,000	7,158,375

Utilities 1.4%					63,492,019

Electric Utilities 0.1%
Abengoa Transmision Sur SA (S)	6.875	04/30/43		5,330,000	5,836,350

Gas Utilities 0.0%
Southern Gas Networks PLC	4.875	12/21/20	GBP	805,000	1,487,553

Independent Power and Renewable Electricity Producers 1.0%
Calpine Corp. (S)	6.000	01/15/22		8,175,000	8,767,688
Dynegy, Inc.	5.875	06/01/23		10,100,000	9,999,000
NRG Energy, Inc. (S)	6.250	07/15/22		5,610,000	5,946,600
NRG Energy, Inc. (S)	6.250	05/01/24		7,690,000	7,959,150
NRG Energy, Inc.	6.625	03/15/23		10,250,000	10,941,875

Multi-Utilities 0.3%
NiSource Finance Corp.	4.800	02/15/44		3,930,000	4,001,813
NiSource Finance Corp.	5.650	02/01/45		7,565,000	8,551,990

6

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Foreign Government Obligations 23.9%					$1,067,858,815

(Cost $1,068,143,818)

Australia 2.7%					121,333,098

New South Wales Treasury Corp.	6.000	05/01/20	AUD	37,015,000	39,031,862
Queensland Treasury Corp.	4.000	06/21/19	AUD	12,595,000	12,018,488
Queensland Treasury Corp.	6.000	10/21/15	AUD	27,105,000	26,341,179
Queensland Treasury Corp.	6.000	04/21/16	AUD	44,608,000	43,941,569

Bermuda 0.3%					14,535,850

Government of Bermuda (S)	4.854	02/06/24		13,960,000	14,535,850

Brazil 1.3%					55,282,479

Federative Republic of Brazil	10.000	01/01/21	BRL	38,265,000	16,329,400
Federative Republic of Brazil	10.000	01/01/23	BRL	28,750,000	12,049,642
Federative Republic of Brazil	10.250	01/10/28	BRL	24,952,000	11,945,284
Federative Republic of Brazil	12.500	01/05/16	BRL	31,915,000	14,958,153

Canada 1.0%					45,450,561

Export Development Canada	3.250	08/08/17	AUD	6,135,000	5,727,196
Government of Canada	1.250	03/01/18	CAD	2,905,000	2,672,638
Ontario School Boards Financing Corp., Series 01A2	6.250	10/19/16	CAD	3,815,000	3,906,267
Province of Ontario	1.650	09/27/19		7,065,000	6,964,204
Province of Ontario	3.150	12/15/17		4,115,000	4,386,598
Province of Ontario	6.250	06/16/15	NZD	12,870,000	11,174,532
Province of Ontario	6.250	09/29/20	AUD	5,965,000	6,171,298
Province of Quebec	6.750	11/09/15	NZD	5,060,000	4,447,828

Malaysia 1.8%					81,815,633

Government of Malaysia	3.741	02/27/15	MYR	105,000,000	32,819,183
Government of Malaysia	3.835	08/12/15	MYR	69,750,000	21,876,296
Government of Malaysia	4.262	09/15/16	MYR	85,650,000	27,120,154

Mexico 2.3%					104,412,853

Government of Mexico	5.000	06/15/17	MXN	233,003,100	18,516,139
Government of Mexico	6.000	06/18/15	MXN	160,075,000	12,747,580
Government of Mexico	7.750	05/29/31	MXN	632,061,500	55,264,146
Government of Mexico	8.000	12/07/23	MXN	198,247,500	17,884,988

New Zealand 3.1%					138,184,996

Dominion of New Zealand	5.000	03/15/19	NZD	39,885,000	35,398,188
Dominion of New Zealand	6.000	04/15/15	NZD	14,495,000	12,579,956
Dominion of New Zealand	6.000	12/15/17	NZD	59,260,000	53,888,876
Dominion of New Zealand	6.000	05/15/21	NZD	38,470,000	36,317,976

Norway 1.3%					59,748,826

Government of Norway	4.500	05/22/19	NOK	191,128,000	35,760,653
Government of Norway	5.000	05/15/15	NOK	138,862,000	23,988,173

Peru 0.1%					2,092,781

Republic of Peru	7.350	07/21/25		1,575,000	2,092,781

Philippines 2.0%					89,748,045

Republic of Philippines	4.950	01/15/21	PHP	659,000,000	16,002,457
Republic of Philippines	5.875	12/16/20	PHP	321,278,240	8,328,908

7

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Philippines (continued)

Republic of Philippines	6.250	01/14/36	PHP	895,000,000	$22,091,190
Republic of Philippines	6.500	04/28/21	PHP	792,600,000	21,207,480
Republic of Philippines	7.375	03/03/21	PHP	313,800,000	8,777,952
Republic of Philippines	8.125	12/16/35	PHP	419,020,160	13,340,058

Singapore 2.0%					90,328,036

Republic of Singapore	2.375	04/01/17	SGD	36,300,000	30,481,842
Republic of Singapore	2.500	06/01/19	SGD	10,700,000	9,029,809
Republic of Singapore	2.875	07/01/15	SGD	27,350,000	22,399,002
Republic of Singapore	3.250	09/01/20	SGD	32,710,000	28,417,383

South Korea 2.3%					100,658,926

Korea Treasury Bond Coupon Strips	3.286	09/10/18	KRW	654,810,000	564,961
Korea Treasury Bond Coupon Strips	3.287	03/10/18	KRW	654,810,000	575,128
Korea Treasury Bond Coupon Strips	3.296	03/10/17	KRW	654,810,000	593,336
Korea Treasury Bond Coupon Strips	3.297	09/10/17	KRW	654,810,000	584,471
Korea Treasury Bond Coupon Strips	3.309	09/10/16	KRW	654,810,000	602,553
Korea Treasury Bond Coupon Strips	3.315	03/10/16	KRW	654,810,000	611,426
Korea Treasury Bond Coupon Strips	3.326	09/10/15	KRW	654,810,000	620,353
Korea Treasury Bond Coupon Strips	3.327	03/10/15	KRW	654,810,000	628,957
Korea Treasury Bond Coupon Strips	3.347	09/10/14	KRW	654,810,000	637,402
Korea Treasury Bond Principal Strips	3.286	09/10/18	KRW	22,776,000,000	19,650,830
Republic of Korea	3.250	06/10/15	KRW	19,800,000,000	19,516,003
Republic of Korea	3.500	06/10/14	KRW	5,150,000,000	5,048,767
Republic of Korea	3.500	03/10/17	KRW	32,200,000,000	32,106,102
Republic of Korea	4.000	03/10/16	KRW	18,900,000,000	18,918,637

Sweden 1.8%					81,784,276

Kingdom of Sweden	3.000	07/12/16	SEK	151,150,000	23,740,578
Kingdom of Sweden	3.750	08/12/17	SEK	162,735,000	26,613,203
Kingdom of Sweden	5.000	12/01/20	SEK	134,390,000	24,556,499
Svensk Exportkredit AB	7.625	06/30/14	NZD	8,075,000	6,873,996

Thailand 1.9%					82,482,455

Bank of Thailand	3.200	10/22/14	THB	1,036,250,000	31,701,327
Kingdom of Thailand	3.250	06/16/17	THB	1,630,000,000	50,781,128

Capital Preferred Securities 2.4%					$105,705,195

(Cost $103,292,426)

Financials 2.4%					105,705,195

Banks 1.6%
First Tennessee Capital II	6.300	04/15/34		1,225,000	1,205,094
HSBC Finance Capital Trust IX (5.911% to 11-30-15, then 3
month LIBOR + 1.926%)	5.911	11/30/35		8,873,000	9,236,793
M&T Capital Trust III	9.250	02/01/27		480,000	487,886
PNC Financial Services Group, Inc. (6.750% to 8-1-21, then
3 month LIBOR + 3.678%) (Q)	6.750	08/01/21		7,370,000	8,125,425

8

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value
Financials (continued)

SunTrust Preferred Capital I (P)(Q)	4.000	07/14/14		9,340,000	$7,472,000
USB Capital IX (P)(Q)	3.500	07/14/14		18,244,000	15,598,620
Wachovia Capital Trust III (P)(Q)	5.570	07/14/14		27,585,000	26,895,375

Diversified Financial Services 0.8%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	06/27/14		19,065,000	15,442,650
Baggot Securities, Ltd. (Q)(S)	10.240	02/21/15	EUR	8,930,000	13,305,012
JPMorgan Chase Capital XXIII (P)	1.224	05/15/47		10,046,000	7,936,340

Convertible Bonds 1.8%					$82,779,782

(Cost $68,733,514)

Consumer Discretionary 0.4%					19,509,787

Household Durables 0.1%
Lennar Corp. (S)	2.750	12/15/20		2,500,000	4,673,438

Internet & Catalog Retail 0.1%
Liberty Interactive LLC	0.750	03/30/43		3,700,000	4,803,063

Media 0.2%
Sirius XM Radio, Inc. (S)	7.000	12/01/14		5,549,000	10,033,286

Consumer Staples 0.1%					5,826,188

Tobacco 0.1%
Vector Group, Ltd. (P)	2.500	01/15/19		4,380,000	5,826,188

Financials 0.4%					17,859,068

Real Estate Investment Trusts 0.2%
Dream Global Real Estate	5.500	07/31/18	CAD	1,095,000	1,031,580
Starwood Property Trust, Inc.	4.000	01/15/19		8,650,000	10,055,625

Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp.	2.000	04/01/20		4,790,000	6,771,863

Health Care 0.4%					15,654,548

Health Care Equipment & Supplies 0.1%
Teleflex, Inc.	3.875	08/01/17		690,000	1,225,613

Health Care Providers & Services 0.3%
WellPoint, Inc.	2.750	10/15/42		9,294,000	14,428,935

Industrials 0.2%					8,319,769

Trading Companies & Distributors 0.2%
Air Lease Corp.	3.875	12/01/18		5,295,000	8,319,769

Information Technology 0.3%					15,610,422

Internet Software & Services 0.2%
Equinix, Inc.	3.000	10/15/14		5,175,000	9,133,875

Semiconductors & Semiconductor Equipment 0.1%
Intel Corp.	3.250	08/01/39		4,535,000	6,476,547

9

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Term Loans (M) 13.2%				$591,206,493

(Cost $590,520,958)

Consumer Discretionary 3.1%				140,194,936

Automobiles 0.3%
Chrysler Group LLC	3.250	12/31/18	11,445,000	11,363,248

Distributors 0.1%
OSP Group, Inc.	4.500	03/18/21	6,390,000	6,453,900

Hotels, Restaurants & Leisure 0.7%
Four Seasons Holdings, Inc.	3.500	06/27/20	14,920,025	14,864,075
Hilton Worldwide Finance LLC	3.500	10/26/20	8,692,500	8,657,487
La Quinta Intermediate Holdings LLC	4.000	04/14/21	8,965,000	8,965,000

Media 1.0%
Clear Channel Communications, Inc.	6.900	01/30/19	11,630,802	11,491,652
Clear Channel Communications, Inc.	7.650	07/30/19	3,618,449	3,617,443
RentPath, Inc.	6.250	05/29/20	11,810,750	11,788,605
Univision Communications, Inc.	4.000	03/01/20	8,607,952	8,577,213
Virgin Media Investment Holdings, Ltd.	3.500	06/05/20	8,910,000	8,836,216

Multiline Retail 0.8%
Hudson's Bay Company	4.750	11/04/20	15,609,375	15,741,540
J Crew Group, Inc.	4.080	03/05/21	8,425,000	8,374,450
Lands' End, Inc.	4.250	04/02/21	13,385,000	13,351,538

Textiles, Apparel & Luxury Goods 0.2%
Burlington Coat Factory Warehouse Corp.	4.250	02/23/17	2,870,744	2,887,791
Nine West Holdings, Inc.	4.750	10/08/19	5,215,000	5,224,778

Consumer Staples 1.3%				55,421,215

Food & Staples Retailing 1.1%
Aramark Services, Inc.	3.250	02/24/21	21,635,000	21,476,610
HJ Heinz Company	3.500	06/05/20	3,544,282	3,561,100
Rite Aid Corp.	3.500	02/21/20	10,910,000	10,889,544
Rite Aid Corp.	5.750	08/21/20	1,035,000	1,055,959
SUPERVALU, Inc.	4.500	03/21/19	11,576,811	11,566,473

Food Products 0.2%
Big Heart Pet Brands	3.500	03/08/20	6,934,368	6,871,529

Energy 0.5%				22,303,217

Energy Equipment & Services 0.2%
Offshore Group Investment, Ltd.	5.000	10/25/17	7,028,763	6,987,033

Oil, Gas & Consumable Fuels 0.3%
Arch Coal, Inc.	6.250	05/16/18	9,146,574	8,988,146
Fieldwood Energy LLC	8.375	09/30/20	6,140,000	6,328,038

Financials 2.0%				90,802,323

Capital Markets 0.2%
Walter Investment Management Corp.	4.750	12/11/20	10,973,476	10,826,026

Diversified Financial Services 1.1%
Carestream Health, Inc.	5.000	06/07/19	25,898,113	25,935,872
Carestream Health, Inc.	9.500	12/07/19	14,434,023	14,686,618
Ocwen Loan Servicing LLC	5.000	02/15/18	6,922,755	6,948,715

10

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Insurance 0.4%
HUB International, Ltd.	4.250	10/02/20	17,504,825	$17,487,320

Real Estate Investment Trusts 0.3%
iStar Financial, Inc.	4.500	10/16/17	14,880,570	14,917,772

Health Care 2.0%				88,878,873

Health Care Equipment & Supplies 0.2%
Biomet, Inc.	3.658	07/25/17	4,159,632	4,165,664
Brand Energy & Infrastructure Services, Inc.	4.750	11/26/20	3,987,769	3,998,452

Health Care Providers & Services 0.9%
Catalent Pharma Solutions, Inc.	3.650	09/15/16	2,653,059	2,651,401
Catalent Pharma Solutions, Inc.	4.500	09/15/21	3,879,298	3,892,026
Community Health Systems, Inc.	4.250	01/27/21	4,350,000	4,373,112
Kindred Healthcare, Inc.	4.000	04/09/21	6,315,000	6,299,213
MPH Acquisition Holdings LLC	4.000	03/31/21	5,424,545	5,399,685
National Mentor Holdings, Inc.	4.750	01/31/21	6,609,133	6,633,918
Opal Acquisition, Inc.	5.000	11/27/20	10,284,225	10,291,938

Pharmaceuticals 0.9%
Endo Luxembourg Finance I Company Sarl	3.250	02/28/21	12,740,000	12,640,475
Grifols Worldwide Operations USA, Inc.	3.150	02/27/21	7,840,000	7,803,254
Mallinckrodt International Finance SA	3.500	03/19/21	5,590,000	5,558,059
Salix Pharmaceuticals, Ltd.	4.250	01/02/20	7,396,375	7,428,734
Valeant Pharmaceuticals International, Inc.	3.750	08/05/20	7,760,185	7,742,942

Industrials 0.7%				32,330,232

Airlines 0.2%
Delta Air Lines, Inc.	3.500	04/20/17	4,863,231	4,856,282
US Airways, Inc.	3.500	05/23/19	6,920,100	6,907,990

Commercial Services & Supplies 0.2%
Capital Safety NA Holdings, Inc.	4.000	03/13/21	8,330,000	8,288,350

Trading Companies & Distributors 0.3%
American Builders & Contractors Supply Company, Inc.	3.500	04/16/20	12,318,100	12,277,610

Information Technology 1.5%				67,022,609

Communications Equipment 0.3%
Alcatel-Lucent USA, Inc.	4.500	01/30/19	14,876,162	14,897,851

Electronic Equipment, Instruments & Components 0.6%
Dell International LLC	4.500	04/29/20	26,292,875	26,230,140

Software 0.6%
BMC Software Finance, Inc.	5.000	09/10/20	12,029,850	12,050,842
First Data Corp.	4.150	03/24/18	3,478,092	3,483,035
First Data Corp.	4.150	09/24/18	1,245,000	1,246,037
First Data Corp.	4.150	03/24/21	1,892,705	1,894,266
IMS Health, Inc.	3.500	03/17/21	7,275,000	7,220,438

Materials 1.0%				44,623,143

Chemicals 0.2%
Axalta Coating Systems US Holdings, Inc.	4.000	02/01/20	9,945,260	9,932,829

11

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials (continued)

Construction Materials 0.3%
Apex Tool Group LLC	4.500	01/31/20	8,820,619	$8,591,839
Doncasters US Finance LLC	4.500	04/09/20	4,445,472	4,448,251

Containers & Packaging 0.2%
Berry Plastics Group, Inc.	3.500	02/08/20	8,651,984	8,570,872
Consolidated Container Company LLC	5.000	07/03/19	1,169,200	1,169,200

Metals & Mining 0.3%
FMG Resources August 2006 Pty, Ltd.	3.750	06/30/19	6,352,528	6,342,605
Signode Industrial Group US, Inc.	4.000	03/21/21	5,585,000	5,567,547

Telecommunication Services 0.6%				27,901,136

Diversified Telecommunication Services 0.5%
Crown Castle Operating Company	3.000	01/31/19	8,843,267	8,823,618
Crown Castle Operating Company	3.000	01/31/21	13,770,488	13,708,093

Wireless Telecommunication Services 0.1%
SBA Senior Finance II LLC	3.250	03/31/21	5,410,000	5,369,425

Utilities 0.5%				21,728,809

Electric Utilities 0.4%
La Frontera Generation LLC	4.500	09/30/20	17,836,303	17,849,680

Independent Power and Renewable Electricity Producers 0.1%
Dynegy, Inc.	4.000	04/23/20	3,879,824	3,879,129

Collateralized Mortgage Obligations 5.6%				$252,451,851

(Cost $247,072,312)

Commercial & Residential 5.1%				227,554,820

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.654	04/25/35	3,250,160	3,246,410
American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.639	12/25/46	29,067,307	2,084,975
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	5,435,000	6,269,946
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.765	05/10/45	3,540,000	3,869,995
Series 2006-4, Class AM	5.675	07/10/46	6,875,000	7,507,363
Banc of America Funding Corp.
Series 2005-B, Class 3A1B (P)	0.459	04/20/35	11,137,265	10,625,508
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	1.874	01/25/35	3,501,008	3,512,197
Series 2005-2, Class A1 (P)	2.580	03/25/35	2,228,024	2,260,687
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.850	01/25/35	2,979,545	2,894,318
Series 2004-13, Class A1 (P)	0.890	11/25/34	5,246,240	5,247,478
Series 2004-8, Class 1A (P)	0.850	09/25/34	1,084,136	1,056,795
Series 2005-7, Class 11A1 (P)	0.690	08/25/35	2,437,175	2,213,961
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.645	02/25/37	3,366,599	3,391,055
Commercial Mortgage Pass Through Certificates
Series 2006-GG7, Class AM (P)	5.820	07/10/38	5,674,000	6,165,380
Series 2007-C9, Class A4 (P)	5.795	12/10/49	3,930,000	4,409,043

12

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Series 2014-TWC, Class D (P) (S)	2.402	02/13/32	8,060,000	$8,063,200
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.160	09/19/44	21,283,767	1,307,924
Series 2005-AR2, Class X2 IO	2.799	03/19/45	48,410,556	4,145,996
Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12/05/19	2,691,875	2,745,446
GS Mortgage Securities Corp. II
Series 2013, Class KYO (P) (S)	3.751	11/08/29	7,310,000	7,405,651
GSR Mortgage Loan Trust
Series 2004-5, Class 2A1 (P)	2.630	05/25/34	6,583,397	6,632,575
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.313	06/19/34	4,565,768	4,583,214
Series 2004-7, Class 4A (P)	2.675	11/19/34	5,710,298	5,719,035
Series 2005-2, Class IX IO	2.227	05/19/35	12,905,069	875,355
Series 2005-9, Class 2A1A (P)	0.489	06/20/35	3,833,518	3,673,009
Series 2005-9, Class 2A1C (P)	0.599	06/20/35	2,684,693	2,550,858
Series 2005-8, Class 1X IO	2.170	09/19/35	4,945,541	281,871
Series 2007-3, Class ES IO (S)	0.350	05/19/47	11,833,311	125,729
Series 2007-4, Class ES IO	0.350	07/19/47	12,639,714	126,397
Series 2007-6, Class ES IO (S)	0.342	08/19/37	9,900,234	105,190
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.901	11/05/30	5,735,000	5,735,103
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.029	10/25/36	17,577,293	1,399,520
Series 2005-AR18, Class 2X IO	1.666	10/25/36	17,587,219	656,151
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.279	12/15/44	4,175,000	4,446,463
Series 2006-LDP7, Class AM (P)	5.863	04/15/45	8,081,000	8,826,876
Series 2007-CB18, Class A4	5.440	06/12/47	4,160,000	4,554,792
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	5,120,000	5,587,517
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.146	12/25/34	2,267,087	2,227,542
Series 2005-A2, Class A2 (P)	2.476	02/25/35	3,339,853	3,349,545
Series 2006-3, Class 2A1 (P)	2.337	10/25/36	2,122,306	2,103,509
Series 2007-1, Class 2A1 (P)	2.557	01/25/37	10,429,530	10,327,445
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.308	01/12/44	5,425,000	5,769,119
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	2,837,779	3,066,796
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03/15/44	3,940,000	4,319,678
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.455	10/25/34	1,750,243	1,733,969
Series 2004-9, Class 1A (P)	5.707	11/25/34	2,296,203	2,282,047
Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.460	11/25/35	3,451,928	3,192,792
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.486	12/25/33	3,682,791	3,695,294
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.440	12/25/45	5,102,396	4,692,725
Series 2005-AR2, Class 2A1B (P)	0.520	01/25/45	6,154,085	5,551,729
Series 2005-AR2, Class 2A2B (P)	0.530	01/25/45	4,275,879	3,861,435
Series 2005-AR6, Class 2A1A (P)	0.380	04/25/45	9,442,831	8,959,132
Series 2005-AR8, Class 2AB2 (P)	0.570	07/25/45	4,729,283	4,488,912

13

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Series 2005-AR8, Class 2AB3 (P)	0.510	07/25/45	3,417,288	$3,225,742
Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P) (S)	3.550	04/16/35	7,406,403	6,297,835
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.615	12/25/34	4,030,345	4,106,591

U.S. Government Agency 0.5%				24,897,031

Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (P)	1.800	04/25/24	3,490,000	3,517,093
Series 291, Class IO	3.500	11/15/32	13,744,707	2,765,075
Series 292, Class IO	3.500	11/15/27	9,668,599	1,437,448
Series 296, Class IO	3.000	12/15/27	7,356,211	1,011,847
Series 304, Class C42 IO	4.000	12/15/27	15,963,726	2,009,226
Series 4077, Class IK IO	5.000	07/15/42	11,211,847	2,162,866
Series K705, Class X1 IO	1.752	09/25/18	23,074,422	1,524,319
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11/25/37	13,067,367	2,152,530
Series 2013-39, Class KI IO	4.000	05/25/28	21,620,622	2,841,752
Series 402, Class 3 IO	4.000	11/25/39	1,081,079	218,084
Series 402, Class 4 IO	4.000	10/25/39	1,666,288	304,359
Series 402, Class 7 IO	4.500	11/25/39	2,424,695	463,093
Series 406, Class 3 IO	4.000	01/25/41	5,706,068	948,729
Series 407, Class 4 IO	4.500	03/25/41	8,978,702	1,566,529
Series 407, Class 7 IO	5.000	03/25/41	6,353,423	1,302,591
Series 407, Class 8 IO	5.000	03/25/41	3,161,599	671,490

Asset Backed Securities 1.1%				$47,545,559

(Cost $45,626,275)

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	22,004,900	22,635,340
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	14,058,938	15,190,387
Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.650	06/25/33	1,968,377	1,890,687
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	3,316,464	3,568,041
Specialty Underwriting & Residential Finance Trust
Series 2006-BC1, Class A2D (P)	0.450	12/25/36	4,492,523	4,261,104

			Shares	Value

Common Stocks 2.1%				$93,362,636

(Cost $77,466,911)

Consumer Discretionary 0.3%				11,110,671

Auto Components 0.3%
TRW Automotive Holdings Corp. (I)			130,914	11,110,671

Media 0.0%
Vertis Holdings, Inc. (I)			110,794	0

Financials 1.8%				82,251,965

Banks 1.3%
Investors Bancorp, Inc.			634,693	6,854,684
Park National Corp.			43,030	3,212,190

14

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Financials (continued)

PNC Financial Services Group, Inc.	144,725	$12,340,701
SunTrust Banks, Inc.	328,570	12,590,802
Talmer Bancorp, Inc. (I)	721,216	9,372,817
Talmer Bancorp, Inc., Class A (I)	110,000	1,429,544
U.S. Bancorp	301,525	12,721,340

Consumer Finance 0.3%
Capital One Financial Corp.	168,445	13,288,626

Insurance 0.2%
MetLife, Inc.	205,012	10,441,261

Preferred Securities 6.9%		$307,574,360

(Cost $287,600,461)

Consumer Discretionary 0.0%		171,384

Household Durables 0.0%
Beazer Homes USA, Inc., 7.500%	5,550	171,384

Consumer Staples 0.2%		9,925,218

Food Products 0.2%
Post Holdings, Inc., 5.250%	93,820	9,925,218

Financials 4.3%		193,041,185

Banks 2.7%
First Niagara Financial Group, Inc. (8.6250% to 12-15-17, then 3
month LIBOR + 7.3270%)	173,250	4,948,020
First Tennessee Bank NA, 3.750% (S)	17,017	12,257,558
HSBC USA, Inc., 3.500%	354,999	7,841,928
Huntington Bancshares, Inc., 8.500%	10,050	13,215,750
M&T Bank Corp., Series A, 6.375%	11,955	11,835,450
Regions Financial Corp., 6.375%	366,170	9,022,429
SunTrust Banks, Inc., 4.000%	309,575	6,600,139
U.S. Bancorp, 3.500%	18,202	15,326,084
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	425,675	12,323,291
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR +
3.090%)	227,445	5,918,119
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR +
3.690%)	296,899	8,399,273
Zions Bancorporation, 6.950%	185,190	5,009,390
Zions Bancorporation, 7.900%	295,750	8,245,510

Capital Markets 0.1%
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR +
3.108%)	164,960	4,310,405

Diversified Financial Services 0.0%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR +
5.785%)	62,689	1,700,126

Insurance 0.5%
Hartford Financial Services Group, Inc., 7.875%	333,100	10,019,648
MetLife, Inc., 5.000%	361,574	10,684,512

Real Estate Investment Trusts 0.8%
Health Care REIT, Inc., 6.500%	88,350	5,234,738
Weyerhaeuser Company, 6.375%	518,550	30,407,772

15

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

			Shares	Value

Financials (continued)

Thrifts & Mortgage Finance 0.2%
Flagstar Bancorp, Inc., 9.000%			8,933	$9,741,043

Industrials 0.5%				22,285,133

Aerospace & Defense 0.2%
United Technologies Corp., 7.500%			162,985	10,724,413

Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%			40,023	1,998,649

Machinery 0.2%
Stanley Black & Decker, Inc., 6.250%			84,040	9,562,071

Materials 0.3%				11,062,000

Metals & Mining 0.3%
ArcelorMittal, 6.000%			165,650	3,848,050
Cliffs Natural Resources, Inc., 7.000%			418,200	7,213,950

Telecommunication Services 0.5%				20,996,190

Diversified Telecommunication Services 0.3%
American Tower Corp., 5.250%			116,265	12,441,518

Wireless Telecommunication Services 0.2%
Crown Castle International Corp., 4.500%			81,957	8,554,672

Utilities 1.1%				50,093,250

Electric Utilities 0.5%
NextEra Energy, Inc., 5.799%			61,330	3,470,051
NextEra Energy, Inc., 5.889%			216,910	13,572,059
SCE Trust I, 5.625%			190,505	4,566,405

Multi-Utilities 0.6%
CenterPoint Energy, Inc., 3.719%			189,635	10,126,092
Dominion Resources, Inc., 6.000%			318,450	18,358,643

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0%				$8,225

(Cost $50)

Consumer Discretionary 0.0%				8,225

Lear Corp., Series B (I)	8.750	12/01/16	940,000	8,225

			Notional par	Value

Purchased Options 0.0%				$1,994,580

(Cost $10,608,030)

Call Options 0.0%				1,793,396

Over the Counter on the GBP vs. CAD (Expiration Date: 8-14-14; Strike Price: GBP
1.95; Counterparty: Morgan Stanley Company, Inc.) (I)			41,470,000	17,656
Over the Counter on the USD vs. CAD (Expiration Date: 5-6-15; Strike Price: $1.18;
Counterparty: Morgan Stanley Company, Inc.) (I)			128,740,000	671,894
Over the Counter on the USD vs. CAD (Expiration Date: 8-5-14; Strike Price: $1.18;
Counterparty: Morgan Stanley Company, Inc.) (I)			123,605,000	4,203

16

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

	Notional par	Value

Call Options (continued)

Over the Counter on the USD vs. CAD (Expiration Date: 9-18-14; Strike Price: $1.16;
Counterparty: Morgan Stanley Company, Inc.) (I)	203,125,000	$150,719
Over the Counter on the USD vs. CAD (Expiration Date: 9-26-14; Strike Price: $1.15;
Counterparty: Morgan Stanley Company, Inc.) (I)	132,615,000	172,002
Over the Counter on the USD vs. CAD (Expiration Date: 9-3-15; Strike Price: $1.30;
Counterparty: Goldman Sachs & Company) (I)	89,190,000	161,166
Over the Counter on the USD vs. JPY (Expiration Date: 3-3-15; Strike Price: $110.50;
Counterparty: Morgan Stanley Company, Inc.) (I)	176,485,000	615,756

Put Options 0.0%		201,184

Over the Counter on the EUR vs. CHF (Expiration Date: 8-5-14; Strike Price: EUR
1.20; Counterparty: Morgan Stanley Company, Inc.) (I)	247,215,000	201,184

	Par value	Value

Short-Term Investments 1.9%		$86,749,286

(Cost $86,749,286)

Repurchase Agreement 1.9%		86,749,286

Barclays Tri-Party Repurchase Agreement dated 5-30-14 at 0.050% to be repurchased at $74,179,309 on 6-2-14, collateralized by
$75,047,400 U.S. Treasury Notes, 0.375% - 1.000% due 6-30-15 to
3-31-17 (valued at $75,662,928, including interest)	$74,179,000	74,179,000
Repurchase Agreement with State Street Corp. dated 5-30-14 at
0.000% to be repurchased at $12,570,286 on 6-2-14, collateralized by $2,635,000 Federal National Mortgage Association, 2.080% due
11-2-22 (valued at $2,503,250, including interest) and $10,430,000
U.S. Treasury Notes, 0.625% due 11-30-17 (valued at $10,319,817,
including interest)	12,570,286	12,570,286

Total investments (Cost $4,242,694,340)† 97.8%		$4,377,381,470

Other assets and liabilities, net 2.2%		$96,773,003

Total net assets 100.0%		$4,474,154,473

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

EUR Euro

GBP Pound Sterling

KRW Korean Won

MXN Mexican Peso

MYR Malaysian Ringgit

NOK Norwegian Krone

NZD New Zealand Dollar

17

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

PHP Philippine Peso

SEK Swedish Krona

SGD Singapore Dollar

THB Thai Baht

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $666,023,193 or 14.9% of the fund's net assets as of 5-31-14.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $4,264,895,739. Net unrealized appreciation aggregated $112,485,731, of which $196,753,583 related to appreciated investment securities and $84,267,852 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 5-31-14:

United States	64.5%
Australia	4.0%
New Zealand	3.1%
Mexico	2.7%
Singapore	2.6%
South Korea	2.3%
Philippines	2.2%
Canada	2.0%
Sweden	2.0%
Thailand	1.8%
Other Countries	12.8%

Total	100.0%

18

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	5-31-14	Price	Inputs	Inputs
Corporate Bonds	$1,740,144,688	—	$1,740,144,688	—
Foreign Government Obligations	1,067,858,815	—	1,067,858,815	—
Capital Preferred Securities	105,705,195	—	105,705,195	—
Convertible Bonds	82,779,782	—	82,779,782	—
Term Loans	591,206,493	—	591,206,493	—
Collateralized Mortgage Obligations	252,451,851	—	252,094,535	$357,316
Asset Backed Securities	47,545,559	—	47,545,559	—
Common Stocks	93,362,636	$82,560,275	10,802,361	—
Preferred Securities	307,574,360	273,451,018	34,123,342	—
Escrow Certificates	8,225	—	—	8,225
Purchased Options	1,994,580	—	1,994,580	—
Short-Term Investments	86,749,286	—	86,749,286	—

Total Investments in Securities	$4,377,381,470	$356,011,293	$4,021,004,636	$365,541
Other Financial Instruments:
Futures	($4,280,842)	($4,280,842)	—	—
Forward Foreign Currency Contracts	($17,369,795)	—	($17,369,795)	—

19

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

At May 31, 2014, the fund had $26,774,595 in unfunded loan commitments outstanding.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2014, the fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at May 31, 2014.

20

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

5-Year U.S. Treasury Note Futures	551	Short	Sep 2014	($65,903,322)	($65,986,555)	($83,233)
10-Year U.S. Treasury Note Futures	6,851	Short	Sep 2014	(857,106,454)	(859,907,547)	(2,801,093)
U.S. Treasury Long Bond Futures	1,697	Short	Sep 2014	(231,887,953)	(233,284,469)	(1,396,516)

						($4,280,842)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies. The following table summarizes the contracts held at May 31, 2014.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
AUD	71,164,364	GBP	38,715,000	Deutsche Bank AG London	7/16/2014	$1,159,099	-	$1,159,099
AUD	71,094,208	GBP	38,745,000	Royal Bank of Scotland PLC	7/16/2014	1,043,733	-	1,043,733
AUD	116,325,000	USD	107,293,527	Deutsche Bank AG London	7/16/2014	641,821	-	641,821
AUD	107,830,000	USD	99,164,639	J. Aron & Company	7/16/2014	888,389	-	888,389
AUD	38,800,000	USD	35,824,040	Royal Bank of Canada	7/16/2014	177,606	-	177,606
CAD	1,099,287	USD	994,353	Barclays Bank PLC Wholesale	7/16/2014	18,406	-	18,406
CAD	1,950,947	USD	1,787,564	JPMorgan Chase Bank N.A.	7/16/2014	9,818	-	9,818
CAD	42,960,205	USD	38,865,000	Royal Bank of Canada	7/16/2014	713,673	-	713,673
CAD	3,556,000	USD	3,251,606	State Street Bank and Trust Company	7/16/2014	24,491	-	24,491
CNH	121,815,858	USD	19,405,000	Bank of Montreal	7/16/2014	43,465	-	43,465
CNH	240,858,171	USD	38,501,578	HSBC Bank USA	7/16/2014	-	($47,456)	(47,456)
EUR	22,115,000	USD	30,277,646	Citibank N.A.	7/16/2014	-	(133,216)	(133,216)
GBP	38,920,000	AUD	71,151,209	Royal Bank of Scotland PLC	7/16/2014	-	(803,384)	(803,384)
GBP	39,830,000	AUD	72,002,626	State Street Bank and Trust Company	7/16/2014	-	(68,555)	(68,555)
GBP	77,800,000	CAD	143,492,739	Royal Bank of Canada	7/16/2014	-	(1,832,563)	(1,832,563)
GBP	11,550,114	USD	19,405,000	Bank of Nova Scotia	7/16/2014	-	(51,075)	(51,075)

21

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

GBP	63,238,009	USD	105,986,903	JPMorgan Chase Bank N.A.	7/16/2014	-	(22,260)	(22,260)
MXN	255,515,338	USD	19,405,000	Bank of Nova Scotia	7/16/2014	402,659	-	402,659
NZD	14,300,000	AUD	13,248,101	Barclays Bank PLC Wholesale	7/16/2014	-	(194,231)	(194,231)
NZD	9,100,000	CAD	8,470,280	Barclays Bank PLC Wholesale	7/16/2014	-	(104,587)	(104,587)
NZD	15,061,549	USD	12,839,218	UBS AG	7/16/2014	-	(96,532)	(96,532)
SGD	43,495,038	CAD	38,000,000	Bank of Montreal	7/16/2014	-	(331,270)	(331,270)
SGD	65,616,357	CAD	57,355,000	Citibank N.A.	7/16/2014	-	(525,938)	(525,938)
SGD	21,741,225	CAD	19,000,000	Deutsche Bank AG London	7/16/2014	-	(170,653)	(170,653)
USD	22,049,108	AUD	24,008,092	Bank of Montreal	7/16/2014	-	(227,459)	(227,459)
USD	668,433,092	AUD	723,432,010	Barclays Bank PLC Wholesale	7/16/2014	-	(2,823,177)	(2,823,177)
USD	8,913,512	AUD	9,709,708	Citibank N.A.	7/16/2014	-	(95,907)	(95,907)
USD	53,670,490	AUD	58,240,000	J. Aron & Company	7/16/2014	-	(369,096)	(369,096)
USD	38,810,000	CAD	42,870,496	Bank of Montreal	7/16/2014	-	(686,026)	(686,026)
USD	843,112,542	CAD	931,879,646	Toronto Dominion Bank	7/16/2014	-	(15,415,945)	(15,415,945)
USD	44,015,502	EUR	31,844,985	Bank of Nova Scotia	7/16/2014	608,360	-	608,360
USD	83,607,222	NOK	502,964,324	Standard Chartered Bank	7/16/2014	-	(387,253)	(387,253)
USD	22,050,848	NZD	25,926,922	Australia and New Zealand Banking Group	7/16/2014	115,613	-	115,613
USD	82,069,359	SEK	540,455,453	Citibank N.A.	7/16/2014	1,366,540	-	1,366,540
USD	106,113,939	SGD	133,342,245	Standard Chartered Bank	7/16/2014	-	(196,885)	(196,885)

						$7,213,673	($24,583,468)	($17,369,795)

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended May 31, 2014, the fund used purchased options to manage against anticipated currency exchange rates.

22

Strategic Income Opportunities Fund
As of 5-31-14 (Unaudited)

During the period ended May 31, 2014, the fund wrote option contracts to manage against anticipated currency exchange rates. There were no open written options contracts as of May 31, 2014.

	Number of Contracts	Premiums Received

Outstanding, beginning of period	122,780,000	827,732
Options written
Option closed	(122,780,000)	(827,732)
Options exercised
Options expired
Outstanding, end of period	-	-

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

23

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

356Q3 5/14
7/14

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.

John Hancock
Emerging Markets Debt Fund

Quarterly portfolio holdings 5/31/2014

John Hancock
INVESTMENTS

Emerging Markets Debt Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 60.5%				$167,687,437

(Cost $161,303,523)

Austria 0.8%				2,146,900

JBS Investments GmbH (S)	7.750	10/28/20	2,000,000	2,146,900

Brazil 1.1%				2,926,028

Vale Overseas, Ltd.	6.875	11/21/36	1,300,000	1,442,028
Votorantim Cimentos SA	7.250	04/05/41	1,400,000	1,484,000

Cayman Islands 6.4%				17,840,084

Agromercantil Senior Trust (S)	6.250	04/10/19	2,250,000	2,348,438
Banco BTG Pactual SA (S)	4.000	01/16/20	1,200,000	1,152,000
Banco BTG Pactual SA	5.750	09/28/22	1,000,000	970,000
Banco do Brasil SA (S)	5.875	01/19/23	400,000	411,000
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT +
4.398%) (Q)	6.250	04/15/24	3,000,000	2,527,500
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	1,000,000	1,011,250
Cementos Progreso Trust (S)	7.125	11/06/23	2,000,000	2,120,000
Comcel Trust (S)	6.875	02/06/24	1,800,000	1,926,000
Grupo Aval, Ltd.	4.750	09/26/22	500,000	493,750
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	1,465,000	1,523,600
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625	10/01/22	2,000,000	2,132,500
Petrobras International Finance Company	5.375	01/27/21	1,180,000	1,224,046

Chile 1.6%				4,398,743

Corporacion Nacional del Cobre de Chile	5.625	09/21/35	1,500,000	1,650,209
Empresa de Transporte de Pasajeros Metro SA (S)	4.750	02/04/24	800,000	842,956
Empresa Nacional del Petroleo	5.250	08/10/20	700,000	757,029
ENTEL Chile SA (S)	4.875	10/30/24	1,100,000	1,148,549

Colombia 3.3%				9,102,934

Ecopetrol SA	5.875	09/18/23	1,150,000	1,283,688
Ecopetrol SA	5.875	05/28/45	3,250,000	3,347,496
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23	1,500,000	1,477,500
Pacific Rubiales Energy Corp. (S)	5.375	01/26/19	1,000,000	1,041,250
Transportadora de Gas Internacional SA ESP (S)	5.700	03/20/22	1,800,000	1,953,000

Hong Kong 0.4%				1,067,294

CNOOC Finance 2012, Ltd. (S)	3.875	05/02/22	1,050,000	1,067,294

India 1.4%				3,797,075

Reliance Industries, Ltd. (Q)(S)	5.875	02/05/18	550,000	534,325
Vedanta Resources PLC (S)	7.125	05/31/23	3,100,000	3,262,750

Indonesia 5.4%				15,071,250

Pertamina Persero PT (S)	6.000	05/03/42	7,200,000	6,912,000
Pertamina Persero PT (S)	6.450	05/30/44	2,700,000	2,747,250
Perusahaan Listrik Negara PT (S)	5.250	10/24/42	6,150,000	5,412,000

Ireland 1.4%				3,878,408

MTS International Funding, Ltd. (S)	8.625	06/22/20	1,450,000	1,712,450
Rosneft Oil Company (S)	4.199	03/06/22	400,000	369,520
Vnesheconombank	6.902	07/09/20	1,675,000	1,796,438

Isle of Man 0.8%				2,241,200

AngloGold Ashanti Holdings PLC	8.500	07/30/20	2,000,000	2,241,200

1

Emerging Markets Debt Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Israel 0.4%				$1,136,720

Israel Electric Corp., Ltd. (S)	6.875	06/21/23	1,000,000	1,136,720

Jamaica 0.7%				2,018,500

Digicel Group, Ltd.	8.250	09/30/20	1,200,000	1,293,000
Digicel Group, Ltd. (S)	8.250	09/30/20	200,000	215,500
Digicel, Ltd. (S)	6.000	04/15/21	500,000	510,000

Kazakhstan 1.1%				3,183,600

KazAgro National Management Holding JSC (S)	4.625	05/24/23	2,100,000	2,079,000
Zhaikmunai LP (S)	7.125	11/13/19	1,050,000	1,104,600

Luxembourg 4.3%				11,955,238

Altice Financing SA (S)	7.875	12/15/19	400,000	436,730
Altice Finco SA (S)	8.125	01/15/24	1,300,000	1,410,500
Gazprom Neft OAO (S)	4.375	09/19/22	1,850,000	1,702,463
Millicom International Cellular SA (S)	6.625	10/15/21	1,000,000	1,063,750
Russian Agricultural Bank OJSC (S)	5.100	07/25/18	2,000,000	2,002,500
Russian Agricultural Bank OJSC	7.750	05/29/18	600,000	654,420
Sberbank of Russia	6.125	02/07/22	1,500,000	1,576,875
Sberbank of Russia (S)	6.125	02/07/22	200,000	210,250
Severstal OAO	5.900	10/17/22	2,300,000	2,231,000
TMK OAO	6.750	04/03/20	700,000	666,750

Mexico 8.4%				23,379,678

Alpek SA de CV	4.500	11/20/22	2,350,000	2,384,075
America Movil SAB de CV	3.125	07/16/22	400,000	394,671
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero	4.125	11/09/22	1,900,000	1,933,250
Comision Federal de Electricidad (S)	4.875	05/26/21	2,700,000	2,889,000
Credito Real SAB de CV (S)	7.500	03/13/19	2,850,000	3,078,000
Grupo Bimbo SAB de CV (S)	4.500	01/25/22	1,000,000	1,054,613
Grupo Televisa SAB	8.500	03/11/32	700,000	967,319
Mexichem SAB de CV (S)	4.875	09/19/22	1,500,000	1,552,500
Mexichem SAB de CV (S)	6.750	09/19/42	1,000,000	1,067,500
Office Depot de Mexico SA de CV (S)	6.875	09/20/20	1,100,000	1,170,125
Petroleos Mexicanos	5.500	01/21/21	1,110,000	1,240,425
Petroleos Mexicanos	6.500	06/02/41	1,050,000	1,227,450
Tenedora Nemak SA de CV (S)	5.500	02/28/23	1,825,000	1,888,875
Trust F/1401 (S)	5.250	12/15/24	850,000	881,875
Trust F/1401 (S)	6.950	01/30/44	1,500,000	1,650,000

Netherlands 4.2%				11,566,280

Bharti Airtel International Netherlands BV (S)	5.125	03/11/23	2,650,000	2,745,135
Kazakhstan Temir Zholy Finance BV (S)	6.375	10/06/20	600,000	669,000
Lukoil International Finance BV	4.563	04/24/23	370,000	354,275
Lukoil International Finance BV	4.563	04/24/23	450,000	430,875
Majapahit Holding BV	7.750	01/20/20	870,000	1,019,031
Myriad International Holdings BV (S)	6.000	07/18/20	1,300,000	1,457,625
Nostrum Oil & Gas Finance BV (S)	6.375	02/14/19	2,300,000	2,374,750
Petrobras Global Finance BV	4.375	05/20/23	1,350,000	1,288,389
VimpelCom Holdings BV (S)	7.504	03/01/22	1,180,000	1,227,200

Paraguay 0.4%				1,060,000

Telefonica Celular del Paraguay SA	6.750	12/13/22	1,000,000	1,060,000

2

Emerging Markets Debt Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Peru 3.3%				$9,218,356

Abengoa Transmision Sur SA (S)	6.875	04/30/43	2,250,000	2,463,750
Cia Minera Ares SAC (S)	7.750	01/23/21	2,100,000	2,221,506
SAN Miguel Industrias Pet SA (S)	7.750	11/06/20	2,000,000	2,110,000
Volcan Cia Minera SAA (S)	5.375	02/02/22	2,460,000	2,423,100

Russia 0.7%				1,945,125

EuroChem Mineral & Chemical Company OJSC	5.125	12/12/17	1,950,000	1,945,125

Thailand 1.3%				3,588,101

PTT Global Chemical PCL (S)	4.250	09/19/22	1,200,000	1,187,276
PTTEP Canada International Finance, Ltd. (S)	6.350	06/12/42	2,200,000	2,400,825

Turkey 1.9%				5,340,825

KOC Holding AS (S)	3.500	04/24/20	200,000	191,300
KOC Holding AS	3.500	04/24/20	1,600,000	1,530,400
Mersin Uluslararasi Liman Isletmeciligi AS (S)	5.875	08/12/20	1,500,000	1,588,125
Turkiye Garanti Bankasi AS (S)	5.250	09/13/22	2,000,000	2,031,000

United Kingdom 0.6%				1,525,500

Afren PLC (S)	6.625	12/09/20	1,500,000	1,525,500

United States 3.0%				8,289,788

BBVA Bancomer SA	6.500	03/10/21	3,150,000	3,516,188
Petroleos Mexicanos	6.625	06/15/35	4,080,000	4,773,600

Venezuela 6.5%				18,028,000

Petroleos de Venezuela SA	8.500	11/02/17	15,300,000	14,076,000
Petroleos de Venezuela SA (S)	9.000	11/17/21	400,000	328,000
Petroleos de Venezuela SA	9.000	11/17/21	1,500,000	1,230,000
Petroleos de Venezuela SA	9.750	05/17/35	3,150,000	2,394,000

Virgin Islands 1.1%				2,981,810

GTL Trade Finance, Inc. (S)	7.250	04/16/44	2,250,000	2,373,750
Sinopec Group Overseas Development 2012, Ltd.	3.900	05/17/22	600,000	608,060

Foreign Government Obligations 30.3%				$84,015,439

(Cost $81,347,790)

Argentina 1.3%				3,718,205

Republic of Argentina
Bond	8.280	12/31/33	4,766,929	3,718,205

Bahrain 0.8%				2,281,240

Kingdom of Bahrain
Bond (S)	6.125	08/01/23	2,000,000	2,281,240

Bolivia 0.1%				400,000

Republic of Bolivia
Bond	4.875	10/29/22	400,000	400,000

Brazil 5.1%				14,040,401

Banco Nacional de Desenvolvimento Economico e Social
Bond (S)	5.750	09/26/23	2,800,000	3,000,480
Federative Republic of Brazil
Bond	5.625	01/07/41	3,900,000	4,212,000
Bond	10.000	01/01/21	BRL 16,000,000	6,827,921

3

Emerging Markets Debt Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Colombia 0.2%				$540,000

Republic of Colombia
Bond	4.375	07/12/21	500,000	540,000

Costa Rica 0.2%				534,050

Republic of Costa Rica
Bond	4.250	01/26/23	550,000	534,050

Croatia 0.7%				1,980,750

Republic of Croatia
Bond	5.500	04/04/23	1,900,000	1,980,750

Dominican Republic 0.6%				1,674,750

Government of Dominican Republic
Bond	7.500	05/06/21	1,450,000	1,674,750

Hungary 0.5%				1,385,774

Republic of Hungary
Bond	5.375	02/21/23	1,300,000	1,385,774

Indonesia 2.9%				8,015,000

Republic of Indonesia
Bond (S)	5.375	10/17/23	2,350,000	2,538,000
Bond	5.875	03/13/20	800,000	897,000
Bond	6.625	02/17/37	4,000,000	4,580,000

Lithuania 0.6%				1,576,250

Republic of Lithuania
Bond (S)	6.625	02/01/22	1,300,000	1,576,250

Mexico 6.1%				16,765,002

Government of Mexico
Bond	6.750	09/27/34	3,100,000	4,026,125
Bond	7.750	05/29/31	MXN 145,695,800	12,738,877

Nigeria 0.4%				1,085,000

Federal Republic of Nigeria
Bond (S)	6.375	07/12/23	1,000,000	1,085,000

Panama 1.0%				2,729,250

Republic of Panama
Bond	4.300	04/29/53	200,000	177,000
Bond	6.700	01/26/36	2,050,000	2,552,250

Paraguay 0.1%				204,000

Republic of Paraguay
Bond (S)	4.625	01/25/23	200,000	204,000

Peru 0.7%				2,034,400

Republic of Peru
Bond	6.550	03/14/37	1,600,000	2,034,400

Philippines 2.2%				6,221,112

Republic of Philippines
Bond	4.950	01/15/21	PHP 48,000,000	1,163,487
Bond	5.500	03/30/26	2,100,000	2,449,125
Bond	7.750	01/14/31	1,850,000	2,608,500

4

Emerging Markets Debt Fund
As of 5-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Turkey 5.1%				$14,034,005

Republic of Turkey
Bond	6.000	01/14/41	2,650,000	2,842,125
Bond	6.250	09/26/22	3,200,000	3,626,880
Bond	6.875	03/17/36	5,400,000	6,412,500
Bond	7.000	03/11/19	1,000,000	1,152,500

Uruguay 0.8%				2,307,750

Republic of Uruguay
Bond	7.625	03/21/36	1,700,000	2,307,750

Venezuela 0.9%				2,488,500

Republic of Venezuela
Bond	9.375	01/13/34	3,150,000	2,488,500

			Par value	Value

Short-Term Investments 6.8%				$18,785,000

(Cost $18,785,000)

Repurchase Agreement 6.8%				18,785,000

Barclays Tri-Party Repurchase Agreement dated 5-30-14 at 0.050% to be repurchased at $16,822,070 on 6-2-14, collateralized by
$17,389,900 U.S. Treasury Notes, 0.750% due 3-31-18 (valued at
$17,158,588, including interest)			$16,822,000	16,822,000
Repurchase Agreement with State Street Corp. dated 5-30-14 at
0.000% to be repurchased at $1,963,000 on 6-2-14, collateralized by $2,025,000 U.S. Treasury Notes, 0.625% due 11-30-17 (valued
at $2,003,608, including interest)			1,963,000	1,963,000

Total investments (Cost $261,436,313)† 97.6%				$270,487,876

Other assets and liabilities, net 2.4%				$6,556,496

Total net assets 100.0%				$277,044,372

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

BRL Brazilian Real

CMT Constant Maturity Treasury

MXN Mexican Peso

PHP Philippine Peso

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $110,359,845 or 39.8% of the fund's net assets as of 5-31-14.

5

Emerging Markets Debt Fund
As of 5-31-14 (Unaudited)

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $261,831,817.

Net unrealized appreciation aggregated $8,656,059, of which $9,591,217 related to appreciated investment securities and $935,158 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 5-31-14:

Foreign Government Obligations	30.3%
Energy	21.8%
Financials	10.5%
Materials	10.3%
Telecommunication Services	4.8%
Utilities	4.7%
Industrials	4.5%
Consumer Staples	2.3%
Consumer Discretionary	0.9%
Information Technology	0.7%
Short-Term Investments	9.2%

Total	100.0%

6

Emerging Markets Debt Fund
As of 5-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make

7

Emerging Markets Debt Fund
As of 5-31-14 (Unaudited)

timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at May 31, 2014.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
USD	10,116,730	CAD	11,181,870	Toronto Dominion Bank	7/16/2014	-	($184,980)	($184,980)

						-	($184,980)	($184,980)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

8

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.

358Q3 5/14
7/14

John Hancock
Emerging Markets Fund

Quarterly portfolio holdings 5/31/2014

John Hancock INVESTMENTS

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Common Stocks 96.9%		$2,313,009,779

(Cost $2,031,321,040)

Australia 0.0%		317,345

MMG, Ltd. (L)	1,240,000	317,345

Brazil 8.5%		203,775,566

Abril Educacao SA	9,500	136,332
AES Tiete SA	35,693	229,424
Aliansce Shopping Centers SA	50,686	409,732
All America Latina Logistica SA	272,791	986,300
AMBEV SA	648,300	4,589,581
AMBEV SA, ADR	1,136,323	7,999,714
Anhanguera Educacional Participacoes SA	358,590	2,577,020
Arezzo Industria e Comercio SA	28,591	363,721
Autometal SA	16,062	134,645
B2W Cia Digital (I)	22,600	288,515
Banco Alfa de Investimento SA	10,300	27,678
Banco Bradesco SA	307,018	4,379,902
Banco Bradesco SA, ADR	477,247	6,657,596
Banco do Brasil SA	352,619	3,583,955
Banco Santander Brasil SA, ADR	580,408	3,923,558
Bematech SA	66,175	263,778
BHG SA - Brazil Hospitality Group (I)	16,880	115,206
BM&FBovespa SA	1,016,040	4,979,743
BR Malls Participacoes SA	365,219	3,017,544
Brasil Brokers Participacoes SA	155,943	270,079
Brasil Insurance Participacoes e Administracao SA	37,195	132,822
Brasil Pharma SA (I)	5,572	9,327
Braskem SA, ADR (L)	50,629	658,683
BRF SA, ADR (L)	389,623	8,408,064
Brookfield Incorporacoes SA (I)	495,494	327,336
CCR SA	384,456	3,015,173
Centrais Eletricas Brasileiras SA	95,800	281,802
Centrais Eletricas Brasileiras SA, ADR (L)	47,167	140,558
Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	35,300	152,849
CETIP SA - Mercados Organizados	105,534	1,365,163
Cia Brasileira de Distribuicao (L)	94,154	4,269,884
Cia de Locacao das Americas	4,000	7,160
Cia de Saneamento Basico de Estado de Sao Paulo, ADR (L)	116,220	1,137,794
Cia de Saneamento Basico do Estado de Sao Paulo	92,992	904,060
Cia de Saneamento de Minas Gerais-COPASA	47,900	826,592
Cia Energetica de Minas Gerais	31,204	222,856
Cia Energetica de Minas Gerais, ADR (L)	381,843	2,680,538
Cia Hering	142,200	1,380,552
Cia Paranaense de Energia	8,000	78,382
Cia Paranaense de Energia, ADR (L)	55,947	812,350
Cia Providencia Industria e Comercio SA	39,800	135,906
Cia Siderurgica Nacional SA	136,900	524,917
Cia Siderurgica Nacional SA, ADR (L)	259,126	1,005,409
Cielo SA	289,316	5,169,540
Contax Participacoes SA	25,700	195,019
Cosan SA Industria e Comercio	111,000	1,864,947
CPFL Energia SA	58,900	478,498
CPFL Energia SA, ADR (L)	28,796	462,752
CR2 Empreendimentos Imobiliarios SA (I)	28,800	37,409
Cremer SA	2,450	18,077
Cyrela Brazil Realty SA Empreendimentos e Participacoes	226,428	1,336,151

1

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Brazil (continued)

Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	$17,351
Direcional Engenharia SA	47,225	235,039
Duratex SA	293,406	1,207,518
EcoRodovias Infraestrutura e Logistica SA	96,233	623,713
EDP - Energias do Brasil SA	134,172	562,369
Embraer SA, ADR (L)	99,670	3,612,041
Eneva SA (I)	222,601	124,203
Equatorial Energia SA	111,522	1,134,983
Estacio Participacoes SA	148,922	1,787,489
Eternit SA	62,999	248,869
Even Construtora e Incorporadora SA	241,500	733,027
EZ Tec Empreendimentos e Participacoes SA	62,600	643,799
Fertilizantes Heringer SA (I)	33,400	102,870
Fibria Celulose SA, ADR (I)(L)	248,951	2,347,608
Fleury SA	33,900	259,058
Forjas Taurus SA	7,413	5,526
Gafisa SA	521,522	768,211
Gafisa SA, ADR (L)	74,154	220,979
General Shopping Brasil SA (I)	29,420	107,552
Gerdau SA	105,528	513,438
Gerdau SA, ADR (L)	615,001	3,653,106
Grendene SA	80,101	503,782
Guararapes Confeccoes SA	3,000	138,598
Helbor Empreendimentos SA	188,760	583,898
Hypermarcas SA (I)	271,417	2,194,064
Iguatemi Empresa de Shopping Centers SA	101,500	1,002,178
Industrias Romi SA	70,700	134,438
International Meal Company Holdings SA	25,600	204,201
Iochpe-Maxion SA	98,076	853,672
Itau Unibanco Holding SA	116,924	1,687,864
Itau Unibanco Holding SA, ADR	711,322	11,025,491
JBS SA	397,379	1,330,332
JHSF Participacoes SA	127,200	181,122
Joao Fortes Engenharia SA	675	1,500
JSL SA	23,700	129,592
Klabin SA	513,445	2,621,886
Kroton Educacional SA	180,312	4,577,219
Light SA	48,103	425,354
Localiza Rent a Car SA	95,020	1,505,696
Log-in Logistica Intermodal SA (I)	65,400	199,969
Lojas Americanas SA	90,775	459,892
Lojas Renner SA	72,550	2,192,724
LPS Brasil Consultoria de Imoveis SA	46,600	208,840
M Dias Branco SA	24,729	1,063,977
Magnesita Refratarios SA	282,565	585,235
Mahle-Metal Leve SA Industria e Comercio	42,500	431,583
Marcopolo SA	16,000	30,282
Marfrig Global Foods SA (I)	240,283	568,451
Marisa Lojas SA	48,673	366,737
Mills Estruturas e Servicos de Engenharia SA	81,217	938,583
Minerva SA (I)	80,800	353,453
MMX Mineracao e Metalicos SA (I)	74,409	79,381
MRV Engenharia e Participacoes SA	333,700	1,023,309
Multiplan Empreendimentos Imobiliarios SA	47,700	1,023,283
Multiplus SA	32,097	467,637
Natura Cosmeticos SA	74,900	1,290,849
Odontoprev SA	270,770	1,148,201

2

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Brazil (continued)

Oi SA	417,311	$381,863
Oi SA, ADR (L)	175,443	147,969
Oi SA, ADR, Series C (L)	12,205	10,985
Paranapanema SA (I)	275,500	361,545
PDG Realty SA Empreendimentos e Participacoes (I)	934,284	646,405
Petroleo Brasileiro SA	59,683	419,323
Petroleo Brasileiro SA, ADR (L)	342,492	4,829,137
Petroleo Brasileiro Sponsored SA, ADR (L)	568,759	8,491,572
Porto Seguro SA	157,025	2,186,140
Positivo Informatica SA	26,000	25,184
Profarma Distribuidora de Produtos Farmaceuticos SA	28,400	272,426
QGEP Participacoes SA	79,200	314,636
Qualicorp SA (I)	95,150	1,002,339
Raia Drogasil SA	124,576	1,056,530
Restoque Comercio e Confeccoes de Roupas SA (I)	94,596	297,684
Rodobens Negocios Imobiliarios SA	48,300	241,683
Rossi Residencial SA (I)	193,531	139,946
Santos Brasil Participacoes SA	52,908	487,444
Sao Carlos Empreendimentos e Participacoes SA	58,100	862,306
Sao Martinho SA	66,300	1,127,541
SLC Agricola SA	49,500	420,915
Sonae Sierra Brasil SA	15,936	125,693
Souza Cruz SA	161,600	1,655,457
Springs Global Participacoes SA (I)	323,987	130,156
Sul America SA	307,888	2,374,818
T4F Entretenimento SA (I)	10,600	22,238
Technos SA	8,300	43,162
Tecnisa SA	81,200	261,328
Tegma Gestao Logistica	25,578	206,652
Telefonica Brasil SA, ADR (L)	88,100	1,771,691
Tempo Participacoes SA	16,496	32,030
Tereos Internacional SA	9,500	8,905
Tim Participacoes SA	85,100	461,910
Tim Participacoes SA, ADR	43,961	1,197,498
Totvs SA	85,999	1,499,407
TPI - Triunfo Participacoes e Investimentos SA	75,690	302,382
Tractebel Energia SA	57,438	851,199
Transmissora Alianca de Energia Eletrica SA	164,800	1,427,095
Trisul SA	30,607	53,282
Ultrapar Participacoes SA, ADR (L)	151,580	3,659,141
UNICASA Industria de Moveis SA	9,500	15,478
Usinas Siderurgicas de Minas Gerais SA (I)	62,544	199,053
Vale SA	18,300	231,987
Vale SA, ADR, Ordinary A Shares (L)	772,887	9,854,309
Vale SA, ADR, Preference A Shares (L)	627,573	7,204,538
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	59,785	959,901
Vanguarda Agro SA (I)	196,311	249,737
Viver Incorporadora e Construtora SA (I)	199,536	11,579
WEG SA	157,170	1,824,752

Cayman Islands 0.0%		74,147

China Great Star International, Ltd. (I)	19,729	74,147

Chile 1.6%		38,270,601

AES Gener SA	1,091,902	578,304
Aguas Andinas SA	1,256,540	817,583
Banco de Chile	5,220,023	696,491

3

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Chile (continued)

Banco de Chile, ADR	6,416	$515,333
Banco de Credito e Inversiones	16,205	931,882
Banco Santander Chile	8,581,093	535,694
Banco Santander Chile, ADR (L)	51,996	1,305,100
Banmedica SA	300	491
Besalco SA	274,576	232,378
CAP SA	44,286	637,562
Cementos BIO BIO SA	2,795	2,544
Cencosud SA	485,684	1,701,627
Cia Cervecerias Unidas SA	28,990	340,969
Cia Cervecerias Unidas SA, ADR (L)	21,542	507,530
Cia General de Electricidad SA	302,832	1,295,237
Cia Sud Americana de Vapores SA (I)	8,532,311	402,825
Cintac SA	78,352	16,399
Colbun SA	3,327,879	824,338
Corpbanca SA	73,881,094	883,443
Corpbanca SA, ADR	13,087	235,828
Cristalerias de Chile SA	62,943	499,475
Cruz Blanca Salud SA	3,593	3,172
E.CL SA	389,794	513,563
Embotelladora Andina SA, ADR, Series A	300	5,955
Embotelladora Andina SA, ADR, Series B (L)	1,594	40,217
Empresa Nacional de Electricidad SA	1,112,975	1,642,805
Empresa Nacional de Electricidad SA, ADR (L)	15,602	687,892
Empresas CMPC SA	715,731	1,568,397
Empresas COPEC SA	269,951	3,591,551
Empresas Hites SA	44,774	25,832
Empresas Iansa SA	3,811,926	145,140
Empresas La Polar SA (I)	55,116	5,417
Enersis SA, ADR	306,118	4,959,112
ENTEL Chile SA	69,137	868,239
Forus SA	47,350	196,056
Gasco SA	211,571	1,686,207
Grupo Security SA	593,749	207,700
Inversiones Aguas Metropolitanas SA	548,849	904,017
Invexans SA	8,564,556	155,566
Latam Airlines Group SA	43,757	631,547
Latam Airlines Group SA, ADR (L)	90,517	1,307,065
Madeco SA (I)	9,108,883	38,628
Masisa SA	4,377,608	205,559
Molibdenos y Metales SA	7,542	78,242
Multiexport Foods SA (I)	72,522	16,618
Parque Arauco SA	317,561	589,532
PAZ Corp., SA	115,321	66,514
Ripley Corp. SA	641,294	443,527
SACI Falabella	181,482	1,694,457
Salfacorp SA	66,565	58,152
Sigdo Koppers SA	190,206	304,986
Sociedad Matriz SAAM SA	8,590,526	736,411
Sociedad Quimica y Minera de Chile SA, ADR (L)	21,439	648,315
Socovesa SA	678,810	127,252
Sonda SA	306,446	725,065
Vina Concha y Toro SA	138,219	283,009
Vina Concha y Toro SA, ADR	311	12,645
Vina San Pedro Tarapaca SA	16,312,632	135,206

4

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

China 10.5%		$249,740,036

361 Degrees International, Ltd.	372,000	84,162
Agile Property Holdings, Ltd.	954,000	749,424
Agricultural Bank of China, Ltd., H Shares	11,172,000	4,982,625
Air China, Ltd., H Shares	1,190,000	677,928
Aluminum Corp. of China, Ltd., ADR (I)(L)	37,554	337,235
Aluminum Corp. of China, Ltd., H Shares (I)	1,452,000	520,438
Angang Steel Company, Ltd., H Shares	902,000	500,316
Anhui Conch Cement Company, Ltd., H Shares (L)	466,500	1,678,140
Anhui Expressway Company, Ltd., H Shares	414,000	237,764
Anhui Tianda Oil Pipe Company, Ltd., H Shares	334,000	74,207
ANTA Sports Products, Ltd.	557,000	819,471
Anton Oilfield Services Group	588,000	449,333
Asia Cement China Holdings Corp.	480,000	325,479
AVIC International Holdings, Ltd. (I)	140,000	50,620
AviChina Industry & Technology Company, Ltd., H Shares	1,148,000	621,967
Bank of China, Ltd., H Shares	22,185,075	10,610,389
Bank of Communications Company, Ltd., H Shares	2,630,858	1,767,273
Baoxin Auto Group, Ltd.	104,500	87,255
Baoye Group Company, Ltd., H Shares	400,000	235,312
BaWang International Group Holding, Ltd. (I)	314,000	14,611
BBMG Corp., H Shares	700,500	470,669
Beijing Capital International Airport Company, Ltd., H Shares	1,834,415	1,260,034
Beijing Capital Land, Ltd., H Shares	1,240,000	411,690
Beijing Jingneng Clean Energy Company, Ltd.	130,000	58,895
Beijing North Star Company, H Shares	800,000	183,863
Biostime International Holdings, Ltd.	64,500	437,628
Bloomage Biotechnology Corp., Ltd. (L)	72,500	206,138
Boer Power Holdings, Ltd.	127,000	171,232
Byd Company, Ltd., H Shares (I)(L)	62,000	304,392
BYD Electronic International Company, Ltd. (I)	891,983	587,861
Central China Real Estate, Ltd.	522,538	127,498
Changshouhua Food Company, Ltd.	185,000	193,303
Chaowei Power Holdings, Ltd.	184,000	107,810
China Animal Healthcare, Ltd. (I)	182,000	108,187
China Aoyuan Property Group, Ltd.	1,552,000	236,633
China Automation Group, Ltd.	117,000	19,807
China BlueChemical, Ltd., H Shares	1,596,000	855,444
China CITIC Bank Corp., Ltd., H Shares	2,269,962	1,320,050
China Coal Energy Company, Ltd., H Shares (L)	1,352,000	770,615
China Communications Construction Company, Ltd., H Shares	2,263,202	1,512,944
China Communications Services Corp., Ltd., H Shares	1,803,200	854,624
China Construction Bank Corp., H Shares	27,397,000	20,118,677
China COSCO Holdings Company, Ltd., H Shares (I)	1,360,500	529,242
China Datang Corp. Renewable Power Company, Ltd., H Shares	1,649,000	232,324
China Dongxiang Group Company	2,060,000	361,684
China Dredging Environment Protection Holdings, Ltd. (I)	184,000	55,626
China Eastern Airlines Corp., Ltd., ADR (I)	1,037	15,762
China Eastern Airlines Corp., Ltd., H Shares (I)	1,020,000	309,498
China Hongqiao Group, Ltd.	112,000	79,098
China Huiyuan Juice Group, Ltd. (I)	762,500	424,317
China International Marine Containers Group Company, Ltd., H Shares	79,900	142,501
China ITS Holdings Company, Ltd.	344,000	64,417
China Lesso Group Holdings, Ltd.	499,000	275,296
China Life Insurance Company, Ltd., ADR (L)	86,653	3,520,711
China Life Insurance Company, Ltd., H Shares	195,000	535,656
China Lilang, Ltd.	450,000	290,497
China Longyuan Power Group Corp., H Shares	1,004,000	1,116,400

5

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

China (continued)

China Medical System Holdings, Ltd.	623,800	$733,820
China Mengniu Dairy Company, Ltd.	267,000	1,313,142
China Merchants Bank Company, Ltd., H Shares	1,393,461	2,572,626
China Minsheng Banking Corp., Ltd., H Shares	1,973,500	2,030,648
China Molybdenum Company, Ltd., H Shares	461,000	214,792
China National Building Material Company, Ltd., H Shares	1,490,000	1,349,015
China National Materials Company, Ltd., H Shares	754,000	143,187
China Oilfield Services, Ltd., H Shares	658,000	1,624,268
China Pacific Insurance Group Company, Ltd., H Shares	343,800	1,144,061
China Petroleum & Chemical Corp., ADR (L)	129,123	11,659,807
China Qinfa Group, Ltd.	944,000	43,237
China Railway Construction Corp., H Shares	1,420,335	1,202,096
China Railway Group, Ltd., H Shares	1,909,000	883,778
China Rare Earth Holdings, Ltd. (I)	1,272,000	157,681
China Rongsheng Heavy Industry Group Company, Ltd. (I)(L)	1,359,000	286,256
China Sanjiang Fine Chemicals Company, Ltd.	282,000	119,444
China Shanshui Cement Group, Ltd.	1,080,000	394,095
China Shenhua Energy Company, Ltd., H Shares	2,114,500	5,794,700
China Shineway Pharmaceutical Group, Ltd.	203,000	374,210
China Shipping Container Lines Company, Ltd., H Shares (I)	3,357,850	811,641
China Shipping Development Company, Ltd., H Shares (I)	1,410,000	780,543
China Southern Airlines Company, Ltd., ADR (L)	1,402	20,399
China Southern Airlines Company, Ltd., H Shares	910,000	261,979
China Suntien Green Energy Corp., Ltd., H Shares	1,117,000	379,428
China Taifeng Beddings Holdings Ltd.	46,000	4,401
China Telecom Corp., Ltd., ADR (L)	5,800	294,060
China Telecom Corp., Ltd., H Shares	3,218,000	1,625,835
China Tontine Wines Group, Ltd. (I)	56,000	2,277
China Yurun Food Group, Ltd. (I)(L)	1,115,000	507,322
China ZhengTong Auto Services Holdings, Ltd.	710,500	369,982
China Zhongwang Holdings, Ltd.	1,643,000	498,473
Chinasoft International, Ltd. (I)(L)	670,000	209,685
Chongqing Iron & Steel Company, Ltd., H Shares (I)	834,000	117,350
Chongqing Machinery & Electric Company, Ltd., H Shares	1,100,000	149,294
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	165,000	57,137
CITIC Securities Company, Ltd., H Shares	517,000	1,113,810
CNOOC, Ltd.	8,121,000	13,877,468
CNOOC, Ltd., ADR (L)	30,277	5,184,028
Comtec Solar Systems Group, Ltd. (I)	512,000	75,554
Coolpad Group, Ltd.	1,896,000	466,133
Country Garden Holdings Company, Ltd.	2,262,463	955,573
CPMC Holdings, Ltd.	144,000	116,546
CSR Corp., Ltd., H Shares	566,000	419,537
Dalian Port PDA Company, Ltd., H Shares	1,186,621	265,106
Daphne International Holdings, Ltd.	808,000	316,159
Datang International Power Generation Company, Ltd., H Shares	1,458,000	566,573
Dongfang Electric Corp., Ltd., H Shares	206,200	322,738
Dongfeng Motor Group Company, Ltd., H Shares	754,000	1,151,741
Dongjiang Environmental Company, Ltd., H Shares	28,800	117,142
Dongyue Group, Ltd.	860,000	356,718
ENN Energy Holdings, Ltd.	398,000	2,794,162
Evergrande Real Estate Group, Ltd. (L)	4,424,000	1,990,389
Fantasia Holdings Group Company, Ltd.	523,500	58,860
First Tractor Company, Ltd., H Shares	260,750	157,629
Fosun International, Ltd.	829,059	980,775
Fufeng Group, Ltd.	158,000	58,985
Golden Eagle Retail Group, Ltd.	287,000	352,666

6

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

China (continued)

GOME Electrical Appliances Holdings, Ltd. (L)	7,712,000	$1,295,274
Goodbaby International Holdings, Ltd.	21,000	10,832
Great Wall Motor Company, Ltd., H Shares	286,500	1,182,269
Great Wall Technology Company, Ltd., H Shares (I)	648,000	259,101
Greatview Aseptic Packaging Company, Ltd.	128,000	104,114
Greenland Hong Kong Holdings, Ltd.	397,925	173,300
Greentown China Holdings, Ltd.	681,500	667,597
Guangshen Railway Company, Ltd., ADR	38,951	743,185
Guangzhou Automobile Group Company, Ltd., H Shares	1,052,857	1,107,092
Guangzhou Pharmaceutical Company, Ltd.	108,000	334,896
Guangzhou R&F Properties Company, Ltd., H Shares	684,999	941,177
Guangzhou Shipyard International Company, Ltd., H Shares	26,000	45,877
Guodian Technology & Environment Group Corp., Ltd., H Shares	128,000	31,287
Hainan Meilan International Airport Company, Ltd., H Shares	163,000	149,833
Haitian International Holdings, Ltd.	229,000	501,156
Harbin Electric Company, Ltd., H Shares	780,000	464,559
Hengan International Group Company, Ltd.	210,500	2,229,542
Hidili Industry International Development, Ltd. (I)(L)	798,000	92,862
Hilong Holding, Ltd.	367,000	218,231
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	181,000	206,083
Honghua Group, Ltd. (L)	1,149,000	273,208
Huadian Power International Corp., H Shares	926,000	520,813
Huaneng Power International, Inc., ADR	4,400	186,604
Huaneng Power International, Inc., H Shares	852,000	899,237
Huaneng Renewables Corp., Ltd., H Shares	1,318,000	436,312
Hunan Nonferrous Metal Corp., Ltd., H Shares (I)(L)	1,658,000	492,119
Industrial & Commercial Bank of China, Ltd., H Shares	37,214,000	24,168,928
Intime Retail Group Company, Ltd.	733,500	714,166
Jiangsu Expressway Company, Ltd., H Shares	592,000	710,277
Jiangxi Copper Company, Ltd., H Shares	650,000	1,074,927
Jingwei Textile Machinery Company, Ltd., H Shares	222,000	199,825
Kaisa Group Holdings, Ltd. (L)	1,089,000	339,060
Kasen International Holdings, Ltd.	240,000	52,952
Kingdee International Software Group Company, Ltd. (I)	598,000	196,582
Kingsoft Corp., Ltd. (L)	348,000	1,055,057
KWG Property Holding, Ltd.	1,340,512	851,025
Labixiaoxin Snacks Group, Ltd.	121,000	46,821
Lenovo Group, Ltd.	1,820,000	2,256,280
Li Ning Company, Ltd. (I)	236,500	166,984
Lianhua Supermarket Holdings Company, Ltd., H Shares (L)	296,200	160,466
Lingbao Gold Company, Ltd., H Shares	380,000	55,438
Longfor Properties Company, Ltd.	526,000	667,837
Lonking Holdings, Ltd. (L)	1,240,000	220,951
Maanshan Iron & Steel Company, Ltd., H Shares (I)(L)	2,014,000	413,766
Maoye International Holdings, Ltd.	866,000	122,044
Metallurgical Corp. of China, Ltd., H Shares (I)	891,000	167,922
Microport Scientific Corp. (L)	131,000	89,791
Minth Group, Ltd.	278,000	483,193
New China Life Insurance Company, Ltd., H Shares	243,100	764,401
NVC Lighting Holdings, Ltd.	1,230,000	287,571
O-Net Communications Group, Ltd.	352,000	104,736
Pacific Online, Ltd.	209,000	112,085
Parkson Retail Group, Ltd.	986,500	292,958
Peak Sport Products Company, Ltd. (L)	401,000	109,235
PetroChina Company, Ltd., ADR (L)	26,230	3,118,747
PetroChina Company, Ltd., H Shares	4,114,000	4,912,210
PICC Property & Casualty Company, Ltd., H Shares	1,145,960	1,687,297

7

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

China (continued)

Ping An Insurance Group Company, H Shares	654,500	$5,064,662
Powerlong Real Estate Holdings, Ltd.	361,000	51,279
Prince Frog International Holdings, Ltd.	339,000	88,758
Qunxing Paper Holdings Company, Ltd.	969,268	258,040
Renhe Commercial Holdings Company, Ltd. (I)(L)	8,596,000	449,574
Sany Heavy Equipment International Holdings Company, Ltd. (L)	682,000	153,398
Semiconductor Manufacturing International Corp., ADR (I)(L)	164,905	692,601
Semiconductor Manufacturing International Corp. (I)	11,326,000	961,591
Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	91,151
Shandong Molong Petroleum Machinery Company, Ltd., H Shares	174,400	57,025
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	702,203
Shanghai Electric Group Company, Ltd., H Shares	1,384,000	498,366
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	9,000	33,539
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	1,160,000	287,784
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	331,100	621,272
Shanghai Prime Machinery Company, Ltd., H Shares	804,000	114,242
Shengli Oil & Gas Pipe Holdings, Ltd.	145,500	9,777
Shenguan Holdings Group, Ltd.	744,000	322,156
Shenzhen Expressway Company, Ltd., H Shares	468,000	222,827
Shenzhou International Group Holdings, Ltd.	154,000	536,840
Shui On Land, Ltd.	3,823,567	1,007,809
Sichuan Expressway Company, Ltd., H Shares	718,000	221,591
Sihuan Pharmaceutical Holdings Group, Ltd.	984,000	1,179,570
Sino-Ocean Land Holdings, Ltd.	3,236,998	1,706,363
SinoMedia Holding, Ltd.	102,000	86,313
Sinopec Shanghai Petrochemical Company, Ltd., ADR	2,380	58,572
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	1,530,000	379,590
Sinopec Yizheng Chemical Fibre Company, Ltd., H Shares (I)	912,000	208,210
Sinopharm Group Company, Ltd., H Shares	474,400	1,286,602
Sinotrans, Ltd., H Shares	1,759,574	991,987
Sinotruk Hong Kong, Ltd.	826,055	426,288
SITC International Holdings Company, Ltd.	147,000	63,958
SOHO China, Ltd.	1,762,000	1,382,626
Springland International Holdings, Ltd.	179,000	75,303
SPT Energy Group, Inc.	118,000	72,347
Sun Art Retail Group, Ltd. (L)	563,000	662,188
Sunac China Holdings, Ltd.	335,000	173,254
Sunny Optical Technology Group Company, Ltd.	412,000	493,543
TCL Communication Technology Holdings, Ltd.	237,000	267,283
Tencent Holdings, Ltd.	1,465,500	20,630,107
Tian Shan Development Holdings, Ltd.	134,000	52,918
Tiangong International Company, Ltd.	1,007,564	185,047
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	184,000	100,778
Tianjin Jinran Public Utilities Company, Ltd., H Shares	350,000	62,841
Tingyi Cayman Islands Holding Corp.	552,000	1,567,980
Tong Ren Tang Technologies Company, Ltd., H Shares	113,000	321,684
Tonly Electronics Holdings, Ltd.	76,520	55,569
Travelsky Technology, Ltd., H Shares	1,016,500	856,959
Trigiant Group, Ltd.	246,000	66,760
Tsingtao Brewery Company, Ltd., H Shares	102,000	801,806
Uni-President China Holdings, Ltd. (L)	478,000	368,702
Want Want China Holdings, Ltd.	1,670,000	2,320,700
Weichai Power Company, Ltd., H Shares	291,400	1,083,451
Weiqiao Textile Company, H Shares	409,000	231,620
West China Cement, Ltd.	2,098,000	206,013
Winsway Coking Coal Holdings, Ltd. (I)	203,000	9,452
Wumart Stores, Inc., H Shares	172,000	152,701

8

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

China (continued)

Xiamen International Port Company, Ltd., H Shares	1,056,662	$157,001
Xingda International Holdings, Ltd.	848,000	335,895
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	403,650	259,770
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	179,200	201,946
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	877,000	158,672
Xiwang Property Holdings Company, Ltd.	593,020	35,996
XTEP International Holdings, Ltd.	426,000	179,730
Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	414,760
Yanzhou Coal Mining Company, Ltd., H Shares (L)	874,000	689,502
Yuzhou Properties Company	52,000	12,624
Zall Development Group, Ltd.	119,000	41,760
Zhaojin Mining Industry Company, Ltd., H Shares	608,500	330,564
Zhejiang Expressway Company, Ltd., H Shares	876,000	866,236
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhong An Real Estate, Ltd.	793,200	210,980
Zhongsheng Group Holdings, Ltd.	300,500	379,512
Zhuzhou CSR Times Electric Company, Ltd., H Shares	238,000	697,242
Zijin Mining Group Company, Ltd., H Shares	2,299,000	528,966
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	794,600	528,114
ZTE Corp., H Shares	300,800	581,171

Colombia 0.5%		12,720,305

Bancolombia SA, ADR (L)	72,323	4,030,561
Ecopetrol SA	998,247	1,803,950
Ecopetrol SA, ADR (L)	88,238	3,221,569
Empresa de Energia de Bogota SA	690,124	550,848
Grupo Argos SA	5,127	58,076
Interconexion Electrica SA ESP (I)	265,567	1,259,241
Isagen SA ESP	1,187,809	1,796,060

Cyprus 0.1%		2,200,053

Eurasia Drilling Company, Ltd., GDR	61,453	1,839,413
Globaltrans Investment PLC, GDR	32,982	360,640

Czech Republic 0.3%		6,558,805

CEZ AS	66,250	1,940,246
Fortuna Entertainment Group NV	1,880	11,829
Komercni Banka AS	4,862	1,120,907
Pegas Nonwovens SA	27,820	821,585
Philip Morris CR AS	293	148,988
Telefonica Czech Republic AS	82,763	1,199,858
Unipetrol AS (I)	190,067	1,315,392

Egypt 0.1%		1,417,274

Commercial International Bank Egypt SAE, GDR	147,980	713,311
Global Telecom Holding, GDR (I)	191,382	703,963

Greece 0.4%		10,477,739

Aegean Airlines SA (I)	183	2,083
Alpha Bank AE (I)	933,251	879,665
Athens Water Supply and Sewage Company SA	4,067	52,764
Bank of Greece	2,764	53,685
Corinth Pipeworks SA (I)	2,289	5,157
Ellaktor SA (I)	24,344	130,425
Folli Follie SA (I)	16,481	647,096
Fourlis Holdings SA (I)	7,064	48,292
Frigoglass SA (I)	6,871	36,485

9

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Greece (continued)

GEK Terna Holding Real Estate Construction SA (I)	7,981	$39,742
Hellenic Exchanges - Athens Stock Exchange SA	25,808	300,284
Hellenic Petroleum SA	23,039	172,802
Hellenic Telecommunications Organization SA (I)	109,022	1,563,679
Intracom Holdings SA (I)	39,886	39,781
Intralot SA-Integrated Lottery Systems & Services	41,230	117,561
JUMBO SA (I)	59,470	886,738
Marfin Investment Group Holdings SA (I)	2,207	1,409
Metka SA	7,769	139,841
Motor Oil Hellas Corinth Refineries SA	19,015	215,356
Mytilineos Holdings SA (I)	15,661	137,149
National Bank of Greece SA (I)	215,590	771,803
OPAP SA	79,356	1,349,563
Piraeus Bank SA (I)	405,383	999,037
Piraeus Port Authority SA	881	22,152
Public Power Corp. SA	77,701	1,166,344
Sidenor Steel Products Manufacturing Company SA (I)	4,142	9,720
Terna Energy SA	10,647	61,981
Titan Cement Company SA (I)	20,715	627,145

Guernsey Channel Islands 0.0%		423,730

Etalon Group, Ltd., GDR (I)	90,250	423,730

Hong Kong 4.5%		106,735,171

Ajisen China Holdings, Ltd.	341,000	273,005
AMVIG Holdings, Ltd.	675,333	262,765
Anxin-China Holdings, Ltd.	1,988,000	274,791
Asia Energy Logistics Group, Ltd. (I)	2,960,000	34,120
Asian Citrus Holdings, Ltd.	144,000	32,905
AVIC International Holding Hong Kong, Ltd. (I)	2,478,000	78,397
Beijing Enterprises Holdings, Ltd.	251,430	2,173,052
Beijing Enterprises Water Group, Ltd.	1,194,000	768,380
Belle International Holdings, Ltd.	1,934,000	1,926,335
Bosideng International Holdings, Ltd. (L)	1,874,000	314,924
Brilliance China Automotive Holdings, Ltd.	630,000	1,043,477
C C Land Holdings, Ltd.	450,693	86,179
Carrianna Group Holdings Company, Ltd.	624,000	122,532
CECEP COSTIN New Materials Group, Ltd.	54,000	23,338
CGN Mining Company, Ltd. (I)	315,000	31,744
Chaoda Modern Agriculture Holdings, Ltd. (I)	5,797,312	579,742
Chigo Holding, Ltd. (I)	1,536,000	33,510
China Aerospace International Holdings, Ltd.	2,044,755	190,289
China Agri-Industries Holdings, Ltd.	2,316,600	957,578
China All Access Holdings, Ltd. (L)	170,000	71,533
China Chengtong Development Group, Ltd. (I)	2,031,216	60,291
China Energine International Holdings, Ltd. (I)	1,897,589	156,781
China Everbright International, Ltd.	1,360,000	1,737,348
China Everbright, Ltd.	425,000	599,431
China Fiber Optic Network System Group, Ltd.	268,000	66,152
China Foods, Ltd. (I)	624,000	223,969
China Gas Holdings, Ltd.	916,000	1,475,040
China Glass Holdings, Ltd.	98,000	12,293
China Green Holdings, Ltd. (I)	588,000	30,007
China Haidian Holdings, Ltd. (I)	2,601,800	339,164
China High Precision Automation Group, Ltd. (I)	74,000	11,835
China High Speed Transmission Equipment Group Company, Ltd. (I)(L)	662,000	450,263
China Household Holdings, Ltd. (I)	370,000	19,814

10

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Hong Kong (continued)

China Jiuhao Health Industry Corp., Ltd. (I)	490,000	$24,082
China Lumena New Materials Corp. (L)	1,272,000	205,083
China Merchants Holdings International Company, Ltd.	570,104	1,679,525
China Merchants Land, Ltd.	46,000	6,527
China Metal Recycling Holdings, Ltd. (I)(L)	358,200	0
China Mining Resources Group, Ltd. (I)	2,586,000	27,686
China Mobile, Ltd.	348,500	3,413,374
China Mobile, Ltd., ADR (L)	355,725	17,451,869
China New Town Development Company, Ltd. (I)	2,185,332	158,274
China Nickel Resources Holding Company, Ltd. (I)	878,000	28,878
China Ocean Resources Company, Ltd. (I)	32,860	79,841
China Oil and Gas Group, Ltd.	3,168,219	532,391
China Overseas Grand Oceans Group, Ltd. (L)	476,000	303,030
China Overseas Land & Investment, Ltd.	1,478,000	3,880,309
China Power International Development, Ltd. (L)	1,751,000	617,510
China Power New Energy Development Company, Ltd. (I)	3,180,000	197,595
China Precious Metal Resources Holdings Company, Ltd. (I)(L)	1,488,000	157,434
China Properties Group, Ltd. (I)	877,000	192,646
China Resources Cement Holdings, Ltd.	783,518	491,965
China Resources Enterprises, Ltd.	784,000	2,196,866
China Resources Gas Group, Ltd.	390,000	1,191,940
China Resources Land, Ltd.	1,010,000	2,056,812
China Resources Power Holdings Company, Ltd.	606,000	1,595,268
China Ruifeng Renewable Energy Holdings, Ltd. (I)	376,000	73,725
China Singyes Solar Technologies Holdings, Ltd. (I)	261,800	363,043
China South City Holdings, Ltd. (L)	1,250,000	610,966
China Starch Holdings, Ltd.	2,630,000	56,752
China State Construction International Holdings, Ltd.	625,200	1,076,598
China Taiping Insurance Holdings Company, Ltd. (I)	449,000	782,498
China Tian Lun Gas Holdings, Ltd. (I)	22,500	26,846
China Tianyi Holdings, Ltd.	332,000	50,593
China Travel International Investment Hong Kong, Ltd.	2,982,000	604,483
China Unicom Hong Kong, Ltd., ADR	268,590	4,018,106
China Vanadium Titano - Magnetite Mining Company, Ltd.	369,000	42,427
China Water Affairs Group, Ltd.	754,000	246,325
China Water Industry Group, Ltd. (I)	112,000	16,358
ChinaVision Media Group, Ltd. (I)	460,000	108,879
Chinese People Holdings Company, Ltd. (I)	1,598,000	43,314
CIMC Enric Holdings, Ltd.	248,000	357,441
CITIC 21CN Company, Ltd. (I)(L)	958,000	784,572
CITIC Pacific, Ltd. (L)	824,923	1,442,610
CITIC Resources Holdings, Ltd. (I)	2,830,000	478,863
Clear Media, Ltd.	57,000	53,915
Coastal Greenland, Ltd. (I)	1,485,000	43,033
Comba Telecom Systems Holdings, Ltd. (I)	857,500	239,521
COSCO International Holdings, Ltd.	807,040	331,340
COSCO Pacific, Ltd.	1,038,683	1,371,244
CP Pokphand Company, Ltd.	2,984,000	319,718
CSPC Pharmaceutical Group, Ltd.	732,000	579,413
DaChan Food Asia, Ltd. (I)	552,000	64,134
Dah Chong Hong Holdings, Ltd.	584,000	373,715
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	107,656
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	8,379
Digital China Holdings, Ltd.	541,000	493,344
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,948
Embry Holdings, Ltd.	80,000	44,520
Extrawell Pharmaceutical Holdings, Ltd. (I)	1,310,000	54,950

11

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Hong Kong (continued)

Franshion Properties China, Ltd.	3,976,000	$1,191,594
GCL-Poly Energy Holdings, Ltd. (I)	1,791,000	558,342
Geely Automobile Holdings, Ltd.	3,715,000	1,392,925
Global Bio-Chem Technology Group Company, Ltd. (I)	2,707,200	97,983
Global Sweeteners Holdings, Ltd. (I)	444,000	23,765
Glorious Property Holdings, Ltd. (I)	545,000	80,958
Goldbond Group Holdings, Ltd.	100,000	4,912
Golden Meditech Holdings, Ltd. (I)	2,331,900	180,730
Goldlion Holdings, Ltd.	345,000	154,921
Good Friend International Holdings, Inc.	42,000	13,368
Guangdong Investment, Ltd.	1,254,000	1,387,124
Guangdong Land Holdings, Ltd.	690,000	127,260
Haier Electronics Group Company, Ltd. (I)	341,000	799,441
Hanergy Solar Group, Ltd. (I)(L)	5,490,000	801,293
Heng Tai Consumables Group, Ltd. (I)	2,805,525	55,420
Hengdeli Holdings, Ltd. (L)	1,720,400	322,293
Hi Sun Technology China, Ltd. (I)	126,000	39,722
HKC Holdings, Ltd. (I)	3,725,423	105,871
Hopewell Highway Infrastructure, Ltd.	573,000	284,603
Hopson Development Holdings, Ltd. (I)	692,000	644,194
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares (L)	1,726,617	334,464
Huabao International Holdings, Ltd.	1,225,000	571,034
Inspur International, Ltd.	689,000	169,854
Interchina Holdings Company (I)	1,870,000	89,546
Jinchuan Group International Resources Company, Ltd. (I)	162,000	20,965
Ju Teng International Holdings, Ltd.	981,722	750,330
Kai Yuan Holdings, Ltd. (I)	10,020,000	118,788
Kingboard Chemical Holdings, Ltd.	716,148	1,347,328
Kingboard Laminates Holdings, Ltd.	204,000	75,357
Kunlun Energy Company, Ltd.	1,532,000	2,498,735
Lai Fung Holdings, Ltd.	4,286,000	87,560
Le Saunda Holdings	108,000	54,396
Lee & Man Paper Manufacturing, Ltd.	510,000	256,996
Lijun International Pharmaceutical Holding, Ltd.	750,000	301,199
LK Technology Holdings, Ltd. (I)	40,000	4,489
Loudong General Nice Resources China Holdings, Ltd. (I)	1,830,000	125,103
Madex International Holdings, Ltd. (I)	900,000	13,477
MIE Holdings Corp.	510,000	92,190
MIN XIN Holdings, Ltd.	168,000	91,968
Mingfa Group International Company, Ltd. (I)	840,000	221,191
Minmetals Land, Ltd.	1,502,000	166,773
Nan Hai Corp., Ltd. (I)	26,350,000	180,838
NetDragon Websoft, Inc.	121,500	218,531
New World China Land, Ltd.	2,457,230	2,047,472
New World Department Store China, Ltd.	211,000	82,207
Nine Dragons Paper Holdings, Ltd.	705,000	458,453
North Mining Shares Company, Ltd. (I)	1,340,000	61,383
Phoenix Satellite Television Holdings, Ltd.	726,000	257,028
Poly Property Group Company, Ltd.	2,221,944	1,023,369
Ports Design, Ltd.	242,500	108,908
Pou Sheng International Holdings, Ltd. (I)	2,224,000	120,744
Prosperity International Holdings HK, Ltd. (I)	1,460,000	45,990
Qingling Motors Company, Ltd., H Shares	948,000	293,398
Real Nutriceutical Group, Ltd. (L)	620,000	136,024
Regent Manner International Holdings, Ltd.	503,000	107,792
REXLot Holdings, Ltd. (L)	6,393,536	703,424
Road King Infrastructure, Ltd.	166,000	145,333

12

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Hong Kong (continued)

Rotam Global Agrosciences, Ltd.	16,000	$31,807
Samson Holding, Ltd.	740,915	94,706
Shanghai Industrial Holdings, Ltd.	537,041	1,657,763
Shanghai Industrial Urban Development Group, Ltd. (I)	1,049,500	200,631
Shanghai Zendai Property, Ltd. (I)	4,865,000	73,468
Shenzhen International Holdings, Ltd.	882,689	1,051,485
Shenzhen Investment, Ltd.	2,578,260	842,344
Shimao Property Holdings, Ltd.	1,041,000	2,095,507
Shougang Concord International Enterprises Company, Ltd. (I)	4,862,000	210,526
Shougang Fushan Resources Group, Ltd. (L)	3,492,000	856,875
Silver Grant International, Ltd.	1,054,334	129,315
SIM Technology Group, Ltd. (I)	1,671,000	78,821
Sino Biopharmaceutical, Ltd.	1,804,000	1,477,329
Sino Oil And Gas Holdings, Ltd. (I)	6,745,000	207,230
Sinofert Holdings, Ltd.	2,242,000	275,245
Sinolink Worldwide Holdings, Ltd. (I)	1,820,000	150,535
Sinopec Kantons Holdings, Ltd.	784,000	654,860
Sinotrans Shipping, Ltd.	1,611,000	449,257
Skyworth Digital Holdings, Ltd.	1,397,675	668,675
SMI Corp., Ltd. (I)	1,328,000	46,270
Solargiga Energy Holdings, Ltd. (I)	997,000	46,988
Sparkle Roll Group, Ltd. (I)	1,144,000	71,624
SRE Group, Ltd.	3,944,000	108,519
TCC International Holdings, Ltd.	1,253,417	485,408
TCL Multimedia Technology Holdings, Ltd. (L)	509,200	170,379
Tech Pro Technology Development, Ltd. (I)	138,000	68,718
Texhong Textile Group, Ltd. (L)	189,000	151,963
Tian An China Investment, Ltd.	931,000	731,251
Tianjin Development Holdings, Ltd. (I)	348,000	283,148
Tianjin Port Development Holdings, Ltd.	392,000	61,279
Tianneng Power International, Ltd.	664,700	234,081
Tibet 5100 Water Resources Holdings, Ltd.	61,000	23,540
Tomson Group, Ltd.	701,443	194,805
Tongda Group Holdings, Ltd.	690,000	88,367
Towngas China Company, Ltd.	567,000	652,576
TPV Technology, Ltd.	952,588	178,372
Truly International Holdings, Ltd.	871,000	532,198
United Energy Group, Ltd. (I)(L)	1,926,000	288,293
VODone, Ltd. (I)	1,941,600	203,596
Wasion Group Holdings, Ltd.	522,000	370,069
Welling Holding, Ltd. (L)	608,000	203,582
Yanchang Petroleum International, Ltd. (I)	4,992,273	261,287
Yingde Gases Group Company, Ltd.	593,000	649,703
Yip's Chemical Holdings, Ltd.	218,000	155,006
Yuexiu Property Company, Ltd.	5,625,200	1,119,534
Yuexiu Transport Infrastructure, Ltd.	430,000	234,762

Hungary 0.2%		5,302,121

Danubius Hotel and Spa PLC (I)	951	24,826
FHB Mortgage Bank PLC (I)	7,029	28,485
Magyar Telekom Telecommunications PLC	240,319	355,097
MOL Hungarian Oil and Gas PLC	14,280	823,677
OTP Bank PLC	128,464	2,809,324
PannErgy (I)(L)	2,974	4,530
Richter Gedeon Nyrt	66,910	1,256,182

13

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

India 8.6%		$204,231,792

Aban Offshore, Ltd.	21,138	253,129
ABB, Ltd.	32,944	506,464
ABG Shipyard, Ltd. (I)	16,236	78,364
ACC, Ltd.	22,489	510,632
Adani Enterprises, Ltd.	84,130	692,199
Adani Ports and Special Economic Zone	278,291	1,075,282
Adani Power, Ltd. (I)	448,722	460,434
Aditya Birla Nuvo, Ltd.	50,286	1,107,972
Advanta, Ltd. (I)	325	1,490
Agro Tech Foods, Ltd.	1,994	18,181
AIA Engineering, Ltd.	3,081	39,259
Ajanta Pharma, Ltd.	6,477	117,691
Akzo Nobel India, Ltd.	3,239	53,374
Alembic Pharmaceuticals, Ltd.	58,842	245,505
Allahabad Bank	97,853	209,521
Alok Industries, Ltd.	487,315	79,646
Alstom India, Ltd.	15,910	132,275
Amara Raja Batteries, Ltd.	33,475	230,165
Ambuja Cements, Ltd.	482,068	1,774,683
Amtek Auto, Ltd.	149,007	492,478
Anant Raj, Ltd. (I)	151,998	169,344
Andhra Bank	157,627	253,609
Apollo Hospitals Enterprise, Ltd.	48,981	752,967
Apollo Tyres, Ltd.	207,899	619,780
Arvind, Ltd.	144,398	443,321
Ashok Leyland, Ltd.	1,368,930	758,173
Asian Paints, Ltd.	118,840	1,016,900
Aurobindo Pharma, Ltd.	77,853	860,846
Axis Bank, Ltd.	70,566	2,223,316
Axis Bank, Ltd., GDR	95	2,973
Bajaj Auto, Ltd.	28,118	925,243
Bajaj Corp., Ltd.	10,138	38,673
Bajaj Electricals, Ltd.	17,856	90,739
Bajaj Finance, Ltd.	17,501	600,453
Bajaj Finserv, Ltd.	35,935	518,062
Bajaj Hindusthan, Ltd.	266,322	110,427
Bajaj Holdings and Investment, Ltd.	41,862	827,490
Balkrishna Industries, Ltd.	19,674	187,746
Ballarpur Industries, Ltd.	487,134	136,719
Balmer Lawrie & Company, Ltd.	13,965	106,343
Balrampur Chini Mills, Ltd.	160,224	197,844
Bank of Baroda	50,107	712,617
Bank of India	128,328	681,003
Bank of Maharashtra	160,436	127,517
BASF India, Ltd.	4,646	62,566
Bata India, Ltd.	4,257	83,741
BEML, Ltd.	19,471	214,719
Berger Paints India, Ltd.	58,110	240,001
BGR Energy Systems, Ltd.	18,048	63,710
Bharat Electronics, Ltd.	8,497	230,873
Bharat Forge, Ltd.	65,204	554,403
Bharat Heavy Electricals, Ltd.	301,334	1,231,365
Bharat Petroleum Corp., Ltd.	102,639	901,133
Bharti Airtel, Ltd.	285,845	1,662,030
Bhushan Steel, Ltd.	33,252	233,171
Biocon, Ltd.	44,490	329,947
Birla Corp., Ltd.	41,760	255,447

14

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

India (continued)

Blue Dart Express, Ltd.	1,817	$119,936
Blue Star, Ltd.	4,203	19,018
Bombay Dyeing & Manufacturing Company, Ltd.	64,751	79,763
Bombay Rayon Fashions, Ltd. (I)	15,869	47,495
Bosch, Ltd.	3,714	783,483
Britannia Industries, Ltd.	19,519	291,540
Cadila Healthcare, Ltd.	23,683	372,345
Cairn India, Ltd.	327,939	1,882,937
Canara Bank	91,968	646,732
Capital First, Ltd.	9,269	33,440
Carborundum Universal, Ltd.	2,776	7,740
Central Bank of India	256,929	325,116
Century Textiles & Industries, Ltd.	32,699	264,464
CESC, Ltd.	51,783	506,408
Chambal Fertilizers & Chemicals, Ltd.	224,870	174,045
Chennai Petroleum Corp., Ltd. (I)	5,582	8,570
Cholamandalam Investment and Finance Company, Ltd.	8,951	50,695
Cipla, Ltd.	219,186	1,423,547
City Union Bank, Ltd.	160,171	184,489
Clariant Chemicals India, Ltd.	3,348	39,689
CMC, Ltd.	3,811	98,220
Colgate-Palmolive India, Ltd.	16,631	389,978
Container Corp of India	18,835	369,244
Coromandel International, Ltd.	51,552	222,722
Corporation Bank	30,114	180,713
Cox & Kings, Ltd.	29,373	83,708
Crompton Greaves, Ltd.	202,125	626,461
Cummins India, Ltd.	33,341	361,190
Dabur India, Ltd.	74,356	234,672
Dalmia Bharat, Ltd.	18,693	118,385
DB Corp., Ltd.	6,096	30,717
DCB Bank, Ltd. (I)	184,559	214,910
DCM Shriram, Ltd.	26,804	57,788
Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	115,966
DEN Networks, Ltd. (I)	17,084	64,371
Dish TV India, Ltd. (I)	261,785	228,785
Divi's Laboratories, Ltd.	21,346	458,403
DLF, Ltd.	407,900	1,451,518
Dr. Reddy's Laboratories, Ltd.	27,681	1,149,946
Dr. Reddy's Laboratories, Ltd., ADR (L)	18,324	753,300
Dredging Corp. of India, Ltd.	4,719	38,117
eClerx Services, Ltd.	4,857	92,810
Edelweiss Financial Services, Ltd.	221,050	184,304
Eicher Motors, Ltd.	6,579	745,564
EID Parry India, Ltd.	81,890	273,375
EIH, Ltd.	23,350	32,393
Elder Pharmaceuticals, Ltd. (I)	4,373	15,468
Electrosteel Castings, Ltd.	93,708	49,595
Emami, Ltd.	32,116	253,271
Engineers India, Ltd.	44,048	207,820
Entertainment Network India, Ltd.	2,857	19,362
Era Infra Engineering, Ltd. (I)	27,625	11,123
Eros International Media, Ltd. (I)	18,037	52,528
Escorts, Ltd.	43,887	92,743
Ess Dee Aluminium, Ltd.	8,586	93,459
Essar Oil, Ltd. (I)	198,149	302,629
Essar Ports, Ltd.	118,939	146,684

15

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

India (continued)

Essar Shipping, Ltd. (I)	59,469	$22,816
Essel Propack, Ltd.	89,057	129,888
Exide Industries, Ltd.	144,278	343,030
FAG Bearings India, Ltd.	68	2,650
FDC, Ltd.	45,702	91,654
Federal Bank, Ltd.	806,835	1,598,042
Federal-Mogul Goetze India, Ltd. (I)	8,130	31,445
Financial Technologies India, Ltd.	15,328	68,212
Finolex Cables, Ltd.	89,396	227,148
Finolex Industries, Ltd.	64,689	278,449
Firstsource Solutions, Ltd. (I)	64,935	34,945
Fortis Healthcare, Ltd. (I)	99,267	177,581
GAIL India, Ltd.	185,255	1,188,211
GAIL India, Ltd., GDR	1,143	43,017
Gammon India, Ltd. (I)	77,691	36,112
Gateway Distriparks, Ltd.	73,703	278,691
Gillette India, Ltd.	1,325	44,372
Gitanjali Gems, Ltd. (I)	50,394	70,241
GlaxoSmithKline Consumer Healthcare, Ltd.	1,735	129,058
Glenmark Pharmaceuticals, Ltd.	38,363	358,260
GMR Infrastructure, Ltd.	806,252	454,437
Godfrey Philips India, Ltd.	379	19,866
Godrej Consumer Products, Ltd.	48,992	652,646
Godrej Industries, Ltd.	38,781	195,145
Godrej Properties, Ltd.	20,318	83,750
Graphite India, Ltd.	80,822	106,637
Grasim Industries, Ltd.	31,208	1,760,195
Greaves Cotton, Ltd.	9,011	15,526
Grindwell Norton, Ltd.	43	273
Gujarat Alkalies & Chemicals, Ltd.	50,650	174,009
Gujarat Fluorochemicals, Ltd.	32,948	225,242
Gujarat Gas Company, Ltd.	4,533	28,551
Gujarat Mineral Development Corp., Ltd.	39,642	101,282
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	65,805	104,804
Gujarat NRE Coke, Ltd. (I)	85,965	21,160
Gujarat Pipavav Port, Ltd. (I)	9,022	18,727
Gujarat State Fertilisers & Chemicals, Ltd.	178,141	227,631
Gujarat State Petronet, Ltd.	83,751	103,636
Gulf Oil Corp, Ltd.	44,106	119,097
GVK Power & Infrastructure, Ltd. (I)	648,891	179,135
Hathway Cable & Datacom, Ltd. (I)	28,113	154,468
Havells India, Ltd.	21,359	352,024
HCL Infosystems, Ltd. (I)	185,657	213,754
HCL Technologies, Ltd.	114,858	2,775,934
HDFC Bank, Ltd.	538,287	7,473,572
HEG, Ltd.	17,873	71,650
HeidelbergCement India, Ltd. (I)	87,352	82,792
Hero Motorcorp, Ltd.	25,087	994,781
Hexa Tradex, Ltd. (I)	42,642	16,459
Hexaware Technologies, Ltd.	327,232	796,313
Himachal Futuristic Communications, Ltd. (I)	116,428	28,810
Hindalco Industries, Ltd.	1,014,546	2,531,033
Hinduja Ventures, Ltd.	5,652	28,368
Hindustan Construction Company, Ltd. (I)	41,263	23,764
Hindustan Oil Exploration Company, Ltd. (I)	20,262	20,205
Hindustan Petroleum Corp., Ltd.	53,591	362,051
Hindustan Unilever, Ltd.	21,401	216,302

16

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

India (continued)

Honeywell Automation India, Ltd.	130	$9,452
Hotel Leela Venture, Ltd. (I)	161,732	64,737
Housing Development & Infrastructure, Ltd. (I)	335,502	516,458
HSIL, Ltd.	27,538	98,689
ICICI Bank, Ltd.	135,764	3,240,216
ICICI Bank, Ltd., ADR	65,621	3,259,395
IDBI Bank, Ltd.	211,610	333,991
Idea Cellular, Ltd.	578,462	1,351,503
IDFC, Ltd.	597,521	1,280,001
IFCI, Ltd.	799,536	490,169
IIFL Holdings, Ltd.	254,359	469,706
Indiabulls Housing Finance, Ltd.	316,454	2,082,342
Indiabulls Infrastructure and Power, Ltd. (I)	1,348,842	139,143
Indiabulls Real Estate, Ltd.	251,053	367,118
Indian Bank	92,080	264,487
Indian Hotels Company, Ltd.	502,469	761,303
Indian Oil Corp., Ltd.	79,634	484,603
Indian Overseas Bank	198,424	259,637
Indoco Remedies, Ltd.	12,607	34,787
Indraprastha Gas, Ltd.	23,389	127,897
IndusInd Bank, Ltd.	99,860	929,937
Info Edge India, Ltd.	1,267	15,397
Infosys, Ltd.	70,049	3,488,611
Infosys, Ltd., ADR (L)	107,637	5,535,771
Infotech Enterprises, Ltd.	17,414	90,584
ING Vysya Bank, Ltd.	77,939	862,309
Ingersoll-Rand India, Ltd.	9,856	97,195
Ipca Laboratories, Ltd.	21,683	290,974
IRB Infrastructure Developers, Ltd.	100,931	337,487
ITC, Ltd.	790,826	4,573,667
Jagran Prakashan, Ltd.	14,178	29,031
Jain Irrigation Systems, Ltd.	116,290	218,958
Jaiprakash Associates, Ltd.	692,948	857,336
Jaiprakash Power Ventures, Ltd. (I)	430,396	163,591
Jammu & Kashmir Bank, Ltd.	33,817	850,141
JB Chemicals & Pharmaceuticals, Ltd.	44,422	109,151
JBF Industries, Ltd.	30,363	57,933
Jindal Poly Films, Ltd.	15,538	48,085
Jindal Poly Investments and Finance Company, Ltd. (I)	3,884	5,916
Jindal Saw, Ltd.	176,270	267,106
Jindal Stainless, Ltd. (I)	78,009	64,205
Jindal Steel & Power, Ltd.	202,531	1,023,353
JK Cement, Ltd.	22,552	127,513
JK Lakshmi Cement, Ltd.	70,257	225,768
JM Financial, Ltd.	368,362	207,910
JSW Energy, Ltd.	345,624	431,092
JSW Steel, Ltd.	123,306	2,520,587
Jubilant Foodworks, Ltd. (I)	3,700	72,780
Jubilant Life Sciences, Ltd.	64,699	190,515
Kajaria Ceramics, Ltd.	15,067	136,908
Kalpataru Power Transmission, Ltd.	22,050	65,331
Kansai Nerolac Paints, Ltd.	587	13,424
Karnataka Bank, Ltd.	140,550	320,601
Karur Vysya Bank, Ltd.	49,942	377,020
Kaveri Seed Company, Ltd.	10,745	114,444
KEC International, Ltd.	29,978	60,299
Kesoram Industries, Ltd.	80,244	98,360

17

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

India (continued)

Kirloskar Brothers, Ltd.	4,757	$18,501
Kotak Mahindra Bank, Ltd.	177,238	2,592,560
KPIT Cummins Infosystems, Ltd.	87,601	237,514
KSB Pumps, Ltd.	7,884	65,710
KSK Energy Ventures, Ltd. (I)	7,103	12,886
Lakshmi Machine Works, Ltd.	1,499	85,173
Lakshmi Vilas Bank, Ltd.	25,195	41,258
Lanco Infratech, Ltd. (I)	511,323	95,048
Larsen & Toubro, Ltd.	174,869	4,578,727
Larsen & Toubro, Ltd., GDR	40,288	1,052,881
Lupin, Ltd.	57,843	973,096
Maharashtra Seamless, Ltd.	54,295	275,061
Mahindra & Mahindra, Ltd.	186,492	3,890,939
Mahindra & Mahindra, Ltd., GDR	19,216	396,676
Mahindra Lifespace Developers, Ltd.	21,630	157,334
Manaksia, Ltd.	35,648	51,292
Mangalore Refinery and Petrochemicals, Ltd. (I)	252,641	287,706
Marico Kaya Enterprises, Ltd. (I)	1,827	5,024
Marico, Ltd.	91,382	376,835
Maruti Suzuki India, Ltd.	46,311	1,794,626
MAX India, Ltd.	45,603	203,576
McLeod Russel India, Ltd.	37,627	170,635
Mercator, Ltd. (I)	212,137	123,462
Merck, Ltd.	2,868	30,906
MindTree, Ltd.	5,203	133,339
Monnet Ispat & Energy, Ltd.	32,137	69,752
Monsanto India, Ltd.	2,969	91,481
Motherson Sumi Systems, Ltd.	107,352	544,771
Mphasis, Ltd.	22,375	166,432
MRF, Ltd.	1,922	741,631
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	45,171
Nagarjuna Oil Refinery, Ltd. (I)	229,114	18,990
Natco Pharma, Ltd.	9,399	119,981
National Aluminium Company, Ltd.	427,632	358,648
Nava Bharat Ventures, Ltd.	43,984	168,683
Navneet Publications India, Ltd.	50,728	64,630
NCC, Ltd.	246,877	301,790
NESCO, Ltd.	1,049	17,476
Nestle India, Ltd.	4,192	347,411
NHPC, Ltd.	1,621,426	680,129
NIIT Technologies, Ltd.	45,471	301,043
NIIT, Ltd.	86,244	70,398
Nitin Fire Protection Industries, Ltd.	42,198	45,298
Noida Toll Bridge Company, Ltd.	76,450	40,544
NTPC, Ltd.	360,870	983,502
Oberoi Realty, Ltd.	8,032	33,121
Oil & Natural Gas Corp., Ltd.	266,834	1,716,614
Oil India, Ltd.	61,573	593,232
OMAXE, Ltd.	106,368	258,487
Opto Circuits India, Ltd. (I)	43,971	28,825
Oracle Financial Services Software, Ltd. (I)	9,555	456,965
Orchid Chemicals & Pharmaceuticals, Ltd. (I)	8,134	8,230
Orient Cement, Ltd.	82,674	108,832
Oriental Bank of Commerce	67,526	387,299
Orissa Minerals Development Company, Ltd.	400	30,543
Page Industries, Ltd.	1,582	172,539
Panacea Biotec, Ltd. (I)	18,056	55,310

18

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

India (continued)

Parsvnath Developers, Ltd. (I)	129,259	$66,228
Peninsula Land, Ltd.	89,370	60,266
Persistent Systems, Ltd.	4,589	83,100
Petronet LNG, Ltd.	130,308	343,394
Pfizer, Ltd.	5,987	124,586
Phoenix Mills, Ltd.	1,578	7,479
PI Industries, Ltd.	2,185	10,914
Pidilite Industries, Ltd.	62,233	319,799
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	85,649	98,063
Piramal Enterprises, Ltd.	87,007	1,001,146
Plethico Pharmaceuticals, Ltd. (I)	5,976	4,203
Polaris Financial Technology, Ltd.	42,981	152,408
Polyplex Corp., Ltd.	12,401	36,692
Power Grid Corp. of India, Ltd.	479,923	991,653
Praj Industries, Ltd.	57,344	71,250
Prestige Estates Projects, Ltd.	19,118	67,052
Prism Cement, Ltd. (I)	71,827	71,874
PTC India, Ltd.	222,817	324,279
Punj Lloyd, Ltd. (I)	224,909	157,066
Punjab National Bank, Ltd.	5,000	81,751
Radico Khaitan, Ltd.	60,239	105,463
Rain Commodities Ltd.	114,375	95,023
Rajesh Exports, Ltd.	43,299	89,294
Rallis India, Ltd.	43,541	137,707
Ranbaxy Laboratories, Ltd. (I)	64,371	484,935
Ranbaxy Laboratories, Ltd., GDR (I)	2,335	17,446
Raymond, Ltd.	43,363	247,945
Redington India, Ltd.	66,332	119,994
REI Agro, Ltd.	164,589	7,672
Reliance Capital, Ltd.	108,604	971,782
Reliance Communications, Ltd.	564,683	1,310,509
Reliance Industries, Ltd.	761,066	13,739,137
Reliance Infrastructure, Ltd.	72,487	849,863
Reliance Power, Ltd. (I)	555,888	895,258
Rolta India, Ltd.	45,837	83,071
Ruchi Soya Industries, Ltd.	127,227	95,497
Rural Electrification Corp., Ltd.	370,755	1,998,151
Sadbhav Engineering, Ltd.	2,751	8,110
Sanofi India, Ltd.	283	15,819
Schneider Electric Infrastructure, Ltd. (I)	27,670	55,763
Sesa Sterlite, Ltd.	70,743	335,301
Sesa Sterlite, Ltd., ADR	195,801	3,673,227
Shipping Corp. of India, Ltd. (I)	51,056	51,851
Shoppers Stop, Ltd.	8,260	55,520
Shree Cement, Ltd.	4,757	551,352
Shree Renuka Sugars, Ltd.	423,210	178,454
Shriram Transport Finance Company, Ltd.	43,154	692,049
Siemens India, Ltd.	21,416	312,227
Sintex Industries, Ltd.	88,110	138,183
SJVN, Ltd.	43,447	18,220
SKF India, Ltd.	4,330	68,040
Sobha Developers, Ltd.	50,252	381,003
Solar Industries India, Ltd.	1,324	33,103
South Indian Bank, Ltd.	847,658	411,293
SREI Infrastructure Finance, Ltd.	294,220	196,806
SRF, Ltd.	19,638	149,147
State Bank of Bikaner & Jaipur	18,445	159,951

19

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

India (continued)

State Bank of India	59,375	$2,549,092
State Bank of India, GDR	4,501	386,518
Steel Authority of India, Ltd.	333,223	494,347
Sterling Biotech, Ltd. (I)	96,778	22,161
Sterlite Technologies, Ltd.	53,825	40,356
Strides Arcolab, Ltd.	10,655	90,986
Styrolution ABS India, Ltd.	189	1,561
Sun Pharma Advanced Research Company, Ltd. (I)	56,021	147,592
Sun Pharmaceutical Industries, Ltd.	189,104	1,947,988
Sun TV Network, Ltd.	55,985	391,909
Sundaram Finance, Ltd.	17,300	261,017
Supreme Industries, Ltd.	11,967	104,555
Suzlon Energy, Ltd. (I)	534,875	198,718
Syndicate Bank	165,888	396,016
Tamil Nadu Newsprint & Papers, Ltd.	37,939	93,206
Tata Chemicals, Ltd.	57,964	297,620
Tata Communications, Ltd.	33,200	194,761
Tata Consultancy Services, Ltd.	140,278	5,094,789
Tata Elxsi, Ltd.	5,653	48,779
Tata Global Beverages, Ltd.	410,020	1,035,235
Tata Investment Corp., Ltd.	8,157	70,934
Tata Motors, Ltd.	198,438	1,390,274
Tata Motors, Ltd., ADR	53,090	1,977,072
Tata Power Company, Ltd.	615,665	1,086,991
Tata Steel, Ltd.	302,239	2,429,630
Tata Teleservices Maharashtra, Ltd. (I)	203,654	37,842
Tech Mahindra, Ltd.	42,595	1,388,190
Texmaco Rail & Engineering, Ltd.	5,288	9,771
The Great Eastern Shipping Company, Ltd.	84,792	531,201
The India Cements, Ltd.	309,375	524,553
The Ramco Cements, Ltd.	89,830	399,481
Thermax, Ltd.	19,232	291,967
Time Technoplast, Ltd.	105,115	76,004
Titan Company, Ltd.	96,547	513,822
Torrent Pharmaceuticals, Ltd.	31,826	333,056
Torrent Power, Ltd.	40,758	108,794
Trent, Ltd.	871	15,332
Triveni Turbine, Ltd.	25,986	40,047
TTK Prestige, Ltd.	1,939	105,362
Tube Investments of India, Ltd.	14,367	63,647
TV18 Broadcast, Ltd. (I)	301,121	178,693
TVS Motor Company, Ltd.	88,171	195,266
UCO Bank	198,438	349,270
Uflex, Ltd.	34,032	60,237
Ultratech Cement, Ltd.	27,084	1,091,578
Unichem Laboratories, Ltd.	4,033	12,837
Union Bank of India, Ltd.	122,021	423,723
Unitech, Ltd. (I)	747,580	352,432
United Breweries, Ltd.	29,446	375,758
United Spirits, Ltd.	16,217	774,291
UPL, Ltd.	193,740	983,993
Usha Martin, Ltd.	176,167	115,832
Uttam Value Steels, Ltd. (I)	25,353	3,431
V-Guard Industries, Ltd.	4,399	42,039
VA Tech Wabag, Ltd.	975	19,313
Vardhman Special Steels, Ltd. (I)	1,653	823
Vardhman Textiles, Ltd.	8,267	52,430

20

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

India (continued)

Videocon Industries, Ltd.	86,553	$256,233
Vijaya Bank	167,219	142,472
VIP Industries, Ltd.	21,685	37,864
Voltas, Ltd.	67,658	213,745
VST Industries, Ltd.	2,273	70,208
Welspun Corp, Ltd.	26,878	36,233
Welspun Enterprises, Ltd. (I)	1,343	341
Wipro, Ltd.	202,769	1,731,629
Wockhardt, Ltd.	20,900	209,388
Wyeth, Ltd.	346	5,117
Yes Bank, Ltd.	90,602	872,157
Zee Entertainment Enterprises, Ltd.	195,447	884,219
Zensar Technologies, Ltd.	1,904	11,774
Zuari Agro Chemicals, Ltd.	9,847	25,851
Zuari Global, Ltd.	9,847	13,032
Zydus Wellness, Ltd.	2,372	22,091

Indonesia 3.0%		70,702,137

Ace Hardware Indonesia Tbk PT	2,936,600	226,618
Adaro Energy Tbk PT	12,283,000	1,291,015
Adhi Karya Persero Tbk PT	1,076,000	289,002
Agung Podomoro Land Tbk PT	1,816,500	41,792
AKR Corporindo Tbk PT	1,516,000	536,542
Alam Sutera Realty Tbk PT	10,848,000	466,237
Aneka Tambang Persero Tbk PT	5,330,000	548,737
Arwana Citramulia Tbk PT	160,900	13,719
Asahimas Flat Glass Tbk PT	113,500	67,869
Astra Agro Lestari Tbk PT	222,600	521,709
Astra Graphia Tbk PT	606,500	115,623
Astra International Tbk PT	9,170,500	5,563,284
Bakrie & Brothers Tbk PT (I)	129,839,261	556,057
Bakrie Sumatera Plantations Tbk PT (I)	17,913,000	76,717
Bakrie Telecom Tbk PT (I)	34,369,000	147,191
Bakrieland Development Tbk PT (I)	43,066,000	184,419
Bank Bukopin Tbk PT	4,762,666	263,359
Bank Central Asia Tbk PT	3,604,500	3,330,300
Bank Danamon Indonesia Tbk PT	3,002,071	1,071,305
Bank Mandiri Persero Tbk PT	3,581,046	3,138,029
Bank Negara Indonesia Persero Tbk PT	3,686,403	1,510,310
Bank Pan Indonesia Tbk PT (I)	8,366,900	623,859
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	2,188,700	162,269
Bank Permata Tbk PT	25,500	2,919
Bank Rakyat Indonesia Persero Tbk PT	6,361,800	5,567,454
Bank Tabungan Negara Persero Tbk PT	4,665,198	436,380
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	79,755
Barito Pacific Tbk PT (I)	3,360,000	86,980
Bayan Resources Tbk PT (I)	98,000	67,146
Benakat Petroleum Energy Tbk PT (I)	2,031,500	24,238
Berau Coal Energy Tbk PT (I)	876,800	8,792
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
Bisi International PT	903,000	42,274
Budi Starch & Sweetener Tbk PT (I)	2,039,000	21,043
Bumi Resources Tbk PT (I)	30,622,430	525,387
Bumi Serpong Damai PT	7,573,000	1,047,724
BW Plantation Tbk PT	2,248,500	248,883
Central Proteinaprima Tbk PT (I)	30,464,500	130,468
Chandra Asri Petrochemical Tbk PT (I)	8,000	1,810

21

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Indonesia (continued)

Charoen Pokphand Indonesia Tbk PT	2,970,420	$963,733
Ciputra Development Tbk PT	15,864,000	1,437,501
Ciputra Property Tbk PT	1,119,500	71,206
Ciputra Surya Tbk PT	1,437,500	309,891
Citra Marga Nusaphala Persada Tbk PT (I)	1,580,000	467,178
Darma Henwa Tbk PT (I)	20,860,500	89,338
Davomas Abadi Tbk PT (I)	8,435,500	36,126
Delta Dunia Makmur Tbk PT (I)	4,163,000	68,907
Elnusa Tbk PT	2,863,500	141,143
Energi Mega Persada Tbk PT (I)	40,739,638	332,093
Exploitasi Energi Indonesia Tbk PT (I)	3,373,000	59,862
Fajar Surya Wisesa Tbk PT (I)	146,500	21,216
Gajah Tunggal Tbk PT	2,601,000	391,492
Global Mediacom Tbk PT	6,626,000	1,165,318
Golden Eagle Energy Tbk PT (I)	31,800	16,214
Gozco Plantations Tbk PT (I)	4,850,700	43,227
Gudang Garam Tbk PT	290,743	1,298,127
Hanson International Tbk PT (I)	4,974,500	266,600
Harum Energy Tbk PT	841,000	174,967
Hexindo Adiperkasa Tbk PT	117,000	36,707
Holcim Indonesia Tbk PT	1,243,900	288,045
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	4,254,000	509,169
Indika Energy Tbk PT	2,104,400	123,666
Indo Tambangraya Megah Tbk PT	277,400	681,654
Indocement Tunggal Prakarsa Tbk PT	849,300	1,649,155
Indofood CBP Sukses Makmur Tbk PT	406,500	355,913
Indofood Sukses Makmur Tbk PT	2,828,900	1,657,018
Indosat Tbk PT	818,900	277,274
Indosat Tbk PT, ADR	500	7,925
Inovisi Infracom Tbk PT (I)	671,012	93,191
Intiland Development Tbk PT	3,553,500	151,605
Japfa Comfeed Indonesia Tbk PT	3,722,500	420,032
Jasa Marga Tbk PT	1,491,900	751,587
Kalbe Farma Tbk PT	8,481,000	1,120,389
Kawasan Industri Jababeka Tbk PT	15,866,595	336,587
Lippo Cikarang Tbk PT (I)	505,800	358,409
Lippo Karawaci Tbk PT	13,758,325	1,221,688
Malindo Feedmill Tbk PT	705,000	179,349
Matahari Putra Prima Tbk PT	3,161,000	840,390
Mayora Indah Tbk PT	258,708	640,500
Medco Energi Internasional Tbk PT	2,289,000	637,614
Media Nusantara Citra Tbk PT	2,395,400	581,726
Mitra Adiperkasa Tbk PT	790,500	350,741
Mitra International Resources Tbk PT (I)	3,235,500	13,871
MNC Investama Tbk PT	24,011,300	658,674
Modern Internasional Tbk PT	304,100	17,583
Multipolar Corp. Tbk PT	1,633,300	110,079
Nippon Indosari Corpindo Tbk PT	652,500	71,087
Nusantara Infrastructure Tbk PT (I)	9,591,800	180,925
Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	45,550
Pakuwon Jati Tbk PT	7,883,500	276,229
Panin Financial Tbk PT (I)	18,582,500	392,145
Panin Insurance Tbk PT	1,443,000	84,302
Panin Sekuritas Tbk Pt	22,500	9,167
Pembangunan Perumahan Persero Tbk PT	1,900,000	311,403
Perusahaan Gas Negara Persero Tbk PT	4,163,100	1,936,286
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,882,500	769,742

22

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Indonesia (continued)

Petrosea Tbk PT	243,000	$27,400
Polychem Indonesia Tbk PT (I)	1,930,000	31,936
Ramayana Lestari Sentosa Tbk PT	4,070,000	432,675
Resource Alam Indonesia Tbk PT	392,500	54,498
Salim Ivomas Pratama Tbk PT	1,348,100	120,832
Samindo Resources Tbk PT (I)	31,500	1,647
Sampoerna Agro Tbk PT	1,086,500	219,934
Samudera Indonesia Tbk PT	74,500	20,400
Selamat Sempurna Tbk PT	1,127,500	401,133
Semen Gresik Persero Tbk PT	865,500	1,092,940
Sentul City Tbk PT (I)	25,494,900	321,884
Sinar Mas Multiartha Tbk PT	37,000	11,098
Sugih Energy Tbk PT (I)	8,940,700	357,816
Summarecon Agung Tbk PT	9,548,800	1,028,616
Surya Citra Media Tbk PT	1,167,500	317,420
Surya Semesta Internusa Tbk PT	3,281,500	201,479
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	755,500	693,328
Telekomunikasi Indonesia Persero Tbk PT	1,992,500	440,598
Telekomunikasi Indonesia Tbk PT, ADR (L)	73,451	3,208,340
Tiga Pilar Sejahtera Food Tbk	1,816,500	391,101
Timah Persero Tbk PT	4,180,080	510,749
Tiphone Mobile Indonesia Tbk PT (I)	443,500	30,797
Total Bangun Persada Tbk PT	1,191,100	85,347
Tower Bersama Infrastructure Tbk PT	848,400	558,158
Trada Maritime Tbk PT (I)	2,675,000	427,528
Trias Sentosa Tbk PT	1,000,000	27,443
Trimegah Securities Tbk PT (I)	1,540,500	11,505
Truba Alam Manunggal Engineering PT (I)	19,436,000	4,994
Tunas Baru Lampung Tbk PT	1,536,000	75,046
Tunas Ridean Tbk PT	872,500	49,363
Unilever Indonesia Tbk PT	442,400	1,105,671
United Tractors Tbk PT	909,500	1,690,374
Vale Indonesia Tbk PT	3,245,000	1,089,964
Visi Media Asia Tbk PT (I)	1,338,900	31,782
Wijaya Karya Persero Tbk PT	1,911,100	384,606
XL Axiata Tbk PT	1,502,000	705,004

Luxembourg 0.0%		116,745

O'Key Group SA, GDR	12,712	116,745

Malaysia 4.6%		110,410,114

Adventa BHD (I)	25,200	8,640
Aeon Company BHD	304,000	367,277
AEON Credit Service M BHD	6,360	30,380
Affin Holdings BHD	420,300	477,774
AirAsia BHD	1,519,200	1,182,714
Alam Maritim Resources BHD	267,200	127,404
Alliance Financial Group BHD	1,182,400	1,799,868
AMMB Holdings BHD	1,394,050	3,185,769
Amway Malaysia Holdings BHD	400	1,477
Ann Joo Resources BHD	256,700	87,911
APM Automotive Holdings BHD	165,000	319,827
Astro Malaysia Holdings BHD	225,200	238,560
Axiata Group BHD	925,200	1,995,954
Batu Kawan BHD	26,700	166,439
Benalec Holdings BHD	376,200	126,620

23

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Malaysia (continued)

Berjaya Assets BHD	388,400	$99,815
Berjaya Corp. BHD	3,698,200	558,479
Berjaya Land BHD	846,900	225,388
Berjaya Sports Toto BHD	408,041	485,260
BIMB Holdings BHD	290,600	356,635
Bintulu Port Holdings BHD	300	686
Boustead Heavy Industries Corp. BHD (I)	16,400	12,771
Boustead Holdings BHD	421,306	691,162
British American Tobacco Malaysia BHD	55,300	1,083,105
Bumi Armada BHD	678,400	743,644
Bursa Malaysia BHD	301,400	720,551
Cahya Mata Sarawak BHD	168,700	525,555
Carlsberg Brewery-Malay BHD	123,400	474,315
CB Industrial Product Holding BHD	188,770	262,705
CIMB Group Holdings BHD	2,698,377	6,168,249
Coastal Contracts BHD	244,266	375,773
CSC Steel Holdings BHD	234,900	81,909
Cypark Resources BHD	89,300	77,608
Daibochi Plastic & Packaging Industry BHD	9,100	12,465
Daya Materials BHD	431,600	43,029
Dayang Enterprise Holdings BHD	174,600	202,234
Dialog Group BHD	928,800	1,058,801
DiGi.Com BHD	1,025,680	1,731,192
DKSH Holdings Malaysia BHD	6,800	17,265
DRB-Hicom BHD	1,126,700	863,477
Dutch Lady Milk Industries BHD	9,900	143,655
Eastern & Oriental BHD	830,700	649,919
ECM Libra Financial Group BHD	100,844	32,033
Evergreen Fibreboard BHD (I)	570,300	91,488
Faber Group BHD	287,400	281,080
Fraser & Neave Holdings BHD	45,100	257,030
Gamuda BHD	1,352,300	1,852,813
Genting BHD	945,000	2,863,464
Genting Malaysia BHD	1,880,100	2,382,522
Genting Plantations BHD	193,400	676,548
Globetronics Technology BHD	172,980	212,734
Glomac BHD	411,400	138,400
Goldis BHD (I)	356,063	237,304
Green Packet BHD (I)	409,300	46,573
Guinness Anchor BHD	94,900	395,930
GuocoLand Malaysia BHD	37,100	12,956
Hai-O Enterprise BHD	58,500	44,056
Hap Seng Consolidated BHD	813,400	782,439
Hap Seng Plantations Holdings BHD	241,000	205,655
Hartalega Holdings BHD	167,300	320,280
Ho Wah Genting BHD (I)	671,700	38,728
Hock Seng LEE BHD	157,592	97,643
Hong Leong Bank BHD	274,040	1,184,256
Hong Leong Financial Group BHD	252,900	1,212,650
Hong Leong Industries BHD	62,900	130,570
Hua Yang BHD	72,266	42,748
Hwang-DBS Malaysia BHD	69,400	38,716
IGB Corp. BHD	1,316,240	1,122,521
IJM Corp. BHD	1,448,680	3,018,124
IJM Land BHD	437,700	422,568
IJM Plantations BHD	204,200	235,435
Insas BHD	488,074	184,039

24

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Malaysia (continued)

Integrated Logistics BHD	82,544	$19,274
Integrax BHD	74,400	54,438
IOI Corp. BHD	1,559,900	2,394,476
IOI Properties Group Bhd (I)	549,049	424,523
Iris Corp. BHD	1,098,200	147,210
JAKS Resources BHD (I)	413,200	71,430
Jaya Tiasa Holdings BHD	178,605	149,070
JCY International BHD	623,800	137,993
JT International BHD	13,900	35,423
K&N Kenanga Holdings BHD (I)	199,317	47,469
Karambunai Corp. BHD (I)	1,224,300	36,279
Keck Seng Malaysia BHD	287,150	620,578
Kian JOO CAN Factory BHD	332,000	337,995
Kim Loong Resources BHD	37,800	36,358
Kimlun Corp. BHD	93,700	47,856
Kinsteel BHD (I)	706,200	37,424
KLCC Property Holdings BHD	588,400	1,148,081
KNM Group BHD (I)	1,300,625	301,942
Kossan Rubber Industries	171,200	213,725
KPJ Healthcare BHD	513,600	527,690
KSL Holdings BHD (I)	210,966	143,205
Kuala Lumpur Kepong BHD	160,058	1,192,154
KUB Malaysia BHD (I)	592,900	98,848
Kulim Malaysia BHD (I)	511,700	557,609
Kumpulan Europlus BHD (I)	320,300	128,719
Kumpulan Fima BHD	93,300	62,750
Kumpulan Perangsang Selangor BHD	251,200	117,439
Lafarge Malayan Cement BHD	266,200	818,767
Land & General BHD (I)	339,000	59,660
Landmarks BHD (I)	325,700	104,557
LBS Bina Group BHD	210,000	113,187
Lion Diversified Holdings BHD	501,200	24,994
Lion Industries Corp. BHD	544,000	94,051
LPI Capital BHD	12,600	66,289
Magnum BHD	179,600	172,743
Mah Sing Group BHD	730,739	512,118
Malayan Banking BHD	1,875,663	5,770,095
Malayan Flour Mills BHD	169,300	81,702
Malaysia Airports Holdings BHD	446,766	1,051,322
Malaysia Building Society BHD	227,289	154,325
Malaysia Marine and Heavy Engineering Holdings BHD	183,300	217,010
Malaysian Airline System BHD (I)	2,798,100	156,894
Malaysian Bulk Carriers BHD	326,400	184,033
Malaysian Pacific Industries BHD	38,838	57,586
Malaysian Resources Corp. BHD	1,334,000	664,793
Maxis BHD	663,985	1,358,104
MBM Resources BHD	151,150	147,796
Media Chinese International, Ltd.	186,800	55,848
Media Prima BHD	787,280	632,130
Mega First Corp. BHD	193,700	138,575
MISC BHD	609,650	1,173,707
MK Land Holdings BHD	623,400	90,348
MKH BHD	136,633	165,965
MMC Corp. BHD	988,700	834,964
MNRB Holdings BHD	45,300	58,584
Mudajaya Group BHD	174,600	136,482
Muhibbah Engineering Malaysia BHD	350,900	306,267

25

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Malaysia (continued)

Mulpha International BHD (I)	1,698,900	$224,880
My EG Services BHD	155,300	130,718
Naim Holdings BHD	148,000	180,259
NCB Holdings BHD	29,600	27,831
Nestle Malaysia BHD	4,100	85,845
NTPM Holdings BHD	83,500	22,240
Oldtown Bhd	123,500	79,989
Oriental Holdings BHD	365,420	888,375
OSK Holdings BHD	812,645	430,169
Padini Holdings BHD	322,700	193,798
Panasonic Manufacturing Malaysia BHD	10,900	76,949
Paramount Corp. BHD	68,320	31,488
Parkson Holdings BHD	467,248	373,647
Perdana Petroleum BHD (I)	456,400	253,035
Perisai Petroleum Teknologi BHD (I)	559,800	280,746
Petronas Chemicals Group BHD	970,100	2,035,873
Petronas Dagangan BHD	72,100	566,848
Petronas Gas BHD	216,900	1,654,770
Pharmaniaga BHD	9,300	13,521
PJ Development Holdings BHD	297,900	147,551
POS Malaysia BHD	238,400	368,295
PPB Group BHD	457,700	2,234,299
Press Metal BHD	170,300	188,358
Prestariang BHD	142,000	78,753
Protasco BHD	141,500	85,958
Public Bank BHD	281,600	1,893,791
Puncak Niaga Holding BHD	134,800	125,460
QL Resources BHD	359,100	365,845
RCE Capital BHD	491,550	48,978
RHB Capital BHD	669,020	1,749,805
Rimbunan Sawit BHD	215,800	53,444
Salcon BHD	534,800	131,645
Sapurakencana Petroleum BHD (I)	1,601,357	2,079,796
Sarawak Oil Palms BHD	110,400	241,610
Scientex BHD	69,500	124,876
Scomi Group BHD (I)	1,525,800	202,169
Scomi Marine BHD (I)	284,000	92,967
SEG International BHD	19,800	8,932
Selangor Dredging BHD	328,000	108,172
Selangor Properties BHD	18,300	30,773
Shangri-La Hotels Malaysia BHD	36,700	73,075
Shell Refining Company Federation of Malaya BHD	145,700	268,822
SHL Consolidated BHD	167,900	120,755
Sime Darby BHD	1,183,501	3,519,496
SP Setia BHD	402,389	365,744
Star Publications Malaysia BHD	210,500	173,624
Sunway BHD	874,228	847,361
Supermax Corp. BHD	389,500	291,034
Suria Capital Holdings BHD	249,100	202,609
Syarikat Takaful Malaysia BHD	40,300	161,906
Symphony Life BHD (I)	174,168	56,963
TA Ann Holdings BHD	277,840	371,121
TA Enterprise BHD	1,731,500	434,145
TA Global BHD	1,466,040	141,492
Talam Transform BHD (I)	1,080,000	30,324
TAN Chong Motor Holdings BHD	191,600	322,070
Tasek Corp. BHD	1,700	7,873

26

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Malaysia (continued)

TDM BHD	952,695	$284,896
Tebrau Teguh BHD (I)	339,000	140,477
Telekom Malaysia BHD	482,200	927,892
Tenaga Nasional BHD	1,030,700	3,871,689
TH Plantations BHD	185,160	121,049
Time dotCom BHD (I)	459,740	622,741
Tiong NAM Logistics Holdings	140,900	58,812
Top Glove Corp. BHD	332,600	501,250
Tropicana Corp. BHD	279,400	131,356
TSH Resources BHD	265,400	330,335
Uchi Technologies BHD	106,800	47,202
UEM Sunrise BHD	1,090,266	696,631
UMW Holdings BHD	356,600	1,199,093
Unisem M BHD	640,620	255,456
United Malacca BHD	112,550	248,390
United Plantations BHD	26,800	228,440
UOA Development BHD	133,400	89,748
Uzma BHD	6,800	12,712
VS Industry BHD	130,197	64,457
Wah Seong Corp. BHD	216,572	128,801
WCT Holdings BHD	731,455	491,861
Wing Tai Malaysia BHD	302,600	202,624
WTK Holdings BHD	255,000	108,823
Yinson Holdings BHD	27,200	43,872
YNH Property BHD	541,996	329,120
YTL Corp. BHD	4,532,258	2,300,349
YTL E-Solutions BHD	86,200	16,367
YTL Power International BHD	1,524,075	716,627
Zhulian Corp. BHD	117,200	101,754

Malta 0.1%		2,139,319

Brait SE (I)	402,349	2,139,319

Mexico 5.5%		130,992,852

Alfa SAB de CV, Class A	2,376,350	6,667,051
Alpek SA de CV (L)	114,312	218,728
Alsea SAB de CV (I)	496,745	1,693,875
America Movil SAB de CV, Series L	6,441,854	6,228,153
America Movil SAB de CV, Series L, ADR (L)	351,768	6,799,675
Arca Continental SAB de CV	408,233	2,647,251
Axtel SAB de CV (I)	1,028,937	352,943
Banregio Grupo Financiero SAB de CV	139,682	813,657
Bolsa Mexicana de Valores SAB de CV	371,594	775,184
Cemex SAB de CV, ADR (I)(L)	901,801	11,606,179
Cia Minera Autlan SAB de CV, Series B	15,400	17,512
Coca-Cola Femsa SAB de CV, ADR (L)	21,331	2,460,104
Compartamos SAB de CV (L)	73,796	131,101
Consorcio ARA SAB de CV (I)	1,159,162	532,855
Controladora Comercial Mexicana SAB de CV	649,859	2,512,697
Corporacion GEO SAB de CV, Series B (I)	777,652	11,664
Corporacion Inmobiliaria Vesta SAB de CV	36,405	74,897
Dine SAB de CV (I)	103,700	48,396
El Puerto de Liverpool SAB de CV	94,607	1,059,725
Empresas ICA SAB de CV, ADR (I)(L)	231,841	1,882,549
Fomento Economico Mexicano SAB de CV, ADR	101,045	9,600,285
Genomma Lab Internacional SAB de CV (I)(L)	507,413	1,298,478
Gruma SAB de CV, Class B (I)	286,077	2,981,930

27

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Mexico (continued)

Grupo Aeroportuario del Centro Norte SAB de CV	205,789	$767,517
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (L)	14,736	440,017
Grupo Aeroportuario del Pacifico SAB de CV, ADR	49,708	3,079,908
Grupo Aeroportuario del Sureste SAB de CV, ADR	27,725	3,565,990
Grupo Aeroportuario del Sureste SAB de CV, Class B	21,588	277,496
Grupo Bimbo SAB de CV, Series A	815,056	2,359,615
Grupo Carso SAB de CV, Series A1	583,351	3,037,790
Grupo Cementos de Chihuahua SAB de CV	57,000	170,648
Grupo Comercial Chedraui SA de CV	4,509	15,432
Grupo Famsa SAB de CV, Class A (I)	289,538	390,059
Grupo Financiero Banorte SAB de CV, Series O	1,272,980	9,296,472
Grupo Financiero Inbursa SAB de CV, Series O	1,255,569	3,427,875
Grupo Financiero Santander Mexico SAB de CV	235,209	630,810
Grupo Gigante SAB de CV	168,900	446,669
Grupo Herdez SAB de CV	111,662	344,370
Grupo Industrial Maseca SAB de CV, Series B	2,600	4,247
Grupo Industrial Saltillo SAB de CV	100,600	222,930
Grupo KUO SAB de CV, Series B	164,700	346,144
Grupo Mexico SAB de CV, Series B	2,056,249	6,765,397
Grupo Pochteca SAB de CV (I)	20,836	25,120
Grupo Simec SAB de CV, Series B (I)	177,735	786,892
Grupo Televisa SAB	394,690	2,666,264
Grupo Televisa SAB, ADR	166,208	5,617,830
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	43,850	106,756
Industrias Bachoco SAB de CV, ADR (L)	2,632	135,785
Industrias Bachoco SAB de CV, Series B	24,800	108,023
Industrias CH SAB de CV, Series B (I)(L)	292,935	1,671,961
Industrias Penoles SAB de CV	55,518	1,341,561
Inmuebles Carso SAB de CV, Class B1 (I)	1,093,966	1,152,976
Kimberly-Clark de Mexico SAB de CV	544,862	1,470,172
Maxcom Telecomunicaciones SAB de CV (I)	86,584	22,763
Megacable Holdings SAB de CV	10,392	42,517
Mexichem SAB de CV	761,608	3,044,299
Minera Frisco SAB de CV, Class A1 (I)	1,176,304	2,264,498
OHL Mexico SAB de CV (I)	224,576	623,604
Organizacion Soriana SAB de CV, Series B (I)	1,658,803	5,230,652
Promotora y Operadora de Infraestructura SAB de CV (I)	177,783	2,483,140
Qualitas Controladora SAB de CV	364,900	1,078,536
TV Azteca SA de CV	119,754	69,860
Urbi Desarrollos Urbanos SAB de CV (I)(L)	883,860	107,935
Wal-Mart de Mexico SAB de CV	1,940,633	4,937,433

Netherlands 0.1%		1,766,645

Cinema City International NV (I)	2,841	33,570
VimpelCom, Ltd., ADR	207,058	1,733,075

Peru 0.1%		2,585,527

Cementos Pacasmayo SAA, ADR	2,535	23,018
Compania de Minas Buenaventura SA, ADR	21,714	232,123
Credicorp, Ltd.	14,612	2,283,125
Grana y Montero SAA, ADR	2,830	47,261

Philippines 1.4%		32,499,479

Aboitiz Equity Ventures, Inc.	770,580	955,536
Aboitiz Power Corp.	824,700	679,762
Alliance Global Group, Inc.	1,226,700	832,768
Alsons Consolidated Resources, Inc.	629,000	25,737

28

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Philippines (continued)

Atlas Consolidated Mining & Development	664,800	$211,179
Ayala Corp.	70,510	997,311
Ayala Land, Inc.	2,118,000	1,458,110
Bank of the Philippine Islands	319,495	617,620
BDO Unibank, Inc.	940,081	1,902,816
Belle Corp.	4,310,000	540,856
Cebu Air, Inc.	271,510	338,331
China Banking Corp.	259,787	325,292
COL Financial Group, Inc.	10,000	3,479
DMCI Holdings, Inc.	593,400	967,314
EEI Corp.	297,300	72,107
Empire East Land Holdings, Inc. (I)	5,540,000	124,329
Energy Development Corp.	7,441,300	1,019,547
Filinvest Land, Inc.	16,089,750	586,079
First Gen Corp.	959,300	430,858
First Philippine Holdings Corp.	356,370	554,036
Global-Estate Resorts, Inc. (I)	257,000	11,369
Globe Telecom, Inc.	17,600	680,181
International Container Terminal Services, Inc.	648,840	1,603,813
JG Summit Holdings, Inc.	82,800	93,389
Jollibee Foods Corp.	283,920	1,163,204
Lepanto Consolidated Mining, Class B (I)	6,536,000	61,365
Lopez Holdings Corp.	3,321,500	377,254
LT Group, Inc.	405,500	137,661
Manila Electric Company	75,050	437,644
Manila Water Company, Inc.	711,800	413,889
Megawide Construction Corp. (I)	21,840	6,403
Megaworld Corp.	16,300,000	1,756,175
Metro Pacific Investments Corp.	7,881,600	903,145
Metropolitan Bank & Trust Company	292,214	558,653
Pepsi-Cola Products Philippines, Inc.	1,098,000	120,865
Philippine Long Distance Telephone Company	16,240	1,050,745
Philippine National Bank (I)	399,820	837,246
Philippine Stock Exchange, Inc.	16,944	109,234
Philweb Corp.	628,140	70,266
RFM Corp.	101,000	15,252
Rizal Commercial Banking Corp.	420,900	533,626
Robinsons Land Corp.	2,446,350	1,252,102
San Miguel Corp.	290,344	507,664
Security Bank Corp.	209,127	592,195
Semirara Mining Corp.	79,710	693,130
SM Investments Corp.	87,710	1,578,747
SM Prime Holdings, Ltd.	3,754,604	1,443,107
Top Frontier Investment Holdings, Inc. (I)	25,432	51,418
Trans-Asia Oil & Energy Development	377,000	20,985
Union Bank of Philippines, Inc.	313,910	873,822
Universal Robina Corp.	320,120	1,091,862
Vista Land & Lifescapes, Inc.	5,662,600	810,001

Poland 2.2%		52,694,380

ABC Data SA	15,423	20,252
Action SA	5,661	90,991
Agora SA (I)	59,188	181,454
Alchemia SA (I)	31,570	51,373
Alior Bank SA (I)	2,237	61,599
Amica Wronki SA	750	25,488
AmRest Holdings SE (I)	4,670	133,609

29

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Poland (continued)

Apator SA	5,905	$71,440
Asseco Poland SA	121,418	1,637,483
ATM SA	2,780	11,721
Bank Handlowy w Warszawie SA (L)	28,970	1,142,984
Bank Millennium SA	746,905	2,029,337
Bank Pekao SA	66,090	4,046,021
Bank Zachodni WBK SA	3,981	481,098
Bioton SA (I)	63,938	103,938
Boryszew SA (I)	152,806	247,424
Budimex SA	13,629	584,180
CCC SA (L)	6,144	244,277
CD Projekt SA (I)(L)	113,759	569,795
Ciech SA	59,120	604,342
ComArch SA	2,909	84,254
Cyfrowy Polsat SA	59,924	430,486
Eko Export SA	2,160	22,776
Emperia Holding SA	9,026	185,057
Enea SA	83,195	439,227
Eurocash SA (L)	43,467	624,633
Fabryki Mebli Forte SA	21,944	353,472
Famur SA (I)	29,897	46,718
Firma Oponiarska Debica SA	7,602	223,979
Getin Holding SA (I)(L)	279,068	302,829
Getin Noble Bank SA (I)	692,548	735,454
Grupa Azoty SA (I)(L)	18,805	493,488
Grupa Kety SA	19,266	1,390,331
Grupa Lotos SA (I)	95,939	1,177,507
Hawe SA (I)(L)	95,254	97,969
Impexmetal SA (I)	97,051	83,439
ING Bank Slaski SA	22,258	964,093
Integer.pl SA (I)	362	30,601
Inter Cars SA (I)	690	42,770
Jastrzebska Spolka Weglowa SA (L)	22,070	341,842
KGHM Polska Miedz SA	78,735	3,009,138
Kopex SA	55,318	233,582
Kruk SA (I)	928	29,543
LC Corp. SA (I)	368,248	235,693
LPP SA	329	906,013
Lubelski Wegiel Bogdanka SA (L)	35,336	1,340,086
mBank	9,398	1,537,050
MCI Management SA (I)	26,839	86,449
Midas SA (I)	130,454	24,512
Netia SA (L)	393,934	662,055
Neuca SA	1,515	119,182
Orange Polska SA	431,837	1,487,606
Orbis SA	55,058	746,018
Pelion SA	9,437	234,202
Pfleiderer Grajewo SA (I)	6,153	56,880
PGE SA	530,579	3,664,316
Polimex-Mostostal SA (I)(L)	505,319	16,675
Polnord SA (I)	21,527	63,306
Polski Koncern Miesny Duda SA (I)	48,645	12,670
Polski Koncern Naftowy Orlen SA	349,403	4,865,761
Polskie Gornictwo Naftowe i Gazownictwo SA	691,934	1,061,519
Powszechna Kasa Oszczednosci Bank Polski SA	430,696	5,767,165
Powszechny Zaklad Ubezpieczen SA	18,772	2,763,738
PZ Cormay SA (I)(L)	23,416	49,692

30

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Poland (continued)

Rafako SA (I)(L)	15,011	$24,491
Sygnity SA (I)	20,419	111,442
Synthos SA	470,372	683,949
Tauron Polska Energia SA	658,251	1,159,899
Trakcja SA (I)	222,190	79,169
TVN SA	180,328	925,267
Warsaw Stock Exchange	25,983	316,559
Zespol Elektrowni Patnow Adamow Konin SA (I)	1,390	11,022

Russia 2.0%		48,474,455

Gazprom OAO, ADR	1,677,622	13,705,445
Lukoil OAO, ADR	121,282	6,869,540
Magnitogorsk Iron & Steel Works, GDR (I)	108,364	270,685
Mail.ru Group, Ltd., GDR (I)	11,635	396,991
Mechel, ADR (I)(L)	150,712	290,874
MegaFon OAO, GDR (I)	8,115	243,689
MMC Norilsk Nickel OJSC, ADR (I)	90,200	1,732,146
Novolipetsk Steel OJSC, GDR	56,267	773,109
Novorossiysk Commercial Sea Port PJSC, GDR	8,411	44,084
Phosagro OAO, GDR	29,884	348,592
PIK Group, GDR (I)	101,350	264,488
Rosneft OAO, GDR	459,231	2,999,983
Rostelecom OJSC, ADR	23,354	334,837
RusHydro JSC, ADR	397,792	764,154
Sberbank of Russia, ADR	660,665	6,647,243
Severstal OAO, GDR	124,307	1,064,707
Tatneft OAO, ADR	139,173	4,985,560
TMK OAO, GDR	19,336	181,009
Uralkali OJSC, GDR	124,184	2,776,820
VTB Bank OJSC, GDR (I)	1,018,125	2,740,240
X5 Retail Group NV, GDR (I)	51,315	1,040,259

South Africa 8.0%		190,482,613

Adcock Ingram Holdings, Ltd. (L)	172,266	895,395
Adcorp Holdings, Ltd.	83,592	276,564
Advtech, Ltd.	61,218	51,729
Aeci, Ltd.	182,131	1,980,456
African Bank Investments, Ltd. (L)	878,658	697,665
African Oxygen, Ltd.	26,369	53,787
African Rainbow Minerals, Ltd.	79,703	1,402,011
Allied Electronics Corp., Ltd.	87,102	225,071
Anglo American Platinum, Ltd. (I)	32,665	1,394,352
AngloGold Ashanti, Ltd.	39,933	628,545
AngloGold Ashanti, Ltd., ADR (L)	338,968	5,352,305
ArcelorMittal South Africa, Ltd. (I)	240,520	819,306
Argent Industrial, Ltd.	106,615	56,949
Aspen Pharmacare Holdings, Ltd.	89,379	2,308,750
Assore, Ltd.	17,794	572,006
Astral Foods, Ltd.	48,731	536,529
Aveng, Ltd. (I)(L)	614,766	1,373,781
AVI, Ltd.	255,951	1,405,272
Barclays Africa Group, Ltd.	130,595	1,902,621
Barloworld, Ltd.	348,438	3,319,754
Basil Read Holdings, Ltd.	162,259	130,073
Bell Equipment, Ltd.	69,257	104,668
Bidvest Group, Ltd. (L)	160,417	4,461,986
Blue Label Telecoms, Ltd.	174,483	154,031

31

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

South Africa (continued)

Business Connexion Group, Ltd.	125,086	$74,589
Capitec Bank Holdings, Ltd. (L)	20,549	431,199
Cashbuild, Ltd.	18,751	246,699
Caxton & CTP Publishers & Printers, Ltd.	249,440	363,764
City Lodge Hotels, Ltd.	28,557	348,054
Clicks Group, Ltd. (L)	239,011	1,435,217
Consolidated Infrastructure Group, Ltd. (I)	7,683	21,679
Coronation Fund Managers, Ltd.	215,758	2,065,758
DataTec, Ltd.	306,784	1,501,190
Discovery, Ltd.	206,707	1,788,453
Distell Group, Ltd.	8,339	107,238
Distribution and Warehousing Network, Ltd.	10,512	10,462
DRDGOLD, Ltd.	375,211	89,771
EOH Holdings, Ltd.	86,147	686,588
Eqstra Holdings, Ltd.	292,995	201,881
Exxaro Resources, Ltd. (L)	85,849	1,124,524
Famous Brands, Ltd.	34,647	340,092
FirstRand, Ltd.	1,794,737	6,759,492
Gold Fields, Ltd., ADR (L)	750,118	2,655,418
Grindrod, Ltd.	628,659	1,667,136
Group Five, Ltd.	169,328	691,590
Growthpoint Properties, Ltd.	239,399	531,792
Harmony Gold Mining Company, Ltd., ADR	365,804	969,381
Hudaco Industries, Ltd.	19,872	195,288
Hulamin, Ltd. (I)	227,519	168,714
Iliad Africa, Ltd.	234,348	158,455
Illovo Sugar, Ltd.	149,926	432,350
Impala Platinum Holdings, Ltd.	217,128	2,276,029
Imperial Holdings, Ltd.	219,928	4,168,413
Investec, Ltd.	169,681	1,457,326
JD Group, Ltd.	201,462	484,594
JSE, Ltd.	97,796	896,436
KAP Industrial Holdings, Ltd. (I)	90,584	33,805
Kumba Iron Ore, Ltd.	26,457	808,517
Lewis Group, Ltd.	136,085	854,436
Liberty Holdings, Ltd.	129,384	1,583,302
Life Healthcare Group Holdings, Ltd.	469,341	1,843,518
Massmart Holdings, Ltd.	52,970	683,627
Mediclinic International, Ltd.	229,290	1,819,907
Merafe Resources, Ltd. (I)	2,194,710	234,237
Metair Investments, Ltd. (L)	156,701	605,837
MMI Holdings, Ltd.	982,559	2,373,883
Mondi, Ltd.	117,206	2,088,197
Mpact, Ltd.	296,453	766,568
Mr. Price Group, Ltd. (L)	143,623	2,314,411
MTN Group, Ltd. (L)	868,844	18,327,576
Murray & Roberts Holdings, Ltd. (I)	468,406	1,129,576
Mustek, Ltd.	29,272	19,036
Nampak, Ltd.	556,163	1,926,592
Naspers, Ltd.	53,318	5,889,582
Nedbank Group, Ltd.	140,953	2,958,511
Netcare, Ltd.	639,189	1,728,152
Northam Platinum, Ltd. (I)	234,035	941,442
Nu-World Holdings, Ltd.	9,429	17,373
Oceana Group, Ltd.	2,199	18,745
Octodec Investments, Ltd.	344	698
Omnia Holdings, Ltd.	80,853	1,776,773

32

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

South Africa (continued)

Peregrine Holdings, Ltd.	219,538	$409,059
Petmin, Ltd.	283,328	66,841
Pick n Pay Stores, Ltd. (L)	117,559	645,457
Pinnacle Holdings, Ltd. (L)	135,354	149,295
Pioneer Foods, Ltd.	64,921	607,034
PPC, Ltd.	484,540	1,489,808
PSG Group, Ltd.	143,491	1,397,433
Raubex Group, Ltd.	172,178	349,748
Reunert, Ltd. (L)	186,446	1,165,765
Sanlam, Ltd.	1,275,265	7,127,204
Santam, Ltd.	18,401	371,901
Sappi, Ltd. (I)	523,706	1,829,237
Sappi, Ltd., ADR (I)	384,521	1,345,824
Sasol, Ltd.	278,437	15,670,496
Sasol, Ltd., ADR	83,012	4,672,745
Shoprite Holdings, Ltd.	159,096	2,484,057
Sibanye Gold, Ltd., ADR (L)	187,529	1,841,535
Spur Corp., Ltd.	37,151	108,817
Standard Bank Group, Ltd.	670,711	8,983,846
Stefanutti Stocks Holdings, Ltd. (I)	55,487	48,746
Steinhoff International Holdings, Ltd.	1,019,854	5,159,207
Sun International, Ltd.	79,392	795,004
Super Group, Ltd. (I)	525,989	1,461,616
Telkom SA, Ltd. (I)	433,076	1,584,680
The Foschini Group, Ltd. (L)	112,678	1,205,023
The SPAR Group, Ltd.	92,037	1,096,129
Tiger Brands, Ltd.	83,771	2,378,077
Tiger Wheels, Ltd. (I)	14,267	0
Times Media Group, Ltd.	95,372	195,113
Tongaat Hulett, Ltd.	77,546	1,014,538
Trencor, Ltd.	208,864	1,520,354
Truworths International, Ltd. (L)	319,742	2,390,044
Tsogo Sun Holdings, Ltd.	95,748	261,371
Value Group, Ltd.	263,348	141,892
Vodacom Group, Ltd. (L)	113,623	1,378,546
Wilson Bayly Holmes-Ovcon, Ltd.	58,620	742,393
Woolworths Holdings, Ltd.	424,063	3,004,453
Zeder Investments, Ltd.	451,653	191,846

South Korea 14.9%		356,019,063

Able C&C Company, Ltd.	2,430	50,790
Actoz Soft Company, Ltd. (I)(L)	4,148	114,630
Advanced Process Systems Corp. (I)(L)	14,541	123,564
Aekyung Petrochemical Company, Ltd. (L)	1,668	121,815
AfreecaTV Company, Ltd. (L)	3,981	100,450
Agabang&Company (L)	20,301	92,110
Ahnlab, Inc.	366	17,630
AK Holdings, Inc.	2,965	207,442
Amorepacific Corp.	1,533	2,177,546
AMOREPACIFIC Group	1,483	997,068
Anapass, Inc. (L)	7,670	79,143
Asia Cement Company, Ltd. (L)	2,357	247,360
ASIA Holdings Company, Ltd.	1,032	157,802
Asia Paper Manufacturing Company, Ltd.	2,000	39,035
Asiana Airlines, Inc. (I)	84,180	399,627
AtlasBX Company, Ltd.	4,784	197,451
AUK Corp. (I)	34,850	72,911

33

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

South Korea (continued)

Autech Corp. (L)	9,157	$59,823
Avaco Company, Ltd. (I)(L)	3,479	18,341
Baiksan Company, Ltd. (L)	10,760	61,055
BH Company, Ltd. (I)(L)	6,521	52,872
BHI Company, Ltd. (L)	1,880	29,507
Binggrae Company, Ltd.	3,758	309,835
Bioland, Ltd.	4,037	60,244
Biospace Company, Ltd. (L)	6,971	102,748
Boryung Medience Company, Ltd. (I)(L)	5,135	28,369
Boryung Pharmaceutical Company, Ltd.	3,420	159,754
Bosung Power Technology Company, Ltd. (I)(L)	11,061	19,900
BS Financial Group, Inc.	163,110	2,489,042
Bukwang Pharmaceutical Company, Ltd.	14,950	211,223
CammSys Corp. (L)	17,736	48,962
Capro Corp. (L)	19,020	81,620
Celltrion Pharm, Inc. (I)(L)	11,319	126,049
Celltrion, Inc. (L)	16,816	803,158
Chabio Company, Ltd. (I)(L)	21,279	337,894
Charm Engineering Company, Ltd. (I)	19,130	38,217
Cheil Industries, Inc.	29,165	1,901,595
Cheil Worldwide, Inc. (I)	48,550	1,121,842
Chemtronics Company, Ltd. (L)	3,919	48,133
Chin Hung International, Inc. (I)(L)	22,036	33,100
Chong Kun Dang Pharm Corp.	2,433	111,137
Chong Kun Dang Pharmaceutical Corp.	6,290	432,100
Chosun Refractories Company, Ltd.	1,489	145,226
CJ CGV Company, Ltd.	7,190	326,759
CJ CheilJedang Corp.	6,902	2,234,270
CJ Corp.	12,535	1,752,834
CJ E&M Corp. (I)	11,897	504,214
CJ Korea Express Company, Ltd. (I)	5,061	563,666
CJ O Shopping Company, Ltd.	222	78,616
CJ Seafood Corp. (I)(L)	15,980	39,952
Com2uS Corp. (I)(L)	3,497	153,546
Cosmax BTI, Inc.	2,399	114,564
Cosmax, Inc. (I)	4,700	378,690
CosmoAM&T Company, Ltd. (I)	6,266	38,808
Cosmochemical Company, Ltd. (I)(L)	3,900	25,685
Coway Company, Ltd.	26,831	2,257,660
Credu Corp.	751	53,022
Crown Confectionery Company, Ltd.	442	115,673
D.ID Corp. (L)	9,191	28,779
Dae Dong Industrial Company, Ltd.	16,750	152,664
Dae Han Flour Mills Company, Ltd.	1,190	180,828
Dae Won Kang Up Company, Ltd.	30,329	199,254
Dae-Il Corp. (L)	20,210	99,583
Daea TI Company, Ltd. (I)(L)	63,278	104,286
Daechang Company, Ltd. (L)	105,580	96,229
Daeduck Electronics Company	45,240	324,984
Daeduck GDS Company, Ltd.	18,850	270,284
Daegu Department Store	7,610	173,961
Daehan Steel Company, Ltd. (L)	20,010	127,620
Daehwa Pharmaceutical Company, Ltd.	5,629	38,597
Daekyo Company, Ltd.	33,460	214,499
Daekyung Machinery & Engineering Company, Ltd. (I)	29,000	54,184
Daelim Industrial Company, Ltd.	28,009	2,218,626
Daesang Corp.	14,640	679,385

34

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

South Korea (continued)

Daesang Holdings Company, Ltd.	19,170	$347,245
Daesung Holdings Company, Ltd.	6,326	68,271
Daesung Industrial Company, Ltd. (I)	1,455	6,423
Daewon Pharmaceutical Company, Ltd.	9,464	103,113
Daewon San Up Company, Ltd.	253	2,521
Daewoo Engineering & Construction Company, Ltd. (I)(L)	102,190	837,356
Daewoo International Corp.	24,710	781,683
Daewoo Securities Company, Ltd.	146,352	1,248,704
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	64,655	1,706,700
Daewoong Pharmaceutical Company, Ltd.	2,863	164,821
Daishin Securities Company, Ltd.	45,940	411,081
Daou Data Corp.	5,479	30,113
Daou Technology, Inc.	32,570	393,263
Dasan Networks, Inc. (I)	10,023	61,800
Daum Communications Corp.	6,695	642,779
Dayou Automotive Seat Technology Company, Ltd. (L)	31,947	49,840
DCM Corp.	5,310	57,266
Deutsch Motors, Inc. (I)(L)	4,973	21,706
DGB Financial Group, Inc.	164,870	2,524,924
Digital Chosun Company, Ltd.	10,179	21,961
Digital Power Communications Company, Ltd.	14,000	40,039
DIO Corp. (I)(L)	8,354	61,913
Dong Ah Tire & Rubber Company, Ltd.	11,060	225,581
Dong Yang Gang Chul Company, Ltd. (I)	11,100	29,017
Dong-A Pharmaceutical Company, Ltd.	1,196	147,204
Dong-Ah Geological Engineering Company, Ltd.	2,970	24,249
Dong-Il Corp.	2,233	161,857
Dongaone Company, Ltd.	9,970	29,376
Dongbang Transport Logistics Company, Ltd.	9,310	20,477
Dongbu CNI Company, Ltd.	770	3,112
Dongbu Corp. (I)(L)	16,730	33,393
Dongbu HiTek Company, Ltd. (I)	31,340	190,077
Dongbu Insurance Company, Ltd.	29,694	1,681,793
Dongbu Securities Company, Ltd.	37,619	129,557
Dongbu Steel Company, Ltd. (I)(L)	41,073	118,837
Dongil Industries Company, Ltd.	1,652	83,751
Dongjin Semichem Company, Ltd. (L)	20,619	71,860
Dongkook Industrial Company, Ltd. (I)	5,390	16,557
Dongkook Pharmaceutical Company, Ltd.	1,089	30,817
Dongkuk Steel Mill Company, Ltd. (L)	47,110	386,833
Dongkuk Structures & Construction Company, Ltd. (L)	17,849	85,258
Dongsung Chemical Company, Ltd. (L)	1,620	28,026
Dongsung Holdings Company, Ltd.	13,020	86,977
Dongsung Pharmaceutical Company, Ltd. (L)	8,820	33,778
Dongwha Pharmaceutical Company, Ltd.	28,590	162,113
Dongwon F&B Company, Ltd.	1,238	244,455
Dongwon Industries Company, Ltd.	816	247,559
Dongyang Mechatronics Corp.	18,470	185,913
Doosan Corp.	6,710	839,841
Doosan Engineering & Construction Company, Ltd. (I)(L)	3,741	51,648
Doosan Heavy Industries and Construction Company, Ltd.	34,055	1,122,468
Doosan Infracore Company, Ltd. (I)	81,890	985,655
Dragonfly GF Company, Ltd.	4,732	24,102
DRB Holding Company, Ltd.	8,273	114,546
Duksan Hi-Metal Company, Ltd. (I)	7,115	115,341
DuzonBlzon Company, Ltd. (L)	11,570	118,788
e-LITECOM Company, Ltd.	3,832	66,604

35

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

South Korea (continued)

E-Mart Company, Ltd.	13,549	$3,112,710
E1 Corp.	2,450	168,402
Easy Bio, Inc. (L)	23,788	151,983
Ecopro Company, Ltd. (I)	6,273	52,159
ELK Corp. (I)(L)	7,328	37,910
ENF Technology Company, Ltd.	2,939	24,834
Eo Technics Company, Ltd.	2,560	173,322
Estechpharma Company, Ltd. (L)	3,845	29,462
Eugene Investment & Securities Company, Ltd. (I)	69,792	169,252
Eugene Technology Company, Ltd.	8,658	188,250
Fila Korea, Ltd.	5,725	500,297
Finetex EnE, Inc. (I)(L)	14,450	34,352
Firstec Company, Ltd. (L)	25,320	52,259
Flexcom, Inc. (I)(L)	6,630	48,149
Fursys, Inc.	2,060	64,545
Gamevil, Inc. (I)(L)	2,102	136,717
Gaon Cable Company, Ltd.	2,496	78,093
Genic Company, Ltd. (I)	2,322	40,240
GIIR, Inc.	3,590	28,005
Global & Yuasa Battery Company, Ltd.	6,600	303,067
GNCO Company, Ltd. (I)(L)	22,159	31,247
Golfzon Company, Ltd. (L)	8,283	162,316
Grand Korea Leisure Company, Ltd.	14,220	574,428
Green Cross Corp.	2,817	339,751
Green Cross Holdings Corp.	16,810	278,571
GS Engineering & Construction Corp. (L)	33,296	1,084,374
GS Global Corp.	12,780	117,603
GS Holdings Corp.	52,237	2,223,051
GS Home Shopping, Inc.	133	31,442
Gwangju Shinsegae Company, Ltd.	916	218,832
Halla Engineering & Construction Corp. (L)	18,491	116,474
Halla Visteon Climate Control Corp. (L)	19,860	924,751
Han Kuk Carbon Company, Ltd.	28,000	217,766
Hana Financial Group, Inc.	195,214	7,101,410
Hana Micron, Inc. (I)(L)	4,437	27,825
Handok, Inc.	171	4,209
Handsome Company, Ltd.	13,708	359,780
Hanil Cement Company, Ltd.	3,724	412,737
Hanil E-Wha Company, Ltd.	17,760	385,334
Hanjin Heavy Industries & Construction Company, Ltd. (I)(L)	57,187	632,076
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (L)	17,990	189,854
Hanjin Kal Corp. (I)	9,646	238,266
Hanjin P&C Company, Ltd. (I)(L)	14,656	16,874
Hanjin Shipping Company, Ltd. (I)(L)	80,894	479,310
Hanjin Transportation Company, Ltd.	12,430	420,086
Hankook Shell Oil Company, Ltd.	475	213,441
Hankook Tire Company, Ltd.	26,650	1,582,514
Hankook Tire Worldwide Company, Ltd.	8,249	189,060
Hankuk Glass Industries, Inc. (I)	1,820	41,384
Hankuk Paper Manufacturing Company, Ltd.	5,180	132,136
Hanmi Pharm Company, Ltd. (I)(L)	3,815	389,260
Hanmi Science Company, Ltd. (I)	14,242	240,230
Hanmi Semiconductor Company, Ltd.	4,310	61,974
Hansae Yes24 Holdings Company, Ltd.	10,079	82,232
Hanshin Construction Company, Ltd.	1,870	26,988
Hansol Chemical Company, Ltd.	7,900	216,913
Hansol CSN	62,840	176,394

36

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

South Korea (continued)

Hansol HomeDeco Company, Ltd. (I)(L)	52,659	$127,156
Hansol Paper Company, Ltd.	41,000	468,780
Hansol Technics Company, Inc. (I)	10,415	218,543
Hanssem Company, Ltd.	5,740	498,882
Hanwha Chemical Corp.	87,790	1,622,018
Hanwha Corp.	12,280	326,652
Hanwha General Insurance Company, Ltd. (I)	7,399	36,582
Hanwha Investment & Securities Company, Ltd. (I)	68,711	240,727
Hanwha Life Insurance Company, Ltd.	113,900	724,271
Hanwha Timeworld Company, Ltd.	2,310	72,515
Hanyang Securities Company, Ltd.	12,290	83,654
Heung-A Shipping Company, Ltd. (L)	59,339	74,530
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	13,316
High Tech Pharm Company, Ltd.	3,915	54,209
Hite Jinro Company, Ltd. (L)	23,390	495,794
Hitejinro Holdings Company, Ltd.	12,240	154,353
HMC Investment Securities Company, Ltd.	21,160	214,080
Hotel Shilla Company, Ltd.	17,510	1,589,985
HS R&A Company, Ltd. (L)	5,860	186,442
Huchems Fine Chemical Corp.	13,690	321,130
Huons Company, Ltd. (L)	2,375	103,394
Husteel Company, Ltd.	6,520	132,029
Huvis Corp.	4,650	52,708
Huvitz Company, Ltd. (L)	3,134	37,119
Hwa Shin Company, Ltd.	12,020	147,586
Hwacheon Machine Tool Company, Ltd.	730	41,313
Hy-Lok Corp.	6,115	183,587
Hyosung Corp.	26,891	1,803,280
Hyundai BNG Steel Company, Ltd. (I)	8,640	190,343
Hyundai Corp.	9,340	272,840
Hyundai Department Store Company, Ltd.	11,251	1,457,447
Hyundai Development Company	69,255	1,944,430
Hyundai Elevator Company, Ltd. (I)	7,613	263,307
Hyundai Engineering & Construction Company, Ltd.	37,895	1,986,499
Hyundai Engineering Plastics Company, Ltd. (L)	14,370	114,041
Hyundai Glovis Company, Ltd.	4,561	1,179,315
Hyundai Greenfood Company, Ltd.	28,150	465,329
Hyundai Heavy Industries Company, Ltd.	11,976	2,176,630
Hyundai Home Shopping Network Corp.	3,804	568,901
Hyundai Hy Communications & Networks Company, Ltd.	10,680	47,776
Hyundai Marine & Fire Insurance Company, Ltd.	43,880	1,246,317
Hyundai Mipo Dockyard	7,108	1,127,965
Hyundai Mobis	19,412	5,487,994
Hyundai Motor Company	56,440	12,445,967
Hyundai Securities Company, Ltd.	135,477	814,929
Hyundai Steel Company	27,556	1,862,063
Hyundai Wia Corp.	6,316	1,116,288
Hyunjin Materials Company, Ltd.	1,859	9,867
HyVision System, Inc.	3,254	25,954
ICD Company, Ltd. (I)	5,517	50,953
IHQ, Inc. (I)(L)	14,690	42,450
Il Dong Pharmaceutical Company, Ltd. (L)	15,060	204,780
Iljin Electric Company, Ltd.	23,940	202,892
Iljin Materials Company, Ltd. (I)	280	2,835
Ilshin Spinning Company, Ltd. (L)	1,370	183,191
Ilsung Pharmaceutical Company, Ltd.	1,664	130,601
IM Company, Ltd.	6,464	25,317

37

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

South Korea (continued)

iMarketKorea, Inc. (L)	8,940	$306,179
Industrial Bank of Korea	65,670	902,777
Infopia Company, Ltd. (I)(L)	5,359	66,850
Infraware, Inc. (I)(L)	11,671	72,543
InkTec Company, Ltd. (I)(L)	3,756	82,117
Innochips Technology, Inc.	4,000	48,101
InnoWireless, Inc.	2,748	35,850
Innox Corp. (I)	6,037	114,169
Interflex Company, Ltd. (I)(L)	4,480	59,842
Interojo Company, Ltd.	2,789	58,699
Interpark Corp.	23,554	264,949
INTOPS Company, Ltd.	4,143	77,302
Inzi Controls Company, Ltd.	9,850	54,151
IS Dongseo Company, Ltd. (I)	9,585	225,604
ISU Chemical Company, Ltd. (L)	13,580	178,035
IsuPetasys Company, Ltd. (L)	32,560	138,022
Jahwa Electronics Company, Ltd.	7,650	110,866
JB Financial Group Company, Ltd.	99,325	727,257
Jcontentree Corp. (I)	3,260	12,391
Jeil Pharmaceutical Company	10,190	241,431
Jeil Savings Bank (I)	1,850	54
Jinsung T.E.C. (L)	7,934	54,174
JNK Heaters Company, Ltd.	2,531	17,471
Joymax Company, Ltd. (I)	2,441	88,700
JVM Company, Ltd. (I)	1,952	111,519
JW Holdings Company, Ltd.	17,650	49,374
JW Pharmaceutical Corp.	14,018	245,567
Kangwon Land, Inc.	31,400	938,326
KB Capital Company, Ltd.	12,823	263,978
KB Financial Group, Inc., ADR (L)	170,990	5,817,080
KC Cottrell Company, Ltd.	4,309	30,036
KC Green Holdings Company, Ltd. (L)	2,730	19,225
KC Tech Company, Ltd.	20,266	157,827
KCC Corp.	2,643	1,519,392
KCP Company, Ltd.	4,878	52,939
Keangnam Enterprises, Ltd. (I)	16,288	46,967
KEC Corp. (I)	4,795	4,090
KEPCO Engineering & Construction Company, Inc. (L)	4,570	232,362
KEPCO Plant Service & Engineering Company, Ltd.	6,310	401,861
Keyang Electric Machinery Company, Ltd. (L)	34,010	128,136
KG Chemical Corp.	8,530	148,186
Kginicis Company, Ltd. (L)	5,610	79,625
KGMobilians Company, Ltd. (L)	6,784	103,728
KH Vatec Company, Ltd. (L)	7,203	114,956
Kia Motors Corp.	124,957	7,216,431
KISCO Corp.	6,646	176,366
KISCO Holdings Company, Ltd.	1,771	81,251
Kishin Corp.	12,176	93,653
KISWIRE, Ltd.	5,362	189,942
KIWOOM Securities Company, Ltd.	8,385	340,679
KJB Financial Group Company, Ltd. (I)	8,498	94,959
KMH Company, Ltd. (I)	6,513	52,647
KMW Company, Ltd. (I)	1,484	24,504
KNB Financial Group Company, Ltd. (I)	12,987	176,945
Koentec Company, Ltd. (L)	42,375	105,016
Koh Young Technology, Inc. (L)	7,437	173,624
Kolao Holdings (L)	5,208	129,214

38

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

South Korea (continued)

Kolon Corp.	7,040	$154,464
Kolon Global Corp. (I)	6,752	79,527
Kolon Industries, Inc.	13,157	896,680
Kolon Life Science, Inc. (L)	1,591	83,092
KONA I Company, Ltd. (L)	4,877	179,264
Kook Je Electric Korea Company, Ltd.	2,137	35,716
Korea Aerospace Industries, Ltd.	4,870	152,529
Korea Airport Service Company, Ltd.	2,230	59,267
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	26,512
Korea Circuit Company, Ltd. (L)	13,150	124,140
Korea District Heating Corp.	2,085	136,192
Korea Electric Power Corp.	56,480	2,167,671
Korea Electric Power Corp., ADR (L)	49,816	958,460
Korea Electric Terminal Company, Ltd.	5,890	247,846
Korea Flange Company, Ltd.	5,690	79,293
Korea Gas Corp.	13,182	755,320
Korea Info & Comm (I)	7,378	43,611
Korea Investment Holdings Company, Ltd.	48,107	1,828,110
Korea Kolmar Company, Ltd. (L)	8,815	349,747
Korea Kolmar Holdings Company, Ltd. (L)	5,094	108,506
Korea United Pharm, Inc.	4,151	44,632
Korea Zinc Company, Ltd.	4,165	1,515,646
Korean Air Lines Company, Ltd. (I)	19,963	653,522
Korean Petrochemical Industrial Company, Ltd.	2,717	177,494
Korean Reinsurance Company, Ltd.	66,077	647,913
Kortek Corp. (L)	7,186	93,431
KPF	5,296	28,505
KPX Chemical Company, Ltd.	2,439	149,319
KSCB Company, Ltd. (I)	1,889	7,021
KT Corp.	12,380	368,292
KT Hitel Company, Ltd. (I)	1,181	8,795
KT Skylife Company, Ltd.	7,360	165,776
KT&G Corp.	36,527	2,974,544
KTB Investment & Securities Company, Ltd. (I)	50,240	110,599
Kukdo Chemical Company, Ltd.	3,388	194,069
Kumho Electric Company, Ltd.	5,450	113,206
Kumho Investment Bank (I)(L)	51,680	24,343
Kumho Petrochemical Company, Ltd. (L)	7,468	595,477
Kumho Tire Company, Inc. (I)(L)	40,650	482,868
Kunsul Chemical Industrial Company, Ltd.	3,660	163,399
Kwang Dong Pharmaceutical Company, Ltd.	41,850	433,121
Kwang Myung Electric Engineering Company, Ltd. (I)(L)	35,220	76,765
Kyeryong Construction Industrial Company, Ltd. (I)	4,430	54,375
Kyobo Securities Company	22,328	146,428
Kyung Dong Navien Company, Ltd.	4,350	98,183
Kyung-In Synthetic Corp.	20,270	110,389
Kyungbang, Ltd.	1,250	148,362
Kyungchang Industrial Company, Ltd.	2,641	33,558
KyungDong City Gas Comopany, Ltd.	1,574	183,210
L&F Company, Ltd.	6,143	35,949
LB Semicon, Inc. (I)(L)	25,490	45,543
LEENO Industrial, Inc.	5,777	158,194
LF Corp.	15,580	417,132
LG Chem, Ltd.	16,730	4,273,971
LG Corp.	51,302	3,057,257
LG Display Company, Ltd., ADR (I)(L)	370,028	4,891,770
LG Electronics, Inc.	80,880	5,787,967

39

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

South Korea (continued)

LG Hausys, Ltd.	4,138	$777,229
LG Household & Health Care, Ltd.	3,020	1,511,768
LG Innotek Company, Ltd. (I)(L)	8,542	1,069,629
LG International Corp.	27,429	734,023
LG Life Sciences, Ltd. (I)(L)	7,060	233,843
LG Uplus Corp.	160,590	1,511,532
LIG Insurance Company, Ltd.	32,910	915,559
Livart Furniture Company, Ltd.	4,180	109,017
LMS Company, Ltd. (L)	2,588	55,871
Lock & Lock Company, Ltd. (L)	12,480	161,134
Lotte Chemical Corp.	11,475	1,815,770
Lotte Chilsung Beverage Company, Ltd.	748	1,165,757
Lotte Confectionery Company, Ltd.	924	1,595,335
LOTTE Himart Company, Ltd.	5,289	349,606
Lotte Non-Life Insurance Company, Ltd. (I)	16,170	64,520
Lotte Samkang Company, Ltd.	503	375,679
Lotte Shopping Company, Ltd.	5,797	1,694,832
LS Cable, Ltd.	15,170	1,070,154
LS Industrial Systems Company, Ltd.	8,404	532,166
Lumens Company, Ltd. (I)	20,550	238,250
Macquarie Korea Infrastructure Fund	223,060	1,393,094
Macrogen, Inc. (I)	2,975	124,853
Maeil Dairy Industry Company, Ltd.	3,530	114,835
Mando Corp. (L)	7,068	773,702
Medy-Tox, Inc.	2,559	331,753
MegaStudy Company, Ltd.	2,670	174,980
Melfas, Inc. (L)	9,992	69,428
Meritz Fire & Marine Insurance Company, Ltd.	40,800	510,273
Meritz Securities Company, Ltd.	197,383	445,802
Mi Chang Oil Industrial Company, Ltd.	724	51,124
Mirae Asset Securities Company, Ltd.	11,630	486,432
Miwon Specialty Chemical Company, Ltd. (I)	136	42,331
MK Electron Company, Ltd. (L)	17,922	107,176
MNTech Company, Ltd. (L)	14,020	77,636
Modetour Network, Inc.	5,693	114,533
Moorim P&P Company, Ltd.	28,480	122,939
Moorim Paper Company, Ltd.	36,840	89,140
Motonic Corp.	16,365	183,091
Namhae Chemical Corp. (L)	22,270	220,502
Namyang Dairy Products Company, Ltd.	586	533,747
NAVER Corp.	6,551	4,879,667
NCSoft Corp. (L)	7,423	1,228,610
Neowiz Games Corp. (I)	12,997	193,918
NEOWIZ HOLDINGS Corp. (I)	3,728	48,494
NEPES Corp. (L)	10,150	87,001
Nexen Corp.	4,810	398,125
Nexen Tire Corp.	21,640	324,107
Nexon GT Company, Ltd. (I)	10,825	83,185
NH Investment & Securities Company, Ltd. (L)	37,537	210,899
NHN Entertainment Corp. (I)(L)	4,774	347,315
NICE Holdings Company, Ltd.	2,970	38,169
NICE Information Service Company, Ltd.	3,770	12,050
NK Company, Ltd.	16,960	76,822
Nong Shim Holdings Company, Ltd.	2,723	307,266
NongShim Company, Ltd.	3,604	1,097,925
OCI Company, Ltd.	4,063	698,518
OCI Materials Company, Ltd. (L)	5,799	206,594

40

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

South Korea (continued)

OPTRON-TEC, Inc. (I)(L)	8,001	$49,326
Orion Corp. (L)	1,706	1,403,875
OSANGJAIEL Company, Ltd. (I)	4,672	49,980
Osstem Implant Compnay, Ltd. (I)	9,092	235,740
Ottogi Corp.	993	431,236
Pan Ocean Company, Ltd. (I)(L)	7,701	23,860
PaperCorea, Inc. (I)(L)	99,660	64,989
Partron Company, Ltd. (L)	21,886	260,593
Pharmicell Company, Ltd. (I)(L)	33,697	116,377
Poonglim Industrial Company, Ltd. (I)	276	595
Poongsan Corp.	22,689	606,259
Poongsan Holdings Corp.	4,780	157,102
POSCO	12,079	3,424,327
POSCO Chemtech Company, Ltd.	1,403	210,357
POSCO Coated & Color Steel Company, Ltd. (I)	2,860	47,277
Posco ICT Company, Ltd. (L)	27,515	222,130
Posco M-Tech Company, Ltd. (L)	11,680	47,230
POSCO, ADR (L)	34,509	2,442,892
Power Logics Company, Ltd. (I)(L)	15,589	62,389
PSK, Inc.	2,173	28,923
Pulmuone Company, Ltd. (L)	1,122	126,158
Pyeong Hwa Automotive Company, Ltd.	10,765	210,377
RFsemi Technologies, Inc.	2,994	25,950
S&T Corp.	1,630	26,376
S&T Dynamics Company, Ltd.	29,369	314,303
S&T Holdings Company, Ltd.	10,110	155,246
S&T Motiv Company, Ltd.	8,720	245,973
S-Energy Company, Ltd. (L)	5,134	52,723
S-MAC Company, Ltd. (L)	11,231	70,586
S-Oil Corp.	22,187	1,199,413
S1 Corp.	9,097	709,701
Saeron Automotive Corp.	5,190	55,224
Sajo Industries Company, Ltd. (I)	1,299	43,771
Sam Young Electronics Company, Ltd.	16,140	182,808
Sam Yung Trading Company, Ltd.	11,085	210,521
Samchully Company, Ltd.	1,909	279,131
Samick Musical Instruments Company, Ltd. (L)	59,990	224,693
Samick THK Company, Ltd.	8,300	65,046
Samjin Pharmaceutical Company, Ltd.	5,770	108,788
SamkwangGlass Company, Ltd.	2,292	102,224
Samlip General Foods Company, Ltd.	1,348	132,153
Samsung C&T Corp.	32,916	2,359,363
Samsung Electro-Mechanics Company, Ltd.	31,969	1,974,567
Samsung Electronics Company, Ltd.	45,946	65,085,855
Samsung Electronics Company, Ltd., GDR	2,125	1,512,866
Samsung Engineering Company, Ltd.	6,378	510,682
Samsung Fine Chemicals Company, Ltd. (L)	15,753	601,691
Samsung Fire & Marine Insurance Company, Ltd.	20,662	5,269,759
Samsung Heavy Industries Company, Ltd.	74,380	2,057,300
Samsung Life Insurance Company, Ltd.	28,363	2,779,922
Samsung SDI Company, Ltd.	12,734	1,896,229
Samsung Securities Company, Ltd.	45,200	1,822,359
Samsung Techwin Company, Ltd.	16,646	934,488
Samyang Foods Company, Ltd.	2,320	66,852
Samyang Genex Company, Ltd.	1,074	129,052
Samyang Holdings Corp.	4,625	328,501
Samyang Tongsang Company, Ltd.	690	23,484

41

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

South Korea (continued)

Samyoung Chemical Company, Ltd.	21,460	$47,280
Sangbo Corp. (L)	6,869	75,585
SAVEZONE I&C Corp.	16,880	109,252
SBS Contents Hub Company, Ltd.	3,027	58,305
SBS Media Holdings Company, Ltd.	47,640	186,322
SBW (I)(L)	30,360	22,022
SeAH Besteel Corp.	13,850	383,924
SeAH Holdings Corp.	1,272	136,118
SeAH Steel Corp.	2,658	336,165
Sebang Company, Ltd.	13,150	245,037
Seegene, Inc. (I)(L)	4,041	223,437
Sejong Industrial Company, Ltd.	8,680	141,913
Seobu T&D (I)(L)	4,423	79,661
Seohee Construction Company, Ltd. (I)(L)	78,403	47,073
Seoul Semiconductor Company, Ltd.	5,161	195,739
SeowonIntech Company, Ltd.	1,004	13,807
Sewon Cellontech Company, Ltd. (I)(L)	18,530	59,970
Sewoonmedical Company, Ltd. (L)	13,302	80,269
SFA Engineering Corp.	1,940	79,043
SG Corp. (I)(L)	48,000	28,560
SH Energy Chemical Company, Ltd. (L)	84,833	66,374
Shin Poong Pharmaceutical Company, Ltd.	21,776	94,162
Shine Company, Ltd. (I)	4,423	43,829
Shinhan Financial Group Company, Ltd., ADR (L)	239,279	10,497,170
Shinhan Financial Group Company, Ltd.	12,660	553,462
Shinil Industrial Company, Ltd. (I)(L)	8,380	20,948
Shinsegae Company, Ltd.	4,746	972,447
Shinsegae Information & Communication Company, Ltd.	668	49,985
Shinsegae International Company, Ltd. (L)	1,183	92,873
Shinsung Solar Energy Company, Ltd. (I)(L)	62,690	95,456
Shinwon Corp. (I)(L)	43,430	77,336
Shinyoung Securities Company, Ltd.	6,720	283,943
Signetics Corp. (I)(L)	18,318	31,558
Sigong Tech Company, Ltd. (L)	10,503	33,820
Silicon Works Company, Ltd.	7,788	196,507
Silla Company, Ltd.	8,067	199,583
Simm Tech Company, Ltd. (L)	26,297	172,339
SIMPAC, Inc.	11,000	77,195
Sindoh Company, Ltd.	3,916	260,027
SJM Company, Ltd.	6,871	59,623
SK Broadband Company, Ltd. (I)	92,725	333,098
SK C&C Company, Ltd.	7,126	1,157,182
SK Chemicals Company, Ltd.	12,447	736,816
SK Communications Company, Ltd. (I)(L)	15,923	124,132
SK Gas Company, Ltd.	4,584	443,438
SK Holdings Company, Ltd.	23,306	4,209,831
SK Hynix, Inc. (I)	135,320	5,868,670
SK Innovation Company, Ltd.	23,025	2,407,862
SK Networks Company, Ltd.	155,810	1,451,092
SK Securities Company, Ltd. (I)	230,570	163,166
SK Telecom Company, Ltd.	3,258	700,299
SKC Company, Ltd. (L)	17,430	549,454
SL Corp.	10,350	198,119
SM Entertainment Company (I)	6,552	282,503
Solco Biomedical Company, Ltd. (I)(L)	27,413	15,383
Songwon Industrial Company, Ltd. (L)	11,060	95,322
Sonokong Company, Ltd. (I)	2,673	6,075

42

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

South Korea (continued)

Soulbrain Company, Ltd.	729	$25,055
Ssangyong Cement Industrial Company, Ltd. (I)	21,840	214,256
STX Engine Company, Ltd. (I)(L)	13,540	46,584
Suheung Capsule Company, Ltd. (L)	6,030	260,849
Sung Kwang Bend Company, Ltd.	9,089	185,307
Sungchang Enterprise Holdings, Ltd. (I)	2,240	49,145
Sungshin Cement Company, Ltd. (I)	5,760	61,648
Sungwoo Hitech Company, Ltd.	16,603	238,063
Sunjin Company, Ltd.	4,995	175,518
Suprema, Inc. (I)(L)	6,488	143,353
Synopex, Inc. (I)(L)	44,976	74,218
Tae Kyung Industrial Company, Ltd.	14,930	82,970
Taekwang Industrial Company, Ltd.	529	662,745
Taewoong Company, Ltd. (I)	636	13,742
Taeyoung Engineering & Construction Company, Ltd.	46,820	284,839
Tailim Packaging Industrial Company, Ltd.	24,670	50,861
The Basic House Company, Ltd.	5,150	109,622
The Willbes & Company (I)	41,740	52,389
TK Chemical Corp. (I)(L)	18,057	43,748
Tongyang Life Insurance	30,990	305,473
TONGYANG Securities, Inc. (L)	82,290	184,066
Top Engineering Company, Ltd. (I)	300	1,238
Toptec Company, Ltd.	3,318	37,477
Tovis Company, Ltd.	6,441	57,317
TS Corp.	4,922	155,414
Uangel Corp.	4,790	17,430
Ubivelox, Inc. (I)	1,773	23,578
UI Display Company, Ltd.	5,128	43,798
Uju Electronics Company, Ltd.	5,317	70,453
Unid Company, Ltd.	3,957	248,445
Union Steel	4,420	60,466
Unison Company, Ltd. (I)(L)	13,882	24,632
Value Added Technologies Company, Ltd.	1,141	21,031
Vieworks Company, Ltd. (L)	4,427	123,522
Visang Education, Inc.	3,857	34,147
Webzen, Inc. (I)(L)	3,503	18,816
Wiscom Company, Ltd.	3,680	19,122
WiSoL Company, Ltd. (I)(L)	5,152	53,385
Wonik IPS Company, Ltd. (I)	319	3,635
Woongjin Chemical Company, Ltd. (I)	15,596	215,144
Woongjin Energy Company, Ltd. (I)(L)	41,980	110,700
Woongjin Holdings Company, Ltd. (I)(L)	6,630	16,908
Woongjin Thinkbig Company, Ltd. (I)(L)	16,780	130,511
Wooree ETI Company, Ltd.	6,680	16,497
Woori Finance Holdings Company, Ltd.	111,995	1,319,596
Woori Investment & Securities Company, Ltd.	148,549	1,258,322
WooSung Feed Company, Ltd.	5,600	17,342
Y G-1 Company, Ltd. (L)	10,640	116,506
YESCO Company, Ltd.	1,480	54,830
YG Entertainment, Inc. (L)	3,936	171,942
Yoosung Enterprise Company, Ltd. (L)	10,176	52,254
Youlchon Chemical Company, Ltd.	12,530	151,246
Young Poong Corp.	471	576,209
Youngone Corp.	15,714	697,147
Youngone Holdings Company, Ltd.	4,709	359,962
Yuhan Corp.	5,221	904,099
YuHwa Securities Company, Ltd.	3,240	39,841

43

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

South Korea (continued)

Yungjin Pharmaceutical Company, Ltd. (I)(L)	46,320	$81,335

South Korea 0.0%		110,173

Woori Finance Holdings Company, Ltd., ADR (I)	3,163	110,173

Spain 0.0%		544,843

Cemex Latam Holdings SA (I)	59,297	544,843

Taiwan 15.1%		361,173,956

A-DATA Technology Company, Ltd.	170,000	437,850
Ability Enterprise Company, Ltd.	129,000	90,427
AcBel Polytech, Inc.	356,000	454,107
Accton Technology Corp.	662,796	426,876
Ace Pillar Company, Ltd.	44,147	35,799
Acer, Inc. (I)	2,285,000	1,487,419
Aces Electronic Company, Ltd.	3,000	3,988
ACHEM Technology Corp.	244,447	174,181
Acter Company, Ltd.	30,000	104,513
Action Electronics Company, Ltd. (I)	439,640	89,297
Actron Technology Corp.	34,300	154,645
Adlink Technology, Inc.	73,830	141,861
Advanced Ceramic X Corp.	37,000	183,262
Advanced International Multitech Company, Ltd.	108,000	107,172
Advanced Semiconductor Engineering, Inc.	2,392,532	3,040,847
Advanced Semiconductor Engineering, Inc., ADR (L)	246,003	1,584,259
Advancetek Enterprise Company, Ltd.	111,440	132,095
Advantech Company, Ltd.	106,300	787,836
AGV Products Corp. (I)	545,829	162,248
Aimcore Technology Company, Ltd.	30,969	30,575
Alcor Micro Corp.	85,000	110,036
ALI Corp.	234,000	254,061
Allis Electric Company, Ltd.	154,000	48,982
Alpha Networks, Inc.	440,000	338,502
Altek Corp.	360,702	386,176
AMPOC Far-East Company, Ltd.	132,000	126,016
AmTRAN Technology Company, Ltd.	1,105,775	797,355
Anpec Electronics Corp. (I)	145,000	134,373
Apacer Technology, Inc.	67,188	80,486
APCB, Inc.	143,000	109,775
Apex Biotechnology Corp.	84,060	177,012
Apex International Company, Ltd.	46,000	65,281
Apex Medical Corp.	49,000	60,211
Apex Science & Engineering	216,578	129,202
Arima Communication Corp. (I)	273,676	168,013
Asia Cement Corp.	1,492,636	1,945,765
Asia Optical Company, Inc. (I)	274,710	271,313
Asia Plastic Recycling Holding, Ltd.	38,851	88,043
Asia Polymer Corp.	463,600	371,624
Asia Vital Components Company, Ltd.	140,667	118,802
ASROCK, Inc.	34,000	141,785
Asustek Computer, Inc.	412,528	4,544,967
Aten International Company, Ltd.	60,000	184,723
AU Optronics Corp., ADR (I)(L)	812,167	3,037,505
Audix Corp.	173,200	170,521
Aurora Corp.	72,000	138,947
AV Tech Corp.	28,000	85,955
Avermedia Technologies, Inc.	89,000	37,719

44

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Avision, Inc. (I)	277,916	$102,590
AVY Precision Technology, Inc.	7,000	11,330
Awea Mechantronic Company, Ltd.	6,300	11,590
Bank of Kaohsiung	640,951	204,861
Basso Industry Corp.	103,000	143,856
BenQ Materials Corp. (I)	104,000	132,988
BES Engineering Corp.	2,014,200	547,310
Bin Chuan Enterprise Company, Ltd.	70,273	47,742
Bionet Corp.	24,000	37,653
Biostar Microtech International Corp.	227,000	103,879
Boardtek Electronics Corp.	131,000	145,691
Bright Led Electronics Corp. (I)	100,000	53,510
C Sun Manufacturing, Ltd.	175,729	164,272
Cameo Communications, Inc.	350,955	104,242
Capella Microsystems Taiwan, Inc.	20,349	77,682
Capital Securities Corp.	2,487,371	909,743
Career Technology MFG. Company, Ltd.	235,000	349,507
Carnival Industrial Corp.	512,000	143,522
Catcher Technology Company, Ltd.	328,000	2,937,182
Cathay Chemical Works	106,000	62,391
Cathay Financial Holdings Company, Ltd.	2,773,923	4,252,057
Cathay Real Estate Development Company, Ltd.	954,000	557,291
Central Reinsurance Company, Ltd.	198,825	108,206
ChainQui Construction Development Company, Ltd.	141,000	121,846
Chaintech Technology Corp.	31,278	42,434
Champion Building Materials Company, Ltd. (I)	512,852	176,274
Chang Hwa Commercial Bank	4,247,712	2,581,432
Chang Wah Electromaterials, Inc.	39,010	109,415
Charoen Pokphand Enterprise	263,000	210,660
Chaun-Choung Technology Corp.	49,000	155,901
CHC Resources Corp.	48,000	116,733
Chen Full International Company, Ltd.	49,000	62,213
Chenbro Micom Company, Ltd.	62,000	106,288
Cheng Loong Corp.	1,278,480	548,285
Cheng Shin Rubber Industry Company, Ltd.	760,031	2,052,787
Cheng Uei Precision Industry Company, Ltd.	507,335	972,614
Chenming Mold Industrial Corp. (I)	80,000	109,547
Chia Hsin Cement Corp. (I)	700,089	369,091
Chicony Electronics Company, Ltd.	316,354	856,373
Chien Kuo Construction Company, Ltd.	425,872	186,144
Chien Shing Stainless Steel Company (I)	180,000	24,733
Chilisin Electronics Corp.	64,400	56,543
Chime Ball Technology Company, Ltd.	22,000	66,628
Chimei Materials Technology Corp. (I)	101,000	122,135
Chin-Poon Industrial Company, Ltd.	403,642	782,430
China Airlines, Ltd. (I)	2,184,820	740,266
China Chemical & Pharmaceutical Company, Ltd.	215,000	164,344
China Development Financial Holdings Corp.	9,167,331	2,792,688
China Ecotek Corp.	33,000	84,630
China Electric Manufacturing Corp.	229,000	90,607
China General Plastics Corp.	355,100	190,332
China Life Insurance Company, Ltd.	1,547,296	1,463,247
China Manmade Fibers Corp. (I)	1,304,000	472,518
China Metal Products Company, Ltd.	306,830	348,317
China Motor Corp.	632,905	613,142
China Petrochemical Development Corp.	2,554,045	988,354
China Steel Chemical Corp.	81,000	492,091

45

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Taiwan (continued)

China Steel Corp.	4,211,802	$3,457,704
China Steel Structure Company, Ltd.	187,000	195,343
China Synthetic Rubber Corp.	563,937	546,810
China Wire & Cable Company, Ltd. (I)	218,000	87,362
Chipbond Technology Corp.	306,000	546,382
Chong Hong Construction Company	103,424	291,085
Chroma ATE, Inc.	211,440	528,428
Chun Yu Works & Company, Ltd. (I)	321,000	144,197
Chun Yuan Steel	647,381	276,571
Chung Hsin Electric & Machinery Manufacturing Corp.	535,000	365,947
Chung Hung Steel Corp. (I)	1,284,226	325,642
Chung Hwa Pulp Corp. (I)	580,290	182,976
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	52,000	77,096
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	329,876
Chunghwa Telecom Company, Ltd.	568,000	1,819,052
Chunghwa Telecom Company, Ltd., ADR (L)	67,506	2,150,066
Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	34,701
Cleanaway Company, Ltd.	22,000	130,715
Clevo Company	310,120	585,481
CMC Magnetics Corp. (I)	3,492,000	526,559
CoAsia Microelectronics Corp.	67,200	35,792
Collins Company, Ltd.	223,797	85,101
Compal Electronics, Inc.	3,929,895	3,234,469
Compeq Manufacturing Company	1,220,000	847,424
Continental Holdings Corp.	539,000	211,320
Coretronic Corp.	182,000	211,582
Cosmo Electronics Corp. (I)	58,000	75,124
Cosmos Bank Taiwan (I)	131,000	65,316
Coxon Precise Industrial Company, Ltd.	152,231	258,067
Crystalwise Technology, Inc. (I)	137,559	159,887
CSBC Corp. Taiwan	93,312	56,682
CTBC Financial Holding Company, Ltd.	4,886,211	3,116,429
CTCI Corp.	345,000	598,893
CviLux Corp.	47,000	73,362
Cyberlink Corp.	69,326	226,897
CyberPower Systems, Inc.	36,000	86,463
CyberTAN Technology, Inc.	277,000	287,836
D-Link Corp.	947,627	629,630
DA CIN Construction Company, Ltd.	147,000	138,948
Da-Li Construction Company, Ltd. (I)	58,006	70,088
Dafeng TV, Ltd.	32,670	55,413
Darfon Electronics Corp.	351,950	263,422
Daxin Materials Corp.	16,000	29,151
De Licacy Industrial Company	150,000	61,106
Delpha Construction Company, Ltd.	293,383	155,186
Delta Electronics, Inc.	491,000	3,200,652
Depo Auto Parts Industrial Company, Ltd.	84,000	370,456
DFI, Inc.	62,000	80,539
Dimerco Express Corp.	46,000	28,940
DYNACOLOR, Inc.	43,000	114,134
Dynamic Electronics Company, Ltd. (I)	378,927	180,785
Dynapack International Technology Corp.	84,000	247,812
E Ink Holdings, Inc. (I)	705,000	442,132
E-Lead Electronic Company, Ltd.	38,000	102,006
E-LIFE MALL Corp.	66,000	145,361
E-Ton Solar Tech Company, Ltd. (I)	212,541	131,955
E.Sun Financial Holding Company, Ltd.	3,177,240	2,099,969

46

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Eastern Media International Corp. (I)	458,164	$199,143
Eclat Textile Company, Ltd.	96,137	995,255
Edimax Technology Company, Ltd.	101,359	49,065
Edison Opto Corp.	43,000	49,878
Edom Technology Company, Ltd.	205,000	134,313
EGALAX_EMPIA Technology, Inc.	27,125	75,845
Elan Microelectronics Corp.	227,000	433,631
Elite Advanced Laser Corp.	50,000	226,273
Elite Material Company	284,000	271,349
Elite Semiconductor Memory Technology, Inc.	209,000	402,197
Elitegroup Computer Systems Company, Ltd.	604,857	460,926
eMemory Technology, Inc.	54,000	516,590
ENG Electric Company, Ltd.	132,223	115,903
EnTie Commercial Bank	379,000	175,755
Episil Technologies, Inc. (I)	186,000	74,187
Epistar Corp.	468,628	1,063,559
Eternal Materials Company, Ltd.	372,644	393,118
Etron Technology, Inc. (I)	104,000	58,469
Eva Airways Corp. (I)	1,032,160	520,245
Everest Textile Company, Ltd. (I)	272,000	128,587
Evergreen International Storage & Transport Corp.	609,320	390,491
Evergreen Marine Corp Taiwan, Ltd. (I)	1,770,886	1,016,737
Everlight Chemical Industrial Corp.	120,330	122,393
Everlight Electronics Company, Ltd.	291,000	687,899
Excelsior Medical Company, Ltd.	83,600	162,678
Far Eastern Department Stores Company, Ltd.	749,567	696,497
Far Eastern International Bank	1,820,977	656,292
Far Eastern New Century Corp.	1,927,104	1,994,629
Far EasTone Telecommunications Company, Ltd.	710,000	1,613,044
Faraday Technology Corp.	278,586	384,998
Farglory Land Development Company, Ltd.	265,526	443,295
Federal Corp.	562,189	405,442
Feedback Technology Corp.	19,000	33,371
Feng Hsin Iron & Steel Company	231,000	332,188
Feng TAY Enterprise Company, Ltd.	147,958	421,934
First Copper Technology Company, Ltd. (I)	344,000	121,295
First Financial Holding Company, Ltd.	3,932,481	2,439,166
First Hotel	103,698	66,280
First Insurance Company, Ltd.	313,165	192,284
First Steamship Company, Ltd.	273,986	190,666
FLEXium Interconnect, Inc.	138,375	366,235
Flytech Technology Company, Ltd.	69,066	275,429
Forhouse Corp.	575,894	221,180
Formosa Advanced Technologies Company, Ltd.	90,000	80,079
Formosa Chemicals & Fibre Corp.	1,416,440	3,400,472
Formosa Epitaxy, Inc. (I)	170,000	93,932
Formosa International Hotels Corp.	27,467	323,840
Formosa Oilseed Processing	199,689	89,215
Formosa Optical Technology Company, Ltd.	28,000	99,999
Formosa Petrochemical Corp.	368,000	899,433
Formosa Plastics Corp.	1,326,880	3,397,312
Formosa Taffeta Company, Ltd.	863,000	948,828
Formosan Rubber Group, Inc.	493,000	486,489
Formosan Union Chemical	434,295	211,546
Founding Construction & Development Company, Ltd.	216,797	138,247
Foxconn Technology Company, Ltd.	496,130	1,146,024
Foxlink Image Technology Company, Ltd.	123,000	100,013

47

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Froch Enterprise Company, Ltd. (I)	292,000	$118,945
FSP Technology, Inc.	249,224	266,703
Fubon Financial Holding Company, Ltd.	2,561,422	3,691,474
Fullerton Technology Company, Ltd.	156,819	145,102
Fulltech Fiber Glass Corp. (I)	215,027	92,611
Fwusow Industry Company, Ltd.	311,467	158,584
G Shank Enterprise Company, Ltd. (I)	226,000	186,501
G Tech Optoelectronics Corp.	104,000	123,824
Gamania Digital Entertainment Company, Ltd. (I)	122,000	153,134
GEM Terminal Industrial Company, Ltd.	47,500	19,264
Gemtek Technology Corp.	181,496	172,215
Genesis Photonics, Inc. (I)	244,260	167,927
Genius Electronic Optical Company, Ltd.	36,589	112,040
GeoVision, Inc.	34,778	183,625
Getac Technology Corp.	446,000	256,893
Giant Manufacturing Company, Ltd.	146,000	1,157,862
Giantplus Technology Company, Ltd. (I)	62,000	27,080
Giga Solar Materials Corp.	9,200	225,552
Giga Solution Tech Company, Ltd.	68,237	41,685
Gigabyte Technology Company, Ltd.	259,719	447,468
Gigastorage Corp. (I)	232,100	288,100
Gintech Energy Corp. (I)	96,000	106,266
Global Brands Manufacture, Ltd. (I)	317,611	109,723
Global Lighting Technologies, Inc.	53,000	78,855
Global Mixed Mode Technology, Inc.	67,000	216,525
Global Unichip Corp.	57,000	188,324
Globe Union Industrial Corp. (I)	206,000	125,173
Gloria Material Technology Corp.	120,750	93,526
Gold Circuit Electronics, Ltd. (I)	616,071	178,937
Goldsun Development & Construction Company, Ltd.	1,820,005	640,705
Gourmet Master Company, Ltd.	27,000	203,988
Grand Pacific Petrochemical Corp.	1,174,000	765,385
Grape King Bio, Ltd.	77,000	340,210
Great China Metal Industry	218,000	269,986
Great Taipei Gas Company, Ltd.	229,000	182,455
Great Wall Enterprise Company, Ltd.	522,802	530,395
Green Energy Technology, Inc. (I)	156,000	130,277
GTM Corp. (I)	222,000	148,504
Hannstar Board Corp.	264,467	105,463
HannStar Display Corp. (I)	3,452,000	1,291,220
HannsTouch Solution, Inc. (I)	749,000	226,162
Harvatek Corp. (I)	92,920	66,981
Hey Song Corp.	410,250	435,281
Hi-Clearance, Inc.	19,000	62,226
Highwealth Construction Corp.	204,800	477,305
Hitron Technology, Inc.	167,000	110,930
Hiwin Technologies Corp.	80,950	832,647
Ho Tung Chemical Corp.	1,095,134	495,793
Hocheng Corp. (I)	313,000	107,630
Hold-Key Electric Wire & Cable Company, Ltd.	169,119	53,189
Holiday Entertainment Company, Ltd.	50,000	68,198
Holtek Semiconductor, Inc.	144,000	293,342
Holy Stone Enterprise Company, Ltd.	232,734	327,777
Hon Hai Precision Industry Company, Ltd.	6,820,946	21,062,594
Hong TAI Electric Industrial	309,000	113,868
Hota Industrial Manufacturing Company, Ltd.	118,149	194,683
Hotai Motor Company, Ltd.	96,000	1,122,264

48

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Howarm Construction Company, Ltd. (I)	162,958	$175,163
Hsin Kuang Steel Company, Ltd.	326,153	201,357
Hsin Yung Chien Company, Ltd.	22,000	80,051
Hsing TA Cement Company, Ltd.	200,000	95,349
HTC Corp.	284,700	1,521,752
Hu Lane Associate, Inc.	65,066	237,747
Hua Eng Wire & Cable Company, Ltd.	666,000	266,822
Hua Nan Financial Holdings Company, Ltd.	4,733,871	2,899,211
Hua Yu Lien Development Company, Ltd. (I)	2,372	3,795
Huaku Development Company, Ltd.	168,353	422,708
Huang Hsiang Construction Company	85,000	132,748
Hung Ching Development & Construction Company, Ltd.	203,000	110,075
Hung Poo Real Estate Development Corp.	80,000	71,659
Hung Sheng Construction Company, Ltd.	559,808	366,179
Huxen Corp.	42,000	64,325
Hwa Fong Rubber Company, Ltd. (I)	353,259	247,364
I-Chiun Precision Industry Company, Ltd.	93,000	66,784
I-Sheng Electric Wire & Cable Company, Ltd.	95,000	146,127
Ibase Technology, Inc.	83,512	190,213
Ichia Technologies, Inc.	334,300	424,483
IEI Integration Corp.	150,045	250,259
ILI Technology Corp.	50,397	122,192
Infortrend Technology, Inc.	245,000	165,340
Innolux Corp. (I)	5,685,980	2,249,963
Inotera Memories, Inc. (I)	1,912,165	2,893,688
Insyde Software Corp.	21,000	40,166
International Games System Company, Ltd.	50,000	213,408
Inventec Corp.	1,812,705	1,694,971
ITE Technology, Inc.	110,881	153,694
ITEQ Corp.	172,700	183,881
J Touch Corp. (I)	101,000	83,200
Janfusun Fancyworld Corp. (I)	48,983	8,756
Jenn Feng New Energy Company, Ltd. (I)	128,000	41,623
Jentech Precision Industrial Company, Ltd.	67,808	255,847
Jess-Link Products Company, Ltd.	135,000	130,713
Johnson Health Tech Company, Ltd.	42,067	131,395
Kang Na Hsiung Enterprise Company, Ltd.	168,000	81,101
Kaori Heat Treatment Company, Ltd.	47,049	120,835
Kaulin Manufacturing Company, Ltd.	124,490	117,701
KD Holding Corp.	1,000	6,004
KEE TAI Properties Company, Ltd.	464,973	332,469
Kenda Rubber Industrial Company, Ltd.	358,148	822,862
Kenmec Mechanical Engineering Company, Ltd. (I)	12,000	6,354
Kerry TJ Logistics Company, Ltd.	236,000	315,838
King Slide Works Company, Ltd.	27,000	369,741
King Yuan Electronics Company, Ltd.	1,612,762	1,400,517
King's Town Bank	1,035,000	988,415
King's Town Construction Company, Ltd. (I)	140,700	116,842
Kingdom Construction Company, Ltd.	393,000	418,092
Kinik Company	88,000	256,425
Kinko Optical Company, Ltd.	158,648	130,844
Kinpo Electronics, Inc.	1,558,724	666,947
Kinsus Interconnect Technology Corp.	161,000	735,004
KMC Kuei Meng International, Inc.	20,500	94,430
KS Terminals, Inc.	57,000	100,211
Kung Long Batteries Industrial Company, Ltd.	46,000	149,201
Kuo Toong International Company, Ltd.	24,000	40,703

49

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Kuoyang Construction Company, Ltd.	162,543	$81,341
Kwong Fong Industries	315,280	211,006
KYE System Corp.	225,000	101,821
L&K Engineering Company, Ltd.	205,952	171,809
LAN FA Textile	267,183	85,039
Largan Precision Company, Ltd.	39,000	2,560,268
Laser Tek Taiwan Company, Ltd.	9,964	6,475
LCY Chemical Corp.	356,806	325,793
Leader Electronics, Inc.	181,867	82,903
Leadtrend Technology Corp.	23,599	43,663
Lealea Enterprise Company, Ltd.	859,789	305,781
Ledtech Electronics Corp.	6,236	4,147
LEE CHI Enterprises Company, Ltd.	287,000	153,215
Lelon Electronics Corp.	170,100	211,299
Leofoo Development Company, Ltd. (I)	411,012	156,388
LES Enphants Company, Ltd.	164,486	98,950
Lextar Electronics Corp.	166,500	153,583
Li Peng Enterprise Company, Ltd. (I)	704,511	321,282
Lian HWA Food Corp.	120,650	161,364
Lien Hwa Industrial Corp.	715,784	494,184
Lingsen Precision Industries, Ltd.	438,101	251,609
Lite-On Semiconductor Corp.	332,080	262,423
Lite-On Technology Corp.	1,577,628	2,558,678
Long Bon International Company, Ltd.	407,000	277,355
Long Chen Paper Company, Ltd.	658,390	317,702
Longwell Company	79,000	101,221
Lotes Company, Ltd.	47,000	216,687
Lucky Cement Corp. (I)	272,000	83,828
Lumax International Corp., Ltd.	76,395	190,282
Lung Yen Life Service Corp.	26,000	74,343
Macroblock, Inc.	19,000	52,539
Macronix International (I)	4,400,718	1,075,335
MacroWell OMG Digital Entertainment Company, Ltd.	24,000	70,332
Mag Layers Scientific-Technics Company, Ltd.	12,683	16,086
Makalot Industrial Company, Ltd.	90,000	462,920
Marketech International Corp.	207,000	181,790
Masterlink Securities Corp.	1,335,780	452,526
Mayer Steel Pipe Corp.	226,407	98,873
Maywufa Company, Ltd.	18,000	9,192
MediaTek, Inc.	239,000	3,887,128
Mega Financial Holding Company, Ltd.	4,830,052	4,036,492
Meiloon Industrial Company, Ltd.	151,412	85,573
Mercuries & Associates, Ltd.	396,068	251,744
Merida Industry Company, Ltd.	118,250	821,269
Merry Electronics Company, Ltd.	126,272	783,925
Micro-Star International Company, Ltd.	912,488	1,359,683
Microelectronics Technology, Inc. (I)	231,824	135,906
Microlife Corp.	30,000	77,190
Mirle Automation Corp.	44,290	42,828
Mitac Holdings Corp. (I)	726,733	636,763
Mobiletron Electronics Company, Ltd.	67,000	136,875
Mosel Vitelic, Inc. (I)	583,484	142,105
Motech Industries, Inc. (I)	273,000	446,453
MPI Corp.	44,000	138,072
Mustek Systems, Inc. (I)	33,151	2,200
Nak Sealing Technologies Corp.	47,000	222,820
Namchow Chemical Industrial Company, Ltd.	149,000	303,611

50

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Nan Kang Rubber Tire Company, Ltd. (I)	408,711	$487,782
Nan Ya Plastics Corp.	1,713,860	3,856,109
Nan Ya Printed Circuit Board Corp. (I)	211,930	339,835
Nantex Industry Company, Ltd.	341,852	210,414
National Petroleum Company, Ltd.	153,000	152,108
Neo Solar Power Corp. (I)	314,452	391,942
Netronix, Inc.	45,000	107,715
New Asia Construction & Development Corp.	285,136	76,783
New Era Electronics Company, Ltd.	44,000	57,672
Newmax Technology Company, Ltd. (I)	69,448	139,982
Nichidenbo Corp.	93,520	100,264
Nien Hsing Textile Company, Ltd.	357,572	356,365
Novatek Microelectronics Corp., Ltd.	297,000	1,522,618
Nuvoton Technology Corp.	30,000	33,381
Ocean Plastics Company, Ltd. (I)	29,000	43,715
Optimax Technology Corp. (I)	170,816	26,973
OptoTech Corp.	268,000	132,430
Orient Semiconductor Electronics, Ltd. (I)	720,000	211,448
Oriental Union Chemical Corp.	399,300	407,575
Orise Technology Company, Ltd.	52,000	90,231
P-Two Industries, Inc.	17,000	8,094
Pacific Construction Company, Ltd.	149,002	47,449
Pan Jit International, Inc. (I)	156,000	86,149
Pan-International Industrial	331,785	242,775
Paragon Technologies Company, Ltd.	101,808	299,464
PChome Online, Inc.	33,810	263,501
Pegatron Corp.	1,308,321	2,531,696
PharmaEngine, Inc. (I)	2,650	29,801
Phihong Technology Company, Ltd.	266,416	179,735
Phison Electronics Corp.	57,000	418,421
Phoenix Tours International, Inc.	43,000	74,790
Pihsiang Machinery Manufacturing Company, Ltd. (I)	115,000	133,607
Pixart Imaging, Inc.	119,830	276,228
Plotech Company, Ltd.	100,000	40,549
Polytronics Technology Corp.	36,000	99,230
Portwell, Inc.	83,000	96,107
Posiflex Technologies, Inc.	13,455	87,624
Pou Chen Corp.	2,164,448	2,396,738
Power Quotient International Company, Ltd. (I)	130,000	65,666
Powercom Company, Ltd. (I)	90,760	22,648
Powertech Industrial Company, Ltd.	67,000	47,092
Powertech Technology, Inc.	630,000	1,216,477
Poya Company, Ltd.	32,320	206,135
President Chain Store Corp.	220,000	1,823,922
President Securities Corp.	1,117,259	613,487
Prime Electronics Satellitics, Inc.	82,759	59,690
Prince Housing & Development Corp.	884,411	419,039
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	222,000	284,407
Promise Technology, Inc.	89,000	130,416
Qisda Corp. (I)	1,246,440	430,879
Qualipoly Chemical Corp.	50,000	41,112
Quanta Computer, Inc.	966,000	2,601,419
Quanta Storage, Inc.	77,000	102,125
Quintain Steel Company, Ltd. (I)	475,194	102,302
Radiant Opto-Electronics Corp.	344,343	1,415,824
Radium Life Tech Company, Ltd.	395,884	303,713

51

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Ralec Electronic Corp.	63,259	$125,521
Realtek Semiconductor Corp.	329,706	1,018,120
Rechi Precision Company, Ltd.	273,824	297,705
Rexon Industrial Corp., Ltd. (I)	83,286	30,614
Richtek Technology Corp.	99,000	572,492
Ritek Corp. (I)	3,512,428	537,551
Ruentex Development Company, Ltd.	375,586	690,546
Ruentex Industries, Ltd.	264,801	654,588
Run Long Construction Company, Ltd.	42,000	42,370
Sampo Corp.	641,997	261,467
San Fang Chemical Industry Company, Ltd.	71,585	72,028
San Shing Fastech Corp.	28,620	81,241
Sanyang Industrial Company, Ltd.	713,389	651,723
Sanyo Electric Company, Ltd.	79,900	96,083
SCI Pharmtech, Inc.	40,042	94,152
ScinoPharm Taiwan, Ltd.	102,960	246,752
SDI Corp.	80,000	116,008
Senao International Company, Ltd.	62,000	148,924
Sercomm Corp.	145,000	323,357
Sesoda Corp.	108,150	134,631
Shan-Loong Transportation Company, Ltd.	4,000	3,336
Sheng Yu Steel Company, Ltd.	188,000	146,178
ShenMao Technology, Inc.	57,000	74,410
Shih Her Technologies, Inc.	21,000	48,178
Shih Wei Navigation Company, Ltd.	117,363	79,112
Shihlin Electric & Engineering Corp.	509,213	620,254
Shihlin Paper Corp. (I)	72,000	102,209
Shin Hai Gas Corp.	2,226	3,210
Shin Kong Financial Holding Company, Ltd.	7,674,208	2,438,901
Shin Shin Natural Gas Company	1,000	1,106
Shin Zu Shing Company, Ltd.	159,933	455,415
Shining Building Business Company, Ltd. (I)	191,796	162,808
Shinkong Insurance Company, Ltd.	310,000	256,372
Shinkong Synthetic Fibers Corp.	1,914,287	661,650
Shinkong Textile Company, Ltd.	154,000	197,928
Shiny Chemical Industrial Company, Ltd.	32,000	59,419
Shuttle, Inc.	229,985	89,876
Sigurd Microelectronics Corp.	427,887	456,574
Silicon Integrated Systems Corp. (I)	794,000	241,131
Silicon Power Computer & Communications, Inc.	35,000	50,555
Siliconware Precision Industries Company	572,000	914,906
Siliconware Precision Industries Company, ADR (L)	200,628	1,584,961
Silitech Technology Corp.	92,053	110,643
Simplo Technology Company, Ltd.	172,200	907,387
Sinbon Electronics Company, Ltd.	203,000	305,931
Sincere Navigation Corp.	306,000	263,724
Singatron Enterprise Company, Ltd.	99,000	53,767
Sinkang Industries, Ltd. (I)	69,000	28,785
Sinmag Equipment Corp.	16,537	95,332
Sino-American Silicon Products, Inc. (I)	131,000	249,405
Sinon Corp.	449,150	273,526
SinoPac Financial Holdings Company, Ltd.	5,706,729	2,534,047
Sinphar Pharmaceutical Company, Ltd.	111,982	194,469
Sinyi Realty Company	119,975	206,337
Sirtec International Company, Ltd.	104,000	198,448
Sitronix Technology Corp.	87,000	171,419
Siward Crystal Technology Company, Ltd. (I)	181,301	114,114

52

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Soft-World International Corp.	104,000	$410,737
Solar Applied Materials Technology Company	211,899	196,604
Solomon Technology Corp.	195,004	143,294
Solytech Enterprise Corp. (I)	136,758	49,135
Sonix Technology Company, Ltd.	130,000	243,554
Southeast Cement Company, Ltd.	356,000	187,620
Spirox Corp.	166,369	89,108
Sporton International, Inc.	43,692	196,961
St. Shine Optical Company, Ltd.	22,000	551,260
Standard Chemical & Pharmaceutical Company, Ltd.	38,000	54,088
Standard Foods Corp.	135,470	373,181
Stark Technology, Inc.	164,000	161,256
Sunonwealth Electric Machine Industry Company, Ltd.	141,000	105,097
Sunplus Technology Company, Ltd. (I)	651,000	254,566
Sunrex Technology Corp.	102,000	44,453
Sunspring Metal Corp.	17,000	34,746
Super Dragon Technology Company, Ltd.	15,766	10,789
Supreme Electronics Company, Ltd.	216,234	121,904
Swancor Ind. Company, Ltd.	29,000	103,801
Sweeten Construction Company, Ltd.	115,551	76,748
Syncmold Enterprise Corp.	97,000	184,029
Synnex Technology International Corp.	418,132	677,268
Sysage Technology Company, Ltd.	61,950	77,222
TA Chen Stainless Pipe	835,521	486,585
Ta Chong Bank, Ltd. (I)	2,156,622	727,279
Ta Chong Securities Company, Ltd. (I)	16,000	6,120
Ta Ya Electric Wire & Cable Company, Ltd.	637,406	153,013
TA-I Technology Company, Ltd.	115,705	79,361
Tah Hsin Industrial Company, Ltd.	125,000	120,472
TAI Roun Products Company, Ltd.	111,000	37,793
Taichung Commercial Bank	2,059,954	718,063
TaiDoc Technology Corp.	36,000	156,481
Taiflex Scientific Company, Ltd.	161,000	323,284
Taimide Tech, Inc.	72,000	78,804
Tainan Enterprises Company, Ltd.	201,467	207,867
Tainan Spinning Company, Ltd.	1,364,730	861,358
Taishin Financial Holdings Company, Ltd.	6,339,379	3,152,402
Taisun Enterprise Company, Ltd. (I)	422,026	178,888
Taita Chemical Company, Ltd. (I)	184,188	62,458
Taiwan Acceptance Corp.	45,000	118,609
Taiwan Business Bank (I)	3,650,671	1,124,270
Taiwan Cement Corp.	2,353,726	3,505,957
Taiwan Chinsan Electronic Industrial Company, Ltd.	45,000	83,293
Taiwan Cogeneration Corp.	556,137	389,275
Taiwan Cooperative Financial Holding Company, Ltd.	5,242,779	2,878,326
Taiwan FamilyMart Company, Ltd.	11,000	79,648
Taiwan Fertilizer Company, Ltd.	554,000	1,122,322
Taiwan Fire & Marine Insurance Company	155,000	120,763
Taiwan FU Hsing Industrial Company, Ltd.	215,000	224,106
Taiwan Glass Industrial Corp.	951,933	850,042
Taiwan Hon Chuan Enterprise Company, Ltd.	148,400	294,186
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp. (I)	800,149	299,048
Taiwan Life Insurance Company, Ltd. (I)	295,836	213,817
Taiwan Line Tek Electronic	64,050	62,821
Taiwan Mask Corp.	325,850	117,960
Taiwan Mobile Company, Ltd.	462,700	1,525,652

53

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Taiwan Navigation Company, Ltd.	36,000	$26,543
Taiwan Paiho, Ltd.	294,342	433,495
Taiwan PCB Techvest Company, Ltd.	177,227	274,102
Taiwan Prosperity Chemical Corp.	100,000	101,813
Taiwan Pulp & Paper Corp. (I)	524,640	210,021
Taiwan Sakura Corp.	200,156	143,378
Taiwan Secom Company, Ltd.	162,000	418,209
Taiwan Semiconductor Company, Ltd.	132,000	165,146
Taiwan Semiconductor Manufacturing Company, Ltd.	8,866,000	35,534,887
Taiwan Sogo Shin Kong SEC	346,000	477,826
Taiwan Styrene Monomer Corp. (I)	522,687	312,421
Taiwan Surface Mounting Technology Company, Ltd.	185,199	267,919
Taiwan TEA Corp. (I)	791,723	529,949
Taiwan Union Technology Corp.	67,000	61,958
Taiyen Biotech Company, Ltd.	216,472	190,182
Tatung Company, Ltd. (I)	2,948,526	942,263
Te Chang Construction Company, Ltd.	79,300	83,144
Teco Electric & Machinery Company, Ltd.	1,804,109	2,027,302
Tecom Company, Ltd. (I)	41,000	5,467
Tekcore Company, Ltd. (I)	33,000	13,983
Ten Ren Tea Company, Ltd.	35,000	58,371
Test Research, Inc.	173,596	287,678
Test-Rite International Company, Ltd.	286,549	207,379
Tex-Ray Industrial Company, Ltd.	91,800	40,920
The Ambassador Hotel	236,000	216,941
Thinking Electronic Industrial Company, Ltd.	44,000	76,721
Thye Ming Industrial Company, Ltd.	133,250	153,581
Ton Yi Industrial Corp.	555,000	580,217
Tong Hsing Electronic Industries, Ltd.	92,951	491,583
Tong Yang Industry Company, Ltd.	359,043	509,783
Tong-Tai Machine & Tool Company, Ltd.	111,114	113,481
Topco Scientific Company, Ltd.	201,129	389,653
Topco Technologies Corp.	26,000	63,712
Topoint Technology Company, Ltd.	179,248	146,981
Toung Loong Textile Manufacturing	53,000	176,934
TPK Holding Company, Ltd.	200,000	1,621,702
Trade-Van Information Services Company	14,000	12,286
Transasia Airways Corp.	26,000	10,363
Transcend Information, Inc.	117,000	425,548
Tripod Technology Corp.	312,770	614,479
Tsann Kuen Enterprise Company, Ltd.	98,220	132,142
TSRC Corp.	323,530	475,186
Ttet Union Corp.	47,000	123,126
TTY Biopharm Company, Ltd.	89,123	280,544
Tung Ho Steel Enterprise Corp.	1,131,138	960,778
Tung Ho Textile Company, Ltd.	247,000	78,721
Tung Thih Electronic Company, Ltd.	36,258	164,977
TURVO International Company, Ltd.	16,500	75,587
TXC Corp.	208,659	309,352
TYC Brother Industrial Company, Ltd. (I)	125,531	89,470
Tycoons Group Enterprise Company, Ltd. (I)	594,536	105,628
Tyntek Corp. (I)	194,661	67,933
TZE Shin International Company, Ltd.	146,247	53,238
U-Ming Marine Transport Corp.	261,000	440,077
U-Tech Media Corp. (I)	84,000	20,744
Ubright Optronics Corp.	28,600	68,435
Uni-President Enterprises Corp.	1,340,372	2,349,526

54

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Unimicron Technology Corp.	1,210,855	$1,113,239
Union Bank of Taiwan (I)	1,214,960	441,865
Union Insurance Company, Ltd. (I)	65,384	48,270
Unitech Computer Company, Ltd.	181,039	107,111
Unitech Printed Circuit Board Corp. (I)	727,869	295,212
United Integrated Services Company, Ltd.	165,000	187,323
United Microelectronics Corp.	6,881,468	3,226,959
Unity Opto Technology Company, Ltd.	230,389	261,797
Universal Cement Corp.	484,808	469,474
Unizyx Holding Corp. (I)	526,000	323,126
UPC Technology Corp.	1,005,938	427,774
Userjoy Technology Company, Ltd.	18,000	41,746
USI Corp.	1,078,801	702,351
Vanguard International Semiconductor Corp.	208,000	322,987
Ve Wong Corp.	195,450	142,931
Viking Tech Corp.	26,770	24,013
Visual Photonics Epitaxy Company, Ltd.	293,700	329,320
Vivotek, Inc.	32,085	161,417
Wafer Works Corp. (I)	105,872	51,259
Wah Hong Industrial Corp.	14,835	17,731
Wah Lee Industrial Corp.	28,000	54,192
Walsin Lihwa Corp. (I)	4,134,000	1,387,293
Walsin Technology Corp. (I)	897,721	311,801
Walton Advanced Engineering, Inc. (I)	383,661	173,705
Wan Hai Lines, Ltd.	650,216	316,792
WAN HWA Enterprise Company	3,229	1,606
Waterland Financial Holding Company, Ltd.	2,957,478	938,393
Ways Technical Corp., Ltd.	44,000	66,682
WEI Chih Steel Industrial Company, Ltd. (I)	41,000	6,302
Wei Chuan Food Corp.	275,000	412,800
Wei Mon Industry Company, Ltd. (I)	266,912	82,831
Weikeng Industrial Company, Ltd.	270,900	231,383
Well Shin Technology Company, Ltd.	72,420	131,656
Win Semiconductors Corp.	420,000	406,690
Winbond Electronics Corp. (I)	4,148,000	1,577,914
Wintek Corp. (I)	1,783,661	633,649
Wisdom Marine Lines Company, Ltd.	37,800	46,338
Wistron Corp.	1,959,981	1,668,813
Wistron NeWeb Corp.	207,925	498,730
WPG Holdings Company, Ltd.	1,078,760	1,503,634
WT Microelectronics Company, Ltd.	242,428	355,728
WUS Printed Circuit Company, Ltd.	375,000	201,098
X-Legend Entertainment Company, Ltd.	3,000	17,759
XAC Automation Corp.	69,000	116,169
Xxentria Technology Materials Corp.	66,000	188,698
Yageo Corp.	1,969,200	1,160,189
Yang Ming Marine Transport Corp. (I)	1,611,916	683,179
YC Company, Ltd.	258,702	182,030
YC INOX Company, Ltd.	433,000	421,312
YeaShin International Development Company, Ltd.	193,355	132,774
YFY, Inc.	1,606,614	766,403
Yi Jinn Industrial Company, Ltd. (I)	236,768	67,633
Yieh Phui Enterprise Company, Ltd. (I)	1,444,811	450,164
Young Fast Optoelectronics Company, Ltd.	89,648	86,991
Young Optics, Inc.	41,000	81,730
Youngtek Electronics Corp.	81,361	169,454
Yuanta Financial Holdings Company, Ltd.	6,781,322	3,546,043

55

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Yufo Electronics Company, Ltd.	22,000	$14,203
Yulon Motor Company, Ltd.	898,900	1,456,256
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	260,130
Yungshin Construction & Development Company	19,000	49,390
Yungshin Global Holding Corp.	117,000	264,840
Yungtay Engineering Company, Ltd.	208,000	500,542
Zeng Hsing Industrial Company, Ltd.	42,232	230,185
Zenitron Corp.	256,000	155,820
Zhen Ding Technology Holding, Ltd.	9,450	29,794
Zig Sheng Industrial Company, Ltd. (I)	499,665	159,724
Zinwell Corp.	236,000	252,818
Zippy Technology Corp.	89,000	151,064
ZongTai Real Estate Development Company, Ltd.	53,550	49,254

Thailand 2.7%		63,242,849

A.J. Plast PCL	93,200	27,537
AAPICO Hitech PCL	34,300	16,090
Advanced Info Service PCL	319,091	2,225,764
Airports of Thailand PCL	207,800	1,186,796
Amata Corp. PCL	541,300	263,807
AP Thailand PCL	971,980	161,355
Asia Green Energy PCL	61,380	4,076
Asia Plus Securities PCL	1,679,600	177,015
Asian Insulators PCL	196,300	75,339
Bangkok Aviation Fuel Services PCL	46,500	48,157
Bangkok Bank PCL	421,205	2,376,796
Bangkok Chain Hospital PCL	1,369,125	327,372
Bangkok Dusit Medical Services PCL	1,379,000	697,271
Bangkok Expressway PCL	426,700	451,655
Bangkok Insurance PCL	11,270	116,373
Bangkok Life Assurance PCL, NVDR	347,400	872,048
Bangkok Metro PCL (I)	1,793,089	57,894
Bangkokland PCL	11,604,400	569,086
Banpu PCL (L)	821,500	725,663
BEC World PCL	345,200	515,224
Berli Jucker PCL	267,000	378,175
Big C Supercenter PCL	35,900	206,674
Big C Supercenter PCL, NVDR	83,800	483,136
Bumrungrad Hospital PCL	182,500	633,719
Cal-Comp Electronics Thailand PCL	3,148,288	258,921
Central Pattana PCL	647,700	927,259
Central Plaza Hotel PCL (L)	402,100	394,996
CH Karnchang PCL	538,022	362,177
Charoen Pokphand Foods PCL	867,133	732,956
CP ALL PCL	961,300	1,332,292
CS Loxinfo PCL	63,900	19,853
Delta Electronics Thailand PCL	365,400	634,414
Dhipaya Insurance PCL	28,000	32,196
Diamond Building Products PCL	240,000	44,959
DSG International Thailand PCL	277,200	73,036
Dynasty Ceramic PCL (L)	153,500	259,496
Eastern Water Resources Development & Management PCL	341,100	113,250
Electricity Generating PCL	117,000	468,641
Esso Thailand PCL	2,078,900	376,773
G J Steel PCL (I)	60,820,500	111,155
G Steel PCL (I)	12,662,700	57,856
GFPT PCL	461,400	189,732

56

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Thailand (continued)

Glow Energy PCL	301,200	$731,669
GMM Grammy PCL (I)	103,440	46,316
Grand Canal Land PCL	103,100	9,987
Gunkul Engineering PCL	195,733	80,487
Hana Microelectronics PCL	485,000	509,671
Hemaraj Land & Development PCL	3,732,300	400,174
Home Product Center PCL	1,711,105	489,930
Indorama Ventures PCL (L)	1,137,100	865,900
IRPC PCL	9,392,900	1,012,820
Italian-Thai Development PCL (I)	2,163,776	305,815
Jasmine International PCL	1,485,000	357,341
Jay Mart PCL	127,875	56,478
Kang Yong Electric PCL	2,800	22,260
Kasikornbank PCL	235,900	1,346,333
Kasikornbank PCL, NVDR	436,300	2,497,268
KCE Electronics PCL	163,900	192,207
KGI Securities Thailand PCL	1,053,600	93,710
Khon Kaen Sugar Industry PCL	509,800	212,740
Kiatnakin Bank PCL	337,300	439,219
Krung Thai Bank PCL	2,072,850	1,193,325
Krungthai Card PCL	126,000	163,113
Land and Houses PCL, NVDR	2,289,500	684,825
Lanna Resources PCL	277,500	116,646
Loxley PCL	1,037,610	126,422
LPN Development PCL	562,300	275,755
Major Cineplex Group PCL	340,500	179,429
MBK PCL	861,000	375,032
MCOT PCL	179,100	141,840
Minor International PCL	1,031,450	816,866
Modernform Group PCL	64,500	18,468
Nation Multimedia Group PCL	444,000	17,987
Padaeng Industry PCL	127,600	54,802
Polyplex PCL	275,000	83,765
Pranda Jewelry PCL	214,300	45,693
Precious Shipping PCL	615,400	482,685
President Rice Products PCL	30,000	41,806
Property Perfect PCL	196,300	5,800
Pruksa Real Estate PCL (L)	714,000	549,147
PTT Exploration & Production PCL	747,828	3,496,546
PTT Global Chemical PCL	649,192	1,359,487
PTT PCL	639,800	5,729,552
Quality House PCL	4,997,033	514,468
Raimon Land PCL (I)	1,761,500	89,068
Ratchaburi Electricity Generating Holding PCL	333,800	538,879
Regional Container Lines PCL (I)	558,000	110,478
Robinson Department Store PCL	275,400	482,348
Rojana Industrial Park PCL	218,000	46,814
RS PCL	166,300	43,563
Saha-Union PCL	252,100	295,640
Sahaviriya Steel Industries PCL (I)	9,365,780	102,701
Samart Corp. PCL	467,200	283,195
Samart I-Mobile PCL	171,900	17,488
Samart Telcoms PCL (L)	273,500	126,628
Sansiri PCL (L)	3,549,232	202,165
SC Asset Corp. PCL	1,892,250	191,358
Siam Cement PCL, Foreign Shares	27,700	351,377
Siam Cement PCL, NVDR (L)	83,100	1,059,229

57

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Thailand (continued)

Siam City Cement PCL	55,100	$698,191
Siam Commercial Bank PCL	506,431	2,452,712
Siam Future Development PCL	738,619	121,491
Siamgas & Petrochemicals PCL	473,000	244,928
Sino Thai Engineering & Construction PCL	613,128	410,869
SNC Former PCL	130,300	73,028
Somboon Advance Technology PCL	149,807	79,398
SPCG PCL (I)(L)	158,800	119,959
Sri Trang Agro-Industry PCL (L)	514,800	222,667
Srithai Superware PCL	292,000	21,880
STP & I PCL	423,200	282,305
Supalai PCL	439,800	263,907
Susco PCL	437,400	40,769
SVI PCL	646,728	86,283
Symphony Communication PCL	36,100	19,133
Tata Steel Thailand PCL (I)	6,199,800	160,519
Thai Agro Energy PCL (I)	55,500	3,381
Thai Airways International PCL (L)	1,239,111	562,374
Thai Carbon Black PCL	174,100	136,554
Thai Central Chemical PCL	1,900	1,707
Thai Oil PCL	305,600	463,101
Thai Rung Union Car PCL	44,160	7,465
Thai Stanley Electric PCL	18,200	122,516
Thai Union Frozen Products PCL	348,400	721,633
Thai Vegetable Oil PCL	360,100	248,988
Thai-German Ceramic PCL	93,000	8,895
Thaicom PCL (L)	442,900	526,138
Thanachart Capital PCL	682,800	707,134
The Bangchak Petroleum PCL	735,900	672,464
The Erawan Group PCL	898,600	112,770
Thoresen Thai Agencies PCL (I)	810,027	513,206
Ticon Industrial Connection PCL	315,037	145,859
Tipco Asphalt PCL	55,500	95,515
TIPCO Foods PCL (I)	125,700	30,248
Tisco Financial Group PCL	189,100	201,599
TMB Bank PCL	5,249,100	367,741
Total Access Communication PCL	377,800	1,382,810
Toyo-Thai Corp PCL	121,200	146,747
TPI Polene PCL	1,098,240	428,190
True Corp. PCL (I)(L)	2,271,300	491,204
TTW PCL	1,203,300	381,186
Unique Engineering & Construction PCL	103,200	26,562
Univentures PCL	337,700	85,891
Vanachai Group PCL	1,042,400	147,327
Vibhavadi Medical Center PCL	27,360	12,084
Vinythai PCL	100,000	32,592
Workpoint Entertainment PCL	118,600	89,230

Turkey 1.9%		46,309,689

Adana Cimento Sanayii TAS, Class A	99,918	202,130
Akbank TAS (L)	817,715	3,188,065
Akcansa Cimento AS	52,701	325,274
Akenerji Elektrik Uretim AS (I)	207,371	115,619
Akfen Holding AS	36,342	78,616
Aksa Akrilik Kimya Sanayi AS	134,810	465,070
Aksigorta AS	227,702	344,653
Alarko Holding AS	97,048	235,904

58

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Turkey (continued)

Albaraka Turk Katilim Bankasi AS	73,288	$59,080
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS (I)	24,252	574,923
Anadolu Anonim Tuerk Sigorta Sirketi (I)	422,736	275,909
Anadolu Cam Sanayii AS	183,066	158,449
Anadolu Efes Biracilik Ve Malt Sanayii AS (L)	88,999	1,113,558
Anadolu Hayat Emeklilik AS	65,302	149,146
Arcelik AS	195,635	1,231,410
Aselsan Elektronik Sanayi Ve Ticaret AS (L)	43,639	195,079
Asya Katilim Bankasi AS (I)	392,301	299,092
Aygaz AS	124,835	551,428
Bagfas Bandirma Gubre Fabrik	5,808	135,691
Banvit Bandirma Vitaminli Yem Sanayii ASA (I)	28,994	33,976
Baticim Bati Anadolu Cimento Sanayii AS	24,319	78,965
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)	60,906	58,714
BIM Birlesik Magazalar AS	60,998	1,337,697
Bizim Toptan Satis Magazalari AS	18,648	168,154
Bolu Cimento Sanayii AS	118,381	159,556
Borusan Mannesmann Boru Sanayi ve Ticaret AS	79,620	259,709
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	19,393	58,507
Bursa Cimento Fabrikasi AS	9,487	20,982
Celebi Hava Servisi AS	4,930	43,913
Cimsa Cimento Sanayi VE Tica (L)	57,703	370,052
Coca-Cola Icecek AS	11,214	297,447
Deva Holding AS (I)	64,490	65,152
Dogan Sirketler Grubu Holdings AS (I)	1,172,973	475,749
Dogan Yayin Holding AS (I)	507,580	113,701
Dogus Otomotiv Servis ve Ticaret AS	67,637	278,127
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret AS (I)	739	1,648
Eczacibasi Yatirim Holding Ortakligi AS	7,623	18,800
EGE Seramik Sanayi ve Ticaret AS	103,309	160,420
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	273,434	290,604
Enka Insaat ve Sanayi AS	243,321	676,371
Eregli Demir ve Celik Fabrikalari TAS (L)	1,025,297	1,526,233
Fenerbahce Futbol ASA (I)	6,193	96,859
Ford Otomotiv Sanayi AS	16,940	224,692
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (I)	2,170	23,369
Gentas Genel Metal Sanayi ve Ticaret AS	121,631	96,873
Global Yatirim Holding AS	344,289	208,667
Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	5,492
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,137	157,218
Goodyear Lastikleri Turk AS	4,166	127,586
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)(L)	121,034	168,027
GSD Holding AS (I)	245,645	171,040
Gubre Fabrikalari TAS	109,992	210,926
Gunes Sigorta (I)	31,526	31,420
Hurriyet Gazetecilik AS (I)	206,839	62,096
Ihlas Holding AS (I)	918,430	135,687
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	143,399
Is Finansal Kiralama AS	1,413	647
Is Yatirim Menkul Degerler AS	56,114	32,630
Izmir Demir Celik Sanayi AS (I)(L)	135,199	186,101
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (I)	180,542	250,367
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (I)	144,223	222,815
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (I)(L)	677,688	539,600
Karsan Otomotiv Sanayii ve Ticaret AS (I)	25,433	15,055
Kartonsan Karton Sanayi ve Ticaret AS	810	95,527
Kerevitas Gida Sanayi ve Ticaret AS (I)	541	9,661

59

Emerging Markets Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Turkey (continued)

KOC Holdings AS	170,672	$841,711
Konya Cimento Sanayi AS	738	99,340
Koza Altin Isletmeleri AS	17,278	172,392
Koza Anadolu Metal Madencilik Isletmeleri AS (I)(L)	296,290	345,049
Mardin Cimento Sanayii ve Ticaret AS	27,126	62,725
Marshall Boya ve Vernik AS (I)	5,383	94,630
Menderes Tekstil Sanayi ve Ticaret AS (I)	220,796	77,884
Metro Ticari ve Mali Yatirimlar Holding AS (I)	84,642	27,431
Migros Ticaret AS (I)	24,300	236,143
Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS (I)	1	9
NET Holding AS	171,264	196,220
Netas Telekomunikasyon AS (L)	48,217	160,979
Nuh Cimento Sanayi AS	25,295	123,094
Otokar Otomotiv Ve Savunma Sanayi AS	6,791	183,604
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS (I)(L)	82,216	181,412
Parsan Makina Parcalari (I)	28,857	49,164
Petkim Petrokimya Holding AS (I)(L)	481,933	717,013
Pinar Entegre Et ve Un Sanayi AS	28,775	125,403
Pinar SUT Mamulleri Sanayii AS	38,509	315,073
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	183,126	261,981
Sasa Polyester Sanayi (I)	140,873	82,650
Sekerbank TAS (I)	578,736	554,642
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	236,545
Soda Sanayii AS	94,772	160,336
Tat Gida Sanayi AS (I)	48,085	48,161
TAV Havalimanlari Holding AS (L)	78,086	622,181
Tekfen Holding AS (L)	207,445	550,204
Teknosa Ic ve Dis Ticaret AS	3,370	18,412
Tekstil Bankasi AS (I)(L)	140,973	128,965
Tofas Turk Otomobil Fabrikasi AS	85,375	529,072
Trakya Cam Sanayi AS	338,341	391,841
Tupras Turkiye Petrol Rafinerileri AS	54,165	1,315,558
Turcas Petrol AS	94,177	113,124
Turk Hava Yollari (L)	404,151	1,374,196
Turk Telekomunikasyon AS	135,923	393,111
Turk Traktor ve Ziraat Makineleri AS	7,187	218,256
Turkcell Iletisim Hizmetleri AS (I)	178,635	1,116,220
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	45,008	697,624
Turkiye Garanti Bankasi AS	1,160,825	4,726,226
Turkiye Halk Bankasi AS	197,484	1,533,638
Turkiye Is Bankasi, Class C	768,497	2,186,709
Turkiye Sinai Kalkinma Bankasi AS	1,103,740	905,327
Turkiye Sise ve Cam Fabrikalari AS	594,294	823,864
Turkiye Vakiflar Bankasi Tao, Class D (L)	797,411	1,922,885
Ulker Biskuvi Sanayi AS	73,769	622,133
Vestel Beyaz Esya Sanayi ve Ticaret AS	50,204	84,888
Vestel Elektronik Sanayi ve Tracaret AS (I)	159,179	194,679
Yapi ve Kredi Bankasi AS (L)	428,479	998,621
Zorlu Enerji Elektrik Uretim AS (I)	139,311	79,037

Ukraine 0.0%		375,995

Kernel Holding SA (I)(L)	40,520	375,995

United States 0.0%		124,260

Integrated Memory Logic, Ltd.	38,883	115,207
Rio Alto Mining, Ltd. (I)	5,325	9,053

60

Emerging Markets Fund
As of 5-31-14 (Unaudited)

Preferred Securities 1.5%		$34,067,629

(Cost $43,136,853)

Brazil 1.4%		33,152,553

AES Tiete SA	58,019	443,113
Alpargatas SA	109,254	577,896
Banco ABC Brasil SA	101,882	596,203
Banco Bradesco SA	309,608	4,313,202
Banco Daycoval SA	90,600	368,822
Banco do Estado do Rio Grande do Sul SA, B Shares	245,100	1,161,881
Banco Industrial e Comercial SA	117,473	390,650
Banco Panamericano SA (I)	166,400	248,824
Banco Pine SA	61,628	205,491
Banco Sofisa SA	55,800	70,488
Braskem SA, A Shares	6,300	41,169
Centrais Eletricas Brasileiras SA, B Shares	89,648	387,356
Centrais Eletricas de Santa Catarina SA	3,700	25,599
Cia de Gas de Sao Paulo, A Shares	6,400	140,353
Cia Energetica de Minas Gerais	178,418	1,240,795
Cia Energetica de Sao Paulo, B Shares	93,595	1,122,990
Cia Energetica do Ceara, A Shares	6,758	104,102
Cia Ferro Ligas da Bahia - Ferbasa	74,676	406,330
Cia Paranaense de Energia, B Shares	4,000	57,546
Companhia de Transmissao de Energia Eletrica Paulista	20,118	233,751
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	72,048	287,832
Eucatex SA Industria e Comercio	24,300	52,607
Forjas Taurus SA	58,514	32,649
Gol Linhas Aereas Inteligentes SA (I)	5,200	30,569
Itau Unibanco Holding SA	414,188	6,452,333
Lojas Americanas SA	276,771	1,641,872
Marcopolo SA	354,000	685,783
Oi SA	1,913,020	1,656,590
Parana Banco SA	21,100	94,090
Petroleo Brasileiro SA	112,856	840,765
Randon Participacoes SA	184,625	535,670
Saraiva SA Livreiros Editores	16,800	140,981
Suzano Papel e Celulose SA, A Shares	266,053	958,375
Telefonica Brasil SA	25,000	499,375
Unipar Carbocloro SA	854,010	163,917
Usinas Siderurgicas de Minas Gerais SA, A Shares (I)	560,800	1,975,053
Vale SA	434,039	4,967,531

Chile 0.1%		587,508

Coca-Cola Embonor SA, B Shares	720	1,435
Embotelladora Andina SA, B Shares	86,063	361,833
Sociedad Quimica y Minera de Chile SA, B Shares	7,394	224,240

Colombia 0.0%		274,778

Bancolombia SA	19,666	274,778

India 0.0%		52,790

Zee Entertainment Enterprises, Ltd. (I)	4,104,387	52,790

Warrants 0.0%		$81,704

(Cost $0)

Land and Houses PCL (Expiration Date: 6-27-14; Strike Price: THB 3.50) (I)	457,900	81,594
Loxley PCL (Expiration Date: 4-21-16; Strike Price THB 7.00) (I)	12,352	110

61

Emerging Markets Fund
As of 5-31-14 (Unaudited)

		Shares	Value

Rights 0.0%			$202,784

(Cost $0)

BS Financial Group, Inc. (Expiration Date: 07/04/2014; Strike Price: KRW 13,600.00)
(I)		27,666	52,880
CETIP SA - Mercados Organizados (Expiration Date: 6-16-14; Strike Price: BRL
24.50) (I)		75	135
Dongkuk Steel Mill Company, Ltd. (Expiration Date: 6-25-14; Strike Price: KRW
5,500.00) (I)		16,797	27,495
Eneva SA (Expiration Date: 6-26-14; Strike Price: BRL 1.27) (I)		78,965	1,762
Forjas Taurus SA (Expiration Date: 6-15-14; Strike Price: BRL 1.38) (I)		66,297	592
Forjas Taurus Sa (Expiration Date: 6-25-14; Strike Price: BRL 1.38) (I)		8,119	362
GS Engineering & Construction Corp. (Expiration Date: 6-3-14; Strike Price: KRW
24,600.00) (I)		10,749	100,094
Parana Banco Sa (Expiration Date: 6-24-14; Strike Price: BRL 9.4370) (I)		115	11
Profarma Distribuidora de Produtos Farmaceuticos SA (Expiration Date: 6-9-14; Strike
Price: BRL 22.50) (I)		13,233	1,181
Ticon Industrial Connection PCL (Expiration Date: 6-26-14; Strike Price: THB 15.00)
(I)		63,007	269
Uni-President China Holdings, Ltd. (Expiration Date: 6-17-14; Strike Price: HKD 4.56)
(I)		95,600	18,003

	Yield (%)	Shares	Value

Securities Lending Collateral 8.6%			$205,566,199

(Cost $205,510,357)

John Hancock Collateral Investment Trust (W)	0.1191(Y)	20,541,625	205,566,199

Short-Term Investments 1.2%			$29,105,725

(Cost $29,105,725)

Money Market Funds 1.2%			29,105,725

State Street Institutional Liquid Reserves Fund	0.0688(Y)	29,105,725	29,105,725

Total investments (Cost $2,309,073,975)† 108.2%			$2,582,033,820

Other assets and liabilities, net (8.2%)			($195,308,847)

Total net assets 100.0%			$2,386,724,973

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

BRL Brazilian Real

HKD Hong Kong Dollar

KRW Korean Won

THB Thai Baht

ADR American Depositary Receipts

GDR Global Depositary Receipt

NVDR Non-Voting Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-14. The value of securities on loan amounted to $195,065,813.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-14.

62

Emerging Markets Fund
As of 5-31-14 (Unaudited)

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $2,321,481,569. Net unrealized appreciation aggregated $260,552,251 of which $554,767,363 related to appreciated investment securities and $294,215,112 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-14:
Financials	23.9%
Information Technology	15.1%
Materials	11.5%
Consumer Discretionary	10.5%
Industrials	10.4%
Energy	8.4%
Consumer Staples	7.7%
Telecommunication Services	4.8%
Utilities	3.8%
Health Care	2.3%
Short-Term Investments & Other	1.6%

Total	100.0%

63

Emerging Markets Fund
As of 5-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

64

Emerging Markets Fund
As of 5-31-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	5-31-14	Price	Inputs	Inputs
Common Stocks
Australia	$317,345	—	$317,345	—
Brazil	203,775,566	$203,775,566	—	—
Cayman Islands	74,147	—	74,147	—
Chile	38,270,601	38,270,601	—	—
China	248,569,493	26,246,471	221,972,284	$350,738
Colombia	12,720,305	12,720,305	—	—
Cyprus	2,200,053	—	2,200,053	—
Czech Republic	6,558,805	—	6,558,805	—
Egypt	1,417,274	—	1,417,274	—
Greece	10,477,739	—	10,477,739	—
Guernsey Channel Islands	423,730	—	423,730	—
Hong Kong	107,905,714	21,469,975	85,643,272	792,467
Hungary	5,302,121	—	5,302,121	—
India	204,231,792	15,198,765	188,982,491	50,536
Indonesia	70,702,137	3,216,265	67,449,746	36,126
Luxembourg	116,745	—	116,745	—
Malaysia	110,410,114	—	110,410,114	—
Malta	2,139,319	—	2,139,319	—
Mexico	130,992,852	130,873,253	11,664	107,935
Netherlands	1,766,645	1,733,075	33,570	—
Peru	2,585,527	2,585,527	—	—
Philippines	32,499,479	—	32,499,479	—
Poland	52,694,380	—	52,694,380	—
Russia	48,474,455	290,874	48,183,581	—
South Africa	190,482,613	16,837,208	173,645,405	—
South Korea	356,019,063	24,607,372	331,026,564	385,127
Spain	544,843	—	544,843	—
Taiwan	361,173,956	8,356,791	352,817,165	—
Thailand	63,242,849	—	63,070,457	172,392
Turkey	46,309,689	697,624	45,606,573	5,492
Ukraine	375,995	—	375,995	—
United States	234,433	119,226	115,207	—
Preferred Securities
Brazil	33,152,553	33,152,553	—	—
Chile	587,508	587,508	—	—
Colombia	274,778	—	274,778	—
India	52,790	—	52,790	—
Warrants	81,704	81,594	110	—
Rights	202,784	104,406	98,378	—
Securities Lending Collateral	205,566,199	205,566,199	—	—
Short-Term Investments	29,105,725	29,105,725	—	—

Total Investments in Securities	$2,582,033,820	$775,596,883	$1,804,536,124	$1,900,813

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

65

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Emerging Markets Fund.

368Q3 5/14
7/14

John Hancock
U.S. Equity Fund

Quarterly portfolio holdings 5/31/2014

John Hancock
INVESTMENTS

U.S. Equity Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Common Stocks 99.8%		$1,194,561,788

(Cost $784,266,640)

Consumer Discretionary 5.6%		66,915,569

Automobiles 0.2%
General Motors Company	86,901	3,005,037

Distributors 0.2%
Genuine Parts Company	27,300	2,356,809

Diversified Consumer Services 0.0%
Capella Education Company	2,300	131,652

Hotels, Restaurants & Leisure 1.6%
Einstein Noah Restaurant Group, Inc.	10,400	160,264
McDonald's Corp.	110,430	11,200,915
Ruth's Hospitality Group, Inc.	10,500	128,625
Starbucks Corp.	61,800	4,526,232
Yum! Brands, Inc.	34,080	2,634,725

Media 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	16,900	137,904
Morningstar, Inc.	5,600	398,384

Multiline Retail 0.2%
Dollar Tree, Inc. (I)	42,200	2,237,866
Sears Canada, Inc.	1	13

Specialty Retail 1.8%
AutoZone, Inc. (I)	5,400	2,875,500
Bed Bath & Beyond, Inc. (I)	169,200	10,295,820
Ross Stores, Inc.	41,400	2,833,830
Sears Hometown and Outlet Stores, Inc. (I)	8,000	176,240
The TJX Companies, Inc.	91,000	4,954,950

Textiles, Apparel & Luxury Goods 1.6%
Coach, Inc.	55,400	2,255,334
NIKE, Inc., Class B	137,360	10,564,358
Ralph Lauren Corp.	11,300	1,734,324
VF Corp.	68,340	4,306,787

Consumer Staples 20.7%		247,616,959

Beverages 4.4%
Brown-Forman Corp., Class B	24,700	2,288,949
Monster Beverage Corp. (I)	28,720	1,992,594
PepsiCo, Inc.	188,070	16,612,223
The Coca-Cola Company	765,100	31,300,241

Food & Staples Retailing 3.4%
Costco Wholesale Corp.	60,600	7,030,812
CVS Caremark Corp.	52,300	4,096,136
Sysco Corp.	116,300	4,364,739
Wal-Mart Stores, Inc. (L)	286,933	22,027,846
Walgreen Company	50,700	3,645,837

Food Products 1.4%
General Mills, Inc.	99,500	5,465,535
Hormel Foods Corp.	29,600	1,456,616
Kellogg Company	45,000	3,104,100
McCormick & Company, Inc.	24,200	1,749,902
Mead Johnson Nutrition Company	26,200	2,344,114

1

U.S. Equity Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Consumer Staples (continued)

The Hershey Company	30,500	$2,968,870

Household Products 5.6%
Church & Dwight Company, Inc.	28,000	1,938,440
Colgate-Palmolive Company	178,800	12,229,920
Kimberly-Clark Corp.	35,000	3,932,250
The Clorox Company (L)	25,900	2,321,158
The Procter & Gamble Company	568,100	45,896,799

Personal Products 0.4%
Herbalife, Ltd. (L)	18,700	1,212,321
The Estee Lauder Companies, Inc., Class A	45,260	3,467,821

Tobacco 5.5%
Altria Group, Inc.	79,800	3,316,488
Lorillard, Inc.	61,470	3,821,590
Philip Morris International, Inc.	623,957	55,245,153
Reynolds American, Inc.	63,500	3,786,505

Energy 6.7%		80,507,663

Oil, Gas & Consumable Fuels 6.7%
Apache Corp.	47,118	4,392,340
Chevron Corp.	225,914	27,739,980
ConocoPhillips	125,900	10,064,446
Exxon Mobil Corp.	248,100	24,941,493
Hess Corp.	24,200	2,209,460
Marathon Oil Corp.	87,600	3,211,416
Occidental Petroleum Corp.	60,000	5,981,400
Phillips 66	23,200	1,967,128

Financials 6.9%		83,146,233

Banks 5.9%
Bank of America Corp.	189,736	2,872,603
Citigroup, Inc.	65,700	3,125,349
JPMorgan Chase & Company	639,774	35,552,241
OmniAmerican Bancorp, Inc.	4,800	115,536
Wells Fargo & Company	581,900	29,548,879

Capital Markets 0.0%
NGP Capital Resources Company	8,300	53,286

Insurance 1.0%
Aflac, Inc.	36,600	2,241,018
American International Group, Inc.	67,200	3,633,504
MetLife, Inc.	60,200	3,065,986
National Western Life Insurance Company, Class A	700	171,297
Prudential Financial, Inc.	30,900	2,538,744

Real Estate Management & Development 0.0%
Tejon Ranch Company (I)	4,200	127,890

Thrifts & Mortgage Finance 0.0%
Franklin Financial Corp. (I)	5,000	99,900

Health Care 21.6%		258,487,499

Biotechnology 1.7%
Amgen, Inc.	79,400	9,209,606
Biogen Idec, Inc. (I)	27,790	8,875,292
Celgene Corp. (I)	14,600	2,234,238

2

U.S. Equity Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Equipment & Supplies 6.2%
Abbott Laboratories	398,800	$15,955,988
Baxter International, Inc.	105,200	7,827,932
Becton, Dickinson and Company	44,300	5,214,110
C.R. Bard, Inc.	15,080	2,230,483
Covidien PLC	81,700	5,973,087
Edwards Lifesciences Corp. (I)	22,820	1,852,984
IDEXX Laboratories, Inc. (I)	11,000	1,413,280
Intuitive Surgical, Inc. (I)	7,870	2,909,854
Medtronic, Inc.	224,834	13,721,619
ResMed, Inc. (L)	27,900	1,396,674
St. Jude Medical, Inc.	67,600	4,387,240
Stryker Corp.	59,100	4,993,359
Varian Medical Systems, Inc. (I)	21,800	1,797,410
Zimmer Holdings, Inc.	37,800	3,944,430

Health Care Providers & Services 5.7%
Aetna, Inc.	41,405	3,210,958
Express Scripts Holding Company (I)	417,210	29,817,999
Henry Schein, Inc. (I)	17,400	2,081,910
Humana, Inc.	17,800	2,215,388
Laboratory Corp. of America Holdings (I)	40,000	4,103,200
MEDNAX, Inc. (I)	27,300	1,573,299
UnitedHealth Group, Inc.	272,146	21,670,986
WellPoint, Inc.	31,800	3,445,848

Health Care Technology 0.2%
Cerner Corp. (I)	50,140	2,710,067

Life Sciences Tools & Services 0.1%
Waters Corp. (I)	17,000	1,702,720

Pharmaceuticals 7.7%
Allergan, Inc.	45,526	7,623,784
Bristol-Myers Squibb Company	84,700	4,212,978
Eli Lilly & Company	137,800	8,248,708
Johnson & Johnson	553,800	56,188,551
Merck & Company, Inc.	180,425	10,439,391
Pfizer, Inc.	179,012	5,304,126

Industrials 4.3%		50,928,795

Aerospace & Defense 0.7%
Engility Holdings, Inc. (I)	9,400	363,310
General Dynamics Corp.	22,500	2,657,700
National Presto Industries, Inc. (L)	1,700	119,663
Raytheon Company	20,500	2,000,185
United Technologies Corp.	30,400	3,533,088

Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc. (L)	32,000	1,915,520

Commercial Services & Supplies 0.2%
Cenveo, Inc. (I)	20,300	62,321
Intersections, Inc.	7,700	34,111
Rollins, Inc.	15,950	489,187
Stericycle, Inc. (I)	17,200	1,967,164
Swisher Hygiene, Inc. (I)	31,900	11,803

3

U.S. Equity Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Industrials (continued)

Electrical Equipment 0.4%
Emerson Electric Company	76,000	$5,071,480

Industrial Conglomerates 2.4%
3M Company	141,100	20,113,805
Danaher Corp.	107,200	8,407,696

Professional Services 0.0%
Navigant Consulting, Inc. (I)	8,000	134,640

Trading Companies & Distributors 0.3%
BlueLinx Holdings, Inc. (I)	9,100	11,830
Fastenal Company (L)	20,200	984,750
W.W. Grainger, Inc.	9,880	2,552,696

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc. (I)	22,900	497,846

Information Technology 33.3%		397,940,237

Communications Equipment 5.6%
Cisco Systems, Inc.	1,638,706	40,344,942
QUALCOMM, Inc.	319,798	25,727,749
ViaSat, Inc. (I)	10,300	558,569

Internet Software & Services 5.4%
eBay, Inc. (I)	134,200	6,807,966
Google, Inc., Class A (I)	51,400	29,382,810
Google, Inc., Class C (I)	50,600	28,385,588

IT Services 6.6%
Accenture PLC, Class A	124,600	10,148,670
Amdocs, Ltd.	33,600	1,616,832
Automatic Data Processing, Inc.	49,080	3,910,694
Cognizant Technology Solutions Corp., Class A (I)	117,100	5,692,231
International Business Machines Corp.	255,397	47,084,991
Jack Henry & Associates, Inc.	17,900	1,038,021
MasterCard, Inc., Class A	45,700	3,493,765
ModusLink Global Solutions, Inc. (I)	13,200	47,652
Paychex, Inc.	65,000	2,672,150
Teradata Corp. (I)	71,600	3,006,484

Semiconductors & Semiconductor Equipment 0.4%
Intel Corp.	173,500	4,740,020

Software 11.0%
ANSYS, Inc. (I)	18,700	1,373,515
Citrix Systems, Inc. (I)	36,800	2,280,496
Intuit, Inc.	55,100	4,368,879
Microsoft Corp.	1,504,585	61,597,710
Oracle Corp.	1,436,955	60,380,849
Synopsys, Inc. (I)	30,100	1,158,549

Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	52,800	33,422,397
EMC Corp.	353,200	9,380,992
Hewlett-Packard Company	221,334	7,414,689
Imation Corp. (I)	14,400	49,392
Western Digital Corp.	21,100	1,853,635

4

U.S. Equity Fund
As of 5-31-14 (Unaudited)

		Shares	Value

Materials 0.5%			$6,021,441

Chemicals 0.5%
Monsanto Company		34,700	4,228,195
Sigma-Aldrich Corp.		18,200	1,793,246

Telecommunication Services 0.2%			2,997,392

Diversified Telecommunication Services 0.2%
AT&T, Inc.		84,505	2,997,392

Rights 0.0%			$2,100

(Cost $1,820)

Health Care 0.0%			2,100

Community Health Systems, Inc. (Expiration Date: 1-4-16) (I)(N)		28,000	2,100

Warrants 0.0%			$122

(Cost $280)

Financials 0.0%			122

Tejon Ranch Company (Expiration Date: 8-31-16; Strike Price: $40.00) (I)		44	122

	Yield (%)	Shares	Value

Securities Lending Collateral 1.9%			$22,758,263

(Cost $22,757,905)

John Hancock Collateral Investment Trust (W)	0.1191(Y)	2,274,166	22,758,263

Short-Term Investments 0.5%			$5,689,356

(Cost $5,689,356)

Money Market Funds 0.5%			$5,689,356

State Street Institutional Treasury Money Market Fund	0.0000(Y)	5,689,356	5,689,356

Total investments (Cost $812,716,001)† 102.2%			$1,223,011,629

Other assets and liabilities, net (2.2%)			($26,320,884)

Total net assets 100.0%			$1,196,690,745

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-14. The value of securities on loan amounted to $22,316,294.

(N) Strike price and/or expiration date not available.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-14.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $840,403,096. Net unrealized appreciation aggregated $382,608,533, of which $384,439,776 related to appreciated investment securities and $1,831,243 related to depreciated investment securities.

5

U.S. Equity Fund
As of 5-31-14 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Facto rs used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund’s significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock U.S. Equity Fund.

390Q3 5/14
7/14

John Hancock
International Small Company Fund

Quarterly portfolio holdings 5/31/2014

John Hancock INVESTMENTS

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Common Stocks 99.3%		$585,519,444

(Cost $480,114,405)

Australia 5.9%		34,888,718

Adelaide Brighton, Ltd.	113,304	355,875
Aditya Birla Minerals, Ltd. (I)	40,783	7,781
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	28,562	104,871
AJ Lucas Group, Ltd. (I)	14,936	12,645
Alkane Resources, Ltd. (I)	43,417	11,937
Alliance Resources, Ltd. (I)	40,937	7,435
Altium, Ltd.	9,381	19,222
Amalgamated Holdings, Ltd.	26,025	232,277
Amcom Telecommunications, Ltd.	94,408	191,820
Ansell, Ltd.	1,212	21,737
Antares Energy, Ltd. (I)	57,837	26,685
AP Eagers, Ltd.	29,021	147,606
APN News & Media, Ltd. (I)	243,192	174,430
Aquarius Platinum, Ltd. (I)	621,954	263,541
Aquila Resources, Ltd. (I)	79,025	255,696
Arafura Resources, Ltd. (I)	26,667	1,439
ARB Corp., Ltd.	17,473	205,746
Aristocrat Leisure, Ltd.	67,389	333,632
Arrium, Ltd.	462,047	390,630
ASG Group, Ltd. (I)	11,121	4,197
Atlas Iron, Ltd.	124,328	79,573
Aurora Oil and Gas, Ltd. (I)	138,898	542,915
Ausdrill, Ltd.	74,956	68,229
Ausenco, Ltd.	38,459	19,716
Austal, Ltd. (I)	88,141	92,455
Austbrokers Holdings, Ltd.	20,170	195,277
Austin Engineering, Ltd. (L)	26,110	32,595
Australian Agricultural Company, Ltd. (I)	114,475	132,744
Australian Infrastructure Fund (I)	105,229	442
Australian Pharmaceutical Industries, Ltd.	118,330	56,752
Automotive Holdings Group, Ltd.	70,356	247,825
Aveo Group	41,840	79,593
AVJennings, Ltd. (I)	46,118	24,495
AWE, Ltd. (I)	173,667	287,599
BC Iron, Ltd.	44,650	146,527
Beach Energy, Ltd.	421,976	651,417
Beadell Resources, Ltd. (I)	41,059	25,320
Bega Cheese, Ltd.	22,944	113,471
Bentham IMF, Ltd.	18,822	34,793
Berkeley Resources, Ltd. (I)	4,742	1,172
Billabong International, Ltd. (I)	197,139	95,712
Blackmores, Ltd.	2,489	62,761
Boom Logistics, Ltd. (I)	42,444	5,542
Bradken, Ltd.	62,294	207,389
Breville Group, Ltd.	28,593	217,425
Brickworks, Ltd.	16,854	213,416
BT Investment Management, Ltd.	27,910	170,727
Buru Energy, Ltd. (I)(L)	5,343	5,580
Cabcharge Australia, Ltd. (L)	50,691	191,469
Cape Lambert Iron Ore, Ltd. (I)	117,043	9,810
Cardno, Ltd.	48,985	294,605
Carnarvon Petroleum, Ltd. (I)	75,535	6,334

1

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Australia (continued)

Carsales.com, Ltd.	29,680	$304,781
Cash Converters International, Ltd.	104,510	100,847
Cedar Woods Properties, Ltd.	25,710	175,964
Ceramic Fuel Cells, Ltd. (I)(L)	126,217	1,880
Chandler Macleod, Ltd.	6,197	1,963
Coal of Africa, Ltd. (I)	45,649	2,671
Coalspur Mines, Ltd. (I)	27,065	1,311
Cockatoo Coal, Ltd. (I)	202,916	5,668
Codan, Ltd.	15,311	10,057
Coffey International, Ltd. (I)	31,524	6,460
Collins Foods, Ltd.	21,391	38,777
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd.	10,511	59,830
Credit Corp. Group, Ltd.	4,455	37,897
Crowe Horwath Australasia, Ltd.	95,840	37,449
CSG, Ltd. (I)	67,390	53,975
CSR, Ltd.	149,470	477,988
Cudeco, Ltd. (I)(L)	21,846	36,498
Cue Energy Resources, Ltd. (I)	32,865	3,522
Data#3, Ltd.	16,909	10,789
David Jones, Ltd.	180,047	677,814
Decmil Group, Ltd.	56,553	94,139
Discovery Metals, Ltd. (I)(L)	78,992	2,436
Domino's Pizza Enterprises, Ltd.	14,960	293,609
Downer EDI, Ltd.	158,538	788,562
Drillsearch Energy, Ltd. (I)(L)	159,949	232,039
DuluxGroup, Ltd.	118,668	609,436
DWS, Ltd.	13,969	15,999
Echo Entertainment Group, Ltd.	293,206	776,649
Elders, Ltd. (I)(L)	40,650	5,125
Elemental Minerals, Ltd. (I)	11,100	2,582
Emeco Holdings, Ltd.	145,230	32,493
Energy Resources of Australia, Ltd. (I)	93,000	113,843
Energy World Corp., Ltd. (I)	274,968	71,753
Envestra, Ltd.	343,384	436,491
ERM Power, Ltd.	29,578	51,494
Ethane Pipeline Income Fund	15,720	16,827
Euroz, Ltd.	8,183	10,102
Evolution Mining, Ltd.	72,052	51,160
Fairfax Media, Ltd.	656,737	624,958
FAR, Ltd. (I)	83,631	3,736
Finbar Group, Ltd.	59,459	89,999
Fleetwood Corp., Ltd.	11,371	23,313
FlexiGroup, Ltd.	70,555	225,873
Flinders Mines, Ltd. (I)	121,835	2,269
Focus Minerals, Ltd. (I)	509,833	5,236
Forge Group, Ltd.	32,433	0
G8 Education, Ltd.	33,930	143,336
Galaxy Resources, Ltd. (I)	16,452	995
Gindalbie Metals, Ltd. (I)(L)	66,233	3,333
Global Construction Services, Ltd.	1,732	727
Goodman Fielder, Ltd.	601,503	381,439
GrainCorp, Ltd.	33,917	278,406
Grange Resources, Ltd.	51,070	8,094
Greenland Minerals & Energy, Ltd. (I)	39,312	4,756
Gryphon Minerals, Ltd. (I)	26,258	3,058

2

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Australia (continued)

GUD Holdings, Ltd.	31,285	$154,803
Gunns, Ltd. (I)	100,882	0
GWA Group, Ltd.	78,672	190,819
Hills, Ltd.	66,646	97,440
Horizon Oil, Ltd. (I)(L)	443,056	152,878
Icon Energy, Ltd. (I)	23,206	2,917
iiNET, Ltd.	43,765	302,805
Imdex, Ltd.	37,597	22,792
Independence Group NL	86,185	341,839
Indophil Resources NL (I)	104,144	14,064
Infigen Energy (I)	229,890	42,814
Infomedia, Ltd.	45,314	31,041
International Ferro Metals, Ltd. (I)	9,556	1,520
Intrepid Mines, Ltd. (I)	48,378	12,615
Invocare, Ltd.	31,974	310,910
IOOF Holdings, Ltd. (L)	66,987	530,145
Iress, Ltd.	48,365	382,129
Iron Ore Holdings, Ltd. (I)	4,139	3,218
JB Hi-Fi, Ltd. (L)	32,465	549,277
Kagara, Ltd. (I)	47,616	5,318
Karoon Gas Australia, Ltd. (I)	22,778	52,148
Kingsgate Consolidated, Ltd.	30,752	21,279
Kingsrose Mining, Ltd. (I)	24,331	9,524
Linc Energy, Ltd. (I)(L)	105,799	102,609
Liquefied Natural Gas, Ltd. (I)	16,074	16,634
Lycopodium, Ltd.	1,265	2,720
M2 Group, Ltd. (L)	41,354	233,940
MACA, Ltd.	40,098	74,085
Macmahon Holdings, Ltd. (I)	196,782	19,280
Macquarie Atlas Roads Group	47,416	145,914
Magellan Financial Group, Ltd.	19,406	224,604
Matrix Composites & Engineering, Ltd. (I)	1,943	2,686
Maverick Drilling & Exploration, Ltd. (I)	79,979	16,802
MaxiTRANS Industries, Ltd.	51,752	46,295
Mayne Pharma Group, Ltd. (I)	182,209	157,060
McMillan Shakespeare, Ltd.	10,284	99,014
McPherson's, Ltd.	20,700	22,368
Medusa Mining, Ltd. (I)	28,581	43,834
Melbourne IT, Ltd. (I)	34,562	49,523
MEO Australia, Ltd. (I)	24,107	427
Mermaid Marine Australia, Ltd.	118,508	228,541
Mesoblast, Ltd. (I)(L)	15,434	69,646
Metals X, Ltd. (I)	128,000	31,027
Metcash, Ltd.	163,676	434,624
Metminco, Ltd. (I)	88,614	1,569
Mincor Resources NL	36,432	32,250
Mineral Deposits, Ltd. (I)	34,649	48,349
Mineral Resources, Ltd.	44,132	420,355
Molopo Energy, Ltd. (I)	28,437	4,638
Monadelphous Group, Ltd. (L)	29,248	483,895
Mortgage Choice, Ltd.	27,364	74,119
Mount Gibson Iron, Ltd.	215,287	147,782
Myer Holdings, Ltd. (L)	206,736	414,590
Mystate, Ltd.	28,572	121,829
Navitas, Ltd.	53,884	387,877
Neon Energy, Ltd. (I)(L)	217,572	3,239

3

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Australia (continued)

New Hope Corp., Ltd	4,938	$13,711
Newsat, Ltd. (I)(L)	230,084	88,883
Nexus Energy, Ltd. (I)	299,265	5,296
NIB Holdings, Ltd.	134,940	394,744
Nick Scali, Ltd.	8,819	21,176
Noble Mineral Resources, Ltd. (I)	41,564	348
Northern Star Resources, Ltd.	179,336	192,897
NRW Holdings, Ltd.	104,637	96,639
Nufarm, Ltd.	54,937	219,657
Oakton, Ltd.	9,591	11,611
OceanaGold Corp. (I)	54,652	129,032
Orocobre, Ltd. (I)	3,886	7,892
OrotonGroup, Ltd.	8,865	32,588
OZ Minerals, Ltd.	99,498	404,129
Pacific Brands, Ltd.	302,056	158,929
Paladin Resources, Ltd. (I)(L)	249,396	90,797
Pan Pacific Petroleum NL (I)	67,247	5,009
PanAust, Ltd.	137,928	283,460
Panoramic Resources, Ltd.	33,708	20,430
Patties Foods, Ltd.	13,226	14,595
Peet, Ltd. (I)	117,084	152,558
Perpetual, Ltd.	12,674	555,875
Perseus Mining, Ltd. (I)	71,987	20,237
Pharmaxis, Ltd. (I)	39,176	2,372
Phosphagenics, Ltd. (I)	73,179	6,216
Platinum Australia, Ltd. (I)	36,499	2,276
PMP, Ltd. (I)	35,022	14,015
Premier Investments, Ltd.	27,353	223,965
Prima Biomed, Ltd. (I)	37,664	1,903
Primary Health Care, Ltd.	131,151	546,584
Prime Media Group, Ltd.	57,499	55,703
Programmed Maintenance Services, Ltd.	39,697	107,442
Qube Holdings, Ltd.	8,760	19,033
Ramelius Resources, Ltd. (I)	58,054	5,091
RCG Corp., Ltd.	17,648	11,422
RCR Tomlinson, Ltd.	41,458	110,115
Reckon, Ltd. (L)	35,555	69,833
Red Fork Energy, Ltd. (I)	87,713	6,700
Redflex Holdings, Ltd.	5,472	4,434
Regis Resources, Ltd.	115,412	167,654
Resolute Mining, Ltd. (I)	109,518	60,944
Resource Generation, Ltd. (I)	9,069	1,013
Retail Food Group, Ltd.	41,861	164,921
Rex Minerals, Ltd. (I)	25,561	6,546
Ridley Corp., Ltd.	92,109	72,907
Roc Oil Company, Ltd. (I)	294,813	146,852
Ruralco Holdings, Ltd.	5,507	19,884
SAI Global, Ltd.	65,755	312,884
Salmat, Ltd.	15,825	26,531
Samson Oil & Gas, Ltd. (I)	96,490	1,601
Sandfire Resources NL (I)	33,447	184,819
Saracen Mineral Holdings, Ltd. (I)	131,134	42,304
Sedgman, Ltd.	15,038	7,001
Select Harvests, Ltd.	16,217	84,558
Senex Energy, Ltd. (I)	283,286	195,575
Servcorp, Ltd.	10,693	48,787

4

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Australia (continued)

Service Stream, Ltd.	22,001	$3,895
Seven Group Holdings, Ltd.	40,032	298,328
Seven West Media, Ltd.	239,573	416,005
Seymour Whyte, Ltd.	6,338	12,800
Sigma Pharmaceuticals, Ltd.	366,039	241,948
Silex Systems, Ltd. (I)	30,817	39,347
Silver Chef, Ltd.	815	3,683
Silver Lake Resources, Ltd. (I)	42,292	13,437
Sirtex Medical, Ltd.	14,422	231,259
Skilled Group, Ltd.	70,249	176,958
Slater & Gordon, Ltd.	48,644	226,390
SMS Management & Technology, Ltd.	29,758	92,893
Southern Cross Electrical Engineering, Ltd.	1,200	625
Southern Cross Media Group, Ltd.	168,139	171,666
Spark Infrastructure Group	379,529	636,756
Specialty Fashion Group, Ltd.	51,331	44,256
St. Barbara, Ltd. (I)	94,501	12,389
Strike Energy, Ltd. (I)	39,151	4,198
STW Communications Group, Ltd.	119,812	151,337
Sundance Energy Australia, Ltd. (I)	74,437	75,628
Sundance Resources, Ltd. (I)	390,505	33,509
Sunland Group, Ltd.	38,548	56,339
Super Cheap Auto Group, Ltd.	43,477	369,062
Swick Mining Services, Ltd.	30,800	7,460
Tabcorp Holdings, Ltd.	56,929	184,606
Tap Oil, Ltd. (I)	77,522	32,141
Tassal Group, Ltd.	38,102	139,028
Technology One, Ltd.	71,665	176,901
Ten Network Holdings, Ltd. (I)	662,148	172,832
TFS Corp., Ltd.	25,702	42,409
The Reject Shop, Ltd. (L)	10,731	99,900
Thorn Group, Ltd.	15,982	34,365
Tiger Resources, Ltd. (I)	272,184	97,889
Tox Free Solutions, Ltd.	51,646	173,206
Transfield Services, Ltd.	79,262	85,364
Transpacific Industries Group, Ltd. (I)	410,130	428,546
Treasury Group, Ltd.	6,211	58,431
Treasury Wine Estates, Ltd.	97,464	473,433
Troy Resources, Ltd. (I)	34,428	31,503
UGL, Ltd.	59,365	363,003
UXC, Ltd.	90,235	63,872
Village Roadshow, Ltd.	26,040	199,922
Virgin Australia Holdings, Ltd. (I)	487,220	186,025
Virgin Australia Holdings, Ltd. (I)	252,517	1,175
Vision Eye Institute, Ltd. (I)	55,907	31,011
Vocus Communications, Ltd.	27,812	112,783
Watpac, Ltd.	13,238	10,715
WDS, Ltd.	18,432	17,337
Webjet, Ltd.	14,957	34,406
Western Areas, Ltd.	71,356	301,659
Western Desert Resources, Ltd. (I)	102,010	29,444
White Energy Company, Ltd. (I)(L)	29,677	4,700
Whitehaven Coal, Ltd. (I)(L)	208,282	288,558
Wide Bay Australia, Ltd.	4,752	24,640
Windimurra Vanadium, Ltd. (I)	3,366	0
Wollongong Coal, Ltd. (I)	21,875	814

5

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Australia (continued)

Wotif.com Holdings, Ltd.	37,845	$87,844

Austria 1.1%		6,344,879

A-TEC Industries AG (I)	1,566	0
Agrana Beteiligungs AG	898	109,590
ams AG	3,020	496,013
Austria Technologie & Systemtechnik AG	1,610	20,415
CA Immobilien Anlagen AG (I)	1,728	32,041
CAT Oil AG	4,813	123,063
Conwert Immobilien Invest SE (I)	7,787	95,631
DO & CO AG	2,686	167,435
EVN AG	8,462	115,707
Flughafen Wien AG	3,749	352,680
Kapsch Trafficcom AG	1,796	89,643
Lenzing AG	3,487	217,538
Mayr-Melnhof Karton AG	3,092	381,128
Oesterreichische Post AG	11,569	539,030
Palfinger AG	5,059	190,822
POLYTEC Holding AG	5,464	57,105
RHI AG	9,842	320,239
Rosenbauer International AG	1,492	136,273
S IMMO AG (I)	24,153	192,663
Schoeller-Bleckmann Oilfield Equipment AG	3,744	446,243
Semperit AG Holding	3,087	166,782
Strabag SE	1,920	56,768
Telekom Austria AG	79,542	773,453
UNIQA Insurance Group AG	10,041	135,630
Wienerberger AG	48,890	877,767
Zumtobel AG	11,734	251,220

Bahamas 0.0%		117,031

United International Enterprises	570	117,031

Belgium 1.3%		7,638,685

Ablynx NV (I)	10,297	124,456
Ackermans & van Haaren NV (L)	9,050	1,148,684
AGFA-Gevaert NV (I)	94,981	281,187
Arseus NV	8,934	487,310
Atenor Group	171	9,093
Banque Nationale de Belgique	65	301,256
Barco NV	4,894	375,869
Cie d'Entreprises CFE	3,589	386,630
Cie Immobiliere de Belgique SA	592	32,600
Cie Maritime Belge SA	5,192	139,748
D'ieteren SA	7,873	332,626
Deceuninck NV	14,114	42,793
Econocom Group (L)	21,104	204,568
Elia System Operator SA (L)	10,736	524,814
Euronav NV (I)	3,699	46,040
EVS Broadcast Equipment SA (L)	5,232	278,338
Exmar NV (L)	11,216	184,922
Galapagos NV (I)	6,319	142,084
Gimv NV	640	33,113
Ion Beam Applications (I)	6,698	106,194
Kinepolis Group NV (L)	1,437	257,186
Lotus Bakeries SA	50	58,150

6

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Belgium (continued)

MDxHealth (I)	4,665	$26,608
Melexis NV	6,229	261,039
Mobistar SA	1,644	33,828
NV Bekaert SA	15,640	592,000
Nyrstar NV (L)	31,950	79,704
Picanol (I)	592	22,311
Recticel SA	6,564	67,932
Resilux	18	2,515
Rezidor Hotel Group AB (I)	23,503	149,957
Rezidor Hotel Group AB (I)	3,917	24,584
RHJ International SA (I)	23,382	115,366
Roularta Media Group NV (I)	668	11,776
Sapec SA (I)	305	19,063
Sioen Industries NV	234	3,187
Sipef SA	1,363	117,999
Tessenderlo Chemie NV	6,449	194,084
ThromboGenics NV (I)(L)	6,765	166,001
Van de Velde NV	2,675	143,013
Viohalco SA (I)	18,237	110,057

Bermuda 0.4%		2,398,328

Archer, Ltd. (I)	27,050	46,444
Catlin Group, Ltd.	99,663	875,553
Frontline, Ltd. (I)	17,655	41,825
Golden Ocean Group, Ltd.	91,751	166,899
Hiscox, Ltd. (I)	99,381	1,134,541
Hoegh LNG Holdings, Ltd. (I)	9,702	102,677
Northern Offshore, Ltd.	18,330	30,389

Cambodia 0.0%		152,036

NagaCorp, Ltd.	166,000	152,036

Canada 9.3%		55,054,611

5N Plus, Inc. (I)	17,289	68,085
Absolute Software Corp.	10,803	65,159
Acadian Timber Corp.	4,303	48,812
Advantage Oil & Gas, Ltd. (I)	74,864	450,164
Aecon Group, Inc.	25,228	392,043
AG Growth International, Inc.	5,100	214,479
AGF Management, Ltd., Class B	28,799	341,562
Ainsworth Lumber Company, Ltd. (I)	44,103	118,362
Air Canada, Class A (I)	5,984	48,841
Akita Drilling, Ltd.	300	4,778
Alamos Gold, Inc.	43,258	356,261
Alaris Royalty Corp. (L)	7,200	181,079
Alexco Resource Corp. (I)	6,700	7,415
Algoma Central Corp.	1,600	23,197
Algonquin Power & Utilities Corp.	56,353	419,932
Alliance Grain Traders, Inc.	6,414	105,470
Alterra Power Corp. (I)	16,806	4,805
Altius Minerals Corp. (I)(L)	2,400	28,398
Altus Group, Ltd.	9,455	196,634
Alvopetro Energy, Ltd. (I)(L)	37,966	38,166
Amica Mature Lifestyles, Inc.	10,700	75,590
Andrew Peller, Ltd.	1,275	15,945

7

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Canada (continued)

Arsenal Energy, Inc.	3,793	$28,510
Artek Exploration, Ltd. (I)	11,234	41,339
Asanko Gold, Inc. (I)	3,731	7,432
Athabasca Oil Corp. (I)	11,222	78,139
ATS Automation Tooling Systems, Inc. (I)	31,991	434,886
Augusta Resource Corp. (I)	13,400	36,951
AuRico Gold, Inc.	31,814	110,027
AutoCanada, Inc.	4,700	350,409
Avalon Rare Metals, Inc. (I)	8,025	3,997
Avigilon Corp. (I)	5,100	97,127
Axia NetMedia Corp. (L)	18,035	46,406
B2Gold Corp. (I)	214,153	519,434
Badger Daylighting, Ltd.	15,960	515,171
Ballard Power Systems, Inc. (I)(L)	9,800	37,689
Bankers Petroleum, Ltd. (I)	105,586	633,925
Bellatrix Exploration, Ltd. (I)	52,156	456,960
Birch Mountain Resources, Ltd. (I)	11,200	0
Birchcliff Energy, Ltd. (I)	34,888	432,762
Bird Construction, Inc. (L)	16,379	211,176
Black Diamond Group, Ltd. (L)	12,917	393,597
BlackPearl Resources, Inc. (I)	75,408	159,259
BMTC Group, Inc., Class A	3,096	42,915
Bonterra Energy Corp.	8,178	434,807
Boralex, Inc.	9,400	117,207
Brookfield Residential Properties, Inc. (I)	2,187	44,177
Calfrac Well Services, Ltd.	12,402	424,571
Calian Technologies, Ltd.	4,058	68,338
Calvalley Petroleums, Inc. (I)	6,543	8,931
Canaccord Genuity Group, Inc.	39,837	401,934
Canacol Energy, Ltd. (I)	44,693	297,184
Canadian Energy Services & Technology Corp. (L)	18,884	543,723
Canadian Western Bank	18,303	631,313
Canam Group, Inc.	15,936	203,848
CanElson Drilling, Inc.	31,500	225,145
Canexus Corp. (L)	22,895	104,308
Canfor Corp. (I)	6,995	154,376
Canfor Pulp Products, Inc.	13,360	156,481
CanWel Building Materials Group, Ltd.	11,650	54,366
Canyon Services Group, Inc.	24,600	370,032
Capital Power Corp.	25,662	612,972
Capstone Infrastructure Corp.	26,962	110,653
Capstone Mining Corp. (I)	119,800	288,369
Cascades, Inc.	31,418	172,403
Cathedral Energy Services, Ltd.	11,360	51,441
CCL Industries, Inc.	6,378	619,095
Celestica, Inc. (I)	63,402	751,375
Centerra Gold, Inc.	24,076	102,361
Cequence Energy, Ltd. (I)	64,292	170,173
Cervus Equipment Corp.	2,192	43,221
China Gold International Resources Corp., Ltd. (I)	71,100	194,094
Chinook Energy, Inc. (I)	4,791	9,942
Cineplex, Inc.	19,039	703,230
Clarke, Inc.	1,700	16,243
Claude Resources, Inc. (I)	21,200	2,737
Clearwater Seafoods, Inc.	3,900	29,278
Cogeco Cable, Inc.	4,452	256,946

8

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Canada (continued)

Cogeco, Inc.	1,286	$68,967
Colabor Group, Inc.	3,600	13,778
COM DEV International, Ltd. (I)	35,729	128,510
Computer Modelling Group, Ltd.	4,800	132,760
Connacher Oil and Gas, Ltd. (I)	57,057	11,050
Contrans Group, Inc., Class A	8,562	118,445
Copper Mountain Mining Corp. (I)	22,368	48,684
Corby Spirit and Wine, Ltd.	3,522	68,894
Corridor Resources, Inc. (I)(L)	11,000	19,377
Corus Entertainment, Inc. (L)	29,790	688,497
Cott Corp.	8,000	56,800
Cott Corp. (U.S. Exchange)	32,331	227,805
Crew Energy, Inc. (I)	46,873	450,877
Crocotta Energy, Inc. (I)	24,000	85,438
DeeThree Exploration, Ltd. (I)	29,200	278,185
Delphi Energy Corp. (I)	72,367	236,262
Denison Mines Corp. (I)	184,719	223,169
DH Corp. (L)	21,567	645,240
DHX Media, Ltd.	24,090	123,749
DirectCash Payments, Inc. (L)	3,724	51,345
Dominion Diamond Corp. (I)	28,019	367,712
Dominion Diamond Corp. (I)	2,500	32,900
Dorel Industries, Inc., Class B	10,074	382,780
DragonWave, Inc. (I)	2,598	3,426
DragonWave, Inc. (I)(L)	4,900	6,419
Duluth Metals, Ltd. (I)	17,000	9,407
Dundee Precious Metals, Inc. (I)	19,524	64,642
E-L Financial Corp., Ltd.	74	47,773
Eastern Platinum, Ltd. (I)	112,023	8,782
easyhome, Ltd.	700	12,937
EcoSynthetix, Inc. (I)	3,185	6,756
Enbridge Income Fund Holdings, Inc. (L)	16,746	424,712
Endeavour Silver Corp. (I)	10,885	41,661
Endeavour Silver Corp. (I)	1,400	5,334
Enerflex, Ltd.	12,443	187,397
Energy Fuels, Inc. (I)	2,569	20,494
Enghouse Systems, Ltd.	5,470	164,055
Ensign Energy Services, Inc.	19,322	289,215
Entree Gold, Inc. (I)	7,500	2,283
Epsilon Energy, Ltd. (I)(L)	12,800	48,518
Equitable Group, Inc.	1,700	97,989
Essential Energy Services, Ltd.	57,270	134,156
Evertz Technologies, Ltd.	7,228	107,723
Excellon Resources, Inc. (I)	4,320	4,781
Exchange Income Corp.	1,066	21,029
Exco Technologies, Ltd.	9,290	92,360
Exeter Resource Corp. (I)	7,379	4,151
EXFO, Inc. (I)(L)	1,300	5,525
EXFO, Inc. (U.S. Exchange) (I)	7,212	30,862
Extendicare, Inc. (L)	36,200	245,384
Firm Capital Mortgage Investment Corp. (L)	1,400	15,933
First Majestic Silver Corp. (I)	18,800	157,606
First National Financial Corp.	600	12,616
FirstService Corp.	5,680	283,240
FirstService Corp.	1,966	98,162
Forsys Metals Corp. (I)	15,300	6,045

9

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Canada (continued)

Fortress Paper, Ltd. (I)(L)	2,404	$6,430
Fortuna Silver Mines, Inc. (I)	55,059	212,761
Fortune Minerals, Ltd. (I)	3,334	922
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	3,700	52,550
Gasfrac Energy Services, Inc. (I)	18,100	30,548
Genesis Land Development Corp. (I)	100	387
Glacier Media, Inc.	8,800	11,119
GLENTEL, Inc.	5,800	59,963
Gluskin Sheff + Associates, Inc.	8,252	227,324
GLV, Inc., Class A (I)	1,851	6,470
GMP Capital, Inc.	19,948	150,121
Golden Star Resources, Ltd. (I)(L)	13,800	6,624
Golden Star Resources, Ltd. (I)	38,298	18,720
Gran Tierra Energy, Inc. (I)	95,342	687,609
Great Canadian Gaming Corp. (I)	21,929	323,586
Great Panther Silver, Ltd. (I)	18,350	17,093
Great Panther Silver, Ltd. (I)	1,300	1,235
Guardian Capital Group, Ltd.	200	3,080
Guyana Goldfields, Inc. (I)	15,200	26,214
Hanfeng Evergreen, Inc. (I)	3,700	682
Heroux-Devtek, Inc. (I)	13,976	157,251
High Liner Foods, Inc.	900	36,812
HNZ Group, Inc.	700	15,003
Home Capital Group, Inc.	6,924	311,366
Horizon North Logistics, Inc.	39,033	280,787
HudBay Minerals, Inc.	57,990	511,283
IMAX Corp. (I)	5,565	146,066
IMAX Corp. (U.S. Exchange) (I)(L)	10,578	277,461
Imperial Metals Corp. (I)	14,800	206,378
Imris, Inc. (I)	3,000	3,113
Innergex Renewable Energy, Inc.	33,777	323,036
Interfor Corp. (I)	23,555	346,927
International Tower Hill Mines, Ltd. (I)	4,097	1,927
Intertape Polymer Group, Inc.	14,114	160,756
Ivanhoe Energy, Inc. (I)	10,800	4,532
Just Energy Group, Inc. (L)	67,612	377,874
K-Bro Linen, Inc. (L)	1,839	65,382
KAB Distribution, Inc. (I)	18,405	2
Katanga Mining, Ltd. (I)	66,538	24,853
Kelt Exploration, Ltd. (I)	5,196	62,296
Killam Properties, Inc. (L)	20,699	200,633
Kingsway Financial Services, Inc. (I)	2,175	14,142
Kirkland Lake Gold, Inc. (I)(L)	33,309	82,021
Knight Therapeutics, Inc. (I)	4,223	22,005
Lake Shore Gold Corp. (I)	77,157	54,792
Laramide Resources, Ltd. (I)	11,400	4,784
Laurentian Bank of Canada	11,328	495,933
Le Chateau, Inc. (I)	2,400	4,737
Legacy Oil + Gas, Inc. (I)	58,052	455,079
Leisureworld Senior Care Corp. (L)	12,633	146,334
Leon's Furniture, Ltd.	7,809	103,203
Lightstream Resources, Ltd. (L)	75,972	538,103
Linamar Corp.	7,737	429,913
Liquor Stores N.A., Ltd. (L)	9,895	97,463
Long Run Exploration, Ltd. (L)	44,529	225,458

10

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Canada (continued)

Lucara Diamond Corp.	122,592	$226,122
MacDonald Dettwiler & Associates, Ltd.	3,248	265,400
Mainstreet Equity Corp. (I)	1,600	55,070
Major Drilling Group International, Inc.	18,711	145,471
Mandalay Resources Corp.	14,000	11,750
Manitoba Telecom Services, Inc.	7,500	223,070
Maple Leaf Foods, Inc.	35,629	614,792
Martinrea International, Inc.	31,118	336,349
Maxim Power Corp. (I)(L)	6,300	17,314
McCoy Corp.	1,100	6,401
Mediagrif Interactive Technologies, Inc.	600	10,043
Medical Facilities Corp.	11,141	185,563
Mega Uranium, Ltd. (I)	26,600	4,784
Melcor Developments, Ltd.	4,900	112,976
Mercator Minerals, Ltd. (I)	13,175	1,215
Migao Corp. (I)	3,400	4,547
Minera Andes Acquisition Corp. (I)(L)	10,147	21,149
Mitel Networks Corp. (I)	17,722	196,130
Morneau Shepell, Inc.	15,055	230,622
MTY Food Group, Inc.	358	10,054
Mullen Group, Ltd.	30,066	806,899
Nautilus Minerals, Inc. (I)	20,040	10,165
Nevada Copper Corp. (I)	6,158	11,699
Nevsun Resources, Ltd. (L)	99,555	332,370
New Flyer Industries, Inc.	15,187	171,717
New Millennium Iron Corp. (I)	2,000	738
Newalta Corp.	18,886	347,831
Niko Resources, Ltd. (I)(L)	29,700	58,891
Norbord, Inc.	9,523	240,117
Nordion, Inc. (I)	24,267	288,930
North American Energy Partners, Inc.	1,632	12,763
North American Palladium, Ltd. (I)(L)	25,300	7,140
North American Palladium, Ltd. (I)	55,400	15,072
Northern Dynasty Minerals, Ltd. (I)(L)	6,576	4,731
Northland Power, Inc.	17,711	290,419
Novagold Resources, Inc. (I)	19,400	57,969
NuVista Energy, Ltd. (I)	43,102	442,826
Orvana Minerals Corp. (I)	9,998	4,334
Painted Pony Petroleum, Ltd. (I)	4,157	44,089
Pan American Silver Corp.	58,699	722,707
Parex Resources, Inc. (I)	42,755	462,525
Parkland Fuel Corp. (L)	23,300	459,854
Pason Systems, Inc.	22,154	603,754
Perpetual Energy, Inc. (I)	24,732	38,091
Petaquilla Minerals, Ltd. (I)	10,038	1,203
PHX Energy Services Corp.	7,731	110,443
Pilot Gold, Inc. (I)(L)	4,070	4,654
Platinum Group Metals, Ltd. (I)	11,200	11,879
Points International, Ltd. (I)(L)	3,410	83,654
Polymet Mining Corp. (I)(L)	20,250	23,345
Premium Brands Holdings Corp.	7,221	148,842
Primero Mining Corp. (I)	28,443	180,474
Pulse Seismic, Inc. (L)	28,891	90,060
Pure Technologies, Ltd.	6,300	39,742
QLT, Inc. (I)	8,200	44,316
Questerre Energy Corp. (I)	26,400	30,921

11

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Canada (continued)

RB Energy, Inc. (I)	50,909	$31,927
Reitmans Canada, Ltd.	1,503	8,220
Reitmans Canada, Ltd., Class A	22,570	133,010
Richelieu Hardware, Ltd.	2,900	133,727
Richmont Mines, Inc. (I)	3,200	3,748
Ritchie Brothers Auctioneers, Inc. (L)	26,621	610,952
RMP Energy, Inc. (I)	46,017	353,944
Rock Energy, Inc. (I)	5,673	35,682
Rocky Mountain Dealerships, Inc. (L)	6,328	65,947
Rogers Sugar, Inc. (L)	33,151	136,053
RONA, Inc.	50,950	514,528
Rubicon Minerals Corp. (I)	21,100	20,043
Russel Metals, Inc.	22,157	669,226
Sabina Gold & Silver Corp. (I)	8,968	4,962
San Gold Corp. (I)	20,836	2,306
Sandstorm Gold, Ltd. (I)	11,100	58,453
Sandvine Corp. (I)	72,744	251,582
Savanna Energy Services Corp. (L)	34,333	259,643
Scorpio Mining Corp. (I)	24,416	6,643
Sears Canada, Inc. (L)	10,168	129,409
Secure Energy Services, Inc.	9,534	171,459
SEMAFO, Inc.	47,507	156,414
ShawCor, Ltd.	12,001	608,517
Sherritt International Corp.	118,842	507,460
Shore Gold, Inc. (I)	400	83
Sierra Wireless, Inc. (I)	11,249	210,912
Sierra Wireless, Inc. (I)(L)	2,900	54,462
Silver Standard Resources, Inc. (I)(L)	18,653	121,624
Solium Capital, Inc. (I)	9,929	72,341
Southern Pacific Resource Corp. (I)	72,856	13,438
SouthGobi Energy Resources, Ltd. (I)	4,080	2,446
Sprott Resource Corp. (L)	45,670	117,934
Sprott, Inc.	32,151	97,257
Spyglass Resources Corp. (L)	22,338	35,846
St Andrew Goldfields, Ltd. (I)	15,500	4,146
Stantec, Inc.	375	23,220
Stantec, Inc.	5,068	313,671
Stella-Jones, Inc.	7,907	214,903
Stornoway Diamond Corp. (I)	2,566	1,728
Strad Energy Services, Ltd.	8,902	36,698
Stuart Olson Inc	7,100	68,754
Student Transportation of America, Ltd. (L)	21,903	138,573
SunOpta, Inc. (I)	22,862	306,991
SunOpta, Inc. (U.S. Exchange) (I)	2,100	28,245
Superior Plus Corp. (L)	42,100	521,445
Surge Energy, Inc. (L)	34,169	212,709
TAG Oil, Ltd. (I)(L)	20,222	48,117
Taseko Mines, Ltd. (I)(L)	5,290	11,744
Taseko Mines, Ltd. (I)	53,246	117,855
Tembec, Inc. (I)(L)	40,748	87,937
Teranga Gold Corp. (I)	17,598	9,900
Teranga Gold Corp., ADR (I)	3,505	1,949
The Descartes Systems Group, Inc. (I)	10,532	140,647
The North West Company, Inc.	16,137	354,201
Theratechnologies, Inc. (I)	6,398	2,537
Timmins Gold Corp. (I)	66,972	85,236

12

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Canada (continued)

TORC Oil & Gas, Ltd.	1,180	$15,714
Toromont Industries, Ltd.	15,401	376,254
Torstar Corp., Class B	32,264	228,821
Total Energy Services, Inc.	10,539	207,514
Touchstone Exploration, Inc. (I)	10,235	8,495
Tourmaline Oil Corp. (I)(L)	1,006	50,101
Transcontinental, Inc., Class A	24,316	332,795
TransForce, Inc.	25,266	552,250
TransGlobe Energy Corp.	30,627	212,409
Transition Therapeutics, Inc. (I)	3,200	16,232
Trican Well Service, Ltd.	54,044	828,379
Trinidad Drilling, Ltd.	45,242	479,833
Twin Butte Energy, Ltd.	108,614	189,321
UEX Corp. (I)	14,600	5,925
Uni-Select, Inc.	6,540	181,670
Valener, Inc.	13,578	196,601
Vecima Networks, Inc. (I)	2,921	18,884
Veresen, Inc.	512	8,032
Vicwest, Inc.	5,763	57,029
Virginia Mines, Inc. (I)	3,063	34,407
Wajax Corp.	6,347	203,411
Wesdome Gold Mines, Ltd. (I)	11,600	8,024
Western Energy Services Corp.	22,926	230,042
Western Forest Products, Inc.	62,100	131,726
WesternOne, Inc.	4,400	32,545
Westport Innovations, Inc. (I)(L)	2,300	34,937
Westshore Terminals Investment Corp.	595	18,333
Whistler Blackcomb Holdings, Inc. (L)	11,451	173,618
Whitecap Resources, Inc. (L)	49,430	677,879
Wi-Lan, Inc.	55,498	173,511
Winpak, Ltd.	9,100	220,220
WSP Global, Inc.	12,378	439,160
Xtreme Drilling and Coil Services Corp. (I)	6,548	28,323
Zargon Oil & Gas, Ltd.	10,661	92,422
Zenith Epigenetics Corp. (I)	5,300	2,102

Cayman Islands 0.0%		14,071

Endeavour Mining Corp. (I)	20,900	14,071

China 0.0%		260,510

Aupu Group Holding Company, Ltd.	108,000	12,130
Bund Center Investment, Ltd.	222,000	39,061
Delong Holdings, Ltd. (I)	45,500	10,859
HanKore Environment Tech Group, Ltd. (I)	8,400	7,977
Sino Grandness Food Industry Group, Ltd. (I)	72,000	38,793
Xinyi Solar Holdings, Ltd. (I)	566,000	151,690

Cyprus 0.1%		404,868

Bank of Cyprus PCL (I)	157,222	0
Deep Sea Supply PLC (I)	19,635	29,610
ProSafe SE	41,251	345,843
Songa Offshore SE (I)	69,207	29,415

Denmark 1.7%		9,828,958

ALK-Abello A/S	1,799	280,845
Alm Brand A/S (I)	33,471	163,664

13

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Denmark (continued)

Ambu A/S	2,023	$130,411
Auriga Industries A/S (I)	5,953	248,717
Bang & Olufsen A/S (I)	8,198	93,265
Bavarian Nordic A/S (I)	11,114	253,869
BoConcept Holding A/S (I)	75	1,315
Brodrene Hartmann A/S	800	27,600
D/S Norden A/S	6,864	274,857
Dfds A/S	1,456	119,181
East Asiatic Company, Ltd. A/S	2,528	32,328
FLSmidth & Company A/S	12,831	752,827
Fluegger A/S	225	14,983
Genmab A/S (I)	10,447	422,583
GN Store Nord A/S	43,544	1,201,641
Gronlandsbanken AB	20	2,303
Harboes Bryggeri A/S	441	7,289
IC Companys A/S	3,014	104,305
Jeudan A/S	492	55,405
Jyske Bank A/S (I)	19,610	1,085,763
NKT Holding A/S	8,097	555,533
Nordjyske Bank A/S	1,190	25,876
Parken Sport & Entertainment A/S (I)	864	12,067
PER Aarsleff A/S	827	167,196
Ringkjoebing Landbobank A/S	1,164	254,588
Rockwool International A/S, B Shares	2,189	437,508
Royal Unibrew A/S	3,238	521,096
Schouw & Company A/S	4,906	249,998
SimCorp A/S	11,721	396,864
Solar A/S	2,890	240,479
Spar Nord Bank A/S	31,135	341,537
Sydbank A/S (I)	22,090	590,570
TK Development A/S (I)	14,699	26,885
Topdanmark A/S (I)	15,118	462,750
TopoTarget A/S (I)	22,209	16,146
Vestas Wind Systems A/S (I)	4,045	217,380
Vestjysk Bank A/S (I)	3,265	9,176
Zealand Pharma A/S (I)	2,591	30,158

Faroe Islands 0.0%		160,378

Bakkafrost P/F	8,598	160,378

Finland 2.8%		16,311,033

Afarak Group OYJ (I)	20,289	10,520
Ahlstrom OYJ	2,379	25,427
Aktia Bank OYJ	7,313	93,793
Alma Media OYJ (I)	11,325	42,884
Amer Sports OYJ	42,751	869,676
Apetitt OYJ	930	23,445
Aspo OYJ	4,876	39,273
Atria PLC	2,503	24,419
BasWare OYJ	1,417	70,554
Biotie Therapies OYJ (I)	35,851	12,218
Cargotec Corp. OYJ	13,137	546,897
Caverion Corp.	39,502	420,240
Citycon OYJ	99,549	366,525
Cramo OYJ	3,712	82,286
Digia PLC (I)	2,622	14,021

14

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Finland (continued)

Elektrobit OYJ	10,961	$40,523
Elisa OYJ, Class A	54,577	1,625,924
F-Secure OYJ	38,302	140,421
Finnair OYJ	35,466	139,704
Finnlines OYJ (I)	2,378	30,818
Fiskars OYJ Abp	11,949	326,034
HKScan OYJ	7,003	37,100
Huhtamaki OYJ	29,001	787,504
Ilkka-Yhtyma OYJ	2,083	6,613
Kemira OYJ	42,097	656,928
Kesko OYJ, A Shares	1,917	81,738
Kesko OYJ, B Shares	22,023	976,052
Konecranes OYJ	18,010	578,496
Lassila & Tikanoja OYJ	10,137	199,426
Lemminkainen OYJ	993	18,976
Metsa Board OYJ, Series B	88,841	417,908
Metso OYJ	8,342	324,317
Neste Oil OYJ (L)	52,692	1,079,343
Okmetic OYJ	2,212	14,045
Olvi OYJ, Series A	5,156	171,795
Oriola-KD OYJ	29,378	93,716
Orion OYJ, Class B (L)	24,449	771,008
Orion OYJ, Series A	6,771	215,018
Outokumpu OYJ (I)	722,180	254,630
Outotec OYJ (L)	57,733	648,654
PKC Group OYJ	7,087	206,862
Ponsse OYJ	1,465	22,132
Poyry OYJ (I)	12,889	69,249
Raisio OYJ	42,168	248,847
Ramirent OYJ	26,482	290,517
Rapala VMC OYJ	617	4,615
Rautaruukki OYJ	20,526	297,815
Sanoma OYJ	14,882	109,536
Stockmann OYJ ABP, Series A	1,949	31,128
Stockmann OYJ ABP, Series B	7,056	115,668
Talvivaara Mining Company PLC (I)(L)	90,559	10,558
Technopolis OYJ	30,810	183,196
Teleste OYJ	1,377	8,667
Tieto OYJ	24,201	672,434
Tikkurila OYJ	13,250	360,647
Uponor OYJ (L)	24,921	470,674
Vacon PLC	7,998	330,480
Vaisala OYJ	3,370	106,787
YIT OYJ (L)	45,085	492,352

France 4.5%		26,460,093

ABC Arbitrage	1,775	12,581
Air France-KLM (I)	53,194	811,524
Akka Technologies SA	705	23,396
ALBIOMA	6,438	171,606
Altamir	3,756	57,852
Alten SA	9,193	472,054
Altran Technologies SA (I)	51,932	570,120
April	6,582	159,061
Archos SA (I)	432	1,919
Assystem SA	4,749	145,848

15

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

France (continued)

Audika Groupe (I)	166	$2,937
Axway Software SA	728	24,137
Beneteau SA (I)	17,083	273,101
Bigben Interactive (I)	107	1,069
BioMerieux SA	4,170	471,753
Boiron SA	2,707	249,059
Bonduelle SCA	5,499	163,960
Bongrain SA	1,532	135,349
Bourbon SA (L)	17,662	553,039
Bull SA (I)	24,244	165,382
Burelle SA	123	125,183
Cegedim SA (I)	1,622	57,035
Cegid SA	1,783	79,860
Chargeurs SA (I)	6,364	47,795
Cie des Alpes	1,909	43,459
Ciments Francais SA	2,237	242,302
Club Mediterranee SA (I)	4,985	134,168
Compagnie Plastic Omnium SA	18,208	619,160
Derichebourg SA	30,974	102,382
Devoteam SA	1,307	33,008
Eiffage SA	1,682	119,564
Electricite de Strasbourg SA	142	21,137
Esso SA Francaise	513	27,148
Etablissements Maurel et Prom SA	18,722	321,940
Euler Hermes SA	680	81,190
Euro Disney SCA (I)	3,416	18,817
Exel Industries SA (L)	185	15,242
Faiveley Transport	1,900	146,141
Faurecia	17,647	726,260
Fimalac	2,383	193,527
Fleury Michon SA	344	27,443
GameLoft SA (I)	22,556	210,978
Gaumont SA	489	25,526
GEA	126	14,509
GL Events SA	3,290	78,446
Groupe Crit	526	34,446
Groupe Eurotunnel SA	17,307	228,870
Groupe Gorge	478	13,549
Groupe Steria SCA (L)	9,321	253,061
Guerbet SA	1,644	73,954
Haulotte Group SA (I)	4,229	68,683
Havas SA (L)	92,745	799,049
Hi-Media SA (I)	9,055	24,554
Ingenico SA (L)	9,114	827,470
Interparfums SA	3,068	130,574
Ipsen SA	8,099	397,285
IPSOS	12,659	502,996
Jacquet Metal Service	4,671	106,972
Korian-Medica	13,268	524,025
Lagardere SCA	39,934	1,391,323
Laurent-Perrier	543	53,645
Lectra	8,076	88,046
LISI	1,564	240,997
Maisons France Confort	1,083	52,388
Manitou BF SA	2,368	41,928
Manutan International	908	62,840

16

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

France (continued)

Marseill Tunnel Prado-Carena	219	$8,915
Mersen	3,157	94,749
Metropole Television SA (L)	18,150	368,146
MGI Coutier	105	21,945
Montupet	2,372	213,361
Naturex	1,868	166,809
Neopost SA (L)	11,337	909,512
Nexans SA	9,495	561,299
Nexity SA	9,689	407,651
NextRadioTV	546	18,399
Norbert Dentressangle SA	1,271	197,354
NRJ Group (I)	2,509	29,385
Orpea	10,001	713,859
Parrot SA (I)	2,312	59,094
Pierre & Vacances SA (I)	1,815	85,425
Rallye SA	9,462	492,687
Recylex SA (I)	2,379	7,945
Remy Cointreau SA	919	85,216
Robertet SA	258	59,263
Rubis SCA	11,508	791,130
Saft Groupe SA	11,110	379,546
Samse SA	285	35,360
Sartorius Stedim Biotech	847	153,023
Schneider Electric SE (I)	5,531	521,046
SEB SA	6,799	613,457
Seche Environnement SA	1,623	70,648
Sequana SA (I)	920	7,057
Societe d'Edition de Canal Plus	21,988	181,342
Societe Industrielle d'Aviations Latecoere SA (I)	1,647	29,306
Societe Internationale de Plantations d'Heveas SA	288	13,477
Societe Television Francaise 1	42,715	762,286
SOITEC (I)(L)	51,366	221,303
Solocal Group (I)(L)	108,614	127,463
Somfy SA	383	139,339
Sopra Group SA	1,754	198,132
Stef SA	1,579	137,290
Store Electronic (I)	124	2,704
Synergie SA	2,549	73,022
Technicolor SA (I)	55,357	408,608
Teleperformance	19,264	1,205,972
Tessi SA	410	55,881
Theolia SA (I)	10,701	18,817
Thermador Groupe	1,127	120,306
Touax SA	271	7,202
Trigano SA (I)	2,853	70,672
UBISOFT Entertainment (I)	36,509	730,248
Union Financiere de France Banque SA	577	16,160
Valneva SE (I)(L)	3,912	32,943
Vetoquinol SA	670	33,709
Vicat SA	5,347	455,949
Viel & Compagnie SA	6,515	20,708
Vilmorin & Compagnie SA	1,633	216,196
Virbac SA	755	176,526
VM Materiaux SA	539	23,336
Vranken-Pommery Monopole Group SA	407	14,293

17

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Gabon 0.0%		$127,514

Total Gabon SA	211	127,514

Germany 5.5%		32,372,919

Aareal Bank AG	21,708	1,029,050
ADVA Optical Networking SE (I)	14,956	68,721
Air Berlin PLC (I)	5,366	10,623
Aixtron SE NA (I)	17,077	251,693
Aixtron SE, ADR (I)	3,360	49,358
Allgeier SE	1,897	46,167
Amadeus Fire AG	1,170	99,479
Aurubis AG	8,222	448,091
Balda AG	3,880	17,753
Bauer AG	3,572	89,781
BayWa AG	5,268	294,496
Bechtle AG	6,895	609,831
Bertrandt AG	1,134	176,314
Bijou Brigitte AG	1,741	165,544
Biotest AG	323	39,106
Borussia Dortmund GmbH & Company KGaA	27,856	146,167
CANCOM SE	5,946	298,733
Carl Zeiss Meditec AG	10,155	303,570
Celesio AG	34,202	1,218,356
CENIT AG	2,997	49,938
CENTROTEC Sustainable AG	4,066	101,744
Cewe Color Holding AG	2,266	168,355
comdirect bank AG	14,328	156,348
CompuGroup Medical AG	9,736	262,840
Constantin Medien AG (I)	7,438	13,622
CropEnergies AG	7,965	49,849
CTS Eventim AG	7,188	445,158
DAB Bank AG	3,886	20,178
Data Modul AG	635	17,705
Delticom AG (L)	2,284	107,471
Deufol SE (I)	3,614	4,367
Deutsche Beteiligungs AG	222	6,092
Deutsche Wohnen AG	39,640	879,975
Deutsche Wohnen AG (I)	39,367	850,561
Deutz AG	37,738	318,749
Dialog Semiconductor PLC (I)	23,925	740,410
DMG MORI SEIKI AG	28,236	899,884
Dr Hoenle AG	593	12,754
Draegerwerk AG & Company KGaA	986	89,796
Drillisch AG	19,160	707,872
Duerr AG	5,792	496,293
Eckert & Ziegler AG	2,133	78,031
Elmos Semiconductor AG	4,483	96,068
ElringKlinger AG	11,052	445,655
Euromicron AG (L)	1,373	25,624
Evotec AG (I)(L)	38,628	194,012
First Sensor AG (I)	680	10,182
Francotyp-Postalia Holding AG (I)	2,607	16,429
Freenet AG	38,674	1,202,132
Gerresheimer AG	10,669	718,400
Gerry Weber International AG	4,364	232,453
Gesco AG	1,167	119,393
GFK AG	5,703	313,579

18

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Germany (continued)

GFT Technologies AG	3,465	$47,936
Grammer AG	5,254	307,445
Grenkeleasing AG	1,123	117,389
H&R AG (I)	1,666	16,698
Hamburger Hafen und Logistik AG	9,989	252,114
Hawesko Holding AG (L)	1,017	59,485
Heidelberger Druckmaschinen AG (I)	115,600	392,785
Homag Group AG	1,517	47,923
Indus Holding AG	10,323	503,792
Init Innovation In Traffic Systems AG	1,078	32,579
Intershop Communications AG (I)(L)	2,654	5,873
Isra Vision AG	1,225	83,450
Jenoptik AG	21,084	362,680
Joyou AG (I)	308	4,932
Kloeckner & Company SE (I)	44,926	756,653
Koenig & Bauer AG	4,281	72,118
Kontron AG	18,337	125,300
Krones AG	4,922	479,945
KSB AG	73	51,742
KUKA AG (L)	9,672	551,980
KWS Saat AG	861	297,095
Leoni AG	12,569	1,007,316
LPKF Laser & Electronics AG	8,835	184,986
Manz AG (I)	872	85,930
MasterFlex AG (I)	414	4,090
Mediclin AG (I)	8,179	46,849
Medigene AG (I)	843	5,530
MLP AG	14,178	98,229
Mobotix AG	402	7,158
MorphoSys AG (I)	2,062	187,067
Muehlbauer Holding AG & Company KGaA	397	10,819
MVV Energie AG (L)	2,452	76,843
Nemetschek AG	1,967	187,880
Nordex SE (I)	26,497	580,868
Norma Group SE	12,656	690,122
OHB AG (L)	2,619	83,997
Patrizia Immobilien AG (I)	12,862	163,055
Pfeiffer Vacuum Technology AG	3,724	406,068
PNE Wind AG (L)	16,577	70,444
PSI AG	2,339	45,046
PVA TePla AG	1,400	4,490
QSC AG	42,179	199,686
R Stahl AG	823	52,133
Rational AG	466	144,714
Rheinmetall AG	15,900	1,089,807
Rhoen-Klinikum AG	39,678	1,309,140
RIB Software AG	7,057	128,884
SAF-Holland SA	16,905	276,070
Salzgitter AG	5,274	225,722
Schaltbau Holding AG	680	49,957
SGL Carbon SE	2,341	79,926
SHW AG	490	31,056
Singulus Technologies AG (I)	9,647	28,755
Sixt SE	6,249	267,119
SKW Stahl-Metallurgie Holding AG (L)	2,060	29,008
SMA Solar Technology AG	4,351	174,455

19

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Germany (continued)

SMT Scharf AG	1,261	$30,406
Softing AG	838	17,611
Software AG	8,708	335,381
Solarworld AG (I)(L)	90	2,350
Stada Arzneimittel AG (L)	21,836	1,026,538
Stroeer Media AG (I)	7,167	136,858
Suss Microtec AG (I)	4,892	57,733
TAG Immobilien AG (L)	28,673	360,095
Takkt AG	9,177	186,175
Technotrans AG	2,268	27,856
Telegate AG	848	6,847
Tom Tailor Holding AG (I)	5,865	116,517
Tomorrow Focus AG	802	4,341
TUI AG	55,781	951,364
Vossloh AG	2,354	229,657
VTG AG	4,122	90,477
Wacker Neuson SE	9,310	196,833
Washtec AG	1,640	28,024
Wincor Nixdorf AG	10,001	651,451
XING AG	764	98,520

Gibraltar 0.1%		615,769

888 Holdings PLC	55,416	116,715
Bwin.Party Digital Entertainment PLC	248,582	499,054

Greece 0.0%		101

Alapis Holding Industrial and Commercial SA of Pharmaceutical (I)	1,810	101
TT Hellenic Postbank SA (I)	20,725	0

Guernsey, Channel Islands 0.0%		55,653

Raven Russia, Ltd.	40,951	51,937
Tethys Petroleum, Ltd. (I)	10,200	3,716

Hong Kong 2.9%		16,994,208

Alco Holdings, Ltd.	54,000	9,336
Allied Group, Ltd.	18,000	78,752
Allied Properties HK, Ltd.	726,000	123,801
Apac Resources, Ltd. (I)	98,541	2,185
APT Satellite Holdings, Ltd.	85,500	117,636
Asia Financial Holdings, Ltd.	66,000	27,174
Asia Satellite Telecom Holdings Company, Ltd.	35,220	142,305
Asia Standard International Group, Ltd.	354,000	86,828
Associated International Hotels, Ltd.	26,000	73,799
Bonjour Holdings, Ltd.	495,000	74,136
Brightoil Petroleum Holdings Ltd (I)	934,000	244,794
Brockman Mining, Ltd. (I)(L)	855,430	38,043
Burwill Holdings Ltd. (I)	464,000	15,000
Cafe de Coral Holdings, Ltd.	118,000	370,837
Century City International Holdings, Ltd.	164,000	12,276
Champion Technology Holdings, Ltd.	494,000	11,795
Chen Hsong Holdings	40,000	12,135
Chevalier International Holdings, Ltd.	40,000	64,524
China Daye Non-Ferrous Metals Mining, Ltd. (I)	944,000	16,190
China Electronics Corp. Holdings Company, Ltd.	152,000	32,223
China Energy Development Holdings, Ltd. (I)	658,000	8,495
China Metal International Holdings, Inc.	58,000	20,230

20

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Hong Kong (continued)

China Nuclear Industry 23 International Corp., Ltd. (I)	6,000	$969
China Solar Energy Holdings Ltd. (I)	127,000	2,949
China Star Entertainment, Ltd.	1,900,000	29,933
China Strategic Holdings, Ltd. (I)	610,000	12,524
China Ting Group Holdings, Ltd.	124,000	7,945
China Tycoon Beverage Holdings, Ltd. (I)	104,000	3,126
Chong Hing Bank, Ltd. (L)	16,388	33,013
Chow Sang Sang Holdings International, Ltd.	116,000	284,888
Chu Kong Shipping Enterprise Group Company, Ltd.	104,000	23,642
Chuang's Consortium International, Ltd.	164,021	20,115
Citic Telecom International Holdings, Ltd.	368,000	128,791
CK Life Sciences International Holdings, Inc. (L)	1,270,000	122,995
Convenience Retail Asia, Ltd.	68,000	44,280
CP Lotus Corp. (I)	280,000	7,055
Cross-Harbour Holdings, Ltd.	22,000	18,452
CSI Properties, Ltd	2,266,333	81,965
CST Mining Group, Ltd. (I)	2,383,040	16,018
Culturecom Holdings, Ltd. (I)(L)	100,000	12,400
Dah Sing Banking Group, Ltd.	123,648	206,411
Dah Sing Financial Holdings, Ltd.	55,144	295,025
Dan Form Holdings Company, Ltd.	66,000	6,138
Dickson Concepts International, Ltd.	94,000	55,592
DMX Technologies Group, Ltd.	34,000	5,100
Dorsett Hospitality International, Ltd.	299,000	51,364
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	215,000	85,812
Emperor International Holdings, Ltd.	320,250	70,320
Emperor Watch & Jewellery, Ltd.	1,310,000	94,841
ENM Holdings, Ltd. (I)	60,000	3,445
EPI Holdings, Ltd. (I)	1,630,000	39,178
Esprit Holdings, Ltd.	630,150	929,614
eSun Holdings, Ltd. (I)	113,000	12,850
Fairwood Holdings, Ltd.	29,500	61,909
Far East Consortium International, Ltd.	489,116	176,265
Fortune Oil PLC	276,527	59,298
Fountain SET Holdings, Ltd. (I)	170,000	19,985
Future Bright Holdings, Ltd.	126,000	61,207
G-Resources Group, Ltd. (I)	8,689,800	220,240
Get Nice Holdings, Ltd.	1,244,000	57,815
Giordano International, Ltd.	451,708	252,665
Glorious Sun Enterprises, Ltd.	88,000	20,220
Goldin Properties Holdings, Ltd. (I)	89,000	53,630
Guangnan Holdings, Ltd.	108,000	13,666
Guotai Junan International Holdings, Ltd. (L)	151,000	81,340
Haitong International Securities Group, Ltd. (L)	194,520	96,350
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hao Tian Development Group, Ltd. (I)	704,000	12,906
Harbour Centre Development, Ltd.	37,500	63,955
HKR International, Ltd.	393,600	151,892
Hong Kong Aircraft Engineering Company, Ltd.	12,400	147,121
Hong Kong Television Network, Ltd. (I)	31,000	9,361
Hong Kong Television Network, Ltd., ADR	1,717	10,113
Hongkong Chinese, Ltd.	216,000	47,642
Hop Hing Group Holdings, Ltd.	412,000	11,628
Hopewell Holdings, Ltd.	221,000	770,722
Hsin Chong Construction Group, Ltd.	416,000	59,641

21

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Hong Kong (continued)

Hung Hing Printing Group, Ltd.	76,216	$11,907
Hutchison Telecommunications Hong Kong Holdings, Ltd.	434,000	161,301
Imagi International Holdings, Ltd. (I)	2,263,500	25,721
Integrated Waste Solutions Group Holdings, Ltd. (I)	216,000	12,256
IRC, Ltd. (I)	400,000	37,732
IT, Ltd.	234,808	77,307
Johnson Electric Holdings, Ltd.	530,000	459,284
K Wah International Holdings, Ltd.	477,465	333,349
Keck Seng Investments, Ltd.	1,000	833
King Stone Energy Group, Ltd. (I)	120,000	3,868
Kingston Financial Group, Ltd.	1,860,000	197,057
Kowloon Development Company, Ltd.	135,000	167,177
Lai Sun Development (I)	3,946,333	95,786
Lee's Pharmaceutical Holdings, Ltd.	70,000	81,174
Lifestyle International Holdings, Ltd.	161,000	311,621
Lippo China Resources, Ltd.	1,494,000	78,156
Lippo, Ltd.	31,250	17,617
Liu Chong Hing Investment, Ltd.	60,000	75,437
Luen Thai Holdings, Ltd.	103,000	30,408
Luk Fook Holdings International, Ltd.	104,000	263,912
Lung Kee Holdings, Ltd.	48,000	17,533
Magnificent Estates	438,000	21,789
Man Wah Holdings, Ltd.	106,400	173,495
Man Yue Technology Holdings, Ltd.	46,000	16,984
Mei Ah Entertainment Group, Ltd. (I)	500,000	26,450
Midland Holdings, Ltd. (L)	322,000	149,633
Ming Fai International Holdings, Ltd.	41,000	3,864
Ming Fung Jewellery Group, Ltd. (I)	1,305,000	13,300
Miramar Hotel & Investment Company, Ltd.	8,000	10,370
Mongolia Energy Company, Ltd. (I)	130,000	2,686
National Electronic Holdings, Ltd.	40,000	4,388
Natural Beauty Bio-Technology, Ltd.	230,000	10,855
Neo-Neon Holdings, Ltd. (I)	228,000	48,366
Neptune Group, Ltd. (I)	540,000	12,980
New Times Energy Corp., Ltd. (I)	24,400	1,199
NewOcean Energy Holdings, Ltd. (L)	342,000	228,388
Next Media, Ltd. (I)	144,000	15,441
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	295,000	19,449
Oriental Watch Holdings, Ltd.	190,000	47,325
Pacific Andes International Holdings, Ltd.	342,870	13,732
Pacific Basin Shipping, Ltd.	632,000	393,568
Pacific Textile Holdings, Ltd.	153,000	187,976
Paliburg Holdings, Ltd.	71,380	23,304
Paradise Entertainment, Ltd. (I)	128,000	102,574
PCCW, Ltd.	476,000	259,137
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	322,000	8,833
Perfect Shape PRC Holdings, Ltd.	48,000	12,342
Pico Far East Holdings, Ltd.	204,000	47,357
Playmates Holdings, Ltd.	52,000	65,363
Playmates Toys, Ltd.	188,000	61,421
PNG Resources Holdings, Ltd.	792,000	7,267
Polytec Asset Holdings, Ltd.	500,000	76,031
Public Financial Holdings, Ltd.	48,000	22,323
PYI Corp., Ltd.	1,100,801	22,305
Regal Hotels International Holdings, Ltd.	195,200	119,506

22

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Hong Kong (continued)

Richfield Group Holdings, Ltd. (I)	176,000	$4,909
Rising Development Holdings, Ltd. (I)	104,000	60,096
SA SA International Holdings, Ltd. (L)	324,000	220,169
SAS Dragon Holdings, Ltd.	38,000	30,601
SEA Holdings, Ltd.	52,000	29,868
Shenyin Wanguo HK, Ltd.	75,000	27,633
Shougang Concord Technology Holdings (I)	556,000	19,763
Shun Tak Holdings, Ltd.	549,250	262,604
Silver Base Group Holdings, Ltd. (I)(L)	258,000	38,370
Simsen International Corp., Ltd. (I)	136,000	49,040
Sing Tao News Corp., Ltd.	58,000	7,855
Singamas Container Holdings, Ltd.	670,000	141,105
Sitoy Group Holdings, Ltd.	76,000	46,182
SmarTone Telecommunications Holdings, Ltd. (L)	124,500	142,671
SOCAM Development, Ltd.	116,927	134,803
Solomon Systech International, Ltd. (I)	504,000	23,429
Soundwill Holdings, Ltd.	42,000	74,792
Stella International Holdings, Ltd.	159,500	423,986
Stelux Holdings International, Ltd.	200,000	59,680
Sun Hung Kai & Company, Ltd. (L)	262,318	187,307
Superb Summit International Group, Ltd. (I)(L)	1,183,000	161,602
TAI Cheung Holdings, Ltd.	82,000	60,211
Tan Chong International, Ltd.	63,000	27,458
Tao Heung Holdings, Ltd.	95,000	58,143
Television Broadcasts, Ltd.	106,600	671,924
Texwinca Holdings, Ltd.	236,000	247,310
The Hongkong & Shanghai Hotels, Ltd.	120,500	174,815
Titan Petrochemicals Group, Ltd. (I)	600,000	19,038
Tradelink Electronic Commerce, Ltd.	176,000	43,784
Transport International Holdings, Ltd.	88,000	159,001
Trinity, Ltd.	352,000	84,510
TSC Group Holdings, Ltd. (I)	135,000	62,960
Tse Sui Luen Jewellery International, Ltd.	34,000	14,214
United Laboratories International Holdings, Ltd. (I)(L)	224,500	139,196
Value Partners Group, Ltd.	264,000	167,182
Varitronix International, Ltd.	142,000	149,373
Victory City International Holdings, Ltd.	373,485	52,650
Vitasoy International Holdings, Ltd.	198,000	268,136
VST Holdings Company, Ltd.	204,400	44,649
VTech Holdings, Ltd.	21,800	293,768
Wai Kee Holdings, Ltd.	72,000	18,494
Wang On Group, Ltd.	940,000	22,311
Wing Hang Bank, Ltd.	6,000	95,844
Wing On Company International, Ltd.	17,000	46,629
Wing Tai Properties, Ltd.	68,000	40,811
Xinyi Glass Holdings Company, Ltd.	566,000	396,426
YGM Trading, Ltd.	22,000	50,654

India 0.1%		686,860

Vedanta Resources PLC	37,139	686,860

Ireland 1.8%		10,394,228

Aer Lingus Group PLC	25,626	49,611
Beazley PLC	181,281	744,161
C&C Group PLC	62,603	383,406
DCC PLC	26,347	1,550,854

23

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Ireland (continued)

Endo International PLC (I)	6,896	$493,017
FBD Holdings PLC	9,931	229,968
Glanbia PLC	43,057	672,072
Grafton Group PLC	43,829	419,110
Greencore Group PLC	147,219	719,280
Henderson Group PLC	332,360	1,393,238
IFG Group PLC	16,014	35,841
Irish Continental Group PLC	3,305	121,225
Kenmare Resources PLC (I)	214,459	40,451
Kingspan Group PLC	38,438	688,112
Paddy Power PLC	6,497	463,435
Smurfit Kappa Group PLC	83,710	2,020,807
UDG Healthcare PLC	63,974	369,640

Isle of Man 0.0%		140,491

Hansard Global PLC	11,952	17,980
Playtech PLC	10,693	122,511

Israel 0.8%		4,837,484

Africa Israel Investments, Ltd. (I)	48,495	102,359
Africa Israel Properties, Ltd. (I)	3,376	64,742
Airport City, Ltd. (I)	9,707	97,513
AL-ROV Israel, Ltd. (I)	722	29,688
Allot Communications, Ltd. (I)	357	4,803
Alrov Properties And Lodgings, Ltd. (I)	820	24,210
Amot Investments, Ltd.	15,275	49,876
AudioCodes, Ltd. (I)	2,505	15,915
Avgol Industries 1953, Ltd.	11,336	11,144
Azorim-Investment Development & Construction Company, Ltd. (I)	28,861	26,176
Babylon, Ltd.	5,123	6,794
Bayside Land Corp.	184	49,959
Big Shopping Centers 2004, Ltd.	625	26,456
Blue Square Real Estate, Ltd.	192	7,720
Brainsway, Ltd. (I)	1,628	24,748
Cellcom Israel, Ltd.	12,962	170,156
Cellcom Israel, Ltd.	1,000	12,980
Ceragon Networks, Ltd. (I)	4,174	9,387
Clal Biotechnology Industries, Ltd. (I)	10,503	25,894
Clal Insurance Enterprise Holdings, Ltd.	7,277	140,668
Cohen Development & Industrial Buildings, Ltd. (I)	330	11,581
Compugen, Ltd. (I)	6,770	57,608
Delek Automotive Systems, Ltd.	7,899	80,324
Delta Galil Industries, Ltd.	3,158	95,777
Elbit Systems, Ltd.	2,127	133,091
Electra Israel, Ltd.	513	74,697
Elron Electronic Industries, Ltd. (I)	3,504	34,549
Evogene, Ltd. (I)	4,508	77,751
EZchip Semiconductor, Ltd. (I)	2,348	58,580
EZchip Semiconductor, Ltd. (I)(L)	5,278	129,364
First International Bank of Israel, Ltd.	6,732	110,355
Formula Systems, Ltd.	1,691	51,547
Fox Wizel, Ltd.	130	3,296
Frutarom Industries, Ltd.	12,348	305,793
Gilat Satellite Networks, Ltd. (I)	5,111	24,674
Gilat Satellite Networks, Ltd. (I)(L)	621	3,062
Hadera Paper, Ltd. (I)	503	22,827

24

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Israel (continued)

Harel Insurance Investments & Financial Services, Ltd.	40,770	$239,555
Industrial Buildings Corp.	11,196	24,090
Israel Discount Bank, Ltd. (I)	20,157	35,496
Ituran Location & Control, Ltd.	4,735	113,197
Jerusalem Oil Exploration (I)	3,071	136,724
Kamada, Ltd. (I)	6,739	53,399
Magic Software Enterprises, Ltd.	2,657	21,360
Matrix IT, Ltd.	9,853	61,890
Mazor Robotics, Ltd. (I)	7,832	66,800
Melisron, Ltd.	3,687	98,589
Menorah Mivtachim Holdings, Ltd.	10,287	124,886
Migdal Insurance Financial Holding, Ltd.	23,844	38,821
Mivtach Shamir Holdings, Ltd.	1,098	37,231
Naphtha Israel Petroleum Corp., Ltd. (I)	12,717	92,482
Nitsba Holdings 1995, Ltd. (I)	12,429	186,096
Nova Measuring Instruments, Ltd. (I)	8,212	88,473
Oil Refineries, Ltd. (I)	268,829	79,647
Ormat Industries, Ltd.	16,555	128,348
Osem Investments, Ltd.	547	12,536
Partner Communications Company, Ltd. (I)	23,067	194,372
Paz Oil Company, Ltd.	1,232	201,643
Perion Network, Ltd. (I)	699	7,490
Plasson Industries, Ltd.	449	19,306
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,722	83,499
Sapiens International Corp. NV (I)	5,270	42,358
Shikun & Binui, Ltd.	53,364	130,050
Shufersal, Ltd.	25,929	95,070
Strauss Group, Ltd.	4,662	88,719
The Phoenix Holdings, Ltd.	23,033	85,508
Tower Semiconductor, Ltd. (I)	6,428	60,740
Union Bank of Israel, Ltd. (I)	2,889	13,045

Italy 3.4%		19,829,888

A2A SpA	441,083	528,919
ACEA SpA	18,335	260,749
Aeroporto di Venezia Marco Polo SpA (L)	5,677	99,406
Alerion Cleanpower SpA	3,853	18,631
Amplifon SpA	35,403	219,035
Ansaldo STS SpA	33,546	359,794
Arnoldo Mondadori Editore SpA (I)	23,185	36,664
Ascopiave SpA	11,217	33,271
Astaldi SpA	17,730	191,779
Autogrill SpA (I)	35,555	340,734
Azimut Holding SpA	35,238	965,676
Banca Finnat Euramerica SpA	10,675	7,403
Banca Generali SpA	13,612	398,080
Banca IFIS SpA	5,519	109,273
Banca Monte dei Paschi di Siena SpA (I)(L)	6,433	217,965
Banca Popolare dell'Emilia Romagna SC (I)	89,818	1,005,473
Banca Popolare dell'Etruria e del Lazio (I)	51,501	65,540
Banca Popolare di Milano SpA (I)	787,891	720,760
Banca Popolare di Sondrio SCRL (L)	48,721	322,258
Banca Profilo SpA	23,984	13,127
Banco di Desio e della Brianza SpA	6,382	27,426
Banco Popolare SC (I)	37,171	717,952
BasicNet SpA (I)	1,902	6,039

25

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Italy (continued)

Beghelli SpA (I)	11,564	$7,337
Biesse SpA	1,821	18,744
Brembo SpA	11,013	433,222
Brunello Cucinelli SpA	7,111	182,687
Buzzi Unicem SpA	27,302	475,363
Cairo Communication SpA	9,146	76,340
Caltagirone Editore SpA (I)	5,211	8,738
Cementir SpA	16,168	139,325
CIR-Compagnie Industriali Riunite SpA (I)	187,652	267,969
Credito Bergamasco SpA	711	19,052
Credito Emiliano SpA	30,822	302,948
Credito Valtellinese Scarl (I)(L)	112,338	162,447
Danieli & C Officine Meccaniche SpA	4,650	155,279
Datalogic SpA	2,667	34,520
Davide Campari Milano SpA	36,479	312,302
De'Longhi SpA	16,959	377,268
DeA Capital SpA (I)	4,303	8,574
Delclima (I)	18,320	39,526
DiaSorin SpA	6,837	290,602
Ei Towers SpA	2,951	166,395
Elica SpA	3,807	9,971
Engineering Ingegneria Informatica SpA	2,056	137,694
ERG SpA	23,689	353,507
Esprinet SpA	8,689	96,466
Eurotech SpA (I)	6,938	22,146
Falck Renewables SpA	24,071	43,979
Finmeccanica SpA (I)	54,630	449,176
Gas Plus SpA	265	1,708
Geox SpA	15,381	62,031
Gruppo Editoriale L'Espresso SpA (I)(L)	46,761	103,567
Gruppo Mutuionline SpA	889	6,319
Gtech SpA	11,643	320,737
Hera SpA	184,479	528,122
IMMSI SpA (I)	38,562	38,899
Impregilo SpA	3,194	18,737
Indesit Company SpA	19,346	283,922
Industria Macchine Automatiche SpA	4,695	212,804
Intek Group SpA (I)	26,355	14,413
Interpump SpA	32,223	452,297
Iren SpA	195,043	308,868
Italcementi SpA	27,907	317,024
Italmobiliare SpA (I)	2,729	113,415
Juventus Football Club SpA (I)	144,708	46,366
La Doria SpA	1,227	11,182
Landi Renzo SpA (I)	9,280	15,872
Maire Tecnimont SpA (I)	30,346	100,281
MARR SpA	10,396	189,565
Nice SpA	3,458	14,327
Piaggio & C SpA	50,033	187,506
Prelios SpA (I)(L)	11,532	9,470
Prima Industrie SpA (I)	735	14,404
Prysmian SpA	26,574	617,398
RCS MediaGroup SpA (I)	32,476	67,397
Recordati SpA	29,781	501,686
Reply SpA	1,989	167,582
Sabaf SpA	962	18,370

26

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Italy (continued)

Safilo Group SpA (I)	13,971	$326,241
Saras SpA (I)	52,964	78,427
Snai SpA (I)	6,500	18,495
Societa Cattolica di Assicurazioni SCRL	17,799	424,180
Societa Iniziative Autostradali e Servizi SpA	23,492	300,506
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	437	18,191
Socotherm SpA (I)	2,703	252
Sogefi SpA	21,868	129,269
SOL SpA	8,923	75,003
Sorin SpA (I)	107,753	321,005
Tiscali SpA (I)	111,831	10,608
Tod's SpA (L)	2,196	298,747
Trevi Finanziaria Industriale SpA	17,515	172,504
TXT e-solutions SpA	974	12,426
Unipol Gruppo Finanziario SpA	80,180	483,179
Vianini Lavori SpA	4,074	31,003
Vittoria Assicurazioni SpA	10,447	143,050
World Duty Free SpA (I)	35,555	495,148
Yoox SpA (I)	12,662	406,272
Zignago Vetro SpA	10,467	83,582

Japan 20.5%		120,639,756

A&D Company, Ltd.	5,600	26,896
Accordia Golf Company, Ltd. (L)	32,000	410,847
Achilles Corp.	58,000	77,218
Adastria Holdings Company, Ltd.	5,120	117,193
ADEKA Corp.	30,391	352,894
Aderans Company, Ltd.	7,000	104,840
Advan Company, Ltd.	2,100	22,224
Advanex, Inc.	2,000	2,864
Aeon Delight Company, Ltd.	600	14,440
Aeon Fantasy Company, Ltd. (L)	3,900	47,562
AGORA Hospitality Group Company, Ltd. (I)	74,000	29,923
Ahresty Corp.	6,200	53,141
Ai Holdings Corp.	12,100	209,158
Aica Kogyo Company, Ltd.	14,700	320,574
Aichi Corp.	17,100	73,067
Aichi Steel Corp.	37,000	132,219
Aichi Tokei Denki Company, Ltd.	6,000	16,841
Aida Engineering, Ltd.	18,200	160,935
Ain Pharmaciez, Inc.	3,300	150,568
Aiphone Company, Ltd.	6,600	114,971
Airport Facilities Company, Ltd.	8,100	55,593
Aisan Industry Company, Ltd.	8,900	70,837
Aizawa Securities Company, Ltd.	12,700	69,820
Akebono Brake Industry Company, Ltd.	27,400	129,684
Alconix Corp.	500	11,641
Alinco, Inc.	3,800	41,857
Allied Telesis Holdings KK	6,100	4,815
Alpen Company, Ltd.	5,100	88,162
Alpha Corp.	1,000	9,742
Alpha Systems, Inc.	1,120	15,600
Alpine Electronics, Inc.	16,415	201,916
Alps Logistics Company, Ltd.	2,000	20,974
Altech Corp.	4,500	44,660
Amano Corp.	19,000	189,860

27

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Amiyaki Tei Company, Ltd.	1,000	$31,670
Amuse, Inc.	3,200	52,430
Anest Iwata Corp.	12,000	66,186
Anritsu Corp.	16,597	172,440
AOI Electronics Company, Ltd.	700	14,927
AOKI Holdings, Inc.	11,800	166,348
Aoyama Trading Company, Ltd.	11,200	303,319
Arakawa Chemical Industries, Ltd.	5,100	45,988
Arata Corp.	14,000	43,925
Araya Industrial Company, Ltd.	21,000	30,895
Arc Land Sakamoto Company, Ltd.	7,000	142,927
Arcs Company, Ltd.	10,184	206,341
Argo Graphics, Inc.	2,600	41,547
Ariake Japan Company, Ltd.	6,300	157,385
Arisawa Manufacturing Company, Ltd.	11,700	72,965
Arrk Corp. (I)	12,900	23,086
Artnature, Inc.	1,600	45,041
As One Corp.	5,400	167,921
Asahi Broadcasting Corp.	900	5,318
Asahi Company, Ltd.	5,000	66,865
Asahi Diamond Industrial Company, Ltd.	20,400	330,859
Asahi Holdings, Inc.	7,800	131,062
Asahi Intecc Company, Ltd.	600	23,957
Asahi Kogyosha Company, Ltd.	2,000	7,620
Asahi Net, Inc.	3,000	15,222
Asahi Organic Chemicals Industry Company, Ltd.	31,000	62,630
Asatsu-DK, Inc.	10,800	260,200
Ashimori Industry Company, Ltd. (I)	14,000	18,640
ASKA Pharmaceutical Company, Ltd.	7,000	66,087
ASKUL Corp. (L)	3,500	85,501
Asunaro Aoki Construction Company, Ltd.	4,000	23,050
Atsugi Company, Ltd.	40,000	40,581
Autobacs Seven Company, Ltd.	19,500	319,533
Avex Group Holdings, Inc.	8,200	140,309
Axell Corp.	3,300	45,666
Axial Retailing, Inc.	4,400	68,812
Azbil Corp.	17,900	409,072
Bando Chemical Industries, Ltd.	29,000	110,980
Bank of the Ryukyus, Ltd.	15,900	215,811
Belc Company, Ltd.	3,900	82,621
Belluna Company, Ltd.	16,300	79,084
Benefit One, Inc.	4,500	33,975
Best Bridal, Inc.	3,200	19,107
Best Denki Company, Ltd.	25,700	38,547
Bic Camera, Inc.	22,200	163,720
Biofermin Pharmaceutical Company, Ltd.	1,500	35,639
Bit-isle, Inc.	4,000	24,329
BML, Inc.	5,200	199,153
Bookoff Corp.	2,100	15,281
Bunka Shutter Company, Ltd.	24,000	162,176
C Uyemura & Company, Ltd.	2,600	125,932
CAC Corp.	4,000	44,493
Calsonic Kansei Corp.	49,000	307,317
Can Do Company, Ltd.	3,300	49,702
Canon Electronics, Inc.	7,100	124,768
Capcom Company, Ltd.	7,200	122,231

28

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Carlit Holdings Company, Ltd.	2,600	$12,146
Cawachi, Ltd.	6,700	123,673
Central Glass Company, Ltd.	75,432	254,927
Central Sports Company, Ltd.	1,300	19,952
Chino Corp.	6,000	13,235
Chiyoda Company, Ltd.	7,900	181,867
Chiyoda Integre Company, Ltd.	6,600	99,705
Chofu Seisakusho Company, Ltd.	2,800	70,956
Chori Company, Ltd.	4,000	45,195
Chubu Shiryo Company, Ltd.	6,800	41,108
Chudenko Corp.	6,700	97,001
Chuetsu Pulp & Paper Company, Ltd.	39,000	66,908
Chugai Mining Company, Ltd. (I)	34,900	10,669
Chugai Ro Company, Ltd.	26,000	50,697
Chugoku Marine Paints, Ltd.	26,000	180,438
Chuo Denki Kogyo Company, Ltd.	2,000	6,313
Chuo Gyorui Company, Ltd.	3,000	6,768
Chuo Spring Company, Ltd.	1,000	3,011
CKD Corp.	25,100	216,999
Clarion Company, Ltd. (I)	20,000	46,258
Cleanup Corp.	9,900	84,877
CMIC Holdings Company, Ltd.	3,300	49,322
CMK Corp.	13,000	31,912
Coca-Cola Central Japan Company, Ltd.	11,687	277,283
Cocokara Fine Holdings, Inc.	5,030	143,226
Colowide Company, Ltd.	7,000	75,803
Computer Engineering & Consulting, Ltd.	1,500	9,012
CONEXIO Corp.	4,500	37,598
COOKPAD, Inc.	700	15,703
Corona Corp.	6,300	68,007
Cosel Company, Ltd.	9,800	113,572
Cosmo Oil Company, Ltd.	206,000	396,301
CREATE SD HOLDINGS Company, Ltd.	3,500	117,323
CTI Engineering Company, Ltd.	1,500	15,064
Cybozu, Inc.	4,500	16,038
Dai Nippon Toryo Company, Ltd.	48,000	70,155
Dai-Dan Company, Ltd.	7,000	38,235
Dai-Ichi Kogyo Seiyaku Company, Ltd.	6,000	20,074
Dai-ichi Seiko Company, Ltd.	1,800	24,196
Daibiru Corp.	13,500	135,005
Daido Kogyo Company, Ltd.	18,000	43,817
Daido Metal Company, Ltd.	11,000	117,659
Daidoh, Ltd.	9,700	49,680
Daifuku Company, Ltd.	28,000	367,370
Daihatsu Diesel Manufacturing Company, Ltd.	9,000	67,164
Daihen Corp.	40,000	153,340
Daiho Corp.	10,000	37,528
Daiichi Jitsugyo Company, Ltd.	17,000	76,414
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	9,340
Daiichikosho Company, Ltd.	8,500	250,961
Daiken Corp.	38,000	106,454
Daiken Medical Company, Ltd.	1,000	15,456
Daiki Aluminium Industry Company, Ltd.	5,000	14,170
Daiko Clearing Services Corp.	2,200	12,745
Daikoku Denki Company, Ltd.	2,700	40,526
Daikokutenbussan Company, Ltd.	1,500	38,177

29

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Daikyo, Inc.	100,144	$214,714
Dainichi Company, Ltd.	2,100	14,678
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	25,000	112,151
Dainippon Screen Manufacturing Company, Ltd.	39,000	167,970
Daio Paper Corp.	31,000	369,437
Daiseki Company, Ltd.	6,200	109,541
Daishinku Corp.	14,000	53,192
Daiso Company, Ltd.	27,000	91,850
Daisyo Corp.	2,100	26,392
Daito Pharmaceutical Company, Ltd.	3,500	53,435
Daiwa Industries, Ltd.	5,000	32,012
Daiwabo Holdings Company, Ltd.	91,000	166,118
DC Company, Ltd.	5,300	25,976
DCM Holdings Company, Ltd.	26,120	178,497
Denki Kagaku Kogyo KK	136,000	495,933
Denki Kogyo Company, Ltd.	12,000	67,574
Denyo Company, Ltd.	7,400	108,206
Descente, Ltd.	20,000	170,125
Doshisha Company, Ltd.	9,400	144,118
Doutor Nichires Holdings Company, Ltd.	8,893	152,007
Dr. Ci:Labo Company, Ltd.	2,600	83,348
DTS Corp.	8,800	152,208
Dunlop Sports Company, Ltd.	4,800	57,671
Duskin Company, Ltd.	15,100	279,747
Dwango Company, Ltd. (L)	1,600	42,350
Dydo Drinco, Inc.	1,500	61,210
Dynic Corp.	1,000	1,489
Eagle Industry Company, Ltd.	9,000	154,824
Earth Chemical Company, Ltd.	1,800	66,578
Ebara Jitsugyo Company, Ltd.	3,300	46,425
EDION Corp.	29,100	198,529
Eidai Company, Ltd.	8,000	36,839
Eiken Chemical Company, Ltd.	4,100	68,772
Eizo Corp.	7,200	187,489
Elecom Company, Ltd.	1,400	28,858
Elematec Corp.	3,300	58,103
Emori & Company, Ltd.	2,000	33,924
en-japan, Inc.	700	12,486
Endo Lighting Corp.	1,100	15,341
Enplas Corp.	1,700	111,449
Enshu, Ltd. (I)	34,000	40,038
EPS Corp.	4,800	56,929
Espec Corp.	9,700	75,638
Excel Company, Ltd.	1,600	28,264
Exedy Corp.	9,500	257,056
Ezaki Glico Company, Ltd.	21,000	269,890
F-Tech, Inc.	3,500	41,210
F@N Communications Inc.	4,200	63,826
Faith, Inc.	510	5,050
FALCO HOLDINGS Company, Ltd.	1,800	18,485
Fancl Corp.	14,700	175,059
FCC Company, Ltd.	10,400	175,854
Ferrotec Corp.	13,300	84,731
Fidea Holdings Company, Ltd.	47,006	88,566
Fields Corp.	4,500	60,344
Financial Products Group Co Ltd.	2,100	20,617

30

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

First Juken Company, Ltd.	200	$2,602
Foster Electric Company, Ltd.	7,400	81,156
FP Corp.	8,000	252,973
France Bed Holdings Company, Ltd.	43,000	77,593
Fudo Tetra Corp.	69,500	130,358
Fuji Company, Ltd.	6,200	121,757
Fuji Corp., Ltd.	13,000	72,983
Fuji Electronics Company, Ltd.	2,300	28,063
Fuji Kiko Company, Ltd.	4,000	15,017
Fuji Kosan Company, Ltd.	1,100	6,919
Fuji Kyuko Company, Ltd.	7,000	72,060
Fuji Oil Company, Ltd	12,000	33,729
Fuji Oil Company, Ltd.	20,000	250,615
Fuji Pharma Company, Ltd.	4,000	73,262
Fuji Seal International, Inc.	6,500	196,125
Fuji Soft, Inc.	6,200	127,818
Fujibo Holdings, Inc.	40,000	112,087
Fujicco Company, Ltd.	8,000	99,737
Fujikura Kasei Company, Ltd.	8,500	41,412
Fujikura, Ltd.	121,000	534,403
Fujimi, Inc.	7,500	87,152
Fujimori Kogyo Company, Ltd.	4,100	130,746
Fujisash Company, Ltd. (I)	22,400	33,864
Fujitec Company, Ltd.	23,000	257,915
Fujitsu Frontech, Ltd.	2,000	19,922
Fujitsu General, Ltd.	18,000	195,866
Fujiya Company, Ltd.	47,000	88,263
Fukoku Company, Ltd.	800	7,111
Fukuda Corp.	4,000	20,662
Fukushima Industries Corp.	4,600	67,564
Fukuyama Transporting Company, Ltd. (L)	46,000	276,294
Funai Consulting, Inc.	9,600	78,493
Funai Electric Company, Ltd.	3,500	33,851
Furukawa Battery Company, Ltd.	3,000	19,370
Furukawa Company, Ltd.	90,000	171,512
Furukawa Electric Company, Ltd.	199,000	413,033
Furuno Electric Company, Ltd.	7,400	48,036
Furusato Industries, Ltd.	400	4,655
Furuya Metal Company, Ltd.	1,400	33,917
Fuso Pharmaceutical Industries, Ltd.	26,000	81,070
Futaba Corp.	5,657	84,034
Futaba Industrial Company, Ltd.	19,900	89,744
Future System Consulting Corp.	1,900	10,935
Fuyo General Lease Company, Ltd.	3,700	147,862
G-Tekt Corp.	6,800	83,942
Gakken Company, Ltd.	18,000	49,117
Gecoss Corp.	4,000	38,198
Geo Holdings Corp.	15,400	126,368
GLOBERIDE, Inc.	29,000	33,786
Glory, Ltd.	12,800	380,068
GMO Internet, Inc.	14,900	153,210
GMO Payment Gateway, Inc.	1,300	47,481
Godo Steel, Ltd.	46,000	63,165
Goldcrest Company, Ltd.	6,470	132,865
Goldwin, Inc.	9,000	42,502
Gourmet Kineya Company, Ltd.	3,000	22,156

31

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

GSI Creos Corp.	11,000	$14,015
Gulliver International Company, Ltd.	13,000	100,403
Gun-Ei Chemical Industry Company, Ltd.	18,000	69,114
Gunze, Ltd.	69,000	192,244
Gurunavi, Inc.	6,800	98,178
H-One Company, Ltd.	3,400	25,857
H20 Retailing Corp.	19,000	151,498
Hagihara Industries, Inc.	600	9,200
Hakuto Company, Ltd.	5,400	49,822
Hakuyosha Company, Ltd.	2,000	4,802
Hamakyorex Company, Ltd.	3,700	106,323
Hanwa Company, Ltd.	61,000	244,493
Happinet Corp.	6,200	80,322
Hard Off Corporation Company, Ltd.	1,300	10,839
Harima Chemicals, Inc.	900	3,955
Haruyama Trading Company, Ltd.	2,700	18,704
Hazama Corp.	54,400	264,008
Heiwa Corp.	2,400	50,119
Heiwa Real Estate Company, Ltd.	11,300	173,188
Heiwado Company, Ltd.	11,100	162,604
Hi-lex Corp.	6,900	168,853
Hibiya Engineering, Ltd.	8,300	120,312
Hiday Hidaka Corp.	3,840	81,114
Higashi Nihon House Company Ltd.	16,000	80,091
Higo Bank, Ltd.	59,000	306,385
Himaraya Company, Ltd.	600	6,281
Hioki Ee Corp.	2,600	37,050
Hiramatsu, Inc.	5,800	35,543
HIS Company, Ltd.	6,600	195,941
Hisaka Works, Ltd.	4,000	36,263
Hitachi Koki Company, Ltd.	19,500	154,513
Hitachi Kokusai Electric, Inc.	6,000	74,826
Hitachi Zosen Corp.	46,180	224,879
Hodogaya Chemical Company, Ltd.	25,000	46,406
Hogy Medical Company, Ltd.	3,600	193,584
Hokkaido Gas Company, Ltd. (L)	19,000	51,723
Hokkan Holdings, Ltd.	17,000	47,420
Hokuetsu Paper Mills, Ltd.	44,000	215,325
Hokuriku Electric Industry Company, Ltd.	25,000	33,090
Hokuto Corp.	8,800	168,949
Honeys Company, Ltd. (L)	6,460	58,903
Hoosiers Holdings Company, Ltd.	4,100	19,405
Horiba, Ltd.	11,292	376,141
Hosiden Corp.	27,700	153,445
Hosokawa Micron Corp.	12,000	72,947
House Food Corp.	11,100	201,850
Howa Machinery, Ltd.	3,100	22,469
Hyakujushi Bank, Ltd.	82,000	278,408
I-Net Corp.	600	4,391
IBJ Leasing Company, Ltd.	2,900	69,562
Ichibanya Company, Ltd.	1,200	46,801
Ichikoh Industries, Ltd.	7,000	10,424
Ichinen Holdings Company, Ltd.	7,500	54,796
Ichiyoshi Securities Company, Ltd.	1,600	21,029
ICOM, Inc.	1,000	22,898
Idec Corp.	11,800	101,321

32

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Ihara Chemical Industry Company, Ltd.	18,000	$146,482
Iida Group Holdings Company, Ltd.	21,422	324,024
Iino Kaiun Kaisha, Ltd.	27,700	141,227
IJT Technology Holdings Company, Ltd. (I)	2,360	8,603
Ikyu Corp.	1,700	19,874
Imagica Robot Holdings, Inc.	2,500	13,060
Imasen Electric Industrial	4,700	63,034
Imperial Hotel, Ltd.	2,300	53,430
Inaba Denki Sangyo Company, Ltd.	7,600	238,320
Inaba Seisakusho Company, Ltd.	1,900	24,094
Inabata & Company, Ltd.	19,000	168,379
Inageya Company, Ltd.	8,600	85,494
Ines Corp.	12,700	80,320
Infocom Corp.	4,400	36,016
Information Services International-Dentsu, Ltd.	5,900	70,664
Innotech Corp.	7,900	35,987
Intage, Inc.	5,800	71,229
Internet Initiative Japan, Inc.	6,700	174,864
Inui Steamship Company, Ltd.	11,400	34,945
Inui Warehouse Company, Ltd.	700	6,183
Iriso Electronics Company, Ltd.	4,200	231,283
Ise Chemical Corp.	3,000	20,603
Iseki & Company, Ltd.	54,000	137,339
Ishihara Sangyo Kaisha, Ltd. (I)	161,000	127,329
Ishii Iron Works Company, Ltd.	16,000	34,187
IT Holdings Corp.	26,400	449,449
Itfor, Inc.	11,000	45,477
Itochu Enex Company, Ltd.	24,800	159,634
Itochu-Shokuhin Company, Ltd.	1,700	58,137
Itoham Foods, Inc.	57,000	249,381
Itoki Corpitoki Corp.	13,500	109,730
IwaiCosmo Holdings, Inc.	8,900	90,906
Iwasaki Electric Company, Ltd.	34,000	80,728
Iwatani Corp.	62,000	358,483
Iwatsu Electric Company, Ltd.	55,000	48,339
Izumiya Company, Ltd.	21,773	103,946
Izutsuya Company, Ltd. (I)	17,000	11,903
J-Oil Mills, Inc.	35,000	105,363
Jalux, Inc.	1,500	16,250
Jamco Corp.	3,000	53,839
Janome Sewing Machine Company, Ltd. (I)	97,000	79,564
Japan Airport Terminal Company, Ltd.	6,300	162,764
Japan Aviation Electronics Industry, Ltd.	19,000	354,731
Japan Communications, Inc. (I)	7,300	49,840
Japan Digital Laboratory Company, Ltd.	10,400	168,906
Japan Drilling Company, Ltd.	1,500	59,452
Japan Pulp & Paper Company, Ltd.	38,000	129,542
Japan Radio Company, Ltd. (I)	29,000	134,057
Japan Transcity Corp., Ltd.	12,000	38,551
Japan Vilene Company, Ltd.	13,000	69,143
Jastec Company, Ltd.	2,100	14,563
JBCC Holdings, Inc.	8,400	61,352
JCU Corp.	500	32,779
JK Holdings Company, Ltd.	3,600	18,786
JMS Company, Ltd.	7,000	19,646
Joban Kosan Company, Ltd.	20,000	27,610

33

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Joshin Denki Company, Ltd.	13,000	$110,853
Jowa Holdings Company, Ltd.	3,000	103,332
JSP Corp.	8,000	126,721
Juroku Bank, Ltd.	109,000	378,732
Justsystems Corp. (I)	16,400	134,946
JVC Kenwood Corp.	46,428	87,384
K&O Energy Group, Inc. (I)	6,000	81,390
K's Holdings Corp.	6,300	181,993
Kabuki-Za Company, Ltd.	1,000	46,978
Kadokawa Holdings, Inc.	5,700	179,201
Kaga Electronics Company, Ltd.	8,000	103,277
Kagome Company, Ltd.	1,800	30,766
Kaken Pharmaceutical Company, Ltd.	22,000	439,804
Kakiyasu Honten Company, Ltd.	2,100	30,841
Kameda Seika Company, Ltd.	4,600	139,177
Kamei Corp.	9,500	71,966
Kanaden Corp.	4,000	28,131
Kanagawa Chuo Kotsu Company, Ltd.	14,000	69,254
Kanamoto Company, Ltd.	8,000	296,497
Kandenko Company, Ltd.	37,000	203,048
Kanematsu Corp.	142,000	231,669
Kanematsu Electronics, Ltd.	4,200	57,411
Kansai Super Market, Ltd.	2,400	18,950
Kansai Urban Banking Corp.	88,000	103,342
Kanto Denka Kogyo Company, Ltd. (I)	16,000	37,363
Kasai Kogyo Company, Ltd.	10,000	69,131
Kasumi Company, Ltd.	13,200	93,169
Katakura Industries Company, Ltd.	7,800	94,214
Kato Sangyo Company, Ltd.	6,300	133,625
Kato Works Company, Ltd.	20,000	117,249
KAWADA TECHNOLOGIES, Inc.	1,000	35,247
Kawai Musical Instruments Manufacturing Company, Ltd.	34,000	65,006
Kawasumi Laboratories, Inc.	2,000	12,436
Keihanshin Real Estate Company, Ltd.	11,900	61,653
Keihin Company, Ltd.	10,000	14,322
Keihin Corp.	15,800	237,800
Keiyo Company, Ltd.	9,600	45,127
Kenko Mayonnaise Company, Ltd.	200	1,802
Kentucky Fried Chicken Japan, Ltd.	1,000	20,923
KEY Coffee, Inc.	6,300	99,742
Kimoto Company, Ltd.	13,400	44,576
King Jim Company, Ltd.	3,700	27,514
Kintetsu World Express, Inc.	2,800	108,353
Kinugawa Rubber Industrial Company, Ltd.	16,000	77,346
Kissei Pharmaceutical Company, Ltd.	5,100	117,579
Kitagawa Iron Works Company, Ltd.	39,000	61,556
Kitano Construction Corp.	8,000	19,551
Kito Corp.	3,800	89,912
Kitz Corp.	33,700	173,252
Koa Corp.	12,700	120,200
Koatsu Gas Kogyo Company, Ltd.	9,000	50,276
Kohnan Shoji Company, Ltd.	10,400	103,678
Kohsoku Corp.	3,200	28,620
Koike Sanso Kogyo Company, Ltd.	5,000	10,262
Kojima Company, Ltd. (I)	4,900	15,101
Kokusai Company, Ltd.	500	6,559

34

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Kokuyo Company, Ltd.	26,973	$208,898
Komaihaltec, Inc.	6,000	15,880
Komatsu Seiren Company, Ltd.	4,000	21,187
Komatsu Wall Industry Company, Ltd.	1,200	26,999
Komeri Company, Ltd.	8,900	242,796
Komori Corp.	9,724	126,060
Konaka Company, Ltd.	6,300	41,167
Kondotec, Inc.	6,100	42,320
Konishi Company, Ltd.	5,200	99,683
Kosaido Company, Ltd.	2,300	9,707
Kose Corp.	2,300	81,301
Kosei Securities Company, Ltd.	8,000	14,420
Koshidaka Holdings Company, Ltd.	1,200	40,103
Kotobuki Spirits Company, Ltd.	1,300	28,436
Krosaki Harima Corp.	9,000	19,181
Kumiai Chemical Industry Company, Ltd.	17,000	115,566
Kura Corp.	3,300	68,771
Kurabo Industries, Ltd.	77,000	131,508
Kureha Corp.	48,000	233,697
Kurimoto, Ltd.	40,000	97,098
Kuroda Electric Company, Ltd.	13,400	191,560
Kusuri No Aoki Company, Ltd.	1,000	35,367
KYB Company, Ltd.	43,000	184,452
Kyodo Printing Company, Ltd.	30,000	85,309
Kyodo Shiryo Company, Ltd.	18,000	17,716
Kyoei Steel, Ltd.	6,000	100,328
Kyoei Tanker Company, Ltd.	5,000	9,776
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,600	155,073
Kyokuto Securities Company, Ltd.	3,600	54,343
Kyokuyo Company, Ltd.	28,000	71,425
Kyorin Company, Ltd.	12,700	245,977
Kyoritsu Maintenance Company, Ltd.	3,200	118,875
Kyosan Electric Manufacturing Company, Ltd.	15,000	50,215
Kyoto Kimono Yuzen Company, Ltd.	1,700	17,050
Kyowa Exeo Corp.	25,700	354,664
Kyowa Leather Cloth Company, Ltd.	200	912
Kyudenko Corp.	14,000	125,944
LAC Company, Ltd.	4,100	21,306
Land Business Company, Ltd.	7,800	30,257
Lasertec Corp.	4,800	47,848
LEC, Inc.	1,000	10,235
Leopalace21 Corp. (I)	26,900	122,983
Life Corp.	6,200	98,537
Lintec Corp.	15,200	281,598
Lion Corp.	5,000	28,767
Look, Inc.	7,000	17,866
Macnica, Inc.	4,000	119,373
Maeda Corp.	42,000	313,794
Maeda Kosen Company, Ltd.	1,100	15,372
Maeda Road Construction Company, Ltd.	20,000	323,079
Maezawa Kasei Industries Company, Ltd.	2,000	19,782
Maezawa Kyuso Industries Company, Ltd.	2,500	33,974
Makino Milling Machine Company, Ltd.	34,575	276,687
Mamiya-Op Company, Ltd.	9,000	20,627
Mandom Corp.	4,870	166,026
Mani, Inc.	400	18,833

35

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Mars Engineering Corp.	3,500	$65,013
Marubun Corp.	2,200	12,164
Marudai Food Company, Ltd.	33,000	103,503
Maruei Department Store Company, Ltd. (I)	7,000	12,305
Maruha Nichiro Corp.	11,381	179,547
Maruka Machinery Company, Ltd.	1,000	13,422
Marusan Securities Company, Ltd.	22,961	165,371
Maruwa Company, Ltd.	2,800	108,517
Maruyama Manufacturing Company, Inc.	17,000	39,089
Maruzen Showa Unyu Company, Ltd.	15,000	50,873
Marvelous AQL, Inc.	11,100	88,177
Matsuda Sangyo Company, Ltd.	5,520	66,298
Matsumotokiyoshi Holdings Company, Ltd.	5,100	174,789
Matsuya Foods Company, Ltd.	2,100	37,777
Max Company, Ltd.	11,000	120,104
Maxvalu Tokai Company, Ltd.	2,000	26,736
MEC Company, Ltd.	9,500	78,557
Medical System Network Company, Ltd.	1,400	4,935
Megachips Corp.	7,400	92,778
Megmilk Snow Brand Company, Ltd.	13,400	172,967
Meidensha Corp.	54,086	216,991
Meiji Shipping Company, Ltd.	3,900	13,836
Meiko Electronics Company, Ltd.	1,400	8,288
Meiko Network Japan Company, Ltd.	2,100	24,573
Meisei Industrial Company, Ltd.	15,000	79,325
Meitec Corp.	5,700	173,931
Meito Sangyo Company, Ltd.	1,500	16,144
Meiwa Corp.	4,000	17,735
Meiwa Estate Company, Ltd.	3,300	14,075
Melco Holdings, Inc.	4,900	85,686
Message Company, Ltd.	5,300	194,858
Micronics Japan Company, Ltd. (L)	2,500	141,330
Mikuni Corp.	1,000	3,715
Milbon Company, Ltd.	3,160	107,725
Mimasu Semiconductor Industry Company, Ltd.	5,700	50,307
Ministop Company, Ltd.	5,600	85,663
Miraial Company, Ltd. (L)	1,500	24,288
Mirait Holdings Corp.	18,580	174,953
Misawa Homes Company, Ltd.	7,300	83,760
Mitani Corp.	5,500	125,263
Mitani Sekisan Company, Ltd.	3,800	54,150
Mito Securities Company, Ltd.	18,000	61,240
Mitsuba Corp.	11,000	162,154
Mitsubishi Kakoki Kaisha, Ltd. (I)	11,000	18,990
Mitsubishi Nichiyu Forklift Company, Ltd.	5,000	31,411
Mitsubishi Paper Mills, Ltd. (I)	105,387	90,280
Mitsubishi Pencil Company, Ltd.	5,400	157,083
Mitsubishi Research Institute, Inc.	2,600	59,330
Mitsubishi Shokuhin Company, Ltd.	3,800	90,818
Mitsubishi Steel Manufacturing Company, Ltd.	53,000	105,153
Mitsuboshi Belting Company, Ltd.	20,000	111,551
Mitsui Engineering & Shipbuilding Company, Ltd.	229,000	445,712
Mitsui High-Tec, Inc.	7,900	49,562
Mitsui Home Company, Ltd.	9,000	41,125
Mitsui Knowledge Industry Company, Ltd.	10,400	15,669
Mitsui Matsushima Company, Ltd.	57,000	72,137

36

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Mitsui Mining & Smelting Company, Ltd.	194,000	$475,621
Mitsui Sugar Company, Ltd.	30,000	113,494
Mitsui-Soko Company, Ltd.	27,000	107,256
Mitsumi Electric Company, Ltd.	32,500	197,976
Mitsumura Printing Company, Ltd.	4,000	10,071
Mitsuuroko Holdings Company, Ltd.	16,100	87,862
Miura Company, Ltd.	9,300	294,951
Miyaji Engineering Group, Inc.	11,000	20,116
Miyazaki Bank, Ltd.	67,000	212,055
Miyoshi Oil & Fat Company, Ltd.	15,000	20,104
Mizuno Corp.	27,000	164,177
Mochida Pharmaceutical Company, Ltd.	3,600	243,392
Modec, Inc.	2,500	55,811
Monex Group, Inc.	45,600	154,360
Monotaro Company, Ltd.	700	16,216
Morinaga & Company, Ltd.	70,000	148,099
Morinaga Milk Industry Company, Ltd.	61,000	233,966
Morita Corp.	18,000	156,005
Morozoff, Ltd.	1,000	3,194
Mory Industries, Inc.	7,000	25,669
MOS Food Services, Inc.	7,400	154,393
Moshi Moshi Hotline, Inc.	14,500	143,301
Mr. Max Corp.	3,200	10,434
Murakami Corp.	3,000	42,150
Musashi Seimitsu Industry Company, Ltd.	6,100	138,505
Musashino Bank, Ltd.	10,900	358,871
Mutoh Holdings Company, Ltd.	5,000	22,048
NAC Company, Ltd.	3,400	45,152
Nachi-Fujikoshi Corp.	42,000	269,561
Nafco Company, Ltd.	3,900	61,729
Nagaileben Company, Ltd.	2,300	48,749
Nagano Keiki Company, Ltd.	700	4,708
Nagatanien Company, Ltd.	9,000	88,996
Nagawa Company, Ltd.	400	9,580
Nakabayashi Company, Ltd.	8,000	15,592
Nakamuraya Company, Ltd.	13,000	50,749
Nakanishi, Inc.	3,000	116,337
Nakayama Steel Works, Ltd. (I)	11,000	7,600
Nakayamafuku Company, Ltd.	2,500	20,177
Namura Shipbuilding Company, Ltd. (L)	12,400	101,237
Natori Company, Ltd.	600	6,444
NDS Company, Ltd.	11,000	30,825
NEC Capital Solutions, Ltd.	2,000	34,415
NEC Networks & System Integration Corp.	7,700	177,729
NET One Systems Company, Ltd.	29,600	222,196
Neturen Company, Ltd.	11,400	73,451
New Japan Chemical Company, Ltd. (I)	3,500	8,500
Nice Holdings, Inc.	34,000	62,745
Nichi-iko Pharmaceutical Company, Ltd.	13,500	195,506
Nichia Steel Works, Ltd.	4,000	11,475
Nichias Corp.	28,000	190,970
Nichiban Company, Ltd.	4,000	13,663
Nichicon Corp.	15,673	121,285
Nichiden Corp.	2,300	54,909
Nichiha Corp.	8,800	91,526
Nichii Gakkan Company, Ltd.	13,000	112,305

37

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Nichimo Company, Ltd.	7,000	$11,447
NICHIREI Corp.	77,000	380,920
Nichireki Company, Ltd.	8,000	82,783
Nidec Copal Electronics Corp.	3,000	24,151
Nifco, Inc.	13,704	403,301
NIFTY Corp.	900	12,670
Nihon Chouzai Company, Ltd.	90	2,301
Nihon Dempa Kogyo Company, Ltd.	6,100	52,074
Nihon Eslead Corp.	2,000	19,605
Nihon M&A Center, Inc.	6,600	171,818
Nihon Nohyaku Company, Ltd.	15,000	159,017
Nihon Parkerizing Company, Ltd.	14,000	309,591
Nihon Trim Company, Ltd.	600	21,078
Nihon Unisys, Ltd.	17,100	148,734
Nihon Yamamura Glass Company, Ltd.	40,000	60,661
Nikkiso Company, Ltd.	17,000	197,652
Nikko Company, Ltd.	5,000	22,498
Nippo Corp.	12,000	189,281
Nippon Beet Sugar Manufacturing Company, Ltd.	34,000	60,281
Nippon Carbon Company, Ltd.	45,000	73,695
Nippon Ceramic Company, Ltd.	2,900	50,029
Nippon Chemi-Con Corp. (I)	47,271	142,682
Nippon Chemical Industrial Company, Ltd. (I)	17,000	21,648
Nippon Chemiphar Company, Ltd.	7,000	31,698
Nippon Coke & Engineering Company, Ltd.	83,500	93,981
Nippon Concrete Industries Company, Ltd.	4,000	17,327
Nippon Denko Company, Ltd.	36,000	98,490
Nippon Densetsu Kogyo Company, Ltd.	11,000	162,039
Nippon Felt Company, Ltd.	2,700	12,055
Nippon Filcon Company, Ltd.	3,100	13,090
Nippon Fine Chemical Company, Ltd.	3,000	19,202
Nippon Flour Mills Company, Ltd.	35,000	185,454
Nippon Formula Feed Manufacturing Company, Ltd.	6,000	6,738
Nippon Gas Company, Ltd.	8,200	158,896
Nippon Hume Corp.	5,000	28,484
Nippon Jogesuido Sekkei Company, Ltd.	300	3,719
Nippon Kanzai Company, Ltd.	800	18,762
Nippon Kasei Chemical Company, Ltd.	5,000	6,560
Nippon Kinzoku Company, Ltd. (I)	4,000	5,253
Nippon Kodoshi Corp.	300	3,214
Nippon Koei Company, Ltd.	26,000	128,017
Nippon Konpo Unyu Soko Company, Ltd.	17,300	296,894
Nippon Koshuha Steel Company, Ltd. (I)	9,000	7,992
Nippon Light Metal Holdings Company, Ltd.	174,200	252,796
Nippon Parking Development Company, Ltd.	29,300	33,230
Nippon Pillar Packing Company, Ltd.	5,000	37,415
Nippon Piston Ring Company, Ltd.	24,000	41,652
Nippon Rietec Company, Ltd.	3,000	22,264
Nippon Seiki Company, Ltd.	14,000	243,663
Nippon Seisen Company, Ltd.	6,000	23,899
Nippon Sharyo, Ltd.	23,000	84,746
Nippon Sheet Glass Company, Ltd. (I)	298,000	359,163
Nippon Shinyaku Company, Ltd.	14,000	273,423
Nippon Soda Company, Ltd.	46,000	236,388
NIPPON STEEL & SUMIKIN TEXENG Company, Ltd.	11,000	46,759
Nippon Steel Trading Company., Ltd.	36,680	132,959

38

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Nippon Suisan Kaisha, Ltd. (I)	108,965	$344,962
Nippon Synthetic Chemical Industry Company, Ltd.	17,000	123,245
Nippon Thompson Company, Ltd.	27,000	131,806
Nippon Valqua Industries, Ltd.	34,000	91,469
Nipro Corp. (L)	28,700	253,641
Nishi-Nippon Railroad Company, Ltd.	129,000	502,826
Nishikawa Rubber Company, Ltd.	4,000	61,847
Nishimatsu Construction Company, Ltd.	66,000	260,095
Nishimatsuya Chain Company, Ltd.	17,300	137,446
Nishio Rent All Company, Ltd.	4,500	182,467
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	14,988
Nissei ASB Machine Company, Ltd.	2,300	37,556
Nissei Corp.	1,100	9,877
Nissei Plastic Industrial Company, Ltd.	2,300	12,620
Nissha Printing Company, Ltd.	5,000	76,760
Nisshin Fudosan Company, Ltd.	15,600	60,035
Nisshin Oillio Group, Ltd. (L)	34,000	117,766
Nisshin Steel Holdings Comapny, Ltd.	26,896	274,501
Nisshinbo Holdings, Inc.	48,000	453,564
Nissin Corp.	21,000	61,321
Nissin Electric Company, Ltd.	15,000	88,125
Nissin Kogyo Company, Ltd.	12,000	221,468
Nissin Sugar Holdings Company, Ltd.	500	10,722
Nissui Pharmaceutical Company, Ltd.	2,700	29,532
Nitta Corp.	6,900	149,935
Nitta Gelatin, Inc.	1,600	13,919
Nittan Valve Company, Ltd.	4,000	12,025
Nittetsu Mining Company, Ltd.	22,000	87,468
Nitto Boseki Company, Ltd.	58,229	218,793
Nitto FC Company, Ltd.	1,000	6,097
Nitto Kogyo Corp.	7,200	139,892
Nitto Kohki Company, Ltd.	3,500	66,870
Nitto Seiko Company, Ltd.	4,000	13,044
Nittoc Construction Company, Ltd.	20,400	72,458
Nittoku Engineering Company, Ltd. (L)	3,800	34,572
Noevir Holdings Company, Ltd.	6,500	122,969
NOF Corp.	44,000	341,349
Nohmi Bosai, Ltd.	10,000	137,636
Nomura Company, Ltd.	8,000	55,758
Noritake Company, Ltd.	41,000	102,259
Noritsu Koki Company, Ltd.	2,000	12,587
Noritz Corp.	8,700	173,236
North Pacific Bank, Ltd.	114,500	447,007
NS Solutions Corp.	5,300	131,888
NS United Shinwa Kaiun Kaisha, Ltd.	24,000	55,405
NSD Company, Ltd.	12,215	157,440
Nuflare Technology, Inc.	1,000	55,583
Obara Group, Inc.	3,300	126,761
Obayashi Road Corp.	18,000	95,216
OBIC Business Consultants, Ltd.	700	21,730
Odelic Company, Ltd.	1,000	27,412
Oenon Holdings, Inc.	28,000	67,912
Ohara, Inc.	2,000	11,638
Ohashi Technica, Inc.	900	7,844
Ohsho Food Service Corp.	3,600	146,612
Oiles Corp.	7,227	162,707

39

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Okabe Company, Ltd.	12,400	$168,804
Okamoto Industries, Inc.	22,000	75,136
Okamura Corp.	18,000	155,751
Okasan Holdings, Inc.	2,000	15,151
Oki Electric Industry Company, Ltd.	86,000	177,700
Okinawa Cellular Telephone Company	4,700	120,161
OKK Corp.	48,000	63,521
OKUMA Corp.	46,382	430,872
Okumura Corp.	54,000	229,718
Okura Industrial Company, Ltd.	19,000	60,059
Okuwa Company, Ltd.	7,000	63,443
Olympic Corp.	1,000	9,512
ONO Sokki Company, Ltd.	4,000	18,830
Onoken Company, Ltd.	4,600	51,411
Onward Holdings Company, Ltd.	42,000	287,239
OPT, Inc. (L)	3,900	28,984
Optex Company, Ltd.	3,700	62,621
Organo Corp.	20,000	95,473
Origin Electric Company, Ltd.	7,000	20,287
Osaka Organic Chemical Industry, Ltd.	3,200	13,562
Osaka Steel Company, Ltd.	4,300	71,207
OSAKA Titanium Technologies Company	5,800	117,408
Osaki Electric Company, Ltd.	9,000	50,044
OSG Corp.	20,000	343,126
Otsuka Kagu, Ltd.	2,100	19,447
Oyo Corp.	5,900	92,969
Pacific Industrial Company, Ltd.	14,100	106,950
Pacific Metals Company, Ltd.	48,000	228,400
Pal Company, Ltd.	3,200	71,776
Paltac Corp.	11,400	152,359
PanaHome Corp.	27,000	198,648
Panasonic Electric Works SUNX Company, Ltd.	6,100	27,843
Panasonic Information Systems	800	20,107
Paramount Bed Holdings Company, Ltd.	5,600	182,315
Parco Company, Ltd.	5,800	45,528
Paris Miki Holdings, Inc.	6,300	30,685
Pasco Corp.	4,000	15,905
Pasona Group, Inc.	7,800	37,910
Penta-Ocean Construction Company, Ltd.	98,000	288,295
Pigeon Corp.	6,462	301,692
Pilot Corp.	3,700	156,620
Piolax, Inc.	3,400	116,216
Pioneer Corp. (I)	88,400	188,227
Plenus Company, Ltd.	5,900	130,828
Press Kogyo Company, Ltd.	42,000	154,787
Pressance Corp.	2,000	56,217
Prestige International, Inc.	4,400	37,281
Prima Meat Packers, Ltd.	44,000	101,384
Pronexus, Inc.	5,900	45,874
Proto Corp.	4,300	60,020
PS Mitsubishi Construction Company, Ltd. (L)	8,700	41,249
Qol Company, Ltd.	1,800	10,366
Raito Kogyo Company, Ltd.	18,800	139,656
Rasa Industries, Ltd. (I)	11,000	14,553
Relo Holdings, Inc.	3,000	173,422
Rengo Company, Ltd.	65,000	309,200

40

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Renown, Inc. (I)	10,500	$12,000
Resorttrust, Inc.	21,000	388,879
Rhythm Watch Company, Ltd.	29,000	42,332
Ricoh Leasing Company, Ltd.	4,900	132,097
Right On Company, Ltd.	3,900	26,959
Riken Corp.	31,000	121,885
Riken Keiki Company, Ltd.	3,000	29,429
Riken Technos Corp.	8,000	36,810
Riken Vitamin Company, Ltd.	2,000	49,095
Rion Company, Ltd.	1,200	18,356
Riso Kagaku Corp.	5,100	137,499
Rock Field Company, Ltd.	3,300	60,043
Rohto Pharmaceutical Company, Ltd.	2,800	43,074
Rokko Butter Company, Ltd. (L)	2,600	22,327
Roland Corp.	2,500	46,076
Roland D.G. Corp.	300	11,037
Round One Corp.	28,000	187,847
Royal Holdings Company, Ltd.	8,100	126,408
Ryobi, Ltd.	51,000	156,084
Ryoden Trading Company, Ltd.	12,000	81,733
Ryosan Company, Ltd.	12,929	257,258
Ryoyo Electro Corp.	3,200	37,142
S Foods, Inc.	3,000	41,035
S&B Foods, Inc.	100	3,685
Sagami Chain Company, Ltd.	3,000	27,702
Saibu Gas Company, Ltd.	105,000	260,107
Saizeriya Company, Ltd.	10,600	130,804
Sakai Chemical Industry Company, Ltd.	34,000	96,800
Sakai Heavy Industries, Ltd.	6,000	18,339
Sakai Moving Service Company, Ltd.	1,100	36,277
Sakai Ovex Company, Ltd.	5,000	8,114
Sakata INX Corp.	14,000	118,676
Sakata Seed Corp.	8,800	118,365
Sala Corp.	4,500	23,652
San Holdings, Inc.	200	2,716
San-A Company, Ltd.	6,200	174,568
San-Ai Oil Company, Ltd.	20,000	142,191
Sanden Corp.	40,000	191,132
Sangetsu Company, Ltd.	9,300	243,226
Sanix, Inc. (I)(L)	8,500	125,884
Sanken Electric Company, Ltd.	39,437	302,000
Sanki Engineering Company, Ltd.	18,000	116,863
Sanko Marketing Foods Company, Ltd.	500	4,561
Sanko Metal Industrial Company, Ltd.	6,000	13,481
Sankyo Seiko Company, Ltd.	7,700	28,768
Sankyo Tateyama, Inc.	3,200	60,703
Sankyu, Inc.	86,000	384,016
Sanoh Industrial Company, Ltd.	8,300	53,516
Sanshin Electronics Company, Ltd.	8,900	54,383
Sanwa Shutter Corp.	58,124	397,560
Sanyo Chemical Industries, Ltd.	17,000	111,391
Sanyo Denki Company, Ltd.	12,000	77,458
Sanyo Electric Railway Company, Ltd.	6,000	25,607
Sanyo Housing Nagoya Company, Ltd.	5,200	50,426
Sanyo Shokai, Ltd.	40,000	91,433
Sanyo Special Steel Company, Ltd.	32,648	132,319

41

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Sapporo Holdings, Ltd.	103,000	$434,229
Sasebo Heavy Industries Company, Ltd. (I)	24,000	23,954
Sato Holdings Corp.	7,200	158,074
Satori Electric Company, Ltd.	2,400	15,084
Sawada Holdings Company, Ltd.	9,500	74,776
Saxa Holdings, Inc.	9,000	14,279
Scroll Corp.	4,000	10,004
Seibu Electric Industry Company, Ltd.	3,000	13,315
Seika Corp.	20,000	48,053
Seikagaku Corp.	5,700	63,994
Seikitokyu Kogyo Company, Ltd.	46,000	47,724
Seiko Holdings Corp.	45,000	181,478
Seiren Company, Ltd.	17,000	136,924
Sekisui Jushi Corp.	8,000	111,435
Sekisui Plastics Company, Ltd.	15,000	39,922
Senko Company, Ltd.	25,000	124,244
Senshu Electric Company, Ltd.	1,500	20,967
Senshu Ikeda Holdings, Inc.	66,600	317,342
Senshukai Company, Ltd.	11,200	95,095
Septeni Holdings Company, Ltd.	400	4,149
Seria Company, Ltd.	3,300	135,295
Shibaura Electronics Company, Ltd.	600	10,788
Shibaura Mechatronics Corp.	5,000	13,296
Shibusawa Warehouse Company, Ltd.	16,000	50,263
Shibuya Kogyo Company, Ltd.	3,600	98,190
Shidax Corp.	4,200	20,538
Shikibo, Ltd.	39,000	43,048
Shikoku Chemicals Corp.	16,000	108,104
Shima Seiki Manufacturing, Ltd.	8,200	132,492
Shimachu Company, Ltd.	14,300	322,580
Shimojima Company, Ltd.	1,800	18,690
Shin Nippon Air Technologies Company, Ltd.	3,100	18,915
Shin-Etsu Polymer Company, Ltd.	11,300	46,602
Shin-Keisei Electric Railway Company, Ltd.	4,000	14,873
Shinagawa Refractories Company, Ltd.	30,000	64,223
Shindengen Electric Manufacturing Company, Ltd.	22,000	114,492
Shinkawa, Ltd.	1,700	8,151
Shinko Electric Industries Company, Ltd.	22,600	185,928
Shinko Plantech Company, Ltd.	14,200	110,204
Shinko Shoji Company, Ltd.	5,500	49,264
Shinmaywa Industries, Ltd.	27,000	230,297
Shinnihon Corp.	8,000	23,061
Shinsho Corp.	10,000	22,295
Shinwa Company, Ltd.	2,000	23,443
Ship Healthcare Holdings, Inc.	9,500	337,088
Shiroki Corp.	17,000	33,854
Shizuki Electric Company, Inc.	3,000	12,497
Shizuoka Gas Company, Ltd.	20,900	127,867
Shobunsha Publications, Inc.	2,400	14,648
Shoei Foods Corp.	900	7,123
Shofu, Inc.	2,200	19,084
Shoko Company, Ltd.	33,000	45,865
Showa Aircraft Industry Company, Ltd.	1,000	10,844
Showa Corp.	14,600	159,894
Showa Sangyo Company, Ltd.	37,000	123,747
Siix Corp.	7,800	123,090

42

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Sinanen Company, Ltd.	15,000	$57,577
Sinfonia Technology Company, Ltd.	32,000	47,309
Sinko Industries Ltd.	5,100	47,729
Sintokogio, Ltd.	16,000	111,621
SKY Perfect JSAT Holdings, Inc.	44,200	230,657
SMK Corp.	22,000	81,881
SMS Company, Ltd.	2,200	55,807
SNT Corp.	3,200	12,714
Sodick Company Ltd.	17,900	65,340
Softbank Technology Corp.	800	11,737
Software Service, Inc.	900	31,119
Sogo Medical Company, Ltd.	1,500	61,797
Space Company, Ltd.	2,700	26,693
SPK Corp.	300	5,453
Square Enix Holdings Company, Ltd.	2,600	40,641
SRA Holdings, Inc.	3,400	52,016
ST Corp.	3,700	34,343
St. Marc Holdings Company, Ltd.	2,800	136,618
Star Micronics Company, Ltd.	17,300	228,653
Starbucks Coffee Japan, Ltd.	11,100	122,159
Starts Corp., Inc.	8,000	111,448
Starzen Company, Ltd.	27,000	74,337
Stella Chemifa Corp.	3,800	48,208
Step Company, Ltd.	2,000	14,942
Studio Alice Company, Ltd.	2,700	40,367
Sugimoto & Company, Ltd.	300	2,867
Sumida Corp.	2,600	16,866
Suminoe Textile Company, Ltd.	12,000	36,503
Sumitomo Bakelite Company, Ltd.	61,000	226,263
Sumitomo Densetsu Company, Ltd.	5,900	60,009
Sumitomo Mitsui Company, Ltd. (I)	34,000	35,585
Sumitomo Osaka Cement Company, Ltd.	125,000	452,524
Sumitomo Precision Products Company, Ltd.	9,000	35,160
Sumitomo Real Estate Sales Company, Ltd.	3,500	105,449
Sumitomo Seika Chemicals Company, Ltd.	19,000	125,126
Sumitomo Warehouse Company, Ltd.	43,952	219,153
Sun-Wa Technos Corp.	400	3,894
Suncall Corp.	5,000	28,291
SWCC Showa Holdings Company, Ltd. (I)	87,000	82,343
Systena Corp.	6,400	43,869
T Hasegawa Company, Ltd.	5,800	86,956
T RAD Company, Ltd.	27,000	66,122
T&K Toka Company, Ltd.	4,800	91,491
T-Gaia Corp.	1,100	10,642
Tachi-S Company, Ltd.	9,800	156,544
Tachibana Eletech Company, Ltd.	2,700	31,582
Tadano, Ltd.	22,000	335,103
Taihei Dengyo Kaisha, Ltd.	7,000	48,543
Taiheiyo Kouhatsu, Inc.	8,000	7,581
Taiho Kogyo Company, Ltd.	6,200	59,492
Taikisha, Ltd.	8,700	193,637
Taiko Pharmaceutical Company, Ltd.	1,000	15,289
Taisei Lamick Company, Ltd.	1,100	27,864
Taiyo Holdings Company, Ltd.	2,800	83,724
Taiyo Yuden Company, Ltd.	27,700	290,049
Takagi Securities Company, Ltd. (L)	16,000	40,263

43

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Takamatsu Construction Group Comapany, Ltd.	3,400	$52,486
Takano Company, Ltd.	2,000	10,767
Takaoka Toko Company, Ltd.	1,970	26,111
Takara Holdings, Inc.	14,000	100,140
Takara Leben Company, Ltd.	6,100	20,664
Takara Standard Company, Ltd.	29,000	230,917
Takasago International Corp.	33,000	157,134
Takasago Thermal Engineering Company, Ltd.	20,600	215,741
Takashima & Company, Ltd.	16,000	37,862
Take and Give Needs Company, Ltd.	2,480	33,584
Takeei Corp.	5,000	49,355
Takeuchi Manufacturing Company, Ltd.	5,200	157,355
Takihyo Company, Ltd.	4,000	16,134
Takiron Company, Ltd.	19,000	95,110
Takisawa Machine Tool Company, Ltd.	12,000	20,638
Takuma Company, Ltd.	18,000	108,833
Tamron Company, Ltd.	5,800	132,775
Tamura Corp.	24,000	85,706
Tanseisha Company, Ltd.	5,200	19,872
Tatsuta Electric Wire & Cable Company, Ltd.	12,300	69,494
Tayca Corp.	3,000	8,692
TBK Company, Ltd.	6,000	28,941
Techno Medica Company, Ltd.	1,500	31,488
Tecmo Koei Holdings Company, Ltd.	5,200	63,099
Teikoku Electric Manufacturing Company, Ltd.	3,100	86,690
Teikoku Sen-I Company, Ltd.	6,000	118,939
Teikoku Tsushin Kogyo Company, Ltd.	6,000	9,818
Tekken Corp.	68,000	194,821
tella, Inc. (I)	1,600	20,692
Tenma Corp.	2,100	29,249
The 77th Bank, Ltd.	47,000	226,383
The Aichi Bank, Ltd.	3,800	186,697
The Akita Bank, Ltd.	81,000	215,924
The Aomori Bank, Ltd.	85,000	237,685
The Awa Bank, Ltd.	71,000	386,490
The Bank of Iwate, Ltd.	6,400	273,016
The Bank of Kochi, Ltd.	37,000	54,299
The Bank of Nagoya, Ltd.	54,000	203,019
The Bank of Okinawa, Ltd.	6,188	261,043
The Bank of Saga, Ltd.	57,000	121,914
The Chiba Kogyo Bank, Ltd.	17,100	116,950
The Chukyo Bank, Ltd.	42,000	74,435
The Daiei, Inc. (I)	24,700	73,322
The Daisan Bank, Ltd.	64,000	111,585
The Daishi Bank, Ltd.	113,000	396,713
The Daito Bank, Ltd.	35,000	38,030
The Ehime Bank, Ltd.	71,253	162,164
The Eighteenth Bank, Ltd.	70,000	173,121
The Fukui Bank, Ltd.	96,188	223,686
The Fukushima Bank, Ltd.	88,000	72,122
The Higashi-Nippon Bank, Ltd.	41,000	99,780
The Hokkoku Bank, Ltd.	98,000	321,192
The Hokuetsu Bank, Ltd.	86,000	173,883
The Hyakugo Bank, Ltd.	82,000	320,512
The Japan Wool Textile Company, Ltd.	23,000	170,125
The Kagoshima Bank, Ltd.	53,000	334,666

44

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

The Keiyo Bank, Ltd.	84,000	$387,777
The Kinki Sharyo Company, Ltd.	12,000	35,850
The Kita-Nippon Bank, Ltd.	2,100	52,727
The Kiyo Bank, Ltd.	10,139	122,704
The Maruetsu, Inc.	7,000	24,125
The Michinoku Bank, Ltd.	53,000	109,561
The Mie Bank, Ltd.	36,000	77,327
The Minato Bank, Ltd.	59,000	101,642
The Monogatari Corp.	1,100	33,608
The Nagano Bank, Ltd.	25,000	44,290
The Nanto Bank, Ltd.	67,000	258,904
The Nippon Road Company, Ltd.	21,000	111,912
The Nippon Signal Company, Ltd.	17,100	152,710
The Ogaki Kyoritsu Bank, Ltd.	109,000	293,311
The Oita Bank, Ltd.	59,000	205,855
The Okinawa Electric Power Company, Inc.	4,700	152,285
The Pack Corp.	5,700	109,292
The San-in Godo Bank, Ltd.	53,000	369,638
The Shiga Bank, Ltd.	49,000	271,311
The Shikoku Bank, Ltd.	75,000	160,516
The Shimane Bank, Ltd.	200	2,543
The Shimizu Bank, Ltd.	2,600	67,692
The Taiko Bank, Ltd.	28,000	61,012
The Tochigi Bank, Ltd.	44,000	182,380
The Toho Bank, Ltd.	77,000	260,358
The Tohoku Bank, Ltd.	34,000	48,923
The Tokyo Tomin Bank, Ltd. (L)	13,400	149,124
The Torigoe Company, Ltd.	2,300	15,308
The Tottori Bank, Ltd.	25,000	46,515
The Towa Bank, Ltd.	85,000	77,939
The Yachiyo Bank, Ltd.	5,600	167,003
The Yamagata Bank, Ltd.	49,000	217,009
The Yamanashi Chuo Bank, Ltd.	54,255	240,353
The Yasuda Warehouse Company, Ltd.	6,200	62,569
Tigers Polymer Corp.	2,000	8,967
TKC Corp.	7,100	159,761
Toa Corp.	61,000	103,029
Toa Corp.	8,000	96,051
TOA Oil Company, Ltd.	14,000	24,508
TOA Road Corp.	15,000	60,704
Toabo Corp.	9,000	6,301
Toagosei Company, Ltd.	70,000	307,287
Tobishima Corp. (I)	40,900	60,572
Tobu Store Company, Ltd.	8,000	21,239
TOC Company, Ltd.	19,000	125,762
Tocalo Company, Ltd.	4,500	71,188
Toda Corp.	59,000	188,158
Toda Kogyo Corp.	19,000	52,458
Toei Animation Company, Ltd.	500	12,569
Toei Company, Ltd.	23,000	124,933
Toenec Corp.	13,000	69,301
Toho Company, Ltd.	16,000	57,924
Toho Holdings Company, Ltd.	15,000	290,473
Toho Titanium Company, Ltd.	10,300	69,673
Toho Zinc Company, Ltd.	47,000	155,227
Tohokushinsha Film Corp.	3,700	29,833

45

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Tohto Suisan Company, Ltd.	5,000	$9,120
Tokai Carbon Company, Ltd.	68,000	192,777
Tokai Corp.	2,800	69,605
Tokai Holdings Corp.	20,200	73,539
Tokai Lease Company, Ltd.	3,000	5,577
Tokai Rika Company, Ltd.	8,700	154,719
Tokai Rubber Industries, Ltd.	12,000	116,087
Token Corp.	2,050	90,273
Tokushu Tokai Paper Company, Ltd.	36,000	76,562
Tokuyama Corp.	113,000	329,841
Tokyo Derica Company, Ltd.	900	15,320
Tokyo Dome Corp.	38,000	188,187
Tokyo Electron Device, Ltd.	800	10,484
Tokyo Energy & Systems, Inc.	4,000	20,477
Tokyo Keiki, Inc.	28,000	64,950
Tokyo Ohka Kogyo Company, Ltd.	7,200	158,760
Tokyo Rakutenchi Company, Ltd.	6,000	28,337
Tokyo Rope Manufacturing Company, Ltd. (I)	27,000	35,742
Tokyo Sangyo Company, Ltd.	3,500	13,793
Tokyo Seimitsu Company, Ltd.	11,500	207,753
Tokyo Steel Manufacturing Company, Ltd.	35,200	163,660
Tokyo Tekko Company, Ltd.	20,000	87,766
Tokyo Theatres Company, Inc.	31,000	41,271
Tokyu Construction Company, Ltd.	14,350	61,228
Tokyu Recreation Company, Ltd.	4,000	24,012
Toli Corp.	7,000	14,558
Tomato Bank, Ltd.	38,000	64,000
Tomen Electronics Corp.	3,200	51,667
Tomoe Corp.	4,400	17,996
Tomoe Engineering Company, Ltd.	1,500	23,643
Tomoku Company, Ltd.	15,000	40,247
TOMONY Holdings, Inc.	60,600	252,049
Tomy Company, Ltd.	21,500	108,691
Tonami Holdings Company, Ltd.	13,000	27,521
Topcon Corp.	1,900	38,066
Toppan Forms Company, Ltd.	17,500	166,909
Topre Corp.	13,500	159,392
Topy Industries, Ltd.	70,000	128,346
Toridoll Corp.	4,000	37,184
Torii Pharmaceutical Company, Ltd.	1,700	49,914
Torishima Pump Manufacturing Company, Ltd.	8,100	62,322
Tosei Corp.	9,200	64,857
Toshiba Machine Company, Ltd.	32,000	136,519
Toshiba Plant Systems & Services Corp.	13,000	195,885
Toshiba TEC Corp.	43,000	286,615
Tosho Company, Ltd.	1,000	17,493
Tosho Printing Company, Ltd.	15,000	63,285
Totetsu Kogyo Company, Ltd.	6,800	142,770
Towa Corp.	4,400	28,171
Towa Pharmaceutical Company, Ltd.	3,500	141,109
Toyo Construction Company, Ltd.	23,300	81,625
Toyo Corp.	10,400	114,095
Toyo Electric Manufacturing Company, Ltd.	6,000	22,129
Toyo Engineering Corp.	34,000	166,405
Toyo Ink SC Holdings Company, Ltd.	61,000	268,433
Toyo Kanetsu KK	33,000	81,859

46

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Toyo Kohan Company, Ltd.	16,000	$87,026
Toyo Securities Company, Ltd.	22,000	62,914
Toyo Tanso Company, Ltd.	3,700	82,832
Toyo Tire & Rubber Company, Ltd.	54,000	475,320
Toyo Wharf & Warehouse Company, Ltd.	27,000	55,212
Toyobo Company, Ltd.	277,064	453,897
TPR Company, Ltd.	6,300	129,370
Trancom Company, Ltd.	2,100	73,291
Transcosmos, Inc.	6,900	140,119
Trusco Nakayama Corp.	5,900	132,454
TSI Holdings Company, Ltd.	30,505	198,588
Tsubakimoto Chain Company, Ltd.	44,000	341,172
Tsudakoma Corp. (I)	9,000	12,355
Tsugami Corp.	21,000	109,822
Tsukishima Kikai Company, Ltd.	6,000	62,147
Tsukuba Bank, Ltd.	31,500	106,709
Tsukui Corp.	9,400	91,127
Tsurumi Manufacturing Company, Ltd.	5,000	65,017
Tsutsumi Jewelry Company, Ltd.	900	20,211
TV Tokyo Holdings Corp.	800	11,692
U-Shin, Ltd. (L)	6,300	35,880
UACJ Corp.	59,718	209,895
Uchida Yoko Company, Ltd.	11,000	32,722
UKC Holdings Corp.	4,100	62,140
Ulvac, Inc. (I)	13,800	301,276
Uniden Corp.	7,000	16,154
Union Tool Company, Ltd.	3,700	86,703
Unipres Corp.	11,700	254,157
United Arrows, Ltd.	3,900	162,214
Universal Entertainment Corp.	8,000	134,215
UNY Group Holdings Company, Ltd.	75,500	478,431
Uoriki Company, Ltd. (L)	1,800	25,656
Usen Corp. (I)	39,190	134,183
Ushio, Inc.	6,400	77,865
UT Holdings Company, Ltd. (L)	8,400	49,724
Utoc Corp.	4,300	15,235
Valor Company, Ltd.	11,100	176,076
Village Vanguard Company, Ltd.	500	6,014
Vital KSK Holdings, Inc.	10,900	80,787
VT Holdings Company, Ltd.	15,000	84,209
Wacoal Holdings Corp.	34,000	346,229
Wacom Company, Ltd. (L)	38,300	200,144
Wakachiku Construction Company, Ltd.	23,000	28,643
Wakita & Company, Ltd.	12,000	143,148
Warabeya Nichiyo Company, Ltd.	4,200	81,669
Watabe Wedding Corp.	800	4,778
WATAMI Company, Ltd. (L)	5,800	75,025
Weathernews, Inc.	4,200	112,144
Welcia Holdings Company, Ltd.	2,500	151,016
Wellnet Corp.	100	1,612
West Holdings Corp.	6,400	98,261
Wood One Company, Ltd.	8,000	22,735
Wowow, Inc.	2,200	78,318
Xebio Company, Ltd.	6,700	130,516
Y A C Company, Ltd.	900	5,664
Yahagi Construction Company, Ltd.	4,700	38,127

47

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Yaizu Suisankagaku Industry Company, Ltd.	1,700	$15,595
YAMABIKO Corp.	2,100	87,053
Yamatane Corp.	35,000	56,603
Yamaya Corp.	1,000	18,535
Yamazawa Company, Ltd.	100	1,532
Yamazen Corp.	18,000	122,649
Yaoko Company, Ltd.	2,700	131,993
Yellow Hat, Ltd.	4,400	95,936
Yodogawa Steel Works, Ltd.	34,825	139,052
Yokogawa Bridge Corp.	10,000	132,486
Yokohama Reito Company, Ltd.	13,400	103,620
Yokowo Company, Ltd.	2,800	14,185
Yomeishu Seizo Company, Ltd.	3,000	27,238
Yomiuri Land Company, Ltd.	3,000	12,940
Yondenko Corp.	1,000	3,699
Yondoshi Holdings, Inc.	7,200	129,859
Yorozu Corp.	4,900	94,998
Yuasa Funashoku Company, Ltd.	4,000	9,895
Yuasa Trading Company, Ltd.	52,000	103,047
Yuken Kogyo Company, Ltd.	20,000	42,239
Yurtec Corp.	8,000	41,273
Yusen Logistics Company, Ltd.	5,900	62,825
Yushiro Chemical Industry Company, Ltd.	3,000	35,843
Yutaka Giken Company, Ltd.	1,000	21,511
Zappallas, Inc.	800	5,012
Zenrin Company, Ltd.	10,100	107,708
Zensho Holdings Company, Ltd.	13,600	129,765
Zeria Pharmaceutical Company, Ltd.	4,400	93,892
Zojirushi Corp.	7,000	25,420
Zuken, Inc.	2,300	18,878

Jersey, Channel Islands 0.3%		1,590,906

Atrium European Real Estate, Ltd. (I)	30,289	168,930
Centamin PLC (I)	160,427	164,081
Heritage Oil, Ltd. (I)	54,071	288,279
Kentz Corp., Ltd.	11,904	145,081
Petra Diamonds, Ltd. (I)	119,446	311,317
Phoenix Group Holdings	47,031	513,218

Liechtenstein 0.1%		358,398

Liechtensteinische Landesbank AG	4,351	199,524
Verwaltungs & Privat Bank AG	1,639	158,874

Luxembourg 0.3%		1,897,518

APERAM (I)	16,385	535,247
d'Amico International Shipping SA	28,003	22,254
Elcoteq SE (I)	353	0
Eurofins Scientific	1,523	467,235
GAGFAH SA (I)	7,615	126,991
L'Occitane International SA	23,250	54,892
Orco Property Group SA (I)	3,084	2,402
Regus PLC	202,219	652,816
Sword Group	1,316	35,681

Malaysia 0.0%		117,914

Nam Cheong, Ltd.	379,000	117,914

48

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Malta 0.1%		$483,276

Unibet Group PLC	10,144	483,276

Monaco 0.0%		53,488

Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA	930	53,488

Mongolia 0.0%		39,941

Mongolian Mining Corp. (I)	515,500	39,941

Netherlands 2.2%		13,170,379

Aalberts Industries NV	34,977	1,151,544
Accell Group	6,438	121,263
AMG Advanced Metallurgical Group NV (I)	12,164	120,343
Amsterdam Commodities NV	5,873	137,289
Arcadis NV	22,632	800,131
ASM International NV	19,360	806,335
BE Semiconductor Industries NV	13,618	226,928
Beter Bed Holding NV	4,794	113,892
BinckBank NV	28,602	334,448
Brunel International NV	4,132	259,566
Corbion NV	12,536	279,600
Delta Lloyd NV	68,633	1,667,424
DOCdata NV	350	9,285
Exact Holdings NV	5,098	184,888
Fugro NV	1,449	83,644
Grontmij (I)	25,109	149,018
Heijmans NV	7,985	137,064
Hunter Douglas NV	368	18,144
KAS Bank NV	2,828	41,944
Kendrion NV	3,304	116,270
Koninklijke BAM Groep NV	120,060	628,196
Koninklijke Ten Cate NV	9,925	282,885
Koninklijke Wessanen NV	32,316	197,578
Macintosh Retail Group NV	3,311	40,194
Nederlandsche Apparatenfabriek NV	765	32,812
Nutreco NV	25,711	1,133,604
Ordina NV (I)	29,382	79,322
PostNL NV (I)	171,562	842,035
Royal Imtech NV (I)(L)	86,424	135,287
SBM Offshore NV (I)	66,552	1,083,922
Sligro Food Group NV	7,215	319,114
SNS REAAL NV (I)	28,136	0
Telegraaf Media Groep NV	4,667	42,988
TKH Group NV	11,249	395,877
TNT Express NV	32,076	286,892
TomTom NV (I)	63,002	465,815
USG People NV	27,063	428,140
Van Lanschot NV	651	16,698

New Zealand 1.1%		6,537,010

a2 Company, Ltd. (I)	105,902	70,215
Air New Zealand, Ltd.	135,157	251,558
Bathurst Resources, Ltd. (I)	44,863	2,470
Chorus, Ltd.	135,559	196,442
Ebos Group, Ltd.	26,644	216,916
Fisher & Paykel Healthcare Corp., Ltd.	181,042	707,387
Freightways, Ltd.	51,124	221,599

49

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

New Zealand (continued)

Hallenstein Glasson Holdings, Ltd.	19,805	$53,016
Hellaby Holdings, Ltd.	15,508	36,273
Infratil, Ltd.	176,060	365,688
Kathmandu Holdings, Ltd.	64,785	198,923
Mainfreight, Ltd.	26,005	303,901
Metlifecare, Ltd.	31,770	118,840
Michael Hill International, Ltd.	43,259	47,765
New Zealand Oil & Gas, Ltd.	50,250	33,081
Nuplex Industries, Ltd.	75,775	225,480
NZX, Ltd.	80,835	92,064
Pacific Edge, Ltd. (I)(L)	105,378	76,259
PGG Wrightson, Ltd.	18,780	6,776
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	15,938	193,654
Pumpkin Patch, Ltd. (I)	30,500	12,551
Restaurant Brands New Zealand, Ltd.	35,586	98,922
Ryman Healthcare, Ltd.	110,518	781,273
Sanford, Ltd.	6,681	23,001
SKY Network Television, Ltd.	132,251	741,544
SKYCITY Entertainment Group, Ltd. (L)	176,425	599,503
Steel & Tube Holdings, Ltd.	23,995	62,758
Telecom Corp. of New Zealand, Ltd.	27,552	62,975
The New Zealand Refining Company, Ltd. (L)	20,150	30,112
The Warehouse Group, Ltd.	34,757	101,914
Tower, Ltd.	32,655	49,915
Trade Me Group, Ltd.	118,272	361,576
TrustPower, Ltd.	8,544	50,832
Vector, Ltd.	64,856	140,601
Xero, Ltd. (I)	45	1,226

Norway 1.0%		5,698,870

ABG Sundal Collier Holding ASA (I)	82,654	77,796
AF Gruppen ASA	3,241	40,137
American Shipping ASA (I)	9,962	85,111
Atea ASA	19,573	244,204
Austevoll Seafood ASA	25,846	162,460
Biotec Pharmacon ASA (I)	7,674	24,425
Bonheur ASA	2,190	43,984
BW Offshore, Ltd.	121,482	167,345
BWG Homes ASA	17,486	42,840
Cermaq ASA	10,587	130,106
Det Norske Oljeselskap ASA (I)	17,895	189,571
DOF ASA (I)	10,345	50,871
Dolphin Group ASA (I)	7,992	7,838
Ekornes ASA	6,571	95,290
Electromagnetic GeoServices ASA (I)	45,328	52,917
Eltek ASA	32,294	44,615
Evry ASA	10,907	19,181
Farstad Shipping ASA	4,400	87,610
Ganger Rolf ASA	2,018	37,312
Grieg Seafood ASA (I)	14,124	61,448
Hexagon Composites ASA	19,438	127,300
Hurtigruten ASA (I)	81,734	60,813
Kongsberg Automotive Holding ASA (I)	126,594	149,821
Kvaerner ASA	35,560	70,309
Leroy Seafood Group ASA (L)	6,448	215,870

50

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Norway (continued)

Nordic Semiconductor ASA (I)(L)	30,077	$159,197
Norske Skogindustrier ASA (I)	24,491	18,900
Norwegian Air Shuttle AS (I)(L)	6,677	278,067
Odfjell SE (I)	7,780	35,763
Olav Thon Eiendomsselskap ASA	383	75,309
Opera Software ASA	21,538	275,767
Panoro Energy ASA (I)	86,556	52,898
PhotoCure ASA (I)	1,408	5,899
Q-Free ASA (I)	7,500	18,814
REC Silicon ASA (I)	545,314	347,786
Salmar ASA	8,598	136,555
Sevan Drilling AS (I)	61,510	35,091
Sevan Marine ASA	7,650	32,260
Siem Offshore, Inc.	37,522	53,399
Solstad Offshore ASA	3,000	54,490
SpareBank 1 SR-Bank ASA	40,014	394,986
Sparebanken 1 SMN	16,711	147,562
Storebrand ASA (I)	46,807	278,372
Tomra Systems ASA	38,275	323,517
TTS Group ASA	6,770	7,292
Vard Holdings, Ltd. (I)	155,000	132,308
Veidekke ASA	21,021	246,212
Wilh Wilhelmsen Holding ASA	17,587	162,566
Wilh Wilhelmsen Holding ASA, Class A	4,200	136,686

Portugal 0.7%		4,062,398

Altri SGPS SA	44,909	139,359
Banco BPI SA (I)	131,340	311,664
Banco Comercial Portugues SA (I)	4,268,532	1,116,430
Mota-Engil SGPS SA	22,829	165,023
Novabase SGPS SA	2,054	11,480
Portucel - Empresa Produtora de Pasta e Papel SA (I)(L)	66,599	329,139
Redes Energeticas Nacionais SA	97,339	360,371
Semapa-Sociedade de Investimento & Gestao	29,810	422,792
Sonae	371,043	650,410
Sonae Industria SGPS SA (I)	4,886	3,062
Teixeira Duarte SA	37,298	55,133
ZON OPTIMUS SGPS SA	73,271	497,535

Republic of Georgia 0.1%		547,238

Bank of Georgia Holdings PLC	12,888	547,238

Russia 0.0%		6,505

Exillon Energy PLC (I)	2,774	6,505

Singapore 1.5%		8,892,586

Amara Holdings, Ltd.	80,000	38,308
Amtek Engineering, Ltd.	52,000	24,468
ASL Marine Holdings, Ltd.	3,000	1,591
AusGroup, Ltd. (I)	176,000	63,228
Baker Technology, Ltd.	101,000	23,767
Banyan Tree Holdings, Ltd.	78,000	40,440
Biosensors International Group, Ltd.	291,000	220,557
Bonvests Holdings, Ltd.	36,400	41,376
Boustead Singapore, Ltd.	94,000	138,704
Breadtalk Group, Ltd.	38,000	39,892

51

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Singapore (continued)

Broadway Industrial Group, Ltd. (I)	18,000	$3,876
Bukit Sembawang Estates, Ltd.	51,000	253,392
Cape PLC	38,567	196,600
CH Offshore, Ltd.	50,000	16,942
China Aviation Oil Singapore Corp., Ltd.	72,000	49,387
China Merchants Holdings Pacific, Ltd.	41,000	30,537
Chip Eng Seng Corp., Ltd.	216,000	128,355
Chuan Hup Holdings, Ltd.	78,000	17,417
CitySpring Infrastructure Trust	277,000	108,184
Cosco Corp. Singapore, Ltd. (L)	337,000	196,324
Creative Technology, Ltd.	7,050	12,416
CSE Global, Ltd.	168,000	74,362
Cw Group Holdings, Ltd.	92,000	22,682
CWT, Ltd.	93,000	131,300
Elec & Eltek International Company, Ltd.	5,000	7,577
Eu Yan Sang International, Ltd.	93,000	61,546
Ezra Holdings, Ltd.	284,800	246,605
Falcon Energy Group, Ltd.	32,000	10,343
Far East Orchard, Ltd.	64,594	97,670
FJ Benjamin Holdings, Ltd.	5,000	877
Food Empire Holdings, Ltd.	43,800	14,491
Fragrance Group, Ltd.	200,000	35,881
Gallant Venture, Ltd. (I)	264,000	70,609
Global Premium Hotels, Ltd.	16,000	4,208
GMG Global, Ltd.	1,234,000	87,604
Goodpack, Ltd.	148,000	288,140
Guocoland, Ltd.	30,000	52,172
GuocoLeisure, Ltd. (L)	197,000	181,526
Healthway Medical Corp, Ltd. (I)	336,375	16,626
Hi-P International, Ltd.	51,000	22,535
Hiap Hoe, Ltd.	38,000	27,882
Ho Bee Investment, Ltd.	88,000	156,609
Hong Fok Corp., Ltd.	137,760	101,656
Hong Leong Asia, Ltd.	46,000	57,072
Hotel Grand Central, Ltd.	11,000	10,440
Hotel Properties, Ltd.	74,100	239,530
HTL International Holdings, Ltd.	24,000	5,546
Hwa Hong Corp., Ltd.	55,000	13,366
Hyflux, Ltd.	187,000	176,774
Indofood Agri Resources, Ltd.	207,000	165,174
Innotek, Ltd.	16,000	3,842
Jaya Holdings, Ltd.	181,000	115,448
Jiutian Chemical Group Ltdjiutian Chemical Group, Ltd. (I)	479,000	26,363
K1 Ventures, Ltd.	273,000	39,168
Keppel Infrastructure Trust	123,000	102,505
Keppel Telecommunications & Transportation, Ltd.	30,000	42,243
LCD Global Investments, Ltd.	68,000	11,670
Lian Beng Group, Ltd.	132,000	74,252
Low Keng Huat Singapore, Ltd.	64,000	36,501
Manhattan Resources, Ltd. (I)	34,000	19,658
Mercator Lines Singapore, Ltd. (I)	70,000	5,413
Metro Holdings, Ltd.	53,600	42,338
Mewah International, Inc.	57,000	20,460
Midas Holdings, Ltd.	382,000	138,716
NSL, Ltd.	29,000	39,898
Oceanus Group, Ltd. (I)	142,000	2,160

52

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Singapore (continued)

OM Holdings, Ltd. (I)	23,407	$5,992
OSIM International, Ltd. (L)	68,000	151,920
Otto Marine, Ltd. (I)	223,500	12,314
OUE, Ltd.	121,000	234,610
Pan-United Corp., Ltd.	78,000	65,025
Petra Foods, Ltd.	46,000	142,053
Popular Holdings, Ltd.	41,000	8,674
QAF, Ltd.	65,391	45,658
Raffles Education Corp., Ltd. (I)	295,233	75,384
Raffles Medical Group, Ltd.	13,326	39,011
REC Solar ASA (I)	9,401	160,204
Rickmers Maritime	215,000	49,705
Rotary Engineering, Ltd.	100,000	63,065
S I2I, Ltd. (I)	316,000	2,261
SBS Transit, Ltd.	20,500	25,989
See Hup Seng, Ltd.	84,000	19,796
Sheng Siong Group, Ltd. (L)	103,000	50,552
Sim Lian Group, Ltd.	69,447	48,183
Sinarmas Land, Ltd. (L)	417,000	196,460
Sing Holdings, Ltd.	79,000	24,266
Singapore Post, Ltd.	89,784	117,821
Singapore Reinsurance Corp., Ltd.	47,000	11,232
SMRT Corp., Ltd.	270,000	312,192
Stamford Land Corp., Ltd.	196,000	100,800
SunVic Chemical Holdings, Ltd. (I)	41,000	18,158
Super Group, Ltd.	76,000	89,800
Swiber Holdings, Ltd.	171,000	78,487
Tat Hong Holdings, Ltd.	139,000	92,040
Technovator International, Ltd. (I)	78,000	40,128
The Hour Glass, Ltd.	5,000	7,215
Tiong Woon Corp. Holding, Ltd.	51,000	13,428
Triyards Holdings, Ltd.	14,680	7,207
Tuan Sing Holdings, Ltd.	307,635	87,170
UMS Holdings, Ltd.	26,000	19,599
United Engineers, Ltd.	178,000	336,484
United Envirotech, Ltd.	126,000	130,284
UOB-Kay Hian Holdings, Ltd.	128,000	167,530
UPP Holdings, Ltd.	136,000	28,221
Venture Corp., Ltd.	93,000	540,682
Vibrant Group, Ltd.	359,012	30,641
Vicom, Ltd.	4,000	18,818
Wee Hur Holdings, Ltd.	102,000	28,882
Wing Tai Holdings, Ltd.	176,817	275,050
XP Power, Ltd.	3,050	80,053
Yeo Hiap Seng, Ltd.	8,834	15,504
Yongnam Holdings, Ltd.	393,000	76,839

South Africa 0.1%		581,537

Lonmin PLC (I)	134,717	581,537

Spain 1.8%		10,403,262

Abengoa SA	8,274	46,040
Abengoa SA, B Shares	82,040	391,245
Acciona SA	6,745	544,366
Acerinox SA	25,728	441,819
Adveo Group International SA	3,164	73,236

53

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Spain (continued)

Afirma Grupo Inmobiliario SA (I)(L)	113,311	$18,396
Almirall SA	12,869	208,036
Atresmedia Corp de Medios de Comunicaion SA (I)	15,346	241,447
Azkoyen SA (I)	2,428	9,088
Baron de Ley SA (I)	717	72,211
Bolsas y Mercados Espanoles SA	22,295	1,018,695
Caja de Ahorros del Mediterraneo (I)	1,684	0
Campofrio Food Group SA (I)(L)	5,099	48,009
Cementos Portland Valderrivas SA (I)	1,810	17,763
Cie Automotive SA	7,691	99,816
Construcciones & Auxiliar de Ferrocarriles SA	346	161,534
Deoleo SA (I)	129,706	74,188
Duro Felguera SA	15,638	103,392
Ebro Foods SA	16,205	367,823
EDP Renovaveis SA	23,869	164,555
Elecnor SA	5,499	79,393
Ence Energia y Celulosa SA (I)	35,518	102,392
Ercros SA (I)	14,570	10,136
Faes Farma SA	72,033	214,678
Faes Farma SA (I)	2,881	8,586
Fluidra SA	4,821	20,931
Fomento de Construcciones y Contratas SA (I)	10,967	236,293
Gamesa Corporacion Tecnologica SA (I)	50,263	588,691
Grupo Catalana Occidente SA	10,088	380,412
Grupo Ezentis SA (I)(L)	30,986	42,377
Iberpapel Gestion SA	1,271	22,302
Indra Sistemas SA	27,612	497,992
Laboratorios Farmaceuticos Rovi SA	1,848	24,966
Mediaset Espana Comunicacion SA (I)	46,539	538,445
Melia Hotels International SA (L)	10,504	134,446
Miquel y Costas SA	1,538	60,834
Natra SA (I)	5,612	14,438
NH Hoteles SA (I)	42,361	256,766
Obrascon Huarte Lain SA	9,655	420,648
Papeles y Cartones de Europa SA	7,789	42,277
Pescanova SA (I)	2,188	0
Prim SA	1,511	12,668
Promotora de Informaciones SA (I)(L)	116,990	57,087
Prosegur Cia de Seguridad SA	31,224	225,060
Realia Business SA (I)	19,233	37,249
Sacyr SA (I)	37,326	253,206
Solaria Energia y Medio Ambiente SA (I)	1,025	1,774
Tecnicas Reunidas SA	9,803	610,061
Telecomunicaciones y Energia (I)	4,417	10,540
Tubacex SA	21,240	107,808
Tubos Reunidos SA	24,778	79,088
Vidrala SA	3,564	179,420
Viscofan SA	14,051	805,962
Vocento SA (I)	6,333	19,059
Zeltia SA (I)	53,816	205,618

Sweden 3.9%		22,811,911

AarhusKarlshamn AB	7,379	484,348
Acando AB	15,025	30,725
Addtech AB	15,309	260,974
AF AB (L)	13,419	484,701

54

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Sweden (continued)

Atrium Ljungberg AB, B Shares	8,549	$134,720
Avanza Bank Holding AB	3,081	121,414
Axfood AB	6,562	357,819
Axis Communications AB (L)	11,764	337,170
B&B Tools AB	7,855	154,147
BE Group AB (I)	8,608	16,994
Beijer Alma AB (L)	5,177	157,129
Beijer Electronics AB	1,967	18,233
Beijer Ref AB	4,345	97,044
Betsson AB (I)	9,301	321,367
Betsson AB, B Shares (I)	9,301	12,717
Bilia AB	7,550	234,343
BillerudKorsnas AB (L)	53,475	803,873
BioGaia AB	2,610	79,005
Bjoern Borg AB (I)	3,904	13,594
Bure Equity AB	24,662	113,617
Byggmax Group AB	13,266	108,677
Castellum AB	46,931	807,785
Clas Ohlson AB, Series B	14,703	335,265
Cloetta AB, B Shares (I)	61,978	215,072
Concordia Maritime AB	748	1,668
Connecta AB	1,023	5,471
Dios Fastigheter AB	20,611	173,433
Doro AB	8,530	44,310
Duni AB	11,291	177,734
East Capital Explorer AB (I)	1,176	10,399
Enea AB (I)	2,038	18,656
Eniro AB (I)	37,097	294,873
Fabege AB	44,517	629,012
Fagerhult AB (I)	1,800	31,657
Fastighets AB Balder - B Shares (I)	14,300	188,193
Gunnebo AB	14,001	80,006
Haldex AB	14,193	179,335
Hexpol AB	7,107	679,739
HIQ International AB (I)	11,691	69,178
Holmen AB, B Shares	18,699	681,405
Hufvudstaden AB, A Shares	3,446	49,742
Husqvarna AB, A Shares	702	5,477
Husqvarna AB, B Shares	49,451	387,776
Industrial & Financial Systems AB	6,980	201,835
Indutrade AB	6,487	291,070
Intrum Justitia AB	23,419	729,633
JM AB	21,352	785,581
Kambi Group PLC (I)	10,144	29,998
KappAhl Holding AB (I)	22,127	129,077
Karolinska Development AB (I)(L)	11,601	41,834
Klovern AB	7,293	39,030
KNOW IT AB	3,226	33,224
Kungsleden AB	48,476	378,757
Lagercrantz AB	4,000	81,691
Lindab International AB (I)	23,667	282,958
Loomis AB	18,745	527,320
Meda AB, Series A	43,217	756,487
Medivir AB (I)(L)	11,625	219,324
Mekonomen AB	5,842	161,999
Micronic Laser Systems AB (I)	30,882	85,915

55

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Sweden (continued)

Modern Times Group AB, B Shares	15,580	$732,760
Munksjo Oyj (I)	1,315	11,820
NCC AB, A Shares	663	23,316
NCC AB, B Shares	21,874	766,696
Net Entertainment NE AB, B Shares (I)	6,893	158,860
Net Insight AB (I)	50,000	13,794
New Wave Group AB	16,778	111,981
Nibe Industrier AB	27,668	802,238
Nobia AB	39,901	353,289
Nolato AB	8,544	195,514
Nordnet AB	29,572	150,041
OEM International AB, B Shares (I)(L)	8,427	128,475
OEM International AB, B Shares (I)(L)	126	188
PA Resources AB (I)	1,101	1,176
Peab AB	63,290	503,885
Pricer AB	42,894	38,435
Proact IT Group AB	930	12,962
Proffice AB	22,512	80,427
Ratos AB	37,753	366,114
Readsoft AB	578	3,445
rnb Retail and Brands AB (I)	3,483	7,291
Saab AB	22,782	651,982
SAS AB (I)(L)	58,109	110,349
Sectra AB, B Shares (I)	421	5,902
Securitas AB, Series B	75,698	874,547
Semcon AB	4,321	43,233
SkiStar AB, Series B	4,288	55,753
SSAB AB, Series A (L)	49,522	474,532
SSAB AB, Series B (L)	22,810	191,177
Sweco AB	6,993	115,337
Swedish Orphan Biovitrum AB (I)	42,739	545,019
Swedol AB	662	2,302
Systemair AB	2,065	35,058
TradeDoubler AB	9,405	18,266
Transmode Holding AB	2,020	25,788
Vitrolife AB	3,570	62,299
Wallenstam AB	26,871	461,682
Wihlborgs Fastigheter AB	25,678	491,448

Switzerland 4.3%		25,325,041

Advanced Digital Broadcast Holdings SA (I)	310	5,038
AFG Arbonia-Forster Holding AG (I)	7,238	230,002
Allreal Holding AG (I)	5,054	691,247
Alpiq Holding AG (I)	165	19,351
ALSO Holding AG (I)	779	41,537
APG SGA SA	695	225,726
Ascom Holding AG	11,296	211,251
Autoneum Holding AG (I)	1,210	249,001
Bachem Holding AG (I)	525	28,266
Bank Coop AG	2,190	107,351
Banque Cantonale de Geneve	333	82,392
Banque Privee Edmond de Rothschild SA	1	16,156
Belimo Holding AG	173	465,021
Bell AG	43	117,879
Bellevue Group AG	887	12,957
Berner Kantonalbank AG	992	226,114

56

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Switzerland (continued)

BKW AG	3,293	$114,091
Bobst Group AG	3,755	180,471
Bossard Holding AG (I)	2,214	279,947
Bucher Industries AG	1,985	657,105
Burckhardt Compression Holding AG	719	363,965
Burkhalter Holding AG	1,239	117,689
Calida Holding AG (I)	332	12,247
Carlo Gavazzi Holding AG	76	20,070
Charles Voegele Holding AG (I)	1,112	20,528
Cie Financiere Tradition SA	106	5,745
Coltene Holding AG	816	51,863
Conzzeta Holding AG (I)	69	252,383
Daetwyler Holding AG	1,515	240,306
Dufry AG (I)	6,850	1,133,371
EFG International AG (I)	18,524	208,095
Emmi AG (I)	687	242,791
Energiedienst Holding AG	1,013	36,254
Feintool International Holding AG	206	21,190
Ferrexpo PLC	47,434	108,989
Flughafen Zuerich AG	1,382	862,263
Forbo Holding AG (I)	456	462,406
GAM Holding AG (I)	62,411	1,152,012
Gategroup Holding AG (I)	5,095	137,173
Georg Fischer AG (I)	1,373	1,036,137
Gurit Holding AG (I)	165	84,131
Helvetia Patria Holding AG	2,098	999,822
Highlight Communications AG (I)	4,309	23,322
HOCHDORF Holding AG (I)	43	6,138
Huber & Suhner AG	2,155	114,032
Implenia AG (I)	4,985	373,380
Inficon Holding AG (I)	702	235,739
Interroll Holding AG (I)	107	65,772
Intershop Holdings	427	163,094
Jungfraubahn Holding AG	635	55,316
Kaba Holding AG (I)	819	383,087
Kardex AG (I)	2,606	126,318
Komax Holding AG (I)	1,491	240,854
Kudelski SA	16,563	280,347
Kuoni Reisen Holding AG (I)	1,281	557,015
LEM Holding SA	295	227,354
LifeWatch AG (I)	3,031	36,676
Logitech International SA	3,899	50,882
Logitech International SA	40,549	534,371
Lonza Group AG (I)	12,538	1,348,560
Luzerner Kantonalbank AG	1,099	438,066
MCH Group AG	307	20,939
Metall Zug AG	70	205,657
Meyer Burger Technology AG (I)	28,251	390,493
Micronas Semiconductor Holding AG (I)	8,289	75,692
Mobilezone Holding AG	8,979	98,859
Mobimo Holding AG (I)	1,074	226,549
Nobel Biocare Holding AG (I)	30,864	460,917
OC Oerlikon Corp. AG (I)	21,272	325,870
Orascom Development Holding AG (I)	2,115	35,937
Orell Fuessli Holding AG (I)	223	25,421
Orior AG (I)	1,924	118,857

57

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

Switzerland (continued)

Panalpina Welttransport Holding AG	1,996	$325,246
Phoenix Mecano AG	246	155,424
PSP Swiss Property AG (I)	67	6,080
PubliGroupe SA	479	107,137
Rieter Holding AG (I)	1,028	236,671
Romande Energie Holding SA	82	105,365
Schaffner Holding AG (I)	151	47,195
Schmolz & Bickenbach AG (I)	220,328	366,927
Schweiter Technologies AG	355	253,067
Schweizerische National-Versicherungs-Gesellschaft AG	5,763	385,033
Siegfried Holding AG (I)	1,050	188,218
St. Galler Kantonalbank AG	426	169,386
Straumann Holding AG	1,408	313,059
Swiss Life Holding AG (I)	68	16,354
Swisslog Holding AG	60,097	77,936
Swissquote Group Holding SA	3,162	122,249
Tamedia AG	641	81,971
Tecan Group AG	3,379	403,166
Temenos Group AG (I)	20,433	737,428
Tornos SA (I)	2,185	17,047
U-Blox AG (I)	1,765	234,631
Valiant Holding AG	5,125	548,107
Valora Holding AG (I)	1,349	362,341
Vaudoise Assurances Holding SA	338	153,148
Vetropack Holding AG	96	174,379
Von Roll Holding AG (I)	2,046	4,111
Vontobel Holding AG	8,772	323,790
Walliser Kantonalbank	31	25,477
Walter Meier AG	600	30,821
WM Technologie AG (I)	600	14,070
Ypsomed Holding AG (I)	776	75,879
Zehnder Group AG	3,259	141,885
Zueblin Immobilien Holding AG (I)	7,460	14,227
Zug Estates Holding AG (I)	69	90,188
Zuger Kantonalbank AG	48	241,181

Thailand 0.0%		24,008

Mermaid Maritime PCL	62,000	24,008

United Arab Emirates 0.0%		179,413

Lamprell PLC (I)	64,483	179,413

United Kingdom 19.4%		114,694,064

4imprint Group PLC	3,295	37,569
A.G.BARR PLC	19,220	201,320
Acal PLC	1,923	11,256
Afren PLC (I)	310,484	795,222
African Barrick Gold, Ltd.	7,613	27,765
Aga Rangemaster Group PLC (I)	16,809	46,012
Alent PLC	99,919	542,371
AMEC PLC	91,864	1,862,446
Amlin PLC	165,498	1,305,732
Anglo Pacific Group PLC	21,104	64,248
Anglo-Eastern Plantations PLC	3,323	39,867
Anite PLC	61,332	95,879
Ashmore Group PLC (L)	93,395	554,142

58

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

United Kingdom (continued)

Ashtead Group PLC	85,952	$1,270,400
Avon Rubber PLC	2,655	28,844
Balfour Beatty PLC	177,098	700,683
Barratt Developments PLC	196,742	1,179,234
BBA Aviation PLC	142,938	749,903
Bellway PLC	42,123	974,829
Berendsen PLC	49,436	825,022
Berkeley Group Holdings PLC	36,334	1,375,877
Betfair Group PLC	11,942	198,535
Bloomsbury Publishing PLC	18,160	50,958
Bodycote PLC	66,699	834,948
Booker Group PLC	487,010	1,164,584
Boot Henry PLC	17,069	56,979
Bovis Homes Group PLC	52,349	666,327
Braemar Seascope Group PLC	1,929	17,052
Brammer PLC	22,960	187,001
Brewin Dolphin Holdings PLC	83,189	444,953
British Polythene Industries PLC	8,247	92,667
Britvic PLC	76,054	951,387
BTG PLC (I)	111,260	1,113,694
Cable & Wireless Communications PLC	521,323	463,594
Cairn Energy PLC (I)	47,153	156,121
Capital & Counties Properties PLC	5,753	32,628
Capital & Regional PLC	10,673	8,384
Carclo PLC	7,141	13,200
Carillion PLC	113,187	672,366
Carr's Milling Industries PLC	520	16,419
Castings PLC	6,764	53,939
Centaur Media PLC	19,732	21,687
Charles Stanley Group PLC	5,789	43,182
Charles Taylor Consulting PLC	5,241	24,231
Chemring Group PLC	74,431	280,144
Chesnara PLC	36,756	200,780
Chime Communications PLC	19,625	116,119
Cineworld Group PLC	62,600	360,390
Clarkson PLC	2,633	117,896
Close Brothers Group PLC	49,398	1,100,620
Cobham PLC	339,361	1,815,381
Colt Group SA (I)	97,106	227,694
Communisis PLC	62,510	63,216
Computacenter PLC	20,379	209,273
Concentric AB	14,549	216,145
Consort Medical PLC	8,715	126,084
Costain Group PLC	17,941	80,115
Cranswick PLC	14,704	312,681
Creston PLC	10,587	18,856
Croda International PLC	12,602	556,820
CSR PLC	61,169	608,473
Daily Mail & General Trust PLC	83,972	1,226,272
Dairy Crest Group PLC	48,688	381,552
Darty PLC	81,919	118,739
De La Rue PLC	16,318	235,038
Debenhams PLC	348,350	444,967
Dechra Pharmaceuticals PLC	23,640	276,100
Development Securities PLC	39,022	154,677
Devro PLC	43,875	188,965

59

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

United Kingdom (continued)

Dialight PLC	3,622	$54,708
Dignity PLC	17,265	408,522
Diploma PLC	35,157	385,584
Dixons Retail PLC (I)	1,099,855	895,126
Domino Printing Sciences PLC	35,721	466,463
Domino's Pizza UK & IRL PLC	21,403	202,003
Drax Group PLC	129,743	1,368,740
DS Smith PLC	307,884	1,641,214
Dunelm Group PLC	15,329	235,640
E2V Technologies PLC	13,271	36,593
Electrocomponents PLC	158,734	762,908
Elementis PLC	163,797	786,220
EnQuest PLC (I)	245,145	578,705
Enterprise Inns PLC (I)	170,881	389,222
Essentra PLC	62,101	822,726
Euromoney Institutional Investor PLC	13,047	260,408
Fenner PLC	51,955	305,641
Fidessa Group PLC	12,505	485,242
Findel PLC (I)	18,987	77,086
FirstGroup PLC (I)	267,982	630,367
Fuller Smith & Turner PLC	9,805	156,311
Future PLC	44,714	6,697
Galliford Try PLC	28,088	533,024
Gem Diamonds, Ltd. (I)	25,896	69,258
Genus PLC	10,500	188,735
Go-Ahead Group PLC	13,166	485,768
Greene King PLC	69,987	1,004,435
Greggs PLC	34,699	303,756
Halfords Group PLC	70,983	580,491
Halma PLC	113,174	1,123,583
Hardy Oil & Gas PLC (I)	7,986	12,099
Hays PLC	441,001	1,118,899
Headlam Group PLC	15,937	121,040
Helical Bar PLC	37,218	249,494
Hikma Pharmaceuticals PLC	42,243	1,208,238
Hill & Smith Holdings PLC	23,758	220,095
Hilton Food Group, Ltd.	1,897	16,399
Hochschild Mining PLC	32,648	81,382
Hogg Robinson Group PLC	48,756	61,287
Home Retail Group PLC	311,743	985,551
HomeServe PLC	97,976	555,409
Howden Joinery Group PLC	197,239	1,056,133
Hunting PLC	41,962	577,688
Huntsworth PLC	40,056	34,617
Hyder Consulting PLC	1,362	9,779
ICAP PLC	181,432	1,216,458
IG Group Holdings PLC	111,076	1,121,118
Imagination Technologies Group PLC (I)	12,900	50,965
Inchcape PLC	146,217	1,529,833
Informa PLC	188,246	1,626,597
Inmarsat PLC	137,163	1,684,344
Innovation Group PLC	355,175	201,127
Intermediate Capital Group PLC	51,098	358,571
International Personal Finance PLC	25,827	264,136
Interserve PLC	45,384	492,180
IP Group PLC (I)	75,566	227,218

60

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

United Kingdom (continued)

ITE Group PLC	73,751	$289,569
Ithaca Energy, Inc. (I)	140,966	322,416
J.D. Wetherspoon PLC	33,036	444,974
James Fisher & Sons PLC	11,413	252,952
Jardine Lloyd Thompson Group PLC	40,678	707,094
Jazztel PLC (I)	68,343	1,002,689
JD Sports Fashion PLC	3,980	107,868
JKX Oil & Gas PLC (I)	17,585	17,978
John Menzies PLC	16,155	180,408
John Wood Group PLC	105,549	1,394,540
Johnston Press PLC (I)	131,792	9,155
Jupiter Fund Management PLC	93,351	628,644
Kcom Group PLC	207,253	322,447
Keller Group PLC	24,567	393,096
Kier Group PLC	15,823	450,712
Ladbrokes PLC	271,129	694,482
Laird PLC	68,181	344,409
Lancashire Holdings, Ltd.	55,390	602,851
Laura Ashley Holdings PLC	68,094	29,563
Lavendon Group PLC	30,529	115,229
Liontrust Asset Management PLC	5,127	21,835
Lookers PLC	94,039	224,076
Low & Bonar PLC	29,009	38,786
LSL Property Services PLC	10,635	74,570
Man Group PLC	602,130	1,013,634
Management Consulting Group PLC	85,894	42,539
Marshalls PLC	51,019	144,480
Marston's PLC	223,058	565,210
McBride PLC (I)	32,860	56,917
Mears Group PLC	39,299	311,105
Mecom Group PLC	25,854	50,634
Melrose Industries PLC	337,557	1,585,583
Michael Page International PLC	83,566	642,982
Micro Focus International PLC	45,102	634,347
Millennium & Copthorne Hotels PLC	53,995	518,664
Mitchells & Butlers PLC (I)	67,354	475,371
Mitie Group PLC	99,509	559,467
Mondi PLC	11,338	203,956
Moneysupermarket.com Group PLC	91,593	272,090
Morgan Crucible Company PLC	98,684	561,433
Morgan Sindall PLC	11,781	160,745
Mothercare PLC (I)	18,944	58,068
MWB Group Holdings PLC (I)	15,166	1,239
N. Brown Group PLC	48,689	382,981
National Express Group PLC	166,223	773,438
NCC Group, Ltd.	21,866	66,165
Norcros PLC	93,556	29,992
Northgate PLC	47,234	413,506
Novae Group PLC	17,166	162,226
Ocado Group PLC (I)	26,017	169,024
Optos PLC (I)	8,945	25,448
Oxford Biomedica PLC (I)	132,000	3,798
Oxford Instruments PLC	8,480	186,511
Pace PLC	97,208	610,771
PayPoint PLC	14,204	251,580
Pendragon PLC	269,797	133,892

61

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

United Kingdom (continued)

Pennon Group PLC	120,792	$1,588,639
Persimmon PLC (I)	54,780	1,229,406
Petropavlovsk PLC	33,706	33,158
Phoenix IT Group, Ltd.	10,564	18,490
Photo-Me International PLC	41,479	95,862
Premier Farnell PLC	127,373	455,868
Premier Foods PLC (I)	172,601	170,670
Premier Oil PLC	175,219	1,035,189
Puma Brandenburg, Ltd. (I)	8,000	3,352
Puma Brandenburg, Ltd., A Shares (I)	8,000	8,046
Punch Taverns PLC (I)	147,074	26,746
PZ Cussons PLC	79,799	472,234
QinetiQ Group PLC	144,182	505,675
Quintain Estates & Development PLC (I)	181,720	289,573
R.E.A. Holdings PLC	2,867	23,247
Rank Group PLC	7,361	19,805
Rathbone Brothers PLC	4,711	162,921
Redde PLC	26,872	27,362
Redrow PLC	102,557	461,728
Renishaw PLC	8,134	231,572
Renold PLC (I)	36,501	38,053
Rentokil Initial PLC	518,728	1,026,800
Ricardo PLC	13,492	155,632
Rightmove PLC	29,446	1,132,279
RM PLC	12,019	30,793
Robert Walters PLC	8,872	46,688
Rotork PLC	26,720	1,167,431
RPC Group PLC	54,776	559,695
RPS Group PLC	61,847	302,224
Salamander Energy PLC (I)	49,302	122,635
Savills PLC	43,906	467,230
SDL PLC	15,813	85,716
Senior PLC	148,012	735,644
Sepura PLC	12,332	28,494
Serco Group PLC	157,045	980,785
Severfield Rowen PLC (I)	65,454	62,525
Shanks Group PLC	165,728	297,733
SIG PLC	214,506	708,708
Skyepharma PLC (I)	3,323	13,937
Smiths News PLC	61,486	211,156
Soco International PLC (I)	68,528	483,170
Spectris PLC	36,384	1,402,114
Speedy Hire PLC	226,833	210,425
Spirax-Sarco Engineering PLC	23,044	1,106,488
Spirent Communications PLC	110,810	194,452
Spirit Pub Company PLC	176,049	237,637
Sportech PLC (I)	2,345	3,101
St James's Place PLC	20,137	264,557
St. Ives PLC	34,957	123,534
St. Modwen Properties PLC	67,348	416,605
Stagecoach Group PLC	133,743	874,632
SThree PLC	31,058	183,671
Stobart Group, Ltd.	9,904	24,780
Stolt-Nielsen, Ltd.	8,163	224,684
SuperGroup PLC (I)	11,805	231,394
Synergy Health PLC	17,077	362,999

62

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

	Shares	Value

United Kingdom (continued)

Synthomer PLC	91,958	$405,567
TalkTalk Telecom Group PLC	154,565	832,711
Taylor Wimpey PLC	837,733	1,522,469
Ted Baker PLC	6,428	206,551
Telecity Group PLC	33,749	402,317
Telecom Plus PLC	12,675	324,718
The Restaurant Group PLC	68,155	683,352
The Unite Group PLC	71,772	508,058
The Vitec Group PLC	3,750	36,517
Thomas Cook Group PLC (I)	512,467	1,410,608
Thorntons PLC (I)	23,273	45,497
Tipp24 SE	2,167	145,566
Topps Tiles PLC	44,766	89,265
Torotrak PLC (I)	880	327
Travis Perkins PLC	17,373	490,666
Tribal Group PLC	3,692	10,878
Trifast PLC	11,212	22,292
Trinity Mirror PLC (I)	103,423	279,618
TT electronics PLC	55,567	192,372
Tullett Prebon PLC	72,881	354,563
UBM PLC	30,450	343,693
UK Mail Group PLC	6,109	63,783
Ultra Electronics Holdings PLC	22,687	704,338
UTV Media PLC	24,720	92,565
Vectura Group PLC (I)	77,999	169,100
Vesuvius PLC	105,601	811,476
Victrex PLC	22,870	693,120
Volex Group PLC	6,093	9,495
Vp PLC	664	7,039
W.S. Atkins PLC	29,299	645,556
WH Smith PLC	44,033	765,997
William Hill PLC	155,848	929,845
Wilmington Group PLC	8,311	27,501
Wincanton PLC (I)	26,476	52,538
Wolfson Microelectronics PLC (I)	19,545	76,255
Xaar PLC	18,927	274,526
Xchanging PLC	83,684	210,955

United States 0.2%		1,314,711

AgJunction, Inc. (I)	10,400	8,920
Alacer Gold Corp.	74,271	162,337
Argonaut Gold, Inc. (I)	33,554	114,498
Bauer Performance Sports, Ltd. (I)	7,233	100,460
BNK Petroleum, Inc. (I)(L)	21,400	37,499
Boart Longyear, Ltd. (L)	78,496	13,904
Chaparral Gold Corp. (I)	3,700	2,047
Diligent Board Member Services, Inc. (I)	7,635	27,163
Equal Energy, Ltd.	2,743	14,456
Equal Energy, Ltd. (Toronto Exchange)	729	3,832
Kofax, Ltd. (I)	11,811	95,075
Sims Metal Management, Ltd. (I)	53,045	478,364
Thompson Creek Metals Company, Inc. (I)(L)	12,600	35,406
Thompson Creek Metals Company, Inc. (I)	61,272	171,220
WaterFurance Renewable Energy, Inc.	2,267	49,530

63

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

Preferred Securities 0.0%			$2,128

(Cost $2,309)

France 0.0%			2,128

Valneva SE		2,827	2,128

Warrants 0.0%			$544

(Cost $0)

Africa Israel Investments, Ltd. (Strike Price: ILS 7.26) (I)(N)		4,216	453
Seat Pagine Gialle SpA (Expiration Date: 8-31-14) (I)(N)		130,315	88
Tower Semiconductor, Ltd. (Expiration Date: 6-27-17; Strike Price: $7.33) (I)		1	3

Rights 0.0%			$109,980

(Cost $390,857)

Credito Valtellinese Scarl (Expiration Date: 6-20-14; Strike Price: EUR 0.64) (I)(L)		112,338	76,567
East Capital Explorer AB (I)(N)		500	90
Johnston Press PLC (Expiration Date: 6-12-14; Strike Price: GBP 3.00) (I)		859,284	16,276
Mota-Engil Africa (I)(N)		22,829	17,047

	Yield (%)	Shares	Value

Securities Lending Collateral 5.7%			$33,552,559

(Cost $33,550,818)

John Hancock Collateral Investment Trust (W)	0.1191(Y)	3,352,808	33,552,559

Short-Term Investments 0.4%			$2,360,031

(Cost $2,360,031)

Money Market Funds 0.4%			2,360,031

State Street Institutional Liquid Reserves Fund	0.0688(Y)	2,360,031	2,360,031

Total investments (Cost $516,418,420) 105.4%			$621,544,686

Other assets and liabilities, net (5.4%)			($31,948,721)

Total net assets 100.0%			$589,595,965

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

EUR Euro

GBP Pound Sterling

ILS Israeli New Shekels

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-14. The value of securities on loan amounted to $31,460,287.

(N) Strike price and/or expiration date not available.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-14.

64

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $518,867,319. Net unrealized appreciation aggregated $102,677,367, of which $142,963,618 related to appreciated investment securities and $40,286,251 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 5-31-14:

Industrials	24.8%
Consumer Discretionary	19.4%
Financials	13.7%
Materials	9.8%
Information Technology	8.8%
Energy	6.6%
Health Care	6.0%
Consumer Staples	5.9%
Utilities	2.3%
Telecommunication Services	2.0%
Short-Term Investments	0.7%

Total	100.0%

65

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

66

International Small Company Fund
Fund’s Investments
As of 5-31-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of May 31,2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	5-31-14	Price	Inputs	Inputs
Common Stocks
Australia	$34,888,718	$129,032	$34,698,421	$61,265
Austria	6,344,879	—	6,344,879	—
Bahamas	117,031	—	117,031	—
Belgium	7,638,685	—	7,638,666	19
Bermuda	2,398,328	—	2,398,328	—
Cambodia	152,036	—	152,036	—
Canada	55,054,611	55,050,560	1,949	2,102
Cayman Islands	14,071	14,071	—	—
China	260,510	—	260,510	—
Cyprus	404,868	—	404,868	—
Denmark	9,828,958	—	9,828,958	—
Faroe Islands	160,378	—	160,378	—
Finland	16,311,033	—	16,311,033	—
France	26,460,093	—	26,460,093	—
Gabon	127,514	—	127,514	—
Germany	32,372,919	49,358	32,323,561	—
Gibraltar	615,769	—	615,769	—
Greece	101	—	—	101
Guernsey, Channel Islands	55,653	3,716	51,937	—
Hong Kong	16,994,208	10,113	16,962,108	21,987
India	686,860	—	686,860	—
Ireland	10,394,228	493,017	9,901,211	—
Isle of Man	140,491	—	140,491	—
Israel	4,837,484	145,406	4,692,078	—
Italy	19,829,888	—	19,829,888	—
Japan	120,639,756	—	120,639,756	—
Jersey, Channel Islands	1,590,906	—	1,590,906	—
Liechtenstein	358,398	—	358,398	—
Luxembourg	1,897,518	—	1,897,518	—
Malaysia	117,914	—	117,914	—
Malta	483,276	—	483,276	—
Monaco	53,488	—	53,488	—
Mongolia	39,941	—	39,941	—
Netherlands	13,170,379	—	13,170,379	—
New Zealand	6,537,010	—	6,537,010	—
Norway	5,698,870	—	5,698,870	—
Portugal	4,062,398	—	4,062,398	—
Republic of Georgia	547,238	—	547,238	—
Russia	6,505	—	6,505	—
Singapore	8,892,586	—	8,653,056	239,530
South Africa	581,537	—	581,537	—
Spain	10,403,262	—	10,403,262	—
Sweden	22,811,911	—	22,811,911	—
Switzerland	25,325,041	50,882	25,274,159	—
Thailand	24,008	—	24,008	—
United Arab Emirates	179,413	—	179,413	—
United Kingdom	114,694,064	322,416	114,359,011	12,637
United States	1,314,711	700,205	614,506	—
Preferred Securities	2,128	—	2,128	—
Warrants	544	456	88	—
Rights	109,980	92,933	17,047	—
Securities Lending Collateral	33,552,559	33,552,559	—	—
Short-Term Investments	2,360,031	2,360,031	—	—

Total Investments in Securities	$621,544,686	$92,974,755	$528,232,290	$337,641

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

67

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock International Small Company Fund.

424Q3 5/14
7/14

John Hancock
Small Cap Value Fund

Quarterly portfolio holdings 5/31/2014

John Hancock
INVESTMENTS

Small Cap Value Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Common Stocks 95.8%		$175,382,962

(Cost $119,952,020)

Consumer Discretionary 11.1%		20,365,264

Diversified Consumer Services 1.6%
Matthews International Corp., Class A	73,020	2,993,820

Hotels, Restaurants & Leisure 0.3%
Choice Hotels International, Inc.	10,590	476,656

Household Durables 2.6%
Helen of Troy, Ltd. (I)	83,210	4,822,847

Multiline Retail 1.4%
Fred's, Inc., Class A	168,270	2,569,483

Specialty Retail 5.2%
Advance Auto Parts, Inc.	1,940	240,890
Ascena Retail Group, Inc. (I)	186,500	3,113,618
CST Brands, Inc.	2,910	96,234
Stage Stores, Inc. (L)	128,010	2,351,544
The Cato Corp., Class A	128,300	3,700,172

Consumer Staples 3.5%		6,341,460

Food & Staples Retailing 1.5%
Casey's General Stores, Inc.	37,330	2,659,016

Food Products 2.0%
Cranswick PLC	86,459	1,838,551
Post Holdings, Inc. (I)	36,900	1,843,893

Energy 6.0%		11,079,941

Energy Equipment & Services 2.3%
Era Group, Inc. (I)	68,968	2,015,245
SEACOR Holdings, Inc. (I)(L)	28,138	2,253,291

Oil, Gas & Consumable Fuels 3.7%
Diamondback Energy, Inc. (I)	34,735	2,621,798
Dorian LPG, Ltd. (I)	40,300	818,493
Scorpio Tankers, Inc.	365,340	3,313,634
Whiting Petroleum Corp. (I)	800	57,480

Financials 20.5%		37,539,194

Banks 10.2%
First Busey Corp.	243,202	1,352,203
First Midwest Bancorp, Inc.	167,360	2,677,760
First Niagara Financial Group, Inc.	181,540	1,563,059
Flushing Financial Corp.	83,068	1,652,223
Hancock Holding Company	59,930	2,024,435
International Bancshares Corp.	131,107	3,159,679
MB Financial, Inc.	76,000	2,039,840
Webster Financial Corp.	117,510	3,515,899
WestAmerica Bancorp. (L)	15,697	768,682

Capital Markets 1.0%
Ares Capital Corp.	4,890	84,304
Solar Capital, Ltd.	80,430	1,676,161

Insurance 3.9%
Alleghany Corp. (I)	330	138,970

1

Small Cap Value Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Financials (continued)

AMERISAFE, Inc.	39,100	$1,505,741
Assured Guaranty, Ltd.	2,775	67,766
Platinum Underwriters Holdings, Ltd.	29,590	1,898,199
Primerica, Inc.	72,010	3,243,330
Reinsurance Group of America, Inc.	1,790	139,906
White Mountains Insurance Group, Ltd.	185	109,246

Real Estate Investment Trusts 3.8%
Campus Crest Communities, Inc.	161,129	1,429,214
Corrections Corp. of America	2,810	91,409
DiamondRock Hospitality Company	146,362	1,817,816
Education Realty Trust, Inc.	177,290	1,854,453
Mid-America Apartment Communities, Inc.	1,370	99,120
Summit Hotel Properties, Inc.	170,050	1,707,302

Thrifts & Mortgage Finance 1.6%
Northwest Bancshares, Inc.	219,570	2,922,477

Health Care 12.5%		22,818,406

Health Care Equipment & Supplies 4.2%
Haemonetics Corp. (I)	51,470	1,753,068
ICU Medical, Inc. (I)	56,600	3,399,962
STERIS Corp.	47,360	2,534,707

Health Care Providers & Services 2.2%
Amsurg Corp. (I)	65,840	2,981,235
Corvel Corp. (I)	22,300	1,053,006

Health Care Technology 2.1%
Allscripts Healthcare Solutions, Inc. (I)	134,560	1,983,414
MedAssets, Inc. (I)	75,100	1,758,842

Life Sciences Tools & Services 3.3%
Charles River Laboratories International, Inc. (I)	72,540	3,886,693
ICON PLC (I)	51,400	2,172,678

Pharmaceuticals 0.7%
Phibro Animal Health Corp. (I)	68,040	1,294,801

Industrials 18.7%		34,240,495

Aerospace & Defense 1.6%
Cubic Corp.	58,954	2,868,112

Air Freight & Logistics 1.1%
Atlas Air Worldwide Holdings, Inc. (I)	18,438	674,646
UTi Worldwide, Inc.	138,880	1,354,080

Commercial Services & Supplies 6.5%
ACCO Brands Corp. (I)(L)	304,920	1,835,618
Clean Harbors, Inc. (I)	1,280	78,221
G&K Services, Inc., Class A	68,550	3,551,576
SP Plus Corp. (I)	119,898	2,843,981
United Stationers, Inc.	91,570	3,647,233

Industrial Conglomerates 0.1%
Carlisle Companies, Inc.	2,070	175,660

Machinery 6.3%
Albany International Corp., Class A	100,430	3,741,018
ESCO Technologies, Inc.	67,970	2,285,151
Luxfer Holdings PLC, ADR	68,580	1,290,676

2

Small Cap Value Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Industrials (continued)

Mueller Industries, Inc.	144,890	$4,175,730

Professional Services 0.9%
FTI Consulting, Inc. (I)	51,700	1,668,359

Trading Companies & Distributors 2.2%
GATX Corp.	61,510	4,050,434

Information Technology 12.6%		23,029,646

Electronic Equipment, Instruments & Components 6.9%
Belden, Inc.	89,740	6,460,383
Coherent, Inc. (I)	28,050	1,682,439
MTS Systems Corp.	17,900	1,184,980
ScanSource, Inc. (I)	62,820	2,330,622
Zebra Technologies Corp., Class A (I)	14,110	1,048,373

IT Services 2.3%
Forrester Research, Inc.	71,930	2,720,393
MAXIMUS, Inc.	32,848	1,467,649

Semiconductors & Semiconductor Equipment 0.9%
Maxim Integrated Products, Inc.	4,150	142,138
Micrel, Inc.	135,320	1,441,158

Software 0.9%
MICROS Systems, Inc. (I)	2,670	142,631
Verint Systems, Inc. (I)	32,140	1,489,046

Technology Hardware, Storage & Peripherals 1.6%
Diebold, Inc.	77,800	2,919,834

Materials 7.2%		13,261,062

Chemicals 4.8%
Innospec, Inc.	47,590	2,006,870
Koppers Holdings, Inc.	57,090	2,074,651
Sensient Technologies Corp.	43,050	2,359,140
Zep, Inc.	132,000	2,310,000

Containers & Packaging 1.1%
AptarGroup, Inc.	1,040	69,254
Greif, Inc., Class A	37,580	2,052,620

Paper & Forest Products 1.3%
Deltic Timber Corp.	38,990	2,388,527

Utilities 3.7%		6,707,494

Electric Utilities 1.2%
UNS Energy Corp.	34,276	2,076,097
Westar Energy, Inc.	1,640	59,122

Gas Utilities 2.5%
Atmos Energy Corp.	1,418	71,042
New Jersey Resources Corp.	25,200	1,386,252
The Laclede Group, Inc.	31,300	1,461,084
UGI Corp.	2,380	115,835
WGL Holdings, Inc.	37,930	1,538,062

3

Small Cap Value Fund
As of 5-31-14 (Unaudited)

	Yield (%)	Shares	Value

Securities Lending Collateral 2.5%			$4,625,312

(Cost $4,624,370)

John Hancock Collateral Investment Trust (W)	0.1191(Y)	462,194	4,625,312

		Par value	Value

Short-Term Investments 4.9%			$9,000,000

(Cost $9,000,000)

Repurchase Agreement 4.9%			9,000,000

Deutsche Bank Tri-Party Repurchase Agreement dated 5-30-14 at
0.0800% to be repurchased at $ 9,000,060 on 6-2-14, collateralized by $8,564,000 Government National Mortgage Association, 2.670%
- 6.000% due 8-20-26 to 8-15-48 (valued at $9,173,401, including
interest)		$9,000,000	9,000,000

Total investments (Cost $133,576,390)† 103.2%			$189,008,274

Other assets and liabilities, net (3.2%)			($5,824,963)

Total net assets 100.0%			$183,183,311

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-14. The value of securities on loan amounted to $ 4,510,981.00

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-14.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $134,078,490. Net unrealized appreciation aggregated $54,929,784, of which $56,104,691 related to appreciated investment securities and $1,174,907 related to depreciated investment securities.

4

Small Cap Value Fund
As of 5-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	5-31-14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$20,365,264	$20,365,264	—	—
Consumer Staples	6,341,460	4,502,909	$1,838,551	—
Energy	11,079,941	11,079,941	—	—
Financials	37,539,194	37,539,194	—	—
Health Care	22,818,406	22,818,406	—	—
Industrials	34,240,495	34,240,495	—	—
Information Technology	23,029,646	23,029,646	—	—
Materials	13,261,062	13,261,062	—	—
Utilities	6,707,494	6,707,494	—	—
Securities Lending Collateral	4,625,312	4,625,312	—	—
Short-Term Investments	9,000,000		9,000,000

Total Investments in Securities	$189,008,274	$178,169,723	$10,838,551	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close

5

Small Cap Value Fund
As of 5-31-14 (Unaudited)

out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Small Cap Value Fund.

439Q3 5/14
7/14

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 25.5%
U.S. Government - 6.7%
U.S. Treasury Bond 3.625%, 02/15/2044	$44,045,000	$46,618,902
U.S. Treasury Notes
1.375%, 09/30/2018	5,000,000	5,007,810
1.500%, 07/31/2016	2,740,000	2,802,291
1.625%, 03/31/2019	8,000,000	8,050,000
2.000%, 07/31/2020	3,000,000	3,025,314
2.250%, 04/30/2021	12,000,000	12,169,376
2.375%, 05/31/2018	3,700,000	3,869,101
2.500%, 05/15/2024	36,297,000	36,382,080

		117,924,874
U.S. Government Agency - 18.8%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043	3,344,722	3,325,105
3.036%, 03/01/2044 (P)	575,336	597,932
3.500%, 01/01/2042 to 09/01/2043	4,200,206	4,332,618
4.000%, 02/01/2044	2,179,930	2,313,877
4.500%, 09/01/2041 to 10/01/2041	8,527,284	9,224,979
5.000%, 03/01/2041 to 04/01/2041	6,316,243	7,019,403
5.500%, 07/01/2037	118,665	132,501
6.500%, 11/01/2037 to 09/01/2039	1,497,600	1,678,677
Federal National Mortgage Association
2.114%, 05/01/2035 (P)	576,185	605,788
2.180%, 01/01/2036 (P)	400,195	424,634
2.191%, 04/01/2036 (P)	114,636	121,082
2.497%, 07/01/2033 (P)	952	1,011
2.913%, 03/01/2044 (P)	503,799	522,298
3.000%, TBA (C)	23,250,000	22,999,202
3.000%, 07/01/2027 to 05/01/2043	34,084,368	34,005,161
3.400%, 09/27/2032	2,315,000	2,157,531
3.500%, TBA (C)	14,000,000	14,417,640
3.500%, 02/01/2026 to 07/01/2043	15,390,381	16,069,726
4.000%, TBA (C)	15,200,000	16,098,937
4.000%, 12/01/2024 to 01/01/2044	39,605,027	42,081,091
4.500%, TBA (C)	19,300,000	20,861,013
4.500%, 02/01/2041 to 11/01/2042	47,520,277	51,584,135
5.000%, 05/01/2018 to 04/01/2041	38,604,920	42,818,302
5.500%, 02/01/2018 to 03/01/2039	19,533,047	21,804,931
6.000%, 09/01/2022 to 02/01/2037	5,394,524	6,089,230
6.250%, 05/15/2029	157,000	212,516
6.500%, 02/01/2036 to 06/01/2039	3,730,173	4,194,251
7.000%, 04/01/2017 to 06/01/2032	7,532	8,719
7.500%, 09/01/2029 to 08/01/2031	1,742	2,068
Government National
Mortgage Association
4.000%, 02/15/2041	6,460,196	6,905,092
5.000%, 04/15/2035	19,812	21,876
5.500%, 03/15/2035	10,701	12,172
6.000%, 03/15/2033 to 06/15/2033	9,250	10,652
6.500%, 09/15/2028 to 08/15/2031	2,189	2,539
7.000%, 04/15/2029	1,210	1,429
8.000%, 10/15/2026	1,163	1,391

		332,659,509

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $438,895,922)		$450,584,383

FOREIGN GOVERNMENT
OBLIGATIONS - 0.2%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)	1,235,000	1,265,875

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina
9.224%, 12/15/2035 (P)	ARS	393,449	$3,945

			1,269,820
Japan - 0.0%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	13,319
Mexico - 0.0%
Government of Mexico
8.000%, 12/07/2023	MXN	238,900	21,552
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,648
9.375%, 04/01/2029		1,000	1,495

			10,143
Turkey - 0.1%
Republic of Turkey
6.625%, 02/17/2045		1,000,000	1,162,500

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,240,779)			$2,477,334

CORPORATE BONDS - 45.4%
Consumer Discretionary - 3.9%
21st Century Fox America, Inc.
5.400%, 10/01/2043		1,000,000	1,120,342
6.150%, 03/01/2037 to 02/15/2041		1,165,000	1,415,578
6.400%, 12/15/2035		430,000	537,495
6.650%, 11/15/2037		865,000	1,103,956
6.750%, 01/09/2038		2,000	2,471
7.750%, 12/01/2045		9,000	13,011
Advance Auto Parts, Inc.
4.500%, 12/01/2023		1,350,000	1,432,497
AMC Entertainment, Inc.
5.875%, 02/15/2022		1,185,000	1,226,475
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,355,000	565,516
AutoNation, Inc.
5.500%, 02/01/2020		$2,065,000	2,240,525
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	981,800
CBS Corp.
7.875%, 07/30/2030		1,555,000	2,093,554
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,180,000	1,262,600
Chrysler Group LLC
8.000%, 06/15/2019		490,000	535,325
Cinemark USA, Inc.
7.375%, 06/15/2021		440,000	486,750
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,292,946
COX Communications, Inc.
5.450%, 12/15/2014		70,000	71,820
Dana Holding Corp.
6.000%, 09/15/2023		1,220,000	1,290,150
Delphi Corp.
5.000%, 02/15/2023		3,170,000	3,387,937
Ford Motor Credit Company LLC
5.875%, 08/02/2021		6,348,000	7,434,206
8.000%, 12/15/2016		1,285,000	1,497,783
General Motors Company
4.875%, 10/02/2023 (S)		1,495,000	1,566,012

1

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
General Motors Company (continued)
6.250%, 10/02/2043 (S)	$1,210,000	$1,374,863
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,037,106
Hillman Group, Inc.
10.875%, 06/01/2018	773,000	820,153
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	895,000	971,075
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,554,719
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,345,000	1,395,438
L Brands, Inc.
6.625%, 04/01/2021	1,620,000	1,822,500
Landry’s, Inc.
9.375%, 05/01/2020 (S)	1,155,000	1,274,831
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,440,000	1,591,053
MDC Holdings, Inc.
5.500%, 01/15/2024	1,330,000	1,366,467
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	840,000	941,850
New Look Bondco I PLC
8.375%, 05/14/2018 (S)	380,000	407,550
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,643,647
PF Chang’s China Bistro, Inc.
10.250%, 06/30/2020 (S)	825,000	847,688
QVC, Inc.
4.375%, 03/15/2023	1,030,000	1,037,551
5.125%, 07/02/2022	820,000	868,987
Radio One, Inc.
9.250%, 02/15/2020 (S)	405,000	437,400
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022	1,000,000	1,037,500
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,205,000	1,343,575
Stackpole International Intermediate
Company SA
7.750%, 10/15/2021 (S)	800,000	836,000
Target Corp.
7.000%, 01/15/2038	168,000	227,661
Time Warner Cable, Inc.
4.500%, 09/15/2042	1,650,000	1,610,133
5.500%, 09/01/2041	1,450,000	1,602,289
8.250%, 04/01/2019	1,135,000	1,444,738
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	44,173
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	782,528
Time Warner, Inc.
3.400%, 06/15/2022	1,500,000	1,529,277
7.625%, 04/15/2031	9,000	12,477
Toll Brothers Finance Corp.
4.000%, 12/31/2018	1,400,000	1,442,000
Tops Holding II Corp.
8.750%, 06/15/2018	785,000	819,344
Viacom, Inc.
4.375%, 03/15/2043	1,078,000	998,288
6.125%, 10/05/2017	1,500,000	1,726,704
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	90,905	20,368

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
WideOpenWest Finance LLC
10.250%, 07/15/2019 (S)	$320,000	$359,200
Yum! Brands, Inc.
3.875%, 11/01/2023	1,400,000	1,431,662
6.250%, 03/15/2018	88,000	101,138
6.875%, 11/15/2037	250,000	319,438

		68,640,120
Consumer Staples - 1.7%
Ajecorp BV
6.500%, 05/14/2022 (S)	1,110,000	1,037,850
Alliance One International, Inc.
9.875%, 07/15/2021	2,655,000	2,708,100
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	13,453
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	1,105,000	1,390,405
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	820,924
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)	1,030,000	1,143,300
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	334,692	442,872
Embotelladora Andina SA
5.000%, 10/01/2023 (S)	1,000,000	1,068,724
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	2,000,000	1,863,574
General Mills, Inc.
5.700%, 02/15/2017	245,000	274,687
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	1,000,000	1,054,613
Harbinger Group, Inc.
7.875%, 07/15/2019	1,215,000	1,327,387
Kraft Foods Group, Inc.
6.125%, 08/23/2018	429,000	500,459
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,149,117
Nabisco, Inc.
7.550%, 06/15/2015	229,000	245,439
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	770,000	788,288
Revlon Consumer Products Corp.
5.750%, 02/15/2021	960,000	974,400
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	1,932,166
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	552,527
Safeway, Inc.
4.750%, 12/01/2021	415,000	426,498
5.000%, 08/15/2019	2,760,000	2,879,138
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,543,706
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,590,000	1,717,200
Smithfield Foods, Inc.
5.875%, 08/01/2021 (S)	280,000	297,500
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	212,185
TESCO PLC
6.150%, 11/15/2037 (S)	570,000	658,674
The Clorox Company
5.950%, 10/15/2017	500,000	572,258

2

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
The Kroger Company
6.800%, 12/15/2018	$920,000	$1,095,888
7.000%, 05/01/2018	580,000	682,774
Tops Holding Corp.
8.875%, 12/15/2017	488,000	532,530
Vector Group, Ltd.
7.750%, 02/15/2021	620,000	660,300

		30,566,936
Energy - 6.2%
Access Midstream Partners LP
4.875%, 03/15/2024	680,000	712,300
Afren PLC
6.625%, 12/09/2020 (S)	1,300,000	1,322,100
10.250%, 04/08/2019 (S)	510,000	576,300
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,550,000	1,948,417
8.700%, 03/15/2019	500,000	646,187
Apache Corp.
6.900%, 09/15/2018	455,000	548,318
Astoria Depositor Corp.
8.144%, 05/01/2021 (S)	1,670,000	1,753,500
Baytex Energy Corp.
5.625%, 06/01/2024 (S)	195,000	194,267
BJ Services Company
6.000%, 06/01/2018	880,000	1,010,064
BP Capital Markets PLC
2.750%, 05/10/2023	720,000	691,556
4.750%, 03/10/2019	1,000,000	1,125,433
BreitBurn Energy Partners LP
7.875%, 04/15/2022	1,030,000	1,107,250
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,191,836
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,391,779
Chaparral Energy, Inc.
7.625%, 11/15/2022	1,000,000	1,065,000
Chesapeake Energy Corp.
5.750%, 03/15/2023	1,000,000	1,115,000
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	11,044
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	1,345,000	1,265,037
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,268,402
Continental Resources, Inc.
5.000%, 09/15/2022	2,530,000	2,741,887
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,538,157
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	2,940,000	2,778,300
DCP Midstream Operating LP
3.875%, 03/15/2023	690,000	698,270
Denbury Resources, Inc.
5.500%, 05/01/2022	820,000	844,600
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,063,652
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,488,053
Ecopetrol SA
5.875%, 09/18/2023	640,000	714,400

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	$500,000	$544,248
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	698,466
7.500%, 04/15/2038	600,000	806,172
Encana Corp.
6.500%, 08/15/2034	1,000,000	1,230,922
Energy Transfer Partners LP
5.200%, 02/01/2022	2,165,000	2,401,379
6.700%, 07/01/2018	700,000	821,855
9.700%, 03/15/2019	1,230,000	1,610,475
Energy XXI Gulf Coast, Inc.
6.875%, 03/15/2024 (S)	470,000	473,525
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	515,127
6.125%, 10/15/2039	1,000,000	1,214,181
6.300%, 09/15/2017	820,000	948,208
6.875%, 03/01/2033	209,000	271,251
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,780,000	1,882,350
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	715,000	807,950
EP Energy LLC
7.750%, 09/01/2022	635,000	711,994
EV Energy Partners LP
8.000%, 04/15/2019	1,110,000	1,159,950
Exterran Partners LP
6.000%, 04/01/2021	310,000	314,650
FTS International, Inc.
6.250%, 05/01/2022 (S)	570,000	581,400
Halcon Resources Corp.
8.875%, 05/15/2021	690,000	734,850
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,720,511
Jones Energy Holdings LLC
6.750%, 04/01/2022 (S)	480,000	506,400
Kerr-McGee Corp.
6.950%, 07/01/2024	1,730,000	2,213,810
Key Energy Services, Inc.
6.750%, 03/01/2021	895,000	935,275
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	1,037,978
5.800%, 03/15/2035	208,000	228,934
7.300%, 08/15/2033	212,000	270,047
7.750%, 03/15/2032	480,000	624,543
Linn Energy LLC
6.500%, 05/15/2019	1,000,000	1,052,500
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	2,185,000	2,144,578
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	966,431
MarkWest Energy Partners LP
6.500%, 08/15/2021	716,000	773,280
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021 (L)	1,425,000	1,531,875
Nabors Industries, Inc.
5.000%, 09/15/2020	1,000,000	1,112,527

3

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Newfield Exploration Company
5.750%, 01/30/2022	$1,085,000	$1,177,225
Nexen Energy ULC
5.875%, 03/10/2035	212,000	239,202
6.400%, 05/15/2037	1,625,000	1,915,087
Noble Holding International, Ltd.
4.900%, 08/01/2020	1,250,000	1,374,559
5.250%, 03/15/2042	500,000	514,496
6.200%, 08/01/2040	500,000	570,683
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)	1,080,000	1,115,100
NuStar Logistics LP
8.150%, 04/15/2018	691,000	787,740
Offshore Group Investment, Ltd.
7.125%, 04/01/2023	765,000	772,650
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,532,012
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	875,000	861,875
5.375%, 01/26/2019 (S)	1,125,000	1,171,406
Petro-Canada
6.050%, 05/15/2018	396,000	459,535
Petrobras Global Finance BV
4.375%, 05/20/2023	1,180,000	1,126,147
Petrobras International Finance Company
5.375%, 01/27/2021	1,315,000	1,364,085
Petroleos de Venezuela SA
5.375%, 04/12/2027	1,860,000	1,074,150
Petroleos Mexicanos
4.875%, 01/24/2022	660,000	709,500
Plains Exploration & Production Company
6.500%, 11/15/2020	1,300,000	1,443,000
6.750%, 02/01/2022	2,130,000	2,390,925
6.875%, 02/15/2023	760,000	863,550
Precision Drilling Corp.
6.625%, 11/15/2020	645,000	690,150
Regency Energy Partners LP
5.500%, 04/15/2023	1,565,000	1,600,213
5.875%, 03/01/2022	285,000	302,813
Rex Energy Corp.
8.875%, 12/01/2020	560,000	621,600
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	830,000	900,550
Rowan Companies, Inc.
4.875%, 06/01/2022	930,000	995,695
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,154,231
6.750%, 02/15/2032	511,000	585,510
Summit Midstream Holdings LLC
7.500%, 07/01/2021	495,000	537,075
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	885,044
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,460,000	1,437,142
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,326,250
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	767,715
TransCanada Pipelines, Ltd.
3.750%, 10/16/2023	2,000,000	2,066,534
7.125%, 01/15/2019	400,000	489,538

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067		$1,840,000	$1,913,600
Transocean, Inc.
6.000%, 03/15/2018		1,000,000	1,127,438
6.375%, 12/15/2021		500,000	572,940
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)		605,000	644,325
Tullow Oil PLC
6.000%, 11/01/2020 (S)		765,000	787,950
6.250%, 04/15/2022 (S)		805,000	831,163
Weatherford International, Ltd.
6.500%, 08/01/2036		1,100,000	1,302,264
Williams Partners LP
4.300%, 03/04/2024		1,300,000	1,348,915
WPX Energy, Inc.
6.000%, 01/15/2022		840,000	879,900

			108,890,233
Financials - 18.3%
Alfa Bank OJSC
7.750%, 04/28/2021 (S)		375,000	399,375
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016		490,000	554,055
Ally Financial, Inc.
4.750%, 09/10/2018		985,000	1,046,563
American Express Bank FSB
6.000%, 09/13/2017		805,000	924,068
American International Group, Inc.
3.800%, 03/22/2017		1,000,000	1,073,209
4.125%, 02/15/2024		940,000	987,665
5.850%, 01/16/2018		1,100,000	1,258,246
6.250%, 03/15/2037		1,700,000	1,848,750
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,016,000	2,726,640
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024		735,000	779,468
ARC Properties Operating Partnership LP
4.600%, 02/06/2024 (S)		3,455,000	3,555,288
Aspen Insurance Holdings, Ltd.
4.650%, 11/15/2023		2,000,000	2,081,706
Assurant, Inc.
4.000%, 03/15/2023		1,740,000	1,756,206
AvalonBay Communities, Inc.
5.700%, 03/15/2017		1,500,000	1,683,767
AXA SA
8.600%, 12/15/2030		820,000	1,099,100
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		1,095,000	1,186,706
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,000,000	1,076,000
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
U.S. Treasury + 4.398%)
04/15/2024 (Q)(S)		1,600,000	1,348,000
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	2,600,000	1,093,827

4

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banco Santander Chile
5.375%, 12/09/2014 (S)	$5,000	$5,113
Bank of America Corp.
3.300%, 01/11/2023	690,000	678,639
3.625%, 03/17/2016	1,250,000	1,310,111
5.000%, 05/13/2021	3,135,000	3,493,371
5.625%, 07/01/2020	1,000,000	1,152,632
5.650%, 05/01/2018	1,000,000	1,136,995
5.700%, 01/24/2022	1,225,000	1,419,949
5.750%, 12/01/2017	849,000	961,513
6.875%, 04/25/2018	1,935,000	2,289,722
7.625%, 06/01/2019	685,000	850,280
Bank of America NA
5.300%, 03/15/2017	460,000	506,814
Barclays Bank PLC
10.179%, 06/12/2021 (S)	1,940,000	2,668,501
Berkshire Hathaway Energy Company
3.750%, 11/15/2023	2,000,000	2,068,694
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	1,056,995
Boston Properties LP
3.700%, 11/15/2018	1,042,000	1,115,644
BPCE SA
5.700%, 10/22/2023 (S)	2,120,000	2,292,373
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,659,801
Capital One Financial Corp.
3.150%, 07/15/2016	1,000,000	1,046,052
3.500%, 06/15/2023	605,000	607,175
4.750%, 07/15/2021	3,390,000	3,775,850
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,080,000
Citigroup, Inc.
3.500%, 05/15/2023	1,390,000	1,347,993
3.875%, 10/25/2023	580,000	589,208
4.450%, 01/10/2017	1,350,000	1,457,429
4.500%, 01/14/2022	1,000,000	1,083,431
5.375%, 08/09/2020	800,000	916,190
5.500%, 09/13/2025	2,290,000	2,528,329
6.125%, 08/25/2036	1,060,000	1,208,888
CNA Financial Corp.
6.500%, 08/15/2016	985,000	1,103,249
7.250%, 11/15/2023	1,570,000	1,974,713
Commerzbank AG
8.125%, 09/19/2023 (S)	1,915,000	2,288,505
CommonWealth REIT
5.875%, 09/15/2020	1,200,000	1,314,104
Corrections Corp. of America
4.625%, 05/01/2023	1,010,000	999,900
Credit Acceptance Corp.
6.125%, 02/15/2021 (S)	1,410,000	1,469,925
Credit Agricole SA (7.875% to
01/23/2024, then 5 year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	1,875,000	2,021,812
Credit Suisse AG
6.500%, 08/08/2023 (S)	1,500,000	1,663,125
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	975,000	1,064,008
Credito Real SAB de CV
7.500%, 03/13/2019 (S)	1,415,000	1,528,200

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Crown Castle International Corp.
5.250%, 01/15/2023	$1,000,000	$1,040,000
DDR Corp.
3.500%, 01/15/2021	1,350,000	1,370,340
7.500%, 04/01/2017	2,430,000	2,815,906
7.875%, 09/01/2020	345,000	439,186
Discover Bank
7.000%, 04/15/2020	695,000	837,257
Discover Financial Services
5.200%, 04/27/2022	1,200,000	1,328,030
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	1,211,504	1,269,050
6.125%, 11/30/2019 (S)	900,000	942,750
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through
5.125%, 11/30/2022 (S)	734,459	775,096
Dresdner Bank AG
7.250%, 09/15/2015	281,000	299,357
Enova International, Inc.
9.750%, 06/01/2021 (S)	1,240,000	1,219,850
EPR Properties
5.250%, 07/15/2023	2,000,000	2,090,318
7.750%, 07/15/2020	920,000	1,103,279
ERP Operating LP
5.125%, 03/15/2016	1,670,000	1,800,698
5.750%, 06/15/2017	775,000	877,757
Essex Portfolio LP
5.500%, 03/15/2017 (S)	1,430,000	1,590,319
Fifth Street Finance Corp.
4.875%, 03/01/2019	1,345,000	1,401,253
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	1,375,000	1,292,500
General Electric Capital Corp.
0.704%, 08/15/2036 (P)	1,470,000	1,221,113
4.375%, 09/16/2020	885,000	974,474
5.300%, 02/11/2021	485,000	551,373
5.550%, 05/04/2020	2,010,000	2,346,524
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	2,000,000	2,360,000
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	690,000	571,838
Genworth Holdings, Inc.
4.900%, 08/15/2023	1,500,000	1,608,533
7.625%, 09/24/2021	1,390,000	1,744,128
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	2,065,000	2,054,675
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,715,000	1,993,773
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,325,000	1,522,910
6.625%, 03/30/2040	500,000	656,245
HBOS PLC
6.000%, 11/01/2033 (S)	1,475,000	1,605,847
6.750%, 05/21/2018 (S)	2,570,000	2,965,145

5

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HCP, Inc.
3.750%, 02/01/2019	$1,250,000	$1,336,473
4.250%, 11/15/2023	1,000,000	1,043,895
Health Care REIT, Inc.
4.500%, 01/15/2024	2,000,000	2,111,660
4.950%, 01/15/2021	575,000	636,586
6.125%, 04/15/2020	2,225,000	2,602,903
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,136,632
6.500%, 01/17/2017	1,027,000	1,157,950
Highwoods Realty LP
5.850%, 03/15/2017	2,255,000	2,512,882
Host Hotels & Resorts LP
5.250%, 03/15/2022	1,155,000	1,279,458
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	1,310,000	1,394,836
5.750%, 11/16/2020 (S)	1,080,000	1,191,727
ING Bank NV
5.800%, 09/25/2023 (S)	825,000	921,518
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	418,688
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,144,204
Jefferies Group LLC
5.125%, 04/13/2018	1,100,000	1,206,249
6.875%, 04/15/2021	1,630,000	1,907,100
8.500%, 07/15/2019	1,280,000	1,594,819
JPMorgan Chase & Company
3.150%, 07/05/2016	1,000,000	1,044,818
3.375%, 05/01/2023	1,750,000	1,708,012
4.500%, 01/24/2022	1,300,000	1,419,834
4.625%, 05/10/2021	2,815,000	3,111,335
6.300%, 04/23/2019	1,267,000	1,502,568
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	1,220,000	1,165,100
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	2,540,000	2,743,200
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,360,000	1,533,400
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	659,568
Leucadia National Corp.
5.500%, 10/18/2023	4,095,000	4,368,558
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	2,000,000	2,080,152
5.000%, 06/01/2021 (S)	2,075,000	2,297,297
7.800%, 03/15/2037 (S)	1,670,000	1,970,600
Liberty Property LP
4.400%, 02/15/2024	1,000,000	1,051,848
5.500%, 12/15/2016	1,500,000	1,645,125
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,190,976
8.750%, 07/01/2019	900,000	1,176,089
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,332,000	2,366,980

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month
LIBOR + 2.358%)
05/17/2066	$425,000	$442,000
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	1,220,000	1,306,925
Loews Corp.
2.625%, 05/15/2023	870,000	828,511
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	655,000	754,728
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	1,350,000	1,383,766
6.000%, 01/14/2020 (S)	720,000	815,305
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	485,000	505,112
Markel Corp.
5.000%, 03/30/2043	1,730,000	1,799,041
5.350%, 06/01/2021	1,500,000	1,691,272
Marsh & McLennan Companies, Inc.
4.050%, 10/15/2023	2,000,000	2,105,442
MBIA Insurance Corp.
11.487%, 01/15/2033 (H)(S)	650,000	508,625
MetLife, Inc.
6.400%, 12/15/2036	915,000	1,020,728
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,603,191
Mid-America Apartments LP
6.250%, 06/15/2014 (S)	211,000	211,355
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	1,380,000	1,424,709
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,462,175
Morgan Stanley
0.678%, 10/18/2016 (P)	830,000	828,494
3.750%, 02/25/2023	1,700,000	1,724,840
4.100%, 05/22/2023	2,995,000	3,012,131
4.875%, 11/01/2022	1,140,000	1,219,565
5.500%, 01/26/2020 to 07/24/2020	2,690,000	3,071,004
5.550%, 04/27/2017	805,000	897,673
5.625%, 09/23/2019	1,000,000	1,150,564
5.750%, 01/25/2021	1,575,000	1,821,354
5.950%, 12/28/2017	290,000	330,639
6.000%, 04/28/2015	1,000,000	1,048,073
6.625%, 04/01/2018	140,000	163,900
7.300%, 05/13/2019	2,940,000	3,590,766
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	1,370,000	1,417,950
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	895,538
6.875%, 05/01/2021	635,000	692,150
NANA Development Corp.
9.500%, 03/15/2019 (S)	795,000	798,975
National Retail Properties, Inc.
3.300%, 04/15/2023	1,740,000	1,698,927
Nationstar Mortgage LLC
7.875%, 10/01/2020	945,000	954,450
9.625%, 05/01/2019	855,000	938,363
10.875%, 04/01/2015	1,050,000	1,055,250

6

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	$965,000	$1,034,963
Nordea Bank AB
3.125%, 03/20/2017 (S)	1,200,000	1,264,784
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	978,956
Omega Healthcare Investors, Inc.
4.950%, 04/01/2024 (S)	2,085,000	2,097,153
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10/15/2019, then 5 year
U.S. Swap Rate + 2.203%)
10/15/2024 (S)	635,000	642,955
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	960,000	1,102,983
Piedmont Operating Partnership LP
4.450%, 03/15/2024	1,000,000	1,027,893
PNC Financial Services Group, Inc.
2.854%, 11/09/2022 (P)	2,280,000	2,229,861
PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	1,010,000	969,600
Prologis International Funding II
4.875%, 02/15/2020 (S)	2,465,000	2,661,078
ProLogis LP
4.500%, 08/15/2017	1,250,000	1,358,218
Prudential Financial, Inc.
5.200%, 03/15/2044 (P)	355,000	357,663
5.375%, 06/21/2020	700,000	807,243
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	1,965,000	2,097,637
Rabobank Nederland NV
3.875%, 02/08/2022	2,860,000	3,031,754
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,737,000	2,329,838
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (S)	300,000	303,750
Realty Income Corp.
3.250%, 10/15/2022	1,020,000	998,486
5.375%, 09/15/2017	1,250,000	1,396,120
5.950%, 09/15/2016	560,000	620,534
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	1,500,000	1,607,919
RLI Corp.
4.875%, 09/15/2023	2,000,000	2,054,236
Simon Property Group LP
5.750%, 12/01/2015	530,000	564,520
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	942,844
Springleaf Finance Corp.
6.000%, 06/01/2020	1,015,000	1,030,225
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,501,899
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,059,693
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	608,175

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	$1,455,000	$1,964,307
The Allstate Corp.
5.750%, 08/15/2053 (P)	2,000,000	2,137,500
The Bear Stearns Companies LLC
7.250%, 02/01/2018	925,000	1,104,536
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,053,000
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	2,200,000	2,201,839
5.250%, 07/27/2021	3,455,000	3,879,941
5.375%, 03/15/2020	1,000,000	1,132,575
5.500%, 11/15/2014	447,000	457,371
5.750%, 01/24/2022	325,000	375,674
5.950%, 01/18/2018	750,000	854,440
6.150%, 04/01/2018	1,000,000	1,149,708
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	370,000	428,957
The PNC Financial Services Group, Inc.
4.447%, 07/18/2014 (P)(Q)	810,000	811,620
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	616,997
UBS AG
7.625%, 08/17/2022	1,370,000	1,643,822
Unum Group
7.125%, 09/30/2016	945,000	1,077,654
USB Realty Corp.
1.475%, 01/15/2017 (P)(Q)(S)	1,125,000	1,035,000
USI, Inc.
7.750%, 01/15/2021 (S)	1,165,000	1,199,950
Ventas Realty LP
4.000%, 04/30/2019	960,000	1,033,041
4.750%, 06/01/2021	2,015,000	2,223,264
Vornado Realty LP
4.250%, 04/01/2015	1,000,000	1,021,013
5.000%, 01/15/2022	1,250,000	1,366,183
Voya Financial, Inc.
5.500%, 07/15/2022	695,000	796,476
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	825,000	836,344
W.R. Berkley Corp.
6.150%, 08/15/2019	14,000	15,806
Wachovia Bank NA
5.850%, 02/01/2037	930,000	1,149,067
Walter Investment Management Corp.
7.875%, 12/15/2021 (S)	1,490,000	1,503,038
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,122,761
6.750%, 09/02/2019 (S)	745,000	907,099
Weingarten Realty Investors
3.375%, 10/15/2022	1,505,000	1,479,287
Wells Fargo & Company
3.450%, 02/13/2023	1,100,000	1,091,534
3.500%, 03/08/2022	1,700,000	1,761,606
5.375%, 11/02/2043	2,000,000	2,178,746

7

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	$2,085,000	$2,191,856
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	2,464,000	2,805,880
Weyerhaeuser Company
7.375%, 03/15/2032	1,690,000	2,249,219
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	3,115,000	3,277,818
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,519,433
WR Berkley Corp.
5.375%, 09/15/2020	800,000	894,926
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	2,288,000	2,267,980

		322,188,175
Health Care - 1.9%
AbbVie, Inc.
4.400%, 11/06/2042	2,000,000	2,001,838
Agilent Technologies, Inc.
3.875%, 07/15/2023	930,000	945,499
Alere, Inc.
7.250%, 07/01/2018	950,000	1,037,875
Allergan, Inc.
5.750%, 04/01/2016	400,000	432,414
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,099,540
6.150%, 11/15/2036	500,000	617,906
Community Health Systems, Inc.
6.875%, 02/01/2022 (S)	335,000	352,588
Coventry Health Care, Inc.
6.300%, 08/15/2014	420,000	424,908
Covidien International Finance SA
6.000%, 10/15/2017	610,000	700,883
Endo Finance LLC
7.250%, 01/15/2022 (S)	1,123,000	1,224,070
Forest Laboratories, Inc.
5.000%, 12/15/2021 (S)	905,000	990,975
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)	1,145,000	1,185,075
HCA, Inc.
4.750%, 05/01/2023	1,000,000	1,000,000
7.500%, 02/15/2022	935,000	1,077,587
Laboratory Corp. of America Holdings
4.000%, 11/01/2023	2,000,000	2,033,308
LifePoint Hospitals, Inc.
5.500%, 12/01/2021 (S)	275,000	288,063
Medco Health Solutions, Inc.
7.125%, 03/15/2018	915,000	1,087,510
Mylan, Inc.
2.600%, 06/24/2018	940,000	956,747
7.875%, 07/15/2020 (S)	1,700,000	1,892,054
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	1,301,000	1,382,312
Perrigo Company PLC
2.300%, 11/08/2018 (S)	2,000,000	2,006,794

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Quest Diagnostics, Inc.
2.700%, 04/01/2019	$1,375,000	$1,390,588
4.250%, 04/01/2024	1,170,000	1,200,237
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)	735,000	788,288
Select Medical Corp.
6.375%, 06/01/2021	885,000	922,613
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	170,000	202,892
UnitedHealth Group, Inc.
5.375%, 03/15/2016	15,000	16,237
5.700%, 10/15/2040	1,500,000	1,817,308
5.800%, 03/15/2036	115,000	139,151
Valeant Pharmaceuticals International, Inc.
7.500%, 07/15/2021 (S)	790,000	876,900
WellCare Health Plans, Inc.
5.750%, 11/15/2020	625,000	665,625
WellPoint, Inc.
3.300%, 01/15/2023	1,500,000	1,494,034
5.000%, 12/15/2014	208,000	213,208
6.375%, 06/15/2037	415,000	522,793

		32,987,820
Industrials - 4.6%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)	1,335,000	1,228,200
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	645,000	714,338
Air Lease Corp.
3.375%, 01/15/2019	1,405,000	1,440,125
3.875%, 04/01/2021	680,000	691,900
4.750%, 03/01/2020	2,190,000	2,356,987
5.625%, 04/01/2017	570,000	627,000
Aircastle, Ltd.
6.250%, 12/01/2019	620,000	671,150
7.625%, 04/15/2020	430,000	495,575
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	348,204	402,176
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	2,371,606	2,573,192
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	2,096,064	2,261,130
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	589,538	617,541
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	2,014,760	2,105,425
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	830,000	879,800
Casella Waste Systems, Inc.
7.750%, 02/15/2019	1,150,000	1,207,500
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	995,743
5.500%, 03/15/2016	405,000	439,529
7.150%, 02/15/2019	450,000	554,781
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	756,547	818,962

8

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	$217,668	$235,626
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	420,111	470,525
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	36,898	39,850
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,280,978	1,460,315
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	326,991	353,151
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	575,134	626,896
CSX Corp.
7.375%, 02/01/2019	727,000	893,446
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,847,697	2,147,948
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	2,000,608	2,375,722
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	241,677	270,678
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	710,950	785,599
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	827,000	889,025
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)	660,000	695,439
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)	850,000	890,375
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	2,000,000	1,979,282
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	810,000	843,412
GATX Corp.
5.200%, 03/15/2044	400,000	431,990
General Electric Company
2.700%, 10/09/2022	1,400,000	1,377,995
Glencore Funding LLC
4.125%, 05/30/2023 (S)	1,235,000	1,219,637
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)	480,000	510,000
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	755,000	824,837
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	752,375
Iron Mountain, Inc.
5.750%, 08/15/2024	1,330,000	1,330,000
6.000%, 08/15/2023	1,465,000	1,556,562
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	1,300,000	1,334,112
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	1,320,000	1,390,950

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Masco Corp.
5.850%, 03/15/2017		$705,000	$777,263
7.125%, 03/15/2020		810,000	947,700
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		950,000	995,125
Navios South American Logistics, Inc.
7.250%, 05/01/2022 (S)		1,135,000	1,167,631
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		776,678	889,297
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		1,020,000	1,101,600
7.500%, 09/14/2015 (Q)(S)		620,000	644,800
8.250%, 04/25/2018 (S)	BRL	1,300,000	507,745
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2022 (S)		$400,000	426,500
Owens Corning
4.200%, 12/15/2022		1,255,000	1,283,849
Parker Hannifin Corp.
5.500%, 05/15/2018		1,000,000	1,137,540
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)		1,115,000	1,188,258
Ryder System, Inc.
2.450%, 11/15/2018		1,850,000	1,881,609
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		530,000	561,800
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		569,000	633,013
Stanley Black & Decker, Inc.
5.750%, 12/15/2053 (P)		1,350,000	1,459,687
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)		975,000	1,009,125
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)		4,145,000	3,647,600
Textron, Inc.
5.600%, 12/01/2017		1,106,000	1,244,984
7.250%, 10/01/2019		710,000	866,480
The Dun & Bradstreet Corp.
4.375%, 12/01/2022		1,700,000	1,729,714
TransDigm, Inc.
6.500%, 07/15/2024 (S)		630,000	639,450
Tutor Perini Corp.
7.625%, 11/01/2018		1,320,000	1,395,900
Tyco Electronics Group SA
4.875%, 01/15/2021		500,000	551,330
6.550%, 10/01/2017		730,000	847,418
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016		173,144	198,250
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017		655,063	751,684
Union Pacific Corp.
4.163%, 07/15/2022		686,000	747,886
United Rentals North America, Inc.
5.750%, 11/15/2024		840,000	869,400
6.125%, 06/15/2023		2,000,000	2,150,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		761,976	864,843

9

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	$491,362	$552,783

		80,437,065
Information Technology - 0.4%
Altice Financing SA
6.500%, 01/15/2022 (S)	480,000	506,400
Ancestry.com, Inc.
11.000%, 12/15/2020	960,000	1,125,600
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)	590,000	607,700
Blackboard, Inc.
7.750%, 11/15/2019 (S)	465,000	488,250
Leidos, Inc.
5.500%, 07/01/2033	825,000	793,487
Micron Technology, Inc.
5.875%, 02/15/2022 (S)	1,185,000	1,264,988
Tyco Electronics Group SA
2.375%, 12/17/2018	2,020,000	2,033,530
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,170,755

		7,990,710
Materials - 2.5%
Alcoa, Inc.
5.720%, 02/23/2019	150,000	165,468
5.870%, 02/23/2022	650,000	704,254
Allegheny Technologies, Inc.
9.375%, 06/01/2019	2,275,000	2,841,011
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,350,000	1,468,125
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)	1,300,000	1,456,780
ArcelorMittal
10.350%, 06/01/2019	825,000	1,045,688
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	1,105,134	1,182,493
Ashland, Inc.
4.750%, 08/15/2022	1,000,000	997,500
AuRico Gold, Inc.
7.750%, 04/01/2020 (S)	400,000	393,000
Axiall Corp.
4.875%, 05/15/2023 (S)	1,000,000	992,500
Ball Corp.
4.000%, 11/15/2023	1,000,000	945,000
Braskem America Finance Company
7.125%, 07/22/2041 (S)	1,000,000	1,022,500
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,760,000	1,975,600
Cemex SAB de CV
6.500%, 12/10/2019 (S)	1,100,000	1,170,180
CF Industries, Inc.
4.950%, 06/01/2043	730,000	736,281
7.125%, 05/01/2020	1,265,000	1,546,412
Commercial Metals Company
7.350%, 08/15/2018	790,000	900,600
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	999,000	1,021,478
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)	2,000,000	2,196,474
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,066,266

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	$644,000	$738,990
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	1,000,000	1,035,000
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	740,000	727,050
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	986,264
JMC Steel Group
8.250%, 03/15/2018 (S)	440,000	451,000
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	1,120,000	1,090,600
Methanex Corp.
5.250%, 03/01/2022	1,080,000	1,186,149
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	760,000	764,750
Neenah Paper, Inc.
5.250%, 05/15/2021 (S)	455,000	459,550
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)	555,000	577,200
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,035,000	1,084,163
8.250%, 01/15/2021 (S)	630,000	653,625
SunCoke Energy, Inc.
7.625%, 08/01/2019	246,000	261,842
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	630,000	704,025
The Dow Chemical Company
3.000%, 11/15/2022	460,000	449,122
4.125%, 11/15/2021	1,700,000	1,814,694
The Mosaic Company
4.250%, 11/15/2023	1,700,000	1,792,930
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	1,010,000	982,225
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,048,196
Vedanta Resources PLC
7.125%, 05/31/2023 (S)	850,000	894,625
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	1,010,000	1,075,650
Xstrata Finance Canada, Ltd.
4.250%, 10/25/2022 (S)	705,000	709,549
4.950%, 11/15/2021 (S)	1,100,000	1,168,656

		44,483,465
Telecommunication Services - 3.2%
America Movil SAB de CV
4.375%, 07/16/2042 (L)	1,500,000	1,405,608
American Tower Corp.
3.400%, 02/15/2019	740,000	772,038
4.700%, 03/15/2022	1,100,000	1,167,364
5.000%, 02/15/2024	1,330,000	1,444,516
5.900%, 11/01/2021	1,500,000	1,729,578
AT&T, Inc.
4.350%, 06/15/2045	762,000	725,342
5.100%, 09/15/2014	16,000	16,214
5.350%, 09/01/2040	257,000	280,621
5.550%, 08/15/2041	800,000	901,844
5.600%, 05/15/2018	500,000	572,923
CenturyLink, Inc.
5.625%, 04/01/2020	415,000	438,863
5.800%, 03/15/2022	1,400,000	1,456,000
6.450%, 06/15/2021	890,000	967,875
7.600%, 09/15/2039	1,850,000	1,859,250

10

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Columbus International, Inc.
7.375%, 03/30/2021 (S)		$625,000	$661,719
Comcel Trust
6.875%, 02/06/2024 (S)		1,040,000	1,112,800
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)		2,000,000	2,129,708
4.883%, 08/15/2020 (S)		1,705,000	1,894,637
6.113%, 01/15/2020 (S)		1,448,000	1,679,094
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		870,000	1,036,889
8.750%, 06/15/2030		227,000	333,528
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		1,155,000	1,244,512
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)		2,975,000	3,035,550
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		695,000	682,838
6.625%, 10/15/2021 (S)		1,000,000	1,063,750
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,650,000	682,191
PAETEC Holding Corp.
9.875%, 12/01/2018		$907,000	986,362
Rogers Communications, Inc.
5.450%, 10/01/2043		2,000,000	2,237,932
SBA Tower Trust
2.933%, 12/15/2017 (S)		1,220,000	1,246,031
3.598%, 04/15/2018 (S)		2,465,000	2,470,492
5.101%, 04/17/2017 (S)		940,000	1,009,689
SoftBank Corp.
4.500%, 04/15/2020 (S)		1,300,000	1,316,250
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	922,500
8.750%, 03/15/2032		685,000	792,887
T-Mobile USA, Inc.
6.125%, 01/15/2022		485,000	514,100
6.250%, 04/01/2021		560,000	595,000
Telecom Italia Capital SA
6.999%, 06/04/2018		1,020,000	1,175,550
7.200%, 07/18/2036		960,000	1,046,400
Telefonica Emisiones SAU
6.421%, 06/20/2016		1,875,000	2,073,144
Verizon Communications, Inc.
3.450%, 03/15/2021		1,330,000	1,377,353
5.150%, 09/15/2023		3,500,000	3,935,403
6.550%, 09/15/2043		3,050,000	3,864,981
6.900%, 04/15/2038		450,000	580,003
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)		1,125,000	1,164,375

			56,603,704
Utilities - 2.7%
AES Corp.
4.875%, 05/15/2023		1,300,000	1,274,000
Appalachian Power Company
7.000%, 04/01/2038		425,000	578,207
Arizona Public Service Company
5.500%, 09/01/2035		222,000	261,791
Beaver Valley II Funding Corp.
9.000%, 06/01/2017		190,000	420,248
BVPS II Funding Corp.
8.890%, 06/01/2017		111,000	142,395
Calpine Corp.
6.000%, 01/15/2022 (S)		375,000	402,188

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	$10,000	$13,765
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	222,684
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,161,844
Centrica PLC
4.000%, 10/16/2023 (S)	2,000,000	2,004,080
CMS Energy Corp.
5.050%, 03/15/2022	1,830,000	2,082,641
Commonwealth Edison Company
5.800%, 03/15/2018	1,270,000	1,458,895
DPL, Inc.
7.250%, 10/15/2021	1,400,000	1,501,500
Duke Energy Corp.
3.950%, 10/15/2023	2,000,000	2,108,346
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	1,520,000	1,562,560
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,081,825
Exelon Generation Company LLC
5.600%, 06/15/2042	298,000	321,766
FirstEnergy Corp.
4.250%, 03/15/2023	1,500,000	1,483,327
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,840,000	1,856,100
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	1,370,000	1,458,433
6.875%, 06/21/2023 (S)	655,000	744,552
7.250%, 01/15/2019 (S)	1,195,000	1,354,831
LBC Tank Terminals Holding
Netherlands BV
6.875%, 05/15/2023 (S)	300,000	318,000
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	16,781
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/01/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	641,063
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	535,000	539,280
NiSource Finance Corp.
4.800%, 02/15/2044	1,740,000	1,771,795
5.650%, 02/01/2045	2,000,000	2,260,936
NRG Energy, Inc.
7.625%, 01/15/2018	1,160,000	1,323,850
8.250%, 09/01/2020	855,000	944,775
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,778,944
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	571,325
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,129,851
PNPP II Funding Corp.
9.120%, 05/30/2016	209,000	218,115
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,590,000	1,592,051

11

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
PPL Capital Funding, Inc. (continued)
3.500%, 12/01/2022	$1,530,000	$1,557,817
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,285,000	1,293,031
PSEG Power LLC
8.625%, 04/15/2031	214,000	309,011
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,193,688
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,308,272
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	925,358
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	900,000	969,750
TransAlta Corp.
6.650%, 05/15/2018	580,000	660,817
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	781,150
W3A Funding Corp.
8.090%, 01/02/2017	856,021	856,625
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	945,000	978,075

		47,436,338

TOTAL CORPORATE BONDS (Cost $752,464,708)		$800,224,566

CAPITAL PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Allfirst Preferred Capital Trust
1.727%, 07/15/2029 (P)	310,000	277,450
BAC Capital Trust XIV, Series G
4.000%, 07/03/2014 (P)(Q)	2,064,000	1,671,840
Goldman Sachs Capital II
4.000%, 07/18/2014 (P)(Q)	2,155,000	1,734,775
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,650,000	1,717,650
ILFC E-Capital Trust II (6.25% to
12/21/2015, then 1.80% + Highest of
3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	1,300,000	1,283,750
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month
LIBOR + 3.960%)
12/15/2037 (S)	375,000	461,250
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	855,000	1,171,350
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	1,540,000	1,697,850
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,227,000	1,312,890

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
State Street Capital Trust IV
1.233%, 06/15/2037 (P)	$2,170,000	$1,811,950
SunTrust Preferred Capital I
4.000%, 07/18/2014 (P)(Q)	102,000	81,600
USB Capital IX
3.500%, 07/18/2014 (P)(Q)	1,525,000	1,303,875
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	2,845,000	3,072,600
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	2,177,000	2,323,948

		19,922,778

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $18,684,829)		$19,922,778

CONVERTIBLE BONDS - 0.0%
Consumer Discretionary - 0.0%
Sirius XM Radio, Inc.
7.000%, 12/01/2014 (S)	293,000	529,781

TOTAL CONVERTIBLE BONDS (Cost $316,074)		$529,781

TERM LOANS (M) - 0.5%
Consumer Discretionary - 0.0%
CCM Merger, Inc.
5.000%, 03/01/2017	356,877	356,208
Marina District Finance Company, Inc.
6.750%, 08/15/2018	324,188	328,544

		684,752
Consumer Staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	1,259,465	1,210,660
Energy - 0.0%
Templar Energy LLC
8.000%, 11/25/2020	770,000	762,300
Financials - 0.1%
iStar Financial, Inc.
4.500%, 10/16/2017	268,451	269,122
Ocwen Loan Servicing LLC
5.000%, 02/15/2018	217,800	218,617
Walter Investment Management Corp.
4.750%, 12/11/2020	457,364	451,218

		938,957
Health Care - 0.1%
CRC Health Corp.
5.250%, 03/29/2021	260,000	260,758
9.000%, 09/28/2021	500,000	501,667

		762,425
Industrials - 0.2%
Delta Air Lines, Inc.
3.500%, 10/18/2018	788,005	785,754
Syncreon Group BV
5.250%, 10/28/2020	$1,396,500	1,403,482
WP CPP Holdings LLC
4.750%, 12/27/2019	493,750	494,367

		2,683,603

12

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials - 0.0%
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	$758,489	$757,304
Utilities - 0.0%
La Frontera Generation LLC
4.500%, 09/30/2020	517,055	517,443

TOTAL TERM LOANS (Cost $8,249,950)		$8,317,444

MUNICIPAL BONDS - 0.1%
Buckeye Ohio Tobacco Settlement
Financing Authority, Series A-2
5.875%, 06/01/2030	850,000	712,096
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	780,689

TOTAL MUNICIPAL BONDS (Cost $1,301,273)		$1,492,785

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.9%
Commercial & Residential - 16.6%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
0.730%, 08/25/2035 (P)	809,275	765,732
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.639%, 12/25/2046	11,106,028	796,626
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.370%, 06/25/2045 (P)	1,864,429	1,757,774
Series 2004-4, Class 5A,
2.323%, 02/25/2045 (P)	196,185	196,426
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	2,150,000	2,476,035
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	3,595,000	4,147,278
Banc of America Commercial Mortgage
Securities Trust, Series 2013-DSNY,
Class E 2.752%, 09/15/2026 (P)(S)	1,145,000	1,148,572
Banc of America Commercial
Mortgage Trust, Series 2007-3,
Class AJ 5.591%, 06/10/2049 (P)	1,500,000	1,557,681
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.080%, 10/10/2045 (S)	56,420,940	83,842
Series 2006-5, Class AJ,
5.477%, 09/10/2047	1,000,000	911,827
Series 2006-5, Class AM,
5.448%, 09/10/2047	1,750,000	1,880,347
Series 2006-6, Class AJ,
5.421%, 10/10/2045	1,800,000	1,855,309
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,650,000	1,789,135
Series 2007-1, Class A3,
5.449%, 01/15/2049	159,149	159,192
Series 2007-2, Class A2,
5.622%, 04/10/2049 (P)	349,048	349,176
Series 2007-3, Class AM,
5.591%, 06/10/2049 (P)	1,000,000	1,107,864
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,100,000	1,197,997

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage Trust, Inc. (continued)
Series 2007-4, Class AM,
5.821%, 02/10/2051 (P)	$2,800,000	$3,141,054
Series 2007-5, Class AM,
5.772%, 02/10/2051 (P)	747,000	810,406
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	52,634
Bayview Commercial Asset Trust
Series 2005-4A , Class A2,
0.540%, 01/25/2036 (P)(S)	1,210,913	1,008,223
Series 2006-2A, Class A2,
0.430%, 07/25/2036 (P)(S)	1,207,383	1,039,253
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)	1,433,735	1,454,754
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)	1,580,923	1,604,424
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1,
0.850%, 01/25/2035 (P)	2,624,304	2,549,239
Series 2005-1, Class A1,
0.710%, 01/25/2035 (P)	1,439,479	1,437,369
Series 2005-5, Class 1A4,
0.710%, 07/25/2035 (P)	1,431,770	1,345,589
Series 2005-7, Class 11A1,
0.690%, 08/25/2035 (P)	3,671,599	3,335,328
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	1,115,630	1,145,251
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	1,139,535	1,177,517
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR16, Class AJ,
5.707%, 06/11/2040 (P)	700,000	725,757
Series 2007-PWR16, Class C,
5.707%, 06/11/2040 (P)(S)	860,000	770,142
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-PWR6, Class X1 IO,
0.649%, 11/11/2041 (S)	38,168,648	232,714
Series 2005-PWR8, Class X1 IO,
0.753%, 06/11/2041 (S)	51,730,600	291,554
Series 2004-PWR5, Class X1 IO,
0.848%, 07/11/2042 (S)	191,509	934
Series 2004-T16, Class X1 IO,
0.816%, 02/13/2046 (S)	300,728	950
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.360%, 12/25/2036 (P)	1,116,738	821,285
BWAY Mortgage Trust, Series 2013-1515,
Class XB IO 0.403%, 03/10/2033 (S)	46,410,000	1,788,177
CD Mortgage Trust, Series 2006-CD3,
Class AJ 5.688%, 10/15/2048	500,000	487,247
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.429%, 04/15/2044 (S)	13,029,201	515,435

13

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.491%, 07/20/2034 (P)	$601,272	$608,210
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class AMFX,
5.366%, 12/11/2049 (P)	2,450,000	2,595,741
Series 2005-CD1, Class C,
5.228%, 07/15/2044 (P)	1,055,000	1,096,173
COBALT CMBS Commercial
Mortgage Trust, Series 2007-C3,
Class AJ 5.772%, 05/15/2046 (P)	700,000	722,822
Commercial Mortgage Pass
Through Certificates
Series 2006-GG7, Class AM,
5.820%, 07/10/2038 (P)	2,965,000	3,221,775
Series 2007-GG11, Class AJ,
6.056%, 12/10/2049 (P)	1,230,000	1,281,507
Series 2010-C1, Class D,
5.908%, 07/10/2046 (P)(S)	1,675,000	1,839,055
Series 2012-CR2, Class XA IO,
1.928%, 08/15/2045	26,138,239	2,810,174
Series 2012-CR5, Class XA IO,
1.916%, 12/10/2045	12,854,638	1,308,139
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	930,000	1,020,716
Series 2012-LC4, Class C,
5.647%, 12/10/2044 (P)	2,055,000	2,299,440
Series 2012-LC4, Class XA IO,
2.485%, 12/10/2044 (S)	6,076,610	781,768
Series 2013-300P, Class D,
4.394%, 08/10/2030 (P)(S)	2,020,000	2,052,641
Series 2013-300P, Class E,
4.394%, 08/10/2030 (P)(S)	800,000	769,433
Series 2013-CR11, Class B,
5.165%, 10/10/2046 (P)	1,920,000	2,136,081
Series 2013-CR13, Class C,
4.757%, 10/10/2046 (P)	1,420,000	1,485,737
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	1,780,000	1,951,825
Series 2014-CR14, Class C,
4.612%, 02/10/2047 (P)	1,000,000	1,036,011
Series 2014-CR14, Class D,
4.612%, 02/10/2047 (P)(S)	800,000	758,131
Series 2014-CR15, Class D,
4.769%, 02/10/2047 (P)(S)	500,000	479,270
Series 2014-CR15, Class XA IO,
1.364%, 02/10/2047	18,445,955	1,414,325
Series 2014-CR16, Class C,
4.906%, 04/10/2047 (P)	1,710,000	1,798,686
Series 2014-CR16, Class XA,
1.285%, 04/10/2047	12,225,226	998,190
Series 2014-TWC, Class D,
2.402%, 02/13/2032 (P)(S)	1,390,000	1,390,552
Series 2014-UBS2, Class D,
5.015%, 03/10/2047 (P)(S)	1,000,000	954,749
Series 2014-UBS2, Class XA,
1.441%, 03/10/2047	10,488,339	996,329
Commercial Mortgage Trust
Series 2005-GG5, Class AJ,
5.221%, 04/10/2037 (P)	925,000	937,225

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Trust (continued)
Series 2007-GG11, Class AM,
5.867%, 12/10/2049 (P)	$1,500,000	$1,659,441
Connecticut Avenue Securities,
Series 2013-C01, Class M1
2.150%, 10/25/2023 (P)	1,853,413	1,897,953
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM,
5.677%, 06/15/2039 (P)	1,550,000	1,654,899
Series 2007-C4, Class A1,
5.857%, 09/15/2039 (P)	3,600,000	3,927,431
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.341%, 02/15/2038 (S)	54,777,734	75,812
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,726,582	2,845,647
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,267,274
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.690%, 06/25/2034 (P)	1,687,811	1,589,659
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.601%, 07/19/2044 (P)	1,982,824	1,840,158
Extended Stay America Trust
Series 2013-ESFL, Class DFL,
3.291%, 12/05/2031 (P)(S)	1,660,000	1,669,887
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	1,150,000	1,146,059
Series 2013-ESHM, Class M,
7.625%, 12/05/2019 (S)	405,556	413,627
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.188%, 08/25/2034 (P)	901,050	894,300
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.615%, 11/25/2049 (P)(S)	1,055,000	1,134,065
Series 2011-K11, Class B,
4.421%, 12/25/2048 (P)(S)	875,000	930,300
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,198,251
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,595,657
Series 2005-C1, Class XC IO,
0.487%, 06/10/2048 (S)	901,611	1,978
GMAC Mortgage Loan Trust,
Series 2004-AR2, Class 3A
3.116%, 08/19/2034 (P)	1,350,819	1,322,736
GS Mortgage Securities Corp. II
Series 2010-C2, Class XA IO,
0.662%, 12/10/2043 (S)	59,928,863	782,611
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,156,019
Series 2013-KYO, Class D,
2.751%, 11/08/2029 (P)(S)	1,815,000	1,847,928
Series 2005-GG4, Class XC IO,
0.702%, 07/10/2039 (S)	1,335,103	5,853
Series 2006-GG6, Class AM,
5.598%, 04/10/2038 (P)	3,000,000	3,209,400

14

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. Trust,
Series 2014-NEW, Class D
3.790%, 01/10/2031 (S)	$1,300,000	$1,255,333
GS Mortgage Securities Trust,
Series 2006-GG6, Class AJ
5.567%, 04/10/2038 (P)	1,500,000	1,539,008
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.422%, 08/19/2045 (P)	4,623,040	259,112
Series 2005-9, Class 2A1C,
0.599%, 06/20/2035 (P)	2,227,347	2,116,312
Series 2005-8, Class 1X IO,
2.170%, 09/19/2035 (P)	4,985,293	284,137
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (P)(S)	5,916,655	62,864
Series 2007-4, Class ES IO,
0.350%, 07/19/2047 (P)	6,319,857	63,199
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (P)(S)	4,950,117	52,595
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.901%, 11/05/2030 (P)(S)	1,680,000	1,680,030
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	1,186,000	1,226,747
Series 2013-HLT, Class EFX,
4.453%, 11/05/2030 (P)(S)	1,000,000	1,034,980
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
2.029%, 10/25/2036	15,685,551	1,248,898
Series 2005-AR18, Class 2X IO,
1.666%, 10/25/2036	20,702,054	772,361
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.211%, 05/15/2048 (S)	29,087,594	1,410,981
JPMBB Commercial Mortgage
Securities Trust, Series 2014-C19,
Class C 4.835%, 04/15/2047 (P)	2,035,000	2,093,105
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-CB13, Class AJ,
5.314%, 01/12/2043 (P)	1,000,000	982,666
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	657,407	663,841
Series 2005-LDP5, Class A3,
5.266%, 12/15/2044 (P)	2,887,893	2,915,620
Series 2005-LDP5, Class AM,
5.279%, 12/15/2044 (P)	2,000,000	2,130,042
Series 2005-LDP5, Class A4,
5.237%, 12/15/2044 (P)	2,025,000	2,124,213
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	2,000,000	2,135,600
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,905,537
Series 2006-LDP8, Class C,
5.549%, 05/15/2045 (P)	1,000,000	996,507
Series 2007-CB19, Class AJ,
5.703%, 02/12/2049 (P)	700,000	618,118
Series 2007-LD12, Class AM,
6.006%, 02/15/2051 (P)	4,690,330	5,229,934
Series 2007-LDPX, Class AM,
5.464%, 01/15/2049 (P)	5,055,000	5,376,240
Series 2011-C3A, Class XA IO,
1.185%, 02/15/2046 (S)	23,760,259	1,148,927

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2011-C4, Class XA IO,
1.497%, 07/15/2046 (S)	$33,958,311	$1,734,455
Series 2012-HSBC, Class XA IO,
1.431%, 07/05/2032 (S)	26,750,000	2,691,317
Series 2012-PHH, Class D,
3.419%, 10/15/2025 (P)(S)	815,000	818,472
Series 2013-INMZ, Class M,
6.130%, 09/15/2018 (P)(S)	2,360,000	2,388,696
Series 2013-JWRZ, Class D,
3.141%, 04/15/2030 (P)(S)	1,455,000	1,458,531
Series 2013-JWRZ, Class E,
3.891%, 04/15/2030 (P)(S)	1,000,000	1,001,282
Series 2014-FBLU, Class D,
2.752%, 12/15/2028 (P)(S)	2,260,000	2,264,778
Series 2014-FBLU, Class E,
3.652%, 12/15/2028 (P)(S)	1,620,000	1,625,124
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,879,820
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,360,401
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	3,793,544	4,156,658
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class A5,
5.150%, 04/15/2030 (P)	1,500,000	1,539,242
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,031,298
Series 2006-C1, Class AJ,
5.276%, 02/15/2041	800,000	820,369
Series 2006-C4, Class AJ,
5.855%, 06/15/2038 (P)	950,000	1,009,590
Series 2006-C6, Class AM,
5.413%, 09/15/2039	1,430,000	1,560,576
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	1,000,000	1,044,339
Series 2007-C7, Class AJ,
6.249%, 09/15/2045 (P)	1,300,000	1,386,991
Series 2004-C1, Class XCL IO,
0.537%, 01/15/2036 (S)	5,575,728	38,054
Series 2005-C1, Class XCL IO,
0.835%, 02/15/2040 (S)	382,675	1,840
Lehman Brothers Small Balance
Commercial, Series 2005-1A, Class A
0.400%, 02/25/2030 (P)(S)	1,410,479	1,251,524
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.250%, 11/25/2034 (P)	1,675,000	1,561,303
Series 2004-13, Class 2A1,
2.641%, 04/21/2034 (P)	329,195	333,967
Series 2004-8, Class 5A1,
2.570%, 08/25/2034 (P)	299,176	298,107
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	1,036,410	1,077,576
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A1
2.146%, 12/25/2034 (P)	1,515,700	1,489,261
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.413%, 02/12/2051 (S)	52,001,650	698,486

15

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust (continued)
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	$21,152	$21,237
Series 2005-CIP1, Class XC IO,
0.218%, 07/12/2038 (S)	130,472,200	317,308
Series 2006-C2, Class X IO,
0.334%, 08/12/2043 (S)	14,084,910	106,369
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	3,740,000	4,011,430
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	3,050,000	3,221,980
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class AJ
5.239%, 12/12/2049	1,000,000	1,014,744
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.875%, 08/15/2045 (S)	19,045,420	1,738,447
Series 2012-C6, Class XA IO,
2.157%, 11/15/2045 (S)	14,669,683	1,541,769
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	1,007,477
Series 2013-C7, Class C,
4.187%, 02/15/2046 (P)	1,149,000	1,160,234
Series 2013-C7, Class XA IO,
1.733%, 02/15/2046	8,568,993	825,305
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class D,
5.862%, 07/12/2044	900,000	876,904
Series 2006-T23, Class A4,
5.809%, 08/12/2041 (P)	630,000	686,990
Series 2007-IQ14, Class AM,
5.685%, 04/15/2049 (P)	3,595,000	3,834,636
Series 2011-C3, Class XA IO,
1.267%, 07/15/2049 (S)	20,223,287	867,943
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,458,174
Series 2005-IQ9, Class X1 IO,
1.172%, 07/15/2056 (S)	372,078	5,480
Series 2005-T17, Class X1 IO,
0.678%, 12/13/2041 (S)	919,810	2,220
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 2A2
2.736%, 08/25/2034 (P)	2,366,518	2,359,058
MortgageIT Trust, Series 2005-2,
Class 1A2 0.480%, 05/25/2035 (P)	1,478,595	1,412,238
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	4,755,000	4,815,236
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034 (P)	625,289	659,696
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.356%, 12/25/2045	11,577,068	1,087,993
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	3,257	3,317
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.349%, 05/20/2035 (P)	4,060	3,788

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	$810,000	$806,107
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.600%, 11/25/2023 (P)	1,836,474	1,853,754
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.573%, 03/25/2044 (P)	1,458,104	1,443,637
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	900,000	991,930
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	1,215,000	1,318,665
Series 2012-C1, Class C,
5.535%, 05/10/2045 (P)(S)	815,000	903,292
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.780%, 05/10/2063 (S)	23,335,556	2,010,521
VFC 2013-1 LLC, Series 2013-1, Class A
3.130%, 03/20/2026 (S)	637,230	644,233
VNDO Mortgage Trust,
Series 2013-PENN, Class D
3.947%, 12/13/2029 (P)(S)	1,919,000	1,952,214
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,722,744
Series 2005-C21, Class AJ,
5.239%, 10/15/2044 (P)	2,170,000	2,277,322
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	2,000,000	2,061,480
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	1,500,000	1,551,007
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,900,000	3,194,666
Series 2007-C33, Class AJ,
5.943%, 02/15/2051 (P)	700,000	718,804
Series 2005-C17, Class XC IO,
0.269%, 03/15/2042 (S)	54,025,427	100,865
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	38,882
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.550%, 06/25/2044 (P)	1,158,143	1,093,218
Series 2004-CB2, Class 1A,
5.000%, 07/25/2034	1,430,360	1,513,602
Series 2005-AR13, Class X IO,
1.480%, 10/25/2045	62,544,128	3,053,917
Series 2005-AR19, Class A1A2,
0.440%, 12/25/2045 (P)	2,145,326	1,973,078
Series 2005-AR2, Class 2A1B,
0.520%, 01/25/2045 (P)	3,048,177	2,749,824
Series 2005-AR2, Class 2A3,
0.500%, 01/25/2045 (P)	1,207,458	1,123,796
Series 2005-AR6, Class X IO,
1.617%, 04/25/2045 (P)	249,833	8,663
Series 2005-AR8, Class 2AB2,
0.570%, 07/25/2045 (P)	3,672,529	3,485,870
Series 2005-AR8, Class 2AB3,
0.510%, 07/25/2045 (P)	930,884	878,706

16

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	$8,582	$8,805
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (P)(S)	4,595,000	4,476,095
Series 2013-BTC, Class E,
3.550%, 04/16/2035 (P)(S)	3,190,000	2,712,530
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.620%, 03/25/2035 (P)	1,076,793	1,069,524
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.626%, 03/15/2044 (S)	24,327,097	1,528,228
Series 2012-C10, Class XA IO,
1.815%, 12/15/2045 (S)	8,921,422	948,249
Series 2012-C9, Class XA IO,
2.238%, 11/15/2045 (S)	26,890,894	3,258,181
Series 2013-C15, Class B,
4.485%, 08/15/2046 (P)	1,505,000	1,596,316
Series 2013-C15, Class C,
4.485%, 08/15/2046 (P)	1,000,000	1,027,229
Series 2013-C16, Class B,
4.985%, 09/15/2046 (P)	880,000	969,588
Series 2013-C16, Class XA IO,
1.068%, 09/15/2046	15,633,577	932,543

		293,614,721
U.S. Government Agency - 3.3%
Federal Home Loan Mortgage Corp.
Series 290, Class IO,
3.500%, 11/15/2032	5,240,800	1,056,207
Series 3387, Class SB IO,
6.269%, 11/15/2037	8,866,275	1,431,086
Series 3632, Class AP,
3.000%, 02/15/2040	3,610,065	3,749,627
Series 3794, Class PI IO,
4.500%, 02/15/2038	1,341,135	144,316
Series 3830, Class NI IO,
4.500%, 01/15/2036	5,911,718	633,163
Series 3943, Class DI IO,
4.000%, 11/15/2039	4,522,676	667,203
Series 4030, Class BI IO,
5.000%, 01/15/2042	3,470,329	576,415
Series 4077, Class IK IO,
5.000%, 07/15/2042	2,637,621	508,821
Series K006, Class BX1 IO,
5.358%, 02/25/2020	4,497,150	1,164,721
Series K010, Class X1 IO,
0.372%, 10/25/2020	37,419,540	598,900
Series K011, Class X1 IO,
0.350%, 11/25/2020	56,097,885	1,002,750
Series K014, Class X1 IO,
1.253%, 04/25/2021	5,515,409	394,666
Series K017, Class X1 IO,
1.441%, 12/25/2021	24,102,889	2,061,761
Series K018, Class X1 IO,
1.451%, 01/25/2022	10,871,853	938,611
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	977,117
Series K021, Class X1 IO,
1.510%, 06/25/2022	16,948,921	1,636,995

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K022, Class X1 IO,
1.303%, 07/25/2022	$18,770,323	$1,568,110
Series K026, Class X1 IO,
1.052%, 11/25/2022	13,731,143	972,028
Series K705, Class X1 IO,
1.752%, 09/25/2018	15,723,627	1,038,719
Series K707, Class X1 IO,
1.554%, 12/25/2018	11,562,823	712,258
Series K709, Class X1 IO,
1.541%, 03/25/2019	9,611,520	612,898
Series K710, Class X1 IO,
1.781%, 05/25/2019	21,166,884	1,591,432
Series KAIV, Class X1 IO,
1.372%, 06/25/2021	26,141,713	1,889,601
Series KS01, Class X1 IO,
1.645%, 01/25/2023	19,629,576	1,752,960
Series T-41, Class 3A,
6.752%, 07/25/2032 (P)	2,097	2,418
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	478	549
Series 2002-W3, Class A5,
7.500%, 11/25/2041	15,769	18,496
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	758,942	107,018
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	913,182	114,960
Series 2011-118, Class CD,
3.500%, 10/25/2039	4,975,871	5,204,089
Series 2011-41, Class KA,
4.000%, 01/25/2041	1,737,095	1,809,503
Series 2011-86, Class NA,
4.000%, 01/25/2041	2,993,431	3,121,173
Series 2012-103, Class PS IO,
6.500%, 04/25/2042	4,309,777	920,090
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	4,315,444	879,860
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	5,251,297	973,288
Series 2012-19, Class JA,
3.500%, 03/25/2041	1,000	1,056
Series 2012-30, Class PB,
2.250%, 10/25/2040	3,282,209	3,320,286
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,805,134	2,690,009
Series 2012-M5, Class X IO,
0.635%, 02/25/2022	15,469,070	590,006
Series 2012-MB, Class X1 IO,
2.200%, 12/25/2019	12,788,783	975,401
Series 402, Class 3 IO,
4.000%, 11/25/2039	608,985	122,849
Series 402, Class 4 IO,
4.000%, 10/25/2039	939,030	171,521
Series 402, Class 7 IO,
4.500%, 11/25/2039	945,897	180,657
Series 407, Class 15 IO,
5.000%, 01/25/2040	1,744,146	347,653
Series 407, Class 21 IO,
5.000%, 01/25/2039	878,510	137,643
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,513,816	310,366

17

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 8 IO,
5.000%, 03/25/2041	$752,756	$159,877
Series 407, Class C6 IO,
5.500%, 01/25/2040	5,880,985	1,261,811
Government National
Mortgage Association
Series 2012-114, Class IO,
1.034%, 01/16/2053	22,330,704	1,998,107
Series 2012-120, Class IO,
1.013%, 02/16/2053	17,351,390	1,315,478
Series 2012-125, Class IO,
0.858%, 02/16/2053	22,046,851	1,547,226
Series 2012-70, Class IO,
0.964%, 08/16/2052	15,107,185	966,089
Series 2013-42, Class IA IO,
3.500%, 03/20/2043	7,526,400	1,165,133

		58,092,977

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $342,262,764)		$351,707,698

ASSET BACKED SECURITIES - 5.0%
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-HE3, Class M2
0.600%, 05/25/2035 (P)	1,035,000	984,140
ACG Trust III 3.400%, 12/25/2035 (P)(S)	892,314	820,929
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1,
0.600%, 10/25/2035 (P)	2,220,000	1,892,703
Series 2004-3, Class A1,
0.870%, 09/25/2034 (P)	461,821	452,110
Aircraft Lease Securitisation, Ltd.
0.412%, 05/10/2032 (P)(S)	1,151,556	1,117,010
Airlie CLO 2006-I, Ltd., Series 2006-1A,
Class B 0.985%, 05/20/2020 (P)(S)	1,500,000	1,475,003
Ameriquest Mortgage Securities, Inc.
0.560%, 01/25/2036 (P)	1,100,000	998,102
Series 2005-R3, Class M2,
0.620%, 05/25/2035 (P)	1,480,000	1,355,735
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	82	83
Apidos CDO IV
3.828%, 10/27/2018 (P)(S)	700,000	682,838
Argent Securities, Inc.
Series 2004-W6, Class M1,
0.700%, 05/25/2034 (P)	875,170	851,124
Series 2003-W10, Class M1,
1.232%, 01/25/2034 (P)	829,701	798,418
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	1,100,000	1,120,185
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.780%, 03/25/2035 (P)	1,273,053	1,214,760
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041 (P)	1,275,000	1,313,826
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.390%, 07/25/2036 (P)(S)	1,699,277	1,571,981

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.450%, 06/27/2033 (P)(S)	$1,616,142	$1,422,205
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.764%, 06/25/2037 (P)	842,367	845,660
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	4,526,075	4,655,747
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	1,657,322	1,776,285
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.420%, 02/25/2035 (P)	1,413,939	1,448,173
Credit Suisse Mortgage Trust,
Series 2006-CF2, Class M1
0.620%, 05/25/2036 (P)(S)	2,300,000	2,213,023
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.572%, 07/25/2035 (P)	790,000	758,285
Series 2005-CB2, Class M1,
0.810%, 04/25/2036 (P)	1,264,233	1,242,119
Series 2006-MH1, Class B1,
5.496%, 10/25/2036 (P)(S)	460,000	225,355
Cronos Containers Program, Ltd.
Series 2013-1A, Class A,
3.080%, 04/18/2028 (S)	1,961,667	1,958,212
Series 2012-1A, Class A,
4.210%, 05/18/2027 (S)	1,040,000	1,041,015
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	5,367,519	5,799,491
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.840%, 11/25/2035 (P)	1,850,000	1,718,245
Ford Credit Auto Owner Trust,
Series 2014-1, Class B
2.410%, 11/15/2025 (S)	1,470,000	1,482,749
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.915%, 06/25/2035 (P)	684,718	675,275
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	1,594,874	1,632,528
Global Leveraged Capital Credit
Opportunity Fund
2.178%, 12/20/2018 (P)(S)	1,000,000	967,326
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
1.627%, 04/15/2019 (P)(S)	1,000,000	956,796
Goldentree Loan Opportunities V, Ltd.,
Series 2007-5A, Class E
5.228%, 10/18/2021 (P)(S)	1,100,000	1,100,734
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.420%, 10/25/2035 (P)	2,279,415	2,143,428
GSAA Trust, Series 2005-10, Class M3
0.700%, 06/25/2035 (P)	2,000,000	1,895,266
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.450%, 03/25/2035 (P)(S)	1,944,647	1,889,463
Harch CLO III, Ltd., Series 2007-1A,
Class D 1.977%, 04/17/2020 (P)(S)	1,300,000	1,249,886

18

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Hewett’s Island Clo V, Ltd.,
Series 2006-5A, Class E
3.836%, 12/05/2018 (P)(S)	$512,365	$499,775
Home Equity Asset Trust, Series 2005-6,
Class M1 0.620%, 12/25/2035 (P)	1,025,000	1,010,501
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.520%, 10/25/2035 (P)	1,490,000	1,418,334
LCM V Ltd., Series 5A, Class D
0.904%, 03/21/2019 (P)(S)	2,000,000	1,921,204
Loomis Sayles CLO I, Ltd.,
Series 2006-1A, Class D
1.828%, 10/26/2020 (P)(S)	2,200,000	2,101,904
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.900%, 09/25/2035 (P)	640,103	600,100
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.825%, 03/25/2035 (P)	2,500,000	2,354,670
Northwoods Capital V, Ltd.,
Series 2005-5A, Class C2
1.020%, 12/07/2020 (S)	2,000,000	1,894,092
Northwoods Capital VII, Ltd.,
Series 2006-7A, Class A3
0.468%, 10/22/2021 (P)(S)	901,341	899,275
RAMP Series Trust, Series 2005-RS7,
Class M1 0.650%, 07/25/2035 (P)	1,400,000	1,191,928
RAMP Trust, Series 2005-RS3, Class M1
0.570%, 03/25/2035 (P)	985,000	927,395
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	1,545,000	1,498,001
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,215,562	1,307,771
Soundview Home Loan Trust
Series 2006-OPT2, Class A3,
0.330%, 05/25/2036 (P)	659,601	610,548
Series 2005-CTX1, Class M2,
0.592%, 11/25/2035 (P)	1,240,000	1,131,982
Specialty Underwriting &
Residential Finance Trust
Series 2006-BC1, Class A2D,
0.450%, 12/25/2036 (P)	3,250,000	3,082,586
Series 2005-AB1, Class M1,
0.580%, 03/25/2036 (P)	1,000,000	956,500
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2005-2XS,
Class 2A2 1.652%, 02/25/2035 (P)	1,569,241	1,510,597
TAL Advantage V LLC
Series 2013-1A, Class A,
2.830%, 02/22/2038 (S)	1,137,500	1,132,010
Series 2014-1A, Class A,
3.510%, 02/22/2039 (S)	2,335,125	2,376,207
Westgate Resorts LLC
Series 2012-3A, Class A,
2.500%, 03/20/2025 (S)	811,312	815,369
Series 2012-2A, Class A,
3.000%, 01/20/2025 (S)	1,038,424	1,047,188
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	564,254	568,893
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	1,662,398	1,690,460

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Westgate Resorts LLC (continued)
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	$237,657	$242,113

TOTAL ASSET BACKED SECURITIES (Cost $86,453,672)		$88,535,616

COMMON STOCKS - 0.0%
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	17	9

TOTAL COMMON STOCKS (Cost $443)		$9

PREFERRED SECURITIES - 0.5%
Consumer Staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	$451,015
Financials - 0.4%
Ally Financial, Inc., 7.000% (S)	1,662	1,676,127
Discover Financial Services, 6.500%	31,500	791,280
FNB Corp. (7.250% to 2-24-24, then
3 month LIBOR + 4.600%) (L)	30,650	839,197
Regions Financial Corp., 6.375%	46,355	1,142,187
The Goldman Sachs Group, Inc., 5.500%	35,450	851,509
Wells Fargo & Company,
Series L, 7.500%	1,246	767,536
Weyerhaeuser Company, 6.375%	5,600	328,384

		6,396,220
Industrials - 0.1%
Continental Airlines
Finance Trust II, 6.000%	15,000	749,063
United Technologies Corp., 7.500% (L)	16,493	1,085,239

		1,834,302

TOTAL PREFERRED SECURITIES (Cost $8,115,489)		$8,681,537

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers Holdings, Inc.
3.375%, 01/26/2017 (I)	1,120,000	204,400

TOTAL ESCROW CERTIFICATES (Cost $29,440)		$204,400

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	518,860	$5,192,391

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,192,034)		$5,192,391

SHORT-TERM INVESTMENTS - 5.5%
Money Market Funds - 4.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	77,831,053	77,831,053
Repurchase Agreement - 1.1%
Barclays Tri-Party Repurchase Agreement
dated 05/30/2014 at 0.050% to be
repurchased at $17,492,073 on
06/02/2014, collateralized by
$18,082,500 U.S. Treasury Notes,
0.750% due 03/31/2018 (valued at
$17,841,976, including interest)	$17,492,000	$17,492,000

19

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 05/30/2014 at
0.000% to be repurchased at $1,995,000
on 06/02/2014, collateralized by
$2,060,000 U.S. Treasury Notes,
0.625% due 11/30/2017 (valued at
$2,038,238, including interest)	$1,995,000	$1,995,000

		19,487,000

TOTAL SHORT-TERM INVESTMENTS (Cost $97,318,053)		$97,318,053

Total Investments (Active Bond Fund)
(Cost $1,761,525,430) - 104.0%		$1,835,188,775
Other assets and liabilities, net - (4.0%)		(70,798,406)

TOTAL NET ASSETS - 100.0%		$1,764,390,369

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.3%
Consumer Discretionary - 11.4%
Auto Components - 0.2%
Gentex Corp.	6,500	$187,980
Modine Manufacturing Company (I)	16,700	255,009
Tower International, Inc. (I)	30,500	934,520

		1,377,509
Diversified Consumer Services - 0.6%
Capella Education Company	10,800	618,192
Graham Holdings Company, Class B	5,398	3,654,122
Strayer Education, Inc. (I)	1,400	76,496

		4,348,810
Hotels, Restaurants & Leisure - 2.5%
Las Vegas Sands Corp.	5,600	428,512
Marriott International, Inc., Class A	123,500	7,610,070
Wynn Resorts, Ltd.	39,600	8,512,812

		16,551,394
Household Durables - 1.2%
Harman International Industries, Inc.	75,500	7,929,765
Internet & Catalog Retail - 1.2%
Netflix, Inc. (I)	16,000	6,685,280
Nutrisystem, Inc.	63,000	1,039,500

		7,724,780
Media - 2.6%
Comcast Corp., Class A	37,700	1,967,940
Starz, Class A (I)	89,300	2,732,580
The Walt Disney Company	33,300	2,797,533
Time Warner Cable, Inc.	27,200	3,839,552
Time Warner, Inc.	88,800	6,200,904

		17,538,509
Specialty Retail - 3.1%
Aaron’s, Inc.	251,600	8,262,544
AutoZone, Inc. (I)	10,400	5,538,000
O’Reilly Automotive, Inc. (I)	46,200	6,835,290

		20,635,834

		76,106,601

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 6.3%
Beverages - 1.0%
Dr. Pepper Snapple Group, Inc.	51,200	$2,954,240
Monster Beverage Corp. (I)	52,300	3,628,574

		6,582,814
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	45,800	3,587,056
The Andersons, Inc.	22,300	1,135,962
The Kroger Company	43,700	2,086,238

		6,809,256
Food Products - 3.1%
Archer-Daniels-Midland Company	69,100	3,105,354
Cal-Maine Foods, Inc.	4,900	341,824
Diamond Foods, Inc. (I)	40,500	1,293,975
John B. Sanfilippo & Son, Inc.	8,700	223,590
Omega Protein Corp. (I)	6,500	93,535
Pilgrim’s Pride Corp. (I)	221,500	5,634,960
Sanderson Farms, Inc.	17,600	1,628,176
Tyson Foods, Inc., Class A	196,000	8,322,160

		20,643,574
Household Products - 1.2%
Kimberly-Clark Corp.	72,000	8,089,200

		42,124,844
Energy - 10.6%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	16,500	1,163,580
Helmerich & Payne, Inc.	78,500	8,631,075
Matrix Service Company (I)	37,300	1,217,845
Nabors Industries, Ltd.	77,200	2,024,956
Patterson-UTI Energy, Inc.	91,500	3,027,735
Pioneer Energy Services Corp. (I)	26,800	426,120

		16,491,311
Oil, Gas & Consumable Fuels - 8.1%
Chesapeake Energy Corp.	214,500	6,160,440
ConocoPhillips	139,000	11,111,660
EOG Resources, Inc.	95,300	10,082,740
EQT Corp.	67,700	7,235,776
Exxon Mobil Corp.	58,500	5,881,005
REX American Resources Corp. (I)	8,000	556,080
Valero Energy Corp.	156,400	8,766,220
Westmoreland Coal Company (I)	17,000	517,990
Whiting Petroleum Corp. (I)	53,400	3,836,790

		54,148,701

		70,640,012
Financials - 14.8%
Banks - 4.7%
Comerica, Inc.	70,700	3,391,479
First Citizens BancShares, Inc., Class A	5,200	1,142,856
KeyCorp	282,500	3,867,425
OFG Bancorp	34,800	628,488
Popular, Inc. (I)	90,500	2,731,290
Simmons First National Corp., Class A	2,800	113,764
State Bank Financial Corp.	23,900	385,029
SunTrust Banks, Inc.	228,100	8,740,792
SVB Financial Group (I)	33,500	3,532,575
The PNC Financial Services Group, Inc.	41,600	3,547,232
Wintrust Financial Corp.	72,400	3,155,192

		31,236,122

20

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets - 3.2%
E*TRADE Financial Corp. (I)	411,900	$8,390,403
TD Ameritrade Holding Corp.	170,900	5,185,106
The Charles Schwab Corp.	239,900	6,047,879
Waddell & Reed Financial, Inc., Class A	28,200	1,702,716

		21,326,104
Consumer Finance - 1.0%
Capital One Financial Corp.	83,200	6,563,648
Diversified Financial Services - 0.2%
CBOE Holdings, Inc.	16,200	821,016
Interactive Brokers Group, Inc., Class A	15,300	352,206

		1,173,222
Insurance - 4.0%
Alleghany Corp. (I)	17,200	7,243,264
Allied World Assurance Company Holdings AG	34,800	1,305,000
AmTrust Financial Services, Inc. (L)	13,000	555,100
Lincoln National Corp.	57,600	2,762,496
Old Republic International Corp.	22,200	379,620
PartnerRe, Ltd.	69,500	7,462,215
Principal Financial Group, Inc.	140,000	6,547,800
The Hanover Insurance Group, Inc.	5,400	324,270

		26,579,765
Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	51,000	969,000
Aviv REIT, Inc.	30,500	846,375
Capstead Mortgage Corp.	103,400	1,361,778
Potlatch Corp.	82,100	3,297,136
Resource Capital Corp.	73,400	422,784

		6,897,073
Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A (I)	165,700	4,944,488
Thrifts & Mortgage Finance - 0.0%
Astoria Financial Corp.	22,800	291,384

		99,011,806
Health Care - 13.6%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (I)	22,400	3,725,568
Biogen Idec, Inc. (I)	10,400	3,321,448
Gilead Sciences, Inc. (I)	26,600	2,160,186
PDL BioPharma, Inc. (L)	141,100	1,322,107
United Therapeutics Corp. (I)	29,400	2,814,756

		13,344,065
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson and Company	28,900	3,401,530
Boston Scientific Corp. (I)	672,600	8,629,458

		12,030,988
Health Care Providers & Services - 2.6%
Aetna, Inc.	37,000	2,869,350
Cigna Corp.	98,900	8,879,242
Health Net, Inc. (I)	35,000	1,399,300
Kindred Healthcare, Inc.	31,200	774,384
WellCare Health Plans, Inc. (I)	37,900	2,935,355
WellPoint, Inc.	6,300	682,668

		17,540,299
Life Sciences Tools & Services - 2.9%
Affymetrix, Inc. (I)	59,400	490,644
Illumina, Inc. (I)	57,500	9,099,375
PAREXEL International Corp. (I)	28,800	1,452,960

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	73,100	$8,546,121

		19,589,100
Pharmaceuticals - 4.3%
AbbVie, Inc.	110,900	6,025,197
Akorn, Inc. (I)	18,600	520,242
Johnson & Johnson	165,800	16,822,068
Pfizer, Inc.	5,300	157,039
Salix Pharmaceuticals, Ltd. (I)	46,100	5,259,088

		28,783,634

		91,288,086
Industrials - 14.1%
Aerospace & Defense - 7.5%
Alliant Techsystems, Inc.	27,300	3,447,717
Engility Holdings, Inc. (I)	6,100	235,765
General Dynamics Corp.	55,600	6,567,472
Huntington Ingalls Industries, Inc.	79,400	7,926,502
L-3 Communications Holdings, Inc.	61,700	7,476,189
Lockheed Martin Corp.	57,600	9,426,240
Northrop Grumman Corp.	73,500	8,933,925
The Boeing Company	47,800	6,464,950

		50,478,760
Airlines - 2.8%
Alaska Air Group, Inc.	22,400	2,205,504
Delta Air Lines, Inc.	182,600	7,287,566
Southwest Airlines Company	341,600	9,035,320

		18,528,390
Building Products - 0.0%
AAON, Inc.	5,800	180,960
Commercial Services & Supplies - 0.2%
Kimball International, Inc., Class B	62,500	1,008,125
US Ecology, Inc.	8,100	400,140

		1,408,265
Construction & Engineering - 0.1%
Argan, Inc.	20,000	613,000
Electrical Equipment - 0.3%
Acuity Brands, Inc.	18,000	2,259,180
Industrial Conglomerates - 0.1%
General Electric Company	15,100	404,529
Machinery - 1.3%
Caterpillar, Inc.	800	81,784
IDEX Corp.	39,800	3,051,864
Illinois Tool Works, Inc.	22,900	1,981,995
Trinity Industries, Inc.	41,000	3,547,730

		8,663,373
Professional Services - 1.4%
ManpowerGroup, Inc.	94,700	7,763,506
RPX Corp. (I)	82,900	1,347,125

		9,110,631
Road & Rail - 0.4%
Union Pacific Corp.	14,600	2,909,342

		94,556,430
Information Technology - 18.6%
Communications Equipment - 0.3%
Alliance Fiber Optic Products, Inc. (L)	30,500	618,540
Harris Corp.	14,700	1,135,575

21

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
QUALCOMM, Inc.	1,200	$96,540

		1,850,655
Electronic Equipment, Instruments & Components - 1.1%
Benchmark Electronics, Inc. (I)	40,500	939,195
Zebra Technologies Corp., Class A (I)	85,700	6,367,510

		7,306,705
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (I)	54,800	2,977,832
Constant Contact, Inc. (I)	6,700	197,918
Facebook, Inc., Class A (I)	18,600	1,177,380
LogMeIn, Inc. (I)	91,200	3,882,384
WebMD Health Corp. (I)	30,500	1,305,400

		9,540,914
IT Services - 3.4%
Amdocs, Ltd.	84,500	4,066,140
Broadridge Financial Solutions, Inc.	102,500	4,204,550
Computer Sciences Corp.	133,100	8,370,659
Convergys Corp.	175,100	3,820,682
DST Systems, Inc.	13,600	1,239,640
Fiserv, Inc. (I)	4,800	288,528
Jack Henry & Associates, Inc.	12,700	736,473

		22,726,672
Semiconductors & Semiconductor Equipment - 3.3%
Amkor Technology, Inc. (I)	175,500	1,774,305
International Rectifier Corp. (I)	49,000	1,314,180
Intersil Corp., Class A	100,900	1,419,663
Lam Research Corp.	15,100	936,804
Micron Technology, Inc. (I)	237,200	6,781,548
NVIDIA Corp.	173,100	3,288,900
Skyworks Solutions, Inc.	135,500	5,868,505
TriQuint Semiconductor, Inc. (I)	32,600	507,256

		21,891,161
Software - 3.8%
AVG Technologies NV (I)	110,900	2,147,024
Electronic Arts, Inc. (I)	241,100	8,469,843
Intuit, Inc.	53,500	4,242,015
Manhattan Associates, Inc. (I)	213,400	6,926,964
Microsoft Corp.	60,393	2,472,489
NetScout Systems, Inc. (I)	29,400	1,142,778

		25,401,113
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	13,239	8,380,287
Hewlett-Packard Company	302,700	10,140,450
Lexmark International, Inc., Class A	187,000	8,151,330
SanDisk Corp.	93,500	9,034,905

		35,706,972

		124,424,192
Materials - 2.9%
Chemicals - 2.0%
Balchem Corp.	8,000	441,120
International Flavors & Fragrances, Inc.	41,000	4,069,660
Minerals Technologies, Inc.	3,500	217,000
PPG Industries, Inc.	32,300	6,512,003
The Dow Chemical Company	39,300	2,048,316

		13,288,099
Metals & Mining - 0.9%
Alcoa, Inc.	222,800	3,032,308

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Compass Minerals International, Inc.	35,500	$3,301,145

		6,333,453

		19,621,552
Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
American Tower Corp.	65,300	5,852,839
Level 3 Communications, Inc. (I)	36,600	1,597,590
Verizon Communications, Inc.	193,000	9,642,280

		17,092,709

		17,092,709
Utilities - 3.4%
Electric Utilities - 2.1%
Edison International	92,000	5,072,880
Entergy Corp.	113,200	8,537,544

		13,610,424
Gas Utilities - 0.3%
AGL Resources, Inc.	39,500	2,108,510
Multi-Utilities - 1.0%
Public Service Enterprise Group, Inc.	172,100	6,705,016

		22,423,950

TOTAL COMMON STOCKS (Cost $586,482,843)		$657,290,182

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	238,162	2,383,359

TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,383,342)		$2,383,359

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
State Street Institutional Liquid Reserves
Fund, 0.0688% (Y)	9,724,102	9,724,102

TOTAL SHORT-TERM INVESTMENTS (Cost $9,724,102)		$9,724,102

Total Investments (All Cap Core Fund)
(Cost $598,590,287) - 100.1%		$669,397,643
Other assets and liabilities, net - (0.1%)		(651,458)

TOTAL NET ASSETS - 100.0%		$668,746,185

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.8%
Consumer Discretionary - 17.4%
Auto Components - 0.3%
Dana Holding Corp.	55,411	$1,226,800
Tenneco, Inc. (I)	55,692	3,550,365

		4,777,165
Automobiles - 1.1%
Dongfeng Motor Group Company, Ltd.,
H Shares	882,890	1,348,622
Fiat SpA (I)(L)	198,798	2,082,455
Ford Motor Company	459,500	7,554,180

22

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Harley-Davidson, Inc.	109,040	$7,768,010

		18,753,267
Diversified Consumer Services - 0.0%
Service Corp. International	18,732	375,015
Hotels, Restaurants & Leisure - 3.1%
Bloomin’ Brands, Inc. (I)	442,226	9,215,990
Boyd Gaming Corp. (I)(L)	97,300	1,065,435
Compass Group PLC	153,527	2,565,342
Dunkin’ Brands Group, Inc.	58,795	2,631,664
McDonald’s Corp.	161,987	16,430,341
Panera Bread Company, Class A (I)	63,542	9,760,687
Starwood Hotels & Resorts Worldwide, Inc.	89,732	7,165,100
Wyndham Worldwide Corp.	53,960	3,989,263

		52,823,822
Household Durables - 3.2%
KB Home (L)	487,825	8,039,356
Lennar Corp., Class A	288,539	11,801,245
M/I Homes, Inc. (I)	117,919	2,689,732
NVR, Inc. (I)	9,060	10,089,578
PulteGroup, Inc.	532,240	10,410,614
Taylor Morrison Home Corp., Class A (I)	25,500	543,150
Whirlpool Corp.	87,758	12,597,661

		56,171,336
Internet & Catalog Retail - 2.3%
Groupon, Inc. (I)(L)	1,219,114	7,168,390
Netflix, Inc. (I)	26,321	10,997,703
Rakuten, Inc.	35,819	466,625
The Priceline Group, Inc. (I)	14,887	19,034,965
TripAdvisor, Inc. (I)	24,691	2,399,224

		40,066,907
Leisure Products - 0.5%
Mattel, Inc.	236,590	9,186,790
Media - 1.3%
Cablevision Systems Corp., Class A	13,500	238,005
Comcast Corp., Special Class A	12,936	670,602
Dentsu, Inc.	9,293	368,964
DHX Media, Ltd. (L)	372,580	1,913,927
DIRECTV (I)	36,090	2,975,260
DISH Network Corp., Class A (I)	53,265	3,124,525
Grupo Televisa SAB, ADR	10,572	357,334
Loral Space & Communications, Inc. (I)	27,795	2,010,690
Time Warner Cable, Inc.	4,144	584,967
Time Warner, Inc.	61,529	4,296,570
Twenty-First Century Fox, Inc., Class A	25,195	892,155
WPP PLC	199,636	4,317,350

		21,750,349
Multiline Retail - 0.3%
Intime Retail Group Company, Ltd.	1,770,805	1,724,129
Tuesday Morning Corp. (I)	165,500	2,674,480

		4,398,609
Specialty Retail - 4.4%
Advance Auto Parts, Inc.	114,855	14,261,545
AutoZone, Inc. (I)	14,335	7,633,388
CarMax, Inc. (I)	19,290	854,740
Francesca’s Holdings Corp. (I)(L)	16,808	257,835
GameStop Corp., Class A (L)	23,459	887,923
GNC Holdings, Inc., Class A	74,000	2,732,080
Lowe’s Companies, Inc.	468,747	22,068,609
Office Depot, Inc. (I)	259,101	1,326,597

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Outerwall, Inc. (I)(L)	20,109	$1,422,310
Signet Jewelers, Ltd.	26,776	2,840,666
The Home Depot, Inc.	103,685	8,318,648
The TJX Companies, Inc.	191,114	10,406,157
Tiffany & Company	23,240	2,310,288
Zhongsheng Group Holdings, Ltd.	1,276,335	1,611,928

		76,932,714
Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products, Ltd.	494,801	727,962
Asics Corp.	25,545	553,466
Hanesbrands, Inc.	5,390	457,234
Kate Spade & Company (I)	19,034	693,028
Michael Kors Holdings, Ltd. (I)	7,240	683,311
PVH Corp.	62,676	8,250,042
Samsonite International SA	1,309,800	4,112,125
Skechers U.S.A., Inc., Class A (I)	10,609	472,101

		15,949,269

		301,185,243
Consumer Staples - 5.2%
Beverages - 2.6%
Anheuser-Busch InBev NV	40,934	4,494,813
Anheuser-Busch InBev NV, ADR	72,353	7,953,042
Diageo PLC	265,757	8,556,878
Diageo PLC, ADR	38,300	4,932,657
Molson Coors Brewing Company, Class B	111,111	7,303,326
Monster Beverage Corp. (I)	7,783	539,985
PepsiCo, Inc.	5,097	450,218
Treasury Wine Estates, Ltd.	2,137,890	10,384,836

		44,615,755
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	61,716	4,833,597
Metro AG (I)	44,020	1,842,061
Rite Aid Corp. (I)	55,704	465,685
Seven & I Holdings Company, Ltd.	14,708	590,724
Walgreen Company	9,399	675,882

		8,407,949
Food Products - 1.7%
China Mengniu Dairy Company, Ltd.	48,872	240,359
Ingredion, Inc.	92,294	7,028,188
Keurig Green Mountain, Inc.	11,384	1,283,888
Kraft Foods Group, Inc.	131,922	7,844,082
Mead Johnson Nutrition Company	7,076	633,090
Mondelez International, Inc., Class A	182,866	6,879,419
Unilever NV - NY Shares (L)	120,205	5,218,099

		29,127,125
Household Products - 0.1%
Svenska Cellulosa AB SCA, B Shares	90,582	2,522,021
Personal Products - 0.0%
Kao Corp.	5,176	205,418
Tobacco - 0.3%
Lorillard, Inc.	11,657	724,716
Philip Morris International, Inc.	42,260	3,741,700
Reynolds American, Inc.	9,004	536,909

		5,003,325

		89,881,593

23

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 8.0%
Energy Equipment & Services - 1.1%
Halliburton Company	44,059	$2,847,974
Helmerich & Payne, Inc.	10,646	1,170,528
McDermott International, Inc. (I)(L)	179,983	1,306,677
Patterson-UTI Energy, Inc.	11,118	367,895
Schlumberger, Ltd.	6,048	629,234
Superior Energy Services, Inc.	26,664	884,978
Trican Well Service, Ltd.	800,320	12,267,194

		19,474,480
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	58,889	6,057,323
Athlon Energy, Inc. (I)	77,538	3,369,801
BG Group PLC	496,680	10,184,609
Cabot Oil & Gas Corp.	80,531	2,918,443
Cameco Corp.	161,500	3,229,106
Cameco Corp.	157,360	3,147,200
Chesapeake Energy Corp.	22,222	638,216
Chevron Corp.	70,665	8,676,955
Cobalt International Energy, Inc. (I)	761,686	14,083,574
Concho Resources, Inc. (I)	3,382	445,748
Continental Resources, Inc. (I)(L)	4,439	623,058
Diamondback Energy, Inc. (I)	5,124	386,760
Energen Corp.	7,332	626,006
Exxon Mobil Corp.	88,965	8,943,651
Golar LNG, Ltd.	9,513	442,830
Karoon Gas Australia, Ltd. (I)	1,277,037	2,923,647
Kodiak Oil & Gas Corp. (I)	62,219	792,048
Laredo Petroleum, Inc. (I)	122,162	3,380,223
Marathon Petroleum Corp.	10,168	908,918
Occidental Petroleum Corp.	43,966	4,382,971
Phillips 66	16,110	1,365,967
Pioneer Natural Resources Company	120,782	25,383,545
Range Resources Corp.	6,875	639,031
Suncor Energy, Inc.	199,820	7,699,065
Tsakos Energy Navigation, Ltd.	626,200	4,496,116
Valero Energy Corp.	24,020	1,346,321
Western Refining, Inc.	5,056	207,397
Whiting Petroleum Corp. (I)	4,841	347,826
YPF SA, ADR	66,224	1,978,773

		119,625,128

		139,099,608
Financials - 10.1%
Banks - 3.2%
BOK Financial Corp.	57,005	3,578,774
Fifth Third Bancorp	21,279	440,263
First Republic Bank	57,880	2,943,777
Frost Bankers, Inc. (L)	15,025	1,124,772
JPMorgan Chase & Company	156,986	8,723,712
M&T Bank Corp. (L)	83,040	10,078,565
The PNC Financial Services Group, Inc.	196,268	16,735,772
Wells Fargo & Company	216,886	11,013,471

		54,639,106
Capital Markets - 1.4%
BlackRock, Inc.	54,115	16,499,664
Henderson Group PLC	641,349	2,688,506
SEI Investments Company	164,045	5,402,002

		24,590,172
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc., Class B (I)	34,590	4,439,281
Japan Exchange Group, Inc.	28,203	679,943

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
McGraw-Hill Financial, Inc.	34,635	$2,832,104
Moody’s Corp.	29,545	2,527,279

		10,478,607
Insurance - 4.6%
ACE, Ltd.	142,800	14,809,788
Alleghany Corp. (I)	9,845	4,145,926
American International Group, Inc.	210,361	11,374,219
Assured Guaranty, Ltd.	105,900	2,586,078
Fairfax Financial Holdings, Ltd.	10,145	4,568,759
Markel Corp. (I)	15,213	9,739,667
Marsh & McLennan Companies, Inc.	391,393	19,675,326
MetLife, Inc.	191,124	9,733,945
White Mountains Insurance Group, Ltd.	6,010	3,549,025

		80,182,733
Real Estate Investment Trusts - 0.2%
SL Green Realty Corp.	22,200	2,430,678
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (I)	14,966	446,585
Jones Lang LaSalle, Inc.	1,800	218,322
Kennedy-Wilson Holdings, Inc.	35,200	871,904

		1,536,811

		173,858,107
Health Care - 14.4%
Biotechnology - 2.0%
Alkermes PLC (I)	11,929	546,467
Alnylam Pharmaceuticals, Inc. (I)	55,756	3,305,773
Arena Pharmaceuticals, Inc. (I)(L)	214,731	1,320,596
Biogen Idec, Inc. (I)	17,670	5,643,268
Celgene Corp. (I)	15,397	2,356,203
Gilead Sciences, Inc. (I)	67,765	5,503,196
Incyte Corp., Ltd. (I)	51,395	2,546,622
Innate Pharma SA (I)(L)	94,100	1,189,164
Isis Pharmaceuticals, Inc. (I)(L)	28,914	844,867
Medivation, Inc. (I)	29,573	2,153,802
NPS Pharmaceuticals, Inc. (I)	14,949	465,362
Portola Pharmaceuticals, Inc. (I)	95,948	2,126,208
Regeneron Pharmaceuticals, Inc. (I)	20,944	6,428,970
TESARO, Inc. (I)	35,040	933,466

		35,363,964
Health Care Equipment & Supplies - 0.5%
Medtronic, Inc.	130,576	7,969,053
Health Care Providers & Services - 2.5%
Aetna, Inc.	11,559	896,400
Cardinal Health, Inc.	141,392	9,986,517
Envision Healthcare Holdings, Inc. (I)	353,944	12,203,989
HCA Holdings, Inc. (I)	27,965	1,481,865
Humana, Inc.	7,860	978,256
Laboratory Corp. of America Holdings (I)	52,735	5,409,556
Tenet Healthcare Corp. (I)	11,007	517,329
UnitedHealth Group, Inc.	145,651	11,598,189
Universal Health Services, Inc., Class B	11,257	1,008,289

		44,080,390
Health Care Technology - 0.1%
CareView Communications, Inc. (I)	1,950,070	1,170,042
Life Sciences Tools & Services - 0.3%
Covance, Inc. (I)	24,800	2,079,728
Illumina, Inc. (I)	19,174	3,034,286

		5,114,014

24

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 9.0%
Actavis PLC (I)	69,009	$14,598,164
Allergan, Inc.	5,325	891,725
Astellas Pharma, Inc.	22,500	289,464
AstraZeneca PLC, ADR	100,004	7,220,289
Bristol-Myers Squibb Company	818,941	40,734,125
Eli Lilly & Company	145,706	8,721,961
Jazz Pharmaceuticals PLC (I)	10,280	1,458,321
Johnson & Johnson	175,625	17,818,913
Merck & Company, Inc.	570,037	32,982,341
Novo Nordisk A/S, Class B	15,305	648,017
Ono Pharmaceutical Company, Ltd.	81,436	6,268,783
Roche Holding AG	55,323	16,306,575
Salix Pharmaceuticals, Ltd. (I)	9,999	1,140,686
Teva Pharmaceutical Industries, Ltd., ADR	35,336	1,784,115
TherapeuticsMD, Inc. (I)	1,046,227	4,247,682

		155,111,161

		248,808,624
Industrials - 15.5%
Aerospace & Defense - 3.1%
B/E Aerospace, Inc. (I)	6,736	651,708
Bombardier, Inc., Class B (L)	402,035	1,368,172
DigitalGlobe, Inc. (I)	250,388	7,601,780
Esterline Technologies Corp. (I)	13,870	1,545,812
Lockheed Martin Corp.	63,869	10,452,162
Moog, Inc., Class A (I)	30,860	2,223,772
Northrop Grumman Corp.	76,161	9,257,370
Rolls-Royce Holdings PLC (I)	177,609	3,099,785
Safran SA (L)	51,620	3,504,608
Textron, Inc.	10,783	422,909
TransDigm Group, Inc.	21,713	4,097,460
United Technologies Corp.	78,730	9,150,001

		53,375,539
Air Freight & Logistics - 1.0%
Deutsche Post AG	7,097	263,593
FedEx Corp.	8,712	1,255,922
United Parcel Service, Inc., Class B	157,199	16,329,832

		17,849,347
Airlines - 1.0%
AirAsia BHD	2,108,992	1,641,874
American Airlines Group, Inc. (I)	330,215	13,261,434
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	111,808	660,785
United Continental Holdings, Inc. (I)	21,600	958,392

		16,522,485
Building Products - 1.4%
Armstrong World Industries, Inc. (I)	201,007	10,667,441
Daikin Industries, Ltd.	5,157	309,357
Geberit AG	1,075	356,272
Lennox International, Inc.	95,329	8,095,339
Owens Corning	122,888	5,039,637

		24,468,046
Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (I)	261,653	15,989,615
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (I)	99,414	5,474,729
Vinci SA	4,780	354,005

		5,828,734

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 1.5%
Acuity Brands, Inc.	59,459	$7,462,699
Capstone Turbine Corp. (I)(L)	1,711,505	2,584,373
Eaton Corp. PLC	110,805	8,165,220
Hubbell, Inc., Class B	11,287	1,320,579
Nidec Corp.	31,985	1,864,766
Zumtobel AG	200,486	4,292,314

		25,689,951
Industrial Conglomerates - 0.8%
3M Company	34,484	4,915,694
Danaher Corp.	112,862	8,851,767

		13,767,461
Machinery - 1.6%
Allison Transmission Holdings, Inc.	279,630	8,660,141
Arcam AB (I)(L)	51,400	1,393,924
Barnes Group, Inc.	42,763	1,598,481
IDEX Corp.	48,475	3,717,063
Jain Irrigation Systems, Ltd.	1,181,939	2,225,428
PACCAR, Inc.	111,991	7,095,750
Pall Corp.	41,870	3,548,064
SMC Corp.	1,102	289,375

		28,528,226
Marine - 0.3%
Mitsui O.S.K. Lines, Ltd.	744,580	2,684,440
Nippon Yusen KK	665,235	1,969,431

		4,653,871
Professional Services - 1.1%
IHS, Inc., Class A (I)	114,704	14,442,381
ManpowerGroup, Inc.	5,387	441,626
Nielsen Holdings NV (L)	77,170	3,724,224
Robert Half International, Inc.	9,706	442,497

		19,050,728
Road & Rail - 0.6%
AMERCO	6,945	1,917,515
Canadian National Railway Company	7,305	442,537
Canadian National Railway Company	52,840	3,204,610
Hertz Global Holdings, Inc. (I)	42,038	1,240,962
Kansas City Southern	17,365	1,867,085
Old Dominion Freight Line, Inc. (I)	26,341	1,684,770

		10,357,479
Trading Companies & Distributors - 1.8%
HD Supply Holdings, Inc. (I)	458,476	12,044,165
MSC Industrial Direct Company, Inc., Class A	86,710	7,974,719
Rexel SA (L)	175,744	4,200,216
WESCO International, Inc. (I)(L)	87,577	7,480,827

		31,699,927
Transportation Infrastructure - 0.1%
Groupe Eurotunnel SA	64,141	848,210

		268,629,619
Information Technology - 21.4%
Communications Equipment - 2.5%
Cisco Systems, Inc.	788,231	19,406,247
F5 Networks, Inc. (I)	22,604	2,453,664
Palo Alto Networks, Inc. (I)	89,073	6,672,458
Parkervision, Inc. (I)(L)	1,388,500	6,789,765
QUALCOMM, Inc.	90,017	7,241,868

		42,564,002

25

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity, Ltd.	47,125	$2,802,053
Truly International Holdings, Ltd.	1,421,700	868,687

		3,670,740
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (I)	85,923	4,669,056
Angie’s List, Inc. (I)(L)	157,669	1,679,175
AOL, Inc. (I)	64,500	2,340,060
Bankrate, Inc. (I)	137,581	2,084,352
Constant Contact, Inc. (I)	73,454	2,169,831
CoStar Group, Inc. (I)	34,315	5,440,643
Facebook, Inc., Class A (I)	194,208	12,293,366
Gogo, Inc. (I)(L)	218,500	3,952,665
Google, Inc., Class A (I)	12,130	6,934,115
Google, Inc., Class C (I)	24,625	13,814,133
InterActiveCorp	17,300	1,145,433
Pandora Media, Inc. (I)	182,115	4,467,281
Web.com Group, Inc. (I)	127,046	4,375,464
Yahoo!, Inc. (I)	218,569	7,573,416
Yelp, Inc. (I)(L)	43,233	2,859,863
Zillow, Inc., Class A (I)(L)	3,760	443,755

		76,242,608
IT Services - 1.4%
Accenture PLC, Class A	124,779	10,163,250
Amadeus IT Holding SA, A Shares	35,334	1,553,265
Automatic Data Processing, Inc.	76,848	6,123,249
Cap Gemini SA (L)	6,613	481,090
Global Payments, Inc.	4,689	321,478
Optimal Payments PLC (I)	655,430	4,263,092
Total System Services, Inc.	63,995	1,936,489

		24,841,913
Semiconductors & Semiconductor Equipment - 5.9%
Analog Devices, Inc.	65,255	3,418,057
Applied Materials, Inc.	114,400	2,309,736
First Solar, Inc. (I)	10,179	628,859
Freescale Semiconductor, Ltd. (I)(L)	261,622	5,805,392
GCL-Poly Energy Holdings, Ltd. (I)	8,401,405	2,619,127
GT Advanced Technologies, Inc. (I)(L)	255,506	4,307,831
Infineon Technologies AG	36,491	452,706
Intel Corp.	203,560	5,561,259
Lam Research Corp.	100,032	6,205,985
Maxim Integrated Products, Inc.	170,488	5,839,214
Micron Technology, Inc. (I)	527,156	15,071,390
NXP Semiconductor NV (I)	469,950	29,183,895
SK Hynix, Inc. (I)	70,890	3,074,416
Skyworks Solutions, Inc.	147,558	6,390,737
Sumco Corp. (L)	630,445	4,956,791
SunEdison, Inc. (I)	256,615	5,052,749
SunPower Corp. (I)(L)	16,235	541,275

		101,419,419
Software - 5.3%
Activision Blizzard, Inc.	268,709	5,583,773
Adobe Systems, Inc. (I)	51,564	3,327,941
Autodesk, Inc. (I)	152,280	7,974,904
Cadence Design Systems, Inc. (I)	524,964	8,761,649
Concur Technologies, Inc. (I)(L)	132,686	11,327,404
Ellie Mae, Inc. (I)(L)	70,039	1,950,586
EnerNOC, Inc. (I)	132,059	2,534,212
FactSet Research Systems, Inc. (L)	34,866	3,735,543
FleetMatics Group PLC (I)	37,926	1,080,891
Microsoft Corp.	515,553	21,106,740
Monitise PLC (I)(L)	3,894,277	4,411,072

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	198,576	$8,344,164
Solera Holdings, Inc.	14,350	936,338
Symantec Corp.	167,800	3,689,922
Tableau Software, Inc., Class A (I)	38,016	2,206,449
UBISOFT Entertainment SA (I)	203,813	4,076,642
Zendesk, Inc. (I)	3,800	60,724

		91,108,954
Technology Hardware, Storage & Peripherals - 1.7%
3D Systems Corp. (I)(L)	32,760	1,659,294
Apple, Inc.	29,107	18,424,731
Fusion-io, Inc. (I)(L)	148,800	1,188,912
Nokia OYJ, ADR (I)	172,397	1,401,588
SanDisk Corp.	48,445	4,681,240
Stratasys, Ltd. (I)(L)	29,290	2,724,556

		30,080,321

		369,927,957
Materials - 4.3%
Chemicals - 2.5%
Ashland, Inc.	6,528	672,384
Axiall Corp.	50,500	2,333,605
Ecolab, Inc.	18,220	1,989,442
Givaudan SA (I)	909	1,492,436
Methanex Corp.	25,393	1,449,940
Mitsui Chemicals, Inc.	354,450	885,282
Monsanto Company	5,591	681,263
OCI Company, Ltd. (I)	7,326	1,259,499
Platform Specialty Products Corp. (I)(L)	159,326	4,340,040
Platform Specialty Products Corp. (I)	243,479	6,348,635
Praxair, Inc.	80,374	10,628,658
The Dow Chemical Company	117,925	6,146,251
The Sherwin-Williams Company	15,000	3,069,150
Wacker Chemie AG (L)	24,141	2,857,716

		44,154,301
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (L)	14,290	1,754,812
Containers & Packaging - 0.5%
Graphic Packaging Holding Company (I)	90,897	998,958
Packaging Corp. of America	64,930	4,490,559
Silgan Holdings, Inc.	47,715	2,329,923

		7,819,440
Metals & Mining - 0.5%
Barrick Gold Corp. (L)	208,345	3,356,438
Continental Gold, Ltd. (I)	514,167	1,503,190
Fortescue Metals Group, Ltd.	712,894	2,937,319
Goldcorp, Inc.	66,571	1,555,764

		9,352,711
Paper & Forest Products - 0.7%
KapStone Paper and Packaging Corp. (I)	51,440	1,494,332
Norbord, Inc. (L)	403,280	10,168,473

		11,662,805

		74,744,069
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.4%
tw telecom, Inc. (I)	13,540	443,967
Verizon Communications, Inc.	147,035	7,345,869

		7,789,836

26

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	29,700	$2,159,007
T-Mobile US, Inc. (I)	25,928	890,108

		3,049,115

		10,838,951
Utilities - 0.9%
Gas Utilities - 0.8%
UGI Corp.	267,047	12,997,177
Independent Power and Renewable Electricity
Producers - 0.1%
China Longyuan Power Group Corp., H Shares	2,126,700	2,364,788

		15,361,965

TOTAL COMMON STOCKS (Cost $1,478,277,717)		$1,692,335,736

PREFERRED SECURITIES - 0.4%
Financials - 0.0%
LendingClub Corp., Series D (I)(R)	18,316	372,593
Industrials - 0.0%
Rolls-Royce Holdings PLC, C Shares (I)	23,799,606	39,893
Information Technology - 0.4%
Apigee Corp. (I)	280,906	817,436
Cloudera, Inc., Series F (I)(R)	28,981	806,483
Datalogix, Inc. (I)(R)	96,724	996,257
DocuSign, Inc., Series B (I)(R)	1,637	21,498
DocuSign, Inc., Series B1 (I)(R)	491	6,448
DocuSign, Inc., Series D (I)(R)	1,177	15,457
DocuSign, Inc., Series E (I)(R)	30,429	399,606
Dropbox, Inc., Series C (I)(R)	20,535	331,435
Essence Group Holdings Corp. (I)(R)	381,964	604,000
New Relic, Inc., Series F (I)(R)	21,494	621,907
Pure Storage, Inc., Series F (I)(R)	119,359	1,877,028

		6,497,555

TOTAL PREFERRED SECURITIES (Cost $6,586,477)		$6,910,041

WARRANTS - 0.1%
Moscow Exchange MICEX (Counterparty:
Deutsche Bank AG; Expiration Date:
04/18/2023; Strike Price: $0.00) (I)(S)	1,040,540	1,961,472

TOTAL WARRANTS (Cost $1,667,275)		$1,961,472

PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
Exchange Traded on Allergan, Inc. (Expiration
Date: 06/21/2014; Strike Price: $175) (I)	2,700	7,560
Put Options - 0.0%
Exchange Traded on Allergan, Inc. (Expiration
Date: 06/21/2014; Strike Price: $150) (I)	5,200	5,850
Exchange Traded on ISIS
Pharmaceuticals, Inc. (Expiration Date:
06/21/2014; Strike Price: $24) (I)	32,300	9,690

		15,540

TOTAL PURCHASED OPTIONS (Cost $62,536)		$23,100

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 6.9%
Securities Lending Collateral - 6.9%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	12,013,351	120,221,211

TOTAL SECURITIES LENDING
COLLATERAL (Cost $120,218,258)		$120,221,211

SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreement - 3.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 05/30/2014 at 0.080% to
be repurchased at $51,300,342 on
06/02/2014 collateralized by $25,522,313
Government National Mortgage Association,
3.000% due 10/20/2042, (valued at
$25,863,921 including interest) and
$24,308,031 Federal National Mortgage
Association, 4.000% - 5.000% due
06/01/2026 - 01/01/2042, (valued at
$26,462,080 including interest)	$51,300,000	$51,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $51,300,000)		$51,300,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,658,112,263) - 108.2%		$1,872,751,560
Other assets and liabilities, net - (8.2%)		(141,871,962)

TOTAL NET ASSETS - 100.0%		$1,730,879,598

Asia Pacific Total Return Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 34.2%
Australia - 6.9%
New South Wales Treasury Corp.
6.000%, 04/01/2015	AUD	7,000,000	$6,691,556
Queensland Treasury Corp.
6.000%, 10/21/2015 to 04/21/2016		11,500,000	11,248,751
7.125%, 09/18/2017	NZD	5,565,000	5,114,913
Treasury Corp. of Victoria
5.750%, 11/15/2016	AUD	7,000,000	6,955,590

			30,010,810
China - 5.9%
Republic of China
0.600%, 08/18/2014	CNY	25,500,000	4,064,681
1.400%, 08/18/2016		52,000,000	8,130,580
1.800%, 12/01/2015		27,500,000	4,360,563
1.940%, 08/18/2018		23,500,000	3,601,997
2.380%, 07/19/2014		20,000,000	3,200,125
2.480%, 12/01/2020		12,000,000	1,785,640
2.560%, 06/29/2017		5,000,000	799,825

			25,943,411
Hong Kong - 0.4%
Hong Kong Mortgage Corp.
3.855%, 02/22/2017 (P)	AUD	2,000,000	1,891,010

			1,891,010
Indonesia - 3.7%
Republic of Indonesia
5.625%, 05/15/2023	IDR	36,000,000,000	2,613,276

27

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia (continued)
6.875%, 01/17/2018		$5,500,000	$6,318,125
7.000%, 05/15/2027	IDR	24,000,000,000	1,817,216
8.250%, 06/15/2032		35,000,000,000	2,892,934
9.500%, 07/15/2031		26,000,000,000	2,406,965

			16,048,516
Malaysia - 3.0%
Government of Malaysia
3.314%, 10/31/2017	MYR	6,000,000	1,849,395
3.418%, 08/15/2022		12,000,000	3,583,817
3.580%, 09/28/2018		10,000,000	3,098,827
4.262%, 09/15/2016		7,000,000	2,216,475
4.392%, 04/15/2026		8,000,000	2,519,248

			13,267,762
New Zealand - 1.8%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	1,900,000	1,686,262
5.500%, 04/15/2023		4,100,000	3,796,314
6.000%, 12/15/2017		2,400,000	2,182,472

			7,665,048
Philippines - 2.4%
Republic of the Philippines
3.900%, 11/26/2022	PHP	231,000,000	5,233,202
4.950%, 01/15/2021		76,000,000	1,842,187
7.000%, 01/27/2016		79,800,000	1,962,664
7.750%, 08/23/2017		57,000,000	1,491,807

			10,529,860
Singapore - 2.4%
Republic of Singapore
1.125%, 04/01/2016	SGD	10,000,000	8,075,373
4.000%, 09/01/2018		2,450,000	2,204,064

			10,279,437
South Korea - 4.4%
Republic of Korea
2.750%, 03/10/2018	KRW	2,000,000,000	1,947,744
4.000%, 03/10/2016		9,500,000,000	9,509,368
5.000%, 06/10/2020		1,000,000,000	1,080,129
5.750%, 09/10/2018		6,000,000,000	6,522,368

			19,059,609
Thailand - 2.5%
Bank of Thailand
3.200%, 10/22/2014	THB	100,000,000	3,059,235
Kingdom of Thailand
1.200%, 07/14/2021		128,191,200	3,744,050
3.250%, 06/16/2017		134,000,000	4,174,645

			10,977,930
Vietnam - 0.8%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$3,000,000	3,386,250

			3,386,250

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $155,403,780)			$149,059,643

Asia Pacific Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 56.9%
Australia - 2.1%
Australia & New Zealand Banking
Group, Ltd.
3.450%, 08/08/2022 (P)		$4,000,000	$4,131,096
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	2,427,365
SGSP Australia Assets Pty, Ltd.
6.250%, 02/21/2017		2,000,000	1,965,620
Telstra Corp., Ltd.
4.000%, 11/15/2017		520,000	491,231

			9,015,312
Cayman Islands - 4.5%
Champion MTN, Ltd.
3.750%, 01/17/2023		$4,188,000	3,784,578
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	3,719,352
China Overseas Grand Oceans Finance
Cayman II, Ltd.
5.125%, 01/23/2019		2,000,000	2,005,900
Sino MTN, Ltd.
3.250%, 09/21/2017		6,000,000	6,038,880
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		4,000,000	4,204,940

			19,753,650
China - 5.4%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		2,000,000	2,082,500
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		4,000,000	4,129,876
China Shanshui Cement Group, Ltd.
10.500%, 04/27/2017		2,000,000	2,177,500
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		2,000,000	1,865,000
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021		2,000,000	2,216,898
Kaisa Group Holdings, Ltd.
8.875%, 03/19/2018 (S)		300,000	304,500
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		2,000,000	2,061,200
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,812,240
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		5,332,000	5,618,329
Want Want China Finance, Ltd.
1.875%, 05/14/2018 (S)		1,200,000	1,172,923

			23,440,966
Germany - 0.9%
KFW
6.000%, 03/28/2017	AUD	4,000,000	4,014,179

			4,014,179
Hong Kong - 8.0%
Bangkok Bank PCL
2.750%, 03/27/2018		$4,000,000	3,997,200
Bank of East Asia, Ltd.
4.250%, 09/13/2022 (P)	SGD	4,750,000	3,893,527
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018 (S)		$1,300,000	1,337,716
5.250%, 04/25/2018		1,000,000	1,029,012
FPT Finance, Ltd.
6.375%, 09/28/2020		3,000,000	3,251,400

28

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Hong Kong (continued)
Franshion Investment, Ltd.
4.700%, 10/26/2017		$2,000,000	$2,030,000
Gemdale International Investment, Ltd.
7.125%, 11/16/2017		1,700,000	1,717,000
HKCG Finance, Ltd.
1.400%, 04/11/2016	CNY	1,000,000	154,871
HLP Finance, Ltd.
4.750%, 06/25/2022		$4,000,000	4,064,908
KWG Property Holding, Ltd.
12.500%, 08/18/2017		2,000,000	2,145,000
Lotte Shopping Business Management
Hong Kong, Ltd.
4.000%, 02/09/2015	CNY	9,200,000	1,480,432
Shimao Property Holdings, Ltd.
6.625%, 01/14/2020		$2,000,000	1,925,000
Texhong Textile Group, Ltd.
7.625%, 01/19/2016		2,000,000	2,055,000
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018	CNY	21,560,000	3,484,118
Wharf Finance, Ltd.
6.125%, 11/06/2017		$2,000,000	2,234,762

			34,799,946
India - 0.4%
Vedanta Resources PLC
9.500%, 07/18/2018		1,400,000	1,624,000

			1,624,000
Indonesia - 2.5%
Adaro Indonesia PT
7.625%, 10/22/2019		2,500,000	2,640,000
Pertamina Persero PT
4.875%, 05/03/2022		4,000,000	4,005,200
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	4,195,000

			10,840,200
Japan - 0.7%
Hitachi Capital Corp.
3.750%, 03/22/2015	CNY	6,550,000	1,053,976
ORIX Corp.
4.000%, 11/29/2014		13,800,000	2,215,707

			3,269,683
Luxembourg - 0.1%
European Investment Bank
6.125%, 01/23/2017	AUD	500,000	501,838

			501,838
Malaysia - 4.4%
IOI Investment L BHD
4.375%, 06/27/2022		$4,915,000	4,990,951
Malayan Banking BHD
3.250%, 09/20/2022 (P)		4,000,000	4,037,544
3.800%, 04/28/2021 (P)	SGD	5,250,000	4,260,386
SSG Resources, Ltd.
4.250%, 10/04/2022		$6,000,000	6,066,480

			19,355,361
Netherlands - 3.3%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		3,600,000	3,729,240
Indo Energy Finance II BV
6.375%, 01/24/2023		2,000,000	1,635,000
6.375%, 01/24/2023 (S)		2,000,000	1,635,000

Asia Pacific Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Netherlands (continued)
Indosat Palapa Company BV
7.375%, 07/29/2020		$1,700,000	$1,844,500
Listrindo Capital BV
6.950%, 02/21/2019		3,000,000	3,210,000
Majapahit Holding BV
8.000%, 08/07/2019		2,000,000	2,362,500

			14,416,240
Philippines - 1.4%
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	938,697
Philippine Long Distance Telephone
Company
8.350%, 03/06/2017		$900,000	1,046,250
Power Sector Assets & Liabilities
Management Corp.
7.250%, 05/27/2019		3,500,000	4,226,250

			6,211,197
Singapore - 8.0%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)		800,000	777,400
9.000%, 01/29/2019		1,000,000	1,052,500
9.000%, 01/29/2019 (S)		2,000,000	2,105,000
DBS Bank, Ltd.
3.625%, 09/21/2022 (P)		4,485,000	4,643,231
Global Logistic Properties, Ltd.
3.375%, 05/11/2016	CNY	27,000,000	4,314,965
Joynote, Ltd.
3.408%, 07/20/2018	SGD	500,000	407,442
Mapletree Treasury Services, Ltd.
(5.125% to 07/25/2017, then 10 year
Singapore Swap Offered
Rate + 4.467%)
07/25/2017 (Q)		3,250,000	2,671,060
Oversea-Chinese Banking Corp., Ltd.
3.150%, 03/11/2023 (P)		$2,000,000	2,010,642
Singapore Post, Ltd. (4.250% to
03/02/2022, then 10 year Singapore
Swap Offered Rate + 3.692%)
03/02/2022 (Q)	SGD	5,000,000	4,088,065
TBG Global Pte, Ltd.
4.625%, 04/03/2018 (S)		$1,800,000	1,813,500
Theta Capital Pte, Ltd.
7.000%, 05/16/2019		2,000,000	2,088,858
United Overseas Bank, Ltd.
2.875%, 10/17/2022 (P)		5,000,000	5,031,500
3.150%, 07/11/2022 (P)	SGD	5,000,000	4,029,387

			35,033,550
Thailand - 2.0%
PTT Global Chemical PCL
4.250%, 09/19/2022		$4,000,000	3,957,588
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	982,155
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	3,849,062

			8,788,805
United Kingdom - 1.8%
Bank Negara Indonesia Persero Tbk PT
4.125%, 04/27/2017		2,000,000	2,070,000
European Bank for Reconstruction
& Development
5.000%, 05/28/2015	INR	40,000,000	668,946

29

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
European Bank for Reconstruction &
Development (continued)
12.000%, 09/19/2014	IDR	57,000,000,000	$4,975,721

			7,714,667
United States - 7.1%
Ford Motor Company
4.875%, 03/26/2015	CNY	34,400,000	5,613,643
Inter-American Development Bank
4.500%, 02/04/2016	IDR	60,000,000,000	4,956,745
5.000%, 07/24/2015	INR	250,000,000	4,162,507
International Finance Corp.
1.800%, 01/27/2016	CNY	22,750,000	3,631,071
7.750%, 12/03/2016	INR	265,000,000	4,601,362
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,891,136
7.375%, 02/22/2018		2,250,000	2,303,162
Reliance Holdings USA, Inc.
5.400%, 02/14/2022		3,500,000	3,777,494

			30,937,120
Virgin Islands - 4.3%
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		3,000,000	2,862,870
COSL Finance BVI, Ltd.
3.250%, 09/06/2022		4,000,000	3,811,504
Henson Finance, Ltd.
5.500%, 09/17/2019		3,519,000	3,819,903
Poly Real Estate Finance, Ltd.
4.500%, 08/06/2018		2,000,000	2,007,500
Wanda Properties International
Company, Ltd.
7.250%, 01/29/2024		4,000,000	4,184,920
Wiseyear Holdings, Ltd.
5.875%, 04/06/2021		2,000,000	2,175,804

			18,862,501

TOTAL CORPORATE BONDS (Cost $256,581,844)			$248,579,215

CAPITAL PREFERRED SECURITIES - 1.4%
Cayman Islands - 1.4%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then reset of
5 Year U.S. Treasury
Note Rate + 4.885% until 10/28/2020,
then 3 month LIBOR + 5.638%)
10/28/2015 (Q)		6,000,000	6,300,000

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $6,432,750)			$6,300,000

Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $418,418,374) - 92.5%			$403,938,858
Other assets and liabilities, net - 7.5%			32,620,367

TOTAL NET ASSETS - 100.0%			$436,559,225

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.5%
Consumer Discretionary - 26.8%
Auto Components - 0.5%
Delphi Automotive PLC	101,000	$6,975,060
Johnson Controls, Inc.	6,500	314,340
TRW Automotive Holdings Corp. (I)	64,100	5,440,167

		12,729,567
Automobiles - 0.8%
Harley-Davidson, Inc.	184,400	13,136,656
Tesla Motors, Inc. (I)(L)	43,000	8,934,110

		22,070,766
Hotels, Restaurants & Leisure - 8.0%
Carnival Corp.	31,900	1,276,957
Chipotle Mexican Grill, Inc. (I)	59,700	32,661,273
Hilton Worldwide Holdings, Inc. (I)	255,800	5,786,196
Las Vegas Sands Corp.	551,200	42,177,824
Marriott International, Inc., Class A	73,885	4,552,794
MGM Resorts International (I)	456,100	11,744,575
Starbucks Corp.	531,900	38,956,356
Starwood Hotels & Resorts Worldwide, Inc.	283,400	22,629,490
Wynn Macau, Ltd.	2,234,000	9,290,004
Wynn Resorts, Ltd.	196,800	42,306,096
Yum! Brands, Inc.	27,300	2,110,563

		213,492,128
Internet & Catalog Retail - 9.7%
Amazon.com, Inc. (I)	368,111	115,053,093
Ctrip.com International, Ltd., ADR (I)(L)	243,200	13,478,144
Netflix, Inc. (I)	74,000	30,919,420
The Priceline Group, Inc. (I)	74,800	95,641,524
TripAdvisor, Inc. (I)	33,600	3,264,912
Vipshop Holdings, Ltd., ADR (I)	12,900	2,098,314

		260,455,407
Media - 1.5%
Discovery Communications, Inc., Series C (I)	243,300	18,235,335
The Walt Disney Company	135,100	11,349,751
Twenty-First Century Fox, Inc., Class A	303,400	10,743,394

		40,328,480
Multiline Retail - 0.2%
Dollar Tree, Inc. (I)	113,900	6,040,117
Specialty Retail - 4.8%
AutoZone, Inc. (I)	8,600	4,579,500
CarMax, Inc. (I)	67,300	2,982,063
L Brands, Inc.	196,078	11,252,916
Lowe’s Companies, Inc.	601,200	28,304,496
O’Reilly Automotive, Inc. (I)	168,500	24,929,575
Ross Stores, Inc.	208,400	14,264,980
The Home Depot, Inc.	317,100	25,440,933
Tiffany & Company	27,700	2,753,657
Tractor Supply Company	232,500	15,117,150

		129,625,270
Textiles, Apparel & Luxury Goods - 1.3%
Fossil Group, Inc. (I)	31,900	3,341,844
Hanesbrands, Inc.	46,500	3,944,595
Michael Kors Holdings, Ltd. (I)	113,500	10,712,130
NIKE, Inc., Class B	98,200	7,552,562
PVH Corp.	51,000	6,713,130
Ralph Lauren Corp.	4,700	721,356
VF Corp.	12,000	756,240

		33,741,857

		718,483,592

30

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 2.3%
Beverages - 0.4%
Constellation Brands, Inc., Class A (I)	65,100	$5,476,863
Monster Beverage Corp. (I)	81,000	5,619,780
PepsiCo, Inc.	3,500	309,155

		11,405,798
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	114,000	13,226,280
CVS Caremark Corp.	229,810	17,998,719
Walgreen Company	58,100	4,177,971
Whole Foods Market, Inc.	16,900	646,256

		36,049,226
Food Products - 0.1%
Keurig Green Mountain, Inc.	15,500	1,748,090
Personal Products - 0.4%
The Estee Lauder Companies, Inc., Class A	152,100	11,653,902

		60,857,016
Energy - 4.9%
Energy Equipment & Services - 0.6%
Schlumberger, Ltd.	161,008	16,751,272
Oil, Gas & Consumable Fuels - 4.3%
Concho Resources, Inc. (I)	161,800	21,325,240
Continental Resources, Inc. (I)(L)	38,500	5,403,860
EOG Resources, Inc.	22,500	2,380,500
EQT Corp.	202,700	21,664,576
Pioneer Natural Resources Company	202,600	42,578,416
Range Resources Corp.	232,076	21,571,464

		114,924,056

		131,675,328
Financials - 5.5%
Banks - 0.0%
Citigroup, Inc.	19,900	946,643
Capital Markets - 3.6%
Ameriprise Financial, Inc.	130,089	14,649,322
Invesco, Ltd.	614,800	22,563,160
Morgan Stanley	636,700	19,648,562
Northern Trust Corp.	74,311	4,488,384
State Street Corp.	229,429	14,974,831
TD Ameritrade Holding Corp.	649,600	19,708,864

		96,033,123
Consumer Finance - 1.3%
American Express Company	375,748	34,380,942
Diversified Financial Services - 0.4%
Intercontinental Exchange Group, Inc.	59,450	11,675,980
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	114,200	5,740,834

		148,777,522
Health Care - 17.4%
Biotechnology - 9.8%
Alexion Pharmaceuticals, Inc. (I)	265,700	44,191,224
Biogen Idec, Inc. (I)	197,200	62,979,764
Celgene Corp. (I)	279,400	42,756,582
Gilead Sciences, Inc. (I)	1,087,300	88,299,633
Pharmacyclics, Inc. (I)	54,300	4,823,469
Regeneron Pharmaceuticals, Inc. (I)	52,800	16,207,488
Vertex Pharmaceuticals, Inc. (I)	42,200	3,049,372

		262,307,532

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson and Company	80,200	$9,439,540
Covidien PLC	109,200	7,983,612
Intuitive Surgical, Inc. (I)	3,500	1,294,090
Stryker Corp.	107,221	9,059,102

		27,776,344
Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	98,300	7,193,594
Cardinal Health, Inc.	163,700	11,562,131
Henry Schein, Inc. (I)	10,900	1,304,185
McKesson Corp.	372,200	70,584,009
UnitedHealth Group, Inc.	25,900	2,062,417

		92,706,336
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc.	286,400	33,483,024
Pharmaceuticals - 1.9%
AbbVie, Inc.	9,400	510,702
Actavis PLC (I)	29,100	6,155,814
Allergan, Inc.	153,100	25,638,126
Perrigo Company PLC	1,400	193,480
Valeant Pharmaceuticals International, Inc. (I)	135,100	17,726,471

		50,224,593

		466,497,829
Industrials - 14.8%
Aerospace & Defense - 5.3%
Honeywell International, Inc.	145,416	13,545,500
Precision Castparts Corp.	212,800	53,834,144
The Boeing Company	356,300	48,189,575
United Technologies Corp.	234,900	27,300,078

		142,869,297
Air Freight & Logistics - 0.7%
FedEx Corp.	128,600	18,538,976
Airlines - 2.2%
American Airlines Group, Inc. (I)	634,900	25,497,584
Delta Air Lines, Inc.	394,200	15,732,522
United Continental Holdings, Inc. (I)	399,100	17,708,067

		58,938,173
Industrial Conglomerates - 3.3%
3M Company	26,000	3,706,300
Danaher Corp.	896,674	70,326,142
Roper Industries, Inc.	105,400	14,933,072

		88,965,514
Machinery - 0.9%
Flowserve Corp.	132,400	9,763,176
Pall Corp.	15,900	1,347,366
Wabtec Corp.	150,700	11,866,118

		22,976,660
Professional Services - 0.3%
IHS, Inc., Class A (I)	60,500	7,617,555
Road & Rail - 1.9%
Canadian Pacific Railway, Ltd.	40,000	6,700,800
J.B. Hunt Transport Services, Inc.	36,700	2,850,122
Kansas City Southern	141,100	15,171,072
Union Pacific Corp.	126,500	25,207,655

		49,929,649
Trading Companies & Distributors - 0.2%
Fastenal Company (L)	90,900	4,431,375

31

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	6,100	$1,576,057

		6,007,432

		395,843,256
Information Technology - 21.3%
Communications Equipment - 0.6%
QUALCOMM, Inc.	219,323	17,644,535
Electronic Equipment, Instruments & Components - 0.1%
Trimble Navigation, Ltd. (I)	42,600	1,536,582
Internet Software & Services - 11.4%
Akamai Technologies, Inc. (I)	241,100	13,101,374
Baidu, Inc., ADR (I)	277,200	46,015,200
eBay, Inc. (I)	62,162	3,153,478
Facebook, Inc., Class A (I)	776,565	49,156,565
Google, Inc., Class A (I)	133,184	76,134,634
Google, Inc., Class C (I)	133,784	75,050,148
LinkedIn Corp., Class A (I)	71,500	11,446,435
NAVER Corp.	9,656	7,192,499
Tencent Holdings, Ltd.	1,664,700	23,434,282

		304,684,615
IT Services - 6.5%
Alliance Data Systems Corp. (I)	32,700	8,372,835
Cognizant Technology
Solutions Corp., Class A (I)	453,500	22,044,635
Fiserv, Inc. (I)	250,100	15,033,511
FleetCor Technologies, Inc. (I)	15,400	1,946,714
MasterCard, Inc., Class A	919,700	70,311,065
Visa, Inc., Class A	266,900	57,338,127

		175,046,887
Software - 1.6%
Autodesk, Inc. (I)	13,000	680,810
Electronic Arts, Inc. (I)	42,900	1,507,077
Intuit, Inc.	3,300	261,657
Microsoft Corp.	7,000	286,580
Red Hat, Inc. (I)	218,500	10,951,220
Salesforce.com, Inc. (I)	531,300	27,962,319
VMware, Inc., Class A (I)	27,800	2,682,700

		44,332,363
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	46,600	29,497,800

		572,742,782
Materials - 4.1%
Chemicals - 4.1%
Ecolab, Inc.	302,300	33,008,137
FMC Corp.	56,400	4,317,984
Monsanto Company	99,004	12,063,637
Praxair, Inc.	163,500	21,621,240
The Sherwin-Williams Company	193,200	39,530,652

		110,541,650

		110,541,650
Telecommunication Services - 2.4%
Diversified Telecommunication Services - 2.0%
American Tower Corp.	600,262	53,801,483
Wireless Telecommunication Services - 0.4%
SoftBank Corp.	143,000	10,395,221

		64,196,704

TOTAL COMMON STOCKS (Cost $1,412,926,602)		$2,669,615,679

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 1.1%
Securities Lending Collateral - 1.1%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	2,969,593	29,717,603

TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,716,761)		$29,717,603

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	578,535	578,535
T. Rowe Price Prime Reserve Investment
Fund, 0.0577% (Y)	10,016,411	10,016,411

		10,594,946

TOTAL SHORT-TERM INVESTMENTS (Cost $10,594,946)		$10,594,946

Total Investments (Blue Chip Growth Fund)
(Cost $1,453,238,309) - 101.0%		$2,709,928,228
Other assets and liabilities, net - (1.0%)		(27,689,474)

TOTAL NET ASSETS - 100.0%		$2,682,238,754

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Consumer Discretionary - 29.4%
Automobiles - 1.1%
Tesla Motors, Inc. (I)(L)	120,280	$24,990,576
Hotels, Restaurants & Leisure - 5.6%
Chipotle Mexican Grill, Inc. (I)	49,192	26,912,451
Dunkin’ Brands Group, Inc.	491,013	21,977,742
Las Vegas Sands Corp.	304,314	23,286,107
Marriott International, Inc., Class A	398,587	24,560,931
Starbucks Corp.	440,931	32,293,786

		129,031,017
Internet & Catalog Retail - 7.6%
Amazon.com, Inc. (I)	208,114	65,046,031
Netflix, Inc. (I)	78,264	32,701,047
The Priceline Group, Inc. (I)	47,616	60,883,246
TripAdvisor, Inc. (I)	167,440	16,270,145

		174,900,469
Media - 4.2%
Discovery Communications, Inc., Class A (I)	305,113	23,481,496
The Walt Disney Company	557,174	46,808,188
Twenty-First Century Fox, Inc., Class A	727,756	25,769,840

		96,059,524
Specialty Retail - 4.9%
Inditex SA	267,359	38,826,855
O’Reilly Automotive, Inc. (I)	121,280	17,943,376
The TJX Companies, Inc.	697,112	37,957,748
Tiffany & Company	175,863	17,482,541

		112,210,520
Textiles, Apparel & Luxury Goods - 6.0%
Luxottica Group SpA	432,307	24,696,355
Michael Kors Holdings, Ltd. (I)(L)	295,555	27,894,481
NIKE, Inc., Class B	610,723	46,970,706
The Swatch Group AG, ADR	411,175	12,129,663

32

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A (I)	510,510	$25,928,803

		137,620,008

		674,812,114
Consumer Staples - 3.8%
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	325,213	37,731,212
Whole Foods Market, Inc.	314,675	12,033,172

		49,764,384
Food Products - 1.7%
Mead Johnson Nutrition Company	177,802	15,907,945
Mondelez International, Inc., Class A	602,791	22,676,997

		38,584,942

		88,349,326
Energy - 4.8%
Energy Equipment & Services - 2.0%
Schlumberger, Ltd.	435,215	45,279,769
Oil, Gas & Consumable Fuels - 2.8%
Concho Resources, Inc. (I)	247,588	32,632,098
EOG Resources, Inc.	302,582	32,013,176

		64,645,274

		109,925,043
Financials - 0.9%
Capital Markets - 0.9%
Morgan Stanley	708,210	21,855,361
Health Care - 20.1%
Biotechnology - 9.5%
Alexion Pharmaceuticals, Inc. (I)	237,858	39,560,543
Biogen Idec, Inc. (I)	195,491	62,433,961
Celgene Corp. (I)	208,559	31,915,784
Gilead Sciences, Inc. (I)	539,071	43,777,956
Incyte Corp., Ltd. (I)	172,393	8,542,073
Intercept Pharmaceuticals, Inc. (I)(L)	31,361	7,420,326
Vertex Pharmaceuticals, Inc. (I)	343,997	24,857,223

		218,507,866
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	923,716	36,957,877
Life Sciences Tools & Services - 1.7%
Illumina, Inc. (I)	239,813	37,950,407
Pharmaceuticals - 7.3%
Allergan, Inc.	139,610	23,379,091
Bristol-Myers Squibb Company	889,260	44,231,792
Merck & Company, Inc.	558,693	32,325,977
Novo Nordisk A/S, ADR	965,920	40,839,098
Perrigo Company PLC	117,744	16,272,221
Valeant Pharmaceuticals International, Inc. (I)	81,057	10,635,489

		167,683,668

		461,099,818
Industrials - 8.3%
Aerospace & Defense - 5.4%
Precision Castparts Corp.	166,685	42,167,971
The Boeing Company	344,015	46,528,029
United Technologies Corp.	295,800	34,377,876

		123,073,876

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 2.9%
Canadian Pacific Railway, Ltd.	192,492	$32,246,260
Union Pacific Corp.	173,265	34,526,517

		66,772,777

		189,846,653
Information Technology - 28.0%
Communications Equipment - 0.8%
QUALCOMM, Inc.	229,463	18,460,298
Internet Software & Services - 8.4%
Facebook, Inc., Class A (I)	896,228	56,731,232
Google, Inc., Class A (I)	74,218	42,426,720
Google, Inc., Class C (I)	75,985	42,626,065
LinkedIn Corp., Class A (I)	207,348	33,194,341
Pandora Media, Inc. (I)	257,305	6,311,692
Twitter, Inc. (I)(L)	372,488	12,083,511

		193,373,561
IT Services - 6.8%
FleetCor Technologies, Inc. (I)	141,284	17,859,710
MasterCard, Inc., Class A	1,082,247	82,737,783
Visa, Inc., Class A (L)	252,304	54,202,468

		154,799,961
Semiconductors & Semiconductor Equipment - 0.6%
ARM Holdings PLC, ADR	296,233	13,685,965
Software - 7.3%
Adobe Systems, Inc. (I)	412,698	26,635,529
FireEye, Inc. (I)(L)	227,245	7,469,543
Red Hat, Inc. (I)	577,665	28,952,570
Salesforce.com, Inc. (I)	717,985	37,787,551
Splunk, Inc. (I)	389,697	16,312,716
VMware, Inc., Class A (I)	309,014	29,819,851
Workday, Inc., Class A (I)	263,230	20,629,335

		167,607,095
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	148,406	93,940,998

		641,867,878
Materials - 2.2%
Chemicals - 2.2%
Monsanto Company	414,139	50,462,837
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
American Tower Corp.	329,130	29,499,922

TOTAL COMMON STOCKS (Cost $1,381,100,374)		$2,267,718,952

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	8,510,925	85,171,378

TOTAL SECURITIES LENDING
COLLATERAL (Cost $85,169,471)		$85,171,378

33

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 05/30/2014 at 0.000% to be
repurchased at $13,307,000 on 06/02/2014,
collateralized by $13,720,000 U.S. Treasury
Notes, 0.625% due 11/30/2017 (valued at
$13,575,062, including interest)	$13,307,000	$13,307,000

TOTAL SHORT-TERM INVESTMENTS (Cost $13,307,000)		$13,307,000

Total Investments (Capital Appreciation Fund)
(Cost $1,479,576,845) - 103.1%		$2,366,197,330
Other assets and liabilities, net - (3.1%)		(70,527,106)

TOTAL NET ASSETS - 100.0%		$2,295,670,224

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 62.1%
Consumer Discretionary - 10.2%
Auto Components - 2.7%
Delphi Automotive PLC	213,900	$14,771,934
Johnson Controls, Inc.	412,400	19,943,653
TRW Automotive Holdings Corp. (I)	195,400	16,583,598

		51,299,185
Media - 2.5%
Liberty Global PLC, Series A (I)	89,500	4,029,290
Liberty Global PLC, Series C (I)	226,200	9,681,360
Twenty-First Century Fox, Inc., Class A	63,200	2,237,912
Twenty-First Century Fox, Inc., Class B	719,000	24,776,740
Viacom, Inc., Class B	77,300	6,596,009

		47,321,311
Multiline Retail - 0.9%
Dollar Tree, Inc. (I)	337,300	17,887,019
Specialty Retail - 4.1%
AutoZone, Inc. (D)(I)	78,400	41,748,000
Lowe’s Companies, Inc.	323,400	15,225,672
O’Reilly Automotive, Inc. (I)	144,400	21,363,980

		78,337,652

		194,845,167
Consumer Staples - 5.2%
Beverages - 1.2%
PepsiCo, Inc.	262,000	23,142,460
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	103,700	8,121,784
Food Products - 1.5%
General Mills, Inc.	172,500	9,475,425
Mondelez International, Inc., Class A	524,400	19,727,928

		29,203,353
Household Products - 0.6%
The Procter & Gamble Company (D)	141,100	11,399,469
Personal Products - 0.2%
Avon Products, Inc.	192,200	2,746,538

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 1.3%
Philip Morris International, Inc. (D)	275,600	$24,401,624

		99,015,228
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.	40,100	4,124,686
Apache Corp.	168,800	15,735,536
Concho Resources, Inc. (I)	48,300	6,365,940
Pioneer Natural Resources Company	38,800	8,154,208
Range Resources Corp.	100,000	9,295,000

		43,675,370
Financials - 11.3%
Banks - 1.8%
JPMorgan Chase & Company (D)	365,400	20,305,278
The PNC Financial Services Group, Inc.	117,600	10,027,752
U.S. Bancorp (D)	114,700	4,839,193

		35,172,223
Capital Markets - 4.6%
Invesco, Ltd.	570,300	20,930,010
State Street Corp.	517,400	33,770,698
TD Ameritrade Holding Corp.	1,098,000	33,313,320

		88,014,028
Insurance - 3.3%
Marsh & McLennan Companies, Inc.	917,200	46,107,644
XL Group PLC	509,920	16,552,003

		62,659,647
Real Estate Investment Trusts - 1.6%
Crown Castle International Corp.	304,900	23,394,977
Simon Property Group, Inc.	36,500	6,075,790
Washington Prime Group, Inc. (I)	18,250	362,993

		29,833,760

		215,679,658
Health Care - 10.1%
Health Care Equipment & Supplies - 0.1%
DENTSPLY International, Inc.	54,500	2,577,305
Health Care Providers & Services - 3.7%
DaVita HealthCare Partners, Inc. (I)	199,200	14,061,528
Henry Schein, Inc. (I)	64,300	7,693,495
Humana, Inc.	32,600	4,057,396
UnitedHealth Group, Inc.	554,000	44,115,020

		69,927,439
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	117,300	6,679,062
Thermo Fisher Scientific, Inc.	253,500	29,636,685

		36,315,747
Pharmaceuticals - 4.4%
Allergan, Inc.	209,300	35,049,378
Perrigo Company PLC	126,400	17,468,480
Pfizer, Inc.	529,601	15,692,078
Zoetis, Inc.	530,493	16,286,135

		84,496,071

		193,316,562
Industrials - 9.2%
Aerospace & Defense - 3.6%
The Boeing Company (D)	121,700	16,459,925

34

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
United Technologies Corp. (D)	442,800	$51,462,216

		67,922,141
Commercial Services & Supplies - 1.4%
Iron Mountain, Inc.	370,800	11,546,712
Tyco International, Ltd.	374,500	16,343,180

		27,889,892
Industrial Conglomerates - 4.2%
Danaher Corp.	883,200	69,269,376
Roper Industries, Inc.	77,600	10,994,368

		80,263,744

		176,075,777
Information Technology - 7.0%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity, Ltd.	77,000	4,578,420
Internet Software & Services - 1.0%
Google, Inc., Class A (D)(I)	15,900	9,089,235
Google, Inc., Class C (I)	15,900	8,919,582

		18,008,817
IT Services - 3.0%
Fidelity National Information Services, Inc.	33,000	1,786,950
Fiserv, Inc. (I)	713,100	42,864,441
Visa, Inc., Class A	55,200	11,858,616

		56,510,007
Semiconductors & Semiconductor Equipment - 2.0%
NXP Semiconductor NV (I)	212,800	13,214,880
Texas Instruments, Inc. (D)	534,300	25,101,414

		38,316,294
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	12,700	8,039,100
Seagate Technology PLC	78,800	4,233,924
Western Digital Corp.	31,300	2,749,705

		15,022,729

		132,436,267
Materials - 0.3%
Chemicals - 0.3%
Cytec Industries, Inc.	56,900	5,653,015
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 1.6%
American Tower Corp.	332,500	29,801,975
Wireless Telecommunication Services - 0.7%
SBA Communications Corp., Class A (I)	136,100	13,814,150

		43,616,125
Utilities - 4.2%
Electric Utilities - 2.1%
Entergy Corp.	23,600	1,779,912
Xcel Energy, Inc.	1,200,900	36,939,684

		38,719,596
Multi-Utilities - 2.1%
PG&E Corp.	883,219	40,513,256

		79,232,852

TOTAL COMMON STOCKS (Cost $912,337,118)		$1,183,546,021

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.4%
Financials - 0.2%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	2,098,500
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,737,000

		3,835,500
Utilities - 0.2%
SCE Trust I, 5.625%	60,000	1,438,200
SCE Trust II, 5.100%	9,890	217,086
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	108,739	2,928,341

		4,583,627

TOTAL PREFERRED SECURITIES (Cost $7,818,001)		$8,419,127

CORPORATE BONDS - 16.4%
Consumer Discretionary - 3.2%
American Honda Finance Corp.
0.324%, 11/13/2014 (P)(S)	$1,250,000	$1,250,655
CCO Holdings LLC
7.250%, 10/30/2017	710,000	751,713
Cedar Fair LP
5.250%, 03/15/2021	850,000	871,250
9.125%, 08/01/2018	1,000,000	1,056,250
Daimler Finance North America LLC
1.085%, 08/01/2018 (P)(S)	750,000	758,013
Delphi Corp.
5.000%, 02/15/2023	525,000	561,094
6.125%, 05/15/2021	1,875,000	2,088,281
Dollar General Corp.
1.875%, 04/15/2018	2,235,000	2,231,348
4.125%, 07/15/2017	1,125,000	1,205,764
Ford Motor Credit Company LLC
1.474%, 05/09/2016 (P)	2,955,000	3,001,727
2.375%, 03/12/2019	2,900,000	2,908,572
2.750%, 05/15/2015	2,300,000	2,345,979
3.875%, 01/15/2015	3,260,000	3,325,995
4.250%, 02/03/2017	1,110,000	1,192,247
5.000%, 05/15/2018	1,490,000	1,657,099
6.625%, 08/15/2017	1,225,000	1,413,765
8.000%, 06/01/2014	1,900,000	1,900,000
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)	175,000	175,875
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023	5,075,000	5,379,500
6.625%, 04/01/2021	375,000	421,875
6.900%, 07/15/2017	650,000	737,750
7.000%, 05/01/2020	650,000	741,000
8.500%, 06/15/2019	650,000	784,875
Lamar Media Corp.
5.000%, 05/01/2023	1,250,000	1,259,375
5.875%, 02/01/2022	675,000	723,938
Toyota Motor Credit Corp.
0.308%, 08/22/2014 (P)	1,835,000	1,835,688
0.385%, 03/10/2015 (P)	2,250,000	2,252,615
0.396%, 01/23/2015 (P)	1,595,000	1,596,780
TRW Automotive, Inc.
4.500%, 03/01/2021 (S)	525,000	556,500
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)	2,250,000	2,306,250
7.500%, 03/15/2019 (S)	3,400,000	3,646,500
7.500%, 03/15/2019 (S)	720,000	1,051,721
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	625,000	642,188

35

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Univision Communications, Inc. (continued)
6.750%, 09/15/2022 (S)	$4,902,000	$5,367,690
6.875%, 05/15/2019 (S)	2,400,000	2,568,000
7.875%, 11/01/2020 (S)	1,050,000	1,156,313

		61,724,185
Consumer Staples - 1.1%
B&G Foods, Inc.
4.625%, 06/01/2021	1,100,000	1,094,500
Campbell Soup Company
0.525%, 08/01/2014 (P)	5,250,000	5,252,882
General Mills, Inc.
0.527%, 01/29/2016 (P)	2,365,000	2,371,506
0.875%, 01/29/2016	590,000	593,109
Heineken NV
0.800%, 10/01/2015 (S)	940,000	942,424
Rite Aid Corp.
8.000%, 08/15/2020	2,150,000	2,367,688
SABMiller Holdings, Inc.
0.915%, 08/01/2018 (P)(S)	1,045,000	1,051,046
2.200%, 08/01/2018 (S)	1,450,000	1,460,987
The Procter & Gamble Company
3.100%, 08/15/2023	5,000,000	5,046,530

		20,180,672
Energy - 4.7%
Antero Resources Corp.
5.125%, 12/01/2022 (S)	1,550,000	1,592,625
Antero Resources Finance Corp.
5.375%, 11/01/2021	3,100,000	3,227,875
6.000%, 12/01/2020	1,950,000	2,084,063
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	3,375,000	3,618,625
6.500%, 01/15/2022	650,000	719,875
7.000%, 01/15/2021	1,800,000	1,993,500
Energy Transfer Partners LP
4.150%, 10/01/2020	1,400,000	1,490,000
4.900%, 02/01/2024	1,800,000	1,929,875
EQT Corp.
4.875%, 11/15/2021	8,885,000	9,611,127
6.500%, 04/01/2018	1,165,000	1,311,752
8.125%, 06/01/2019	2,791,000	3,429,344
Laredo Petroleum, Inc.
5.625%, 01/15/2022	575,000	589,375
7.375%, 05/01/2022	400,000	443,000
9.500%, 02/15/2019	3,400,000	3,740,000
MarkWest Energy Partners LP
4.500%, 07/15/2023	6,250,000	6,140,625
5.500%, 02/15/2023	6,280,000	6,562,600
6.250%, 06/15/2022	4,768,000	5,149,440
6.500%, 08/15/2021	3,000,000	3,240,000
6.750%, 11/01/2020	650,000	706,875
ONEOK Partners LP
2.000%, 10/01/2017	1,120,000	1,132,051
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	13,050,000	13,702,500
5.750%, 06/01/2021	4,695,000	5,082,338
6.750%, 08/01/2020	900,000	974,250
8.000%, 05/15/2019	3,500,000	3,652,530
SM Energy Company
6.500%, 11/15/2021 to 01/01/2023	3,100,000	3,359,125
Spectra Energy Partners LP
4.750%, 03/15/2024	1,855,000	2,011,263

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Targa Resources Partners LP
4.250%, 11/15/2023	$2,425,000	$2,291,625
5.250%, 05/01/2023	125,000	127,813

		89,914,071
Financials - 1.5%
CBRE Services, Inc.
5.000%, 03/15/2023	525,000	528,938
6.625%, 10/15/2020	400,000	424,000
Crown Castle International Corp.
4.875%, 04/15/2022	2,475,000	2,555,438
5.250%, 01/15/2023	1,575,000	1,638,000
E*TRADE Financial Corp.
6.000%, 11/15/2017	4,650,000	4,859,250
6.375%, 11/15/2019	2,900,000	3,150,125
6.750%, 06/01/2016	5,025,000	5,445,844
Host Hotels & Resorts LP
5.875%, 06/15/2019	1,325,000	1,430,972
KFW
0.500%, 04/19/2016	4,762,000	4,768,167
Legg Mason, Inc.
5.500%, 05/21/2019	3,625,000	4,093,745
Regions Bank
7.500%, 05/15/2018	75,000	89,298
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	89,038

		29,072,815
Health Care - 0.3%
Baxter International, Inc.
0.406%, 12/11/2014 (P)	2,400,000	2,400,890
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	625,000	682,031
5.875%, 01/31/2022 (S)	350,000	379,750
Zoetis, Inc.
1.150%, 02/01/2016	695,000	700,213
1.875%, 02/01/2018	410,000	411,531

		4,574,415
Industrials - 2.1%
Actuant Corp.
5.625%, 06/15/2022	100,000	105,000
Burlington Northern Santa Fe LLC
3.750%, 04/01/2024	425,000	439,865
3.850%, 09/01/2023	4,250,000	4,466,644
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	1,595,000	1,601,910
1.250%, 11/06/2017	1,700,000	1,697,402
CNH Industrial Capital LLC
3.625%, 04/15/2018	2,375,000	2,434,375
3.875%, 11/01/2015	675,000	691,875
6.250%, 11/01/2016	1,250,000	1,365,625
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,394,958	1,597,227
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	320,276	373,121
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,716,160	1,782,661
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	390,912	426,094

36

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	$111,875	$123,622
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	835,000	809,950
International Lease Finance Corp.
2.183%, 06/15/2016 (P)	1,620,000	1,637,820
John Deere Capital Corp.
0.297%, 01/12/2015 (P)	4,250,000	4,251,071
0.330%, 10/08/2014 (P)	3,250,000	3,251,394
0.700%, 09/04/2015	2,335,000	2,344,186
PACCAR Financial Corp.
0.361%, 05/05/2015 (P)	1,005,000	1,006,199
0.495%, 02/08/2016 (P)	455,000	456,040
0.750%, 05/16/2016	825,000	828,449
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	1,000,000	1,130,000
United Airlines, Inc.
6.750%, 09/15/2015 (S)	170,000	172,210
United Technologies Corp.
0.727%, 06/01/2015 (P)	3,976,000	3,994,500
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	80,632	91,518
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	289,005	302,010
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	353,614	382,787
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	1,525,000	1,528,813
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	455,000	466,375
Xylem, Inc.
3.550%, 09/20/2016	400,000	421,820
4.875%, 10/01/2021	100,000	109,128

		40,289,691
Information Technology - 0.5%
NXP BV
3.750%, 06/01/2018 (S)	1,100,000	1,105,500
5.750%, 02/15/2021 to 03/15/2023 (S)	6,775,000	7,235,469
Xilinx, Inc.
3.000%, 03/15/2021	1,750,000	1,771,084

		10,112,053
Materials - 0.1%
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	550,000	796,591
Telecommunication Services - 2.4%
American Tower Corp.
3.500%, 01/31/2023	350,000	343,236
4.625%, 04/01/2015	170,000	175,572
5.000%, 02/15/2024	580,000	629,939
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)	2,950,000	2,935,250
7.250%, 04/01/2019 to 10/15/2020	8,850,000	9,541,688
7.500%, 04/01/2021	950,000	1,040,250
8.500%, 11/01/2019	1,450,000	1,546,063

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Matterhorn Mobile SA
5.393%, 05/15/2019 (P)(S)	$450,000	$507,538
6.750%, 05/15/2019 (S)	1,400,000	1,676,717
SBA Communications Corp.
5.625%, 10/01/2019	575,000	607,344
SBA Telecommunications, Inc.
5.750%, 07/15/2020	1,025,000	1,081,375
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	4,980,000	6,050,700
11.500%, 11/15/2021	330,000	448,800
Telesat Canada
6.000%, 05/15/2017 (S)	650,000	671,938
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	5,890,000	6,258,125
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	5,000,000	5,512,500
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	2,750,000	2,997,500
Verizon Communications, Inc.
0.435%, 03/06/2015 (P)(S)	4,200,000	4,201,600

		46,226,135
Utilities - 0.5%
AmeriGas Finance LLC
6.750%, 05/20/2020	125,000	136,250
7.000%, 05/20/2022	650,000	718,250
AmeriGas Partners LP
6.250%, 08/20/2019	300,000	320,625
CMS Energy Corp.
6.550%, 07/17/2017	745,000	854,902
8.750%, 06/15/2019	345,000	447,299
Duke Energy Corp.
0.610%, 04/03/2017 (P)	600,000	601,855
ITC Holdings Corp.
3.650%, 06/15/2024	575,000	573,883
NSTAR Electric Company
0.466%, 05/17/2016 (P)	1,800,000	1,797,710
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	1,025,000	1,107,969
7.500%, 10/01/2018	700,000	736,400
Xcel Energy, Inc.
0.750%, 05/09/2016	1,990,000	1,994,414

		9,289,557

TOTAL CORPORATE BONDS (Cost $303,244,737)		$312,180,185

CONVERTIBLE BONDS - 0.2%
Industrials - 0.2%
United Airlines, Inc. 4.500%, 01/15/2015	1,324,000	3,131,260

TOTAL CONVERTIBLE BONDS (Cost $1,752,158)		$3,131,260

TERM LOANS (M) - 5.6%
Consumer Discretionary - 0.8%
Cequel Communications LLC
3.500%, 02/14/2019	2,789,509	2,785,674
Charter Communications Operating LLC
3.000%, 07/01/2020	1,985,000	1,955,777
3.000%, 01/03/2021	811,383	799,438
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	2,437,500	2,427,682
Kasima LLC
3.250%, 05/17/2021	550,000	546,563

37

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Peninsula Gaming LLC
4.250%, 11/20/2017	$4,178,417	$4,182,282
Wendy’s International, Inc.
3.250%, 05/15/2019	3,076,750	3,083,134

		15,780,550
Consumer Staples - 1.6%
HJ Heinz Company
3.500%, 06/05/2020	26,648,625	26,775,073
Pinnacle Foods Finance LLC
3.250%, 04/29/2020	2,230,047	2,216,109
3.250%, 04/29/2020	995,000	988,781
Rite Aid Corp.
3.500%, 02/21/2020	500,000	499,063

		30,479,026
Energy - 0.1%
Terra-Gen Finance Company LLC
6.500%, 06/22/2017	1,112,688	1,118,251
Health Care - 0.1%
DaVita HealthCare Partners, Inc.
4.000%, 11/01/2019	1,678,750	1,682,047
HCA, Inc.
2.900%, 03/31/2017	796,000	796,711

		2,478,758
Telecommunication Services - 3.0%
Crown Castle Operating Company
3.000%, 01/31/2021	15,738,102	15,666,793
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	23,973,120	24,003,086
Telesat Canada
2.307%, 03/26/2019	3,712,500	3,416,164
3.500%, 03/28/2019	3,504,065	3,496,181
4.275%, 03/24/2017	763,125	700,276
UPC Financing Partnership
3.250%, 06/30/2021	8,950,000	8,875,420

		56,157,920
Utilities - 0.0%
Texas Competitive Electric Holdings
Company LLC TBD 05/05/2016 (T)	650,000	651,950

TOTAL TERM LOANS (Cost $106,931,452)		$106,666,455

ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2012-3,
Class A1 0.851%, 06/15/2017 (P)	$9,050,000	$9,087,259
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3 0.580%, 12/15/2016	1,724,557	1,726,219
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	1,685,076	1,686,977

TOTAL ASSET BACKED SECURITIES (Cost $12,459,553)		$12,500,455

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 5.6%
U.S. Government - 5.6%
U.S. Treasury Notes
2.500%, 08/15/2023	$35,375,000	$35,687,291
2.750%, 11/15/2023	68,900,000	70,843,187

		106,530,478

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $101,775,739)		$106,530,478

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 8.7%
Money Market Funds - 8.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	9,073,417	9,073,417
T. Rowe Price Reserve Investment
Fund, 0.0577% (Y)	157,784,440	157,784,440

		166,857,857

TOTAL SHORT-TERM INVESTMENTS (Cost $166,857,857)		$166,857,857

Total Investments (Capital Appreciation Value Fund)
(Cost $1,613,176,615) - 99.7%		$1,899,831,838
Other assets and liabilities, net - 0.3%		6,182,257

TOTAL NET ASSETS - 100.0%		$1,906,014,095

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 60.5%
U.S. Government - 31.5%
U.S. Treasury Bonds
2.750%, 11/15/2042	$1,348,000	$1,206,021
2.800%, 07/14/2044	560,000	578,615
2.870%, 07/25/2044	1,448,000	1,496,160
3.080%, 07/14/2044	1,119,000	1,164,090
3.125%, 02/15/2043	2,747,000	2,651,266
3.375%, 05/15/2044	356,000	359,321
3.625%, 08/15/2043 to 02/15/2044	8,031,000	8,502,532
3.750%, 11/15/2043	1,275,000	1,380,170
4.500%, 08/15/2039	147,000	179,782
U.S. Treasury Notes
0.375%, 02/29/2016 to 05/31/2016	49,476,982	49,500,857
0.625%, 10/15/2016 to 09/30/2017	18,882,000	18,791,068
0.750%, 03/15/2017	11,547,000	11,561,416
0.875%, 04/15/2017 to 05/15/2017	25,577,000	25,652,465
1.375%, 02/28/2019	13,234,000	13,171,941
1.500%, 05/31/2019	3,874,000	3,866,718
1.625%, 03/31/2019 to 04/30/2019	14,733,000	14,809,446
2.000%, 05/31/2021	3,639,000	3,624,768
2.500%, 05/15/2024	9,358,000	9,379,917
2.750%, 02/15/2024	3,798,000	3,896,791
3.125%, 04/30/2017	4,028,000	4,301,129

		176,074,473
U.S. Government Agency - 29.0%
Federal Home Loan Mortgage Corp.
2.500%, 03/01/2028	802,879	819,812
2.684%, 11/01/2042 (P)	576,569	585,344
2.709%, 07/01/2042 (P)	1,866,419	1,900,139
2.949%, 11/01/2043 (P)	948,453	970,032
2.951%, 01/01/2044 (P)	475,192	485,591
2.968%, 03/01/2044 (P)	3,313	3,433
2.972%, 05/01/2044 (P)	4,685	4,855
2.985%, 10/01/2043 (P)	645,148	660,831
3.033%, 11/01/2043 to 02/01/2044 (P)	1,361,495	1,406,773
3.086%, 04/01/2044 (P)	495,104	515,059
3.142%, 03/01/2044 (P)	258,201	269,092
3.168%, 02/01/2042 (P)	1,050,042	1,092,167
3.420%, 04/01/2044 (P)	311,000	323,115
3.500%, 03/01/2033 to 08/01/2043	7,653,092	7,871,176
4.000%, 03/01/2029 to 05/01/2034	2,496,678	2,675,639

38

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.500%, 09/01/2042	$554,763	$608,992
5.000%, 08/01/2039 to 08/01/2041	5,242,484	5,840,233
5.500%, 07/01/2038	1,700,240	1,909,380
6.000%, 03/01/2034 to 03/01/2036	569,418	645,567
Federal National Mortgage Association
2.500%, TBA (C)	2,500,000	2,509,919
2.500%, 11/01/2027 to 12/01/2027	5,289,500	5,397,487
2.526%, 02/01/2044 (P)	561,544	579,438
2.556%, 05/01/2043 (P)	387,189	390,797
2.760%, 07/25/2044	2,180,000	2,246,045
2.769%, 06/01/2042 (P)	1,989,499	2,036,360
2.781%, 01/01/2044 to 02/01/2044 (P)	1,505,866	1,559,906
2.853%, 12/01/2043 (P)	727,165	753,285
2.930%, 02/01/2044 (P)	922,885	956,918
2.934%, 04/01/2044 (P)	458,051	474,909
2.939%, 02/01/2044 to 03/01/2044 (P)	2,144,611	2,225,197
2.941%, 05/01/2042 (P)	2,365,415	2,439,966
2.964%, 03/01/2044 (P)	601,923	624,720
2.978%, 01/01/2044 (P)	355,196	364,175
3.000%, TBA (C)	11,200,000	11,140,787
3.000%, 12/01/2037 to 03/01/2043	9,090,005	8,949,310
3.002%, 05/01/2044 (P)	766,000	795,504
3.003%, 12/01/2043 (P)	846,521	879,886
3.005%, 12/01/2043 (P)	738,751	768,202
3.010%, 12/01/2043 (P)	643,752	669,708
3.090%, 06/25/2044	1,078,000	1,122,786
3.130%, 06/15/2044	201,000	209,829
3.220%, 07/24/2044	590,000	610,186
3.237%, 04/01/2044 (P)	3,161,094	3,272,186
3.500%, TBA (C)	1,000,000	1,032,575
3.500%, 07/01/2032 to 09/01/2042	7,273,170	7,498,587
4.000%, 05/01/2025 to 05/01/2034	19,493,973	20,924,602
4.500%, TBA (C)	6,700,000	7,205,262
4.500%, 05/01/2034	847,000	922,316
5.000%, 03/01/2041 to 09/01/2041	7,971,217	8,951,904
5.500%, 09/01/2034 to 04/01/2040	1,528,309	1,717,061
6.000%, 03/01/2034 to 07/01/2037	6,885,230	7,811,399
6.500%, 10/01/2036	66,939	75,428
Government National Mortgage Association
3.500%, TBA (C)	6,500,000	6,758,586
4.000%, TBA (C)	11,000,000	11,697,229
4.500%, TBA (C)	7,300,000	7,931,890

		162,091,575

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $336,674,399)		$338,166,048

FOREIGN GOVERNMENT
OBLIGATIONS - 1.8%
Canada - 0.1%
Province of Manitoba
3.050%, 05/14/2024	475,000	479,450
Japan - 0.5%
Japan Bank for International Cooperation
1.750%, 07/31/2018 to 05/29/2019	1,865,000	1,874,287
3.000%, 05/29/2024	470,000	471,449
3.375%, 07/31/2023	805,000	842,911

		3,188,647
Mexico - 0.3%
Government of Mexico
5.750%, 10/12/2110	1,712,000	1,831,697

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Poland - 0.2%
Republic of Poland
4.000%, 01/22/2024	$998,000	$1,042,767
Slovakia - 0.3%
Government of Slovakia
4.375%, 05/21/2022 (S)	1,420,000	1,521,742
Slovenia - 0.3%
Republic of Slovenia
5.250%, 02/18/2024 (S)	890,000	952,252
5.500%, 10/26/2022 (S)	520,000	569,872
5.850%, 05/10/2023 (S)	275,000	307,266

		1,829,390
Ukraine - 0.1%
Republic of Ukraine
1.844%, 05/16/2019	340,000	341,378

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $10,004,351)		$10,235,071

CORPORATE BONDS - 24.3%
Consumer Discretionary - 3.1%
Daimler Finance North America LLC
1.875%, 09/15/2014 to 01/11/2018 (S)	1,399,000	1,408,210
2.375%, 08/01/2018 (S)	820,000	837,509
DIRECTV Holdings LLC
3.800%, 03/15/2022	255,000	263,085
4.450%, 04/01/2024	1,025,000	1,088,364
5.150%, 03/15/2042	155,000	163,160
Ford Motor Company 4.750%, 01/15/2043	245,000	248,290
Ford Motor Credit Company LLC
4.375%, 08/06/2023	575,000	609,833
General Motors Company
3.500%, 10/02/2018 (S)	735,000	753,370
4.875%, 10/02/2023 (S)	480,000	502,796
Grupo Televisa SAB 5.000%, 05/13/2045	305,000	304,790
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	970,000	983,976
The Walt Disney Company
4.125%, 06/01/2044	355,000	350,234
Thomson Reuters Corp. 5.650%, 11/23/2043	135,000	148,357
Toyota Motor Credit Corp.
1.125%, 05/16/2017	1,260,000	1,263,253
2.100%, 01/17/2019	1,510,000	1,527,369
2.750%, 05/17/2021	790,000	799,212
Viacom, Inc. 5.250%, 04/01/2044	815,000	858,498
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (S)	1,765,000	1,766,239
2.125%, 05/23/2019 (S)	1,780,000	1,782,176
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	1,255,000	1,260,489
Yum! Brands, Inc. 5.350%, 11/01/2043	385,000	422,760

		17,341,970
Consumer Staples - 1.4%
Altria Group, Inc. 5.375%, 01/31/2044	410,000	444,672
Anheuser-Busch InBev Finance, Inc.
2.150%, 02/01/2019	915,000	925,589
3.700%, 02/01/2024	455,000	472,092
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	400,000	498,090
Diageo Capital PLC 1.125%, 04/29/2018	665,000	653,539
PepsiCo, Inc. 2.250%, 01/07/2019	990,000	1,008,386
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	807,000	929,653

39

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Tyson Foods, Inc. 4.500%, 06/15/2022	$610,000	$640,921
Wal-Mart Stores, Inc. 4.300%, 04/22/2044	325,000	328,561
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)	230,000	233,037
2.400%, 10/21/2018 (S)	330,000	336,511
2.900%, 10/21/2019 (S)	666,000	686,186
3.375%, 10/21/2020 (S)	685,000	713,185

		7,870,422
Energy - 3.4%
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	332,000	387,453
CNOOC Nexen Finance 2014 ULC
1.625%, 04/30/2017	1,370,000	1,380,468
4.250%, 04/30/2024	550,000	566,895
4.875%, 04/30/2044	285,000	291,836
Continental Resources, Inc.
4.500%, 04/15/2023	335,000	358,100
DCP Midstream Operating LP
2.700%, 04/01/2019	585,000	592,428
5.600%, 04/01/2044	453,000	499,790
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043	480,000	482,270
Ecopetrol SA
5.875%, 05/28/2045	360,000	370,798
7.375%, 09/18/2043	275,000	338,248
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	635,000	662,793
4.300%, 05/01/2024	630,000	638,299
Energy Transfer Partners LP
5.950%, 10/01/2043	250,000	278,464
EnLink Midstream Partners LP
2.700%, 04/01/2019	340,000	344,862
4.400%, 04/01/2024	310,000	325,228
Halliburton Company 2.000%, 08/01/2018	805,000	812,595
Kerr-McGee Corp. 6.950%, 07/01/2024	600,000	767,792
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	445,000	450,073
5.000%, 03/01/2043	250,000	248,691
5.500%, 03/01/2044	320,000	338,597
Murphy Oil Corp. 3.700%, 12/01/2022	480,000	476,086
ONEOK Partners LP
2.000%, 10/01/2017	490,000	495,269
3.200%, 09/15/2018	440,000	461,199
Petrobras Global Finance BV
3.000%, 01/15/2019	425,000	415,648
4.875%, 03/17/2020	605,000	618,913
6.250%, 03/17/2024	120,000	127,443
Petroleos Mexicanos
2.248%, 07/18/2018 (P)	290,000	301,236
5.500%, 06/27/2044	410,000	422,811
6.375%, 01/23/2045 (S)	595,000	684,991
Rowan Companies, Inc. 5.400%, 12/01/2042	320,000	319,806
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	175,000	183,311
Spectra Energy Partners LP
2.950%, 09/25/2018	330,000	342,652
Statoil ASA 2.900%, 11/08/2020	590,000	604,317
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024	300,000	309,695
5.300%, 04/01/2044	305,000	320,715
Talisman Energy, Inc. 3.750%, 02/01/2021	295,000	303,342
TC Pipelines LP 4.650%, 06/15/2021	181,000	192,648

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
TransCanada Pipelines, Ltd.
4.625%, 03/01/2034	$750,000	$793,852
Transocean, Inc. 6.375%, 12/15/2021	715,000	819,301
Western Gas Partners LP
5.375%, 06/01/2021	180,000	203,424
5.450%, 04/01/2044	160,000	173,044
Williams Partners LP 4.300%, 03/04/2024	520,000	539,563

		19,244,946
Financials - 8.1%
Abbey National Treasury Services PLC
4.000%, 03/13/2024	605,000	629,669
ACE INA Holdings, Inc.
3.350%, 05/15/2024	895,000	900,796
American Express Credit Corp.
1.750%, 06/12/2015	1,353,000	1,371,995
American International Group, Inc.
6.400%, 12/15/2020	395,000	478,569
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2058	165,000	223,162
Assurant, Inc.
2.500%, 03/15/2018	640,000	646,478
Australia & New Zealand Banking Group, Ltd.
4.500%, 03/19/2024 (S)	675,000	688,188
AvalonBay Communities, Inc.
3.625%, 10/01/2020	205,000	215,924
Bank of America Corp.
1.500%, 10/09/2015	2,144,000	2,166,237
4.125%, 01/22/2024	1,400,000	1,442,842
5.000%, 01/21/2044	355,000	375,796
6.000%, 09/01/2017	730,000	828,677
Barclays Bank PLC
3.750%, 05/15/2024	420,000	424,407
Berkshire Hathaway Energy Company
5.150%, 11/15/2043	225,000	251,334
Boston Properties LP
3.125%, 09/01/2023	325,000	316,358
3.800%, 02/01/2024	155,000	157,910
BPCE SA
4.000%, 04/15/2024	275,000	278,442
5.700%, 10/22/2023 (S)	360,000	389,270
Caixa Economica Federal
4.250%, 05/13/2019 (S)	485,000	484,393
Citigroup, Inc.
1.350%, 03/10/2017	1,020,000	1,020,110
1.700%, 07/25/2016	735,000	744,238
2.550%, 04/08/2019	910,000	919,153
2.650%, 03/02/2015	427,000	433,572
Corporate Office Properties LP
3.700%, 06/15/2021	315,000	316,074
Credit Suisse New York
1.375%, 05/26/2017	1,070,000	1,071,532
2.300%, 05/28/2019	1,560,000	1,565,935
DDR Corp.
3.375%, 05/15/2023	735,000	718,951
4.625%, 07/15/2022	775,000	833,206
Deutsche Bank AG
3.700%, 05/30/2024	775,000	778,007
Farmers Exchange Capital II
6.151%, 11/01/2053 (S)	370,000	414,400
Federal Realty Investment Trust
3.000%, 08/01/2022	610,000	604,607
3.950%, 01/15/2024	345,000	359,450

40

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Five Corners Funding Trust
4.419%, 11/15/2023 (S)	$1,400,000	$1,480,389
General Electric Capital Corp.
5.875%, 01/14/2038	710,000	849,399
HSBC Holdings PLC
4.250%, 03/14/2024	580,000	596,663
5.250%, 03/14/2044	470,000	496,039
HSBC USA, Inc.
2.375%, 02/13/2015	845,000	856,900
ING Bank NV
5.800%, 09/25/2023 (S)	555,000	619,928
Inter-American Development Bank
3.875%, 10/28/2041	583,000	587,238
4.375%, 01/24/2044	205,000	224,341
Intesa Sanpaolo SpA
2.375%, 01/13/2017	800,000	811,339
JPMorgan Chase & Company
3.625%, 05/13/2024	890,000	895,295
4.850%, 02/01/2044	405,000	423,689
Kimco Realty Corp.
3.200%, 05/01/2021	335,000	337,338
Lazard Group LLC
4.250%, 11/14/2020	635,000	665,657
6.850%, 06/15/2017	1,275,000	1,452,886
Liberty Mutual Group, Inc.
6.500%, 05/01/2042 (S)	367,000	461,428
Markel Corp.
3.625%, 03/30/2023	270,000	270,025
4.900%, 07/01/2022	380,000	417,882
MetLife, Inc.
3.600%, 04/10/2024	260,000	264,679
Mid-America Apartments LP
4.300%, 10/15/2023	490,000	509,748
Morgan Stanley
3.875%, 04/29/2024	1,180,000	1,191,758
5.375%, 10/15/2015	665,000	706,797
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	1,146,000	1,242,145
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (S)	2,400,000	2,413,294
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	955,000	954,381
Standard Chartered PLC
5.700%, 03/26/2044 (S)	395,000	419,323
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)	605,000	626,777
Tanger Properties LP
3.875%, 12/01/2023	330,000	337,788
The Goldman Sachs Group, Inc.
2.625%, 01/31/2019	1,060,000	1,074,224
4.000%, 03/03/2024	620,000	630,335
6.250%, 02/01/2041	260,000	319,771
6.750%, 10/01/2037	269,000	322,305
WR Berkley Corp.
4.625%, 03/15/2022	330,000	353,378
XLIT, Ltd.
5.250%, 12/15/2043	325,000	360,384

		45,223,205
Health Care - 2.1%
Amgen, Inc.
1.250%, 05/22/2017	1,255,000	1,254,785
3.625%, 05/22/2024	470,000	473,912
5.375%, 05/15/2043	445,000	493,784

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Boston Scientific Corp. 4.125%, 10/01/2023	$355,000	$370,202
Celgene Corp.
2.250%, 05/15/2019	630,000	632,967
3.625%, 05/15/2024	475,000	478,166
4.625%, 05/15/2044	320,000	318,491
5.250%, 08/15/2043	440,000	480,851
Express Scripts Holding Company
2.100%, 02/12/2015	890,000	899,773
McKesson Corp. 3.796%, 03/15/2024	530,000	541,605
Mylan, Inc. 5.400%, 11/29/2043	195,000	210,506
Perrigo Company PLC
2.300%, 11/08/2018 (S)	555,000	556,880
4.000%, 11/15/2023 (S)	265,000	270,254
Pfizer, Inc. 3.000%, 06/15/2023	415,000	411,966
Quest Diagnostics, Inc. 4.250%, 04/01/2024	685,000	702,698
St. Jude Medical, Inc. 3.250%, 04/15/2023	750,000	745,789
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	395,000	406,054
Thermo Fisher Scientific Inc
3.600%, 08/15/2021	305,000	317,894
Thermo Fisher Scientific, Inc.
1.300%, 02/01/2017	740,000	742,390
WellPoint, Inc.
3.125%, 05/15/2022	778,000	779,717
3.300%, 01/15/2023	150,000	149,399
5.100%, 01/15/2044	230,000	249,893

		11,487,976
Industrials - 0.6%
ERAC USA Finance LLC
3.850%, 11/15/2024 (S)	430,000	434,222
5.625%, 03/15/2042 (S)	699,000	791,087
L-3 Communications Corp.
3.950%, 05/28/2024	495,000	502,204
Northrop Grumman Corp.
3.250%, 08/01/2023	830,000	821,959
4.750%, 06/01/2043	630,000	662,277
Weatherford International, Ltd.
5.950%, 04/15/2042	380,000	425,264

		3,637,013
Information Technology - 1.4%
Apple, Inc.
2.850%, 05/06/2021	1,365,000	1,382,310
3.450%, 05/06/2024	845,000	857,545
4.450%, 05/06/2044	455,000	463,002
Cisco Systems, Inc. 3.625%, 03/04/2024	905,000	929,064
Google, Inc. 3.375%, 02/25/2024	685,000	702,815
IBM Corp. 3.625%, 02/12/2024	735,000	754,440
Juniper Networks, Inc. 4.500%, 03/15/2024	175,000	183,258
MasterCard, Inc. 3.375%, 04/01/2024	850,000	863,627
Oracle Corp. 3.625%, 07/15/2023	470,000	486,294
Tencent Holdings, Ltd.
2.000%, 05/02/2017 (S)	520,000	524,190
3.375%, 05/02/2019 (S)	850,000	871,120

		8,017,665
Materials - 0.5%
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	555,000	607,173
LYB International Finance BV
4.875%, 03/15/2044	385,000	402,403
5.250%, 07/15/2043	205,000	225,044
Nucor Corp. 4.000%, 08/01/2023	300,000	309,912

41

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
The Mosaic Company
5.450%, 11/15/2033	$190,000	$211,528
5.625%, 11/15/2043	235,000	264,825
Vale Overseas, Ltd. 8.250%, 01/17/2034	155,000	193,537
Xstrata Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	425,000	430,676

		2,645,098
Telecommunication Services - 1.9%
America Movil SAB de CV
3.125%, 07/16/2022	1,085,000	1,070,539
American Tower Corp.
3.500%, 01/31/2023	531,000	520,731
4.500%, 01/15/2018	565,000	615,665
5.050%, 09/01/2020	422,000	458,636
AT&T, Inc.
3.900%, 03/11/2024	1,470,000	1,524,001
4.300%, 12/15/2042	295,000	281,272
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (S)	330,000	347,303
Telefonica Chile SA 3.875%, 10/12/2022 (S)	565,000	552,017
Verizon Communications, Inc.
2.550%, 06/17/2019	515,000	524,804
3.450%, 03/15/2021	305,000	315,853
4.500%, 09/15/2020	385,000	425,263
5.050%, 03/15/2034	575,000	614,987
5.150%, 09/15/2023	1,510,000	1,697,839
6.400%, 09/15/2033	1,101,000	1,351,799
6.550%, 09/15/2043	155,000	196,411

		10,497,120
Utilities - 1.8%
American Electric Power Company, Inc.
1.650%, 12/15/2017	790,000	794,714
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	310,000	328,761
Connecticut Light & Power Company
4.300%, 04/15/2044	275,000	282,771
Consolidated Edison Company of New
York, Inc. 4.450%, 03/15/2044	490,000	503,565
Dominion Resources, Inc. 8.875%, 01/15/2019	685,000	880,748
Duke Energy Corp. 3.750%, 04/15/2024	605,000	624,988
Duke Energy Ohio, Inc. 3.800%, 09/01/2023	320,000	339,100
Electricite de France 6.000%, 01/22/2114 (S)	500,000	559,962
MidAmerican Energy Company
4.800%, 09/15/2043	40,000	44,201
Pacific Gas & Electric Company
3.250%, 06/15/2023	300,000	300,384
4.750%, 02/15/2044	220,000	234,039
PacifiCorp 3.600%, 04/01/2024	850,000	881,097
Potomac Electric Power Company
3.600%, 03/15/2024	610,000	632,239
PPL Capital Funding, Inc.
3.950%, 03/15/2024	340,000	354,185
5.000%, 03/15/2044	95,000	102,018
Public Service Electric & Gas Company
4.000%, 06/01/2044	1,275,000	1,247,904
Puget Energy, Inc. 6.000%, 09/01/2021	880,000	1,039,761
Southwestern Electric Power Company
3.550%, 02/15/2022	255,000	262,206
State Grid Overseas Investment 2014, Ltd.
2.750%, 05/07/2019 (S)	745,000	752,226

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Virginia Electric and Power Company
4.450%, 02/15/2044	$145,000	$151,253

		10,316,122

TOTAL CORPORATE BONDS (Cost $131,941,098)		$136,281,537

MUNICIPAL BONDS - 1.0%
County of Clark (Nevada) 6.820%, 07/01/2045	580,000	786,879
Los Angeles Community College District
(California) 6.750%, 08/01/2049	555,000	784,676
New Jersey State Turnpike Authority
7.102%, 01/01/2041	718,000	999,524
North Texas Tollway Authority
6.718%, 01/01/2049	640,000	880,465
Port Authority of New York & New Jersey
(New York) 4.458%, 10/01/2062	750,000	750,999
State of California 7.600%, 11/01/2040	485,000	717,854
State of Illinois, GO
5.365%, 03/01/2017	335,000	368,101
5.877%, 03/01/2019	280,000	317,048
The Ohio State University 4.800%, 06/01/2111	219,000	224,441

TOTAL MUNICIPAL BONDS (Cost $4,931,174)		$5,829,987

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.7%
Commercial & Residential - 5.7%
Bear Stearns Commercial Mortgage
Securities Trust, Series 2005-PWR7,
Class A2 4.945%, 02/11/2041	9,644	9,632
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	925,000	1,040,925
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class AAB
3.552%, 03/10/2047	412,000	429,742
COMM Mortgage Trust
Series 2013-CR9, Class A1,
1.344%, 07/10/2045	591,205	594,998
Series 2012-LC4, Class A3,
3.069%, 12/10/2044	364,000	377,718
Series 2014-LC15, Class ASB,
3.528%, 04/10/2047	611,000	637,115
Series 2013-CR12, Class ASB,
3.623%, 10/10/2046	752,000	788,994
Series 2013-CR9, Class ASB,
3.834%, 07/10/2045	616,000	656,238
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	477,000	518,494
Commercial Mortgage Pass
Through Certificates
Series 2013-CR6, Class A4,
3.101%, 03/10/2046	857,000	851,676
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	304,000	322,054
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-C5, Class A4
4.829%, 11/15/2037	155,697	157,188
CS First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	411,206	424,366
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	529,866	552,993

42

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
DBUBS Mortgage Trust (continued)
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	$877,000	$968,706
DDR I Depositor LLC Trust,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	911,262	920,344
Greenwich Capital Commercial
Funding Corp., Series 2005-GG5, Class A5
5.224%, 04/10/2037 (P)	376,000	391,387
GS Mortgage Securities Corp. II
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	361,000	378,931
Series 2014-GC20, Class AAB,
3.672%, 04/10/2047	1,223,000	1,285,165
Series 2013-GC16, Class AAB,
3.813%, 11/10/2046	975,000	1,034,553
Series 2013-GC16, Class A3,
4.244%, 11/10/2046	283,000	305,046
Series 2005-GG4, Class A4A,
4.751%, 07/10/2039	319,345	326,324
Series 2007-GG10, Class A4,
5.803%, 08/10/2045 (P)	563,152	625,864
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,999,723	2,269,481
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	592,000	587,374
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	312,724	327,871
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	1,577,000	1,697,508
Series 2011-C4, Class A4,
4.388%, 07/15/2046 (S)	675,000	739,804
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	190,170	190,264
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	73,777	74,353
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	308,316	324,857
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class A3
4.388%, 02/15/2046 (S)	1,671,000	1,826,355
LB-UBS Commercial Mortgage Trust,
Series 2004-C8, Class A6
4.799%, 12/15/2029 (P)	40,886	41,264
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5, Class A4
5.378%, 08/12/2048	994,525	1,076,254
ML-CFC Commercial Mortgage Trust,
Series 2007-7, Class A4
5.743%, 06/12/2050 (P)	794,000	879,426
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	1,110,763	1,119,425
Series 2012-C6, Class A3,
2.506%, 11/15/2045	905,000	902,812
Series 2012-C5, Class A4,
3.176%, 08/15/2045	252,000	254,313
Series 2014-C15, Class ASB,
3.654%, 04/15/2047	367,000	383,387

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust (continued)
Series 2013-C10, Class A3,
3.967%, 07/15/2046 (P)	$736,000	$780,920
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	1,177,000	1,233,627
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	164,998	165,018
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	959,000	948,493
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A3,
2.728%, 08/10/2049	669,000	674,754
Series 2013-C6, Class ASB,
2.788%, 04/10/2046	750,000	755,055
Series 2013-C5, Class A4,
3.185%, 03/10/2046	202,000	201,710
Series 2012-C2, Class A4,
3.525%, 05/10/2063	847,000	871,758

		31,924,536
U.S. Government Agency - 3.0%
Federal Home Loan Mortgage Corp.
Series 2013-121, Class LB,
3.000%, 12/25/2043	2,205,171	2,269,798
Series 3664, Class DA,
4.000%, 11/15/2037	553,263	591,507
Series 3876, Class NB,
5.000%, 08/15/2038	881,787	965,057
Series 3645, Class KP,
5.000%, 02/15/2040	1,214,886	1,334,973
Series 3622, Class WA,
5.500%, 09/15/2039	112,433	125,166
Series T-48, Class 1A,
5.776%, 07/25/2033 (P)	18,804	21,471
Series 2980, Class QA,
6.000%, 05/15/2035	155,923	175,003
Series 3529, Class AG,
6.500%, 04/15/2039	1,105,607	1,231,178
Series T-57, Class 1A2,
7.000%, 07/25/2043	198,511	229,977
Series T-57, Class 1A3,
7.500%, 07/25/2043	181,828	218,111
Series T-59, Class 1A3,
7.500%, 10/25/2043	254,579	303,743
Series T-60, Class 1A3,
7.500%, 03/25/2044	263,145	315,619
Federal National Mortgage Association
Series 2012-130, Class DC,
3.000%, 12/25/2042	6,606,457	6,445,440
Series 2012-134, Class LC,
3.000%, 12/25/2042	611,450	603,453
Series 2009-20, Class DT,
4.500%, 04/25/2039	648,334	697,035
Series 2005-5, Class PA,
5.000%, 01/25/2035	21,654	23,521
Series 2013-9, Class CB,
5.500%, 04/25/2042	56,624	63,402
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	341,000	372,207
Series 2002-95, Class DB,
6.000%, 01/25/2033	787,086	892,365

43

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2006-56, Class CA,
6.000%, 07/25/2036	$10,946	$12,089
Series 2002-33, Class A2,
7.500%, 06/25/2032	214,684	253,352

		17,144,467

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $49,285,228)		$49,069,003

ASSET BACKED SECURITIES - 13.1%
Ally Auto Receivables Trust
Series 2012-2, Class A3,
0.740%, 04/15/2016	580,514	581,288
Series 2013-1, Class A4,
0.840%, 02/15/2018	487,000	486,542
Series 2012-1, Class A3,
0.930%, 02/16/2016	125,285	125,491
Series 2011-5, Class A4,
1.320%, 07/15/2016	373,000	374,933
Series 2010-5, Class A4,
1.750%, 03/15/2016	788,679	791,725
Series 2011-1, Class A4,
2.230%, 03/15/2016	903,696	907,951
Ally Master Owner Trust
Series 2014-2, Class A,
0.521%, 01/16/2018 (P)	938,988	938,988
Series 2011-4, Class A1,
0.951%, 09/15/2016 (P)	708,000	708,843
Series 2012-5, Class A,
1.540%, 09/15/2019	122,000	122,198
American Express Credit
Account Master Trust
Series 2014-1, Class A,
0.521%, 12/15/2021 (P)	1,478,000	1,478,047
Series 2013-2, Class A,
0.571%, 05/17/2021 (P)	619,000	620,685
American Express Issuance Trust II
Series 2013-1, Class A,
0.431%, 02/15/2019 (P)	721,000	719,615
Series 2013-2, Class A,
0.581%, 08/15/2019 (P)	1,101,000	1,105,741
AmeriCredit Automobile Receivables Trust,
Series 2013-2, Class A2
0.530%, 11/08/2016	161,935	161,985
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A
1.920%, 09/20/2019 (S)	916,000	914,765
BA Credit Card Trust, Series 2014-A2,
Class A 0.421%, 09/16/2019 (P)	3,046,988	3,046,988
Capital Auto Receivables Asset Trust
Series 2014-2, Class A1,
0.449%, 06/20/2016 (P)	1,159,000	1,159,154
Series 2013-1, Class A3,
0.790%, 06/20/2017	1,734,000	1,738,044
Series 2013-2, Class A2,
0.920%, 09/20/2016	1,031,000	1,034,376
Series 2013-3, Class A2,
1.040%, 11/21/2016	461,000	463,411
Series 2013-4, Class A3,
1.090%, 03/20/2018	751,000	752,526

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Capital Auto Receivables
Asset Trust (continued)
Series 2014-2, Class A3,
1.260%, 05/21/2018	$1,067,000	$1,069,438
Series 2014-1, Class A3,
1.320%, 06/20/2018	705,000	708,498
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,022,000	1,027,469
Series 2013-2, Class A4,
1.560%, 07/20/2018	549,000	555,098
Series 2014-2, Class A4,
1.620%, 10/22/2018	305,000	306,335
Series 2013-3, Class A4,
1.680%, 04/20/2018	298,000	301,816
Series 2014-1, Class A4,
1.690%, 10/22/2018	607,000	611,670
Chase Issuance Trust
Series 2013-A2, Class A2,
0.251%, 02/15/2017 (P)	403,000	402,901
Series 2014-A3, Class A3,
0.351%, 05/15/2018 (P)	1,214,000	1,215,675
Series 2012-A8, Class A8,
0.540%, 10/16/2017	398,000	398,406
Series 2013-A9, Class A,
0.571%, 11/16/2020 (P)	1,041,000	1,043,317
Series 2013-A7, Class A,
0.581%, 09/15/2020 (P)	575,000	576,477
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1,
0.550%, 10/10/2017	338,000	338,249
Series 2013-A7, Class A7,
0.580%, 09/10/2020 (P)	4,042,000	4,057,602
Discover Card Execution Note Trust
Series 2014-A1, Class A1,
0.581%, 07/15/2021 (P)	1,395,000	1,399,519
Series 2013-A5, Class A5,
1.040%, 04/15/2019	200,000	200,854
Ford Credit Auto Owner Trust, Series 2014-1,
Class A 2.260%, 11/15/2025 (S)	1,936,000	1,959,084
Ford Credit Floorplan Master Owner Trust,
Series 2012-2, Class A 1.920%, 01/15/2019	1,157,000	1,182,012
Ford Credit Floorplan Master Owner Trust A,
Series 2014-1, Class A1
1.200%, 02/15/2019	854,000	854,442
Honda Auto Receivables Owner Trust
Series 2012-4, Class A3,
0.520%, 08/18/2016	970,000	971,193
Series 2013-2, Class A3,
0.530%, 02/16/2017	669,000	669,845
Hyundai Auto Receivables Trust,
Series 2014-B, Class A2
0.440%, 02/15/2017	1,219,000	1,218,931
MMCA Auto Owner Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	184,422	185,673
Navient Student Loan Trust, Series 2014-1,
Class A2 0.458%, 03/27/2023 (P)	445,989	445,989
Nelnet Student Loan Trust
Series 2007-1, Class A1,
0.237%, 11/27/2018 (P)	248,707	248,242
Series 2006-2, Class A4,
0.309%, 10/26/2026 (P)	1,723,991	1,719,822
Series 2006-1, Class A4,
0.317%, 11/23/2022 (P)	424,631	423,744

44

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2004-3, Class A5,
0.409%, 10/27/2036 (P)	$947,042	$931,040
Series 2007-2A, Class A3L,
0.583%, 03/25/2026 (P)(S)	1,390,000	1,377,150
Series 2014-3A, Class A,
0.764%, 06/25/2041 (P)(S)	1,682,000	1,683,184
Series 2010-4, Class A,
0.950%, 04/25/2046 (P)(S)	514,220	520,411
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A2,
0.420%, 11/15/2016	358,000	358,094
Series 2013-A, Class A3,
0.500%, 05/15/2017	2,106,000	2,107,814
Santander Drive Auto Receivables Trust
Series 2013-3, Class A2,
0.550%, 09/15/2016	833,241	833,549
Series 2012-6, Class A3,
0.620%, 07/15/2016	276,425	276,493
Series 2012-5, Class A3,
0.830%, 12/15/2016	265,126	265,401
SLC Student Loan Trust, Series 2007-2,
Class A2 0.624%, 05/15/2028 (P)	401,409	401,564
SLM Student Loan Trust
Series 2005-5, Class A3,
0.329%, 04/25/2025 (P)	132,743	132,244
Series 2006-5, Class A5,
0.339%, 01/25/2027 (P)	2,204,000	2,179,358
Series 2005-9, Class A5,
0.349%, 01/27/2025 (P)	1,100,000	1,095,523
Series 2007-2, Class B,
0.399%, 07/25/2025 (P)	388,000	342,124
Series 2013-3, Class A2,
0.450%, 05/26/2020 (P)	641,000	641,145
Series 2014-1, Class A2,
0.532%, 07/26/2021 (P)	453,000	454,151
Series 2010-1, Class A,
0.550%, 03/25/2025 (P)	1,037,418	1,038,393
Series 2013-5, Class A2,
0.552%, 10/26/2020 (P)	502,000	503,322
Series 2013-6, Class A2,
0.650%, 02/25/2021 (P)	272,000	273,484
Series 2014-A, Class A1,
0.751%, 07/15/2022 (P)(S)	1,326,879	1,329,964
Series 2013-6, Class A3,
0.802%, 06/26/2028 (P)	922,000	926,785
Series 2012-E, Class A1,
0.901%, 10/16/2023 (P)(S)	1,091,649	1,096,333
Series 2013-C, Class A1,
1.001%, 02/15/2022 (P)(S)	914,932	919,850
Series 2012-6, Class B,
1.150%, 04/27/2043 (P)	720,000	676,340
Series 2012-C, Class A1,
1.251%, 08/15/2023 (P)(S)	610,859	615,617
Series 2005-6, Class A5B,
1.429%, 07/27/2026 (P)	547,377	556,178
Series 2008-5, Class A3,
1.529%, 01/25/2018 (P)	381,590	384,592
Series 2012-A, Class A1,
1.551%, 08/15/2025 (P)(S)	1,049,473	1,063,734
Series 2013-3, Class B,
1.650%, 09/25/2043 (P)	366,000	357,243
Series 2013-2, Class B,
1.651%, 06/25/2043 (P)	119,000	116,181

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	$1,621,000	$1,595,994
Series 2012-E, Class A2B,
1.901%, 06/15/2045 (P)(S)	1,428,000	1,469,858
Series 2013-1, Class B,
1.950%, 11/25/2043 (P)	185,000	185,119
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	489,000	495,095
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	281,000	288,910
SMS Student Loan Trust
Series 2000-A, Class A2,
0.418%, 10/28/2028 (P)	444,782	442,206
Series 2000-B, Class A2,
0.428%, 04/28/2029 (P)	417,457	417,171
Trade Maps 1, Ltd., Series 2013-1A, Class A
0.850%, 12/10/2018 (P)(S)	1,586,000	1,591,444
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%, 07/20/2015	88,599	88,595
World Financial Network Credit Card
Master Trust, Series 2014-A, Class A
0.531%, 12/15/2019 (P)	1,029,000	1,030,416

TOTAL ASSET BACKED SECURITIES (Cost $73,142,365)		$73,387,666

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	23,534	234,515

TOTAL SECURITIES LENDING
COLLATERAL (Cost $234,513)		$234,515

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
State Street Institutional Liquid Reserves
Fund, 0.0688% (Y)	10,528,374	10,528,374

TOTAL SHORT-TERM INVESTMENTS (Cost $10,528,374)		$10,528,374

Total Investments (Core Bond Fund)
(Cost $613,225,087) - 111.2%		$620,197,701
Other assets and liabilities, net - (11.2%)		(62,244,742)

TOTAL NET ASSETS - 100.0%		$557,952,959

SALE COMMITMENTS OUTSTANDING - (0.6)%

U.S. GOVERNMENT AGENCY - (0.6)%
Federal National Mortgage Association
2.500%, TBA (C)	(2,500,000)	(2,509,922)
Federal National Mortgage Association
3.500%, TBA (C)	(1,000,000)	(1,032,578)

TOTAL U.S. GOVERNMENT AGENCY (Cost $(3,524,415))		$(3,542,500)

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.2%
Consumer Discretionary - 10.3%
Auto Components - 0.6%
Johnson Controls, Inc.	241,600	$11,683,776

45

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 1.1%
Ford Motor Company	602,000	$9,896,880
General Motors Company	292,439	10,112,541

		20,009,421
Distributors - 0.6%
Genuine Parts Company	118,150	10,199,890
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	392,600	15,715,778
Household Durables - 0.1%
Whirlpool Corp.	11,600	1,665,180
Leisure Products - 1.0%
Mattel, Inc.	471,800	18,319,994
Media - 3.5%
Cablevision Systems Corp., Class A (L)	445,900	7,861,217
Comcast Corp., Class A	165,300	8,628,660
Pearson PLC	256,892	5,045,254
The Madison Square Garden, Inc., Class A (I)	126,525	6,939,896
The New York Times Company, Class A	408,200	6,065,852
The Walt Disney Company	127,200	10,686,072
Time Warner, Inc.	272,066	18,998,369

		64,225,320
Multiline Retail - 1.7%
Kohl’s Corp.	334,100	18,188,404
Macy’s, Inc.	224,100	13,421,349

		31,609,753
Specialty Retail - 0.6%
Staples, Inc.	797,800	8,975,250
Tiffany & Company	12,400	1,232,684

		10,207,934
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	90,600	3,688,326

		187,325,372
Consumer Staples - 4.7%
Beverages - 0.9%
PepsiCo, Inc.	180,900	15,978,897
Food Products - 2.4%
Archer-Daniels-Midland Company	450,000	20,223,000
Campbell Soup Company (L)	358,300	16,445,970
McCormick & Company, Inc.	99,500	7,194,845

		43,863,815
Household Products - 0.9%
The Clorox Company (L)	194,800	17,457,976
Personal Products - 0.5%
Avon Products, Inc.	612,000	8,745,480

		86,046,168
Energy - 15.0%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc. (L)	211,600	10,804,296
Schlumberger, Ltd.	182,800	19,018,512

		29,822,808
Oil, Gas & Consumable Fuels - 13.4%
Anadarko Petroleum Corp.	192,100	19,759,406
Apache Corp.	362,400	33,782,928
BP PLC, ADR	196,592	9,918,066
Chevron Corp.	324,060	39,791,327
ConocoPhillips	100,100	8,001,994

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc.	330,700	$14,607,019
Eni SpA	144,623	3,683,299
Exxon Mobil Corp.	336,024	33,780,493
Hess Corp.	241,600	22,058,080
Murphy Oil Corp.	296,900	18,309,823
Petroleo Brasileiro SA, ADR	694,600	9,793,860
Royal Dutch Shell PLC, ADR	351,500	27,627,900
Talisman Energy, Inc.	330,700	3,412,824

		244,527,019

		274,349,827
Financials - 18.0%
Banks - 10.5%
Bank of America Corp.	1,763,622	26,701,237
JPMorgan Chase & Company	787,814	43,778,824
Regions Financial Corp.	662,000	6,745,780
SunTrust Banks, Inc.	460,000	17,627,200
The PNC Financial Services Group, Inc.	302,000	25,751,540
U.S. Bancorp	739,400	31,195,286
Wells Fargo & Company	804,500	40,852,510

		192,652,377
Capital Markets - 1.7%
Legg Mason, Inc. (L)	303,600	14,827,824
Northern Trust Corp.	271,000	16,368,400
The Bank of New York Mellon Corp.	10,600	366,336

		31,562,560
Consumer Finance - 1.1%
American Express Company	210,600	19,269,900
Insurance - 3.5%
Loews Corp.	120,300	5,188,539
Marsh & McLennan Companies, Inc.	460,400	23,144,308
Sun Life Financial, Inc. (L)	199,300	6,746,305
The Allstate Corp.	256,800	14,961,168
The Chubb Corp.	88,200	8,172,612
Willis Group Holdings PLC	119,800	5,024,412

		63,237,344
Real Estate Investment Trusts - 1.2%
Digital Realty Trust, Inc.	136,000	7,820,000
Weyerhaeuser Company	443,013	13,919,468

		21,739,468

		328,461,649
Health Care - 6.1%
Health Care Providers & Services - 0.6%
Quest Diagnostics, Inc.	181,200	10,852,068
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Company	354,200	17,617,908
GlaxoSmithKline PLC	344,781	9,252,698
Johnson & Johnson	279,800	28,388,508
Merck & Company, Inc.	400,200	23,155,572
Pfizer, Inc.	742,088	21,988,067

		100,402,753

		111,254,821
Industrials - 14.6%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	251,600	23,436,540
The Boeing Company	150,000	20,287,500

		43,724,040

46

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	189,200	$19,654,096
Airlines - 0.9%
United Continental Holdings, Inc. (I)	377,700	16,758,549
Building Products - 0.9%
Masco Corp.	434,300	9,250,590
USG Corp. (I)(L)	236,500	7,090,270

		16,340,860
Commercial Services & Supplies - 0.0%
Iron Mountain, Inc.	13,500	420,390
Electrical Equipment - 1.6%
Eaton Corp. PLC	132,626	9,773,210
Emerson Electric Company	307,200	20,499,456

		30,272,666
Industrial Conglomerates - 2.8%
General Electric Company	1,889,600	50,622,382
Machinery - 4.1%
Deere & Company	119,800	10,922,166
Illinois Tool Works, Inc.	301,200	26,068,860
Joy Global, Inc. (L)	196,600	11,235,690
Stanley Black & Decker, Inc.	163,100	14,254,940
Xylem, Inc.	313,300	11,686,090

		74,167,746
Road & Rail - 0.8%
Norfolk Southern Corp.	151,000	15,213,250

		267,173,979
Information Technology - 9.7%
Communications Equipment - 2.1%
Cisco Systems, Inc.	636,100	15,660,782
Harris Corp.	247,000	19,080,750
QUALCOMM, Inc.	60,400	4,859,180

		39,600,712
Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	845,800	18,015,540
IT Services - 0.9%
Computer Sciences Corp.	167,800	10,552,942
The Western Union Company	360,800	5,834,136

		16,387,078
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	249,000	13,042,620
Applied Materials, Inc.	758,400	15,312,096
Texas Instruments, Inc.	288,200	13,539,636

		41,894,352
Software - 1.4%
CA, Inc.	150,300	4,312,107
Microsoft Corp.	507,500	20,777,050

		25,089,157
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	36,200	22,914,600
Dell, Inc.	1,010,600	13,895,750

		36,810,350

		177,797,189
Materials - 4.8%
Chemicals - 1.1%
E.I. du Pont de Nemours & Company	158,400	10,978,704

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Potash Corp. of Saskatchewan, Inc.	224,700	$8,161,104

		19,139,808
Construction Materials - 0.7%
Vulcan Materials Company	212,800	12,974,416
Containers & Packaging - 0.5%
MeadWestvaco Corp.	240,400	9,755,432
Metals & Mining - 1.2%
Newmont Mining Corp.	317,100	7,258,419
Nucor Corp.	302,500	15,315,575

		22,573,994
Paper & Forest Products - 1.3%
International Paper Company	485,525	23,125,556

		87,569,206
Telecommunication Services - 3.5%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	740,773	26,275,218
CenturyLink, Inc.	262,098	9,873,232
Telefonica SA	349,685	5,871,126
Verizon Communications, Inc.	368,877	18,429,752

		60,449,328
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	1,058,256	3,710,293

		64,159,621
Utilities - 5.5%
Electric Utilities - 4.0%
Duke Energy Corp.	282,736	20,096,875
Entergy Corp.	238,800	18,010,296
Exelon Corp.	421,800	15,534,894
FirstEnergy Corp.	246,375	8,332,403
Xcel Energy, Inc.	354,200	10,895,192

		72,869,660
Independent Power and Renewable Electricity
Producers - 0.3%
AES Corp.	466,000	6,570,600
Multi-Utilities - 1.2%
NiSource, Inc.	587,000	21,936,190

		101,376,450

TOTAL COMMON STOCKS (Cost $1,172,966,858)		$1,685,514,282

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
Weyerhaeuser Company, 6.375%	16,000	938,240

TOTAL PREFERRED SECURITIES (Cost $800,000)		$938,240

SECURITIES LENDING COLLATERAL - 3.2%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	5,976,209	59,805,713

TOTAL SECURITIES LENDING
COLLATERAL (Cost $59,804,733)		$59,805,713

SHORT-TERM INVESTMENTS - 7.4%
Money Market Funds - 7.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,642,644	1,642,644

47

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.0577% (Y)	134,156,830	$134,156,830

		135,799,474

TOTAL SHORT-TERM INVESTMENTS (Cost $135,799,474)		$135,799,474

Total Investments (Equity-Income Fund)
(Cost $1,369,371,065) - 102.9%		$1,882,057,709
Other assets and liabilities, net - (2.9%)		(53,553,094)

TOTAL NET ASSETS - 100.0%		$1,828,504,615

Fundamental Global Franchise Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.5%
Belgium - 4.6%
Anheuser-Busch InBev NV	183,430	$20,141,780
France - 5.7%
Danone SA	340,061	25,358,023
Germany - 5.8%
Adidas AG	161,320	17,327,484
SAP AG	110,941	8,493,101

		25,820,585
Ireland - 2.4%
Experian PLC	597,583	10,394,151
Netherlands - 5.2%
Heineken Holding NV	349,311	23,061,299
Switzerland - 4.2%
Nestle SA	105,610	8,291,657
Novartis AG	112,417	10,114,619

		18,406,276
United Kingdom - 19.2%
Diageo PLC	504,878	16,256,127
Imperial Tobacco Group PLC	329,205	14,866,139
Intertek Group PLC	148,584	7,268,778
Reckitt Benckiser Group PLC	153,562	13,145,314
SABMiller PLC	592,888	32,957,663

		84,494,021
United States - 51.4%
Amazon.com, Inc. (I)	111,308	34,789,315
Amgen, Inc.	78,885	9,149,871
Apple, Inc.	37,356	23,646,348
AutoZone, Inc. (I)	13,352	7,109,940
Discovery Communications, Inc., Class A (I)	88,934	6,844,361
Google, Inc., Class A (I)	13,931	7,963,656
Google, Inc., Class C (I)	13,931	7,815,012
McCormick & Company, Inc.	67,050	4,848,386
McDonald’s Corp.	133,479	13,538,775
Oracle Corp.	435,848	18,314,333
PepsiCo, Inc.	197,488	17,444,115
Philip Morris International, Inc.	39,417	3,489,981
QUALCOMM, Inc.	337,392	27,143,186
Starbucks Corp.	151,146	11,069,933
The Coca-Cola Company	263,679	10,787,108
The Procter & Gamble Company	217,575	17,577,884

Fundamental Global Franchise Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Visa, Inc., Class A	24,089	$5,175,040

		226,707,244

TOTAL COMMON STOCKS (Cost $337,830,533)		$434,383,379

SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreement - 1.5%
Repurchase Agreement with State Street Corp.
dated 05/30/2014 at 0.000% to be
repurchased at $6,501,000.00 on
11/30/2017, collateralized by $6,705,000.00
US Treasury Note, 0.625% due 11/30/2017
(valued at $ 6,634,168.38,
including interest)	$6,501,000	$6,501,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,501,000)		$6,501,000

Total Investments (Fundamental Global Franchise Fund)
(Cost $344,331,533) - 100.0%		$440,884,379
Other assets and liabilities, net - 0.0%		64,053

TOTAL NET ASSETS - 100.0%		$440,948,432

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.6%
Consumer Discretionary - 12.8%
Automobiles - 0.8%
Harley-Davidson, Inc.	124,976	$8,903,290
Hotels, Restaurants & Leisure - 1.9%
Las Vegas Sands Corp.	271,270	20,757,580
Household Durables - 0.3%
Hunter Douglas NV	59,727	2,944,735
Internet & Catalog Retail - 4.9%
Amazon.com, Inc. (I)	65,240	20,390,762
Liberty Interactive Corp., Series A (I)	312,234	9,095,376
Liberty Ventures, Series A (I)	41,996	2,788,534
Netflix, Inc. (I)	14,170	5,920,651
The Priceline Group, Inc. (I)	11,894	15,208,025

		53,403,348
Media - 3.2%
Liberty Global PLC, Series C (I)	558,350	23,897,380
The Walt Disney Company	129,407	10,871,482

		34,768,862
Specialty Retail - 1.5%
Bed Bath & Beyond, Inc. (I)	52,948	3,221,886
CarMax, Inc. (I)	291,375	12,910,826

		16,132,712
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	27,200	2,870,008

		139,780,535
Consumer Staples - 10.0%
Beverages - 2.7%
Diageo PLC, ADR	141,951	18,281,869

48

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Heineken Holding NV	170,795	$11,275,782

		29,557,651
Food & Staples Retailing - 6.5%
Costco Wholesale Corp.	348,302	40,409,998
CVS Caremark Corp.	242,906	19,024,398
Sysco Corp.	299,810	11,251,869

		70,686,265
Food Products - 0.1%
Nestle SA	14,085	1,105,842
Tobacco - 0.7%
Philip Morris International, Inc.	84,166	7,452,058

		108,801,816
Energy - 6.4%
Energy Equipment & Services - 0.6%
Schlumberger, Ltd.	61,120	6,358,925
Oil, Gas & Consumable Fuels - 5.8%
Canadian Natural Resources, Ltd.	533,925	21,714,730
EOG Resources, Inc.	352,970	37,344,226
Occidental Petroleum Corp.	43,757	4,362,135

		63,421,091

		69,780,016
Financials - 31.1%
Banks - 7.7%
JPMorgan Chase & Company	322,296	17,909,989
Wells Fargo & Company	1,306,611	66,349,708

		84,259,697
Capital Markets - 7.6%
Julius Baer Group, Ltd.	399,551	17,312,061
The Bank of New York Mellon Corp.	1,558,891	53,875,273
The Charles Schwab Corp.	442,340	11,151,391

		82,338,725
Consumer Finance - 6.3%
American Express Company	749,806	68,607,249
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class A (I)	187	35,904,000
Moody’s Corp.	69,510	5,945,885

		41,849,885
Insurance - 3.7%
ACE, Ltd.	93,464	9,693,151
Alleghany Corp. (I)	8,950	3,769,024
Fairfax Financial Holdings, Ltd.	12,223	5,588,967
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	3,221,324
Loews Corp.	358,937	15,480,953
Markel Corp. (I)	3,989	2,553,838

		40,307,257
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc., Class A	241,760	10,405,350
Hang Lung Group, Ltd.	2,093,000	11,796,710

		22,202,060

		339,564,873
Health Care - 8.9%
Health Care Providers & Services - 7.3%
Express Scripts Holding Company (I)	266,728	19,063,050
Laboratory Corp. of America Holdings (I)	230,120	23,605,710

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	168,410	$10,086,075
UnitedHealth Group, Inc.	337,230	26,853,625

		79,608,460
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	99,100	5,642,754
Pharmaceuticals - 1.1%
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (I)	92,920	12,192,033

		97,443,247
Industrials - 4.3%
Aerospace & Defense - 0.5%
Textron, Inc.	146,540	5,747,299
Electrical Equipment - 0.5%
Schneider Electric SE	61,640	5,806,779
Machinery - 1.2%
PACCAR, Inc.	203,130	12,870,317
Marine - 1.3%
Kuehne & Nagel International AG	99,665	13,601,748
Professional Services - 0.2%
Experian PLC	128,025	2,226,822
Transportation Infrastructure - 0.6%
China Merchants Holdings
International Company, Ltd.	1,792,084	5,279,475
Wesco Aircraft Holdings, Inc. (I)	67,950	1,477,233

		6,756,708

		47,009,673
Information Technology - 13.1%
Internet Software & Services - 6.9%
Google, Inc., Class A (I)	56,775	32,455,429
Google, Inc., Class C (I)	56,775	31,849,640
Qihoo 360 Technology
Company, Ltd., ADR (I)	64,680	5,939,564
SouFun Holdings, Ltd., ADR	374,920	4,487,792
Twitter, Inc. (I)	35,290	1,144,808

		75,877,233
IT Services - 1.0%
Visa, Inc., Class A	51,160	10,990,703
Semiconductors & Semiconductor Equipment - 2.0%
Texas Instruments, Inc.	465,785	21,882,579
Software - 2.8%
Activision Blizzard, Inc.	524,067	10,890,112
Microsoft Corp.	256,340	10,494,560
Oracle Corp.	205,450	8,633,009

		30,017,681
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett-Packard Company	137,510	4,606,585

		143,374,781
Materials - 7.0%
Chemicals - 4.9%
Air Products & Chemicals, Inc.	199,430	23,925,617
Ecolab, Inc.	127,690	13,942,471
Monsanto Company	78,964	9,621,763
Praxair, Inc.	43,400	5,739,216

		53,229,067

49

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 2.1%
Holcim, Ltd.	96,460	$8,467,813
Lafarge SA	141,410	12,218,631
Martin Marietta Materials, Inc.	22,566	2,771,105

		23,457,549
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd.	320,854	77,005

		76,763,621

TOTAL COMMON STOCKS (Cost $569,604,731)		$1,022,518,562

CORPORATE BONDS - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd., PIK
6.000%, 01/30/2020	$297,377	$238,273

TOTAL CORPORATE BONDS (Cost $1,723,153)		$238,273

SHORT-TERM INVESTMENTS - 3.4%
Commercial Paper - 3.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.090%, 06/02/2014 *	10,000,000	9,999,975
0.100%, 06/03/2014 *	6,000,000	5,999,967
Prudential Funding LLC 0.070%, 06/02/2014 *	21,520,000	21,519,958

		37,519,900

TOTAL SHORT-TERM INVESTMENTS (Cost $37,519,900)		$37,519,900

Total Investments (Fundamental Value Fund)
(Cost $608,847,784) - 97.0%		$1,060,276,735
Other assets and liabilities, net - 3.0%		32,338,581

TOTAL NET ASSETS - 100.0%		$1,092,615,316

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 45.0%
Australia - 0.3%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,200,000	1,500,170
3.750%, 11/20/2020		200,000	245,193

			1,745,363
Azerbaijan - 0.3%
Republic of Azerbaijan, Bond
4.750%, 03/18/2024 (S)		$1,500,000	1,561,800

			1,561,800
Belgium - 0.3%
European Union
2.750%, 06/03/2016	EUR	1,200,000	1,719,712
3.250%, 04/04/2018		100,000	150,986

			1,870,698
Brazil - 0.5%
Banco Nacional de Desenvolvimento
Economico e Social
4.000%, 04/14/2019 (S)		$1,300,000	1,322,100

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Brazil (continued)
Banco Nacional de Desenvolvimento Economico
e Social (continued)
5.750%, 09/26/2023 (S)		$1,500,000	$1,607,400

			2,929,500
Canada - 1.1%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	519,971
Province of Ontario
2.100%, 09/08/2018		1,000,000	932,602
2.450%, 06/29/2022		$1,100,000	1,078,275
3.150%, 06/02/2022	CAD	600,000	568,597
4.100%, 06/16/2014		$200,000	200,266
Province of Quebec
3.000%, 09/01/2023	CAD	1,500,000	1,381,845
4.250%, 12/01/2021		1,900,000	1,936,938

			6,618,494
France - 6.8%
Caisse d’Amortissement de la Dette
Sociale
1.125%, 01/30/2017 (S)		$2,200,000	2,218,828
Government of France
1.000%, 05/25/2018 to 11/25/2018	EUR	20,300,000	28,265,624
3.250%, 05/25/2045		7,100,000	10,503,658

			40,988,110
Germany - 0.2%
Federal Republic of Germany, Inflation
Linked Bond
0.100%, 04/15/2023		829,096	1,156,911
Italy - 7.4%
Republic of Italy
4.500%, 05/01/2023 to 03/01/2024		15,000,000	23,118,347
4.750%, 09/01/2021		4,500,000	7,084,825
5.500%, 09/01/2022 to 11/01/2022		7,000,000	11,506,060
6.000%, 08/04/2028	GBP	1,300,000	2,463,927

			44,173,159
Japan - 4.7%
Government of Japan
1.700%, 09/20/2032	JPY	2,720,000,000	28,366,741

			28,366,741
Mexico - 4.3%
Government of Mexico
1.290%, 06/08/2015		1,100,000,000	10,862,543
7.000%, 06/19/2014	MXN	20,000,000	1,557,912
7.750%, 05/29/2031 to 11/23/2034		51,100,000	4,465,215
8.000%, 12/07/2023		40,000,000	3,608,618
8.500%, 11/18/2038		10,000,000	933,278
10.000%, 12/05/2024		41,900,000	4,312,299

			25,739,865
New Zealand - 2.4%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	8,400,000	7,455,053
5.500%, 04/15/2023		1,900,000	1,759,268
6.000%, 05/15/2021		4,600,000	4,342,675
Dominion of New Zealand, Index Linked
Bond
2.000%, 09/20/2025		1,100,000	911,498

			14,468,494

50

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Norway - 0.7%
Kommunalbanken AS
2.375%, 01/19/2016 (S)		$3,000,000	$3,098,016
6.500%, 04/12/2021	AUD	1,300,000	1,381,845

			4,479,861
Slovenia - 2.7%
Republic of Slovenia
4.700%, 11/01/2016 (S)	EUR	7,600,000	11,226,238
4.750%, 05/10/2018		$4,000,000	4,292,000
5.250%, 02/18/2024		500,000	535,000
5.500%, 10/26/2022		300,000	328,800
Spain - 10.6%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	1,000,000	1,509,007
Autonomous Community of Madrid
4.200%, 09/24/2014		4,300,000	5,916,884
Kingdom of Spain
3.750%, 10/31/2018		8,000,000	11,977,181
3.800%, 04/30/2024 (S)		2,800,000	4,118,959
4.400%, 10/31/2023 (S)		1,500,000	2,312,482
4.850%, 10/31/2020		3,900,000	6,231,430
5.400%, 01/31/2023 (S)		18,400,000	30,337,382
5.850%, 01/31/2022		900,000	1,520,674

			63,923,999
Sweden - 0.2%
Kingdom of Sweden
4.250%, 03/12/2019	SEK	6,300,000	1,080,230
United Kingdom - 2.5%
Government of United Kingdom
3.250%, 01/22/2044	GBP	4,800,000	7,825,976
4.250%, 06/07/2032 to 12/07/2040		1,300,000	2,517,302
4.500%, 09/07/2034		800,000	1,589,632
4.750%, 12/07/2030 to 12/07/2038		800,000	1,641,939
6.000%, 12/07/2028		500,000	1,139,497

			14,714,346

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $263,715,058)			$270,199,609

CORPORATE BONDS - 20.6%
Australia - 0.6%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$400,000	403,142
CNOOC Curtis Funding No. 1 Pty, Ltd.
4.500%, 10/03/2023 (S)		1,900,000	2,004,612
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		1,500,000	1,504,572

			3,912,326
Cayman Islands - 0.3%
Petrobras International Finance Company
7.875%, 03/15/2019		1,500,000	1,753,125

			1,753,125
Denmark - 0.4%
Nykredit Realkredit A/S
2.000%, 01/01/2015	DKK	7,300,000	1,345,436
Realkredit Danmark A/S
2.000%, 01/01/2015		5,100,000	940,657

			2,286,093

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
France - 2.8%
BNP Paribas Home Loan Covered
Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	$5,934,340
Cie de Financement Foncier SA
2.500%, 09/16/2015 (S)		3,900,000	3,999,528
Credit Agricole Home Loan
0.978%, 07/21/2014 (P)(S)		4,600,000	4,602,245
Lafarge SA
6.500%, 07/15/2016		2,000,000	2,195,000

			16,731,113
Germany - 4.0%
FMS Wertmanagement AoeR
3.375%, 06/17/2021	EUR	2,600,000	4,088,960
KFW
2.000%, 09/07/2016		4,000,000	5,674,630
6.250%, 05/19/2021	AUD	9,600,000	10,170,308
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	4,056,390

			23,990,288
Hong Kong - 0.3%
CNOOC Finance 2012, Ltd.
3.875%, 05/02/2022		$1,500,000	1,524,705
Ireland - 2.2%
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016	EUR	9,400,000	13,433,942
Luxembourg - 1.5%
European Investment Bank
6.125%, 01/23/2017	AUD	800,000	802,940
6.250%, 04/15/2015		2,900,000	2,779,238
Gazprom Neft OAO
6.000%, 11/27/2023 (S)		$2,900,000	2,950,750
Gazprom OAO
9.250%, 04/23/2019 (S)		900,000	1,086,750
Hypothekenbank Frankfurt
International SA
4.005%, 06/13/2014		1,500,000	1,500,521

			9,120,199
Macau - 0.3%
Wynn Macau, Ltd.
5.250%, 10/15/2021 (S)		1,800,000	1,849,500
Netherlands - 0.9%
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,368,262
Petrobras Global Finance BV
3.250%, 03/17/2017		2,900,000	2,955,970
Spain - 0.8%
Bankia SA
3.500%, 12/14/2015	EUR	3,300,000	4,671,610

			4,671,610
Sweden - 0.3%
Skandinaviska Enskilda Banken AB
3.000%, 06/20/2018	SEK	3,000,000	473,674
Stadshypotek AB
3.000%, 03/21/2018		4,000,000	631,729
Sveriges Sakerstallda Obligationer AB
4.000%, 03/21/2018		3,000,000	492,013

51

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Sweden (continued)
Swedbank Hypotek AB
3.750%, 12/20/2017	SEK	2,500,000	$404,952

			2,002,368
Switzerland - 0.6%
EUROFIMA
6.250%, 12/28/2018	AUD	3,300,000	3,409,714
Tunisia - 0.5%
African Development Bank
5.250%, 03/23/2022		3,200,000	3,200,581
United Kingdom - 0.7%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	2,000,000	2,731,693
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,146,551
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	306,036

			4,184,280
United States - 4.0%
Ally Financial, Inc.
2.750%, 01/30/2017		600,000	609,000
4.625%, 06/26/2015		2,300,000	2,383,375
Altria Group, Inc.
9.250%, 08/06/2019		354,000	473,332
Bank of America Corp.
0.617%, 08/26/2014 (P)	EUR	2,000,000	2,727,145
CBS Corp.
8.875%, 05/15/2019		$1,800,000	2,333,867
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,845,000
HJ Heinz Company
4.250%, 10/15/2020 (S)		3,000,000	3,000,000
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	679,533
International Lease Finance Corp.
6.750%, 09/01/2016 (S)		$2,100,000	2,323,125
7.125%, 09/01/2018 (S)		500,000	578,750
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,244,236
Masco Corp.
6.125%, 10/03/2016		700,000	770,000
Verizon Communications, Inc.
1.984%, 09/14/2018 (P)		3,800,000	4,004,858

			23,972,221
Virgin Islands - 0.4%
Sinopec Group Overseas Development
2012, Ltd.
3.900%, 05/17/2022 (S)		500,000	506,717
Sinopec Group Overseas Development
2013, Ltd.
4.375%, 10/17/2023 (S)		1,900,000	1,981,837

			2,488,554

TOTAL CORPORATE BONDS (Cost $120,510,952)			$123,854,851

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 7.4%
U.S. Government - 6.1%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023		1,331,301	1,329,107
1.375%, 01/15/2020		436,992	478,916
2.375%, 01/15/2027		585,735	720,866

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
2.500%, 01/15/2029	$5,391,715	$6,819,678
U.S. Treasury Bonds
3.125%, 11/15/2041	5,600,000	5,439,874
3.625%, 08/15/2043 to 02/15/2044	13,500,000	14,290,973
3.750%, 11/15/2043	2,100,000	2,273,250
5.250%, 02/15/2029 (D)	2,800,000	3,605,000
U.S. Treasury
Note 2.500%, 08/15/2023 (D)	2,000,000	2,017,656

		36,975,320
U.S. Government Agency - 1.3%
Federal Home Loan Mortgage Corp.
4.000%, 12/01/2040 to 09/01/2041	377,537	400,094
Federal National Mortgage Association
1.326%, 11/01/2042 to 10/01/2044 (P)	1,605,392	1,638,384
1.984%, 11/01/2035 (P)	173,067	179,785
3.730%, 01/01/2018	5,000,000	5,238,968
5.134%, 09/01/2035 (P)	56,875	60,389
5.199%, 07/01/2035 (P)	88,759	94,778

		7,612,398

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $44,101,827)		$44,587,718

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.1%
Commercial & Residential - 12.7%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.945%, 09/25/2035 (P)	88,049	79,986
Alternative Loan Trust
Series 2007-11T1, Class A12,
0.500%, 05/25/2037 (P)	313,611	207,228
Series 2005-56, Class 2A3,
1.624%, 11/25/2035 (P)	71,832	56,352
Series 2005-56, Class 2A2,
2.164%, 11/25/2035 (P)	71,881	57,946
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	110,075	101,387
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	146,929	120,772
American Home
Mortgage Investment Trust
Series 2007-1, Class GA2 IO,
0.390%, 05/25/2047	4,138	42
Series 2004-3, Class 5A,
2.173%, 10/25/2034 (P)	166,370	167,341
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.638%, 02/20/2036 (P)	730,644	735,006
Series 2006-J, Class 4A1,
3.009%, 01/20/2047 (P)	99,877	77,464
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)	533,312	541,240
Series 2003-5, Class 1A2,
2.482%, 08/25/2033 (P)	33,204	33,442
Series 2004-2, Class 23A,
2.483%, 05/25/2034 (P)	60,701	56,868

52

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable Rate
Mortgage Trust (continued)
Series 2003-7, Class 6A,
2.517%, 10/25/2033 (P)		$69,543	$70,377
Series 2005-2, Class A2,
2.528%, 03/25/2035 (P)		166,602	168,812
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)		845,904	858,305
Series 2004-2, Class 22A,
2.654%, 05/25/2034 (P)		156,259	151,016
Series 2003-9, Class 2A1,
2.778%, 02/25/2034 (P)		13,878	13,731
Series 2005-4, Class 3A1,
2.811%, 08/25/2035 (P)		388,859	359,672
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.310%, 02/25/2034 (P)		57,808	53,204
Series 2005-9, Class 24A1,
2.597%, 11/25/2035 (P)		578,044	451,556
Series 2006-6, Class 32A1,
2.638%, 11/25/2036 (P)		1,253,117	883,848
Series 2005-7, Class 22A1,
2.738%, 09/25/2035 (P)		1,310,826	1,150,330
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.902%, 01/26/2036 (P)		696,036	558,704
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.399%, 05/20/2045 (P)		495,988	407,909
Berica Residential MBS SRL, Series 8,
Class A
0.616%, 03/31/2048 (P)	EUR	2,137,176	2,793,898
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
0.950%, 08/25/2035 (P)(S)		$1,058,941	856,259
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)		290,521	292,595
Series 2005-6, Class A2,
2.280%, 09/25/2035 (P)		308,165	308,826
Series 2005-11, Class 1A1,
2.510%, 05/25/2035 (P)		187,036	183,051
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		852,628	843,326
Countrywide Alternative Loan Trust
Series 2006-OA19, Class A1,
0.329%, 02/20/2047 (P)		1,651,513	1,252,830
Series 2006-OA1, Class 2A1,
0.359%, 03/20/2046 (P)		986,086	761,177
Series 2005-81, Class A1,
0.430%, 02/25/2037 (P)		3,060,904	2,387,511
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.482%, 02/25/2035 (P)		160,918	150,660
Series 2005-R2, Class 1AF1,
0.490%, 06/25/2035 (P)(S)		286,691	256,921
Series 2004-25, Class 2A1,
0.492%, 02/25/2035 (P)		199,418	180,013
Series 2005-HYB9, Class 5A1,
2.376%, 02/20/2036 (P)		429,846	369,237

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Home Loan Mortgage Pass
Through Trust (continued)
Series 2005-HYB9, Class 3A2A,
2.417%, 02/20/2036 (P)		$324,815	$299,186
Series 2004-22, Class A3,
2.498%, 11/25/2034 (P)		152,187	143,254
Series 2004-12, Class 12A1,
2.664%, 08/25/2034 (P)		402,428	353,026
Series 2004-12, Class 11A1,
2.835%, 08/25/2034 (P)		45,754	40,676
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.254%, 07/25/2033 (P)		13,809	13,945
Series 2003-AR20, Class 2A1,
2.580%, 08/25/2033 (P)		121,613	121,590
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.766%, 12/16/2049 (P)(S)		272,052	297,822
Crusade Global Trust, Series 2005-2,
Class A2
2.875%, 08/14/2037 (P)	AUD	1,344,958	1,250,981
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.228%, 02/20/2044 (P)	GBP	1,416,000	2,419,697
Eurosail PLC, Series 2006-1X, Class A2C
0.681%, 06/10/2044 (P)		1,974,026	3,194,158
First Flexible PLC, Series 7, Class A
0.761%, 09/15/2033 (P)		256,404	422,870
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.613%, 08/25/2035 (P)		$85,572	80,553
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.501%, 11/15/2031 (P)		218,435	204,427
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.628%, 10/18/2054 (P)(S)	GBP	2,900,000	4,942,101
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.868%, 06/25/2034 (P)		$12,212	11,692
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.433%, 03/18/2039 (P)	EUR	1,551,084	2,010,234
Series 2006-1, Class A2B,
0.453%, 06/18/2038 (P)		1,420,933	1,859,185
Series 2007-1, Class A2A,
0.650%, 03/18/2039 (P)	GBP	1,333,932	2,122,361
GreenPoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.230%, 10/25/2046 (P)		$32	32
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.794%, 10/25/2033 (P)		9,925	9,971
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.378%, 11/10/2045		3,432,727	444,202
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.860%, 03/25/2033 (P)		57,103	56,594

53

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
HarborView Mortgage Loan Trust
Series 2006-1, Class 2A1A,
0.391%, 03/19/2036 (P)		$894,173	$659,499
Series 2003-1, Class A,
2.491%, 05/19/2033 (P)		128,090	129,222
Series 2005-4, Class 3A1,
2.593%, 07/19/2035 (P)		28,708	26,845
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.500%, 12/25/2034 (P)		53,241	49,502
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		2,035	2,035
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.990%, 11/25/2033 (P)		80,897	81,076
Series 2006-A1, Class 3A2,
2.660%, 02/25/2036 (P)		746,190	658,233
Series 2007-A1, Class 5A6,
2.663%, 07/25/2035 (P)		252,562	232,284
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.400%, 08/25/2036 (P)		76,127	72,343
Series 2003-C, Class A1,
0.810%, 06/25/2028 (P)		308,910	297,255
Series 2005-2, Class 1A,
1.596%, 10/25/2035 (P)		422,699	417,809
Series 2003-A2, Class 1A1,
2.219%, 02/25/2033 (P)		80,075	77,079
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class A4
5.378%, 08/12/2048		936,372	1,013,332
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
5.896%, 08/12/2049 (P)		2,000,000	2,239,834
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.591%, 12/15/2030 (P)		329,080	312,831
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.602%, 10/07/2020 (P)		2,285,587	2,299,516
Series 2010-R2, Class 2A,
0.622%, 11/05/2020 (P)		15,513,950	15,586,881
Newgate Funding PLC, Series 2007-3X,
Class A1
1.120%, 12/15/2050 (P)	GBP	111,558	186,973
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.367%, 02/21/2038 (P)(S)		$339,500	335,416
Series 2005-P11, Class BA,
3.085%, 08/22/2037 (P)	AUD	117,414	108,647
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.300%, 02/25/2047 (P)		$343,260	202,757
Series 2006-QO6, Class A1,
0.330%, 06/25/2046 (P)		1,591,045	732,595
Series 2006-QO3, Class A1,
0.360%, 04/25/2046 (P)		994,684	499,018

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.550%, 01/25/2046 (P)		$386,005	$211,678
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.060%, 09/25/2035 (P)		127,492	106,967
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.671%, 06/12/2044 (P)	GBP	828,348	1,303,461
Sequoia Mortgage Trust, Series 5, Class A
0.851%, 10/19/2026 (P)		$92,752	92,267
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.524%, 01/25/2035 (P)		552,491	452,541
Series 2004-4, Class 3A2,
2.501%, 04/25/2034 (P)		234,522	235,365
Series 2004-1, Class 4A1,
2.540%, 02/25/2034 (P)		103,540	105,161
Series 2004-1, Class 4A2,
2.540%, 02/25/2034 (P)		569,469	578,382
Series 2004-12, Class 7A1,
2.587%, 09/25/2034 (P)		233,022	234,001
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.370%, 05/25/2036 (P)		1,270,134	950,564
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.621%, 10/28/2035 (P)(S)		169,743	160,349
Swan Trust
Series 2006-1E, Class A1,
0.383%, 05/12/2037 (P)		485,035	484,733
Series 2006-1E, Class A2,
2.967%, 05/12/2037 (P)	AUD	436,530	403,082
Series 2010-1, Class A,
3.948%, 04/25/2041 (P)		897,523	838,679
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
1.400%, 06/25/2047 (P)		$224,768	200,930
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)		509,549	451,117
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		488,701	479,843
Torrens Trust, Series 2007-1, Class A
3.078%, 10/19/2038 (P)	AUD	523,555	482,948
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR13, Class A1A1,
0.440%, 10/25/2045 (P)		$114,646	107,364
Series 2005-AR2, Class 2A1A,
0.460%, 01/25/2045 (P)		177,976	175,499
Series 2006-AR17, Class 1A1A,
0.934%, 12/25/2046 (P)		307,608	287,857
Series 2006-AR3, Class A1A,
1.124%, 02/25/2046 (P)		654,528	617,127
Series 2002-AR17, Class 1A,
1.324%, 11/25/2042 (P)		198,789	194,681
Series 2006-AR13, Class 2A,
2.209%, 10/25/2046 (P)		2,040,112	1,873,131

54

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-Through
Certificates (continued)
Series 2003-AR5, Class A7,
2.449%, 06/25/2033 (P)		$58,033	$58,921
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.064%, 07/25/2046 (P)		246,325	146,346
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.620%, 09/25/2034 (P)		115,997	118,777

			75,870,152
U.S. Government Agency - 1.4%
Federal Home Loan Mortgage Corp.
Series 4263, Class FB,
0.551%, 11/15/2043 (P)		2,537,265	2,545,101
Series T-63, Class 1A1,
1.320%, 02/25/2045 (P)		168,322	172,566
Federal National Mortgage Association
Series 2005-120, Class NF,
0.250%, 01/25/2021 (P)		24,028	24,018
Series 2006-15, Class FC,
0.280%, 03/25/2036 (P)		188,178	177,573
Series 2006-16, Class FC,
0.450%, 03/25/2036 (P)		795,153	794,610
Series 2003-W6, Class F,
0.500%, 09/25/2042 (P)		303,572	300,703
Series 2004-W2, Class 5AF,
0.500%, 03/25/2044 (P)		192,877	192,075
Series 2010-136, Class FA,
0.650%, 12/25/2040 (P)		1,757,089	1,761,371
Series 2011-53, Class FT,
0.730%, 06/25/2041 (P)		2,283,388	2,297,924
Series 2006-5, Class 3A2,
2.272%, 05/25/2035 (P)		294,318	304,579

			8,570,520

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $87,099,306)			$84,440,672

ASSET BACKED SECURITIES - 1.0%
Access Group, Inc., Series 2008-1,
Class A
1.529%, 10/27/2025 (P)		1,343,714	1,354,913
Globaldrive BV, Series 2011-AA, Class A
1.007%, 04/20/2019 (P)(S)	EUR	470,918	644,372
Harbourmaster CLO 4 BV, Series 4X,
Class A1
0.667%, 10/11/2019 (P)		1,123	1,530
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.710%, 10/25/2034 (P)		$134,514	121,746
Magi Funding PLC, Series 2010-1A,
Class A
0.677%, 04/11/2021 (P)(S)	EUR	489,691	658,544
Mercator CLO II PLC, Series X, Class A1
0.556%, 02/18/2024 (P)		717,620	949,817
Mid-State Trust, Series 4, Class A
8.330%, 04/01/2030		$493,578	504,972
Penta CLO SA, Series 2007-1X, Class A1
0.614%, 06/04/2024 (P)	EUR	871,477	1,165,108

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.487%, 04/15/2020 (P)(S)		$212,022	$210,519
SACO I Trust, Series 2005-10, Class 1A
0.670%, 06/25/2036 (P)		140,952	187,190
SLM Student Loan Trust, Series 2003-6,
Class A4
0.433%, 12/17/2018 (P)		76,558	76,539

TOTAL ASSET BACKED SECURITIES (Cost $5,747,452)			$5,875,250

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,663	64,283

TOTAL COMMON STOCKS (Cost $24,358)			$64,283

PREFERRED SECURITIES - 0.0%
United States - 0.0%
SLM Corp., 3.176%		6,200	$149,482

TOTAL PREFERRED SECURITIES (Cost $69,750)			$149,482

PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Bank of America NA) (I)		5,000,000	351,269
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Citibank NA) (I)		3,100,000	217,786

			569,055

TOTAL PURCHASED OPTIONS (Cost $659,811)			$569,055

ESCROW SHARES - 0.2%
United States - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		3,600,000	661,500
6.875%, 05/02/2018 (I)		4,200,000	787,500

TOTAL ESCROW SHARES (Cost $227,885)			$1,449,000

CERTIFICATE OF DEPOSIT - 2.3%
China Construction Bank Corp. 0.898%,
07/28/2014 *		$5,900,000	$5,898,159
Credit Suisse New York 0.614%,
01/28/2016 *		4,600,000	4,601,256
Intesa Sanpaolo SpA 1.608%,
04/11/2016 *		3,200,000	3,216,378

TOTAL CERTIFICATE OF DEPOSIT (Cost $13,691,608)			$13,715,793

SHORT-TERM INVESTMENTS - 10.1%
Commercial Paper - 0.1%
Entergy Corp. 1.288%, 07/10/2014 *		600,000	599,710

			599,710
Foreign Government - 8.3%
Government of Mexico
3.292%, 06/05/2014 *	MXN	274,000,000	21,299,816

55

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Foreign Government (continued)
Government of Mexico (continued)
3.482%, 06/26/2014 *	MXN	318,000,000	$24,672,734
Slovenia Ministry of Finance Treasury Bill
0.799%, 06/12/2014 *	EUR	1,700,000	2,316,986
1.180%, 10/16/2014 *		1,300,000	1,767,257

			50,056,793
U.S. Government - 0.2%
U.S. Treasury Bill
0.037%, 08/21/2014 (D)*		$256,000	255,983
0.042%, 11/06/2014 (D)*		385,000	384,933
U.S. Treasury Bills
0.045%, 10/30/2014 (D)*		436,000	435,927

			1,076,843
U.S. Government Agency - 1.3%
Federal National Mortgage Association
Discount Note 0.070%, 11/03/2014 *		8,000,000	7,997,589

			7,997,589
Repurchase Agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 05/30/2014 at
0.000% to be repurchased at $1,257,000
on 06/02/2014, collateralized by
$1,300,000 U.S. Treasury Notes,
0.625% due 11/30/2017 (valued at
$1,286,267, including interest).		1,257,000	1,257,000

TOTAL SHORT-TERM INVESTMENTS (Cost $59,876,546)			$60,987,935

Total Investments (Global Bond Fund)
(Cost $595,724,553) - 100.8%			$605,893,648
Other assets and liabilities, net - (0.8%)			(5,009,899)

TOTAL NET ASSETS - 100.0%			$600,883,749

SALE COMMITMENTS OUTSTANDING - (0.2)%
United States - (0.2)%
Federal National Mortgage Association
4.000%, TBA (C)		(1,000,000)	(1,055,625)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(1,046,563))			$(1,055,625)

Global Equity Fund
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 97.4%
Australia - 1.5%
Amcor, Ltd.		611,085	$6,046,165
Belgium - 1.5%
Anheuser-Busch InBev NV		53,752	5,902,311
Bermuda - 1.0%
Catlin Group, Ltd.		459,240	4,034,488
France - 5.5%
Safran SA (L)		121,347	8,238,545
Sanofi		57,256	6,121,409
Total SA		113,072	7,938,394

			22,298,348

Global Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany - 1.3%
Deutsche Boerse AG	71,122	$5,432,639
Hong Kong - 1.4%
Hutchison Whampoa, Ltd.	432,000	5,794,523
Ireland - 2.6%
Accenture PLC, Class A	70,935	5,777,656
Covidien PLC	67,171	4,910,872

		10,688,528
Italy - 2.1%
Eni SpA	329,319	8,387,188
Japan - 5.5%
Honda Motor Company, Ltd.	179,500	6,301,348
Japan Tobacco, Inc.	183,800	6,243,397
Meitec Corp.	37,100	1,132,075
Nippon Telegraph & Telephone Corp.	102,900	6,091,866
Optex Company, Ltd.	57,700	976,547
Ryoyo Electro Corp.	75,100	871,677
Shimachu Company, Ltd.	33,000	744,415

		22,361,325
Luxembourg - 1.4%
SES SA	155,883	5,662,405
Netherlands - 3.8%
Akzo Nobel NV (L)	66,873	5,012,324
Heineken NV	72,881	5,140,153
Koninklijke Ahold NV	299,845	5,452,659

		15,605,136
Norway - 1.5%
Statoil ASA	200,578	6,147,270
Singapore - 1.1%
ComfortDelGro Corp., Ltd.	2,420,000	4,499,722
Switzerland - 6.6%
Novartis AG	117,931	10,610,737
Roche Holding AG	33,465	9,863,882
Tyco International, Ltd.	140,221	6,119,244

		26,593,863
United Kingdom - 11.2%
Aon PLC	68,356	6,147,939
British American Tobacco PLC	237,117	14,357,641
GlaxoSmithKline PLC	211,922	5,687,234
HSBC Holdings PLC	905,545	9,552,034
Pearson PLC	360,932	7,088,557
Vodafone Group PLC	806,993	2,829,353

		45,662,758
United States - 49.4%
Apple, Inc.	16,751	10,603,383
Arthur J. Gallagher & Company	177,389	8,129,738
Automatic Data Processing, Inc.	71,096	5,664,929
Baxter International, Inc.	93,024	6,921,916
Chevron Corp.	48,592	5,966,612
Eaton Corp. PLC	165,319	12,182,357
Honeywell International, Inc.	42,698	3,977,319
Huntington Bancshares, Inc.	621,458	5,760,916
Johnson & Johnson	112,823	11,447,022
JPMorgan Chase & Company	179,425	9,970,647
Macy’s, Inc.	122,199	7,318,498
Mattel, Inc.	100,838	3,915,540
Microsoft Corp.	198,116	8,110,869
Mondelez International, Inc., Class A	274,344	10,320,821
Northern Trust Corp.	99,532	6,011,733

56

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Omnicom Group, Inc.	55,580	$3,954,517
Pfizer, Inc.	179,464	5,317,518
Philip Morris International, Inc.	138,555	12,267,660
QUALCOMM, Inc.	101,123	8,135,345
Raytheon Company	39,488	3,852,844
Robert Half International, Inc.	94,770	4,320,564
Samsonite International SA	1,533,900	4,815,689
The Procter & Gamble Company	96,414	7,789,287
Time Warner, Inc.	86,436	6,035,826
United Technologies Corp.	68,946	8,012,904
Viacom, Inc., Class B	132,599	11,314,673
Wells Fargo & Company	161,818	8,217,118

		200,336,245

TOTAL COMMON STOCKS (Cost $352,524,726)		$395,452,914

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	772,685	7,732,489

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,732,124)		$7,732,489

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	9,326,702	9,326,702

TOTAL SHORT-TERM INVESTMENTS (Cost $9,326,702)		$9,326,702

Total Investments (Global Equity Fund)
(Cost $369,583,552) - 101.6%		$412,512,105
Other assets and liabilities, net - (1.6%)		(6,666,212)

TOTAL NET ASSETS - 100.0%		$405,845,893

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Australia - 6.0%
Australand Property Group	214,453	$857,369
Dexus Property Group	821,889	854,354
Federation Centres, Ltd.	264,763	621,699
GDI Property Group (I)	364,169	316,968
Goodman Group	492,368	2,336,813
Investa Office Fund	417,602	1,304,332
Mirvac Group	1,319,441	2,226,480
Stockland	817,496	2,971,726
The GPT Group	478,545	1,738,106
Westfield Group	454,072	4,528,134
Westfield Retail Trust	862,130	2,562,163

		20,318,144
Canada - 3.5%
Allied Properties Real Estate Investment Trust	79,096	2,554,590
Boardwalk Real Estate Investment Trust	28,662	1,697,569
Chartwell Retirement Residences	230,810	2,247,859
First Capital Realty, Inc.	85,026	1,463,234
H&R Real Estate Investment Trust	49,339	1,062,042
RioCan Real Estate Investment Trust	118,187	2,978,927

		12,004,221

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China - 0.2%
Country Garden Holdings Company, Ltd.	1,211,447	$511,666
Finland - 0.3%
Citycon OYJ	285,000	1,049,329
France - 3.2%
Gecina SA	3,410	486,843
ICADE	17,600	1,761,660
Klepierre	37,000	1,796,713
Societe Fonciere Lyonnaise SA	10,500	557,657
Unibail-Rodamco SE	21,900	6,124,329

		10,727,202
Germany - 2.9%
Alstria Office REIT AG (I)	78,600	1,053,272
Deutsche Annington Immobilien SE	65,034	1,914,345
Deutsche Wohnen AG	156,500	3,474,169
DIC Asset AG	63,000	675,981
LEG Immobilien AG (I)	37,000	2,611,399

		9,729,166
Hong Kong - 7.3%
China Overseas Land & Investment, Ltd.	328,000	861,124
Hang Lung Properties, Ltd.	383,000	1,220,137
Henderson Land Development Company, Ltd.	340,700	2,220,507
Hong Kong Land Holdings, Ltd.	406,000	2,853,335
Hysan Development Company, Ltd.	160,000	796,933
Kerry Properties, Ltd.	366,500	1,206,263
New World Development Company, Ltd.	2,432,466	2,792,379
Shimao Property Holdings, Ltd.	460,500	926,975
Sun Hung Kai Properties, Ltd.	381,173	5,222,043
The Link REIT	591,500	3,154,712
Wharf Holdings, Ltd.	484,900	3,448,819

		24,703,227
Ireland - 0.3%
Hibernia REIT PLC (I)	800,000	1,167,513
Italy - 0.3%
Beni Stabili SpA	1,017,000	898,663
Japan - 12.6%
Global One Real Estate Investment Corp.	204	619,058
GLP J-REIT	1,011	1,073,471
Japan Hotel REIT Investment Corp.	440	205,535
Japan Real Estate Investment Corp.	428	2,508,471
Japan Retail Fund Investment Corp.	1,026	2,260,605
Kenedix Office Investment Corp.	72	377,239
Mitsubishi Estate Company, Ltd.	432,000	10,551,269
Mitsui Fudosan Company, Ltd.	226,000	7,198,857
Mori Trust Sogo Reit, Inc.	258	408,204
Nippon Accommodations Fund, Inc.	464	1,694,019
Nippon Building Fund, Inc.	364	2,137,499
Nomura Real Estate Master Fund, Inc.	1,726	1,971,056
Nomura Real Estate Office Fund, Inc.	511	2,386,381
NTT Urban Development Corp.	137,600	1,387,196
Premier Investment Corp.	31	121,064
Sumitomo Realty &
Development Company, Ltd.	93,000	4,016,779
Tokyo Tatemono Company, Ltd.	288,000	2,644,340
Tokyu REIT, Inc.	912	1,247,768

		42,808,811
Jersey, Channel Islands - 0.5%
LXB Retail Properties PLC (I)	714,000	1,436,847
Max Property Group PLC (I)	105,152	281,843

		1,718,690

57

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands - 0.5%
Corio NV	11,640	$582,557
Wereldhave NV	10,860	968,027

		1,550,584
Norway - 0.5%
Norwegian Property ASA	1,312,000	1,643,948
Singapore - 3.8%
Ascendas Real Estate Investment Trust	847,000	1,662,673
CapitaCommercial Trust	887,000	1,195,732
CapitaLand, Ltd.	1,053,500	2,682,556
CapitaMall Trust	927,000	1,531,457
CapitaMalls Asia, Ltd.	193,000	362,543
City Developments, Ltd.	87,000	718,975
Global Logistic Properties, Ltd.	1,297,000	2,878,701
Keppel Land, Ltd.	98,000	272,258
Suntec Real Estate Investment Trust	977,000	1,399,208

		12,704,103
Spain - 0.4%
Lar Espana Real Estate Socim SA (I)	107,522	1,462,755
Sweden - 0.4%
Fabege AB	103,000	1,455,360
Switzerland - 0.7%
PSP Swiss Property AG (I)	24,258	2,201,151
United Kingdom - 5.7%
British Land Company PLC	365,000	4,379,608
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	176,001
Capital & Counties Properties PLC	324,700	1,841,530
Derwent London PLC	20,500	940,848
Great Portland Estates PLC	183,400	2,003,550
Hammerson PLC	244,000	2,431,789
Land Securities Group PLC	168,000	3,011,454
NewRiver Retail, Ltd.	102,000	538,608
Quintain Estates & Development PLC (I)	632,390	1,007,720
Safestore Holdings PLC	248,100	859,890
St. Modwen Properties PLC	154,730	957,137
The Unite Group PLC	171,500	1,214,011

		19,362,146
United States - 49.7%
Acadia Realty Trust	52,610	1,451,510
Alexandria Real Estate Equities, Inc.	44,735	3,403,886
American Campus Communities, Inc.	67,363	2,616,379
Apartment Investment & Management
Company, Class A	72,491	2,282,017
AvalonBay Communities, Inc.	52,264	7,413,126
Boston Properties, Inc.	75,256	9,081,894
Brandywine Realty Trust	106,716	1,632,755
Chesapeake Lodging Trust	57,405	1,674,504
CubeSmart	148,020	2,699,885
DCT Industrial Trust, Inc.	410,511	3,251,247
DDR Corp.	8,699	150,580
DiamondRock Hospitality Company	166,472	2,067,582
Digital Realty Trust, Inc.	42,822	2,462,265
Douglas Emmett, Inc.	153,212	4,349,689
Duke Realty Corp.	235,236	4,163,677
Equity Residential	110,680	6,840,024
Essex Property Trust, Inc.	26,399	4,777,163
Extra Space Storage, Inc.	52,183	2,731,780
Federal Realty Investment Trust	33,997	4,063,321
First Industrial Realty Trust, Inc.	96,910	1,796,711
General Growth Properties, Inc.	334,310	7,966,607

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Glimcher Realty Trust	152,760	$1,683,415
HCP, Inc.	129,164	5,392,597
Health Care REIT, Inc.	83,794	5,298,295
Healthcare Realty Trust, Inc.	74,972	1,869,052
Home Properties, Inc.	29,315	1,822,807
Host Hotels & Resorts, Inc.	95,060	2,097,974
Kilroy Realty Corp.	22,301	1,350,995
Kite Realty Group Trust	127,392	791,104
LaSalle Hotel Properties	47,004	1,550,662
Lexington Realty Trust	186,520	2,117,002
Mack-Cali Realty Corp.	25,910	563,543
National Retail Properties, Inc.	117,962	4,126,311
Post Properties, Inc.	51,411	2,629,673
Prologis, Inc.	94,798	3,935,065
Public Storage	29,118	5,019,361
Realty Income Corp.	24,941	1,079,945
Regency Centers Corp.	50,837	2,714,696
Retail Properties of America, Inc., Class A	128,497	1,932,595
RLJ Lodging Trust	50,770	1,406,837
Senior Housing Properties Trust	7,340	176,013
Simon Property Group, Inc.	81,721	13,603,278
SL Green Realty Corp.	33,270	3,642,732
Spirit Realty Capital, Inc.	289,082	3,263,736
Strategic Hotels & Resorts, Inc. (I)	208,840	2,276,356
Sunstone Hotel Investors, Inc.	126,968	1,865,160
The Macerich Company	67,704	4,471,172
Ventas, Inc.	130,725	8,732,430
Vornado Realty Trust	55,065	5,896,360
Washington Prime Group, Inc. (I)	14,269	283,800

		168,469,568

TOTAL COMMON STOCKS (Cost $258,924,023)		$334,486,247

WARRANTS - 0.0%
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	36,764	46,898

TOTAL WARRANTS (Cost $0)		$46,898

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreement - 0.9%
Repurchase Agreement with State Street Corp.
dated 05/30/2014 at 0.000% to be
repurchased at $2,929,000 on 06/02/2014,
collateralized by $3,020,000 U.S. Treasury
Notes, 0.625% due 11/30/2017 (valued at
$2,988,097, including interest)	$2,929,000	$2,929,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,929,000)		$2,929,000

Total Investments (Global Real Estate Fund)
(Cost $261,853,023) - 99.7%		$337,462,145
Other assets and liabilities, net - 0.3%		1,170,221

TOTAL NET ASSETS - 100.0%		$338,632,366

58

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.4%
Consumer Staples - 3.0%
Food & Staples Retailing - 3.0%
CP ALL PCL	490,600	$679,936
CVS Caremark Corp.	49,800	3,900,335
Raia Drogasil SA (I)	85,845	728,052
Rite Aid Corp. (I)	1,462,200	12,223,992

		17,532,315

		17,532,315
Health Care - 91.6%
Biotechnology - 33.2%
Abcam PLC	180,093	1,163,575
ACADIA Pharmaceuticals, Inc. (I)	135,600	2,800,140
Acceleron Pharma, Inc. (I)	51,217	1,520,121
Acorda Therapeutics, Inc. (I)	9,500	312,360
Aegerion Pharmaceuticals, Inc. (I)	43,500	1,428,975
Alexion Pharmaceuticals, Inc. (D)(I)	179,000	29,771,280
Alkermes PLC (I)	201,300	9,221,553
Alnylam Pharmaceuticals, Inc. (I)	17,000	1,007,930
Array BioPharma, Inc. (I)	424,100	1,781,220
Biogen Idec, Inc. (I)	64,500	20,599,365
BioMarin Pharmaceutical, Inc. (I)	62,600	3,628,296
Cara Therapeutics, Inc. (I)	2,600	35,828
Celgene Corp. (D)(I)	36,700	5,616,201
Chimerix, Inc. (I)	47,100	868,995
Clovis Oncology, Inc. (I)	31,169	1,596,164
Dyax Corp. (I)	95,031	784,006
Epizyme, Inc. (I)	17,500	419,650
Exact Sciences Corp. (I)	15,100	203,548
Exelixis, Inc. (I)	395,900	1,310,429
Gilead Sciences, Inc. (D)(I)	353,200	28,683,372
Idenix Pharmaceuticals, Inc. (I)	100,600	630,762
Incyte Corp., Ltd. (D)(I)	230,200	11,406,410
Intercept Pharmaceuticals, Inc. (I)	20,700	4,897,827
InterMune, Inc. (I)	248,900	9,861,418
Intrexon Corp. (I)	9,600	202,464
Ironwood Pharmaceuticals, Inc. (I)	24,600	352,272
Isis Pharmaceuticals, Inc. (I)	55,100	1,610,022
Neurocrine Biosciences, Inc. (I)	253,200	3,516,948
Novavax, Inc. (I)	186,900	880,299
Ophthotech Corp. (I)	23,400	952,380
Orexigen Therapeutics, Inc. (I)	183,200	1,183,472
Pharmacyclics, Inc. (I)	128,400	11,405,772
Portola Pharmaceuticals, Inc. (I)	22,500	498,600
Prothena Corp. PLC (I)	68,887	1,434,227
Puma Biotechnology, Inc. (I)	64,856	4,956,944
Regeneron Pharmaceuticals, Inc. (D)(I)	23,375	7,175,190
Sophiris Bio, Inc. (I)	87,400	253,460
Sophiris Bio, Inc. (I)	10,086	29,431
Stemline Therapeutics, Inc. (I)	11,810	179,394
Sunesis Pharmaceuticals, Inc. (I)	128,400	657,408
TESARO, Inc. (I)	66,517	1,772,013
Ultragenyx Pharmaceutical, Inc. (I)	500	18,780
Ultragenyx Pharmaceutical, Inc. (I)	35,858	1,300,199
United Therapeutics Corp. (I)	30,306	2,901,496
Vanda Pharmaceuticals, Inc. (I)	132,188	1,360,215
Versartis, Inc. (I)	6,400	191,296
Vertex Pharmaceuticals, Inc. (I)	127,000	9,177,020

		191,558,727
Health Care Equipment & Supplies - 11.4%
Becton, Dickinson and Company	65,400	7,697,580
CareFusion Corp. (I)	90,900	3,902,337
Covidien PLC	101,000	7,384,110

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
DENTSPLY International, Inc.	94,100	$4,449,989
DexCom, Inc. (I)	26,100	881,136
EnteroMedics, Inc. (I)	103,200	218,784
GenMark Diagnostics, Inc. (I)	58,600	645,186
GN Store Nord A/S	135,129	3,729,022
HeartWare International, Inc. (I)	14,400	1,298,448
IDEXX Laboratories, Inc. (I)	38,500	4,946,480
Insulet Corp. (I)	13,900	509,157
Intuitive Surgical, Inc. (I)	17,800	6,581,372
Oxford Immunotec Global PLC (I)	23,300	404,954
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	1,228,000	1,204,337
Sirona Dental Systems, Inc. (I)	98,700	7,424,214
St. Jude Medical, Inc.	60,400	3,919,960
The Cooper Companies, Inc.	47,000	6,063,940
Thoratec Corp. (I)	37,071	1,227,792
Tornier NV (I)	92,800	1,996,128
Volcano Corp. (I)	94,093	1,633,454

		66,118,380
Health Care Providers & Services - 20.8%
Acadia Healthcare Company, Inc. (I)	18,500	788,840
Aetna, Inc.	241,700	18,743,835
Air Methods Corp. (I)	63,687	3,069,713
Cardinal Health, Inc.	152,500	10,771,075
Catamaran Corp. (I)	47,806	2,091,991
Community Health Systems, Inc. (I)	20,100	839,577
Envision Healthcare Holdings, Inc. (I)	18,600	641,328
HCA Holdings, Inc. (I)	82,100	4,350,479
Henry Schein, Inc. (I)	44,300	5,300,495
Humana, Inc.	115,300	14,350,238
Life Healthcare Group Holdings, Ltd.	26,429	103,810
LifePoint Hospitals, Inc. (I)	10,400	636,896
McKesson Corp.	108,000	20,481,120
Mediclinic International, Ltd.	98,402	781,031
MEDNAX, Inc. (I)	55,900	3,221,517
MWI Veterinary Supply, Inc. (I)	7,500	1,046,325
Odontoprev SA	164,600	697,987
Team Health Holdings, Inc. (I)	50,100	2,543,577
UnitedHealth Group, Inc.	242,800	19,334,164
Universal Health Services, Inc., Class B	77,500	6,941,675
WellCare Health Plans, Inc. (I)	27,100	2,098,895
WellPoint, Inc.	13,100	1,419,516

		120,254,084
Health Care Technology - 1.5%
athenahealth, Inc. (D)(I)	30,100	3,819,991
Castlight Health, Inc. (I)	59,286	848,043
Castlight Health, Inc., B Shares (I)	18,400	279,312
Cerner Corp. (I)	19,114	1,033,112
HMS Holdings Corp. (I)	105,700	1,987,160
Veeva Systems, Inc., Class A (I)	23,700	496,752

		8,464,370
Life Sciences Tools & Services - 4.5%
Agilent Technologies, Inc.	276,934	15,768,622
Bruker Corp. (I)	81,200	1,701,140
Covance, Inc. (I)	39,400	3,304,084
Illumina, Inc. (I)	7,700	1,218,525
Mettler-Toledo International, Inc. (I)	7,400	1,813,148
Thermo Fisher Scientific, Inc.	20,500	2,396,655

		26,202,174
Pharmaceuticals - 20.2%
AbbVie, Inc.	101,300	5,503,629

59

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Achaogen, Inc. (I)	18,900	$265,167
Actavis PLC (I)	58,376	12,348,859
Allergan, Inc. (D)	102,700	17,198,142
Aspen Pharmacare Holdings, Ltd.	92,824	2,397,738
Astellas Pharma, Inc.	117,500	1,511,645
AVANIR Pharmaceuticals, Inc., Class A (I)	554,172	2,926,028
Bayer AG	35,076	5,077,275
Bristol-Myers Squibb Company	108,900	5,416,686
China Medical System Holdings, Ltd.	1,198,100	1,409,410
Forest Laboratories, Inc. (I)	47,200	4,473,616
GW Pharmaceuticals PLC, ADR (I)	4,300	293,131
Horizon Pharma, Inc. (I)	41,800	593,142
Jazz Pharmaceuticals PLC (I)	18,500	2,624,410
Mallinckrodt PLC (I)	31,683	2,463,670
MediWound, Ltd. (I)	17,200	204,336
Merck & Company, Inc.	157,600	9,118,736
Natco Pharma, Ltd.	14,945	190,777
Novartis AG	55,731	5,014,347
Novartis AG, ADR	17,900	1,612,074
Pacira Pharmaceuticals, Inc. (I)	80,500	6,247,605
Supernus Pharmaceuticals, Inc. (I)	105,000	935,550
Takeda Pharmaceutical Company, Ltd.	55,800	2,533,512
Teva Pharmaceutical Industries, Ltd., ADR	58,500	2,953,665
The Medicines Company (I)	84,100	2,346,390
Valeant Pharmaceuticals International, Inc. (I)	147,500	19,353,475
Zeneca, Inc. (I)	33,315	59,967
Zoetis, Inc.	50,700	1,556,490

		116,629,472

		529,227,207
Industrials - 3.1%
Industrial Conglomerates - 2.6%
Danaher Corp.	187,300	14,689,939
Professional Services - 0.5%
The Advisory Board Company (I)	60,430	2,924,208

		17,614,147
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
FEI Company	49,500	4,130,775

TOTAL COMMON STOCKS (Cost $396,946,607)		$568,504,444

PREFERRED SECURITIES - 0.3%
Health Care - 0.2%
Avalanche Biotechnologies (I)(R)	31,616	238,068
Calithera Biosciences, Inc. (I)(R)	807,689	141,507
Diplomat Pharmacy, Inc., Series A (I)(R)	7	996,240
Spark Therapeutics, Inc. (I)(R)	94,307	151,834

		1,527,649
Information Technology - 0.1%
Doximity, Inc. (I)(R)	63,738	307,268

TOTAL PREFERRED SECURITIES (Cost $1,834,917)		$1,834,917

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International, Inc.
3.500%, 12/15/2017	$100,000	$117,938
Insulet Corp. 3.750%, 06/15/2016	100,000	141,313

		259,251

TOTAL CONVERTIBLE BONDS (Cost $198,977)		$259,251

Health Sciences Fund (continued)
		Shares or
		Principal
		Amount	Value

RIGHTS - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)		20,400	22,440

TOTAL RIGHTS (Cost $51,000)			$22,440

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)		941,841	941,841
T. Rowe Price Prime Reserve Investment
Fund, 0.0577% (Y)		8,488,977	8,488,977

TOTAL SHORT-TERM INVESTMENTS (Cost $9,430,818)			$9,430,818

Total Investments (Health Sciences Fund)
(Cost $408,462,319) - 100.4%			$580,051,870
Other assets and liabilities, net - (0.4%)			(2,357,080)

TOTAL NET ASSETS - 100.0%			$577,694,790

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.1%
Argentina - 0.1%
Republic of Argentina, Bond
7.000%, 10/03/2015		$530,000	$514,100
Brazil - 0.4%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	11,282,000	5,050,104
Mexico - 0.3%
Government of Mexico
6.500%, 06/09/2022	MXN	41,386,000	3,397,686
Venezuela - 0.3%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$305,000	69,769
5.750%, 02/26/2016		1,737,000	1,623,227
7.650%, 04/21/2025		949,000	690,398
8.500%, 10/08/2014		339,000	339,509
9.375%, 01/13/2034		568,000	448,720

			3,171,623

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $13,600,986)			$12,133,513

CORPORATE BONDS - 89.9%
Consumer Discretionary - 17.4%
Altice SA
7.750%, 05/15/2022 (S)		5,200,000	5,466,500
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022 (L)		1,220,000	1,326,750
7.750%, 11/15/2019		1,130,000	1,300,913
American Greetings Corp.
7.375%, 12/01/2021		1,100,000	1,166,000
Bossier Casino Venture Holdco, Inc.
11.000%, 02/09/2018		575,162	575,307
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		2,873,280	2,835,707

60

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Burger King Capital Holdings LLC (Zero
Coupon Steps up to 04/15/16, then
11.000% thereafter)
Zero Coupon 04/15/2019 (S)(Z)		$1,020,000	$935,850
Caesars Entertainment
Operating Company, Inc.
9.000%, 02/15/2020		2,820,000	2,248,950
11.250%, 06/01/2017		810,000	712,800
Caesars Entertainment Resort
Properties LLC
8.000%, 10/01/2020 (S)		1,810,000	1,871,088
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021 (S)		3,800,000	3,961,500
Carmike Cinemas, Inc.
7.375%, 05/15/2019		1,010,000	1,103,425
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018		2,470,000	2,828,150
CBS Outdoor Americas Capital LLC
5.250%, 02/15/2022 (S)		1,370,000	1,404,250
5.625%, 02/15/2024 (S)		700,000	719,250
CCO Holdings LLC
5.750%, 01/15/2024		930,000	956,738
8.125%, 04/30/2020		2,500,000	2,725,000
CEC Entertainment, Inc.
8.000%, 02/15/2022 (S)		1,510,000	1,532,650
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		683,000	671,048
Chrysler Group LLC
8.250%, 06/15/2021		1,950,000	2,223,000
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		1,360,000	1,449,950
CSC Holdings LLC
6.750%, 11/15/2021		3,585,000	3,997,259
CST Brands, Inc.
5.000%, 05/01/2023		1,780,000	1,775,550
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		1,770,000	1,904,963
CVR Refining LLC
6.500%, 11/01/2022		2,580,000	2,712,225
DISH DBS Corp.
5.875%, 07/15/2022		1,260,000	1,351,350
6.750%, 06/01/2021		1,090,000	1,233,063
7.875%, 09/01/2019		5,680,000	6,759,200
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		2,000,000	2,155,000
Dufry Finance SCA
5.500%, 10/15/2020 (S)		1,070,000	1,118,236
Edcon Pty, Ltd.
9.500%, 03/01/2018 (S)		1,970,000	1,989,700
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,588,750
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	1,195,790
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		$3,000,000	15,000
Gibson Brands Escrow Corp.
8.875%, 08/01/2018 (S)		830,000	859,050
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		2,070,000	2,142,450
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		1,740,000	1,783,500

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Guitar Center, Inc.
9.625%, 04/15/2020 (S)		$6,240,000	$5,647,200
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)		2,880,000	3,045,600
Hot Topic, Inc.
9.250%, 06/15/2021 (S)		380,000	412,300
Interactive Data Corp.
5.875%, 04/15/2019 (S)		1,750,000	1,763,125
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		3,140,000	3,359,800
Landry’s, Inc.
9.375%, 05/01/2020 (S)		3,820,000	4,216,325
LKQ Corp.
4.750%, 05/15/2023		4,530,000	4,428,075
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	605,108
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$3,300,000	3,291,750
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		3,090,000	3,267,675
Medianews Group, Inc.
12.000%, 12/31/2018		1,800,000	1,843,680
MGM Resorts International
6.625%, 12/15/2021		570,000	634,125
Michaels Stores, Inc.
5.875%, 12/15/2020 (S)		2,460,000	2,509,200
Modular Space Corp.
10.250%, 01/31/2019 (S)		3,240,000	3,369,600
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (L)		2,150,000	2,322,000
Monitronics International, Inc.
9.125%, 04/01/2020		7,528,000	8,017,320
Neiman Marcus Group, Ltd., Inc., PIK
8.750%, 10/15/2021 (S)		5,070,000	5,589,675
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		250,000	255,625
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		3,060,205	3,519,236
Numericable Group SA
6.000%, 05/15/2022 (S)		4,290,000	4,450,875
Ono Finance II PLC
10.875%, 07/15/2019 (S)		3,495,000	3,857,606
Polish Television Holding BV, PIK
11.000%, 01/15/2021 (S)	EUR	580,000	944,799
Regal Entertainment Group
5.750%, 03/15/2022		$1,890,000	1,951,425
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)		2,540,000	2,682,875
6.875%, 08/15/2018 (S)	EUR	1,720,000	2,476,503
Service Corp. International
7.500%, 04/01/2027		$1,820,000	1,974,700
Seven Seas Cruises S. de R.L. LLC
9.125%, 05/15/2019		3,590,000	3,935,538
Sinclair Television Group, Inc.
5.375%, 04/01/2021		1,540,000	1,534,225
Sotheby’s
5.250%, 10/01/2022 (S)		2,330,000	2,236,800
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		2,140,000	2,268,421

61

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)		$4,700,000	$4,811,672
Standard Pacific Corp.
6.250%, 12/15/2021		2,660,000	2,852,850
StoneMor Partners LP
7.875%, 06/01/2021 (S)		1,910,000	2,000,725
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		650,000	719,875
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		970,000	979,700
5.625%, 03/01/2024 (S)		840,000	827,400
7.750%, 04/15/2020 (S)		2,662,000	2,921,545
The William Carter Company
5.250%, 08/15/2021 (S)		1,650,000	1,720,125
TVN Finance Corp. III AB
7.375%, 12/15/2020 (S)	EUR	1,233,000	1,878,388
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		$597,000	653,715
6.875%, 05/15/2019 (S)		3,100,000	3,317,000
8.500%, 05/15/2021 (S)		2,590,000	2,842,525
Virgin Media Finance PLC
4.875%, 02/15/2022		970,000	899,675
6.375%, 04/15/2023 (S)		3,090,000	3,259,950
Virgin Media Secured Finance PLC
5.500%, 01/15/2025 (S)		1,220,000	1,227,625
William Lyon Homes, Inc.
5.750%, 04/15/2019 (S)		1,750,000	1,789,375
8.500%, 11/15/2020		2,840,000	3,173,700
WMG Acquisition Corp.
6.750%, 04/15/2022 (S)		3,410,000	3,410,000
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		3,770,000	3,854,825

			200,147,768
Consumer Staples - 5.8%
Alliance One International, Inc.
9.875%, 07/15/2021		2,560,000	2,611,200
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		3,390,000	3,474,750
Boparan Finance PLC
9.875%, 04/30/2018 (S)	GBP	540,000	973,033
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		$1,610,000	1,722,700
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)		4,080,000	4,355,400
Ceridian LLC
8.125%, 11/15/2017 (S)		2,540,000	2,565,400
Constellation Brands, Inc.
4.250%, 05/01/2023		2,312,000	2,306,220
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)		2,580,000	2,863,800
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)		2,690,000	2,723,625
First Quality Finance Company, Inc.
4.625%, 05/15/2021 (S)		1,580,000	1,485,200
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (S)		3,200,000	3,224,000
HJ Heinz Company
4.250%, 10/15/2020 (S)		4,030,000	4,030,000
Hypermarcas SA
6.500%, 04/20/2021 (S)		4,750,000	5,165,625
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017		5,490,000	5,476,275

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Pactiv LLC
7.950%, 12/15/2025	$3,400,000	$3,519,000
8.375%, 04/15/2027	1,170,000	1,210,950
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	4,180,000	4,347,200
9.875%, 08/15/2019	1,580,000	1,739,975
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	4,820,000	5,205,600
Smithfield Foods, Inc.
5.875%, 08/01/2021 (S)	3,020,000	3,208,750
Spectrum Brands, Inc.
6.375%, 11/15/2020	580,000	628,575
6.625%, 11/15/2022	1,130,000	1,237,350
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)	2,352,000	2,457,840

		66,532,468
Energy - 17.6%
Access Midstream Partners LP
6.125%, 07/15/2022	1,780,000	1,940,200
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	1,720,000	1,816,320
Antero Resources Finance Corp.
5.375%, 11/01/2021	1,060,000	1,103,725
Arch Coal, Inc.
7.000%, 06/15/2019 (L)	2,740,000	2,034,450
9.875%, 06/15/2019	2,370,000	2,026,350
Atlas Pipeline Partners LP
4.750%, 11/15/2021	2,060,000	1,998,200
5.875%, 08/01/2023	2,160,000	2,181,600
Atwood Oceanics, Inc.
6.500%, 02/01/2020	3,151,000	3,340,060
Baytex Energy Corp.
5.625%, 06/01/2024 (S)	2,360,000	2,351,134
Berry Petroleum Company LLC
6.375%, 09/15/2022	2,050,000	2,147,375
6.750%, 11/01/2020	1,120,000	1,187,200
Calumet Specialty Products Partners LP
6.500%, 04/15/2021 (S)	1,740,000	1,761,750
7.625%, 01/15/2022	2,390,000	2,533,400
9.625%, 08/01/2020	1,080,000	1,248,750
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	1,400,000	1,533,000
CGG SA
6.500%, 06/01/2021	3,250,000	3,120,000
Chesapeake Energy Corp.
6.125%, 02/15/2021	3,360,000	3,775,800
6.625%, 08/15/2020	1,080,000	1,244,700
Chesapeake Midstream Partners LP
5.875%, 04/15/2021	4,185,000	4,462,256
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	1,510,000	1,585,500
Comstock Resources, Inc.
9.500%, 06/15/2020	1,980,000	2,257,200
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	4,735,567	4,568,480
Crestwood Midstream Partners LP
6.125%, 03/01/2022 (S)	2,450,000	2,566,375
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	1,460,000	1,383,350
El Paso Corp.
6.500%, 09/15/2020	800,000	885,756
7.750%, 01/15/2032	2,410,000	2,626,900

62

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Energy Future Intermediate
Holding Company LLC
6.875%, 08/15/2017 (H)(S)	$3,020,000	$3,110,600
10.000%, 12/01/2020 (H)	2,725,000	2,891,906
EXCO Resources, Inc.
8.500%, 04/15/2022	2,070,000	2,137,275
Exterran Partners LP
6.000%, 10/01/2022 (S)	1,030,000	1,040,300
First Wind Capital LLC
10.250%, 06/01/2018 (S)	5,740,000	6,113,100
Foresight Energy LLC
7.875%, 08/15/2021 (S)	3,590,000	3,814,375
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	300,000	312,000
Halcon Resources Corp.
8.875%, 05/15/2021	5,370,000	5,719,050
9.750%, 07/15/2020	1,600,000	1,752,000
Hercules Offshore, Inc.
7.500%, 10/01/2021 (S)	5,820,000	5,863,650
8.750%, 07/15/2021 (S)	1,990,000	2,129,300
10.250%, 04/01/2019 (S)	1,290,000	1,431,900
Hiland Partners LP
5.500%, 05/15/2022 (S)	2,040,000	2,070,600
7.250%, 10/01/2020 (S)	1,780,000	1,944,650
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	2,090,000	2,105,675
Key Energy Services, Inc.
6.750%, 03/01/2021	2,415,000	2,523,675
Kinder Morgan, Inc.
5.625%, 11/15/2023 (S)	3,350,000	3,374,408
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	1,480,000	1,642,800
Lonestar Resources America, Inc.
8.750%, 04/15/2019 (S)	1,050,000	1,055,250
Magnum Hunter Resources Corp.
9.750%, 05/15/2020	4,320,000	4,773,600
MarkWest Energy Partners LP
6.250%, 06/15/2022	2,405,000	2,597,400
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,250,000	1,325,000
6.500%, 03/15/2021 (S)	2,070,000	2,191,613
7.000%, 03/31/2024 (S)	2,180,000	2,354,400
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	3,490,000	2,757,100
Murphy Oil USA, Inc.
6.000%, 08/15/2023 (S)	2,190,000	2,277,600
Natural Resource Partners LP
9.125%, 10/01/2018 (S)	2,400,000	2,508,000
New Gulf Resources LLC
11.750%, 05/15/2019	3,170,000	3,166,038
Pacific Drilling SA
5.375%, 06/01/2020 (S)	1,420,000	1,391,600
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)	2,280,000	2,433,900
Pan American Energy LLC
7.875%, 05/07/2021	1,097,000	1,129,910
Parker Drilling Company
6.750%, 07/15/2022 (S)	2,560,000	2,649,600
Parsley Energy LLC
7.500%, 02/15/2022 (S)	3,230,000	3,415,725
Peabody Energy Corp.
7.875%, 11/01/2026	2,730,000	2,866,500

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Penn Virginia Resource Partners LP
6.500%, 05/15/2021		$830,000	$894,325
Petrobras Global Finance BV
4.375%, 05/20/2023		3,400,000	3,244,831
6.250%, 03/17/2024		1,010,000	1,072,665
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		1,690,000	1,808,300
Plains Exploration & Production Company
6.875%, 02/15/2023		570,000	647,663
Puma International Financing SA
6.750%, 02/01/2021 (S)		5,450,000	5,697,430
QEP Resources, Inc.
5.250%, 05/01/2023		1,500,000	1,500,000
5.375%, 10/01/2022		2,790,000	2,824,875
6.875%, 03/01/2021		1,110,000	1,234,875
Quicksilver Resources, Inc.
11.000%, 07/01/2021		2,680,000	2,750,350
Regency Energy Partners LP
4.500%, 11/01/2023		2,380,000	2,266,950
Rice Energy, Inc.
6.250%, 05/01/2022 (S)		2,690,000	2,713,538
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024 (S)		730,000	750,075
Samson Investment Company
10.750%, 02/15/2020 (S)		4,840,000	5,057,800
Sanchez Energy Corp.
7.750%, 06/15/2021 (S)		5,820,000	6,227,400
SESI LLC
7.125%, 12/15/2021		2,300,000	2,599,000
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		1,700,000	1,827,500
Sibur Securities, Ltd.
3.914%, 01/31/2018 (S)		200,000	188,000
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		2,331,000	2,319,345
Summit Midstream Holdings LLC
7.500%, 07/01/2021		1,430,000	1,551,550
Targa Resources Partners LP
4.250%, 11/15/2023		280,000	264,600
5.250%, 05/01/2023		1,420,000	1,451,950
6.375%, 08/01/2022		1,842,000	1,975,545
TMK OAO
6.750%, 04/03/2020 (S)		260,000	247,650
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	369,564
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)		$2,500,000	2,637,500
Westmoreland Coal Company
10.750%, 02/01/2018 (S)		1,710,000	1,855,350
Xinergy Corp.
9.250%, 05/15/2019 (S)		400,000	267,000

			202,795,962
Financials - 8.3%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)		2,840,000	2,861,300
Ally Financial, Inc.
8.000%, 03/15/2020		1,980,000	2,400,750
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)		2,490,000	2,409,075
Barclays Bank PLC
7.625%, 11/21/2022		1,190,000	1,367,013

63

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Barclays Bank PLC (continued)
10.179%, 06/12/2021 (S)		$3,270,000	$4,497,937
CIT Group, Inc.
5.000%, 08/01/2023		6,670,000	6,736,700
Citigroup, Inc.
6.300%, 05/15/2024 (P)(Q)		4,790,000	4,862,808
Co-operative Group Holdings 2011
6.875%, 07/08/2020 (P)	GBP	387,000	684,367
7.500%, 07/08/2026 (P)		720,000	1,267,206
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		$2,745,000	2,731,275
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q)(S)		1,560,000	1,833,000
CTR Partnership LP
5.875%, 06/01/2021 (S)		2,350,000	2,373,500
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		1,550,000	1,662,375
First Cash Financial Services, Inc.
6.750%, 04/01/2021 (S)		1,190,000	1,259,913
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		4,400,000	4,862,000
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,624,124
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		$5,550,000	6,063,375
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)		1,240,000	1,184,200
KION Finance SA
6.750%, 02/15/2020 (S)	EUR	3,817,000	5,694,840
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		$1,740,000	2,053,200
M&T Bank Corp.
6.875%, 06/15/2016 (Q)		2,900,000	2,920,703
Navient Corp.
6.125%, 03/25/2024		2,490,000	2,502,450
8.450%, 06/15/2018		2,090,000	2,460,975
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)		980,000	1,314,474
Realogy Group LLC
4.500%, 04/15/2019 (S)		1,220,000	1,223,050
Royal Bank of Scotland Group PLC
6.000%, 12/19/2023		1,200,000	1,286,082
Stearns Holdings, Inc.
9.375%, 08/15/2020 (S)		1,300,000	1,358,500
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	1,215,163
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		$4,480,000	4,816,000
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		4,650,000	5,394,000
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	941,268

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Royal Bank of Scotland PLC
13.125%, 03/19/2022 (P)	AUD	5,160,000	$5,738,170
TMX Finance LLC
8.500%, 09/15/2018 (S)		$1,820,000	1,933,750
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)		3,850,000	4,047,313

			95,580,856
Health Care - 4.4%
Acadia Healthcare Company, Inc.
6.125%, 03/15/2021		2,050,000	2,142,250
12.875%, 11/01/2018		1,469,000	1,762,800
Alere, Inc.
6.500%, 06/15/2020		3,155,000	3,320,638
Catamaran Corp.
4.750%, 03/15/2021		2,630,000	2,669,450
Centene Corp.
4.750%, 05/15/2022		3,140,000	3,179,250
DJO Finance LLC
9.750%, 10/15/2017		863,000	914,780
9.875%, 04/15/2018		2,910,000	3,135,525
ExamWorks Group, Inc.
9.000%, 07/15/2019		3,996,000	4,345,650
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		3,660,000	3,971,100
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)		1,750,000	1,811,250
HCA, Inc.
5.000%, 03/15/2024		7,670,000	7,785,050
7.500%, 02/15/2022		610,000	703,025
IASIS Healthcare LLC
8.375%, 05/15/2019		5,430,000	5,789,738
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)		3,000,000	3,075,000
Labco SAS
8.500%, 01/15/2018 (S)	EUR	299,000	433,056
Ontex IV SA
9.000%, 04/15/2019 (S)		370,000	549,758
9.000%, 04/15/2019		480,000	713,200
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)		$1,660,000	1,780,350
Teleflex, Inc.
5.250%, 06/15/2024 (S)		1,900,000	1,926,125
Tenet Healthcare Corp.
9.250%, 02/01/2015		170,000	178,500

			50,186,495
Industrials - 15.5%
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)		1,150,000	1,194,045
Alliant Techsystems, Inc.
5.250%, 10/01/2021 (S)		2,550,000	2,658,375
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021		1,076,421	1,192,137
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		1,475,480	1,527,122

64

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		$3,240,000	$3,426,300
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)		2,894,097	3,031,567
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		2,950,000	3,053,250
Andrade Gutierrez International SA
4.000%, 04/30/2018 (S)		1,670,000	1,682,525
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		3,240,000	3,531,600
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		3,720,000	3,747,900
Astaldi SpA
7.125%, 12/01/2020 (S)	EUR	1,470,000	2,167,704
7.125%, 12/01/2020		300,000	442,389
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		$3,450,000	3,165,375
CBC Ammo LLC
7.250%, 11/15/2021 (S)		4,860,000	4,981,500
CMA CGM SA
8.875%, 04/15/2019 (S)	EUR	900,000	1,318,848
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		$340,115	359,672
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		365,198	397,153
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		38,568	43,293
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,275,351	1,484,253
Delta Air Lines 2007-1 Class C Pass
Through Trust
8.954%, 08/10/2014		48,707	49,438
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,444,133	1,655,337
Delta Air Lines Pass Through Certificates
Series 2012-1, Class B
6.875%, 05/07/2019 (S)		645,860	713,675
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		6,530,000	6,970,775
Ducommun, Inc.
9.750%, 07/15/2018		3,914,000	4,373,895
Emeco Pty, Ltd.
9.875%, 03/15/2019 (S)		1,530,000	1,564,425
Empresas ICA SAB de CV
8.875%, 05/29/2024 (S)		4,610,000	4,575,425
Erickson, Inc.
8.250%, 05/01/2020 (S)		5,018,000	5,118,360
Europcar Groupe SA
9.375%, 04/15/2018 (S)	EUR	140,000	204,200
11.500%, 05/15/2017 (S)		1,480,000	2,325,996
11.500%, 05/15/2017		400,000	628,648
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		$2,610,000	2,844,900
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		2,020,000	2,103,325

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Florida East Coast Holdings Corp. (continued)
9.750%, 05/01/2020 (S)		$1,270,000	$1,323,975
Garda World Security Corp.
7.250%, 11/15/2021 (S)		840,000	883,050
GenCorp, Inc.
7.125%, 03/15/2021		1,420,000	1,544,250
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)		1,560,000	1,657,500
Griffon Corp.
5.250%, 03/01/2022 (S)		5,220,000	5,154,750
H&E Equipment Services, Inc.
7.000%, 09/01/2022		2,570,000	2,827,000
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		2,660,000	2,856,175
Hawaiian Airlines 2013-1 Class B Pass
Through Certificates
4.950%, 01/15/2022		2,640,000	2,613,600
Horizon Lines LLC
11.000%, 10/15/2016		2,030,000	2,037,613
Horizon Lines LLC, PIK
13.000%, 10/15/2016		2,104,140	1,893,726
International Lease Finance Corp.
3.875%, 04/15/2018		290,000	297,975
4.625%, 04/15/2021		960,000	976,800
8.250%, 12/15/2020		3,080,000	3,730,650
8.625%, 01/15/2022		3,800,000	4,702,500
8.750%, 03/15/2017		910,000	1,063,563
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,890,000	2,060,100
JM Huber Corp.
9.875%, 11/01/2019 (S)		1,540,000	1,759,450
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (S)		1,760,000	1,804,000
KP Germany Erste GmbH
11.625%, 07/15/2017	EUR	630,000	974,720
11.625%, 07/15/2017 (S)		870,000	1,346,042
KraussMaffei Group GmbH
8.750%, 12/15/2020		825,000	1,267,985
8.750%, 12/15/2020 (S)		870,000	1,337,148
Michael Baker Holdings LLC, PIK
8.875%, 04/15/2019 (S)		$4,990,000	5,039,900
Michael Baker International LLC
8.250%, 10/15/2018 (S)		3,780,000	4,016,250
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		3,180,000	3,331,050
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		3,660,000	3,742,350
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		2,090,000	2,215,400
Quality Distribution LLC
9.875%, 11/01/2018		3,690,000	3,957,525
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		3,185,000	3,392,025
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		430,000	463,325
Rexel SA
5.250%, 06/15/2020 (S)		2,150,000	2,257,500
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		1,800,000	2,002,500
syncreon Group BV
8.625%, 11/01/2021 (S)		3,660,000	3,714,900

65

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	800,000	$1,180,488
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)		200,000	285,580
Triumph Group, Inc.
5.250%, 06/01/2022 (S)		$1,410,000	1,420,575
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		2,520,000	2,721,600
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 08/15/2021		5,800,000	6,003,000
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 04/11/2022		840,000	846,552
United Rentals North America, Inc.
5.750%, 11/15/2024		1,510,000	1,562,850
7.625%, 04/15/2022		3,884,000	4,403,485
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		1,683,402	1,822,283
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		1,100,000	1,127,500
Vander Intermediate Holding II Corp.,
PIK
9.750%, 02/01/2019 (S)		1,210,000	1,282,600
Watco Companies LLC
6.375%, 04/01/2023 (S)		2,530,000	2,580,600
Waterjet Holdings, Inc.
7.625%, 02/01/2020 (S)		1,050,000	1,115,625
WESCO Distribution, Inc.
5.375%, 12/15/2021 (S)		1,930,000	1,978,250

			179,109,692
Information Technology - 2.5%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		2,240,000	2,363,200
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		1,980,000	2,133,450
6.125%, 09/15/2023 (S)		1,400,000	1,543,500
Ancestry.com, Inc.
11.000%, 12/15/2020		1,290,000	1,512,525
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)		1,460,000	1,503,800
Audatex North America, Inc.
6.125%, 11/01/2023 (S)		770,000	824,863
Bankrate, Inc.
6.125%, 08/15/2018 (S)		560,000	595,700
Belden, Inc.
5.500%, 09/01/2022 (S)		1,820,000	1,842,750
Cerved Group SpA
6.375%, 01/15/2020 (S)	EUR	250,000	369,754
8.000%, 01/15/2021		350,000	529,584
8.000%, 01/15/2021 (S)		350,000	529,584
First Data Corp.
11.750%, 08/15/2021		$3,720,000	4,129,200
12.625%, 01/15/2021		4,350,000	5,230,875
First Data Corp., PIK
8.750%, 01/15/2022 (S)		2,550,000	2,792,250
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018 (S)		2,340,000	2,386,800

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Kemet Corp.
10.500%, 05/01/2018		$490,000	$518,175

			28,806,010
Materials - 9.1%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)		1,100,000	1,232,660
Appvion, Inc.
9.000%, 06/01/2020 (S)		6,710,000	6,693,225
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		1,268,879	1,357,701
Ardagh Packaging Finance PLC
6.250%, 01/31/2019 (S)		240,000	248,400
6.750%, 01/31/2021 (S)		710,000	740,175
7.375%, 10/15/2017 (S)	EUR	750,000	1,074,094
9.125%, 10/15/2020 (S)		$4,130,000	4,553,325
9.250%, 10/15/2020 (S)	EUR	830,000	1,250,213
AuRico Gold, Inc.
7.750%, 04/01/2020 (S)		$2,080,000	2,043,600
Axiall Corp.
4.875%, 05/15/2023 (S)		1,750,000	1,736,875
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		2,590,000	2,395,750
Barrick Gold Corp.
4.100%, 05/01/2023		600,000	584,105
Cemex SAB de CV
9.000%, 01/11/2018		800,000	864,000
Clearwater Paper Corp.
4.500%, 02/01/2023		1,300,000	1,261,000
Coeur Mining, Inc.
7.875%, 02/01/2021		3,620,000	3,520,450
Eagle Spinco, Inc.
4.625%, 02/15/2021 (S)		1,260,000	1,260,000
Essar Steel Minnesota LLC
11.500%, 05/15/2020 (S)		2,870,000	2,948,925
Evraz Group SA
6.750%, 04/27/2018 (S)		5,200,000	5,063,500
Exopack Holdings SA
7.875%, 11/01/2019 (S)		3,700,000	3,940,500
Fibria Overseas Finance, Ltd.
5.250%, 05/12/2024		1,720,000	1,733,244
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)		7,480,000	7,867,100
8.250%, 11/01/2019 (S)		120,000	130,500
Global Brass & Copper, Inc.
9.500%, 06/01/2019		2,530,000	2,890,525
Hexion US Finance Corp.
6.625%, 04/15/2020		2,554,000	2,688,085
8.875%, 02/01/2018		2,422,000	2,524,935
HIG BBC Intermediate Holdings LLC,
PIK
10.500%, 09/15/2018 (S)		1,600,000	1,542,000
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		450,000	465,750
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,832,811
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$3,270,000	1,667,700
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (H)(S)		2,294,000	539,090
Mirabela Nickel, Ltd., PIK
3.500%, 06/30/2014 (S)		848,000	638,154
Molycorp, Inc.
10.000%, 06/01/2020 (L)		1,930,000	1,732,175

66

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Momentive Performance Materials, Inc.
8.875%, 10/15/2020 (H)		$630,000	$678,825
New World Resources NV
7.875%, 05/01/2018	EUR	440,000	377,865
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)		$930,000	967,200
Rain CII Carbon LLC
8.250%, 01/15/2021 (S)		3,250,000	3,371,875
Resolute Forest Products, Inc.
5.875%, 05/15/2023		4,620,000	4,458,300
Ryerson, Inc.
9.000%, 10/15/2017		4,980,000	5,347,275
11.250%, 10/15/2018		870,000	974,400
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		900,000	945,000
St. Barbara, Ltd.
8.875%, 04/15/2018 (S)		3,690,000	3,035,025
Suncoke Energy Partners LP
7.375%, 02/01/2020 (S)		1,120,000	1,192,800
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017 (L)		1,770,000	1,982,400
12.500%, 05/01/2019		2,070,000	2,323,575
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		4,940,000	5,106,725
6.750%, 06/07/2016 (S)		1,300,000	1,379,690
Verso Paper Holdings LLC
11.750%, 01/15/2019		3,440,000	3,663,600
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		600,000	617,250

			105,442,372
Telecommunication Services - 6.5%
Axtel SAB de CV (8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)		2,329,000	2,363,935
CCU Escrow Corp.
10.000%, 01/15/2018 (S)		2,370,000	2,263,350
CenturyLink, Inc.
5.800%, 03/15/2022		420,000	436,800
6.450%, 06/15/2021		2,150,000	2,338,125
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		100,000	96,000
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		3,280,000	3,517,800
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)		5,030,000	5,004,850
7.500%, 04/01/2021		910,000	996,450
Level 3 Financing, Inc.
7.000%, 06/01/2020		2,000,000	2,165,000
8.625%, 07/15/2020		2,760,000	3,098,100
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)	EUR	1,710,000	2,492,990
Phones4u Finance PLC
9.500%, 04/01/2018 (S)	GBP	630,000	1,102,205
Sprint Capital Corp.
6.875%, 11/15/2028		$6,810,000	6,980,250
8.750%, 03/15/2032		14,960,000	17,316,200
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		1,330,000	1,615,950
Sprint Corp.
7.875%, 09/15/2023 (S)		3,930,000	4,440,900
tw telecom holdings, Inc.
5.375%, 10/01/2022		456,000	465,690
6.375%, 09/01/2023		3,010,000	3,220,700

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$2,300,000	$2,535,750
Vimpel Communications
6.493%, 02/02/2016 (S)		610,000	631,167
Vimpel Communications OJSC Via UBS
Luxembourg SA
8.250%, 05/23/2016		1,920,000	2,059,200
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	2,912,000
Windstream Corp.
6.375%, 08/01/2023		1,500,000	1,488,750
7.500%, 06/01/2022 to 04/01/2023		4,860,000	5,164,000

			74,706,162
Utilities - 2.8%
AES Corp.
4.875%, 05/15/2023		3,230,000	3,165,400
5.500%, 03/15/2024		1,490,000	1,527,250
7.375%, 07/01/2021		1,130,000	1,299,500
Atlantic Power Corp.
9.000%, 11/15/2018		320,000	339,200
Calpine Corp.
5.875%, 01/15/2024 (S)		2,530,000	2,650,175
7.500%, 02/15/2021 (S)		1,553,000	1,688,888
Midwest Generation LLC, Series B
8.560%, 01/02/2016		1,067,903	1,193,382
Mirant Mid-Atlantic LLC
10.060%, 12/30/2028		5,188,118	5,862,573
NRG REMA LLC
9.237%, 07/02/2017		4,134,262	4,278,961
9.681%, 07/02/2026		4,350,000	4,741,500
Red Oak Power LLC
9.200%, 11/30/2029		720,000	784,800
Suburban Propane Partners LP
5.500%, 06/01/2024		4,000,000	4,050,000
7.375%, 03/15/2020		1,210,000	1,293,188

			32,874,817

TOTAL CORPORATE BONDS (Cost $1,002,749,331)			$1,036,182,602

CAPITAL PREFERRED SECURITIES - 0.5%
Consumer Staples - 0.2%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		2,229,000	2,234,573
Financials - 0.3%
Deutsche Postbank Funding Trust IV
(5.983% 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	1,552,969
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)		$1,842,000	1,989,360

			3,542,329

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $5,257,956)			$5,776,902

67

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS - 0.0%
Telecommunication Services - 0.0%
Axtel SAB de CV (8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)	MXN	2,655,000	$340,742

TOTAL CONVERTIBLE BONDS (Cost $414,542)			$340,742

TERM LOANS (M) - 2.2%
Consumer Discretionary - 0.8%
CWGS Group LLC
5.750%, 02/20/2020		$3,418,500	3,414,227
Equinox Holdings, Inc.
9.750%, 07/31/2020		2,340,000	2,363,400
Stockbridge
13.000%, 05/02/2017		2,705,000	3,002,550
The Gymboree Corp.
5.000%, 02/23/2018		1,170,000	949,650

			9,729,827
Consumer Staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		970,000	934,433
Health Care - 0.8%
CRC Health Corp.
9.000%, 09/28/2021		2,210,000	2,217,366
Immucor, Inc.
5.000%, 08/17/2018		1,179,984	1,179,984
Physiotherapy Associates Holdings, Inc.
10.000%, 10/10/2016		2,450,000	2,413,250
Radnet Management, Inc.
8.000%, 03/05/2021		2,840,000	2,847,100

			8,657,700
Industrials - 0.3%
Intelligrated, Inc.
10.500%, 01/30/2020		3,850,000	3,902,938
Information Technology - 0.2%
Kronos, Inc.
9.750%, 04/30/2020		1,810,000	1,865,808

TOTAL TERM LOANS (Cost $24,523,879)			$25,090,706

ASSET BACKED SECURITIES - 0.0%
Dynegy Roseton LLC 7.670%, 08/11/2016		1,820,000	0

TOTAL ASSET BACKED SECURITIES (Cost $903,859)			$0

COMMON STOCKS - 2.1%
Consumer Discretionary - 0.2%
Bossier Casino Venture Holdco, Inc. (I)(S)		163,507	$327,014
Ford Motor Company		234,679	2,046,830

			2,373,844
Financials - 1.3%
Citigroup, Inc.		119,793	5,698,553
JPMorgan Chase & Company		48,826	2,713,261
KCAD Holdings I, Ltd. (I)		752,218,031	5,152,694
Realogy Holdings Corp. (I)		28,496	1,059,481

			14,623,989
Health Care - 0.1%
Physiotherapy
Associates Holdings, Inc. (I)		33,100	1,807,922
Industrials - 0.4%
DeepOcean Group Holdings AS		151,066	4,531,980

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials (continued)
Horizon Lines, Inc., Class A (I)	1,563,813	$562,973

		5,094,953
Materials - 0.1%
LyondellBasell Industries NV, Class A	7,952	791,781

TOTAL COMMON STOCKS (Cost $26,565,230)		$24,692,489

MUNICIPAL BONDS - 0.1%
United States - 0.1%
Commonwealth of Puerto Rico
8.000%, 07/01/2035	$1,530,000	$1,365,494

PREFERRED SECURITIES - 1.3%
Financials - 1.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	48,350	$1,324,790
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	394,500	10,698,840
Santander Finance Preferred SAU
(10.500% to 09/29/2014, then
3 month LIBOR + 7.673%)	1,790	1,872,788

		13,896,418
Materials - 0.1%
ArcelorMittal, 6.000%	19,800	459,954

TOTAL PREFERRED SECURITIES (Cost $13,626,272)		$14,356,372

WARRANTS - 0.0%
Jack Cooper Holdings Corp. (Expiration
Date: 05/16/2018; Strike
Price: $27.33) (I)(S)	2,163	324,450

TOTAL WARRANTS (Cost $118,257)		$324,450

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	709,417	$7,099,352

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,099,181)		$7,099,352

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
State Street Institutional Liquid Reserves
Fund, 0.0688% (Y)	$13,595,610	$13,595,610

TOTAL SHORT-TERM INVESTMENTS (Cost $13,595,610)		$13,595,610

Total Investments (High Yield Fund)
(Cost $1,109,878,383) - 99.0%		$1,140,958,232
Other assets and liabilities, net - 1.0%		11,064,737

TOTAL NET ASSETS - 100.0%		$1,152,022,969

International Growth Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.4%
Argentina - 0.9%
MercadoLibre, Inc.	87,600	$7,452,132

68

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia - 2.3%
Cochlear, Ltd.	49,453	$2,758,894
Fortescue Metals Group, Ltd.	2,774,780	11,432,855
Woodside Petroleum, Ltd.	133,877	5,261,846

		19,453,595
Brazil - 2.4%
BM&F Bovespa SA	1,450,100	7,107,128
Itau Unibanco Holding SA, ADR	464,590	7,201,145
Vale SA (Preference A Shares), ADR	494,900	5,681,452

		19,989,725
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA, ADR	137,100	4,145,904
China - 6.6%
Baidu, Inc., ADR (I)	280,900	46,629,400
New Oriental Education & Technology
Group, ADR	255,700	6,602,174
Youku.com, Inc., ADR (I)	153,856	3,000,192

		56,231,766
Denmark - 3.6%
Chr. Hansen Holding A/S	113,514	4,833,324
Novo Nordisk A/S, B Shares	368,758	15,613,287
Novozymes A/S, B Shares	197,515	9,681,795

		30,128,406
France - 4.7%
Essilor International SA	41,465	4,358,878
Kering	81,793	18,069,257
L’Oreal SA	100,678	17,574,419

		40,002,554
Germany - 2.4%
Aixtron SE NA (I)	219,639	3,237,196
HeidelbergCement AG	67,780	5,843,216
SMA Solar Technology AG	58,021	2,326,367
Volkswagen AG	34,104	8,991,116

		20,397,895
Hong Kong - 8.8%
AIA Group, Ltd.	4,951,200	24,858,277
Belle International Holdings, Ltd.	1,653,000	1,646,449
Hong Kong Exchanges & Clearing, Ltd.	323,328	6,041,252
Tencent Holdings Ltd.	2,997,000	42,189,309

		74,735,287
Ireland - 0.7%
James Hardie Industries, Ltd.	415,008	5,553,668
Italy - 5.5%
Fiat SpA (I)	2,080,455	21,793,244
UniCredit SpA	2,873,003	25,083,246

		46,876,490
Japan - 10.2%
Gree, Inc.	253,600	2,324,919
M3, Inc.	265,800	4,146,644
Rakuten, Inc.	1,434,900	18,692,875
Sanrio Company, Ltd.	120,400	3,254,328
SBI Holdings, Inc.	396,000	4,549,623
SMC Corp.	59,300	15,571,654
SoftBank Corp.	498,300	36,223,349
Yaskawa Electric Corp.	133,200	1,644,588

		86,407,980

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway - 1.0%
Schibsted ASA	137,392	$8,055,473
Peru - 1.5%
Credicorp, Ltd., ADR	78,797	12,312,031
Portugal - 0.5%
Jeronimo Martins SGPS SA	244,193	4,170,251
Russia - 1.0%
Magnit OJSC, GDR (I)	92,625	5,404,920
Mail.ru Group, Ltd., GDR	89,691	3,060,296

		8,465,216
Singapore - 0.4%
Singapore Exchange, Ltd.	626,000	3,439,983
South Korea - 2.5%
Celltrion, Inc.	118,025	5,637,057
NAVER Corp.	20,332	15,144,769

		20,781,826
Spain - 9.2%
Banco Popular Espanol SA	3,711,132	26,228,640
Banco Santander SA	1,448,584	14,832,997
Distribuidora Internacional de Alimentacion SA	943,416	8,723,122
Inditex SA	191,639	27,830,519

		77,615,278
Sweden - 10.4%
Alfa Laval AB	372,847	9,777,241
Atlas Copco AB, A Shares	882,851	25,919,821
Elekta AB, B Shares	344,074	4,456,501
Investment AB Kinnevik, B Shares	462,216	18,348,135
Sandvik AB	563,657	8,034,648
Svenska Handelsbanken AB, A Shares	288,569	14,685,065
Volvo AB, B Shares	448,118	6,523,531

		87,744,942
Switzerland - 6.4%
ABB, Ltd.	316,151	7,512,019
Cie Financiere Richemont SA	194,009	20,470,862
Geberit AG	25,913	8,587,969
Syngenta AG	34,763	13,380,405
The Swatch Group AG, BR Shares	7,511	4,441,496

		54,392,751
Taiwan - 0.7%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,567,000	6,280,529
Turkey - 2.0%
BIM Birlesik Magazalar AS	226,040	4,957,097
Turkiye Garanti Bankasi AS	2,982,283	12,142,177

		17,099,274
United Kingdom - 13.2%
Aggreko PLC	475,873	13,303,606
ARM Holdings PLC	1,288,719	19,864,268
British American Tobacco PLC	116,575	7,058,718
Meggitt PLC	1,060,979	8,615,317
Ocado Group PLC (I)	683,736	4,442,011
Prudential PLC	1,027,709	23,906,427
Rolls-Royce Holdings PLC	1,072,669	18,721,144
Standard Chartered PLC	711,172	16,012,057

		111,923,548

TOTAL COMMON STOCKS (Cost $635,158,209)		$823,656,504

69

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 1.2%
Germany - 1.2%
Porsche Automobil Holding SE	89,849	9,603,427
United Kingdom - 0.0%
Rolls-Royce Holdings PLC	143,737,646	240,933

TOTAL PREFERRED SECURITIES (Cost $5,419,520)		$9,844,360

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
State Street Institutional Liquid Reserves
Fund, 0.0688% (Y)	10,290,127	10,290,127

TOTAL SHORT-TERM INVESTMENTS (Cost $10,290,127)		$10,290,127

Total Investments (International Growth Opportunities Fund)
(Cost $650,867,856) - 99.8%		$843,790,991
Other assets and liabilities, net - 0.2%		1,484,942

TOTAL NET ASSETS - 100.0%		$845,275,933

International Growth Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.3%
Australia - 3.3%
Amcor, Ltd.	1,046,600	$10,355,218
Brambles, Ltd.	869,019	7,795,594
CSL, Ltd.	73,311	4,822,227

		22,973,039
Belgium - 1.5%
Anheuser-Busch InBev NV	94,806	10,410,301
Brazil - 3.5%
Banco Bradesco SA, ADR	654,274	9,127,122
BM&F Bovespa SA	2,335,400	11,446,097
BRF SA	167,689	3,608,573

		24,181,792
Canada - 8.1%
Agrium, Inc.	61,878	5,556,066
Canadian National Railway Company	96,626	5,860,118
Cenovus Energy, Inc.	190,934	5,682,413
CGI Group, Inc., Class A (I)	269,160	9,159,830
Encana Corp.	356,996	8,313,335
Fairfax Financial Holdings, Ltd.	14,346	6,460,662
Suncor Energy, Inc.	402,993	15,509,451

		56,541,875
China - 3.3%
Baidu, Inc., ADR (I)	63,543	10,548,138
CNOOC, Ltd.	2,059,907	3,520,046
Great Wall Motor Company, Ltd., H Shares	519,000	2,141,701
Industrial & Commercial Bank of China, Ltd.,
H Shares	10,000,539	6,494,930

		22,704,815
Denmark - 2.4%
Carlsberg A/S, B Shares	91,465	9,541,240
Novo Nordisk A/S, B Shares	169,699	7,185,090

		16,726,330

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France - 4.8%
Publicis Groupe SA	132,163	$11,411,479
Schneider Electric SE	95,582	9,004,276
Total SA	188,497	13,233,722

		33,649,477
Germany - 6.5%
adidas AG	51,773	5,560,971
Allianz SE	62,516	10,620,095
Deutsche Boerse AG	110,003	8,402,557
Deutsche Post AG	183,712	6,823,331
SAP AG	177,265	13,570,542

		44,977,496
Hong Kong - 3.3%
Galaxy Entertainment Group, Ltd.	1,684,910	13,522,775
Hutchison Whampoa, Ltd.	730,410	9,797,170

		23,319,945
Ireland - 1.7%
Shire PLC	209,544	12,085,195
Israel - 2.0%
Teva Pharmaceutical Industries, Ltd., ADR	276,195	13,945,086
Japan - 6.2%
Denso Corp.	101,653	4,682,277
FANUC Corp.	41,188	7,040,441
Japan Tobacco, Inc.	238,500	8,101,470
Keyence Corp.	14,773	5,771,093
Komatsu, Ltd.	296,317	6,456,656
Toyota Motor Corp.	200,970	11,382,115

		43,434,052
Mexico - 1.8%
Fomento Economico Mexicano SAB
de CV, ADR	36,370	3,455,514
Grupo Televisa SA, ADR	272,721	9,217,970

		12,673,484
Netherlands - 2.7%
Royal Dutch Shell PLC, B Shares	262,689	10,738,096
Unilever NV	185,912	8,064,535

		18,802,631
Singapore - 4.5%
Avago Technologies, Ltd.	157,001	11,095,261
Keppel Corp., Ltd.	993,135	8,419,663
United Overseas Bank, Ltd.	637,834	11,482,264

		30,997,188
South Korea - 3.3%
Hyundai Mobis	35,626	10,071,878
Samsung Electronics Company, Ltd.	8,946	12,672,660

		22,744,538
Spain - 1.2%
Amadeus IT Holding SA, A Shares	183,077	8,047,973
Sweden - 2.4%
Ericsson LM, B Shares	591,633	7,374,568
Investor AB, B Shares	230,890	9,077,053

		16,451,621
Switzerland - 7.9%
ABB, Ltd. (I)	368,204	8,748,843
Julius Baer Group, Ltd. (I)	149,431	6,474,664
Novartis AG	87,463	7,869,406
Roche Holding AG	46,990	13,850,405

70

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Syngenta AG	24,523	$9,438,992
UBS AG (I)	417,849	8,401,077

		54,783,387
Taiwan - 1.8%
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,154,000	12,641,218
Thailand - 1.0%
Kasikornbank PCL, NVDR	1,201,900	6,879,365
Turkey - 1.2%
Akbank T.A.S.	2,199,850	8,576,662
United Kingdom - 16.9%
Aberdeen Asset Management PLC	955,280	7,139,380
British American Tobacco PLC	237,515	14,381,741
British Sky Broadcasting Group PLC	931,427	13,772,097
Centrica PLC	1,070,963	6,032,874
Compass Group PLC	954,864	15,955,189
Informa PLC	617,741	5,337,779
Kingfisher PLC	960,143	6,323,465
Next PLC	56,939	6,355,285
Reed Elsevier PLC	1,215,415	19,396,977
Smith & Nephew PLC	553,931	9,712,044
WPP PLC	625,139	13,519,325

		117,926,156

TOTAL COMMON STOCKS (Cost $473,917,708)		$635,473,626

SHORT-TERM INVESTMENTS - 8.2%
Money Market Funds - 8.2%
State Street Institutional Liquid Reserves
Fund, 0.0688% (Y)	57,093,840	57,093,840

TOTAL SHORT-TERM INVESTMENTS (Cost $57,093,840)		$57,093,840

Total Investments (International Growth Stock Fund)
(Cost $531,011,548) - 99.5%		$692,567,466
Other assets and liabilities, net - 0.5%		3,340,971

TOTAL NET ASSETS - 100.0%		$695,908,437

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.6%
Austria - 0.8%
Wienerberger AG	303,325	$5,445,873
Bahamas - 1.0%
Steiner Leisure, Ltd. (I)	170,760	6,861,137
Belgium - 1.1%
Barco NV	99,780	7,663,305
Brazil - 0.6%
Cia de Saneamento de Minas Gerais-COPASA	244,900	4,226,146
Canada - 8.7%
AGF Management, Ltd., Class B	445,000	5,277,783
Canaccord Genuity Group, Inc.	542,706	5,475,610
Dorel Industries, Inc., Class B	239,000	9,081,251
Enerflex, Ltd.	327,300	4,929,271
Ensign Energy Services, Inc.	325,500	4,872,143
Genworth MI Canada, Inc. (L)	230,800	8,194,964

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
HudBay Minerals, Inc.	1,214,170	$10,705,031
Mullen Group, Ltd.	295,470	7,929,703
Trican Well Service, Ltd.	276,900	4,244,285

		60,710,041
China - 3.9%
China ZhengTong Auto
Services Holdings, Ltd.	7,460,000	3,884,676
Daphne International Holdings, Ltd. (L)	6,184,000	2,419,710
Kingdee International Software
Group Company, Ltd. (I)(L)	27,712,000	9,109,851
Shenguan Holdings Group, Ltd. (L)	8,621,200	3,733,025
SinoMedia Holding, Ltd.	5,053,000	4,275,886
Springland International Holdings, Ltd.	9,573,400	4,027,403

		27,450,551
Finland - 3.9%
Amer Sports OYJ	681,168	13,856,873
Huhtamaki OYJ	494,076	13,416,327

		27,273,200
France - 2.0%
Beneteau SA (I)	250,390	4,002,917
Ipsos	252,300	10,024,948

		14,027,865
Germany - 5.9%
DMG MORI SEIKI AG	326,790	10,414,824
Gerresheimer AG	180,950	12,184,315
Kloeckner & Company SE (I)	613,785	10,337,492
Leoni AG	102,150	8,186,597

		41,123,228
Greece - 0.5%
JUMBO SA (I)	231,285	3,448,617
Hong Kong - 6.7%
Dah Sing Financial Holdings, Ltd. (L)	812,074	4,344,668
Digital China Holdings, Ltd.	2,661,000	2,426,595
Luk Fook Holdings International, Ltd.	1,285,000	3,260,840
MIE Holdings Corp.	11,099,000	2,006,312
Sitoy Group Holdings, Ltd.	222,000	134,901
Stella International Holdings, Ltd. (L)	2,553,000	6,786,428
Techtronic Industries Company	5,076,500	15,911,864
Value Partners Group, Ltd.	6,372,200	4,035,291
Yingde Gases Group Company, Ltd.	6,902,500	7,562,518

		46,469,417
India - 1.1%
Jain Irrigation Systems, Ltd.	4,023,453	7,575,607
Italy - 2.8%
Amplifon SpA	614,675	3,802,929
Azimut Holding SpA	185,710	5,089,272
MARR SpA (L)	226,645	4,132,737
Sorin SpA (I)	2,270,327	6,763,488

		19,788,426
Japan - 13.3%
Aderans Company, Ltd.	244,900	3,667,893
Asahi Company, Ltd. (L)	248,800	3,327,201
Asics Corp.	688,900	14,925,918
Capcom Company, Ltd.	125,800	2,135,639
Descente, Ltd.	863,860	7,348,228
en-japan, Inc.	165,000	2,943,220
Keihin Corp.	435,600	6,556,058
Kobayashi Pharmaceutical Company, Ltd.	216,600	13,960,767

71

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Meitec Corp.	375,711	$11,464,500
Nissin Kogyo Company, Ltd.	145,410	2,683,632
Seria Company, Ltd.	100,600	4,124,455
Shinko Plantech Company, Ltd.	529,700	4,110,905
Square Enix Holdings Company, Ltd.	304,100	4,753,433
Tokai Rika Company, Ltd.	189,100	3,362,918
Tsumura & Company (L)	154,100	3,473,635
Unipres Corp.	180,400	3,918,796

		92,757,198
Luxembourg - 0.5%
Oriflame Cosmetics SA (L)	149,210	3,703,078
Netherlands - 5.5%
Aalberts Industries NV	356,981	11,752,844
Accell Group	195,391	3,680,302
Arcadis NV	297,520	10,518,515
Beter Bed Holding NV (L)	200,904	4,772,917
TKH Group NV	57,158	2,011,514
USG People NV	336,014	5,315,783

		38,051,875
Norway - 1.2%
Tomra Systems ASA	967,050	8,173,921
Russia - 0.7%
X5 Retail Group NV, GDR (I)	226,510	4,575,502
Singapore - 0.2%
Sakari Resources, Ltd. (I)	1,380,000	1,753,562
South Korea - 9.3%
Binggrae Company, Ltd.	61,227	5,047,975
BS Financial Group, Inc.	699,660	10,676,739
Daum Communications Corp.	54,237	5,207,234
DGB Financial Group, Inc.	538,430	8,245,860
Hyundai Mipo Dockyard	55,794	8,853,922
KIWOOM Securities Company, Ltd.	60,289	2,449,517
Korea Investment Holdings Company, Ltd.	93,950	3,570,186
Mirae Asset Securities Company, Ltd.	99,710	4,170,437
Sindoh Company, Ltd.	127,171	8,444,317
Youngone Corp.	185,810	8,243,412

		64,909,599
Spain - 2.9%
Construcciones y Auxiliar
de Ferrocarriles SA (L)	21,113	9,856,859
Melia Hotels International SA (L)	249,458	3,192,946
Tecnicas Reunidas SA	110,921	6,902,847

		19,952,652
Sweden - 0.5%
Duni AB	239,160	3,764,676
Switzerland - 4.2%
Logitech International SA (L)	778,790	10,163,210
Nobel Biocare Holding AG (I)	472,420	7,055,032
Panalpina Welttransport Holding AG	33,800	5,507,672
Vontobel Holding AG (L)	174,666	6,447,226

		29,173,140
Taiwan - 5.1%
D-Link Corp.	9,147,668	6,077,972
Giant Manufacturing Company, Ltd.	1,461,746	11,592,467
Simplo Technology Company, Ltd.	2,208,300	11,636,365
Ta Chong Bank, Ltd. (I)	4,733,325	1,596,222
Tripod Technology Corp.	2,573,000	5,055,009

		35,958,035

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand - 1.2%
Glow Energy PCL	1,396,088	$3,391,350
Hana Microelectronics PCL	5,091,800	5,350,810

		8,742,160
Turkey - 0.4%
Aygaz AS	564,738	2,494,590
United Kingdom - 8.6%
African Minerals, Ltd. (I)(L)	2,171,380	3,898,328
Bellway PLC	177,346	4,104,218
Bovis Homes Group PLC	252,440	3,213,195
Debenhams PLC	4,016,050	5,129,924
Devro PLC	330,551	1,423,649
Dignity PLC	142,591	3,373,969
Greggs PLC	1,227,780	10,748,029
HomeServe PLC	1,014,900	5,753,289
Laird PLC	1,683,800	8,505,526
Man Group PLC	4,338,558	7,303,592
Persimmon PLC (I)	158,535	3,557,939
UBM PLC	255,680	2,885,894

		59,897,552

TOTAL COMMON STOCKS (Cost $480,138,226)		$645,970,953

PREFERRED SECURITIES - 0.8%
Germany - 0.8%
Draegerwerk AG & Company KGaA (L)	54,800	5,703,700

TOTAL PREFERRED SECURITIES (Cost $7,123,702)		$5,703,700

EXCHANGE-TRADED FUNDS - 1.5%
iShares MSCI EAFE Small Cap Index Fund	200,600	10,559,584

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,142,873)		$10,559,584

RIGHTS - 0.0%
BS Financial Group, Inc. (Expiration Date:
7-4-14; Strike Price: KRW 13,600.00) (I)	118,672	226,829

TOTAL RIGHTS (Cost $0)		$226,829

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	3,788,180	37,909,453

TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,906,639)		$37,909,453

SHORT-TERM INVESTMENTS - 4.0%
Time Deposits - 4.0%
Royal Bank of Canada
0.050%, 06/02/2014*	$28,000,000	$28,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $28,000,000)		$28,000,000

Total Investments (International Small Cap Fund)
(Cost $563,311,440) - 104.4%		$728,370,519
Other assets and liabilities, net - (4.4%)		(30,875,616)

TOTAL NET ASSETS - 100.0%		$697,494,903

72

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.3%
Belgium - 0.2%
UCB SA	53,990	$4,305,148
Brazil - 1.1%
BM&FBovespa SA	1,789,400	8,770,076
Centrais Eletricas Brasileiras SA	1,315,300	3,869,047
Centrais Eletricas Brasileiras SA, ADR (L)	12,985	38,695
Petroleo Brasileiro Sponsored SA, ADR	419,870	6,268,659
Vale SA, ADR	397,902	4,567,915

		23,514,392
Canada - 5.8%
AGF Management, Ltd., Class B	352,600	4,181,902
Ensign Energy Services, Inc.	1,134,100	16,975,415
HudBay Minerals, Inc.	2,002,800	17,658,183
Suncor Energy, Inc.	843,200	32,451,108
Talisman Energy, Inc.	2,398,340	24,773,041
Trican Well Service, Ltd.	1,914,900	29,351,322

		125,390,971
China - 4.0%
China Life Insurance Company, Ltd., H Shares	4,005,000	11,001,555
China Shenhua Energy Company, Ltd.,
H Shares	7,439,500	20,387,643
China Telecom Corp., Ltd., H Shares	43,461,589	21,958,161
Shanghai Electric Group Company, Ltd.,
H Shares	17,898,000	6,444,910
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	6,236,600	11,702,284
Sinopharm Group Company, Ltd., H Shares	1,999,800	5,423,582
Trina Solar, Ltd., ADR (I)(L)	742,312	10,147,405

		87,065,540
Denmark - 0.4%
FLSmidth & Company A/S	154,140	9,043,776
France - 14.2%
AXA SA	1,704,657	42,131,835
BNP Paribas SA	830,810	58,165,264
Cie de Saint-Gobain	293,120	16,721,876
Cie Generale des Etablissements Michelin	177,320	21,836,065
Ipsen SA (L)	224,632	11,019,004
Orange SA (L)	1,054,491	17,639,662
Sanofi	554,196	59,250,742
Societe Generale SA (L)	247,335	14,256,555
Technip SA	58,470	6,284,200
Total SA (L)	665,772	46,741,548
Vivendi SA (I)	455,282	11,938,104

		305,984,855
Germany - 6.5%
Deutsche Boerse AG (L)	169,510	12,947,987
Deutsche Lufthansa AG	789,450	20,862,369
Gerresheimer AG	166,670	11,222,767
Kloeckner & Company SE (I)	685,220	11,540,615
Merck KGaA	94,864	16,314,402
Metro AG (I)	397,190	16,620,814
Muenchener Rueckversicherungs AG	67,826	15,048,017
SAP AG	67,040	5,132,255
Siemens AG	233,559	31,041,176

		140,730,402
Hong Kong - 2.6%
China Mobile, Ltd.	2,104,500	20,612,469
Digital China Holdings, Ltd.	7,056,000	6,434,444
First Pacific Company, Ltd.	3,525,000	3,992,796
Kingboard Chemical Holdings, Ltd.	8,926,800	16,794,475

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Kunlun Energy Company, Ltd.	3,598,000	$5,868,438
Noble Group, Ltd.	2,056,600	2,273,880
Value Partners Group, Ltd.	889,500	563,289

		56,539,791
India - 1.1%
ICICI Bank, Ltd.	346,134	8,261,020
Jain Irrigation Systems, Ltd.	3,087,748	5,813,803
LIC Housing Finance, Ltd.	1,022,980	5,522,595
Power Grid Corp. of India, Ltd.	1,794,737	3,708,421

		23,305,839
Ireland - 0.8%
CRH PLC	645,950	17,741,357
Israel - 0.9%
Teva Pharmaceutical Industries, Ltd., ADR	365,724	18,465,405
Italy - 3.7%
Eni SpA	1,132,140	28,833,657
Saipem SpA (I)	223,075	5,819,279
UniCredit SpA	5,038,140	43,986,346

		78,639,282
Japan - 6.2%
Canon, Inc.	207,900	6,853,358
Capcom Company, Ltd.	611,100	10,374,318
ITOCHU Corp.	2,801,500	33,259,284
Namco Bandai Holdings, Inc.	888,500	19,478,984
Nikon Corp.	470,100	7,480,190
Nissan Motor Company, Ltd.	2,111,400	19,055,489
Suntory Beverage & Food, Ltd.	305,100	11,655,276
Toyota Motor Corp.	434,700	24,619,623

		132,776,522
Netherlands - 6.6%
Aegon NV	3,592,330	31,213,070
Akzo Nobel NV	355,190	26,622,513
Fugro NV (L)	221,348	12,777,423
ING Groep NV (I)	2,005,608	28,128,415
QIAGEN NV (I)	187,900	4,317,000
Royal Dutch Shell PLC, B Shares	950,393	38,849,784

		141,908,205
Norway - 2.3%
Statoil ASA	1,067,750	32,724,163
Telenor ASA	700,201	16,607,490

		49,331,653
Russia - 0.9%
Lukoil OAO, ADR	117,991	6,673,571
MMC Norilsk Nickel OJSC, ADR	382,280	7,328,308
Mobile Telesystems OJSC, ADR	251,265	4,645,890

		18,647,769
South Korea - 10.3%
Daum Communications Corp.	146,137	14,030,450
Hana Financial Group, Inc.	1,060,370	38,573,679
Hyundai Mobis	80,743	22,826,970
KB Financial Group, Inc., ADR	1,186,132	40,352,211
KIWOOM Securities Company, Ltd.	115,721	4,701,696
Korea Investment Holdings Company, Ltd.	221,160	8,404,283
POSCO	100,687	28,544,182
Samsung Electronics Company, Ltd., GDR	47,300	33,630,300
Samsung Electronics Company, Ltd., GDR	42,064	29,946,922

		221,010,693

73

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain - 1.5%
Telefonica SA	1,874,901	$31,479,130
Sweden - 0.7%
Getinge AB, B Shares	212,021	5,451,461
Telefonaktiebolaget LM Ericsson, B Shares	783,484	9,765,947

		15,217,408
Switzerland - 7.1%
Basilea Pharmaceutica (I)	46,810	5,698,722
Credit Suisse Group AG (I)	1,497,171	44,463,727
GAM Holding AG (I)	503,750	9,298,459
Lonza Group AG (I)	102,400	11,013,923
Nobel Biocare Holding AG (I)	751,431	11,221,730
Novartis AG	240,380	21,627,976
Roche Holding AG	136,060	40,103,983
Swiss Re AG (I)	94,603	8,418,746

		151,847,266
Thailand - 0.3%
Bangkok Bank PCL	1,062,300	5,994,549
United Arab Emirates - 0.3%
Dragon Oil PLC	573,830	5,856,063
United Kingdom - 17.1%
Aviva PLC	6,364,900	56,004,149
BAE Systems PLC	3,275,790	23,270,986
Barclays PLC	2,136,720	8,839,233
BP PLC	4,398,322	37,075,872
Carillion PLC	1,897,950	11,274,416
GlaxoSmithKline PLC	1,800,665	48,323,456
HSBC Holdings PLC	2,349,650	24,785,005
Kingfisher PLC	3,234,990	21,305,522
Man Group PLC	7,062,010	11,888,291
Marks & Spencer Group PLC	2,644,960	19,968,874
Noble Corp. PLC	537,840	16,920,446
Rexam PLC	1,544,806	13,777,176
Serco Group PLC	912,021	5,695,796
Tesco PLC	9,779,970	49,792,016
Vodafone Group PLC	5,401,316	18,937,254

		367,858,492
United States - 1.7%
Baker Hughes, Inc.	251,810	17,757,641
Flextronics International, Ltd. (I)	1,772,670	18,028,054

		35,785,695

TOTAL COMMON STOCKS (Cost $1,703,434,227)		$2,068,440,203

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	5,927,698	59,320,257

TOTAL SECURITIES LENDING
COLLATERAL (Cost $59,315,088)		$59,320,257

SHORT-TERM INVESTMENTS - 2.9%
Time Deposits - 2.9%
Bank of Montreal
0.050%, 06/02/2014*	$38,000,000	$38,000,000

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Time Deposits (continued)
Royal Bank of Canada
0.050%, 06/02/2014*	$25,000,000	$25,000,000

		63,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $63,000,000)		$63,000,000

Total Investments (International Value Fund)
(Cost $1,825,749,315) - 102.0%		$2,190,760,460
Other assets and liabilities, net - (2.0%)		(44,006,224)

TOTAL NET ASSETS - 100.0%		$2,146,754,236

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 43.2%
U.S. Government - 15.8%
Treasury Inflation Protected Securities
0.125%, 04/15/2018 to 04/15/2019	$27,208,033	$28,042,923
0.625%, 01/15/2024	18,604,504	19,286,191
1.375%, 02/15/2044	4,637,540	5,056,004
U.S. Treasury Bonds
3.625%, 02/15/2044	5,715,000	6,048,973
3.750%, 11/15/2043	4,915,000	5,320,488
5.375%, 02/15/2031	5,105,000	6,729,825
U.S. Treasury Notes
0.375%, 08/31/2015	7,000	7,020
0.875%, 09/15/2016 (D)	353,300	356,309
0.875%, 04/30/2017	120,000	120,366

		70,968,099
U.S. Government Agency - 27.4%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	8,400,000	8,300,858
3.500%, TBA (C)	5,600,000	5,758,744
4.000%, TBA (C)	3,500,000	3,701,797
4.500%, TBA (C)	5,300,000	5,729,086
5.000%, TBA (C)	2,900,000	3,195,438
5.000%, 03/01/2019 to 12/01/2019	115,923	123,767
6.500%, 04/01/2029 to 08/01/2034	6,398	7,307
7.500%, 08/01/2025 to 05/01/2028	2,299	2,687
Federal National Mortgage Association
2.500%, TBA (C)	2,300,000	2,284,161
2.500%, 12/01/2042 to 03/01/2043	1,964,679	1,867,762
3.000%, TBA (C)	14,300,000	14,347,332
3.500%, TBA (C)	6,900,000	7,105,837
4.000%, TBA (C)	8,600,000	9,108,609
4.500%, TBA (C)	30,100,000	32,457,775
4.860%, 01/01/2015	2,452,610	2,452,080
5.000%, TBA (C)	2,500,000	2,761,888
5.000%, 03/15/2016 to 06/01/2019	2,236,198	2,419,973
5.500%, 08/01/2035 to 11/01/2035	150,917	168,600
6.500%, 09/01/2031	6	7
Government National
Mortgage Association
4.000%, TBA (C)	10,200,000	10,889,297
4.000%, 09/15/2040 to 02/15/2042	597,897	638,860
4.500%, TBA (C)	8,600,000	9,364,737
6.000%, 08/15/2032 to 04/15/2035	16,234	18,690
6.500%, 06/15/2028 to 08/15/2034	14,321	16,539

74

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
7.000%, 11/15/2031 to 11/15/2033		$53,430	$62,850
8.000%, 07/15/2030		1,038	1,259

			122,785,940

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $191,123,594)			$193,754,039

FOREIGN GOVERNMENT
OBLIGATIONS - 3.7%
Brazil - 0.7%
Federative Republic of Brazil
4.250%, 01/07/2025		210,000	214,200
5.875%, 01/15/2019		725,000	831,031
6.000%, 05/15/2045	BRL	1,329,000	1,444,427
10.000%, 01/01/2017		1,081,000	483,882

			2,973,540
Japan - 2.1%
Government of Japan 0.100%, 09/10/2023	JPY	883,843,900	9,523,896
Mexico - 0.6%
Government of Mexico
2.000%, 06/09/2022	MXN	5,947,008	459,849
4.750%, 03/08/2044		$1,504,000	1,534,080
8.000%, 12/07/2023	MXN	5,149,400	464,555

			2,458,484
Peru - 0.2%
Republic of Peru 8.200%, 08/12/2026	PEN	2,150,000	944,227
Russia - 0.1%
Government of Russia
8.150%, 02/03/2027	RUB	15,825,000	439,983

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $15,283,032)			$16,340,130

CORPORATE BONDS - 30.7%
Consumer Discretionary - 4.0%
21st Century Fox America, Inc.
6.200%, 12/15/2034		$400,000	487,202
7.750%, 01/20/2024		453,000	581,603
Arcelik AS
5.000%, 04/03/2023 (S)		340,000	327,250
AutoZone, Inc.
3.700%, 04/15/2022		450,000	464,999
4.000%, 11/15/2020		265,000	283,493
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)		131,000	139,344
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		20,000	8,100
CCO Holdings LLC
5.125%, 02/15/2023		10,000	10,075
5.250%, 09/30/2022		10,000	10,175
5.750%, 09/01/2023		45,000	46,350
Comcast Corp.
3.600%, 03/01/2024		315,000	325,110
4.250%, 01/15/2033		490,000	503,736
4.750%, 03/01/2044		205,000	215,977
Cox Communications, Inc.
2.950%, 06/30/2023 (S)		560,000	533,151
5.875%, 12/01/2016 (S)		750,000	832,797

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
COX Communications, Inc.
6.250%, 06/01/2018 (S)	$500,000	$571,651
DIRECTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,274,081
DISH DBS Corp.
5.875%, 07/15/2022	50,000	53,625
6.750%, 06/01/2021	355,000	401,594
7.875%, 09/01/2019	150,000	178,500
Ford Motor Credit Company LLC
3.875%, 01/15/2015	1,000,000	1,020,244
5.000%, 05/15/2018	310,000	344,766
Gannett Company, Inc.
5.125%, 10/15/2019 to 07/15/2020 (S)	585,000	607,800
General Motors Financial Company, Inc.
4.750%, 08/15/2017	1,020,000	1,088,850
Lennar Corp.
4.500%, 06/15/2019	215,000	218,225
NBCUniversal Enterprise, Inc.
5.250%, 03/19/2021 (Q)(S)	100,000	105,000
Sotheby’s
5.250%, 10/01/2022 (S)	160,000	153,600
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	209,132
8.750%, 08/01/2015	183,000	200,675
The William Carter Company
5.250%, 08/15/2021 (S)	295,000	307,538
Time Warner Cable, Inc.
4.000%, 09/01/2021	715,000	767,794
5.000%, 02/01/2020	755,000	852,339
5.875%, 11/15/2040	500,000	583,009
6.750%, 07/01/2018	775,000	922,751
Time Warner Inc
2.100%, 06/01/2019	765,000	765,040
Time Warner, Inc.
6.100%, 07/15/2040	290,000	346,051
7.625%, 04/15/2031	500,000	693,167
7.700%, 05/01/2032	302,000	420,679
Unitymedia Hessen GmbH &
Company KG
5.500%, 01/15/2023 (S)	200,000	205,000
7.500%, 03/15/2019 (S)	175,000	187,688
Viacom, Inc.
4.375%, 03/15/2043	147,000	136,130
4.500%, 02/27/2042	225,000	214,229
5.625%, 09/15/2019	400,000	462,985

		18,061,505
Consumer Staples - 1.1%
Altria Group, Inc.
9.250%, 08/06/2019	165,000	220,621
9.700%, 11/10/2018	191,000	252,626
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,322,160
ConAgra Foods, Inc.
5.819%, 06/15/2017	74,000	83,538
CVS Caremark Corp.
4.750%, 05/18/2020	500,000	563,100
6.250%, 06/01/2027	275,000	343,796
CVS Pass-Through Trust
5.880%, 01/10/2028	277,890	313,904
6.943%, 01/10/2030	42,337	51,373
Molson Coors Brewing Company
3.500%, 05/01/2022	225,000	230,419

75

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	$950,000	$980,817
The Kroger Company
3.850%, 08/01/2023	225,000	231,099
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	300,000	347,935

		4,941,388
Energy - 2.7%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	60,000	69,274
Cenovus Energy, Inc.
5.200%, 09/15/2043	1,100,000	1,206,623
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	143,617
Cimarex Energy Company
4.375%, 06/01/2024	25,000	25,438
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	845,000	835,070
Denbury Resources, Inc.
5.500%, 05/01/2022	100,000	103,000
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	385,000	364,788
El Paso Corp.
7.000%, 06/15/2017	695,000	782,567
Energy Transfer Equity LP
7.500%, 10/15/2020	450,000	519,750
Energy Transfer Partners LP
3.600%, 02/01/2023	955,000	942,844
5.950%, 10/01/2043	800,000	891,090
Enterprise Products Operating LLC
3.900%, 02/15/2024	1,035,000	1,066,095
Harvest Operations Corp.
6.875%, 10/01/2017	215,000	233,006
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044	615,000	650,745
6.500%, 09/01/2039	300,000	354,722
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	95,000	104,112
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,055,000	1,035,483
Newfield Exploration Company
5.625%, 07/01/2024	71,000	75,615
5.750%, 01/30/2022	70,000	75,950
6.875%, 02/01/2020	135,000	143,438
7.125%, 05/15/2018	200,000	205,750
Nexen Energy ULC
6.200%, 07/30/2019	285,000	333,911
7.500%, 07/30/2039	40,000	53,418
Peabody Energy Corp.
6.500%, 09/15/2020	280,000	286,300
Petrobras International Finance Company
5.375%, 01/27/2021	530,000	549,783
Plains All American Pipeline LP
3.850%, 10/15/2023	295,000	302,459
Tesoro Corp.
5.125%, 04/01/2024	25,000	25,188
Williams Partners LP
4.300%, 03/04/2024	610,000	632,952

		12,012,988
Financials - 15.2%
ACE INA Holdings, Inc.
3.350%, 05/15/2024	345,000	347,235

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)	$305,000	$307,288
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	133,514
American Express Credit Corp.
5.125%, 08/25/2014	360,000	363,958
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	250,000	273,349
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	279,579
Bank of America Corp.
4.000%, 04/01/2024	1,090,000	1,113,689
4.100%, 07/24/2023	400,000	413,136
5.625%, 07/01/2020	1,185,000	1,365,869
6.400%, 08/28/2017	80,000	91,735
7.750%, 05/14/2038	1,210,000	1,660,020
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.300%, 03/10/2019 (S)	550,000	557,487
Barclays Bank PLC
6.050%, 12/04/2017 (S)	2,145,000	2,431,360
BNP Paribas SA
2.375%, 09/14/2017	860,000	883,256
BPCE SA
2.500%, 12/10/2018	755,000	766,352
5.150%, 07/21/2024 (S)	540,000	562,330
5.700%, 10/22/2023 (S)	785,000	848,827
Brandywine Operating Partnership LP
4.950%, 04/15/2018	425,000	463,622
5.700%, 05/01/2017	835,000	923,956
Capital One Financial Corp.
6.150%, 09/01/2016	500,000	554,991
CIT Group, Inc.
3.875%, 02/19/2019	100,000	101,125
5.000%, 05/15/2017	15,000	16,031
5.250%, 03/15/2018	165,000	177,169
5.375%, 05/15/2020	20,000	21,400
5.500%, 02/15/2019 (S)	490,000	529,200
Citigroup, Inc.
5.500%, 09/13/2025	415,000	458,191
6.125%, 08/25/2036	1,550,000	1,767,713
6.675%, 09/13/2043	250,000	304,930
8.500%, 05/22/2019	565,000	723,353
Credit Suisse New York
1.375%, 05/26/2017	1,360,000	1,361,950
Discover Financial Services
6.450%, 06/12/2017	950,000	1,083,718
Duke Realty LP
6.750%, 03/15/2020	430,000	514,492
Equity One, Inc.
6.000%, 09/15/2017	235,000	263,774
ERP Operating LP
5.250%, 09/15/2014	975,000	987,836
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	495,000	517,894
General Electric Capital Corp.
4.650%, 10/17/2021	1,225,000	1,363,431
5.875%, 01/14/2038	310,000	370,865
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)	400,000	439,000

76

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Glencore Funding LLC
1.700%, 05/27/2016 (S)	$535,000	$538,184
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	250,000	295,938
HCP, Inc.
4.200%, 03/01/2024	160,000	166,049
6.000%, 03/01/2015 to 01/30/2017	655,000	721,461
7.072%, 06/08/2015	67,000	71,333
Health Care REIT, Inc.
4.500%, 01/15/2024	575,000	607,102
5.250%, 01/15/2022	885,000	994,414
HSBC Holdings PLC
4.250%, 03/14/2024	585,000	601,808
5.250%, 03/14/2044	240,000	253,297
6.500%, 09/15/2037	220,000	269,448
6.800%, 06/01/2038	445,000	562,491
HSBC USA, Inc.
2.375%, 02/13/2015	520,000	527,324
Intesa Sanpaolo SpA
2.375%, 01/13/2017	775,000	785,986
JPMorgan Chase & Company
3.375%, 05/01/2023	470,000	458,723
4.250%, 10/15/2020	325,000	353,099
4.350%, 08/15/2021	875,000	952,506
5.625%, 08/16/2043	1,205,000	1,347,071
6.000%, 01/15/2018	1,275,000	1,465,440
6.300%, 04/23/2019	300,000	355,778
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	652,446
5.584%, 11/23/2015	425,000	454,486
6.875%, 10/01/2019	300,000	363,065
Liberty Property LP
3.375%, 06/15/2023	260,000	254,084
4.125%, 06/15/2022	210,000	218,685
6.625%, 10/01/2017	100,000	114,887
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018	380,000	389,967
Massachusetts Mutual Life
Insurance Company
5.375%, 12/01/2041 (S)	80,000	91,197
8.875%, 06/01/2039 (S)	550,000	878,266
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,825,000	1,896,175
Mid-America Apartments LP
4.300%, 10/15/2023	460,000	478,540
Morgan Stanley
4.875%, 11/01/2022	455,000	486,756
5.550%, 04/27/2017	350,000	390,293
6.625%, 04/01/2018	1,450,000	1,697,532
Morgan Stanley Company
2.500%, 01/24/2019	275,000	279,238
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	346,246
9.375%, 08/15/2039 (S)	475,000	741,095
Navient Corp.
5.500%, 01/15/2019	165,000	173,711
6.000%, 01/25/2017	105,000	114,319
6.250%, 01/25/2016	35,000	37,450
7.250%, 01/25/2022	65,000	71,825
8.000%, 03/25/2020	11,000	12,705
8.450%, 06/15/2018	289,000	340,298

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
PNC Funding Corp.
5.625%, 02/01/2017	$1,200,000	$1,330,967
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	108,000	132,682
ProLogis LP
3.350%, 02/01/2021	850,000	867,825
4.500%, 08/15/2017	920,000	999,648
Realty Income Corp.
3.250%, 10/15/2022	81,000	79,292
5.750%, 01/15/2021	600,000	691,450
6.750%, 08/15/2019	450,000	539,276
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	645,000	658,735
5.125%, 05/28/2024	1,350,000	1,349,128
6.125%, 12/15/2022	350,000	380,785
SAFG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	172,461
Santander Bank NA
8.750%, 05/30/2018	250,000	304,723
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)	1,075,000	1,113,699
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	244,359
SunTrust Banks, Inc.
3.600%, 04/15/2016	820,000	863,262
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/2022 (S)	185,000	178,234
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	699,673
7.250%, 02/01/2018	321,000	383,304
The Goldman Sachs Group, Inc.
4.000%, 03/03/2024	815,000	828,588
5.750%, 01/24/2022	1,550,000	1,791,678
6.750%, 10/01/2037	1,145,000	1,371,897
UDR, Inc.
3.700%, 10/01/2020	215,000	224,044
Ventas Realty LP
2.700%, 04/01/2020	430,000	430,018
4.750%, 06/01/2021	661,000	729,319
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	150,000	152,063
Wachovia Corp.
5.750%, 06/15/2017	385,000	436,416
Wells Fargo & Co
4.100%, 06/03/2026	740,000	745,365
Wells Fargo & Company
2.125%, 04/22/2019	1,115,000	1,117,367
3.450%, 02/13/2023	445,000	441,575
4.125%, 08/15/2023	1,340,000	1,385,770
5.375%, 11/02/2043	225,000	245,109
5.625%, 12/11/2017	150,000	170,715

		68,213,770
Health Care - 1.5%
Aetna, Inc.
2.200%, 03/15/2019	465,000	466,674
Amgen, Inc.
5.150%, 11/15/2041	130,000	139,630
6.900%, 06/01/2038	260,000	342,494
Community Health Systems, Inc.
5.125%, 08/01/2021 (S)	95,000	96,425

77

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Express Scripts Holding Company
2.100%, 02/12/2015	$1,875,000	$1,895,599
3.125%, 05/15/2016	301,000	314,588
Gilead Sciences, Inc.
3.700%, 04/01/2024	515,000	529,081
HCA, Inc.
3.750%, 03/15/2019	170,000	172,975
5.875%, 03/15/2022	140,000	152,425
6.375%, 01/15/2015	5,000	5,150
6.500%, 02/15/2020	255,000	289,744
7.250%, 09/15/2020	155,000	166,819
McKesson Corp.
3.796%, 03/15/2024	230,000	235,038
Tenet Healthcare Corp.
6.000%, 10/01/2020	505,000	542,875
WellCare Health Plans, Inc.
5.750%, 11/15/2020	110,000	117,150
WellPoint, Inc.
2.300%, 07/15/2018	40,000	40,600
5.100%, 01/15/2044	175,000	190,139
7.000%, 02/15/2019	720,000	868,434

		6,565,840
Industrials - 1.7%
Air Lease Corp.
4.500%, 01/15/2016	925,000	972,406
Canadian Pacific Railway Company
9.450%, 08/01/2021	275,000	374,384
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	135,000	158,625
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,325
5.250%, 08/01/2020	126,000	129,150
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	796,743	810,686
ERAC USA Finance LLC
5.600%, 05/01/2015 (S)	500,000	522,169
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	15,000	15,975
7.125%, 03/15/2021	225,000	245,813
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,336,000	1,404,288
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	100,000	110,625
7.125%, 09/01/2018 (S)	135,000	156,263
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	1,225,000	1,272,165
4.875%, 07/11/2022 (S)	76,000	82,348
Ryder System, Inc.
2.550%, 06/01/2019	305,000	309,248
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	176,670	203,170
The ADT Corp.
6.250%, 10/15/2021	430,000	452,575
Triumph Group, Inc.
5.250%, 06/01/2022 (S)	85,000	85,638
Waste Management, Inc.
6.375%, 03/11/2015	340,000	355,415

		7,681,268

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 0.9%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	$435,000	$468,713
Apple, Inc.
2.850%, 05/06/2021	1,320,000	1,336,749
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	360,000	383,400
Hewlett-Packard Company
2.650%, 06/01/2016	345,000	356,931
NCR Corp.
4.625%, 02/15/2021	255,000	255,638
5.000%, 07/15/2022	20,000	20,100
TSMC Global Ltd.
1.625%, 04/03/2018 (S)	1,200,000	1,186,589

		4,008,120
Materials - 0.3%
CF Industries, Inc.
5.150%, 03/15/2034	875,000	931,807
United States Steel Corp.
7.375%, 04/01/2020	120,000	131,850
Vale Canada, Ltd.
5.700%, 10/15/2015	233,000	248,407

		1,312,064
Telecommunication Services - 2.1%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	169,184
AT&T, Inc.
4.450%, 05/15/2021	25,000	27,483
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	697,912
SBA Tower Trust
2.933%, 12/15/2017 (S)	595,000	607,696
3.598%, 04/15/2018 (S)	940,000	942,094
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	185,000	213,213
9.000%, 11/15/2018 (S)	100,000	121,500
Sprint Corp.
7.125%, 06/15/2024 (S)	265,000	285,538
T-Mobile USA, Inc.
5.250%, 09/01/2018	115,000	120,750
6.125%, 01/15/2022	20,000	21,200
6.464%, 04/28/2019	210,000	222,338
6.500%, 01/15/2024	30,000	31,875
6.633%, 04/28/2021	80,000	86,200
6.731%, 04/28/2022	225,000	243,000
6.836%, 04/28/2023	30,000	32,550
Verizon Communications, Inc.
3.650%, 09/14/2018	755,000	808,738
5.150%, 09/15/2023	1,465,000	1,647,247
6.400%, 02/15/2038	415,000	506,049
6.550%, 09/15/2043	1,380,000	1,748,746
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	460,000	434,700
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	255,000	269,025

		9,237,038
Utilities - 1.2%
AES Corp.
8.000%, 06/01/2020	265,000	317,338
Berkshire Hathaway Energy Company
6.125%, 04/01/2036	250,000	310,726

78

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Calpine Corp.
5.875%, 01/15/2024 (S)	$50,000	$52,375
7.500%, 02/15/2021	193,729	210,680
7.500%, 02/15/2021 (S)	170,000	184,875
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	650,633
DPL, Inc.
7.250%, 10/15/2021	310,000	332,475
Edison International
3.750%, 09/15/2017	475,000	508,358
IPALCO Enterprises, Inc.
7.250%, 04/01/2016 (S)	110,000	119,900
Nevada Power Company
7.125%, 03/15/2019	25,000	30,750
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	231,100
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	296,585
Pacific Gas & Electric Company
3.750%, 02/15/2024	340,000	352,506
PacifiCorp
6.350%, 07/15/2038	110,000	145,755
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	452,785
PSEG Power LLC
8.625%, 04/15/2031	154,000	222,372
Puget Sound Energy, Inc.
5.757%, 10/01/2039	15,000	18,826
7.000%, 03/09/2029	54,000	68,762
Sierra Pacific Power Company
6.000%, 05/15/2016	225,000	247,864
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	170,085
Xcel Energy, Inc.
6.500%, 07/01/2036	375,000	493,498

		5,418,248

TOTAL CORPORATE BONDS (Cost $129,792,461)		$137,452,229

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II
9.700%, 04/01/2030	248,000	365,727

TOTAL CAPITAL PREFERRED SECURITIES (Cost $332,225)		$365,727

MUNICIPAL BONDS - 1.9%
City of Baltimore (Maryland)
5.000%, 07/01/2042	185,000	207,589
City of Chicago (Illinois)
6.845%, 01/01/2038	500,000	554,975
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	75,000	91,357
New Jersey State Turnpike Authority
7.414%, 01/01/2040	630,000	910,804
New York City Transitional Finance
Authority Future Tax Secured Revenue
5.000%, 05/01/2042	185,000	204,308
New York State Thruway Authority
5.883%, 04/01/2030	590,000	708,543
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	224,318

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	$215,000	$130,084
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	925,000	559,653
State of California
7.600%, 11/01/2040	110,000	162,837
7.550%, 04/01/2039	420,000	614,477
7.300%, 10/01/2039	725,000	1,011,919
State of Illinois, GO 5.665%, 03/01/2018	1,035,000	1,155,588
University of California
5.000%, 05/15/2038	860,000	963,372
4.601%, 05/15/2031	660,000	727,749
5.770%, 05/15/2043	15,000	18,374

TOTAL MUNICIPAL BONDS (Cost $7,068,752)		$8,245,947

TERM LOANS (M) - 4.0%
Consumer Discretionary - 1.3%
24 Hour Fitness Worldwide, Inc.
TBD 04/29/2021 (T)	110,000	110,275
99 Cents Only Stores
4.500%, 01/11/2019	238,800	239,447
Acosta, Inc.
4.250%, 03/02/2018	570,689	571,878
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	687,525	687,889
Caesars Growth Properties Holdings LLC
6.250%, 05/08/2021	100,000	99,325
CityCenter Holdings LLC
5.000%, 10/16/2020	314,213	316,255
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	525,000	522,885
Interactive Data Corp.
4.750%, 04/30/2021	115,000	115,791
Ion Media Networks, Inc.
5.000%, 12/18/2020	244,388	245,304
Neiman Marcus Group, Ltd. LLC
4.250%, 10/26/2020	606,954	605,436
Serta Simmons Holdings LLC
4.250%, 10/01/2019	337,344	337,502
SRAM LLC
4.006%, 04/10/2020	391,029	386,141
Town Sports International LLC
4.500%, 11/16/2020	408,975	385,459
Tribune Company
4.000%, 12/27/2020	1,097,250	1,095,536

		5,719,123
Energy - 0.2%
Arch Coal, Inc.
6.250%, 05/16/2018	174,116	171,100
Sandy Creek Energy Associates LP
5.000%, 11/06/2020	618,450	621,233
Western Refining, Inc.
4.250%, 11/12/2020	204,488	205,638

		997,971
Financials - 0.5%
ARG IH Corp.
5.000%, 11/15/2020	154,613	155,285
Asurion LLC
4.250%, 07/08/2020	297,871	296,299
8.500%, 03/03/2021	195,000	199,534

79

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Gardner Denver, Inc.
4.250%, 07/30/2020	$547,250	$546,703
Nuveen Investments, Inc.
4.151%, 05/15/2017	550,000	550,688
6.500%, 02/28/2019	135,000	136,316
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	329,175	327,588

		2,212,413
Health Care - 0.4%
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	324,006	324,874
Community Health Systems, Inc.
4.250%, 01/27/2021	149,625	150,420
Medpace Holdings, Inc.
5.000%, 04/01/2021	130,000	130,108
Opal Acquisition, Inc.
5.000%, 11/27/2020	673,313	673,817
PRA Holdings, Inc.
4.500%, 09/23/2020	358,200	355,402
Salix Pharmaceuticals, Ltd.
4.250%, 01/02/2020	390,063	391,769

		2,026,390
Industrials - 0.4%
AFGlobal Corp.
5.000%, 12/19/2019	159,200	159,333
Filtration Group, Inc.
4.500%, 11/21/2020	194,513	195,680
Fly Funding II Sarl
4.500%, 08/09/2019	214,500	215,304
Pro Mach, Inc.
4.500%, 07/06/2017	189,133	189,133
RBS Global, Inc.
4.000%, 08/21/2020	547,250	545,784
ServiceMaster Company
4.400%, 01/31/2017	621,835	622,613

		1,927,847
Information Technology - 0.4%
Alcatel-Lucent USA, Inc.
4.500%, 01/30/2019	547,229	548,027
Avago Technologies Cayman Ltd.
3.750%, 05/06/2021	200,000	200,583
Freescale Semiconductor, Inc.
4.250%, 02/28/2020	422,872	422,872
Kronos, Inc.
4.500%, 10/30/2019	113,824	114,108
Zayo Group LLC
4.000%, 07/02/2019	411,892	410,936

		1,696,526
Materials - 0.5%
Ardagh Holdings USA, Inc.
4.250%, 12/17/2019	199,500	199,812
Berry Plastics Group, Inc.
3.750%, 01/06/2021	810,000	806,330
Exopack Holdings SA
5.250%, 05/08/2019	309,225	313,477
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	677,986	676,927

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials (continued)
Signode Industrial Group US, Inc.
4.000%, 03/21/2021	$215,000	$214,328

		2,210,874
Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	880,000	881,100
Level 3 Financing, Inc.
4.000%, 01/15/2020	395,000	395,790

		1,276,890

TOTAL TERM LOANS (Cost $18,012,780)		$18,068,034

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.4%
Commercial & Residential - 12.4%
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.470%, 11/25/2035 (P)	254,961	207,046
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	323,601	272,086
Series 2007-9T1, Class 2A1,
6.000%, 05/25/2037	147,960	117,700
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	487,449	351,382
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A11
1.064%, 10/25/2046 (P)	208,772	154,299
Aventura Mall Trust, Series 2013-AVM,
Class A 3.743%, 12/05/2032 (P)(S)	525,000	556,863
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.755%, 02/10/2051 (P)	926,482	1,035,258
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.339%, 10/20/2036 (P)	246,919	177,213
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	485,000	480,928
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	435,000	463,152
BCAP LLC Trust
Series 2006-AA2, Class A1,
0.320%, 01/25/2037 (P)	390,682	294,799
Series 2007-AA2, Class 12A1,
0.360%, 05/25/2047 (P)	292,535	208,797
Bear Stearns Alt-A Trust
Series 2006-3, Class 1A1,
0.530%, 05/25/2036 (P)	585,657	425,613
Series 2005-10, Class 11A1,
0.650%, 01/25/2036 (P)	252,346	191,470
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	431,004	475,886
Series 2007-PW16, Class A4,
5.707%, 06/11/2040 (P)	400,000	446,769
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	385,000	380,823
CHL Mortgage Pass-Through Trust
Series 2007-HY1, Class 1A1,
2.659%, 04/25/2037 (P)	40,558	34,058
Series 2007-HY4, Class 1A1,
2.667%, 09/25/2047 (P)	483,290	430,844

80

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2007-12, Class A9,
5.750%, 08/25/2037	$320,570	$305,118
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5,
3.855%, 05/10/2047	780,000	812,262
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	885,000	933,171
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	1,060,000	1,128,295
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	1,040,046	1,127,494
Series 2008-C7, Class A4,
6.136%, 12/10/2049 (P)	360,143	404,877
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4 5.322%, 12/11/2049	1,135,000	1,239,403
COMM Mortgage Trust
Series 2013-CR8, Class A5,
3.612%, 06/10/2046 (P)	685,000	705,071
Series 2014-CR15, Class A4,
4.074%, 02/10/2047 (P)	1,065,000	1,129,197
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.013%, 12/10/2049 (P)	940,000	1,040,917
Commercial Mortgage Pass
Through Certificates
Series 2013-LC6, Class A4,
2.941%, 01/10/2046	485,000	476,777
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	1,340,000	1,354,948
Series 2014-UBS2, Class A5,
3.961%, 03/10/2047	1,075,000	1,129,675
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	890,000	935,200
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	850,000	896,126
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	1,065,000	1,128,282
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	640,000	676,775
Series 2013-CR9, Class A4,
4.237%, 07/10/2045 (P)	825,110	893,417
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	355,000	384,657
Series 2006-C7, Class A4,
5.752%, 06/10/2046 (P)	389,855	420,374
Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-C4,
Class A3 5.467%, 09/15/2039	397,993	429,563
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	410,000	464,791
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.300%, 03/25/2037 (P)	205,464	134,537
First Horizon Alternative
Mortgage Securities Trust
Series 2006-AA1, Class 2A1,
2.210%, 04/25/2036 (P)	30,503	25,127
Series 2005-AA9, Class 3A1,
2.223%, 11/25/2035 (P)	451,575	379,221

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
First Horizon Alternative Mortgage
Securities Trust (continued)
Series 2005-AA7, Class 2A1,
2.236%, 09/25/2035 (P)	$177,917	$157,203
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	101,934
GMACM Mortgage Loan Trust
Series 2006-AR1, Class 1A1,
2.908%, 04/19/2036 (P)	672,386	603,167
Series 2005-AR5, Class 4A1,
3.121%, 09/19/2035 (P)	137,273	128,915
GRACE Mortgage Trust,
Series 2014-GRCE, Class A
3.369%, 06/10/2028 (S)	800,000	823,996
GS Mortgage Securities Corp. II
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	830,000	857,969
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	1,005,000	1,057,180
Series 2013-GC14, Class A5,
4.243%, 08/10/2046	430,000	461,980
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	330,137
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1,
2.662%, 01/25/2036 (P)	34,637	32,597
Series 2006-AR1, Class 2A4,
2.662%, 01/25/2036 (P)	156	145
HarborView Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.341%, 01/19/2038 (P)	223,002	191,774
Series 2006-12, Class 2A13,
0.391%, 12/19/2036 (P)	841,033	558,865
Series 2005-8, Class 1A2A,
0.481%, 09/19/2035 (P)	126,147	96,181
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	1,315,000	1,335,168
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.620%, 12/25/2036 (P)	665,866	586,278
IndyMac INDX Mortgage Loan Trust
Series 2005-AR14, Class 1A1A,
0.430%, 07/25/2035 (P)	75,993	65,970
Series 2005-AR13, Class 1A1,
2.453%, 08/25/2035 (P)	156,327	122,532
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	855,000	900,814
Series 2013-C17, Class A4,
4.199%, 01/15/2047	315,000	337,726
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	460,000	473,436
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	317,261
Series 2007-CB19, Class A4,
5.703%, 02/12/2049 (P)	795,000	880,309

81

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.611%, 05/25/2036 (P)	$64,034	$57,281
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	407,008	447,645
Series 2006-C4, Class A4,
5.835%, 06/15/2038 (P)	1,293,969	1,402,402
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	789,265	846,059
Lehman XS Trust, Series 2006-16N,
Class A4A 0.340%, 11/25/2046 (P)	451,872	372,541
Luminent Mortgage Trust, Series 2006-2,
Class A1A 0.350%, 02/25/2046 (P)	478,635	361,268
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.580%, 07/25/2035 (P)	544,966	471,218
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.673%, 05/12/2039 (P)	820,000	878,992
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	995,511	1,077,332
Series 2007-9, Class A4,
5.700%, 09/12/2049	595,000	662,957
ML-CFC Commercial Mortgage Trust,
Series 2007-7, Class A4
5.743%, 06/12/2050 (P)	720,000	797,474
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C14, Class A5
4.064%, 02/15/2047	190,000	201,400
Morgan Stanley Capital I Trust
Series 2005-T17, Class A5,
4.780%, 12/13/2041	382,196	386,884
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	1,175,318	1,270,472
Series 2007-T27, Class A4,
5.654%, 06/11/2042 (P)	190,000	212,492
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	570,045	629,280
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	545,000	605,690
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	417,000	465,596
RALI Series Trust
Series 06-QO7, Class 1A1,
0.924%, 09/25/2046 (P)	478,942	332,180
Series 2007-QH9, Class A1,
1.420%, 11/25/2037 (P)	254,910	159,015
RFMSI Series Trust, Series 2007-SA2,
Class 2A1 3.036%, 04/25/2037 (P)	69,177	60,739
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.548%, 07/20/2037 (P)	48,577	40,135
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	785,171	790,959
Structured Adjustable Rate
Mortgage Loan Trust
Series 2007-1, Class 1A1,
0.300%, 02/25/2037 (P)	50,623	35,838

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Adjustable Rate Mortgage
Loan Trust (continued)
Series 2004-13, Class A2,
0.450%, 09/25/2034 (P)	$53,779	$48,029
Structured Asset Mortgage
Investments II Trust, Series 2005-AR8,
Class A1A 0.430%, 02/25/2036 (P)	42,880	34,621
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3
3.400%, 05/10/2045	845,000	865,952
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	1,125,000	1,123,442
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C23,
Class A4 5.418%, 01/15/2045 (P)	497,960	525,662
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.620%, 10/25/2035 (P)	325,000	307,548
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	670,000	690,069
Wells Fargo Mortgage Backed
Securities Trust, Series 2006-AR16,
Class A1 2.676%, 10/25/2036 (P)	416,401	389,857
WF-RBS Commercial Mortgage Trust
Series 2014-C20, Class A5,
3.995%, 05/15/2047	1,080,000	1,134,861
Series 2014-C19, Class A5,
4.101%, 03/15/2047	1,065,000	1,127,643
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	430,000	459,342
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	620,000	697,938

		55,652,611
U.S. Government Agency - 0.0%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	53,008	55,850
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.099%, 09/16/2035	28,574	5,622

		61,472

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $55,396,147)		$55,714,083

ASSET BACKED SECURITIES - 3.4%
Ally Master Owner Trust, Series 2011-4,
Class A2 1.540%, 09/15/2016	580,000	581,883
American Credit Acceptance
Receivables Trust 2013-1,
Series 2013-1, Class A
1.450%, 04/16/2018 (S)	145,470	146,059
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	197,792	199,130
CPS Auto Trust
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	348,941	350,444
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	229,189	231,024

82

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	$655,000	$656,759
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	590,000	594,922
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	590,000	592,717
Series 2012-1A, Class B,
3.120%, 03/16/2020 (S)	585,000	596,940
First Investors Auto Owner Trust
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	470,000	472,508
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	325,000	326,273
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	165,000	166,264
Series 2012-1A, Class A2,
1.960%, 11/15/2017 (S)	74,074	74,242
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	365,547	365,630
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	1,145,000	1,147,852
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	190,000	190,048
GSAA Home Equity Trust
Series 2006-20, Class 2A1A,
0.200%, 12/25/2046 (P)	752,360	523,057
Series 2006-11, Class 2A2,
0.310%, 07/25/2036 (P)	686,332	360,883
Series 2006-17, Class A3A,
0.390%, 11/25/2036 (P)	443,453	265,404
Series 2006-15, Class AF6,
5.876%, 09/25/2036	815,666	473,198
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	305,678	174,599
GSAA Trust
Series 2007-3, Class 1A2,
0.320%, 03/25/2047 (P)	1,151,669	573,221
Series 2005-7, Class AF4,
5.058%, 05/25/2035 (P)	430,000	387,632
GSAMP Trust, Series 2007-FM2,
Class A2B 0.240%, 01/25/2037 (P)	638,641	372,032
Hertz Fleet Lease Funding LP,
Series 2013-3, Class A
0.700%, 12/10/2027 (P)(S)	615,000	616,184
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	1,045,000	1,092,340
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	382,293
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 2A3
0.380%, 04/25/2037 (P)	650,000	393,435
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	449,169
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	635,000	640,137
Series 2011-1, Class B,
2.350%, 11/16/2015	106,486	106,585

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Santander Drive Auto
Receivables Trust (continued)
Series 2010-2, Class C,
3.890%, 07/17/2017	$425,972	$430,301
Securitized Asset Backed
Receivables LLC, Series 2006-HE1,
Class A2B 0.240%, 07/25/2036 (P)	260,952	123,200
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.330%, 07/25/2037 (P)	55,000	33,856
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)	945,000	946,992
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	230,000	232,082

TOTAL ASSET BACKED SECURITIES (Cost $15,003,979)		$15,269,295

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	32,500	890,500

TOTAL PREFERRED SECURITIES (Cost $910,000)		$890,500

PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
Over the Counter on 2 Year Interest Rate
Swap. Receive a fixed rate of 0.710%
and pay a floating rate based on 6-
month LIBOR (Expiration Date:
08/28/2014; Strike Rate: 0.710%;
Counterparty:Goldman Sachs
& Company)	13,780,000	29,271
Over the Counter on 2 Year Interest Rate
Swap. Receive a fixed rate of 0.730%
and pay a floating rate based on 6-
month LIBOR (Expiration Date:
08/29/2014; Strike Rate: 0.730%;
Counterparty: JPMorgan
Chase Company)	16,815,000	40,731
Over the Counter on 2 Year Interest Rate
Swap. Receive a fixed rate of 0.740%
and pay a floating rate based on 6-
month LIBOR (Expiration Date:
09/05/2014; Strike Rate: 0.740%;
Counterparty: JPMorgan
Chase Company)	9,860,000	24,342
Put Options - 0.0%
Over the Counter on 10 Year Interest Rate
Swap. Receive a fixed rate of 3.500%
and pay a floating rate based on 1-year
LIBOR (Expiration Date: 04/29/2015;
Strike Rate: 3.500%; Counterparty:
Goldman Sachs & Company)	6,260,000	60,777

TOTAL PURCHASED OPTIONS (Cost $220,339)		$155,121

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	37,537	375,649

TOTAL SECURITIES LENDING
COLLATERAL (Cost $375,630)		$375,649

83

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 24.0%
Repurchase Agreement - 24.0%
BNP Paribas Tri-Party Repurchase
Agreement dated 05/30/2014 at 0.090%
to be repurchased at $107,700,808 on
06/02/2014, collateralized by
$27,532,095 Government National
Mortgage Association, 4.000% - 7.500%
due 06/15/2018 - 10/20/2043 (valued at
$30,226,850, including interest),
$46,296,071 Federal National Mortgage
Association, 2.000% - 8.500% due
11/01/2014 - 04/01/2044 (valued at
$50,466,579, including interest) and
$27,134,610 Federal Home Loan
Mortgage Corp., 2.500% - 8.500% due
10/01/2015 - 03/01/2044 (valued at
$29,160,571, including interest)	$107,700,000	$107,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $107,700,000)		$107,700,000

Total Investments (Investment Quality Bond Fund)
(Cost $541,218,939) - 123.7%		$554,330,754
Other assets and liabilities, net - (23.7%)		(106,094,841)

TOTAL NET ASSETS - 100.0%		$448,235,913

Lifestyle II Aggressive Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 67.0%
Equity - 67.0%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	16,274	$220,190

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $214,540)		$220,190

UNAFFILIATED INVESTMENT COMPANIES - 32.8%
Exchange-Traded Funds - 32.8%
Financial Select Sector SPDR Fund	232	5,171
Vanguard Consumer Staples ETF	85	9,856
Vanguard Dividend Appreciation ETF	396	30,575
Vanguard Energy ETF	35	4,780
Vanguard FTSE Emerging Markets ETF	358	15,108
Vanguard Health Care ETF	52	5,642
Vanguard Information Technology ETF	104	9,760
Vanguard Materials ETF	15	1,638
Vanguard Mid-Cap ETF	92	10,601
Vanguard MSCI EAFE ETF	152	6,484
Vanguard REIT ETF	44	3,286
Vanguard Small-Cap ETF	44	4,911

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $104,792)		$107,812

Total Investments (Lifestyle II Aggressive Portfolio)
(Cost $319,332) - 99.8%		$328,002
Other assets and liabilities, net - 0.2%		598

TOTAL NET ASSETS - 100.0%		$328,600

Lifestyle II Balanced Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 40.5%
Equity - 40.5%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	8,785	$118,854

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $115,369)		$118,854

UNAFFILIATED INVESTMENT COMPANIES - 59.2%
Exchange-Traded Funds - 59.2%
Financial Select Sector SPDR Fund	131	2,920
iShares Barclays TIPS Bond Fund	25	2,890
iShares iBoxx Investment Grade Corporate
Bond Fund	91	10,883
PowerShares Senior Loan Portfolio	802	19,914
SPDR Barclays Capital High Yield Bond ETF	638	26,496
Vanguard Consumer Staples ETF	38	4,406
Vanguard Dividend Appreciation ETF	272	21,001
Vanguard Energy ETF	22	3,005
Vanguard FTSE Emerging Markets ETF	124	5,233
Vanguard Health Care ETF	33	3,581
Vanguard Information Technology ETF	62	5,819
Vanguard Intermediate-Term Bond ETF	105	8,916
Vanguard Intermediate-Term Corporate
Bond ETF	294	25,478
Vanguard Materials ETF	9	983
Vanguard Mid-Cap ETF	38	4,379
Vanguard MSCI EAFE ETF	40	1,706
Vanguard REIT ETF	49	3,660
Vanguard Small-Cap ETF	12	1,339
Vanguard Total Bond Market ETF	253	20,829

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $169,202)		$173,438

Total Investments (Lifestyle II Balanced Portfolio)
(Cost $284,571) - 99.7%		$292,292
Other assets and liabilities, net - 0.3%		827

TOTAL NET ASSETS - 100.0%		$293,119

Lifestyle II Conservative Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 13.4%
Equity - 13.4%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	2,791	$37,760

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $36,575)		$37,760

UNAFFILIATED INVESTMENT COMPANIES - 86.4%
Exchange-Traded Funds - 86.4%
iShares Barclays TIPS Bond Fund	64	7,398
iShares iBoxx Investment Grade Corporate
Bond Fund	207	24,755
PowerShares Senior Loan Portfolio	1,249	31,013
SPDR Barclays Capital High Yield Bond ETF	883	36,671
Vanguard Consumer Staples ETF	18	2,087
Vanguard Dividend Appreciation ETF	152	11,736
Vanguard Energy ETF	7	956
Vanguard Intermediate-Term Bond ETF	238	20,209

84

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Lifestyle II Conservative Portfolio (continued)
	Shares or
	Principal
	Amount	Value

UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-Traded Funds (continued)
Vanguard Intermediate-Term Corporate
Bond ETF	666	$57,716
Vanguard Materials ETF	3	328
Vanguard Mid-Cap ETF	4	461
Vanguard REIT ETF	37	2,764
Vanguard Total Bond Market ETF	573	47,175

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $237,606)		$243,269

Total Investments (Lifestyle II Conservative Portfolio)
(Cost $274,181) - 99.8%		$281,029
Other assets and liabilities, net - 0.2%		656

TOTAL NET ASSETS - 100.0%		$281,685

Lifestyle II Growth Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 54.5%
Equity - 54.5%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	25,282	$342,069

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $337,299)		$342,069

UNAFFILIATED INVESTMENT COMPANIES - 45.3%
Exchange-Traded Funds - 45.3%
Financial Select Sector SPDR Fund	362	8,069
iShares Barclays TIPS Bond Fund	27	3,121
iShares iBoxx Investment Grade Corporate
Bond Fund	85	10,165
PowerShares Senior Loan Portfolio	945	23,464
SPDR Barclays Capital High Yield Bond ETF	684	28,407
Vanguard Consumer Staples ETF	149	17,277
Vanguard Dividend Appreciation ETF	737	56,904
Vanguard Energy ETF	51	6,966
Vanguard FTSE Emerging Markets ETF	471	19,876
Vanguard Health Care ETF	86	9,331
Vanguard Information Technology ETF	166	15,579
Vanguard Intermediate-Term Bond ETF	98	8,321
Vanguard Intermediate-Term Corporate
Bond ETF	274	23,745
Vanguard Materials ETF	21	2,293
Vanguard Mid-Cap ETF	145	16,708
Vanguard MSCI EAFE ETF	100	4,266
Vanguard REIT ETF	92	6,871
Vanguard Small-Cap ETF	31	3,460
Vanguard Total Bond Market ETF	236	19,430

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $280,593)		$284,253

Total Investments (Lifestyle II Growth Portfolio)
(Cost $617,892) - 99.8%		$626,322
Other assets and liabilities, net - 0.2%		1,292

TOTAL NET ASSETS - 100.0%		$627,614

Lifestyle II Moderate Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 26.8%
Equity - 26.8%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	4,503	$60,932

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $58,605)		$60,932

UNAFFILIATED INVESTMENT COMPANIES - 73.0%
Exchange-Traded Funds - 73.0%
iShares Barclays TIPS Bond Fund	26	3,005
iShares iBoxx Investment Grade Corporate
Bond Fund	116	13,872
PowerShares Senior Loan Portfolio	879	21,826
SPDR Barclays Capital High Yield Bond ETF	655	27,202
Vanguard Consumer Staples ETF	44	5,102
Vanguard Dividend Appreciation ETF	204	15,751
Vanguard Energy ETF	12	1,639
Vanguard FTSE Emerging Markets ETF	32	1,350
Vanguard Intermediate-Term Bond ETF	133	11,293
Vanguard Intermediate-Term Corporate
Bond ETF	374	32,411
Vanguard Materials ETF	5	546
Vanguard Mid-Cap ETF	19	2,189
Vanguard MSCI EAFE ETF	14	597
Vanguard REIT ETF	30	2,241
Vanguard Small-Cap ETF	2	223
Vanguard Total Bond Market ETF	322	26,511

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $160,934)		$165,758

Total Investments (Lifestyle II Moderate Portfolio)
(Cost $219,539) - 99.8%		$226,690
Other assets and liabilities, net - 0.2%		469

TOTAL NET ASSETS - 100.0%		$227,159

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.8%
Consumer Discretionary - 24.0%
Auto Components - 0.6%
Tenneco, Inc. (I)	165,476	$10,549,095
Hotels, Restaurants & Leisure - 8.7%
Bloomin’ Brands, Inc. (I)	877,063	18,277,993
Buffalo Wild Wings, Inc. (I)	137,319	19,843,969
Diamond Resorts International, Inc. (I)	631,200	12,144,288
Life Time Fitness, Inc. (I)(L)	265,181	14,107,629
Melco Crown Entertainment, Ltd., ADR	482,684	16,638,117
Panera Bread Company, Class A (I)	142,183	21,840,731
Starwood Hotels & Resorts Worldwide, Inc.	288,776	23,058,764
Wyndham Worldwide Corp.	221,028	16,340,600

		142,252,091
Household Durables - 4.4%
Harman International Industries, Inc.	180,323	18,939,325
Lennar Corp., Class A (L)	399,474	16,338,487
Taylor Morrison Home Corp., Class A (I)	477,263	10,165,702
Whirlpool Corp.	191,911	27,548,824

		72,992,338

85

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 2.6%
Netflix, Inc. (I)	76,147	$31,816,501
TripAdvisor, Inc. (I)	117,929	11,459,161

		43,275,662
Media - 1.8%
DreamWorks Animation
SKG, Inc., Class A (I)(L)	501,418	14,079,817
IMAX Corp. (I)(L)	576,813	15,129,805

		29,209,622
Specialty Retail - 2.4%
Pier 1 Imports, Inc.	409,926	7,218,797
Ross Stores, Inc.	212,312	14,532,756
Signet Jewelers, Ltd.	161,222	17,104,042

		38,855,595
Textiles, Apparel & Luxury Goods - 3.5%
Lululemon Athletica, Inc. (I)(L)	320,853	14,319,669
PVH Corp.	191,682	25,231,102
Samsonite International SA	5,727,000	17,979,952

		57,530,723

		394,665,126
Consumer Staples - 6.0%
Food & Staples Retailing - 2.1%
Sprouts Farmers Market, Inc. (I)(L)	388,095	10,517,375
Whole Foods Market, Inc.	634,415	24,260,030

		34,777,405
Food Products - 2.3%
Keurig Green Mountain, Inc. (L)	197,216	22,242,020
The WhiteWave Foods Company, Class A (I)	506,869	15,961,305

		38,203,325
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	197,868	15,407,981
Personal Products - 0.6%
Coty, Inc., Class A (L)	561,800	9,370,824

		97,759,535
Energy - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Diamondback Energy, Inc. (I)	271,556	20,497,047
Energen Corp.	279,297	23,846,378
Pioneer Natural Resources Company	135,793	28,538,257

		72,881,682

		72,881,682
Financials - 5.3%
Capital Markets - 1.1%
Julius Baer Group, Ltd. (I)	428,261	18,556,030
Diversified Financial Services - 0.4%
Nomad Holdings, Ltd. (I)	678,100	7,137,003
Insurance - 2.0%
Assured Guaranty, Ltd.	636,308	15,538,641
XL Group PLC	506,190	16,430,927

		31,969,568
Real Estate Investment Trusts - 0.8%
Crown Castle International Corp.	171,899	13,189,810
Real Estate Management & Development - 1.0%
CBRE Group, Inc., Class A (I)	556,922	16,618,552

		87,470,963

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 13.9%
Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (I)	78,421	$4,649,581
Cubist Pharmaceuticals, Inc. (I)	102,424	6,821,438
Incyte Corp., Ltd. (I)	155,411	7,700,615
NPS Pharmaceuticals, Inc. (I)	210,268	6,545,643
Regeneron Pharmaceuticals, Inc. (I)	47,391	14,547,141

		40,264,418
Health Care Equipment & Supplies - 3.9%
DexCom, Inc. (I)	784,456	26,483,235
HeartWare International, Inc. (I)	224,406	20,234,689
Insulet Corp. (I)	491,940	18,019,762

		64,737,686
Health Care Providers & Services - 2.4%
Envision Healthcare Holdings, Inc. (I)	551,468	19,014,617
Team Health Holdings, Inc. (I)	395,927	20,101,214

		39,115,831
Life Sciences Tools & Services - 1.1%
Covance, Inc. (I)	209,888	17,601,208
Pharmaceuticals - 4.1%
Actavis PLC (I)	78,488	16,603,352
Forest Laboratories, Inc. (I)	176,720	16,749,522
Ono Pharmaceutical Company, Ltd.	198,590	15,287,067
Salix Pharmaceuticals, Ltd. (I)	162,500	18,538,000

		67,177,941

		228,897,084
Industrials - 18.0%
Aerospace & Defense - 2.4%
DigitalGlobe, Inc. (I)	631,014	19,157,585
Textron, Inc.	504,431	19,783,784

		38,941,369
Airlines - 1.3%
Spirit Airlines, Inc. (I)	350,935	20,729,730
Building Products - 2.1%
Armstrong World Industries, Inc. (I)	367,291	19,492,133
Owens Corning	367,118	15,055,509

		34,547,642
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (I)	369,838	22,600,800
Construction & Engineering - 0.7%
AECOM Technology Corp. (I)	343,300	11,033,662
Electrical Equipment - 1.2%
Acuity Brands, Inc.	160,478	20,141,594
Machinery - 0.9%
Pall Corp.	183,714	15,567,924
Professional Services - 3.1%
IHS, Inc., Class A (I)	234,929	29,579,910
ManpowerGroup, Inc.	253,436	20,776,683

		50,356,593
Road & Rail - 2.6%
Hertz Global Holdings, Inc. (I)	593,175	17,510,526
Landstar System, Inc.	193,774	12,581,746
Swift Transportation Company (I)	536,267	13,277,971

		43,370,243
Trading Companies & Distributors - 2.3%
HD Supply Holdings, Inc. (I)	905,783	23,794,919

86

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
WESCO International, Inc. (I)(L)	174,506	$14,906,303

		38,701,222

		295,990,779
Information Technology - 22.6%
Communications Equipment - 2.7%
F5 Networks, Inc. (I)	218,106	23,675,406
Palo Alto Networks, Inc. (I)	280,423	21,006,487

		44,681,893
Electronic Equipment, Instruments & Components - 1.0%
Cognex Corp. (I)	461,708	16,621,488
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (I)	326,386	17,735,815
Angie’s List, Inc. (I)(L)	571,589	6,087,423
Bankrate, Inc. (I)	247,217	3,745,338
Cornerstone OnDemand, Inc. (I)	246,988	9,926,448
CoStar Group, Inc. (I)	77,751	12,327,421
Shutterstock, Inc. (I)	251,957	16,387,283
Yelp, Inc. (I)(L)	274,598	18,164,658

		84,374,386
IT Services - 0.4%
Acxiom Corp. (I)	271,996	6,182,469
Semiconductors & Semiconductor Equipment - 2.6%
NXP Semiconductor NV (I)	516,501	32,074,712
SunEdison, Inc. (I)	570,116	11,225,584

		43,300,296
Software - 9.6%
Activision Blizzard, Inc.	916,525	19,045,390
Autodesk, Inc. (I)	560,266	29,341,130
Cadence Design Systems, Inc. (I)(L)	1,297,852	21,661,150
Concur Technologies, Inc. (I)	282,936	24,154,246
FleetMatics Group PLC (I)(L)	449,595	12,813,458
Guidewire Software, Inc. (I)	407,438	15,388,933
Solera Holdings, Inc.	246,963	16,114,336
Tableau Software, Inc., Class A (I)	140,532	8,156,477
Tyler Technologies, Inc. (I)	132,109	10,321,676

		156,996,796
Technology Hardware, Storage & Peripherals - 1.2%
SanDisk Corp.	198,508	19,181,828

		371,339,156
Materials - 2.5%
Chemicals - 1.5%
Platform Specialty Products Corp. (I)(L)	928,868	25,302,364
Construction Materials - 1.0%
Eagle Materials, Inc.	180,261	15,677,299

		40,979,663

TOTAL COMMON STOCKS (Cost $1,359,357,996)		$1,589,983,988

PREFERRED SECURITIES - 2.2%
Information Technology - 2.2%
Apigee Corp. (I)	1,877,800	5,464,398
Datalogix, Inc. (I)(R)	644,570	6,639,071
DocuSign, Inc., Series B (I)(R)	10,938	143,642
DocuSign, Inc., Series B1 (I)(R)	3,276	43,022
DocuSign, Inc., Series D (I)(R)	7,860	103,221
DocuSign, Inc., Series E (I)(R)	203,275	2,669,489
Essence Group Holdings Corp. (I)(R)	2,576,993	4,074,999
New Relic, Inc., Series F (I)(R)	88,435	2,558,778

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Information Technology (continued)
One Kings Lane, Inc. (I)(R)	529,764	$8,167,372
Pure Storage, Inc., Series F (I)(R)	368,950	5,802,071

		35,666,063

TOTAL PREFERRED SECURITIES (Cost $35,666,063)		$35,666,063

WARRANTS - 0.0%
Nomad Holdings, Ltd. (Expiration Date:
04/10/2017; Strike Price: $11.50) (I)	678,100	301,755

TOTAL WARRANTS (Cost $6,781)		$301,755

SECURITIES LENDING COLLATERAL - 6.6%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	10,895,081	109,030,348

TOTAL SECURITIES LENDING
COLLATERAL (Cost $109,022,075)		$109,030,348

SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreement - 0.4%
Deutsche Bank Tri-Party Repurchase
Agreement dated 05/30/2014 at 0.080% to
be repurchased at $5,900,039 on
06/02/2014, collateralized by $5,355,825
Federal National Mortgage Association,
4.500% - 6.500% due 04/01/2036 -
03/01/2044 (valued at $6,018,000,
including interest)	$5,900,000	$5,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,900,000)		$5,900,000

Total Investments (Mid Cap Stock Fund)
(Cost $1,509,952,915) - 106.0%		$1,740,882,154
Other assets and liabilities, net - (6.0%)		(98,386,263)

TOTAL NET ASSETS - 100.0%		$1,642,495,891

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.4%
Consumer Discretionary - 9.5%
Auto Components - 0.8%
Visteon Corp. (I)	89,400	$8,147,916
Diversified Consumer Services - 1.4%
Graham Holdings Company, Class B	10,200	6,904,788
Houghton Mifflin Harcourt Company (I)	110,800	2,018,776
Strayer Education, Inc. (I) (L)	110,100	6,015,864

		14,939,428
Leisure Products - 1.3%
Hasbro, Inc.	53,100	2,851,470
Mattel, Inc.	224,800	8,728,983
Sankyo Company, Ltd.	50,400	1,880,909

		13,461,362
Media - 3.1%
Cablevision Systems Corp., Class A (L)	657,500	11,591,725
Charter Communications, Inc., Class A (I)	25,635	3,669,394
DreamWorks Animation
SKG, Inc., Class A (I) (L)	136,300	3,827,304

87

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
News Corp., Class A (I)	429,200	$7,322,152
Scholastic Corp.	119,600	3,812,848
Tribune Company (I)	37,400	2,962,080

		33,185,503
Multiline Retail - 1.1%
Kohl’s Corp.	216,100	11,764,484
Specialty Retail - 1.7%
Abercrombie & Fitch Company, Class A	181,200	6,887,412
CarMax, Inc. (I)	87,100	3,859,401
The Gap, Inc.	177,800	7,330,694

		18,077,507
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	40,000	1,628,400

		101,204,600
Consumer Staples - 8.0%
Food & Staples Retailing - 2.7%
Sysco Corp. (L)	447,000	16,775,910
The Kroger Company	239,000	11,409,860

		28,185,770
Food Products - 3.8%
Archer-Daniels-Midland Company	280,200	12,592,188
Bunge, Ltd.	177,400	13,785,754
Dean Foods Company	36,600	636,108
Flowers Foods, Inc.	343,100	7,153,635
Kellogg Company	1,200	82,776
McCormick & Company, Inc.	77,900	5,632,949
Tootsie Roll Industries, Inc.	32,330	940,803

		40,824,213
Household Products - 0.5%
The Clorox Company (L)	54,100	4,848,442
Personal Products - 1.0%
Avon Products, Inc.	747,700	10,684,633

		84,543,058
Energy - 9.8%
Energy Equipment & Services - 2.1%
Exterran Holdings, Inc. (L)	503,200	21,003,568
SEACOR Holdings, Inc. (I)	20,100	1,609,608

		22,613,176
Oil, Gas & Consumable Fuels - 7.7%
Cameco Corp.	522,800	10,456,000
CONSOL Energy, Inc.	386,900	17,089,373
Forest Oil Corp. (I)	331,100	814,506
Hess Corp.	182,400	16,653,120
PBF Energy, Inc., Class A	160,900	5,134,319
Talisman Energy, Inc.	1,538,200	15,888,444
WPX Energy, Inc. (I)	751,200	15,910,416

		81,946,178

		104,559,354
Financials - 25.4%
Banks - 5.0%
CIT Group, Inc.	408,900	18,187,872
Commerce Bancshares, Inc.	85,984	3,732,565
First Horizon National Corp.	1,024,458	11,740,289
First Niagara Financial Group, Inc.	626,000	5,389,860
SunTrust Banks, Inc.	223,000	8,545,360

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
WestAmerica Bancorp. (L)	103,300	$5,058,601

		52,654,547
Capital Markets - 7.0%
E*TRADE Financial Corp. (I)	761,510	15,511,959
Lazard, Ltd., Class A	476,600	24,068,300
Legg Mason, Inc.	251,100	12,263,724
Northern Trust Corp.	367,600	22,203,040

		74,047,023
Consumer Finance - 0.5%
Ally Financial, Inc. (I)	125,550	2,866,942
Ally Financial, Inc. (I) (L)	125,860	2,965,262

		5,832,204
Diversified Financial Services - 0.1%
Groupe Bruxelles Lambert SA	14,621	1,522,337
Insurance - 8.0%
CNA Financial Corp.	255,000	10,245,900
Enstar Group, Ltd. (I)	11,800	1,662,620
Fidelity National Financial, Inc., Class A	327,287	10,911,749
First American Financial Corp.	471,900	13,222,638
Kemper Corp.	202,000	7,059,900
Loews Corp.	83,800	3,614,294
Marsh & McLennan Companies, Inc.	346,800	17,433,636
OneBeacon Insurance Group, Ltd., Class A	95,600	1,461,724
The Progressive Corp.	252,700	6,325,081
White Mountains Insurance Group, Ltd.	21,900	12,932,388

		84,869,930
Real Estate Investment Trusts - 3.6%
AvalonBay Communities, Inc.	26,500	3,758,760
Digital Realty Trust, Inc.	15,900	914,250
Rayonier, Inc.	150,500	7,163,800
Vornado Realty Trust	65,800	7,045,864
Washington Real Estate Investment Trust	172,900	4,466,007
Weingarten Realty Investors	113,000	3,592,270
Weyerhaeuser Company	341,897	10,742,404

		37,683,355
Real Estate Management & Development - 0.6%
The St. Joe Company (I) (L)	269,400	6,341,676
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	554,912	6,714,435

		269,665,507
Health Care - 8.6%
Health Care Equipment & Supplies - 0.8%
Hologic, Inc. (I)	370,000	9,042,800
Health Care Providers & Services - 3.9%
HealthSouth Corp.	195,700	6,872,984
Humana, Inc.	46,200	5,750,052
Kindred Healthcare, Inc.	148,600	3,688,252
Quest Diagnostics, Inc.	151,200	9,055,368
Select Medical Holdings Corp.	647,200	9,805,080
Tenet Healthcare Corp. (I)	125,825	5,913,775

		41,085,511
Pharmaceuticals - 3.9%
Forest Laboratories, Inc. (I)	44,800	4,246,144
Hospira, Inc. (I)	447,600	22,008,492
Mallinckrodt PLC (I) (L)	77,200	6,003,072

88

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	287,700	$8,832,390

		41,090,098

		91,218,409
Industrials - 9.7%
Aerospace & Defense - 2.5%
Textron, Inc.	664,700	26,069,534
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc. (L)	243,000	14,545,980
Airlines - 2.0%
Southwest Airlines Company	811,600	21,466,820
Commercial Services & Supplies - 1.2%
Cintas Corp.	193,600	12,026,432
The ADT Corp.	8,700	280,140

		12,306,572
Machinery - 1.5%
Harsco Corp.	271,900	7,335,862
Ingersoll-Rand PLC	55,600	3,325,992
Xylem, Inc.	149,300	5,568,890

		16,230,744
Professional Services - 1.1%
ManpowerGroup, Inc.	148,600	12,182,228

		102,801,878
Information Technology - 4.6%
Communications Equipment - 0.5%
ADTRAN, Inc.	216,900	4,867,236
Electronic Equipment, Instruments & Components - 0.3%
AVX Corp.	196,400	2,647,472
Dolby Laboratories, Inc., Class A (I)	25,165	1,045,354

		3,692,826
IT Services - 0.4%
CoreLogic, Inc. (I)	132,400	3,777,372
Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.	839,800	16,955,562
ASML Holding NV (L)	36,476	3,132,559
Broadcom Corp., Class A	380,500	12,126,535
ON Semiconductor Corp. (I)	359,400	3,123,186

		35,337,842
Software - 0.1%
FactSet Research Systems, Inc. (L)	11,300	1,210,682

		48,885,958
Materials - 7.7%
Chemicals - 2.0%
Celanese Corp., Series A	64,800	4,062,960
International Flavors & Fragrances, Inc.	75,300	7,474,278
The Scotts Miracle-Gro Company, Class A	160,200	9,603,990

		21,141,228
Construction Materials - 1.2%
Vulcan Materials Company	211,900	12,919,543
Containers & Packaging - 2.1%
MeadWestvaco Corp.	238,800	9,690,504
Packaging Corp. of America	175,000	12,103,000

		21,793,504
Metals & Mining - 2.1%
Alcoa, Inc.	176,342	2,400,015

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Franco-Nevada Corp.	163,800	$7,600,090
Lonmin PLC (I)	541,098	2,335,774
Newmont Mining Corp.	430,900	9,863,301

		22,199,180
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (I)	225,500	3,202,100

		81,255,555
Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Telephone & Data Systems, Inc.	295,256	8,181,544
Utilities - 9.3%
Electric Utilities - 4.3%
American Electric Power Company, Inc.	158,100	8,434,635
Duke Energy Corp.	46,899	3,333,581
FirstEnergy Corp.	555,454	18,785,454
Pepco Holdings, Inc.	139,500	3,864,150
PPL Corp.	312,400	10,962,116

		45,379,936
Independent Power and Renewable Electricity
Producers - 4.4%
Calpine Corp. (I)	377,600	8,805,632
Dynegy, Inc. (I) (L)	424,800	14,315,760
NRG Energy, Inc.	667,419	23,786,813

		46,908,205
Multi-Utilities - 0.6%
NiSource, Inc.	174,300	6,513,591

		98,801,732

TOTAL COMMON STOCKS (Cost $730,388,417)		$991,117,595

PREFERRED SECURITIES - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
McDermott International, Inc., 6.250% (I)	98,100	2,565,315
Financials - 0.0%
Real Estate Investment Trusts - 0.0%
Weyerhaeuser Company, 6.375%	5,350	313,724

TOTAL PREFERRED SECURITIES (Cost $2,730,132)		$2,879,039

CONVERTIBLE BONDS - 0.4%
Financials - 0.1%
Radian Group, Inc. 2.250%, 03/01/2019	$534,000	$788,651
Industrials - 0.3%
UTi Worldwide, Inc. 4.500%, 03/01/2019 (S)	3,830,000	3,990,381

TOTAL CONVERTIBLE BONDS (Cost $4,377,480)		$4,779,032

SECURITIES LENDING COLLATERAL - 6.0%
John Hancock Collateral
Investment Trust, 0.1191% (W) (Y)	6,345,769	63,504,014

TOTAL SECURITIES LENDING
COLLATERAL (Cost $63,501,142)		$63,504,014

SHORT-TERM INVESTMENTS - 5.8%
Money Market Funds - 5.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,122,226	1,122,226

89

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.0577% (Y)	60,578,277	$60,578,277

		61,700,503

TOTAL SHORT-TERM INVESTMENTS (Cost $61,700,503)		$61,700,503

Total Investments (Mid Value Fund)
(Cost $862,697,674) - 105.9%		$1,123,980,183
Other assets and liabilities, net - (5.9%)		(62,933,117)

TOTAL NET ASSETS - 100.0%		$1,061,047,066

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 86.6%
Consumer Discretionary - 9.6%
Automobiles - 1.6%
Fiat SpA (I)	147,737	$1,618,572
General Motors Company	139,580	4,826,676

		6,445,248
Media - 7.2%
CBS Corp., Class B	75,294	4,488,275
Cengage Learning Holdings II LP (I)	22,947	803,137
Comcast Corp., Special Class A	23,787	1,233,118
Reed Elsevier PLC	426,370	6,804,498
Time Warner Cable, Inc.	44,224	6,242,660
Tribune Company (I)	18,192	1,440,806
Tribune Company, Class B (I)	16,918	1,333,984
Twenty-First Century Fox, Inc.	213,127	7,344,356

		29,690,834
Multiline Retail - 0.8%
Kohl’s Corp.	56,570	3,079,671

		39,215,753
Consumer Staples - 12.2%
Beverages - 1.7%
Coca-Cola Enterprises, Inc.	44,956	2,051,792
PepsiCo, Inc.	35,895	3,170,605
Pernod-Ricard SA	12,600	1,545,041

		6,767,438
Food & Staples Retailing - 4.2%
CVS Caremark Corp.	43,971	3,443,809
Tesco PLC	843,487	4,294,381
The Kroger Company	112,397	5,365,833
Walgreen Company	55,790	4,011,859

		17,115,882
Personal Products - 0.7%
Avon Products, Inc.	208,043	2,972,934
Tobacco - 5.6%
Altria Group, Inc.	99,858	4,150,098
British American Tobacco PLC	121,590	7,362,381
Imperial Tobacco Group PLC	96,062	4,337,939
Lorillard, Inc.	81,463	5,064,555

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	24,333	$2,154,444

		23,069,417

		49,925,671
Energy - 11.2%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	65,059	4,587,961
Ensco PLC, Class A	28,978	1,525,981
Transocean, Ltd. (L)	77,018	3,272,495

		9,386,437
Oil, Gas & Consumable Fuels - 8.9%
Apache Corp.	71,400	6,655,908
BG Group PLC	157,236	3,224,183
BP PLC	401,006	3,380,300
CONSOL Energy, Inc.	65,444	2,890,661
Marathon Oil Corp.	173,815	6,372,058
Murphy Oil Corp.	42,100	2,596,307
Petroleo Brasileiro SA, ADR	110,643	1,560,066
Royal Dutch Shell PLC, A Shares	186,068	7,318,985
Talisman Energy, Inc.	230,174	2,375,396
Talisman Energy, Inc.	15,376	158,822
WPX Energy, Inc. (I)	950	20,121

		36,552,807

		45,939,244
Financials - 17.5%
Banks - 7.1%
CIT Group, Inc.	58,279	2,592,250
Citigroup, Inc.	88,029	4,187,540
Columbia Banking System, Inc.	13,002	322,060
JPMorgan Chase & Company	88,900	4,940,173
KB Financial Group, Inc.	64,037	2,177,552
Societe Generale SA (L)	15,691	904,440
SunTrust Banks, Inc.	95,538	3,661,016
The PNC Financial Services Group, Inc.	86,042	7,336,801
Wells Fargo & Company	55,721	2,829,512

		28,951,344
Capital Markets - 1.2%
Credit Suisse Group AG (I)	126,527	3,757,662
Morgan Stanley	46,061	1,421,442

		5,179,104
Consumer Finance - 0.5%
Ally Financial, Inc. (I)(L)	80,800	1,903,648
Diversified Financial Services - 0.6%
ING Groep NV, ADR (I)	182,115	2,554,141
Insurance - 7.9%
ACE, Ltd.	58,559	6,073,154
Alleghany Corp. (I)	9,420	3,966,950
American International Group, Inc.	127,159	6,875,487
MetLife, Inc.	72,460	3,690,388
The Allstate Corp.	56,049	3,265,415
White Mountains Insurance Group, Ltd.	9,814	5,795,363
Zurich Insurance Group AG (I)	8,838	2,654,755

		32,321,512
Real Estate Management & Development - 0.2%
Brookfield Property Partners LP (L)	16,612	332,738
Forestar Group, Inc. (I)	30,618	533,366

		866,104

		71,775,853

90

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 12.9%
Health Care Equipment & Supplies - 3.2%
Medtronic, Inc.	180,555	$11,019,272
Stryker Corp.	23,585	1,992,697

		13,011,969
Health Care Providers & Services - 2.4%
CIGNA Corp.	85,819	7,704,830
WellPoint, Inc.	21,118	2,288,346

		9,993,176
Pharmaceuticals - 7.3%
AstraZeneca PLC	45,570	3,292,384
AstraZeneca PLC, ADR	19,300	1,393,460
Eli Lilly & Company	46,931	2,809,290
Hospira, Inc. (I)	67,676	3,327,629
Merck & Company, Inc.	186,610	10,797,255
Teva Pharmaceutical Industries, Ltd., ADR	159,575	8,056,942

		29,676,960

		52,682,105
Industrials - 4.0%
Aerospace & Defense - 1.4%
B/E Aerospace, Inc. (I)	20,840	2,016,270
Huntington Ingalls Industries, Inc.	38,018	3,795,337

		5,811,607
Machinery - 1.0%
Caterpillar, Inc.	26,649	2,724,327
CNH Industrial NV	104,048	1,139,927

		3,864,254
Marine - 1.6%
AP Moller - Maersk A/S, Series B	2,570	6,725,250

		16,401,111
Information Technology - 11.2%
Communications Equipment - 1.3%
Cisco Systems, Inc.	208,060	5,122,437
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity, Ltd.	17,812	1,059,102
IT Services - 1.4%
Xerox Corp.	478,613	5,910,871
Semiconductors & Semiconductor Equipment - 0.7%
Samsung Electronics Company, Ltd.	2,160	3,059,797
Software - 4.1%
Microsoft Corp.	272,041	11,137,359
Symantec Corp.	253,897	5,583,195

		16,720,554
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	16,670	10,552,110
Hewlett-Packard Company	103,237	3,458,440

		14,010,550

		45,883,311
Materials - 4.8%
Containers & Packaging - 0.8%
MeadWestvaco Corp.	85,194	3,457,173
Metals & Mining - 2.7%
Anglo American PLC	111,760	2,734,284
Freeport-McMoRan Copper & Gold, Inc.	152,434	5,190,378

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
ThyssenKrupp AG (I)	111,048	$3,339,712

		11,264,374
Paper & Forest Products - 1.3%
International Paper Company	107,602	5,125,083

		19,846,630
Telecommunication Services - 1.8%
Diversified Telecommunication Services - 0.5%
Koninklijke KPN NV (I)	575,981	2,132,976
Wireless Telecommunication Services - 1.3%
Vodafone Group PLC	1,472,015	5,160,950

		7,293,926
Utilities - 1.4%
Electric Utilities - 0.4%
Entergy Corp.	21,984	1,658,033
Independent Power and Renewable Electricity
Producers - 1.0%
NRG Energy, Inc.	110,926	3,953,403

		5,611,436

TOTAL COMMON STOCKS (Cost $253,336,292)		$354,575,040

CORPORATE BONDS - 3.1%
Consumer Discretionary - 0.5%
Clear Channel Communications, Inc.
9.000%, 12/15/2019	$2,013,000	$2,143,845
Energy - 0.5%
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	764,000	764,000
9.625%, 06/01/2019 (S)	1,133,000	1,229,305

		1,993,305
Industrials - 0.5%
American Airlines, Inc.
7.500%, 03/15/2016 (S)	2,021,000	2,096,788
Information Technology - 1.2%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,040,000	1,029,600
10.500%, 03/01/2021 (S)	1,139,000	1,030,795
First Data Corp.
8.250%, 01/15/2021 (S)	204,000	221,340
11.750%, 08/15/2021	1,202,000	1,334,220
12.625%, 01/15/2021	282,000	339,105
First Data Holdings, Inc.
14.500%, 09/24/2019 (S)	774,420	778,292

		4,733,352
Utilities - 0.4%
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (H)(S)	1,800,000	1,597,500

TOTAL CORPORATE BONDS (Cost $11,472,800)		$12,564,790

MUNICIPAL BONDS - 0.3%
United States - 0.3%
Commonwealth of Puerto Rico	$1,221,000	$1,089,718

TOTAL MUNICIPAL BONDS (Cost $1,140,043)		$1,089,718

91

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 3.5%
Consumer Discretionary - 1.7%
Caesars Entertainment
Operating Company, Inc.
4.400%, 01/26/2018	$279,000	$257,378
5.400%, 01/26/2018	1,330,000	1,239,394
Caesars Entertainment Operating
Compnay, Inc. TBD 03/01/2017 (T)	151,000	149,463
Cengage Learning Acquisitions, Inc.
7.000%, 03/31/2020	147,000	149,297
Clear Channel Communications, Inc.
3.800%, 01/29/2016	39,073	38,654
6.900%, 01/30/2019	2,267,630	2,240,500
7.650%, 07/30/2019	728,888	728,685
JC Penney Corp., Inc.
6.000%, 05/22/2018	2,062,444	2,075,656

		6,879,027
Energy - 0.0%
NGPL PipeCo LLC
6.750%, 09/15/2017	67,223	66,341
Information Technology - 0.4%
Avaya, Inc.
4.727%, 10/26/2017	1,563,951	1,511,385
6.500%, 03/30/2018	380,545	377,691

		1,889,076
Utilities - 1.4%
Texas Competitive Electric Holdings
Company LLC
4.737%, 10/10/2017	7,000,000	5,600,000

TOTAL TERM LOANS (Cost $13,051,306)		$14,434,444

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	593,402	$5,938,354

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,938,095)		$5,938,354

SHORT-TERM INVESTMENTS - 4.2%
U.S. Government - 4.2%
U.S. Treasury Bill
0.029%, 07/10/2014 *	$1,500,000	$1,499,952
0.030%, 07/03/2014 *	1,000,000	999,976
0.046%, 10/23/2014 *	1,000,000	999,841
0.050%, 10/09/2014 *	1,500,000	1,499,838
0.050%, 10/16/2014 *	3,000,000	2,999,547
0.055%, 10/02/2014 *	1,000,000	999,898
0.073%, 08/21/2014 *	2,000,000	1,999,866
0.075%, 08/14/2014 *	3,000,000	2,999,802
0.079%, 07/24/2014 *	1,000,000	999,960
0.080%, 06/26/2014 *	2,000,000	1,999,946

		16,998,626

TOTAL SHORT-TERM INVESTMENTS (Cost $16,997,773)		$16,998,626

Total Investments (Mutual Shares Fund)
(Cost $301,936,309) - 99.1%		$405,600,972
Other assets and liabilities, net - 0.9%		3,838,490

TOTAL NET ASSETS - 100.0%		$409,439,462

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.8%
Consumer Discretionary - 3.8%
Hotels, Restaurants & Leisure - 3.8%
Hilton Worldwide Holdings, Inc. (I)	151,400	$3,424,668
Marriott International, Inc., Class A	23,273	1,434,082
Starwood Hotels & Resorts Worldwide, Inc.	58,500	4,671,225

		9,529,975

		9,529,975
Financials - 90.0%
Real Estate Investment Trusts - 90.0%
Diversified REITs - 5.1%
PS Business Parks, Inc.	37,900	3,190,801
Vornado Realty Trust	90,774	9,720,080

		12,910,881
Industrial REITs - 8.4%
DCT Industrial Trust, Inc.	646,900	5,123,448
EastGroup Properties, Inc.	47,700	3,036,582
Prologis, Inc.	277,944	11,537,455
Terreno Realty Corp.	83,300	1,616,020

		21,313,505
Office REITs - 15.2%
Alexandria Real Estate Equities, Inc.	41,300	3,142,517
Boston Properties, Inc.	70,550	8,513,974
Douglas Emmett, Inc.	235,300	6,680,167
Highwoods Properties, Inc.	122,500	4,971,050
Kilroy Realty Corp.	104,200	6,312,436
SL Green Realty Corp.	81,900	8,967,231

		38,587,375
Residential REITs - 17.5%
American Campus Communities, Inc.	46,500	1,806,060
AvalonBay Communities, Inc.	90,816	12,881,341
Camden Property Trust	98,800	6,939,712
Equity Residential	169,550	10,478,190
Essex Property Trust, Inc.	63,807	11,546,515
Post Properties, Inc.	17,700	905,355

		44,557,173
Retail REITs - 31.9%
Acadia Realty Trust	116,700	3,219,755
CBL & Associates Properties, Inc.	117,514	2,211,613
Equity One, Inc.	67,200	1,542,912
Federal Realty Investment Trust	74,880	8,949,658
General Growth Properties, Inc.	408,494	9,734,412
Kimco Realty Corp.	286,600	6,568,872
Regency Centers Corp.	125,750	6,715,050
Simon Property Group, Inc.	144,900	24,120,054
Taubman Centers, Inc.	45,900	3,437,910
The Macerich Company	140,912	9,305,828
Weingarten Realty Investors	165,400	5,258,066

		81,064,130
Specialized REITs - 11.9%
Healthcare Realty Trust, Inc.	167,200	4,168,296
Host Hotels & Resorts, Inc.	277,762	6,130,207
Pebblebrook Hotel Trust	103,800	3,689,052
Plum Creek Timber Company, Inc.	68,900	3,107,390
Public Storage	66,600	11,480,508

92

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialized REITs (continued)
RLJ Lodging Trust	66,000	$1,828,860

		30,404,313

		228,837,377

		228,837,377

TOTAL COMMON STOCKS (Cost $107,461,096)		$238,367,352

CONVERTIBLE BONDS - 1.0%
Financials - 1.0%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$2,258,000	$2,530,371

TOTAL CONVERTIBLE BONDS (Cost $2,224,295)		$2,530,371

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	450,000	450,000
T. Rowe Price Reserve Investment
Fund, 0.0577% (Y)	11,987,005	11,987,005

		12,437,005

TOTAL SHORT-TERM INVESTMENTS (Cost $12,437,005)		$12,437,005

Total Investments (Real Estate Equity Fund)
(Cost $122,122,396) - 99.7%		$253,334,728
Other assets and liabilities, net - 0.3%		884,411

TOTAL NET ASSETS - 100.0%		$254,219,139

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.9%
Financials - 98.9%
Real Estate Investment Trusts - 98.9%
Diversified REITs - 8.4%
Duke Realty Corp.	745,129	$13,188,783
Spirit Realty Capital, Inc.	1,233,414	13,925,244
Vornado Realty Trust	171,868	18,403,625

		45,517,652
Industrial REITs - 5.3%
DCT Industrial Trust, Inc.	1,313,753	10,404,924
First Industrial Realty Trust, Inc.	307,324	5,697,787
Prologis, Inc.	304,548	12,641,787

		28,744,498
Office REITs - 16.9%
Alexandria Real Estate Equities, Inc.	142,382	10,833,846
Boston Properties, Inc.	234,182	28,261,084
Brandywine Realty Trust	333,218	5,098,235
Digital Realty Trust, Inc.	135,213	7,774,748
Douglas Emmett, Inc.	482,421	13,695,932
Kilroy Realty Corp.	69,567	4,214,369
Lexington Realty Trust	785,404	8,914,335
Mack-Cali Realty Corp.	66,628	1,449,159
SL Green Realty Corp.	104,049	11,392,325

		91,634,033

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Residential REITs - 16.3%
American Campus Communities, Inc.	213,150	$8,278,746
Apartment Investment & Management
Company, Class A	225,523	7,099,464
AvalonBay Communities, Inc.	162,505	23,049,709
Equity Residential	346,759	21,429,706
Essex Property Trust, Inc.	81,986	14,836,187
Home Properties, Inc.	90,555	5,630,710
Post Properties, Inc.	161,745	8,273,257

		88,597,779
Retail REITs - 26.0%
Acadia Realty Trust	168,111	4,638,182
Federal Realty Investment Trust	108,390	12,954,773
General Growth Properties, Inc.	1,008,937	24,042,969
Glimcher Realty Trust	469,844	5,177,681
Kite Realty Group Trust	414,212	2,572,257
National Retail Properties, Inc.	491,992	17,209,880
Realty Income Corp.	100,276	4,341,951
Regency Centers Corp.	162,009	8,651,281
Retail Properties of America, Inc., Class A	405,391	6,097,081
Simon Property Group, Inc.	243,548	40,541,000
The Macerich Company	207,295	13,689,762
Washington Prime Group, Inc. (I)	43,052	856,304

		140,773,121
Specialized REITs - 26.0%
Chesapeake Lodging Trust	200,543	5,849,839
CubeSmart	472,768	8,623,288
DiamondRock Hospitality Company	555,116	6,894,541
Extra Space Storage, Inc.	168,416	8,816,578
HCP, Inc.	383,282	16,002,024
Health Care REIT, Inc.	244,723	15,473,835
Healthcare Realty Trust, Inc.	214,563	5,349,056
Host Hotels & Resorts, Inc.	330,530	7,294,797
LaSalle Hotel Properties	157,992	5,212,156
Public Storage	94,068	16,215,442
RLJ Lodging Trust	178,392	4,943,242
Senior Housing Properties Trust	22,791	546,528
Strategic Hotels & Resorts, Inc. (I)	683,183	7,446,695
Sunstone Hotel Investors, Inc.	430,667	6,326,498
Ventas, Inc.	390,546	26,088,473

		141,082,992

TOTAL COMMON STOCKS (Cost $429,281,413)		$536,350,075

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreement - 0.9%
Repurchase Agreement with State Street Corp.
dated 05/30/2014 at 0.000% to be
repurchased at $4,727,000 on 06/02/2014,
collateralized by $4,875,000 U.S. Treasury
Notes, 0.6250% due 11/30/2017 (valued at
$4,823,501, including interest)	$4,727,000	$4,727,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,727,000)		$4,727,000

Total Investments (Real Estate Securities Fund)
(Cost $434,008,413) - 99.8%		$541,077,075
Other assets and liabilities, net - 0.2%		1,128,438

TOTAL NET ASSETS - 100.0%		$542,205,513

93

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 94.1%
U.S. Government - 94.1%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 (D)		$18,811,751	$19,302,624
0.125%, 04/15/2019 to 01/15/2023		126,864,772	127,789,319
0.375%, 07/15/2023		17,257,550	17,612,141
0.500%, 04/15/2015		12,754,521	12,947,829
0.625%, 07/15/2021 to 02/15/2043		47,555,291	48,587,467
1.125%, 01/15/2021		19,871,264	21,504,443
1.250%, 07/15/2020		22,748,670	24,931,132
1.375%, 01/15/2020 to 02/15/2044		19,548,876	21,375,788
1.625%, 01/15/2015 (D)		16,714,465	17,023,950
1.625%, 01/15/2018		1,917,056	2,091,987
1.750%, 01/15/2028		17,930,112	20,689,664
1.875%, 07/15/2015 to 07/15/2019		22,437,509	25,132,905
2.000%, 07/15/2014 to 01/15/2026		35,822,287	39,522,774
2.125%, 02/15/2040		2,076,738	2,624,154
2.375%, 01/15/2025 to 01/15/2027		34,915,547	42,685,317
2.500%, 01/15/2029		13,424,270	16,979,607
2.625%, 07/15/2017		11,743,314	13,160,767
3.375%, 04/15/2032		7,187,130	10,402,810
3.875%, 04/15/2029		26,118,747	38,276,214
U.S. Treasury Notes
0.250%, 08/31/2014 to 07/31/2015 (D)		1,632,000	1,633,771
0.625%, 07/15/2014 (D)		456,000	456,303

			524,730,966
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.326%, 10/01/2044 (P)		35,984	36,737

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $527,994,683)			$524,767,703

FOREIGN GOVERNMENT
OBLIGATIONS - 8.2%
Australia - 1.2%
Commonwealth of Australia
5.250%, 03/15/2019	AUD	1,900,000	1,936,694
New South Wales Treasury Corp.
2.750%, 11/20/2025		3,800,000	4,750,535

			6,687,229
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	1,080,103,500	505,268
Germany - 1.9%
Federal Republic of Germany
0.750%, 04/15/2018	EUR	7,446,040	10,701,116
Italy - 1.4%
Republic of Italy
1.700%, 09/15/2018		1,517,805	2,166,586
2.100%, 09/15/2016 to 09/15/2021		1,187,677	1,701,756
2.250%, 04/22/2017		1,399,608	1,972,934
2.350%, 09/15/2024 (S)		704,102	1,011,530
3.100%, 09/15/2026		106,146	162,651
4.750%, 09/15/2016		200,000	296,052
5.250%, 08/01/2017		400,000	613,876

			7,925,385
New Zealand - 0.3%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	2,100,000	1,740,133

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Slovenia - 0.3%
Republic of Slovenia
4.700%, 11/01/2016 (S)	EUR	1,000,000	$1,477,137
Spain - 2.4%
Autonomous Community of Catalonia
4.950%, 02/11/2020		300,000	452,702
Kingdom of Spain
2.750%, 04/30/2019		1,300,000	1,871,084
3.800%, 04/30/2024 (S)		3,300,000	4,854,488
5.400%, 01/31/2023 (S)		3,600,000	5,935,575

			13,113,849
United Kingdom - 0.6%
Government of United Kingdom, Inflation
Linked Bond
2.500%, 07/26/2016	GBP	600,000	3,394,312

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $44,599,752)			$45,544,429

CORPORATE BONDS - 2.2%
Consumer Discretionary - 0.4%
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		$2,500,000	2,500,000
Energy - 0.7%
Petrobras Global Finance BV
2.593%, 03/17/2017 (P)		3,900,000	3,953,625
Financials - 0.3%
BNP Paribas SA
0.533%, 11/07/2015 (P)		400,000	400,016
GMAC International Finance BV
7.500%, 04/21/2015	EUR	100,000	143,376
Intesa Sanpaolo SpA
3.125%, 01/15/2016		$600,000	617,191
LBG Capital No.2 PLC
15.000%, 12/21/2019	GBP	100,000	242,714
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	9,201
7.000%, 09/27/2027 (H)		$300,000	55,125

			1,467,623
Health Care - 0.0%
Cardinal Health, Inc.
6.000%, 06/15/2017		95,000	107,239
Industrials - 0.3%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,082,214
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	600,000	764,836

			1,847,050
Materials - 0.2%
RPM International, Inc.
6.500%, 02/15/2018		$1,000,000	1,150,735
Utilities - 0.3%
Electricite de France
0.688%, 01/20/2017 (P)(S)		1,100,000	1,104,599
1.150%, 01/20/2017 (S)		300,000	301,119

			1,405,718

TOTAL CORPORATE BONDS (Cost $8,538,569)			$12,431,990

94

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		$640,000	$550,509

TOTAL MUNICIPAL BONDS (Cost $611,659)			$550,509

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.5%
Commercial & Residential - 2.2%
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2 2.689%, 02/25/2035 (P)		422,124	424,111
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.498%, 05/25/2033 (P)		66,390	67,077
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)		529,908	537,677
Series 2005-2, Class A2,
2.528%, 03/25/2035 (P)		132,171	133,925
Series 2005-5, Class A1,
2.160%, 08/25/2035 (P)		160,804	163,299
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)		296,601	301,010
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		327,807	336,454
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.510%, 05/25/2035 (P)		41,563	40,678
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)		211,288	212,796
Series 2005-6, Class A2,
2.280%, 09/25/2035 (P)		220,118	220,590
Series 2005-6, Class A3,
1.930%, 09/25/2035 (P)		43,293	43,467
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.399%, 04/19/2034 (P)		5,473,755	5,516,056
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.733%, 07/25/2035 (P)		351,740	356,948
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.550%, 03/25/2036 (P)		615,045	187,452
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.633%, 05/25/2036 (P)		1,143,793	1,030,944
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.330%, 06/25/2046 (P)		989,028	455,397
Swan Trust, Series 2010-1, Class A
3.948%, 04/25/2041 (P)	AUD	897,523	838,679
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.399%, 03/25/2037 (P)		$701,158	665,049
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036		701,240	377,796
U.S. Government Agency - 0.3%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		12,139	13,514
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		14,583	16,622

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		$85,248	$96,128
Series 2007-63, Class FC,
0.500%, 07/25/2037 (P)		1,620,647	1,618,520

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $16,797,192)			$13,654,189

ASSET BACKED SECURITIES - 3.2%
ARES VIR CLO, Ltd., Series 2006-6RA,
Class A1B
0.462%, 03/12/2018 (P)(S)		142,806	142,790
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.350%, 10/25/2035 (P)		57,576	57,284
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.901%, 08/15/2018 (P)(S)		8,200,000	8,244,485
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		633,704	388,150
Magi Funding PLC, Series 2010-1A,
Class A
0.677%, 04/11/2021 (P)(S)	EUR	214,240	288,113
SLM Student Loan Trust, Series 2008-9,
Class A
1.729%, 04/25/2023 (P)		$8,463,080	8,757,071
Wood Street CLO BV, Series II-A,
Class A1
0.666%, 03/29/2021 (P)(S)	EUR	159,565	214,355

TOTAL ASSET BACKED SECURITIES (Cost $18,217,609)			$18,092,248

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		1,029	18,067

TOTAL COMMON STOCKS (Cost $6,846)			$18,067

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Over the Counter on 5 Year Interest Rate
Swap. Receive a fixed rate of 1.000%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
11/10/2014; Strike Rate: 1.000%;
Counterparty: Goldman Sachs Capital
Markets LP) (I)		6,900,000	32,873

TOTAL PURCHASED OPTIONS (Cost $96,003)			$32,873

SHORT-TERM INVESTMENTS - 1.0%
Foreign Government - 0.8%
Republic of Greece
2.122%, 08/18/2014 *	EUR	500,000	677,541
2.510%, 07/18/2014 *		3,000,000	4,075,546

			4,753,087
U.S. Government - 0.1%
U.S. Treasury Bills
0.045%, 10/30/2014 *		$75,000	74,987
0.051%, 10/16/2014 *		127,000	126,981
0.054%, 10/09/2014 *		253,000	252,973

95

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bills (continued)
0.523%, 10/23/2014 *	$87,000	$86,986

		541,927
U.S. Government Agency - 0.0%
Federal Home Loan Bank Discount Note
0.065%, 10/03/2014*	100,000	99,980
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 05/30/2014 at
0.000% to be repurchased at $314,000
on 06/02/2014, collateralized by
$325,000 U.S Treasury Notes, 0.625%
due 11/30/2017 (valued at $321,567,
including interest)	314,000	314,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,767,379)		$5,708,994

Total Investments (Real Return Bond Fund)
(Cost $622,629,692) - 111.3%		$620,801,002
Other assets and liabilities, net - (11.3%)		(63,138,054)

TOTAL NET ASSETS - 100.0%		$557,662,948

Redwood Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 60.0%
Consumer Discretionary - 19.6%
Auto Components - 1.1%
Johnson Controls, Inc. (D)	113,700	$5,498,532
Automobiles - 0.9%
General Motors Company (D)	140,100	4,844,658
Diversified Consumer Services - 0.8%
Apollo Education Group, Inc. (I)	154,500	4,140,600
Hotels, Restaurants & Leisure - 1.6%
Las Vegas Sands Corp. (D)	104,400	7,988,688
Household Durables - 1.2%
Lennar Corp., Class A (D)	150,400	6,151,360
Leisure Products - 1.0%
Hasbro, Inc. (D)	96,900	5,203,530
Media - 4.4%
CBS Corp., Class B (D)	264,000	15,737,040
DISH Network Corp., Class A (D)(I)	120,300	7,056,798

		22,793,838
Multiline Retail - 0.9%
Kohl’s Corp. (D)	85,700	4,665,508
Specialty Retail - 5.7%
Abercrombie & Fitch Company, Class A (D)	142,600	5,420,226
Cabela’s, Inc. (D)(I)	67,100	4,108,533
GNC Holdings, Inc., Class A (D)	101,500	3,747,380
The Gap, Inc. (D)	130,600	5,384,638
The Home Depot, Inc.	63,200	5,070,536
Urban Outfitters, Inc. (D)(I)	178,600	5,986,672

		29,717,985
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc. (D)	140,500	5,719,755

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp. (D)	30,300	$4,650,444

		10,370,199

		101,374,898
Consumer Staples - 3.0%
Food & Staples Retailing - 0.6%
Whole Foods Market, Inc. (D)	82,100	3,139,504
Food Products - 1.0%
Mead Johnson Nutrition Company (D)	56,800	5,081,896
Household Products - 1.4%
The Procter & Gamble Company (D)	91,400	7,384,206

		15,605,606
Energy - 2.9%
Energy Equipment & Services - 2.1%
Cameron International Corp. (D)(I)	170,400	10,897,080
Oil, Gas & Consumable Fuels - 0.8%
Valero Energy Corp. (D)	77,600	4,349,480

		15,246,560
Financials - 5.0%
Banks - 4.2%
Citigroup, Inc. (D)	458,800	21,825,116
Insurance - 0.8%
Genworth Financial, Inc., Class A (I)	257,500	4,374,925

		26,200,041
Health Care - 12.8%
Biotechnology - 1.3%
Celgene Corp. (D)(I)	43,200	6,610,896
Health Care Equipment & Supplies - 3.2%
Edwards Lifesciences Corp. (D)(I)	137,400	11,156,880
Thoratec Corp. (D)(I)	168,300	5,574,096

		16,730,976
Health Care Providers & Services - 7.0%
Express Scripts Holding Company (D)(I)	197,200	14,093,884
HCA Holdings, Inc. (D)(I)	423,400	22,435,966

		36,529,850
Pharmaceuticals - 1.3%
Bristol-Myers Squibb Company (D)	131,600	6,545,784

		66,417,506
Industrials - 6.0%
Air Freight & Logistics - 1.2%
Expeditors International
of Washington, Inc. (D)	136,700	6,221,217
Electrical Equipment - 0.3%
Eaton Corp. PLC (D)	20,200	1,488,538
Machinery - 0.8%
Flowserve Corp. (D)	54,000	3,981,960
Road & Rail - 1.2%
Hertz Global Holdings, Inc. (D)(I)	213,400	6,299,568
Trading Companies & Distributors - 2.5%
Fastenal Company (D)	70,000	3,412,500
United Rentals, Inc. (D)(I)	94,200	9,518,910

		12,931,410

		30,922,693

96

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 10.1%
Internet Software & Services - 2.6%
eBay, Inc. (D)(I)	160,800	$8,157,384
Yahoo!, Inc. (D)(I)	148,700	5,152,455

		13,309,839
IT Services - 2.4%
Accenture PLC, Class A (D)	98,500	8,022,825
Teradata Corp. (D)(I)	104,700	4,396,353

		12,419,178
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp., Class A (D)	268,800	8,566,656
Software - 2.5%
Citrix Systems, Inc. (D)(I)	92,700	5,744,619
Microsoft Corp. (D)	7,500	307,050
Oracle Corp. (D)	166,100	6,979,522

		13,031,191
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc. (D)	200	126,600
EMC Corp. (D)	178,700	4,746,272

		4,872,872

		52,199,736
Materials - 0.6%
Metals & Mining - 0.6%
Cliffs Natural Resources, Inc. (D)	191,000	2,994,880

TOTAL COMMON STOCKS (Cost $272,211,949)		$310,961,920

SHORT-TERM INVESTMENTS - 50.8%
Money Market Funds - 50.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	263,562,970	263,562,970

TOTAL SHORT-TERM INVESTMENTS (Cost $263,562,970)		$263,562,970

Total Investments (Redwood Fund)
(Cost $535,774,919) - 110.8%		$574,524,890
Other assets and liabilities, net - (10.8%)		(56,133,196)

TOTAL NET ASSETS - 100.0%		$518,391,694

Science & Technology Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.6%
Consumer Discretionary - 11.6%
Automobiles - 1.8%
Tesla Motors, Inc. (I)	84,714	$17,601,026
Household Durables - 0.9%
Harman International Industries, Inc.	51,310	5,389,089
iRobot Corp. (I)(L)	97,600	3,448,208

		8,837,297
Internet & Catalog Retail - 8.2%
Amazon.com, Inc. (I)	131,415	41,073,758
Coupons.com, Inc. (I)(L)	79,100	2,042,362
Ctrip.com International, Ltd., ADR (I)	134,300	7,442,906
JD.com, Inc., ADR (I)	34,954	873,850
Netflix, Inc. (I)	18,800	7,855,204

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
The Priceline Group, Inc. (I)	14,975	$19,147,484
Vipshop Holdings, Ltd., ADR (I)(L)	18,600	3,025,476

		81,461,040
Media - 0.7%
Twenty-First Century Fox, Inc., Class A	187,200	6,628,752

		114,528,115
Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
GrubHub, Inc. (I)	22,547	715,205
Health Care - 2.8%
Health Care Equipment & Supplies - 1.3%
Intuitive Surgical, Inc. (I)	24,100	8,910,734
Stryker Corp.	45,820	3,871,332

		12,782,066
Health Care Technology - 0.5%
Veeva Systems, Inc., Class A (I)(L)	251,400	5,269,344
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	69,900	3,980,106
Pharmaceuticals - 0.6%
Hospira, Inc. (I)	124,940	6,143,300

		28,174,816
Industrials - 0.6%
Construction & Engineering - 0.6%
Quanta Services, Inc. (I)	177,500	6,026,125
Electrical Equipment - 0.0%
SolarCity Corp. (I)(L)	5,115	268,538

		6,294,663
Information Technology - 79.6%
Communications Equipment - 7.0%
Alcatel-Lucent (I)	703,645	2,868,314
Alcatel-Lucent, ADR	1,776,965	7,125,630
Aruba Networks, Inc. (I)	610,310	11,299,890
Cisco Systems, Inc.	737,380	18,154,296
F5 Networks, Inc. (I)	47,250	5,128,988
JDS Uniphase Corp. (I)	252,400	2,768,828
Juniper Networks, Inc. (I)	392,345	9,596,759
Palo Alto Networks, Inc. (I)	62,645	4,692,737
QUALCOMM, Inc.	96,605	7,771,872

		69,407,314
Electronic Equipment, Instruments & Components - 3.1%
Arrow Electronics, Inc. (I)	47,195	2,723,152
Avnet, Inc.	20,640	899,285
CDW Corp.	42,265	1,243,014
Hirose Electric Company, Ltd.	7,100	1,021,110
Ingram Micro, Inc., Class A (I)	77,620	2,155,507
IPG Photonics Corp. (I)	90,130	5,687,203
Keyence Corp.	2,300	898,498
Murata Manufacturing Company, Ltd.	18,200	1,549,792
National Instruments Corp.	168,300	4,820,112
Omron Corp.	27,100	1,022,613
RealD, Inc. (I)(L)	476,000	5,659,640
Trimble Navigation, Ltd. (I)	70,200	2,532,114

		30,212,040
Internet Software & Services - 16.4%
Akamai Technologies, Inc. (I)	91,000	4,944,940
Angie’s List, Inc. (I)(L)	258,500	2,753,025

97

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Baidu, Inc., ADR (I)	118,940	$19,744,040
Equinix, Inc. (I)(L)	43,800	8,705,250
Facebook, Inc., Class A (I)	369,890	23,414,037
Google, Inc., Class A (I)	44,180	25,255,497
Google, Inc., Class C (I)	44,605	25,022,513
GrubHub, Inc. (I)	8,800	299,904
LinkedIn Corp., Class A (I)	116,200	18,602,458
MercadoLibre, Inc. (L)	32,200	2,739,254
NAVER Corp.	2,800	2,085,646
NetEase.com, Inc., ADR	40,160	2,857,786
OPOWER, Inc. (I)(L)	6,500	108,225
Rackspace Hosting, Inc. (I)	214,900	7,841,701
RealNetworks, Inc. (I)	138,600	1,065,834
Renren, Inc., ADR (I)(L)	445	1,504
SINA Corp. (I)(L)	107,800	4,830,518
Tencent Holdings, Ltd.	74,000	1,041,711
VeriSign, Inc. (I)(L)	142,400	7,131,392
Yandex NV, Class A (I)(L)	85,400	2,659,356
Yelp, Inc. (I)(L)	15,865	1,049,470

		162,154,061
IT Services - 3.0%
Accenture PLC, Class A	73,430	5,980,874
AtoS (L)	22,999	2,067,972
Computer Sciences Corp.	66,190	4,162,689
Fiserv, Inc. (I)	50,510	3,036,156
MasterCard, Inc., Class A	85,450	6,532,653
Visa, Inc., Class A	36,160	7,768,253

		29,548,597
Semiconductors & Semiconductor Equipment - 18.0%
Altera Corp.	448,700	14,865,431
Analog Devices, Inc.	11,485	601,584
Applied Materials, Inc.	461,965	9,327,073
ARM Holdings PLC, ADR	167,000	7,715,400
ASML Holding NV (L)	111,400	9,567,032
Atmel Corp. (I)	835,400	7,000,652
Avago Technologies, Ltd.	145,420	10,276,831
First Solar, Inc. (I)	38,800	2,397,064
Freescale Semiconductor, Ltd. (I)	80,680	1,790,289
Intel Corp.	6,870	187,688
Lam Research Corp.	226,095	14,026,934
Maxim Integrated Products, Inc.	115,645	3,960,841
MediaTek, Inc.	688,000	11,189,723
Mellanox Technologies, Ltd. (I)(L)	234,200	7,396,036
Microchip Technology, Inc. (L)	67,700	3,222,520
Micron Technology, Inc. (I)	569,265	16,275,286
NVIDIA Corp.	139,720	2,654,680
NXP Semiconductor NV (I)	55,610	3,453,381
ON Semiconductor Corp. (I)	669,200	5,815,348
Semtech Corp. (I)	176,200	4,570,628
SK Hynix, Inc. (I)	113,730	4,932,337
Skyworks Solutions, Inc.	104,005	4,504,457
STR Holdings, Inc. (I)	485,166	664,677
SunPower Corp. (I)(L)	120,445	4,015,636
Taiwan Semiconductor
Manufacturing Company, Ltd.	990,000	3,967,915
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	597,680	12,288,301
Teradyne, Inc. (L)	201,195	3,581,271
Texas Instruments, Inc.	148,840	6,992,503

		177,241,518

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 18.3%
Activision Blizzard, Inc.	312,760	$6,499,153
Adobe Systems, Inc. (I)	84,395	5,446,853
Aspen Technology, Inc. (I)	219,395	9,431,791
Atlassian, Inc. (I)(R)	5,959	95,344
Atlassian, Inc., Class A (I)(R)	4,105	65,680
Atlassian, Inc., Class A Ordinary (I)(R)	21,437	342,992
Atlassian, Inc., Series 1 (I)(R)	10,460	167,360
Atlassian, Inc., Series 2 (I)(R)	28,006	448,096
Atlassian, Inc., Series A (I)(R)	20,711	331,376
Autodesk, Inc. (I)	249,900	13,087,263
Check Point Software Technologies, Ltd. (I)(L)	114,400	7,376,512
Citrix Systems, Inc. (I)	203,800	12,629,486
Concur Technologies, Inc. (I)(L)	22,100	1,886,677
FleetMatics Group PLC (I)(L)	55,500	1,581,750
Intuit, Inc.	76,110	6,034,762
Microsoft Corp.	1,098,810	44,985,281
NetSuite, Inc. (I)(L)	33,700	2,712,513
Nintendo Company, Ltd.	7,700	900,398
Oracle Corp.	500,115	21,014,832
Red Hat, Inc. (I)	370,500	18,569,460
Salesforce.com, Inc. (I)	152,420	8,021,865
ServiceNow, Inc. (I)	362,440	18,959,236

		180,588,680
Technology Hardware, Storage & Peripherals - 13.8%
Apple, Inc.	82,450	52,190,850
Dell, Inc.	992,200	13,642,750
Hewlett-Packard Company	349,465	11,707,078
Lenovo Group, Ltd.	946,000	1,172,770
NEC Corp.	36,000	111,634
SanDisk Corp.	164,285	15,874,860
Seagate Technology PLC	171,605	9,220,337
Stratasys, Ltd. (I)	41,100	3,823,122
Western Digital Corp.	324,150	28,476,578

		136,219,979

		785,372,189
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 0.3%
China Unicom Hong Kong, Ltd.	1,994,000	2,966,686
Wireless Telecommunication Services - 1.6%
SoftBank Corp.	159,000	11,558,323
T-Mobile US, Inc. (I)	116,900	4,013,177

		15,571,500

		18,538,186

TOTAL COMMON STOCKS (Cost $819,481,528)		$953,623,174

PREFERRED SECURITIES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	45,681	1,271,211

TOTAL PREFERRED SECURITIES (Cost $665,115)		$1,271,211

SECURITIES LENDING COLLATERAL - 7.4%
Securities Lending Collateral - 7.4%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	7,285,153	72,904,713

TOTAL SECURITIES LENDING
COLLATERAL (Cost $72,900,894)		$72,904,713

98

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 1.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$2,163,687	$2,163,687
T. Rowe Price Prime Reserve Investment
Fund, 0.0577% (Y)	10,311,191	10,311,191

		12,474,878
Repurchase Agreement - 1.0%
Repurchase Agreement with State Street Corp.
dated 05/30/2014 at 0.000% to be
repurchased at $10,295,000 on 06/02/2014,
collateralized by $10,615,000 U.S. Treasury
Notes, 0.625% due 11/30/2017 (valued at
$10,502,863, including interest)	10,295,000	10,295,000

TOTAL SHORT-TERM INVESTMENTS (Cost $22,769,878)		$22,769,878

Total Investments (Science & Technology Fund)
(Cost $915,817,415) - 106.4%		$1,050,568,976
Other assets and liabilities, net - (6.4%)		(63,370,338)

TOTAL NET ASSETS - 100.0%		$987,198,638

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 95.6%
U.S. Government - 20.0%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 04/15/2018	$8,172,270	$8,442,281
U.S. Treasury Notes
0.625%, 08/31/2017	3,090,000	3,060,790
0.750%, 06/30/2017 to 03/31/2018	11,810,000	11,736,538
0.875%, 02/28/2017 to 01/31/2018	21,040,000	21,033,092
1.250%, 10/31/2018	1,430,000	1,422,850

		45,695,551
U.S. Government Agency - 75.6%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	11,421,000	11,815,276
5.125%, 04/19/2017 (S)	21,088,000	23,660,209
Federal Farm Credit Bank
0.570%, 08/11/2016	6,170,000	6,175,269
0.900%, 12/26/2017	2,075,000	2,064,202
0.970%, 09/05/2017	2,695,000	2,690,718
1.030%, 03/12/2018	3,700,000	3,677,160
1.100%, 06/20/2017	2,830,000	2,830,139
1.240%, 11/13/2018	6,825,000	6,726,734
4.875%, 01/17/2017	1,500,000	1,666,913
Federal Home Loan Bank
0.600%, 04/25/2016	2,520,000	2,521,378
1.000%, 09/18/2017 to 10/16/2017	10,790,000	10,753,823
1.130%, 03/27/2018	4,750,000	4,690,141
1.150%, 07/25/2018	5,245,000	5,146,829
2.125%, 06/10/2016	1,245,000	1,286,693
Federal Home Loan Mortgage Corp.
1.100%, 05/07/2018	4,980,000	4,884,324
1.200%, 03/20/2018	2,330,000	2,324,573
2.222%, 09/01/2042 (P)	1,672,218	1,717,318
2.640%, 01/01/2044 (P)	1,965,234	2,030,396
3.036%, 03/01/2044 (P)	1,180,177	1,226,527

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.331%, 09/01/2039 (P)	$560,767	$597,069
5.500%, 07/01/2037 to 07/01/2040	3,842,925	4,296,640
6.000%, 12/01/2037	292,260	327,251
6.500%, 09/01/2039	227,444	254,974
Federal National Mortgage Association
0.520%, 05/20/2016	6,675,000	6,664,534
0.625%, 11/14/2016	1,780,000	1,775,345
0.900%, 11/27/2017	3,000,000	2,965,875
1.000%, 12/12/2017 to 12/28/2017	5,370,000	5,314,591
1.050%, 11/15/2017	3,000,000	2,977,224
1.915%, 08/01/2042 (P)	1,479,285	1,519,124
2.362%, 09/01/2041 (P)	1,925,863	2,005,169
2.404%, 04/01/2042 (P)	1,164,369	1,211,360
2.480%, 02/01/2042 (P)	1,757,817	1,830,681
2.500%, 10/01/2027	2,156,709	2,197,568
2.913%, 03/01/2044 (P)	1,031,588	1,069,468
3.500%, 12/01/2025 to 12/01/2026	1,733,003	1,834,074
4.315%, 04/01/2048 (P)	7,069	7,548
5.500%, 05/01/2034 to 08/01/2040	3,657,511	4,088,911
6.000%, 12/01/2036 to 09/01/2037	4,110,882	4,630,321
6.500%, 01/01/2039	1,726,654	1,938,698
Government National Mortgage Association
2.500%, 01/20/2042 (P)	2,203,404	2,280,761
Tennessee Valley Authority
1.750%, 10/15/2018	3,515,000	3,558,094
4.500%, 04/01/2018	5,470,000	6,126,285
4.875%, 12/15/2016	7,764,000	8,568,560
5.500%, 07/18/2017	4,221,000	4,809,897
6.250%, 12/15/2017	1,613,000	1,898,914

		172,637,558

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $217,876,280)		$218,333,109

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.4%
U.S. Government Agency - 1.4%
Federal Home Loan Mortgage Corp.
Series K026, Class X1 IO,
1.051%, 11/25/2022	3,201,280	226,619
Series K022, Class X1 IO,
1.303%, 07/25/2022	4,143,133	346,126
Series K017, Class X1 IO,
1.440%, 12/25/2021	1,717,661	146,929
Series K018, Class X1 IO,
1.450%, 01/25/2022	2,667,879	230,329
Series K709, Class X1 IO,
1.540%, 03/25/2019	2,185,108	139,338
Series K707, Class X1 IO,
1.553%, 12/25/2018	1,474,322	90,817
Series K706, Class X1 IO,
1.589%, 10/25/2018	4,231,030	259,540
Series K711, Class X1 IO,
1.709%, 07/25/2019	5,672,462	416,869
Series K710, Class X1 IO,
1.781%, 05/25/2019	1,593,579	119,813
Series K704, Class X1 IO,
2.002%, 08/25/2018	10,858,561	788,961
Series 3499, Class PA,
4.500%, 08/15/2036	198,221	205,314

99

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association,
Series 2012-114, Class IO
1.033%, 01/16/2053	$1,310,220	$117,236

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $3,046,560)		$3,087,891

SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreement - 2.3%
Barclays Tri-Party Repurchase Agreement
dated 05/30/2014 at 0.050% to be
repurchased at $4,781,020 on 06/02/2014,
collateralized by $4,942,400 U.S. Treasury
Notes, 0.750% due 03/31/2018 (valued at
$4,876,659, including interest)	4,781,000	4,781,000
Repurchase Agreement with State Street Corp.
dated 05/30/2014 at 0.000% to be
repurchased at $558,000 on 06/02/2014,
collateralized by $580,000 U.S. Treasury
Notes, 0.625% due 11/30/2017 (valued at
$573,873, including interest)	558,000	558,000

		5,339,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,339,000)		$5,339,000

Total Investments (Short Term Government Income Fund)
(Cost $226,261,840) - 99.3%		$226,760,000
Other assets and liabilities, net - 0.7%		1,653,988

TOTAL NET ASSETS - 100.0%		$228,413,988

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.9%
Consumer Discretionary - 13.2%
Auto Components - 1.2%
Tenneco, Inc. (I)	43,780	$2,790,975
Hotels, Restaurants & Leisure - 4.6%
Bloomin’ Brands, Inc. (I)	135,991	2,834,052
Buffalo Wild Wings, Inc. (I)	18,143	2,621,845
Panera Bread Company, Class A (I)	17,156	2,635,333
Red Robin Gourmet Burgers, Inc. (I)	33,471	2,412,590

		10,503,820
Household Durables - 1.9%
Standard Pacific Corp. (I)	294,713	2,366,548
Taylor Morrison Home Corp., Class A (I)	98,016	2,087,741

		4,454,289
Internet & Catalog Retail - 1.2%
HSN, Inc.	47,494	2,641,616
Media - 1.8%
DreamWorks Animation
SKG, Inc., Class A (I)(L)	64,271	1,804,730
IMAX Corp. (I)(L)	88,547	2,322,588

		4,127,318
Multiline Retail - 0.6%
Tuesday Morning Corp. (I)	86,091	1,391,231

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.9%
Skechers U.S.A., Inc., Class A (I)	45,888	$2,042,016
Steven Madden, Ltd. (I)	30,205	962,331
Vince Holding Corp. (I)	45,876	1,274,894

		4,279,241

		30,188,490
Consumer Staples - 2.8%
Food & Staples Retailing - 0.5%
Sprouts Farmers Market, Inc. (I)(L)	41,030	1,111,913
Food Products - 1.4%
The WhiteWave Foods Company, Class A (I)	101,935	3,209,933
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	26,181	2,038,714

		6,360,560
Energy - 3.9%
Energy Equipment & Services - 0.3%
Hornbeck Offshore Services, Inc. (I)	14,900	674,076
Oil, Gas & Consumable Fuels - 3.6%
Athlon Energy, Inc. (I)	68,321	2,969,231
Diamondback Energy, Inc. (I)	39,658	2,993,386
Laredo Petroleum, Inc. (I)	79,747	2,206,599

		8,169,216

		8,843,292
Financials - 8.2%
Banks - 1.1%
PacWest Bancorp	63,755	2,576,977
Capital Markets - 2.8%
Financial Engines, Inc.	30,131	1,226,332
HFF, Inc., Class A	68,289	2,207,100
Virtus Investment Partners, Inc. (I)	10,654	1,965,556
WisdomTree Investments, Inc. (I)	97,646	1,014,542

		6,413,530
Insurance - 2.0%
Assured Guaranty, Ltd.	63,700	1,555,554
Protective Life Corp.	56,573	2,958,768

		4,514,322
Real Estate Investment Trusts - 1.2%
Douglas Emmett, Inc.	54,090	1,535,615
Pebblebrook Hotel Trust	32,493	1,154,801

		2,690,416
Real Estate Management & Development - 1.1%
Kennedy-Wilson Holdings, Inc.	105,991	2,625,397

		18,820,642
Health Care - 16.0%
Biotechnology - 4.8%
Alnylam Pharmaceuticals, Inc. (I)	19,000	1,126,510
Cubist Pharmaceuticals, Inc. (I)	31,282	2,083,381
Exelixis, Inc. (I)(L)	71,337	236,125
Hyperion Therapeutics, Inc. (I)(L)	39,363	1,152,155
Ironwood Pharmaceuticals, Inc. (I)	51,046	730,979
NPS Pharmaceuticals, Inc. (I)	58,423	1,818,708
Portola Pharmaceuticals, Inc. (I)	60,725	1,345,666
Seattle Genetics, Inc. (I)(L)	39,149	1,306,402
TESARO, Inc. (I)	42,127	1,122,263

		10,922,189

100

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.5%
DexCom, Inc. (I)	83,913	$2,832,903
HeartWare International, Inc. (I)	31,247	2,817,542
Insulet Corp. (I)	64,479	2,361,866

		8,012,311
Health Care Providers & Services - 4.4%
Acadia Healthcare Company, Inc. (I)	43,607	1,859,402
Envision Healthcare Holdings, Inc. (I)	100,436	3,463,033
ExamWorks Group, Inc. (I)	60,825	1,801,637
Team Health Holdings, Inc. (I)	59,445	3,018,023

		10,142,095
Life Sciences Tools & Services - 1.3%
Covance, Inc. (I)	35,095	2,943,067
Pharmaceuticals - 2.0%
Pacira Pharmaceuticals, Inc. (I)	20,089	1,559,107
Salix Pharmaceuticals, Ltd. (I)	16,845	1,921,678
The Medicines Company (I)	42,403	1,183,044

		4,663,829

		36,683,491
Industrials - 21.0%
Aerospace & Defense - 3.2%
DigitalGlobe, Inc. (I)	83,732	2,542,104
Moog, Inc., Class A (I)	33,213	2,393,329
Teledyne Technologies, Inc. (I)	25,334	2,400,903

		7,336,336
Airlines - 1.2%
Spirit Airlines, Inc. (I)	48,042	2,837,841
Building Products - 2.2%
Armstrong World Industries, Inc. (I)	54,786	2,907,493
Owens Corning	51,916	2,129,075

		5,036,568
Commercial Services & Supplies - 1.5%
Clean Harbors, Inc. (I)	54,707	3,343,145
Construction & Engineering - 0.2%
AECOM Technology Corp. (I)	16,400	527,096
Electrical Equipment - 2.0%
Acuity Brands, Inc.	21,844	2,741,640
Generac Holdings, Inc.	39,391	1,917,554

		4,659,194
Machinery - 1.5%
Altra Industrial Motion Corp.	100,169	3,424,778
Professional Services - 1.5%
TrueBlue, Inc. (I)	87,820	2,389,582
WageWorks, Inc. (I)	26,549	1,074,704

		3,464,286
Road & Rail - 4.2%
Con-way, Inc.	35,385	1,635,141
Landstar System, Inc.	36,074	2,342,285
Old Dominion Freight Line, Inc. (I)	43,394	2,775,480
Swift Transportation Company (I)	119,846	2,967,387

		9,720,293
Trading Companies & Distributors - 3.5%
Applied Industrial Technologies, Inc.	62,349	2,969,059
HD Supply Holdings, Inc. (I)	93,281	2,450,492

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
WESCO International, Inc. (I)(L)	28,950	$2,472,909

		7,892,460

		48,241,997
Information Technology - 27.9%
Communications Equipment - 0.8%
Palo Alto Networks, Inc. (I)	25,556	1,914,400
Electronic Equipment, Instruments & Components - 1.1%
Cognex Corp. (I)	68,113	2,452,068
Internet Software & Services - 8.9%
Angie’s List, Inc. (I)(L)	63,114	672,164
Bankrate, Inc. (I)	154,516	2,340,917
Constant Contact, Inc. (I)	79,006	2,333,837
CoStar Group, Inc. (I)	14,153	2,243,958
Dealertrack Technologies, Inc. (I)	47,408	1,882,572
Demandware, Inc. (I)	20,411	1,242,826
Envestnet, Inc. (I)	28,656	1,161,714
Shutterstock, Inc. (I)	26,606	1,730,454
Web.com Group, Inc. (I)	126,775	4,366,131
Xoom Corp. (I)	6,600	146,520
Yelp, Inc. (I)	34,926	2,310,355

		20,431,448
IT Services - 6.0%
Acxiom Corp. (I)	41,608	945,750
Global Payments, Inc.	34,192	2,344,204
Heartland Payment Systems, Inc.	60,347	2,501,383
MAXIMUS, Inc.	36,756	1,642,258
Virtusa Corp. (I)	59,318	2,029,269
WEX, Inc. (I)	25,555	2,460,691
WNS Holdings, Ltd., ADR (I)	102,218	1,835,835

		13,759,390
Semiconductors & Semiconductor Equipment - 3.4%
Freescale Semiconductor, Ltd. (I)	96,522	2,141,823
Lattice Semiconductor Corp. (I)	243,186	1,923,601
Silicon Laboratories, Inc. (I)	44,481	2,006,983
SunEdison, Inc. (I)	80,735	1,589,672

		7,662,079
Software - 7.7%
Cadence Design Systems, Inc. (I)	109,086	1,820,645
Concur Technologies, Inc. (I)	20,730	1,769,720
FleetMatics Group PLC (I)(L)	88,905	2,533,793
Guidewire Software, Inc. (I)	33,630	1,270,205
PTC, Inc. (I)	54,510	2,005,968
Solera Holdings, Inc.	36,628	2,389,977
Tableau Software, Inc., Class A (I)	25,699	1,491,570
Telogis, Inc. (I)(R)	162,887	185,691
Tyler Technologies, Inc. (I)	25,923	2,025,364
Verint Systems, Inc. (I)	47,964	2,222,172

		17,715,105

		63,934,490
Materials - 2.9%
Chemicals - 1.3%
Platform Specialty Products Corp. (I)	1,200	32,688
Platform Specialty Products Corp. (I)	116,004	3,024,766

		3,057,454
Construction Materials - 0.5%
Eagle Materials, Inc.	13,759	1,196,620

101

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 1.1%
KapStone Paper and Packaging Corp. (I)	81,702	$2,373,443

		6,627,517

TOTAL COMMON STOCKS (Cost $177,274,045)		$219,700,479

PREFERRED SECURITIES - 1.8%
Consumer Discretionary - 0.4%
Auto Components - 0.4%
Mobileye (I)(R)	24,657	1,032,635
Information Technology - 1.4%
Internet Software & Services - 0.4%
DocuSign, Inc., Series B (I)(R)	1,234	16,205
DocuSign, Inc., Series B1 (I)(R)	370	4,859
DocuSign, Inc., Series D (I)(R)	887	11,648
DocuSign, Inc., Series E (I)(R)	22,933	301,165
Pure Storage, Inc., Series F (I)(R)	36,727	577,565

		911,442
Software - 1.0%
Apigee Corp. (I)	260,625	758,419
Cloudera, Inc., Series F (I)(R)	33,122	921,719
Telogis, Inc. (I)(R)	221,826	603,367

		2,283,505

		3,194,947

TOTAL PREFERRED SECURITIES (Cost $3,500,929)		$4,227,582

SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	1,099,030	10,998,326

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,997,569)		$10,998,326

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreement - 1.7%
Deutsche Bank Tri-Party Repurchase
Agreement dated 05/30/2014 at 0.080% to
be repurchased at $3,900,026 on
06/02/2014, collateralized by $3,726,903
Government National Mortgage Association,
2.250% - 6.000% due 03/20/2027 to
07/15/2048 (valued at $3,978,000,
including interest)	$3,900,000	$3,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,900,000)		$3,900,000

Total Investments (Small Cap Growth Fund)
(Cost $195,672,543) - 104.2%		$238,826,387
Other assets and liabilities, net - (4.2%)		(9,725,171)

TOTAL NET ASSETS - 100.0%		$229,101,216

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Consumer Discretionary - 13.1%
Auto Components - 0.9%
Lear Corp.	2,401	$211,408

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Modine Manufacturing Company (I)	4,677	$71,418
Motorcar Parts of America, Inc. (I)	2,590	61,694
Shiloh Industries, Inc. (I)	1,546	27,967
Spartan Motors, Inc.	4,866	24,038
Standard Motor Products, Inc.	3,228	134,027
Stoneridge, Inc. (I)	2,033	19,537
Superior Industries International, Inc.	4,830	96,117
Sypris Solutions, Inc.	819	3,849
TRW Automotive Holdings Corp. (I)	12,775	1,084,214
Visteon Corp. (I)	278	25,337

		1,759,606
Automobiles - 0.5%
Thor Industries, Inc.	18,346	1,100,760
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,190	181,069
VOXX International Corp. (I)	2,806	24,314
Weyco Group, Inc.	494	13,501

		218,884
Diversified Consumer Services - 0.7%
Apollo Education Group, Inc. (I)	888	23,798
Ascent Capital Group, Inc., Class A (I)	2,709	167,362
Bridgepoint Education, Inc. (I)	561	7,287
Cambium Learning Group, Inc. (I)	3,781	8,469
Career Education Corp. (I)	6,866	32,064
Carriage Services, Inc.	1,315	24,157
Corinthian Colleges, Inc. (I)(L)	9,369	7,842
DeVry Education Group, Inc.	3,663	154,688
Education Management Corp. (I)	262	490
Graham Holdings Company, Class B	1,176	796,081
Matthews International Corp., Class A	253	10,373
Regis Corp.	8,066	110,988
Service Corp. International	4,088	81,842
Steiner Leisure, Ltd. (I)	148	5,947

		1,431,388
Hotels, Restaurants & Leisure - 3.7%
Ambassadors Group, Inc. (I)	202	820
Ark Restaurants Corp.	197	4,399
Bally Technologies, Inc. (I)	15,423	909,957
Biglari Holdings, Inc. (I)	267	112,615
BJ’s Restaurants, Inc. (I)	1,526	48,206
Bob Evans Farms, Inc. (L)	2,266	101,222
Boyd Gaming Corp. (I)	13,073	143,149
Canterbury Park Holding Corp. (I)	100	1,145
Churchill Downs, Inc.	1,871	161,224
Cracker Barrel Old Country Store, Inc.	8,623	867,043
Darden Restaurants, Inc.	5,341	267,691
DineEquity, Inc.	11,386	903,935
Dover Downs Gaming & Entertainment, Inc. (I)	2,392	3,397
Frisch’s Restaurants, Inc.	301	7,016
Full House Resorts, Inc. (I)	632	935
Gaming Partners International Corp. (I)	400	3,340
International Speedway Corp., Class A	5,732	178,208
Isle of Capri Casinos, Inc. (I)	7,312	49,868
Life Time Fitness, Inc. (I)(L)	759	40,379
Luby’s, Inc. (I)	6,723	33,817
Marriott Vacations Worldwide Corp. (I)	1,692	95,852
Monarch Casino & Resort, Inc. (I)	2,300	37,651
MTR Gaming Group, Inc. (I)	4,201	20,585
Orient-Express Hotels, Ltd., Class A (I)	11,800	155,170
Papa John’s International, Inc.	25,783	1,118,209
Pinnacle Entertainment, Inc. (I)(L)	8,929	220,368

102

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc. (I)	17,000	$1,225,360
Rick’s Cabaret International, Inc. (I)	2,292	24,066
Ruby Tuesday, Inc. (I)	8,325	65,518
Speedway Motorsports, Inc.	6,730	124,169
The Marcus Corp.	3,767	63,286
The Wendy’s Company	47,925	392,985

		7,381,585
Household Durables - 1.4%
Bassett Furniture Industries, Inc.	1,320	17,912
Beazer Homes USA, Inc. (I)	39,107	765,324
Cavco Industries, Inc. (I)	648	49,747
Cobra Electronics Corp. (I)	400	1,284
CSS Industries, Inc.	926	22,307
Emerson Radio Corp. (I)	6,514	12,181
Flexsteel Industries, Inc.	431	14,344
Helen of Troy, Ltd. (I)	4,589	265,978
Hooker Furniture Corp.	2,845	40,684
La-Z-Boy, Inc.	44,399	1,084,224
Lennar Corp., Class B	865	29,817
Lifetime Brands, Inc.	962	15,113
M/I Homes, Inc. (I)	2,518	57,436
MDC Holdings, Inc. (L)	1,223	34,990
Meritage Homes Corp. (I)	1,171	46,969
NACCO Industries, Inc., Class A	500	27,125
PulteGroup, Inc.	6,615	129,389
Skyline Corp. (I)	705	3,257
Stanley Furniture Company, Inc. (I)	2,115	5,689
The Ryland Group, Inc.	2,668	100,584
Universal Electronics, Inc. (I)	557	25,332

		2,749,686
Internet & Catalog Retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	5,490	30,634
dELiA*s, Inc. (I)	3,000	2,062
FTD Companies, Inc. (I)	1,516	45,313
Gaiam, Inc., Class A (I)	3,280	24,075
Liberty Ventures, Series A (I)	1,134	75,298
ValueVision Media, Inc., Class A (I)	915	4,081

		181,463
Leisure Products - 0.1%
Callaway Golf Company	10,513	84,314
JAKKS Pacific, Inc. (L)	3,041	26,852
Johnson Outdoors, Inc., Class A	200	4,990

		116,156
Media - 0.9%
AH Belo Corp., Class A	4,621	54,435
Ballantyne Strong, Inc. (I)	1,790	7,661
Beasley Broadcasting Group, Inc., Class A	447	3,125
Central European Media
Enterprises, Ltd., Class A (I)(L)	2,003	5,709
Cumulus Media, Inc., Class A (I)	2,304	14,561
Gannett Company, Inc.	6,624	184,081
Gray Television, Inc. (I)	8,117	92,858
Harte-Hanks, Inc.	9,457	67,239
John Wiley & Sons, Inc., Class A	205	11,230
Journal Communications, Inc., Class A (I)	8,168	67,386
Martha Stewart Living
Omnimedia, Inc., Class A (I)(L)	4,400	20,504
Media General, Inc. (I)(L)	5,000	88,650
Meredith Corp.	2,988	134,340
Nexstar Broadcasting Group, Inc., Class A (L)	18,360	853,006
Radio One, Inc., Class D (I)(L)	4,508	20,061

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Salem Communications Corp., Class A	1,200	$10,248
The EW Scripps Company, Class A (I)	6,860	133,907
The McClatchy Company, Class A (I)	8,210	42,199

		1,811,200
Multiline Retail - 0.3%
Big Lots, Inc. (I)	977	41,464
Dillard’s, Inc., Class A	4,408	497,002
Fred’s, Inc., Class A	6,736	102,859

		641,325
Specialty Retail - 3.2%
Aaron’s, Inc.	2,104	69,095
America’s Car-Mart, Inc. (I)	601	21,786
Barnes & Noble, Inc. (I)	9,129	165,600
bebe stores, Inc.	53,382	218,866
Big 5 Sporting Goods Corp.	498	5,782
Books-A-Million, Inc. (I)	2,241	4,908
Brown Shoe Company, Inc.	6,262	176,275
Build-A-Bear Workshop, Inc. (I)	3,247	45,653
Cabela’s, Inc. (I)(L)	1,460	89,396
Chico’s FAS, Inc.	653	9,899
Christopher & Banks Corp. (I)	2,906	19,819
Citi Trends, Inc. (I)	353	7,116
Conn’s, Inc. (I)(L)	6,684	311,742
Destination XL Group, Inc. (I)	5,859	30,994
Foot Locker, Inc.	2,303	110,959
GameStop Corp., Class A (L)	16,216	613,776
Genesco, Inc. (I)	1,182	88,520
GNC Holdings, Inc., Class A	17,693	653,226
Group 1 Automotive, Inc. (L)	3,300	265,650
Haverty Furniture Companies, Inc.	3,731	93,387
hhgregg, Inc. (I)(L)	1,994	18,345
Lithia Motors, Inc., Class A	661	51,842
MarineMax, Inc. (I)	4,389	70,531
New York & Company, Inc. (I)	2,900	11,484
Office Depot, Inc. (I)	19,586	100,280
Pacific Sunwear of California, Inc. (I)	11,700	28,314
Penske Automotive Group, Inc.	23,780	1,106,246
Perfumania Holdings, Inc. (I)	1,016	6,716
Pier 1 Imports, Inc.	34,301	604,041
RadioShack Corp. (I)(L)	2,661	3,992
Rent-A-Center, Inc.	12,800	357,888
Shoe Carnival, Inc.	2,916	54,529
Signet Jewelers, Ltd.	1,145	121,473
Sonic Automotive, Inc., Class A	1,607	42,296
Stage Stores, Inc.	5,947	109,246
Stein Mart, Inc.	5,406	73,089
Systemax, Inc. (I)	4,305	68,837
The Children’s Place Retail Stores, Inc.	241	11,660
The Finish Line, Inc., Class A	962	27,581
The Men’s Wearhouse, Inc.	7,700	383,306
The Pep Boys - Manny, Moe & Jack (I)	9,800	99,862
The Wet Seal, Inc., Class A (I)(L)	10,900	9,156
West Marine, Inc. (I)	4,685	47,084

		6,410,247
Textiles, Apparel & Luxury Goods - 1.2%
Charles & Colvard, Ltd. (I)	775	1,728
Columbia Sportswear Company (L)	13,763	1,150,174
Crocs, Inc. (I)	916	13,676
Culp, Inc.	709	13,074
Delta Apparel, Inc. (I)	522	7,752
G-III Apparel Group, Ltd. (I)	981	71,927

103

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Iconix Brand Group, Inc. (I)	13,197	$553,482
Lakeland Industries, Inc. (I)	700	5,369
Movado Group, Inc.	3,584	137,231
Perry Ellis International, Inc. (I)	2,224	37,652
RG Barry Corp.	1,273	24,034
Rocky Brands, Inc.	1,126	16,136
Skechers U.S.A., Inc., Class A (I)	5,025	223,613
Unifi, Inc. (I)	3,710	86,369

		2,342,217

		26,144,517
Consumer Staples - 2.4%
Beverages - 0.1%
Constellation Brands, Inc., Class A (I)	796	66,967
Craft Brew Alliance, Inc. (I)	2,766	30,454
MGP Ingredients, Inc.	2,626	18,566

		115,987
Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	752	53,565
Ingles Markets, Inc., Class A	2,701	70,820
SpartanNash Company	6,634	161,074
Susser Holdings Corp. (I)	3,944	312,799
The Andersons, Inc.	3,477	177,118
The Pantry, Inc. (I)	4,883	82,474
United Natural Foods, Inc. (I)	11,928	804,066
Village Super Market, Inc., Class A	313	7,681
Weis Markets, Inc.	2,061	97,630

		1,767,227
Food Products - 1.0%
Alico, Inc.	490	18,370
Boulder Brands, Inc. (I)(L)	5,763	78,204
Cal-Maine Foods, Inc.	700	48,832
Chiquita Brands International, Inc. (I)	5,723	58,718
Dean Foods Company	8,806	153,048
Fresh Del Monte Produce, Inc.	9,985	289,265
Omega Protein Corp. (I)	4,810	69,216
Post Holdings, Inc. (I)	3,298	164,801
Sanderson Farms, Inc.	876	81,039
Seaboard Corp.	47	126,658
Seneca Foods Corp., Class A (I)	2,016	61,528
Snyder’s-Lance, Inc.	1,625	44,168
TreeHouse Foods, Inc. (I)	10,961	821,527

		2,015,374
Household Products - 0.2%
Central Garden & Pet Company (I)	2,475	19,454
Central Garden & Pet Company, Class A (I)	6,231	49,599
Oil-Dri Corp. of America	855	27,890
Orchids Paper Products Company	625	18,844
Spectrum Brands Holdings, Inc.	4,543	353,763

		469,550
Personal Products - 0.1%
CCA Industries, Inc.	400	1,244
Inter Parfums, Inc.	1,654	49,405
Mannatech, Inc. (I)	83	1,204
Nutraceutical International Corp. (I)	2,391	56,930

		108,783
Tobacco - 0.1%
Alliance One International, Inc. (I)	16,283	40,382

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Universal Corp.	3,700	$198,135

		238,517

		4,715,438
Energy - 8.7%
Energy Equipment & Services - 4.4%
Atwood Oceanics, Inc. (I)	2,698	133,146
Basic Energy Services, Inc. (I)	5,693	154,850
Bolt Technology Corp.	1,048	18,906
Bristow Group, Inc.	6,352	482,625
C&J Energy Services, Inc. (I)	774	23,692
Cal Dive International, Inc. (I)(L)	8,437	10,884
Dawson Geophysical Company	1,649	43,253
Dresser-Rand Group, Inc. (I)	11,819	723,323
ENGlobal Corp. (I)	267	910
Era Group, Inc. (I)	2,519	73,605
Exterran Holdings, Inc.	9,219	384,801
Forum Energy Technologies, Inc. (I)	219	7,236
Gulf Island Fabrication, Inc.	3,360	66,226
Gulfmark Offshore, Inc., Class A	5,420	251,542
Helix Energy Solutions Group, Inc. (I)	50,599	1,183,005
Hercules Offshore, Inc. (I)	20,463	92,902
Hornbeck Offshore Services, Inc. (I)	5,800	262,392
ION Geophysical Corp. (I)	4,459	18,594
Key Energy Services, Inc. (I)	1,619	13,033
Matrix Service Company (I)	3,185	103,990
Mitcham Industries, Inc. (I)	2,445	32,836
Nabors Industries, Ltd.	16,347	428,782
Natural Gas Services Group, Inc. (I)	2,736	82,189
Newpark Resources, Inc. (I)	14,056	158,271
Parker Drilling Company (I)	16,317	105,571
Patterson-UTI Energy, Inc.	9,862	326,334
PHI, Inc. (I)	2,700	120,798
Pioneer Energy Services Corp. (I)	13,710	217,989
Precision Drilling Corp.	88,761	1,150,343
Rowan Companies PLC, Class A	13,921	430,994
SEACOR Holdings, Inc. (I)	2,930	234,634
Superior Energy Services, Inc.	4,462	148,094
Tesco Corp.	139	2,961
TETRA Technologies, Inc. (I)	7,049	81,275
Tidewater, Inc.	5,452	284,158
Unit Corp. (I)	10,500	666,960
Willbros Group, Inc. (I)	11,697	142,236

		8,663,340
Oil, Gas & Consumable Fuels - 4.3%
Adams Resources & Energy, Inc.	139	8,789
Alon USA Energy, Inc.	8,155	121,917
Alpha Natural Resources, Inc. (I)(L)	13,589	45,931
Approach Resources, Inc. (I)(L)	1,893	36,951
Bill Barrett Corp. (I)(L)	4,159	103,975
BioFuel Energy Corp. (I)	240	1,315
BPZ Resources, Inc. (I)(L)	7,809	23,896
Callon Petroleum Company (I)	3,702	39,056
Carrizo Oil & Gas, Inc. (I)	2,015	115,782
Clayton Williams Energy, Inc. (I)	372	46,347
Cloud Peak Energy, Inc. (I)	1,335	24,657
Comstock Resources, Inc.	5,496	149,436
Contango Oil & Gas Company (I)	1,292	55,543
Delek US Holdings, Inc.	5,562	172,811
DHT Holdings, Inc.	1,910	13,962
Endeavour International Corp. (I)	3,363	6,726
Energen Corp.	13,027	1,112,245

104

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EPL Oil & Gas, Inc. (I)	7,993	$303,015
Escalera Resources Company (I)	1,718	4,587
Green Plains Renewable Energy, Inc.	7,707	225,199
Harvest Natural Resources, Inc. (I)(L)	6,322	30,851
Knightsbridge Tankers, Ltd.	2,275	30,121
Kodiak Oil & Gas Corp. (I)	1,458	18,560
Magnum Hunter Resources Corp. (I)	2,084	15,963
Matador Resources Company (I)	289	7,190
Newfield Exploration Company (I)	6,085	221,981
Nordic American Tankers, Ltd.	459	3,755
Northern Oil and Gas, Inc. (I)(L)	1,200	18,300
Overseas Shipholding Group, Inc. (I)	4,418	28,496
PDC Energy, Inc. (I)	3,910	250,983
Peabody Energy Corp.	9,369	151,403
Penn Virginia Corp. (I)	5,500	83,490
QEP Resources, Inc.	5,362	171,262
Renewable Energy Group, Inc. (I)(L)	1,366	13,510
Rex Energy Corp. (I)	5,913	117,550
Rosetta Resources, Inc. (I)	16,095	758,557
SandRidge Energy, Inc. (I)(L)	1,913	12,760
Scorpio Tankers, Inc.	106,777	968,467
Ship Finance International, Ltd. (L)	1,579	29,243
SM Energy Company	1,014	76,871
Stone Energy Corp. (I)	3,527	156,564
Swift Energy Company (I)(L)	5,863	63,614
Targa Resources Corp.	10,510	1,208,230
Tesoro Corp.	2,402	134,992
Triangle Petroleum Corp. (I)(L)	5,316	53,426
Ultra Petroleum Corp. (I)(L)	41,481	1,120,817
VAALCO Energy, Inc. (I)	4,771	31,012
W&T Offshore, Inc.	672	9,858
Warren Resources, Inc. (I)	7,110	32,564
Western Refining, Inc. (L)	5,265	215,970

		8,648,500

		17,311,840
Financials - 22.5%
Banks - 8.0%
1st Source Corp.	3,680	111,651
1st United Bancorp, Inc.	1,670	13,945
Access National Corp.	359	5,371
American National Bankshares, Inc.	539	12,063
Ameris Bancorp (I)	2,259	47,462
Associated Banc-Corp.	20,485	352,957
Banc of California, Inc.	935	10,192
BancFirst Corp.	601	35,705
BancorpSouth, Inc.	44,331	1,041,779
Bank of Florida Corp. (I)	2,087	0
Bank of Kentucky Financial Corp.	89	3,116
Banner Corp.	2,395	91,417
Bar Harbor Bankshares	348	8,839
BBCN Bancorp, Inc.	8,740	133,285
Boston Private Financial Holdings, Inc.	12,512	158,152
Bryn Mawr Bank Corp.	454	12,898
C&F Financial Corp.	63	2,196
Camden National Corp.	211	7,765
Capital Bank Financial Corp., Class A (I)	392	9,510
Capital City Bank Group, Inc.	2,956	38,221
Cardinal Financial Corp.	4,374	75,976
Cascade Bancorp (I)	6,410	27,821
Cathay General Bancorp	10,181	244,649
Center Bancorp, Inc.	1,133	21,028
Centerstate Banks, Inc.	2,800	29,736

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Century Bancorp, Inc., Class A	108	$3,601
Chemical Financial Corp.	2,894	83,174
City Holding Company	378	16,333
CoBiz Financial, Inc.	5,644	58,528
Columbia Banking System, Inc.	2,584	64,006
Community Bank Systems, Inc.	2,500	88,775
Community Trust Bancorp, Inc.	1,464	50,248
CVB Financial Corp.	61,632	898,595
East West Bancorp, Inc.	28,330	948,488
Enterprise Bancorp, Inc.	204	3,988
Enterprise Financial Services Corp.	3,205	55,991
Fidelity Southern Corp.	824	11,025
Financial Institutions, Inc.	1,228	28,318
First Bancorp North Carolina	3,981	71,976
First BanCorp Puerto Rico (I)	1,207	5,878
First Bancorp, Inc.	642	10,375
First Busey Corp.	6,309	35,078
First Citizens BancShares, Inc., Class A	103	22,637
First Commonwealth Financial Corp.	18,527	159,332
First Community Bancshares, Inc.	2,119	30,937
First Financial Bancorp	2,582	41,983
First Financial Corp.	1,254	40,304
First Financial Holdings, Inc.	16	942
First Interstate Bancsystem, Inc.	1,557	39,968
First Merchants Corp.	5,413	107,394
First Midwest Bancorp, Inc.	7,964	127,424
First Niagara Financial Group, Inc.	13,561	116,760
First South Bancorp, Inc.	777	6,255
Flushing Financial Corp.	4,011	79,779
FNB Corp.	4,854	59,413
Fulton Financial Corp.	3,018	36,065
German American Bancorp, Inc.	343	9,244
Glacier Bancorp, Inc.	38,969	1,023,716
Great Southern Bancorp, Inc.	1,203	35,236
Hanmi Financial Corp.	1,541	32,839
Heartland Financial USA, Inc.	1,587	38,453
Heritage Commerce Corp.	2,067	16,660
Heritage Financial Corp.	1,170	18,428
Horizon Bancorp	400	8,500
Hudson Valley Holding Corp.	598	10,698
Iberiabank Corp.	17,240	1,076,810
Independent Bank Corp.	2,687	97,269
Independent Bank Corp.	2,100	27,699
International Bancshares Corp.	12,100	291,610
Intervest Bancshares Corp.	2,237	16,599
Lakeland Bancorp, Inc.	3,521	36,544
Lakeland Financial Corp.	1,305	47,215
Macatawa Bank Corp.	800	4,000
MainSource Financial Group, Inc.	4,787	79,704
MB Financial, Inc.	7,939	213,083
MBT Financial Corp. (I)	1,105	5,669
Mercantile Bank Corp.	1,058	22,673
Merchants Bancshares, Inc.	540	16,443
Metro Bancorp, Inc. (I)	1,942	42,433
MidSouth Bancorp, Inc.	729	13,727
MidWestOne Financial Group, Inc.	305	7,195
National Penn Bancshares, Inc.	11,091	114,015
NBT Bancorp, Inc.	1,585	36,011
NewBridge Bancorp (I)	2,100	15,750
North Valley Bancorp (I)	43	918
Northrim BanCorp, Inc.	492	12,152
OFG Bancorp (L)	4,139	74,750
Old National Bancorp	2,605	35,246

105

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Old Second Bancorp, Inc. (I)	1,554	$7,319
OmniAmerican Bancorp, Inc.	1,661	39,980
Pacific Continental Corp.	2,139	29,561
Pacific Mercantile Bancorp (I)	1,399	9,359
Pacific Premier Bancorp, Inc. (I)	659	9,305
PacWest Bancorp	27,650	1,117,613
Park National Corp. (L)	266	19,857
Park Sterling Corp.	3,302	21,298
Peapack Gladstone Financial Corp.	772	15,270
Peoples Bancorp, Inc.	2,601	63,985
Pinnacle Financial Partners, Inc.	6,390	220,583
Popular, Inc. (I)	4,748	143,295
Porter Bancorp, Inc. (I)	735	662
Preferred Bank (I)	1,111	25,031
Premier Financial Bancorp, Inc.	658	9,686
PrivateBancorp, Inc.	2,268	60,578
Renasant Corp.	5,254	145,378
Republic Bancorp, Inc., Class A	822	19,112
Republic First Bancorp, Inc. (I)	1,501	7,505
S&T Bancorp, Inc.	2,700	65,529
Sandy Spring Bancorp, Inc.	2,665	63,187
Seacoast Banking Corp. of Florida (I)	529	5,639
Shore Bancshares, Inc. (I)	600	5,526
Sierra Bancorp	1,564	24,758
Simmons First National Corp., Class A	1,519	61,717
Southern Community Financial Corp. (I)	1,600	352
Southside Bancshares, Inc. (L)	489	12,626
Southwest Bancorp, Inc.	3,030	52,116
Sterling Bancorp	5,718	64,785
Suffolk Bancorp (I)	2,043	46,111
Sun Bancorp, Inc. (I)	1,364	5,142
Susquehanna Bancshares, Inc.	16,670	164,700
Synovus Financial Corp.	1,574	36,296
Taylor Capital Group, Inc. (I)	1,958	41,490
TCF Financial Corp.	2,918	46,367
Texas Capital Bancshares, Inc. (I)	17,485	895,232
The Bancorp, Inc. (I)	5,997	94,153
Tompkins Financial Corp.	325	14,999
TowneBank	2,665	41,574
Trico Bancshares	1,451	33,213
Trustmark Corp.	2,664	61,672
Umpqua Holdings Corp.	15,577	258,111
Union Bankshares Corp.	5,438	135,787
United Bankshares, Inc.	3,086	93,506
United Community Banks, Inc.	300	4,602
Univest Corp. of Pennsylvania	1,917	39,912
ViewPoint Financial Group, Inc.	1,407	34,964
Washington Trust Bancorp, Inc.	2,092	71,567
Webster Financial Corp.	4,232	126,621
WesBanco, Inc.	4,767	140,340
West Bancorp, Inc.	1,494	21,529
Western Alliance Bancorp (I)	42,091	963,042
Wilshire Bancorp, Inc.	3,138	31,662
Wintrust Financial Corp.	9,789	426,605
Yadkin Financial Corp. (I)	538	10,141
Zions Bancorporation	20,446	584,551

		16,026,094
Capital Markets - 3.1%
American Capital, Ltd. (I)	22,385	330,403
Artisan Partners Asset
Management, Inc., Class A	16,184	930,904
Calamos Asset Management, Inc., Class A	923	11,491
Capital Southwest Corp. (L)	2,788	100,786

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Cowen Group, Inc., Class A (I)	25,390	$104,861
E*TRADE Financial Corp. (I)	67,327	1,371,451
Evercore Partners, Inc., Class A	18,385	1,011,910
GFI Group, Inc.	7,774	26,276
Gleacher & Company, Inc. (I)	230	2,707
Harris & Harris Group, Inc. (I)	4,423	14,640
ICG Group, Inc. (I)	1,991	38,466
INTL. FCStone, Inc. (I)	199	3,666
Investment Technology Group, Inc. (I)	6,101	116,712
Janus Capital Group, Inc. (L)	97,648	1,140,529
JMP Group, Inc.	3,000	19,500
Legg Mason, Inc.	14,190	693,040
MCG Capital Corp.	13,908	47,426
Medallion Financial Corp.	3,535	47,758
Oppenheimer Holdings, Inc., Class A	1,506	34,638
Piper Jaffray Companies (I)	300	13,209
Safeguard Scientifics, Inc. (I)	1,932	36,863
SWS Group, Inc. (I)	4,200	30,156

		6,127,392
Consumer Finance - 0.2%
Asta Funding, Inc.	2,466	20,665
Atlanticus Holdings Corp. (I)	72	196
Cash America International, Inc.	1,700	80,767
Encore Capital Group, Inc. (I)	125	5,411
Nelnet, Inc., Class A	4,940	203,380
Nicholas Financial, Inc.	75	1,094
SLM Corp.	4,062	34,974
The First Marblehead Corp. (I)	462	1,968

		348,455
Diversified Financial Services - 0.6%
Interactive Brokers Group, Inc., Class A	1,167	26,864
Marlin Business Services Corp.	2,737	57,012
MicroFinancial, Inc.	1,317	10,259
NewStar Financial, Inc. (I)	7,164	96,427
PHH Corp. (I)	7,810	198,921
PICO Holdings, Inc. (I)	1,866	43,273
Resource America, Inc., Class A	3,296	28,214
The NASDAQ OMX Group, Inc.	18,489	700,733

		1,161,703
Insurance - 7.0%
Alleghany Corp. (I)	654	275,412
Allied World Assurance Company Holdings AG	15,300	573,750
Ambac Financial Group, Inc. (I)	1,199	33,788
American Equity Investment Life
Holding Company	9,942	223,894
American Financial Group, Inc.	30,550	1,783,509
American National Insurance Company	493	56,449
AMERISAFE, Inc.	2,787	107,327
Arch Capital Group, Ltd. (I)	392	22,317
Argo Group International Holdings, Ltd.	5,017	243,074
Aspen Insurance Holdings, Ltd.	8,155	374,722
Assurant, Inc.	9,808	665,080
Assured Guaranty, Ltd.	18,410	449,572
Axis Capital Holdings, Ltd.	10,224	470,202
CNO Financial Group, Inc.	42,875	691,574
Donegal Group, Inc., Class A	2,470	36,037
EMC Insurance Group, Inc.	570	17,602
Employers Holdings, Inc.	1,300	27,339
Endurance Specialty Holdings, Ltd. (L)	5,786	299,252
FBL Financial Group, Inc., Class A	4,767	208,366
Federated National Holding Company	1,233	28,902

106

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
First Acceptance Corp. (I)	4,470	$11,846
First American Financial Corp.	5,937	166,355
Genworth Financial, Inc., Class A (I)	33,286	565,529
Global Indemnity PLC (I)	2,416	63,879
Greenlight Capital Re, Ltd., Class A (I)	2,000	63,380
Hallmark Financial Services, Inc. (I)	3,571	34,960
Hilltop Holdings, Inc. (I)	10,029	208,102
Horace Mann Educators Corp.	6,503	189,953
Independence Holding Company	2,816	40,100
Investors Title Company	98	6,744
Kemper Corp.	10,242	357,958
Maiden Holdings, Ltd.	9,561	117,027
MBIA, Inc. (I)	19,947	234,577
Meadowbrook Insurance Group, Inc.	6,598	44,932
Mercury General Corp.	123	5,799
Montpelier Re Holdings, Ltd.	9,927	312,105
National Interstate Corp.	809	22,887
National Western Life Insurance
Company, Class A	59	14,438
Old Republic International Corp.	13,332	227,977
OneBeacon Insurance Group, Ltd., Class A	2,629	40,197
PartnerRe, Ltd.	5,456	585,811
Platinum Underwriters Holdings, Ltd.	4,109	263,592
Primerica, Inc.	1,430	64,407
Protective Life Corp.	10,342	540,887
Reinsurance Group of America, Inc.	8,136	635,910
Safety Insurance Group, Inc.	1,576	81,290
Selective Insurance Group, Inc.	3,257	77,419
StanCorp Financial Group, Inc.	19,771	1,188,237
State Auto Financial Corp.	4,956	107,099
Stewart Information Services Corp.	3,868	124,085
Symetra Financial Corp.	8,400	175,140
The Hanover Insurance Group, Inc.	4,623	277,611
The Navigators Group, Inc. (I)	1,843	114,837
The Phoenix Companies, Inc. (I)	1,311	62,836
Tower Group International, Ltd. (L)	9,158	19,690
United Fire Group, Inc.	1,493	41,431
Universal Insurance Holdings, Inc.	2,633	32,886
Validus Holdings, Ltd.	6,714	250,634

		13,960,715
Real Estate Investment Trusts - 1.7%
Cousins Properties, Inc.	41,400	496,800
Douglas Emmett, Inc.	35,600	1,010,684
LaSalle Hotel Properties	32,420	1,069,536
Lexington Realty Trust	72,800	826,280
The Geo Group, Inc.	1,224	41,628

		3,444,928
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	4,290	162,634
AV Homes, Inc. (I)	2,810	46,618
Consolidated-Tomoka Land Company	236	10,915
Forestar Group, Inc. (I)	663	11,549
Griffin Land & Nurseries, Inc.	68	1,910
Jones Lang LaSalle, Inc.	9,257	1,122,782

		1,356,408
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	10,259	131,110
Bank Mutual Corp.	7,055	42,753
BankFinancial Corp.	4,921	49,161
BBX Capital Corp., Class A (I)	1,405	27,847
Beneficial Mutual Bancorp, Inc. (I)	2,325	31,411

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Berkshire Hills Bancorp, Inc.	2,695	$60,907
BofI Holding, Inc. (I)	1,297	99,649
Brookline Bancorp, Inc.	6,990	62,491
Cape Bancorp, Inc.	443	4,753
Capitol Federal Financial, Inc.	4,471	54,099
Dime Community Bancshares, Inc.	2,812	42,517
Doral Financial Corp. (I)	382	1,501
ESB Financial Corp.	529	6,660
ESSA Bancorp, Inc.	2,103	22,313
EverBank Financial Corp.	1,147	21,850
Federal Agricultural Mortgage Corp., Class C	1,732	53,727
First Defiance Financial Corp.	1,313	37,066
First Financial Northwest, Inc.	2,932	32,369
Flagstar Bancorp, Inc. (I)	2,116	35,993
Hampden Bancorp, Inc.	942	15,270
HF Financial Corp.	155	2,124
Hingham Institution for Savings	82	6,027
Home Bancorp, Inc. (I)	1,531	31,615
Hudson City Bancorp, Inc.	20,492	200,207
Kearny Financial Corp. (I)	378	5,375
Louisiana Bancorp, Inc.	100	1,987
Meridian Interstate Bancorp, Inc. (I)	688	17,888
MGIC Investment Corp. (I)	2,160	18,317
New York Community Bancorp, Inc. (L)	11,053	168,890
Northfield Bancorp, Inc.	84	1,093
Northwest Bancshares, Inc.	6,987	92,997
OceanFirst Financial Corp.	1,640	26,798
Oritani Financial Corp.	267	4,024
People’s United Financial, Inc.	18,740	269,294
Provident Financial Holdings, Inc.	768	11,136
Provident Financial Services, Inc.	7,468	126,433
Pulaski Financial Corp.	282	3,116
SI Financial Group, Inc.	835	9,302
Simplicity Bancorp, Inc.	627	10,722
Teche Holding Company	71	5,099
Territorial Bancorp, Inc.	952	19,640
TierOne Corp. (I)	1,301	1
Tree.com, Inc. (I)	2,817	71,411
TrustCo Bank Corp.	4,173	26,832
United Financial Bancorp, Inc.	4,515	60,817
Walker & Dunlop, Inc. (I)	1,711	25,289
Washington Federal, Inc.	9,364	195,052
Waterstone Financial, Inc.	787	8,500
Westfield Financial, Inc.	5,678	40,995
WSFS Financial Corp.	256	17,388

		2,311,816

		44,737,511
Health Care - 9.6%
Biotechnology - 0.5%
Cubist Pharmaceuticals, Inc. (I)	13,185	878,121
Emergent Biosolutions, Inc. (I)	1,607	34,856
Harvard
Apparatus Regenerative Technology, Inc. (I)	1,705	13,129
Maxygen, Inc. (I)	5,344	160
Repligen Corp. (I)	1,800	34,632

		960,898
Health Care Equipment & Supplies - 3.1%
Alere, Inc. (I)	36,166	1,293,658
Alphatec Holdings, Inc. (I)	11,650	17,475
Analogic Corp.	900	61,488
AngioDynamics, Inc. (I)	4,853	69,543

107

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Anika Therapeutics, Inc. (I)	2,936	$137,493
Baxano Surgical, Inc. (I)	2,684	1,771
CONMED Corp.	2,832	127,157
CryoLife, Inc.	2,939	25,951
Cutera, Inc. (I)	900	8,883
Cynosure, Inc., Class A (I)	1,025	22,325
Digirad Corp.	3,687	13,015
Exactech, Inc. (I)	1,030	23,989
Globus Medical, Inc., Class A (I)	40,773	985,891
Greatbatch, Inc. (I)	4,338	202,628
Haemonetics Corp. (I)	17,755	604,735
Hill-Rom Holdings, Inc.	867	34,411
Hologic, Inc. (I)	6,309	154,192
Invacare Corp.	5,104	84,216
Kewaunee Scientific Corp.	80	1,299
LeMaitre Vascular, Inc.	786	5,919
Medical Action Industries, Inc. (I)	1,100	7,590
Merit Medical Systems, Inc. (I)	300	4,209
Natus Medical, Inc. (I)	3,589	88,469
NuVasive, Inc. (I)	35	1,167
RTI Surgical, Inc. (I)	10,804	46,997
STERIS Corp.	280	14,986
Symmetry Medical, Inc. (I)	5,526	48,739
Teleflex, Inc.	3,223	343,701
West Pharmaceutical Services, Inc.	20,707	871,558
Wright Medical Group, Inc. (I)	31,343	952,827

		6,256,282
Health Care Providers & Services - 3.6%
Addus HomeCare Corp. (I)	1,215	27,653
Almost Family, Inc. (I)	179	3,677
Amedisys, Inc. (I)(L)	4,462	64,922
Amsurg Corp. (I)	4,986	225,766
BioScrip, Inc. (I)	7,228	56,740
BioTelemetry, Inc. (I)	3,917	28,751
Capital Senior Living Corp. (I)	1,785	42,376
Community Health Systems, Inc. (I)	32,685	1,365,252
Cross Country Healthcare, Inc. (I)	4,185	24,147
ExamWorks Group, Inc. (I)	748	22,156
Five Star Quality Care, Inc. (I)	5,481	28,940
Hanger, Inc. (I)	2,169	65,894
Health Net, Inc. (I)	1,893	75,682
Healthways, Inc. (I)(L)	5,459	94,059
Kindred Healthcare, Inc.	46,150	1,145,443
LHC Group, Inc. (I)	753	15,339
LifePoint Hospitals, Inc. (I)	22,816	1,397,252
Magellan Health Services, Inc. (I)	3,500	213,115
Medcath Corp. (I)	4,104	5,622
Molina Healthcare, Inc. (I)	5,724	246,647
National Healthcare Corp.	1,717	92,718
Omnicare, Inc.	14,366	912,959
Owens & Minor, Inc. (L)	2,093	72,585
PharMerica Corp. (I)	3,519	95,506
Premier, Inc., Class A (I)	19,040	564,346
Select Medical Holdings Corp.	2,517	38,133
The Providence Service Corp. (I)	913	36,703
Triple-S Management Corp., Class B (I)	4,238	74,928
Universal American Corp.	14,368	112,932

		7,150,243
Health Care Technology - 0.1%
MedAssets, Inc. (I)	3,035	71,080
Omnicell, Inc. (I)	4,692	124,479

		195,559

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (I)(L)	8,116	$67,038
Albany Molecular Research, Inc. (I)	1,696	26,780
Charles River
Laboratories International, Inc. (I)	15,990	856,744
Enzo Biochem, Inc. (I)	2,322	9,543
Harvard Bioscience, Inc. (I)	6,820	28,098
ICON PLC (I)	23,541	995,078
Pacific Biosciences of California, Inc. (I)(L)	3,862	19,156

		2,002,437
Pharmaceuticals - 1.3%
Cumberland Pharmaceuticals, Inc. (I)	631	2,871
Endo International PLC (I)	13,816	975,271
Impax Laboratories, Inc. (I)	39,978	1,109,789
Lannett Company, Inc. (I)	3,230	134,949
Pozen, Inc. (I)	2,103	18,065
Prestige Brands Holdings, Inc. (I)	9,492	324,626
SciClone Pharmaceuticals, Inc. (I)	6,347	31,925

		2,597,496

		19,162,915
Industrials - 17.9%
Aerospace & Defense - 1.3%
AAR Corp.	5,432	131,998
Aerovironment, Inc. (I)	3,571	114,701
Alliant Techsystems, Inc.	340	42,939
CPI Aerostructures, Inc. (I)	1,142	14,264
Cubic Corp.	437	21,260
Curtiss-Wright Corp.	6,943	462,612
DigitalGlobe, Inc. (I)	3,281	99,611
Ducommun, Inc. (I)	1,656	42,046
Engility Holdings, Inc. (I)	432	16,697
Esterline Technologies Corp. (I)	4,702	524,038
Exelis, Inc.	1,504	25,688
Innovative Solutions & Support, Inc. (I)	975	6,523
Kratos Defense & Security Solutions, Inc. (I)	3,577	30,440
LMI Aerospace, Inc. (I)(L)	2,716	37,562
Moog, Inc., Class A (I)	11	793
Orbital Sciences Corp. (I)	6,320	165,458
SIFCO Industries, Inc.	400	12,772
Sparton Corp. (I)	2,225	65,504
Triumph Group, Inc.	11,978	830,075

		2,644,981
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (I)	9,088	82,519
Atlas Air Worldwide Holdings, Inc. (I)	4,477	163,813
Hub Group, Inc., Class A (I)	1,856	87,288
UTi Worldwide, Inc. (L)	2,767	26,978
XPO Logistics, Inc. (I)	1,882	47,295

		407,893
Airlines - 0.5%
Alaska Air Group, Inc.	2,784	274,113
Hawaiian Holdings, Inc. (I)(L)	10,259	158,399
JetBlue Airways Corp. (I)	39,044	377,165
Republic Airways Holdings, Inc. (I)	6,356	66,865
SkyWest, Inc.	6,640	75,962

		952,504
Building Products - 1.6%
Apogee Enterprises, Inc.	33,233	1,000,313
Gibraltar Industries, Inc. (I)	4,938	78,317
Griffon Corp.	12,674	148,159

108

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Insteel Industries, Inc.	3,280	$64,386
Owens Corning	12,149	498,230
Quanex Building Products Corp.	3,300	58,740
Simpson Manufacturing Company, Inc.	3,200	106,432
Trex Company, Inc. (I)(L)	34,360	1,062,068
Universal Forest Products, Inc.	3,700	179,635

		3,196,280
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	6,805	185,572
ACCO Brands Corp. (I)	1,411	8,494
Acme United Corp.	300	4,893
AMREP Corp. (I)	120	582
ARC Document Solutions, Inc. (I)	6,377	39,537
Brady Corp., Class A	3,912	106,133
Ceco Environmental Corp.	301	4,310
Courier Corp.	1,247	16,934
Ennis, Inc.	4,732	71,690
Fuel Tech, Inc. (I)	2,200	12,188
G&K Services, Inc., Class A	2,091	108,335
Interface, Inc.	53,439	974,727
Intersections, Inc.	1,826	8,089
Kimball International, Inc., Class B	4,815	77,666
McGrath RentCorp.	2,470	84,672
Metalico, Inc. (I)	6,103	7,690
Mobile Mini, Inc.	8,178	356,152
Multi-Color Corp.	1,848	64,920
NL Industries, Inc.	3,500	30,870
Quad/Graphics, Inc.	615	12,903
Schawk, Inc.	3,135	63,641
Team, Inc. (I)	22,222	931,546
Tetra Tech, Inc.	3,753	99,867
The Brink’s Company	365	9,746
UniFirst Corp.	1,824	180,485
United Stationers, Inc.	3,084	122,836
Versar, Inc. (I)	2,653	8,941
Viad Corp.	4,281	98,206
Virco Manufacturing Corp. (I)	700	1,463
Waste Connections, Inc.	23,097	1,052,530

		4,745,618
Construction & Engineering - 1.9%
AECOM Technology Corp. (I)	4,165	133,863
Aegion Corp. (I)	4,700	112,659
Argan, Inc.	207	6,345
Comfort Systems USA, Inc.	3,590	59,235
Dycom Industries, Inc. (I)	35,657	1,060,796
Furmanite Corp. (I)	2,345	25,490
Granite Construction, Inc.	5,358	190,316
Great Lakes Dredge & Dock Corp. (I)	13,165	100,317
Integrated Electrical Services, Inc. (I)	427	2,887
Layne Christensen Company (I)(L)	3,684	55,776
MYR Group, Inc. (I)	1,600	40,032
Northwest Pipe Company (I)	1,838	66,094
Orion Marine Group, Inc. (I)	67	758
Pike Corp. (I)	6,752	60,295
Primoris Services Corp.	34,903	1,011,140
Quanta Services, Inc. (I)	8,305	281,955
Sterling Construction Company, Inc. (I)	1,987	18,221
Tutor Perini Corp. (I)	6,145	188,221
URS Corp.	7,479	336,555

		3,750,955

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	124	$1,802
American Superconductor Corp. (I)	923	1,292
AZZ, Inc.	4	178
Encore Wire Corp.	4,977	241,882
EnerSys, Inc.	19,361	1,336,683
General Cable Corp.	4,843	123,497
Global Power Equipment Group, Inc.	468	7,736
GrafTech International, Ltd. (I)	7,641	79,848
LSI Industries, Inc.	3,751	29,783
Ocean Power Technologies, Inc. (I)	1,713	4,265
Orion Energy Systems, Inc. (I)	2,343	10,309
Powell Industries, Inc.	1,041	64,365
PowerSecure International, Inc. (I)	2,424	19,610
Preformed Line Products Company	162	8,494
SL Industries, Inc. (I)	300	8,988
Ultralife Corp. (I)	4,215	16,439

		1,955,171
Machinery - 3.2%
Actuant Corp., Class A	532	18,902
AGCO Corp.	4,243	228,952
Alamo Group, Inc.	2,190	113,530
Albany International Corp., Class A	4,013	149,484
Altra Industrial Motion Corp.	3,209	109,716
American Railcar Industries, Inc. (L)	3,956	258,327
Astec Industries, Inc.	2,885	115,140
Barnes Group, Inc.	8,981	335,710
Briggs & Stratton Corp. (L)	6,217	127,946
CIRCOR International, Inc.	432	32,944
Columbus McKinnon Corp.	2,364	66,570
Douglas Dynamics, Inc.	2,248	39,273
Dynamic Materials Corp.	1,001	21,802
EnPro Industries, Inc. (I)	2,654	194,777
ESCO Technologies, Inc.	2,184	73,426
Federal Signal Corp.	10,549	144,732
FreightCar America, Inc.	2,000	51,420
Gencor Industries, Inc. (I)	604	6,143
Hardinge, Inc.	3,300	42,141
Hurco Companies, Inc.	1,523	42,126
Hyster-Yale Materials Handling, Inc.	1,000	84,080
Joy Global, Inc. (L)	2,943	168,192
Key Technology, Inc. (I)	105	1,220
LB Foster Company, Class A	667	34,070
Lydall, Inc. (I)	2,591	71,486
MFRI, Inc. (I)	780	7,839
Miller Industries, Inc.	2,259	45,880
NN, Inc.	3,619	88,774
Oshkosh Corp.	665	35,943
Standex International Corp.	1,398	103,228
Tecumseh Products Company (I)	100	487
The Eastern Company	366	5,669
The Greenbrier Companies, Inc. (I)	4,947	274,559
TriMas Corp. (I)	27,489	965,139
Trinity Industries, Inc.	13,800	1,194,114
Watts Water Technologies, Inc., Class A	21,287	1,186,963

		6,440,704
Marine - 0.1%
Baltic Trading, Ltd. (L)	2,200	14,102
Eagle Bulk Shipping, Inc. (I)(L)	2,566	8,545
International Shipholding Corp.	569	13,514
Matson, Inc.	3,567	87,641

		123,802

109

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 0.5%
CBIZ, Inc. (I)	6,213	$52,997
CDI Corp.	3,498	48,727
CRA International, Inc. (I)	1,820	40,768
Franklin Covey Company (I)	2,733	59,443
FTI Consulting, Inc. (I)	2,629	84,838
GP Strategies Corp. (I)	2,590	62,549
Heidrick & Struggles International, Inc.	2,646	49,427
Hill International, Inc. (I)	4,471	28,391
Hudson Global, Inc. (I)	3,400	13,498
Huron Consulting Group, Inc. (I)	878	59,599
ICF International, Inc. (I)	3,295	122,574
Kelly Services, Inc., Class A	6,524	115,866
Korn/Ferry International (I)	3,605	109,484
Navigant Consulting, Inc. (I)	2,981	50,170
On Assignment, Inc. (I)	3,213	113,258
RCM Technologies, Inc. (I)	100	642
Resources Connection, Inc.	3,010	37,324
Volt Information Sciences, Inc. (I)	4,968	40,738
VSE Corp.	212	13,125

		1,103,418
Road & Rail - 3.6%
AMERCO	1,050	289,905
ArcBest Corp.	3,920	167,658
Avis Budget Group, Inc. (I)	15,595	892,502
Celadon Group, Inc.	46,470	1,085,539
Covenant Transportation
Group, Inc., Class A (I)	1,250	13,300
Genesee & Wyoming, Inc., Class A (I)	100	9,735
Heartland Express, Inc.	47,211	1,020,938
Knight Transportation, Inc.	1,390	33,874
Landstar System, Inc.	16,786	1,089,915
Marten Transport, Ltd.	6,033	145,335
Old Dominion Freight Line, Inc. (I)	22,773	1,456,561
P.A.M. Transportation Services, Inc. (I)	2,022	52,430
Patriot Transportation Holding, Inc. (I)	67	2,276
Roadrunner Transportation Systems, Inc. (I)	903	23,586
Ryder Systems, Inc.	7,200	624,888
Saia, Inc. (I)	4,755	207,223
USA Truck, Inc. (I)	1,624	27,446
Werner Enterprises, Inc.	926	24,446

		7,167,557
Trading Companies & Distributors - 1.6%
Aceto Corp.	4,311	75,141
Applied Industrial Technologies, Inc.	321	15,286
Beacon Roofing Supply, Inc. (I)	24,355	840,248
CAI International, Inc. (I)	4,100	91,143
GATX Corp.	9,384	617,936
H&E Equipment Services, Inc. (I)	2,860	99,099
Houston Wire & Cable Company	3,139	37,197
Kaman Corp.	343	14,588
Lawson Products, Inc. (I)	1,776	29,126
MRC Global, Inc. (I)	26,723	769,355
Rush Enterprises, Inc., Class A (I)	2,066	68,550
Rush Enterprises, Inc., Class B (I)	7,405	221,410
TAL International Group, Inc. (I)(L)	4,188	183,518
Titan Machinery, Inc. (I)(L)	2,247	39,345
Willis Lease Finance Corp. (I)	281	5,165

		3,107,107
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	1,351	29,371

		35,625,361

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 17.2%
Communications Equipment - 2.1%
ADTRAN, Inc.	269	$6,036
ARRIS Group, Inc. (I)	52,550	1,739,931
Aviat Networks, Inc. (I)	7,700	8,162
Bel Fuse, Inc., Class B	2,040	55,978
Black Box Corp.	2,323	56,612
Calix, Inc. (I)	3,061	24,978
Communications Systems, Inc.	1,201	13,631
Comtech Telecommunications Corp.	2,593	84,713
Digi International, Inc. (I)	4,754	42,263
EchoStar Corp., Class A (I)	4,314	220,316
Emulex Corp. (I)	11,777	63,125
Extreme Networks, Inc. (I)	5,451	21,695
Finisar Corp. (I)(L)	39,437	936,629
Harmonic, Inc. (I)	11,465	83,007
JDS Uniphase Corp. (I)	50,972	559,163
KVH Industries, Inc. (I)	2,148	29,170
Novatel Wireless, Inc. (I)	6,924	11,702
Oclaro, Inc. (I)	4,713	9,992
Oplink Communications, Inc. (I)	1,681	28,342
Optical Cable Corp.	100	363
Polycom, Inc. (I)	5,331	67,970
Relm Wireless Corp. (I)	877	3,367
Sonus Networks, Inc. (I)	4,900	17,983
Tessco Technologies, Inc.	1,768	53,942
Westell Technologies, Inc., Class A (I)	7,150	17,589

		4,156,659
Electronic Equipment, Instruments & Components - 4.5%
ADDvantage Technologies Group, Inc. (I)	471	1,239
Aeroflex Holding Corp. (I)	2,965	31,073
Agilysys, Inc. (I)	1,591	23,085
Arrow Electronics, Inc. (I)	13,183	760,659
Avnet, Inc.	13,498	588,108
AVX Corp.	11,811	159,212
Belden, Inc.	13,156	947,100
Benchmark Electronics, Inc. (I)	4,167	96,633
Checkpoint Systems, Inc. (I)	4,538	58,994
Coherent, Inc. (I)	14,061	843,379
CTS Corp.	4,190	73,367
Daktronics, Inc.	3,426	42,517
Electro Rent Corp.	4,395	70,979
Electro Scientific Industries, Inc.	2,403	17,518
Fabrinet (I)	607	11,545
FEI Company	8,285	691,383
GSI Group, Inc. (I)	1,206	14,617
Identive Group, Inc. (I)	106	758
IEC Electronics Corp. (I)	558	2,511
II-VI, Inc. (I)	640	8,614
Ingram Micro, Inc., Class A (I)	6,458	179,339
Insight Enterprises, Inc. (I)	5,138	139,651
IntriCon Corp. (I)	80	559
Itron, Inc. (I)	852	32,759
Jabil Circuit, Inc.	1,110	20,890
KEMET Corp. (I)	5,859	34,861
Key Tronic Corp. (I)	1,300	13,793
Measurement Specialties, Inc. (I)	971	61,688
Mercury Systems, Inc. (I)	2,241	26,265
Methode Electronics, Inc.	4,403	137,153
Multi-Fineline Electronix, Inc. (I)	3,338	34,515
NAPCO Security Technologies, Inc. (I)	868	5,364
Newport Corp. (I)	5,333	98,820
PAR Technology Corp. (I)	1,700	7,293

110

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Park Electrochemical Corp.	1,480	$39,753
PC Connection, Inc.	4,089	85,583
PCM, Inc. (I)	2,932	29,203
Perceptron, Inc.	1,146	13,076
Planar Systems, Inc. (I)	1,700	3,825
Plexus Corp. (I)	849	35,454
Radisys Corp. (I)	3,312	10,797
Richardson Electronics, Ltd.	1,362	13,865
Rofin-Sinar Technologies, Inc. (I)	1,000	23,240
Rogers Corp. (I)	1,608	100,114
Sanmina Corp. (I)	60,793	1,237,138
ScanSource, Inc. (I)	1,905	70,676
SMTC Corp. (I)	363	657
SYNNEX Corp. (I)	5,765	381,124
Tech Data Corp. (I)	20,755	1,235,118
TTM Technologies, Inc. (I)	10,402	78,015
Viasystems Group, Inc. (I)	2,572	26,697
Vicon Industries, Inc. (I)	102	260
Vishay Intertechnology, Inc.	19,790	295,267
Vishay Precision Group, Inc. (I)	1,509	24,401
Zygo Corp. (I)	2,217	42,611

		8,983,115
Internet Software & Services - 1.1%
AOL, Inc. (I)	3,987	144,648
Bankrate, Inc. (I)	3,774	57,176
Blucora, Inc. (I)	7,765	147,302
Conversant, Inc. (I)(L)	38,541	908,797
Dealertrack Technologies, Inc. (I)	619	24,580
Digital River, Inc. (I)	2,732	43,002
Earthlink Holdings Corp.	12,905	46,974
InterActiveCorp	1,988	131,625
Internap Network Services Corp. (I)	8,481	60,724
IntraLinks Holdings, Inc. (I)	1,345	11,715
Limelight Networks, Inc. (I)	1,035	2,256
Marchex, Inc., Class B	3,061	31,620
Monster Worldwide, Inc. (I)	4,505	25,498
Perficient, Inc. (I)	2,874	50,697
RealNetworks, Inc. (I)	4,503	34,628
Reis, Inc.	300	5,535
SciQuest, Inc. (I)	23,328	394,943
support.com, Inc. (I)	4,301	9,892
TheStreet, Inc.	6,959	18,024
United Online, Inc.	2,373	25,913
XO Group, Inc. (I)	3,587	40,856

		2,216,405
IT Services - 2.1%
Acxiom Corp. (I)	7,534	171,248
CACI International, Inc., Class A (I)	17,935	1,280,559
CIBER, Inc. (I)	13,088	60,859
Convergys Corp.	10,572	230,681
CoreLogic, Inc. (I)	624	17,803
CSG Systems International, Inc.	1,093	28,713
DST Systems, Inc.	735	66,995
Euronet Worldwide, Inc. (I)	677	31,914
Jack Henry & Associates, Inc.	18,356	1,064,464
ManTech International Corp., Class A	3,611	106,488
MAXIMUS, Inc.	21,129	944,044
ModusLink Global Solutions, Inc. (I)(L)	9,124	32,938
StarTek, Inc. (I)	2,139	15,401
Sykes Enterprises, Inc. (I)	2,752	55,535
The Hackett Group, Inc.	9,407	57,383

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
VeriFone Systems, Inc. (I)	950	$31,170

		4,196,195
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries, Inc. (I)	3,654	71,509
Alpha & Omega Semiconductor, Ltd. (I)	999	8,232
Amkor Technology, Inc. (I)	7,144	72,226
Amtech Systems, Inc. (I)	1,027	10,147
ANADIGICS, Inc. (I)	8,400	9,072
Axcelis Technologies, Inc. (I)	3,500	6,580
AXT, Inc. (I)	3,200	7,040
Brooks Automation, Inc.	6,288	61,056
BTU International, Inc. (I)	682	1,760
Cascade Microtech, Inc. (I)	1,613	19,308
Cohu, Inc.	4,766	51,282
Diodes, Inc. (I)	918	25,401
DSP Group, Inc. (I)	4,257	35,716
Entegris, Inc. (I)	431	4,944
Entropic Communications, Inc. (I)	2,167	7,129
Exar Corp. (I)	6,953	75,649
Fairchild Semiconductor International, Inc. (I)	67,644	992,337
First Solar, Inc. (I)	4,344	268,372
FormFactor, Inc. (I)	6,280	45,593
GSI Technology, Inc. (I)	3,600	20,268
Hittite Microwave Corp.	15,970	939,036
Integrated Device Technology, Inc. (I)	20,270	269,591
Integrated Silicon Solution, Inc. (I)	4,650	65,286
International Rectifier Corp. (I)	10,474	280,913
Intersil Corp., Class A	11,073	155,797
IXYS Corp.	3,730	42,186
Kulicke & Soffa Industries, Inc. (I)	5,373	75,706
Lattice Semiconductor Corp. (I)	12,328	97,514
Magnachip Semiconductor Corp. (I)	145	1,801
Marvell Technology Group, Ltd.	33,063	514,791
MKS Instruments, Inc.	7,441	214,673
NeoPhotonics Corp. (I)	1,108	5,163
OmniVision Technologies, Inc. (I)	5,547	124,697
ON Semiconductor Corp. (I)	4,491	39,027
Pericom Semiconductor Corp. (I)	5,042	45,025
Photronics, Inc. (I)	13,324	117,118
PMC-Sierra, Inc. (I)	12,080	85,406
Power Integrations, Inc.	16,378	823,650
RF Micro Devices, Inc. (I)	1,793	16,872
Rudolph Technologies, Inc. (I)	4,412	41,826
Sigma Designs, Inc. (I)	4,474	15,391
Spansion, Inc., Class A (I)	2,249	42,843
SunEdison, Inc. (I)	9,085	178,884
SunPower Corp. (I)	2,447	81,583
TriQuint Semiconductor, Inc. (I)	13,646	212,332
Ultra Clean Holdings, Inc. (I)	429	3,552
Veeco Instruments, Inc. (I)(L)	19,503	649,840
Xcerra Corp. (I)	5,519	53,258

		6,987,382
Software - 2.8%
Aware, Inc. (I)	3,300	18,909
Bottomline Technologies, Inc. (I)	29,053	837,307
Cadence Design Systems, Inc. (I)	60,618	1,011,714
Compuware Corp.	1,817	17,988
EnerNOC, Inc. (I)	1,705	32,719
Epiq Systems, Inc.	4,064	49,012
ePlus, Inc. (I)	1,505	85,349
GSE Systems, Inc. (I)	2,016	3,427
Informatica Corp. (I)	22,246	813,981

111

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Mentor Graphics Corp.	4,300	$91,117
MicroStrategy, Inc., Class A (I)	7,460	1,052,755
Progress Software Corp. (I)(L)	1,038	22,545
Rosetta Stone, Inc. (I)	916	9,013
Rovi Corp. (I)	2,576	62,262
Seachange International, Inc. (I)	4,794	45,927
Smith Micro Software, Inc. (I)	3,270	2,616
SS&C Technologies Holdings, Inc. (I)	29,819	1,271,780
Take-Two Interactive Software, Inc. (I)	2,644	54,546
TeleCommunication Systems, Inc., Class A (I)	7,193	22,802
Telenav, Inc. (I)	366	2,046
Zynga, Inc., Class A (I)	2,925	10,091

		5,517,906
Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology, Inc. (I)	5,478	40,866
Concurrent Computer Corp.	526	4,213
Cray, Inc. (I)(L)	49,445	1,386,438
Dot Hill Systems Corp. (I)	1,000	4,290
Electronics For Imaging, Inc. (I)	7,309	297,403
Hutchinson Technology, Inc. (I)	3,000	6,270
Imation Corp. (I)	7,779	26,682
Intevac, Inc. (I)	3,303	24,343
Lexmark International, Inc., Class A (L)	5,606	244,366
QLogic Corp. (I)	2,153	21,401
Qumu Corp. (I)	1,900	28,975
Super Micro Computer, Inc. (I)	1,667	35,841

		2,121,088

		34,178,750
Materials - 6.3%
Chemicals - 2.0%
A. Schulman, Inc.	3,906	137,530
Ashland, Inc.	932	95,996
Axiall Corp.	7,244	334,745
Cabot Corp.	1,500	84,825
Chase Corp.	1,432	43,733
Chemtura Corp. (I)	5,600	139,888
Ferro Corp. (I)	3,432	43,930
FMC Corp.	12,835	982,648
FutureFuel Corp.	1,723	29,601
HB Fuller Company	1,218	58,257
Huntsman Corp.	4,564	121,813
Intrepid Potash, Inc. (I)	384	6,225
KMG Chemicals, Inc.	709	11,415
Kraton Performance Polymers, Inc. (I)	264	6,566
Landec Corp. (I)	4,944	59,377
Minerals Technologies, Inc.	20,153	1,249,486
Olin Corp.	6,768	184,428
OM Group, Inc.	5,098	157,018
OMNOVA Solutions, Inc. (I)	2,908	27,510
Penford Corp. (I)	2,346	28,105
PolyOne Corp.	1,919	77,009
Sensient Technologies Corp.	1,412	77,378
Stepan Company	31	1,659
Tronox, Ltd., Class A	2,953	78,461

		4,037,603
Construction Materials - 0.7%
Eagle Materials, Inc.	12,352	1,074,253
Headwaters, Inc. (I)	3,529	45,630
Texas Industries, Inc. (I)(L)	1,790	153,743
United States Lime & Minerals, Inc.	169	10,831

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Vulcan Materials Company	700	$42,679

		1,327,136
Containers & Packaging - 1.3%
Bemis Company, Inc.	1,771	73,337
Graphic Packaging Holding Company (I)	136,165	1,496,453
MeadWestvaco Corp.	9,322	378,287
Myers Industries, Inc.	5,702	121,168
Rock-Tenn Company, Class A	3,043	307,434
Sonoco Products Company	2,409	101,756

		2,478,435
Metals & Mining - 1.7%
Allegheny Technologies, Inc.	1,778	73,022
AM Castle & Company (I)(L)	3,851	46,482
Ampco-Pittsburgh Corp.	1,873	40,438
Century Aluminum Company (I)	11,480	156,702
Cliffs Natural Resources, Inc. (L)	6,208	97,341
Coeur Mining, Inc. (I)	10,706	73,229
Commercial Metals Company	6,078	107,885
Friedman Industries, Inc.	1,405	11,577
General Moly, Inc. (I)	45	46
Haynes International, Inc.	19,761	1,049,309
Hecla Mining Company (L)	2,428	6,726
Horsehead Holding Corp. (I)	9,941	164,822
Kaiser Aluminum Corp.	3,426	234,578
Materion Corp.	2,527	86,145
McEwen Mining, Inc. (I)	2,908	6,310
Noranda Aluminum Holding Corp.	2,332	7,322
Olympic Steel, Inc.	2,178	51,531
Reliance Steel & Aluminum Company	7,959	572,650
RTI International Metals, Inc. (I)	5,200	139,464
Schnitzer Steel Industries, Inc., Class A	1,338	33,343
Steel Dynamics, Inc.	12,087	208,742
Stillwater Mining Company (I)	5,938	99,818
SunCoke Energy, Inc. (I)	1,597	32,068
Synalloy Corp.	380	5,955
United States Steel Corp. (L)	4,850	111,744
Universal Stainless & Alloy Products, Inc. (I)	1,778	53,589

		3,470,838
Paper & Forest Products - 0.6%
Boise Cascade Company (I)	1,639	42,876
Clearwater Paper Corp. (I)	1,598	99,188
Domtar Corp.	5,000	454,400
KapStone Paper and Packaging Corp. (I)	6,762	196,436
Louisiana-Pacific Corp. (I)	16,381	232,610
Mercer International, Inc. (I)	6,255	55,294
Neenah Paper, Inc.	159	7,756
PH Glatfelter Company	5,514	145,128
Resolute Forest Products, Inc. (I)	698	10,449

		1,244,137

		12,558,149
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.4%
Atlantic Tele-Network, Inc.	381	21,267
Cbeyond, Inc. (I)	1,183	11,676
Enventis Corp.	57	779
Frontier Communications Corp. (L)	37,252	215,689
General Communication, Inc., Class A (I)	4,737	53,718
Hawaiian Telcom Holdco, Inc. (I)	53	1,480
Inteliquent, Inc.	3,011	45,105
Iridium Communications, Inc. (I)(L)	10,611	84,039

112

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
ORBCOMM, Inc. (I)	8,038	$51,282
Premiere Global Services, Inc. (I)	7,824	101,790
Vonage Holdings Corp. (I)	2,425	9,215
Windstream Holdings, Inc.	13,524	129,425

		725,465
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)	3,505	8,833
Shenandoah Telecommunications Company	411	11,348
Telephone & Data Systems, Inc.	11,252	311,793
United States Cellular Corp.	4,446	190,956
USA Mobility, Inc.	3,600	55,512

		578,442

		1,303,907
Utilities - 0.7%
Electric Utilities - 0.0%
Genie Energy, Ltd., B Shares (I)	1,746	13,689
Gas Utilities - 0.6%
UGI Corp.	26,414	1,285,569
Independent Power and Renewable Electricity
Producers - 0.1%
Dynegy, Inc. (I)	2,495	84,082
Ormat Technologies, Inc.	2,376	70,757

		154,839
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	1,250	12,738
SJW Corp.	118	3,191

		15,929

		1,470,026

TOTAL COMMON STOCKS (Cost $132,988,583)		$197,208,414

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016) (I)(N)	208	299

TOTAL WARRANTS (Cost $0)		$299

SECURITIES LENDING COLLATERAL - 5.4%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	1,082,137	10,829,265

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,826,643)		$10,829,265

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.0688% (Y)	1,823,828	1,823,828

TOTAL SHORT-TERM INVESTMENTS (Cost $1,823,828)		$1,823,828

Total Investments (Small Cap Opportunities Fund)
(Cost $145,639,054) - 105.4%		$209,861,806
Other assets and liabilities, net - (5.4%)		(10,819,466)

TOTAL NET ASSETS - 100.0%		$199,042,340

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.0%
Consumer Discretionary - 12.5%
Auto Components - 0.9%
Tenneco, Inc. (I)	25,889	$1,650,424
Distributors - 0.7%
Pool Corp.	24,929	1,439,151
Hotels, Restaurants & Leisure - 3.5%
Choice Hotels International, Inc.	21,910	986,169
Domino’s Pizza, Inc.	29,179	2,114,019
Jack in the Box, Inc.	38,307	2,211,463
The Cheesecake Factory, Inc.	29,625	1,358,899

		6,670,550
Household Durables - 1.2%
Ethan Allen Interiors, Inc.	36,886	864,608
Standard Pacific Corp. (I)	175,359	1,408,133

		2,272,741
Internet & Catalog Retail - 0.7%
HomeAway, Inc. (I)	43,091	1,327,203
Leisure Products - 0.7%
Brunswick Corp.	31,238	1,346,358
Media - 0.7%
Sinclair Broadcast Group, Inc., Class A (L)	46,858	1,386,060
Specialty Retail - 2.5%
DSW, Inc., Class A	40,280	1,009,014
Group 1 Automotive, Inc.	19,460	1,566,530
Monro Muffler Brake, Inc.	25,441	1,374,068
Vitamin Shoppe, Inc. (I)	18,426	791,949

		4,741,561
Textiles, Apparel & Luxury Goods - 1.6%
G-III Apparel Group, Ltd. (I)	20,640	1,513,325
Steven Madden, Ltd. (I)	45,547	1,451,127

		2,964,452

		23,798,500
Consumer Staples - 2.1%
Food Products - 2.1%
Annie’s, Inc. (I)	37,155	1,215,712
B&G Foods, Inc.	36,505	1,250,661
Lancaster Colony Corp.	17,882	1,596,684

		4,063,057

		4,063,057
Energy - 6.3%
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. (I)	22,277	1,099,370
Dresser-Rand Group, Inc. (I)	21,385	1,308,762
Dril-Quip, Inc. (I)	16,218	1,657,804
Patterson-UTI Energy, Inc.	58,045	1,920,709

		5,986,645
Oil, Gas & Consumable Fuels - 3.1%
Energen Corp.	20,893	1,783,844
Oasis Petroleum, Inc. (I)	37,623	1,862,339
Resolute Energy Corp. (I)	73,128	608,425
Ultra Petroleum Corp. (I)(L)	60,390	1,631,738

		5,886,346

		11,872,991
Financials - 10.6%
Banks - 3.8%
Hancock Holding Company	40,983	1,384,406

113

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Home BancShares, Inc.	43,067	$1,313,972
Prosperity Bancshares, Inc.	24,496	1,423,952
SVB Financial Group (I)	15,760	1,661,892
UMB Financial Corp.	25,418	1,403,074

		7,187,296
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (I)	7,187	1,355,468
Greenhill & Company, Inc.	19,706	979,782
Janus Capital Group, Inc. (L)	113,601	1,326,860
SEI Investments Company	47,425	1,561,705
Stifel Financial Corp. (I)	42,683	1,929,272

		7,153,087
Insurance - 1.5%
American Equity Investment Life
Holding Company	63,719	1,434,952
Protective Life Corp.	29,103	1,522,087

		2,957,039
Real Estate Investment Trusts - 1.5%
Corrections Corp. of America	47,169	1,534,408
Gaming and Leisure Properties, Inc.	39,415	1,322,767

		2,857,175

		20,154,597
Health Care - 18.0%
Biotechnology - 4.7%
Acorda Therapeutics, Inc. (I)	24,913	819,139
Alnylam Pharmaceuticals, Inc. (I)	17,420	1,032,832
Exact Sciences Corp. (I)(L)	91,760	1,236,925
Incyte Corp., Ltd. (I)	30,290	1,500,870
InterMune, Inc. (I)	50,402	1,996,927
NPS Pharmaceuticals, Inc. (I)	38,280	1,191,656
Seattle Genetics, Inc. (I)	32,240	1,075,849

		8,854,198
Health Care Equipment & Supplies - 4.2%
Insulet Corp. (I)	35,130	1,286,812
Masimo Corp. (I)	38,994	960,812
NuVasive, Inc. (I)	43,009	1,433,920
Sirona Dental Systems, Inc. (I)	18,737	1,409,397
STERIS Corp.	32,113	1,718,688
Thoratec Corp. (I)	32,072	1,062,225

		7,871,854
Health Care Providers & Services - 5.0%
Chemed Corp. (L)	18,884	1,663,303
Community Health Systems, Inc. (I)	36,174	1,510,988
HealthSouth Corp.	42,570	1,495,058
MEDNAX, Inc. (I)	27,124	1,563,156
Select Medical Holdings Corp.	104,467	1,582,675
VCA Antech, Inc. (I)	51,314	1,726,716

		9,541,896
Health Care Technology - 0.3%
HMS Holdings Corp. (I)	29,387	552,476
Life Sciences Tools & Services - 2.3%
PAREXEL International Corp. (I)	30,148	1,520,967
PerkinElmer, Inc.	32,055	1,441,513
Techne Corp.	16,276	1,428,870

		4,391,350
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (I)	9,252	1,312,489

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Salix Pharmaceuticals, Ltd. (I)	13,637	$1,555,709

		2,868,198

		34,079,972
Industrials - 17.5%
Aerospace & Defense - 1.5%
Hexcel Corp. (I)	34,066	1,398,409
TransDigm Group, Inc.	8,064	1,521,757

		2,920,166
Air Freight & Logistics - 0.8%
Forward Air Corp.	33,935	1,522,324
Building Products - 1.1%
AO Smith Corp.	42,257	2,086,651
Commercial Services & Supplies - 2.6%
Pitney Bowes, Inc.	76,154	2,104,135
Steelcase, Inc., Class A	93,212	1,527,745
Tetra Tech, Inc.	46,909	1,248,248

		4,880,128
Construction & Engineering - 0.8%
MasTec, Inc. (I)	43,058	1,550,088
Electrical Equipment - 1.0%
Acuity Brands, Inc.	14,758	1,852,277
Machinery - 5.1%
Crane Company	22,030	1,632,643
ITT Corp.	44,181	1,929,826
Lincoln Electric Holdings, Inc.	27,594	1,812,650
WABCO Holdings, Inc. (I)	17,766	1,896,876
Wabtec Corp.	30,989	2,440,074

		9,712,069
Marine - 1.1%
Kirby Corp. (I)	18,526	2,048,049
Road & Rail - 1.8%
Knight Transportation, Inc.	68,127	1,660,255
Swift Transportation Company (I)	72,829	1,803,246

		3,463,501
Trading Companies & Distributors - 1.7%
Watsco, Inc.	15,854	1,595,388
WESCO International, Inc. (I)(L)	18,396	1,571,386

		3,166,774

		33,202,027
Information Technology - 24.8%
Communications Equipment - 1.9%
ARRIS Group, Inc. (I)	68,812	2,278,365
Finisar Corp. (I)	53,561	1,272,074

		3,550,439
Electronic Equipment, Instruments & Components - 3.9%
Cognex Corp. (I)	51,175	1,842,300
IPG Photonics Corp. (I)(L)	14,412	909,397
Littelfuse, Inc.	19,609	1,718,925
National Instruments Corp.	39,296	1,125,437
SYNNEX Corp. (I)	28,210	1,864,963

		7,461,022
Internet Software & Services - 3.6%
Conversant, Inc. (I)	71,148	1,677,670
CoStar Group, Inc. (I)	15,793	2,503,980
Dealertrack Technologies, Inc. (I)	35,901	1,425,629

114

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
OpenTable, Inc. (I)	18,233	$1,235,286

		6,842,565
IT Services - 0.8%
EPAM Systems, Inc. (I)	36,014	1,515,109
Semiconductors & Semiconductor Equipment - 2.7%
MKS Instruments, Inc.	34,213	987,045
Power Integrations, Inc.	30,031	1,510,259
Silicon Laboratories, Inc. (I)	26,389	1,190,672
Teradyne, Inc. (L)	76,977	1,370,191

		5,058,167
Software - 11.0%
ANSYS, Inc. (I)	18,037	1,324,818
Aspen Technology, Inc. (I)	41,402	1,779,872
Cadence Design Systems, Inc. (I)	87,092	1,453,565
CommVault Systems, Inc. (I)	18,167	888,730
Informatica Corp. (I)	44,724	1,636,451
Interactive Intelligence Group, Inc. (I)	26,129	1,324,479
Manhattan Associates, Inc. (I)	115,054	3,734,653
Mentor Graphics Corp.	66,234	1,403,498
MICROS Systems, Inc. (I)	27,463	1,467,073
MicroStrategy, Inc., Class A (I)	10,688	1,508,291
NetScout Systems, Inc. (I)	40,953	1,591,843
Qlik Technologies, Inc. (I)	39,658	860,975
Qualys, Inc. (I)	39,634	936,948
SolarWinds, Inc. (I)	26,087	1,019,741

		20,930,937
Technology Hardware, Storage & Peripherals - 0.9%
Cray, Inc. (I)	57,735	1,618,889

		46,977,128
Materials - 4.0%
Chemicals - 1.8%
PolyOne Corp.	48,899	1,962,317
Rockwood Holdings, Inc.	18,949	1,447,135

		3,409,452
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	11,878	1,458,618
Containers & Packaging - 0.7%
Berry Plastics Group, Inc. (I)	59,882	1,413,814
Metals & Mining - 0.7%
Carpenter Technology Corp.	21,102	1,318,664

		7,600,548
Telecommunication Services - 1.4%
Wireless Telecommunication Services - 1.4%
SBA Communications Corp., Class A (I)	25,841	2,622,862
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.	44,311	1,621,783

TOTAL COMMON STOCKS (Cost $130,072,687)		$185,993,465

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/04/2016) (I)(N)	92,945	6,971

TOTAL RIGHTS (Cost $6,041)		$6,971

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 4.5%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	849,195	8,498,153

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,497,706)		$8,498,153

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
State Street Institutional Liquid Reserves
Fund, 0.0688% (Y)	4,826,397	4,826,397

TOTAL SHORT-TERM INVESTMENTS (Cost $4,826,397)		$4,826,397

Total Investments (Small Company Growth Fund)
(Cost $143,402,831) - 105.0%		$199,324,986
Other assets and liabilities, net - (5.0%)		(9,566,292)

TOTAL NET ASSETS - 100.0%		$189,758,694

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.4%
Consumer Discretionary - 14.5%
Auto Components - 1.7%
Drew Industries, Inc.	100,200	$4,861,704
Modine Manufacturing Company (I)	155,800	2,379,066

		7,240,770
Automobiles - 0.7%
Winnebago Industries, Inc. (I)	125,900	3,117,282
Distributors - 1.1%
Pool Corp.	82,200	4,745,406
Diversified Consumer Services - 1.7%
American Public Education, Inc. (I)	42,800	1,512,552
Ascent Capital Group, Inc., Class A (I)	35,400	2,187,012
Matthews International Corp., Class A	83,200	3,411,200

		7,110,764
Hotels, Restaurants & Leisure - 0.9%
Orient-Express Hotels, Ltd., Class A (I)	171,500	2,255,225
Red Robin Gourmet Burgers, Inc. (I)	20,200	1,456,016

		3,711,241
Household Durables - 1.9%
CSS Industries, Inc.	66,600	1,604,394
Ethan Allen Interiors, Inc. (L)	67,500	1,582,200
M/I Homes, Inc. (I)	59,700	1,361,757
Meritage Homes Corp. (I)	91,400	3,666,054

		8,214,405
Leisure Products - 0.5%
Brunswick Corp.	44,800	1,930,880
Media - 0.6%
Saga Communications, Inc., Class A	52,400	2,420,356
Multiline Retail - 0.3%
Fred’s, Inc., Class A	76,900	1,174,263
Specialty Retail - 4.1%
Aaron’s, Inc.	243,700	8,003,108
Haverty Furniture Companies, Inc.	114,200	2,858,426
MarineMax, Inc. (I)	107,200	1,722,704
Pier 1 Imports, Inc.	116,650	2,054,207

115

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Stein Mart, Inc.	184,800	$2,498,496

		17,136,941
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (I)	21,700	323,981
Culp, Inc.	78,200	1,442,008
Kate Spade & Company (I)	65,000	2,366,650

		4,132,639

		60,934,947
Consumer Staples - 0.7%
Food & Staples Retailing - 0.6%
SpartanNash Company	105,600	2,563,968
Tobacco - 0.1%
Alliance One International, Inc. (I)	227,800	564,944

		3,128,912
Energy - 6.7%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (I)	36,200	1,786,470
C&J Energy Services, Inc. (I)	53,400	1,634,574
CARBO Ceramics, Inc. (L)	22,800	3,136,596
Hercules Offshore, Inc. (I)	122,800	557,512
TETRA Technologies, Inc. (I)	156,200	1,800,986

		8,916,138
Oil, Gas & Consumable Fuels - 4.6%
Bonanza Creek Energy, Inc. (I)	2,400	128,688
Cloud Peak Energy, Inc. (I)	81,200	1,499,764
EPL Oil & Gas, Inc. (I)	44,900	1,702,159
GasLog, Ltd. (L)	155,300	3,626,255
Magnum Hunter Resources Corp. (I)	126,600	969,756
Northern Oil and Gas, Inc. (I)(L)	148,500	2,264,625
Oasis Petroleum, Inc. (I)	93,100	4,608,450
PDC Energy, Inc. (I)	52,900	3,395,651
Teekay Tankers, Ltd., Class A (L)	273,000	988,260

		19,183,608

		28,099,746
Financials - 22.5%
Banks - 8.0%
Columbia Banking System, Inc.	94,900	2,350,673
East West Bancorp, Inc.	213,195	7,137,769
Glacier Bancorp, Inc.	145,800	3,830,166
Home BancShares, Inc.	190,400	5,809,104
Signature Bank (I)	30,400	3,520,928
SVB Financial Group (I)	68,200	7,191,690
Wintrust Financial Corp.	89,700	3,909,126

		33,749,456
Capital Markets - 2.5%
Ares Capital Corp.	184,300	3,177,332
Hercules Technology Growth Capital, Inc. (L)	198,000	3,017,520
JMP Group, Inc.	79,000	513,500
KCAP Financial, Inc. (L)	135,000	1,075,950
Piper Jaffray Companies (I)	28,700	1,263,661
Safeguard Scientifics, Inc. (I)	69,000	1,316,520

		10,364,483
Diversified Financial Services - 0.5%
Compass Diversified Holdings	112,400	1,972,620
Insurance - 3.9%
Assured Guaranty, Ltd.	70,902	1,731,427

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Employers Holdings, Inc.	110,150	$2,316,455
Markel Corp. (I)	1,780	1,139,592
Meadowbrook Insurance Group, Inc.	236,600	1,611,246
National Interstate Corp.	82,100	2,322,609
ProAssurance Corp.	163,100	7,412,895

		16,534,224
Real Estate Investment Trusts - 7.2%
Acadia Realty Trust	112,200	3,095,598
CBL & Associates Properties, Inc.	154,100	2,900,162
Cedar Realty Trust, Inc.	234,100	1,437,374
First Potomac Realty Trust	190,900	2,496,972
Hatteras Financial Corp.	48,100	975,949
Kilroy Realty Corp.	61,200	3,707,496
Kite Realty Group Trust	266,800	1,656,828
LaSalle Hotel Properties	104,000	3,430,960
Potlatch Corp.	69,900	2,807,184
PS Business Parks, Inc.	13,500	1,136,565
Redwood Trust, Inc.	149,300	2,909,857
Saul Centers, Inc.	43,800	2,108,970
Washington Real Estate Investment Trust	67,200	1,735,776

		30,399,691
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	129,300	1,864,506

		94,884,980
Health Care - 3.5%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	97,200	1,204,308
Health Care Equipment & Supplies - 2.0%
Analogic Corp.	26,400	1,803,648
Quidel Corp. (I)(L)	79,000	1,793,300
West Pharmaceutical Services, Inc.	119,300	5,021,337

		8,618,285
Health Care Providers & Services - 1.2%
Landauer, Inc.	25,400	1,203,452
National Healthcare Corp.	49,400	2,667,600
Triple-S Management Corp., Class B (I)	68,330	1,208,074

		5,079,126

		14,901,719
Industrials - 25.0%
Aerospace & Defense - 0.3%
Kratos Defense & Security Solutions, Inc. (I)	172,000	1,463,720
Air Freight & Logistics - 0.7%
Hub Group, Inc., Class A (I)	62,600	2,944,078
Airlines - 1.8%
Alaska Air Group, Inc.	77,500	7,630,650
Building Products - 1.5%
Gibraltar Industries, Inc. (I)	136,100	2,158,546
Quanex Building Products Corp.	76,100	1,354,580
Universal Forest Products, Inc.	56,100	2,723,655

		6,236,781
Commercial Services & Supplies - 3.6%
G&K Services, Inc., Class A	67,300	3,486,813
McGrath RentCorp.	139,000	4,764,920
MSA Safety, Inc.	67,700	3,700,482
US Ecology, Inc.	62,600	3,092,440

		15,044,655

116

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 1.4%
Aegion Corp. (I)	113,400	$2,718,198
Comfort Systems USA, Inc.	118,700	1,958,550
Pike Corp. (I)	116,900	1,043,917

		5,720,665
Electrical Equipment - 0.6%
Franklin Electric Company, Inc.	65,900	2,523,970
Machinery - 5.2%
Astec Industries, Inc.	41,900	1,672,229
CIRCOR International, Inc.	48,300	3,683,358
ESCO Technologies, Inc.	61,900	2,081,078
IDEX Corp.	24,800	1,901,664
Luxfer Holdings PLC, ADR	56,200	1,057,684
Nordson Corp.	66,100	5,389,794
RBC Bearings, Inc.	19,700	1,181,409
Sun Hydraulics Corp.	44,900	1,657,708
Woodward, Inc.	71,360	3,189,792

		21,814,716
Marine - 1.7%
Kirby Corp. (I)	66,500	7,351,575
Professional Services - 1.8%
FTI Consulting, Inc. (I)	36,800	1,187,536
Navigant Consulting, Inc. (I)	146,800	2,470,644
On Assignment, Inc. (I)	112,600	3,969,150

		7,627,330
Road & Rail - 4.2%
Genesee & Wyoming, Inc., Class A (I)	78,400	7,632,240
Landstar System, Inc.	132,100	8,577,253
Universal Truckload Services, Inc.	59,300	1,440,397

		17,649,890
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply, Inc. (I)	179,300	6,185,850
Kaman Corp.	69,800	2,968,594

		9,154,444

		105,162,474
Information Technology - 10.2%
Communications Equipment - 0.8%
IXIA (I)	161,700	1,878,954
Sonus Networks, Inc. (I)	382,600	1,404,142

		3,283,096
Electronic Equipment, Instruments & Components - 6.1%
Belden, Inc.	74,200	5,341,658
Cognex Corp. (I)	57,600	2,073,600
Electro Rent Corp.	159,900	2,582,385
Electro Scientific Industries, Inc.	147,000	1,071,630
Fabrinet (I)	113,000	2,149,260
Littelfuse, Inc.	52,400	4,593,384
Methode Electronics, Inc.	61,400	1,912,610
Newport Corp. (I)	72,500	1,343,425
SYNNEX Corp. (I)	70,300	4,647,533

		25,715,485
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (I)	125,500	2,456,035
Brooks Automation, Inc.	113,200	1,099,172
Cabot Microelectronics Corp. (I)	76,800	3,304,704
Entegris, Inc. (I)	156,600	1,796,202
Teradyne, Inc. (L)	137,900	2,454,620

		11,110,733

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 0.7%
Progress Software Corp. (I)	125,900	$2,734,548

		42,843,862
Materials - 9.6%
Chemicals - 2.5%
American Vanguard Corp.	97,100	1,477,862
Innospec, Inc.	128,500	5,418,845
Minerals Technologies, Inc.	62,100	3,850,200

		10,746,907
Construction Materials - 0.3%
Texas Industries, Inc. (I)(L)	14,430	1,239,393
Containers & Packaging - 2.1%
AptarGroup, Inc.	86,100	5,733,399
Myers Industries, Inc.	144,300	3,066,375

		8,799,774
Metals & Mining - 2.7%
Carpenter Technology Corp.	62,700	3,918,123
Royal Gold, Inc.	37,400	2,345,728
Sandstorm Gold, Ltd. (I)(L)	398,500	2,116,035
Schnitzer Steel Industries, Inc., Class A	44,800	1,116,416
Stillwater Mining Company (I)	111,600	1,875,996

		11,372,298
Paper & Forest Products - 2.0%
Clearwater Paper Corp. (I)	66,000	4,096,620
Deltic Timber Corp.	45,500	2,787,330
Wausau Paper Corp.	143,400	1,525,776

		8,409,726

		40,568,098
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (I)	159,100	2,069,891
Utilities - 4.2%
Electric Utilities - 2.3%
Cleco Corp.	84,600	4,401,738
El Paso Electric Company	78,900	3,006,879
PNM Resources, Inc.	71,900	2,046,274

		9,454,891
Gas Utilities - 0.7%
Southwest Gas Corp.	59,600	3,120,656
Multi-Utilities - 1.2%
Black Hills Corp.	41,000	2,364,470
NorthWestern Corp.	53,100	2,548,800

		4,913,270

		17,488,817

TOTAL COMMON STOCKS (Cost $227,357,747)		$410,083,446

EXCHANGE-TRADED FUNDS - 0.2%
Financials - 0.2%
iShares Russell 2000 Value Index Fund (L)	9,300	919,491

TOTAL EXCHANGE-TRADED FUNDS (Cost $660,999)		$919,491

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	1,691,702	16,929,368

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,917,522)		$16,929,368

117

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	513,296	513,296
T. Rowe Price Reserve Investment
Fund, 0.0577% (Y)	9,347,966	9,347,966

		9,861,262

TOTAL SHORT-TERM INVESTMENTS (Cost $9,861,262)		$9,861,262

Total Investments (Small Company Value Fund)
(Cost $254,797,530) - 103.9%		$437,793,567
Other assets and liabilities, net - (3.9%)		(16,526,503)

TOTAL NET ASSETS - 100.0%		$421,267,064

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.3%
U.S. Government - 5.9%
Treasury Inflation Protected Securities
0.125%, 01/15/2022	$307,915	$309,767
0.375%, 07/15/2023	131,970	134,681
0.500%, 04/15/2015	577,769	586,526
0.625%, 01/15/2024 to 02/15/2043	2,853,774	2,924,430
1.375%, 02/15/2044	1,140,379	1,243,280
1.625%, 01/15/2015	1,237,240	1,260,149
2.000%, 07/15/2014	4,762,578	4,792,344
2.500%, 01/15/2029	71,523	90,465
U.S. Treasury Bonds
2.750%, 08/15/2042 to 11/15/2042	2,460,000	2,201,425
3.000%, 05/15/2042	3,660,000	3,460,417
3.125%, 02/15/2043	7,630,000	7,364,140
3.500%, 02/15/2039	1,115,000	1,167,092
3.625%, 08/15/2043 to 02/15/2044	1,635,000	1,731,398
4.375%, 05/15/2041	2,690,000	3,243,131
4.500%, 08/15/2039	680,000	831,725
4.625%, 02/15/2040	180,000	224,578
5.375%, 02/15/2031	2,755,000	3,631,864
6.125%, 08/15/2029	605,000	848,134
7.625%, 02/15/2025	355,000	527,397
U.S. Treasury Notes
0.625%, 11/15/2016 to 11/30/2017	9,460,000	9,357,819
0.750%, 01/15/2017	1,865,000	1,870,244
1.250%, 10/31/2018	15,685,000	15,606,575
2.250%, 04/30/2021	625,000	633,496
U.S. Treasury Strips 3.556%, 05/15/2021	540,000	465,506

		64,506,583
U.S. Government Agency - 16.4%
Federal Home Loan Banks
0.500%, 11/20/2015	545,000	547,326
0.625%, 12/28/2016	270,000	269,853
Federal Home Loan Mortgage Corp.
0.875%, 10/14/2016	1,360,000	1,369,910
2.206%, 06/01/2038 (P)	38,868	41,168
2.233%, 09/01/2035 (P)	27,385	28,922
2.348%, 01/01/2036 (P)	1,194	1,272
2.358%, 02/01/2037 to 05/01/2037 (P)	69,383	73,501
2.388%, 03/01/2036 (P)	12,366	13,197
2.410%, 09/01/2032 (P)	1,312	1,397

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.419%, 02/01/2037 (P)	$22,181	$23,685
2.426%, 01/01/2037 (P)	7,906	8,442
2.472%, 07/01/2035 (P)	31,962	33,939
2.475%, 07/01/2035 (P)	19,180	20,365
2.500%, 05/01/2028 to 07/01/2043	866,937	870,968
2.525%, 11/01/2035 (P)	3,953	4,221
2.776%, 02/01/2037 (P)	33,636	35,917
3.000%, 12/01/2042 to 06/01/2043	2,873,756	2,847,771
3.500%, 09/01/2042 to 11/01/2042	1,151,294	1,185,185
4.000%, 01/01/2025 to 12/01/2041	1,492,192	1,583,944
4.500%, 11/01/2018 to 04/01/2041	1,933,036	2,092,963
5.000%, 10/01/2018 to 04/01/2040	604,786	659,519
5.500%, 03/01/2018 to 12/01/2039	1,080,527	1,197,452
5.859%, 12/01/2036 (P)	10,213	10,947
5.912%, 10/01/2036 (P)	53,619	57,385
6.000%, 04/01/2017 to 12/01/2033	83,660	92,139
6.055%, 11/01/2036 (P)	22,169	23,849
6.500%, 05/01/2017 to 11/01/2033	37,495	41,830
7.000%, 02/01/2024 to 06/01/2032	123,796	144,567
7.500%, 05/01/2024 to 06/01/2024	1,496	1,738
10.500%, 05/01/2019	19	20
Federal National Mortgage Association
0.375%, 07/05/2016	270,000	269,579
0.625%, 08/26/2016	890,000	892,369
1.736%, 10/01/2033 (P)	37,460	38,630
1.950%, 06/01/2037 (P)	40,217	41,960
1.987%, 12/01/2035 (P)	7,626	8,001
2.143%, 07/01/2027 (P)	482	492
2.200%, 12/01/2035 (P)	7,968	8,329
2.250%, 09/01/2037 (P)	21,312	22,642
2.267%, 11/01/2035 (P)	67,573	71,525
2.270%, 09/01/2035 (P)	99,184	104,989
2.303%, 07/01/2035 (P)	27,132	28,690
2.325%, 08/01/2037 (P)	42,845	45,750
2.360%, 05/01/2038 (P)	20,115	21,479
2.457%, 08/01/2036 (P)	81,465	86,816
2.499%, 01/01/2037 (P)	45,231	48,298
2.500%, to 05/01/2043	3,494,975	3,482,090
2.517%, 12/01/2035 (P)	3,253	3,430
2.520%, 12/01/2035 (P)	3,509	3,747
2.665%, 12/01/2036 (P)	81,199	86,705
3.000%, to 11/01/2043	11,838,228	11,844,506
3.500%, 01/01/2026 to 12/01/2043	7,702,318	7,975,865
4.000%, to 06/01/2042	7,463,895	7,940,620
4.500%, to 04/01/2042	8,170,258	8,827,768
5.000%, 05/01/2018 to 01/01/2042	5,921,529	6,536,121
5.500%, 05/01/2016 to 03/01/2040	4,086,922	4,556,932
5.538%, 01/01/2019 (P)	304	330
5.846%, 09/01/2036 (P)	16,372	17,613
6.000%, 03/01/2021 to 04/01/2040	3,349,683	3,774,184
6.500%, 11/01/2015 to 05/01/2040	860,548	981,275
7.000%, 12/01/2029 to 04/01/2037	11,058	12,614
7.125%, 01/15/2030	365,000	533,050
Government National
Mortgage Association
2.500%, 07/20/2027 to 06/20/2043	4,065,876	3,937,823
3.000%, 06/20/2027 to 06/20/2043	18,217,084	18,377,325
3.500%, to 05/20/2044	21,053,886	21,914,829
4.000%, to 04/20/2043	12,886,107	13,781,792
4.500%, 08/15/2039 to 03/20/2041	20,205,976	22,111,167
5.000%, 02/15/2018 to 04/20/2041	11,562,700	12,831,250

118

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
5.500%, 02/15/2029 to 10/20/2040		$6,651,895	$7,521,837
6.000%, 02/15/2016 to 04/20/2044		5,535,249	6,314,292
6.500%, 12/15/2014 to 12/20/2033		1,430,136	1,649,795
7.000%, 04/15/2017 to 12/15/2034		628,861	741,330
9.250%, 02/15/2017 to 12/15/2019		1,462	1,688
9.750%, 07/15/2017 to 02/15/2021		1,651	1,962
10.250%, 11/15/2020		1,567	1,888

			180,736,769

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $239,339,702)			$245,243,352

FOREIGN GOVERNMENT
OBLIGATIONS - 14.3%
Angola - 0.0%
Republic of Angola
7.000%, 08/16/2019		300,000	330,750
Argentina - 0.1%
Republic of Argentina
2.260%, 12/31/2038	EUR	650,000	360,621
7.000%, 10/03/2015 to 04/17/2017		$750,000	700,000
8.750%, 05/07/2024		280,000	249,200

			1,309,821
Armenia - 0.1%
Republic of Armenia
6.000%, 09/30/2020 (S)		500,000	528,745
Australia - 0.1%
New South Wales Treasury Corp.
4.000%, 04/20/2023	AUD	678,000	634,964
6.000%, 03/01/2022		672,000	718,565

			1,353,529
Austria - 0.2%
Republic of Austria
3.150%, 06/20/2044 (S)	EUR	122,000	190,539
3.400%, 11/22/2022 (S)		424,000	670,683
3.900%, 07/15/2020 (S)		520,000	835,532

			1,696,754
Barbados - 0.0%
Government of Barbados
6.625%, 12/05/2035		$200,000	163,200
Belgium - 0.1%
Kingdom of Belgium
3.250%, 09/28/2016 (S)	EUR	148,000	216,040
4.000%, 03/28/2018 (S)		475,000	734,248
4.000%, 03/28/2022		111,000	180,650
4.250%, 09/28/2021 (S)		65,000	107,024

			1,237,962
Bermuda - 0.1%
Government of Bermuda
4.138%, 01/03/2023 (S)		$200,000	199,750
4.854%, 02/06/2024 (S)		685,000	713,256
5.603%, 07/20/2020 (S)		200,000	222,200

			1,135,206
Brazil - 1.4%
Federative Republic of Brazil
2.625%, 01/05/2023		820,000	761,370

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Brazil (continued)
Federative Republic of Brazil (continued)
2.875%, 04/01/2021	EUR	100,000	$138,462
4.250%, 01/07/2025		$360,000	367,200
5.625%, 01/07/2041		1,710,000	1,846,800
6.000%, 05/15/2017 to 08/15/2024	BRL	3,163,000	3,505,326
7.125%, 01/20/2037		$371,000	471,170
10.000%, 01/01/2017 to 01/01/2023	BRL	18,216,000	7,987,713

			15,078,041
Canada - 0.2%
Government of Canada
2.750%, 06/01/2022	CAD	45,000	43,794
3.500%, 06/01/2020		401,000	407,908
Province of British Columbia
3.700%, 12/18/2020		1,066,000	1,068,704
Province of Manitoba
1.300%, 04/03/2017		$380,000	384,265
3.050%, 05/14/2024		60,000	60,580
Province of Ontario
1.200%, 02/14/2018		125,000	124,411
1.600%, 09/21/2016		475,000	485,212
3.500%, 06/02/2043	CAD	99,000	87,656

			2,662,530
China - 0.1%
Republic of China
1.940%, 08/18/2018	CNY	5,000,000	766,382
3.090%, 11/22/2018		500,000	79,998

			846,380
Colombia - 0.1%
Republic of Colombia
2.625%, 03/15/2023		$255,000	239,700
5.625%, 02/26/2044		200,000	225,250
6.125%, 01/18/2041		875,000	1,045,625

			1,510,575
Congo - 0.0%
Republic of Congo
3.500%, 06/30/2029		59,243	53,546
Costa Rica - 0.0%
Republic of Costa Rica
4.375%, 04/30/2025		200,000	187,000
Croatia - 0.1%
Republic of Croatia
6.000%, 01/26/2024 (S)		200,000	215,500
6.375%, 03/24/2021		400,000	441,500

			657,000
Czech Republic - 0.1%
Czech Republic International
3.625%, 04/14/2021	EUR	613,000	950,953
3.875%, 05/24/2022		180,000	284,920

			1,235,873
Denmark - 0.1%
Kingdom of Denmark
3.000%, 11/15/2021	DKK	2,585,000	539,907
7.000%, 11/10/2024		364,000	102,728

			642,635
Dominican Republic - 0.0%
Government of Dominican Republic
6.600%, 01/28/2024 (S)		$100,000	109,500

119

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Dominican Republic (continued)
Government of Dominican Republic (continued)
7.500%, 05/06/2021		$300,000	$346,500
9.040%, 01/23/2018		30,603	33,702

			489,702
Finland - 0.0%
Government of Finland
3.375%, 04/15/2020 (S)	EUR	204,000	318,613
France - 0.5%
Caisse d’Amortissement de la Dette
Sociale
2.500%, 10/25/2022		388,000	569,886
Government of France
1.000%, 07/25/2017		1,001,000	1,394,972
3.750%, 04/25/2021		789,000	1,264,370
4.000%, 10/25/2038		434,000	729,156
4.750%, 04/25/2035		253,000	464,221
5.750%, 10/25/2032		247,000	498,751

			4,921,356
Gabon - 0.0%
Republic of Gabon
6.375%, 12/12/2024		$200,000	219,750
Germany - 0.6%
Federal Republic of Germany
0.289%, 12/11/2015	EUR	600,000	816,925
2.000%, 02/26/2016		1,272,000	1,791,666
2.500%, 07/04/2044		719,000	1,034,657
3.500%, 01/04/2016		1,390,000	1,997,684
4.000%, 01/04/2037		624,000	1,119,831

			6,760,763
Greece - 0.1%
Republic of Greece
2.000%, 02/24/2027		655,000	664,090
4.750%, 04/17/2019 (S)		310,000	422,010

			1,086,100
Grenada - 0.0%
Government of Grenada
6.000%, 09/15/2025 (H)		$98,000	30,380
Hungary - 0.0%
Republic of Hungary
5.375%, 03/25/2024		200,000	212,500
5.750%, 11/22/2023		90,000	98,325

			310,825
Iceland - 0.2%
Republic of Iceland
4.875%, 06/16/2016 (S)		700,000	733,954
4.875%, 06/16/2016		125,000	131,063
5.875%, 05/11/2022		442,000	483,612
5.875%, 05/11/2022 (S)		663,000	725,418

			2,074,047
Indonesia - 0.8%
Perusahaan Penerbit SBSN Indonesia
3.300%, 11/21/2022		1,420,000	1,311,725
Republic of Indonesia
3.375%, 04/15/2023		380,000	358,150
3.375%, 04/15/2023 (S)		200,000	188,500
3.750%, 04/25/2022 (S)		1,575,000	1,545,469
4.625%, 04/15/2043		820,000	735,950

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia (continued)
4.875%, 05/05/2021		$1,000,000	$1,062,500
4.875%, 05/05/2021 (S)		220,000	233,750
5.250%, 01/17/2042		300,000	292,875
5.375%, 10/17/2023 (S)		200,000	216,000
6.125%, 05/15/2028	IDR	4,671,000,000	322,069
7.000%, 05/15/2022 to 05/15/2027		3,249,000,000	250,418
7.750%, 01/17/2038		$450,000	574,875
8.250%, 07/15/2021 to 06/15/2032	IDR	3,307,000,000	282,003
8.375%, 03/15/2024		9,621,000,000	841,786
11.625%, 03/04/2019 (S)		$110,000	150,837

			8,366,907
Iraq - 0.0%
Republic of Iraq
5.800%, 01/15/2028		457,000	435,293
Ireland - 0.2%
Republic of Ireland
4.500%, 10/18/2018 to 04/18/2020	EUR	1,011,000	1,596,002
5.400%, 03/13/2025		366,000	617,504
5.500%, 10/18/2017		221,000	349,409

			2,562,915
Israel - 0.2%
Government of Israel
4.250%, 03/31/2023	ILS	1,484,000	480,136
5.500%, 02/28/2017		786,000	257,313
6.000%, 02/28/2019		3,813,000	1,335,738

			2,073,187
Italy - 0.8%
Republic of Italy
3.500%, 11/01/2017	EUR	241,000	352,899
3.750%, 03/01/2021		363,000	540,694
4.250%, 09/01/2019 to 03/01/2020		431,000	661,327
4.500%, 07/15/2015 to 05/01/2023		2,872,000	4,277,469
4.750%, 09/01/2044 (S)		833,000	1,265,814
5.500%, 09/01/2022		852,000	1,401,001
5.750%, 02/01/2033		211,000	365,580

			8,864,784
Ivory Coast - 0.0%
Republic of Ivory Coast
5.750%, 12/31/2032		$285,000	277,875
Jamaica - 0.1%
Government of Jamaica
8.000%, 06/24/2019		220,000	232,100
8.500%, 11/16/2021		71,428	72,857
10.625%, 06/20/2017		205,000	233,700

			538,657
Japan - 1.0%
Government of Japan
0.100%, 09/10/2023 to 03/10/2024	JPY	324,308,200	3,493,035
0.400%, 03/20/2018		157,850,000	1,565,881
1.400%, 03/20/2018 to 03/20/2020		127,350,000	1,326,831
1.700%, 06/20/2032		182,000,000	1,903,364
2.000%, 12/20/2033		9,650,000	104,070
2.200%, 06/22/2020		192,100,000	2,107,920
2.300%, 06/20/2028		47,300,000	547,916

			11,049,017

120

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Latvia - 0.0%
Republic of Latvia
2.875%, 04/30/2024	EUR	135,000	$184,945
Lithuania - 0.1%
Republic of Lithuania
4.850%, 02/07/2018		552,000	840,120
Malaysia - 0.2%
Government of Malaysia
3.418%, 08/15/2022	MYR	293,000	87,505
3.492%, 03/31/2020		2,934,000	893,691
3.889%, 07/31/2020		1,791,000	557,109
4.160%, 07/15/2021		189,000	59,427
4.232%, 06/30/2031		190,000	57,161
4.378%, 11/29/2019		648,000	206,912
4.498%, 04/15/2030		471,000	147,715
4.646%, 07/06/2021		$250,000	272,500

			2,282,020
Mexico - 1.1%
Government of Mexico
2.500%, 12/10/2020	MXN	4,832,169	391,727
4.000%, 06/13/2019		2,772,977	241,914
4.000%, 10/02/2023		$220,000	231,550
4.750%, 03/08/2044		1,370,000	1,397,400
5.500%, 02/17/2020	EUR	100,000	164,355
5.550%, 01/21/2045		$116,000	132,530
5.750%, 10/12/2110		100,000	107,000
6.050%, 01/11/2040		424,000	513,040
6.500%, 06/10/2021 to 06/09/2022	MXN	10,240,000	842,661
7.500%, 06/03/2027		1,178,000	102,938
7.750%, 11/13/2042		48,999,000	4,243,173
8.000%, 06/11/2020		6,500,000	576,819
8.500%, 12/13/2018 to 11/18/2038		21,836,000	2,026,829
9.500%, 12/18/2014		14,930,000	1,197,679
10.000%, 11/20/2036		1,629,000	173,789
United Mexican States
3.625%, 04/09/2029	EUR	100,000	140,064

			12,483,468
Mongolia - 0.1%
Government of Mongolia
4.125%, 01/05/2018 (S)		$200,000	191,000
4.125%, 01/05/2018		200,000	191,000
5.125%, 12/05/2022		200,000	179,500

			561,500
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		600,000	601,350
Namibia - 0.0%
Namibia International Bonds
5.500%, 11/03/2021		200,000	218,000
Netherlands - 0.1%
Kingdom of Netherlands
5.500%, 01/15/2028 (S)	EUR	581,000	1,128,022
Norway - 0.0%
Government of Norway
4.250%, 05/19/2017	NOK	1,304,000	234,308
Pakistan - 0.0%
Islamic Republic of Pakistan
7.250%, 04/15/2019 (S)		$200,000	208,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Peru - 0.1%
Republic of Peru
5.625%, 11/18/2050		$290,000	$329,585
6.550%, 03/14/2037		235,000	298,803

			628,388
Philippines - 0.1%
Republic of Philippines
6.375%, 10/23/2034		440,000	570,350
Poland - 0.1%
Republic of Poland
3.000%, 03/17/2023		260,000	252,980
3.375%, 07/09/2024	EUR	40,000	59,633
3.750%, 01/19/2023		224,000	347,483
5.000%, 03/23/2022		$435,000	487,744

			1,147,840
Qatar - 0.0%
Government of Qatar
5.750%, 01/20/2042 (S)		200,000	232,500
Romania - 0.2%
Government of Romania
4.375%, 08/22/2023		100,000	102,875
4.375%, 08/22/2023 (S)		378,000	388,868
4.625%, 09/18/2020	EUR	410,000	620,817
4.875%, 11/07/2019		294,000	446,954
4.875%, 01/22/2024 (S)		$56,000	59,640
6.500%, 06/18/2018	EUR	55,000	87,156
6.750%, 02/07/2022		$120,000	143,850

			1,850,160
Russia - 0.6%
Government of Russia
4.500%, 04/04/2022		200,000	204,500
5.625%, 04/04/2042 (S)		200,000	207,500
5.625%, 04/04/2042		200,000	207,500
7.500%, 03/15/2018 to 02/27/2019	RUB	20,871,000	583,487
7.500%, 03/31/2030		$4,279,880	4,968,941

			6,171,928
Rwanda - 0.0%
Republic of Rwanda
6.625%, 05/02/2023 (S)		200,000	203,000
Serbia - 0.3%
Republic of Serbia
4.875%, 02/25/2020		600,000	618,870
5.250%, 11/21/2017 (S)		200,000	210,500
5.250%, 11/21/2017		460,000	484,150
5.875%, 12/03/2018 (S)		320,000	344,000
6.750%, 11/01/2024		281,157	285,375
7.250%, 09/28/2021		900,000	1,041,750

			2,984,645
Singapore - 0.0%
Republic of Singapore
3.125%, 09/01/2022	SGD	276,000	237,145
Slovenia - 0.2%
Republic of Slovenia
3.000%, 04/08/2021	EUR	70,000	96,635
4.125%, 02/18/2019 (S)		$400,000	418,500
4.125%, 01/26/2020	EUR	65,000	95,961
4.750%, 05/10/2018		$302,000	324,046
5.250%, 02/18/2024 (S)		200,000	214,000

121

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Slovenia (continued)
Republic of Slovenia (continued)
5.850%, 05/10/2023		$879,000	$982,282

			2,131,424
South Africa - 0.6%
Republic of South Africa
4.665%, 01/17/2024		850,000	879,750
5.500%, 03/09/2020		110,000	121,825
5.875%, 05/30/2022 to 09/16/2025		1,500,000	1,689,375
6.250%, 03/08/2041		100,000	116,875
6.500%, 02/28/2041	ZAR	536,000	37,049
6.750%, 03/31/2021		15,791,000	1,398,109
6.875%, 05/27/2019		$125,000	145,937
7.750%, 02/28/2023	ZAR	14,060,000	1,296,407
8.000%, 12/21/2018		5,854,000	562,575
8.250%, 09/15/2017		2,495,000	241,922
10.500%, 12/21/2026		791,000	87,135
13.500%, 09/15/2015		2,467,000	252,247

			6,829,206
South Korea - 0.2%
Republic of Korea
2.470%, 04/02/2015	KRW	41,040,000	40,163
2.570%, 06/09/2014		1,077,360,000	1,056,026
4.500%, 03/10/2015		1,116,900,000	1,109,888

			2,206,077
Spain - 0.2%
Instituto de Credito Oficial
6.000%, 03/08/2021	EUR	209,000	351,823
Kingdom of Spain
3.800%, 01/31/2017		100,000	146,487
4.250%, 10/31/2016		96,000	141,291
4.400%, 01/31/2015		423,000	591,662
4.500%, 01/31/2018		152,000	231,369
5.500%, 07/30/2017		389,000	602,026
5.750%, 07/30/2032		67,000	117,159

			2,181,817
Sri Lanka - 0.1%
Republic of Sri Lanka
5.875%, 07/25/2022		$300,000	308,250
6.000%, 01/14/2019 (S)		200,000	211,750
6.250%, 07/27/2021		350,000	370,125

			890,125
Sweden - 0.1%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	115,000	16,732
3.500%, 06/01/2022		1,730,000	294,838
3.750%, 08/12/2017		3,590,000	587,098
Svensk Exportkredit AB
5.125%, 03/01/2017		$425,000	473,802

			1,372,470
United Republic of Tanzania - 0.0%
United Republic of Tanzania
6.332%, 03/09/2020 (P)		300,000	321,000
Turkey - 0.9%
Hazine Mustesarligi Varlik Kiralama AS
4.557%, 10/10/2018 (S)		475,000	498,750
Republic of Turkey
3.000%, 02/23/2022	TRY	557,549	284,569
3.250%, 03/23/2023		$300,000	277,050

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Turkey (continued)
Republic of Turkey (continued)
4.875%, 04/16/2043		$800,000	$755,120
5.125%, 03/25/2022		800,000	848,640
5.625%, 03/30/2021		1,400,000	1,529,500
5.750%, 03/22/2024		470,000	513,475
6.000%, 01/14/2041		715,000	766,837
6.250%, 09/26/2022		600,000	680,040
6.750%, 05/30/2040		250,000	293,025
6.875%, 03/17/2036		360,000	427,501
7.000%, 03/11/2019 to 06/05/2020		1,879,000	2,183,000
7.500%, 11/07/2019		200,000	237,500
8.300%, 10/07/2015	TRY	893,000	424,914

			9,719,921
Ukraine - 0.2%
Republic of Ukraine
6.250%, 06/17/2016 (S)		$400,000	376,000
6.580%, 11/21/2016		2,475,000	2,326,500

			2,702,500
United Kingdom - 1.0%
Government of United Kingdom
1.250%, 07/22/2018	GBP	1,366,000	2,256,698
1.750%, 07/22/2019		2,035,000	3,391,587
2.250%, 09/07/2023		182,000	297,237
3.750%, 09/07/2020 to 09/07/2021		400,000	738,490
4.250%, 09/07/2039 to 12/07/2046		1,230,000	2,382,408
4.500%, 12/07/2042		979,000	1,988,480

			11,054,900
Venezuela - 0.4%
Republic of Venezuela
7.650%, 04/21/2025		$800,000	582,000
8.250%, 10/13/2024		700,000	531,125
9.250%, 05/07/2028		635,100	498,554
11.950%, 08/05/2031		2,315,300	2,130,076
12.750%, 08/23/2022		500,000	495,000

			4,236,755
Zambia - 0.0%
Republic of Zambia
5.375%, 09/20/2022		200,000	185,500
8.500%, 04/14/2024 (S)		200,000	215,000

			400,500

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $154,375,600)			$157,824,102

CORPORATE BONDS - 38.1%
Consumer Discretionary - 6.1%
21st Century Fox America, Inc.
5.300%, 12/15/2014		210,000	215,523
6.150%, 02/15/2041		370,000	450,827
6.400%, 12/15/2035		205,000	256,248
8.250%, 08/10/2018		145,000	181,263
24 Hour Holdings III LLC
8.000%, 06/01/2022 (S)		225,000	224,719
99 Cents Only Stores
11.000%, 12/15/2019		300,000	337,500
Affinia Group, Inc.
7.750%, 05/01/2021		75,000	80,063
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		450,000	482,625

122

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Altice SA
7.250%, 05/15/2022 (S)	EUR	100,000	$143,383
7.750%, 05/15/2022 (S)		$650,000	683,312
AMC Networks, Inc.
4.750%, 12/15/2022		225,000	224,438
American Axle & Manufacturing, Inc.
5.125%, 02/15/2019		100,000	105,000
6.250%, 03/15/2021		200,000	213,250
6.625%, 10/15/2022		225,000	244,688
Arcelik AS
5.000%, 04/03/2023		300,000	288,750
Arqiva Broadcast Finance PLC
9.500%, 03/31/2020	GBP	100,000	191,715
AutoZone, Inc.
1.300%, 01/13/2017		$140,000	140,122
5.500%, 11/15/2015		45,000	48,081
5.750%, 01/15/2015		35,000	36,110
BMW UK Capital PLC
5.000%, 10/02/2017	GBP	10,000	18,518
Bormioli Rocco Holdings SA
10.000%, 08/01/2018	EUR	100,000	145,898
Boyd Gaming Corp.
9.000%, 07/01/2020		$75,000	82,875
Brinker International, Inc.
2.600%, 05/15/2018		75,000	75,255
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)		130,000	168,398
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		225,000	198,000
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021 (S)		375,000	390,937
Carnival Corp.
1.200%, 02/05/2016		90,000	90,634
CCO Holdings LLC
5.125%, 02/15/2023		1,015,000	1,022,612
5.250%, 03/15/2021 to 09/30/2022		125,000	127,938
6.625%, 01/31/2022		975,000	1,054,219
Cedar Fair LP
5.250%, 03/15/2021		300,000	307,500
Cequel Communications Escrow I LLC
6.375%, 09/15/2020 (S)		1,000,000	1,060,000
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)		325,000	321,750
Chester Downs & Marina LLC
9.250%, 02/01/2020 (S)		450,000	444,375
Chrysler Group LLC
8.000%, 06/15/2019		350,000	382,375
8.250%, 06/15/2021		875,000	997,500
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018	EUR	90,000	128,204
8.750%, 05/15/2018 (S)		375,000	534,184
Clear Channel Communications, Inc.
9.000%, 12/15/2019		$875,000	931,875
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		675,000	722,250
7.625%, 03/15/2020		150,000	161,250
Cogeco Cable, Inc.
4.875%, 05/01/2020 (S)		400,000	407,000
Comcast Corp.
3.125%, 07/15/2022		165,000	167,745
6.400%, 03/01/2040		30,000	38,342

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Comcast Corp. (continued)
6.950%, 08/15/2037		$670,000	$898,403
COX Communications, Inc.
3.250%, 12/15/2022 (S)		245,000	240,635
5.450%, 12/15/2014		46,000	47,196
8.375%, 03/01/2039 (S)		175,000	245,770
CSC Holdings LLC
6.750%, 11/15/2021		200,000	223,000
Daimler Finance North America LLC
1.085%, 08/01/2018 (P) (S)		170,000	171,816
1.125%, 03/10/2017 (S)		355,000	355,378
Daimler International Finance BV
3.500%, 06/06/2019	GBP	10,000	17,615
Dana Holding Corp.
5.375%, 09/15/2021		$400,000	415,000
DBP Holding Corp.
7.750%, 10/15/2020 (S)		325,000	276,250
Delphi Corp.
4.150%, 03/15/2024		505,000	525,851
5.000%, 02/15/2023		50,000	53,438
Dex Media, Inc., PIK
14.000%, 01/29/2017		397,181	266,111
DIRECTV Holdings LLC
1.750%, 01/15/2018		145,000	145,207
2.400%, 03/15/2017		415,000	428,624
3.800%, 03/15/2022		84,000	86,665
5.200%, 03/15/2020		85,000	96,353
DISH DBS Corp.
4.250%, 04/01/2018		200,000	209,000
5.125%, 05/01/2020		350,000	367,500
5.875%, 07/15/2022		450,000	482,625
6.750%, 06/01/2021		125,000	141,406
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		200,000	215,500
DreamWorks Animation SKG, Inc.
6.875%, 08/15/2020 (S)		300,000	324,000
Ferrellgas LP
6.750%, 01/15/2022 (S)		200,000	208,500
Ford Credit Canada, Ltd.
3.700%, 08/02/2018	CAD	50,000	48,233
Ford Motor Company
4.750%, 01/15/2043		$245,000	248,294
Ford Motor Credit Company LLC
2.750%, 05/15/2015		270,000	275,398
3.000%, 06/12/2017		250,000	260,921
3.875%, 01/15/2015		230,000	234,656
5.750%, 02/01/2021		1,410,000	1,632,876
Gajah Tunggal Tbk PT
7.750%, 02/06/2018		250,000	263,125
Gannett Company, Inc.
5.125%, 10/15/2019 (S)		200,000	208,500
6.375%, 10/15/2023 (S)		150,000	160,125
General Motors Company
3.500%, 10/02/2018 (S)		225,000	230,625
6.250%, 10/02/2043 (S)		350,000	397,687
Gestamp Funding Luxembourg SA
5.625%, 05/31/2020 (S)		325,000	337,594
GKN Holdings PLC
6.750%, 10/28/2019	GBP	13,000	25,502
GLP Capital LP
4.375%, 11/01/2018 (S)		$325,000	337,188

123

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Graton Economic Development Authority
9.625%, 09/01/2019 (S)		$550,000	$625,625
Great Canadian Gaming Corp.
6.625%, 07/25/2022 (S)	CAD	200,000	195,979
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)		$125,000	125,625
Grupo Televisa SAB
7.250%, 05/14/2043	MXN	2,000,000	132,688
GTECH SpA
5.375%, 12/05/2016	EUR	50,000	75,404
Harley-Davidson Financial Services, Inc.
1.150%, 09/15/2015 (S)		$235,000	236,393
Historic TW, Inc.
6.875%, 06/15/2018		130,000	154,930
Hyatt Hotels Corp.
3.875%, 08/15/2016		300,000	316,802
Hyundai Capital America
1.450%, 02/06/2017 (S)		85,000	85,367
1.625%, 10/02/2015 (S)		150,000	151,602
1.875%, 08/09/2016 (S)		205,000	208,305
2.550%, 02/06/2019 (S)		500,000	506,415
2.875%, 08/09/2018 (S)		225,000	232,590
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (S)		200,000	211,117
4.375%, 07/27/2016 (S)		255,000	272,141
Icahn Enterprises LP
6.000%, 08/01/2020		725,000	779,375
Igloo Holdings Corp., PIK
8.250%, 12/15/2017 (S)		200,000	205,000
InterContinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	92,170
Intralot Finance Luxembourg SA
9.750%, 08/15/2018 (S)	EUR	125,000	194,249
Jaguar Holding Company I, PIK
9.375%, 10/15/2017 (S)		$125,000	130,000
Jaguar Land Rover Automotive PLC
5.625%, 02/01/2023 (S)		750,000	787,500
KB Home
7.000%, 12/15/2021		400,000	432,000
Kingfisher PLC
5.625%, 12/15/2014	GBP	20,000	34,292
Lamar Media Corp.
5.875%, 02/01/2022		$225,000	241,313
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		825,000	866,250
Levi Strauss & Company
6.875%, 05/01/2022		275,000	304,563
Magnolia BC SA
9.000%, 08/01/2020 (S)	EUR	175,000	249,310
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		$550,000	581,625
MGM Resorts International
6.625%, 12/15/2021		125,000	139,063
6.750%, 10/01/2020		625,000	692,969
Mohawk Industries, Inc.
3.850%, 02/01/2023		450,000	451,125
MU Finance PLC
8.375%, 02/01/2017 (S)		205,481	214,728
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		200,000	215,000
National CineMedia LLC
6.000%, 04/15/2022		625,000	653,125

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
NBCUniversal Enterprise, Inc.
0.912%, 04/15/2018 (P) (S)		$115,000	$116,209
1.974%, 04/15/2019 (S)		185,000	184,190
NBCUniversal Media LLC
2.875%, 01/15/2023		225,000	223,327
5.150%, 04/30/2020		190,000	218,393
Netflix, Inc.
5.375%, 02/01/2021		600,000	625,500
5.750%, 03/01/2024 (S)		600,000	630,000
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		800,000	858,000
Newell Rubbermaid, Inc.
2.000%, 06/15/2015		40,000	40,577
2.050%, 12/01/2017		170,000	172,091
Next PLC
5.875%, 10/12/2016	GBP	50,000	92,043
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)		$230,000	233,101
Numericable Group SA
4.875%, 05/15/2019 (S)		450,000	459,000
6.250%, 05/15/2024 (S)		500,000	523,125
NVR, Inc.
3.950%, 09/15/2022		220,000	222,366
O’Reilly Automotive, Inc.
3.800%, 09/01/2022		25,000	25,654
3.850%, 06/15/2023		85,000	87,149
4.875%, 01/14/2021		435,000	477,342
Omnicom Group, Inc.
5.900%, 04/15/2016		260,000	283,646
Outerwall, Inc.
6.000%, 03/15/2019		550,000	571,312
PC Nextco Holdings LLC, PIK
8.750%, 08/15/2019 (S)		375,000	386,250
Penske Automotive Group, Inc.
5.750%, 10/01/2022		275,000	287,719
PF Chang’s China Bistro, Inc.
10.250%, 06/30/2020 (S)		375,000	385,313
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021		400,000	432,500
Pittsburgh Glass Works LLC
8.000%, 11/15/2018 (S)		175,000	191,188
Playa Resorts Holding BV
8.000%, 08/15/2020 (S)		300,000	322,500
PNK Finance Corp.
6.375%, 08/01/2021 (S)		350,000	368,375
Polish Television Holding BV, PIK
11.000%, 01/15/2021 (S)	EUR	225,000	366,517
PortAventura Entertainment Barcelona BV
7.250%, 12/01/2020 (S)		100,000	143,131
Quiksilver, Inc.
7.875%, 08/01/2018 (S)		$225,000	244,125
10.000%, 08/01/2020		325,000	368,875
QVC, Inc.
3.125%, 04/01/2019 (S)		400,000	405,113
4.375%, 03/15/2023		545,000	548,995
Regal Entertainment Group
5.750%, 03/15/2022		350,000	361,375
RSI Home Products, Inc.
6.875%, 03/01/2018 (S)		200,000	214,750
Schaeffler Finance BV
4.750%, 05/15/2021 (S)		400,000	409,000
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)		275,000	290,469

124

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Sears Holdings Corp.
6.625%, 10/15/2018		$225,000	$206,438
SES Global Americas Holdings GP
2.500%, 03/25/2019 (S)		110,000	110,800
SES SA
3.600%, 04/04/2023 (S)		240,000	241,284
Sinclair Television Group, Inc.
6.125%, 10/01/2022		375,000	385,313
Sirius XM Radio, Inc.
4.250%, 05/15/2020 (S)		225,000	221,625
5.250%, 08/15/2022 (S)		660,000	712,800
5.750%, 08/01/2021 (S)		800,000	842,000
Sisal Group SpA
7.250%, 09/30/2017 (S)	EUR	100,000	141,427
SIWF Merger Sub, Inc.
6.250%, 06/01/2021 (S)		$150,000	151,500
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)		400,000	408,000
Sonic Automotive, Inc.
5.000%, 05/15/2023		175,000	172,813
7.000%, 07/15/2022		225,000	248,063
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	118,000
Starz LLC
5.000%, 09/15/2019		275,000	286,000
Station Casinos LLC
7.500%, 03/01/2021		400,000	434,000
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		250,000	276,875
TCM Sub LLC
3.550%, 01/15/2015 (S)		200,000	203,566
Tempur Sealy International, Inc.
6.875%, 12/15/2020		200,000	219,000
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021		175,000	190,750
8.750%, 08/15/2020		125,000	148,125
The Interpublic Group of Companies, Inc.
2.250%, 11/15/2017		260,000	263,407
3.750%, 02/15/2023		200,000	200,387
4.000%, 03/15/2022		370,000	379,362
The William Carter Company
5.250%, 08/15/2021 (S)		550,000	573,375
Thomson Reuters Corp.
0.875%, 05/23/2016		345,000	345,342
1.300%, 02/23/2017		120,000	120,365
Time Warner Cable, Inc.
6.550%, 05/01/2037		490,000	608,815
8.250%, 04/01/2019		1,015,000	1,291,990
8.750%, 02/14/2019		210,000	270,706
Time Warner, Inc.
7.700%, 05/01/2032		10,000	13,930
Time, Inc.
5.750%, 04/15/2022 (S)		300,000	300,000
Toll Brothers Finance Corp.
4.375%, 04/15/2023		215,000	209,625
Townsquare Radio LLC
9.000%, 04/01/2019 (S)		200,000	221,500
Travelport LLC, PIK
13.875%, 03/01/2016 (S)		256,042	263,723
Tupperware Brands Corp.
4.750%, 06/01/2021		160,000	170,803
TVN Finance Corp. III AB
7.375%, 12/15/2020 (S)	EUR	150,000	228,514

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Unitymedia KabelBW GmbH
9.500%, 03/15/2021 (S)	EUR	675,000	$1,058,145
Univision Communications, Inc.
5.125%, 05/15/2023 (S)		$975,000	1,001,812
6.750%, 09/15/2022 (S)		565,000	618,675
8.500%, 05/15/2021 (S)		675,000	740,812
Viacom, Inc.
2.500%, 09/01/2018		40,000	40,975
Videotron, Ltd.
6.375%, 12/15/2015		50,000	50,094
6.875%, 07/15/2021 (S)	CAD	475,000	482,973
Virgin Media Finance PLC
7.000%, 04/15/2023 (S)	GBP	100,000	179,772
Volkswagen Group of America
Finance LLC
1.250%, 05/23/2017 (S)		$400,000	400,282
Vougeot Bidco PLC
7.875%, 07/15/2020 (S)	GBP	100,000	182,077
VTR Finance BV
6.875%, 01/15/2024 (S)		$825,000	873,673
Whirlpool Corp.
1.350%, 03/01/2017		60,000	60,119
4.700%, 06/01/2022		250,000	271,970
William Lyon Homes, Inc.
8.500%, 11/15/2020		450,000	502,875
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)		158,000	163,530
Wolverine World Wide, Inc.
6.125%, 10/15/2020		125,000	135,000
WPP Finance 2010
3.625%, 09/07/2022		275,000	276,980
4.750%, 11/21/2021		320,000	351,511
WPP Finance UK
8.000%, 09/15/2014		65,000	66,345
WPP PLC
6.000%, 04/04/2017	GBP	50,000	92,994

			66,924,515
Consumer Staples - 1.9%
Agrokor DD
8.875%, 02/01/2020		$200,000	224,600
Altria Group, Inc.
4.750%, 05/05/2021		800,000	887,195
9.250%, 08/06/2019		175,000	233,992
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	25,000	47,773
Aramark Services, Inc.
5.750%, 03/15/2020		$200,000	212,750
Avangardco Investments Public, Ltd.
10.000%, 10/29/2015		100,000	93,520
Avon Products, Inc.
2.375%, 03/15/2016		80,000	81,219
4.600%, 03/15/2020		395,000	408,362
5.000%, 03/15/2023		515,000	519,215
BAT International Finance PLC
6.375%, 12/12/2019	GBP	30,000	59,565
Beverage Packaging Holdings
Luxembourg II SA
5.625%, 12/15/2016 (S)		$250,000	254,063
BI-LO LLC, PIK
8.625%, 09/15/2018 (S)		275,000	280,500
Brakes Capital
7.125%, 12/15/2018 (S)	GBP	175,000	297,368

125

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Bunge NA Finance LP
5.900%, 04/01/2017		$130,000	$145,049
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017		500,000	522,729
4.100%, 03/15/2016		145,000	152,715
Carlsberg Breweries A/S
7.250%, 11/28/2016	GBP	50,000	94,641
Casino Guichard Perrachon SA
3.994%, 03/09/2020	EUR	100,000	153,601
Ceridian Corp.
8.875%, 07/15/2019 (S)		$200,000	225,500
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		360,000	363,948
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		135,000	149,243
ConAgra Foods, Inc.
3.200%, 01/25/2023		325,000	317,223
4.950%, 08/15/2020		160,000	178,391
Constellation Brands, Inc.
6.000%, 05/01/2022		425,000	478,125
Controladora Mabe SA de CV
7.875%, 10/28/2019 (S)		350,000	399,000
7.875%, 10/28/2019		100,000	114,000
CVS Caremark Corp.
1.200%, 12/05/2016		100,000	100,780
Darling International, Inc.
5.375%, 01/15/2022 (S)		200,000	208,000
Delhaize Group SA
3.125%, 02/27/2020	EUR	100,000	146,475
6.500%, 06/15/2017		$135,000	152,880
Elior Finance & Company SCA
6.500%, 05/01/2020 (S)	EUR	100,000	149,606
ESAL GmbH
6.250%, 02/05/2023 (S)		$555,000	551,531
Harbinger Group, Inc.
7.750%, 01/15/2022		225,000	227,531
7.875%, 07/15/2019		475,000	518,937
Heineken NV
1.400%, 10/01/2017 (S)		135,000	134,931
7.250%, 03/10/2015	GBP	40,000	70,085
Imperial Tobacco Finance PLC
2.050%, 02/11/2018 (S)		$315,000	318,031
3.500%, 02/11/2023 (S)		570,000	561,859
6.250%, 12/04/2018	GBP	40,000	77,172
JBS Investments GmbH
7.750%, 10/28/2020 (S)		$200,000	214,690
Kraft Foods Group, Inc.
1.625%, 06/04/2015		195,000	197,177
5.000%, 06/04/2042		65,000	69,133
Marfrig Holding Europe BV
11.250%, 09/20/2021 (S)		400,000	461,000
11.250%, 09/20/2021		400,000	461,000
MHP SA
8.250%, 04/02/2020 (S)		460,000	400,292
Minerva Luxembourg SA
7.750%, 01/31/2023		200,000	211,000
12.250%, 02/10/2022 (S)		200,000	226,750
Mondelez International, Inc.
7.250%, 07/18/2018	GBP	50,000	100,127
Mriya Agro Holding PLC
9.450%, 04/19/2018 (S)		$300,000	225,060
9.450%, 04/19/2018		200,000	150,040

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Philip Morris International, Inc.
4.375%, 11/15/2041		$145,000	$145,248
Post Holdings, Inc.
6.000%, 12/15/2022 (S)		175,000	176,531
6.750%, 12/01/2021 (S)		50,000	53,000
7.375%, 02/15/2022 (S)		150,000	162,750
7.375%, 02/15/2022		100,000	108,500
Premier Foods Finance PLC
6.500%, 03/15/2021 (S)	GBP	100,000	173,084
Premier Foods PLC
6.500%, 03/15/2021		100,000	173,084
R&R Ice Cream PLC, PIK
9.250%, 05/15/2018 (S)	EUR	250,000	347,603
Red de Carreteras de Occidente SAPIB
de CV
9.000%, 06/10/2028 (S)	MXN	2,000,000	146,293
Reynolds American, Inc.
1.050%, 10/30/2015		$50,000	50,046
3.250%, 11/01/2022		450,000	434,737
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		125,000	130,000
7.125%, 04/15/2019		100,000	105,000
9.000%, 04/15/2019		975,000	1,033,500
9.875%, 08/15/2019		250,000	275,313
Rite Aid Corp.
6.750%, 06/15/2021		500,000	541,250
7.700%, 02/15/2027		425,000	472,813
9.250%, 03/15/2020		725,000	826,500
SABMiller Holdings, Inc.
0.915%, 08/01/2018 (P) (S)		200,000	201,157
1.850%, 01/15/2015 (S)		200,000	201,746
Safeway, Ltd.
6.125%, 12/17/2018	GBP	12,000	22,464
Spectrum Brands, Inc.
6.375%, 11/15/2020		$125,000	135,469
6.625%, 11/15/2022		125,000	136,875
Tesco PLC
6.125%, 02/24/2022	GBP	50,000	97,100
The Kroger Company
1.200%, 10/17/2016		$75,000	75,237
3.300%, 01/15/2021		220,000	225,093
The Pantry, Inc.
8.375%, 08/01/2020		225,000	242,719
Tyson Foods, Inc.
4.500%, 06/15/2022		410,000	430,788
UKRLANDFARMING PLC
10.875%, 03/26/2018		200,000	171,000
WM Morrison Supermarkets PLC
2.250%, 06/19/2020	EUR	100,000	136,388
Wm Wrigley Jr. Company
1.400%, 10/21/2016 (S)		$45,000	45,407
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)		220,000	222,912
2.400%, 10/21/2018 (S)		140,000	142,765
Yasar Holdings SA
9.625%, 10/07/2015		400,000	417,080

			21,087,826
Energy - 6.2%
Adaro Indonesia PT
7.625%, 10/22/2019		250,000	264,000
7.625%, 10/22/2019 (S)		200,000	211,200
Alpha Natural Resources, Inc.
7.500%, 08/01/2020 (S)		325,000	310,375

126

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Anadarko Petroleum Corp.
5.750%, 06/15/2014		$200,000	$200,323
5.950%, 09/15/2016		185,000	205,798
6.375%, 09/15/2017		380,000	438,734
Antero Resources Corp.
5.125%, 12/01/2022 (S)		125,000	128,438
Antero Resources Finance Corp.
5.375%, 11/01/2021		425,000	442,531
6.000%, 12/01/2020		900,000	961,875
Athlon Holdings LP
6.000%, 05/01/2022 (S)		300,000	306,750
7.375%, 04/15/2021 (S)		625,000	678,125
Atwood Oceanics, Inc.
6.500%, 02/01/2020		200,000	212,000
Baytex Energy Corp.
5.125%, 06/01/2021 (S)		100,000	99,347
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	317,991
Bill Barrett Corp.
7.000%, 10/15/2022		675,000	712,125
7.625%, 10/01/2019		900,000	972,000
Boardwalk Pipelines LP
5.750%, 09/15/2019		105,000	115,927
Cameron International Corp.
1.150%, 12/15/2016		35,000	35,066
Canadian Natural Resources, Ltd.
1.450%, 11/14/2014		135,000	135,573
3.050%, 06/19/2019	CAD	50,000	47,270
5.700%, 05/15/2017		$200,000	225,451
CGG SA
6.875%, 01/15/2022 (S)		475,000	461,937
Chesapeake Energy Corp.
3.250%, 03/15/2016		175,000	176,312
5.375%, 06/15/2021		200,000	213,000
5.750%, 03/15/2023		925,000	1,031,375
Cimarex Energy Company
4.375%, 06/01/2024		250,000	254,375
CNOOC Curtis Funding No. 1 Pty, Ltd.
2.750%, 10/03/2020	EUR	100,000	142,108
4.500%, 10/03/2023 (S)		$200,000	211,012
CNOOC Finance 2013, Ltd.
1.125%, 05/09/2016		200,000	200,881
1.750%, 05/09/2018		200,000	197,008
CNOOC Nexen Finance 2014 ULC
1.625%, 04/30/2017		200,000	201,529
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	155,621
Concho Resources, Inc.
5.500%, 04/01/2023		1,075,000	1,150,250
7.000%, 01/15/2021		425,000	470,687
CONSOL Energy, Inc.
5.875%, 04/15/2022 (S)		400,000	415,000
Continental Resources, Inc.
5.000%, 09/15/2022		350,000	379,312
Cosan Luxembourg SA
5.000%, 03/14/2023 (S)		200,000	191,300
DCP Midstream LLC
5.375%, 10/15/2015 (S)		150,000	157,410
DCP Midstream Operating LP
2.500%, 12/01/2017		350,000	359,985
2.700%, 04/01/2019		50,000	50,635
3.250%, 10/01/2015		485,000	499,687
3.875%, 03/15/2023		210,000	212,517

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream Operating LP (continued)
5.600%, 04/01/2044		$30,000	$33,099
Delek & Avner Tamar Bond, Ltd.
2.803%, 12/30/2016 (S)		70,000	70,349
5.082%, 12/30/2023 (S)		465,000	474,425
5.412%, 12/30/2025 (S)		60,000	61,791
Denbury Resources, Inc.
5.500%, 05/01/2022		400,000	412,000
Ecopetrol SA
4.250%, 09/18/2018		265,000	283,550
5.875%, 05/28/2045		90,000	92,700
El Paso Corp.
6.500%, 09/15/2020		75,000	83,040
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	30,254
Enbridge Energy Partners LP
5.500%, 09/15/2040		110,000	118,762
5.875%, 12/15/2016		175,000	194,569
Enbridge, Inc.
0.677%, 06/02/2017 (P)		220,000	220,000
4.260%, 02/01/2021	CAD	55,000	54,922
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020 (H)		$975,000	1,034,719
Energy Transfer Partners LP
3.600%, 02/01/2023		615,000	607,172
5.200%, 02/01/2022		550,000	610,050
5.950%, 02/01/2015		215,000	222,523
6.700%, 07/01/2018		85,000	99,797
Eni Finance International SA
5.000%, 01/27/2019	GBP	12,000	22,105
EnLink Midstream Partners LP
2.700%, 04/01/2019		$35,000	35,501
4.400%, 04/01/2024		160,000	167,861
Ensco PLC
3.250%, 03/15/2016		345,000	359,635
Enterprise Products Operating LLC
1.250%, 08/13/2015		180,000	181,464
5.600%, 10/15/2014		90,000	91,698
5.950%, 02/01/2041		445,000	532,529
7.550%, 04/15/2038		210,000	293,237
EQT Corp.
4.875%, 11/15/2021		450,000	486,776
Exterran Partners LP
6.000%, 04/01/2021		75,000	76,125
6.000%, 10/01/2022 (S)		300,000	303,000
Foresight Energy LLC
7.875%, 08/15/2021 (S)		400,000	425,000
FTS International, Inc.
6.250%, 05/01/2022 (S)		200,000	204,000
Gazprom OAO
9.250%, 04/23/2019 (S)		200,000	241,500
KazMunayGas National Company
9.125%, 07/02/2018		1,200,000	1,457,928
Kinder Morgan Energy Partners LP
3.500%, 03/01/2016		95,000	99,133
5.125%, 11/15/2014		90,000	91,822
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)		200,000	219,183
Laredo Petroleum, Inc.
5.625%, 01/15/2022		175,000	179,375
7.375%, 05/01/2022		425,000	470,687

127

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Lukoil International Finance BV
7.250%, 11/05/2019 (S)		$200,000	$225,250
Magellan Midstream Partners LP
4.250%, 02/01/2021		30,000	32,676
6.450%, 06/01/2014		145,000	145,000
Marathon Oil Corp.
0.900%, 11/01/2015		275,000	276,371
MarkWest Energy Partners LP
4.500%, 07/15/2023		1,025,000	1,007,062
McDermott International, Inc.
8.000%, 05/01/2021 (S)		175,000	177,625
Murphy Oil Corp.
2.500%, 12/01/2017		350,000	358,905
4.000%, 06/01/2022		420,000	426,357
Murray Energy Corp.
8.625%, 06/15/2021 (S)		425,000	463,250
Nabors Industries, Inc.
2.350%, 09/15/2016 (S)		145,000	148,395
4.625%, 09/15/2021		305,000	328,430
Newfield Exploration Company
5.750%, 01/30/2022		350,000	379,750
Niska Gas Storage Canada ULC / Niska
Gas Storage Canada Finance Corp.
6.500%, 04/01/2019 (S)		525,000	507,937
Noble Energy, Inc.
4.150%, 12/15/2021		450,000	483,918
6.000%, 03/01/2041		285,000	344,305
Noble Holding International, Ltd.
2.500%, 03/15/2017		35,000	35,828
3.450%, 08/01/2015		85,000	87,647
NuStar Logistics LP
4.800%, 09/01/2020		40,000	40,500
6.750%, 02/01/2021		275,000	302,500
ONEOK Partners LP
3.200%, 09/15/2018		40,000	41,927
3.250%, 02/01/2016		260,000	270,672
Origin Energy Finance, Ltd.
2.875%, 10/11/2019	EUR	100,000	143,840
3.500%, 10/09/2018 (S)		$770,000	797,688
Parker Drilling Company
6.750%, 07/15/2022 (S)		400,000	414,000
Parsley Energy LLC
7.500%, 02/15/2022 (S)		450,000	475,875
PBF Holding Company LLC
8.250%, 02/15/2020		175,000	191,625
PDC Energy, Inc.
7.750%, 10/15/2022		925,000	1,022,125
Peabody Energy Corp.
6.000%, 11/15/2018		100,000	104,250
Pemex Project Funding Master Trust
5.500%, 02/24/2025	EUR	369,000	607,375
Penn Virginia Corp.
8.500%, 05/01/2020		$450,000	500,062
Penn Virginia Resource Partners LP
8.375%, 06/01/2020		236,000	267,270
Pertamina Persero PT
5.625%, 05/20/2043		650,000	602,875
6.000%, 05/03/2042 (S)		257,000	246,720
6.450%, 05/30/2044 (S)		200,000	203,500
Perusahaan Listrik Negara PT
5.250%, 10/24/2042 (S)		200,000	176,000
Petrobras Global Finance BV
2.000%, 05/20/2016		165,000	165,413

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV (continued)
3.000%, 01/15/2019		$128,000	$125,184
3.250%, 03/17/2017		225,000	229,342
3.750%, 01/14/2021	EUR	100,000	141,904
4.250%, 10/02/2023		100,000	143,473
4.375%, 05/20/2023		$470,000	448,550
4.875%, 03/17/2020		515,000	526,846
5.625%, 05/20/2043		113,000	101,328
6.250%, 03/17/2024		160,000	169,927
Petrobras International Finance Company
4.875%, 03/07/2018	EUR	100,000	148,735
5.750%, 01/20/2020		$215,000	228,975
5.875%, 03/01/2018		205,000	223,450
6.875%, 01/20/2040		200,000	210,000
7.875%, 03/15/2019		115,000	134,406
Petrohawk Energy Corp.
7.250%, 08/15/2018		510,000	535,500
Petroleos de Venezuela SA
5.000%, 10/28/2015		1,268,989	1,172,229
5.125%, 10/28/2016		1,518,734	1,299,277
5.250%, 04/12/2017		737,300	612,696
5.375%, 04/12/2027		215,000	124,163
8.500%, 11/02/2017		4,701,200	4,325,104
9.750%, 05/17/2035		190,000	144,400
Petroleos Mexicanos
3.125%, 01/23/2019 (S)		65,000	66,950
3.125%, 11/27/2020	EUR	100,000	143,878
3.500%, 07/18/2018 to 01/30/2023		$1,007,000	1,004,057
4.875%, 01/24/2022		795,000	854,625
5.500%, 01/21/2021 to 06/27/2044		1,730,000	1,806,056
6.375%, 01/23/2045 (S)		235,000	270,544
6.500%, 06/02/2041		1,250,000	1,461,250
6.625%, 06/15/2035		85,000	99,450
7.190%, 09/12/2024	MXN	1,000,000	78,002
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		$200,000	252,250
Phillips 66
1.950%, 03/05/2015		185,000	187,161
4.300%, 04/01/2022		365,000	396,185
Pioneer Natural Resources Company
5.875%, 07/15/2016		325,000	356,657
Plains All American Pipeline LP
3.950%, 09/15/2015		425,000	443,164
5.750%, 01/15/2020		210,000	245,309
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	130,000
Precision Drilling Corp.
6.500%, 12/15/2021		75,000	81,188
6.625%, 11/15/2020		425,000	454,750
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023		360,000	378,000
Regency Energy Partners LP
5.875%, 03/01/2022		275,000	292,187
Reliance Holdings USA, Inc.
5.400%, 02/14/2022 (S)		250,000	269,821
Repsol International Finance BV
4.750%, 02/16/2017	EUR	55,000	82,408
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)		$125,000	124,688
6.850%, 07/15/2018 (S)		25,000	26,438

128

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Rosetta Resources, Inc.
5.875%, 06/01/2024		$500,000	$508,750
Rosneft Finance SA
7.250%, 02/02/2020		180,000	202,050
7.250%, 02/02/2020 (S)		100,000	112,250
Rowan Companies, Inc.
4.750%, 01/15/2024		80,000	83,926
4.875%, 06/01/2022		170,000	182,009
5.000%, 09/01/2017		195,000	212,205
7.875%, 08/01/2019		230,000	282,722
Sabine Pass LNG LP
6.500%, 11/01/2020		375,000	400,312
Samson Investment Company
10.750%, 02/15/2020 (S)		200,000	209,000
SESI LLC
6.375%, 05/01/2019		100,000	106,625
7.125%, 12/15/2021		125,000	141,250
Seven Generations Energy, Ltd.
8.250%, 05/15/2020 (S)		225,000	246,375
Sibur Securities, Ltd.
3.914%, 01/31/2018 (S)		290,000	272,600
SM Energy Company
5.000%, 01/15/2024 (S)		450,000	443,250
6.500%, 11/15/2021 to 01/01/2023		500,000	541,937
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	100,738
Spectra Energy Capital LLC
3.300%, 03/15/2023		355,000	339,451
Spectra Energy Partners LP
2.950%, 09/25/2018		75,000	77,876
Suncor Energy, Inc.
5.390%, 03/26/2037 (S)	CAD	45,000	47,551
Swift Energy Company
8.875%, 01/15/2020		$100,000	106,250
Talisman Energy, Inc.
3.750%, 02/01/2021		70,000	71,980
5.125%, 05/15/2015		175,000	182,417
Targa Resources Partners LP
4.250%, 11/15/2023		925,000	874,125
5.250%, 05/01/2023		50,000	51,125
Tennessee Gas Pipeline Company
8.000%, 02/01/2016		225,000	251,455
Tesoro Corp.
5.125%, 04/01/2024		450,000	453,375
Total Capital SA
3.875%, 12/14/2018	GBP	10,000	18,126
TransCanada PipeLines, Ltd.
0.914%, 06/30/2016 (P)		$265,000	267,193
Transocean, Inc.
2.500%, 10/15/2017		225,000	230,074
4.950%, 11/15/2015		130,000	137,525
5.050%, 12/15/2016		80,000	87,184
Western Gas Partners LP
4.000%, 07/01/2022		530,000	546,366
Western Refining, Inc.
6.250%, 04/01/2021		350,000	364,000
Westmoreland Coal Company
10.750%, 02/01/2018 (S)		200,000	217,000
Williams Companies, Inc.
3.700%, 01/15/2023		375,000	354,704
Williams Partners LP
3.350%, 08/15/2022		215,000	212,965
3.800%, 02/15/2015		370,000	378,039

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP (continued)
4.125%, 11/15/2020		$135,000	$144,095
6.300%, 04/15/2040		400,000	476,016
WPX Energy, Inc.
6.000%, 01/15/2022		725,000	759,437
YPF SA
8.750%, 04/04/2024 (S)		220,000	228,536

			68,271,415
Financials - 9.1%
A-S Co-Issuer Subsidiary, Inc.
7.875%, 12/15/2020 (S)		150,000	158,625
Abbey National Treasury Services PLC
1.375%, 03/13/2017		230,000	231,247
2.625%, 07/16/2020	EUR	100,000	143,987
ABN AMRO Bank NV
6.250%, 04/27/2022		$410,000	464,210
6.375%, 04/27/2021	EUR	100,000	165,151
ACE INA Holdings, Inc.
5.600%, 05/15/2015		$225,000	235,825
5.875%, 06/15/2014		150,000	150,254
Aflac, Inc.
3.625%, 06/15/2023		665,000	680,540
Ahold Finance USA, Inc.
6.500%, 03/14/2017	GBP	35,000	65,818
AIA Group, Ltd.
2.250%, 03/11/2019 (S)		$200,000	200,187
AIB Mortgage Bank
4.875%, 06/29/2017	EUR	262,000	398,908
Akbank TAS
3.875%, 10/24/2017 (S)		$156,000	158,496
7.500%, 02/05/2018 (S)	TRY	300,000	130,948
Alexandria Real Estate Equities, Inc.
3.900%, 06/15/2023		$115,000	114,598
Allianz Finance II BV (5.750% to
07/08/2021, then 3 month
EURIBOR + 3.349%)
07/08/2041	EUR	100,000	159,732
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month
EURIBOR + 2.770%)
01/13/2025		30,000	42,224
American Campus Communities
Operating Partnership LP
3.750%, 04/15/2023		$180,000	177,148
American Capital, Ltd.
6.500%, 09/15/2018 (S)		375,000	401,250
American Express Company
0.818%, 05/22/2018 (P)		320,000	322,479
American International Group, Inc.
4.125%, 02/15/2024		375,000	394,015
6.400%, 12/15/2020		60,000	72,694
Ameriprise Financial, Inc.
7.300%, 06/28/2019		315,000	390,784
ANZ National International, Ltd.
1.850%, 10/15/2015 (S)		325,000	330,473
Arqiva Broadcast Finance PLC
9.500%, 03/31/2020 (S)	GBP	475,000	910,647
Assicurazioni Generali SpA
5.125%, 09/16/2024	EUR	50,000	81,180
Aviv Healthcare Properties LP
7.750%, 02/15/2019		$150,000	160,125
Aviva PLC
9.500%, 06/20/2016	GBP	15,000	29,036

129

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	$79,659
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		50,000	76,609
AXIS Specialty Finance PLC
2.650%, 04/01/2019		$135,000	136,717
Banca Monte dei Paschi di Siena SpA
3.500%, 03/20/2017	EUR	200,000	286,616
Banco Bilbao Vizcaya Argentaria SA
4.250%, 01/18/2017		100,000	148,195
Banco do Estado do Rio Grande do Sul
7.375%, 02/02/2022 (S)		$500,000	528,125
Banco Santander Chile
3.875%, 09/20/2022 (S)		150,000	149,170
Banco Santander SA
4.000%, 04/07/2020	EUR	300,000	468,794
Bank of America Corp.
1.054%, 03/22/2016 (P)		$95,000	95,648
1.250%, 01/11/2016		210,000	211,622
1.500%, 10/09/2015		435,000	439,515
2.000%, 01/11/2018		260,000	261,724
3.300%, 01/11/2023		365,000	358,990
3.875%, 03/22/2017		65,000	69,539
4.750%, 04/03/2017	EUR	100,000	150,854
5.150%, 05/30/2017	CAD	100,000	99,374
5.500%, 12/04/2019	GBP	40,000	75,893
5.625%, 07/01/2020		$725,000	835,658
5.650%, 05/01/2018		1,030,000	1,171,105
6.110%, 01/29/2037		615,000	709,247
7.750%, 05/14/2038		165,000	226,366
Bank of Ceylon
5.325%, 04/16/2018		300,000	302,625
Bank of Georgia
7.750%, 07/05/2017 (S)		200,000	212,957
Bank of Montreal
6.170%, 03/28/2023 (P)	CAD	40,000	42,299
Bank of Nova Scotia
2.740%, 12/01/2016		30,000	28,340
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.550%, 09/09/2016 (S)		$270,000	273,350
Banque du Liban
10.000%, 04/25/2015		100,000	105,500
Banque Federative du Credit Mutuel SA
1.700%, 01/20/2017 (S)		235,000	237,020
2.500%, 10/29/2018 (S)		225,000	228,300
Barclays Bank PLC
2.500%, 02/20/2019		200,000	203,398
4.000%, 10/07/2019	EUR	400,000	634,271
5.000%, 09/22/2016		$125,000	136,416
5.140%, 10/14/2020		675,000	738,061
5.750%, 08/17/2021	GBP	50,000	97,225
6.050%, 12/04/2017 (S)		$305,000	345,807
6.625%, 03/30/2022	EUR	50,000	84,790
BB&T Corp.
1.093%, 06/15/2018 (P)		$195,000	198,023
5.200%, 12/23/2015		105,000	112,091
BBVA Bancomer SA
4.375%, 04/10/2024 (S)		615,000	626,531
6.500%, 03/10/2021		200,000	223,250
BBVA Senior Finance SAU
3.875%, 08/06/2015	EUR	100,000	141,113

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Berkshire Hathaway Finance Corp.
4.300%, 05/15/2043		$215,000	$213,441
BNP Paribas Home Loan SFH
3.750%, 01/11/2021	EUR	200,000	317,851
BNP Paribas SA
2.500%, 08/23/2019		40,000	57,636
2.875%, 11/27/2017 to 03/20/2026		150,000	210,803
3.750%, 11/25/2020		40,000	61,714
BPCE SA
2.500%, 12/10/2018		$250,000	253,759
5.150%, 07/21/2024 (S)		1,390,000	1,447,479
BR Malls International Finance, Ltd.
8.500%, 01/21/2016 (Q) (S)		160,000	166,400
BR Properties SA
9.000%, 10/07/2015 (Q) (S)		200,000	207,250
Branch Banking & Trust Company
1.050%, 12/01/2016		265,000	265,982
Camden Property Trust
2.950%, 12/15/2022		120,000	116,002
4.250%, 01/15/2024		125,000	131,274
Canadian Imperial Bank of Commerce
2.650%, 11/08/2016	CAD	30,000	28,283
Cantor Commercial Real Estate
Company LP
7.750%, 02/15/2018 (S)		$300,000	322,500
Capital One Bank USA NA
1.150%, 11/21/2016		250,000	250,738
Capital One Financial Corp.
2.125%, 07/15/2014		290,000	290,602
2.150%, 03/23/2015		160,000	162,180
CBRE Services, Inc.
5.000%, 03/15/2023		650,000	654,875
CDP Financial, Inc.
3.500%, 06/23/2020	EUR	350,000	534,465
CIFI Holdings Group Company, Ltd.
12.250%, 04/15/2018		$200,000	214,600
Citigroup, Inc.
0.995%, 05/31/2017 (P)	EUR	50,000	66,972
1.023%, 04/01/2016 (P)		$300,000	301,695
1.250%, 01/15/2016		315,000	316,892
1.300%, 11/15/2016		105,000	105,419
1.738%, 02/10/2019	EUR	20,000	26,993
3.500%, 08/05/2015		50,000	70,457
5.500%, 09/13/2025		$210,000	231,856
6.250%, 09/02/2019	GBP	45,000	88,511
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039	EUR	50,000	84,035
CNA Financial Corp.
3.950%, 05/15/2024		$290,000	299,855
5.875%, 08/15/2020		330,000	386,963
6.500%, 08/15/2016		90,000	100,805
CNH Capital LLC
6.250%, 11/01/2016		75,000	81,938
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)		535,000	580,475
Co-Operative Bank PLC
2.375%, 10/23/2015	EUR	100,000	132,805
Commonwealth Bank of Australia
1.125%, 03/13/2017		$250,000	250,073
5.150%, 04/09/2020	CAD	150,000	156,036
Cooperatieve Centrale Raiffeisen
4.625%, 12/01/2023		$355,000	374,296

130

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Corrections Corp. of America
4.625%, 05/01/2023		$75,000	$74,250
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		200,000	186,500
Credit Agricole SA
2.500%, 04/15/2019 (S)		350,000	352,735
Credit Suisse AG
5.125%, 09/18/2017	EUR	75,000	116,302
6.500%, 08/08/2023 (S)		$375,000	415,781
Credit Suisse New York
1.375%, 05/26/2017		325,000	325,466
Crown Castle International Corp.
5.250%, 01/15/2023		400,000	416,000
Danske Bank A/S (3.875% to 10/04/2018,
then 5 Year Euro Swap Rate + 2.625%)
10/04/2023	EUR	100,000	146,983
DDR Corp.
3.375%, 05/15/2023		$370,000	361,922
Denali Borrower LLC
5.625%, 10/15/2020 (S)		500,000	521,875
Discover Financial Services
10.250%, 07/15/2019		245,000	312,312
DNB Bank ASA
3.200%, 04/03/2017 (S)		380,000	400,478
DNB Boligkreditt AS
3.375%, 01/20/2017	EUR	244,000	358,153
DTEK Finance PLC
7.875%, 04/04/2018 (S)		$240,000	198,000
DuPont Fabros Technology LP
5.875%, 09/15/2021		300,000	310,500
E*TRADE Financial Corp.
6.375%, 11/15/2019		220,000	238,975
Equity One, Inc.
3.750%, 11/15/2022		345,000	342,939
Erste Group Bank AG
7.125%, 10/10/2022	EUR	100,000	166,286
Essex Portfolio LP
3.250%, 05/01/2023		$110,000	107,470
EUROFIMA
4.000%, 10/27/2021	EUR	141,000	226,839
European Investment Bank
8.750%, 08/25/2017	GBP	360,000	739,777
Export-Import Bank of India
4.000%, 08/07/2017 to 01/14/2023		$535,000	542,409
Export-Import Bank of Korea
2.000%, 04/30/2020	EUR	100,000	138,474
4.625%, 02/20/2017		194,000	289,825
FCE Bank PLC
1.750%, 05/21/2018		100,000	138,935
Fidelity National Financial, Inc.
6.600%, 05/15/2017		$175,000	198,002
Fifth Third Bancorp
3.500%, 03/15/2022		50,000	51,452
3.625%, 01/25/2016		125,000	130,801
4.300%, 01/16/2024		225,000	234,407
8.250%, 03/01/2038		60,000	88,081
Fifth Third Bank
1.150%, 11/18/2016		200,000	200,851
Gardner Denver, Inc.
6.875%, 08/15/2021 (S)		350,000	364,875
GE Capital Canada Funding Company
5.730%, 10/22/2037	CAD	35,000	39,634

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
GE Capital European Funding
4.625%, 02/22/2027	EUR	100,000	$167,179
5.250%, 05/18/2015		50,000	71,262
GE Capital UK Funding Company
4.375%, 07/31/2019	GBP	20,000	36,299
5.625%, 12/12/2014 to 04/25/2019		80,000	143,203
General Electric Capital Corp.
0.941%, 04/02/2018 (P)		$375,000	379,409
2.375%, 06/30/2015		235,000	239,975
4.625%, 01/07/2021		400,000	446,120
5.250%, 12/07/2028	GBP	10,000	19,182
5.300%, 02/11/2021		$655,000	744,638
5.875%, 01/14/2038		720,000	861,365
GTB Finance B.V.
7.500%, 05/19/2016 (S)		200,000	208,600
Harland Clarke Holdings Corp.
6.875%, 03/01/2020 (S)		150,000	155,625
Hastings Insurance Group Finance PLC
8.000%, 10/21/2020	GBP	100,000	176,420
HBOS PLC
6.750%, 05/21/2018 (S)		$305,000	352,214
HDFC Bank, Ltd.
3.000%, 03/06/2018		260,000	261,092
Healthcare Realty Trust, Inc.
3.750%, 04/15/2023		150,000	146,964
5.750%, 01/15/2021		150,000	170,495
Highwoods Realty LP
3.625%, 01/15/2023		165,000	163,211
Host Hotels & Resorts LP
3.750%, 10/15/2023		90,000	89,412
HSBC Bank Canada
3.558%, 10/04/2017	CAD	50,000	48,483
HSBC Bank PLC
0.864%, 05/15/2018 (P) (S)		$215,000	216,608
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	367,161
HSBC Holdings PLC
4.250%, 03/14/2024		$650,000	668,676
5.100%, 04/05/2021		200,000	227,722
5.750%, 12/20/2027	GBP	55,000	101,696
6.000%, 06/10/2019	EUR	50,000	82,001
HSBC Holdings PLC (3.375% to
01/10/2019, then 5 Year Euro Swap
Rate + 1.950%)
01/10/2024		100,000	143,995
HSBC USA, Inc.
2.375%, 02/13/2015		$140,000	141,972
Hypo Alpe-Adria-Bank International AG
2.375%, 12/13/2022	EUR	200,000	279,395
Icahn Enterprises LP
4.875%, 03/15/2019		$400,000	409,500
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.28%)
04/30/2022		350,000	362,250
IFC Development Corporate
Treasury, Ltd.
2.375%, 05/21/2019		360,000	347,962
ING Bank NV
1.875%, 02/27/2018	EUR	100,000	140,833
3.625%, 02/25/2026 (P)		100,000	141,222
ING US, Inc.
2.900%, 02/15/2018		$295,000	306,028

131

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	$419,226
IntercontinentalExchange Group, Inc.
2.500%, 10/15/2018		$75,000	77,006
Intesa Sanpaolo SpA
3.125%, 01/15/2016		310,000	318,882
3.625%, 12/05/2022	EUR	200,000	304,266
IPIC GMTN, Ltd.
5.875%, 03/14/2021		100,000	168,059
iStar Financial, Inc.
7.125%, 02/15/2018		$125,000	140,000
Jafz Sukuk, Ltd.
7.000%, 06/19/2019		200,000	230,000
Jefferies Group LLC
8.500%, 07/15/2019		80,000	99,676
Jefferies Group, Inc.
3.875%, 11/09/2015		75,000	77,808
Jefferies LoanCore LLC
6.875%, 06/01/2020 (S)		600,000	604,500
JPMorgan Chase & Company
0.847%, 02/26/2016 (P)		190,000	191,007
2.000%, 08/15/2017		645,000	656,126
3.375%, 05/01/2023		855,000	834,486
4.500%, 01/24/2022		1,100,000	1,201,398
5.250%, 01/14/2015	EUR	50,000	70,121
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
11/12/2019		50,000	68,798
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)		$685,000	739,800
Kaisa Group Holdings, Ltd.
10.250%, 01/08/2020		450,000	464,625
KBC Bank NV
1.250%, 05/28/2020	EUR	100,000	137,791
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015		70,000	98,099
KeyCorp
3.750%, 08/13/2015		$215,000	222,729
KFW
0.500%, 04/19/2016		453,000	453,587
4.375%, 07/04/2018	EUR	460,000	725,590
4.700%, 06/02/2037	CAD	204,000	202,427
5.500%, 12/07/2015	GBP	410,000	735,678
5.550%, 06/07/2021		100,000	201,246
6.000%, 08/20/2020	AUD	572,000	596,068
Kilroy Realty LP
4.800%, 07/15/2018		$215,000	234,587
5.000%, 11/03/2015		260,000	275,418
6.625%, 06/01/2020		295,000	350,774
KWG Property Holding, Ltd.
8.625%, 02/05/2020		261,000	251,212
Ladder Capital Finance Holdings LLLP
7.375%, 10/01/2017		275,000	297,687
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month EURIBOR
+1.700%)
06/08/2025	EUR	60,000	83,016
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)		$90,000	93,607

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lloyds Bank PLC
2.300%, 11/27/2018		$200,000	$203,776
6.375%, 06/17/2016	EUR	50,000	76,107
6.500%, 03/24/2020		50,000	82,716
6.500%, 09/14/2020 (S)		$300,000	350,515
7.625%, 04/22/2025	GBP	30,000	63,026
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		$200,000	206,120
Manufacturers & Traders Trust Company
1.250%, 01/30/2017		325,000	326,515
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		95,000	97,492
3.500%, 06/03/2024		230,000	229,937
McGraw-Hill Global Education
Holdings LLC
10.000%, 04/01/2021 (S)		300,000	342,750
MetLife, Inc.
5.250%, 06/29/2020	GBP	50,000	94,288
Metropolitan Life Global Funding I
1.300%, 04/10/2017 (S)		$325,000	326,219
1.500%, 01/10/2018 (S)		160,000	159,337
4.625%, 05/16/2017	EUR	100,000	151,252
Morgan Stanley
1.079%, 01/24/2019 (P)		$675,000	677,763
1.509%, 04/25/2018 (P)		255,000	260,173
2.125%, 04/25/2018		855,000	862,534
3.750%, 02/25/2023		1,375,000	1,395,091
4.900%, 02/23/2017	CAD	45,000	44,549
5.000%, 05/02/2019	EUR	50,000	79,335
5.000%, 11/24/2025		$755,000	800,123
5.125%, 11/30/2015	GBP	100,000	176,728
5.375%, 08/10/2020	EUR	100,000	164,487
5.500%, 07/24/2020 to 07/28/2021		$500,000	571,265
6.625%, 04/01/2018		100,000	117,071
MPT Operating Partnership LP
6.375%, 02/15/2022		200,000	214,500
6.875%, 05/01/2021		350,000	381,500
National Australia Bank, Ltd.
5.375%, 12/08/2014	GBP	50,000	85,804
National Bank of Canada
1.450%, 11/07/2017		$380,000	377,783
Nationstar Mortgage LLC
6.500%, 07/01/2021 to 06/01/2022		875,000	828,969
Nationwide Building Society
3.750%, 01/20/2015	EUR	50,000	69,583
4.375%, 02/28/2022		250,000	417,268
5.625%, 09/09/2019	GBP	50,000	95,636
6.750%, 07/22/2020	EUR	75,000	125,216
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)		$350,000	371,000
5.875%, 03/15/2022 (S)		335,000	356,775
New York Life Funding
5.125%, 02/03/2015	GBP	50,000	86,186
Nordea Bank AB
0.875%, 05/13/2016 (S)		$460,000	460,828
3.750%, 02/24/2017	EUR	50,000	73,833
4.875%, 05/13/2021 (S)		$650,000	701,600
Nordea Hypotek AB
3.500%, 01/18/2017	EUR	294,000	433,360
Ocwen Financial Corp.
6.625%, 05/15/2019 (S)		$250,000	253,125
Odebrecht Finance, Ltd.
7.125%, 06/26/2042		200,000	216,000

132

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024		$375,000	$390,750
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	50,000	85,790
Patriot Merger Corp.
9.000%, 07/15/2021 (S)		$300,000	327,750
Peninsula Gaming LLC
8.375%, 02/15/2018 (S)		250,000	266,250
PNC Bank NA
1.150%, 11/01/2016		250,000	251,699
1.300%, 10/03/2016		250,000	252,587
Pricoa Global Funding I
1.150%, 11/25/2016 (S)		480,000	481,472
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	73,972
Principal Financial Group, Inc.
1.850%, 11/15/2017		$60,000	60,409
3.300%, 09/15/2022		25,000	24,957
6.050%, 10/15/2036		25,000	30,611
8.875%, 05/15/2019		135,000	175,040
Principal Life Global Funding II
0.597%, 05/27/2016 (P) (S)		460,000	462,178
1.000%, 12/11/2015 (S)		90,000	90,614
Prologis LP
4.500%, 08/15/2017		180,000	195,583
Provident Companies, Inc.
7.000%, 07/15/2018		380,000	438,894
Provident Funding Associates LP
6.750%, 06/15/2021 (S)		300,000	304,500
10.125%, 02/15/2019 (S)		125,000	136,250
Prudential Financial, Inc.
5.625%, 06/15/2043 (P)		45,000	47,363
Rabobank Nederland NV
4.250%, 01/16/2017	EUR	50,000	74,456
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (S)		$250,000	253,125
RCI Banque SA
3.250%, 04/25/2018	GBP	20,000	34,556
3.500%, 04/03/2018 (S)		$95,000	99,284
4.250%, 04/27/2017	EUR	50,000	74,232
4.375%, 01/27/2015		25,000	34,859
4.600%, 04/12/2016 (S)		$410,000	434,991
Realogy Group LLC
9.000%, 01/15/2020 (S)		100,000	114,250
Regency Centers LP
3.750%, 06/15/2024		120,000	120,848
5.875%, 06/15/2017		35,000	39,469
6.000%, 06/15/2020		65,000	76,393
Regions Bank
7.500%, 05/15/2018		250,000	297,660
Regions Financial Corp.
5.750%, 06/15/2015		255,000	267,503
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	265,870
5.625%, 03/15/2017		150,000	164,392
6.450%, 11/15/2019		375,000	445,599
Royal Bank of Canada
1.250%, 10/29/2018 (S)	EUR	400,000	557,588
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015		$160,000	163,407
Santander International Debt SAU
4.000%, 03/27/2017	EUR	100,000	146,799

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Santander UK PLC
5.000%, 11/07/2023 (S)		$480,000	$514,904
Sberbank of Russia
5.125%, 10/29/2022 (S)		200,000	189,180
5.125%, 10/29/2022		200,000	189,180
6.125%, 02/07/2022 (S)		200,000	210,250
Scotiabank Peru SA
4.500%, 12/13/2027 (P) (S)		250,000	242,500
4.500%, 12/13/2027 (P)		30,000	29,100
Simon Property Group LP
4.200%, 02/01/2015		250,000	253,868
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	84,280
Societe Generale SA
4.000%, 06/07/2023	EUR	100,000	145,470
5.400%, 01/30/2018	GBP	25,000	45,561
Standard Chartered Bank
7.750%, 04/03/2018		50,000	97,957
State Street Corp.
3.100%, 05/15/2023		$120,000	117,031
Sumitomo Mitsui Trust Bank, Ltd.
1.800%, 03/28/2018 (S)		285,000	285,190
Sun Hung Kai Properties
Capital Market, Ltd.
3.625%, 01/16/2023		370,000	363,474
4.500%, 02/14/2022		200,000	210,247
Sun Life Financial, Inc.
4.570%, 08/23/2021	CAD	25,000	25,390
SunTrust Banks, Inc.
2.350%, 11/01/2018		$105,000	106,637
Svenska Handelsbanken AB
0.684%, 03/21/2016 (P)		380,000	381,846
Swedbank AB
1.750%, 03/12/2018 (S)		435,000	435,169
Synovus Financial Corp.
5.125%, 06/15/2017		650,000	680,875
7.875%, 02/15/2019		300,000	344,250
The Bank of New York Mellon Corp.
(4.500% to 06/20/2023, then 3 month
LIBOR + 2.460%)
06/20/2023 (Q)		78,000	71,799
The Goldman Sachs Group, Inc.
1.600%, 11/23/2015		222,000	224,608
2.375%, 01/22/2018		595,000	604,895
2.900%, 07/19/2018		755,000	780,284
3.625%, 02/07/2016 to 01/22/2023		855,000	862,994
3.700%, 08/01/2015		160,000	165,443
4.500%, 01/30/2017	EUR	50,000	74,438
5.000%, 05/03/2018	CAD	100,000	100,628
5.250%, 12/15/2015	GBP	10,000	17,732
5.500%, 10/12/2021		15,000	27,500
5.750%, 01/24/2022		$325,000	375,674
6.125%, 02/14/2017	GBP	16,000	29,795
6.150%, 04/01/2018		$210,000	241,439
6.250%, 09/01/2017 to 02/01/2041		628,000	731,997
6.375%, 05/02/2018	EUR	35,000	56,872
7.500%, 02/15/2019		$140,000	171,330
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		675,000	725,625
The Royal Bank of Scotland PLC
5.375%, 09/30/2019	EUR	50,000	81,354
The Toronto-Dominion Bank
0.775%, 04/30/2018 (P)		$205,000	206,281

133

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Toronto-Dominion Bank (continued)
5.828%, 07/09/2023 (P)	CAD	50,000	$52,653
Towergate Finance PLC
8.500%, 02/15/2018 (S)	GBP	125,000	215,496
10.500%, 02/15/2019 (S)		275,000	463,259
Trust F/1401
5.250%, 12/15/2024 (S)		$400,000	415,000
Turkiye Garanti Bankasi A/S
6.250%, 04/20/2021 (S)		400,000	430,656
Turkiye Halk Bankasi A/S
3.875%, 02/05/2020 (S)		200,000	191,100
4.875%, 07/19/2017 (S)		310,000	320,286
Turkiye Halk Bankasi AS
3.875%, 02/05/2020		300,000	286,650
4.750%, 06/04/2019 (S)		200,000	199,656
Turkiye Is Bankasi
6.000%, 10/24/2022		300,000	303,600
7.850%, 12/10/2023 (S)		200,000	222,000
U.S. Bancorp
2.200%, 11/15/2016		335,000	346,154
3.442%, 02/01/2016		185,000	193,303
UBS AG
6.375%, 07/20/2016	GBP	25,000	46,192
UniCredit SpA
2.625%, 10/31/2020	EUR	250,000	360,415
3.625%, 01/24/2019		100,000	148,078
Union Bank NA
2.125%, 06/16/2017		$255,000	261,193
Unum Group
4.000%, 03/15/2024		345,000	356,472
5.625%, 09/15/2020		115,000	132,949
5.750%, 08/15/2042		80,000	92,848
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		26,000	28,096
USI, Inc.
7.750%, 01/15/2021 (S)		250,000	257,500
Ventas Realty LP
1.250%, 04/17/2017		55,000	55,037
1.550%, 09/26/2016		80,000	80,995
2.000%, 02/15/2018		165,000	167,198
3.125%, 11/30/2015		255,000	264,204
3.250%, 08/15/2022		115,000	113,860
Verisure Holding AB
8.750%, 09/01/2018 (S)	EUR	400,000	586,700
VTB Bank OJSC
6.950%, 10/17/2022 (S)		$200,000	202,500
VTB Capital SA
6.950%, 10/17/2022		200,000	202,500
Wachovia Bank NA
4.875%, 02/01/2015		55,000	56,659
Walter Investment Management Corp.
7.875%, 12/15/2021 (S)		975,000	983,531
WaveDivision Escrow LLC
8.125%, 09/01/2020 (S)		125,000	134,688
WEA Finance LLC
3.375%, 10/03/2022 (S)		165,000	169,856
5.750%, 09/02/2015 (S)		210,000	223,538
Weingarten Realty Investors
3.500%, 04/15/2023		75,000	73,688
Wells Fargo & Company
1.250%, 02/13/2015		235,000	236,537

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)		$125,000	$131,406
Westpac Banking Corp.
0.965%, 07/30/2018 (P)		175,000	177,231
1.125%, 09/25/2015		295,000	297,655
5.000%, 10/21/2019	GBP	50,000	94,126
WideOpenWest Finance LLC
10.250%, 07/15/2019		$325,000	364,812
13.375%, 10/15/2019		450,000	524,250
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		175,000	177,811
XLIT, Ltd.
2.300%, 12/15/2018		120,000	120,934
5.250%, 12/15/2043		105,000	116,432

			99,618,872
Health Care - 1.6%
AbbVie, Inc.
1.200%, 11/06/2015		255,000	257,184
2.900%, 11/06/2022		100,000	98,357
Actavis, Inc.
1.875%, 10/01/2017		250,000	252,737
Aetna, Inc.
1.500%, 11/15/2017		295,000	296,395
2.200%, 03/15/2019		190,000	190,684
Agilent Technologies, Inc.
5.000%, 07/15/2020		145,000	160,072
6.500%, 11/01/2017		210,000	241,163
Capsugel SA, PIK
7.000%, 05/15/2019 (S)		200,000	205,500
Catholic Health Initiatives
1.600%, 11/01/2017		25,000	24,635
2.600%, 08/01/2018		120,000	121,090
2.950%, 11/01/2022		215,000	207,311
Celgene Corp.
1.900%, 08/15/2017		45,000	45,693
4.625%, 05/15/2044		210,000	209,012
5.250%, 08/15/2043		215,000	234,964
Community Health Systems, Inc.
6.875%, 02/01/2022 (S)		925,000	973,562
7.125%, 07/15/2020		475,000	515,375
8.000%, 11/15/2019		595,000	653,012
Crown Newco 3 PLC
7.000%, 02/15/2018 (S)	GBP	100,000	176,755
Express Scripts Holding Company
2.750%, 11/21/2014		$170,000	171,787
3.125%, 05/15/2016		210,000	219,480
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		375,000	409,219
5.875%, 01/31/2022 (S)		150,000	162,750
Gilead Sciences, Inc.
2.400%, 12/01/2014		150,000	151,491
4.800%, 04/01/2044		265,000	279,448
HCA Holdings, Inc.
6.250%, 02/15/2021		300,000	321,000
Holding Medi-Partenaires SAS
7.000%, 05/15/2020 (S)	EUR	350,000	505,757
Hologic, Inc.
6.250%, 08/01/2020		$250,000	265,625
Humana, Inc.
3.150%, 12/01/2022		350,000	343,764

134

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Humana, Inc. (continued)
6.450%, 06/01/2016	$105,000	$116,027
IASIS Healthcare LLC
8.375%, 05/15/2019	575,000	613,094
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)	500,000	550,000
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)	150,000	153,750
Kaiser Foundation Hospitals
3.500%, 04/01/2022	200,000	200,494
Kinetic Concepts, Inc.
10.500%, 11/01/2018	350,000	397,107
12.500%, 11/01/2019	150,000	172,125
Life Technologies Corp.
3.500%, 01/15/2016	410,000	427,213
6.000%, 03/01/2020	250,000	293,322
McKesson Corp.
1.292%, 03/10/2017	155,000	155,489
4.883%, 03/15/2044	130,000	136,218
MedAssets, Inc.
8.000%, 11/15/2018	300,000	318,000
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (S)	250,000	259,375
Opal Acquisition, Inc.
8.875%, 12/15/2021 (S)	375,000	393,750
Par Pharmaceutical Companies, Inc.
7.375%, 10/15/2020	150,000	162,750
Perrigo Company PLC
1.300%, 11/08/2016 (S)	200,000	200,068
2.300%, 11/08/2018 (S)	200,000	200,679
Select Medical Corp.
6.375%, 06/01/2021	675,000	703,687
Tenet Healthcare Corp.
4.500%, 04/01/2021	300,000	297,750
6.000%, 10/01/2020	300,000	322,500
Thermo Fisher Scientific, Inc.
1.300%, 02/01/2017	150,000	150,485
1.850%, 01/15/2018	20,000	20,169
2.400%, 02/01/2019	105,000	106,300
4.150%, 02/01/2024	250,000	263,136
Truven Health Analytics, Inc.
10.625%, 06/01/2020	175,000	194,250
UnitedHealth Group, Inc.
0.850%, 10/15/2015	80,000	80,408
3.875%, 10/15/2020	40,000	43,073
4.625%, 11/15/2041	145,000	151,664
4.700%, 02/15/2021	95,000	106,176
Universal Hospital Services, Inc.
7.625%, 08/15/2020	350,000	368,375
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/2020 (S)	1,075,000	1,150,250
Warner Chilcott Co., LLC
7.750%, 09/15/2018	450,000	475,313
WellCare Health Plans, Inc.
5.750%, 11/15/2020	300,000	319,500
WellPoint, Inc.
1.250%, 09/10/2015	115,000	115,979
5.250%, 01/15/2016	195,000	208,970

		17,521,268
Industrials - 3.6%
Accudyne Industries Borrower
7.750%, 12/15/2020 (S)	250,000	269,375

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Adecco International Financial
Services BV
2.750%, 11/15/2019	EUR	100,000	$143,643
Aguila 3 SA
7.875%, 01/31/2018 (S)		$875,000	928,042
Air Jamaica, Ltd.
9.375%, 07/08/2015		24,643	25,167
Aircastle, Ltd.
6.250%, 12/01/2019		400,000	433,000
7.625%, 04/15/2020		25,000	28,813
Alfa SAB de CV
6.875%, 03/25/2044 (S)		200,000	219,500
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025 (S)		432,944	439,439
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		82,510	85,398
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		200,000	211,500
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)		426,976	460,601
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		500,000	517,500
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		375,000	408,750
Associated Materials LLC
9.125%, 11/01/2017		675,000	702,000
Atlantia SpA
4.500%, 02/08/2019	EUR	100,000	155,684
6.250%, 06/09/2022	GBP	20,000	39,692
BAE Systems PLC
4.125%, 06/08/2022		100,000	174,047
BC Mountain LLC
7.000%, 02/01/2021 (S)		$425,000	398,437
BlueLine Rental Finance Corp.
7.000%, 02/01/2019 (S)		250,000	267,500
Brunswick Rail Finance, Ltd.
6.500%, 11/01/2017		250,000	247,800
Builders FirstSource, Inc.
7.625%, 06/01/2021 (S)		250,000	267,500
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		100,000	109,253
5.150%, 09/01/2043		475,000	526,607
5.400%, 06/01/2041		235,000	269,707
Case New Holland Industrial, Inc.
7.875%, 12/01/2017		50,000	58,750
CeramTec Group GmbH
8.250%, 08/15/2021 (S)	EUR	300,000	449,839
Clean Harbors, Inc.
5.125%, 06/01/2021		$175,000	177,844
5.250%, 08/01/2020		175,000	179,375
CNH Industrial Capital LLC
3.625%, 04/15/2018		250,000	256,250
CNH Industrial Finance Europe SA
6.250%, 03/09/2018	EUR	425,000	659,409
Columbus McKinnon Corp.
7.875%, 02/01/2019		$150,000	160,313

135

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		$147,246	$168,596
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		200,172	233,201
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		55,098	61,847
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		116,168	125,461
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024		361,297	375,297
Continental Airlines 2012-3 Class C Pass
Through Trust
6.125%, 04/29/2018		375,000	399,375
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		91,085	108,163
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		49,734	58,437
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		87,012	95,061
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		61,351	67,793
Deutsche Raststaetten Gruppe IV GmbH
6.750%, 12/30/2020 (S)	EUR	100,000	146,539
Ducommun, Inc.
9.750%, 07/15/2018		$300,000	335,250
Dycom Investments, Inc.
7.125%, 01/15/2021		375,000	403,125
Eaton Corp.
1.500%, 11/02/2017		105,000	105,433
4.000%, 11/02/2032		90,000	89,833
Embraer SA
5.150%, 06/15/2022		100,000	107,875
ERAC USA Finance LLC
1.400%, 04/15/2016 (S)		75,000	75,630
2.750%, 03/15/2017 (S)		110,000	113,590
2.800%, 11/01/2018 (S)		20,000	20,673
3.300%, 10/15/2022 (S)		25,000	24,741
3.850%, 11/15/2024 (S)		125,000	126,232
5.250%, 10/01/2020 (S)		150,000	170,985
5.600%, 05/01/2015 (S)		55,000	57,439
6.375%, 10/15/2017 (S)		100,000	115,235
Euramax International, Inc.
9.500%, 04/01/2016		375,000	374,531
Europcar Groupe SA
11.500%, 05/15/2017 (S)	EUR	250,000	392,905
Experian Finance PLC
4.750%, 11/23/2018	GBP	100,000	185,010
Ferreycorp SAA
4.875%, 04/26/2020 (S)		$200,000	200,000
Frigoglass Finance BV
8.250%, 05/15/2018 (S)	EUR	200,000	286,261
8.250%, 05/15/2018		100,000	143,131
FTI Consulting, Inc.
6.000%, 11/15/2022		$275,000	281,875

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
G4S International Finance PLC
2.625%, 12/06/2018	EUR	100,000	$142,204
Gategroup Finance Luxembourg SA
6.750%, 03/01/2019 (S)		100,000	144,494
GATX Corp.
1.250%, 03/04/2017		$100,000	99,769
2.375%, 07/30/2018		45,000	45,509
2.500%, 03/15/2019 to 07/30/2019		420,000	422,135
3.500%, 07/15/2016		440,000	462,530
4.850%, 06/01/2021		410,000	449,035
General Electric Company
4.125%, 10/09/2042		235,000	231,544
4.500%, 03/11/2044		180,000	188,046
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	30,000	37,254
H&E Equipment Services, Inc.
7.000%, 09/01/2022		$200,000	220,000
HD Supply, Inc.
7.500%, 07/15/2020		525,000	569,625
11.500%, 07/15/2020		125,000	150,000
Heathrow Funding, Ltd.
2.500%, 06/25/2015 (S)		245,000	249,082
4.600%, 02/15/2018	EUR	50,000	76,903
4.875%, 07/15/2021 (S)		$695,000	761,301
5.225%, 02/15/2023	GBP	50,000	93,751
Hutchison Whampoa Finance UK PLC
5.625%, 11/24/2026		50,000	97,429
Interline Brands, Inc., PIK
10.000%, 11/15/2018		$175,000	189,000
International Lease Finance Corp.
2.183%, 06/15/2016 (P)		160,000	161,760
JB Hunt Transport Services, Inc.
2.400%, 03/15/2019		45,000	45,367
Kansas City Southern de
Mexico SA de CV
2.350%, 05/15/2020		100,000	96,224
3.000%, 05/15/2023		355,000	333,779
Kansas City Southern Railway
4.550%, 05/15/2043 (S)		705,000	670,886
Kratos Defense & Security Solutions, Inc.
7.000%, 05/15/2019 (S)		250,000	255,938
KraussMaffei Group GmbH
8.750%, 12/15/2020 (S)	EUR	275,000	422,662
Manpowergroup, Inc.
4.500%, 06/22/2018		100,000	151,504
Masonite International Corp.
8.250%, 04/15/2021 (S)		$125,000	136,250
Matalan Finance PLC
6.875%, 06/01/2019 (S)	GBP	225,000	375,259
Mersin Uluslararasi Liman Isletmeciligi
AS
5.875%, 08/12/2020		$270,000	285,863
Metropolitan Light International, Ltd.
5.250%, 01/17/2018		600,000	612,000
Milacron LLC
7.750%, 02/15/2021 (S)		350,000	385,000
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		300,000	324,000
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	92,115
Navistar International Corp.
8.250%, 11/01/2021		$250,000	259,375

136

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Norcell Sweden Holding 2 AB
10.750%, 09/29/2019 (S)	EUR	270,000	$417,737
Nortek, Inc.
8.500%, 04/15/2021		$375,000	413,437
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		90,000	95,175
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)		235,000	248,806
7.125%, 06/26/2042 (S)		200,000	216,000
Odebrecht Offshore Drilling Finance, Ltd.
6.750%, 10/01/2022 (S)		389,160	416,401
6.750%, 10/01/2022		194,580	208,201
Penske Truck Leasing Company LP
2.500%, 07/11/2014 to 03/15/2016 (S)		210,000	215,474
2.875%, 07/17/2018 (S)		65,000	66,799
3.125%, 05/11/2015 (S)		60,000	61,398
Prosegur Cia de Seguridad SA
2.750%, 04/02/2018	EUR	100,000	143,529
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		$425,000	457,937
Rentokil Initial PLC
5.750%, 03/31/2016	GBP	50,000	89,765
Republic Services, Inc.
3.550%, 06/01/2022		$185,000	190,282
5.700%, 05/15/2041		285,000	338,377
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	46,857
Roper Industries, Inc.
1.850%, 11/15/2017		$40,000	40,299
2.050%, 10/01/2018		105,000	105,437
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		300,000	318,000
Southwest Airlines Company
5.250%, 10/01/2014		190,000	192,809
5.750%, 12/15/2016		75,000	82,956
Summit Materials LLC
10.500%, 01/31/2020		475,000	533,187
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	100,000	147,561
Terex Corp.
6.000%, 05/15/2021		$500,000	533,750
Tervita Corp.
8.000%, 11/15/2018 (S)		375,000	385,313
10.875%, 02/15/2018 (S)		400,000	392,000
Textron, Inc.
3.650%, 03/01/2021		165,000	170,021
4.300%, 03/01/2024		175,000	181,864
The Manitowoc Company, Inc.
5.875%, 10/15/2022		275,000	294,250
8.500%, 11/01/2020		175,000	195,125
TransDigm, Inc.
6.500%, 07/15/2024 (S)		200,000	203,000
TransUnion Holding Company, Inc.
8.125%, 06/15/2018		175,000	182,700
Travelport LLC
11.875%, 09/01/2016		150,000	152,250
Trinseo Materials Operating SCA
8.750%, 02/01/2019		350,000	373,188
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)	EUR	100,000	142,790
Turkiye Sise ve Cam Fabrikalari A/S
4.250%, 05/09/2020 (S)		$200,000	191,250

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Union Pacific Corp.
4.750%, 09/15/2041		$405,000	$440,992
United Airlines 2013-1 Class A Pass
Through Trust
4.300%, 08/15/2025		240,000	246,120
United Continental Holdings, Inc.
6.000%, 12/01/2020 to 07/15/2028		850,000	857,312
6.375%, 06/01/2018		325,000	350,188
United Rentals North America, Inc.
6.125%, 06/15/2023		575,000	618,125
United Technologies Corp.
4.500%, 06/01/2042		150,000	156,001
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		84,664	96,094
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025		378,696	395,737
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		39,844	43,131
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025		245,000	245,613
US Airways Group, Inc.
6.125%, 06/01/2018		800,000	840,000
USG Corp.
5.875%, 11/01/2021 (S)		100,000	106,000
9.750%, 01/15/2018		650,000	779,187
Valmont Industries, Inc.
6.625%, 04/20/2020		320,000	380,952
Verisk Analytics, Inc.
5.800%, 05/01/2021		260,000	292,923
Votorantim Cimentos SA
3.250%, 04/25/2021 (S)	EUR	100,000	136,290
Waste Management, Inc.
2.600%, 09/01/2016		$110,000	114,154
6.375%, 03/11/2015		65,000	67,947
Watco Companies LLC
6.375%, 04/01/2023 (S)		175,000	178,500
West Corp.
7.875%, 01/15/2019		300,000	318,750
Wienerberger AG (6.500% to 02/09/2017;
then 3 month EURIBOR + 3.250%)
02/09/2017 (Q)	EUR	350,000	494,994
Xella Holdco Finance SA, PIK
9.125%, 09/15/2018		100,000	146,879

			39,707,666
Information Technology - 1.6%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		$150,000	158,250
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		750,000	808,125
6.125%, 09/15/2023 (S)		200,000	220,500
Adria Bidco BV
7.875%, 11/15/2020 (S)	EUR	300,000	441,661
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		$130,000	135,766
Alcatel-Lucent USA, Inc.
6.750%, 11/15/2020 (S)		575,000	610,937
8.875%, 01/01/2020 (S)		225,000	253,125
Alliance Data Systems Corp.
6.375%, 04/01/2020 (S)		425,000	449,437

137

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Altice Financing SA
6.500%, 01/15/2022 (S)		$725,000	$764,875
8.000%, 12/15/2019 (S)	EUR	100,000	149,708
Altice Finco SA
8.125%, 01/15/2024 (S)		$400,000	434,000
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)		400,000	412,000
Arrow Electronics, Inc.
3.000%, 03/01/2018		30,000	30,924
3.375%, 11/01/2015		105,000	108,547
4.500%, 03/01/2023		185,000	191,693
Avnet, Inc.
4.875%, 12/01/2022		425,000	453,657
BCP Singapore VI Cayman Financing
Company, Ltd.
8.000%, 04/15/2021 (S)		200,000	203,500
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)		375,000	394,687
Cerved Group SpA
6.375%, 01/15/2020 (S)	EUR	100,000	147,902
Corelogic, Inc.
7.250%, 06/01/2021		$525,000	572,250
Dell, Inc.
4.625%, 04/01/2021		100,000	97,250
5.650%, 04/15/2018		200,000	210,000
5.875%, 06/15/2019		300,000	315,750
Eagle Midco, Inc.
9.000%, 06/15/2018 (S)		450,000	469,687
EarthLink, Inc.
7.375%, 06/01/2020		175,000	183,094
8.875%, 05/15/2019		125,000	124,063
Epicor Software Corp.
8.625%, 05/01/2019		325,000	353,031
Equinix, Inc.
5.375%, 04/01/2023		325,000	331,500
Fidelity National
Information Services, Inc.
1.450%, 06/05/2017		70,000	70,044
3.500%, 04/15/2023		210,000	206,482
3.875%, 06/05/2024		335,000	334,498
First Data Corp.
6.750%, 11/01/2020 (S)		550,000	590,562
12.625%, 01/15/2021		1,550,000	1,863,875
First Data Holdings, Inc., PIK
14.500%, 09/24/2019 (S)		392,973	394,938
Fiserv, Inc.
3.125%, 06/15/2016		440,000	459,525
3.500%, 10/01/2022		305,000	305,569
Freescale Semiconductor, Inc.
6.000%, 01/15/2022 (S)		375,000	400,312
Hewlett-Packard Company
2.350%, 03/15/2015		140,000	141,988
2.625%, 12/09/2014		150,000	151,685
Hughes Satellite Systems Corp.
6.500%, 06/15/2019		475,000	527,844
Infor Software Parent LLC, PIK
7.125%, 05/01/2021 (S)		250,000	255,000
Infor US, Inc.
9.375%, 04/01/2019		350,000	391,563
InterXion Holding NV
6.000%, 07/15/2020 (S)	EUR	100,000	146,266
Juniper Networks Inc.
3.100%, 03/15/2016		$35,000	36,046

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Lender Processing Services, Inc.
5.750%, 04/15/2023		$530,000	$570,412
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)		475,000	507,313
Oracle Corp.
0.807%, 01/15/2019 (P)		320,000	323,364
SunGard Data Systems, Inc.
6.625%, 11/01/2019		235,000	248,513
Tencent Holdings, Ltd.
2.000%, 05/02/2017 (S)		200,000	201,615
3.375%, 05/02/2019 (S)		315,000	322,830
Xerox Corp.
2.950%, 03/15/2017		45,000	47,001
6.350%, 05/15/2018		350,000	407,232

			17,930,396
Materials - 2.9%
AEP Industries, Inc.
8.250%, 04/15/2019		250,000	266,250
Ainsworth Lumber Company, Ltd.
7.500%, 12/15/2017 (S)		112,000	117,880
AK Steel Corp.
8.375%, 04/01/2022		775,000	804,062
Aleris International, Inc.
7.875%, 11/01/2020		275,000	276,375
Anglo American Capital PLC
1.176%, 04/15/2016 (S)		200,000	200,664
4.125%, 04/15/2021 (S)		200,000	203,008
ArcelorMittal
5.750%, 08/05/2020		75,000	80,063
6.000%, 03/01/2021		325,000	349,375
6.125%, 06/01/2018		560,000	613,900
6.750%, 02/25/2022		425,000	476,000
10.350%, 06/01/2019		300,000	380,250
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		235,265	251,734
11.125%, 06/01/2018	EUR	100,000	145,516
Ardagh Packaging Finance PLC
7.000%, 11/15/2020 (S)		$348,529	362,471
9.250%, 10/15/2020 (S)	EUR	525,000	790,797
Beverage Packaging Holdings
Luxembourg II SA
6.000%, 06/15/2017 (S)		$150,000	153,000
BlueScope Steel, Ltd.
7.125%, 05/01/2018 (S)		375,000	402,187
Braskem Finance, Ltd.
6.450%, 02/03/2024		400,000	424,000
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		325,000	351,000
Building Materials Holding Corp.
9.000%, 09/15/2018 (S)		375,000	405,000
Carpenter Technology Corp.
4.450%, 03/01/2023		75,000	77,391
5.200%, 07/15/2021		195,000	210,464
Cemex Espana Luxembourg
9.875%, 04/30/2019		150,000	172,950
Cemex Finance LLC
9.375%, 10/12/2022 (S)		740,000	869,500
Cemex SAB de CV
5.234%, 09/30/2015 (P) (S)		230,000	238,050
7.250%, 01/15/2021 (S)		625,000	677,344
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016		200,000	208,250
10.500%, 04/27/2017 (S)		200,000	217,750

138

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Ciech Group Financing AB
9.500%, 11/30/2019 (S)	EUR	275,000	$427,348
Clearwater Paper Corp.
7.125%, 11/01/2018		$150,000	158,063
Corp. Nacional del Cobre de Chile
3.750%, 11/04/2020 (S)		315,000	328,338
5.625%, 10/18/2043 (S)		200,000	219,647
7.500%, 01/15/2019 (S)		285,000	347,295
Eastman Chemical Company
2.400%, 06/01/2017		140,000	143,898
Eldorado Gold Corp.
6.125%, 12/15/2020 (S)		525,000	525,000
EuroChem Mineral & Chemical
Company OJSC
5.125%, 12/12/2017		200,000	199,500
5.125%, 12/12/2017 (S)		200,000	199,500
Evraz Group SA
6.500%, 04/22/2020 (S)		200,000	184,500
6.500%, 04/22/2020		200,000	184,500
Exopack Holding Corp.
10.000%, 06/01/2018 (S)		250,000	268,750
Ferrexpo Finance PLC
7.875%, 04/07/2016		200,000	195,500
First Quantum Minerals, Ltd.
7.250%, 05/15/2022 (S)		550,000	565,125
Fresnillo PLC
5.500%, 11/13/2023 (S)		400,000	423,000
5.500%, 11/13/2023		210,000	222,075
Goldcorp, Inc.
2.125%, 03/15/2018		95,000	95,123
3.700%, 03/15/2023		120,000	117,672
Graphic Packaging International, Inc.
4.750%, 04/15/2021		200,000	200,750
Grupo Cementos de Chihuahua SAB
de CV
8.125%, 02/08/2020 (S)		200,000	218,500
GTL Trade Finance, Inc.
7.250%, 04/16/2044 (S)		400,000	422,000
Hexion US Finance Corp.
6.625%, 04/15/2020		300,000	315,750
8.875%, 02/01/2018		650,000	677,625
Holcim GB Finance, Ltd.
8.750%, 04/24/2017	GBP	50,000	99,142
Holcim US Finance Sarl & Cie SCS
5.150%, 09/12/2023 (S)		$230,000	253,261
6.000%, 12/30/2019 (S)		495,000	571,465
Imperial Metals Corp.
7.000%, 03/15/2019 (S)		350,000	357,000
INEOS Finance PLC
8.375%, 02/15/2019 (S)		350,000	384,125
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		200,000	207,000
International Paper Company
4.750%, 02/15/2022		645,000	712,432
JMC Steel Group
8.250%, 03/15/2018 (S)		400,000	410,000
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	225,000	327,028
Lafarge SA
4.750%, 09/30/2020		100,000	152,809
Linde Finance BV
6.500%, 01/29/2016	GBP	22,000	39,968

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
LyondellBasell Industries NV
5.000%, 04/15/2019		$925,000	$1,042,057
Magnetation LLC
11.000%, 05/15/2018 (S)		250,000	277,500
Mercer International, Inc.
9.500%, 12/01/2017		575,000	618,125
Novelis, Inc.
8.750%, 12/15/2020		475,000	527,844
Packaging Corp. of America
4.500%, 11/01/2023		170,000	181,257
PolyOne Corp.
5.250%, 03/15/2023		250,000	253,125
7.375%, 09/15/2020		200,000	218,250
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	250,000	362,087
Rio Tinto Finance USA PLC
1.375%, 06/17/2016		$385,000	389,898
2.875%, 08/21/2022		50,000	48,680
3.500%, 03/22/2022		45,000	46,227
Rock-Tenn Company
3.500%, 03/01/2020		185,000	191,135
Ryerson, Inc.
9.000%, 10/15/2017		450,000	483,187
11.250%, 10/15/2018		650,000	728,000
Samarco Mineracao SA
4.125%, 11/01/2022 (S)		265,000	251,750
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		400,000	420,000
7.750%, 07/15/2017 (S)		475,000	529,625
8.375%, 06/15/2019 (S)		200,000	221,000
Southern Copper Corp.
5.250%, 11/08/2042		265,000	245,009
Steel Dynamics, Inc.
6.125%, 08/15/2019		225,000	244,687
Suncoke Energy Partners LP
7.375%, 02/01/2020 (S)		150,000	159,750
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		171,000	191,093
The Dow Chemical Company
2.500%, 02/15/2016		265,000	273,196
4.250%, 11/15/2020		35,000	37,891
8.550%, 05/15/2019		400,000	515,639
United States Steel Corp.
6.875%, 04/01/2021		300,000	317,250
US Coatings Acquisition, Inc.
5.750%, 02/01/2021 (S)	EUR	100,000	146,198
7.375%, 05/01/2021 (S)		$175,000	191,625
Vale Overseas, Ltd.
4.375%, 01/11/2022		560,000	574,620
Vale SA
3.750%, 01/10/2023	EUR	100,000	147,220
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		$300,000	310,125
7.125%, 05/31/2023 (S)		400,000	421,000
7.125%, 05/31/2023		400,000	421,000
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)		840,000	890,400

			31,755,370
Telecommunication Services - 3.6%
Altice Finco SA
9.000%, 06/15/2023 (S)	EUR	400,000	627,049
9.875%, 12/15/2020		$200,000	229,950

139

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Altice Finco SA (continued)
9.875%, 12/15/2020 (S)		$400,000	$459,900
America Movil SAB de CV
2.375%, 09/08/2016		200,000	206,000
3.625%, 03/30/2015		150,000	153,345
8.460%, 12/18/2036	MXN	1,000,000	75,498
American Tower Corp.
4.625%, 04/01/2015		$435,000	449,258
7.250%, 05/15/2019		280,000	338,352
AT&T, Inc.
3.825%, 11/25/2020	CAD	150,000	144,635
5.875%, 04/28/2017	GBP	50,000	93,060
B Communications, Ltd.
7.375%, 02/15/2021 (S)		$300,000	319,500
Banglalink Digital Communications, Ltd.
8.625%, 05/06/2019 (S)		200,000	209,000
Bell Canada
4.950%, 05/19/2021	CAD	125,000	128,765
Bharti Airtel International Netherlands BV
4.000%, 12/10/2018	EUR	100,000	144,671
5.125%, 03/11/2023		$600,000	621,540
5.125%, 03/11/2023 (S)		215,000	222,719
British Telecommunications PLC
8.625%, 03/26/2020	GBP	30,000	65,283
Cable Communications Systems NV
7.500%, 11/01/2020 (S)	EUR	750,000	1,129,711
CC Holdings GS V LLC
2.381%, 12/15/2017		$645,000	657,634
3.849%, 04/15/2023		945,000	950,320
CenturyLink, Inc.
5.625%, 04/01/2020		750,000	793,125
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)		240,000	278,303
Deutsche Telekom
International Finance BV
4.250%, 03/16/2020	EUR	25,000	39,501
6.500%, 04/08/2022	GBP	10,000	20,328
7.375%, 12/04/2019		10,000	20,670
Digicel Group, Ltd.
7.125%, 04/01/2022 (S)		$275,000	283,250
8.250%, 09/30/2020 (S)		400,000	431,000
Digicel, Ltd.
6.000%, 04/15/2021 (S)		200,000	204,000
Eileme 2 AB
11.625%, 01/31/2020 (S)		650,000	778,375
Eutelsat SA
4.125%, 03/27/2017	EUR	50,000	74,027
Goodman Networks, Inc.
12.125%, 07/01/2018		$350,000	385,875
12.375%, 07/01/2018 (S)		50,000	55,125
Grain Spectrum Funding LLC
4.000%, 10/10/2018 (S)		505,000	512,117
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)		610,000	600,992
4.347%, 06/15/2016 (S)		275,000	285,095
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)		725,000	721,375
6.625%, 12/15/2022		275,000	286,687
6.625%, 12/15/2022 (S)		275,000	286,687
Intelsat Luxembourg SA
7.750%, 06/01/2021		700,000	742,000
8.125%, 06/01/2023		300,000	322,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Koninklijke KPN NV
3.250%, 02/01/2021	EUR	100,000	$145,383
Level 3 Communications, Inc.
8.875%, 06/01/2019		$150,000	164,250
11.875%, 02/01/2019		325,000	363,187
Level 3 Financing, Inc.
7.000%, 06/01/2020		200,000	216,500
Matterhorn Financing & CY SCA, PIK
9.000%, 04/15/2019	EUR	100,000	140,745
9.000%, 04/15/2019 (S)		350,000	492,608
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)		375,000	546,708
Mediacom Broadband LLC
6.375%, 04/01/2023		$325,000	342,875
Millicom International Cellular SA
6.625%, 10/15/2021 (S)		400,000	425,500
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		200,000	213,500
NII Capital Corp.
7.625%, 04/01/2021		400,000	114,000
10.000%, 08/15/2016		700,000	217,000
NII International Telecom SCA
11.375%, 08/15/2019 (S)		25,000	21,188
Orange SA
8.000%, 12/20/2017	GBP	15,000	30,047
Pacnet, Ltd.
9.000%, 12/12/2018 (S)		$400,000	435,000
PCCW Capital No. 4, Ltd.
5.750%, 04/17/2022		200,000	211,684
Play Finance 1 SA
6.500%, 08/01/2019 (S)	EUR	100,000	145,346
Play Finance 2 SA
5.250%, 02/01/2019 (S)		100,000	142,620
Qwest Corp.
7.500%, 10/01/2014		$175,000	178,675
Rogers Communications, Inc.
4.000%, 06/06/2022	CAD	75,000	71,733
6.750%, 03/15/2015		$165,000	173,006
Sable International Finance, Ltd.
8.750%, 02/01/2020 (S)		200,000	224,000
SBA Tower Trust
2.240%, 04/16/2018 (S)		125,000	124,258
2.933%, 12/15/2017 (S)		630,000	643,442
3.598%, 04/15/2018 (S)		570,000	571,270
Sistema JSFC
6.950%, 05/17/2019		250,000	259,845
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		620,000	753,300
9.125%, 03/01/2017		100,000	118,250
11.500%, 11/15/2021		650,000	884,000
Sprint Corp.
7.125%, 06/15/2024 (S)		2,425,000	2,612,937
T-Mobile USA, Inc.
6.250%, 04/01/2021		475,000	504,687
6.633%, 04/28/2021		475,000	511,812
6.731%, 04/28/2022		925,000	999,000
Telecom Italia Capital SA
5.250%, 10/01/2015		175,000	183,531
6.175%, 06/18/2014		263,000	263,000
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	74,381
5.303%, 05/30/2024 (S)		$230,000	230,276
5.625%, 12/29/2015	GBP	50,000	88,125

140

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telecom Italia SpA (continued)
6.375%, 06/24/2019	GBP	400,000	$731,122
Telefonica Emisiones SAU
3.192%, 04/27/2018		$215,000	224,076
4.693%, 11/11/2019	EUR	50,000	78,862
4.710%, 01/20/2020		100,000	157,676
5.375%, 02/02/2018	GBP	50,000	91,899
Telstra Corp., Ltd.
6.125%, 08/06/2014		10,000	16,916
TELUS Corp.
3.350%, 03/15/2023	CAD	65,000	59,557
tw telecom holdings, Inc.
5.375%, 10/01/2022		$500,000	510,626
UPC Holding BV
6.750%, 03/15/2023 (S)	EUR	300,000	445,750
6.750%, 03/15/2023 (S)	CHF	175,000	213,123
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$450,000	496,125
Verizon Communications, Inc.
0.427%, 03/06/2015 (P) (S)		220,000	220,084
2.500%, 09/15/2016		245,000	253,635
3.250%, 02/17/2026	EUR	100,000	146,963
4.500%, 09/15/2020		$745,000	822,923
5.050%, 03/15/2034		555,000	593,603
5.150%, 09/15/2023		345,000	387,918
6.400%, 09/15/2033		2,160,000	2,652,044
6.550%, 09/15/2043		140,000	177,409
Vimpel Communications
7.748%, 02/02/2021 (S)		200,000	213,000
7.748%, 02/02/2021		400,000	426,000
VimpelCom Holdings BV
5.200%, 02/13/2019 (S)		200,000	194,750
7.504%, 03/01/2022 (S)		600,000	624,000
VIP Finance Ireland, Ltd.
9.125%, 04/30/2018		100,000	112,375
Wind Acquisition Finance SA
6.500%, 04/30/2020 (S)		275,000	294,250
7.000%, 04/23/2021 (S)	EUR	100,000	142,449
7.375%, 04/23/2021 (S)		$825,000	853,875
11.750%, 07/15/2017	EUR	100,000	141,768

			39,467,669
Utilities - 1.5%
AES Corp.
5.500%, 03/15/2024		$450,000	461,250
AmeriGas Finance LLC
7.000%, 05/20/2022		375,000	414,375
Appalachian Power Company
6.375%, 04/01/2036		115,000	143,578
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	85,642
CMS Energy Corp.
4.250%, 09/30/2015		$340,000	355,421
5.050%, 03/15/2022		200,000	227,611
6.250%, 02/01/2020		105,000	125,108
8.750%, 06/15/2019		100,000	129,652
Comision Federal de Electricidad
4.875%, 01/15/2024 (S)		400,000	424,000
5.750%, 02/14/2042 (S)		200,000	211,000
Constellation Energy Group, Inc.
5.150%, 12/01/2020		80,000	90,486
Duke Energy Corp.
1.625%, 08/15/2017		85,000	85,900

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
E.CL SA
5.625%, 01/15/2021 (S)		$100,000	$108,903
E.ON International Finance BV
6.000%, 10/30/2019	GBP	50,000	97,424
Eastern Power Networks PLC
5.750%, 03/08/2024		30,000	58,164
Electricite de France
1.150%, 01/20/2017 (S)		$230,000	230,858
4.600%, 01/27/2020 (S)		300,000	333,500
Enable Oklahoma Intrastate
Transmission LLC
6.250%, 03/15/2020 (S)		175,000	193,808
Enel Finance International NV
3.875%, 10/07/2014 (S)		250,000	252,649
5.125%, 10/07/2019 (S)		220,000	247,466
Enel SpA
5.000%, 01/15/2075 (P)	EUR	100,000	142,108
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021		$200,000	221,690
6.000%, 05/13/2021 (S)		200,000	221,690
ESB Finance, Ltd.
6.500%, 03/05/2020	GBP	50,000	97,480
Exelon Generation Company LLC
6.250%, 10/01/2039		$335,000	391,311
Fermaca Enterprises S de RL de CV
6.375%, 03/30/2038 (S)		200,000	208,000
FirstEnergy Corp.
2.750%, 03/15/2018		180,000	182,007
4.250%, 03/15/2023		370,000	365,887
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (S)		215,000	217,106
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		75,000	77,414
Gas Natural Capital Markets SA
4.500%, 01/27/2020	EUR	50,000	78,558
GDF Suez
2.625%, 07/20/2022		50,000	72,623
6.125%, 02/11/2021	GBP	50,000	100,155
GenOn Energy, Inc.
9.500%, 10/15/2018		$525,000	569,625
Georgia Power Company
0.553%, 03/15/2016 (P)		90,000	89,922
Hrvatska Elektroprivreda
6.000%, 11/09/2017 (S)		200,000	212,250
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)		605,000	610,040
Infinis PLC
7.000%, 02/15/2019 (S)	GBP	200,000	363,735
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		$200,000	175,450
IPALCO Enterprises, Inc.
5.000%, 05/01/2018		85,000	90,738
Israel Electric Corp., Ltd.
6.875%, 06/21/2023 (S)		650,000	738,868
7.250%, 01/15/2019		200,000	226,750
9.375%, 01/28/2020		250,000	311,875
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		200,000	205,679
Majapahit Holding BV
7.750%, 01/20/2020		550,000	644,215
8.000%, 08/07/2019 (S)		100,000	118,125

141

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Mississippi Power Company
2.350%, 10/15/2016		$80,000	$82,623
Monongahela Power Company
5.700%, 03/15/2017 (S)		70,000	77,923
National Grid Gas PLC
6.000%, 06/07/2017	GBP	30,000	56,576
Nevada Power Company
6.650%, 04/01/2036		$110,000	148,369
6.750%, 07/01/2037		75,000	102,205
NextEra Energy Capital Holdings, Inc.
1.200%, 06/01/2015		70,000	70,531
NiSource Finance Corp.
4.800%, 02/15/2044		110,000	112,010
5.250%, 02/15/2043		155,000	166,103
5.400%, 07/15/2014		315,000	316,774
6.250%, 12/15/2040		95,000	114,502
10.750%, 03/15/2016		115,000	131,862
Northumbrian Water Finance PLC
6.000%, 10/11/2017	GBP	16,000	30,261
NRG Energy, Inc.
6.250%, 07/15/2022 (S)		$350,000	371,000
6.625%, 03/15/2023		350,000	373,625
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	278,049
Perusahaan Gas Negara Persero Tbk PT
5.125%, 05/16/2024 (S)		745,000	749,656
Perusahaan Listrik Negara PT
5.250%, 10/24/2042		200,000	176,000
PPL Capital Funding, Inc.
1.900%, 06/01/2018		55,000	55,002
3.400%, 06/01/2023		215,000	215,277
3.500%, 12/01/2022		275,000	280,000
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		430,000	451,801
Public Service Company of Oklahoma
5.150%, 12/01/2019		35,000	39,715
Ruwais Power Company PJSC
6.000%, 08/31/2036 (S)		200,000	225,338
RWE Finance BV
1.875%, 01/30/2020	EUR	40,000	55,898
6.500%, 04/20/2021	GBP	20,000	39,800
Scottish Power UK PLC
6.750%, 05/29/2023		6,000	12,280
8.375%, 02/20/2017		20,000	39,061
Severn Trent Utilities Finance PLC
6.125%, 02/26/2024		20,000	40,192
Snam SpA
5.000%, 01/18/2019	EUR	100,000	158,173
Southern Company
1.950%, 09/01/2016		$115,000	118,025
Southwest Gas Corp.
3.875%, 04/01/2022		65,000	68,588
Talent Yield Investments, Ltd.
4.500%, 04/25/2022 (S)		200,000	207,070
TECO Finance, Inc.
5.150%, 03/15/2020		190,000	214,547
6.572%, 11/01/2017		37,000	42,710

			16,631,642

TOTAL CORPORATE BONDS (Cost $402,214,481)			$418,916,639

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
GE Capital Trust IV (4.625% to
09/15/2016, then month EURIBOR
+1.600%)
09/15/2066	EUR	50,000	$71,054
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		$510,000	562,275

			633,329

TOTAL CAPITAL PREFERRED SECURITIES (Cost $576,313)			$633,329

MUNICIPAL BONDS - 0.7%
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038		165,000	195,522
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040		245,000	299,657
City of Chicago (Illinois)
6.395%, 01/01/2040		150,000	188,163
City of New York (New York)
6.271%, 12/01/2037		115,000	145,923
Commonwealth of Massachusetts
4.500%, 08/01/2031		190,000	206,401
Denver City & County School District
No. 1 (Colorado)
4.242%, 12/15/2037		130,000	125,951
District of Columbia
5.250%, 12/01/2034		200,000	230,432
5.591%, 12/01/2034		40,000	47,809
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040		135,000	170,275
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
1.298%, 07/01/2016		475,000	480,771
2.995%, 07/01/2020		265,000	268,837
Government Development Bank for
Puerto Rico
3.448%, 02/01/2015		70,000	68,613
3.800%, 08/01/2015		150,000	144,026
5.000%, 12/01/2015		310,000	293,285
Guam Power Authority
7.500%, 10/01/2015		75,000	75,954
JobsOhio Beverage System
4.532%, 01/01/2035		125,000	127,021
Kansas Development Finance Authority
5.501%, 05/01/2034		120,000	132,793
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040		185,000	230,845
Los Angeles Department of Water &
Power (California)
5.000%, 07/01/2043		235,000	259,980
Maryland State Transportation Authority
5.888%, 07/01/2043		125,000	156,945
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039		55,000	80,113
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042		95,000	121,159

142

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York City Transitional Finance
Authority Future Tax Secured Revenue
(New York)
5.000%, 11/01/2024	$110,000	$130,368
5.000%, 02/01/2025	105,000	123,472
New York State Urban
Development Corp., Series A-1
5.000%, 03/15/2043	360,000	396,821
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	555,000	553,296
Port Authority of New York & New Jersey
(New York)
4.458%, 10/01/2062	340,000	340,503
Regional Transportation District
(Colorado)
5.000%, 11/01/2038	195,000	217,493
San Diego County Water Authority
(California)
6.138%, 05/01/2049	100,000	130,148
South Carolina State Public Service
Authority
4.322%, 12/01/2027	260,000	269,451
State of California
5.000%, 04/01/2043	45,000	49,480
State of Delaware
5.000%, 08/01/2024	110,000	135,874
State of Oregon
5.892%, 06/01/2027	60,000	73,130
State of Washington
5.000%, 07/01/2024	185,000	221,815
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	195,000	216,544
University of California
0.651%, 07/01/2041 (P)	85,000	85,092
University of Texas System
5.000%, 08/15/2043	315,000	353,698
University of Virginia
5.000%, 06/01/2043	75,000	84,986
Utah Transit Authority
5.937%, 06/15/2039	135,000	168,681
Utility Debt Securitization Authority (New
York)
2.042%, 06/15/2021	170,000	171,465
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	40,711

TOTAL MUNICIPAL BONDS (Cost $7,419,529)		$7,813,503

TERM LOANS (M) - 1.3%
Consumer Discretionary - 0.5%
Atlantic Broadband Penn LLC
3.250%, 12/02/2019	221,625	219,132
Delta 2 (Lux) SARL
4.500%, 04/30/2019	980,125	984,290
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	75,000	74,698
JC Penney Corp., Inc.
6.000%, 05/22/2018	895,313	901,048
Las Vegas Sands LLC
3.250%, 12/19/2020	219,450	219,141

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
McGraw-Hill Global Education
Holdings LLC
5.750%, 03/22/2019	$169,433	$171,763
MGM Resorts International
3.500%, 12/20/2019	98,750	98,472
Peninsula Gaming LLC
4.250%, 11/20/2017	528,042	528,530
Station Casinos LLC
4.250%, 03/02/2020	647,202	647,843
SuperMedia, Inc., PIK
11.600%, 12/30/2015	438,110	363,632
Univision Communications, Inc.
4.000%, 03/01/2020	709,607	707,073
4.000%, 03/02/2020	247,500	246,675
Village Roadshow, Ltd.
4.750%, 11/21/2017	67,125	67,796
Weight Watchers International, Inc.
4.000%, 04/02/2020	448,867	355,446

		5,585,539
Consumer Staples - 0.1%
HJ Heinz Company
3.500%, 06/05/2020	198,500	199,442
PF Chang’s China Bistro, Inc.
4.250%, 07/02/2019	698,258	695,639

		895,081
Energy - 0.1%
Foresight Energy LLC
5.500%, 08/19/2020	298,500	299,992
MEG Energy Corp.
3.750%, 03/31/2020	123,422	123,731
Murray Energy Corp.
5.250%, 12/05/2019	175,000	176,896
Philadelphia Energy Solutions Refining
and Marketing LLC
6.250%, 04/04/2018	473,490	424,563
TGGT Holdings LLC
6.500%, 11/15/2018	296,250	299,213

		1,324,395
Financials - 0.2%
Asurion LLC
5.000%, 05/24/2019	649,358	650,575
8.500%, 03/03/2021	625,000	639,531
CeramTec Acquisition Corp.
4.250%, 08/28/2020	6,985	6,979
Gardner Denver, Inc.
4.250%, 07/30/2020	199,000	198,801
Nuveen Investments, Inc.
4.151%, 05/15/2017	325,399	325,806
6.500%, 02/28/2019	200,000	201,950
PQ Corp.
4.000%, 08/07/2017	246,875	247,441

		2,271,083
Health Care - 0.1%
Biomet, Inc.
3.658%, 07/25/2017	193,474	193,754
Community Health Systems, Inc.
4.250%, 01/27/2021	274,313	275,770
HCA, Inc.
2.984%, 05/01/2018	577,082	577,683

143

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Health Care (continued)
Ortho-Clinical Diagnostics, Inc.
TBD 06/30/2021 (T)	$250,000	$251,025

		1,298,232
Industrials - 0.1%
CeramTec GmbH
4.250%, 08/28/2020	21,365	21,347
CeramTec Service GmbH
4.250%, 08/31/2020	70,481	70,423
Navistar, Inc.
5.750%, 08/17/2017	150,000	152,344
Tervita Corp. TBD 05/15/2018 (T)	250,000	250,000

		494,114
Information Technology - 0.1%
Activision Blizzard, Inc.
3.250%, 10/12/2020	190,688	190,777
Alcatel-Lucent USA, Inc.
4.500%, 01/30/2019	222,188	222,512
Dell International LLC
4.500%, 04/29/2020	173,128	172,714
First Data Corp.
4.150%, 03/24/2021	237,724	237,920

		823,923
Materials - 0.0%
Eagle Spinco, Inc.
3.500%, 01/27/2017	98,256	97,970
Univar, Inc.
5.000%, 06/30/2017	296,936	296,883

		394,853
Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	263,704	264,034
Utilities - 0.1%
Equipower Resources Holdings LLC
4.250%, 12/21/2018	560,821	562,457
4.250%, 12/31/2019	694,752	697,574

		1,260,031

TOTAL TERM LOANS (Cost $14,559,130)		$14,611,285

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.9%
Commercial & Residential - 2.4%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.390%, 11/25/2035 (P)	5,029	4,966
Alternative Loan Trust, Series 2004-33,
Class 4A1 2.559%, 12/25/2034 (P)	145,931	140,759
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-1, Class A4,
5.372%, 09/10/2045 (P)	225,000	238,133
Series 2006-2, Class A4,
5.730%, 05/10/2045 (P)	210,000	225,767
Series 2006-4, Class A4,
5.634%, 07/10/2046	254,073	274,610
Series 2006-5, Class AM,
5.448%, 09/10/2047	425,000	456,656
Series 2007-4, Class A4,
5.755%, 02/10/2051 (P)	114,796	128,274
Series 2007-4, Class AM,
5.822%, 02/10/2051 (P)	210,000	235,579

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage, Inc., Series 2006-3,
Class AM 5.852%, 07/10/2044 (P)	$300,000	$318,032
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.449%, 02/20/2035 (P)	6,753	6,562
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A4,
4.668%, 07/10/2043	305,000	312,532
Series 2007-1, Class AAB,
5.422%, 01/15/2049	142,344	142,423
Series 2007-5, Class A4,
5.492%, 02/10/2051	960,000	1,043,262
Series 2005-3, Class A2,
4.501%, 07/10/2043	20,529	20,549
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
2.630%, 03/25/2035 (P)	110,120	101,741
Series 2004-A, Class 2A2,
2.680%, 02/25/2034 (P)	46,538	46,676
Series 2004-D, Class 2A2,
2.636%, 05/25/2034 (P)	23,476	23,656
Series 2004-H, Class 2A2,
2.747%, 09/25/2034 (P)	63,351	63,432
Series 2004-I, Class 3A2,
2.746%, 10/25/2034 (P)	13,219	13,219
Series 2005-J, Class 3A1,
2.806%, 11/25/2035 (P)	104,978	99,276
Bear Stearns Alt-A Trust, Series 2006-1,
Class 11A1 0.630%, 02/25/2036 (P)	168,591	138,401
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	363,000	369,713
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	95,000	103,393
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	678,739
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	296,574	305,045
Series 2006-T24, Class A4,
5.537%, 10/12/2041	108,490	118,093
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A1,
1.102%, 11/10/2046	108,487	108,518
Series 2014-GC21, Class A1,
1.242%, 05/10/2047	120,000	120,138
Series 2014-GC21, Class AS,
4.026%, 05/10/2047	615,000	637,809
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AMFX 5.366%, 12/11/2049 (P)	590,000	625,097
COBALT CMBS Commercial
Mortgage Trust, Series 2007-C3,
Class AM 5.772%, 05/15/2046 (P)	150,000	165,629
Commercial Mortgage Pass
Through Certificates
Series 2005-C6, Class A5B,
5.167%, 06/10/2044 (P)	45,000	47,057
Series 2007-C9, Class A4,
5.795%, 12/10/2049 (P)	675,000	757,278

144

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2012-LC4, Class A1,
1.156%, 12/10/2044	$32,293	$32,448
Series 2013-CR13, Class C,
4.757%, 10/10/2046 (P)	165,000	172,639
Series 2014-CR15, Class A1,
1.218%, 02/10/2047	326,602	326,912
Series 2014-CR15, Class C,
4.769%, 02/10/2047 (P)	145,000	152,101
Series 2014-CR17, Class A1,
1.275%, 05/10/2047	90,000	90,085
Series 2014-TWC, Class A,
1.002%, 02/13/2032 (P) (S)	280,000	280,092
Series 2014-UBS2, Class A1,
1.298%, 03/10/2047	78,305	78,348
Commercial Mortgage Trust
Series 2007-GG9, Class AM,
5.475%, 03/10/2039	305,000	328,185
Series 2007-GG9, Class AMFX,
5.475%, 03/10/2039	400,000	428,696
Credit Suisse Mortgage Capital
Certificates, Series 2008-C1, Class A3
5.976%, 02/15/2041 (P)	145,000	163,133
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.550%, 04/25/2035 (P)	111,283	99,708
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A,
0.991%, 09/19/2044 (P)	113,969	109,265
Series 2004-AR4, Class 2A1A,
0.511%, 01/19/2045 (P)	479,145	420,277
Fosse Master Issuer PLC
Series 2011-1A, Class A5,
1.728%, 10/18/2054 (P) (S)	200,000	203,474
Series 2012-1A, Class 3A1,
1.726%, 10/18/2054 (P) (S)	210,000	216,320
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.061%, 06/19/2035 (P)	33,379	33,416
GreenPoint MTA Trust, Seres 2005-AR1,
Class A1 0.390%, 06/25/2045 (P)	198,892	159,755
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	27,438	27,411
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	2,363	2,362
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	185,000	196,238
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	270,000	263,914
Series 2014-GC20, Class B,
4.529%, 04/10/2047 (P)	180,000	189,573
GS Mortgage Securities Corp. Trust,
Series 2014-GC20, Class A1
1.343%, 04/10/2047	64,182	64,360
GS Mortgage Securities Trust,
Series 2013-GC13, Class A1
1.206%, 07/10/2046	95,623	95,895

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A,
0.371%, 05/19/2035 (P)	$55,055	$48,678
Series 2006-9, Class 2A1A,
0.361%, 11/19/2036 (P)	588,794	440,161
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.877%, 10/15/2054 (P) (S)	572,942	578,493
Series 2012-3A, Class B1,
2.427%, 10/15/2054 (P) (S)	250,000	260,225
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.420%, 10/25/2035 (P)	167,109	149,720
Series 2005-4, Class A2,
0.480%, 10/25/2035 (P)	114,782	103,286
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.930%, 10/25/2036 (P)	236,508	188,692
JPMBB Commercial
Mortgage Securities Trust
1.266%, 04/15/2047	100,000	100,088
4.243%, 04/15/2047 (P)	200,000	210,893
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.340%, 06/25/2037 (P)	79,384	75,027
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	120,000	120,861
Series 2004-PNC1, Class A4,
5.562%, 06/12/2041 (P)	11,655	11,652
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	75,000	80,085
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	915,000	1,001,835
Series 2007-CB19, Class A4,
5.703%, 02/12/2049 (P)	735,000	813,871
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	340,000	378,126
Series 2007-LD12, Class AM,
6.006%, 02/15/2051 (P)	270,000	301,062
Series 2011-C4, Class A1,
1.525%, 07/15/2046 (S)	4,093	4,094
Series 2012-C6, Class A1,
1.031%, 05/15/2045	24,504	24,592
Series 2013-C16, Class A1,
1.223%, 12/15/2046	162,263	162,584
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	890,000	968,606
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB19, Class AM,
5.703%, 02/12/2049 (P)	740,000	805,219
Series 2007-LD11, Class AM,
5.804%, 06/15/2049 (P)	80,000	84,911
Series 2012-C8, Class A3,
2.829%, 10/15/2045	350,000	344,780
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	66,506	67,106
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.450%, 10/25/2035 (P)	191,436	147,257

145

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4,
4.568%, 01/15/2031	$6,145	$6,360
Series 2005-C5, Class A4,
4.954%, 09/15/2030	34,497	35,668
Series 2005-C7, Class A4,
5.197%, 11/15/2030 (P)	60,000	62,140
Series 2006-C6, Class A4,
5.372%, 09/15/2039	110,000	119,549
Series 2007-C1, Class A4,
5.424%, 02/15/2040	134,115	146,943
Series 2007-C2, Class AM,
5.493%, 02/15/2040 (P)	225,000	241,257
Series 2007-C6, Class AM,
6.114%, 07/15/2040 (P)	175,000	194,759
Series 2008-C1, Class A2,
6.151%, 04/15/2041 (P)	630,000	720,056
Series 2008-C1, Class AM,
6.151%, 04/15/2041 (P)	65,000	74,428
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	339,883
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.570%, 12/25/2035 (P)	125,000	120,865
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AM,
5.782%, 08/12/2043 (P)	235,000	255,910
Series 2008-C1, Class A4,
5.690%, 02/12/2051	294,172	330,324
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C11, Class A1,
1.308%, 08/15/2046	160,026	160,711
Series 2013-C12, Class A1,
1.313%, 10/15/2046	190,807	191,558
Series 2014-C14, Class A1,
1.250%, 02/15/2047	72,642	72,669
Series 2014-C15, Class B,
4.565%, 04/15/2047 (P)	135,000	142,932
Morgan Stanley Capital I Trust
Series 2005-T17, Class A5,
4.780%, 12/13/2041	53,507	54,164
Series 2006-HQ9, Class A4,
5.731%, 07/12/2044 (P)	210,988	227,699
Series 2007-IQ14, Class AM,
5.685%, 04/15/2049 (P)	105,000	111,999
Series 2007-IQ14, Class AMFX,
5.685%, 04/15/2049 (P)	340,000	361,593
Series 2012-C4, Class A2,
2.111%, 03/15/2045	155,000	158,183
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	3,925	3,855
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	348,356	317,326
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	175,406	169,608
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.584%, 04/25/2037 (P)	128,677	118,729
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.583%, 03/15/2025 (P)	3,078	3,394

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wachovia Bank Commercial
Mortgage Trust, Series 2007-C34,
Class A3 5.678%, 05/15/2046	$100,000	$110,832
WaMu Mortgage Pass
Through Certificates
Series 2005-AR11, Class A1C3,
0.660%, 08/25/2045 (P)	128,209	113,532
Series 2005-AR12, Class 2A1,
2.539%, 09/25/2035 (P)	29,145	29,267
Series 2005-AR13, Class A1A1,
0.440%, 10/25/2045 (P)	30,572	28,631
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-G, Class A3,
3.379%, 06/25/2034 (P)	37,248	37,527
Series 2006-2, Class 2A1,
0.850%, 03/25/2036 (P)	116,153	94,218
Series 2003-O, Class 5A1,
2.514%, 01/25/2034 (P)	50,913	51,048
WF-RBS Commercial Mortgage Trust
Series 2011-C2
1.283%, 05/15/2047	170,000	170,318
4.176%, 05/15/2047	325,000	340,894
Series 2013-C13, Class A4,
3.001%, 05/15/2045	275,000	270,424
Series 2013-C16, Class A1,
1.406%, 09/15/2046	88,278	88,919
Series 2014-C19, Class AS,
4.271%, 03/15/2047	280,000	296,029
Series 2014-C19, Class B,
4.723%, 03/15/2047 (P)	85,000	90,938
Series 2014-LC14, Class A1,
1.193%, 03/15/2047	110,358	110,384

		26,253,048
U.S. Government Agency - 0.5%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.596%, 08/01/2028	2,230	2,057
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	741	5
Series 3153, Class UG,
0.601%, 05/15/2036 (P)	38,583	38,714
Series 3913, Class FA,
0.651%, 08/15/2041 (P)	213,322	213,767
Series 4077, Class MF,
0.651%, 07/15/2042 (P)	355,082	354,398
Series K025, Class A1,
1.875%, 04/25/2022	223,269	222,413
Series K502, Class A2,
1.426%, 08/25/2017	400,000	404,182
Series K712, Class A1,
1.369%, 05/25/2019	316,851	317,753
Federal National Mortgage Association
Series 2012-79, Class FM,
0.600%, 07/25/2042 (P)	127,083	126,727
Series 319, Class 2 IO,
6.500%, 02/01/2032	6,655	1,374
Government National
Mortgage Association
4.750%, 07/16/2038	275,000	307,347
Series 1998-6, Class EA PO,
0.020%, 03/16/2028	11,349	10,971

146

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	$15,036	$15,265
Series 2004-47, Class QV,
6.000%, 09/16/2020	408,102	434,974
Series 2009-75, Class G,
4.500%, 07/20/2030	9,375	9,587
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	213,810	25,146
Series 2010-109, Class CI IO,
4.500%, 12/20/2037	1,095,360	135,333
Series 2010-127, Class JI IO,
4.000%, 02/20/2039	826,215	98,894
Series 2010-127, Class PI IO,
4.000%, 05/20/2033	67,138	2,358
Series 2010-128, Class JC,
4.000%, 06/20/2039	60,000	64,066
Series 2010-144, Class BC,
4.000%, 09/16/2039	285,000	302,647
Series 2010-164, Class VD,
4.000%, 12/20/2030	400,000	432,316
Series 2010-165, Class IP IO,
4.000%, 04/20/2038	2,384,602	316,507
Series 2010-42, Class PI IO,
4.500%, 09/20/2037	2,661,364	318,983
Series 2010-84, Class NI IO,
4.500%, 12/20/2036	796,231	53,543
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	1,902,019	264,774
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	349,161	43,264
Series 2010-98, Class PI IO,
4.500%, 10/20/2037	316,957	37,797
Series 2011-123, Class MA,
4.000%, 07/20/2041	485,000	515,189
Series 2011-2, Class HI IO,
4.000%, 12/20/2035	164,289	11,587
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	511,517	83,574
Series 2011-51, Class NX,
4.000%, 10/20/2038	450,000	482,410
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	90,542	14,718
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	237,187	48,667

		5,711,307

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $31,504,283)		$31,964,355

ASSET BACKED SECURITIES - 2.9%
Ally Auto Receivables Trust
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	195,000	201,351
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	100,000	102,764
Series 2014-SN1, Class A3,
0.750%, 02/21/2017	160,000	160,157
Ally Master Owner Trust
Series 2012-1, Class A1,
0.951%, 02/15/2017 (P)	345,000	346,460

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ally Master Owner Trust (continued)
Series 2012-5, Class A,
1.540%, 09/15/2019	$535,000	$535,915
Series 2013-1, Class A2,
1.000%, 02/15/2018	200,000	200,729
Series 2014-1, Class A2,
1.290%, 01/15/2019	125,000	125,328
American Express Credit
Account Master Trust
Series 2011-1, Class A,
0.321%, 04/17/2017 (P)	215,000	215,062
Series 2012-5, Class C,
1.070%, 05/15/2018 (S)	200,000	201,130
Series 2014-1, Class A,
0.521%, 12/15/2021 (P)	365,000	365,015
AmeriCredit
Automobile Receivables Trust
Series 2011-1, Class C,
2.850%, 08/08/2016	75,000	75,685
Series 2011-2, Class B,
2.330%, 03/08/2016	65,903	65,931
Series 2011-4, Class A3,
1.170%, 05/09/2016	18,955	18,963
Series 2011-5, Class A3,
1.550%, 07/08/2016	131,201	131,385
Series 2012-1, Class A3,
1.230%, 09/08/2016	41,752	41,802
Series 2012-1, Class B,
1.730%, 02/08/2017	80,000	80,566
Series 2012-1, Class C,
2.670%, 01/08/2018	30,000	30,613
Series 2012-5, Class C,
1.690%, 11/08/2018	100,000	101,110
Series 2013-4, Class A3,
0.960%, 04/09/2018	60,000	60,261
Series 2013-5, Class B,
1.520%, 01/08/2019	140,000	139,969
Series 2012-4, Class C,
1.930%, 08/08/2018	140,000	142,197
ARI Fleet Lease Trust, Series 2014-A,
Class A2
0.810%, 11/15/2022 (S)	200,000	200,177
Avis Budget Rental Car
Funding AESOP LLC
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	410,000	409,452
Series 2013-2A, Class A,
2.970%, 02/20/2020 (S)	300,000	311,245
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	585,000	590,844
BA Credit Card Trust, Series 2014-A2,
Class A
0.421%, 09/16/2019 (P)	475,000	475,000
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	13,786	13,819
Barclays Dryrock Issuance Trust,
Series 2014-2, Class A
0.491%, 03/16/2020 (P)	215,000	215,000
BMW Vehicle Lease Trust, Series 2013-1,
Class A3
0.540%, 09/21/2015	110,000	110,113

147

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
BMW Vehicle Owner Trust,
Series 2011-A, Class A3
0.760%, 08/25/2015	$21,189	$21,206
Cabela’s Master Credit Card Trust
0.501%, 03/16/2020 (P)	75,000	75,031
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	220,000	220,515
Series 2013-1, Class B,
1.290%, 04/20/2018	30,000	30,076
Series 2013-1, Class C,
1.740%, 10/22/2018	30,000	30,082
Series 2013-2, Class A3,
1.240%, 10/20/2017	175,000	176,452
Series 2013-4, Class A3,
1.090%, 03/20/2018	840,000	841,719
Series 2014-1, Class A3,
1.320%, 06/20/2018	135,000	135,672
Series 2014-1, Class B,
2.220%, 01/22/2019	40,000	40,547
Series 2014-1, Class C,
2.840%, 04/22/2019	55,000	56,235
Series 2014-2, Class A3,
1.260%, 05/21/2018	270,000	270,620
Series 2014-2, Class B,
2.030%, 12/20/2018	85,000	85,485
Series 2014-2, Class C,
2.410%, 05/20/2019	75,000	75,482
CarMax Auto Owner Trust
Series 2010-3, Class A4,
1.410%, 02/16/2016	99,995	100,320
Series 2011-2, Class A3,
0.910%, 12/15/2015	27,155	27,167
Series 2012-1, Class A3,
0.890%, 09/15/2016	37,861	37,951
Series 2012-3, Class D,
2.290%, 04/15/2019	150,000	152,703
Series 2013-3, Class A3,
0.970%, 04/16/2018	325,000	326,939
Series 2014-1, Class B,
1.690%, 08/15/2019	20,000	20,019
Series 2014-1, Class C,
1.930%, 11/15/2019	30,000	30,073
Series 2014-1, Class D,
2.430%, 08/17/2020	295,000	295,653
CCG Receivables Trust, Series 2014-1,
Class A2
1.060%, 11/15/2021 (S)	400,000	399,625
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	10,331	10,049
Series 2002-4, Class 2A1,
0.890%, 10/25/2032 (P)	5,416	5,099
Chase Issuance Trust
Series 2013-A8, Class A8,
1.010%, 10/15/2018	455,000	456,665
Series 2014-A5, Class A5,
0.521%, 04/15/2021 (P)	370,000	370,152
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	94,685	94,838

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust,
Series 2013-A6, Class A6
1.320%, 09/07/2018	$150,000	$151,596
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	645,175	663,659
CNH Equipment Trust
Series 2012-A, Class A3,
0.940%, 05/15/2017	132,925	133,252
Series 2012-D, Class B,
1.270%, 05/15/2020	290,000	290,226
Series 2013-C, Class A3,
1.020%, 08/15/2018	195,000	196,176
Series 2013-D, Class A3,
0.770%, 10/15/2018	535,000	535,725
Series 2014-A, Class A3,
0.840%, 05/15/2019	135,000	135,099
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
0.751%, 08/15/2019 (P) (S)	410,000	411,462
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.755%, 01/25/2034 (P)	89,022	83,459
Diamond Resorts Owner Trust,
Series 2013-2, Class A
2.270%, 05/20/2026 (S)	400,041	402,753
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	657,050	709,929
Dryrock Issuance Trust, Series 2013-1,
Class A
0.491%, 07/16/2018 (P)	200,000	200,236
Enterprise Fleet Financing LLC
Series 2013-1, Class A2,
0.680%, 09/20/2018 (S)	161,501	161,512
Series 2013-2, Class A2,
1.060%, 03/20/2019 (S)	490,000	491,574
Series 2014-1, Class A2,
0.870%, 09/20/2019 (S)	200,000	200,063
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A
1.060%, 08/15/2018 (S)	160,000	159,994
Ford Credit Auto Lease Trust
Series 2012-B, Class B,
1.100%, 12/15/2015 (S)	200,000	200,841
Series 2012-B, Class C,
1.500%, 03/15/2017 (S)	200,000	201,176
Series 2013-B, Class B,
1.230%, 11/15/2016	115,000	115,094
Series 2013-B, Class C,
1.510%, 08/15/2017	80,000	80,380
Ford Credit Auto Owner Trust
Series 2010-A, Class D,
4.050%, 10/15/2016	100,000	100,715
Series 2013-D, Class A3,
0.670%, 04/15/2018	120,000	120,033
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	225,000	227,684
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	205,000	210,469
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	630,000	649,393

148

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master
Owner Trust (continued)
Series 2012-2, Class A,
1.920%, 01/15/2019	$550,000	$561,895
GE Capital Credit Card Master Note Trust
Series 2009-4, Class C,
7.820%, 11/15/2017 (S)	100,000	103,195
Series 2010-1, Class C,
5.750%, 03/15/2018 (S)	200,000	207,418
Series 2011-2, Class A,
0.631%, 05/15/2019 (P)	190,000	190,007
Series 2012-2, Class A,
2.220%, 01/15/2022	480,000	481,918
Series 2012-A, Class A,
1.030%, 01/15/2018	195,000	195,629
GE Dealer Floorplan Master Note Trust
Series 2012-4, Class A,
0.589%, 10/20/2017 (P)	250,000	250,582
Series 2013-1, Class A,
0.549%, 04/20/2018 (P)	205,000	205,585
GE Equipment Small Ticket LLC
Series 2013-1A, Class A3,
1.020%, 02/24/2017 (S)	300,000	302,078
Series 2014-1A, Class A3,
0.950%, 09/25/2017 (S)	285,000	286,208
GE Equipment Transportation LLC
Series 2012-1, Class A3,
0.990%, 11/23/2015	24,858	24,891
Series 2013-2, Class A3,
0.920%, 09/25/2017	190,000	190,726
GreatAmerica Leasing Receivables
Series 2014-1, Class A3,
0.890%, 07/15/2017 (S)	165,000	165,412
Series 2014-1, Class A4,
1.470%, 08/15/2020 (S)	135,000	134,925
GSAA Home Equity Trust
Series 2005-11, Class 2A1,
0.430%, 10/25/2035 (P)	57,709	53,914
Series 2005-14, Class 2A3,
0.500%, 12/25/2035 (P)	83,415	69,743
Series 2005-MTR1, Class A4,
0.520%, 10/25/2035 (P)	365,000	347,858
Series 2007-7, Class 2A1,
0.200%, 07/25/2037 (P)	251,365	221,300
GSAA Trust, Series 2005-8, Class A3
0.580%, 06/25/2035 (P)	242,530	231,807
Honda Auto Receivables Owner Trust
Series 2013-4, Class A3,
0.690%, 09/18/2017	320,000	320,674
Series 2013-4, Class A4,
1.040%, 02/18/2020	125,000	125,346
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3
0.320%, 05/25/2037 (P)	143,601	133,306
Huntington Auto Trust
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	29,682	29,722
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	175,000	178,617
Series 2012-1, Class A3,
0.810%, 09/15/2016	204,263	204,685
Hyundai Auto Lease Securitization Trust
Series 2013-B, Class A2,
0.750%, 03/15/2016 (S)	363,905	364,608

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Hyundai Auto Lease
Securitization Trust (continued)
Series 2012-A, Class A4,
1.050%, 04/17/2017 (S)	$100,000	$100,290
Hyundai Auto Receivables Trust
Series 2011-B, Class D,
3.510%, 11/15/2017	130,000	134,912
Series 2012-A, Class A3,
0.720%, 03/15/2016	55,732	55,776
Series 2013-A, Class A4,
0.750%, 09/17/2018	175,000	174,785
Invitation Homes Trust
Series 2013-SFR1, Class A,
1.400%, 12/17/2030 (P) (S)	104,248	104,772
Series 2014-SFR1, Class A,
1.151%, 06/17/2031 (S)	260,000	260,266
John Deere Owner Trust, Series 2013-A,
Class A3
0.600%, 03/15/2017	185,000	185,452
Kubota Credit Owner Trust
Series 2014-1A, Class A2,
0.580%, 02/15/2017 (S)	175,000	175,018
Series 2014-1A, Class A4,
1.670%, 07/15/2020 (S)	540,000	541,969
Mercedes-Benz Auto Lease Trust
Series 2013-B, Class A3,
0.620%, 07/15/2016	240,000	240,377
Series 2013-B, Class A4,
0.760%, 07/15/2019	270,000	270,748
Mercedes-Benz Auto Receivables Trust,
Series 2011-1, Class A4
1.220%, 12/15/2017	299,209	299,561
Mercedes-Benz Master Owner Trust,
Series 2012-AA, Class A
0.790%, 11/15/2017 (S)	185,000	185,512
Motor PLC
Series 2013-1A, Classs A1,
0.650%, 02/25/2021 (P) (S)	166,821	182,120
Series 2014-1A, Class A1,
0.645%, 08/25/2021 (P) (S)	238,567	238,764
Series 2012-A, Class A1C,
1.286%, 02/25/2020 (S)	320,000	320,272
MVW Owner Trust
2.150%, 04/22/2030 (S)	166,129	168,134
Navistar Financial
Dealer Note Master Trust
0.830%, 09/25/2018 (P) (S)	140,000	140,430
Series 2013-1, Class A,
0.820%, 01/25/2018 (P) (S)	220,000	220,029
Nissan Auto Lease Trust
Series 2012-A, Class A3,
0.980%, 05/15/2015	12,643	12,646
Series 2012-A, Class A4,
1.130%, 05/15/2017	180,000	180,161
Series 2013-B, Class A3,
0.750%, 06/15/2016	140,000	140,373
Nissan Auto Receivables Owner Trust
Series 2013-C, Class A3,
0.670%, 08/15/2018	360,000	359,628
Series 2014-A, Class A3,
0.720%, 08/15/2018	235,000	235,124

149

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A
2.280%, 11/15/2019 (S)	$470,000	$481,782
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033 (P)	9,381	9,075
Sierra Timeshare
Receivables Funding LLC
Series 2013-1A, Class A,
1.590%, 11/20/2029 (S)	182,610	183,502
Series 2013-2A, Class A,
2.280%, 11/20/2025 (S)	228,756	231,937
Series 2013-3A, Class A,
2.200%, 10/20/2030 (S)	291,220	293,429
Series 2014-1A, Class A,
2.070%, 03/20/2030 (S)	524,382	526,370
SLM Student Loan Trust, Series 2008-4,
Class A2
1.279%, 07/25/2016 (P)	81,036	81,445
SMART Trust
Series 2012-2USA, Class A4A,
2.060%, 03/14/2018 (S)	480,000	491,089
Series 2012-4US, Class A3A,
0.970%, 03/14/2017	210,000	210,756
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	190,000	190,469
Series 2013-1US, Class A3A,
0.840%, 09/14/2016	90,000	90,209
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	105,000	104,969
Series 2013-2US, Class A4A,
1.180%, 02/14/2019	235,000	234,765
Series 2014-1US, Class A3A,
0.950%, 02/14/2018	225,000	225,445
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036 (P)	33,422	34,545
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A3
0.750%, 02/16/2016	42,706	42,781
Volkswagen Auto Lease Trust
Series 2014-A, Class A3,
0.800%, 04/20/2017	140,000	140,396
Series 2012-A, Class A4,
1.060%, 05/22/2017	170,000	170,429
Volvo Financial Equipment LLC,
Series 2014-1A, Class A3
0.820%, 04/16/2018 (S)	105,000	104,990
Wheels SPV LLC
Series 2012-1, Class A2,
1.190%, 03/20/2021 (S)	55,470	55,617
Series 2014-1A, Class A2,
0.840%, 03/20/2023 (S)	200,000	199,987
Series 2014-1A, Class A3,
1.460%, 03/20/2023 (S)	200,000	199,958
World Omni Master Owner Trust,
Series 2013-1, Class A
0.501%, 02/15/2018 (P) (S)	115,000	115,140

TOTAL ASSET BACKED SECURITIES (Cost $31,589,783)		$31,815,171

COMMON STOCKS - 12.8%
Consumer Discretionary - 1.5%
Altice SA (I)	4,950	$358,970

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Cablevision Systems Corp., Class A (L)	37,000	$652,310
Carnival Corp.	32,200	1,288,966
Coach, Inc.	7,400	301,254
Comcast Corp., Class A	13,700	715,140
Ford Motor Company	49,800	818,712
General Motors Company	33,299	1,151,480
Genuine Parts Company	9,700	837,401
Johnson Controls, Inc.	19,800	957,528
Kohl’s Corp.	27,300	1,486,212
Liberty Global PLC, Series A (I)	5,300	238,606
Liberty Global PLC, Series C (I)	2,500	107,000
Macy’s, Inc.	18,500	1,107,965
Mattel, Inc.	38,600	1,498,838
Pearson PLC	21,032	413,060
Staples, Inc.	65,900	741,375
The Madison Square
Garden, Inc., Class A (I)	10,425	571,811
The New York Times Company, Class A	33,000	490,380
The Walt Disney Company	9,900	831,699
Tiffany & Company	1,000	99,410
Time Warner, Inc.	22,333	1,559,513
Whirlpool Corp.	1,000	143,550

		16,371,180
Consumer Staples - 0.6%
Archer-Daniels-Midland Company	37,100	1,667,274
Avon Products, Inc.	50,500	721,645
Campbell Soup Company (L)	29,400	1,349,460
McCormick & Company, Inc.	8,200	592,942
PepsiCo, Inc.	14,900	1,316,117
The Clorox Company (L)	16,100	1,442,882

		7,090,320
Energy - 2.1%
Anadarko Petroleum Corp.	15,800	1,625,188
Apache Corp.	29,700	2,768,634
BP PLC, ADR	16,200	817,290
Chevron Corp.	26,600	3,266,214
ConocoPhillips	8,300	663,502
CONSOL Energy, Inc.	27,300	1,205,841
Diamond Offshore Drilling, Inc. (L)	17,400	888,444
Eni SpA	12,927	329,229
Exxon Mobil Corp.	27,600	2,774,628
Hess Corp.	19,900	1,816,870
Murphy Oil Corp.	24,500	1,510,915
Petroleo Brasileiro SA, ADR	56,800	800,880
Royal Dutch Shell PLC, ADR	28,900	2,271,540
Schlumberger, Ltd.	15,000	1,560,600
Talisman Energy, Inc.	27,100	279,672

		22,579,447
Financials - 2.5%
American Express Company	16,800	1,537,200
Bank of America Corp.	144,485	2,187,503
Crown Castle International Corp.	2,500	191,825
Digital Realty Trust, Inc.	11,200	644,000
JPMorgan Chase & Company	64,400	3,578,708
Legg Mason, Inc.	24,900	1,216,116
Loews Corp.	10,000	431,300
Marsh & McLennan Companies, Inc.	37,700	1,895,179
Northern Trust Corp.	22,400	1,352,960
Regions Financial Corp.	51,900	528,861
Sun Life Financial, Inc.	16,500	558,525
SunTrust Banks, Inc.	37,900	1,452,328

150

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials (continued)
The Allstate Corp.	21,100	$1,229,286
The Bank of New York Mellon Corp.	1,000	34,560
The Chubb Corp.	7,300	676,418
The PNC Financial Services Group, Inc.	24,800	2,114,696
U.S. Bancorp	60,500	2,552,495
Wells Fargo & Company	65,800	3,341,324
Weyerhaeuser Company	36,389	1,143,342
Willis Group Holdings PLC	10,000	419,400

		27,086,026
Health Care - 0.8%
Bristol-Myers Squibb Company	29,100	1,447,434
GlaxoSmithKline PLC	28,099	754,077
Johnson & Johnson	23,000	2,333,580
Merck & Company, Inc.	32,900	1,903,594
Pfizer, Inc.	60,706	1,798,719
Quest Diagnostics, Inc.	14,900	892,361

		9,129,765
Industrials - 2.0%
Deere & Company	9,900	902,583
Eaton Corp. PLC	10,968	808,232
Emerson Electric Company	25,200	1,681,596
General Electric Company	154,800	4,147,092
Honeywell International, Inc.	20,700	1,928,205
Illinois Tool Works, Inc.	24,800	2,146,440
Iron Mountain, Inc.	1,100	34,254
Joy Global, Inc. (L)	16,200	925,830
Masco Corp.	35,700	760,410
Masonite International Corp. (I)	5,475	288,368
Norfolk Southern Corp.	12,400	1,249,300
Stanley Black & Decker, Inc.	13,400	1,171,160
The Boeing Company	12,300	1,663,575
United Continental Holdings, Inc. (I)	31,100	1,379,907
United Parcel Service, Inc., Class B	15,500	1,610,140
USG Corp. (I) (L)	19,500	584,610
Xylem, Inc.	25,800	962,340

		22,244,042
Information Technology - 1.3%
Analog Devices, Inc.	20,600	1,079,028
Apple, Inc.	3,000	1,899,000
Applied Materials, Inc.	62,700	1,265,913
CA, Inc.	12,300	352,887
Cisco Systems, Inc.	52,600	1,295,012
Computer Sciences Corp.	13,800	867,882
Corning, Inc.	69,400	1,478,220
Dell, Inc.	93,900	1,291,125
Harris Corp.	20,300	1,568,175
Microsoft Corp.	41,500	1,699,010
QUALCOMM, Inc.	5,000	402,250
Texas Instruments, Inc.	23,800	1,118,124
The Western Union Company	29,500	477,015

		14,793,641
Materials - 0.7%
E.I. du Pont de Nemours & Company	13,100	907,961
International Paper Company	39,800	1,895,674
MeadWestvaco Corp.	19,900	807,542
Newmont Mining Corp.	26,000	595,140
Nucor Corp.	24,900	1,260,687
Potash Corp. of Saskatchewan, Inc.	18,600	675,552
Vulcan Materials Company	17,600	1,073,072

		7,215,628

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.5%
American Tower Corp.	1,975	$177,019
AT&T, Inc.	60,635	2,150,724
CenturyLink, Inc.	21,975	827,798
Telefonica SA	27,304	458,428
Verizon Communications, Inc.	30,191	1,508,394
Vodafone Group PLC	82,784	290,244

		5,412,607
Utilities - 0.8%
AES Corp.	38,700	545,670
Duke Energy Corp.	23,243	1,652,112
Entergy Corp.	19,600	1,478,232
Exelon Corp.	34,700	1,278,001
FirstEnergy Corp.	20,400	689,928
NiSource, Inc.	48,300	1,804,971
Xcel Energy, Inc.	29,000	892,040

		8,340,954

TOTAL COMMON STOCKS (Cost $98,288,661)		$140,263,610

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
Ally Financial, Inc., 7.000% (S)	750	756,375
Crown Castle International Corp., 4.500%	2,250	234,855
Weyerhaeuser Company, 6.375%	1,450	85,028

		1,076,258
Telecommunication Services - 0.0%
American Tower Corp., 5.250%	3,331	356,450

TOTAL PREFERRED SECURITIES (Cost $1,240,387)		$1,432,708

SECURITIES LENDING COLLATERAL - 0.5%
John Hancock Collateral
Investment Trust, 0.1191% (W) (Y)	507,411	5,078,476

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,078,402)		$5,078,476

SHORT-TERM INVESTMENTS - 4.3%
U.S. Government - 0.0%
U.S. Treasury Bill 0.055%, 07/17/2014	$200,000	$199,993
Money Market Funds - 4.1%
T. Rowe Price Investment Reserve
Fund, 0.0576% (Y)	45,097,113	45,097,113
Repurchase Agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 05/30/2014 at
0.000% to be repurchased at $2,024,000
on 06/02/2014, collateralized by
$2,090,000 U.S. Treasury Notes,
0.625% due 11/30/2017 (valued at
$2,067,921, including interest)	$2,024,000	$2,024,000

TOTAL SHORT-TERM INVESTMENTS (Cost $47,321,099)		$47,321,106

Total Investments (Spectrum Income Fund)
(Cost $1,033,507,370) - 100.3%		$1,102,917,636
Other assets and liabilities, net - (0.3%)		(3,304,050)

TOTAL NET ASSETS - 100.0%		$1,099,613,586

151

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.3%
Consumer Discretionary - 11.1%
Auto Components - 0.6%
Aisin Seiki Company, Ltd.	18,000	$657,624
American Axle &
Manufacturing Holdings, Inc. (I)	8,259	153,122
BorgWarner, Inc.	43,044	2,707,037
Bridgestone Corp.	60,500	2,197,607
Cheng Shin Rubber Industry Company, Ltd.	147,516	398,430
Cie Generale des Etablissements Michelin	18,181	2,238,899
Continental AG	11,543	2,729,598
Cooper Tire & Rubber Company	7,774	216,350
Dana Holding Corp.	19,355	428,520
Delphi Automotive PLC	52,679	3,638,012
Denso Corp.	45,500	2,095,792
Dorman Products, Inc. (I)(L)	3,085	163,906
Drew Industries, Inc.	2,804	136,050
Federal-Mogul Holdings Corp. (I)	2,425	40,231
Fox Factory Holding Corp. (I)	1,184	20,235
Fuel Systems Solutions, Inc. (I)	1,839	17,967
Gentex Corp.	35,264	1,019,835
Gentherm, Inc. (I)	4,329	178,052
GKN PLC	154,221	1,016,229
Halla Visteon Climate Control Corp.	2,560	119,203
Hankook Tire Company, Ltd.	5,157	306,230
Hankook Tire Worldwide Company, Ltd.	304	6,967
Hyundai Mobis	4,713	1,332,419
Hyundai Wia Corp.	1,070	189,111
Johnson Controls, Inc.	125,448	6,066,665
Koito Manufacturing Company, Ltd.	9,000	214,982
Modine Manufacturing Company (I)	5,895	90,017
Nan Kang Rubber Tire Company, Ltd. (I)	50,994	60,860
NGK Spark Plug Company, Ltd.	17,000	470,771
NHK Spring Company, Ltd.	14,300	133,391
NOK Corp.	9,400	173,617
Nokian Renkaat OYJ	10,779	457,441
Pirelli & C. SpA (L)	26,556	447,546
Remy International, Inc.	1,788	42,537
Shiloh Industries, Inc. (I)	867	15,684
Spartan Motors, Inc.	4,889	24,152
Standard Motor Products, Inc.	2,445	101,516
Stanley Electric Company, Ltd.	13,500	322,346
Stoneridge, Inc. (I)	3,813	36,643
Sumitomo Rubber Industries, Ltd.	15,300	228,239
Superior Industries International, Inc.	2,966	59,023
Tenneco, Inc. (I)	7,450	474,938
The Goodyear Tire & Rubber Company	52,028	1,371,978
The Yokohama Rubber Company, Ltd.	20,000	177,986
Toyoda Gosei Company, Ltd.	5,800	115,678
Toyota Boshoku Corp. (L)	5,900	65,947
Toyota Industries Corp.	15,300	715,245
Valeo SA (L)	7,331	984,833

		34,859,461
Automobiles - 1.3%
Astra International Tbk PT	645,508	391,597
Bayerische Motoren Werke AG	34,528	4,335,014
Brilliance China Automotive Holdings, Ltd.	140,000	231,884
Byd Company, Ltd., H Shares (I)(L)	22,994	112,890
China Motor Corp.	46,000	44,564
Chongqing Changan Automobile
Company, Ltd., Class B	38,900	69,757
Daihatsu Motor Company, Ltd.	18,200	315,464
Daimler AG	99,340	9,437,475

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Dongfeng Motor Group Company, Ltd.,
H Shares	124,780	$190,602
Fiat SpA (I)	100,538	1,053,159
Ford Motor Company	745,174	12,250,661
Fuji Heavy Industries, Ltd.	55,900	1,490,727
Geely Automobile Holdings, Ltd.	245,000	91,862
General Motors Company	246,308	8,517,331
Great Wall Motor Company, Ltd., H Shares	48,250	199,108
Guangzhou Automobile Group Company, Ltd.,
H Shares	105,219	110,639
Harley-Davidson, Inc.	41,554	2,960,307
Honda Motor Company, Ltd.	154,100	5,409,681
Hyundai Motor Company	10,579	2,332,847
Isuzu Motors, Ltd.	109,000	669,221
Kia Motors Corp.	18,203	1,051,247
Mahindra & Mahindra, Ltd., ADR	1,434	29,583
Mahindra & Mahindra, Ltd., GDR	27,271	562,956
Mazda Motor Corp.	252,000	1,098,139
Mitsubishi Motors Corp.	59,300	606,541
Nissan Motor Company, Ltd.	231,400	2,088,396
Renault SA	18,341	1,724,722
Suzuki Motor Corp.	34,400	1,027,917
Tata Motors, Ltd., ADR	13,836	515,253
Thor Industries, Inc.	10,841	650,460
Toyota Motor Corp.	261,100	14,787,632
UMW Holdings BHD	36,700	123,406
Volkswagen AG	3,048	803,569
Winnebago Industries, Inc. (I)	3,483	86,239
Yamaha Motor Company, Ltd.	26,300	416,301
Yulon Motor Company, Ltd.	70,000	113,403

		75,900,554
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,429	118,150
Genuine Parts Company	29,020	2,505,296
Imperial Holdings, Ltd.	13,330	252,651
Jardine Cycle and Carriage, Ltd.	8,254	287,035
LKQ Corp. (I)	72,969	2,024,160
Pool Corp.	5,714	329,869
VOXX International Corp. (I)	2,491	21,584

		5,538,745
Diversified Consumer Services - 0.1%
American Public Education, Inc. (I)	2,210	78,101
Anhanguera Educacional Participacoes SA	27,000	194,036
Apollo Education Group, Inc. (I)	24,009	643,441
Ascent Capital Group, Inc., Class A (I)	1,782	110,092
Benesse Holdings, Inc.	6,800	285,465
Bridgepoint Education, Inc. (I)	1,891	24,564
Bright Horizons Family Solutions, Inc. (I)	1,410	54,962
Capella Education Company	1,373	78,591
Career Education Corp. (I)	6,886	32,158
Carriage Services, Inc.	2,079	38,191
DeVry Education Group, Inc.	13,804	582,943
Education Management Corp. (I)	2,902	5,427
Estacio Participacoes SA	17,800	213,651
Graham Holdings Company, Class B	816	552,383
Grand Canyon Education, Inc. (I)	5,571	245,403
H&R Block, Inc.	51,804	1,542,723
Hillenbrand, Inc.	6,728	203,791
Houghton Mifflin Harcourt Company (I)	2,546	46,388
ITT Educational Services, Inc. (I)(L)	2,885	49,680
K12, Inc. (I)(L)	3,405	78,179
Kroton Educacional SA	12,700	322,389

152

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
LifeLock, Inc. (I)	7,856	$88,144
Matthews International Corp., Class A	3,369	138,129
Regis Corp.	5,973	82,188
Service Corp. International	51,421	1,029,448
Sotheby’s	25,089	990,514
Steiner Leisure, Ltd. (I)	1,848	74,253
Strayer Education, Inc. (I)(L)	1,362	74,420
Universal Technical Institute, Inc.	2,665	30,248

		7,889,902
Hotels, Restaurants & Leisure - 1.5%
Accor SA	15,755	834,034
Bally Technologies, Inc. (I)	9,466	558,494
Berjaya Sports Toto BHD	48,412	57,574
Biglari Holdings, Inc. (I)	182	76,764
BJ’s Restaurants, Inc. (I)	3,121	98,592
Bloomin’ Brands, Inc. (I)	6,808	141,879
Bob Evans Farms, Inc. (L)	9,056	404,532
Boyd Gaming Corp. (I)	8,577	93,918
Bravo Brio Restaurant Group, Inc. (I)	2,863	45,235
Brinker International, Inc.	16,256	807,110
Buffalo Wild Wings, Inc. (I)	2,299	332,228
Caesars Entertainment Corp. (I)(L)	4,977	90,731
Carnival Corp.	82,776	3,313,523
Carnival PLC	17,415	708,567
Carrols Restaurant Group, Inc. (I)	3,635	25,554
Chipotle Mexican Grill, Inc. (I)	5,860	3,205,947
Churchill Downs, Inc.	1,707	147,092
Chuy’s Holdings, Inc. (I)(L)	2,060	67,300
Clubcorp Holdings, Inc.	2,613	45,963
Compass Group PLC	170,036	2,841,197
Cracker Barrel Old Country Store, Inc.	2,411	242,426
Crown Resorts, Ltd.	36,273	549,988
Darden Restaurants, Inc. (L)	24,907	1,248,339
Del Frisco’s Restaurant Group, Inc. (I)	1,376	37,166
Denny’s Corp. (I)	11,853	77,044
Diamond Resorts International, Inc. (I)	2,283	43,925
DineEquity, Inc.	2,048	162,591
Domino’s Pizza, Inc.	13,494	977,640
Echo Entertainment Group, Ltd.	72,904	193,109
Fiesta Restaurant Group, Inc. (I)	2,759	111,105
Flight Centre Travel Group, Ltd.	4,825	223,976
Formosa International Hotels Corp.	3,410	40,204
Galaxy Entertainment Group, Ltd.	192,000	1,540,956
Genting BHD	144,400	437,549
Genting Malaysia BHD	207,360	262,773
Genting Singapore PLC	457,400	490,782
InterContinental Hotels Group PLC	24,812	983,404
International Game Technology	45,593	572,192
International Speedway Corp., Class A	10,225	317,895
Interval Leisure Group, Inc.	4,893	100,258
Intrawest Resorts Holdings, Inc. (I)	2,410	27,498
Isle of Capri Casinos, Inc. (I)	2,892	19,723
Jack in the Box, Inc.	5,144	296,963
Jamba, Inc. (I)	2,465	26,400
Jollibee Foods Corp.	28,930	118,525
Kangwon Land, Inc.	6,640	198,423
Krispy Kreme Doughnuts, Inc. (I)	8,098	152,566
Life Time Fitness, Inc. (I)(L)	14,661	779,965
Luby’s, Inc. (I)	2,939	14,783
Marriott International, Inc., Class A	41,772	2,573,991
Marriott Vacations Worldwide Corp. (I)	3,558	201,561
McDonald’s Corp.	187,060	18,973,496
McDonald’s Holdings Company Japan, Ltd.	6,500	183,977

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
MGM China Holdings, Ltd.	88,000	$306,666
Morgans Hotel Group Company (I)	4,289	33,883
Multimedia Games Holding Company, Inc. (I)	3,599	103,471
Noodles & Company (I)(L)	719	23,907
OPAP SA	16,170	274,994
Orient-Express Hotels, Ltd., Class A (I)	11,677	153,553
Oriental Land Company, Ltd.	4,700	784,451
Panera Bread Company, Class A (I)	6,377	979,571
Papa John’s International, Inc.	3,948	171,225
Pinnacle Entertainment, Inc. (I)(L)	7,192	177,499
Popeyes Louisiana Kitchen, Inc. (I)	2,980	127,902
Potbelly Corp. (I)	1,102	17,423
Red Robin Gourmet Burgers, Inc. (I)	1,747	125,924
Ruby Tuesday, Inc. (I)	7,785	61,268
Ruth’s Hospitality Group, Inc.	4,625	56,656
Sands China, Ltd.	222,052	1,624,046
Scientific Games Corp., Class A (I)	6,010	53,790
Shangri-La Asia, Ltd.	144,500	229,122
SJM Holdings, Ltd.	175,384	502,355
Sodexo	9,153	984,494
Sonic Corp. (I)	6,917	143,874
Speedway Motorsports, Inc.	1,640	30,258
Starbucks Corp.	142,818	10,459,990
Starwood Hotels & Resorts Worldwide, Inc.	36,249	2,894,483
Tabcorp Holdings, Ltd.	65,528	212,490
Tatts Group, Ltd.	126,271	357,664
Texas Roadhouse, Inc.	7,718	195,111
The Cheesecake Factory, Inc.	18,019	826,532
The Marcus Corp.	2,504	42,067
The Wendy’s Company	63,830	523,406
Town Sports International Holdings, Inc.	3,569	21,664
TUI Travel PLC	42,540	292,817
Vail Resorts, Inc.	4,393	306,148
Whitbread PLC	16,840	1,182,337
William Hill PLC	83,130	495,984
Wyndham Worldwide Corp.	24,194	1,788,662
Wynn Macau, Ltd.	143,950	598,611
Wynn Resorts, Ltd.	15,297	3,288,396
Yum! Brands, Inc.	83,682	6,469,455

		82,999,576
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	1,475	20,016
Beazer Homes USA, Inc. (I)	3,171	62,056
Casio Computer Company, Ltd.	20,900	280,107
Cavco Industries, Inc. (I)	888	68,172
Coway Company, Ltd.	3,720	313,015
CSS Industries, Inc.	1,116	26,884
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	19,900	117,430
D.R. Horton, Inc.	54,071	1,280,401
Electrolux AB	22,859	576,085
Ethan Allen Interiors, Inc. (L)	3,129	73,344
Flexsteel Industries, Inc.	707	23,529
Garmin, Ltd. (L)	23,294	1,372,250
Haier Electronics Group Company, Ltd. (I)	51,000	119,564
Harman International Industries, Inc.	12,832	1,347,745
Helen of Troy, Ltd. (I)	3,885	225,175
Hovnanian Enterprises, Inc., Class A (I)(L)	14,172	66,467
Husqvarna AB, B Shares	37,239	292,014
Iida Group Holdings Company, Ltd.	12,800	193,610
iRobot Corp. (I)(L)	3,485	123,125
Jarden Corp. (I)	29,958	1,695,024
KB Home (L)	31,887	525,498

153

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
La-Z-Boy, Inc.	6,440	$157,265
Leggett & Platt, Inc.	25,978	881,174
Lennar Corp., Class A	33,300	1,361,970
LG Electronics, Inc.	7,233	517,611
LGI Homes, Inc. (I)	1,474	23,525
Libbey, Inc. (I)	2,660	71,687
Lifetime Brands, Inc.	1,441	22,638
M/I Homes, Inc. (I)	3,061	69,821
MDC Holdings, Inc. (L)	14,265	408,122
Meritage Homes Corp. (I)	4,776	191,565
Mohawk Industries, Inc. (I)	11,528	1,563,888
MRV Engenharia e Participacoes SA	22,700	69,611
NACCO Industries, Inc., Class A	643	34,883
Newell Rubbermaid, Inc.	52,629	1,540,977
Nikon Corp.	31,400	499,634
NVR, Inc. (I)	996	1,109,185
Panasonic Corp.	207,900	2,243,282
Persimmon PLC (I)	29,357	658,848
PulteGroup, Inc.	65,108	1,273,512
Rinnai Corp.	3,200	281,536
Sekisui Chemical Company, Ltd.	40,000	435,558
Sekisui House, Ltd.	49,800	658,144
Sharp Corp. (I)(L)	140,000	399,121
Skullcandy, Inc. (I)	2,350	17,413
Sony Corp.	97,300	1,569,623
Standard Pacific Corp. (I)	18,252	146,564
Steinhoff International Holdings, Ltd.	130,033	657,807
Tempur Sealy International, Inc. (I)	14,682	806,923
The Ryland Group, Inc.	5,672	213,834
Toll Brothers, Inc. (I)	38,720	1,402,438
TRI Pointe Homes, Inc. (I)(L)	1,965	29,966
Tupperware Brands Corp.	12,192	1,020,714
Universal Electronics, Inc. (I)	2,021	91,915
Whirlpool Corp.	14,631	2,100,280
William Lyon Homes, Class A (I)	1,726	45,377
ZAGG, Inc. (I)	4,094	18,587

		31,396,509
Internet & Catalog Retail - 0.8%
1-800-Flowers.com, Inc., Class A (I)	3,405	19,000
Amazon.com, Inc. (I)	70,292	21,969,765
ASOS PLC (I)	5,234	398,787
Blue Nile, Inc. (I)	1,589	48,973
Expedia, Inc.	19,348	1,418,208
FTD Companies, Inc. (I)	2,323	69,434
HSN, Inc.	12,230	680,233
Netflix, Inc. (I)	11,299	4,721,061
Nutrisystem, Inc.	3,596	59,334
Orbitz Worldwide, Inc. (I)	2,744	20,388
Overstock.com, Inc. (I)(L)	1,311	20,006
PetMed Express, Inc. (L)	2,763	36,748
Rakuten, Inc.	69,000	898,884
RetailMeNot, Inc. (I)(L)	1,246	31,773
Shutterfly, Inc. (I)	4,681	192,576
The Priceline Group, Inc. (I)	9,852	12,597,063
TripAdvisor, Inc. (I)	20,953	2,036,003
ValueVision Media, Inc., Class A (I)	4,772	21,283
Vitacost.com, Inc. (I)	2,783	18,423

		45,257,942
Leisure Products - 0.2%
Arctic Cat, Inc.	1,664	62,067
Black Diamond, Inc. (I)(L)	3,010	32,448
Brunswick Corp.	33,457	1,441,997

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Products (continued)
Callaway Golf Company	9,577	$76,808
Giant Manufacturing Company, Ltd.	25,000	198,264
Hasbro, Inc.	22,127	1,188,220
JAKKS Pacific, Inc.	2,505	22,119
LeapFrog Enterprises, Inc. (I)(L)	8,071	55,932
Malibu Boats, Inc., Class A (I)	1,150	22,793
Mattel, Inc.	64,270	2,495,604
Merida Industry Company, Ltd.	18,000	125,013
Namco Bandai Holdings, Inc.	17,000	372,699
Nautilus, Inc. (I)	4,112	44,533
Polaris Industries, Inc.	15,912	2,051,375
Sankyo Company, Ltd.	5,200	194,062
Sega Sammy Holdings, Inc.	17,400	336,284
Shimano, Inc.	7,500	775,704
Smith & Wesson Holding Corp. (I)(L)	6,913	109,779
Sturm Ruger & Company, Inc. (L)	2,376	144,033
Yamaha Corp.	14,900	233,432

		9,983,166
Media - 2.6%
AH Belo Corp., Class A	2,576	30,345
AMC Entertainment Holdings, Inc., Class A	2,667	60,461
AMC Networks, Inc., Class A (I)	14,354	888,225
Astro Malaysia Holdings BHD	109,400	115,890
Axel Springer AG	4,083	263,269
British Sky Broadcasting Group PLC	97,415	1,440,380
Cablevision Systems Corp., Class A (L)	39,547	697,214
Carmike Cinemas, Inc. (I)	2,883	99,175
CBS Corp., Class B	104,280	6,216,131
Central European Media
Enterprises, Ltd., Class A (I)(L)	9,820	27,987
Cheil Worldwide, Inc. (I)	6,320	146,036
Cinemark Holdings, Inc.	25,142	792,476
Comcast Corp., Class A	492,558	25,711,528
Cumulus Media, Inc., Class A (I)	11,595	73,280
Cyfrowy Polsat SA	12,829	92,162
Dentsu, Inc.	19,800	786,128
Dex Media, Inc. (I)(L)	2,358	23,391
DIRECTV (I)	89,557	7,383,079
Discovery Communications, Inc., Class A (I)	42,018	3,233,705
DreamWorks Animation
SKG, Inc., Class A (I)(L)	17,404	488,704
Entercom Communications Corp., Class A (I)	3,297	34,421
Entravision Communications Corp., Class A	7,062	37,852
Eutelsat Communications	13,906	486,872
Gannett Company, Inc.	43,216	1,200,973
Global Mediacom Tbk PT	219,100	38,533
Global Sources, Ltd. (I)	2,653	21,489
Gray Television, Inc. (I)	6,223	71,191
Grupo Televisa SAB	177,200	1,197,046
Hakuhodo DY Holdings, Inc.	22,500	204,387
Harte-Hanks, Inc.	5,423	38,558
Hemisphere Media Group Inc (I)	1,374	15,609
ITV PLC	362,883	1,108,436
JCDecaux SA	6,475	257,876
John Wiley & Sons, Inc., Class A	11,277	617,754
Journal Communications, Inc., Class A (I)	5,701	47,033
Kabel Deutschland Holding AG	2,390	340,239
Lagardere SCA	10,830	377,323
Lamar Advertising Company, Class A (L)	15,843	781,694
Live Nation Entertainment, Inc. (I)	17,196	407,889
Loral Space & Communications, Inc. (I)	1,594	115,310
Martha Stewart Living
Omnimedia, Inc., Class A (I)(L)	3,130	14,586

154

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
MDC Partners, Inc., Class A	4,888	$102,746
Media General, Inc. (I)(L)	2,421	42,924
Media Nusantara Citra Tbk PT	139,500	33,878
Meredith Corp.	13,335	599,542
Naspers, Ltd.	28,915	3,193,992
National CineMedia, Inc.	7,449	116,726
News Corp., Class A (I)	93,961	1,602,975
Nexstar Broadcasting Group, Inc., Class A (L)	3,617	168,046
Omnicom Group, Inc.	48,765	3,469,630
Pearson PLC	76,271	1,497,931
ProSiebenSat.1 Media AG	22,855	1,041,536
Publicis Groupe SA (L)	17,824	1,538,995
REA Group, Ltd.	4,899	207,883
ReachLocal, Inc. (I)(L)	1,434	8,604
Reed Elsevier NV	87,817	1,964,294
Reed Elsevier PLC	110,775	1,767,874
Rentrak Corp. (I)	1,300	67,171
RTLGroup SA	4,115	480,139
Saga Communications, Inc., Class A	703	32,472
Scholastic Corp.	3,273	104,343
Scripps Networks Interactive, Inc., Class A	20,725	1,584,633
SES SA	29,931	1,087,235
SFX Entertainment, Inc. (I)(L)	2,750	20,130
Sinclair Broadcast Group, Inc., Class A (L)	8,402	248,531
Singapore Press Holdings, Ltd. (L)	125,000	408,815
Sizmek, Inc. (I)	3,184	31,012
Sky Deutschland AG (I)	46,608	435,236
Surya Citra Media Tbk PT	158,000	42,957
Telenet Group Holding NV	9,444	565,898
The EW Scripps Company, Class A (I)	3,916	76,440
The Interpublic Group of Companies, Inc.	80,300	1,535,336
The McClatchy Company, Class A (I)(L)	7,720	39,681
The New York Times Company, Class A	46,226	686,918
The Walt Disney Company	307,919	25,868,275
Time Warner Cable, Inc.	52,443	7,402,854
Time Warner, Inc.	168,681	11,778,994
Toho Company, Ltd.	10,700	230,437
Twenty-First Century Fox, Inc., Class A	366,762	12,987,042
Viacom, Inc., Class B	75,306	6,425,861
Wolters Kluwer NV	38,498	1,152,420
World Wrestling
Entertainment, Inc., Class A (L)	3,524	39,751
WPP PLC	128,188	2,772,208

		149,447,002
Multiline Retail - 0.5%
Big Lots, Inc. (I)	14,135	599,889
Burlington Stores, Inc. (I)(L)	1,901	54,026
Dollar General Corp. (I)	55,639	2,992,265
Dollar Tree, Inc. (I)	39,277	2,082,859
Don Quijote Company, Ltd.	5,100	301,880
El Puerto de Liverpool SAB de CV	13,400	150,098
Family Dollar Stores, Inc.	18,213	1,067,282
Far Eastern Department Stores Company, Ltd.	88,224	81,978
Fred’s, Inc., Class A	4,549	69,463
Golden Eagle Retail Group, Ltd.	35,000	43,008
Harvey Norman Holding, Ltd.	49,488	147,773
Hyundai Department Store Company, Ltd.	1,055	136,664
Intime Retail Group Company, Ltd.	55,500	54,037
Isetan Mitsukoshi Holdings, Ltd.	33,240	436,852
J Front Retailing Company, Ltd.	45,000	324,854
J.C. Penney Company, Inc. (I)(L)	73,753	663,039
Kohl’s Corp.	38,011	2,069,319
Lojas Americanas SA	11,250	56,996

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Lojas Renner SA	8,400	$253,879
Lotte Shopping Company, Ltd.	760	222,196
Macy’s, Inc.	69,609	4,168,883
Marks & Spencer Group PLC	157,484	1,188,970
Marui Group Company, Ltd.	20,000	189,748
Matahari Department Store Tbk PT	46,000	57,280
Next PLC	14,931	1,666,534
Nordstrom, Inc.	27,050	1,841,023
Parkson Holdings BHD	46,320	37,041
Shinsegae Company, Ltd.	452	92,614
Takashimaya Company, Ltd.	24,000	236,752
Target Corp.	119,417	6,778,109
The Bon-Ton Stores, Inc. (L)	1,923	19,692
Tuesday Morning Corp. (I)	5,297	85,600
Woolworths Holdings, Ltd.	53,479	378,894

		28,549,497
Specialty Retail - 1.8%
Aaron’s, Inc.	17,427	572,303
ABC-Mart, Inc.	2,500	128,049
Abercrombie & Fitch Company, Class A (L)	18,498	703,109
Advance Auto Parts, Inc.	17,657	2,192,470
Aeropostale, Inc. (I)	10,186	39,827
America’s Car-Mart, Inc. (I)	1,099	39,839
American Eagle Outfitters, Inc. (L)	41,076	440,745
ANN, Inc. (I)	16,899	656,864
Asbury Automotive Group, Inc. (I)	3,824	247,183
Ascena Retail Group, Inc. (I)	31,253	521,769
AutoNation, Inc. (I)	12,098	691,643
AutoZone, Inc. (I)	6,368	3,390,960
Barnes & Noble, Inc. (I)	4,970	90,156
bebe stores, Inc.	4,627	18,971
Bed Bath & Beyond, Inc. (I)	40,196	2,445,927
Belle International Holdings, Ltd.	214,888	214,036
Best Buy Company, Inc.	51,787	1,432,428
Big 5 Sporting Goods Corp.	2,236	25,960
Brown Shoe Company, Inc.	5,264	148,182
Cabela’s, Inc. (I)(L)	11,291	691,348
CarMax, Inc. (I)	42,143	1,867,356
Chico’s FAS, Inc.	38,446	582,841
Christopher & Banks Corp. (I)	4,836	32,982
Cia Hering (I)	9,400	91,260
Citi Trends, Inc. (I)	2,214	44,634
Conn’s, Inc. (I)(L)	2,760	128,726
CST Brands, Inc.	18,304	605,313
Destination Maternity Corp.	1,799	41,611
Destination XL Group, Inc. (I)	5,812	30,745
Dick’s Sporting Goods, Inc.	24,668	1,096,493
Express, Inc. (I)	10,527	132,745
Fast Retailing Company, Ltd.	4,900	1,628,665
Five Below, Inc. (I)	4,032	145,958
Folli Follie SA (I)	1,973	77,466
Foot Locker, Inc.	35,527	1,711,691
Francesca’s Holdings Corp. (I)(L)	5,553	85,183
GameStop Corp., Class A (L)	22,165	838,945
Genesco, Inc. (I)	2,940	220,177
GOME Electrical Appliances Holdings, Ltd.	459,695	77,208
Group 1 Automotive, Inc. (L)	2,660	214,130
Guess?, Inc.	14,386	366,843
Haverty Furniture Companies, Inc.	2,449	61,298
Hennes & Mauritz AB, B Shares	90,389	3,822,204
hh gregg, Inc. (I)(L)	1,638	15,070
Hibbett Sports, Inc. (I)(L)	3,201	168,341
Hotai Motor Company, Ltd.	22,000	257,185

155

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Inditex SA	22,899	$3,325,477
Jos A. Bank Clothiers, Inc. (I)(L)	3,416	221,869
JUMBO SA (I)	6,682	99,633
Kingfisher PLC	229,471	1,511,287
Kirkland’s, Inc. (I)	1,821	32,323
L Brands, Inc.	46,082	2,644,646
Lithia Motors, Inc., Class A	2,723	213,565
Lowe’s Companies, Inc.	197,583	9,302,208
Lumber Liquidators Holdings, Inc. (I)(L)	3,362	261,160
MarineMax, Inc. (I)	3,198	51,392
Mattress Firm Holding Corp. (I)(L)	1,660	74,468
Monro Muffler Brake, Inc. (L)	3,838	207,290
Mr. Price Group, Ltd.	16,786	270,498
Murphy USA, Inc. (I)	10,751	547,011
New York & Company, Inc. (I)	3,793	15,020
Nitori Holdings Company, Ltd.	6,300	309,962
O’Reilly Automotive, Inc. (I)	20,086	2,971,724
Office Depot, Inc. (I)	176,298	902,646
Outerwall, Inc. (I)	2,495	176,471
Pacific Sunwear of California, Inc. (I)	6,756	16,350
Penske Automotive Group, Inc.	5,156	239,857
PetSmart, Inc.	19,650	1,129,285
Pier 1 Imports, Inc.	11,632	204,839
RadioShack Corp. (I)(L)	12,248	18,372
Rent-A-Center, Inc.	19,343	540,830
Restoration Hardware Holdings, Inc. (I)	2,139	142,201
Ross Stores, Inc.	40,632	2,781,260
Sanrio Company, Ltd. (L)	4,800	129,741
Sears Hometown and Outlet Stores, Inc. (I)	1,086	23,925
Select Comfort Corp. (I)	6,888	127,703
Shimamura Company, Ltd.	2,000	193,926
Shoe Carnival, Inc.	1,961	36,671
Signet Jewelers, Ltd.	19,421	2,060,374
Sonic Automotive, Inc., Class A	4,809	126,573
Stage Stores, Inc.	4,042	74,252
Staples, Inc.	122,894	1,382,557
Stein Mart, Inc.	3,532	47,753
Systemax, Inc. (I)	1,300	20,787
The Buckle, Inc. (L)	3,414	153,118
The Cato Corp., Class A	3,412	98,402
The Children’s Place Retail Stores, Inc. (L)	2,855	138,125
The Container Store Group, Inc. (I)(L)	1,768	50,671
The Finish Line, Inc., Class A	6,059	173,712
The Foschini Group, Ltd.	13,307	142,310
The Gap, Inc.	50,062	2,064,056
The Home Depot, Inc.	266,084	21,347,919
The Men’s Wearhouse, Inc.	5,803	288,873
The Pep Boys - Manny, Moe & Jack (I)	6,594	67,193
The TJX Companies, Inc.	134,426	7,319,496
The Wet Seal, Inc., Class A (I)(L)	11,630	9,769
Tiffany & Company	20,787	2,066,436
Tile Shop Holdings, Inc. (I)(L)	2,381	35,525
Tractor Supply Company	26,335	1,712,302
Truworths International, Ltd.	30,321	226,647
Urban Outfitters, Inc. (I)	20,233	678,210
USS Company, Ltd.	21,200	348,004
Vitamin Shoppe, Inc. (I)	3,717	159,757
West Marine, Inc. (I)	2,435	24,472
Williams-Sonoma, Inc.	21,232	1,420,845
Winmark Corp.	287	19,025
Yamada Denki Company, Ltd.	82,600	305,575
Zhongsheng Group Holdings, Ltd.	29,000	36,625

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Zumiez, Inc. (I)	2,644	$72,631

		100,432,443
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	22,175	2,381,831
ANTA Sports Products, Ltd.	38,000	55,906
Asics Corp.	15,500	335,828
Burberry Group PLC	42,227	1,085,753
Carter’s, Inc.	12,989	936,897
Christian Dior SA	5,292	1,107,313
Cie Financiere Richemont SA	45,161	4,765,163
Coach, Inc.	52,456	2,135,484
Columbia Sportswear Company	1,587	132,626
Crocs, Inc. (I)	10,894	162,647
Deckers Outdoor Corp. (I)(L)	8,382	647,845
Eclat Textile Company, Ltd.	15,000	155,287
Formosa Taffeta Company, Ltd.	67,000	73,663
Fossil Group, Inc. (I)	9,177	961,383
G-III Apparel Group, Ltd. (I)	2,077	152,286
Hanesbrands, Inc.	24,081	2,042,791
Hugo Boss AG	3,370	479,294
Iconix Brand Group, Inc. (I)	5,990	251,221
Kate Spade & Company (I)	44,596	1,623,740
Kering	7,449	1,645,592
Li & Fung, Ltd.	523,200	757,389
Luxottica Group SpA	19,239	1,099,064
LVMH Moet Hennessy Louis Vuitton SA	24,834	4,939,928
Michael Kors Holdings, Ltd. (I)	33,901	3,199,576
Movado Group, Inc.	2,199	84,200
NIKE, Inc., Class B	140,561	10,810,547
Oxford Industries, Inc.	1,682	107,530
Perry Ellis International, Inc. (I)	1,607	27,207
Pou Chen Corp.	185,000	204,854
PVH Corp.	15,419	2,029,603
Quiksilver, Inc. (I)	16,499	98,004
Ralph Lauren Corp.	11,175	1,715,139
RG Barry Corp.	1,530	28,886
Ruentex Industries, Ltd.	45,000	111,240
Shenzhou International Group Holdings, Ltd.	26,000	90,635
Skechers U.S.A., Inc., Class A (I)	4,755	211,597
Steven Madden, Ltd. (I)	7,411	236,114
The Swatch Group AG (Swiss Exchange)	3,694	405,770
The Swatch Group AG, Bearer Shares	2,670	1,578,857
Tumi Holdings, Inc. (I)	6,000	111,000
Under Armour, Inc., Class A (I)	31,918	1,621,115
Unifi, Inc. (I)	1,976	46,001
Vera Bradley, Inc. (I)(L)	2,747	74,032
VF Corp.	66,576	4,195,620
Vince Holding Corp. (I)	1,465	40,712
Wolverine World Wide, Inc.	12,331	319,003
Yue Yuen Industrial Holdings, Ltd.	69,000	213,588

		55,489,761

		627,744,558
Consumer Staples - 8.9%
Beverages - 2.0%
AMBEV SA	320,300	2,267,535
Anheuser-Busch InBev NV	146,273	16,061,705
Arca Continental SAB de CV	23,000	149,147
Asahi Group Holdings, Ltd.	36,000	1,018,686
Brown-Forman Corp., Class B	30,629	2,838,389
Carlsberg A/S, Class B	10,464	1,091,560
Coca-Cola Amatil, Ltd.	51,786	457,075

156

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Coca-Cola Bottling Company Consolidated	610	$45,909
Coca-Cola Enterprises, Inc.	44,881	2,048,369
Coca-Cola Femsa SAB de CV, Series L	28,600	330,302
Coca-Cola HBC AG (I)	18,962	436,195
Coca-Cola West Company, Ltd.	5,500	92,004
Constellation Brands, Inc., Class A (I)	31,601	2,658,592
Craft Brew Alliance, Inc. (I)	1,436	15,810
Diageo PLC	236,366	7,610,543
Dr. Pepper Snapple Group, Inc.	37,260	2,149,902
Fomento Economico Mexicano SAB de CV	133,700	1,269,560
Grupo Modelo SAB de CV	1,000	9,178
Heineken Holding NV	12,761	842,473
Heineken NV	29,093	2,051,872
Hite Jinro Company, Ltd.	1,980	41,970
Kirin Holdings Company, Ltd.	81,600	1,158,555
Molson Coors Brewing Company, Class B	29,891	1,964,735
Monster Beverage Corp. (I)	25,530	1,771,271
National Beverage Corp. (I)	1,336	24,743
PepsiCo, Inc.	287,720	25,414,308
Pernod Ricard SA	20,614	2,527,737
Remy Cointreau SA	2,419	224,307
SABMiller PLC	90,334	5,021,518
Suntory Beverage & Food, Ltd.	13,100	500,440
The Boston Beer
Company, Inc., Class A (I)(L)	1,003	215,053
The Coca-Cola Company	716,038	29,293,115
Treasury Wine Estates, Ltd.	60,170	292,277
Tsingtao Brewery Company, Ltd., H Shares	16,000	125,773
Yantai Changyu Pioneer Wine
Company, Ltd., Class B	11,600	24,210

		112,044,818
Food & Staples Retailing - 1.9%
Aeon Company, Ltd.	59,000	714,159
Carrefour SA	59,743	2,171,683
Casey’s General Stores, Inc.	4,662	332,074
Casino Guichard Perrachon SA	5,482	706,115
China Resources Enterprises, Ltd.	54,855	153,711
Colruyt SA	13,852	776,269
Controladora Comercial Mexicana SAB de CV	28,500	110,196
Costco Wholesale Corp.	83,084	9,639,406
CVS Caremark Corp.	223,427	17,498,803
Delhaize Group SA (L)	18,704	1,331,463
Distribuidora Internacional
de Alimentacion SA	62,830	580,946
E-Mart Company, Ltd.	1,430	328,524
Eurocash SA	6,113	87,845
Fairway Group Holdings Corp. (I)(L)	2,355	14,507
FamilyMart Company, Ltd.	5,700	245,019
Grupo Comercial Chedraui SA de CV	23,500	80,426
Ingles Markets, Inc., Class A	1,658	43,473
J Sainsbury PLC	117,347	681,426
Jeronimo Martins SGPS SA	36,030	615,309
Kesko OYJ, B Shares	6	266
Koninklijke Ahold NV	119,315	2,169,734
Lawson, Inc.	6,100	439,285
Massmart Holdings, Ltd.	7,221	93,194
Metcash, Ltd.	81,946	217,599
Metro AG (I)	13,668	571,951
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	1,113	23,139
Olam International, Ltd.	112,789	210,585
Pick n Pay Stores, Ltd.	15,525	85,240
President Chain Store Corp. (I)	52,000	431,109

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Pricesmart, Inc.	2,312	$211,895
Raia Drogasil SA (I)	14,200	120,430
Rite Aid Corp. (I)	89,574	748,839
Roundy’s, Inc.	3,385	18,177
Safeway, Inc.	43,478	1,493,034
Seven & I Holdings Company, Ltd.	71,600	2,875,701
Shoprite Holdings, Ltd.	29,737	464,301
SpartanNash Company	4,548	110,425
Sun Art Retail Group, Ltd.	118,000	138,789
SUPERVALU, Inc. (I)	72,789	543,734
Susser Holdings Corp. (I)	2,203	174,720
Sysco Corp.	110,520	4,147,816
Tesco PLC	782,885	3,985,843
The Andersons, Inc.	3,452	175,845
The Chefs’ Warehouse, Inc. (I)(L)	2,154	39,806
The Kroger Company	97,585	4,658,708
The Pantry, Inc. (I)	3,097	52,308
The SPAR Group, Ltd.	12,035	143,333
United Natural Foods, Inc. (I)	18,057	1,217,222
Village Super Market, Inc., Class A	845	20,736
Wal-Mart de Mexico SAB de CV	350,900	892,773
Wal-Mart Stores, Inc.	305,740	23,471,660
Walgreen Company	165,160	11,876,656
Weis Markets, Inc.	1,330	63,002
Wesfarmers, Ltd.	104,589	4,225,601
Whole Foods Market, Inc.	70,262	2,686,819
WM Morrison Supermarkets PLC	214,018	725,107
Woolworths, Ltd.	114,310	3,998,176
Wumart Stores, Inc., H Shares	27,000	23,971

		109,658,883
Food Products - 2.1%
Ajinomoto Company, Inc.	55,000	861,277
Annie’s, Inc. (I)(L)	1,739	56,900
Archer-Daniels-Midland Company	124,377	5,589,502
Aryzta AG (I)	7,410	691,724
Associated British Foods PLC	33,761	1,709,412
Astra Agro Lestari Tbk PT	12,220	28,640
B&G Foods, Inc.	6,532	223,786
Barry Callebaut AG (I)	191	252,697
Biostime International Holdings, Ltd.	8,000	54,279
Boulder Brands, Inc. (I)	7,360	99,875
BRF SA (I)	44,100	949,007
Cal-Maine Foods, Inc.	1,840	128,358
Calavo Growers, Inc.	1,625	50,814
Calbee, Inc.	6,900	194,732
Campbell Soup Company	33,777	1,550,364
Charoen Pokphand Indonesia Tbk PT	245,103	79,522
China Agri-Industries Holdings, Ltd.	78,784	32,566
China Foods, Ltd. (I)	6,800	2,441
China Mengniu Dairy Company, Ltd.	65,498	322,128
Chiquita Brands International, Inc. (I)	5,833	59,847
CJ CheilJedang Corp.	541	175,129
ConAgra Foods, Inc.	79,401	2,564,652
Danone SA	55,355	4,127,769
Darling International, Inc. (I)	19,442	388,646
Dean Foods Company	22,987	399,514
Diamond Foods, Inc. (I)	2,744	87,671
Felda Global Ventures Holdings BHD	88,700	117,053
Flowers Foods, Inc.	42,425	884,561
Fresh Del Monte Produce, Inc.	4,605	133,407
General Mills, Inc.	118,033	6,483,553
Genting Plantations BHD	15,800	55,271
Golden Agri-Resources, Ltd.	519,240	238,490

157

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Grupo Bimbo SAB de CV, Series A	111,100	$321,638
Hillshire Brands Company	29,641	1,579,272
Hormel Foods Corp.	25,553	1,257,463
Indofood CBP Sukses Makmur Tbk PT	44,500	38,962
Indofood Sukses Makmur Tbk PT	140,217	82,132
Ingredion, Inc.	18,035	1,373,365
Inventure Foods, Inc. (I)	2,147	26,408
IOI Corp. BHD	203,300	312,069
J&J Snack Foods Corp.	1,858	174,039
JBS SA	49,700	166,384
John B. Sanfilippo & Son, Inc.	1,259	32,356
Kellogg Company	48,525	3,347,254
Kernel Holding SA (I)	3,788	35,150
Kerry Group PLC (London Exchange)	2,564	192,361
Kerry Group PLC, Class A	9,639	734,142
Keurig Green Mountain, Inc.	24,399	2,751,719
Kikkoman Corp.	15,000	302,871
Kraft Foods Group, Inc.	112,684	6,700,191
Kuala Lumpur Kepong BHD	33,800	251,751
Lancaster Colony Corp.	6,953	620,833
Limoneira Company (L)	1,474	34,492
Lindt & Spruengli AG	76	376,537
Lindt & Spruengli AG	9	535,106
Lotte Confectionery Company, Ltd.	50	86,328
M Dias Branco SA (I)	2,300	98,959
McCormick & Company, Inc.	24,764	1,790,685
Mead Johnson Nutrition Company	38,102	3,408,986
MEIJI Holdings Company, Ltd.	5,800	366,863
Mondelez International, Inc., Class A	321,406	12,091,294
Nestle SA	277,721	21,804,443
Nippon Meat Packers, Inc.	16,000	312,359
Nisshin Seifun Group, Inc.	19,600	228,460
Nissin Food Products Company, Ltd.	5,600	272,872
Omega Protein Corp. (I)	2,685	38,637
Orion Corp.	245	201,612
Orkla ASA	35,058	310,659
Pilgrim’s Pride Corp. (I)	7,408	188,460
Post Holdings, Inc. (I)	13,843	691,735
PPB Group BHD	33,500	163,533
Sanderson Farms, Inc.	2,829	261,711
Seaboard Corp.	33	88,930
Seneca Foods Corp., Class A (I)	1,229	37,509
Snyder’s-Lance, Inc.	5,922	160,960
Standard Foods Corp.	26,708	73,573
Suedzucker AG (L)	8,310	168,844
Tate & Lyle PLC	43,832	509,080
The Hain Celestial Group, Inc. (I)	16,762	1,520,649
The Hershey Company	28,339	2,758,518
The J.M. Smucker Company	19,580	2,008,908
The WhiteWave Foods Company, Class A (I)	42,013	1,322,989
Tiger Brands, Ltd.	11,234	318,909
Tingyi Cayman Islands Holding Corp.	88,000	249,968
Tootsie Roll Industries, Inc. (L)	7,571	220,316
Toyo Suisan Kaisha, Ltd.	8,000	243,905
TreeHouse Foods, Inc. (I)	4,449	333,453
Tyson Foods, Inc., Class A	50,777	2,155,991
Uni-President China Holdings, Ltd.	57,000	43,966
Uni-President Enterprises Corp.	396,312	694,692
Unilever NV	207,457	8,999,119
Unilever PLC	122,516	5,508,566
Universal Robina Corp.	59,890	204,272
Want Want China Holdings, Ltd.	279,000	387,710
Wilmar International, Ltd.	143,000	366,420

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Yakult Honsha Company, Ltd.	8,300	$417,884
Yamazaki Baking Company, Ltd.	10,000	118,275

		121,071,084
Household Products - 1.4%
Central Garden & Pet Company, Class A (I)	5,508	43,844
Church & Dwight Company, Inc.	33,216	2,299,544
Colgate-Palmolive Company	164,954	11,282,854
Energizer Holdings, Inc.	15,163	1,758,908
Harbinger Group, Inc. (I)	4,166	49,325
Henkel AG & Company, KGaA	13,569	1,376,471
Kimberly-Clark Corp.	71,688	8,054,147
Kimberly-Clark de Mexico SAB de CV	102,000	275,221
LG Household & Health Care, Ltd.	648	324,379
Orchids Paper Products Company	907	27,346
Reckitt Benckiser Group PLC	61,517	5,266,018
Spectrum Brands Holdings, Inc.	2,607	203,007
Svenska Cellulosa AB SCA, B Shares	55,816	1,554,052
The Clorox Company	24,523	2,197,751
The Procter & Gamble Company	512,349	41,392,676
Unicharm Corp.	10,800	656,389
Unilever Indonesia Tbk PT	46,245	115,578
WD-40 Company	1,923	138,783

		77,016,293
Personal Products - 0.2%
Amorepacific Corp.	221	313,919
AMOREPACIFIC Group	198	133,122
Avon Products, Inc.	82,337	1,176,596
Beiersdorf AG	10,580	1,069,155
Elizabeth Arden, Inc. (I)	3,195	86,680
Hengan International Group Company, Ltd.	35,000	370,708
Hypermarcas SA (I)	23,100	186,734
Inter Parfums, Inc.	2,062	61,592
Kao Corp.	48,100	1,908,923
L’Oreal SA	23,594	4,118,584
Lifevantage Corp. (I)(L)	13,479	17,792
Medifast, Inc. (I)	1,693	53,211
Natura Cosmeticos SA	11,500	198,194
Nature’s Sunshine Products, Inc. (L)	1,465	21,580
Nutraceutical International Corp. (I)	1,262	30,048
Revlon, Inc., Class A (I)	1,439	45,357
Shiseido Company, Ltd.	34,000	573,839
Star Scientific, Inc. (I)(L)	24,288	16,273
The Estee Lauder Companies, Inc., Class A	48,273	3,698,677
The Female Health Company	3,266	19,204
USANA Health Sciences, Inc. (I)(L)	737	52,998

		14,153,186
Tobacco - 1.3%
Alliance One International, Inc. (I)	12,878	31,937
Altria Group, Inc.	376,582	15,650,748
British American Tobacco Malaysia BHD	8,998	176,235
British American Tobacco PLC	179,008	10,839,091
Gudang Garam Tbk PT	14,582	65,107
Imperial Tobacco Group PLC	91,304	4,123,078
Japan Tobacco, Inc.	103,000	3,498,748
KT&G Corp.	7,701	627,124
Lorillard, Inc.	68,426	4,254,044
Philip Morris International, Inc.	299,547	26,521,891
Reynolds American, Inc.	58,808	3,506,721
Souza Cruz SA (I)	26,300	269,422
Swedish Match AB	19,497	681,874
Universal Corp. (L)	8,471	453,622

158

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd. (L)	7,635	$159,648

		70,859,290

		504,803,554
Energy - 8.5%
Energy Equipment & Services - 1.6%
Aker Solutions ASA	7,553	132,890
AMEC PLC	27,857	564,771
Atwood Oceanics, Inc. (I)	13,991	690,456
Baker Hughes, Inc.	82,600	5,824,952
Basic Energy Services, Inc. (I)	3,647	99,198
Bolt Technology Corp.	1,335	24,083
Bristow Group, Inc.	4,400	334,312
Bumi Armada BHD	70,600	77,390
C&J Energy Services, Inc. (I)	5,538	169,518
Cal Dive International, Inc. (I)(L)	12,714	16,401
Cameron International Corp. (I)	40,947	2,618,561
CARBO Ceramics, Inc. (L)	7,227	994,218
CGG SA (I)	15,443	208,507
CHC Group, Ltd. (I)	4,472	31,438
China Oilfield Services, Ltd., H Shares	84,000	207,353
Dawson Geophysical Company	1,135	29,771
Diamond Offshore Drilling, Inc. (L)	12,968	662,146
Dresser-Rand Group, Inc. (I)	18,471	1,130,425
Dril-Quip, Inc. (I)	9,848	1,006,663
Ensco PLC, Class A	44,102	2,322,411
Era Group, Inc. (I)	2,588	75,621
Exterran Holdings, Inc.	7,020	293,015
FMC Technologies, Inc. (I)	44,579	2,588,257
Forum Energy Technologies, Inc. (I)	4,783	158,030
Fugro NV	8,959	517,163
Geospace Technologies Corp. (I)(L)	1,608	81,558
Gulf Island Fabrication, Inc.	2,002	39,459
Gulfmark Offshore, Inc., Class A	3,283	152,364
Halliburton Company	160,777	10,392,625
Helix Energy Solutions Group, Inc. (I)	36,795	860,267
Helmerich & Payne, Inc.	20,312	2,233,304
Hercules Offshore, Inc. (I)	19,780	89,801
Hornbeck Offshore Services, Inc. (I)	4,394	198,785
ION Geophysical Corp. (I)	16,557	69,043
Key Energy Services, Inc. (I)	18,722	150,712
Matrix Service Company (I)	3,228	105,394
Mitcham Industries, Inc. (I)	1,900	25,517
Nabors Industries, Ltd.	49,533	1,299,251
National Oilwell Varco, Inc.	80,963	6,628,441
Natural Gas Services Group, Inc. (I)	1,607	48,274
Newpark Resources, Inc. (I)	10,515	118,399
Noble Corp. PLC	47,981	1,509,482
North Atlantic Drilling, Ltd. (L)	8,508	89,249
Nuverra Environmental Solutions, Inc. (I)(L)	1,849	31,470
Oceaneering International, Inc.	26,196	1,887,422
Oil States International, Inc. (I)	12,915	1,389,396
Parker Drilling Company (I)	14,653	94,805
Patterson-UTI Energy, Inc.	34,920	1,155,503
Petrofac, Ltd.	24,636	521,452
PHI, Inc. (I)	1,476	66,036
Pioneer Energy Services Corp. (I)	7,654	121,699
RigNet, Inc. (I)	1,447	68,617
Rowan Companies PLC, Class A	23,982	742,483
Saipem SpA (I)	30,912	806,391
Sapurakencana Petroleum BHD (I)	254,089	330,004
Schlumberger, Ltd.	247,037	25,701,730
SEACOR Holdings, Inc. (I)	2,455	196,596

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Seadrill, Ltd.	17,230	$650,236
Subsea 7 SA	12,114	242,391
Superior Energy Services, Inc.	38,402	1,274,562
Technip SA	10,030	1,077,998
Tenaris SA	54,350	1,217,483
Tesco Corp.	3,741	79,683
TETRA Technologies, Inc. (I)	9,597	110,653
Tidewater, Inc.	11,979	624,346
Transocean, Ltd.	30,637	1,294,318
Transocean, Ltd. (I)(L)	64,101	2,723,652
Unit Corp. (I)	10,609	673,884
Vantage Drilling Company (I)(L)	25,932	43,306
Willbros Group, Inc. (I)	5,015	60,982
WorleyParsons, Ltd.	18,210	272,662

		88,329,235
Oil, Gas & Consumable Fuels - 6.9%
Abraxas Petroleum Corp. (I)	10,432	52,369
Adams Resources & Energy, Inc.	272	17,199
Adaro Energy Tbk PT	431,545	45,358
Alon USA Energy, Inc.	2,909	43,490
Alpha Natural Resources, Inc. (I)(L)	27,276	92,193
Amyris, Inc. (I)(L)	3,453	11,809
Anadarko Petroleum Corp.	95,181	9,790,318
Apache Corp.	74,569	6,951,322
Apco Oil and Gas International, Inc. (I)	1,316	18,503
Approach Resources, Inc. (I)(L)	4,364	85,185
Arch Coal, Inc. (L)	26,106	92,937
Athlon Energy, Inc. (I)	2,226	96,742
BG Group PLC	325,590	6,676,345
Bill Barrett Corp. (I)(L)	17,913	447,825
Bonanza Creek Energy, Inc. (I)	3,621	194,158
BP PLC	1,761,345	14,847,345
BPZ Resources, Inc. (I)(L)	15,120	46,267
Bumi Resources Tbk PT (I)	360,139	6,179
Cabot Oil & Gas Corp.	79,764	2,890,647
Callon Petroleum Company (I)	5,069	53,478
Caltex Australia, Ltd.	12,556	261,703
Carrizo Oil & Gas, Inc. (I)	5,573	320,225
Chesapeake Energy Corp.	95,627	2,746,407
Chevron Corp.	360,763	44,298,089
China Coal Energy Company, Ltd.,
H Shares (L)	195,295	111,315
China Petroleum & Chemical Corp., H Shares	1,199,639	1,084,852
China Shenhua Energy Company, Ltd.,
H Shares	158,000	432,992
Cimarex Energy Company	21,067	2,720,382
Clayton Williams Energy, Inc. (I)	722	89,954
Clean Energy Fuels Corp. (I)(L)	8,563	94,878
Cloud Peak Energy, Inc. (I)	7,455	137,694
CNOOC, Ltd.	813,716	1,390,508
Comstock Resources, Inc.	5,922	161,019
ConocoPhillips	231,691	18,521,379
CONSOL Energy, Inc.	43,256	1,910,618
Contango Oil & Gas Company (I)	1,832	78,758
Cosan SA Industria e Comercio	8,100	136,091
Delek Group, Ltd.	370	157,039
Delek US Holdings, Inc.	4,561	141,710
Denbury Resources, Inc.	67,652	1,142,642
Devon Energy Corp.	72,345	5,346,295
Diamondback Energy, Inc. (I)	2,595	195,871
Emerald Oil, Inc. (I)(L)	7,170	46,605
Endeavour International Corp. (I)(L)	6,911	13,822
Energen Corp.	17,605	1,503,115

159

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Energy XXI Bermuda, Ltd. (L)	8,924	$191,420
Eni SpA	293,574	7,476,824
EOG Resources, Inc.	103,212	10,919,830
EPL Oil & Gas, Inc. (I)	3,676	139,357
EQT Corp.	28,502	3,046,294
Equal Energy, Ltd.	4,656	24,537
Evolution Petroleum Corp.	2,404	26,997
EXCO Resources, Inc. (L)	20,992	110,418
Exxaro Resources, Ltd.	9,794	128,290
Exxon Mobil Corp.	816,562	82,088,978
Forest Oil Corp. (I)(L)	15,759	38,767
Formosa Petrochemical Corp.	103,000	251,743
Frontline, Ltd. (I)(L)	6,857	15,497
FX Energy, Inc. (I)(L)	6,846	25,330
Galp Energia SGPS SA	48,133	853,041
GasLog, Ltd.	3,628	84,714
Gastar Exploration, Inc. (I)	7,000	52,010
Goodrich Petroleum Corp. (I)(L)	3,883	112,607
Green Plains Renewable Energy, Inc. (L)	3,087	90,202
Grupa Lotos SA (I)	4,794	58,839
GS Holdings Corp.	3,504	149,120
Gulf Coast Ultra Deep Royalty Trust (I)	20,448	60,526
Gulfport Energy Corp. (I)	20,632	1,269,487
Halcon Resources Corp. (I)(L)	28,601	178,470
Hellenic Petroleum SA (I)	5,020	37,652
Hess Corp.	51,611	4,712,084
HollyFrontier Corp.	48,173	2,372,520
Idemitsu Kosan Company, Ltd.	8,000	166,516
Indo Tambangraya Megah Tbk PT	13,828	33,979
Inner Mongolia Yitai Coal Co.	45,700	58,096
Inpex Corp.	82,200	1,190,740
Japan Petroleum Exploration Company	2,600	108,325
Jones Energy, Inc., Class A (I)	1,446	25,334
JX Holdings, Inc.	209,400	1,094,580
Kinder Morgan, Inc.	126,587	4,226,740
Knightsbridge Tankers, Ltd.	3,841	50,855
Kodiak Oil & Gas Corp. (I)	32,536	414,183
Koninklijke Vopak NV	8,834	450,571
Kunlun Energy Company, Ltd.	152,000	247,916
Lundin Petroleum AB (I)	21,259	416,159
Magnum Hunter Resources Corp. (I)	21,175	162,200
Marathon Oil Corp.	131,636	4,825,776
Marathon Petroleum Corp.	55,649	4,974,464
Matador Resources Company (I)	7,144	177,743
Midstates Petroleum Company, Inc. (I)(L)	4,062	22,585
Miller Energy Resources, Inc. (I)(L)	3,653	19,872
Murphy Oil Corp.	32,511	2,004,953
Neste Oil OYJ	12,639	258,897
Newfield Exploration Company (I)	25,522	931,043
Noble Energy, Inc.	67,991	4,900,111
Nordic American Tankers, Ltd.	9,282	75,927
Northern Oil and Gas, Inc. (I)(L)	7,947	121,192
Occidental Petroleum Corp.	150,173	14,970,746
ONEOK, Inc.	39,244	2,530,846
Origin Energy, Ltd.	100,538	1,414,433
Panhandle Oil and Gas, Inc., Class A	932	51,204
PDC Energy, Inc. (I)	4,374	280,767
Peabody Energy Corp.	51,930	839,189
Penn Virginia Corp. (I)	6,764	102,678
PetroChina Company, Ltd., H Shares	969,739	1,157,891
Petroleo Brasileiro SA (I)	201,600	1,416,410
Petronas Dagangan BHD	17,200	135,226
Petroquest Energy, Inc. (I)	7,271	44,499

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66	111,029	$9,414,149
Pioneer Natural Resources Company	27,002	5,674,740
Polski Koncern Naftowy Orlen SA	22,573	314,350
Polskie Gornictwo Naftowe i Gazownictwo SA	130,410	200,066
QEP Resources, Inc.	34,136	1,090,304
Quicksilver Resources, Inc. (I)(L)	15,737	37,926
Range Resources Corp.	30,922	2,874,200
Reliance Industries, Ltd., GDR (L)(S)	7,867	281,403
Reliance Industries, Ltd., GDR
(London Exchange) (S)	51,204	1,835,223
Renewable Energy Group, Inc. (I)(L)	2,681	26,515
Repsol SA	91,818	2,587,348
Resolute Energy Corp. (I)(L)	8,533	70,995
REX American Resources Corp. (I)	680	47,267
Rex Energy Corp. (I)	5,583	110,990
Rosetta Resources, Inc. (I)	22,359	1,053,780
Royal Dutch Shell PLC, B Shares	234,893	9,601,862
Royal Dutch Shell PLC, Class A	367,138	14,437,001
RSP Permian, Inc. (I)	2,832	76,464
S-Oil Corp.	3,082	166,611
Sanchez Energy Corp. (I)(L)	4,684	161,270
Santos, Ltd.	87,025	1,178,287
Sasol, Ltd.	38,709	2,178,551
Scorpio Tankers, Inc.	22,632	205,272
SemGroup Corp., Class A	5,131	348,600
Ship Finance International, Ltd. (L)	6,651	123,177
Showa Shell Sekiyu KK	17,000	184,198
SK Innovation Company, Ltd.	4,184	437,546
SM Energy Company	16,235	1,230,775
Solazyme, Inc. (I)(L)	5,950	59,440
Southwestern Energy Company (I)	66,665	3,031,258
Spectra Energy Corp.	126,632	5,138,727
Statoil ASA	51,232	1,570,147
Stone Energy Corp. (I)	6,134	272,288
Swift Energy Company (I)(L)	5,438	59,002
Synergy Resources Corp. (I)	6,298	73,939
Tambang Batubara Bukit Asam Persero
Tbk PT	18,190	16,693
Targa Resources Corp.	3,995	459,265
Teekay Tankers, Ltd., Class A (L)	8,156	29,525
Tesoro Corp.	24,973	1,403,483
The Williams Companies, Inc.	129,316	6,072,679
TonenGeneral Sekiyu KK	27,000	259,594
Total SA	206,741	14,514,570
Triangle Petroleum Corp. (I)(L)	8,441	84,832
Tullow Oil PLC	86,766	1,228,342
Ultrapar Participacoes SA	21,800	524,006
Ur-Energy, Inc. (I)(L)	15,982	19,818
Uranium Energy Corp. (I)(L)	11,312	19,796
VAALCO Energy, Inc. (I)	7,275	47,287
Valero Energy Corp.	100,605	5,638,910
W&T Offshore, Inc.	4,310	63,228
Warren Resources, Inc. (I)	9,437	43,221
Western Refining, Inc. (L)	6,624	271,716
Westmoreland Coal Company (I)	1,502	45,766
Woodside Petroleum, Ltd.	60,258	2,368,355
World Fuel Services Corp.	17,404	806,849
WPX Energy, Inc. (I)	48,843	1,034,495
Yanzhou Coal Mining Company, Ltd.,
H Shares	87,210	68,800

		391,096,733

		479,425,968

160

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 18.2%
Banks - 7.6%
1st Source Corp.	1,927	$58,465
1st United Bancorp, Inc.	4,407	36,798
Agricultural Bank of China, Ltd., H Shares	1,013,000	451,790
Alior Bank SA (I)	3,099	85,335
Alliance Financial Group BHD	76,240	116,054
Alpha Bank AE (I)	100,184	94,432
Ameris Bancorp (I)	3,278	68,871
AMMB Holdings BHD	114,200	260,977
Aozora Bank, Ltd.	103,000	316,526
Arrow Financial Corp. (L)	1,836	47,516
Associated Banc-Corp.	38,986	671,729
Australia & New Zealand Banking Group, Ltd.	249,261	7,787,307
Banc of California, Inc.	2,441	26,607
Banca Monte dei Paschi di Siena SpA (I)(L)	7,392	250,469
BancFirst Corp.	927	55,073
Banco Bilbao Vizcaya Argentaria SA	623,195	7,997,491
Banco Bradesco SA	43,620	622,281
Banco de Sabadell SA	355,665	1,175,554
Banco do Brasil SA (I)	57,100	580,354
Banco Espirito Santo SA (I)(L)	256,700	348,516
Banco Latinoamericano de
Comercio Exterior SA	3,668	98,082
Banco Popolare SC (I)	40,846	788,934
Banco Popular Espanol SA	173,232	1,224,327
Banco Santander Brasil SA	64,100	430,900
Banco Santander SA	1,219,082	12,482,976
BancorpSouth, Inc.	32,012	752,282
Bank Central Asia Tbk PT	393,130	363,224
Bank Danamon Indonesia Tbk PT	90,301	32,224
Bank Handlowy w Warszawie SA	2,409	95,045
Bank Hapoalim, Ltd.	90,103	526,327
Bank Leumi Le-Israel, Ltd. (I)	107,385	425,368
Bank Mandiri Persero Tbk PT	303,428	265,890
Bank Millennium SA	31,260	84,933
Bank Negara Indonesia Persero Tbk PT	247,353	101,340
Bank of America Corp.	1,996,863	30,232,506
Bank of China, Ltd., H Shares	3,564,321	1,704,697
Bank of Communications Company, Ltd.,
H Shares	406,076	272,781
Bank of East Asia, Ltd.	113,093	460,852
Bank of Hawaii Corp.	10,783	601,260
Bank of Ireland (I)	1,880,442	721,476
Bank of Kentucky Financial Corp.	1,077	37,706
Bank of Marin Bancorp, Class A	972	42,049
Bank of Queensland, Ltd.	29,782	333,270
Bank of the Ozarks, Inc.	3,809	224,883
Bank of the Philippine Islands	54,170	104,717
Bank Pan Indonesia Tbk PT (I)	9,750	727
Bank Pekao SA	9,378	574,120
Bank Rakyat Indonesia Persero Tbk PT	346,777	303,478
Bank Zachodni WBK SA	2,069	250,036
Bankia SA (I)	421,005	856,661
Banner Corp.	2,445	93,326
Barclays Africa Group, Ltd.	23,450	341,640
Barclays PLC	1,435,775	5,939,547
BB&T Corp.	134,269	5,091,480
BBCN Bancorp, Inc.	9,851	150,228
BDO Unibank, Inc.	98,570	199,515
Bendigo and Adelaide Bank, Ltd.	38,647	422,309
BNC Bancorp	2,372	40,229
BNP Paribas SA	96,336	6,744,513
BOC Hong Kong Holdings, Ltd.	335,000	1,005,476

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Boston Private Financial Holdings, Inc.	9,854	$124,555
Bridge Bancorp, Inc.	1,606	39,524
Bridge Capital Holdings (I)	1,498	33,915
Bryn Mawr Bank Corp.	1,829	51,962
BS Financial Group, Inc.	11,335	172,971
CaixaBank SA	184,762	1,124,117
Camden National Corp.	1,190	43,792
Capital Bank Financial Corp., Class A (I)	2,889	70,087
Capital City Bank Group, Inc.	1,812	23,429
Cardinal Financial Corp.	4,322	75,073
Cascade Bancorp (I)	3,690	16,014
Cathay General Bancorp	27,647	664,357
Center Bancorp, Inc.	1,904	35,338
Centerstate Banks, Inc.	4,237	44,997
Central Pacific Financial Corp.	2,797	53,255
Chang Hwa Commercial Bank	419,119	254,708
Chemical Financial Corp.	3,696	106,223
China CITIC Bank Corp., Ltd., H Shares	369,200	214,701
China Construction Bank Corp., H Shares	3,377,196	2,480,006
China Development Financial Holdings Corp.	1,233,000	375,615
China Merchants Bank Company, Ltd.,
H Shares	211,855	391,130
China Minsheng Banking Corp., Ltd.,
H Shares	242,500	249,522
Chongqing Rural Commercial Bank, H Shares	124,000	57,354
CIMB Group Holdings BHD	333,500	762,351
Citigroup, Inc.	573,747	27,293,145
Citizens & Northern Corp.	1,863	34,782
City Holding Company	2,046	88,408
City National Corp.	11,518	818,815
CNB Financial Corp.	1,937	32,445
CoBiz Financial, Inc.	4,947	51,300
Columbia Banking System, Inc.	6,380	158,033
Comerica, Inc.	34,336	1,647,098
Commerce Bancshares, Inc.	19,748	857,261
Commerzbank AG (I)	99,662	1,585,633
Commonwealth Bank of Australia	147,238	11,201,243
Community Bank Systems, Inc.	4,948	175,703
Community Trust Bancorp, Inc.	2,068	70,974
Credit Agricole SA (L)	97,123	1,515,834
CTBC Financial Holding Company, Ltd.	1,199,598	765,104
CU Bancorp (I)	1,483	27,228
Customers Bancorp, Inc. (I)	2,927	55,615
CVB Financial Corp.	11,403	166,256
Danske Bank A/S	63,820	1,800,852
DBS Group Holdings, Ltd.	129,272	1,742,896
DGB Financial Group, Inc.	9,220	141,201
DNB ASA	45,742	860,317
E.Sun Financial Holding Company, Ltd.	422,455	279,218
Eagle Bancorp, Inc. (I)	2,765	88,397
East West Bancorp, Inc.	34,673	1,160,852
Enterprise Financial Services Corp.	2,735	47,780
Farmers Capital Bank Corp. (I)	1,273	24,327
Fidelity Southern Corp. (L)	2,228	29,811
Fifth Third Bancorp	160,801	3,326,973
Financial Institutions, Inc.	1,945	44,852
First Bancorp North Carolina	2,812	50,841
First BanCorp Puerto Rico (I)	9,108	44,356
First Busey Corp.	8,872	49,328
First Commonwealth Financial Corp.	12,202	104,937
First Community Bancshares, Inc.	2,299	33,565
First Connecticut Bancorp, Inc.	2,483	38,660
First Financial Bancorp	7,476	121,560

161

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
First Financial Bankshares, Inc. (L)	3,905	$232,269
First Financial Corp.	1,610	51,745
First Financial Holding Company, Ltd.	629,012	390,152
First Financial Holdings, Inc.	3,016	177,552
First Horizon National Corp.	57,227	655,821
First Interstate Bancsystem, Inc.	2,319	59,529
First Merchants Corp.	4,394	87,177
First Midwest Bancorp, Inc.	9,214	147,424
First Niagara Financial Group, Inc.	85,683	737,731
First Security Group, Inc. (I)	9,653	19,885
FirstMerit Corp.	60,228	1,124,457
Flushing Financial Corp.	4,171	82,961
FNB Corp.	19,063	233,331
Frost Bankers, Inc.	12,798	958,058
Fukuoka Financial Group, Inc.	73,000	317,962
Fulton Financial Corp.	46,336	553,715
Glacier Bancorp, Inc.	8,869	232,989
Great Southern Bancorp, Inc.	1,575	46,132
Grupo Financiero Banorte SAB
de CV, Series O	169,800	1,240,036
Grupo Financiero Inbursa SAB
de CV, Series O	157,400	429,723
Grupo Financiero Santander Mexico
SAB de CV	124,000	332,557
Guaranty Bancorp	2,099	28,966
Hana Financial Group, Inc.	18,771	682,843
Hancock Holding Company	30,338	1,024,818
Hang Seng Bank, Ltd.	69,000	1,137,489
Hanmi Financial Corp.	3,980	84,814
HDFC Bank, Ltd., ADR	44,026	1,982,491
Heartland Financial USA, Inc.	1,840	44,583
Heritage Commerce Corp.	3,329	26,832
Heritage Financial Corp.	4,449	70,072
Heritage Oaks Bancorp (I)	3,326	24,479
Hokuhoku Financial Group, Inc.	111,000	220,182
Home BancShares, Inc.	5,561	169,666
HomeTrust Bancshares, Inc. (I)	3,248	49,175
Hong Leong Bank BHD	39,000	168,537
Hong Leong Financial Group BHD	14,300	68,568
Horizon Bancorp	1,535	32,619
HSBC Holdings PLC	1,783,165	18,809,505
Hua Nan Financial Holdings Company, Ltd.	493,862	302,461
Hudson Valley Holding Corp.	2,146	38,392
Huntington Bancshares, Inc.	156,924	1,454,685
Iberiabank Corp.	3,650	227,979
ICICI Bank, Ltd., ADR	9,610	477,329
Independent Bank Corp.	2,976	107,731
Industrial & Commercial Bank of China, Ltd.,
H Shares	3,419,270	2,220,672
Industrial Bank of Korea	14,610	200,846
International Bancshares Corp.	20,467	493,255
Intesa Sanpaolo SpA	1,330,386	4,461,236
Investors Bancorp, Inc.	15,560	168,048
JPMorgan Chase & Company	715,545	39,762,836
KB Financial Group, Inc.	26,699	907,888
KBC Groep NV (I)	45,666	2,720,406
KeyCorp	167,891	2,298,428
KJB Financial Group Company, Ltd. (I)	1,866	20,851
KNB Financial Group Company, Ltd. (I)	2,851	38,844
Lakeland Bancorp, Inc.	4,848	50,321
Lakeland Financial Corp.	2,167	78,402
Lloyds Banking Group PLC (I)	4,687,154	6,109,615
M&T Bank Corp. (L)	24,748	3,003,665

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
MainSource Financial Group, Inc.	2,593	$43,173
Malayan Banking BHD	303,133	932,527
MB Financial, Inc.	6,783	182,056
mBank	1,088	177,943
Mega Financial Holding Company, Ltd.	847,575	708,322
Mercantile Bank Corp.	1,329	28,480
Metro Bancorp, Inc. (I)	1,988	43,438
Metropolitan Bank & Trust Company	19,060	36,439
Mitsubishi UFJ Financial Group, Inc.	1,192,200	6,729,145
Mizrahi Tefahot Bank, Ltd.	11,434	155,362
Mizuho Financial Group, Inc.	2,156,800	4,212,649
National Australia Bank, Ltd.	214,424	6,696,665
National Bank Holdings Corp.	5,883	115,130
National Bank of Greece SA (I)	21,992	78,730
National Bankshares, Inc. (L)	1,178	37,107
National Penn Bancshares, Inc.	14,586	149,944
Natixis (L)	91,907	626,604
NBT Bancorp, Inc.	5,437	123,529
Nedbank Group, Ltd.	14,249	299,077
NewBridge Bancorp (I)	4,113	30,847
Nordea Bank AB	289,939	4,282,660
OFG Bancorp	5,683	102,635
Old National Bancorp	13,115	177,446
OmniAmerican Bancorp, Inc.	1,783	42,917
Oversea-Chinese Banking Corp., Ltd.	193,964	1,508,013
Pacific Continental Corp.	2,806	38,779
Pacific Premier Bancorp, Inc. (I)	2,641	37,291
PacWest Bancorp	34,634	1,399,906
Park National Corp. (L)	1,357	101,300
Park Sterling Corp.	6,872	44,324
Peapack Gladstone Financial Corp.	1,646	32,558
Penns Woods Bancorp, Inc.	813	37,455
Peoples Bancorp, Inc.	1,647	40,516
Pinnacle Financial Partners, Inc.	4,299	148,401
Piraeus Bank SA (I)	72,849	179,531
Powszechna Kasa Oszczednosci
Bank Polski SA	63,393	848,854
Preferred Bank (I)	1,764	39,743
PrivateBancorp, Inc.	7,989	213,386
Prosperity Bancshares, Inc.	21,103	1,226,717
Public Bank BHD	70,062	471,175
Regions Financial Corp.	267,950	2,730,410
Renasant Corp.	3,834	106,087
Republic Bancorp, Inc., Class A	1,419	32,992
Resona Holdings, Inc.	205,900	1,081,746
RHB Capital BHD	43,516	113,815
Royal Bank of Scotland Group PLC (I)	205,763	1,196,805
S&T Bancorp, Inc.	3,483	84,532
Sandy Spring Bancorp, Inc.	2,937	69,636
Seacoast Banking Corp. of Florida (I)	2,778	29,613
Seven Bank, Ltd.	55,600	207,350
Shinhan Financial Group Company, Ltd.	29,433	1,286,733
Shinsei Bank, Ltd.	156,000	327,417
Sierra Bancorp	1,888	29,887
Signature Bank (I)	11,451	1,326,255
Simmons First National Corp., Class A	2,197	89,264
SinoPac Financial Holdings Company, Ltd.	594,555	264,009
Skandinaviska Enskilda Banken AB, Series A	144,651	1,966,752
Societe Generale SA	70,018	4,035,884
Southside Bancshares, Inc.	2,514	64,911
Southwest Bancorp, Inc.	2,765	47,558
Standard Bank Group, Ltd.	84,803	1,135,895
Standard Chartered PLC	231,627	5,215,088

162

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
State Bank Financial Corp.	4,315	$69,515
State Bank of India, GDR	6,329	543,495
State Bank of India, GDR	697	59,733
Sterling Bancorp	10,288	116,563
Stock Yards Bancorp, Inc.	2,035	58,120
Suffolk Bancorp (I)	1,670	37,692
Sumitomo Mitsui Financial Group, Inc.	119,400	4,845,043
Sumitomo Mitsui Trust Holdings, Inc.	312,000	1,266,563
Sun Bancorp, Inc. (I)	6,389	24,087
SunTrust Banks, Inc.	100,963	3,868,902
Suruga Bank, Ltd.	17,000	294,225
Susquehanna Bancshares, Inc.	22,951	226,756
SVB Financial Group (I)	11,103	1,170,811
Svenska Handelsbanken AB, Class A	47,803	2,432,660
Swedbank AB, Class A	86,971	2,315,868
Synovus Financial Corp.	33,633	775,587
Taishin Financial Holdings Company, Ltd.	606,128	301,411
Taiwan Business Bank (I)	296,304	91,251
Taiwan Cooperative Financial
Holding Company, Ltd.	508,288	279,054
Taylor Capital Group, Inc. (I)	2,252	47,720
TCF Financial Corp.	40,062	636,585
Texas Capital Bancshares, Inc. (I)	4,983	255,130
The Bancorp, Inc. (I)	4,179	65,610
The Bank of Kyoto, Ltd.	31,000	258,414
The Bank of Yokohama, Ltd.	112,000	627,111
The Chiba Bank, Ltd.	70,000	456,927
The Chugoku Bank, Ltd.	15,300	217,713
The First of Long Island Corp.	1,316	50,758
The Gunma Bank, Ltd.	37,000	194,768
The Hachijuni Bank, Ltd.	40,000	220,466
The Hiroshima Bank, Ltd.	45,000	203,093
The Iyo Bank, Ltd.	25,000	235,627
The Joyo Bank, Ltd.	63,000	311,043
The Nishi-Nippon City Bank, Ltd.	67,000	144,229
The PNC Financial Services Group, Inc.	100,901	8,603,828
The Shizuoka Bank, Ltd.	53,000	499,707
Tompkins Financial Corp.	1,705	78,686
TowneBank	3,410	53,196
Trico Bancshares	2,290	52,418
Trustmark Corp.	24,660	570,879
U.S. Bancorp	344,402	14,530,320
UMB Financial Corp.	4,352	240,230
Umpqua Holdings Corp.	61,807	1,024,142
UniCredit SpA	499,789	4,363,494
Union Bankshares Corp.	5,225	130,468
Unione di Banche Italiane SCPA (L)	94,918	875,065
United Bankshares, Inc.	8,006	242,582
United Community Banks, Inc.	5,348	82,038
United Overseas Bank, Ltd.	96,214	1,732,041
Univest Corp. of Pennsylvania	2,647	55,111
Valley National Bancorp (L)	48,481	469,781
ViewPoint Financial Group, Inc.	5,003	124,325
Washington Trust Bancorp, Inc.	1,752	59,936
Webster Financial Corp.	32,897	984,278
Wells Fargo & Company	904,821	45,946,810
WesBanco, Inc.	3,226	94,973
WestAmerica Bancorp. (L)	9,802	480,004
Western Alliance Bancorp (I)	9,117	208,597
Westpac Banking Corp.	282,764	9,064,219
Wilshire Bancorp, Inc.	8,443	85,190
Wintrust Financial Corp.	5,274	229,841
Woori Finance Holdings Company, Ltd. (I)	24,592	289,758

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Yadkin Financial Corp. (I)	2,101	$39,604
Yamaguchi Financial Group, Inc.	21,000	200,921
Zions Bancorporation	35,212	1,006,711

		426,299,906
Capital Markets - 1.9%
3i Group PLC	92,446	670,002
Aberdeen Asset Management PLC	89,931	672,108
Affiliated Managers Group, Inc. (I)	12,894	2,431,808
Ameriprise Financial, Inc.	36,045	4,059,027
Apollo Investment Corp.	26,931	225,682
Arlington Asset Investment Corp., Class A (L)	2,021	55,881
BGC Partners, Inc., Class A	15,583	109,081
BlackRock Kelso Capital Corp. (L)	9,299	80,622
BlackRock, Inc.	23,733	7,236,192
Calamos Asset Management, Inc., Class A	2,895	36,043
Capital Securities Corp.	16,000	5,852
Capital Southwest Corp. (L)	1,761	63,660
CETIP SA - Mercados Organizados	13,000	168,165
China Cinda Asset Management
Company, Ltd., H Shares (I)	201,000	96,192
China Everbright, Ltd.	33,784	47,650
CITIC Securities Company, Ltd., H Shares	50,500	108,796
Cohen & Steers, Inc. (L)	2,351	95,192
Cowen Group, Inc., Class A (I)	12,657	52,273
Credit Suisse Group AG (I)	129,596	3,848,806
Daewoo Securities Company, Ltd.	10,523	89,784
Daiwa Securities Group, Inc.	156,000	1,267,145
Deutsche Bank AG	106,752	4,323,586
Diamond Hill Investment Group, Inc.	356	43,436
E*TRADE Financial Corp. (I)	54,820	1,116,683
Eaton Vance Corp.	29,716	1,103,949
Evercore Partners, Inc., Class A	3,891	214,161
FBR & Company (I)	1,211	31,607
Federated Investors, Inc., Class B (L)	22,836	645,574
Fidus Investment Corp. (L)	2,137	39,278
Fifth Street Finance Corp.	16,954	157,503
Financial Engines, Inc. (L)	6,025	245,218
Firsthand Technology Value Fund, Inc. (L)	1,381	28,739
Franklin Resources, Inc.	76,233	4,208,824
FXCM, Inc., Class A (L)	4,585	61,347
GAMCO Investors, Inc., Class A	778	59,206
GFI Group, Inc.	9,290	31,400
Gladstone Capital Corp. (L)	3,394	33,736
Gladstone Investment Corp. (L)	4,387	33,912
Golub Capital BDC, Inc.	4,670	79,483
Greenhill & Company, Inc.	9,935	493,968
GSV Capital Corp. (I)(L)	2,636	24,436
Haitong Securities Company, Ltd., H Shares	58,400	87,716
Hargreaves Lansdown PLC	20,243	413,896
Hercules Technology Growth Capital, Inc. (L)	7,566	115,306
HFF, Inc., Class A	4,057	131,122
Hyundai Securities Company, Ltd. (I)	8,308	49,975
ICAP PLC	50,614	339,355
ICG Group, Inc. (I)	4,728	91,345
INTL. FCStone, Inc. (I)	1,999	36,822
Invesco, Ltd.	81,750	3,000,225
Investec PLC	54,252	471,411
Investec, Ltd.	17,887	153,625
Investment Technology Group, Inc. (I)	4,621	88,400
Janus Capital Group, Inc. (L)	54,852	640,671
Julius Baer Group, Ltd. (I)	19,008	823,594
KCAP Financial, Inc. (L)	4,301	34,279
KCG Holdings, Inc., Class A (I)	8,858	106,207

163

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Korea Investment Holdings Company, Ltd.	2,590	$98,422
Ladenburg Thalmann
Financial Services, Inc. (I)	13,239	40,114
Legg Mason, Inc.	20,072	980,317
Macquarie Group, Ltd.	26,349	1,476,779
Main Street Capital Corp. (L)	4,852	150,558
Manning & Napier, Inc.	2,024	34,590
MCG Capital Corp.	9,961	33,967
Medallion Financial Corp.	2,902	39,206
Mediobanca SpA (I)	59,271	594,858
Medley Capital Corp. (L)	5,940	73,597
Mirae Asset Securities Company, Ltd.	1,704	71,271
Morgan Stanley	264,990	8,177,591
MVC Capital, Inc.	3,115	39,779
New Mountain Finance Corp.	5,936	84,410
Nomura Holdings, Inc.	337,400	2,230,720
Northern Trust Corp.	42,100	2,542,840
Oppenheimer Holdings, Inc., Class A	1,352	31,096
Partners Group Holding AG	1,501	398,483
PennantPark Floating Rate Capital, Ltd. (L)	2,464	34,496
PennantPark Investment Corp.	8,320	91,936
Piper Jaffray Companies (I)	2,027	89,249
Prospect Capital Corp. (L)	37,619	373,933
Pzena Investment Management, Inc., Class A	1,537	15,785
Raymond James Financial, Inc.	29,988	1,451,419
Safeguard Scientifics, Inc. (I)	2,699	51,497
Samsung Securities Company, Ltd.	4,245	171,149
SBI Holdings, Inc.	18,164	208,685
Schroders PLC	9,617	417,502
SEI Investments Company	34,470	1,135,097
Solar Capital, Ltd.	5,657	117,892
Solar Senior Capital, Ltd.	2,005	33,604
State Street Corp.	81,518	5,320,680
Stifel Financial Corp. (I)	7,806	352,831
SWS Group, Inc. (I)	4,063	29,172
T. Rowe Price Group, Inc.	49,472	4,033,452
TCP Capital Corp. (L)	4,471	76,722
The Bank of New York Mellon Corp.	214,409	7,409,975
The Charles Schwab Corp.	220,748	5,565,057
The Goldman Sachs Group, Inc.	79,547	12,712,406
THL Credit, Inc. (L)	4,490	59,717
TICC Capital Corp.	6,763	65,533
Triangle Capital Corp.	3,438	90,248
UBS AG (I)	314,793	6,329,081
Virtus Investment Partners, Inc. (I)	839	154,787
Waddell & Reed Financial, Inc., Class A	20,545	1,240,507
Walter Investment Management Corp. (I)(L)	4,566	132,003
Westwood Holdings Group, Inc.	933	54,823
WisdomTree Investments, Inc. (I)(L)	12,365	128,472
Woori Investment & Securities Company, Ltd.	7,630	64,632
Yuanta Financial Holdings Company, Ltd.	765,000	400,029

		106,490,925
Consumer Finance - 0.6%
Acom Company, Ltd. (I)(L)	35,400	136,212
AEON Credit Service Company, Ltd.	10,300	260,229
American Express Company	172,670	15,799,305
Capital One Financial Corp.	108,221	8,537,555
Cash America International, Inc.	3,545	168,423
Compartamos SAB de CV	76,400	135,727
Consumer Portfolio Services, Inc. (I)	2,367	17,374
Credit Acceptance Corp. (I)	855	111,663
Credit Saison Company, Ltd.	14,100	255,282
DFC Global Corp. (I)	5,190	48,630

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
Discover Financial Services	88,969	$5,260,737
Encore Capital Group, Inc. (I)(L)	3,081	133,376
Ezcorp, Inc., Class A (I)	6,463	78,978
First Cash Financial Services, Inc. (I)	3,632	190,753
Green Dot Corp., Class A (I)	3,236	59,445
Imperial Holdings, Inc. (I)	2,809	18,286
JGWPT Holdings, Inc., Class A (I)	1,504	16,033
Navient Corp.	80,952	1,279,042
Nelnet, Inc., Class A	2,833	116,635
Nicholas Financial, Inc.	1,707	24,888
Portfolio Recovery Associates, Inc. (I)	6,229	347,516
Samsung Card Company, Ltd.	2,277	83,917
SLM Corp.	100,506	865,357
Springleaf Holdings, Inc. (I)(L)	3,007	70,574
World Acceptance Corp. (I)(L)	1,082	85,467

		34,101,404
Diversified Financial Services - 1.6%
African Bank Investments, Ltd. (I)(L)	91,052	72,296
ASX, Ltd.	17,548	588,353
Ayala Corp.	12,340	174,540
Berkshire Hathaway, Inc., Class B (I)	340,176	43,658,188
BM&FBovespa SA	125,400	614,602
CBOE Holdings, Inc.	20,939	1,061,188
Chailease Holding Company, Ltd.	66,700	167,978
CME Group, Inc.	59,575	4,289,400
Deutsche Boerse AG	20,456	1,562,527
Eurazeo	3,137	270,756
Exor SpA	11,371	488,674
Far East Horizon, Ltd.	73,000	49,506
First Pacific Company, Ltd.	220,000	249,196
FirstRand, Ltd.	212,865	801,710
Fubon Financial Holding Company, Ltd.	602,736	868,652
Groupe Bruxelles Lambert SA	14,559	1,515,882
Hong Kong Exchanges & Clearing, Ltd.	97,415	1,820,160
Industrivarden AB, C Shares	11,360	228,080
ING Groep NV (I)	485,841	6,813,862
Intercontinental Exchange Group, Inc.	21,712	4,264,237
Investment AB Kinnevik, B Shares	21,699	861,364
Investor AB, B Shares	43,216	1,698,965
Japan Exchange Group, Inc.	22,800	549,682
Leucadia National Corp.	59,110	1,516,171
London Stock Exchange Group PLC	16,726	549,307
MarketAxess Holdings, Inc.	4,612	246,050
Marlin Business Services Corp.	1,230	25,621
McGraw-Hill Financial, Inc.	51,188	4,185,643
Metro Pacific Investments Corp.	716,000	82,046
Mitsubishi UFJ Lease &
Finance Company, Ltd.	55,600	301,888
Moody’s Corp.	35,517	3,038,124
MSCI, Inc. (I)	28,232	1,218,493
NewStar Financial, Inc. (I)	3,099	41,713
ORIX Corp.	120,100	1,921,122
Pargesa Holding SA	2,288	204,092
PHH Corp. (I)	7,025	178,927
PICO Holdings, Inc. (I)	3,011	69,825
Pohjola Bank PLC, A Shares	13,477	289,852
Remgro, Ltd.	32,834	680,417
RMB Holdings, Ltd.	48,890	240,361
Singapore Exchange, Ltd.	66,000	362,682
The NASDAQ OMX Group, Inc.	22,522	853,584
Wendel SA	3,127	472,199

		89,147,915

164

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 3.5%
ACE, Ltd.	63,611	$6,597,097
Admiral Group PLC	18,371	449,434
Aegon NV	231,273	2,009,487
Aflac, Inc.	86,122	5,273,250
Ageas	40,482	1,702,888
AIA Group, Ltd.	1,090,509	5,475,072
Alleghany Corp. (I)	4,046	1,703,852
Allianz SE	47,775	8,115,923
Ambac Financial Group, Inc. (I)	5,585	157,385
American Equity Investment Life
Holding Company	8,022	180,655
American Financial Group, Inc.	17,347	1,012,718
American International Group, Inc.	276,616	14,956,627
AMERISAFE, Inc.	2,342	90,190
AMP, Ltd.	270,898	1,336,139
AmTrust Financial Services, Inc. (L)	3,823	163,242
Aon PLC	56,881	5,115,877
Argo Group International Holdings, Ltd.	3,347	162,162
Arthur J. Gallagher & Company	37,005	1,695,939
Aspen Insurance Holdings, Ltd.	15,771	724,677
Assicurazioni Generali SpA	134,820	3,055,658
Assurant, Inc.	13,734	931,303
Aviva PLC	275,952	2,428,075
AXA SA	175,383	4,334,718
Baldwin & Lyons, Inc., Class B	1,350	34,412
Baloise Holding AG	4,080	490,221
BB Seguridade Participacoes SA	40,500	515,221
Brown & Brown, Inc.	28,873	871,676
Cathay Financial Holdings Company, Ltd.	700,063	1,073,104
China Life Insurance Company, Ltd.	192,732	182,263
China Life Insurance Company, Ltd., H Shares	346,376	951,479
China Pacific Insurance Group Company, Ltd.,
H Shares	123,600	411,303
China Taiping Insurance
Holdings Company, Ltd. (I)	39,200	68,316
Cincinnati Financial Corp.	27,848	1,365,109
CNO Financial Group, Inc.	27,473	443,139
CNP Assurances	16,659	359,466
Crawford & Company, Class B	3,206	31,419
Delta Lloyd NV	24,631	598,405
Direct Line Insurance Group PLC	106,744	453,446
Discovery, Ltd.	20,387	176,391
Dongbu Insurance Company, Ltd.	2,933	166,118
eHealth, Inc. (I)	2,264	83,360
Employers Holdings, Inc.	3,918	82,396
Enstar Group, Ltd. (I)	1,059	149,213
Everest Re Group, Ltd.	11,470	1,835,429
FBL Financial Group, Inc., Class A	1,339	58,528
Fidelity & Guaranty Life	1,673	35,802
Fidelity National Financial, Inc., Class A	66,903	2,230,546
First American Financial Corp.	38,987	1,092,416
Genworth Financial, Inc., Class A (I)	93,513	1,588,786
Gjensidige Forsikring ASA	9,180	169,570
Global Indemnity PLC (I)	1,272	33,632
Greenlight Capital Re, Ltd., Class A (I)	3,527	111,771
Hannover Rueckversicherung AG	6,222	553,625
Hanwha Life Insurance Company, Ltd.	15,710	99,897
HCC Insurance Holdings, Inc.	24,163	1,135,178
HCI Group, Inc. (L)	1,250	48,463
Hilltop Holdings, Inc. (I)	8,219	170,544
Horace Mann Educators Corp.	4,950	144,590
Hyundai Marine & Fire
Insurance Company, Ltd.	4,200	119,292

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Infinity Property & Casualty Corp.	1,474	$94,351
Insurance Australia Group, Ltd.	208,389	1,155,790
Kemper Corp.	12,365	432,157
Legal & General Group PLC	547,405	2,115,764
Liberty Holdings, Ltd.	7,631	93,382
Lincoln National Corp.	49,782	2,387,545
Loews Corp.	57,770	2,491,620
Maiden Holdings, Ltd.	6,251	76,512
Mapfre SA	113,909	465,504
Marsh & McLennan Companies, Inc.	103,597	5,207,821
Meadowbrook Insurance Group, Inc.	7,009	47,731
Mercury General Corp.	8,785	414,213
MetLife, Inc.	212,278	10,811,319
MMI Holdings, Ltd.	74,622	180,288
Montpelier Re Holdings, Ltd.	5,020	157,829
MS&AD Insurance Group Holdings	47,200	1,125,416
Muenchener Rueckversicherungs AG	18,671	4,142,387
National Interstate Corp.	904	25,574
National Western Life Insurance
Company, Class A	309	75,615
New China Life Insurance Company, Ltd.,
H Shares	40,800	128,291
NKSJ Holdings, Inc.	31,100	869,751
Old Mutual PLC	458,272	1,553,967
Old Republic International Corp.	58,649	1,002,898
OneBeacon Insurance Group, Ltd., Class A	3,101	47,414
People’s Insurance Company Group of
China, Ltd., H Shares	228,000	91,049
PICC Property & Casualty Company, Ltd.,
H Shares	144,780	213,172
Ping An Insurance Group Company, H Shares	88,355	683,710
Platinum Underwriters Holdings, Ltd.	3,297	211,503
Porto Seguro SA	7,600	105,809
Powszechny Zaklad Ubezpieczen SA	4,027	592,881
Primerica, Inc.	20,517	924,086
Principal Financial Group, Inc.	51,861	2,425,539
Protective Life Corp.	19,030	995,269
Prudential Financial, Inc.	87,460	7,185,714
Prudential PLC	239,753	5,577,102
QBE Insurance Group, Ltd.	110,731	1,174,475
Rand Merchant Insurance Holdings, Ltd.	45,583	135,361
Reinsurance Group of America, Inc.	17,134	1,339,193
RenaissanceRe Holdings, Ltd.	10,088	1,050,867
Resolution, Ltd.	132,663	697,493
RLI Corp.	5,283	235,622
RSA Insurance Group PLC (I)	93,266	750,216
Safety Insurance Group, Inc.	1,654	85,313
Sampo OYJ, Class A	43,106	2,175,491
Samsung Fire & Marine
Insurance Company, Ltd.	2,515	641,441
Samsung Life Insurance Company, Ltd.	4,193	410,965
Sanlam, Ltd. (L)	124,903	698,058
SCOR SE	14,932	521,044
Selective Insurance Group, Inc.	7,037	167,269
Shin Kong Financial Holding Company, Ltd.	576,560	183,234
Sony Financial Holdings, Inc.	16,500	273,305
StanCorp Financial Group, Inc.	10,584	636,098
Standard Life PLC	223,451	1,500,262
State Auto Financial Corp.	1,769	38,228
Stewart Information Services Corp.	2,658	85,269
Sul America SA	9,144	70,530
Suncorp Group, Ltd.	118,106	1,471,100
Swiss Life Holding AG (I)	2,720	654,177

165

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Swiss Re AG (I)	30,368	$2,702,456
Symetra Financial Corp.	10,372	216,256
T&D Holdings, Inc.	53,300	698,375
The Allstate Corp.	84,458	4,920,523
The Chubb Corp.	46,389	4,298,405
The Dai-ichi Life Insurance Company, Ltd.	78,700	1,174,635
The Hanover Insurance Group, Inc.	10,624	637,971
The Hartford Financial Services Group, Inc.	84,269	2,919,921
The Navigators Group, Inc. (I)	1,332	82,997
The Phoenix Companies, Inc. (I)	827	39,638
The Progressive Corp.	103,408	2,588,302
The Travelers Companies, Inc.	66,563	6,220,312
Third Point Reinsurance, Ltd. (I)	3,095	47,199
Tokio Marine Holdings, Inc.	64,800	2,059,470
Torchmark Corp.	16,776	1,357,682
Tower Group International, Ltd. (L)	7,931	17,052
Tryg A/S	2,541	242,790
UnipolSai SpA	103,627	356,861
United Fire Group, Inc.	2,425	67,294
Universal Insurance Holdings, Inc.	3,282	40,992
Unum Group	48,917	1,658,775
W.R. Berkley Corp.	25,208	1,123,521
XL Group PLC	52,035	1,689,056
Zurich Insurance Group AG (I)	13,723	4,122,109

		193,993,470
Real Estate Investment Trusts - 2.4%
Acadia Realty Trust	6,815	188,026
AG Mortgage Investment Trust, Inc.	3,543	67,317
Agree Realty Corp.	2,056	63,407
Alexander’s, Inc.	258	94,686
Alexandria Real Estate Equities, Inc.	17,345	1,319,781
Altisource Residential Corp., Class B	6,916	192,887
American Assets Trust, Inc.	4,194	143,854
American Campus Communities, Inc.	25,369	985,332
American Capital Mortgage Investment Corp.	6,545	133,714
American Realty Capital Properties, Inc.	56,338	699,155
American Residential Properties, Inc. (I)	1,728	31,622
AmREIT, Inc.,	2,969	52,759
Anworth Mortgage Asset Corp.	16,467	88,922
Apartment Investment & Management
Company, Class A	28,055	883,171
Apollo Commercial Real Estate Finance, Inc.	4,577	76,665
Apollo Residential Mortgage, Inc.	4,075	68,378
Ares Commercial Real Estate Corp.	3,078	38,567
Armada Hoffler Properties, Inc.	3,178	30,699
ARMOUR Residential REIT, Inc.	45,387	197,433
Ascendas Real Estate Investment Trust	158,000	310,156
Ashford Hospitality Prime, Inc.	2,461	40,114
Ashford Hospitality Trust, Inc.	7,543	80,710
Associated Estates Realty Corp.	7,065	122,154
AvalonBay Communities, Inc.	22,980	3,259,483
Aviv REIT, Inc.	1,576	43,734
BioMed Realty Trust, Inc.	46,624	1,011,741
Boston Properties, Inc.	28,903	3,488,014
British Land Company PLC	90,164	1,081,871
Camden Property Trust	20,682	1,452,704
Campus Crest Communities, Inc.	8,168	72,450
CapitaCommercial Trust	148,000	199,513
CapitaMall Trust	187,200	309,265
Capstead Mortgage Corp.	11,228	147,873
Cedar Realty Trust, Inc.	9,348	57,397
CFS Retail Property Trust Group	187,536	358,228
Chambers Street Properties	29,012	232,096

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Chatham Lodging Trust	3,424	$77,040
Chesapeake Lodging Trust	6,038	176,128
Colony Financial, Inc.	11,207	248,347
CoreSite Realty Corp.	2,589	82,071
Corio NV	8,748	437,818
Corporate Office Properties Trust	21,168	583,178
Corrections Corp. of America	28,074	913,247
Cousins Properties, Inc.	20,463	245,556
Crown Castle International Corp.	63,122	4,843,351
CubeSmart	17,094	311,795
CyrusOne, Inc.	2,501	57,223
CYS Investments, Inc.	19,894	183,821
DCT Industrial Trust, Inc.	38,488	304,825
Dexus Property Group	498,900	518,603
DiamondRock Hospitality Company	23,872	296,490
Duke Realty Corp.	79,180	1,401,486
DuPont Fabros Technology, Inc.	7,628	195,048
Dynex Capital, Inc.	7,252	62,730
EastGroup Properties, Inc.	3,666	233,378
Education Realty Trust, Inc.	14,186	148,386
Empire State Realty Trust, Inc., Class A	10,025	164,310
EPR Properties	6,095	328,642
Equity One, Inc.	22,683	520,802
Equity Residential	63,437	3,920,407
Essex Property Trust, Inc.	11,624	2,103,479
Excel Trust, Inc.	6,160	81,312
Extra Space Storage, Inc.	26,636	1,394,395
Federal Realty Investment Trust	16,178	1,933,595
Federation Centres, Ltd.	132,751	311,717
FelCor Lodging Trust, Inc.	15,323	150,778
Fibra Uno Administracion SA de CV	91,200	279,988
First Industrial Realty Trust, Inc.	13,207	244,858
First Potomac Realty Trust	7,379	96,517
Fonciere Des Regions	2,738	274,063
Franklin Street Properties Corp.	11,282	141,251
Gecina SA	2,136	304,955
General Growth Properties, Inc.	98,443	2,345,897
Getty Realty Corp.	3,405	66,534
Gladstone Commercial Corp.	2,854	51,286
Glimcher Realty Trust	17,836	196,553
Goodman Group	156,348	742,041
Government Properties Income Trust	6,703	171,061
Gramercy Property Trust, Inc.	7,811	45,851
Growthpoint Properties, Ltd.	128,712	285,916
Hammerson PLC	67,351	671,243
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	2,156	30,378
HCP, Inc.	86,312	3,603,526
Health Care REIT, Inc.	54,762	3,462,601
Healthcare Realty Trust, Inc.	11,692	291,482
Hersha Hospitality Trust	25,248	159,820
Highwoods Properties, Inc.	32,582	1,322,178
Home Properties, Inc.	13,813	858,892
Hospitality Properties Trust	36,224	1,050,858
Host Hotels & Resorts, Inc.	142,890	3,153,582
Hudson Pacific Properties, Inc.	6,261	148,386
ICADE	3,517	352,032
Inland Real Estate Corp.	10,333	109,736
Intu Properties PLC	81,998	433,235
Invesco Mortgage Capital, Inc.	15,006	266,507
Investors Real Estate Trust	13,063	115,999
iStar Financial, Inc. (I)	10,395	150,104
Japan Prime Realty Investment Corp.	76	273,583

166

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Japan Real Estate Investment Corp.	112	$656,422
Japan Retail Fund Investment Corp.	218	480,324
JAVELIN Mortgage Investment Corp.	1,906	25,598
Keppel REIT	2,620	2,731
Kilroy Realty Corp.	19,879	1,204,270
Kimco Realty Corp.	77,262	1,770,845
Kite Realty Group Trust	16,291	101,167
Klepierre	9,678	469,962
Land Securities Group PLC	74,832	1,341,388
LaSalle Hotel Properties	12,700	418,973
Lexington Realty Trust	21,829	247,759
Liberty Property Trust	35,493	1,373,934
LTC Properties, Inc.	4,311	171,319
Mack-Cali Realty Corp.	21,449	466,516
Medical Properties Trust, Inc.	19,751	267,033
Mid-America Apartment Communities, Inc.	18,151	1,313,225
Mirvac Group	331,134	558,769
Monmouth Real Estate
Investment Corp., Class A	6,261	59,292
National Health Investments, Inc.	3,543	222,217
National Retail Properties, Inc.	29,538	1,033,239
New Residential Investment Corp.	30,958	196,274
New York Mortgage Trust, Inc.	9,504	75,652
Nippon Building Fund, Inc.	131	769,265
Nippon Prologis REIT, Inc.	127	278,571
NorthStar Realty Finance Corp.	40,014	662,232
Omega Healthcare Investors, Inc.	30,077	1,109,541
One Liberty Properties, Inc.	1,837	39,495
Parkway Properties, Inc.	7,293	145,641
Pebblebrook Hotel Trust	7,539	267,936
Pennsylvania Real Estate Investment Trust	8,396	150,708
PennyMac Mortgage Investment Trust	8,513	179,795
Physicians Realty Trust	2,939	40,588
Plum Creek Timber Company, Inc.	33,490	1,510,399
Potlatch Corp.	14,830	595,573
Prologis, Inc.	94,369	3,917,257
PS Business Parks, Inc.	2,352	198,015
Public Storage	27,327	4,710,628
QTS Realty Trust, Inc., Class A	1,776	51,682
RAIT Financial Trust	10,086	79,074
Ramco-Gershenson Properties Trust	8,133	135,008
Rayonier, Inc.	30,612	1,457,131
Realty Income Corp.	53,167	2,302,131
Redefine Income Fund, Ltd.	219,121	192,598
Redwood Trust, Inc.	10,036	195,602
Regency Centers Corp.	22,355	1,193,757
Resource Capital Corp.	15,210	87,610
Retail Opportunity Investments Corp.	8,873	140,193
Rexford Industrial Realty, Inc.	2,586	36,152
RLJ Lodging Trust	14,926	413,599
Rouse Properties, Inc.	3,222	52,583
Ryman Hospitality Properties	5,386	248,456
Sabra Health Care REIT, Inc.	4,589	134,366
Saul Centers, Inc.	992	47,765
Segro PLC	69,980	433,888
Select Income REIT	2,531	72,716
Senior Housing Properties Trust	45,560	1,092,529
Shopping Centres Australasia Property Group	4,334	6,986
Silver Bay Realty Trust Corp.	2,092	33,200
Simon Property Group, Inc.	59,392	9,886,392
SL Green Realty Corp.	23,012	2,519,584
Sovran Self Storage, Inc.	3,785	290,688
STAG Industrial, Inc.	5,407	129,498

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Stockland	210,033	$763,503
Strategic Hotels & Resorts, Inc. (I)	22,289	242,950
Summit Hotel Properties, Inc.	10,025	100,651
Sun Communities, Inc.	4,954	239,873
Sunstone Hotel Investors, Inc.	22,393	328,953
Taubman Centers, Inc.	15,284	1,144,772
Terreno Realty Corp.	3,140	60,916
The Geo Group, Inc.	8,747	297,485
The GPT Group	153,194	556,410
The Link REIT	208,925	1,114,283
The Macerich Company	26,512	1,750,852
UDR, Inc.	60,876	1,675,307
UMH Properties, Inc.	3,306	32,795
Unibail-Rodamco SE	724	202,466
Unibail-Rodamco SE (Amsterdam
Stock Exchange)	8,714	2,436,868
United Urban Investment Corp.	225	360,674
Universal Health Realty Income Trust	1,655	71,645
Urstadt Biddle Properties, Inc., Class A	3,310	68,583
Ventas, Inc.	55,577	3,712,544
Vornado Realty Trust	32,899	3,522,825
Washington Prime Group, Inc. (I)	68,867	1,369,765
Washington Real Estate Investment Trust	8,138	210,205
Weingarten Realty Investors	27,164	863,544
Western Asset Mortgage Capital Corp.	3,525	50,830
Westfield Group	178,222	1,777,280
Westfield Retail Trust (I)	271,718	807,518
Weyerhaeuser Company	110,431	3,469,742
Whitestone REIT	3,284	46,895
Winthrop Realty Trust	4,468	67,020

		137,167,644
Real Estate Management & Development - 0.5%
Aeon Mall Company, Ltd.	10,300	260,140
Agile Property Holdings, Ltd.	59,211	46,514
Alexander & Baldwin, Inc.	15,648	593,216
AV Homes, Inc. (I)	1,269	21,053
Ayala Land, Inc.	389,000	267,802
BR Malls Participacoes SA	27,400	226,387
BR Properties SA	13,600	108,664
Bumi Serpong Damai PT	253,000	35,003
CapitaLand, Ltd.	191,500	487,622
CapitaMalls Asia, Ltd.	107,000	200,995
CBRE Group, Inc., Class A (I)	52,724	1,573,284
Cheung Kong Holdings, Ltd.	128,000	2,291,262
China Overseas Grand Oceans Group, Ltd.	42,000	26,738
China Overseas Land & Investment, Ltd.	194,397	510,366
China Resources Land, Ltd.	95,211	193,892
China Vanke Co., Ltd., Class B	63,500	100,031
City Developments, Ltd.	30,000	247,922
Consolidated-Tomoka Land Company	817	37,786
Country Garden Holdings Company, Ltd.	226,467	95,650
Daito Trust Construction Company, Ltd.	6,700	727,644
Daiwa House Industry Company, Ltd.	55,000	1,033,830
Deutsche Wohnen AG	30,326	673,212
Evergrande Real Estate Group, Ltd.	317,000	142,621
Farglory Land Development Company, Ltd.	32,000	53,424
Forestar Group, Inc. (I)	4,375	76,212
Franshion Properties China, Ltd.	194,000	58,141
Global Logistic Properties, Ltd.	232,000	514,926
Greentown China Holdings, Ltd.	36,000	35,266
Guangzhou R&F Properties Company, Ltd.,
H Shares	40,000	54,959
Hang Lung Properties, Ltd.	207,000	659,447

167

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Henderson Land Development Company, Ltd.	97,326	$634,321
Highwealth Construction Corp.	26,000	60,595
Hulic Company, Ltd.	25,200	331,616
Hysan Development Company, Ltd.	59,557	296,643
IOI Properties Group Bhd (I)	101,033	78,118
Jones Lang LaSalle, Inc.	10,775	1,306,900
Kennedy-Wilson Holdings, Inc.	8,010	198,408
Keppel Land, Ltd.	54,970	152,715
Kerry Properties, Ltd.	60,268	198,360
Lend Lease Corp.	49,512	619,197
Lippo Karawaci Tbk PT	625,500	55,542
Longfor Properties Company, Ltd.	63,000	79,988
Mitsubishi Estate Company, Ltd.	115,000	2,808,787
Mitsui Fudosan Company, Ltd.	77,000	2,452,708
Multiplan
Empreendimentos Imobiliarios SA (I)	5,300	113,698
New World China Land, Ltd.	124,000	103,322
New World Development Company, Ltd.	465,257	534,097
Nomura Real Estate Holdings, Inc.	11,600	224,210
NTT Urban Development Corp.	10,100	101,822
Poly Property Group Company, Ltd.	80,000	36,846
RE/MAX Holdings, Inc., Class A	1,626	46,715
Ruentex Development Company, Ltd. (I)	58,000	106,638
Shimao Property Holdings, Ltd.	68,500	137,889
Shui On Land, Ltd.	186,959	49,278
Sino Land Company, Ltd.	267,075	413,417
Sino-Ocean Land Holdings, Ltd.	151,858	80,051
SM Prime Holdings, Ltd.	417,600	160,507
SOHO China, Ltd.	87,500	68,660
Sumitomo Realty &
Development Company, Ltd.	33,000	1,425,309
Sun Hung Kai Properties, Ltd.	144,500	1,979,640
Swire Pacific, Ltd., Class A	61,500	731,830
Swire Properties, Ltd.	103,200	321,353
Swiss Prime Site AG (I)	4,656	374,435
Tejon Ranch Company (I)	1,778	54,140
Tokyo Tatemono Company, Ltd.	39,000	358,088
Tokyu Fudosan Holdings Corp.	47,200	373,658
UEM Sunrise BHD	104,555	66,806
UOL Group, Ltd.	36,000	189,553
Wharf Holdings, Ltd.	138,625	985,961
Wheelock and Company, Ltd.	80,000	324,145
Yuexiu Property Company, Ltd.	210,000	41,794

		30,031,769
Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.	31,291	399,899
Bank Mutual Corp.	6,442	39,039
BankFinancial Corp.	3,185	31,818
BBX Capital Corp., Class A (I)	1,020	20,216
Beneficial Mutual Bancorp, Inc. (I)	4,243	57,323
Berkshire Hills Bancorp, Inc.	3,296	74,490
BofI Holding, Inc. (I)	1,493	114,707
Brookline Bancorp, Inc.	9,500	84,930
Capitol Federal Financial, Inc.	18,274	221,115
Charter Financial Corp.	3,943	43,018
Dime Community Bancshares, Inc.	4,401	66,543
ESB Financial Corp.	1,978	24,903
Essent Group, Ltd. (I)(L)	2,768	55,222
EverBank Financial Corp.	9,823	187,128
Federal Agricultural Mortgage Corp., Class C	1,361	42,218
First Defiance Financial Corp.	1,376	38,845
Flagstar Bancorp, Inc. (I)	2,539	43,188
Fox Chase Bancorp, Inc.	2,292	36,787

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Franklin Financial Corp. (I)	1,702	$34,006
Home Loan Servicing Solutions, Ltd. (L)	8,721	194,478
HomeStreet, Inc.	1,933	34,639
Hudson City Bancorp, Inc.	90,987	888,943
Kearny Financial Corp. (I)	1,809	25,724
Ladder Capital Corp., Class A (I)	1,922	35,653
Meridian Interstate Bancorp, Inc. (I)	1,312	34,112
Meta Financial Group, Inc.	954	35,746
MGIC Investment Corp. (I)	39,912	338,454
New York Community Bancorp, Inc. (L)	107,053	1,635,770
Northfield Bancorp, Inc.	8,007	104,171
Northwest Bancshares, Inc.	11,621	154,676
OceanFirst Financial Corp.	1,910	31,209
Oritani Financial Corp.	6,066	91,415
PennyMac Financial Services, Inc. (I)	1,852	29,391
People’s United Financial, Inc.	58,158	835,731
Provident Financial Services, Inc.	7,446	126,061
Radian Group, Inc.	21,265	306,641
Territorial Bancorp, Inc.	1,945	40,125
Tree.com, Inc. (I)	915	23,195
TrustCo Bank Corp.	12,136	78,035
United Financial Bancorp, Inc.	4,305	57,988
Walker & Dunlop, Inc. (I)	2,148	31,748
Washington Federal, Inc.	24,819	516,980
WSFS Financial Corp.	1,060	71,995

		7,338,275

		1,024,571,308
Health Care - 11.2%
Biotechnology - 1.7%
ACADIA Pharmaceuticals, Inc. (I)(L)	9,486	195,886
Acceleron Pharma, Inc. (I)(L)	904	26,831
Achillion Pharmaceuticals, Inc. (I)(L)	12,651	34,284
Acorda Therapeutics, Inc. (I)	5,009	164,696
Actelion, Ltd. (I)	8,842	879,936
Aegerion Pharmaceuticals, Inc. (I)	3,559	116,913
Agios Pharmaceuticals, Inc. (I)(L)	849	29,851
Alexion Pharmaceuticals, Inc. (I)	37,377	6,216,543
Alnylam Pharmaceuticals, Inc. (I)	7,135	423,034
AMAG Pharmaceuticals, Inc. (I)(L)	2,775	50,782
Amgen, Inc.	142,669	16,548,177
Anacor Pharmaceuticals, Inc. (I)(L)	3,138	42,363
Arena Pharmaceuticals, Inc. (I)(L)	26,871	165,257
Arqule, Inc. (I)	10,144	14,506
Array BioPharma, Inc. (I)(L)	15,619	65,600
Auspex Pharmaceuticals, Inc. (I)	942	19,923
Biogen Idec, Inc. (I)	44,667	14,265,300
BioTime, Inc. (I)(L)	6,352	18,357
Bluebird Bio, Inc. (I)	964	22,288
Celgene Corp. (I)	76,718	11,740,156
Celladon Corp. (I)	830	7,412
Celldex Therapeutics, Inc. (I)(L)	10,997	160,666
Cepheid, Inc. (I)	8,233	370,897
Chelsea Therapeutics International, Ltd. (I)(L)	9,811	64,066
ChemoCentryx, Inc. (I)	3,750	20,175
Chimerix, Inc. (I)	1,020	18,819
Clovis Oncology, Inc. (I)	2,210	113,174
CSL, Ltd.	44,383	2,919,411
CTI BioPharma Corp. (I)	16,285	47,878
Cubist Pharmaceuticals, Inc. (I)	18,110	1,206,126
Curis, Inc. (I)(L)	11,674	20,780
Cytokinetics, Inc. (I)(L)	4,412	22,016
Cytori Therapeutics, Inc. (I)(L)	8,149	19,639

168

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Dendreon Corp. (I)(L)	20,042	$43,291
Durata Therapeutics, Inc. (I)(L)	1,609	25,615
Dyax Corp. (I)	16,613	137,057
Dynavax Technologies Corp. (I)	33,197	47,804
Emergent Biosolutions, Inc. (I)	3,388	73,486
Enanta Pharmaceuticals, Inc. (I)(L)	485	18,420
Epizyme, Inc. (I)(L)	899	21,558
Exact Sciences Corp. (I)(L)	8,714	117,465
Exelixis, Inc. (I)(L)	24,206	80,122
Five Prime Therapeutics Inc (I)	845	10,977
Foundation Medicine, Inc. (I)(L)	809	19,198
Galena Biopharma, Inc. (I)(L)	14,957	34,401
Genocea Biosciences, Inc. (I)	540	10,238
Genomic Health, Inc. (I)(L)	2,148	55,826
Geron Corp. (I)(L)	19,633	40,837
Gilead Sciences, Inc. (I)	290,660	23,604,499
GlycoMimetics, Inc. (I)	1,168	8,363
Grifols SA	15,985	866,464
Halozyme Therapeutics, Inc. (I)(L)	11,965	94,523
Hyperion Therapeutics, Inc. (I)(L)	1,085	31,758
Idenix Pharmaceuticals, Inc. (I)(L)	13,915	87,247
ImmunoGen, Inc. (I)(L)	10,536	124,535
Immunomedics, Inc. (I)(L)	9,464	31,515
Infinity Pharmaceuticals, Inc. (I)	6,078	61,388
Insmed, Inc. (I)	4,298	56,476
Insys Therapeutics, Inc. (I)(L)	933	24,109
Intercept Pharmaceuticals, Inc. (I)	879	207,980
InterMune, Inc. (I)	12,070	478,213
Intrexon Corp. (I)(L)	1,327	27,986
Ironwood Pharmaceuticals, Inc. (I)	13,222	189,339
Isis Pharmaceuticals, Inc. (I)(L)	13,786	402,827
Karyopharm Therapeutics, Inc. (I)(L)	983	25,804
Keryx Biopharmaceuticals, Inc. (I)(L)	10,972	144,830
Kindred Biosciences, Inc. (I)	1,198	20,246
Kythera Biopharmaceuticals, Inc. (I)(L)	1,469	49,167
Lexicon Pharmaceuticals, Inc. (I)(L)	28,833	38,060
Ligand Pharmaceuticals, Inc. (I)	2,188	145,961
MacroGenics, Inc. (I)	852	15,898
MannKind Corp. (I)(L)	18,404	163,796
MEI Pharma, Inc. (I)	1,878	11,550
Merrimack Pharmaceuticals, Inc. (I)(L)	12,150	94,405
MiMedx Group, Inc. (I)(L)	11,318	61,909
Momenta Pharmaceuticals, Inc. (I)	5,917	73,312
Nanosphere, Inc. (I)(L)	9,109	12,297
Navidea Biopharmaceuticals, Inc. (I)(L)	15,888	25,262
Neurocrine Biosciences, Inc. (I)	9,280	128,899
NewLink Genetics Corp. (I)(L)	2,273	46,619
Novavax, Inc. (I)(L)	22,975	108,212
NPS Pharmaceuticals, Inc. (I)	12,313	383,304
OncoMed Pharmaceuticals, Inc. (I)	634	14,328
Ophthotech Corp. (I)(L)	1,172	47,700
OPKO Health, Inc. (I)(L)	23,231	200,251
Orexigen Therapeutics, Inc. (I)(L)	13,841	89,413
Osiris Therapeutics, Inc. (I)(L)	2,146	33,027
OvaScience, Inc. (I)	2,006	14,543
PDL BioPharma, Inc. (L)	19,761	185,161
Peregrine Pharmaceuticals, Inc. (I)(L)	22,592	41,795
Portola Pharmaceuticals, Inc. (I)	1,372	30,403
Progenics Pharmaceuticals, Inc. (I)	8,974	36,434
Prothena Corp. PLC (I)	1,762	36,685
PTC Therapeutics, Inc. (I)(L)	1,437	34,071
Puma Biotechnology, Inc. (I)	2,853	218,055
Raptor Pharmaceutical Corp. (I)(L)	7,449	60,933

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Receptos, Inc. (I)	913	$27,171
Regeneron Pharmaceuticals, Inc. (I)	14,880	4,567,565
Repligen Corp. (I)	4,004	77,037
Retrophin, Inc. (I)	2,373	34,693
Rigel Pharmaceuticals, Inc. (I)	11,355	37,358
Sangamo Biosciences, Inc. (I)	8,215	107,945
Sarepta Therapeutics, Inc. (I)(L)	4,644	156,410
SIGA Technologies, Inc. (I)(L)	6,001	16,023
Spectrum Pharmaceuticals, Inc. (I)	8,043	62,655
Stemline Therapeutics, Inc. (I)(L)	1,341	20,370
Sunesis Pharmaceuticals, Inc. (I)(L)	4,514	23,112
Synageva BioPharma Corp. (I)(L)	2,540	206,121
Synergy Pharmaceuticals, Inc. (I)(L)	10,276	44,598
Synta Pharmaceuticals Corp. (I)(L)	6,553	26,867
Targacept, Inc. (I)	4,218	15,817
TESARO, Inc. (I)	1,850	49,284
TG Therapeutics, Inc. (I)(L)	2,340	15,280
Threshold Pharmaceuticals, Inc. (I)	5,939	22,925
Trius Therapeutics, Inc. (I)(L)	6,739	741
Ultragenyx Pharmaceutical, Inc. (I)(L)	834	31,325
United Therapeutics Corp. (I)	11,243	1,076,405
Vanda Pharmaceuticals, Inc. (I)(L)	4,102	42,210
Verastem, Inc. (I)(L)	2,274	21,103
Vertex Pharmaceuticals, Inc. (I)	44,541	3,218,533
Vical, Inc. (I)(L)	10,639	12,767
Xencor, Inc. (I)	2,021	17,785
XOMA Corp. (I)	9,735	40,303
ZIOPHARM Oncology, Inc. (I)(L)	10,239	36,860

		95,666,852
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (L)	2,754	113,795
Abbott Laboratories	291,584	11,666,276
ABIOMED, Inc. (I)(L)	4,772	108,802
Accuray, Inc. (I)(L)	9,203	81,170
Align Technology, Inc. (I)	26,333	1,438,045
Analogic Corp.	1,508	103,027
AngioDynamics, Inc. (I)	3,194	45,770
Anika Therapeutics, Inc. (I)	1,496	70,058
Antares Pharma, Inc. (I)(L)	14,514	42,816
AtriCure, Inc. (I)	3,054	50,452
Atrion Corp.	184	58,034
Baxter International, Inc.	102,650	7,638,186
Becton, Dickinson and Company	36,483	4,294,049
Boston Scientific Corp. (I)	250,154	3,209,476
C.R. Bard, Inc.	14,659	2,168,213
Cantel Medical Corp.	4,056	140,946
Cardiovascular Systems, Inc. (I)	3,241	90,910
CareFusion Corp. (I)	39,333	1,688,566
Cerus Corp. (I)(L)	9,086	38,070
Cochlear, Ltd.	5,039	281,117
Coloplast A/S	10,854	937,683
CONMED Corp.	3,404	152,840
Covidien PLC	85,180	6,227,510
CryoLife, Inc.	3,744	33,059
Cutera, Inc. (I)	2,250	22,207
Cyberonics, Inc. (I)	3,402	206,842
Cynosure, Inc., Class A (I)	2,406	52,403
DENTSPLY International, Inc.	26,910	1,272,574
Derma Sciences, Inc. (I)(L)	2,766	28,158
DexCom, Inc. (I)	8,674	292,834
Edwards Lifesciences Corp. (I)	20,254	1,644,625
Elekta AB, B Shares (L)	34,063	441,189
Endologix, Inc. (I)	7,829	102,247

169

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Essilor International SA	19,889	$2,090,769
Exactech, Inc. (I)	1,402	32,653
GenMark Diagnostics, Inc. (I)(L)	4,674	51,461
Getinge AB, B Shares	19,042	489,606
Globus Medical, Inc., Class A (I)	6,695	161,885
Greatbatch, Inc. (I)	2,926	136,673
Haemonetics Corp. (I)	6,306	214,782
HeartWare International, Inc. (I)	2,021	182,234
Hill-Rom Holdings, Inc.	13,911	552,128
Hologic, Inc. (I)	66,433	1,623,622
ICU Medical, Inc. (I)	1,603	96,292
IDEXX Laboratories, Inc. (I)	12,493	1,605,101
Insulet Corp. (I)	6,558	240,219
Integra LifeSciences Holdings Corp. (I)	2,843	127,793
Intuitive Surgical, Inc. (I)	7,211	2,666,195
Invacare Corp.	3,993	65,884
Masimo Corp. (I)	18,514	456,185
Medtronic, Inc.	189,133	11,542,787
Meridian Bioscience, Inc. (L)	5,153	105,173
Merit Medical Systems, Inc. (I)	5,388	75,594
Natus Medical, Inc. (I)	3,760	92,684
Neogen Corp. (I)	4,431	167,447
NuVasive, Inc. (I)	5,447	181,603
NxStage Medical, Inc. (I)	7,416	101,822
Olympus Corp. (I)	22,500	728,138
OraSure Technologies, Inc. (I)	7,074	44,708
Orthofix International NV (I)	2,296	72,760
PhotoMedex, Inc. (I)(L)	1,879	23,544
Quidel Corp. (I)(L)	3,497	79,382
ResMed, Inc. (L)	34,298	1,716,958
Rockwell Medical Technologies, Inc. (I)(L)	4,907	55,253
RTI Surgical, Inc. (I)	7,716	33,565
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	78,458
Sirona Dental Systems, Inc. (I)(L)	13,385	1,006,820
Smith & Nephew PLC	84,334	1,478,624
Sonova Holding AG	4,245	648,160
Spectranetics Corp. (I)	4,934	105,785
St. Jude Medical, Inc.	53,621	3,480,003
Staar Surgical Company (I)	4,524	69,805
STERIS Corp.	21,454	1,148,218
Stryker Corp.	55,702	4,706,262
SurModics, Inc. (I)	1,942	41,578
Symmetry Medical, Inc. (I)	4,993	44,038
Sysmex Corp.	13,900	489,548
Tandem Diabetes Care, Inc. (I)(L)	1,143	18,562
TearLab Corp. (I)(L)	3,634	18,134
Teleflex, Inc.	9,979	1,064,161
Terumo Corp.	28,900	616,403
The Cooper Companies, Inc.	11,587	1,494,955
Thoratec Corp. (I)	20,803	688,995
Tornier NV (I)(L)	3,248	69,864
Unilife Corp. (I)(L)	13,098	37,722
Utah Medical Products, Inc.	523	28,666
Varian Medical Systems, Inc. (I)	19,558	1,612,557
Vascular Solutions, Inc. (I)	2,192	44,892
Volcano Corp. (I)	6,813	118,274
West Pharmaceutical Services, Inc.	8,467	356,376
William Demant Holdings A/S (I)	2,446	219,951
Wright Medical Group, Inc. (I)	5,022	152,669
Zeltiq Aesthetics, Inc. (I)	2,190	38,281
Zimmer Holdings, Inc.	31,987	3,337,843

		93,772,453

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 1.6%
Acadia Healthcare Company, Inc. (I)	4,342	$185,143
Addus HomeCare Corp. (I)	805	18,322
Aetna, Inc.	68,546	5,315,742
Air Methods Corp. (I)(L)	4,781	230,444
Alfresa Holdings Corp.	3,900	236,491
Alliance HealthCare Services, Inc. (I)	626	18,730
Almost Family, Inc. (I)	1,120	23,005
Amedisys, Inc. (I)	3,975	57,836
AmerisourceBergen Corp.	43,298	3,168,548
AMN Healthcare Services, Inc. (I)	5,784	64,781
Amsurg Corp. (I)	3,935	178,177
Bio-Reference Labs, Inc. (I)(L)	3,027	81,002
BioScrip, Inc. (I)	7,360	57,776
Capital Senior Living Corp. (I)	3,558	84,467
Cardinal Health, Inc.	64,783	4,575,623
Celesio AG	4,825	171,878
Centene Corp. (I)	6,654	495,856
Chemed Corp. (L)	2,151	189,460
Chindex International, Inc. (I)	1,717	40,659
Cigna Corp.	51,695	4,641,177
Community Health Systems, Inc. (I)	27,450	1,146,586
Corvel Corp. (I)	1,414	66,769
Cross Country Healthcare, Inc. (I)	3,602	20,784
DaVita HealthCare Partners, Inc. (I)	33,447	2,361,024
Emeritus Corp. (I)	4,976	155,649
ExamWorks Group, Inc. (I)	3,944	116,821
Express Scripts Holding Company (I)	146,646	10,480,790
Five Star Quality Care, Inc. (I)	5,797	30,608
Fresenius Medical Care AG &
Company KGaA	22,904	1,517,556
Fresenius SE & Company KGaA	13,323	1,988,035
Gentiva Health Services, Inc. (I)	4,204	57,300
Hanger, Inc. (I)	4,300	130,634
Health Net, Inc. (I)	19,372	774,493
HealthSouth Corp.	10,589	371,886
Healthways, Inc. (I)(L)	4,247	73,176
Henry Schein, Inc. (I)	20,686	2,475,080
Humana, Inc.	29,107	3,622,657
IHH Healthcare BHD (I)	168,009	214,975
IPC The Hospitalist Company, Inc. (I)	2,077	90,661
Kindred Healthcare, Inc.	6,607	163,986
Laboratory Corp. of America Holdings (I)	16,122	1,653,795
Landauer, Inc.	1,260	59,699
LHC Group, Inc. (I)	1,636	33,325
Life Healthcare Group Holdings, Ltd.	64,789	254,484
LifePoint Hospitals, Inc. (I)	11,419	699,300
Magellan Health Services, Inc. (I)	3,302	201,059
McKesson Corp.	43,483	8,246,116
Mediclinic International, Ltd.	25,589	203,103
Medipal Holdings Corp.	12,900	181,762
MEDNAX, Inc. (I)	24,504	1,412,165
Miraca Holdings, Inc.	5,400	254,899
Molina Healthcare, Inc. (I)	3,466	149,350
MWI Veterinary Supply, Inc. (I)	1,575	219,728
National Healthcare Corp.	1,220	65,880
National Research Corp., Class A (I)	1,253	18,858
Netcare, Ltd.	67,855	183,457
Odontoprev SA	17,800	75,481
Omnicare, Inc.	24,159	1,535,304
Owens & Minor, Inc. (L)	22,982	797,016
Patterson Companies, Inc.	15,170	594,057
PharMerica Corp. (I)	3,644	98,898
Qualicorp SA (I)	13,600	143,266

170

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	27,265	$1,632,901
Ramsay Health Care, Ltd.	11,899	525,179
Ryman Healthcare, Ltd.	35,170	248,623
Select Medical Holdings Corp.	5,950	90,142
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	32,100	60,232
Sinopharm Group Company, Ltd., H Shares	49,200	133,433
Sonic Healthcare, Ltd.	34,079	562,489
Surgical Care Affiliates, Inc. (I)	1,371	39,594
Suzuken Company, Ltd.	6,700	237,832
Team Health Holdings, Inc. (I)	8,390	425,960
Tenet Healthcare Corp. (I)	18,117	851,499
The Ensign Group, Inc.	2,379	111,575
The Providence Service Corp. (I)	1,374	55,235
Triple-S Management Corp., Class B (I)	3,054	53,995
UnitedHealth Group, Inc.	186,938	14,885,873
Universal American Corp.	4,960	38,986
Universal Health Services, Inc., Class B	21,726	1,945,998
US Physical Therapy, Inc.	1,592	53,380
VCA Antech, Inc. (I)	21,366	718,966
WellCare Health Plans, Inc. (I)	15,913	1,232,462
WellPoint, Inc.	53,375	5,783,715

		92,463,658
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	38,582	568,699
athenahealth, Inc. (I)(L)	4,507	571,983
Cerner Corp. (I)	55,868	3,019,666
Computer Programs & Systems, Inc.	1,376	87,486
HealthStream, Inc. (I)	2,521	64,865
HMS Holdings Corp. (I)	32,010	601,788
M3, Inc.	13,500	210,608
MedAssets, Inc. (I)	7,499	175,627
Medidata Solutions, Inc. (I)	6,518	252,051
Merge Healthcare, Inc. (I)	8,359	18,473
Omnicell, Inc. (I)	4,435	117,661
Quality Systems, Inc.	5,004	77,912
Vocera Communications, Inc. (I)	2,823	36,473

		5,803,292
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (I)(L)	1,378	32,838
Affymetrix, Inc. (I)(L)	8,919	73,671
Agilent Technologies, Inc.	62,985	3,586,366
Albany Molecular Research, Inc. (I)	2,917	46,059
Bio-Rad Laboratories, Inc., Class A (I)	4,863	587,110
Cambrex Corp. (I)	3,745	80,480
Charles River
Laboratories International, Inc. (I)	11,539	618,260
Covance, Inc. (I)	13,713	1,149,972
Fluidigm Corp. (I)	3,124	86,660
Furiex Pharmaceuticals, Inc. (I)	818	84,549
Lonza Group AG (I)	4,542	488,528
Luminex Corp. (I)	4,700	79,853
Mettler-Toledo International, Inc. (I)	7,116	1,743,562
NeoGenomics, Inc. (I)	5,149	17,455
Pacific Biosciences of California, Inc. (I)(L)	6,627	32,870
PAREXEL International Corp. (I)	6,952	350,728
PerkinElmer, Inc.	21,567	969,868
QIAGEN NV (I)	24,839	570,676
Sequenom, Inc. (I)(L)	15,004	46,062
Techne Corp.	8,041	705,919
Thermo Fisher Scientific, Inc.	74,034	8,655,315

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Waters Corp. (I)	16,089	$1,611,474

		21,618,275
Pharmaceuticals - 5.7%
AbbVie, Inc.	300,160	16,307,693
AcelRx Pharmaceuticals, Inc. (I)(L)	2,949	27,131
Actavis PLC (I)	32,917	6,963,262
Aerie Pharmaceuticals, Inc. (I)	1,120	17,550
Akorn, Inc. (I)	7,153	200,069
Alimera Sciences, Inc. (I)	2,877	17,176
Allergan, Inc.	56,395	9,443,907
Ampio Pharmaceuticals, Inc. (I)	5,022	38,117
Aratana Therapeutics, Inc. (I)(L)	1,080	15,185
Aspen Pharmacare Holdings, Ltd.	23,982	619,479
Astellas Pharma, Inc.	202,900	2,610,321
AstraZeneca PLC	119,635	8,643,501
Auxilium Pharmaceuticals, Inc. (I)(L)	6,088	136,249
AVANIR Pharmaceuticals, Inc., Class A (I)	18,106	95,600
Bayer AG	86,490	12,519,487
BioDelivery Sciences International, Inc. (I)(L)	4,711	45,084
Bristol-Myers Squibb Company	310,655	15,451,980
Celltrion, Inc. (I)	4,780	228,300
Cempra, Inc. (I)(L)	2,467	23,338
Chugai Pharmaceutical Company, Ltd.	20,700	556,198
Corcept Therapeutics, Inc. (I)(L)	6,843	15,465
CSPC Pharmaceutical Group, Ltd.	84,000	66,490
Daiichi Sankyo Company, Ltd.	63,000	1,071,220
Dainippon Sumitomo Pharma Company, Ltd.	14,300	157,523
Depomed, Inc. (I)	6,973	83,188
Dr. Reddy’s Laboratories, Ltd., ADR (L)	9,040	371,634
Eisai Company, Ltd.	23,500	965,036
Eli Lilly & Company	186,193	11,145,513
Endo International PLC (I)	33,288	2,349,800
Endocyte, Inc. (I)(L)	3,769	23,858
Forest Laboratories, Inc. (I)	45,055	4,270,313
Genomma Lab Internacional SAB de CV (I)	56,400	144,328
GlaxoSmithKline PLC	464,419	12,463,357
Hisamitsu Pharmaceutical Company, Inc.	5,800	236,289
Horizon Pharma, Inc. (I)(L)	6,840	97,060
Hospira, Inc. (I)	31,491	1,548,412
Impax Laboratories, Inc. (I)	8,415	233,600
Johnson & Johnson	534,578	54,238,284
Kalbe Farma Tbk PT	674,310	89,080
Kyowa Hakko Kogyo Company, Ltd.	21,737	264,640
Lannett Company, Inc. (I)	2,299	96,052
Mallinckrodt PLC (I)(L)	14,083	1,095,094
Merck & Company, Inc.	555,670	32,151,066
Merck KGaA	6,784	1,166,690
Mitsubishi Tanabe Pharma Corp.	21,300	310,636
Mylan, Inc. (I)	70,258	3,501,659
Nektar Therapeutics (I)	15,441	181,123
Novartis AG	198,115	17,825,221
Novo Nordisk A/S, Class B	196,626	8,325,184
Omeros Corp. (I)(L)	4,262	49,823
Ono Pharmaceutical Company, Ltd.	7,800	600,429
Orion OYJ, Class B	9,593	302,519
Otsuka Holdings Company, Ltd.	34,100	965,561
Pacira Pharmaceuticals, Inc. (I)(L)	3,384	262,632
Pernix Therapeutics Holdings (I)	2,288	16,268
Perrigo Company PLC (L)	25,269	3,492,176
Pfizer, Inc.	1,206,124	35,737,454
Pozen, Inc. (I)	3,633	31,207
Prestige Brands Holdings, Inc. (I)	6,317	216,041
Questcor Pharmaceuticals, Inc. (L)	6,363	573,497

171

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Ranbaxy Laboratories, Ltd., GDR (I)	334	$2,492
Ranbaxy Laboratories, Ltd., GDR (I)	11,367	84,931
Relypsa, Inc. (I)	812	18,993
Repros Therapeutics, Inc. (I)(L)	2,929	47,596
Revance Therapeutics, Inc. (I)(L)	872	27,459
Roche Holding AG	60,747	17,905,311
Sagent Pharmaceuticals, Inc. (I)	2,359	52,865
Salix Pharmaceuticals, Ltd. (I)	15,334	1,749,303
Sanofi	116,896	12,497,699
Santen Pharmaceutical Company, Ltd.	7,000	378,189
SciClone Pharmaceuticals, Inc. (I)	7,402	37,232
ScinoPharm Taiwan, Ltd.	17,600	42,180
Shionogi & Company, Ltd.	27,500	554,084
Shire PLC	56,141	3,237,864
Sihuan Pharmaceutical Holdings Group, Ltd.	101,000	121,074
Sino Biopharmaceutical, Ltd.	148,000	121,200
Supernus Pharmaceuticals, Inc. (I)	2,515	22,409
Taisho Pharmaceutical
Holdings Company, Ltd.	3,000	217,042
Takeda Pharmaceutical Company, Ltd.	74,300	3,373,475
Tetraphase Pharmaceuticals, Inc. (I)	1,826	19,246
Teva Pharmaceutical Industries, Ltd.	73,359	3,702,600
The Medicines Company (I)	7,798	217,564
TherapeuticsMD, Inc. (I)(L)	10,654	43,255
Tsumura & Company	5,400	121,724
UCB SA	19,907	1,587,379
Vivus, Inc. (I)(L)	12,685	62,537
XenoPort, Inc. (I)	7,392	29,938
Yuhan Corp.	508	87,968
Zoetis, Inc.	94,460	2,899,922
Zogenix, Inc. (I)	12,570	28,911

		319,987,491

		629,312,021
Industrials - 11.0%
Aerospace & Defense - 2.0%
AAR Corp.	4,935	119,921
Aerovironment, Inc. (I)	2,298	73,812
Airbus Group NV (L)	56,630	4,062,270
Alliant Techsystems, Inc.	7,705	973,064
American Science & Engineering, Inc.	1,043	69,985
Astronics Corp. (I)	1,877	102,972
AviChina Industry & Technology
Company, Ltd., H Shares	100,000	54,178
B/E Aerospace, Inc. (I)	23,919	2,314,163
BAE Systems PLC	304,528	2,163,346
Cobham PLC	103,105	551,551
Cubic Corp.	2,498	121,528
Curtiss-Wright Corp.	5,766	384,189
DigitalGlobe, Inc. (I)	9,189	278,978
Ducommun, Inc. (I)	1,456	36,968
Embraer SA (I)	40,500	368,609
Engility Holdings, Inc. (I)	2,131	82,363
Esterline Technologies Corp. (I)	11,556	1,287,916
Exelis, Inc.	45,885	783,716
Finmeccanica SpA (I)	46,533	382,602
GenCorp, Inc. (I)(L)	7,545	140,412
General Dynamics Corp.	61,436	7,256,820
HEICO Corp.	8,193	426,773
Honeywell International, Inc.	148,173	13,802,315
Huntington Ingalls Industries, Inc.	11,796	1,177,595
Korea Aerospace Industries, Ltd.	2,640	82,685
Kratos Defense & Security Solutions, Inc. (I)	5,829	49,605

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
L-3 Communications Holdings, Inc.	16,205	$1,963,560
LMI Aerospace, Inc. (I)(L)	1,397	19,321
Lockheed Martin Corp.	51,028	8,350,732
Meggitt PLC	75,984	617,002
Moog, Inc., Class A (I)	5,140	370,388
National Presto Industries, Inc. (L)	660	46,457
Northrop Grumman Corp.	40,939	4,976,135
Orbital Sciences Corp. (I)	7,459	195,277
Precision Castparts Corp.	27,443	6,942,530
Raytheon Company	59,433	5,798,878
Rockwell Collins, Inc.	25,535	2,018,286
Rolls-Royce Holdings PLC (I)	181,100	3,160,713
Safran SA (L)	26,318	1,786,794
Singapore Technologies Engineering, Ltd.	115,000	355,070
Sparton Corp. (I)	1,357	39,950
Taser International, Inc. (I)	6,348	84,238
Teledyne Technologies, Inc. (I)	4,593	435,279
Textron, Inc.	53,335	2,091,799
Thales SA	8,845	529,768
The Boeing Company	129,242	17,479,981
The KEYW Holding Corp. (I)(L)	4,110	43,566
Triumph Group, Inc.	12,701	880,179
United Technologies Corp.	159,124	18,493,391
Zodiac Aerospace	16,676	593,004

		114,420,634
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (I)	6,573	59,683
Atlas Air Worldwide Holdings, Inc. (I)	3,217	117,710
C.H. Robinson Worldwide, Inc. (L)	28,003	1,676,260
Deutsche Post AG	95,040	3,529,924
Echo Global Logistics, Inc. (I)	2,308	42,837
Expeditors International of Washington, Inc.	38,253	1,740,894
FedEx Corp.	52,470	7,564,075
Forward Air Corp.	3,746	168,046
Hub Group, Inc., Class A (I)	4,575	215,162
Hyundai Glovis Company, Ltd.	913	236,070
Park-Ohio Holdings Corp.	1,078	56,789
Royal Mail PLC (I)	61,976	532,960
TNT Express NV	57,426	513,625
Toll Holdings, Ltd.	63,378	320,270
United Parcel Service, Inc., Class B	134,277	13,948,695
UTi Worldwide, Inc. (L)	11,219	109,385
XPO Logistics, Inc. (I)	6,355	159,701
Yamato Transport Company, Ltd.	34,700	741,397

		31,733,483
Airlines - 0.3%
Air China, Ltd., H Shares	77,466	44,131
AirAsia BHD	88,646	69,012
Alaska Air Group, Inc.	16,630	1,637,390
Allegiant Travel Company	1,834	210,910
ANA Holdings, Inc.	109,000	238,344
Cathay Pacific Airways, Ltd.	108,000	196,938
China Airlines, Ltd. (I)	236,000	79,962
China Southern Airlines Company, Ltd.,
H Shares	500	144
Delta Air Lines, Inc.	160,483	6,404,876
Deutsche Lufthansa AG	23,582	623,189
easyJet PLC	14,818	380,532
Eva Airways Corp. (I)	148,000	74,597
Hawaiian Holdings, Inc. (I)(L)	6,449	99,573
International Consolidated
Airlines Group SA (I)	106,472	705,773

172

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Japan Airlines Company, Ltd.	5,600	$292,917
JetBlue Airways Corp. (I)	83,470	806,320
Korean Air Lines Company, Ltd. (I)	1,935	63,345
Qantas Airways, Ltd. (I)	99,500	130,387
Republic Airways Holdings, Inc. (I)	6,321	66,497
Ryanair Holdings PLC, ADR (I)	2,890	164,325
Singapore Airlines, Ltd.	11,140	92,495
Singapore Airlines, Ltd.	30,000	248,490
SkyWest, Inc.	6,585	75,332
Southwest Airlines Company	132,580	3,506,741
Spirit Airlines, Inc. (I)	7,356	434,519

		16,646,739
Building Products - 0.3%
AAON, Inc.	3,462	108,014
Allegion PLC	17,210	901,632
American Woodmark Corp. (I)	1,392	38,377
AO Smith Corp.	18,558	916,394
Apogee Enterprises, Inc.	3,557	107,066
Asahi Glass Company, Ltd.	96,000	535,799
Assa Abloy AB, Series B	31,546	1,594,847
Builders FirstSource, Inc. (I)	5,646	40,538
Cie de Saint-Gobain (L)	40,615	2,317,000
Continental Building Products, Inc. (I)	1,770	27,417
Daikin Industries, Ltd.	22,000	1,319,731
Fortune Brands Home & Security, Inc.	40,109	1,603,558
Geberit AG	3,259	1,080,083
Gibraltar Industries, Inc. (I)	3,905	61,933
Griffon Corp.	5,237	61,221
Insteel Industries, Inc.	2,389	46,896
KCC Corp.	327	187,984
Lennox International, Inc.	10,901	925,713
LIXIL Group Corp.	25,000	650,778
Masco Corp.	67,336	1,434,257
NCI Building Systems, Inc. (I)	2,576	43,148
Nortek, Inc. (I)(L)	1,128	94,775
Patrick Industries, Inc. (I)	850	32,130
PGT, Inc. (I)	4,339	37,359
Ply Gem Holdings, Inc. (I)	2,112	24,837
Quanex Building Products Corp.	4,614	82,129
Simpson Manufacturing Company, Inc.	4,979	165,602
Taiwan Glass Industrial Corp.	84,395	75,362
TOTO, Ltd.	27,000	343,504
Trex Company, Inc. (I)(L)	4,222	130,502
Universal Forest Products, Inc.	2,461	119,482
USG Corp. (I)(L)	9,407	282,022

		15,390,090
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	6,708	182,927
ACCO Brands Corp. (I)	14,037	84,503
Aggreko PLC (I)	24,162	675,467
ARC Document Solutions, Inc. (I)	4,982	30,888
Babcock International Group PLC	33,797	688,305
Brady Corp., Class A	5,728	155,401
Brambles, Ltd.	141,626	1,270,466
Casella Waste Systems, Inc., Class A (I)	5,714	31,427
Ceco Environmental Corp. (L)	2,333	33,409
Cenveo, Inc. (I)	7,206	22,122
China Everbright International, Ltd.	133,000	169,903
Cintas Corp.	19,168	1,190,716
Clean Harbors, Inc. (I)	13,379	817,591
Copart, Inc. (I)	27,122	964,730
Courier Corp.	1,847	25,082

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Dai Nippon Printing Company, Ltd.	53,000	$534,159
Deluxe Corp.	18,422	1,033,290
Edenred	19,745	618,981
Ennis, Inc.	3,467	52,525
G&K Services, Inc., Class A	2,386	123,619
G4S PLC	144,358	605,557
Healthcare Services Group, Inc. (L)	8,443	251,264
Heritage-Crystal Clean, Inc. (I)	1,373	22,915
Herman Miller, Inc.	21,504	672,430
HNI Corp.	16,492	617,296
InnerWorkings, Inc. (I)(L)	5,938	44,713
Interface, Inc.	7,353	134,119
Iron Mountain, Inc.	32,677	1,017,562
Kimball International, Inc., Class B	4,039	65,149
Knoll, Inc.	6,041	105,959
McGrath RentCorp.	3,114	106,748
Mobile Mini, Inc.	4,706	204,946
MSA Safety, Inc.	11,132	608,475
Multi-Color Corp.	1,617	56,805
Park24 Company, Ltd.	9,400	178,313
Performant Financial Corp. (I)	3,019	28,650
Pitney Bowes, Inc. (L)	38,710	1,069,557
Quad/Graphics, Inc.	3,131	65,688
R.R. Donnelley & Sons Company	47,888	758,546
Recall Holdings, Ltd. (I)	210	932
Republic Services, Inc.	51,075	1,808,055
Rollins, Inc.	15,563	477,317
S1 Corp.	1,276	99,547
Schawk, Inc.	1,744	35,403
Secom Company, Ltd.	19,500	1,193,698
Securitas AB, Series B	28,920	334,116
Serco Group PLC	47,324	295,550
Societe BIC SA	2,822	368,759
SP Plus Corp. (I)	2,017	47,843
Steelcase, Inc., Class A	10,361	169,817
Stericycle, Inc. (I)	16,097	1,841,014
Team, Inc. (I)	2,550	106,896
Tetra Tech, Inc.	7,961	211,842
The ADT Corp. (L)	34,919	1,124,392
The Brink’s Company	17,613	470,267
Toppan Printing Company, Ltd.	52,000	387,381
Tyco International, Ltd.	86,908	3,792,665
UniFirst Corp.	1,785	176,626
United Stationers, Inc.	4,970	197,955
US Ecology, Inc.	2,683	132,540
Viad Corp.	2,595	59,529
Waste Connections, Inc.	29,925	1,363,682
Waste Management, Inc.	81,696	3,650,177
West Corp.	2,611	69,975

		33,736,181
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	18,400	817,766
AECOM Technology Corp. (I)	23,984	770,846
Aegion Corp. (I)	4,850	116,255
Ameresco, Inc., Class A (I)	2,689	17,613
Argan, Inc.	1,857	56,917
Bouygues SA	18,591	864,596
China Communications Construction
Company, Ltd., H Shares	197,965	132,339
China Railway Construction Corp., H Shares	88,800	75,156
China Railway Group, Ltd., H Shares	185,000	85,646

173

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
China State Construction
International Holdings, Ltd.	78,000	$134,316
Chiyoda Corp.	15,000	178,169
Comfort Systems USA, Inc.	4,712	77,748
CTCI Corp.	53,000	92,004
Daelim Industrial Company, Ltd.	1,915	151,689
Daewoo Engineering &
Construction Company, Ltd. (I)	7,709	63,168
Dialog Group BHD	130,300	148,538
Doosan Heavy Industries and
Construction Company, Ltd.	3,287	108,341
Dycom Industries, Inc. (I)	4,065	120,934
EMCOR Group, Inc.	8,210	365,509
Ferrovial SA	42,564	921,583
Fluor Corp.	30,210	2,268,167
Furmanite Corp. (I)	4,863	52,861
Gamuda BHD	124,900	171,128
Granite Construction, Inc.	13,553	481,403
Great Lakes Dredge & Dock Corp. (I)	7,583	57,782
GS Engineering & Construction Corp. (I)	2,383	77,609
Hochtief AG	3,140	285,826
Hyundai Development Company	3,720	104,444
Hyundai Engineering &
Construction Company, Ltd.	4,984	261,267
IJM Corp. BHD	78,400	163,336
Jacobs Engineering Group, Inc. (I)	24,888	1,370,582
JGC Corp.	20,000	577,360
Kajima Corp.	80,000	333,286
KBR, Inc.	35,870	871,282
Kinden Corp.	12,000	103,347
Koninklijke Boskalis Westinster NV	9,875	562,798
Larsen & Toubro, Ltd., GDR	1,940	50,576
Larsen & Toubro, Ltd., GDR	27,007	705,797
Layne Christensen Company (I)(L)	2,645	40,045
Leighton Holdings, Ltd.	15,675	295,838
MasTec, Inc. (I)	7,261	261,396
MYR Group, Inc. (I)	2,723	68,129
Northwest Pipe Company (I)	1,289	46,352
Obayashi Corp.	59,000	397,134
OCI NV	12,114	463,951
Orion Marine Group, Inc. (I)	3,664	41,440
Pike Corp. (I)	3,767	33,639
Primoris Services Corp.	4,394	127,294
Promotora y Operadora de Infraestructura
SAB de CV (I)	17,800	248,617
Quanta Services, Inc. (I)	41,140	1,396,703
Samsung Engineering Company, Ltd. (I)	2,067	165,503
Shimizu Corp.	55,000	366,063
Sinopec Engineering Group Company, Ltd.,
H Shares	45,500	52,255
Skanska AB, Series B	37,593	871,025
Sterling Construction Company, Inc. (I)	2,664	24,429
Taisei Corp.	91,000	470,537
Tutor Perini Corp. (I)	4,540	139,060
URS Corp.	17,465	785,925
Vinci SA	46,700	3,458,580

		23,551,899
Electrical Equipment - 0.8%
ABB, Ltd. (I)	188,391	4,476,332
Acuity Brands, Inc.	15,662	1,965,738
Alstom SA (I)	20,969	826,502
AMETEK, Inc.	46,263	2,455,640
AZZ, Inc.	3,172	141,186

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Capstone Turbine Corp. (I)(L)	37,781	$57,049
Eaton Corp. PLC	89,793	6,616,846
Emerson Electric Company	132,793	8,861,277
Encore Wire Corp.	2,574	125,096
EnerSys, Inc.	5,853	404,091
Enphase Energy, Inc. (I)	2,349	19,849
Franklin Electric Company, Inc.	5,815	222,715
FuelCell Energy, Inc. (I)(L)	24,650	57,681
Fuji Electric Company, Ltd.	54,000	238,539
Generac Holdings, Inc.	6,290	306,197
General Cable Corp.	6,138	156,519
Global Power Equipment Group, Inc.	2,366	39,110
GrafTech International, Ltd. (I)	14,383	150,302
Hubbell, Inc., Class B	13,049	1,526,733
Legrand SA (L)	25,719	1,628,692
LS Cable, Ltd.	1,288	90,861
LS Industrial Systems Company, Ltd.	1,129	71,492
LSI Industries, Inc.	3,022	23,995
Mabuchi Motor Company, Ltd.	2,300	171,266
Mitsubishi Electric Corp.	183,000	2,139,611
Nidec Corp.	19,500	1,136,875
OSRAM Licht AG (I)	8,849	449,670
Polypore International, Inc. (I)(L)	5,731	254,743
Powell Industries, Inc.	1,181	73,021
Power Solutions International, Inc. (I)	263	20,511
PowerSecure International, Inc. (I)(L)	2,710	21,924
Preformed Line Products Company	336	17,616
Prysmian SpA	23,642	549,279
Regal-Beloit Corp.	10,916	833,218
Rockwell Automation, Inc.	26,193	3,171,448
Schneider Electric SA (I)	1,474	137,610
Schneider Electric SE (I)	53,204	5,012,068
Shanghai Electric Group Company, Ltd.,
H Shares	141,136	50,822
Sumitomo Electric Industries, Ltd.	70,900	959,130
Teco Electric & Machinery Company, Ltd.	167,000	187,660
Thermon Group Holdings, Inc. (I)	3,433	80,847
Vicor Corp. (I)	2,162	15,999
Walsin Lihwa Corp. (I)	287,000	96,312
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	25,000	73,240

		45,915,312
Industrial Conglomerates - 1.9%
3M Company	118,959	16,957,605
Aboitiz Equity Ventures, Inc.	132,750	164,613
Alfa SAB de CV, Class A	191,100	536,147
Alliance Global Group, Inc.	141,000	95,720
Beijing Enterprises Holdings, Ltd.	25,714	222,240
Bidvest Group, Ltd.	20,816	578,995
Carlisle Companies, Inc.	15,413	1,307,947
CITIC Pacific, Ltd. (L)	70,033	122,472
CJ Corp.	1,003	140,255
Danaher Corp.	113,509	8,902,511
DMCI Holdings, Inc.	54,780	89,298
Doosan Corp.	568	71,092
Far Eastern New Century Corp.	279,679	289,479
General Electric Company	1,895,802	50,788,536
Grupo Carso SAB de CV, Series A1	38,000	197,884
Hopewell Holdings, Ltd.	52,500	183,090
Hutchison Whampoa, Ltd.	193,000	2,588,757
JG Summit Holdings, Inc.	168,800	190,387
Keppel Corp., Ltd.	107,931	915,024
Koninklijke Philips NV	118,937	3,755,942

174

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
LG Corp.	6,488	$386,642
MMC Corp. BHD	53,728	45,374
NWS Holdings, Ltd.	136,230	237,429
Raven Industries, Inc.	4,513	141,483
Reunert, Ltd.	14,123	88,305
Roper Industries, Inc.	18,798	2,663,301
Samsung Techwin Company, Ltd.	2,495	140,066
Sembcorp Industries, Ltd.	76,000	327,969
Shanghai Industrial Holdings, Ltd.	23,070	71,214
Siemens AG	82,663	10,986,332
Sime Darby BHD	187,800	558,480
SK Holdings Company, Ltd.	1,778	321,165
SM Investments Corp.	9,840	177,116
Smiths Group PLC	38,087	844,704
Toshiba Corp.	375,000	1,545,567

		106,633,141
Machinery - 2.1%
Accuride Corp. (I)	5,206	28,633
Actuant Corp., Class A	8,913	316,679
AGCO Corp.	21,095	1,138,286
Airtac International Group	350	3,812
Alamo Group, Inc.	892	46,241
Albany International Corp., Class A	3,454	128,661
Alfa Laval AB	29,745	780,009
Altra Industrial Motion Corp.	3,320	113,511
Amada Company, Ltd.	33,000	313,564
American Railcar Industries, Inc. (L)	1,152	75,226
Astec Industries, Inc.	2,498	99,695
Atlas Copco AB, Series A	62,527	1,835,744
Atlas Copco AB, Series B	36,494	1,007,736
Barnes Group, Inc.	6,612	247,157
Blount International, Inc. (I)	6,279	76,478
Briggs & Stratton Corp. (L)	6,014	123,768
Caterpillar, Inc.	120,490	12,317,693
Chart Industries, Inc. (I)	3,721	267,503
China International Marine Containers Group
Company, Ltd., H Shares	20,200	36,027
CIRCOR International, Inc.	2,139	163,120
CLARCOR, Inc.	18,249	1,068,114
CNH Industrial NV	109,321	1,197,697
Columbus McKinnon Corp.	2,504	70,513
Commercial Vehicle Group, Inc. (I)	3,334	31,740
Crane Company	11,849	878,129
CSR Corp., Ltd., H Shares	88,000	65,228
Cummins, Inc.	32,790	5,014,575
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	6,580	173,692
Deere & Company	69,802	6,363,848
Donaldson Company, Inc.	32,340	1,317,208
Doosan Infracore Company, Ltd. (I)	9,280	111,697
Douglas Dynamics, Inc.	2,956	51,641
Dover Corp.	32,099	2,798,391
Dynamic Materials Corp.	1,893	41,230
Energy Recovery, Inc. (I)(L)	5,850	30,303
EnPro Industries, Inc. (I)	2,560	187,878
ESCO Technologies, Inc.	3,319	111,585
FANUC Corp.	17,900	3,059,724
Federal Signal Corp.	7,690	105,507
Flowserve Corp.	25,967	1,914,807
FreightCar America, Inc.	1,609	41,367
GEA Group AG	19,020	819,020
Graco, Inc.	14,735	1,075,360
Graham Corp.	1,385	41,273

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Haitian International Holdings, Ltd.	31,000	$67,842
Hardinge, Inc.	1,980	25,285
Harsco Corp.	19,533	527,000
Hino Motors, Ltd.	24,000	304,717
Hitachi Construction
Machinery Company, Ltd.	9,800	182,313
Hiwin Technologies Corp.	15,759	162,096
Hurco Companies, Inc.	1,030	28,490
Hyster-Yale Materials Handling, Inc.	1,265	106,361
Hyundai Heavy Industries Company, Ltd.	2,878	523,075
Hyundai Mipo Dockyard	756	119,969
IDEX Corp.	19,584	1,501,701
IHI Corp.	125,000	527,551
Illinois Tool Works, Inc.	73,845	6,391,285
IMI PLC	25,602	686,315
Ingersoll-Rand PLC	48,836	2,921,370
ITT Corp.	22,129	966,595
John Bean Technologies Corp.	3,516	100,558
Joy Global, Inc. (L)	19,100	1,091,565
JTEKT Corp.	19,000	292,136
Kadant, Inc.	1,458	55,258
Kawasaki Heavy Industries, Ltd.	132,000	499,490
Kennametal, Inc.	19,030	857,111
Komatsu, Ltd.	87,000	1,895,703
Kone OYJ	30,300	1,248,401
Kubota Corp.	101,000	1,388,184
Kurita Water Industries, Ltd.	10,100	219,768
LB Foster Company, Class A	1,363	69,622
Lincoln Electric Holdings, Inc.	19,614	1,288,444
Lindsay Corp.	1,581	133,262
Lydall, Inc. (I)	2,204	60,808
Makita Corp.	10,600	580,947
MAN SE	3,748	468,183
Manitex International, Inc. (I)	1,922	32,001
Melrose Industries PLC	101,699	477,704
Meritor, Inc. (I)	11,948	165,002
Metso OYJ	12,405	482,277
Middleby Corp. (I)	2,300	549,286
Miller Industries, Inc.	1,573	31,948
Mitsubishi Heavy Industries, Ltd.	284,000	1,663,254
Mueller Industries, Inc.	6,892	198,627
Mueller Water Products, Inc., Class A	19,440	163,879
Nabtesco Corp.	10,000	217,573
NGK Insulators, Ltd.	25,000	521,157
NN, Inc.	2,242	54,996
Nordson Corp.	14,645	1,194,153
NSK, Ltd.	44,000	535,823
Oshkosh Corp.	20,370	1,100,998
PACCAR, Inc.	66,927	4,240,495
Pall Corp.	20,705	1,754,542
Parker Hannifin Corp.	28,158	3,526,226
Pentair, Ltd.	37,268	2,781,684
PMFG, Inc. (I)(L)	3,305	16,723
Proto Labs, Inc. (I)(L)	2,087	137,700
RBC Bearings, Inc.	2,838	170,195
Rexnord Corp. (I)	3,685	94,225
Samsung Heavy Industries Company, Ltd.	11,281	312,025
Sandvik AB (L)	100,722	1,435,742
Scania AB, B Shares (I)(L)	30,617	913,880
Schindler Holding AG,
Participation Certificates	3,975	614,350
Schindler Holding AG, Registered Shares	1,805	276,004
SembCorp Marine, Ltd.	61,600	202,443

175

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
SKF AB, B Shares	37,244	$955,456
SMC Corp.	4,900	1,286,696
Snap-on, Inc.	11,029	1,293,371
SPX Corp.	10,865	1,136,914
Standex International Corp.	1,581	116,741
Stanley Black & Decker, Inc.	29,373	2,567,200
Sulzer AG	1,954	297,112
Sumitomo Heavy Industries, Ltd.	51,000	227,438
Sun Hydraulics Corp.	2,637	97,358
Tecumseh Products Company (I)	2,793	13,602
Tennant Company	2,234	142,775
Terex Corp.	26,802	1,030,805
The ExOne Company (I)(L)	775	22,994
The Gorman-Rupp Company	2,160	68,494
The Greenbrier Companies, Inc. (I)	2,985	165,667
The Japan Steel Works, Ltd.	29,000	114,741
The Weir Group PLC	19,931	875,566
THK Company, Ltd.	10,400	230,751
Timken Company	18,869	1,211,767
Titan International, Inc. (L)	6,578	103,998
TriMas Corp. (I)	5,542	194,580
Trinity Industries, Inc.	18,760	1,623,303
Twin Disc, Inc.	1,205	39,102
United Tractors Tbk PT	55,037	102,290
Vallourec SA (L)	10,420	566,984
Valmont Industries, Inc.	6,496	1,006,555
Volvo AB, Series B	144,123	2,098,088
Wabash National Corp. (I)	8,428	115,379
Wabtec Corp.	23,242	1,830,075
Wartsila OYJ ABP	17,183	928,110
Watts Water Technologies, Inc., Class A	3,471	193,543
WEG SA (I)	18,850	218,849
Weichai Power Company, Ltd., H Shares	22,920	85,219
Woodward, Inc.	22,936	1,025,239
Xerium Technologies, Inc. (I)	1,472	20,284
Xylem, Inc.	35,034	1,306,768
Yangzijiang Shipbuilding Holdings, Ltd.	144,000	116,092
Zardoya Otis SA	17,637	318,350
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	55,400	36,820

		118,631,463
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	272	675,341
A.P. Moeller - Maersk A/S, Series B	654	1,711,406
China COSCO Holdings Company, Ltd.,
H Shares (I)	105,879	41,187
China Shipping Container Lines
Company, Ltd., H Shares (I)	187,076	45,219
Evergreen Marine Corp Taiwan, Ltd. (I)	148,000	84,973
Hyundai Merchant Marine Company, Ltd. (I)	4,720	44,060
International Shipholding Corp.	833	19,784
Kirby Corp. (I)	13,777	1,523,047
Kuehne & Nagel International AG	4,593	626,828
Matson, Inc.	5,311	130,491
MISC BHD	77,300	148,819
Mitsui O.S.K. Lines, Ltd.	101,000	364,136
Nippon Yusen KK (L)	150,000	444,076
Scorpio Bulkers, Inc. (I)	16,172	148,621
U-Ming Marine Transport Corp.	38,000	64,072
Wan Hai Lines, Ltd.	60,000	29,233
Yang Ming Marine Transport Corp. (I)	125,000	52,979

		6,154,272

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 0.4%
Acacia Research Corp. (L)	6,148	$99,229
Adecco SA (I)	11,250	939,904
ALS, Ltd.	35,793	299,053
Barrett Business Services, Inc.	900	42,444
Bureau Veritas SA	21,473	647,570
Capita PLC	62,669	1,163,859
CBIZ, Inc. (I)	4,684	39,955
CDI Corp.	1,949	27,150
CRA International, Inc. (I)	1,433	32,099
Equifax, Inc.	23,033	1,630,506
Experian PLC	95,194	1,655,771
Exponent, Inc.	1,606	113,592
Franklin Covey Company (I)	1,320	28,710
FTI Consulting, Inc. (I)	14,802	477,661
GP Strategies Corp. (I)	1,905	46,006
Heidrick & Struggles International, Inc.	2,343	43,767
Huron Consulting Group, Inc. (I)	2,858	194,001
ICF International, Inc. (I)	2,433	90,508
Insperity, Inc.	2,782	89,080
Intertek Group PLC	15,559	761,151
Kelly Services, Inc., Class A	3,316	58,892
Kforce, Inc.	3,381	74,483
Korn/Ferry International (I)	5,951	180,732
ManpowerGroup, Inc.	19,262	1,579,099
Mistras Group, Inc. (I)	2,076	47,250
Navigant Consulting, Inc. (I)	6,176	103,942
Nielsen Holdings NV (L)	53,672	2,590,211
Odyssey Marine Exploration, Inc. (I)(L)	11,799	16,283
On Assignment, Inc. (I)	5,621	198,140
Pendrell Corp. (I)	18,999	30,588
Randstad Holding NV	15,785	918,911
Resources Connection, Inc.	5,189	64,344
Robert Half International, Inc.	26,188	1,193,911
RPX Corp. (I)	4,044	65,715
Seek, Ltd.	29,956	473,133
SGS SA	471	1,182,251
The Advisory Board Company (I)	4,335	209,771
The Corporate Executive Board Company	12,254	835,355
The Dun & Bradstreet Corp.	6,991	721,821
Towers Watson & Company, Class A	15,539	1,748,293
TrueBlue, Inc. (I)	4,986	135,669
VSE Corp.	561	34,731
WageWorks, Inc. (I)	3,039	123,019

		21,008,560
Road & Rail - 0.9%
All America Latina Logistica SA	30,400	109,914
ArcBest Corp.	2,936	125,573
Asciano, Ltd.	87,696	457,923
Aurizon Holdings, Ltd.	184,767	850,930
Celadon Group, Inc.	2,646	61,811
Central Japan Railway Company, Ltd.	13,600	1,808,523
ComfortDelGro Corp., Ltd.	156,000	290,065
Con-way, Inc.	13,782	636,866
CSX Corp.	190,340	5,595,996
DSV A/S, ADR	17,169	573,137
East Japan Railway Company	31,100	2,380,712
Genesee & Wyoming, Inc., Class A (I)	12,327	1,200,033
Hankyu Hanshin Holdings, Inc.	109,000	607,117
Heartland Express, Inc.	5,623	121,597
J.B. Hunt Transport Services, Inc.	22,142	1,719,548
Kansas City Southern	20,819	2,238,459
Keikyu Corp.	44,000	354,559
Keio Corp.	54,000	392,566

176

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Keisei Electric Railway Company, Ltd.	27,000	$250,702
Kintetsu Corp.	170,000	597,923
Knight Transportation, Inc.	7,147	174,172
Landstar System, Inc.	11,016	715,269
Localiza Rent a Car SA	9,070	143,724
Marten Transport, Ltd.	3,042	73,282
MTR Corp., Ltd.	130,528	492,861
Nippon Express Company, Ltd.	74,000	364,528
Norfolk Southern Corp.	58,513	5,895,185
Odakyu Electric Railway Company, Ltd.	60,000	541,298
Old Dominion Freight Line, Inc. (I)	16,898	1,080,796
Patriot Transportation Holding, Inc. (I)	875	29,724
Quality Distribution, Inc. (I)	2,918	41,990
Roadrunner Transportation Systems, Inc. (I)	2,382	62,218
Ryder Systems, Inc.	10,265	890,899
Saia, Inc. (I)	3,030	132,047
Swift Transportation Company (I)	10,258	253,988
Tobu Railway Company, Ltd.	96,000	479,044
Tokyu Corp.	106,000	725,889
Union Pacific Corp.	85,997	17,136,622
Werner Enterprises, Inc.	16,672	440,141
West Japan Railway Company	15,500	661,023
YRC Worldwide, Inc. (I)	3,863	86,493

		50,795,147
Trading Companies & Distributors - 0.5%
Aceto Corp.	3,410	59,436
Aircastle, Ltd.	8,239	138,250
Applied Industrial Technologies, Inc.	5,153	245,386
Barloworld, Ltd.	15,421	146,924
Beacon Roofing Supply, Inc. (I)	6,013	207,448
Brenntag AG	5,375	1,004,687
Bunzl PLC	31,564	884,732
CAI International, Inc. (I)	2,271	50,484
Daewoo International Corp.	3,045	96,326
DXP Enterprises, Inc. (I)	1,171	81,466
Fastenal Company (L)	51,544	2,512,770
GATX Corp.	11,137	733,371
H&E Equipment Services, Inc. (I)	3,638	126,057
Houston Wire & Cable Company	2,749	32,576
ITOCHU Corp.	143,600	1,704,813
Kaman Corp.	3,417	145,325
Marubeni Corp.	154,200	1,056,481
Mitsubishi Corp.	132,500	2,626,135
Mitsui & Company, Ltd.	162,900	2,478,920
MSC Industrial Direct Company, Inc., Class A	11,434	1,051,585
Noble Group, Ltd.	334,773	370,142
NOW, Inc. (I)	46,377	845,500
Rexel SA (L)	23,394	559,108
Rush Enterprises, Inc., Class A (I)	4,264	141,480
Samsung C&T Corp.	8,749	627,114
SK Networks Company, Ltd. (I)	8,350	77,765
Sojitz Corp.	117,200	187,571
Stock Building Supply Holdings, Inc. (I)	999	19,121
Sumitomo Corp.	107,000	1,406,274
TAL International Group, Inc. (I)(L)	4,151	181,897
Textainer Group Holdings, Ltd. (L)	2,534	98,167
Titan Machinery, Inc. (I)	2,304	40,343
Toyota Tsusho Corp.	19,900	529,977
Travis Perkins PLC	23,633	667,467
United Rentals, Inc. (I)	22,569	2,280,597
W.W. Grainger, Inc.	11,563	2,987,532
Watsco, Inc.	9,676	973,696

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Wolseley PLC	24,883	$1,388,585

		28,765,508
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	40,981	898,361
Aeroports de Paris	2,893	376,687
Atlantia SpA (L)	42,853	1,191,229
Auckland International Airport, Ltd.	84,151	276,016
Beijing Capital International Airport
Company, Ltd., H Shares	75,211	51,661
CCR SA	61,300	480,757
China Merchants Holdings
International Company, Ltd.	56,031	165,067
COSCO Pacific, Ltd.	79,508	104,965
EcoRodovias Infraestrutura e Logistica SA	11,400	73,887
Fraport AG Frankfurt Airport
Services Worldwide (L)	3,861	296,582
Groupe Eurotunnel SA	53,395	706,104
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	22,200	137,450
Grupo Aeroportuario del Sureste SAB
de CV, Class B	14,900	191,528
Hutchison Port Holdings Trust	386,100	289,719
International Container Terminal Services, Inc.	35,110	86,785
Jasa Marga Tbk PT	58,354	29,397
Jiangsu Expressway Company, Ltd., H Shares	54,855	65,815
Kamigumi Company, Ltd.	23,000	207,954
Kerry Logistics HK, Ltd.	384	611
Malaysia Airports Holdings BHD	47,922	112,769
Mitsubishi Logistics Corp.	11,000	159,176
OHL Mexico SAB de CV (I)	49,400	137,174
Sydney Airport	100,013	409,095
Transurban Group	127,970	885,974
Wesco Aircraft Holdings, Inc. (I)	5,007	108,852
Zhejiang Expressway Company, Ltd., H Shares	62,282	61,588

		7,505,203

		620,887,632
Information Technology - 14.4%
Communications Equipment - 1.2%
ADTRAN, Inc.	21,018	471,644
Alcatel-Lucent (I)	279,167	1,137,987
Alliance Fiber Optic Products, Inc. (L)	1,394	28,270
Applied Optoelectronics, Inc. (I)	657	14,066
ARRIS Group, Inc. (I)	14,281	472,844
Aruba Networks, Inc. (I)	13,136	243,213
Aviat Networks, Inc. (I)	8,240	8,734
Bel Fuse, Inc., Class B	1,376	37,757
Black Box Corp.	2,051	49,983
CalAmp Corp. (I)	4,294	82,015
Calix, Inc. (I)	5,118	41,763
Ciena Corp. (I)(L)	37,896	735,182
Cisco Systems, Inc.	973,336	23,963,532
Comtech Telecommunications Corp.	1,945	63,543
Digi International, Inc. (I)	3,601	32,013
Emulex Corp. (I)	9,951	53,337
Extreme Networks, Inc. (I)	11,521	45,854
F5 Networks, Inc. (I)	12,782	1,387,486
Finisar Corp. (I)(L)	11,458	272,128
Harmonic, Inc. (I)	12,628	91,427
Harris Corp.	20,188	1,559,523
Infinera Corp. (I)(L)	15,156	137,920
InterDigital, Inc.	14,878	565,215

177

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
IXIA (I)	7,105	$82,560
JDS Uniphase Corp. (I)	56,532	620,156
Juniper Networks, Inc. (I)	94,646	2,315,041
KVH Industries, Inc. (I)	2,350	31,913
Motorola Solutions, Inc.	42,669	2,876,744
NETGEAR, Inc. (I)	4,499	147,882
Numerex Corp., Class A (I)	1,825	20,641
Oplink Communications, Inc. (I)	2,529	42,639
Parkervision, Inc. (I)(L)	11,175	54,646
PC-Tel, Inc.	2,878	20,146
Plantronics, Inc.	15,715	712,518
Polycom, Inc. (I)	33,142	422,561
Procera Networks, Inc. (I)(L)	2,872	27,772
QUALCOMM, Inc.	319,541	25,707,074
Riverbed Technology, Inc. (I)	38,735	787,095
Ruckus Wireless, Inc. (I)	5,799	62,629
ShoreTel, Inc. (I)	7,403	51,525
Sonus Networks, Inc. (I)	23,656	86,818
Telefonaktiebolaget LM Ericsson, B Shares	290,463	3,620,554
Tessco Technologies, Inc.	765	23,340
Ubiquiti Networks, Inc. (I)(L)	1,532	53,559
ViaSat, Inc. (I)	4,851	263,070
Westell Technologies, Inc., Class A (I)	5,683	13,980
ZTE Corp., H Shares	27,296	52,738

		69,593,037
Electronic Equipment, Instruments & Components - 0.9%
AAC Technologies Holdings, Inc.	33,500	196,135
Aeroflex Holding Corp. (I)	2,344	24,565
Agilysys, Inc. (I)	1,863	27,032
Amphenol Corp., Class A	29,876	2,862,121
Anixter International, Inc.	3,303	340,209
Arrow Electronics, Inc. (I)	24,202	1,396,455
AU Optronics Corp. (I)	783,000	298,370
Audience, Inc. (I)	1,378	17,101
Avnet, Inc.	33,490	1,459,159
Badger Meter, Inc.	1,790	88,659
Belden, Inc.	5,384	387,594
Benchmark Electronics, Inc. (I)	6,606	153,193
Checkpoint Systems, Inc. (I)	5,121	66,573
Cheng Uei Precision Industry Company, Ltd.	35,139	67,365
Citizen Holdings Company, Ltd.	26,200	202,022
Cognex Corp. (I)	10,653	383,508
Coherent, Inc. (I)	2,992	179,460
Corning, Inc.	262,981	5,601,495
CTS Corp.	4,145	72,579
Daktronics, Inc.	4,571	56,726
Delta Electronics, Inc.	164,000	1,069,057
DTS, Inc. (I)	2,328	42,160
Electro Rent Corp.	2,258	36,467
Electro Scientific Industries, Inc.	3,397	24,764
Fabrinet (I)	3,516	66,874
FARO Technologies, Inc. (I)	2,112	89,802
FEI Company	15,313	1,277,870
FLIR Systems, Inc.	26,929	940,091
FUJIFILM Holdings Corp.	43,700	1,135,317
GSI Group, Inc. (I)	3,911	47,401
Hamamatsu Photonics KK	6,700	324,493
Hexagon AB, B Shares	22,466	706,586
Hirose Electric Company, Ltd.	2,800	402,691
Hitachi High-Technologies Corp.	5,600	127,164
Hitachi, Ltd.	452,000	3,055,330
Hon Hai Precision Industry Company, Ltd.	1,007,550	3,111,244
Hoya Corp.	41,400	1,286,011

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Ibiden Company, Ltd.	11,000	$202,176
II-VI, Inc. (I)	6,408	86,252
Ingram Micro, Inc., Class A (I)	37,421	1,039,181
Innolux Corp. (I)	609,000	240,983
Insight Enterprises, Inc. (I)	5,340	145,141
InvenSense, Inc. (I)(L)	6,975	134,618
Itron, Inc. (I)	14,375	552,719
Jabil Circuit, Inc.	34,691	652,885
KEMET Corp. (I)	6,008	35,748
Keyence Corp.	4,300	1,679,801
Kingboard Chemical Holdings, Ltd.	29,700	55,876
Knowles Corp. (I)	20,582	580,618
Kyocera Corp.	30,600	1,369,766
Largan Precision Company, Ltd.	9,000	590,831
LG Display Company, Ltd. (I)	16,136	429,485
LG Innotek Company, Ltd. (I)	700	87,654
Littelfuse, Inc.	2,703	236,945
Maxwell Technologies, Inc. (I)	3,660	63,538
Measurement Specialties, Inc. (I)	1,888	119,945
Mercury Systems, Inc. (I)	4,070	47,700
Mesa Laboratories, Inc.	374	29,927
Methode Electronics, Inc.	4,514	140,611
MTS Systems Corp.	1,930	127,766
Murata Manufacturing Company, Ltd.	19,200	1,634,945
National Instruments Corp.	23,801	681,661
Neonode, Inc. (I)(L)	3,863	13,636
Newport Corp. (I)	4,860	90,056
Nippon Electric Glass Company, Ltd.	36,000	180,785
Omron Corp.	19,500	735,829
OSI Systems, Inc. (I)	2,467	140,496
Park Electrochemical Corp.	2,423	65,082
PC Connection, Inc.	1,092	22,856
Plexus Corp. (I)	4,206	175,643
Radisys Corp. (I)	3,640	11,866
RealD, Inc. (I)(L)	5,114	60,805
Rofin-Sinar Technologies, Inc. (I)	3,556	82,641
Rogers Corp. (I)	2,217	138,030
Samsung Electro-Mechanics Company, Ltd.	4,076	251,754
Samsung SDI Company, Ltd.	2,351	350,089
Sanmina Corp. (I)	10,177	207,102
ScanSource, Inc. (I)	3,383	125,509
Shimadzu Corp.	22,000	188,876
Simplo Technology Company, Ltd.	24,900	131,207
Speed Commerce, Inc. (I)	5,695	20,559
SYNNEX Corp. (I)	3,223	213,073
Synnex Technology International Corp.	112,000	181,412
TDK Corp.	11,700	502,609
TE Connectivity, Ltd.	77,492	4,607,674
Tech Data Corp. (I)	9,215	548,385
TPK Holding Company, Ltd.	20,887	169,363
Trimble Navigation, Ltd. (I)	62,912	2,269,236
TTM Technologies, Inc. (I)	6,644	49,830
Unimicron Technology Corp.	117,000	107,568
Universal Display Corp. (I)(L)	4,970	130,015
Vishay Intertechnology, Inc.	32,843	490,018
Vishay Precision Group, Inc. (I)	1,596	25,807
WPG Holdings Company, Ltd.	126,000	175,626
Yaskawa Electric Corp.	20,000	246,935
Yokogawa Electric Corp.	20,700	249,326
Zebra Technologies Corp., Class A (I)	12,195	906,089
Zhen Ding Technology Holding, Ltd.	20,317	64,056

178

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Zygo Corp. (I)	2,238	$43,014

		52,563,272
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (I)	33,715	1,832,073
Angie’s List, Inc. (I)(L)	5,314	56,594
AOL, Inc. (I)	19,237	697,918
Bankrate, Inc. (I)	5,712	86,537
Bazaarvoice, Inc. (I)(L)	6,560	43,165
Benefitfocus, Inc. (I)(L)	598	22,150
Blucora, Inc. (I)	5,066	96,102
Brightcove, Inc. (I)	3,662	34,679
Carbonite, Inc. (I)	1,933	21,572
ChannelAdvisor Corp. (I)	738	15,306
comScore, Inc. (I)	4,410	137,724
Constant Contact, Inc. (I)	3,796	112,134
Conversant, Inc. (I)(L)	23,564	555,639
Cornerstone OnDemand, Inc. (I)	4,983	200,267
CoStar Group, Inc. (I)	3,493	553,815
Cvent, Inc. (I)	751	18,790
Dealertrack Technologies, Inc. (I)	5,340	212,051
Demand Media, Inc. (I)	4,455	20,493
Demandware, Inc. (I)(L)	2,265	137,916
Dena Company, Ltd. (L)	9,500	124,670
Dice Holdings, Inc. (I)	5,097	35,985
Digital River, Inc. (I)	4,265	67,131
E2open, Inc. (I)(L)	2,073	36,443
Earthlink Holdings Corp.	13,380	48,703
eBay, Inc. (I)	220,160	11,168,717
eGain Corp. (I)	1,744	11,458
Endurance International
Group Holdings, Inc. (I)(L)	2,730	35,627
Envestnet, Inc. (I)	2,946	119,431
Equinix, Inc. (I)	11,961	2,377,249
Facebook, Inc., Class A (I)	322,793	20,432,797
Global Eagle Entertainment, Inc. (I)	3,562	39,645
Gogo, Inc. (I)(L)	1,267	22,920
Google, Inc., Class A (I)	53,341	30,492,383
Google, Inc., Class C (I)	53,337	29,920,990
Gree, Inc. (L)	10,300	94,427
Internap Network Services Corp. (I)	7,083	50,714
IntraLinks Holdings, Inc. (I)	4,887	42,566
j2 Global, Inc. (L)	5,648	267,489
Kakaku.com, Inc.	14,200	250,038
Limelight Networks, Inc. (I)	8,683	18,929
Liquidity Services, Inc. (I)(L)	3,147	48,401
LivePerson, Inc. (I)	6,977	66,421
LogMeIn, Inc. (I)	2,986	127,114
Marchex, Inc., Class B	2,935	30,319
Marin Software, Inc. (I)(L)	1,520	15,200
Marketo, Inc. (I)(L)	965	22,369
Millennial Media, Inc. (I)(L)	4,529	18,207
Monster Worldwide, Inc. (I)	11,877	67,224
Move, Inc. (I)	5,102	66,734
NAVER Corp.	1,980	1,474,850
NIC, Inc.	8,066	133,654
OpenTable, Inc. (I)(L)	2,807	190,174
Perficient, Inc. (I)	4,199	74,070
QuinStreet, Inc. (I)	4,305	23,936
Rackspace Hosting, Inc. (I)	28,159	1,027,522
RealNetworks, Inc. (I)	3,305	25,415
Rocket Fuel, Inc. (I)(L)	610	15,250
SciQuest, Inc. (I)	2,852	48,284

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Shutterstock, Inc. (I)(L)	912	$59,316
SPS Commerce, Inc. (I)	1,976	112,415
Stamps.com, Inc. (I)	1,739	56,204
support.com, Inc. (I)	7,599	17,478
Tencent Holdings, Ltd.	255,500	3,596,720
Travelzoo, Inc. (I)	1,149	22,118
Trulia, Inc. (I)(L)	3,429	132,531
United Internet AG	11,006	509,527
United Online, Inc.	1,656	18,084
Unwired Planet, Inc. (I)	13,063	28,216
VeriSign, Inc. (I)(L)	23,855	1,194,658
Vistaprint NV (I)(L)	4,000	160,080
Vocus, Inc. (I)	2,496	44,878
Web.com Group, Inc. (I)	5,179	178,365
WebMD Health Corp. (I)(L)	3,499	149,757
Wix.com, Ltd. (I)(L)	966	17,253
XO Group, Inc. (I)	3,554	40,480
Xoom Corp. (I)	970	21,534
Yahoo Japan Corp.	135,000	625,561
Yahoo!, Inc. (I)	177,350	6,145,177
Yelp, Inc. (I)(L)	3,985	263,608
Zillow, Inc., Class A (I)(L)	2,863	337,891
Zix Corp. (I)	8,887	29,327

		117,749,559
IT Services - 2.4%
Accenture PLC, Class A	120,358	9,803,159
Acxiom Corp. (I)	27,540	625,984
Alliance Data Systems Corp. (I)	10,044	2,571,766
Amadeus IT Holding SA, A Shares	39,738	1,746,863
AtoS	6,803	611,697
Automatic Data Processing, Inc.	91,034	7,253,589
Blackhawk Network Holdings, Inc. (I)(L)	6,434	159,821
Broadridge Financial Solutions, Inc.	28,919	1,186,257
CACI International, Inc., Class A (I)	2,797	199,706
Cap Gemini SA (L)	13,918	1,012,522
Cardtronics, Inc. (I)	5,502	159,448
Cass Information Systems, Inc.	1,300	65,546
CIBER, Inc. (I)	9,708	45,142
Cielo SA (I)	48,940	874,467
Cognizant Technology
Solutions Corp., Class A (I)	114,747	5,577,852
Computer Sciences Corp.	27,501	1,729,538
Computer Task Group, Inc.	2,201	34,160
Computershare, Ltd.	42,700	506,839
Convergys Corp.	37,239	812,555
CoreLogic, Inc. (I)	22,099	630,484
CSG Systems International, Inc.	4,157	109,204
Datalink Corp. (I)	2,528	23,460
DST Systems, Inc.	7,084	645,707
EPAM Systems, Inc. (I)	2,691	113,210
Euronet Worldwide, Inc. (I)	6,115	288,261
EVERTEC, Inc.	3,613	86,387
ExlService Holdings, Inc. (I)	4,011	113,672
Fidelity National Information Services, Inc.	54,884	2,971,969
Fiserv, Inc. (I)	48,045	2,887,985
Forrester Research, Inc.	1,570	59,377
Fujitsu, Ltd.	178,000	1,212,004
Gartner, Inc. (I)	22,318	1,586,587
Global Cash Access Holdings, Inc. (I)	8,427	75,000
Global Payments, Inc.	17,413	1,193,835
Heartland Payment Systems, Inc. (L)	4,449	184,411
Higher One Holdings, Inc. (I)	4,298	16,160
iGATE Corp. (I)	4,292	149,662

179

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Infosys, Ltd., ADR (L)	40,854	$2,101,121
International Business Machines Corp.	184,974	34,101,807
Itochu Techno-Solutions Corp.	2,100	86,742
Jack Henry & Associates, Inc.	20,697	1,200,219
Leidos Holdings, Inc.	16,272	620,777
Lionbridge Technologies, Inc. (I)	7,380	41,549
Luxoft Holding, Inc. (I)	703	22,777
ManTech International Corp., Class A (L)	2,872	84,695
MasterCard, Inc., Class A	192,819	14,741,013
MAXIMUS, Inc.	8,358	373,435
ModusLink Global Solutions, Inc. (I)(L)	4,561	16,465
MoneyGram International, Inc. (I)	2,867	37,787
NeuStar, Inc., Class A (I)	14,815	415,116
Nomura Research Institute, Ltd.	9,400	316,773
NTT Data Corp.	12,100	442,680
Otsuka Corp.	1,500	205,985
Paychex, Inc.	61,198	2,515,850
Planet Payment, Inc. (I)	5,646	15,922
PRGX Global, Inc. (I)	4,085	26,062
Sapient Corp. (I)	13,527	222,519
Science Applications International Corp.	10,087	390,670
ServiceSource International, Inc. (I)(L)	7,662	34,862
SK C&C Company, Ltd.	1,545	250,891
Sykes Enterprises, Inc. (I)	4,837	97,611
Syntel, Inc.	1,872	151,445
TeleTech Holdings, Inc. (I)	2,494	65,792
Teradata Corp. (I)	30,096	1,263,731
The Hackett Group, Inc.	3,993	24,357
The Western Union Company	103,455	1,672,867
Total System Services, Inc.	31,631	957,154
Unisys Corp. (I)	6,289	147,603
VeriFone Systems, Inc. (I)	26,898	882,523
Virtusa Corp. (I)	2,797	95,685
Visa, Inc., Class A	95,787	20,577,921
WEX, Inc. (I)	14,157	1,363,178
Wipro, Ltd., ADR (L)	37,797	421,059
Xerox Corp.	210,325	2,597,514

		135,908,443
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (I)	4,827	94,464
Advanced Micro Devices, Inc. (I)(L)	149,432	597,728
Advanced Semiconductor Engineering, Inc.	561,095	713,137
Advantest Corp.	13,900	158,010
Altera Corp.	59,977	1,987,038
Ambarella, Inc. (I)(L)	2,280	59,143
Amkor Technology, Inc. (I)(L)	8,691	87,866
ANADIGICS, Inc. (I)(L)	11,295	12,199
Analog Devices, Inc.	59,040	3,092,515
Applied Materials, Inc.	228,797	4,619,411
Applied Micro Circuits Corp. (I)	9,063	81,567
ARM Holdings PLC	137,639	2,121,563
ASM Pacific Technology, Ltd.	22,300	249,989
ASML Holding NV	45,785	3,927,495
Atmel Corp. (I)	103,008	863,207
Avago Technologies, Ltd.	44,352	3,134,356
Axcelis Technologies, Inc. (I)	15,078	28,347
Broadcom Corp., Class A	104,250	3,322,448
Brooks Automation, Inc.	8,257	80,175
Cabot Microelectronics Corp. (I)	2,993	128,789
Cavium, Inc. (I)	6,300	308,574
Ceva, Inc. (I)	2,890	45,229
Cirrus Logic, Inc. (I)(L)	7,798	172,570
Cohu, Inc.	3,235	34,809

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cree, Inc. (I)(L)	29,444	$1,416,845
Cypress Semiconductor Corp. (I)(L)	52,525	538,381
Diodes, Inc. (I)	4,397	121,665
DSP Group, Inc. (I)	2,965	24,876
Entegris, Inc. (I)	17,181	197,066
Entropic Communications, Inc. (I)	11,537	37,957
Epistar Corp. (I)	75,000	170,214
Exar Corp. (I)	4,898	53,290
Fairchild Semiconductor International, Inc. (I)	30,202	443,063
First Solar, Inc. (I)	13,531	835,945
FormFactor, Inc. (I)	7,088	51,459
GCL-Poly Energy Holdings, Ltd. (I)	486,000	151,510
GT Advanced Technologies, Inc. (I)(L)	16,454	277,414
Hanergy Solar Group, Ltd. (I)	514,000	75,021
Hermes Microvision, Inc.	4,000	160,427
Hittite Microwave Corp.	3,875	227,850
Infineon Technologies AG	114,781	1,423,969
Inphi Corp. (I)	3,473	52,303
Integrated Device Technology, Inc. (I)	49,234	654,812
Integrated Silicon Solution, Inc. (I)	3,812	53,520
Intel Corp.	939,541	25,668,260
International Rectifier Corp. (I)	25,764	690,990
Intersil Corp., Class A	46,532	654,705
IXYS Corp.	3,262	36,893
Kinsus Interconnect Technology Corp.	24,000	109,566
KLA-Tencor Corp.	31,456	2,060,997
Kopin Corp. (I)	9,427	29,978
Lam Research Corp.	30,647	1,901,340
Lattice Semiconductor Corp. (I)	14,248	112,702
Linear Technology Corp.	44,564	2,057,074
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,350	24,692
MaxLinear, Inc., Class A (I)	3,457	32,703
MediaTek, Inc.	127,674	2,076,507
Micrel, Inc.	6,041	64,337
Microchip Technology, Inc. (L)	37,603	1,789,903
Micron Technology, Inc. (I)	200,434	5,730,408
Microsemi Corp. (I)	11,420	277,849
MKS Instruments, Inc.	6,519	188,073
Monolithic Power Systems, Inc. (I)	4,770	187,413
MoSys, Inc. (I)(L)	6,592	21,885
Nanometrics, Inc. (I)	2,963	50,845
NeoPhotonics Corp. (I)	2,655	12,372
Novatek Microelectronics Corp., Ltd.	49,000	251,206
NVE Corp. (I)	668	35,518
NVIDIA Corp.	104,664	1,988,616
OmniVision Technologies, Inc. (I)	6,607	148,525
PDF Solutions, Inc. (I)	3,161	62,967
Peregrine Semiconductor Corp. (I)(L)	3,823	24,391
Pericom Semiconductor Corp. (I)	3,113	27,799
Phison Electronics Corp.	12,000	88,089
Photronics, Inc. (I)	7,668	67,402
PLX Technology, Inc. (I)	6,369	36,749
PMC-Sierra, Inc. (I)	25,256	178,560
Power Integrations, Inc.	3,560	179,032
Powertech Technology, Inc. (I)	59,000	113,924
Radiant Opto-Electronics Corp.	39,605	162,843
Rambus, Inc. (I)	13,703	165,806
Realtek Semiconductor Corp.	40,571	125,282
RF Micro Devices, Inc. (I)	102,926	968,534
Rohm Company, Ltd.	9,000	516,128
Rubicon Technology, Inc. (I)	2,770	23,517
Rudolph Technologies, Inc. (I)	4,417	41,873

180

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Samsung Electronics Company, Ltd.	7,715	$10,928,859
Semtech Corp. (I)	24,944	647,047
Silicon Image, Inc. (I)	9,843	51,479
Silicon Laboratories, Inc. (I)	9,539	430,400
Siliconware Precision Industries Company	268,000	428,662
SK Hynix, Inc. (I)	36,100	1,565,615
Skyworks Solutions, Inc.	45,742	1,981,086
Spansion, Inc., Class A (I)	5,772	109,957
STMicroelectronics NV	63,654	636,058
Sumco Corp.	11,700	91,990
SunEdison, Inc. (I)	92,210	1,815,615
SunPower Corp. (I)	5,028	167,634
Synaptics, Inc. (I)(L)	3,970	270,278
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,221,000	8,901,758
Teradyne, Inc.	46,965	835,977
Tessera Technologies, Inc.	6,453	145,128
Texas Instruments, Inc.	204,883	9,625,403
Tokyo Electron, Ltd.	16,200	977,341
Transcend Information, Inc.	17,000	61,832
TriQuint Semiconductor, Inc. (I)	20,020	311,511
Ultra Clean Holdings, Inc. (I)	3,142	26,016
Ultratech, Inc. (I)	3,480	88,322
United Microelectronics Corp.	1,092,000	512,077
Vanguard International Semiconductor Corp.	65,000	100,934
Veeco Instruments, Inc. (I)(L)	4,819	160,569
Xcerra Corp. (I)	5,981	57,717
Xilinx, Inc.	50,408	2,367,160

		125,170,894
Software - 2.7%
ACI Worldwide, Inc. (I)	14,202	771,311
Actuate Corp. (I)	6,424	30,000
Adobe Systems, Inc. (I)	87,754	5,663,643
Advent Software, Inc.	13,870	419,706
American Software, Inc., Class A	3,687	35,432
ANSYS, Inc. (I)	22,405	1,645,647
Aspen Technology, Inc. (I)	11,489	493,912
Autodesk, Inc. (I)	42,896	2,246,464
AVG Technologies NV (I)	2,904	56,221
Blackbaud, Inc.	5,654	193,650
Bottomline Technologies, Inc. (I)	4,693	135,252
BroadSoft, Inc. (I)	3,492	75,322
CA, Inc.	60,858	1,746,016
Cadence Design Systems, Inc. (I)	69,993	1,168,183
Callidus Software, Inc. (I)	5,050	53,076
Citrix Systems, Inc. (I)	34,696	2,150,111
CommVault Systems, Inc. (I)	16,507	807,523
Compuware Corp.	52,826	522,977
Comverse, Inc. (I)	2,757	68,236
Concur Technologies, Inc. (I)(L)	11,517	983,206
Dassault Systemes SA (L)	6,135	778,630
Digimarc Corp.	848	27,017
Ebix, Inc. (L)	3,872	60,558
Electronic Arts, Inc. (I)	58,454	2,053,489
Ellie Mae, Inc. (I)(L)	3,419	95,219
EnerNOC, Inc. (I)	3,268	62,713
Epiq Systems, Inc.	4,055	48,903
ePlus, Inc. (I)	505	28,639
FactSet Research Systems, Inc. (L)	9,633	1,032,080
Fair Isaac Corp.	12,833	755,864
FleetMatics Group PLC (I)(L)	2,132	60,762
Fortinet, Inc. (I)	33,120	744,206
Gemalto NV (L)	10,086	1,094,437

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Gigamon, Inc. (I)(L)	1,070	$18,201
Glu Mobile Inc. (I)(L)	8,218	29,872
Guidance Software, Inc. (I)(L)	2,329	22,358
Guidewire Software, Inc. (I)	5,973	225,600
Gungho Online Entertainment, Inc. (L)	32,500	215,728
Imperva, Inc. (I)	2,509	52,388
Infoblox, Inc. (I)	6,551	84,901
Informatica Corp. (I)	26,442	967,513
Interactive Intelligence Group, Inc. (I)	1,916	97,122
Intuit, Inc.	53,520	4,243,601
Jive Software, Inc. (I)(L)	5,459	43,672
Konami Corp.	9,700	220,696
Manhattan Associates, Inc. (I)	9,531	309,376
Mentor Graphics Corp.	35,252	746,990
MICROS Systems, Inc. (I)	18,219	973,259
Microsoft Corp.	1,427,326	58,434,727
MicroStrategy, Inc., Class A (I)	1,121	158,196
Mitek Systems, Inc. (I)(L)	3,154	10,282
Monotype Imaging Holdings, Inc.	4,672	120,304
NCSoft Corp.	1,063	175,941
NetScout Systems, Inc. (I)	4,457	173,244
Nexon Company, Ltd.	9,800	86,352
NHN Entertainment Corp. (I)	964	70,132
Nice Systems, Ltd.	4,910	192,451
Nintendo Company, Ltd.	10,000	1,169,348
Oracle Corp.	654,360	27,496,207
Oracle Corp. Japan	3,700	167,361
Pegasystems, Inc.	4,322	91,799
Progress Software Corp. (I)	6,465	140,420
Proofpoint, Inc. (I)	2,830	90,334
PROS Holdings, Inc. (I)	2,785	64,055
PTC, Inc. (I)	43,410	1,597,488
Qlik Technologies, Inc. (I)	10,709	232,492
Qualys, Inc. (I)	1,853	43,805
Rally Software Development Corp. (I)	885	11,558
RealPage, Inc. (I)(L)	5,791	122,827
Red Hat, Inc. (I)	35,791	1,793,845
Rosetta Stone, Inc. (I)	1,806	17,771
Rovi Corp. (I)	23,848	576,406
Salesforce.com, Inc. (I)	106,049	5,581,359
SAP AG	96,633	7,397,750
Sapiens International Corp. NV	2,537	20,195
Seachange International, Inc. (I)	4,307	41,261
SolarWinds, Inc. (I)	15,826	618,638
Solera Holdings, Inc.	16,699	1,089,610
SS&C Technologies Holdings, Inc. (I)	7,135	304,308
Symantec Corp.	130,599	2,871,872
Synchronoss Technologies, Inc. (I)	3,602	114,364
Synopsys, Inc. (I)	37,306	1,435,908
Take-Two Interactive Software, Inc. (I)	9,921	204,670
Tangoe, Inc. (I)	3,859	57,731
TeleCommunication Systems, Inc., Class A (I)	7,562	23,972
The Sage Group PLC	105,768	727,110
The Ultimate Software Group, Inc. (I)	3,390	430,971
TIBCO Software, Inc. (I)	36,953	794,859
TiVo, Inc. (I)	15,668	186,449
Totvs SA	8,400	146,455
Trend Micro, Inc.	9,900	307,990
Tyler Technologies, Inc. (I)	3,860	301,582
Varonis Systems, Inc. (I)	672	16,457
VASCO Data Security International, Inc. (I)	3,726	41,545
Verint Systems, Inc. (I)	6,458	299,199
VirnetX Holding Corp. (I)(L)	5,251	82,913

181

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Vringo, Inc. (I)(L)	8,663	$28,501

		150,522,696
Technology Hardware, Storage & Peripherals - 2.9%
3D Systems Corp. (I)(L)	23,240	1,177,106
Acer, Inc. (I)	227,000	147,765
Advantech Company, Ltd.	25,000	185,286
Apple, Inc.	168,549	106,691,517
Asustek Computer, Inc.	60,000	661,041
Brother Industries, Ltd.	22,300	355,057
Canon, Inc.	106,300	3,504,146
Catcher Technology Company, Ltd.	61,000	546,244
Chicony Electronics Company, Ltd.	42,965	116,307
Clevo Company	44,000	83,068
Compal Electronics, Inc. (I)	378,000	311,110
Cray, Inc. (I)(L)	4,870	136,555
Diebold, Inc.	15,565	584,154
Electronics For Imaging, Inc. (I)	5,678	231,038
EMC Corp.	382,733	10,165,388
Foxconn Technology Company, Ltd.	75,720	174,908
Fusion-io, Inc. (I)(L)	10,129	80,931
Hewlett-Packard Company	358,065	11,995,177
HTC Corp.	65,000	347,432
Imation Corp. (I)	4,168	14,296
Immersion Corp. (I)	3,601	38,927
Inventec Corp.	207,695	194,205
Konica Minolta, Inc.	45,400	393,153
Lenovo Group, Ltd.	294,564	365,175
Lexmark International, Inc., Class A (L)	14,906	649,753
Lite-On Technology Corp.	189,263	306,956
NCR Corp. (I)	40,360	1,318,158
NEC Corp.	227,000	703,913
NetApp, Inc.	62,566	2,315,568
Nokia OYJ (I)	366,965	2,977,252
Pegatron Corp.	144,000	278,651
QLogic Corp. (I)	10,996	109,300
Quanta Computer, Inc.	227,000	611,306
Quantum Corp. (I)(L)	28,391	32,366
Ricoh Company, Ltd.	63,000	773,932
SanDisk Corp.	42,599	4,116,341
Seagate Technology PLC	62,101	3,336,687
Seiko Epson Corp.	12,400	432,906
Silicon Graphics International Corp. (I)(L)	4,300	37,969
Super Micro Computer, Inc. (I)	3,932	84,538
Western Digital Corp.	39,721	3,489,490
Wistron Corp.	198,125	168,692

		160,243,764

		811,751,665
Materials - 4.8%
Chemicals - 2.7%
A. Schulman, Inc.	3,617	127,355
Advanced Emissions Solutions, Inc. (I)	2,682	62,786
Air Liquide SA (L)	33,311	4,409,937
Air Products & Chemicals, Inc.	39,984	4,796,880
Air Water, Inc.	14,000	217,285
Airgas, Inc.	12,600	1,339,632
Akzo Nobel NV	30,183	2,262,303
Albemarle Corp.	19,248	1,331,769
American Vanguard Corp.	3,681	56,025
Arabian American Development Company (I)	2,718	28,403
Arkema SA	6,095	623,786
Asahi Kasei Corp.	115,000	863,021

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Ashland, Inc.	17,519	$1,804,457
Axiall Corp.	8,578	396,389
Balchem Corp.	3,665	202,088
BASF SE	95,699	11,028,875
Cabot Corp.	14,495	819,692
Calgon Carbon Corp. (I)	6,620	141,999
CF Industries Holdings, Inc.	10,475	2,548,672
Chase Corp.	857	26,173
Cheil Industries, Inc.	3,264	212,817
Chemtura Corp. (I)	12,033	300,584
China BlueChemical, Ltd., H Shares	96,000	51,455
China Petrochemical Development Corp. (I)	152,775	59,120
Croda International PLC	12,846	567,601
Cytec Industries, Inc.	8,638	858,185
Daicel Corp.	28,000	256,207
E.I. du Pont de Nemours & Company	175,162	12,140,478
Eastman Chemical Company	28,792	2,541,182
Ecolab, Inc.	51,143	5,584,304
EMS-Chemie Holding AG	680	255,360
Eternal Materials Company, Ltd.	3,000	3,165
Ferro Corp. (I)	8,868	113,510
Flotek Industries, Inc. (I)	5,816	165,058
FMC Corp.	25,082	1,920,278
Formosa Chemicals & Fibre Corp.	292,100	701,250
Formosa Plastics Corp.	375,040	960,244
FutureFuel Corp.	2,671	45,888
Givaudan SA (I)	794	1,303,624
Grupa Azoty SA (I)	2,920	76,628
Hanwha Chemical Corp.	5,794	107,051
Hanwha Corp.	3,110	82,727
Hawkins, Inc.	1,203	43,440
HB Fuller Company	6,155	294,394
Hitachi Chemical Company, Ltd.	9,300	144,868
Hyosung Corp.	1,640	109,977
Incitec Pivot, Ltd.	145,842	373,942
Innophos Holdings, Inc.	2,715	142,538
Innospec, Inc.	2,890	121,871
International Flavors & Fragrances, Inc.	15,360	1,524,634
Intrepid Potash, Inc. (I)(L)	20,195	327,361
Israel Chemicals, Ltd.	38,245	337,539
Johnson Matthey PLC	19,717	1,062,625
JSR Corp.	16,800	283,634
K&S AG	18,087	629,490
Kaneka Corp.	26,000	163,043
Kansai Paint Company, Ltd.	22,000	347,368
KMG Chemicals, Inc.	1,147	18,467
Koninklijke DSM NV	19,861	1,433,306
Koppers Holdings, Inc.	2,563	93,139
Kraton Performance Polymers, Inc. (I)	4,019	99,953
Kumho Petrochemical Company, Ltd.	1,020	81,332
Kuraray Company, Ltd.	32,200	388,212
Landec Corp. (I)	3,591	43,128
Lanxess AG	8,798	625,716
LCY Chemical Corp.	41,000	37,436
LG Chem, Ltd.	3,220	822,605
Linde AG	19,458	4,067,959
Lotte Chemical Corp.	1,177	186,246
LSB Industries, Inc. (I)	2,383	90,935
LyondellBasell Industries NV, Class A	81,581	8,123,020
Mexichem SAB de CV	70,500	281,803
Minerals Technologies, Inc.	12,605	781,510
Mitsubishi Chemical Holdings Corp.	125,300	520,732
Mitsubishi Gas & Chemicals Company, Inc.	36,000	211,635

182

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Mitsui Chemicals, Inc.	77,000	$192,317
Monsanto Company	99,172	12,084,108
Nan Ya Plastics Corp.	430,210	967,954
NewMarket Corp.	2,708	1,060,209
Nippon Paint Company, Ltd.	16,000	256,837
Nitto Denko Corp.	15,500	718,563
Novozymes A/S, B Shares	21,984	1,077,612
OCI Company, Ltd. (I)	1,134	194,959
Olin Corp.	29,078	792,375
OM Group, Inc.	3,907	120,336
OMNOVA Solutions, Inc. (I)	6,078	57,498
Orica, Ltd.	33,481	613,725
Oriental Union Chemical Corp.	5,000	5,104
Petronas Chemicals Group BHD	196,445	412,264
PolyOne Corp.	35,300	1,416,589
PPG Industries, Inc.	26,168	5,275,730
Praxair, Inc.	55,547	7,345,535
Quaker Chemical Corp.	1,610	119,188
Rentech, Inc. (I)	28,601	66,640
RPM International, Inc.	32,244	1,388,749
Sensient Technologies Corp.	18,279	1,001,689
Shin-Etsu Chemical Company, Ltd.	38,400	2,294,552
Showa Denko KK	136,000	174,436
Sigma-Aldrich Corp.	22,550	2,221,851
Sika AG	187	742,256
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	194,099	48,156
Solvay SA (L)	10,821	1,750,649
Stepan Company	2,336	125,023
Sumitomo Chemical Company, Ltd.	138,000	514,335
Syngenta AG	8,025	3,088,852
Synthos SA	38,878	56,531
Taiwan Fertilizer Company, Ltd.	70,000	141,810
Taiyo Nippon Sanso Corp. (L)	23,000	202,508
Taminco Corp. (I)	1,991	42,428
Teijin, Ltd.	90,000	205,214
The Dow Chemical Company	229,718	11,972,902
The Israel Corp., Ltd. (I)	243	141,827
The Mosaic Company	64,015	3,200,110
The Scotts Miracle-Gro Company, Class A	10,668	639,547
The Sherwin-Williams Company	16,105	3,295,244
Toray Industries, Inc.	138,000	882,661
Tredegar Corp.	3,093	65,726
TSRC Corp.	52,800	77,550
Ube Industries, Ltd.	104,000	171,497
Umicore SA	20,813	1,000,781
Valspar Corp.	19,051	1,422,348
Yara International ASA	8,305	379,228
Yingde Gases Group Company, Ltd.	59,500	65,189
Zep, Inc.	2,953	51,678

		155,350,971
Construction Materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares (L)	57,210	205,801
Asia Cement Corp.	191,153	249,183
BBMG Corp., H Shares	62,500	41,994
Boral, Ltd.	69,453	343,425
Cemex SAB de CV (I)	771,842	995,383
China National Building Material
Company, Ltd., H Shares	140,000	126,753
China Resources Cement Holdings, Ltd.	88,000	55,255
CRH PLC	57,479	1,578,691
Eagle Materials, Inc.	12,099	1,052,250

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Fletcher Building, Ltd.	60,677	$461,790
Headwaters, Inc. (I)	9,036	116,835
HeidelbergCement AG	14,195	1,223,731
Holcim, Ltd. (I)	18,470	1,621,403
Imerys SA	3,290	275,823
Indocement Tunggal Prakarsa Tbk PT	45,720	88,778
James Hardie Industries, Ltd.	40,047	535,912
Lafarge Malayan Cement BHD	28,166	86,632
Lafarge SA	16,969	1,466,218
Martin Marietta Materials, Inc. (L)	11,176	1,372,413
PPC, Ltd.	34,491	106,049
Semen Gresik Persero Tbk PT	97,292	122,859
Taiheiyo Cement Corp.	111,000	420,797
Taiwan Cement Corp.	303,000	451,329
Texas Industries, Inc. (I)(L)	2,663	228,725
Titan Cement Company SA (I)	3,276	99,181
U.S. Concrete, Inc. (I)(L)	1,872	45,976
Ultratech Cement, Ltd., GDR (L)	3,420	137,877
Vulcan Materials Company	24,624	1,501,325

		15,012,388
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	563	17,943
Amcor, Ltd.	110,564	1,093,937
AptarGroup, Inc.	15,866	1,056,517
Avery Dennison Corp.	18,370	931,359
Ball Corp.	26,533	1,601,532
Bemis Company, Inc.	19,568	810,311
Berry Plastics Group, Inc. (I)	6,749	159,344
Graphic Packaging Holding Company (I)	23,849	262,100
Greif, Inc., Class A	7,385	403,369
MeadWestvaco Corp.	33,084	1,342,549
Myers Industries, Inc.	3,527	74,949
Nampak, Ltd.	41,291	143,035
Owens-Illinois, Inc. (I)	31,378	1,042,691
Packaging Corp. of America	23,777	1,644,417
Rexam PLC (I)	74,699	666,194
Rock-Tenn Company, Class A	17,359	1,753,780
Sealed Air Corp.	37,252	1,226,708
Silgan Holdings, Inc.	10,594	517,305
Sonoco Products Company	24,763	1,045,989
Toyo Seikan Kaisha, Ltd.	14,900	220,712

		16,014,741
Metals & Mining - 1.4%
African Rainbow Minerals, Ltd.	7,653	134,620
AK Steel Holding Corp. (I)(L)	16,753	102,528
Alcoa, Inc.	203,561	2,770,465
Allegheny Technologies, Inc.	20,034	822,796
Allied Nevada Gold Corp. (I)(L)	13,217	36,479
Alumina, Ltd. (I)	235,095	314,241
Aluminum Corp. of China, Ltd., H Shares (I)	172,780	61,929
AM Castle & Company (I)(L)	2,418	29,185
Ampco-Pittsburgh Corp.	1,261	27,225
Angang Steel Company, Ltd., H Shares	7,612	4,222
Anglo American Platinum, Ltd. (I)	4,883	208,438
Anglo American PLC	128,964	3,155,192
AngloGold Ashanti, Ltd. (I)	28,073	441,869
Antofagasta PLC	36,935	488,900
ArcelorMittal (L)	96,020	1,461,436
Assore, Ltd.	2,325	74,739
BHP Billiton PLC	197,983	6,207,356
BHP Billiton, Ltd.	291,553	9,918,685
Boliden AB	26,250	365,371

183

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Carpenter Technology Corp.	12,847	$802,809
Century Aluminum Company (I)	6,317	86,227
China Steel Corp.	1,042,861	856,143
Cia Siderurgica Nacional SA	48,000	184,047
Cliffs Natural Resources, Inc. (L)	37,064	581,164
Coeur Mining, Inc. (I)	12,648	86,512
Commercial Metals Company	42,644	756,931
Compass Minerals International, Inc.	8,109	754,056
Daido Steel Company, Ltd.	28,000	138,361
Feng Hsin Iron & Steel Company	38,000	54,646
Fortescue Metals Group, Ltd.	140,501	578,903
Fosun International, Ltd.	171,000	202,293
Freeport-McMoRan Copper & Gold, Inc.	196,208	6,680,882
Fresnillo PLC	17,363	235,458
Glencore Xstrata PLC	995,403	5,405,689
Globe Specialty Metals, Inc.	7,951	158,941
Gold Fields, Ltd.	54,019	191,741
Gold Resource Corp. (L)	4,951	21,685
Grupo Mexico SAB de CV, Series B	263,600	867,287
Harmony Gold Mining Company, Ltd. (I)	25,437	67,881
Haynes International, Inc.	1,548	82,199
Hecla Mining Company (L)	41,041	113,684
Hitachi Metals, Ltd.	18,000	256,116
Horsehead Holding Corp. (I)	6,253	103,675
Hyundai Steel Company	4,856	328,138
Iluka Resources, Ltd.	37,304	302,809
Impala Platinum Holdings, Ltd. (I)	38,630	404,936
Industrias CH SAB de CV, Series B (I)	12,100	69,062
Industrias Penoles SAB de CV	9,290	224,488
Jastrzebska Spolka Weglowa SA (I)	3,042	47,118
JFE Holdings, Inc.	45,900	875,786
Jiangxi Copper Company, Ltd., H Shares	67,925	112,330
Kaiser Aluminum Corp.	2,322	158,987
KGHM Polska Miedz SA	9,889	377,943
Kobe Steel, Ltd.	290,000	403,810
Korea Zinc Company, Ltd.	581	211,426
Kumba Iron Ore, Ltd.	5,599	171,104
Maruichi Steel Tube, Ltd.	4,200	103,507
Materion Corp.	2,552	86,998
Minera Frisco SAB de CV, Class A1 (I)	44,500	85,667
Mitsubishi Materials Corp.	106,000	325,770
Molycorp, Inc. (I)(L)	18,403	50,976
Newcrest Mining, Ltd. (I)	69,621	633,523
Newmont Mining Corp.	94,008	2,151,843
Nippon Steel & Sumitomo Metal Corp.	711,002	2,015,842
Noranda Aluminum Holding Corp.	4,274	13,420
Norsk Hydro ASA	61,818	336,386
Northam Platinum, Ltd. (I)	20,471	82,348
Nucor Corp.	60,143	3,045,040
Olympic Steel, Inc.	1,290	30,521
Paramount Gold and Silver Corp. (I)(L)	20,141	18,554
POSCO	4,532	1,284,796
Randgold Resources, Ltd.	8,274	610,010
Reliance Steel & Aluminum Company	18,781	1,351,293
Rio Tinto PLC	119,011	6,103,424
Rio Tinto, Ltd.	39,798	2,201,719
Royal Gold, Inc.	15,765	988,781
RTI International Metals, Inc. (I)	3,851	103,284
Schnitzer Steel Industries, Inc., Class A	3,196	79,644
Sesa Sterlite, Ltd., ADR	23,768	445,888
Shougang Fushan Resources Group, Ltd.	166,000	40,734
Sims Metal Management, Ltd. (I)	681	6,141
Steel Dynamics, Inc.	53,992	932,442

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Stillwater Mining Company (I)	14,519	$244,064
Sumitomo Metal Mining Company, Ltd.	49,000	745,193
SunCoke Energy, Inc. (I)	8,610	172,889
ThyssenKrupp AG (I)	46,894	1,410,313
U.S. Silica Holdings, Inc.	2,627	132,847
United States Steel Corp. (L)	27,018	622,495
Universal Stainless & Alloy Products, Inc. (I)	996	30,019
Vale SA	88,300	1,119,368
Walter Energy, Inc. (L)	7,918	38,640
Worthington Industries, Inc.	19,247	775,654
Yamato Kogyo Company, Ltd.	3,700	105,098
Zijin Mining Group Company, Ltd., H Shares	251,529	57,873

		78,163,947
Paper & Forest Products - 0.1%
Boise Cascade Company (I)	1,554	40,653
Clearwater Paper Corp. (I)	2,588	160,637
Deltic Timber Corp.	1,306	80,006
Domtar Corp.	7,874	715,589
Duratex SA (I)	20,713	85,245
Fibria Celulose SA (I)	16,800	158,604
International Paper Company	82,800	3,943,764
KapStone Paper and Packaging Corp. (I)	9,968	289,570
Lee & Man Paper Manufacturing, Ltd.	91,000	45,856
Louisiana-Pacific Corp. (I)	51,277	728,134
Neenah Paper, Inc.	1,985	96,828
Nine Dragons Paper Holdings, Ltd.	69,000	44,870
Oji Holdings Corp.	76,000	322,083
PH Glatfelter Company	5,281	138,996
Resolute Forest Products, Inc. (I)	8,532	127,724
Sappi, Ltd. (I)	37,535	131,105
Schweitzer-Mauduit International, Inc.	3,844	160,218
Stora Enso OYJ, Series R	52,424	537,789
UPM-Kymmene OYJ	50,617	892,013
Wausau Paper Corp.	6,327	67,319

		8,767,003

		273,309,050
Telecommunication Services - 3.0%
Diversified Telecommunication Services - 2.4%
8x8, Inc. (I)	10,764	80,945
American Tower Corp.	74,659	6,691,686
Asia Pacific Telecom Company, Ltd.	144,000	85,583
AT&T, Inc.	983,797	34,895,280
Atlantic Tele-Network, Inc.	1,191	66,482
Belgacom SA	27,782	920,196
Bezeq The
Israeli Telecommunication Corp., Ltd.	163,730	293,894
BT Group PLC	754,898	5,027,750
Cbeyond, Inc. (I)	3,415	33,706
CenturyLink, Inc.	109,028	4,107,085
China Communications Services Corp., Ltd.,
H Shares	130,400	61,803
China Telecom Corp., Ltd., H Shares	650,396	328,600
China Unicom Hong Kong, Ltd.	212,416	316,034
Chunghwa Telecom Company, Ltd. (I)	343,000	1,098,477
Cincinnati Bell, Inc. (I)	25,711	101,558
Cogent Communications Group, Inc.	5,833	213,896
Consolidated
Communications Holdings, Inc. (L)	4,849	99,017
Deutsche Telekom AG	302,276	5,104,239
Elisa OYJ, Class A	13,621	405,788
Enventis Corp.	1,981	27,060

184

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
FairPoint Communications, Inc. (I)	2,723	$38,394
Frontier Communications Corp. (L)	190,259	1,101,600
General Communication, Inc., Class A (I)	4,074	46,199
Hawaiian Telcom Holdco, Inc. (I)(L)	1,268	35,415
Hellenic
Telecommunications Organization SA (I)	17,633	252,906
HKT Trust and HKT, Ltd.	208,000	223,353
IDT Corp., Class B	1,968	32,629
Iliad SA	2,476	791,575
inContact, Inc. (I)	6,763	57,283
Inmarsat PLC	42,650	523,736
Inteliquent, Inc.	4,083	61,163
Iridium Communications, Inc. (I)(L)	8,188	64,849
Koninklijke KPN NV (I)	411,306	1,523,031
KT Corp.	4,712	140,177
LG Uplus Corp.	14,727	138,616
Lumos Networks Corp.	2,083	31,412
magicJack VocalTec, Ltd. (I)(L)	2,329	33,934
Nippon Telegraph & Telephone Corp.	35,500	2,101,664
Orange Polska SA	48,353	166,568
Orange SA (L)	181,164	3,030,535
ORBCOMM, Inc. (I)	5,436	34,682
PCCW, Ltd.	371,000	201,974
Portugal Telecom SGPS SA (L)	86,519	311,574
Premiere Global Services, Inc. (I)	6,057	78,802
Singapore Telecommunications, Ltd.	175,950	547,428
Singapore Telecommunications, Ltd.	431,000	1,334,056
Swisscom AG	2,007	1,196,789
TDC A/S	79,644	775,438
Telecom Corp. of New Zealand, Ltd.	161,187	368,423
Telecom Italia RSP	683,218	653,079
Telecom Italia SpA (I)	1,133,883	1,409,423
Telefonica Deutschland Holding AG (I)	28,727	223,252
Telefonica SA	433,255	7,274,246
Telekom Malaysia BHD	74,218	142,817
Telekomunikasi Indonesia Persero Tbk PT	1,404,600	310,597
Telenor ASA	31,318	742,806
TeliaSonera AB	226,362	1,677,591
Telstra Corp., Ltd.	399,923	1,990,019
Towerstream Corp. (I)(L)	8,423	16,341
tw telecom, inc. (I)	34,048	1,116,434
Verizon Communications, Inc.	782,486	39,093,001
Vivendi SA (I)	117,554	3,082,423
Vonage Holdings Corp. (I)	18,828	71,546
Windstream Holdings, Inc. (L)	113,686	1,087,975
XL Axiata Tbk PT	71,551	33,584
Ziggo NV (I)	19,155	903,277

		135,031,695
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV, Series L	2,387,500	2,308,297
Axiata Group BHD	176,253	380,235
Boingo Wireless, Inc. (I)	2,509	17,111
China Mobile, Ltd.	287,470	2,815,617
DiGi.Com BHD	246,020	415,244
Far EasTone
Telecommunications Company, Ltd. (I)	144,000	327,153
Globe Telecom, Inc.	2,280	88,114
Indosat Tbk PT	37,850	12,816
KDDI Corp.	51,500	3,077,282
Leap Wireless International, Inc. (I)	7,912	19,938
Maxis BHD	155,860	318,794
Millicom International Cellular SA	6,275	580,111
MTN Group, Ltd.	119,391	2,518,459

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
NII Holdings, Inc. (I)(L)	20,742	$10,371
NTELOS Holdings Corp. (L)	2,108	26,413
NTT DOCOMO, Inc.	143,800	2,397,426
Philippine Long Distance Telephone Company	2,970	192,162
RingCentral, Inc., Class A (I)(L)	1,088	13,241
Shenandoah Telecommunications Company	2,997	82,747
SK Telecom Company, Ltd.	665	142,940
SoftBank Corp.	92,700	6,738,720
StarHub, Ltd.	45,000	150,752
Taiwan Mobile Company, Ltd.	152,000	501,187
Tele2 AB, B Shares (L)	29,446	348,635
Telephone & Data Systems, Inc.	23,963	664,015
Tim Participacoes SA	58,000	314,815
Tower Bersama Infrastructure Tbk PT	60,500	39,803
USA Mobility, Inc.	2,873	44,302
Vodacom Group, Ltd. (L)	26,290	318,967
Vodafone Group PLC	2,515,126	8,818,143

		33,683,810

		168,715,505
Utilities - 3.2%
Electric Utilities - 1.6%
ALLETE, Inc.	4,867	241,744
American Electric Power Company, Inc.	92,178	4,917,696
Centrais Eletricas Brasileiras SA (I)	18,500	54,419
Cheung Kong Infrastructure Holdings, Ltd.	56,000	384,878
Chubu Electric Power Company, Inc. (I)	60,300	726,166
Cleco Corp.	21,950	1,142,058
CLP Holdings, Ltd.	160,000	1,318,394
Contact Energy, Ltd.	32,414	149,971
CPFL Energia SA	16,100	130,795
Duke Energy Corp.	133,518	9,490,459
Edison International	61,546	3,393,646
EDP - Energias de Portugal SA	287,822	1,362,221
EDP - Energias do Brasil SA	16,600	69,577
El Paso Electric Company	5,015	191,122
Electricite de France SA (L)	23,843	837,088
Enea SA	16,290	86,003
Enel SpA	761,615	4,313,811
Entergy Corp.	33,726	2,543,615
Exelon Corp.	161,972	5,965,429
FirstEnergy Corp.	79,066	2,674,012
Fortum OYJ	42,843	1,045,468
Genie Energy, Ltd., B Shares (I)	2,095	16,425
Great Plains Energy, Inc.	37,253	948,089
Hawaiian Electric Industries, Inc. (L)	24,554	590,524
Hokkaido Electric Power Company, Inc. (I)	16,800	123,559
Hokuriku Electric Power Company	15,500	199,829
Iberdrola SA	510,523	3,675,191
IDACORP, Inc.	18,226	999,332
Korea Electric Power Corp.	18,253	700,540
Kyushu Electric Power Company, Inc. (I)	39,700	438,372
MGE Energy, Inc.	4,417	165,814
NextEra Energy, Inc.	82,285	8,011,268
Northeast Utilities	59,576	2,704,750
NRG Yield, Inc., Class A (L)	2,778	130,316
OGE Energy Corp.	48,089	1,766,309
Otter Tail Corp.	4,463	127,553
Pepco Holdings, Inc.	47,703	1,321,373
PGE SA	55,106	380,576
Pinnacle West Capital Corp.	20,929	1,159,885
PNM Resources, Inc.	29,017	825,824
Portland General Electric Company	9,141	302,293

185

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Power Assets Holdings, Ltd.	125,500	$1,093,069
PPL Corp.	119,193	4,182,482
Public Power Corp. SA (I)	7,591	113,946
Red Electrica Corp. SA	11,520	988,203
Reliance Infrastructure, Ltd., GDR (S)	1,952	68,460
Shikoku Electric Power Company, Inc. (I)	17,300	223,485
SP AusNet	157,060	202,113
SSE PLC	91,485	2,387,817
Tauron Polska Energia SA	77,462	136,495
Tenaga Nasional BHD	194,336	729,998
Terna Rete Elettrica Nazionale SpA	172,441	915,597
The Chugoku Electric Power Company, Inc.	28,100	374,286
The Empire District Electric Company (L)	5,191	124,636
The Kansai Electric Power Company, Ltd. (I)	66,100	611,861
The Southern Company	167,834	7,347,773
Tohoku Electric Power Company, Inc.	43,400	462,145
Tokyo Electric Power Company, Inc. (I)	133,200	541,468
Transmissora Alianca de Energia Eletrica SA	6,300	54,555
UIL Holdings Corp.	6,927	256,091
Unitil Corp.	2,072	69,371
UNS Energy Corp.	5,047	305,697
Westar Energy, Inc.	31,182	1,124,111
Xcel Energy, Inc.	94,104	2,894,639

		90,834,692
Gas Utilities - 0.3%
AGL Resources, Inc.	22,584	1,205,534
APA Group, Ltd.	75,210	489,857
Atmos Energy Corp.	24,250	1,214,925
Chesapeake Utilities Corp.	1,247	81,566
China Gas Holdings, Ltd.	94,000	151,369
China Resources Gas Group, Ltd.	44,000	134,475
Enagas SA	20,160	593,288
ENN Energy Holdings, Ltd.	38,000	266,779
GAIL India, Ltd., GDR	2,997	112,791
GAIL India, Ltd., GDR (Turquoise Exchange)	3,000	112,950
Gas Natural SDG SA	37,136	1,070,328
Hong Kong & China Gas Company, Ltd.	518,290	1,252,401
Korea Gas Corp. (I)	1,830	104,858
National Fuel Gas Company	20,282	1,521,150
New Jersey Resources Corp.	5,082	279,561
Northwest Natural Gas Company (L)	3,399	153,873
ONE Gas, Inc.	12,576	460,659
Osaka Gas Company, Ltd.	177,000	705,854
Perusahaan Gas Negara Persero Tbk PT	333,169	154,959
Petronas Gas BHD	42,199	321,944
Piedmont Natural Gas Company, Inc. (L)	9,072	324,687
Questar Corp.	42,398	1,020,520
Snam SpA (L)	235,164	1,380,774
South Jersey Industries, Inc.	3,918	225,363
Southwest Gas Corp.	5,597	293,059
The Laclede Group, Inc.	3,966	185,133
Toho Gas Company, Ltd.	40,000	200,845
Tokyo Gas Company, Ltd.	225,000	1,277,130
UGI Corp.	27,785	1,352,296
WGL Holdings, Inc.	18,843	764,084

		17,413,012
Independent Power and Renewable Electricity
Producers - 0.1%
Aboitiz Power Corp.	126,800	104,515
AES Corp.	124,348	1,753,307
Atlantic Power Corp. (L)	15,184	51,626
China Longyuan Power Group Corp., H Shares	132,000	146,778

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power and Renewable Electricity
Producers (continued)
China Resources Power
Holdings Company, Ltd.	94,532	$248,851
Datang International Power Generation
Company, Ltd., H Shares	157,136	61,062
Dynegy, Inc. (I)	12,307	414,746
Electric Power Development Company, Ltd.	11,000	327,302
Enel Green Power SpA (L)	200,641	563,088
Energy Development Corp.	516,800	70,808
Huaneng Power International, Inc., H Shares	140,564	148,357
NRG Energy, Inc.	61,412	2,188,724
Ormat Technologies, Inc.	2,163	64,414
Pattern Energy Group, Inc.	2,314	70,230
Tractebel Energia SA	11,000	163,014

		6,376,822
Multi-Utilities - 1.1%
AGL Energy, Ltd.	50,743	728,392
Alliant Energy Corp.	26,861	1,565,996
Ameren Corp.	45,793	1,801,955
Avista Corp.	7,315	229,033
Black Hills Corp.	16,171	932,582
CenterPoint Energy, Inc.	80,901	1,951,332
Centrica PLC	486,309	2,739,442
CMS Energy Corp.	50,351	1,497,942
Consolidated Edison, Inc.	55,322	3,043,263
Dominion Resources, Inc.	109,884	7,577,601
DTE Energy Company	33,444	2,545,757
E.ON SE	188,595	3,674,113
GDF Suez	130,501	3,642,231
Integrys Energy Group, Inc.	15,282	886,203
MDU Resources Group, Inc.	45,849	1,553,364
National Grid PLC	354,614	5,299,845
NiSource, Inc.	59,217	2,212,939
NorthWestern Corp.	4,626	222,048
PG&E Corp.	86,456	3,965,737
Public Service Enterprise Group, Inc.	95,621	3,725,394
RWE AG	51,286	2,060,030
SCANA Corp.	26,683	1,387,516
Sempra Energy	42,947	4,309,731
Suez Environnement Company	27,239	547,517
TECO Energy, Inc. (L)	38,210	659,887
Vectren Corp.	19,954	795,765
Veolia Environnement SA	34,612	661,330
Wisconsin Energy Corp. (L)	42,644	1,941,155
YTL Corp. BHD	340,017	172,576
YTL Power International BHD	148,663	69,902

		62,400,578
Water Utilities - 0.1%
American States Water Company	4,661	141,135
Aqua America, Inc.	42,808	1,086,467
Beijing Enterprises Water Group, Ltd.	150,000	96,530
California Water Service Group	5,769	127,264
Cia de Saneamento Basico do Estado de
Sao Paulo (I)	22,800	221,660
Cia de Saneamento de Minas
Gerais-COPASA (I)	4,000	69,027
Connecticut Water Service, Inc.	1,645	52,755
Consolidated Water Company, Ltd.	2,079	21,185
Guangdong Investment, Ltd.	120,780	133,602
Middlesex Water Company	2,430	49,742
Severn Trent PLC	22,631	747,542
SJW Corp.	2,079	56,216

186

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
United Utilities Group PLC	64,575	$940,797
York Water Company	2,370	48,277

		3,792,199

		180,817,303

TOTAL COMMON STOCKS (Cost $4,126,394,032)		$5,321,338,564

PREFERRED SECURITIES - 0.4%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	5,797	559,718
Hyundai Motor Company, Ltd.	1,643	232,136
Hyundai Motor Company, Ltd., 2nd Preferred	2,635	390,810
Lojas Americanas SA	34,625	205,404
Porsche Automobil Holding SE (L)	15,935	1,703,198
Volkswagen AG	15,145	4,032,890

		7,124,156
Consumer Staples - 0.1%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	9,100	413,507
Henkel AG & Company KGaA, 0.800%	18,522	2,139,577

		2,553,084
Energy - 0.0%
Petroleo Brasileiro SA (I)	281,200	2,094,911
Financials - 0.1%
Banco Bradesco SA	142,900	1,990,764
Banco do Estado do Rio Grande do Sul SA,
B Shares (I)	12,100	57,359
Itau Unibanco Holding SA	170,840	2,661,392
Itausa - Investimentos Itau SA	216,865	826,687

		5,536,202
Industrials - 0.0%
Marcopolo SA (I)	29,400	56,955
Rolls-Royce Holdings PLC, C Shares (I)	24,267,400	40,677

		97,632
Information Technology - 0.0%
Samsung Electronics Company, Ltd.	1,424	1,548,818
Materials - 0.1%
Bradespar SA	15,200	126,197
Braskem SA, A Shares	10,500	68,616
Fuchs Petrolub AG	3,661	347,263
Gerdau SA (I)	59,100	351,651
Klabin SA	162,600	158,949
LG Chem, Ltd.	516	83,096
Metalurgica Gerdau SA (I)	19,000	138,325
Suzano Papel e Celulose SA, A Shares	20,300	73,125
Usinas Siderurgicas de Minas Gerais SA,
A Shares (I)	25,400	89,455
Vale SA	127,800	1,462,658

		2,899,335
Telecommunication Services - 0.0%
Oi SA	50,400	43,644
Telefonica Brasil SA	20,000	399,500

		443,144
Utilities - 0.0%
AES Tiete SA	6,900	52,698
Centrais Eletricas Brasileiras SA, B Shares (I)	15,000	64,813
Cia Energetica de Minas Gerais	50,614	351,991
Cia Energetica de Sao Paulo, B Shares	11,300	135,582

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Utilities (continued)
Cia Paranaense de Energia, B Shares	6,400	$92,073

		697,157

TOTAL PREFERRED SECURITIES (Cost $21,072,285)		$22,994,439

EXCHANGE-TRADED FUNDS - 0.3%
iShares MSCI India ETF (L)	501,500	14,277,705
iShares MSCI India Index ETF	648,453	4,513,233

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,472,955)		$18,790,938

RIGHTS - 0.0%
Banco Espirito Santo SA (Expiration Date:
06/09/2014; Strike Price: EUR 0.65) (I)	256,700	46,889
BS Financial Group, Inc. (Expiration Date:
7-4-14; Strike Price: KRW 13,600.00) (I)	1,923	3,675
CETIP SA - Mercados Organizados
(Expiration Date: 6-16-14; Strike Price:
BRL 24.50) (I)	9	16
Community Health Systems, Inc. (Expiration
Date: 1-4-16) (I)(N)	70,775	5,308
Cubist Pharmaceuticals, Inc. (Expiration
Date: 12/31/2016) (I)(N)	6,850	1,130
Forest Laboratories, Inc. (I)(N)	891	0
Groupe Fnac (I)(N)	4,898	26,440
Uni-President China Holdings, Ltd. (Expiration
Date: 6-17-14; Strike Price: HKD 4.56) (I)	11,400	2,147

TOTAL RIGHTS (Cost $36,993)		$85,605

WARRANTS - 0.0%
Kinross Gold Corp. (Expiration Date:
09/17/2014; Strike Price: $21.30) (I)	638	6
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)(L)	2,958	4,251
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	12,375	15,786

TOTAL WARRANTS (Cost $447)		$20,043

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	12,107,309	121,161,474

TOTAL SECURITIES LENDING
COLLATERAL (Cost $121,154,216)		$121,161,474

SHORT-TERM INVESTMENTS - 4.2%
Repurchase Agreement - 4.2%
Repurchase Agreement with State Street Corp.
dated 05/30/2014 at 0.000% to be
repurchased at $236,889,000 on 06/02/2014,
collateralized by $10,795,000 U.S. Treasury
Bonds, 2.750% due 08/15/2042 (valued at
$9,823,450, including interest) and
$243,370,000 U.S. Treasury Notes, 1.750%
due 05/15/2023 (valued at $231,809,925,
including interest)	$236,889,000	$236,889,000

TOTAL SHORT-TERM INVESTMENTS (Cost $236,889,000)		$236,889,000

Total Investments (Strategic Equity Allocation Fund)
(Cost $4,522,019,928) - 101.4%		$5,721,280,063
Other assets and liabilities, net - (1.4%)		(79,468,456)

TOTAL NET ASSETS - 100.0%		$5,641,811,607

187

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 46.0%
U.S. Government - 19.8%
Treasury Inflation Protected Securities
0.125%, 01/15/2022 to 01/15/2023	$66,851,482	$67,069,070
0.375%, 07/15/2023	12,486,345	12,742,902
0.625%, 07/15/2021	2,306,018	2,428,525
1.125%, 01/15/2021	4,103,848	4,441,135
1.250%, 07/15/2020	5,524,677	6,054,703
1.750%, 01/15/2028	29,657,984	34,222,526
2.000%, 01/15/2026	22,020,180	26,028,535
2.375%, 01/15/2025 to 01/15/2027	41,438,715	50,762,533
2.500%, 01/15/2029	12,654,025	16,005,368
3.625%, 04/15/2028	438,192	617,645
3.875%, 04/15/2029	2,586,726	3,790,767
U.S. Treasury Notes
0.094%, 04/30/2016 (P)	75,900,000	75,907,362
0.095%, 01/31/2016 (D)(P)	33,600,000	33,591,499
1.500%, 02/28/2019	37,700,000	37,761,866
1.625%, 03/31/2019 to 04/30/2019	93,400,000	93,878,480
2.500%, 05/15/2024	43,200,000	43,301,261

		508,604,177
U.S. Government Agency - 26.2%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/2018	900,000	889,196
1.000%, 03/08/2017 to 09/29/2017	68,800,000	68,860,006
1.250%, 08/01/2019 to 10/02/2019	30,300,000	29,606,267
1.750%, 05/30/2019	1,100,000	1,106,761
2.375%, 01/13/2022	1,400,000	1,399,742
3.750%, 03/27/2019	800,000	882,918
4.000%, TBA (C)	34,000,000	35,960,311
4.000%, 05/01/2029 to 09/01/2030	874,535	938,734
4.288%, 11/01/2035 (P)	94,092	99,328
4.500%, TBA (C)	13,000,000	14,012,865
5.500%, 08/23/2017 to 01/01/2040	3,606,011	4,061,925
6.000%, 08/01/2022 to 05/01/2040	35,128,754	39,388,577
Federal National Mortgage Association
0.875%, 08/28/2017 to 05/21/2018	14,100,000	14,011,656
1.250%, 01/30/2017	6,600,000	6,699,746
1.875%, 09/18/2018	900,000	917,372
1.967%, 11/01/2034 (P)	152,829	160,017
1.984%, 11/01/2035 (P)	147,107	152,817
2.015%, 05/01/2035 (P)	252,386	265,699
2.193%, 01/01/2035 (P)	117,174	123,639
2.300%, 03/01/2035 (P)	59,359	61,978
2.310%, 08/01/2022	2,700,000	2,595,276
2.459%, 06/01/2035 (P)	399,417	425,424
2.523%, 07/01/2034 (P)	116,546	124,314
2.870%, 09/01/2027	2,000,000	1,861,121
3.000%, TBA (C)	27,000,000	28,033,360
3.330%, 11/01/2021	95,733	100,700
3.500%, TBA (C)	29,000,000	30,609,220
4.000%, TBA (C)	2,500,000	2,655,938
4.000%, 10/01/2018 to 01/01/2032	13,087,062	14,002,039
4.500%, TBA (C)	62,000,000	66,835,942
4.500%, 01/01/2018 to 08/01/2042	55,964,237	60,554,338
4.594%, 09/01/2035 (P)	56,800	59,969
5.000%, TBA (C)	59,000,000	65,077,438
5.000%, 05/11/2017 to 07/01/2041	15,895,301	17,662,269
5.375%, 06/12/2017	4,500,000	5,104,769
5.500%, TBA (C)	9,000,000	10,015,914
5.500%, 06/01/2018 to 09/01/2041	93,463,239	104,229,470
6.000%, 10/01/2026 to 05/01/2041	19,311,545	21,671,495

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
5.000%, TBA (C)		$1,000,000	$1,098,505
5.000%, 10/15/2033 to 09/15/2040		19,183,561	21,133,725

			673,450,780

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,181,162,789)			$1,182,054,957

FOREIGN GOVERNMENT
OBLIGATIONS - 15.2%
Brazil - 0.4%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		800,000	822,800
4.125%, 09/15/2017 (S)	EUR	600,000	867,372
Federative Republic of Brazil
Zero Coupon 04/01/2015
to 01/01/2017 (Z)	BRL	18,000,000	6,906,974

			8,597,146
Canada - 0.8%
Province of Ontario
1.000%, 07/22/2016		$1,100,000	1,110,273
1.600%, 09/21/2016		1,100,000	1,123,648
1.650%, 09/27/2019		1,800,000	1,774,319
3.000%, 07/16/2018		1,100,000	1,166,817
3.150%, 06/02/2022	CAD	1,400,000	1,326,727
4.000%, 06/02/2021		3,900,000	3,928,343
4.200%, 06/02/2020		1,200,000	1,223,451
4.400%, 06/02/2019		1,900,000	1,948,345
4.400%, 04/14/2020		$200,000	225,170
5.500%, 06/02/2018	CAD	700,000	738,315
Province of Quebec
3.500%, 07/29/2020		$700,000	751,141
3.500%, 12/01/2022	CAD	600,000	579,094
4.250%, 12/01/2021		4,100,000	4,179,709

			20,075,352
Italy - 8.6%
Republic of Italy
Zero Coupon 06/30/2015
to 04/29/2016 (Z)	EUR	22,500,000	30,329,989
1.500%, 12/15/2016		1,300,000	1,793,927
2.250%, 05/15/2016		15,100,000	21,160,522
2.750%, 12/01/2015		1,100,000	1,544,569
3.000%, 06/15/2015 to 11/01/2015		18,600,000	26,091,205
3.750%, 08/01/2015 to 08/01/2016		81,600,000	117,280,575
4.500%, 07/15/2015		16,200,000	23,025,621

			221,226,408
South Korea - 0.0%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		$700,000	734,850
Spain - 5.4%
Kingdom of Spain
2.100%, 04/30/2017	EUR	200,000	281,027
3.000%, 04/30/2015		7,200,000	10,032,291
3.150%, 01/31/2016		12,700,000	18,016,672
3.250%, 04/30/2016		700,000	999,434
3.300%, 07/30/2016		37,100,000	53,248,168
3.750%, 10/31/2015		6,800,000	9,671,898
3.800%, 01/31/2017		8,100,000	11,865,466

188

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain (continued)
Kingdom of Spain (continued)
4.000%, 07/30/2015	EUR	15,200,000	$21,530,027
4.250%, 10/31/2016		9,300,000	13,687,548

			139,332,531

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $394,335,964)			$389,966,287

CORPORATE BONDS - 21.0%
Consumer Discretionary - 2.1%
Daimler Finance North America LLC
0.905%, 08/01/2016 (P)(S)		$1,500,000	1,513,620
DISH DBS Corp.
6.625%, 10/01/2014		10,000,000	10,162,500
Ford Motor Credit Company LLC
0.675%, 11/08/2016 (P)		8,300,000	8,295,950
3.984%, 06/15/2016		300,000	317,798
7.000%, 04/15/2015		5,200,000	5,487,456
8.000%, 06/01/2014 to 12/15/2016		1,100,000	1,265,590
8.700%, 10/01/2014		1,000,000	1,026,257
12.000%, 05/15/2015		7,660,000	8,479,237
Lennar Corp.
5.500%, 09/01/2014		8,900,000	8,983,438
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		3,800,000	5,231,335
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)		2,100,000	2,183,288

			52,946,469
Consumer Staples - 0.0%
CVS Pass-Through Trust
6.943%, 01/10/2030		254,023	308,237
Energy - 0.6%
Cameron International Corp.
1.166%, 06/02/2014 (P)		2,400,000	2,400,000
Indian Oil Corp., Ltd.
4.750%, 01/22/2015		4,600,000	4,686,462
Petrobras International Finance Company
3.875%, 01/27/2016		5,900,000	6,087,030
Petroleos Mexicanos
8.000%, 05/03/2019		1,500,000	1,850,250

			15,023,742
Financials - 16.3%
AIG Life Holdings, Inc.
7.570%, 12/01/2045 (S)		3,700,000	4,754,500
Ally Financial, Inc.
2.427%, 12/01/2014 (P)		3,100,000	3,115,128
3.500%, 07/18/2016		345,000	355,781
3.635%, 06/20/2014 (P)		17,800,000	17,823,847
4.625%, 06/26/2015		1,200,000	1,243,500
5.500%, 02/15/2017		5,500,000	5,974,375
6.750%, 12/01/2014		400,000	411,000
7.500%, 09/15/2020		1,200,000	1,431,000
8.300%, 02/12/2015		6,500,000	6,808,750
American Express Credit Corp.
5.375%, 10/01/2014	GBP	8,100,000	13,786,027
American International Group, Inc.
6.250%, 03/15/2037		$1,100,000	1,196,250
Banco Bilbao Vizcaya Argentaria SA
1.075%, 05/16/2016		5,500,000	5,497,800
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		2,500,000	2,593,750

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banco Santander Brasil SA (continued)
4.500%, 04/06/2015 (S)		$400,000	$409,500
Bank of America Corp.
6.400%, 08/28/2017		3,100,000	3,554,736
6.500%, 08/01/2016		7,900,000	8,793,932
6.875%, 04/25/2018		11,400,000	13,489,837
Bank of America NA
0.645%, 05/08/2017 (P)		1,700,000	1,698,994
0.695%, 11/14/2016 (P)		9,700,000	9,726,122
6.000%, 10/15/2036		2,700,000	3,287,031
Bank of Montreal
2.850%, 06/09/2015 (S)		1,400,000	1,436,498
Bank of Nova Scotia
0.538%, 04/11/2017 (P)		20,400,000	20,411,608
1.000%, 02/10/2015	CAD	19,400,000	17,731,954
1.650%, 10/29/2015 (S)		$1,100,000	1,118,978
1.950%, 01/30/2017 (S)		1,100,000	1,130,226
Barclays Bank PLC
0.530%, 05/01/2015		45,700,000	45,687,570
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		900,000	947,250
6.500%, 03/10/2021 (S)		1,900,000	2,120,875
BNP Paribas SA
0.533%, 11/07/2015 (P)		11,700,000	11,700,468
BPCE SA
0.796%, 11/18/2016 (P)		15,900,000	15,892,034
Citigroup, Inc.
0.745%, 05/01/2017 (P)		11,700,000	11,683,246
3.953%, 06/15/2016		600,000	634,849
4.450%, 01/10/2017		400,000	431,831
5.500%, 10/15/2014		5,109,000	5,199,675
Credit Suisse AG
5.750%, 09/18/2025 (P)	EUR	1,400,000	2,108,793
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		$10,400,000	11,029,106
JPMorgan Chase & Company
0.779%, 04/25/2018 (P)		4,200,000	4,200,017
3.150%, 07/05/2016		500,000	522,409
3.700%, 01/20/2015		9,600,000	9,797,856
Morgan Stanley
1.509%, 04/25/2018 (P)		18,000,000	18,365,184
6.000%, 04/28/2015		700,000	733,651
Murray Street Investment Trust I
4.647%, 03/09/2017		3,800,000	4,118,812
National Bank of Canada
2.200%, 10/19/2016 (S)		300,000	310,027
Navient Corp.
5.050%, 11/14/2014		10,000,000	10,175,000
6.250%, 01/25/2016		5,100,000	5,457,000
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	17,153,320
Principal Life Income Funding Trusts
5.550%, 04/27/2015		3,500,000	3,663,863
Rabobank Nederland NV
0.558%, 04/28/2017 (P)		6,100,000	6,103,978
RCI Banque SA
4.600%, 04/12/2016 (S)		6,220,000	6,599,128
Royal Bank of Canada
1.370%, 05/07/2015	CAD	23,800,000	21,938,890
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		$6,800,000	7,786,000

189

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)	$5,000,000	$5,800,000
RSHB Capital SA for OJSC Russian
Agricultural Bank
9.000%, 06/11/2014 (S)	3,900,000	3,902,730
Springleaf Finance Corp.
6.900%, 12/15/2017	18,800,000	20,586,000
State Bank of India
4.500%, 07/27/2015 (S)	1,700,000	1,758,370
The Bear Stearns Companies LLC
5.300%, 10/30/2015	4,300,000	4,577,763
7.250%, 02/01/2018	7,000,000	8,358,651
Turkiye Garanti Bankasi AS
2.728%, 04/20/2016 (P)(S)	900,000	891,000
US Bank NA
0.349%, 04/22/2016 (P)	2,200,000	2,201,859

		420,218,329
Health Care - 0.3%
AbbVie, Inc.
0.983%, 11/06/2015 (P)	4,965,000	5,008,280
McKesson Corp.
0.635%, 09/10/2015 (P)	2,000,000	2,002,274

		7,010,554
Industrials - 0.6%
International Lease Finance Corp.
5.750%, 05/15/2016	600,000	644,250
6.500%, 09/01/2014 (S)	3,000,000	3,037,500
6.750%, 09/01/2016 (S)	1,300,000	1,438,125
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	10,710,000	11,325,825

		16,445,700
Information Technology - 0.1%
Apple, Inc.
2.850%, 05/06/2021	1,300,000	1,316,496
3.450%, 05/06/2024	1,800,000	1,826,743

		3,143,239
Materials - 0.7%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	300,000	301,326
CSN Resources SA
6.500%, 07/21/2020	2,300,000	2,374,750
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)	10,400,000	11,765,000
7.250%, 10/20/2017	2,300,000	2,601,875
Rohm & Haas Company
6.000%, 09/15/2017	431,000	489,202

		17,532,153
Telecommunication Services - 0.2%
Verizon Communications, Inc.
1.984%, 09/14/2018 (P)	1,100,000	1,159,301
2.500%, 09/15/2016	1,400,000	1,449,340
3.650%, 09/14/2018	3,600,000	3,856,234

		6,464,875
Utilities - 0.1%
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	1,760,804	1,858,805

TOTAL CORPORATE BONDS (Cost $518,043,860)		$540,952,103

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 6.0%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	$1,600,000	$2,397,248
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,000,000	1,245,930
California State Public Works Board,
Series G2 8.361%, 10/01/2034	20,000,000	28,446,600
California State University
6.434%, 11/01/2030	1,200,000	1,398,048
California Statewide Communities
Development Authority
7.550%, 05/15/2040	2,700,000	3,660,687
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	100,000	111,570
6.899%, 12/01/2040	2,700,000	3,302,343
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	2,600,000	3,180,034
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,172,610
City of San Antonio (Texas)
6.308%, 02/01/2037	2,600,000	2,902,926
City of San Antonio Water System
Revenue (Texas) 5.000%, 05/15/2040	21,400,000	22,244,230
County of Clark (Nevada)
6.820%, 07/01/2045	1,400,000	1,899,632
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042	6,900,000	8,386,398
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	222,146
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	745,000	740,001
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040	4,500,000	6,050,835
Los Angeles Unified School District
(California) 6.758%, 07/01/2034	2,700,000	3,629,529
Mississippi Development Bank
6.313%, 01/01/2033	700,000	847,035
New Jersey State Turnpike Authority
7.414%, 01/01/2040	5,500,000	7,951,460
New York City Municipal Water Finance
Authority (New York)
5.000%, 06/15/2037	2,600,000	2,696,018
5.000%, 06/15/2037	800,000	855,096
North Carolina Turnpike Authority
6.700%, 01/01/2039	300,000	329,928
Pennsylvania Economic Development
Financing Authority 5.000%, 01/01/2023	4,300,000	4,606,719
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032	1,280,000	1,205,389
State of California
7.500%, 04/01/2034	6,100,000	8,584,591
7.600%, 11/01/2040	1,600,000	2,368,544
7.950%, 03/01/2036	17,300,000	21,181,601
Tobacco Securitization Authority of
Southern California 5.125%, 06/01/2046	1,500,000	1,188,540
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047	2,910,000	2,503,095
Truckee Meadows Water Authority,
Series A (Nevada) 5.000%, 07/01/2036	200,000	207,756
University of California
6.270%, 05/15/2031	5,300,000	5,851,200

190

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
University of California (continued)
6.398%, 05/15/2031		$2,800,000	$3,433,108

TOTAL MUNICIPAL BONDS (Cost $138,828,533)			$154,800,847

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.4%
Commercial & Residential - 8.1%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.323%, 02/25/2045 (P)		110,872	111,897
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B
1.728%, 05/16/2047 (P)(S)	EUR	2,001,372	2,760,169
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class A1A
5.617%, 07/10/2046 (P)		$7,831,202	8,535,690
Banc of America Funding, Ltd.,
Series 2012-R5, Class A
0.411%, 10/03/2039 (P)(S)		8,696,356	8,598,356
Banc of America Mortgage Trust,
Series 2005-F, Class 2A2
2.732%, 07/25/2035 (P)		2,216,584	2,060,722
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		1,665,190	1,544,095
Series 2011-RR5, Class 12A1,
5.411%, 03/26/2037 (P)(S)		347,888	345,192
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		3,610,652	3,761,003
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (P)(S)		2,697,752	2,710,374
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.068%, 11/25/2034 (P)		1,616,625	1,551,716
Series 2004-9, Class 22A1,
3.430%, 11/25/2034 (P)		393,088	396,539
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1
2.738%, 09/25/2035 (P)		701,140	615,293
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		385,736	417,721
Series 2007-PW16, Class A1A,
5.707%, 06/11/2040 (P)		11,035,712	12,370,669
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		3,300,000	3,704,329
Bella Vista Mortgage Trust, Series 2005-1,
Class 2A
0.688%, 02/22/2035 (P)		2,853,371	2,466,573
CD Mortgage Trust, Series 2006-CD2,
Class A1B
5.306%, 01/15/2046 (P)		10,961,627	11,591,000
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%, 10/15/2049		10,960,100	11,966,774
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.510%, 05/25/2035 (P)		436,416	427,118

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup Mortgage Loan Trust, Inc. (continued)
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		$4,318,149	$4,271,038
Commercial Mortgage Pass Through
Certificates, Series 2007-C1, Class A3
5.383%, 02/15/2040		843,899	922,116
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1,
1.125%, 12/25/2035 (P)		5,406,479	4,244,016
Series 2005-81, Class A1,
0.430%, 02/25/2037 (P)		4,761,406	3,713,906
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-22, Class A3,
2.498%, 11/25/2034 (P)		1,034,872	974,126
Series 2004-HYB9, Class 1A1,
2.481%, 02/20/2035 (P)		1,696,907	1,684,379
Series 2005-HYB9, Class 3A2A,
2.417%, 02/20/2036 (P)		265,580	244,625
European Loan Conduit, Series 25X,
Class A
0.485%, 05/15/2019 (P)	EUR	66,551	89,358
First Horizon Mortgage Pass-
Through Trust, Series 2004-AR7,
Class 4A1
4.638%, 02/25/2035 (P)		$1,843,932	1,770,857
Granite Master Issuer PLC, Series 2005-1,
Class A5
0.437%, 12/20/2054 (P)	EUR	1,578,573	2,136,769
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		$100,000	101,167
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,532,371
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.013%, 11/25/2035 (P)		758,906	756,761
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.678%, 10/15/2054 (P)(S)	EUR	630,281	860,280
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.420%, 10/25/2035 (P)		$4,186,155	3,750,552
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		3,000,000	3,264,963
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		379,354	415,666
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
3.139%, 02/25/2035 (P)		211,952	210,638
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		123,136	114,157
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
2.127%, 04/25/2035 (P)		667,335	636,652
Series 2005-2, Class 1A,
1.596%, 10/25/2035 (P)		4,528,916	4,476,525
Series 2005-2, Class 3A,
1.152%, 10/25/2035 (P)		356,033	339,266

191

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage
Investors Trust (continued)
Series 2005-3, Class 4A,
0.400%, 11/25/2035 (P)		$130,064	$123,374
Series 2005-A10, Class A,
0.360%, 02/25/2036 (P)		720,008	660,372
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051 (P)		2,000,000	2,201,890
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A1A,
5.319%, 12/15/2043		11,879,075	12,935,611
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		619,495	627,573
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A,
5.803%, 08/12/2045 (P)(S)		871,633	965,095
Series 2010-R4, Class 4B,
0.451%, 02/26/2037 (P)(S)		8,612,714	5,491,130
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.591%, 12/15/2030 (P)		1,512,611	1,437,922
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.530%, 12/25/2035 (P)		2,000,000	1,670,692
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.310%, 02/25/2037 (P)		11,025,047	8,898,205
RBSGC Mortgage Loan Trust,
Series 2005-A, Class 1A
5.500%, 04/25/2035		4,094,150	4,075,170
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.400%, 02/26/2037 (P)(S)		2,360,089	2,205,578
Structured Asset Mortgage
Investments II Trust, Series 2005-AR8,
Class A1A
0.430%, 02/25/2036 (P)		389,810	314,729
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR5, Class A3,
0.401%, 07/19/2035 (P)		1,396,370	1,351,709
Series 2007-AR2, Class 2A1,
0.280%, 03/25/2037 (P)		2,036,018	1,564,780
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.621%, 10/28/2035 (P)(S)		339,487	320,697
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates,
Series 2004-15, Class 3A5
0.600%, 09/25/2034 (P)		1,681,287	1,644,638
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.350%, 09/25/2036 (P)		9,264,286	8,750,016
Titan Europe PLC, Series, 2007-3X,
Class A1
0.809%, 10/23/2016 (P)	GBP	1,426,154	2,354,660
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C24, Class A1A,
5.557%, 03/15/2045 (P)		$15,085,322	16,147,842

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wachovia Bank Commercial
Mortgage Trust (continued)
Series 2007-WHL8, Class A1,
0.231%, 06/15/2020 (P)(S)	$1,825,534	$1,813,831
WaMu Mortgage Pass-
Through Certificates
Series 2001-7, Class A,
1.322%, 05/25/2041 (P)	44,989	45,022
Series 2002-AR17, Class 1A,
1.324%, 11/25/2042 (P)	108,617	106,372
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034	2,978,566	3,136,793
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034	10,868,619	11,538,441
Series 2005-AR19, Class A1A1,
0.420%, 12/25/2045 (P)	1,811,930	1,719,788
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.615%, 01/25/2035 (P)	827,684	830,636
Series 2006-AR2, Class 2A1,
2.613%, 03/25/2036 (P)	1,049,733	1,051,432
Series 2006-AR2, Class 2A5,
2.613%, 03/25/2036 (P)	3,272,697	3,163,029

		209,592,445
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 2637, Class F,
0.551%, 06/15/2018 (P)	46,963	47,117
Series 3149, Class LF,
0.451%, 05/15/2036 (P)	735,684	733,984
Series 3335, Class FT,
0.301%, 08/15/2019 (P)	1,118,659	1,118,994
Series T-63, Class 1A1,
1.320%, 02/25/2045 (P)	107,114	109,815
Federal National Mortgage Association
Series 2003-W6, Class F,
0.500%, 09/25/2042 (P)	821,430	813,666
Series 2005-120, Class NF,
0.250%, 01/25/2021 (P)	768,912	768,572
Series 2005-75, Class FL,
0.600%, 09/25/2035 (P)	1,710,986	1,714,207
Series 2006-5, Class 3A2,
2.272%, 05/25/2035 (P)	122,632	126,908
Series 2007-30, Class AF,
0.460%, 04/25/2037 (P)	705,103	703,913
Series 2007-73, Class A1,
0.210%, 07/25/2037 (P)	846,892	829,115

		6,966,291

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $213,513,550)		$216,558,736

ASSET BACKED SECURITIES - 0.7%
Access Group, Inc., Series 2008-1, Class A
1.529%, 10/27/2025 (P)	5,623,692	5,670,560
BNC Mortgage Loan Trust, Series 2007-2,
Class A2
0.250%, 05/25/2037 (P)	588,826	559,545
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.470%, 10/25/2035 (P)	200,932	199,847

192

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
GSAMP Trust, Series 2007-FM1,
Class A2A
0.220%, 12/25/2036 (P)		$285,197	$152,788
Hillmark Funding, Series 2006-1A,
Class A1
0.477%, 05/21/2021 (P)(S)		6,432,180	6,253,809
HSBC Home Equity Loan Trust,
Series 2005-1, Class A
0.439%, 01/20/2034 (P)		1,149,628	1,143,213
HSI Asset Loan Obligation,
Series 2007-WF1, Class A1
0.212%, 12/25/2036 (P)		434,340	174,466
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.210%, 03/25/2047 (P)		292,333	281,777
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.710%, 10/25/2034 (P)		58,753	53,176
Penta CLO SA, Series 2007-1X, Class A1
0.614%, 06/04/2024 (P)	EUR	968,307	1,294,564
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.210%, 12/25/2036 (P)		$475,944	169,750
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		970,589	1,063,893
Wood Street CLO BV, Series I, Class A
0.657%, 11/22/2021 (P)	EUR	1,083,805	1,452,080

TOTAL ASSET BACKED SECURITIES (Cost $18,654,794)			$18,469,468

PREFERRED SECURITIES - 1.6%
Financials - 1.6%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)		900,000	$24,660,000
Wells Fargo & Company, Series L, 7.500%		13,070	16,102,240

TOTAL PREFERRED SECURITIES (Cost $39,503,975)			$40,762,240

SHORT-TERM INVESTMENTS - 9.1%
Certificate of Deposit - 0.2%
Credit Suisse New York 0.464%,
03/17/2015 *		$1,600,000	$1,599,750
Itau Unibanco Holding SA 1.471%,
10/31/2014 *		2,100,000	2,090,124

			3,689,874
Commercial Paper - 1.3%
Glencore Funding LLC 0.450%,
08/26/2014 *		34,300,000	34,263,128

			34,263,128
U.S. Government - 0.0%
U.S. Treasury Bill
0.109%, 08/21/2014 (D)*		63,000	62,996
U.S. Treasury Bills
0.062%, 10/30/2014 (D)*		194,000	193,968

			256,964

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 7.6%
Repurchase Agreement with BNP Paribas
dated 05/30/2014 at 0.010% to be
repurchased at $68,100,057 on
06/02/2014, collateralized by
$54,551,200 Treasury Inflation Indexed
Notes, 1.875% due 07/15/2015 (valued
at $69,563,545, including interest)	$68,100,000	$68,100,000
Repurchase Agreement with Citigroup
dated 05/30/2014 at 0.010% to be
repurchased at $8,300,007 on
06/02/2014, collateralized by $8,450,000
U.S. Treasury Notes, 0.500% due
10/15/2014 (valued at $8,470,280,
including interest)	8,300,000	8,300,000
Repurchase Agreement with JPMorgan
Chase & Company dated 05/30/2014 at
0.010% to be repurchased at $1,300,001
on 06/02/2014, collateralized by
$1,320,000 Federal National Mortgage
Association, 1.670% due 12/17/2018
(valued at $1,313,928,
including interest)	1,300,000	1,300,000
Repurchase Agreement with Royal Bank
of Canada dated 05/30/2014 at 0.010%
to be repurchased at $100,000,083 on
06/02/2014, collateralized by
$102,021,000 U.S. Treasury Notes,
1.250% due 11/30/2018 (valued at
$102,114,398, including interest)	100,000,000	100,000,000
Repurchase Agreement with State
Street Corp. dated 05/30/2014 at 0.000%
to be repurchased at $17,871,000 on
06/02/2014, collateralized by
$18,425,000 U.S. Treasury Notes,
0.625% due 11/30/2017 (valued at
$18,230,358, including interest)	17,871,000	17,871,000

		195,571,000

TOTAL SHORT-TERM INVESTMENTS (Cost $233,778,838)		$233,780,966

Total Investments (Total Return Fund)
(Cost $2,737,822,303) - 108.0%		$2,777,345,604
Other assets and liabilities, net - (8.0%)		(206,009,460)

TOTAL NET ASSETS - 100.0%		$2,571,336,144

SALE COMMITMENTS OUTSTANDING - (0.1)%

U.S. GOVERNMENT AGENCY - (0.1)%
Federal National Mortgage Association
6.000%, TBA (C)	(2,000,000)	(2,247,371)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(2,234,375))		$(2,247,371)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 81.7%
Consumer Discretionary - 17.7%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	$4,655,000	$4,992,487

193

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
American Greetings Corp.
7.375%, 12/01/2021	$1,460,000	$1,547,600
CBS Outdoor Americas Capital LLC
5.250%, 02/15/2022 (S)	230,000	235,750
5.625%, 02/15/2024 (S)	25,000	25,688
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	6,540,000	6,997,800
CEC Entertainment, Inc.
8.000%, 02/15/2022 (S)	1,305,000	1,324,575
Cinemark USA, Inc.
5.125%, 12/15/2022	850,000	861,688
7.375%, 06/15/2021	1,975,000	2,184,844
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,550,000	2,652,000
CSC Holdings LLC
5.250%, 06/01/2024 (S)	2,210,000	2,210,000
7.875%, 02/15/2018	3,250,000	3,753,750
CSC Holdings, Inc.
7.625%, 07/15/2018	2,585,000	2,992,137
DineEquity, Inc.
9.500%, 10/30/2018	5,202,000	5,611,657
DISH DBS Corp.
5.125%, 05/01/2020	375,000	393,750
7.875%, 09/01/2019	1,000,000	1,190,000
DreamWorks Animation SKG, Inc.
6.875%, 08/15/2020 (S)	2,170,000	2,343,600
General Motors Financial Company, Inc.
4.750%, 08/15/2017	310,000	330,925
6.750%, 06/01/2018	1,580,000	1,799,225
GLP Capital LP
5.375%, 11/01/2023 (S)	975,000	1,011,563
Gray Television, Inc.
7.500%, 10/01/2020	6,985,000	7,491,412
Greektown Holdings LLC
8.875%, 03/15/2019 (S)	6,720,000	6,888,000
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)	1,090,000	1,095,450
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (S)	845,000	893,588
Interactive Data Corp.
5.875%, 04/15/2019 (S)	2,850,000	2,871,375
Lamar Media Corp.
5.000%, 05/01/2023	1,060,000	1,067,950
5.375%, 01/15/2024 (S)	300,000	311,250
5.875%, 02/01/2022	1,400,000	1,501,500
LIN Television Corp.
6.375%, 01/15/2021	350,000	367,500
8.375%, 04/15/2018	2,225,000	2,350,156
Live Nation Entertainment, Inc.
5.375%, 06/15/2022 (S)	1,175,000	1,183,813
7.000%, 09/01/2020 (S)	255,000	278,588
LKQ Corp.
4.750%, 05/15/2023	3,600,000	3,519,000
NAI Entertainment Holdings
5.000%, 08/01/2018 (S)	2,625,000	2,730,000
National CineMedia LLC
6.000%, 04/15/2022	2,370,000	2,476,650
7.875%, 07/15/2021	750,000	823,125
Neiman Marcus Group, Ltd., Inc.
8.000%, 10/15/2021 (S)	260,000	286,000
Nexstar Broadcasting, Inc.
6.875%, 11/15/2020	2,525,000	2,695,437

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Nielsen Finance LLC
4.500%, 10/01/2020	$1,105,000	$1,118,813
7.750%, 10/15/2018	4,180,000	4,425,575
Penske Automotive Group, Inc.
5.750%, 10/01/2022	3,277,000	3,428,561
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021	5,655,000	6,114,469
Regal Entertainment Group
5.750%, 03/15/2022 to 06/15/2023	5,090,000	5,244,775
Rent-A-Center, Inc.
6.625%, 11/15/2020	1,775,000	1,850,437
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (L)	2,105,000	2,099,737
Service Corp. International
7.000%, 06/15/2017	65,000	73,047
8.000%, 11/15/2021	2,290,000	2,659,377
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,615,000	1,594,812
Sotheby’s
5.250%, 10/01/2022 (S)	2,750,000	2,640,000
Speedway Motorsports, Inc.
6.750%, 02/01/2019	3,588,000	3,803,280
Tempur Sealy International, Inc.
6.875%, 12/15/2020	250,000	273,750
The William Carter Company
5.250%, 08/15/2021 (S)	555,000	578,588
Toys R Us Property Company II LLC
8.500%, 12/01/2017	327,000	333,540
Videotron, Ltd.
6.375%, 12/15/2015	1,195,000	1,197,241
Wolverine World Wide, Inc.
6.125%, 10/15/2020	230,000	248,400

		118,974,235
Consumer Staples - 1.2%
B&G Foods, Inc.
4.625%, 06/01/2021	1,100,000	1,094,500
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	205,000	218,838
Darling International, Inc.
5.375%, 01/15/2022 (S)	215,000	223,600
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (S)	145,000	146,088
HJ Heinz Company
4.250%, 10/15/2020 (S)	880,000	880,000
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	1,050,000	1,060,500
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	855,000	875,306
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	2,040,000	2,203,200
TreeHouse Foods, Inc.
4.875%, 03/15/2022	1,415,000	1,441,531

		8,143,563
Energy - 14.2%
Bristow Group, Inc.
6.250%, 10/15/2022	4,260,000	4,590,150
Crestwood Midstream Partners LP
6.000%, 12/15/2020	945,000	985,163
6.125%, 03/01/2022 (S)	600,000	628,500
Denbury Resources, Inc.
4.625%, 07/15/2023	425,000	409,063

194

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Denbury Resources, Inc. (continued)
5.500%, 05/01/2022	$2,710,000	$2,791,300
6.375%, 08/15/2021	150,000	161,250
Dresser-Rand Group, Inc.
6.500%, 05/01/2021	1,735,000	1,856,450
El Paso LLC
6.500%, 09/15/2020	255,000	282,335
7.000%, 06/15/2017	2,017,000	2,271,134
7.250%, 06/01/2018	1,940,000	2,207,365
8.250%, 02/15/2016	400,000	440,827
Energy Future Intermediate Holding
Company LLC
6.875%, 08/15/2017 (H)(S)	625,000	643,750
Energy Transfer Equity LP
7.500%, 10/15/2020	3,000,000	3,465,000
Era Group, Inc.
7.750%, 12/15/2022	3,390,000	3,584,925
Exterran Partners LP
6.000%, 04/01/2021	4,080,000	4,141,200
Forum Energy Technologies, Inc.
6.250%, 10/01/2021 (S)	250,000	265,625
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	6,782,000	7,053,280
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	3,310,000	3,252,075
5.875%, 04/01/2020	670,000	696,800
Murphy Oil USA, Inc.
6.000%, 08/15/2023 (S)	490,000	509,600
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	3,785,000	3,785,000
7.768%, 12/15/2037 (S)	8,238,000	7,784,910
9.625%, 06/01/2019 (S)	510,000	553,350
Northern Tier Energy LLC
7.125%, 11/15/2020	2,440,000	2,623,000
PHI, Inc.
5.250%, 03/15/2019 (S)	5,050,000	5,138,375
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	4,555,000	4,543,612
6.875%, 04/15/2040 (S)	4,290,000	4,032,600
7.500%, 07/15/2038 (S)	3,200,000	3,120,000
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023	1,330,000	1,367,575
5.750%, 05/15/2024 (S)	720,000	739,800
6.250%, 03/15/2022 (S)	2,998,000	3,219,102
Sabine Pass LNG LP
6.500%, 11/01/2020	880,000	939,400
7.500%, 11/30/2016	9,046,000	10,018,445
7.500%, 11/30/2016 (S)	1,563,000	1,676,317
SemGroup Corp.
7.500%, 06/15/2021	2,820,000	3,038,550
Teekay Corp.
8.500%, 01/15/2020	1,365,000	1,578,281
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)	1,370,000	1,445,350

		95,839,459
Financials - 14.4%
Ally Financial, Inc.
2.750%, 01/30/2017	1,055,000	1,070,825
3.500%, 01/27/2019	1,020,000	1,027,650
5.500%, 02/15/2017	1,965,000	2,134,481
7.500%, 09/15/2020	1,550,000	1,848,375
8.000%, 03/15/2020 to 11/01/2031	3,000,000	3,673,750

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Aviation Capital Group Corp.
4.625%, 01/31/2018 (S)	$195,000	$204,770
6.750%, 04/06/2021 (S)	1,643,000	1,833,503
7.125%, 10/15/2020 (S)	1,635,000	1,849,187
Aviv Healthcare Properties LP
7.750%, 02/15/2019	2,420,000	2,583,350
CIT Group, Inc.
3.875%, 02/19/2019	785,000	793,831
4.250%, 08/15/2017	3,375,000	3,535,312
5.000%, 05/15/2017	1,434,000	1,532,588
5.250%, 03/15/2018	600,000	644,250
5.500%, 02/15/2019 (S)	1,425,000	1,539,000
Crown Castle International Corp.
4.875%, 04/15/2022	305,000	314,913
5.250%, 01/15/2023	3,039,000	3,160,560
Denali Borrower LLC
5.625%, 10/15/2020 (S)	5,465,000	5,704,094
DuPont Fabros Technology LP
5.875%, 09/15/2021	8,170,000	8,455,950
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	2,000,000	2,002,834
Hockey Merger Sub 2, Inc.
7.875%, 10/01/2021 (S)	7,005,000	7,512,862
MPT Operating Partnership LP
5.500%, 05/01/2024	1,765,000	1,811,331
6.375%, 02/15/2022	1,925,000	2,064,562
6.875%, 05/01/2021	2,325,000	2,534,250
Navient Corp.
6.125%, 03/25/2024	690,000	693,450
7.250%, 01/25/2022	1,170,000	1,292,850
8.000%, 03/25/2020	5,540,000	6,398,700
8.450%, 06/15/2018	3,140,000	3,697,350
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)	650,000	689,000
5.875%, 03/15/2022 (S)	525,000	559,125
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022	2,950,000	3,193,375
Sabra Health Care LP
5.375%, 06/01/2023	1,125,000	1,153,125
Sophia Holding Finance LP, PIK
9.625%, 12/01/2018 (S)	130,000	135,200
Springleaf Finance Corp.
5.750%, 09/15/2016	1,650,000	1,751,062
6.000%, 06/01/2020	5,825,000	5,912,375
6.500%, 09/15/2017	1,200,000	1,293,000
7.750%, 10/01/2021	1,430,000	1,598,025
The Geo Group, Inc.
5.125%, 04/01/2023	1,125,000	1,116,563
5.875%, 01/15/2022	2,355,000	2,437,425
6.625%, 02/15/2021	2,485,000	2,665,162
The Nielsen Company Luxembourg SARL
5.500%, 10/01/2021 (S)	480,000	498,600
USI, Inc.
7.750%, 01/15/2021 (S)	4,005,000	4,125,150

		97,041,765
Health Care - 7.9%
Aviv Healthcare Properties LP
6.000%, 10/15/2021	650,000	685,750
Capella Healthcare, Inc.
9.250%, 07/01/2017	1,105,000	1,158,869
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,437,625

195

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Community Health Systems, Inc.
6.875%, 02/01/2022 (S)	$1,560,000	$1,641,900
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)	2,300,000	2,282,750
DaVita HealthCare Partners, Inc.
5.750%, 08/15/2022	1,200,000	1,285,500
DaVita HealthCare Partners, Inc.
6.625%, 11/01/2020	2,800,000	2,982,000
Endo Finance LLC
5.750%, 01/15/2022 (S)	855,000	876,375
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	735,000	802,069
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	1,350,000	1,464,750
6.500%, 09/15/2018 (S)	1,605,000	1,815,656
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)	820,000	848,700
HealthSouth Corp.
5.750%, 11/01/2024	485,000	511,675
7.250%, 10/01/2018	486,000	510,908
8.125%, 02/15/2020	1,065,000	1,147,537
Hologic, Inc.
6.250%, 08/01/2020	3,295,000	3,500,937
LifePoint Hospitals, Inc.
5.500%, 12/01/2021 (S)	4,591,000	4,809,072
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (S)	500,000	518,750
Par Pharmaceutical Companies, Inc.
7.375%, 10/15/2020	2,100,000	2,278,500
Pinnacle Merger Sub, Inc.
9.500%, 10/01/2023 (S)	620,000	688,200
Sabra Health Care LP
5.500%, 02/01/2021	955,000	1,002,750
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)	1,425,000	1,528,312
Select Medical Corp.
6.375%, 06/01/2021	5,650,000	5,890,125
6.375%, 06/01/2021 (S)	1,765,000	1,840,012
Teleflex, Inc.
5.250%, 06/15/2024 (S)	190,000	192,613
Tenet Healthcare Corp.
4.750%, 06/01/2020	1,400,000	1,417,500
6.000%, 10/01/2020	7,420,000	7,976,500
6.250%, 11/01/2018	775,000	854,438
8.125%, 04/01/2022	300,000	341,250
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)	105,000	108,938
7.500%, 07/15/2021 (S)	700,000	777,000

		53,176,961
Industrials - 6.4%
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	1,515,000	1,677,863
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	580,000	600,300
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	5,000,000	5,450,000
Ceridian HCM Holding, Inc.
11.000%, 03/15/2021 (S)	55,000	63,388
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	350,000	389,375
Columbus McKinnon Corp.
7.875%, 02/01/2019	1,090,000	1,164,938

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Covanta Holding Corp.
5.875%, 03/01/2024	$2,230,000	$2,285,750
6.375%, 10/01/2022	2,037,000	2,192,321
7.250%, 12/01/2020	2,156,000	2,358,125
H&E Equipment Services, Inc.
7.000%, 09/01/2022	3,568,000	3,924,800
Interface, Inc.
7.625%, 12/01/2018	202,000	213,615
Iron Mountain, Inc.
5.750%, 08/15/2024	2,975,000	2,975,000
6.000%, 08/15/2023	5,460,000	5,801,250
The ADT Corp.
4.125%, 04/15/2019 to 06/15/2023	4,350,000	4,084,800
6.250%, 10/15/2021 (L)	3,365,000	3,541,662
TransDigm, Inc.
5.500%, 10/15/2020	1,095,000	1,100,475
6.000%, 07/15/2022 (S)	130,000	130,975
6.500%, 07/15/2024 (S)	130,000	131,950
7.750%, 12/15/2018	1,610,000	1,730,750
United Rentals North America, Inc.
5.750%, 07/15/2018	2,085,000	2,225,737
Watco Companies LLC
6.375%, 04/01/2023 (S)	1,030,000	1,050,600

		43,093,674
Information Technology - 5.2%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	815,000	878,162
6.125%, 09/15/2023 (S)	210,000	231,525
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	2,500,000	2,662,500
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)	790,000	831,475
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)	1,235,000	1,222,650
Emdeon, Inc.
11.000%, 12/31/2019	2,870,000	3,307,675
Equinix, Inc.
4.875%, 04/01/2020	220,000	226,050
7.000%, 07/15/2021	75,000	83,438
First Data Corp.
6.750%, 11/01/2020 (S)	2,525,000	2,711,219
7.375%, 06/15/2019 (S)	300,000	321,750
11.750%, 08/15/2021	2,945,000	3,268,950
First Data Holdings, Inc., PIK
14.500%, 09/24/2019 (S)	1,058,409	1,063,701
Micron Technology, Inc.
5.875%, 02/15/2022 (S)	1,640,000	1,750,700
NCR Corp.
4.625%, 02/15/2021	475,000	476,188
5.000%, 07/15/2022	3,435,000	3,452,175
5.875%, 12/15/2021 (S)	1,765,000	1,862,075
6.375%, 12/15/2023 (S)	715,000	770,412
Nuance Communications, Inc.
5.375%, 08/15/2020 (S)	720,000	732,600
Seagate HDD Cayman
4.750%, 01/01/2025 (S)	1,890,000	1,878,187
6.875%, 05/01/2020	105,000	113,925
SunGard Data Systems, Inc.
6.625%, 11/01/2019	4,000,000	4,230,000
7.375%, 11/15/2018	1,021,000	1,080,984
7.625%, 11/15/2020	325,000	356,281

196

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
VeriSign, Inc.
4.625%, 05/01/2023	$1,660,000	$1,622,650

		35,135,272
Materials - 2.0%
Celanese US Holdings LLC
5.875%, 06/15/2021	345,000	380,794
6.625%, 10/15/2018	235,000	246,456
Crown Americas LLC
4.500%, 01/15/2023	775,000	753,688
6.250%, 02/01/2021	1,597,000	1,716,775
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,187,500
Novelis, Inc.
8.750%, 12/15/2020	1,150,000	1,277,938
Sealed Air Corp.
8.375%, 09/15/2021 (S)	2,660,000	3,045,700
Silgan Holdings, Inc.
5.000%, 04/01/2020	2,400,000	2,472,000
5.500%, 02/01/2022 (S)	2,475,000	2,567,812

		13,648,663
Telecommunication Services - 10.2%
CyrusOne LP
6.375%, 11/15/2022	350,000	371,875
GCI, Inc.
6.750%, 06/01/2021	2,030,000	2,060,450
8.625%, 11/15/2019	5,650,000	6,017,250
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)	3,800,000	3,781,000
6.625%, 12/15/2022	1,050,000	1,094,625
7.250%, 04/01/2019 to 10/15/2020	7,400,000	7,922,812
7.500%, 04/01/2021	1,050,000	1,149,750
Intelsat Luxembourg SA
7.750%, 06/01/2021	1,490,000	1,579,400
8.125%, 06/01/2023	665,000	714,875
Level 3 Financing, Inc.
6.125%, 01/15/2021 (S)	655,000	692,663
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	3,245,000	3,455,925
7.875%, 09/01/2018	1,550,000	1,633,312
SBA Communications Corp.
5.625%, 10/01/2019	190,000	200,688
SBA Telecommunications, Inc.
5.750%, 07/15/2020	2,401,000	2,533,055
8.250%, 08/15/2019	133,000	139,983
Sprint Capital Corp.
6.875%, 11/15/2028	630,000	645,750
6.900%, 05/01/2019	2,410,000	2,663,050
8.750%, 03/15/2032	1,225,000	1,417,937
Sprint Communications, Inc.
7.000%, 08/15/2020	6,395,000	7,050,487
9.000%, 11/15/2018 (S)	450,000	546,750
Sprint Corp.
7.250%, 09/15/2021 (S)	255,000	282,413
7.875%, 09/15/2023 (S)	2,000,000	2,260,000
Syniverse Holdings, Inc.
9.125%, 01/15/2019	5,944,000	6,419,520
T-Mobile USA, Inc.
5.250%, 09/01/2018	455,000	477,750
6.125%, 01/15/2022	105,000	111,300
6.250%, 04/01/2021	1,010,000	1,073,125
6.464%, 04/28/2019	205,000	217,044
6.542%, 04/28/2020	205,000	221,400

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
6.625%, 04/01/2023	$600,000	$648,000
6.633%, 04/28/2021	800,000	862,000
6.731%, 04/28/2022	3,100,000	3,348,000
6.836%, 04/28/2023	1,135,000	1,231,475
Telesat Canada
6.000%, 05/15/2017 (S)	1,100,000	1,137,125
tw telecom holdings, Inc.
5.375%, 10/01/2022	4,450,000	4,544,562

		68,505,351
Utilities - 2.5%
AmeriGas Finance LLC
6.750%, 05/20/2020	3,070,000	3,346,300
7.000%, 05/20/2022	1,110,000	1,226,550
AmeriGas Partners LP
6.500%, 05/20/2021	55,000	59,263
Calpine Corp.
5.875%, 01/15/2024 (S)	490,000	513,275
6.000%, 01/15/2022 (S)	2,015,000	2,161,087
IPALCO Enterprises, Inc.
5.000%, 05/01/2018	100,000	106,750
7.250%, 04/01/2016 (S)	3,340,000	3,640,600
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,700,000	2,922,750
Suburban Propane Partners LP
5.500%, 06/01/2024	1,040,000	1,053,000
7.375%, 03/15/2020 to 08/01/2021	1,907,000	2,046,762

		17,076,337

TOTAL CORPORATE BONDS (Cost $529,733,476)		$550,635,280

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
Emigrant Capital Trust I
2.552%, 12/10/2033 (P)(S)	2,450,000	1,764,000

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,018,278)		$1,764,000

TERM LOANS (M) - 12.6%
Consumer Discretionary - 3.6%
Advantage Sales & Marketing, Inc.
8.250%, 06/18/2018	570,714	571,666
Alliance Laundry Systems LLC
9.500%, 12/10/2019	2,019,288	2,044,529
Allison Transmission, Inc.
3.750%, 08/23/2019	1,249,820	1,249,805
CCM Merger, Inc.
5.000%, 03/01/2017	3,031,763	3,026,079
Centaur Acquisition LLC
8.750%, 02/15/2020	2,355,000	2,386,399
Dunkin’ Brands, Inc.
3.250%, 02/07/2021	960,480	949,674
Federal-Mogul Holdings Corp.
4.750%, 04/15/2021	6,865,000	6,837,828
FOCUS Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,419,250
Learfield Communications, Inc.
8.750%, 10/08/2021	185,000	188,238
Neff Rental LLC TBD 05/21/2021 (T)	985,000	979,464
TWCC Holding Corp.
7.000%, 06/26/2020	2,460,000	2,434,374

197

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
WASH Multifamily Laundry Systems LLC
4.503%, 02/21/2019	$2,618,550	$2,612,004

		24,699,310
Energy - 0.8%
Philadelphia Energy Solutions Refining and
Marketing LLC
6.250%, 04/04/2018	3,564,000	3,195,721
Tallgrass Operations LLC
4.250%, 11/13/2018	2,140,162	2,145,958

		5,341,679
Financials - 1.2%
Asurion LLC
8.500%, 03/03/2021	1,485,000	1,519,526
Capital Automotive LP
4.000%, 04/10/2019	2,628,571	2,633,499
6.000%, 04/30/2020	1,850,000	1,877,750
CBAC Borrower LLC
8.250%, 07/02/2020	1,525,000	1,578,375
Sedgwick, Inc.
6.750%, 02/28/2022	730,000	727,719

		8,336,869
Health Care - 0.2%
Accellent, Inc.
7.500%, 03/11/2022	730,000	723,612
Vertafore, Inc.
9.750%, 10/27/2017	660,000	670,725

		1,394,337
Industrials - 1.6%
Four Seasons Holdings, Inc.
6.250%, 12/28/2020	800,000	810,000
HGIM Corp.
5.500%, 06/18/2020	1,361,579	1,343,708
HHI Holdings LLC
5.000%, 10/05/2018	1,885,294	1,888,828
KAR Auction Services, Inc.
3.500%, 03/11/2021	4,049,155	4,042,406
Spin Holdco, Inc.
4.250%, 11/14/2019	2,116,171	2,112,204
Total Safety US, Inc.
9.250%, 09/11/2020	369,075	369,075

		10,566,221
Information Technology - 1.6%
Applied Systems, Inc.
7.500%, 01/23/2022	380,000	385,225
Dell International LLC
4.500%, 04/29/2020	7,711,250	7,692,851
First Data Corp.
4.150%, 09/24/2018	2,675,052	2,677,281

		10,755,357
Telecommunication Services - 0.8%
Level 3 Financing, Inc.
4.000%, 01/15/2020	4,050,000	4,058,100
LTS Buyer LLC
8.000%, 04/12/2021	666,113	673,329
NTELOS, Inc.
5.750%, 11/08/2019	810,521	810,521

		5,541,950

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Utilities - 2.8%
Texas Competitive Electric
Holdings Company LLC
1.842%, 05/05/2016	$2,500	$2,507
3.737%, 10/10/2014	24,304,267	18,705,504

		18,708,011

TOTAL TERM LOANS (Cost $89,707,848)		$85,343,734

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$7,500

TOTAL COMMON STOCKS (Cost $750,000)		$7,500

PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$5,080
Tropicana Las Vegas Resort & Casino LLC (I)	840	3,360

		8,440
Financials - 0.2%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	58,084	1,575,238

TOTAL PREFERRED SECURITIES (Cost $1,688,917)		$1,583,678

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral
Investment Trust, 0.1191% (W)(Y)	555,982	$5,563,875

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,563,617)		$5,563,875

SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 6.3%
State Street Institutional Liquid Reserves
Fund, 0.0688% (Y)	42,376,198	42,376,198

TOTAL SHORT-TERM INVESTMENTS (Cost $42,376,198)		$42,376,198

Total Investments (U.S. High Yield Bond Fund)
(Cost $670,838,334) - 101.9%		$687,274,265
Other assets and liabilities, net - (1.9%)		(13,053,497)

TOTAL NET ASSETS - 100.0%		$674,220,768

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.3%
Consumer Discretionary - 12.7%
Auto Components - 5.0%
Dana Holding Corp.	375,435	$8,312,134
Johnson Controls, Inc.	248,337	12,009,577

		20,321,711
Multiline Retail - 1.8%
Family Dollar Stores, Inc.	124,727	7,309,002
Specialty Retail - 5.9%
Advance Auto Parts, Inc.	62,241	7,728,465
Ascena Retail Group, Inc. (I)	636,672	10,629,239

198

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Express, Inc. (I)	447,061	$5,637,439

		23,995,143

		51,625,856
Consumer Staples - 4.1%
Food Products - 3.6%
ConAgra Foods, Inc.	449,472	14,517,946
Personal Products - 0.5%
Avon Products, Inc.	155,008	2,215,064

		16,733,010
Energy - 7.5%
Energy Equipment & Services - 1.8%
AMEC PLC	362,961	7,358,654
Oil, Gas & Consumable Fuels - 5.7%
Newfield Exploration Company (I)	292,348	10,664,855
ONEOK, Inc.	62,292	4,017,211
The Williams Companies, Inc.	179,794	8,443,126

		23,125,192

		30,483,846
Financials - 24.7%
Banks - 8.5%
BB&T Corp.	254,147	9,637,254
Comerica, Inc.	219,393	10,524,282
Wintrust Financial Corp.	195,376	8,514,486
Zions Bancorporation	194,125	5,550,034

		34,226,056
Capital Markets - 4.3%
Northern Trust Corp.	142,024	8,578,250
Stifel Financial Corp. (I)	199,179	9,002,891

		17,581,141
Insurance - 9.3%
ACE, Ltd.	78,077	8,097,366
Arthur J. Gallagher & Company	90,212	4,134,416
Fidelity National Financial, Inc., Class A	190,319	6,345,235
Marsh & McLennan Companies, Inc.	247,277	12,430,615
Willis Group Holdings PLC	157,472	6,604,376

		37,612,008
Real Estate Management & Development - 2.6%
Forest City Enterprises, Inc., Class A (I)	554,279	10,547,929

		99,967,134
Health Care - 10.8%
Health Care Equipment & Supplies - 2.0%
CareFusion Corp. (I)	192,594	8,268,060
Health Care Providers & Services - 7.1%
Brookdale Senior Living, Inc. (I)	266,097	8,850,386
HealthSouth Corp.	292,879	10,285,910
Universal Health Services, Inc., Class B	106,791	9,565,270

		28,701,566
Life Sciences Tools & Services - 1.7%
PerkinElmer, Inc.	150,631	6,773,876

		43,743,502
Industrials - 12.9%
Aerospace & Defense - 2.1%
Textron, Inc.	214,865	8,427,005

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 1.1%
UTi Worldwide, Inc.	459,767	$4,482,728
Building Products - 0.2%
Owens Corning	18,993	778,904
Electrical Equipment - 2.2%
The Babcock & Wilcox Company	270,740	8,750,317
Machinery - 5.1%
Ingersoll-Rand PLC	151,889	9,086,000
Snap-on, Inc.	98,137	11,508,526

		20,594,526
Professional Services - 2.2%
Robert Half International, Inc.	199,207	9,081,847

		52,115,327
Information Technology - 10.8%
Communications Equipment - 1.7%
Ciena Corp. (I)	353,384	6,855,650
IT Services - 2.6%
Teradata Corp. (I)	249,980	10,496,660
Software - 5.8%
Cadence Design Systems, Inc. (I)	684,005	11,416,043
Citrix Systems, Inc. (I)	195,352	12,105,963

		23,522,006
Technology Hardware, Storage & Peripherals - 0.7%
Diebold, Inc.	81,248	3,049,237

		43,923,553
Materials - 5.9%
Chemicals - 4.5%
Eastman Chemical Company	114,490	10,104,887
W.R. Grace & Company (I)	88,331	8,133,518

		18,238,405
Containers & Packaging - 1.4%
Sealed Air Corp.	173,442	5,711,445

		23,949,850
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.8%
tw telecom, Inc. (I)	342,265	11,222,869
Utilities - 3.1%
Electric Utilities - 2.1%
Edison International	158,019	8,713,168
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	161,314	3,890,894

		12,604,062

TOTAL COMMON STOCKS (Cost $312,532,557)		$386,369,009

SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
State Street Institutional Liquid Reserves
Fund, 0.0688% (Y)	18,777,488	18,777,488

TOTAL SHORT-TERM INVESTMENTS (Cost $18,777,488)		$18,777,488

Total Investments (Value Fund) (Cost $331,310,045) - 99.9%		$405,146,497
Other assets and liabilities, net - 0.1%		542,372

TOTAL NET ASSETS - 100.0%		$405,688,869

Percentages are based upon net assets.

199

John Hancock Funds II

Portfolio of Investments — May 31, 2014 (Unaudited) (showing percentage of total net assets)

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekels
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RUB	Russian Ruble
SGD	Singapore Dollar
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipts
GO	General Obligation
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate
shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Paid-in-kind
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
USGG	U.S. Generic Government Yield Index
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of May 31, 2014.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.

(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to
Financial Statements.
(S)	These securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of May 31, 2014.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

200

Certain funds had the following country concentration as a percentage of total net assets on 5-31-14:

Active Bond Fund		Alpha Opportunities Fund
United States	88.9%	United States	81.8%
Cayman Islands	1.8%	Canada	3.2%
United Kingdom	1.4%	United Kingdom	2.7%
Canada	1.0%	Switzerland	2.1%
Luxembourg	0.9%	Netherlands	2.0%
Netherlands	0.9%	Japan	1.4%
Mexico	0.5%	Australia	0.9%
France	0.5%	France	0.8%
Ireland	0.5%	Ireland	0.8%
Bermuda	0.5%	Belgium	0.7%
Other Countries	3.1%	Other Countries	3.6%

Total	100.0%	Total	100.0%

Fundamental Value Fund		High Yield Fund
United States	81.8%	United States	76.1%
Switzerland	4.9%	Luxembourg	5.0%
United Kingdom	3.9%	United Kingdom	2.9%
Canada	3.7%	Netherlands	2.3%
France	1.6%	Australia	1.8%
Hong Kong	1.6%	Ireland	1.6%
Netherlands	1.3%	France	1.4%
China	1.0%	Canada	1.4%
Ireland	0.2%	Germany	1.1%
		Mexico	1.0%
Total	100.0%	Other Countries	5.4%

		Total	100.0%

Mid Cap Stock Fund		Mutual Shares Fund
United States	89.0%	United States	75.7%
Bermuda	2.0%	United Kingdom	12.4%
Netherlands	2.0%	Switzerland	2.6%
Canada	1.8%	Israel	2.0%
Ireland	1.8%	Denmark	1.6%
Switzerland	1.1%	Netherlands	1.6%
Hong Kong	1.0%	South Korea	1.3%
Japan	0.9%	Germany	0.8%
Virgin Islands	0.4%	Canada	0.6%
		France	0.6%
Total	100.0%	Italy	0.4%
		Brazil	0.4%

		Total	100.0%

201

Real Return Bond Fund		Science & Technology Fund
United States	88.9%	United States	82.2%
Spain	2.4%	China	4.2%
Germany	1.9%	Taiwan	2.8%
Italy	1.5%	Japan	1.7%
Australia	1.4%	Ireland	1.7%
United Kingdom	1.1%	Netherlands	1.6%
Greece	1.0%	Israel	1.5%
Netherlands	0.8%	France	1.2%
France	0.3%	Singapore	1.0%
New Zealand	0.3%	United Kingdom	0.8%
Other Countries	0.4%	Other Countries	1.3%

Total	100.0%	Total	100.0%

Spectrum Income Fund		Strategic Equity Allocation Fund
United States	69.6%	United States	71.4%
United Kingdom	3.3%	United Kingdom	4.5%
Mexico	2.2%	Japan	4.4%
Luxembourg	2.2%	Switzerland	2.4%
Brazil	1.7%	France	2.3%
Netherlands	1.7%	Germany	2.3%
Canada	1.4%	Australia	1.7%
France	1.2%	Netherlands	1.2%
Turkey	1.2%	Spain	0.9%
Italy	1.2%	Ireland	0.8%
Other Countries	14.3%	Other Countries	8.1%

Total	100.0%	Total	100.0%

Total Return Fund
United States	76.4%
Italy	8.6%
Spain	5.4%
Canada	3.3%
United Kingdom	1.5%
France	1.3%
Cayman Islands	1.0%
Virgin Islands	0.6%
United Arab Emirates	0.4%
Brazil	0.4%
Other Countries	1.1%

Total	100.0%

202

A fund had the following industry distribution as a percentage of total net assets on 5-31-14:

Global Real Estate Fund
Retail REITs	22.0%
Specialized REITs	14.0%
Office REITs	13.8%
Real Estate Management & Development	13.6%
Diversified REITs	11.6%
Residential REITs	9.4%
Real Estate Operating Companies	8.6%
Industrial REITs	4.2%
Real Estate Development	1.5%
Marine Ports & Services	0.1%
Short-Term Investments & Other	1.2%

Total	100.0%

Certain funds had the following sector distribution as a percentage of total net assets on 5-31-14:

Asia Pacific Total Return Bond Fund
Financials	37.4%
Foreign Government Obligations	34.2%	Fundamental Global Franchise Fund
Utilities	4.7%	Consumer Staples	47.2%
Energy	4.2%	Information Technology	22.3%
Consumer Discretionary	3.1%	Consumer Discretionary	20.6%
Consumer Staples	2.7%	Health Care	4.4%
Industrials	2.4%	Industrials	4.0%
Telecommunication Services	2.0%	Short-Term Investments & Other	1.5%
Materials	1.8%
Other	7.5%	Total	100.0%

Total	100.0%

Global Bond Fund
Foreign Government Obligations	45.0%
Financials	14.6%
Collateralized Mortgage Obligations	14.1%	Global Equity Fund
U.S. Government	6.1%	Consumer Staples	16.6%
Energy	2.4%	Financials	15.6%
Certificate of Deposit	2.3%	Health Care	15.0%
U.S. Government Agency	1.3%	Industrials	14.3%
Consumer Discretionary	1.2%	Consumer Discretionary	14.1%
Asset Backed Securities	1.0%	Information Technology	9.9%
Telecommunication Services	0.6%	Energy	7.0%
Consumer Staples	0.6%	Materials	2.7%
Industrials	0.6%	Telecommunication Services	2.2%
Information Technology	0.4%	Short-Term Investments & Other	2.6%
Materials	0.4%
Purchased Options	0.1%	Total	100.0%
Short-Term Investments & Other	9.3%

Total	100.0%

203

International Growth Opportunities Fund		International Growth Stock Fund
Financials	25.6%	Consumer Discretionary	21.4%
Consumer Discretionary	18.2%	Financials	15.9%
Information Technology	18.1%	Information Technology	13.0%
Industrials	14.5%	Industrials	10.0%
Materials	7.2%	Health Care	10.0%
Consumer Staples	5.7%	Consumer Staples	8.3%
Health Care	4.4%	Energy	8.2%
Telecommunication Services	4.3%	Materials	3.6%
Energy	0.6%	Utilities	0.9%
Short-Term Investments & Other	1.4%	Short-Term Investments & Other	8.7%

Total	100.0%	Total	100.0%

International Small Cap Fund		International Value Fund
Consumer Discretionary	28.6%	Financials	25.6%
Industrials	16.6%	Energy	18.3%
Financials	12.6%	Health Care	13.3%
Information Technology	12.4%	Industrials	8.2%
Consumer Staples	7.3%	Information Technology	7.5%
Health Care	5.6%	Consumer Discretionary	7.3%
Energy	5.3%	Telecommunication Services	6.7%
Materials	5.1%	Materials	5.4%
Utilities	1.4%	Consumer Staples	3.6%
Short-Term Investments & Other	5.1%	Utilities	0.4%
		Short-Term Investments & Other	3.7%
Total	100.0%
		Total	100.0%

204

John Hancock Funds II

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the funds are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes  into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

205

As of May 31, 2014, all investments for All Cap Core Fund, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Moderate Portfolio, Small Company Growth Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

All investments for Real Estate Securities Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds which are categorized as Level 2.

All investments for Asia Pacific Total Return Bond Fund and Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

All investments for Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of May 31, 2014,  by major security category or type:

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Fund
U.S. Government & Agency Obligations	$450,584,383	—	$450,584,383	—
Foreign Government Obligations	2,477,334	$21,552	2,455,782	—
Corporate Bonds	800,224,566	11,846,999	786,437,942	$1,939,625
Capital Preferred Securities	19,922,778	—	19,922,778	—
Convertible Bonds	529,781	—	529,781	—
Term Loans	8,317,444	—	8,317,444	—
Municipal Bonds	1,492,785	—	1,492,785	—
Collateralized Mortgage Obligations	351,707,698	1,087,993	350,503,911	115,794
Asset Backed Securities	88,535,616	2,318,930	81,560,939	4,655,747
Common Stocks	9	—	9	—
Preferred Securities	8,681,537	—	8,681,537	—
Escrow Certificates	204,400	—	204,400	—
Securities Lending Collateral	5,192,391	—	5,192,391	—
Short-Term Investments	97,318,053	—	97,318,053	—
Total Investments in Securities	$1,835,188,775	$15,275,474	$1,813,202,135	$6,711,166

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Fund
Common Stocks
Consumer Discretionary	$301,185,243	$281,306,275	$19,878,968	—
Consumer Staples	89,881,593	61,044,483	28,837,110	—
Energy	139,099,608	125,991,352	10,184,609	$2,923,647
Financials	173,858,107	170,489,658	3,368,449	—
Health Care	248,808,624	224,106,621	24,702,003	—
Industrials	268,629,619	239,332,021	29,297,598	—
Information Technology	369,927,957	343,171,069	26,756,888	—
Materials	74,744,069	58,963,182	15,780,887	—
Telecommunication Services	10,838,951	8,679,944	2,159,007	—
Utilities	15,361,965	12,997,177	2,364,788	—
Preferred Securities
Financials	372,593	—	—	372,593
Industrials	39,893	—	39,893	—
Information Technology	6,497,555	—	—	6,497,555
Warrants	1,961,472	—	1,961,472	—
Purchased Options	23,100	23,100	—	—
Securities Lending Collateral	120,221,211	120,221,211	—	—
Short-Term Investments	51,300,000	—	51,300,000	—
Total Investments in Securities	$1,872,751,560	$1,646,326,093	$216,631,672	$9,793,795
Other Financial Instruments:
Written Options	($122,145)	($122,145)	—	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Blue Chip Growth Fund
Common Stocks
Consumer Discretionary	$718,483,592	$709,193,588	$9,290,004	—
Consumer Staples	60,857,016	60,857,016	—	—
Energy	131,675,328	131,675,328	—	—
Financials	148,777,522	148,777,522	—	—
Health Care	466,497,829	466,497,829	—	—
Industrials	395,843,256	395,843,256	—	—
Information Technology	572,742,782	542,116,001	30,626,781	—
Materials	110,541,650	110,541,650	—	—
Telecommunication Services	64,196,704	53,801,483	10,395,221	—
Securities Lending Collateral	29,717,603	29,717,603	—	—
Short-Term Investments	10,594,946	10,594,946	—	—
Total Investments in Securities	$2,709,928,228	$2,659,616,222	$50,312,006	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Fund
Common Stocks
Consumer Discretionary	$674,812,114	$611,288,904	$63,523,210	—
Consumer Staples	88,349,326	88,349,326	—	—
Energy	109,925,043	109,925,043	—	—
Financials	21,855,361	21,855,361	—	—
Health Care	461,099,818	461,099,818	—	—
Industrials	189,846,653	189,846,653	—	—
Information Technology	641,867,878	641,867,878	—	—
Materials	50,462,837	50,462,837	—	—
Telecommunication Services	29,499,922	29,499,922	—	—
Securities Lending Collateral	85,171,378	85,171,378	—	—
Short-Term Investments	13,307,000	—	13,307,000	—
Total Investments in Securities	$2,366,197,330	$2,289,367,120	$76,830,210	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Fund
Common Stocks
Consumer Discretionary	$194,845,167	$194,845,167	—	—
Consumer Staples	99,015,228	99,015,228	—	—
Energy	43,675,370	43,675,370	—	—
Financials	215,679,658	215,679,658	—	—
Health Care	193,316,562	193,316,562	—	—
Industrials	176,075,777	176,075,777	—	—
Information Technology	132,436,267	132,436,267	—	—
Materials	5,653,015	5,653,015	—	—
Telecommunication Services	43,616,125	43,616,125	—	—
Utilities	79,232,852	79,232,852	—	—
Preferred Securities
Financials	3,835,500	3,835,500	—	—
Utilities	4,583,627	4,583,627	—	—
Corporate Bonds
Consumer Discretionary	61,724,185	—	$61,724,185	—
Consumer Staples	20,180,672	—	20,180,672	—
Energy	89,914,071	—	89,914,071	—
Financials	29,072,815	—	29,072,815	—
Health Care	4,574,415	—	4,574,415	—
Industrials	40,289,691	—	40,289,691	—
Information Technology	10,112,053	—	10,112,053	—
Materials	796,591	—	796,591	—
Telecommunication Services	46,226,135	—	46,226,135	—
Utilities	9,289,557	—	9,289,557	—
Convertible Bonds	3,131,260	—	3,131,260	—
Term Loans
Consumer Discretionary	15,780,550	—	15,780,550	—
Consumer Staples	30,479,026	—	30,479,026	—
Energy	1,118,251	—	1,118,251	—
Health Care	2,478,758	—	2,478,758	—
Telecommunication Services	56,157,920	—	56,157,920	—
Utilities	651,950	—	651,950	—
Asset Backed Securities	12,500,455	—	12,500,455	—
U.S. Government & Agency Obligations	106,530,478	—	106,530,478	—
Short-Term Investments	166,857,857	166,857,857	—	—
Total Investments in Securities	$1,899,831,838	$1,358,823,005	$541,008,833	—
Other Financial Instruments:
Written Options	($3,085,217)	($507,082)	($2,578,135)	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity-Income Fund
Common Stocks
Consumer Discretionary	$187,325,372	$182,280,118	$5,045,254	—
Consumer Staples	86,046,168	86,046,168	—	—
Energy	274,349,827	270,666,528	3,683,299	—
Financials	328,461,649	328,461,649	—	—
Health Care	111,254,821	102,002,123	9,252,698	—
Industrials	267,173,979	267,173,979	—	—
Information Technology	177,797,189	163,901,439	—	$13,895,750
Materials	87,569,206	87,569,206	—	—
Telecommunication Services	64,159,621	52,028,336	12,131,285	—
Utilities	101,376,450	101,376,450	—	—
Preferred Securities	938,240	938,240
Securities Lending Collateral	59,805,713	59,805,713	—	—
Short-Term Investments	135,799,474	135,799,474	—	—
Total Investments in Securities	$1,882,057,709	$1,838,049,423	$30,112,536	$13,895,750

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Global Franchise Fund
Common Stocks
Belgium	$20,141,780	—	$20,141,780	—
France	25,358,023	—	25,358,023	—
Germany	25,820,585	—	25,820,585	—
Ireland	10,394,151	—	10,394,151	—
Netherlands	23,061,299	—	23,061,299	—
Switzerland	18,406,276	—	18,406,276	—
United Kingdom	84,494,021	—	84,494,021	—
United States	226,707,244	$226,707,244	—	—
Short-Term Investments	6,501,000	—	6,501,000	—
Total Investments in Securities	$440,884,379	$226,707,244	$214,177,135	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Value Fund
Common Stocks
Consumer Discretionary	$139,780,535	$136,835,800	$2,944,735	—
Consumer Staples	108,801,816	96,420,192	12,381,624	—
Energy	69,780,016	69,780,016	—	—
Financials	339,564,873	310,456,102	29,108,771	—
Health Care	97,443,247	97,443,247	—	—
Industrials	47,009,673	20,094,849	26,914,824	—
Information Technology	143,374,781	138,886,989	—	$4,487,792
Materials	76,763,621	56,000,172	20,763,449	—
Corporate Bonds	238,273		238,273
Short-Term Investments	37,519,900		37,519,900
Total Investments in Securities	$1,060,276,735	$925,917,367	$129,871,576	$4,487,792

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Fund
Foreign Government Obligations	$270,199,609	—	$270,199,609	—
Corporate Bonds	123,854,851	—	123,854,851	—
U.S. Government & Agency Obligations	44,587,718	—	44,587,718	—
Collateralized Mortgage Obligations	84,440,672	—	84,440,672	—
Asset Backed Securities	5,875,250	—	5,875,250	—
Common Stocks	64,283	$64,283	—	—
Preferred Securities	149,482	149,482	—	—
Purchased Options	569,055	—	569,055	—
Escrow Shares	1,449,000	—	1,449,000	—
Certificate of Deposit	13,715,793	—	13,715,793	—
Short-Term Investments	60,987,935	—	60,987,935	—
Total Investments in Securities	$605,893,648	$213,765	$605,679,883	—
Sale Commitments Outstanding	($1,055,625)	—	($1,055,625)	—
Other Financial Instruments:
Futures	$210,030	$210,030	—	—
Forward Foreign Currency Contracts	($1,781,723)	—	($1,781,723)	—
Written Options	($1,376,779)	—	($1,376,779)	—
Interest Rate Swaps	($3,136,491)	—	($3,136,491)	—
Credit Default Swaps	($234,018)	—	($234,018)	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Equity Fund
Common Stocks
Australia	$6,046,165	—	$6,046,165	—
Belgium	5,902,311	—	5,902,311	—
Bermuda	4,034,488	—	4,034,488	—
France	22,298,348	—	22,298,348	—
Germany	5,432,639	—	5,432,639	—
Hong Kong	5,794,523	—	5,794,523	—
Ireland	10,688,528	$10,688,528	—	—
Italy	8,387,188	—	8,387,188	—
Japan	22,361,325	—	22,361,325	—
Luxembourg	5,662,405	—	5,662,405	—
Netherlands	15,605,136	—	15,605,136	—
Norway	6,147,270	—	6,147,270	—
Singapore	4,499,722	—	4,499,722	—
Switzerland	26,593,863	6,119,244	20,474,619	—
United Kingdom	45,662,758	6,147,939	39,514,819	—
United States	200,336,245	195,520,556	4,815,689	—
Securities Lending Collateral	7,732,489	7,732,489	—	—
Short-Term Investments	9,326,702	9,326,702	—	—
Total Investments in Securities	$412,512,105	$235,535,458	$176,976,647	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Real Estate Fund
Common Stocks
Australia	$20,318,144	—	$20,318,144	—
Canada	12,004,221	$12,004,221	—	—
China	511,666	—	511,666	—
Finland	1,049,329	—	1,049,329	—
France	10,727,202	—	10,727,202	—
Germany	9,729,166	—	9,729,166	—
Hong Kong	24,703,227	—	24,703,227	—
Ireland	1,167,513	—	1,167,513	—
Italy	898,663	—	898,663	—
Japan	42,808,811	—	42,808,811	—
Jersey, Channel Islands	1,718,690	—	1,718,690	—
Netherlands	1,550,584	—	1,550,584	—
Norway	1,643,948	—	1,643,948	—
Singapore	12,704,103	—	12,704,103	—
Spain	1,462,755	—	1,462,755	—
Sweden	1,455,360	—	1,455,360	—
Switzerland	2,201,151	—	2,201,151	—
United Kingdom	19,362,146	—	19,362,146	—
United States	168,469,568	168,469,568	—	—
Warrants	46,898	46,898	—	—
Short-Term Investments	2,929,000	—	2,929,000	—
Total Investments in Securities	$337,462,145	$180,520,687	$156,941,458	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Sciences Fund
Common Stocks
Consumer Staples	$17,532,315	$16,852,379	$679,936	—
Health Care	529,227,207	501,873,088	27,294,152	$59,967
Industrials	17,614,147	17,614,147	—	—
Information Technology	4,130,775	4,130,775	—	—
Preferred Securities
Health Care	1,527,649	—	—	1,527,649
Information Technology	307,268	—	—	307,268
Convertible Bonds	259,251	—	259,251	—
Rights	22,440	22,440	—	—
Short-Term Investments	9,430,818	9,430,818	—	—
Total Investments in Securities	$580,051,870	$549,923,647	$28,233,339	$1,894,884
Other Financial Instruments:
Written Options	($211,975)	($211,975)	—	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
High Yield Fund
Foreign Government Obligations	$12,133,513	—	$12,133,513	—
Corporate Bonds	1,036,182,602	—	1,030,289,754	$5,892,848
Capital Preferred Securities	5,776,902	—	5,776,902	—
Convertible Bonds	340,742	—	340,742	—
Term Loans	25,090,706	—	25,090,706	—
Asset Backed Securities	—	—	—	—
Common Stocks	24,692,489	$12,872,878	—	11,819,611
Municipal Bonds	1,365,494	—	1,365,494	—
Preferred Securities	14,356,372	12,483,584	1,872,788	—
Warrants	324,450	—	324,450	—
Securities Lending Collateral	7,099,352	7,099,352	—	—
Short-Term Investments	13,595,610	13,595,610	—	—
Total Investments in Securities	$1,140,958,232	$46,051,424	$1,077,194,349	$17,712,459
Other Financial Instruments:
Futures	($211,157)	($211,157)	—	—
Forward Foreign Currency Contracts	$632,826	—	$632,826	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Opportunities Fund
Common Stocks
Argentina	$7,452,132	$7,452,132	—	—
Australia	19,453,595	—	$19,453,595	—
Brazil	19,989,725	19,989,725	—	—
Chile	4,145,904	4,145,904	—	—
China	56,231,766	56,231,766	—	—
Denmark	30,128,406	—	30,128,406	—
France	40,002,554	—	40,002,554	—
Germany	20,397,895	—	20,397,895	—
Hong Kong	74,735,287	—	74,735,287	—
Ireland	5,553,668	—	5,553,668	—
Italy	46,876,490	—	46,876,490	—
Japan	86,407,980	—	86,407,980	—
Norway	8,055,473	—	8,055,473	—
Peru	12,312,031	12,312,031	—	—
Portugal	4,170,251	—	4,170,251	—
Russia	8,465,216	—	8,465,216	—
Singapore	3,439,983	—	3,439,983	—
South Korea	20,781,826	—	20,781,826	—
Spain	77,615,278	—	77,615,278	—
Sweden	87,744,942	—	87,744,942	—
Switzerland	54,392,751	—	54,392,751	—
Taiwan	6,280,529	—	6,280,529	—
Turkey	17,099,274	—	17,099,274	—
United Kingdom	111,923,548	—	111,923,548	—
Preferred Securities
Germany	9,603,427	—	9,603,427	—
United Kingdom	240,933	—	240,933	—
Short-Term Investments	10,290,127	10,290,127	—	—
Total Investments in Securities	$843,790,991	$110,421,685	$733,369,306	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Fund
Common Stocks
Australia	$22,973,039	—	$22,973,039	—
Belgium	10,410,301	—	10,410,301	—
Brazil	24,181,792	$24,181,792	—	—
Canada	56,541,875	56,541,875	—	—
China	22,704,815	10,548,138	12,156,677	—
Denmark	16,726,330	—	16,726,330	—
France	33,649,477	—	33,649,477	—
Germany	44,977,496	—	44,977,496	—
Hong Kong	23,319,945	—	23,319,945	—
Ireland	12,085,195	—	12,085,195	—
Israel	13,945,086	13,945,086	—	—
Japan	43,434,052	—	43,434,052	—
Mexico	12,673,484	12,673,484	—	—
Netherlands	18,802,631	—	18,802,631	—
Singapore	30,997,188	11,095,261	19,901,927	—
South Korea	22,744,538	—	22,744,538	—
Spain	8,047,973	—	8,047,973	—
Sweden	16,451,621	—	16,451,621	—
Switzerland	54,783,387	—	54,783,387	—
Taiwan	12,641,218	—	12,641,218	—
Thailand	6,879,365	—	6,879,365	—
Turkey	8,576,662	—	8,576,662	—
United Kingdom	117,926,156	—	117,926,156	—
Short-Term Investments	57,093,840	57,093,840	—	—
Total Investments in Securities	$692,567,466	$186,079,476	$506,487,990	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Cap Fund
Common Stocks
Austria	$5,445,873	—	$5,445,873	—
Bahamas	6,861,137	$6,861,137	—	—
Belgium	7,663,305	—	7,663,305	—
Brazil	4,226,146	4,226,146	—	—
Canada	60,710,041	60,710,041	—	—
China	27,450,551	—	27,450,551	—
Finland	27,273,200	—	27,273,200	—
France	14,027,865	—	14,027,865	—
Germany	41,123,228	—	41,123,228	—
Greece	3,448,617	—	3,448,617	—
Hong Kong	46,469,417	—	44,042,822	$2,426,595
India	7,575,607	—	7,575,607	—
Italy	19,788,426	—	19,788,426	—
Japan	92,757,198	—	92,757,198	—
Luxembourg	3,703,078	—	3,703,078	—
Netherlands	38,051,875	—	38,051,875	—
Norway	8,173,921	—	8,173,921	—
Russia	4,575,502	—	4,575,502	—
Singapore	1,753,562	—	—	1,753,562
South Korea	64,909,599	—	64,909,599	—
Spain	19,952,652	—	19,952,652	—
Sweden	3,764,676	—	3,764,676	—
Switzerland	29,173,140	10,163,210	19,009,930	—
Taiwan	35,958,035	—	35,958,035	—
Thailand	8,742,160	—	8,742,160	—
Turkey	2,494,590	—	2,494,590	—
United Kingdom	59,897,552	—	59,897,552	—
Preferred Securities	5,703,700	—	5,703,700	—
Exchange-Traded Funds	10,559,584	10,559,584	—	—
Rights	226,829	—	226,829	—
Securities Lending Collateral	37,909,453	37,909,453	—	—
Short-Term Investments	28,000,000	—	28,000,000	—
Total Investments in Securities	$728,370,519	$130,429,571	$593,760,791	$4,180,157

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Fund
Common Stocks
Belgium	$4,305,148	—	$4,305,148	—
Brazil	23,514,392	$23,514,392	—	—
Canada	125,390,971	125,390,971	—	—
China	87,065,540	10,147,405	76,918,135	—
Denmark	9,043,776	—	9,043,776	—
France	305,984,855	—	305,984,855	—
Germany	140,730,402	—	140,730,402	—
Hong Kong	56,539,791	—	50,105,347	$6,434,444
India	23,305,839	—	23,305,839	—
Ireland	17,741,357	—	17,741,357	—
Israel	18,465,405	18,465,405	—	—
Italy	78,639,282	—	78,639,282	—
Japan	132,776,522	—	132,776,522	—
Netherlands	141,908,205	—	141,908,205	—
Norway	49,331,653	—	49,331,653	—
Russia	18,647,769	11,319,461	7,328,308	—
South Korea	221,010,693	40,352,211	180,658,482	—
Spain	31,479,130	—	31,479,130	—
Sweden	15,217,408	—	15,217,408	—
Switzerland	151,847,266	—	151,847,266	—
Thailand	5,994,549	—	5,994,549	—
United Arab Emirates	5,856,063	—	5,856,063	—
United Kingdom	367,858,492	16,920,446	350,938,046	—
United States	35,785,695	35,785,695	—	—
Securities Lending Collateral	59,320,257	59,320,257	—	—
Short-Term Investments	63,000,000	—	63,000,000	—
Total Investments in Securities	$2,190,760,460	$341,216,243	$1,843,109,773	$6,434,444

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment Quality Bond Fund
U.S. Government & Agency Obligations	$193,754,039	—	$193,754,039	—
Foreign Government Obligations	16,340,130	—	16,340,130	—
Corporate Bonds	137,452,229	—	137,452,229	—
Capital Preferred Securities	365,727	—	365,727	—
Municipal Bonds	8,245,947	—	8,245,947	—
Term Loans	18,068,034	—	18,068,034	—
Collateralized Mortgage Obligations	55,714,083	—	55,024,014	$690,069
Asset Backed Securities	15,269,295	—	15,269,295	—
Preferred Securities	890,500	$890,500	—	—
Purchased Options	155,121	—	155,121	—
Securities Lending Collateral	375,649	375,649	—	—
Short-Term Investments	107,700,000	—	107,700,000	—
Total Investments in Securities	$554,330,754	$1,266,149	$552,374,536	$690,069
Other Financial Instruments:
Futures	$132,486	$132,486	—	—
Forward Foreign Currency Contracts	($176,887)	—	($176,887)	—
Interest Rate Swaps	($501,472)	—	($501,472)	—
Credit Default Swaps	($796,669)	—	($796,669)	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Fund
Common Stocks
Consumer Discretionary	$394,665,126	$376,685,174	$17,979,952	—
Consumer Staples	97,759,535	97,759,535	—	—
Energy	72,881,682	72,881,682	—	—
Financials	87,470,963	61,777,930	25,693,033	—
Health Care	228,897,084	213,610,017	15,287,067	—
Industrials	295,990,779	295,990,779	—	—
Information Technology	371,339,156	371,339,156	—	—
Materials	40,979,663	40,979,663	—	—
Preferred Securities	35,666,063	—	—	$35,666,063
Warrants	301,755	301,755	—	—
Securities Lending Collateral	109,030,348	109,030,348	—	—
Short-Term Investments	5,900,000	—	5,900,000	—
Total Investments in Securities	$1,740,882,154	$1,640,356,039	$64,860,052	$35,666,063

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Fund
Common Stocks
Consumer Discretionary	$101,204,600	$99,323,691	$1,880,909	—
Consumer Staples	84,543,058	84,543,058	—	—
Energy	104,559,354	104,559,354	—	—
Financials	269,665,507	265,276,228	4,389,279	—
Health Care	91,218,409	91,218,409	—	—
Industrials	102,801,878	102,801,878	—	—
Information Technology	48,885,958	48,885,958	—	—
Materials	81,255,555	78,919,781	2,335,774	—
Telecommunication Services	8,181,544	8,181,544	—	—
Utilities	98,801,732	98,801,732	—	—
Preferred Securities
Energy	2,565,315	2,565,315	—	—
Financials	313,724	313,724	—	—
Convertible Bonds
Financials	788,651	—	788,651	—
Industrials	3,990,381	—	3,990,381	—
Securities Lending Collateral	63,504,014	63,504,014	—	—
Short-Term Investments	61,700,503	61,700,503	—	—
Total Investments in Securities	$1,123,980,183	$1,110,595,189	$13,384,994	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Shares Fund
Common Stocks
Consumer Discretionary	$39,215,753	$29,989,546	$9,226,207	—
Consumer Staples	49,925,671	32,385,929	17,539,742	—
Energy	45,939,244	32,015,776	13,923,468	—
Financials	71,775,853	59,727,303	12,048,550	—
Health Care	52,682,105	49,389,721	3,292,384	—
Industrials	16,401,111	8,535,934	7,865,177	—
Information Technology	45,883,311	42,823,514	3,059,797	—
Materials	19,846,630	13,772,634	6,073,996	—
Telecommunication Services	7,293,926	—	7,293,926	—
Utilities	5,611,436	5,611,436	—	—
Corporate Bonds
Consumer Discretionary	2,143,845	—	2,143,845	—
Energy	1,993,305	—	1,993,305	—
Industrials	2,096,788	—	2,096,788	—
Information Technology	4,733,352	—	4,733,352	—
Utilities	1,597,500	—	1,597,500	—
Municipal Bonds	1,089,718	—	1,089,718	—
Term Loans	14,434,444	—	14,434,444	—
Securities Lending Collateral	5,938,354	5,938,354	—	—
Short-Term Investments	16,998,626	—	16,998,626	—
Total Investments in Securities	$405,600,972	$280,190,147	$125,410,825	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($331,467)	—	($331,467)	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Return Bond Fund
U.S. Government & Agency Obligations	$524,767,703	—	$524,767,703	—
Foreign Government Obligations	45,544,429	—	45,544,429	—
Corporate Bonds	12,431,990	—	12,031,974	$400,016
Municipal Bonds	550,509	—	550,509	—
Collateralized Mortgage Obligations	13,654,189	—	13,654,189	—
Asset Backed Securities	18,092,248	—	18,092,248	—
Common Stocks	18,067	$18,067	—	—
Purchased Options	32,873	—	32,873	—
Short-Term Investments	5,708,994	—	5,708,994	—
Total Investments in Securities	$620,801,002	$18,067	$620,382,919	$400,016
Other Financial Instruments:
Futures	$42,528	$42,528	—	—
Forward Foreign Currency Contracts	$963,908	—	$963,908	—
Written Options	($105,649)	—	($105,649)	—
Inflation Swaps	$177,372	—	$177,372	—
Interest Rate Swaps	($2,914,291)	—	($2,914,291)	—
Credit Default Swaps	$310,874	—	$310,874	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Redwood Fund
Common Stocks
Consumer Discretionary	$101,374,898	$101,374,898	—	—
Consumer Staples	15,605,606	15,605,606	—	—
Energy	15,246,560	15,246,560	—	—
Financials	26,200,041	26,200,041	—	—
Health Care	66,417,506	66,417,506	—	—
Industrials	30,922,693	30,922,693	—	—
Information Technology	52,199,736	52,199,736	—	—
Materials	2,994,880	2,994,880	—	—
Short-Term Investments	263,562,970	263,562,970	—	—
Total Investments in Securities	$574,524,890	$574,524,890	—	—
Other Financial Instruments:
Written Options	($52,843,482)	($51,700,026)	($1,143,456)	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Fund
Common Stocks
Consumer Discretionary	$114,528,115	$114,528,115	—	—
Consumer Staples	715,205	—	$715,205	—
Health Care	28,174,816	28,174,816	—	—
Industrials	6,294,663	6,294,663	—	—
Information Technology	785,372,189	735,448,158	34,830,433	$15,093,598
Telecommunication Services	18,538,186	4,013,177	14,525,009	—
Preferred Securities	1,271,211	—	—	1,271,211
Securities Lending Collateral	72,904,713	72,904,713	—	—
Short-Term Investments	22,769,878	12,474,878	10,295,000	—
Total Investments in Securities	$1,050,568,976	$973,838,520	$60,365,647	$16,364,809

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Growth Fund
Common Stocks
Consumer Discretionary	$30,188,490	$30,188,490	—	—
Consumer Staples	6,360,560	6,360,560	—	—
Energy	8,843,292	8,843,292	—	—
Financials	18,820,642	18,820,642	—	—
Health Care	36,683,491	36,683,491	—	—
Industrials	48,241,997	48,241,997	—	—
Information Technology	63,934,490	63,748,799	—	$185,691
Materials	6,627,517	3,602,751	$3,024,766	—
Preferred Securities
Consumer Discretionary	1,032,635	—	—	1,032,635
Information Technology	3,194,947	—	—	3,194,947
Securities Lending Collateral	10,998,326	10,998,326	—	—
Short-Term Investments	3,900,000	—	3,900,000	—
Total Investments in Securities	$238,826,387	$227,488,348	$6,924,766	$4,413,273

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Opportunities Fund
Common Stocks
Consumer Discretionary	$26,144,517	$26,144,517	—	—
Consumer Staples	4,715,438	4,715,438	—	—
Energy	17,311,840	17,311,840	—	—
Financials	44,737,511	44,737,158	—	$353
Health Care	19,162,915	19,157,133	—	5,782
Industrials	35,625,361	35,625,361	—	—
Information Technology	34,178,750	34,178,750	—	—
Materials	12,558,149	12,558,149	—	—
Telecommunication Services	1,303,907	1,295,074	—	8,833
Utilities	1,470,026	1,470,026	—	—
Warrants	299	—	$299	—
Securities Lending Collateral	10,829,265	10,829,265	—	—
Short-Term Investments	1,823,828	1,823,828	—	—
Total Investments in Securities	$209,861,806	$209,846,539	$299	$14,968

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Spectrum Income Fund
U.S. Government & Agency Obligations	$245,243,352	—	$245,243,352	—
Foreign Government Obligations	157,824,102	—	157,824,102	—
Corporate Bonds	418,916,639	—	418,916,639	—
Capital Preferred Securities	633,329	—	633,329	—
Municipal Bonds	7,813,503	—	7,813,503	—
Term Loans	14,611,285	—	14,611,285	—
Collateralized Mortgage Obligations	31,964,355	—	31,964,355	—
Asset Backed Securities	31,815,171	—	31,815,171	—
Common Stocks	140,263,610	$136,368,477	2,604,008	$1,291,125
Preferred Securities	1,432,708	676,333	756,375	—
Securities Lending Collateral	5,078,476	5,078,476	—	—
Short-Term Investments	47,321,106	45,097,113	2,223,993	—
Total Investments in Securities	$1,102,917,636	$187,220,399	$914,406,112	$1,291,125
Other Financial Instruments:
Futures	($186,429)	($186,429)	—	—
Forward Foreign Currency Contracts	$471,596	—	$471,596	—
Credit Default Swaps	$38,754	$38,754	—	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Fund
Common Stocks
Consumer Discretionary	$627,744,558	$463,134,569	$164,609,989	—
Consumer Staples	504,803,554	344,383,483	160,420,071	—
Energy	479,425,968	377,173,538	102,252,430	—
Financials	1,024,571,308	654,494,129	370,077,179	—
Health Care	629,312,021	493,879,210	135,432,070	$741
Industrials	620,887,632	443,909,373	176,978,259	—
Information Technology	811,751,665	709,020,423	102,731,242	—
Materials	273,309,050	157,142,181	116,166,869	—
Telecommunication Services	168,715,505	92,799,686	75,895,881	19,938
Utilities	180,817,303	124,711,081	56,106,222	—
Preferred Securities
Consumer Discretionary	7,124,156	205,404	6,918,752	—
Consumer Staples	2,553,084	413,507	2,139,577	—
Energy	2,094,911	2,094,911	—	—
Financials	5,536,202	5,536,202	—	—
Industrials	97,632	56,955	40,677	—
Information Technology	1,548,818	—	1,548,818	—
Materials	2,899,335	2,468,976	430,359	—
Telecommunication Services	443,144	443,144	—	—
Utilities	697,157	697,157	—	—
Exchange-Traded Funds	18,790,938	18,790,938	—	—
Rights	85,605	79,783	5,822	—
Warrants	20,043	15,792	4,251	—
Securities Lending Collateral	121,161,474	121,161,474	—	—
Short-Term Investments	236,889,000	—	236,889,000	—
Total Investments in Securities	$5,721,280,063	$4,012,611,916	$1,708,647,468	$20,679
Other Financial Instruments:
Futures	$9,894,285	$9,894,285	—	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
U.S. Government & Agency Obligations	$1,182,054,957	—	$1,182,054,957	—
Foreign Government Obligations	389,966,287	—	389,966,287	—
Corporate Bonds	540,952,103	—	529,251,635	$11,700,468
Municipal Bonds	154,800,847	—	154,800,847	—
Collateralized Mortgage Obligations	216,558,736	—	216,558,736	—
Asset Backed Securities	18,469,468	—	18,469,468	—
Preferred Securities	40,762,240	$40,762,240	—	—
Short-Term Investments	233,780,966	—	233,780,966	—
Total Investments in Securities	$2,777,345,604	$40,762,240	$2,724,882,896	$11,700,468
Sale Commitments Outstanding	($2,247,371)	—	($2,247,371)	—
Other Financial Instruments:
Futures	$3,502,308	$3,502,308	—	—
Forward Foreign Currency Contracts	$3,611,086	—	$3,611,086	—
Written Options	($929,053)	—	($929,053)	—
Interest Rate Swaps	$19,417,298	—	$19,417,298	—
Credit Default Swaps	$1,070,604	—	$1,070,604	—

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. High Yield Bond Fund
Corporate Bonds	$550,635,280	—	$550,635,280	—
Capital Preferred Securities	1,764,000	—	1,764,000	—
Term Loans	86,020,883	—	86,020,883	—
Common Stocks	7,500	—	7,500	—
Preferred Securities	1,583,678	$1,575,238	5,080	$3,360
Securities Lending Collateral	5,563,875	5,563,875	—	—
Short-Term Investments	42,376,198	42,376,198	—	—
Total Investments in Securities	$687,951,414	$49,515,311	$638,432,743	$3,360

	Total Market Value at 5-31-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Value Fund
Common Stocks
Consumer Discretionary	$51,625,856	$51,625,856	—	—
Consumer Staples	16,733,010	16,733,010	—	—
Energy	30,483,846	23,125,192	$7,358,654	—
Financials	99,967,134	99,967,134	—	—
Health Care	43,743,502	43,743,502	—	—
Industrials	52,115,327	52,115,327	—	—
Information Technology	43,923,553	43,923,553	—	—
Materials	23,949,850	23,949,850	—	—
Telecommunication Services	11,222,869	11,222,869	—	—
Utilities	12,604,062	12,604,062	—	—
Short-Term Investments	18,777,488	18,777,488	—	—
Total Investments in Securities	$405,146,497	$397,787,843	$7,358,654	—

For Science & Technology Fund, securities with market value of approximately $15,098,805 at the beginning of the year were transferred from Level 1 to Level 3 during the period since quoted prices in active markets for identical securities were no longer available and the securities were valued using significant unobservable inputs, as described above.

For Science & Technology Fund, securities with market value of approximately $385,012 at the beginning of the year were transferred from Level 3 to Level 2 during the period since significant observable inputs became available.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Yield Fund
	Corporate Bonds	Common Stocks	Totals
Balance as of 8-31-13	$2,484,753	$12,430,043	$14,914,796
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	1,065,681	(3,199,712)	(2,134,031)
Purchases	3,268,593	2,589,280	5,857,873
Sales	(926,179)	—	(926,179)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 5-31-14	$5,892,848	$11,819,611	$17,712,459
Change in unrealized at period end*	$171,339	($3,199,712)	($2,134,031)

Mid Cap Stock Fund
	Preferred Securities	Totals
Balance as of 8-31-13	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	$35,666,063	$35,666,063
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 5-31-14	$35,666,063	$35,666,063
Change in unrealized at period end*	—	—

Science & Technology Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-13	$385,012	—	$385,012
Realized gain (loss)	3,989	—	3,989
Change in unrealized appreciation (depreciation)	(25,919)	$606,096	580,177
Purchases	1,450,848	665,115	2,115,963
Sales	(1,434,125)	—	(1,434,125)
Transfers into Level 3	15,098,805	—	15,098,805
Transfers out of Level 3	(385,012)	—	(385,012)
Balance as of 5-31-14	$15,093,598	$1,271,211	$16,364,809
Change in unrealized at period end*	($25,919)	$606,096	$580,177

Small Cap Growth Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-13	—	$860,529	$860,529
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	($137,004)	726,652	589,648
Purchases	322,695	$2,640,401	2,963,096
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 5-31-14	$185,691	$4,227,582	$4,413,273
Change in unrealized at period end*	($137,004)	$726,652	$589,648

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below:

High Yield Fund
	Fair Value at 5-31-14	Valuation Technique	Unobservable Inputs	Input/ Range

Corporate Bonds	$5,254,694	Market Approach	Yield spread	408bps - 756bps (weighted average 607bps)
	638,154	Market Approach	Aged transactions	$75.25
	$5,892,848

Common Stocks	$327,014	Market Approach	Aged transactions	$2.00
	11,492,596	Market Approach	EV/EBITDA multiple Discount for lack of marketability	6.14x - 10.05x (weighted average 7.27x) 10% - 20%
	$11,819,610

Total	$17,712,458

Increases/decreases in yield spreads, aged transactions, enterprise value ("EV"), or earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Mid Cap Stock Fund
	Fair Value at 5-31-14	Valuation Technique	Unobservable Inputs	Input/ Range

Preferred Stock	$35,666,063	Market Approach	Aged transactions	$1.58 - $28.93 (weighted average $11.80)

Increases/decreases in aged transactions may result in increases/decreases in security valuation.

Science & Technology Fund
	Fair Value at 5-31-14	Valuation Technique	Unobservable Inputs	Input/ Range

Common Stocks	$15,093,598	Market Approach	Aged transactions	$13.75 - $16.00 (weighted average $13.97)

Preferred Stock	1,271,211	Market Approach	Aged transactions	$27.82

Total	$16,364,809

Increases/decreases in aged transactions may result in increases/decreases in security valuation.

Small Cap Growth
	Fair Value at 5-31-14	Valuation Technique	Unobservable Inputs	Input/ Range

Common Stocks	$185,691	Market Approach	EV to revenue multiple Illiquidity discount	3.28x 10%

Preferred Stock	$2,591,580	Market Approach	Aged transactions	$2.91 - $27.82 (weighted average $15.94)
	1,032,635	Market Approach	EV/EBITDA multiple Discount for lack of marketability	11.28x 10%
	603,367	Market Approach	Probability-weighted expected price Implied discount rate at time of purchase	$4.12 27%
	$4,227,582

Total	$4,413,273

Increases/decreases in enterprise value ("EV") to revenue multiple, aged transactions, enterprise value ("EV"), earnings before interest, taxes, depreciation and amortization (“EBITDA”), or probability-weighted expected price multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for illiquidity discount, lack of marketability, or implied discount may result in decreases/increases in security valuation.

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the funds for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, the funds deliver a security, as collateral, in exchange for cash to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The funds are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.

The following table summarizes the reverse repurchase agreements held at May 31, 2014:

Fund	Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
Real Return Bond Fund	Bank of Nova Scotia*	0.08%	5/5/2014	6/6/2014	$1,314,000	($1,314,076)
Real Return Bond Fund	Bank of Nova Scotia**	0.09%	5/13/2014	7/15/2014	$18,673,125	($18,673,965)
Real Return Bond Fund	JPMorgan Chase***	0.08%	5/16/2014	7/16/2014	$3,512,000	($3,512,117)
Real Return Bond Fund	Royal Bank of Scotland****	0.09%	5/1/2014	6/2/2014	$18,914,625	($18,916,044)

*Reverse repurchase agreement with Bank of Nova Scotia dated 05/05/2014 at 0.080% to be repurchased at $1,314,093 on 06/06/2014, collateralized by $1,276,920 Treasury Inflation Indexed Notes, 0.125% due 04/15/2016 (valued at $1,310,240, including interest)

**Reverse repurchase agreement with Bank of Nova Scotia dated 05/13/2014 at 0.090% to be repurchased at $18,676,066 on 07/15/2014, collateralized by $18,294992, Treasury Inflation Indexed Notes, 0.125% - 1.625% due 01/15/2015 to 04/15/2019 (valued at $18,435,240, including interest)

***Reverse repurchase agreement with JPMorgan Chase dated 05/16/2014 at 0.080% to be repurchased at $3,512,476 on 07/16/2014, collateralized by $3,414,304 Treasury Inflation Indexed Notes, 0.125% due 04/15/2016 (valued at $3,503,397, including interest)

****Reverse repurchase agreement with Royal Bank of Scotland dated 05/01/2014 at 0.090% to be repurchased at $18,916,138 on 06/02/2014, collateralized by $16,823,574 Treasury Inflation Indexed Notes, 1.875% due 07/15/2019 (valued at $18,844,573, including interest)

When-issued/delayed delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. The fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

At May 31, 2014,  Active Bond Fund had $360,000  in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative instruments. Certain funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position.

Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

All Cap Core Fund
The fund used futures contracts to substitute for securities purchased. The following table summarizes the contracts held at May 31, 2014.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
All Cap Core Fund	S&P 500 Index E-Mini Futures	91	Long	Jun 2014	8,434,701	8,742,825	$308,124
							$308,124

Asia Pacific Total Return Bond Fund
The fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at May 31, 2014.
FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Asia Pacific Total Return Bond Fund	10-Year U.S. Treasury Note Futures	205	Short	Jun 2014	($25,554,725)	($25,897,266)	($342,541)
							($342,541)

Global Bond Fund

The fund used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The following table summarizes the contracts held at May 31, 2014.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Fund	3-Month EURIBOR Futures	67	Long	Jun 2014	$22,771,204	$22,774,538	$3,334
	3-Month EURIBOR Futures	66	Long	Sep 2014	22,425,714	22,446,991	21,277
	3-Month EURIBOR Futures	47	Long	Dec 2014	15,963,419	15,986,580	23,161
	3-Month Sterling Futures	435	Long	Sep 2014	90,502,325	90,610,113	107,788
	10-Year U.S. Treasury Note Futures	231	Long	Sep 2014	29,020,019	28,994,109	(25,910)
	Euro-BTP Italian Government Bond Futures	183	Long	Sep 2014	30,873,582	30,867,740	(5,842)
	Eurodollar Futures	376	Long	Jun 2014	93,711,940	93,786,150	74,210
	Eurodollar Futures	578	Long	Sep 2014	143,983,754	144,153,200	169,446
	Eurodollar Futures	184	Long	Dec 2014	45,810,788	45,878,100	67,312
	Mid-Term Euro-OAT Futures	128	Long	Jun 2014	21,686,474	22,087,828	401,354
	3-Month Sterling Futures	209	Short	Sep 2015	(43,181,736)	(43,206,084)	(24,348)
	3-Year Australian Treasury Bond Futures	18	Short	Jun 2014	(1,818,577)	(1,829,907)	(11,330)
	5-Year U.S. Treasury Note Futures	18	Short	Sep 2014	(2,150,985)	(2,155,641)	(4,656)
	10-Year Australian Treasury Bond Futures	115	Short	Jun 2014	(12,396,966)	(12,793,885)	(396,919)
	10-Year Canada Government Bond Futures	146	Short	Sep 2014	(18,144,771)	(18,290,731)	(145,960)
	German Euro BUND Futures	106	Short	Sep 2014	(21,030,277)	(21,045,536)	(15,259)
	U.K. Long Gilt Bond Futures	18	Short	Sep 2014	(3,314,176)	(3,341,804)	(27,628)
							$210,030

High Yield Fund
The fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at May 31, 2014.
FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
High Yield Fund	10-Year U.S. Treasury Note Futures	524	Short	Sep 2014	($65,576,391)	($65,770,188)	($193,797)
	U.S. Treasury Long Bond Futures	17	Short	Sep 2014	(2,319,609)	(2,336,969)	(17,360)
							($211,157)

Investment Quality Bond Fund

The fund used futures contracts to gain exposure to treasuries market, manage against anticipated interest rate changes, and manage duration of the fund. The following table summarizes the contracts held at May 31, 2014.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Investment Quality Bond Fund	2-Year U.S. Treasury Note Futures	99	Long	Sep 2014	$21,752,321	$21,756,797	$4,476
	5-Year U.S. Treasury Note Futures	484	Long	Sep 2014	57,891,876	57,962,781	70,905
	U.S. Treasury Ultra Bond Futures	10	Long	Sep 2014	1,490,199	1,502,812	12,613
	10-Year U.S. Treasury Note Futures	275	Short	Sep 2014	(34,554,311)	(34,516,797)	37,514
	U.S. Treasury Long Bond Futures	28	Short	Sep 2014	(3,856,103)	(3,849,125)	6,978
							$132,486

Real Return Bond Fund

The fund used futures contracts to gain exposure to treasuries market, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The following table summarizes the contracts held at May 31, 2014.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

Real Return Bond Fund	5-Year U.S. Treasury Note Futures	426	Long	Sep 2014	$50,959,617	$51,016,828	$57,211
	German Euro BUND Futures	102	Short	Sep 2014	(20,236,682)	(20,251,365)	(14,683)
							$42,528

Short Term Government Income Fund
The fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at May 31, 2014.
FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short Term Government Income Fund	5-Year U.S. Treasury Note Futures	190	Short	Sep 2014	($22,725,235)	($22,753,984)	($28,749)
							($28,749)

Spectrum Income Fund

The fund used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, manage duration of the fund, and substitute for securities purchased. The following table summarizes the contracts held at May 31, 2014.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Spectrum Income Fund	5-Year U.S. Treasury Note Futures	82	Long	Sep 2014	$9,801,115	$9,820,141	$19,026
	10-Year U.S. Treasury Note Futures	71	Long	Sep 2014	8,886,689	8,911,609	24,920
	EURO-SCHATZ Futures	5	Long	Sep 2014	754,136	753,924	(212)
	U.S. Treasury Long Bond Futures	2	Long	Sep 2014	272,536	274,938	2,402
	U.S. Treasury Ultra Bond Futures	2	Long	Sep 2014	297,971	300,562	2,591
	2-Year U.S. Treasury Note Futures	4	Short	Sep 2014	(878,615)	(879,062)	(447)
	5-Year Interest Rate Swap Futures	56	Short	Jun 2014	(5,639,659)	(5,700,625)	(60,966)
	5-Year U.S. Treasury Note Futures	15	Short	Sep 2014	(1,792,045)	(1,796,367)	(4,322)
	10-Year Canada Government Bond Futures	17	Short	Sep 2014	(2,122,172)	(2,129,743)	(7,571)
	10-Year U.S. Treasury Note Futures	233	Short	Sep 2014	(29,095,677)	(29,245,141)	(149,464)
	German Euro BOBL Futures	24	Short	Sep 2014	(4,172,186)	(4,174,183)	(1,997)
	German Euro BUND Futures	10	Short	Sep 2014	(1,982,551)	(1,985,428)	(2,877)
	U.S. Treasury Long Bond Futures	4	Short	Sep 2014	(545,303)	(549,875)	(4,572)
	U.S. Treasury Ultra Bond Futures	1	Short	Sep 2014	(147,341)	(150,281)	(2,940)
							($186,429)

Strategic Equity Allocation Fund
The fund used futures contracts as a substitute for securities purchase. The following table summarizes the contracts held at May 31, 2014.
FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Equity Allocation Fund	Mini MSCI EAFE Index Futures	1,247	Long	Jun 2014	$117,607,756	$122,124,945	$4,517,189
	Mini MSCI Emerging Markets Index Futures	427	Long	Jun 2014	20,870,576	21,875,210	1,004,634
	Russell 2000 Mini Index Futures	99	Long	Jun 2014	10,950,469	11,218,680	268,211
	S&P 500 Index Futures	198	Long	Jun 2014	91,589,215	95,114,250	3,525,035
	S&P Mid 400 Index E-Mini Futures	205	Long	Jun 2014	27,645,184	28,224,400	579,216
							$9,894,285

Total Return Fund

The fund used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The following table summarizes the contracts held at May 31, 2014.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Fund	3-Month EURIBOR Futures	73	Long	Mar 2015	$24,787,891	$24,828,976	$41,085
	3-Month EURIBOR Futures	73	Long	Jun 2015	24,770,630	24,825,244	54,614
	3-Month EURIBOR Futures	73	Long	Sep 2015	24,749,774	24,817,781	68,007
	3-Month EURIBOR Futures	73	Long	Dec 2015	24,759,044	24,807,830	48,786
	5-Year U.S. Treasury Note Futures	2,895	Long	Sep 2014	346,176,735	346,698,869	522,134
	10-Year U.S. Treasury Note Futures	3,619	Long	Sep 2014	454,230,325	454,241,047	10,722
	Eurodollar Futures	1,244	Long	Sep 2015	308,320,555	308,962,950	642,395
	Eurodollar Futures	6,915	Long	Dec 2015	1,712,112,113	1,713,623,438	1,511,325
	Eurodollar Futures	2,499	Long	Mar 2016	617,221,046	617,752,800	531,754
	Eurodollar Futures	344	Long	Jun 2016	84,734,981	84,804,600	69,619
	Eurodollar Futures	142	Long	Sep 2016	34,916,620	34,910,700	(5,920)
	Eurodollar Futures	10	Long	Dec 2016	2,448,510	2,452,125	3,615
	Eurodollar Futures	10	Long	Mar 2017	2,442,885	2,446,875	3,990
	U.S. Treasury Long Bond Futures	33	Long	Sep 2014	4,536,287	4,536,469	182
							$3,502,308
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

Asia Pacific Total Return Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at May 31, 2014.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Asia Pacific Total Return Bond Fund	USD	29,580,480	AUD	32,000,000	Royal Bank of Canada	6/27/2014	-	($150,630)	($150,630)
	USD	16,000,000	KRW	16,549,600,000	Royal Bank of Canada	6/9/2014	-	(221,281)	(221,281)
	USD	12,361,975	NZD	14,500,000	Royal Bank of Canada	6/27/2014	$73,877	-	73,877
	USD	16,895,002	SGD	21,200,000	Royal Bank of Canada	6/27/2014	-	(7,072)	(7,072)
							$73,877	($378,983)	($305,106)

Global Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at May 31, 2014.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Bond Fund	AUD	26,983,639	USD	24,963,779	BNP Paribas SA	6/3/2014	$148,540	-	$148,540
	BRL	92,159	USD	41,586	Bank of America, N.A.	6/3/2014	-	($449)	(449)
	BRL	451,428	USD	202,889	Barclays Capital	6/3/2014	-	(1,386)	(1,386)
	BRL	2,383,422	USD	1,068,481	BNP Paribas SA	6/3/2014	-	(4,595)	(4,595)
	BRL	983,181	USD	439,116	Citibank N.A.	6/3/2014	-	(255)	(255)
	BRL	365,885	USD	163,414	Credit Suisse International	6/3/2014	-	(95)	(95)
	BRL	49,390	USD	22,037	Deutsche Bank AG London	6/3/2014	8	-	8
	BRL	2,170,915	USD	970,516	UBS AG	6/3/2014	-	(1,488)	(1,488)
	BRL	983,181	USD	434,690	Citibank N.A.	7/2/2014	622	-	622
	BRL	365,885	USD	163,476	Credit Suisse International	7/2/2014	-	(1,478)	(1,478)
	BRL	456,264	USD	202,030	Deutsche Bank AG London	7/2/2014	-	(15)	(15)
	BRL	211,962	USD	93,789	UBS AG	7/2/2014	59	-	59
	CAD	3,105,000	USD	2,806,086	Citibank N.A.	6/19/2014	56,347	-	56,347
	CLP	504,472,800	USD	888,000	Deutsche Bank AG London	6/9/2014	29,570	-	29,570
	CLP	335,072,000	USD	592,000	Goldman Sachs Capital Markets LP	6/9/2014	17,452	-	17,452
	CNY	17,032,016	USD	2,741,793	Barclays Capital	7/23/2014	-	(22,522)	(22,522)
	CNY	14,598,871	USD	2,349,919	Citibank N.A.	7/23/2014	-	(19,115)	(19,115)
	CNY	20,283,065	USD	3,264,091	UBS AG	7/23/2014	-	(25,771)	(25,771)
	CNY	3,868,200	USD	630,000	Bank of America, N.A.	9/8/2015	-	(18,717)	(18,717)
	CNY	6,668,200	USD	1,092,925	Barclays Capital	9/8/2015	-	(39,164)	(39,164)
	CNY	30,936,600	USD	5,114,017	Citibank N.A.	9/8/2015	-	(225,178)	(225,178)
	CNY	3,950,000	USD	653,595	JPMorgan Chase Bank	9/8/2015	-	(29,385)	(29,385)
	CNY	3,753,050	USD	610,000	Morgan Stanley & Company, Inc.	9/8/2015	-	(16,914)	(16,914)
	DKK	18,598,252	USD	3,472,343	Barclays Bank PLC Wholesale	8/13/2014	-	(73,689)	(73,689)
	EUR	29,820,071	USD	40,725,271	Barclays Bank PLC Wholesale	6/3/2014	-	(76,042)	(76,042)
	EUR	3,469,000	USD	4,757,715	Citibank N.A.	6/3/2014	-	(28,948)	(28,948)
	EUR	637,000	USD	868,637	Citibank N.A.	8/21/2014	-	(325)	(325)
	GBP	4,796,000	USD	8,065,025	Citibank N.A.	6/3/2014	-	(25,976)	(25,976)
	GBP	9,390,000	USD	15,757,274	JPMorgan Chase Bank N.A.	6/3/2014	-	(17,769)	(17,769)
	GBP	10,886,000	USD	18,330,239	BNP Paribas SA	7/2/2014	-	(87,139)	(87,139)
	INR	67,180,200	USD	1,140,000	JPMorgan Chase Bank	6/23/2014	-	(8,067)	(8,067)
	INR	44,355,000	USD	750,000	JPMorgan Chase Bank	7/21/2014	-	(7,342)	(7,342)
	INR	180,106,090	USD	3,053,000	Barclays Capital	7/23/2014	-	(38,767)	(38,767)
	INR	61,691,250	USD	1,029,000	Goldman Sachs Capital Markets LP	7/23/2014	3,457	-	3,457
	INR	29,605,000	USD	500,000	HSBC Bank USA	7/23/2014	-	(4,534)	(4,534)
	INR	691,341,171	USD	11,545,000	JPMorgan Chase Bank	7/23/2014	25,201	-	25,201
	INR	32,054,400	USD	540,000	Barclays Capital	7/30/2014	-	(4,394)	(4,394)
	INR	26,752,500	USD	450,000	JPMorgan Chase Bank	8/4/2014	-	(3,492)	(3,492)
	JPY	1,835,529,283	USD	18,066,233	Bank of America, N.A.	6/3/2014	-	(35,494)	(35,494)
	JPY	4,402,359,872	USD	43,293,455	Barclays Bank PLC Wholesale	6/3/2014	-	(48,269)	(48,269)
	JPY	1,763,100,000	USD	17,372,172	Citibank N.A.	6/3/2014	-	(52,919)	(52,919)
	JPY	7,253,689,000	USD	71,219,332	JPMorgan Chase Bank N.A.	7/2/2014	48,176	-	48,176
	MXN	5,436,000	USD	420,906	Royal Bank of Canada	6/25/2014	1,193	-	1,193
	NOK	37,584	USD	6,335	Deutsche Bank AG London	8/13/2014	-	(66)	(66)
	NZD	16,165,000	USD	13,815,716	Barclays Bank PLC Wholesale	6/3/2014	-	(89,204)	(89,204)
	NZD	1,225,000	USD	1,054,798	BNP Paribas SA	6/3/2014	-	(14,590)	(14,590)
	NZD	1,454,000	USD	1,243,379	Goldman Sachs Capital Markets LP	6/3/2014	-	(8,715)	(8,715)
	NZD	5,348,000	USD	4,635,057	HSBC Bank USA	6/3/2014	-	(93,801)	(93,801)
	USD	161,000	AUD	174,990	Goldman Sachs Capital Markets LP	6/3/2014	-	(1,855)	(1,855)
	USD	24,818,431	AUD	26,808,649	Morgan Stanley & Company, Inc.	6/3/2014	-	(131,034)	(131,034)
	USD	24,913,994	AUD	26,983,639	BNP Paribas SA	7/2/2014	-	(147,718)	(147,718)
	USD	41,161	BRL	92,159	Bank of America, N.A.	6/3/2014	24	-	24
	USD	201,620	BRL	451,428	Barclays Capital	6/3/2014	117	-	117
	USD	1,064,504	BRL	2,383,424	BNP Paribas SA	6/3/2014	618	-	618
	USD	438,138	BRL	983,181	Citibank N.A.	6/3/2014	-	(724)	(724)
	USD	164,776	BRL	365,885	Credit Suisse International	6/3/2014	1,456	-	1,456
	USD	22,059	BRL	49,390	Deutsche Bank AG London	6/3/2014	13	-	13
	USD	968,121	BRL	2,170,915	UBS AG	6/3/2014	-	(907)	(907)
	USD	231,815	CAD	252,000	Bank of America, N.A.	6/19/2014	-	(498)	(498)
	USD	1,480,000	CLP	839,544,800	Morgan Stanley & Company, Inc.	6/9/2014	-	(47,022)	(47,022)
	USD	15,814,149	CNY	97,794,700	UBS AG	7/23/2014	200,598	-	200,598
	USD	2,328,151	DKK	12,623,000	UBS AG	7/1/2014	22,154	-	22,154
	USD	24,937,685	EUR	18,025,071	Bank of America, N.A.	6/3/2014	366,811	-	366,811
	USD	11,810,061	EUR	8,624,000	Barclays Bank PLC Wholesale	6/3/2014	54,255	-	54,255
	USD	9,068,218	EUR	6,640,000	Citibank N.A.	6/3/2014	16,902	-	16,902
	USD	40,725,039	EUR	29,820,071	Barclays Bank PLC Wholesale	8/21/2014	76,457	-	76,457
	USD	18,334,201	GBP	10,886,000	BNP Paribas SA	6/3/2014	87,103	-	87,103
	USD	602,757	GBP	359,000	Deutsche Bank AG London	6/3/2014	1,001	-	1,001
	USD	4,988,257	GBP	2,941,000	HSBC Bank USA	6/3/2014	58,557	-	58,557
	USD	750,000	INR	44,910,000	UBS AG	6/16/2014	-	(7,860)	(7,860)
	USD	1,140,000	INR	67,180,200	Credit Suisse International	6/23/2014	8,067	-	8,067
	USD	750,000	INR	44,332,500	BNP Paribas SA	7/21/2014	7,719	-	7,719
	USD	540,000	INR	32,054,400	Citibank N.A.	7/30/2014	4,394	-	4,394
	USD	450,000	INR	26,752,500	UBS AG	8/4/2014	3,492	-	3,492
	USD	2,717,923	JPY	276,200,000	Bank of America, N.A.	6/3/2014	4,760	-	4,760
	USD	1,589,664	JPY	162,000,000	Barclays Bank PLC Wholesale	6/3/2014	-	(1,692)	(1,692)
	USD	3,051,917	JPY	309,100,000	Citibank N.A.	6/3/2014	15,571	-	15,571
	USD	71,205,351	JPY	7,253,689,155	JPMorgan Chase Bank N.A.	6/3/2014	-	(48,962)	(48,962)
	USD	15,254,354	MXN	203,978,170	BNP Paribas SA	6/5/2014	-	(608,940)	(608,940)
	USD	5,066,755	MXN	67,741,498	Citibank N.A.	6/5/2014	-	(201,472)	(201,472)
	USD	788,636	MXN	10,420,648	Deutsche Bank AG London	6/19/2014	-	(20,891)	(20,891)
	USD	778,289	MXN	10,414,284	Morgan Stanley & Company, Inc.	6/19/2014	-	(30,745)	(30,745)
	USD	920,699	MXN	11,861,000	BNP Paribas SA	6/25/2014	-	(293)	(293)
	USD	419,657	MXN	5,436,000	Citibank N.A.	6/25/2014	-	(2,442)	(2,442)
	USD	23,556,925	MXN	312,766,834	Morgan Stanley & Company, Inc.	6/26/2014	-	(727,157)	(727,157)
	USD	441,444	MXN	5,826,178	BNP Paribas SA	7/23/2014	-	(9,953)	(9,953)
	USD	11,825,362	MXN	155,769,583	Goldman Sachs Capital Markets LP	8/25/2014	-	(212,584)	(212,584)
	USD	417,993	MXN	5,436,000	Royal Bank of Canada	9/23/2014	-	(1,153)	(1,153)
	USD	20,718,498	NZD	24,192,000	Bank of America, N.A.	6/3/2014	175,857	-	175,857
	USD	13,781,183	NZD	16,165,000	Barclays Bank PLC Wholesale	7/2/2014	88,014	-	88,014
	USD	748,100	SEK	4,862,540	Barclays Bank PLC Wholesale	8/13/2014	22,263	-	22,263
	USD	164,417	ZAR	1,762,795	Citibank N.A.	10/15/2014	1,420	-	1,420
							$1,548,248	($3,329,971)	($1,781,723)

High Yield Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at May 31, 2014.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
High Yield Fund	BRL	5,632,350	USD	2,484,495	Citibank N.A. London	7/15/2014	$534	-	$534
	USD	4,936,760	BRL	11,264,700	Citibank N.A. London	7/15/2014	-	($33,298)	(33,298)
	USD	28,052,158	EUR	20,153,759	UBS AG London	8/14/2014	580,234	-	580,234
	USD	6,740,975	GBP	3,972,875	UBS AG London	8/14/2014	85,356	-	85,356
							$666,124	($33,298)	$632,826
Investment Quality Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2014.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Investment Quality Bond Fund	BRL	523,000	USD	233,586	Standard Chartered Bank	6/3/2014	-	($136)	($136)
	BRL	523,000	USD	233,232	UBS AG	6/3/2014	$219	-	219
	USD	227,253	BRL	523,000	Standard Chartered Bank	6/3/2014	-	(6,198)	(6,198)
	USD	233,586	BRL	523,000	UBS AG	6/3/2014	136	-	136
	USD	231,390	BRL	523,000	UBS AG	7/2/2014	-	(172)	(172)
	USD	8,999,303	JPY	929,403,000	JPMorgan Chase Bank N.A.	6/18/2014	-	(131,267)	(131,267)
	USD	214,361	PEN	609,000	Standard Chartered Bank	6/18/2014	-	(5,518)	(5,518)
	USD	134,318	PEN	382,000	State Street Bank and Trust Company	6/18/2014	-	(3,603)	(3,603)
	USD	79,733	PEN	227,000	UBS AG	6/18/2014	-	(2,225)	(2,225)
	USD	423,599	RUB	15,814,000	UBS AG	6/18/2014	-	(28,123)	(28,123)
							$355	($177,242)	($176,887)

Mutual Shares Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at May 31, 2014.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Mutual Shares Fund	CHF	13,620	USD	15,241	State Street Bank and Trust Company	8/12/2014	-	($20)	($20)
	EUR	2,541,516	USD	3,499,477	Bank of America, N.A.	7/17/2014	-	(35,190)	(35,190)
	EUR	1,712,219	USD	2,357,103	Barclays Bank PLC Wholesale	7/17/2014	-	(23,218)	(23,218)
	EUR	738,735	USD	1,012,457	HSBC Bank PLC	7/17/2014	-	(5,503)	(5,503)
	EUR	613,622	USD	845,502	State Street Bank and Trust Company	7/17/2014	-	(9,088)	(9,088)
	GBP	1,625,377	USD	2,713,430	Bank of America, N.A.	8/19/2014	$9,399	-	9,399
	GBP	369,964	USD	616,583	Barclays Bank PLC Wholesale	8/19/2014	3,180	-	3,180
	GBP	481,399	USD	804,466	HSBC Bank PLC	8/19/2014	1,972	-	1,972
	GBP	1,511,615	USD	2,521,189	State Street Bank and Trust Company	8/19/2014	11,067	-	11,067
	KRW	391,933,333	USD	373,829	Bank of America, N.A.	8/12/2014	9,952	-	9,952
	KRW	87,512,343	USD	81,139	Credit Suisse International	8/12/2014	4,554	-	4,554
	KRW	175,547,027	USD	163,610	HSBC Bank PLC	8/12/2014	8,286	-	8,286
	USD	390,192	CHF	343,173	Bank of America, N.A.	8/12/2014	6,684	-	6,684
	USD	178,867	CHF	156,600	Barclays Bank PLC Wholesale	8/12/2014	3,862	-	3,862
	USD	124,782	CHF	110,289	HSBC Bank PLC	8/12/2014	1,531	-	1,531
	USD	469,637	CHF	414,000	State Street Bank and Trust Company	8/12/2014	6,980	-	6,980
	USD	12,010,139	EUR	8,832,541	Bank of America, N.A.	7/17/2014	-	(29,299)	(29,299)
	USD	31,879	EUR	23,476	Barclays Bank PLC Wholesale	7/17/2014	-	(120)	(120)
	USD	365,940	EUR	268,824	HSBC Bank PLC	7/17/2014	-	(488)	(488)
	USD	27,040	EUR	19,751	State Street Bank and Trust Company	7/17/2014	118	-	118
	USD	3,349,535	EUR	2,440,996	Bank of America, N.A.	11/17/2014	21,568	-	21,568
	USD	4,353,306	EUR	3,172,424	Barclays Bank PLC Wholesale	11/17/2014	28,137	-	28,137
	USD	557,833	EUR	406,720	HSBC Bank PLC	11/17/2014	3,327	-	3,327
	USD	16,812	EUR	12,328	State Street Bank and Trust Company	11/17/2014	4	-	4
	USD	8,757,058	GBP	5,236,407	Bank of America, N.A.	8/19/2014	-	(14,965)	(14,965)
	USD	18,121,944	GBP	10,838,534	Barclays Bank PLC Wholesale	8/19/2014	-	(34,754)	(34,754)
	USD	50,050	GBP	30,044	Credit Suisse International	8/19/2014	-	(279)	(279)
	USD	13,032,119	GBP	7,795,938	HSBC Bank PLC	8/19/2014	-	(27,625)	(27,625)
	USD	968,899	GBP	572,207	State Street Bank and Trust Company	8/19/2014	10,337	-	10,337
	USD	1,146,473	KRW	1,229,151,697	Bank of America, N.A.	8/12/2014	-	(57,111)	(57,111)
	USD	2,246,965	KRW	2,412,702,482	Credit Suisse International	8/12/2014	-	(115,550)	(115,550)
	USD	2,160,838	KRW	2,318,276,145	HSBC Bank PLC	8/12/2014	-	(109,215)	(109,215)
							$130,958	($462,425)	($331,467)

Real Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at May 31, 2014.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Real Return Bond Fund	AUD	9,181,000	USD	8,493,756	BNP Paribas SA	6/3/2014	$50,540	-	$50,540
	BRL	6,283,579	USD	2,795,000	BNP Paribas SA	6/3/2014	9,794	-	9,794
	BRL	1,672,152	USD	745,000	Citibank N.A.	6/3/2014	1,397	-	1,397
	BRL	3,089,622	USD	1,375,000	JPMorgan Chase Bank	6/3/2014	4,111	-	4,111
	BRL	19,342,421	USD	8,632,136	UBS AG	6/3/2014	1,716	-	1,716
	BRL	19,342,420	USD	8,592,049	UBS AG	7/2/2014	-	($28,037)	(28,037)
	EUR	1,640,460	HUF	509,461,145	Bank of America, N.A.	7/30/2014	-	(52,033)	(52,033)
	EUR	653,251	HUF	203,216,000	Goldman Sachs Capital Markets LP	7/30/2014	-	(22,257)	(22,257)
	EUR	700,000	USD	954,800	BNP Paribas SA	6/3/2014	-	(595)	(595)
	EUR	38,611,000	USD	52,881,626	Goldman Sachs Capital Markets LP	6/3/2014	-	(249,042)	(249,042)
	GBP	539,000	USD	901,261	Deutsche Bank AG London	6/12/2014	2,149	-	2,149
	INR	20,803,668	USD	343,976	Deutsche Bank AG London	6/9/2014	7,627	-	7,627
	INR	13,631,990	USD	223,000	Credit Suisse International	7/23/2014	5,143	-	5,143
	INR	45,661,050	USD	745,000	Deutsche Bank AG London	7/23/2014	19,178	-	19,178
	INR	51,218,900	USD	835,000	Goldman Sachs Capital Markets LP	7/23/2014	22,193	-	22,193
	INR	53,620,000	USD	875,000	HSBC Bank USA	7/23/2014	22,378	-	22,378
	INR	57,852,640	USD	944,000	JPMorgan Chase Bank	7/23/2014	24,215	-	24,215
	INR	47,162,770	USD	769,000	UBS AG	7/23/2014	20,310	-	20,310
	JPY	537,300,000	USD	5,274,369	JPMorgan Chase Bank N.A.	6/3/2014	3,627	-	3,627
	MXN	22,771,598	USD	1,757,000	Deutsche Bank AG London	6/25/2014	11,187	-	11,187
	MXN	46,287,061	USD	3,566,000	Goldman Sachs Capital Markets LP	6/25/2014	28,135	-	28,135
	MXN	17,946,832	USD	1,362,447	Goldman Sachs Capital Markets LP	8/25/2014	24,493	-	24,493
	MXN	69,058,659	USD	5,295,300	Goldman Sachs Capital Markets LP	9/23/2014	29,509	-	29,509
	PLN	2,297,100	EUR	543,086	BNP Paribas SA	7/30/2014	14,168	-	14,168
	PLN	4,030,617	EUR	955,349	HSBC Bank USA	7/30/2014	21,560	-	21,560
	USD	8,499,422	AUD	9,181,000	Morgan Stanley & Company, Inc.	6/3/2014	-	(44,874)	(44,874)
	USD	8,476,817	AUD	9,181,000	BNP Paribas SA	7/2/2014	-	(50,260)	(50,260)
	USD	2,806,422	BRL	6,283,579	BNP Paribas SA	6/3/2014	1,629	-	1,629
	USD	746,830	BRL	1,672,152	Citibank N.A.	6/3/2014	433	-	433
	USD	1,379,912	BRL	3,089,622	JPMorgan Chase Bank	6/3/2014	801	-	801
	USD	8,662,078	BRL	19,342,420	UBS AG	6/3/2014	28,225	-	28,225
	USD	454,069	COP	869,642,838	Deutsche Bank AG London	6/25/2014	-	(3,509)	(3,509)
	USD	43,306	COP	83,454,691	Goldman Sachs Capital Markets LP	6/25/2014	-	(605)	(605)
	USD	44,935,884	EUR	32,460,000	Bank of America, N.A.	6/3/2014	688,036	-	688,036
	USD	959,293	EUR	700,000	Barclays Bank PLC Wholesale	6/3/2014	5,088	-	5,088
	USD	5,578,929	EUR	4,003,000	BNP Paribas SA	6/3/2014	122,240	-	122,240
	USD	996,992	EUR	728,000	Deutsche Bank AG London	6/3/2014	4,618	-	4,618
	USD	1,947,145	EUR	1,420,000	Goldman Sachs Capital Markets LP	6/3/2014	11,472	-	11,472
	USD	954,765	EUR	700,000	BNP Paribas SA	7/2/2014	621	-	621
	USD	52,879,927	EUR	38,611,000	Goldman Sachs Capital Markets LP	7/2/2014	250,702	-	250,702
	USD	247,878	GBP	149,000	Deutsche Bank AG London	6/12/2014	-	(1,858)	(1,858)
	USD	4,332,882	GBP	2,586,000	Goldman Sachs Capital Markets LP	6/12/2014	-	(1,473)	(1,473)
	USD	343,976	INR	20,796,789	Credit Suisse International	6/9/2014	-	(7,511)	(7,511)
	USD	5,288,386	JPY	537,300,000	Bank of America, N.A.	6/3/2014	10,390	-	10,390
	USD	5,973,911	JPY	606,800,000	Goldman Sachs Capital Markets LP	7/2/2014	12,100	-	12,100
	USD	5,275,405	JPY	537,300,000	JPMorgan Chase Bank N.A.	7/2/2014	-	(3,569)	(3,569)
	USD	5,332,303	MXN	69,058,659	Goldman Sachs Capital Markets LP	6/25/2014	-	(30,018)	(30,018)
	USD	1,679,042	NZD	1,968,000	BNP Paribas SA	6/3/2014	7,915	-	7,915
	USD	1,667,004	NZD	1,968,000	BNP Paribas SA	7/2/2014	-	(64)	(64)
	USD	550,615	ZAR	6,042,279	JPMorgan Chase Bank N.A.	10/15/2014	-	(8,087)	(8,087)
							$1,467,700	($503,792)	$963,908

Spectrum Income Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at May 31, 2014.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Spectrum Income Fund	BRL	2,945,000	USD	1,323,893	Merrill Lynch International	6/3/2014	-	($9,337)	($9,337)
	CAD	2,835,000	USD	2,599,764	Morgan Stanley & Company International	8/22/2014	$9,788	-	9,788
	CHF	1,450,000	USD	1,628,103	Merrill Lynch International	8/22/2014	-	(7,502)	(7,502)
	COP	1,484,871,000	USD	768,994	Credit Suisse London Branch (GFX)	8/22/2014	8,564	-	8,564
	CZK	4,500,000	USD	224,905	UBS AG London	8/22/2014	-	(1,500)	(1,500)
	EUR	630,000	USD	876,878	Barclays Capital	6/12/2014	-	(18,110)	(18,110)
	EUR	1,117,187	USD	1,551,209	Deutsche Bank AG London	6/12/2014	-	(28,346)	(28,346)
	EUR	320,000	USD	436,566	Goldman Sachs International	6/12/2014	-	(367)	(367)
	EUR	124,000	USD	169,817	JPMorgan Chase Bank N.A. London	6/12/2014	-	(789)	(789)
	EUR	477,129	USD	659,234	Merrill Lynch International	6/12/2014	-	(8,847)	(8,847)
	EUR	1,600,273	USD	2,182,420	State Street Bank London	8/22/2014	-	(1,040)	(1,040)
	GBP	499,328	USD	836,513	State Street Bank London	8/22/2014	-	(59)	(59)
	HKD	19,680,000	USD	2,538,716	Standard Chartered Bank	7/10/2014	-	(106)	(106)
	HKD	14,465,000	USD	1,866,440	HSBC Bank PLC	8/13/2014	-	(441)	(441)
	HKD	13,828,000	USD	1,784,247	Morgan Stanley & Company International	8/22/2014	-	(404)	(404)
	IDR	6,276,466,000	USD	542,009	Societe Generale	7/15/2014	-	(8,296)	(8,296)
	IDR	6,900,506,000	USD	590,291	Deutsche Bank AG London	8/22/2014	-	(7,439)	(7,439)
	INR	17,585,000	USD	285,008	Deutsche Bank AG London	7/28/2014	8,958	-	8,958
	INR	10,373,000	USD	169,743	Deutsche Bank AG London	8/22/2014	2,665	-	2,665
	INR	17,562,000	USD	288,659	HSBC Bank USA	11/17/2014	-	(2,517)	(2,517)
	INR	17,336,000	USD	280,065	Standard Chartered Bank London	11/17/2014	2,395	-	2,395
	JPY	1,668,312,251	USD	16,442,244	Barclays Capital	8/22/2014	-	(45,594)	(45,594)
	JPY	16,352,000	USD	160,810	State Street Bank London	8/22/2014	-	(97)	(97)
	KRW	579,102,000	USD	563,877	Standard Chartered Bank London	8/22/2014	2,975	-	2,975
	MXN	26,140,000	USD	2,011,914	UBS AG London	8/15/2014	9,728	-	9,728
	MXN	15,535,000	USD	1,187,964	Barclays Capital	8/22/2014	12,861	-	12,861
	MXN	4,154,371	USD	320,883	State Street Bank London	8/22/2014	242	-	242
	MYR	367,000	USD	113,506	HSBC Bank USA	8/22/2014	59	-	59
	NOK	4,076,000	USD	682,379	Royal Bank of Canada (UK)	8/22/2014	-	(2,714)	(2,714)
	NOK	55,420	USD	9,295	State Street Bank London	8/22/2014	-	(54)	(54)
	NZD	720,000	USD	610,822	Royal Bank of Canada (UK)	6/3/2014	566	-	566
	PLN	7,615,000	USD	2,500,410	Deutsche Bank AG London	6/20/2014	6,850	-	6,850
	PLN	12,705,000	USD	4,131,942	Deutsche Bank AG London	8/22/2014	35,013	-	35,013
	PLN	77,000	USD	25,070	State Street Bank London	8/22/2014	184	-	184
	RUB	41,062,000	USD	1,146,290	State Street Bank London	6/9/2014	29,051	-	29,051
	RUB	30,277,000	USD	834,077	State Street Bank London	7/15/2014	25,345	-	25,345
	SEK	4,005,000	USD	610,448	Deutsche Bank AG London	6/2/2014	-	(11,972)	(11,972)
	SEK	4,190,000	USD	631,236	UBS AG London	8/4/2014	-	(5,727)	(5,727)
	SEK	5,517,000	USD	837,359	Credit Suisse Securities (Europe) Ltd.	8/22/2014	-	(13,912)	(13,912)
	SGD	96,000	USD	76,609	JPMorgan Chase Bank N.A. London	8/22/2014	-	(68)	(68)
	TRY	76,000	USD	35,771	State Street Bank London	8/22/2014	-	(189)	(189)
	USD	944,978	AUD	1,010,000	Royal Bank of Canada (UK)	6/23/2014	6,329	-	6,329
	USD	1,406,371	AUD	1,512,000	JPMorgan Chase Bank N.A. London	8/22/2014	7,002	-	7,002
	USD	1,308,889	BRL	2,945,000	UBS AG	6/3/2014	-	(5,667)	(5,667)
	USD	52,425	BRL	119,000	JPMorgan Chase Bank	8/22/2014	467	-	467
	USD	7,994,117	BRL	18,209,000	Morgan Stanley Capital Services, Inc.	8/22/2014	43,561	-	43,561
	USD	619,031	BRL	1,413,000	UBS AG	8/22/2014	2,076	-	2,076
	USD	1,345,134	BRL	3,070,000	Merrill Lynch International	9/3/2014	9,190	-	9,190
	USD	633,299	CAD	690,000	Royal Bank of Canada (UK)	8/1/2014	-	(2,149)	(2,149)
	USD	246,809	CAD	268,000	JPMorgan Chase Bank N.A. London	8/22/2014	122	-	122
	USD	141,224	CAD	154,267	State Street Bank London	8/22/2014	-	(776)	(776)
	USD	218,948	CHF	192,307	Royal Bank of Canada (UK)	8/12/2014	4,039	-	4,039
	USD	71,338	CHF	64,000	JPMorgan Chase Bank N.A. London	8/22/2014	-	(192)	(192)
	USD	1,127,782	CLP	626,370,000	Merrill Lynch International Bank	8/22/2014	-	(2,915)	(2,915)
	USD	17,631,768	EUR	12,706,079	Barclays Capital	6/12/2014	311,820	-	311,820
	USD	399,308	EUR	288,759	Royal Bank of Scotland PLC	6/12/2014	5,693	-	5,693
	USD	2,656,430	EUR	1,940,000	Barclays Capital	8/4/2014	12,016	-	12,016
	USD	2,938,175	EUR	2,110,000	UBS AG London	8/4/2014	62,034	-	62,034
	USD	11,447,316	EUR	8,351,243	Goldman Sachs International	8/22/2014	63,486	-	63,486
	USD	2,080,282	EUR	1,529,000	JPMorgan Chase Bank N.A. London	8/22/2014	-	(3,943)	(3,943)
	USD	164,491	EUR	120,000	Morgan Stanley & Company International	8/22/2014	916	-	916
	USD	2,975,444	EUR	2,157,746	State Street Bank London	8/22/2014	34,156	-	34,156
	USD	3,021,761	GBP	1,806,244	Barclays Capital	7/10/2014	-	(5,010)	(5,010)
	USD	375,700	GBP	224,688	Canadian Imperial Bank of Commerce	7/10/2014	-	(815)	(815)
	USD	583,395	GBP	346,738	Deutsche Bank AG London	7/10/2014	2,357	-	2,357
	USD	2,592,698	GBP	1,540,000	Royal Bank of Canada (UK)	7/24/2014	12,362	-	12,362
	USD	7,403,738	GBP	4,400,400	Deutsche Bank AG London	8/22/2014	32,371	-	32,371
	USD	674,496	GBP	402,706	JPMorgan Chase Bank N.A. London	8/22/2014	-	(100)	(100)
	USD	50,379	GBP	29,956	Morgan Stanley & Company International	8/22/2014	198	-	198
	USD	271,072	GBP	161,690	State Street Bank London	8/22/2014	215	-	215
	USD	143,965	HKD	1,116,000	Standard Chartered Bank	8/22/2014	-	(1)	(1)
	USD	580,897	HKD	4,503,000	State Street Bank London	8/22/2014	-	-	-
	USD	224,104	HUF	50,152,000	Deutsche Bank AG London	8/22/2014	-	(937)	(937)
	USD	282,087	IDR	3,251,340,000	HSBC Bank USA	8/22/2014	7,462	-	7,462
	USD	44,116	IDR	508,219,000	JPMorgan Chase Bank	8/22/2014	1,189	-	1,189
	USD	33,958	ILS	118,000	JPMorgan Chase Bank N.A. London	8/21/2014	-	(4)	(4)
	USD	1,802,944	ILS	6,235,228	State Street Bank London	8/21/2014	8,357	-	8,357
	USD	1,189,680	JPY	121,000,000	HSBC Bank PLC	8/4/2014	599	-	599
	USD	691,723	JPY	70,720,000	Standard Chartered Bank	8/4/2014	-	(3,251)	(3,251)
	USD	1,162,331	JPY	118,215,000	JPMorgan Chase Bank N.A. London	8/22/2014	480	-	480
	USD	503,458	MXN	6,580,000	Royal Bank of Scotland PLC	8/18/2014	-	(5,317)	(5,317)
	USD	3,768,984	MXN	49,287,000	Barclays Capital	8/22/2014	-	(40,804)	(40,804)
	USD	451,186	MXN	5,834,000	JPMorgan Chase Bank N.A. London	8/22/2014	229	-	229
	USD	172,172	MXN	2,247,614	Morgan Stanley & Company International	8/22/2014	-	(1,564)	(1,564)
	USD	225,424	MYR	740,000	HSBC Bank USA	8/5/2014	-	(3,853)	(3,853)
	USD	162,373	MYR	525,000	HSBC Bank USA	8/22/2014	-	(84)	(84)
	USD	77,185	MYR	249,000	JPMorgan Chase Bank	8/22/2014	134	-	134
	USD	38,754	NOK	232,000	JPMorgan Chase Bank N.A. London	8/22/2014	68	-	68
	USD	614,070	NZD	720,000	HSBC Bank PLC	6/3/2014	2,682	-	2,682
	USD	628,772	NZD	745,000	Royal Bank of Canada (UK)	8/1/2014	-	(631)	(631)
	USD	30,815	NZD	36,000	Morgan Stanley & Company International	8/22/2014	459	-	459
	USD	696,809	PEN	1,965,000	Morgan Stanley Capital Services, Inc.	8/22/2014	-	(8,190)	(8,190)
	USD	136,963	PLN	419,000	JPMorgan Chase Bank N.A. London	8/22/2014	-	(460)	(460)
	USD	279,644	RON	903,000	Merrill Lynch International	7/15/2014	-	(924)	(924)
	USD	1,116,977	RUB	41,062,000	State Street Bank London	6/9/2014	-	(58,363)	(58,363)
	USD	833,481	RUB	30,277,000	State Street Bank London	7/15/2014	-	(25,941)	(25,941)
	USD	603,965	SEK	4,005,000	UBS AG London	6/2/2014	5,489	-	5,489
	USD	68,659	SEK	457,000	JPMorgan Chase Bank N.A. London	8/22/2014	449	-	449
	USD	530,409	ZAR	5,565,000	Deutsche Bank AG London	7/9/2014	7,536	-	7,536
	USD	487,140	ZAR	5,095,000	UBS AG London	7/9/2014	8,427	-	8,427
	USD	741,153	ZAR	7,835,000	Barclays Capital	8/22/2014	10,162	-	10,162
	USD	38,765	ZAR	409,000	JPMorgan Chase Bank N.A. London	8/22/2014	606	-	606
	USD	387,672	ZAR	4,083,948	State Street Bank London	8/22/2014	6,647	-	6,647
	ZAR	5,948,000	USD	562,652	Barclays Capital	8/22/2014	-	(7,715)	(7,715)
							$826,629	($355,033)	$471,596

Total Return Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at May 31, 2014.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Total Return Fund	BRL	7,569,609	USD	3,389,883	UBS AG	6/3/2014	-	($11,046)	($11,046)
	CAD	1,994,000	USD	1,807,107	JPMorgan Chase Bank N.A.	6/19/2014	$31,118	-	31,118
	EUR	273,062,000	USD	372,456,568	BNP Paribas SA	6/3/2014	-	(232,112)	(232,112)
	GBP	1,923,000	USD	3,232,717	Credit Suisse International	6/12/2014	-	(9,606)	(9,606)
	JPY	2,396,175,000	USD	23,521,891	JPMorgan Chase Bank N.A.	6/3/2014	16,174	-	16,174
	MXN	20,638,720	USD	1,600,000	Bank of America, N.A.	6/25/2014	2,572	-	2,572
	MXN	27,217,050	USD	2,100,000	Deutsche Bank AG London	6/25/2014	13,371	-	13,371
	MXN	38,769,520	USD	3,000,000	Goldman Sachs Capital Markets LP	6/25/2014	10,407	-	10,407
	MXN	9,090,830	USD	700,000	Morgan Stanley & Company, Inc.	6/25/2014	5,892	-	5,892
	MXN	19,384,650	USD	1,500,000	Societe Generale	6/25/2014	5,195	-	5,195
	MXN	130,029,000	USD	9,938,776	BNP Paribas SA	7/23/2014	135,525	-	135,525
	MXN	9,562,785	USD	721,284	Royal Bank of Canada	8/25/2014	17,732	-	17,732
	MXN	63,509,810	USD	4,869,824	Goldman Sachs Capital Markets LP	9/23/2014	27,138	-	27,138
	USD	3,362,477	BRL	7,569,609	UBS AG	7/2/2014	10,972	-	10,972
	USD	50,664	BRL	124,700	BNP Paribas SA	4/2/2015	-	(751)	(751)
	USD	2,407,071	BRL	5,930,300	Credit Suisse International	4/2/2015	-	(38,068)	(38,068)
	USD	2,413,919	BRL	5,945,000	HSBC Bank USA	4/2/2015	-	(37,280)	(37,280)
	USD	16,234,146	CAD	18,011,000	Citibank N.A.	6/19/2014	-	(369,803)	(369,803)
	USD	17,540,519	CAD	19,214,148	Citibank N.A.	2/10/2015	-	(74,103)	(74,103)
	USD	21,391,270	CAD	23,480,128	Bank of America, N.A.	5/5/2015	-	(92,014)	(92,014)
	USD	5,609,848	EUR	4,200,000	Bank of America, N.A.	6/2/2014	-	(115,382)	(115,382)
	USD	1,643,889	EUR	1,300,000	BNP Paribas SA	6/2/2014	-	(128,206)	(128,206)
	USD	1,394,800	EUR	1,100,000	Credit Suisse International	6/2/2014	-	(104,665)	(104,665)
	USD	6,146,170	EUR	4,600,000	HSBC Bank USA	6/2/2014	-	(124,319)	(124,319)
	USD	228,807,380	EUR	165,383,000	Bank of America, N.A.	6/3/2014	3,365,550	-	3,365,550
	USD	27,153,405	EUR	19,496,000	Barclays Bank PLC Wholesale	6/3/2014	577,433	-	577,433
	USD	7,959,233	EUR	5,828,000	Citibank N.A.	6/3/2014	14,795	-	14,795
	USD	111,941,725	EUR	81,647,000	Goldman Sachs Capital Markets LP	6/3/2014	644,621	-	644,621
	USD	974,564	EUR	708,000	HSBC Bank USA	6/3/2014	9,454	-	9,454
	USD	1,138,500	EUR	900,000	BNP Paribas SA	7/1/2014	-	(88,259)	(88,259)
	USD	3,914,971	EUR	2,875,000	Barclays Bank PLC Wholesale	7/2/2014	-	(3,835)	(3,835)
	USD	372,442,778	EUR	273,062,000	BNP Paribas SA	7/2/2014	242,078	-	242,078
	USD	1,897,964	EUR	1,388,000	Citibank N.A.	7/2/2014	6,033	-	6,033
	USD	15,231,677	EUR	11,185,000	Deutsche Bank AG London	7/2/2014	-	(14,182)	(14,182)
	USD	1,012,480	EUR	800,000	BNP Paribas SA	8/1/2014	-	(77,997)	(77,997)
	USD	101,013	GBP	60,000	BNP Paribas SA	6/12/2014	448	-	448
	USD	19,437,650	GBP	11,601,000	Goldman Sachs Capital Markets LP	6/12/2014	-	(6,608)	(6,608)
	USD	23,584,400	JPY	2,396,175,000	Bank of America, N.A.	6/3/2014	46,335	-	46,335
	USD	23,526,510	JPY	2,396,175,000	JPMorgan Chase Bank N.A.	7/2/2014	-	(15,915)	(15,915)
	USD	4,903,854	MXN	63,509,810	Goldman Sachs Capital Markets LP	6/25/2014	-	(27,606)	(27,606)
							$5,182,843	($1,571,757)	$3,611,086

The following are abbreviations for the tables above:
AUD	Australian Dollar			JPY	Japanese Yen
BRL	Brazilian Real			KRW	Korean Won
CAD	Canadian Dollar			MXN	Mexican Peso
CHF	Swiss Franc			MYR	Malaysian Ringgit
CLP	Chilean Peso			NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi			NZD	New Zealand Dollar
COP	Columbian Peso			PEN	Peruvian Nuevo Sol
CZK	Czech Koruna			PLN	Polish Zloty
DKK	Danish Krone			RON	Romanian Lei
EUR	Euro			RUB	Russian Ruble
GBP	Pound Sterling			SEK	Swedish Krona
HKD	Hong Kong Dollar			SGD	Singapore Dollar
HUF	Hungarian Forint			TRY	Turkish Lira
IDR	Indonesian Rupiah			USD	U.S. Dollar
ILS	Israeli Shekel			ZAR	South African Rand
INR	Indian Rupee

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.  In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended May 31, 2014, Alpha Opportunities Fund used purchased options to manage against anticipated changes in securities markets. Investment Quality Bond Fund used purchased options to manage duration of the fund. Global Bond Fund and Real Return Bond Fund used purchased options to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

The following tables summarize the funds’ written options activities during the period ended May 31, 2014 and the contracts held at May 31, 2014:

	NUMBER OF CONTRACTS / NOTONAL VALUE *	PREMIUMS RECEIVED
Alpha Opportunities Fund
Outstanding, beginning of period	-	-
Options written	429	$68,978
Options closed	(27)	(4,805)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	402	$64,173

	NUMBER OF CONTRACTS / NOTONAL VALUE *	PREMIUMS RECEIVED
Capital Appreciation Value Fund
Outstanding, beginning of period	22,184	$4,400,513
Options written	17,734	4,045,172
Options closed	(7,101)	(1,624,793)
Options exercised	(16,826)	(3,333,020)
Options expired	(909)	(121,290)
Outstanding, end of period	15,082	$3,366,582

	NUMBER OF CONTRACTS / NOTONAL VALUE *	PREMIUMS RECEIVED
Global Bond Fund
Outstanding, beginning of period	102,400,142	$1,075,276
Options written	295,155,659	3,046,335
Options closed	(17,565,990)	(59,599)
Options exercised	(68,406,776)	(956,247)
Options expired	(219,582,893)	(1,335,675)
Outstanding, end of period	92,000,142	$1,770,090

	NUMBER OF CONTRACTS / NOTONAL VALUE *	PREMIUMS RECEIVED
Health Sciences Fund
Outstanding, beginning of period	2,930	$2,142,957
Options written	1,724	710,094
Options closed	(761)	(547,780)
Options exercised	(639)	(225,171)
Options expired	(2,813)	(1,879,158)
Outstanding, end of period	441	$200,942

	NUMBER OF CONTRACTS / NOTONAL VALUE *	PREMIUMS RECEIVED
Redwood Fund
Outstanding, beginning of period	112,392	$83,029,262
Options written	125,433	92,914,439
Option closed	(19,904)	(2,611,306)
Options exercised	(52,064)	(48,498,858)
Options expired	(81,391)	(66,318,607)
Outstanding, end of period	84,466	$58,514,930

	NUMBER OF CONTRACTS / NOTONAL VALUE *	PREMIUMS RECEIVED
Real Return Bond Fund
Outstanding, beginning of period	153,600,000	$1,214,103
Options written	205,655,599	1,108,725
Options closed	(31,799,990)	(122,772)
Options exercised	(37,800,379)	(321,082)
Options expired	(186,800,230)	(1,126,652)
Outstanding, end of period	102,855,000	$752,322

	NUMBER OF CONTRACTS / NOTONAL VALUE *	PREMIUMS RECEIVED
Total Return Fund
Outstanding, beginning of period	650,600,000	$2,046,320
Options written	863,000,392	4,100,755
Options closed	(7,600,038)	(27,721)
Options exercised	(288,000,067)	(888,040)
Options expired	(955,800,287)	(3,415,206)
Outstanding, end of period	262,200,000	$1,816,108

* The amounts for options on securities represent number of contracts.  The amounts for exchange trade futures contracts, interest rate swaptions, credit default swaptions, inflation floors and inflation caps and foreign currency options represent notional value.

Options on securities

Alpha Opportunities Fund
The fund used written options to manage against anticipated changes in securities.
FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Alpha Opportunities Fund	CALLS
	Allergan, Inc.	$175.00	Jun 2014	27	$2,915	($7,560)
	Allergan, Inc.	175.00	Jul 2014	26	3,050	(11,830)
	Allergan, Inc.	170.00	Jul 2014	26	5,213	(17,160)
	Isis Pharmaceuticals, Inc.	36.00	Oct 2014	323	52,995	(85,595)
				402	$64,173	($122,145)

Capital Appreciation Value Fund
The fund used written options to manage against anticipated changes in securities, as a substitute for securities purchased and to maintain diversity and liquidity of the fund.
FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Capital Appreciation Value Fund	CALLS
	Autozone, Inc.	$600.00	Sep 2014	4	$4,188	($890)
	Autozone, Inc.	600.00	Jan 2015	4	7,468	(3,520)
	Autozone, Inc.	570.00	Jan 2015	4	11,508	(6,580)
	Autozone, Inc.	570.00	Sep 2014	4	7,628	(2,660)
	JPMorgan Chase & Company	60.00	Sep 2014	80	$20,000	($3,840)
	JPMorgan Chase & Company	65.00	Sep 2014	80	7,440	(600)
	JPMorgan Chase & Company	65.00	Jan 2015	80	14,240	(3,120)
	JPMorgan Chase & Company	70.00	Jan 2015	1,257	122,015	(15,084)
	JPMorgan Chase & Company	60.00	Jan 2015	80	28,160	(9,880)
	Philip Morris International, Inc.	95.00	Jan 2015	157	39,877	(14,758)
	Philip Morris International, Inc.	97.50	Jan 2015	421	95,531	(24,418)
	Texas Instruments, Inc.	50.00	Oct 2014	103	8,858	(9,373)
	Texas Instruments, Inc.	48.00	Oct 2014	103	14,420	(16,583)
	Texas Instruments, Inc.	50.00	Jan 2015	206	25,171	(30,694)
	The Boeing Company	140.00	Jan 2015	72	42,623	(39,780)
	The Boeing Company	135.00	Aug 2014	72	34,703	(31,320)
	The Boeing Company	135.00	Jan 2015	72	55,583	(56,340)
	The Boeing Company	140.00	Aug 2014	72	22,824	(15,552)
	The Procter & Gamble Company	85.00	Jan 2015	1,002	244,749	(148,797)
	U.S. Bancorp	45.00	Jan 2015	739	71,150	(57,273)
	United Technologies Corp.	130.00	Jan 2015	40	10,840	(5,000)
	United Technologies Corp.	125.00	Aug 2014	40	8,360	(1,460)
	United Technologies Corp.	125.00	Jan 2015	40	16,880	(9,280)
	United Technologies Corp.	130.00	Aug 2014	40	3,880	(280)
				4,772	$918,096	($507,082)

Health Sciences Fund
The fund used written options to manage against anticipated changes in securities, as a substitute for securities purchased and to maintain diversity and liquidity of the fund.

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences Fund	CALLS
	Allergan, Inc.	$150.00	Sep 2014	42	$15,414	($90,930)
	athenahealth, Inc.	160.00	Jun 2014	45	26,189	($675)
	Celgene Corp.	165.00	Jul 2014	20	8,965	(2,990)
	Gilead Sciences, Inc.	85.00	Jun 2014	70	8,476	(3,710)
	Gilead Sciences, Inc.	82.50	Jun 2014	36	7,308	(4,590)
	Gilead Sciences, Inc.	75.00	Jul 2014	110	41,962	(77,275)
	Incyte Corp.	90.00	Jun 2014	46	18,262	(575)
	Regeneron Pharmaceuticals, Inc.	350.00	Aug 2014	18	52,389	(9,360)
				387	$178,965	($190,105)
	PUTS
	Catamaran Corp.	$47.50	Jul 2014	54	$21,977	($21,870)
				54	$21,977	($21,870)

Redwood Fund
The fund used written options to manage against anticipated changes in securities.

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Redwood Fund	CALLS
	Abercrombie & Fitch Company	$29.00	Jan 2015	1,426	$1,115,050	($1,386,785)
	Accenture PLC	75.00	Jan 2015	985	973,119	(861,875)
	Apollo Education Group, Inc.	24.00	Nov 2014	1,545	862,029	(691,388)
	Apple, Inc.	495.00	Jul 2014	2	13,654	(27,665)
	Bristol-Myers Squibb Company	45.00	Jan 2015	1,316	1,298,823	(792,890)
	Broadcom Corp.	29.00	Aug 2014	2,688	649,035	(880,320)
	Cabela's, Inc.	55.00	Dec 2014	671	615,266	(587,125)
	Cameron International Corp.	52.50	Jan 2015	1,704	2,056,614	(2,121,480)
	CBS Corp.	45.00	Jan 2015	2,640	4,427,098	(4,026,000)
	Celgene Corp.	120.00	Jan 2015	432	1,402,656	(1,572,480)
	Citigroup, Inc.	45.00	Dec 2014	3,686	1,662,201	(1,658,700)
	Citigroup, Inc.	50.00	Jan 2015	902	735,984	(195,283)
	Citrix Systems, Inc.	55.00	Jan 2015	927	785,114	(880,650)
	Cliffs Natural Resources, Inc.	18.00	Jul 2014	1,910	1,407,578	(48,705)
	Coach, Inc.	45.00	Nov 2014	920	585,990	(101,200)
	Coach, Inc.	45.00	Jan 2015	485	313,771	(63,050)
	Dish Network Corp.	55.00	Sep 2014	588	677,337	(391,020)
	Dish Network Corp.	50.00	Dec 2014	615	866,491	(728,775)
	Eaton Corp. PLC	57.50	Jan 2015	202	282,181	(337,340)
	eBay, Inc.	50.00	Oct 2014	482	232,300	(168,700)
	eBay, Inc.	50.00	Jan 2015	670	353,055	(294,800)
	eBay, Inc.	52.50	Jan 2015	456	315,527	(145,920)
	Edwards Lifesciences Corp.	65.00	Jan 2015	1,374	1,823,203	(2,390,760)
	EMC Corp.	25.00	Jan 2015	1,787	652,170	(444,070)
	Expeditors International of Washington	39.00	Jan 2015	1,367	973,228	(997,910)
	Express Scripts Holding Company	62.50	Nov 2014	379	264,142	(379,948)
	Express Scripts Holding Company	55.00	Jan 2015	1,593	2,376,658	(2,700,135)
	Fastenal Company	42.50	Jan 2015	700	621,796	(514,500)
	Flowserve Corp.	70.00	Oct 2014	540	424,949	(324,000)
	General Motors Company	30.00	Sep 2014	1,401	787,293	(665,475)
	GNC Holdings, Inc.	37.50	Dec 2014	1,015	837,316	(309,575)
	Hasbro, Inc.	47.50	Jan 2015	969	850,725	(673,455)
	HCA Holdings, Inc.	38.00	Jun 2014	2,117	1,911,543	(3,196,670)
	HCA Holdings, Inc.	45.00	Sep 2014	2,117	1,358,999	(1,841,790)
	Hertz Global Holdings, Inc.	22.00	Jan 2015	2,134	1,337,911	(1,728,540)
	Johnson Controls, Inc.	40.00	Oct 2014	1,137	563,894	(960,765)
	Kohl's Corp.	50.00	Jul 2014	857	597,285	(385,650)
	Las Vegas Sands Corp.	44.25	Jan 2015	17	26,383	(54,528)
	Las Vegas Sands Corp.	67.25	Jan 2015	1,027	1,937,865	(1,240,103)
	Lennar Corp.	33.00	Jan 2015	1,504	1,397,885	(1,285,920)
	Mead Johnson Nutrition Company	70.00	Jan 2015	568	915,578	(1,145,940)
	Microsoft Corp.	30.00	Jan 2015	75	49,646	(82,500)
	Oracle Corp.	35.00	Jan 2015	1,661	700,861	(1,254,055)
	Ralph Lauren Corp.	150.00	Oct 2014	303	608,098	(292,395)
	Teradata Corp.	37.50	Jul 2014	1,047	1,111,854	(486,855)
	The Gap, Inc.	35.00	Dec 2014	1,306	668,605	(894,610)
	The Home Depot, Inc.	75.00	Nov 2014	632	449,949	(417,120)
	The Procter & Gamble Company	70.00	Jan 2015	914	1,020,884	(1,014,540)
	Thoratec Corp.	27.00	Oct 2014	1,683	1,728,335	(1,136,025)
	United Rentals, Inc.	85.00	Dec 2014	942	1,857,545	(1,884,000)
	Urban Outfitters, Inc.	33.00	Jan 2015	1,786	1,030,428	(571,520)
	Valero Energy Corp.	44.00	Sep 2014	776	684,386	(987,460)
	Yahoo, Inc.	30.00	Jan 2015	1,487	962,008	(959,115)
				60,467	$52,162,295	($49,182,080)
	PUTS
	American Express Company	$75.00	Oct 2014	1,345	$184,207	($55,145)
	Apple, Inc.	530.00	Jan 2015	96	193,144	(104,880)
	AT&T, Inc.	33.00	Jan 2015	3,158	811,468	(407,382)
	Caterpillar, Inc.	82.50	Jan 2015	1,158	507,150	(144,750)
	Hewlett-Packard Company	25.00	Jan 2015	2,540	170,074	(111,760)
	Intel Corp.	22.00	Jan 2015	2,448	296,116	(74,664)
	JPMorgan Chase & Company	55.00	Sep 2014	902	259,736	(179,498)
	JPMorgan Chase & Company	47.00	Jan 2015	1,034	123,002	(99,781)
	Morgan Stanley	17.00	Jan 2015	3,786	658,682	(26,502)
	Qualcomm, Inc.	50.00	Jan 2015	1,287	440,096	(18,018)
	Schlumberger, Ltd.	75.00	Jan 2015	1,076	378,703	(59,180)
	The Goldman Sachs Group, Inc.	145.00	Jan 2015	522	355,975	(230,985)
	Valero Energy Corp.	45.00	Dec 2014	851	116,550	(107,226)
	Whole Foods Market, Inc.	46.50	Jan 2015	971	256,301	(898,175)
				21,174	$4,751,204	($2,517,946)

Over the counter options on securities

Capital Appreciation Value Fund
The fund used written options to manage against anticipated changes in securities, as a substitute for securities purchased and to maintain diversity and liquidity of the fund.

FUND	NAME OF ISSUER	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Capital Appreciation Value Fund	CALLS
	Anadarko Petroleum Corp.	Citigroup Global Markets, Inc.	$110.00	Jan 2015	93	$38,260	($42,548)
	Anadarko Petroleum Corp.	Citigroup Global Markets, Inc.	115.00	Jan 2015	56	15,977	(17,640)
	Apache Corp.	Morgan Stanley Company, Inc.	92.50	Jan 2015	217	67,043	(129,658)
	Apache Corp.	Morgan Stanley Company, Inc.	90.00	Jan 2015	109	43,753	(80,933)
	Apache Corp.	Morgan Stanley Company, Inc.	97.50	Jan 2015	94	38,540	(35,015)
	Apache Corp.	Morgan Stanley Company, Inc.	95.00	Jan 2015	293	89,569	(139,907)
	Apache Corp.	Morgan Stanley Company, Inc.	105.00	Jan 2015	94	22,090	(15,228)
	Apache Corp.	Morgan Stanley Company, Inc.	100.00	Jan 2015	188	63,356	(53,674)
	Boeing Company	Citigroup Global Markets, Inc.	155.00	Jan 2015	137	39,708	(22,400)
	Boeing Company	Citigroup Global Markets, Inc.	145.00	Jan 2015	138	67,037	(52,095)
	Boeing Company	Citigroup Global Markets, Inc.	150.00	Jan 2015	137	51,967	(34,592)
	CVS Caremark Corp.	Morgan Stanley Company, Inc.	80.00	Aug 2014	63	6,271	(8,536)
	CVS Caremark Corp.	Morgan Stanley Company, Inc.	77.50	Aug 2014	63	10,054	(16,191)
	CVS Caremark Corp.	Morgan Stanley Company, Inc.	77.50	Jan 2015	63	18,952	(28,193)
	CVS Caremark Corp.	Morgan Stanley Company, Inc.	80.00	Jan 2015	63	14,218	(20,475)
	Danaher Corp.	J.P. Morgan Clearing Corp.	82.50	Jun 2014	210	42,000	(2,625)
	Danaher Corp.	J.P. Morgan Clearing Corp.	85.00	Sep 2014	61	8,180	(4,575)
	Danaher Corp.	J.P. Morgan Clearing Corp.	80.00	Sep 2014	61	17,717	(13,725)
	Danaher Corp.	J.P. Morgan Clearing Corp.	80.00	Jan 2015	61	25,667	(22,265)
	Danaher Corp.	J.P. Morgan Clearing Corp.	85.00	Jan 2015	61	14,925	(11,285)
	Danaher Corp.	J.P. Morgan Clearing Corp.	90.00	Jan 2015	210	43,470	(17,850)
	Google, Inc.	Merrill Lynch Pierce Fenner & Smith, Inc.	1,330.00	Sep 2014	4	15,987	(1,540)
	Google, Inc.	Merrill Lynch Pierce Fenner & Smith, Inc.	1,280.00	Sep 2014	4	22,828	(3,000)
	Google, Inc.	Merrill Lynch Pierce Fenner & Smith, Inc.	1,330.00	Jan 2015	4	24,387	(5,540)
	Google, Inc.	Merrill Lynch Pierce Fenner & Smith, Inc.	1,280.00	Jan 2015	4	31,946	(8,900)
	Lowes Companies, Inc.	Morgan Stanley Company, Inc.	52.50	Oct 2014	46	10,624	(2,392)
	Lowes Companies, Inc.	Morgan Stanley Company, Inc.	55.00	Oct 2014	46	6,865	(1,035)
	Lowes Companies, Inc.	Morgan Stanley Company, Inc.	52.50	Jan 2015	46	13,703	(4,876)
	Lowes Companies, Inc.	Morgan Stanley Company, Inc.	55.00	Jan 2015	46	9,712	(2,806)
	Lowes Companies, Inc.	J.P. Morgan Clearing Corp.	55.00	Jan 2015	544	123,336	(33,184)
	Marsh & McClennan Companies	Morgan Stanley Company, Inc.	50.00	Jul 2014	94	11,674	(9,635)
	Marsh & McClennan Companies	Morgan Stanley Company, Inc.	50.00	Oct 2014	94	16,426	(16,920)
	Pfizer, Inc.	Citigroup Global Markets, Inc.	35.00	Jan 2015	316	19,564	(73)
	Pfizer, Inc.	Citigroup Global Markets, Inc.	32.00	Jan 2015	316	46,566	(22,436)
	PNC Financial Services Group	Morgan Stanley Company, Inc.	90.00	Aug 2014	56	5,862	(3,276)
	PNC Financial Services Group	Morgan Stanley Company, Inc.	87.50	Aug 2014	56	9,551	(7,084)
	PNC Financial Services Group	Morgan Stanley Company, Inc.	90.00	Jan 2015	393	73,959	(91,766)
	PNC Financial Services Group	Morgan Stanley Company, Inc.	87.50	Jan 2015	56	19,215	(18,340)
	Proctor & Gamble Company	J.P. Morgan Clearing Corp.	85.00	Jan 2015	349	60,503	(51,826)
	Simon Property Group, Inc.	J.P. Morgan Clearing Corp.	180.00	Jan 2015	76	24,852	(35,720)
	Simon Property Group, Inc.	J.P. Morgan Clearing Corp.	165.00	Jan 2015	77	53,669	(100,870)
	Simon Property Group, Inc.	J.P. Morgan Clearing Corp.	170.00	Jan 2015	135	69,379	(128,250)
	Simon Property Group, Inc.	J.P. Morgan Clearing Corp.	175.00	Jan 2015	77	32,109	(55,055)
	State Street Corporation	Morgan Stanley Company, Inc.	72.50	Aug 2014	70	12,554	(1,645)
	State Street Corporation	Morgan Stanley Company, Inc.	70.00	Aug 2014	70	18,484	(3,955)
	State Street Corporation	Morgan Stanley Company, Inc.	72.50	Jan 2015	70	23,691	(9,940)
	State Street Corporation	Morgan Stanley Company, Inc.	70.00	Jan 2015	70	30,489	(14,700)
	TE Connectivity Ltd.	J.P. Morgan Clearing Corp.	65.00	Jul 2014	78	4,801	(585)
	TE Connectivity Ltd.	J.P. Morgan Clearing Corp.	65.00	Oct 2014	78	10,038	(5,265)
	Texas Instruments, Inc.	Goldman Sachs & Company	50.00	Oct 2014	692	83,871	(62,972)
	Texas Instruments, Inc.	Citigroup Global Markets, Inc.	45.00	Jan 2015	1805	361,387	(685,900)
	Texas Instruments, Inc.	Goldman Sachs & Company	50.00	Jan 2015	692	115,814	(103,108)
	TRW Automotive Holdings	J.P. Morgan Clearing Corp.	95.00	Jul 2014	28	2,899	(560)
	TRW Automotive Holdings	J.P. Morgan Clearing Corp.	90.00	Jul 2014	28	5,926	(1,890)
	TRW Automotive Holdings	J.P. Morgan Clearing Corp.	90.00	Oct 2014	28	10,310	(7,280)
	TRW Automotive Holdings	J.P. Morgan Clearing Corp.	95.00	Oct 2014	28	6,550	(3,850)
	U.S. Bancorp	Citigroup Global Markets, Inc.	45.00	Jan 2015	408	38,352	(31,620)
	United Technologies Corp.	Citigroup Global Markets, Inc.	125.00	Jan 2015	427	115,736	(99,064)
	United Technologies, Corp.	Citigroup Global Markets, Inc.	120.00	Jan 2015	427	166,113	(171,867)
					10,310	$2,448,486	($2,578,135)

Redwood Fund
The fund used written options to manage against anticipated changes in securities.
FUND	NAME OF ISSUER	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Redwood Fund	CALLS
	Genworth Financial, Inc.	UBS Securities LLC	15.00	Dec 2014	2575	723,456	(723,456)
					2,575	$723,456	($723,456)
	PUTS
	Google, Inc.	Deutsche Morgan Grenfell Group PLC	950.00	Jan 2015	250	877,975	(420,000)
					250	$877,975	($420,000)

Options on Exchange-Traded Futures Contracts

Global Bond Fund
The fund used written options to manage against anticipated interest rate changes, manage duration of the fund and maintain diversity and liquidity of the fund.

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE		NUMBER OF CONTRACTS	PREMIUM	VALUE
Global Bond Fund	CALLS
	EURIBOR	$99.50	Dec 2014	EUR	71	$46,788	($76,822)
					71	$46,788	($76,822)
	PUTS
	EURIBOR	$99.50	Dec 2014	EUR	71	$60,421	($1,815)
					71	$60,421	($1,815)

Foreign Currency Options

Global Bond Fund
The fund used written options to manage against anticipated change in currency exchange rates and gain exposure to foreign currencies.
FUND	DESCRIPTION	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Fund	CALLS
	U.S. Dollar versus Chilean Peso	Morgan Stanley Capital Services, Inc.	$574.00	Jun 2014	USD	2,400,000	$11,856	($10)
	U.S. Dollar versus Chilean Peso	Morgan Stanley Capital Services, Inc.	576.00	Jun 2014	USD	3,600,000	16,254	(4)
	U.S. Dollar versus Indian Rupee	BNP Paribas	60.30	Jul 2014	USD	3,000,000	19,950	(21,411)
	U.S. Dollar versus Indian Rupee	Citibank N.A.	60.40	Jul 2014	USD	1,800,000	11,347	(14,585)
	U.S. Dollar versus Indian Rupee	Credit Suisse International	60.00	Aug 2014	USD	3,000,000	38,400	(45,666)
	U.S. Dollar versus Indian Rupee	UBS AG	60.80	Jun 2014	USD	3,000,000	14,625	(129)
	U.S. Dollar versus Indian Rupee	UBS AG	60.60	Jul 2014	USD	1,500,000	9,263	(12,015)
	U.S. Dollar versus Polish Zloty	Barclays Bank PLC	3.11	Jun 2014	USD	1,000,000	3,400	(2,180)
	PUTS
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$80.00	Feb 2019	USD	4,400,000	$242,590	($181,676)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	2,500,000	123,704	(104,530)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	91.00	Feb 2016	USD	2,200,000	52,448	(31,845)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	94.75	Apr 2016	USD	4,600,000	138,953	(115,368)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	94.75	Apr 2016	USD	700,000	20,524	(17,556)
	U.S. Dollar versus Japanese Yen	Citibank N.A.	93.00	Apr 2016	USD	1,400,000	33,625	(29,124)
	U.S. Dollar versus Japanese Yen	Deutsche Bank AG	92.00	May 2016	USD	3,000,000	70,140	(59,472)
	U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	91.00	Feb 2016	USD	5,600,000	141,763	(81,060)
							$948,842	($716,631)

Real Return Bond Fund
The fund used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.
FUND	DESCRIPTION	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund	CALLS
	U.S. Dollar versus Brazilian Real	Barclays Bank PLC	$2.52	Jun 2014	USD	2,279,000	$23,018	($2)
	U.S. Dollar versus Brazilian Real	BNP Paribas	2.51	Jun 2014	USD	3,520,000	34,584	(4)
	U.S. Dollar versus Brazilian Real	BNP Paribas	2.47	Jun 2014	USD	3,651,000	37,112	(88)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	2.51	Jun 2014	USD	6,004,000	60,941	(6)
	U.S. Dollar versus Indian Rupee	Barclays Bank PLC	64.90	Jun 2014	USD	1,098,000	10,047	(1)
	U.S. Dollar versus Indian Rupee	Credit Suisse International	61.90	Jun 2014	USD	1,387,000	7,698	(1)
	U.S. Dollar versus Indian Rupee	Goldman Sachs Capital Markets, L.P.	64.20	Jun 2014	USD	2,529,000	22,887	(3)
	U.S. Dollar versus Indian Rupee	HSBC Bank USA	64.90	Jun 2014	USD	1,363,000	12,948	(1)
	U.S. Dollar versus Indian Rupee	HSBC Bank USA	64.00	Jun 2014	USD	1,247,500	11,976	(41)
	U.S. Dollar versus Indian Rupee	UBS AG	64.70	Jun 2014	USD	2,423,000	21,977	(2)
	U.S. Dollar versus Indian Rupee	UBS AG	64.00	Jun 2014	USD	699,500	6,449	(23)
	PUTS
	U.S. Dollar versus Brazilian Real	Deutsche Bank AG	$2.20	Jun 2014	USD	3,520,000	$40,445	($4,619)
	U.S. Dollar versus Japanese Yen	Citibank N.A.	100.00	Jun 2014	USD	2,034,000	13,742	(49)
							$303,824	($4,840)

Total Return Fund
The fund used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.
FUND	DESCRIPTION	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Fund	PUTS
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$80.000	Feb 2019	USD	1,200,000.00	$67,020	($49,548)
							$67,020	($49,548)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund
The fund used interest rate swaptions to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

FUND	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY / RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Fund	PUTS
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	21,000,000	$399,000	($353,279)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	13,000,000	245,040	(218,696)
									$644,040	($571,975)

Real Return Bond Fund
The fund used interest rate swaptions to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.
FUND	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY / RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund	PUTS
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month EURIBOR	Receive	1.235%	Nov 2014	EUR	13,800,000	$96,003	($24,756)
									$96,003	($24,756)

Total Return Fund
The fund used interest rate swaptions to manage duration, manage against anticipated interest rate changes and to maintain diversity and liquidity of the fund.

FUND	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY / RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Fund	CALLS
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.55%	Jul 2014	USD	18,600,000	$47,894	($39,629)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.56%	Sep 2014	USD	26,500,000	47,700	(69,984)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Ltd.	3-Month USD LIBOR	Receive	1.55%	Jul 2014	USD	19,600,000	47,040	(41,760)
	5-Year Interest Rate Swap	The Royal Bank of Scotland	3-Month USD LIBOR	Receive	1.55%	Jul 2014	USD	8,500,000	25,713	(18,110)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.64%	Jun 2014	USD	19,800,000	69,300	(137,188)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Ltd.	3-Month USD LIBOR	Receive	2.75%	Jun 2014	USD	15,100,000	90,600	(225,455)
	10-Year Interest Rate Swap	The Royal Bank of Scotland	3-Month USD LIBOR	Receive	2.63%	Sep 2014	USD	15,000,000	75,000	(152,954)
									$403,247	($685,080)
	PUTS
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.86%	Sep 2014	USD	26,500,000	$389,550	($133,814)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Ltd.	3-Month USD LIBOR	Receive	2.40%	Jul 2014	USD	27,400,000	172,103	(3,759)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	3.04%	Jun 2014	USD	19,800,000	128,700	(30)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Ltd.	3-Month USD LIBOR	Receive	3.05%	Jun 2014	USD	15,100,000	187,995	(125)
	10-Year Interest Rate Swap	The Royal Bank of Scotland	3-Month USD LIBOR	Receive	3.03%	Sep 2014	USD	15,000,000	263,250	(46,110)
									$1,141,598	($183,838)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

Global Bond Fund
The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

FUND	DESCRIPTION	COUNTERPARTY	INDEX	BUY/SELL PROTECTION	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Fund	PUTS
	5-Year Credit Default Swap	BNP Paribas	CDX ITRAXX	Sell	0.90%	Jun 2014	EUR	3,000,000	$7,924	($29)
	5-Year Credit Default Swap	Citibank N.A.	CDX ITRAXX	Sell	0.90%	Jun 2014	EUR	3,100,000	8,061	(30)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	CDX ITRAXX	Sell	0.90%	Jun 2014	EUR	100,000	$319	($1)
	5-Year Credit Default Swap	BNP Paribas	CDX ITRAXX	Sell	0.90%	Sep 2014	EUR	4,400,000	12,165	(7,745)
									$28,469	($7,805)

Real Return Bond Fund
The fund used credit default swaptions to take a long position in the exposure of the benchmark credit and gain exposure to security or credit index.
FUND	DESCRIPTION	COUNTERPARTY	INDEX	BUY/SELL PROTECTION	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund	CALLS
	5-Year Credit Default Swap	BNP Paribas	ITRAXX.MAIN21	Sell	0.65%	Jun 2014	EUR	$1,800,000	$1,526	($2,161)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN21	Sell	0.65%	Jun 2014	EUR	600,000	526	(720)
									$2,052	($2,881)
	PUTS
	5-Year Credit Default Swap	Bank of America N.A.	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	$300,000	$1,004	($3)
	5-Year Credit Default Swap	BNP Paribas	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	700,000	2,160	(7)
	5-Year Credit Default Swap	BNP Paribas	ITRAXX.MAIN21	Sell	0.90%	Jun 2014	EUR	1,800,000	2,776	(71)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	4,400,000	13,277	(43)
	5-Year Credit Default Swap	Deutsche Bank AG	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	700,000	2,333	(7)
	5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	2,200,000	5,914	(21)
	5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN21	Sell	1.00%	Jun 2014	EUR	300,000	806	(4)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	1,400,000	3,676	(14)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN21	Sell	0.90%	Jun 2014	EUR	600,000	908	(24)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	700,000	2,235	(7)
	5-Year Credit Default Swap	BNP Paribas	ITRAXX.MAIN21	Sell	1.10%	Sep 2014	EUR	1,900,000	6,461	(1,707)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN21	Sell	0.95%	Sep 2014	EUR	900,000	3,083	(1,301)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN21	Sell	0.95%	Sep 2014	EUR	800,000	2,566	(1,157)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN21	Sell	1.00%	Sep 2014	EUR	400,000	1,234	(484)
	5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN21	Sell	0.95%	Sep 2014	EUR	900,000	2,734	(1,301)
	5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN21	Sell	1.10%	Sep 2014	EUR	600,000	2,103	(539)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN21	Sell	0.95%	Sep 2014	EUR	1,700,000	5,652	(2,458)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN21	Sell	1.10%	Sep 2014	EUR	700,000	2,579	(629)
									$61,501	($9,777)

Total Return Fund
The fund used credit default swaptions to take a long position in the exposure of the benchmark credit and gain exposure to security or credit index.

FUND	DESCRIPTION	COUNTERPARTY	INDEX	BUY/SELL PROTECTION	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Trust	CALLS
	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG21	Sell	0.55%	Jun 2014	USD	2,600,000	$1,170	($2,303)
									$1,170	($2,303)
	PUTS
	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG21	Sell	0.85%	Jun 2014	USD	2,700,000	$2,767	($22)
	5-Year Credit Default Swap	Citibank N.A.	CDX.IG21	Sell	0.90%	Jun 2014	USD	1,700,000	1,998	(11)
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.IG21	Sell	0.90%	Jun 2014	USD	5,900,000	7,258	(37)
									$12,023	($70)

Inflation floors

Inflation floors are instruments where, in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Fund
The fund used inflation floors to manage duration, mange against anticipated interest rate changes and as a substitute for securities purchased.

FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Fund	Floor- OTC CPURNSA Index	Citibank N.A.	$217.96	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	($787)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.01	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Oct 2020	USD	2,000,000	19,600	(944)
								$41,530	($1,731)

Real Return Bond Fund
The fund used inflation floors to manage duration, mange against anticipated interest rate changes and as a substitute for securities purchased.
FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund	Floor- OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2020	USD	$23,900,000	$213,520	($8,956)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	234.78	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Jan 2018	USD	900,000	8,730	(465)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2020	USD	2,900,000	21,750	(1,036)
								$244,000	($10,457)

Total Return Fund
The fund used inflation floors to manage duration, mange against anticipated interest rate changes and as a substitute for securities purchased.
FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Fund	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	Mar 2020	USD	1,600,000	$12,000	($572)
	Floor-OTC CPURNSA Index	Citibank N.A.	215.95	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	Mar 2020	USD	4,500,000	38,060	(1,622)
	Floor-OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	Apr 2020	USD	11,000,000	98,100	(4,122)
	Floor-OTC CPURNSA Index	Citibank N.A.	217.97	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	Sep 2020	USD	4,100,000	52,890	(1,898)
								$201,050	($8,214)

Inflation caps

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap”.

Real Return Bond Fund
The fund used inflation caps to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund	Floor- OTC CPURNSA Index	JPMorgan Chase Bank	233.916	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2024	USD	5,700,000	$41,467	($48,576)
	Floor- OTC CPURNSA Index	JPMorgan Chase Bank	234.781	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	May 2024	USD	500,000	3,475	(4,362)
								$44,942	($52,938)

Swaps. Swap agreements are agreements between a fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the funds are amortized/accreted for financial reporting purposes.  Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

Global Bond Fund

The fund used interest rate swaps to manage duration, manage against anticipated interest rate changes and substitute for securities purchased. The following table summarizes the interest rate swap contracts held as of May 31, 2014:

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund
	Barclays Bank	26,400,000	MXN	$1,981,154	MXN-TIIE-Banxico	Fixed 6.8%	Dec 2023	($14,251)	$97,819	$83,568
	Barclays Bank	8,200,000	MXN	634,528	MXN-TIIE-Banxico	Fixed 7.14%	Apr 2034	-	(314)	(314)
	BNP Paribas	36,700,000	MXN	2,750,625	MXN-TIIE-Banxico	Fixed 6.8%	Dec 2023	(23,296)	139,468	116,172
	Deutsche Bank AG	9,000,000	MXN	694,578	MXN-TIIE-Banxico	Fixed 7.38%	Feb 2029	41,648	(4,529)	37,119
	Goldman Sachs Bank USA	17,700,000	MXN	1,333,065	MXN-TIIE-Banxico	Fixed 6.8%	Dec 2023	4,057	51,972	56,029
	Goldman Sachs Bank USA	6,500,000	MXN	502,561	MXN-TIIE-Banxico	Fixed 7.15%	Apr 2034	-	251	251
	HSBC Bank	22,000,000	MXN	1,682,099	MXN-TIIE-Banxico	Fixed 6.8%	Dec 2023	323	69,317	69,640
	HSBC Bank	6,000,000	MXN	463,052	MXN-TIIE-Banxico	Fixed 7.38%	Feb 2029	29,339	(4,593)	24,746
	JPMorgan Chase Bank	16,700,000	MXN	1,271,679	MXN-TIIE-Banxico	Fixed 6.8%	Dec 2023	(8,638)	61,501	52,863
	Exchange Cleared Swaps
		17,900,000	EUR	24,896,208	Fixed 0.4%	EUR-EURIBOR-Reuters	Mar 2015	(28,258)	13,494	(14,764)
		100,500,000	USD	100,500,000	Fixed 1.0%	USD-LIBOR-BBA	Sep 2016	(456,270)	(181,413)	(637,683)
		59,200,000	GBP	100,426,713	Fixed 1.75%	GBP-LIBOR-BBA	Dec 2016	191,295	(265,093)	(73,798)
		43,000,000	USD	43,000,000	Fixed 2.5%	USD-LIBOR-BBA	Jun 2021	(224,500)	(822,390)	(1,046,890)
		24,300,000	USD	24,300,000	USD-LIBOR-BBA	Fixed 3.0%	Jun 2023	(1,358,516)	826,319	(532,197)
		3,400,000	USD	3,400,000	USD-LIBOR-BBA	Fixed 4.50%	Jun 2024	(18,180)	134,736	116,556
		24,100,000	EUR	33,368,407	Fixed 2.0%	EUR-EURIBOR-Reuters	Sep 2024	(384,655)	(808,306)	(1,192,961)
		4,700,000,000	JPY	46,698,361	JPY-LIBOR-BBA	Fixed 1.50%	Jun 2033	(229,100)	815,453	586,353
		4,100,000	GBP	6,821,373	Fixed 3.5%	GBP-LIBOR-BBA	Sep 2044	(100,380)	(257,093)	(357,473)
		2,900,000	EUR	4,037,795	Fixed 2.75%	EUR-EURIBOR-Reuters	Sep 2044	(303,222)	(120,486)	(423,708)
				$398,762,198				($2,882,604)	($253,887)	($3,136,491)

Investment Quality Bond Fund
The fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of May 31, 2014:
FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Fund	JPMorgan Chase Bank, N.A.	2,480,000	USD	$2,480,000	FIXED 4.3175%	3 Month LIBOR	Dec 2028	-	($460,805)	($460,805)
	JPMorgan Chase Bank, N.A.	925,000	USD	925,000	FIXED 3.425%	3 Month LIBOR	Jul 2039	-	(40,667)	(40,667)
				$3,405,000				-	($501,472)	($501,472)

Real Return Bond Fund

The fund used interest rate swaps to manage duration, manage against anticipated interest rate changes and substitute for securities purchased. The following table summarizes the interest rate swap contracts held as of May 31, 2014:

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND/PORTFOLIO	PAYMENTS RECEIVED BY FUND/PORTFOLIO	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Fund
	Barclays	2,400,000	AUD	$2,161,035	AUD-BBR-BBSW	Fixed 4%	Jun 2019	$2,469	$61,817	$64,286
	Deutsche Bank	2,100,000	AUD	1,896,091	AUD-BBR-BBSW	Fixed 4%	Jun 2019	2,566	53,685	56,251
	Morgan Stanley Capital Services, Inc.	11,519,984	BRL	7,722,008	BRL-Interbank-Deposit-Rate-Annualized	Fixed 10.91%	Jan 2017	(7,916)	(10,871)	(18,787)
	UBS AG	46,261,753	BRL	29,812,770	BRL-Interbank-Deposit-Rate-Annualized	Fixed 8.15%	Jan 2017	(61,614)	(1,898,484)	(1,960,098)
	Exchange Cleared Swaps
		1,140,000,000	JPY	11,551,936	Fixed 1.00%	JPY-LIBOR-BBA	Sep 2023	(81,293)	(271,351)	(352,644)
		500,000	EUR	683,675	Fixed 2.00%	EUR-EURIBOR-Reuters	Jan 2024	(3,942)	(31,300)	(35,242)
		9,700,000	USD	9,700,000	Fixed 2.75%	3 Month Libor	Jun 2043	556,541	376,799	933,340
		8,800,000	USD	8,800,000	Fixed 3.50%	3 Month Libor	Dec 2043	333,601	(815,722)	(482,121)
		3,100,000	USD	3,100,000	Fixed 3.75%	USD-LIBOR-BBA	Jun 2044	(169,650)	(102,209)	(271,859)
		5,800,000	EUR	8,043,319	Fixed 2.75%	EUR-EURIBOR-Reuters	Sep 2044	(339,592)	(507,825)	(847,417)
				$83,470,834				231,170	($3,145,461)	($2,914,291)

Total Return Fund

The fund used interest rate swaps to manage duration, manage against anticipated interest rate changes and substitute for securities purchased. The following table summarizes the interest rate swap contracts held as of May 31, 2014:

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Fund
	Bank of America N.A.	944,919	BRL	$644,522	BRL-Interbank-Deposit-Rate-Annualized	Fixed 8.86%	Jan 2017	$1,017	($26,947)	($25,930)
	Bank of America N.A.	12,000,000	MXN	897,263	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(2,965)	25,620	22,655
	Bank of America N.A.	8,700,000	MXN	673,609	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2022	(10,573)	(15,278)	(25,851)
	Barclays Bank, PLC	9,900,000	MXN	739,797	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	2,239	20,002	22,241
	Barclays Bank, PLC	54,400,000	MXN	3,956,516	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2017	(5,852)	113,259	107,407
	Barclays Bank, PLC	3,300,000	MXN	255,989	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(8,567)	776	(7,791)
	Barclays Bank, PLC	7,600,000	MXN	589,456	MXN-TIIE-Banxico	Fixed 6.00%	Jun 2023	(11,967)	4,669	(7,298)
	BNP Paribas	3,700,000	MXN	291,440	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(4,308)	(4,429)	(8,737)
	Deutsche Bank AG	11,000,000	MXN	822,491	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(4,232)	24,999	20,767
	Deutsche Bank AG	7,500,000	MXN	587,811	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(11,457)	(6,250)	(17,707)
	Goldman Sachs	684,114	BRL	439,367	BRL-Interbank-Deposit-Rate-Annualized	Fixed 10.63%	Jan 2017	264	(5,081)	(4,817)
	Goldman Sachs	1,081,491	BRL	743,679	BRL-Interbank-Deposit-Rate-Annualized	Fixed 9.095%	Jan 2017	-	(31,122)	(31,122)
	Goldman Sachs	11,000,000	MXN	822,491	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(2,941)	23,708	20,767
	Goldman Sachs	7,800,000	MXN	606,575	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(17,384)	(1,031)	(18,415)
	HSBC Bank USA	106,000,000	MXN	8,179,351	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	22,204	215,931	238,135
	HSBC Bank USA	60,600,000	MXN	4,416,169	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2017	(6,727)	126,375	119,648
	HSBC Bank USA	44,900,000	MXN	3,518,809	MXN-TIIE-Banxico	Fixed 4.75%	Feb 2018	(27,104)	16,779	(10,325)
	HSBC Bank USA	70,000,000	MXN	5,429,197	MXN-TIIE-Banxico	Fixed 5.00%	Jun 2018	(90,773)	106,123	15,350
	HSBC Bank USA	9,400,000	MXN	740,459	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(14,033)	(8,166)	(22,199)
	HSBC Bank USA	157,400,000	MXN	12,031,110	MXN-TIIE-Banxico	Fixed 6.57%	Apr 2024	-	249,448	249,448
	JPMorgan Chase Bank, N.A.	8,100,000	MXN	610,305	MXN-TIIE-Banxico	Fixed 6.00%	Jun 2023	(34,774)	26,995	(7,779)
	JPMorgan Chase Bank, N.A.	11,000,000	MXN	822,491	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(3,458)	24,225	20,767
	Morgan Stanley Capital Services, Inc.	8,900,000	MXN	723,710	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	853	19,142	19,995
	Morgan Stanley Capital Services, Inc.	15,000,000	MXN	1,085,278	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2017	(2,069)	31,685	29,616
	Morgan Stanley Capital Services, Inc.	46,000,000	MXN	3,567,758	MXN-TIIE-Banxico	Fixed 5.00%	Jun 2018	(60,577)	70,634	10,057
	Morgan Stanley Capital Services, Inc.	65,100,000	MXN	5,288,662	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	65,390	90,647	156,037
	Morgan Stanley Capital Services, Inc.	33,800,000	MXN	2,622,041	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2022	(45,883)	(54,551)	(100,434)
	Societe Generale	22,000,000	MXN	1,644,983	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(3,427)	44,961	41,534
	Exchange Cleared Swaps
		146,600,000	USD	146,600,000	3-Month LIBOR	Fixed 1.5%	Mar 2016	1,161,776	151,804	1,313,580
		214,200,000	USD	214,200,000	USD-LIBOR-BBA	Fixed 1.5%	Dec 2016	148,778	351,979	500,757
		289,600,000	USD	289,600,000	USD-LIBOR-BBA	Fixed 3.0%	Sep 2017	2,865,699	37,049	2,902,748
		104,100,000	USD	104,100,000	Federal Fund Effective Rate US	Fixed 1.00%	Oct 2017	(122,697)	(610,094)	(732,791)
		13,900,000	USD	13,900,000	USD-LIBOR-BBA	Fixed 4.0%	Jun 2024	229,012	(47,499)	181,513
		170,000,000	USD	170,000,000	Fixed 2.75%	3-Month LIBOR	Jun 2043	11,341,387	5,016,132	16,357,519
		34,900,000	USD	34,900,000	Fixed 3.50%	3-Month LIBOR	Dec 2043	1,709,367	(3,621,414)	(1,912,047)
				$1,036,051,329				$17,056,218	$2,361,080	$19,417,298

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Global Bond Fund
The fund used credit default swaps to manage against potential credit events. The following table summarizes the credit default contracts held at May 31, 2014 as Buyer of protection.
FUND	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund
	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	$2,000,000	(1.380)%	Mar 2017	-	($56,551)	($56,551)
	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$118,314	(149,618)	(31,304)
					$3,800,000			$118,314	($206,169)	($87,855)

Investment Quality Bond Fund

The fund used credit default swaps to manage against potential credit events and to gain exposure to a security or a credit index. The following table summarizes the credit default contracts held at May 31, 2014 as Buyer of protection.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Fund
	Goldman Sachs International	CDX-EMS21V1-5Y	1,685,000	USD	$1,685,000	(5.000)%	Jun 2019	($178,034)	($34,089)	($212,123)
	Goldman Sachs International	CDX-EMS21V1-5Y	975,000	USD	975,000	(5.000)%	Jun 2019	(95,285)	(27,457)	(122,742)
	Exchange Cleared Swaps
		CDX-NAHYS22V1-5Y	742,500	USD	742,500	(5.000)%	Jun 2019	(53,184)	(16,179)	(69,363)
		ITRAXX-XOVERS21V1-5Y	1,975,000	EUR	2,451,438	(5.000)%	Jun 2019	(265,521)	(63,711)	(329,232)
					$5,853,938			($592,024)	($141,436)	($733,460)

Real Return Bond Fund
The fund used credit default swaps to manage against potential credit events. The following table summarizes the credit default contracts held at May 31, 2014 as Buyer of protection.
FUND	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($904)	($1,678)	($2,582)
	Citibank N.A	GATX Corporation	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	-	(18,216)	(18,216)
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	-	(42,639)	(42,639)
					$95,000			($904)	($62,533)	($63,437)

Spectrum Income Fund
The fund used credit default swaps to manage against potential credit events. The following table summarizes the credit default contracts held at May 31, 2014 as Buyer of protection.
FUND	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Spectrum Income Fund
	JPMorgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	$99,161	(1.000)%	Jun 2017	($629)	($1,197)	($1,826)
	JPMorgan Chase Bank, N.A.	CDX.NA.HY.22-V1	495,000	USD	495,000	(5.000)%	Jun 2019	(33,614)	(12,737)	(46,351)
					$594,161			($34,243)	($13,934)	($48,177)

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

Global Bond Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swaps held at May 31, 2014, as the Seller of protection.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY) / RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund
	Bank of America N.A.	Government of Japan	0.32%	1,700,000	USD	$1,700,000	1.00%	Jun 2018	$23,374	$26,746	$50,120
	Bank of America N.A.	Government of Japan	0.32%	3,700,000	USD	3,700,000	1.00%	Jun 2018	58,494	50,590	109,084
	Bank of America N.A.	Federative Republic of Brazil	1.36%	200,000	USD	200,000	1.00%	Mar 2019	(9,031)	6,156	(2,875)
	Bank of America N.A.	Russian Federation	1.86%	2,000,000	USD	2,000,000	1.00%	Mar 2019	(81,088)	6,655	(74,433)
	Bank of America N.A.	Russian Federation	1.86%	2,400,000	USD	2,400,000	1.00%	Mar 2019	(129,171)	39,851	(89,320)
	Bank of America N.A.	Russian Federation	1.86%	700,000	USD	700,000	1.00%	Mar 2019	(40,310)	14,258	(26,052)
	Bank of America N.A.	Russian Federation	1.86%	200,000	USD	200,000	1.00%	Mar 2019	(11,659)	4,216	(7,443)
	Bank of America N.A.	Russian Federation	1.86%	1,300,000	USD	1,300,000	1.00%	Mar 2019	(105,057)	56,675	(48,382)
	Bank of America N.A.	Russian Federation	1.86%	1,200,000	USD	1,200,000	1.00%	Mar 2019	(77,503)	32,843	(44,660)
	Bank of America N.A.	Republic of Italy	1.11%	100,000	USD	100,000	1.00%	Jun 2019	(2,079)	1,770	(309)
	Barclays Bank	People's Republic of China	0.69%	400,000	USD	400,000	1.00%	Mar 2019	(544)	7,214	6,670
	Barclays Bank	Republic of Italy	1.08%	3,300,000	USD	3,300,000	1.00%	Mar 2019	(57,681)	52,296	(5,385)
	Barclays Bank	Russian Federation	1.86%	700,000	USD	700,000	1.00%	Mar 2019	(37,971)	11,919	(26,052)
	Barclays Bank	Russian Federation	1.86%	700,000	USD	700,000	1.00%	Mar 2019	(39,720)	13,668	(26,052)
	Citibank N.A.	Federative Republic of Brazil	1.36%	2,100,000	USD	2,100,000	1.00%	Mar 2019	(81,606)	51,396	(30,210)
	Citibank N.A.	Russian Federation	1.86%	100,000	USD	100,000	1.00%	Mar 2019	(5,716)	1,994	(3,722)
	Citibank N.A.	Russian Federation	1.86%	400,000	USD	400,000	1.00%	Mar 2019	(23,149)	8,262	(14,887)
	Citibank N.A.	Russian Federation	1.86%	600,000	USD	600,000	1.00%	Mar 2019	(37,753)	15,423	(22,330)
	Citibank N.A.	Russian Federation	1.92%	1,300,000	USD	1,300,000	1.00%	Jun 2019	(102,771)	48,891	(53,880)
	Deutsche Bank AG	Federative Republic of Brazil	1.36%	1,100,000	USD	1,100,000	1.00%	Mar 2019	(46,739)	30,915	(15,824)
	Deutsche Bank AG	People's Republic of China	0.69%	500,000	USD	500,000	1.00%	Mar 2019	227	8,110	8,337
	Deutsche Bank AG	Republic of Italy	1.08%	3,600,000	USD	3,600,000	1.00%	Mar 2019	(86,495)	80,621	(5,874)
	Dutsche Bank AG	Republic of Italy	1.08%	4,200,000	USD	4,200,000	1.00%	Mar 2019	(77,011)	70,158	(6,853)
	Goldman Sachs International	Government of Japan	0.32%	5,400,000	USD	5,400,000	1.00%	Jun 2018	78,139	81,065	159,204
	Goldman Sachs International	Federative Republic of Brazil	1.36%	100,000	USD	100,000	1.00%	Mar 2019	(4,116)	2,678	(1,438)
	HSBC Bank	Russian Federation	1.86%	1,000,000	USD	1,000,000	1.00%	Mar 2019	(38,813)	1,596	(37,217)
	HSBC Bank	Russian Federation	1.86%	300,000	USD	300,000	1.00%	Mar 2019	(16,800)	5,635	(11,165)
	HSBC Bank	Russian Federation	1.86%	600,000	USD	600,000	1.00%	Mar 2019	(33,221)	10,891	(22,330)
	HSBC Bank	Russian Federation	1.86%	400,000	USD	400,000	1.00%	Mar 2019	(26,528)	11,641	(14,887)
	JPMorgan Chase Bank	Federative Republic of Brazil	1.36%	3,600,000	USD	3,600,000	1.00%	Mar 2019	(128,604)	76,704	(51,900)
	JPMorgan Chase Bank	People's Republic of China	0.69%	900,000	USD	900,000	1.00%	Mar 2019	2,869	12,138	15,007
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.36%	6,200,000	USD	6,200,000	1.00%	Mar 2019	(271,590)	182,199	(89,391)
	Morgan Stanley Capital Services, Inc.	People's Republic of China	0.69%	600,000	USD	600,000	1.00%	Mar 2019	819	9,163	9,982
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.32%	2,500,000	USD	2,500,000	1.00%	Jun 2018	35,865	37,840	73,705
	Exchange Cleared Swaps
		CDX.NA.IG.22	0.62%	7,600,000	USD	7,600,000	1.000%	Jun 2019	129,242	25,357	154,599
						$61,700,000	1.00%	Jun 2019	($1,243,697)	$1,097,534	($146,163)

Investment Quality Bond Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit and to gain exposure to a credit index. The following table summarizes the credit default swaps held at May 31, 2014, as the Seller of protection.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY) / RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Fund
	Exchange Cleared Swaps
		CDX-NAIGS22V1-5Y	Baa1	1,130,000	USD	$1,130,000	1.000%	Jun 2019	$18,819	$4,155	$22,974
		ITRAXX-EUROPES21V1-5Y	Baa1	3,355,000	EUR	4,505,153	1.000%	Jun 2019	(70,726)	(15,457)	(86,183)
						$5,635,153			($51,907)	($11,302)	($63,209)

Real Return Bond Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swaps held at May 31, 2014, as the Seller of protection.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY) / RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Fund
	Bank of America	Federative Republic of Brazil	1.36%	100,000	USD	$100,000	1.000%	Mar 2019	($4,811)	$3,373	($1,438)
	Bank of America	Russian Federation	1.86%	100,000	USD	100,000	1.000%	Mar 2019	(8,041)	4,319	(3,722)
	Deutsche Bank	Federative Republic of Brazil	1.36%	1,900,000	USD	1,900,000	1.000%	Mar 2019	(89,800)	62,483	(27,317)
	Deutsche Bank	Republic of Italy	1.08%	3,200,000	USD	3,200,000	1.000%	Mar 2019	(52,950)	47,728	(5,222)
	HSBC Bank USA	Russian Federation	1.86%	300,000	USD	300,000	1.000%	Mar 2019	(24,040)	12,866	(11,174)
	JPMorgan Chase Bank, N.A.	Petroleo Brasileiro S/A Petrobras	0.91%	400,000	USD	400,000	1.000%	Sep 2015	(2,911)	4,130	1,219
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.36%	2,600,000	USD	2,600,000	1.000%	Mar 2019	(123,991)	86,610	(37,381)
	Morgan Stanley Capital Services, Inc.	Hellenic Republic	4.33%	300,000	EUR	411,285	1.000%	Jun 2015	(13,572)	374	(13,198)
	Exchange Cleared Swaps
		CDX.NA.HY.22	3.12%	1,287,000	USD	1,287,000	5.000%	Jun 2019	105,148	15,008	120,156
		CDX.NA.IG.22	0.62%	6,900,000	USD	6,900,000	1.000%	Jun 2019	113,082	27,350	140,432
		iTraxx Europe Series 21 Version 1	0.66%	9,600,000	EUR	13,219,194	1.000%	Jun 2019	189,918	56,411	246,329
		iTraxx Europe Series 21 Version 1	1.09%	4,100,000	EUR	5,692,033	1.000%	Jun 2024	(99,901)	65,528	(34,373)
						$36,109,512			($11,869)	$386,180	$374,311

Spectrum Income Fund
The fund used credit default swaps to take a long position in the exposure of the benchmark credit.
FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY) / RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Spectrum Income Fund
	JPMorgan Chase Bank, N.A.	Arab Republic of Egypt	3.18%	100,000	USD	$100,000	1.000%	Mar 2016	($4,474)	$833	($3,641)
	JPMorgan Chase Bank, N.A.	MBLA, Inc.	0.51%	130,000	USD	130,000	5.000%	Jun 2014	287	1,371	1,658
	JPMorgan Chase Bank, N.A.	MBLA, Inc.	0.51%	550,000	USD	550,000	5.000%	Jun 2014	1,220	5,795	7,015
	JPMorgan Chase Bank, N.A.	Humana, Inc.	0.50%	180,000	USD	180,000	4.000%	Dec 2018	1,014	3,377	4,391
						$960,000			($1,953)	$11,376	$9,423

Total Return Fund

The fund used credit default swaps to take a long position on the benchmark credit and gain exposure to credit index. The following table summarizes the credit default swaps held at May 31, 2014, as the Seller of protection.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY) / RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Fund
	Bank of America N.A.	Berkshire Hathaway, Inc.	9.59%	1,800,000	USD	$1,800,000	1.000%	Mar 2015	($4,988)	$21,903	$16,915
	Bank of America N.A.	Citigroup Inc.	35.45%	1,800,000	USD	1,800,000	1.000%	Sep 2016	16,428	14,160	30,588
	Bank of America N.A.	CMBX.NA.AAA Indices	AAA	2,100,000	USD	2,100,000	0.500%	May 2063	(89,698)	44,949	(44,749)
	Bank of America N.A.	MetLife, Inc.	14.92%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(19,148)	45,359	26,211
	Bank of America N.A.	People's Republic of China	7.47%	500,000	USD	500,000	1.000%	Jun 2015	1,774	4,189	5,963
	Bank of America N.A.	People's Republic of China	7.47%	1,500,000	USD	1,500,000	1.000%	Jun 2015	5,073	12,816	17,889
	Bank of America N.A.	Prudential Financial, Inc.	17.18%	2,400,000	USD	2,400,000	1.000%	Dec 2015	(21,700)	57,849	36,149
	Bank of America N.A.	Republic of Indonesia	58.10%	1,800,000	USD	1,800,000	1.000%	Sep 2016	(12,382)	33,492	21,110
	Bank of America N.A.	Russian Federation	186.45%	3,700,000	USD	3,700,000	1.000%	Mar 2019	(260,849)	123,134	(137,715)
	Bank of America N.A.	United Mexican States	22.09%	500,000	USD	500,000	1.000%	Sep 2015	(239)	6,405	6,166
	Barclays Bank PLC	Federative Republic of Brazil	31.44%	500,000	USD	500,000	1.000%	Jun 2015	(1,453)	6,129	4,676
	Barclays Bank PLC	General Electric Capital Corp.	30.76%	1,800,000	USD	1,800,000	1.000%	Sep 2016	15,185	17,363	32,548
	Barclays Bank PLC	Republic of Italy	110.65%	1,300,000	USD	1,300,000	1.000%	Jun 2019	(8,599)	4,577	(4,022)
	Barclays Bank PLC	Republic of Italy	110.65%	1,200,000	USD	1,200,000	1.000%	Jun 2019	(7,373)	3,661	(3,712)
	BNP Paribas	United States of America	11.13%	5,100,000	EUR	7,150,709	0.250%	Mar 2016	(28,033)	49,129	21,096
	Citibank N.A	People's Republic of China	7.47%	400,000	USD	400,000	1.000%	Jun 2015	1,339	3,431	4,770
	Citibank N.A.	Federative Republic of Brazil	39.37%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(4,053)	14,092	10,039
	Citibank N.A.	MetLife, Inc.	14.92%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(28,159)	66,704	38,545
	Citibank N.A.	Republic of Italy	BAA	4,000,000	USD	4,000,000	1.000%	Jun 2017	23,454	8,000	31,454
	Citibank N.A.	Russian Federation	186.45%	4,900,000	USD	4,900,000	1.000%	Mar 2019	(344,706)	162,155	(182,551)
	Citibank N.A.	United Mexican States	20.06%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(3,595)	12,135	8,540
	Citibank N.A.	United Mexican States	22.09%	700,000	USD	700,000	1.000%	Sep 2015	(2,746)	11,378	8,632
	Credit Suisse International	Federative Republic of Brazil	31.44%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(12,093)	52,309	40,216
	Credit Suisse International	Federative Republic of Brazil	39.37%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(6,002)	25,076	19,074
	Credit Suisse International	United Mexican States	64.86%	800,000	USD	800,000	1.000%	Dec 2018	(1,478)	15,646	14,168
	Deutsche Bank AG	Berkshire Hathaway, Inc.	17.58%	900,000	USD	900,000	1.000%	Sep 2016	10,711	8,363	19,074
	Deutsche Bank AG	Federative Republic of Brazil	31.44%	1,700,000	USD	1,700,000	1.000%	Jun 2015	(3,787)	19,686	15,899
	Deutsche Bank AG	Federative Republic of Brazil	31.44%	500,000	USD	500,000	1.000%	Jun 2015	(971)	5,647	4,676
	Deutsche Bank AG	Federative Republic of Brazil	135.56%	300,000	USD	300,000	1.000%	Mar 2019	(12,161)	7,848	(4,313)
	Deutsche Bank AG	General Electric Capital Corp.	26.89%	1,000,000	USD	1,000,000	1.000%	Sep 2015	8,011	3,678	11,689
	Deutsche Bank AG	JPMorgan Chase & Company	31.53%	1,800,000	USD	1,800,000	1.000%	Sep 2016	17,674	14,564	32,238
	Deutsche Bank AG	Republic of Italy	110.65%	400,000	USD	400,000	1.000%	Jun 2019	(2,846)	1,609	(1,237)
	Deutsche Bank AG	United Mexican States	20.06%	700,000	USD	700,000	1.000%	Mar 2015	(2,516)	8,494	5,978
	Deutsche Bank AG	United Mexican States	73.25%	4,000,000	USD	4,000,000	1.000%	Jun 2019	25,101	35,537	60,638
	Goldman Sachs	Berkshire Hathaway, Inc.	9.59%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(2,771)	12,168	9,397
	Goldman Sachs	CDX.NA.IG.9-V4	11.24%	868,049	USD	868,049	0.548%	Dec 2017	-	14,307	14,307
	Goldman Sachs	Federative Republic of Brazil	31.44%	500,000	USD	500,000	1.000%	Jun 2015	(1,357)	6,033	4,676
	Goldman Sachs International	United Mexican States	29.16%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(2,355)	22,686	20,331
	HSBC Bank	Federative Republic of Brazil	39.37%	700,000	USD	700,000	1.000%	Sep 2015	(1,816)	8,843	7,027
	HSBC Bank USA	Federative Republic of Brazil	31.44%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(7,294)	19,452	12,158
	HSBC Bank USA	Republic of Italy	81.96%	1,800,000	USD	1,800,000	1.000%	Jun 2017	5,924	7,543	13,467
	HSBC Bank USA	Republic of Italy	110.65%	400,000	USD	400,000	1.000%	Jun 2019	(2,846)	1,609	(1,237)
	HSBC Bank USA	Russian Federation	144.76%	300,000	USD	300,000	1.000%	Jun 2017	(6,209)	2,795	(3,414)
	HSBC Bank USA	United Mexican States	29.16%	200,000	USD	200,000	1.000%	Sep 2016	823	2,873	3,696
	HSBC Bank USA	United Mexican States	32.35%	100,000	USD	100,000	1.000%	Dec 2016	806	1,134	1,940
	JPMorgan Chase Bank, N.A.	CDX.NA.IG.9-V4	11.24%	1,928,998	USD	1,928,998	0.553%	Dec 2017	-	32,154	32,154
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	39.37%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(30,538)	118,882	88,344
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	67.84%	900,000	USD	900,000	1.000%	Sep 2016	(2,463)	10,987	8,524
	JPMorgan Chase Bank, N.A.	Russian Federation	191.57%	100,000	USD	100,000	1.000%	Jun 2019	(5,615)	1,470	(4,145)
	JPMorgan Chase Bank, N.A.	United Mexican States	29.16%	200,000	USD	200,000	1.000%	Sep 2016	857	2,839	3,696
	JPMorgan Chase Bank, N.A.	United Mexican States	32.35%	1,300,000	USD	1,300,000	1.000%	Dec 2016	14,565	10,655	25,220
	JPMorgan Chase Bank, N.A.	United Mexican States	64.86%	2,400,000	USD	2,400,000	1.000%	Dec 2018	(5,217)	47,722	42,505
	JPMorgan Chase Bank, N.A.	United Mexican States	73.25%	4,200,000	USD	4,200,000	1.000%	Jun 2019	32,472	31,198	63,670
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	31.44%	500,000	USD	500,000	1.000%	Jun 2015	(983)	5,659	4,676
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	39.37%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(34,847)	134,234	99,387
	Morgan Stanley Capital Services, Inc.	Republic of Indonesia	58.10%	1,400,000	USD	1,400,000	1.000%	Sep 2016	(9,333)	25,752	16,419
	Morgan Stanley Capital Services, Inc.	United Mexican States	29.16%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(4,635)	48,992	44,357
	Royal Bank of Scotland PLC	People's Republic of China	7.47%	900,000	USD	900,000	1.000%	Jun 2015	3,104	7,629	10,733
	Royal Bank of Scotland PLC	United Mexican States	22.09%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(5,544)	28,973	23,429
	Societe Generale Paris	United Kingdom of Great Britain and Northern Ireland	4.81%	3,200,000	USD	3,200,000	1.000%	Mar 2015	2,140	29,186	31,326
	The Royal Bank of Scotland	People's Republic of China	18.65%	1,300,000	USD	1,300,000	1.000%	Jun 2016	5,601	18,979	24,580
	UBS AG	Berkshire Hathaway, Inc.	9.59%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(2,843)	12,240	9,397
	UBS AG	People's Republic of China	18.65%	300,000	USD	300,000	1.000%	Jun 2016	1,322	4,350	5,672
	UBS AG	Republic of Indonesia	58.10%	600,000	USD	600,000	1.000%	Sep 2016	(4,257)	11,294	7,037
	UBS AG	United Mexican States	29.16%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(2,169)	22,500	20,331
	Exchange Cleared Swaps
		CDX.NA.IG.22	62.20%	13,000,000	USD	13,000,000	1.000%	Jun 2019	203,956	60,346	264,302
						$130,067,756			($620,253)	$1,709,703	$1,089,450

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

Real Return Bond Fund
The fund used inflation swaps to take a long position on current versus future inflation expectations. The following table summarizes the inflation swap contracts held at May 31, 2014:

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Fund
	Bank of America	2,800,000	EUR	$3,749,130	FRC-EXT-CPI	Fixed 1.95%	Jul 2021	($17,573)	$179,412	$161,839
	BNP Paribas	2,600,000	USD	2,600,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(551)	14,985	14,434
	BNP Paribas	14,500,000	USD	14,500,000	Fixed 2.25%	USA-CPI-U	Jul 2017	18,592	(303,929)	(285,337)
	BNP Paribas	1,100,000	EUR	1,436,775	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	5,357	92,976	98,333
	BNP Paribas	300,000	EUR	400,844	FRC-EXT-CPI	Fixed 2.1%	Jul 2021	(2,549)	31,982	29,433
	BNP Paribas	2,800,000	EUR	3,775,170	FRC-EXT-CPI	Fixed 1.95%	Jul 2021	29,426	132,414	161,840
	BNP Paribas	2,600,000	USD	2,600,000	Fixed 2.5%	USA-CPI-U	Jul 2022	24,135	(89,605)	(65,470)
	BNP Paribas	4,400,000	EUR	5,967,378	FRC-EXT-CPI	Fixed 2.1075%	Oct 2023	18,617	285,540	304,157
	Citi Bank NA	11,100,000	USD	11,100,000	Fixed 2.25%	USA-CPI-U	Jul 2017	1,775	(220,205)	(218,430)
	Citi Bank NA	500,000	EUR	650,175	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	7,802	36,895	44,697
	Citi Bank NA	500,000	EUR	676,025	FRC-EXT-CPI	Fixed 2.1075%	Oct 2023	6,355	28,208	34,563
	Deutsche Bank	5,300,000	USD	5,300,000	Fixed 1.8%	USA-CPI-U	Jan 2016	(240)	33,737	33,497
	Deutsche Bank	4,000,000	USD	4,000,000	Fixed 1.935%	USA-CPI-U	Jan 2017	(240)	33,737	33,497
	Deutsche Bank AG	1,700,000	USD	1,700,000	Fixed 1.7275%	USA-CPI-U	Dec 2015	-	22,383	22,383
	Deutsche Bank AG	3,500,000	USD	3,500,000	Fixed 1.86%	USA-CPI-U	Nov 2016	-	14,616	14,616
	Deutsche Bank AG	3,700,000	USD	3,700,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(1,612)	22,153	20,541
	Deutsche Bank AG	2,300,000	USD	2,300,000	Fixed 1.845%	USA-CPI-U	Nov 2016	-	11,357	11,357
	Deutsche Bank AG	1,900,000	USD	1,900,000	Fixed 2.36%	USA-CPI-U	Jan 2017	-	(37,118)	(37,118)
	Deutsche Bank AG	2,500,000	USD	2,500,000	Fixed 2.1725%	USA-CPI-U	Nov 2018	-	(5,153)	(5,153)
	Deutsche Bank AG	600,000	EUR	783,690	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	13,244	40,392	53,636
	Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.5%	USA-CPI-U	Jul 2022	8,271	(35,970)	(27,699)
	Deutsche Bank AG	2,100,000	EUR	2,853,204	FRC-EXT-CPI	Fixed 1.95%	Jul 2023	18,102	84,533	102,635
	Deutsche Bank AG	500,000	EUR	676,025	FRC-EXT-CPI	Fixed 2.1075%	Oct 2023	6,287	28,276	34,563
	Goldman Sachs	15,100,000	USD	15,100,000	Fixed 1.73%	USA-CPI-U	Apr 2016	(26,523)	72,558	46,035
	Goldman Sachs	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	2,825	(159,283)	(156,458)
	Goldman Sachs	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	Apr 2018	-	(3,642)	(3,642)
	Goldman Sachs	600,000	USD	600,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(374)	(1,225)	(1,599)
	The Royal Bank of Scotland PLC	2,000,000	USD	2,000,000	Fixed 1.935%	USA-CPI-U	Oct 2016	(5,900)	9,418	3,518
	The Royal Bank of Scotland PLC	7,200,000	USD	7,200,000	Fixed 1.93%	USA-CPI-U	Oct 2016	-	14,156	14,156
	The Royal Bank of Scotland PLC	12,100,000	USD	12,100,000	Fixed 2.25%	USA-CPI-U	Jul 2017	11,022	(249,131)	(238,109)
				$124,168,416				$116,248	$84,467	$200,715

Cost of investment securities for federal income tax purposes. The costs of investments owned on May 31, 2014, including short‐term investments, for federal income tax purposes, were as follows:

Fund	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Active Bond Fund	$1,767,462,321	$78,951,584	($11,225,130)	$67,726,454
All Cap Core Fund	599,440,251	74,469,442	(4,512,050)	69,957,392
Alpha Opportunities Fund	1,668,399,569	239,515,722	(35,163,731)	204,351,991
Asia Pacific Total Return Bond Fund	421,880,503	2,078,845	(20,020,490)	(17,941,645)
Blue Chip Growth Fund	1,468,253,114	1,243,634,371	(1,959,257)	1,241,675,114
Capital Appreciation Fund	1,499,354,000	886,388,322	(19,544,992)	866,843,330
Capital Appreciation Value Fund	1,615,727,288	286,413,633	(2,309,083)	284,104,550
Core Bond Fund	615,101,644	7,053,406	(1,957,350)	5,096,056
Equity-Income Fund	1,389,945,831	517,812,398	(25,700,520)	492,111,878
Fundamental Global Franchise Fund	344,350,304	96,534,075	—	96,534,075
Fundamental Value Fund	622,780,328	442,917,056	(5,420,649)	437,496,407
Global Bond Fund	597,483,179	19,233,932	(10,823,463)	8,410,469
Global Equity Fund	369,672,040	45,262,550	(2,422,485)	42,840,065
Global Real Estate Fund	294,113,077	45,518,440	(2,169,372)	43,349,068
Health Sciences Fund	409,104,445	176,894,634	(5,947,209)	170,947,425
High Yield Fund	1,112,786,693	50,463,494	(22,291,955)	28,171,539
International Growth Opportunities Fund	650,867,856	208,116,466	(15,193,331)	192,923,135
International Growth Stock Fund	537,406,480	158,397,915	(3,236,929)	155,160,986
International Small Cap Fund	566,573,599	180,066,049	(18,269,129)	161,796,920
International Value Fund	1,841,134,962	405,127,800	(55,502,302)	349,625,498
Investment Quality Bond Fund	542,992,888	12,649,834	(1,311,968)	11,337,866
Lifestyle II Aggressive Portfolio	319,332	8,670	—	8,670
Lifestyle II Balanced Portfolio	284,571	7,751	(30)	7,721
Lifestyle II Conservative Portfolio	274,181	6,896	(48)	6,848
Lifestyle II Growth Portfolio	617,892	8,451	(21)	8,430
Lifestyle II Moderate Portfolio	219,539	7,191	(40)	7,151
Mid Cap Stock Fund	1,511,713,911	275,948,273	(46,780,030)	229,168,243
Mid Value Fund	868,818,598	269,944,838	(14,783,253)	255,161,585
Mutual Shares Fund	302,670,036	108,963,474	(6,032,538)	102,930,936
Real Estate Equity Fund	160,825,020	92,649,234	(139,526)	92,509,708
Real Estate Securities Fund	440,018,467	101,667,595	(608,987)	101,058,608
Real Return Bond Fund	626,190,128	6,541,095	(11,930,221)	(5,389,126)
Redwood Fund	536,161,367	47,919,003	(9,555,480)	38,363,523
Science & Technology Fund	921,921,692	142,042,332	(13,395,048)	128,647,284
Short Term Government Income Fund	228,562,207	623,951	(2,426,158)	(1,802,207)
Small Cap Growth Fund	196,180,046	46,184,630	(3,538,289)	42,646,341
Small Cap Opportunities Fund	146,706,871	67,742,700	(4,587,765)	63,154,935
Small Company Growth Fund	144,428,710	57,082,997	(2,186,721)	54,896,276
Small Company Value Fund	267,922,803	173,958,362	(4,087,598)	169,870,764
Spectrum Income Fund	1,042,926,425	70,515,102	(10,523,891)	59,991,211
Strategic Equity Allocation Fund	4,531,488,841	1,243,371,898	(53,580,676)	1,189,791,222
Total Return Fund	2,750,504,629	48,418,286	(21,577,311)	26,840,975
U.S. High Yield Bond Fund	673,981,155	20,779,087	(6,808,828)	13,970,259
Value Fund	333,202,581	79,367,272	(7,423,356)	71,943,916

Investments in affiliated underlying funds. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Security	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Lifestyle II Aggressive Portfolio
Strategic Equity Allocation	—	16,276	(2)	16,274	—	—	($1)	$220,190

Lifestyle II Balanced Portfolio
Strategic Equity Allocation	—	8,797	(12)	8,785	—	—	$4	$118,854

Lifestyle II Conservative Portfolio
Strategic Equity Allocation	—	2,834	(43)	2,791	—	—	$11	$37,760

Lifestyle II Growth Portfolio
Strategic Equity Allocation	—	25,282	—	25,282	—	—	—	$342,069

Lifestyle II Moderate Portfolio
Strategic Equity Allocation	—	4,530	(27)	4,503	—	—	$8	$60,932

Direct placement securities. The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at May 31, 2014.

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 5-31-14

Alpha Opportunities Fund	Cloudera, Inc., Series F	2/5/2014	$421,963	—	28,981	0.0%*	$806,483
	Bought: 28,981 shares
Alpha Opportunities Fund	Datalogix Holdings, Inc.	5/22/2014	$996,257	—	96,724	0.1%	$996,257
	Bought: 96,724 shares
Alpha Opportunities Fund	DocuSign, Inc., Series B	2/28/2014	$21,498	—	1,637	0.0%*	$21,498
	Bought: 1,637 shares
Alpha Opportunities Fund	DocuSign, Inc., Series B1	3/3/2014	$6,448	—	491	0.0%*	$6,448
	Bought: 491 shares
Alpha Opportunities Fund	DocuSign, Inc., Series D	3/3/2014	$15,457	—	1,177	0.0%*	$15,457
	Bought: 1,177 shares
Alpha Opportunities Fund	DocuSign, Inc., Series E	2/28/2014	$399,606	—	30,429	0.0%*	$399,606
	Bought: 30,429 shares
Alpha Opportunities Fund	Dropbox, Inc., Series C	1/28/2014	$392,243	—	20,535	0.0%*	$331,435
	Bought: 20,535 shares
Alpha Opportunities Fund	Essence Group Holdings Corp.	5/1/2014	$604,000	—	381,964	0.0%*	$604,000
	Bought: 381,964 shares
Alpha Opportunities Fund	LendingClub Corp., Series D	4/15/2014	$372,593	—	18,316	0.0%*	$372,593
	Bought: 18,316 shares
Alpha Opportunities Fund	New Relic, Inc., Series F	4/16/2014	$621,907	—	21,494	0.0%*	$621,907
	Bought: 21,494 shares
Alpha Opportunities Fund	Pure Storage, Inc., Series F	4/16/2014	$1,877,028	—	119,359	0.1%	$1,877,028
	Bought: 119,359 shares
Health Sciences Fund	Avalanche Biotechnologies	4/16/2014	$238,068	—	31,616	0.0%*	$238,068
	Bought: 31,616 shares
Health Sciences Fund	Calithera Biosciences, Inc.	10/7/2013	$141,507	—	807,689	0.0%*	$141,507
	Bought: 807,689 shares
Health Sciences Fund	Diplomat Pharmacy, Inc., Series A	1/23/2014	$996,240	—	7	0.2%	$996,240
	Bought: 7 shares
Health Sciences Fund	Doximity, Inc.	4/10/2014	$307,268	—	63,738	0.1%	$307,268
	Bought: 63,738 shares
Health Sciences Fund	Spark Therapeutics, Inc.	5/23/2014	$151,834	—	94,307	0.0%*	$151,834
	Bought: 94,307 shares
Mid Cap Stock Fund	Datalogix Holdings, Inc.	5/22/2014	$6,639,071	—	644,570	0.4%	$6,639,071
	Bought: 644,570 shares
Mid Cap Stock Fund	DocuSign, Inc., Series B	3/7/2014	$143,642	—	10,938	0.0%*	$143,642
	Bought: 10,938 shares
Mid Cap Stock Fund	DocuSign, Inc., Series B1	3/3/2014	$43,022	—	3,276	0.0%*	$43,022
	Bought: 3,276 shares
Mid Cap Stock Fund	DocuSign, Inc., Series D	3/3/2014	$103,221	—	7,860	0.0%*	$103,221
	Bought: 7,860 shares
Mid Cap Stock Fund	DocuSign, Inc., Series E	3/3/2014	$2,669,489	—	203,275	0.2%	$2,669,489
	Bought: 203,275 shares
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	$4,074,999	—	2,576,993	0.2%	$4,074,999
	Bought: 2,576,993 shares
Mid Cap Stock Fund	New Relic, Inc., Series F	4/16/2014	$2,558,778	—	88,435	0.2%	$2,558,778
	Bought: 88,435 shares
Mid Cap Stock Fund	One Kings Lane, Inc.	1/28/2014	$8,167,372	—	529,764	0.5%	$8,167,372
	Bought: 529,764 shares
Mid Cap Stock Fund	Pure Storage, Inc., Series F	4/16/2014	$5,802,071	—	368,950	0.4%	$5,802,071
	Bought: 368,950 shares
Science & Technology Fund	Atlassian, Inc.	4/9/2014	$95,344	—	5,959	0.0%*	$95,344
	Bought: 5,959 shares
Science & Technology Fund	Atlassian, Inc., Class A	4/9/2014	$65,680	—	4,105	0.0%*	$65,680
	Bought: 4,105 shares
Science & Technology Fund	Atlassian, Inc., Class A Ordinary	4/9/2014	$342,992	—	21,437	0.0%*	$342,992
	Bought: 21,437 shares
Science & Technology Fund	Atlassian, Inc., Series 1	4/9/2014	$167,360	—	10,460	0.0%*	$167,360
	Bought: 10,460 shares
Science & Technology Fund	Atlassian, Inc., Series 2	4/9/2014	$448,096	—	28,006	0.0%*	$448,096
	Bought: 28,006 shares
Science & Technology Fund	Atlassian, Inc., Series A	4/9/2014	$331,376	—	20,711	0.0%*	$331,376
	Bought: 20,711 shares
Science & Technology Fund	Cloudera, Inc., Series F	2/5/2014	$665,115	—	45,681	0.1%	$1,271,211
	Bought: 45,681 shares
Small Cap Growth Fund	Cloudera, Inc., Series F	2/5/2014	$482,256	—	33,122	0.4%	$921,719
	Bought: 33,122 shares
Small Cap Growth Fund	DocuSign, Inc., Series B	2/28/2014	$16,205	—	1,234	0.0%*	$16,205
	Bought: 1,234 shares
Small Cap Growth Fund	DocuSign, Inc., Series B1	3/3/2014	$4,859	—	370	0.0%*	$4,859
	Bought: 370 shares
Small Cap Growth Fund	DocuSign, Inc., Series D	3/3/2014	$11,648	—	887	0.0%*	$11,648
	Bought: 887 shares
Small Cap Growth Fund	DocuSign, Inc., Series E	2/28/2014	$301,165	—	22,933	0.1%	$301,165
	Bought: 22,933 shares
Small Cap Growth Fund	Mobileye	8/13/2013	$860,529	24,657	24,657	0.5%	$1,032,635
Small Cap Growth Fund	Pure Storage, Inc., Series F	4/16/2014	$577,565	—	36,727	0.3%	$577,565
	Bought: 36,727 shares
Small Cap Growth Fund	Telogis, Inc. (Common)	9/27/2013	$322,695	—	162,887	0.1%	$185,691
	Bought: 162,887 shares
Small Cap Growth Fund	Telogis, Inc. (Preferred)	9/27/2013	$488,283	—	221,826	0.3%	$603,367
	Bought: 221,826 shares

*Less than 0.05%

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

John Hancock
Retirement Living through Portfolios

Quarterly portfolio holdings 5/31/2014

John Hancock
INVESTMENTS

Retirement Living through 2055 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 99.8%

EQUITY - 91.0%
Alpha Opportunities, Class NAV
(Wellington)	3,243	$42,715
Blue Chip Growth, Class NAV (T.
Rowe Price)	1,071	36,558
Capital Appreciation, Class NAV
(Jennison)	1,827	31,165
Capital Appreciation Value, Class
NAV (T.Rowe Price)	3,964	49,117
Disciplined Value, Class NAV
(Robeco)	643	11,987
Emerging Markets, Class NAV
(DFA)	3,457	36,780
Equity-Income, Class NAV (T.
Rowe Price)	1,280	26,741
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	945	12,508
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	1,928	26,163
Fundamental Value, Class NAV
(Davis)	384	8,362
Global Equity, Class NAV (John
Hancock1) (A)	1,068	12,405
Global Real Estate, Class NAV
(Deutsche)	846	7,692
Global Shareholder Yield, Class
NAV (Epoch)	1,411	17,550
Health Sciences, Class NAV (T.
Rowe Price)	752	13,652
International Core, Class NAV
(GMO)	454	16,441
International Growth Opportunities,
Series NAV (Baillie Gifford)	1,073	15,217
International Growth Stock, Class
NAV (Invesco)	1,001	14,039
International Small Cap, Class
NAV (Franklin Templeton)	1,312	25,577
International Small Company,
Class NAV (DFA)	2,346	25,577
International Value Equity, Class
NAV (John Hancock1) (A)	878	8,495
International Value, Class NAV
(Templeton)	2,488	45,042
Mid Cap Stock, Class NAV
(Wellington)	1,577	34,039
Mid Value, Class NAV (T. Rowe
Price)	1,596	27,776
Mutual Shares, Class NAV
(Franklin)	363	5,235
Natural Resources, Class NAV
(RS Investments/Wellington)	1,473	27,232

1

Retirement Living through 2055 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Real Estate Equity, Class NAV (T.
Rowe Price)	655	$7,297
Redwood, Class NAV (Allianz)	1,112	12,720
Science & Technology, Class NAV
(T. Rowe Price/Allianz)	3,075	40,965
Small Cap Growth, Class NAV
(Wellington)	709	7,427
Small Cap Value, Class NAV
(Wellington)	297	5,588
Small Company Growth, Class
NAV (Invesco)	333	6,691
Small Company Value, Class NAV
(T. Rowe Price)	265	9,880
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	40,660	550,131
Strategic Growth, Class NAV
(John Hancock1) (A)	2,084	32,888
U.S. Equity, Class NAV (GMO)	1,564	20,952
Value, Class NAV (Invesco)	938	11,380

FIXED INCOME - 4.7%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	553	5,759
Asia Pacific Total Return Bond,
Class NAV (John Hancock1) (A)	175	1,661
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	118	1,203
Floating Rate Income, Class NAV
(WAMCO)	1,411	13,262
Global Bond, Class NAV (PIMCO)	140	1,753
Global Income, Class NAV (Stone
Harbor)	486	5,009
High Yield, Class NAV (WAMCO)	587	5,634
Real Return Bond, Class NAV
(PIMCO)	186	2,208
Short Duration Credit
Opportunities Fund, Class NAV
(Stone Harbor)	546	5,612
Spectrum Income, Class NAV (T.
Rowe Price)	442	4,961
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	735	8,078
Total Return, Class NAV (PIMCO)	412	5,759
U.S. High Yield Bond, Class NAV
(Wells Capital)	446	5,633

ALTERNATIVE - 4.1%
Absolute Return Currency, Class
NAV (First Quadrant)	2,857	28,168
Financial Industries, Class NAV
(John Hancock1) (A)	1,296	21,598
Global Absolute Return Strategies,
Class NAV (Standard Life)	727	8,124

2

Retirement Living through 2055 Portfolio
As of 5-31-14 (Unaudited)

Total investments (Cost $1,371,666) - 99.8%	$1,408,406

Other assets and liabilities, net - 0.2%	2,574

TOTAL NET ASSETS - 100.0%	$1,410,980

Percentages are based upon net assets.

3

Retirement Living through 2050 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%

EQUITY - 91.2%
Alpha Opportunities, Class NAV
(Wellington)	501,402	$6,603,462
Blue Chip Growth, Class NAV (T.
Rowe Price)	167,566	5,717,342
Capital Appreciation, Class NAV
(Jennison)	285,076	4,863,391
Capital Appreciation Value, Class
NAV (T.Rowe Price)	612,827	7,592,932
China Emerging Leaders, Class
NAV (DFA)	143,632	1,314,231
Disciplined Value, Class NAV
(Robeco)	99,466	1,853,057
Emerging Markets, Class NAV
(DFA)	855,584	9,103,415
Equity-Income, Class NAV (T.
Rowe Price)	197,886	4,133,847
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	146,152	1,933,596
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	253,111	3,434,721
Fundamental Value, Class NAV
(Davis)	94,163	2,050,875
Global Equity, Class NAV (John
Hancock1) (A)	165,166	1,917,578
Global Real Estate, Class NAV
(Deutsche)	130,931	1,190,164
Global Shareholder Yield, Class
NAV (Epoch)	218,090	2,713,035
Health Sciences, Class NAV (T.
Rowe Price)	169,778	3,083,165
International Core, Class NAV
(GMO)	70,190	2,541,581
International Growth Opportunities,
Series NAV (Baillie Gifford)	110,969	1,573,542
International Growth Stock, Class
NAV (Invesco)	154,797	2,170,247
International Small Cap, Class
NAV (Franklin Templeton)	202,760	3,953,820
International Small Company,
Class NAV (DFA)	363,321	3,960,198
International Value Equity, Class
NAV (John Hancock1) (A)	135,661	1,313,203
International Value, Class NAV
(Templeton)	341,674	6,184,302
Mid Cap Stock, Class NAV
(Wellington)	244,607	5,281,063
Mid Value, Class NAV (T. Rowe
Price)	246,770	4,293,796
Mutual Shares, Class NAV
(Franklin)	69,774	1,006,832

4

Retirement Living through 2050 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Natural Resources, Class NAV
(RS Investments/Wellington)	227,672	$4,209,648
Real Estate Equity, Class NAV (T.
Rowe Price)	101,648	1,132,363
Redwood, Class NAV (Allianz)	171,880	1,966,307
Science & Technology, Class NAV
(T. Rowe Price/Allianz)	490,999	6,540,102
Small Cap Growth, Class NAV
(Wellington)	110,471	1,156,636
Small Cap Value, Class NAV
(Wellington)	45,850	863,813
Small Company Growth, Class
NAV (Invesco)	51,410	1,034,364
Small Company Value, Class NAV
(T. Rowe Price)	41,034	1,527,295
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	6,285,531	85,043,235
Strategic Growth, Class NAV
(John Hancock1) (A)	285,513	4,505,395
U.S. Equity, Class NAV (GMO)	242,025	3,243,137
Value, Class NAV (Invesco)	145,030	1,759,209

FIXED INCOME - 4.4%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	80,238	836,078
Asia Pacific Total Return Bond,
Class NAV (John Hancock1) (A)	31,619	300,060
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	27,223	276,589
Floating Rate Income, Class NAV
(WAMCO)	204,831	1,925,412
Global Bond, Class NAV (PIMCO)	20,371	254,438
Global Income, Class NAV (Stone
Harbor)	70,530	727,168
High Yield, Class NAV (WAMCO)	85,170	817,632
Real Return Bond, Class NAV
(PIMCO)	27,008	320,587
Short Duration Credit
Opportunities Fund, Class NAV
(Stone Harbor)	79,262	814,815
Spectrum Income, Class NAV (T.
Rowe Price)	64,142	720,317
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	106,709	1,172,729
Total Return, Class NAV (PIMCO)	59,848	836,078
U.S. High Yield Bond, Class NAV
(Wells Capital)	64,721	817,421

ALTERNATIVE - 4.4%
Absolute Return Currency, Class
NAV (First Quadrant)	451,012	4,446,976
Financial Industries, Class NAV
(John Hancock1) (A)	200,411	3,338,842

5

Retirement Living through 2050 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

Global Absolute Return Strategies,
Class NAV (Standard Life)	170,392	1,903,274

Total investments (Cost $194,974,965) - 100.0%		$222,273,315

Other assets and liabilities, net - 0.0%		23,548

TOTAL NET ASSETS - 100.0%		$222,296,863

Percentages are based upon net assets.

6

Retirement Living through 2045 Portfolio
As of 5-31-14 (Unaudited)

Retirement Living through 2045 Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%

EQUITY - 91.3%
Alpha Opportunities, Class NAV
(Wellington)	1,772,334	$23,341,640
Blue Chip Growth, Class NAV (T.
Rowe Price)	585,630	19,981,714
Capital Appreciation, Class NAV
(Jennison)	998,454	17,033,629
Capital Appreciation Value, Class
NAV (T.Rowe Price)	2,154,979	26,700,191
China Emerging Leaders, Class
NAV (Atlantis)	643,154	5,884,860
Disciplined Value, Class NAV
(Robeco)	350,889	6,537,059
Emerging Markets, Class NAV
(DFA)	3,425,527	36,447,604
Equity-Income, Class NAV (T.
Rowe Price)	696,154	14,542,662
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	515,737	6,823,202
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	893,692	12,127,407
Fundamental Value, Class NAV
(Davis)	545,438	11,879,644
Global Equity, Class NAV (John
Hancock1) (A)	581,492	6,751,124
Global Real Estate, Class NAV
(Deutsche)	461,336	4,193,543
Global Shareholder Yield, Class
NAV (Epoch)	768,750	9,563,247
Health Sciences, Class NAV (T.
Rowe Price)	678,775	12,326,552
International Core, Class NAV
(GMO)	246,905	8,940,448
International Growth Opportunities,
Series NAV (Baillie Gifford)	391,486	5,551,277
International Growth Stock, Class
NAV (Invesco)	542,085	7,600,037
International Small Cap, Class
NAV (Franklin Templeton)	716,299	13,967,835
International Small Company,
Class NAV (DFA)	1,282,519	13,979,460
International Value Equity, Class
NAV (John Hancock1) (A)	476,707	4,614,521
International Value, Class NAV
(Templeton)	1,197,274	21,670,654
Mid Cap Stock, Class NAV
(Wellington)	861,741	18,604,982
Mid Value, Class NAV (T. Rowe
Price)	870,050	15,138,873
Mutual Shares, Class NAV
(Franklin)	337,644	4,872,204

7

Retirement Living through 2045 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Natural Resources, Class NAV
(RS Investments/Wellington)	832,483	$15,392,615
Real Estate Equity, Class NAV (T.
Rowe Price)	357,546	3,983,060
Redwood, Class NAV (Allianz)	602,534	6,892,994
Science & Technology, Class NAV
(T. Rowe Price/Allianz)	1,715,168	22,846,040
Small Cap Growth, Class NAV
(Wellington)	387,698	4,059,196
Small Cap Value, Class NAV
(Wellington)	161,810	3,048,506
Small Company Growth, Class
NAV (Invesco)	181,280	3,647,352
Small Company Value, Class NAV
(T. Rowe Price)	144,694	5,385,517
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	22,110,131	299,150,070
Strategic Growth, Class NAV
(John Hancock1) (A)	1,002,511	15,819,619
U.S. Equity, Class NAV (GMO)	853,486	11,436,711
Value, Class NAV (Invesco)	509,209	6,176,706

FIXED INCOME - 4.3%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	277,201	2,888,432
Asia Pacific Total Return Bond,
Class NAV (John Hancock1) (A)	156,585	1,485,995
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	104,363	1,060,328
Floating Rate Income, Class NAV
(WAMCO)	708,558	6,660,447
Global Bond, Class NAV (PIMCO)	70,378	879,017
Global Income, Class NAV (Stone
Harbor)	244,038	2,516,029
High Yield, Class NAV (WAMCO)	299,678	2,876,904
Real Return Bond, Class NAV
(PIMCO)	93,071	1,104,753
Short Duration Credit
Opportunities Fund, Class NAV
(Stone Harbor)	273,617	2,812,779
Spectrum Income, Class NAV (T.
Rowe Price)	221,595	2,488,508
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	368,727	4,052,315
Total Return, Class NAV (PIMCO)	206,612	2,886,366
U.S. High Yield Bond, Class NAV
(Wells Capital)	227,725	2,876,166

ALTERNATIVE - 4.4%
Absolute Return Currency, Class
NAV (First Quadrant)	1,613,290	15,907,043
Financial Industries, Class NAV
(John Hancock1) (A)	705,391	11,751,815

8

Retirement Living through 2045 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

Global Absolute Return Strategies,
Class NAV (Standard Life)	639,261	$7,140,545

Total investments (Cost $604,755,248) - 100.0%		$796,300,197

Other assets and liabilities, net - 0.0%		(1,331)

TOTAL NET ASSETS - 100.0%		$796,298,866

Percentages are based upon net assets.

9

Retirement Living through 2040 Portfolio
As of 5-31-14 (Unaudited)

Retirement Living through 2040 Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%

EQUITY - 91.2%
Alpha Opportunities, Class NAV
(Wellington)	1,861,186	$24,511,815
Blue Chip Growth, Class NAV (T.
Rowe Price)	614,828	20,977,946
Capital Appreciation, Class NAV
(Jennison)	1,048,235	17,882,881
Capital Appreciation Value, Class
NAV (T.Rowe Price)	2,279,326	28,240,843
China Emerging Leaders, Class
NAV (DFA)	642,047	5,874,727
Disciplined Value, Class NAV
(Robeco)	369,215	6,878,482
Emerging Markets, Class NAV
(DFA)	3,510,305	37,349,646
Equity-Income, Class NAV (T.
Rowe Price)	735,284	15,360,093
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	542,512	7,177,437
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	942,378	12,788,071
Fundamental Value, Class NAV
(Davis)	564,352	12,291,588
Global Equity, Class NAV (John
Hancock1) (A)	615,633	7,147,500
Global Real Estate, Class NAV
(Deutsche)	485,587	4,413,986
Global Shareholder Yield, Class
NAV (Epoch)	809,541	10,070,686
Health Sciences, Class NAV (T.
Rowe Price)	715,960	13,001,837
International Core, Class NAV
(GMO)	260,543	9,434,256
International Growth Opportunities,
Series NAV (Baillie Gifford)	289,459	4,104,532
International Growth Stock, Class
NAV (Invesco)	572,716	8,029,476
International Small Cap, Class
NAV (Franklin Templeton)	752,638	14,676,440
International Small Company,
Class NAV (DFA)	1,346,462	14,676,440
International Value Equity, Class
NAV (John Hancock1) (A)	503,076	4,869,775
International Value, Class NAV
(Templeton)	1,164,819	21,083,232
Mid Cap Stock, Class NAV
(Wellington)	904,705	19,532,578
Mid Value, Class NAV (T. Rowe
Price)	916,657	15,949,833
Mutual Shares, Class NAV
(Franklin)	349,924	5,049,403

10

Retirement Living through 2040 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Natural Resources, Class NAV
(RS Investments/Wellington)	870,337	$16,092,532
Real Estate Equity, Class NAV (T.
Rowe Price)	375,857	4,187,048
Redwood, Class NAV (Allianz)	637,736	7,295,695
Science & Technology, Class NAV
(T. Rowe Price/Allianz)	1,800,682	23,985,084
Small Cap Growth, Class NAV
(Wellington)	407,027	4,261,577
Small Cap Value, Class NAV
(Wellington)	170,193	3,206,441
Small Company Growth, Class
NAV (Invesco)	190,225	3,827,328
Small Company Value, Class NAV
(T. Rowe Price)	152,142	5,662,726
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	23,331,666	315,677,436
Strategic Growth, Class NAV
(John Hancock1) (A)	1,052,493	16,608,343
U.S. Equity, Class NAV (GMO)	897,216	12,022,689
Value, Class NAV (Invesco)	537,225	6,516,542

FIXED INCOME - 4.4%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	292,927	3,052,303
Asia Pacific Total Return Bond,
Class NAV (John Hancock1) (A)	161,207	1,529,858
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	107,380	1,090,986
Floating Rate Income, Class NAV
(WAMCO)	748,757	7,038,318
Global Bond, Class NAV (PIMCO)	74,370	928,887
Global Income, Class NAV (Stone
Harbor)	257,810	2,658,026
High Yield, Class NAV (WAMCO)	317,123	3,044,376
Real Return Bond, Class NAV
(PIMCO)	98,351	1,167,430
Short Duration Credit
Opportunities Fund, Class NAV
(Stone Harbor)	289,140	2,972,358
Spectrum Income, Class NAV (T.
Rowe Price)	234,167	2,629,690
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	389,647	4,282,217
Total Return, Class NAV (PIMCO)	218,334	3,050,120
U.S. High Yield Bond, Class NAV
(Wells Capital)	240,981	3,043,596

ALTERNATIVE - 4.4%
Absolute Return Currency, Class
NAV (First Quadrant)	1,691,538	16,678,569
Financial Industries, Class NAV
(John Hancock1) (A)	743,917	12,393,661

11

Retirement Living through 2040 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

Global Absolute Return Strategies,
Class NAV (Standard Life)	657,740	$7,346,956

Total investments (Cost $638,372,813) - 100.0%		$833,624,295

Other assets and liabilities, net - 0.0%		(11,149)

TOTAL NET ASSETS - 100.0%		$833,613,146

Percentages are based upon net assets.

12

Retirement Living through 2035 Portfolio
As of 5-31-14 (Unaudited)

Retirement Living through 2035 Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%

EQUITY - 90.3%
Alpha Opportunities, Class NAV
(Wellington)	2,345,510	$30,890,373
Blue Chip Growth, Class NAV (T.
Rowe Price)	785,207	26,791,262
Capital Appreciation, Class NAV
(Jennison)	1,338,851	22,840,802
Capital Appreciation Value, Class
NAV (T.Rowe Price)	2,929,431	36,295,651
China Emerging Leaders, Class
NAV (DFA)	846,660	7,746,936
Disciplined Value, Class NAV
(Robeco)	471,512	8,784,265
Emerging Markets, Class NAV
(DFA)	4,418,660	47,014,538
Equity-Income, Class NAV (T.
Rowe Price)	937,235	19,578,841
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	682,234	9,025,956
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	1,188,249	16,124,545
Fundamental Value, Class NAV
(Davis)	726,117	15,814,826
Global Equity, Class NAV (John
Hancock1) (A)	789,091	9,161,345
Global Real Estate, Class NAV
(Deutsche)	628,361	5,711,805
Global Shareholder Yield, Class
NAV (Epoch)	1,051,029	13,074,803
Health Sciences, Class NAV (T.
Rowe Price)	883,068	16,036,514
International Core, Class NAV
(GMO)	324,785	11,760,479
International Growth Opportunities,
Series NAV (Baillie Gifford)	373,857	5,301,291
International Growth Stock, Class
NAV (Invesco)	712,705	9,992,127
International Small Cap, Class
NAV (Franklin Templeton)	943,343	18,395,198
International Small Company,
Class NAV (DFA)	1,687,633	18,395,198
International Value Equity, Class
NAV (John Hancock1) (A)	625,839	6,058,125
International Value, Class NAV
(Templeton)	1,389,630	25,152,310
Mid Cap Stock, Class NAV
(Wellington)	1,136,247	24,531,565
Mid Value, Class NAV (T. Rowe
Price)	1,160,567	20,193,870
Mutual Shares, Class NAV
(Franklin)	451,396	6,513,645

13

Retirement Living through 2035 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Natural Resources, Class NAV
(RS Investments/Wellington)	1,083,734	$20,038,246
Real Estate Equity, Class NAV (T.
Rowe Price)	479,610	5,342,853
Redwood, Class NAV (Allianz)	797,091	9,118,724
Science & Technology, Class NAV
(T. Rowe Price/Allianz)	2,273,895	30,288,286
Small Cap Growth, Class NAV
(Wellington)	500,291	5,238,049
Small Cap Value, Class NAV
(Wellington)	208,947	3,936,557
Small Company Growth, Class
NAV (Invesco)	234,402	4,716,169
Small Company Value, Class NAV
(T. Rowe Price)	188,170	7,003,671
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	29,472,292	398,760,114
Strategic Growth, Class NAV
(John Hancock1) (A)	1,323,499	20,884,822
U.S. Equity, Class NAV (GMO)	1,154,342	15,468,179
Value, Class NAV (Invesco)	683,270	8,288,060

FIXED INCOME - 5.3%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	455,063	4,741,761
Asia Pacific Total Return Bond,
Class NAV (John Hancock1) (A)	253,989	2,410,360
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	170,937	1,736,723
Floating Rate Income, Class NAV
(WAMCO)	1,165,596	10,956,600
Global Bond, Class NAV (PIMCO)	116,317	1,452,797
Global Income, Class NAV (Stone
Harbor)	403,736	4,162,514
High Yield, Class NAV (WAMCO)	492,808	4,730,953
Real Return Bond, Class NAV
(PIMCO)	153,212	1,818,631
Short Duration Credit
Opportunities Fund, Class NAV
(Stone Harbor)	450,309	4,629,179
Spectrum Income, Class NAV (T.
Rowe Price)	364,043	4,088,206
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	606,277	6,662,988
Total Return, Class NAV (PIMCO)	339,507	4,742,916
U.S. High Yield Bond, Class NAV
(Wells Capital)	374,693	4,732,372

ALTERNATIVE - 4.4%
Absolute Return Currency, Class
NAV (First Quadrant)	2,151,244	21,211,270
Financial Industries, Class NAV
(John Hancock1) (A)	943,611	15,720,564

14

Retirement Living through 2035 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

Global Absolute Return Strategies,
Class NAV (Standard Life)	844,245	$9,430,216

Total investments (Cost $813,743,142) - 100.0%		$1,063,498,050

Other assets and liabilities, net - 0.0%		(13,582)

TOTAL NET ASSETS - 100.0%		$1,063,484,468

Percentages are based upon net assets.

15

Retirement Living through 2030 Portfolio
As of 5-31-14 (Unaudited)

Retirement Living through 2030 Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%

EQUITY - 84.4%
Alpha Opportunities, Class NAV
(Wellington)	2,512,188	$33,085,521
Blue Chip Growth, Class NAV (T.
Rowe Price)	900,947	30,740,304
Capital Appreciation, Class NAV
(Jennison)	1,530,541	26,111,038
Capital Appreciation Value, Class
NAV (T.Rowe Price)	3,920,962	48,580,727
China Emerging Leaders, Class
NAV (DFA)	904,412	8,275,367
Disciplined Value, Class NAV
(Robeco)	544,053	10,135,711
Emerging Markets, Class NAV
(DFA)	4,711,005	50,125,091
Equity-Income, Class NAV (T.
Rowe Price)	1,082,285	22,608,927
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	875,205	11,578,964
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	1,325,340	17,984,871
Fundamental Value, Class NAV
(Davis)	790,667	17,220,717
Global Equity, Class NAV (John
Hancock1) (A)	953,286	11,067,655
Global Real Estate, Class NAV
(Deutsche)	818,383	7,439,101
Global Shareholder Yield, Class
NAV (Epoch)	1,484,457	18,466,640
Health Sciences, Class NAV (T.
Rowe Price)	1,029,141	18,689,199
International Core, Class NAV
(GMO)	336,593	12,188,015
International Growth Opportunities,
Series NAV (Baillie Gifford)	402,165	5,702,702
International Growth Stock, Class
NAV (Invesco)	739,410	10,366,528
International Small Cap, Class
NAV (Franklin Templeton)	1,018,203	19,854,957
International Small Company,
Class NAV (DFA)	1,821,556	19,854,957
International Value Equity, Class
NAV (John Hancock1) (A)	643,396	6,228,076
International Value, Class NAV
(Templeton)	1,586,711	28,719,468
Mid Cap Stock, Class NAV
(Wellington)	1,277,822	27,588,186
Mid Value, Class NAV (T. Rowe
Price)	1,320,203	22,971,540
Mutual Shares, Class NAV
(Franklin)	522,126	7,534,272

16

Retirement Living through 2030 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Natural Resources, Class NAV
(RS Investments/Wellington)	1,192,538	$22,050,031
Real Estate Equity, Class NAV (T.
Rowe Price)	584,485	6,511,166
Redwood, Class NAV (Allianz)	992,800	11,357,630
Science & Technology, Class NAV
(T. Rowe Price/Allianz)	2,580,237	34,368,753
Small Cap Growth, Class NAV
(Wellington)	451,344	4,725,573
Small Cap Value, Class NAV
(Wellington)	198,257	3,735,168
Small Company Growth, Class
NAV (Invesco)	216,434	4,354,659
Small Company Value, Class NAV
(T. Rowe Price)	184,588	6,870,367
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	33,498,425	453,233,692
Strategic Growth, Class NAV
(John Hancock1) (A)	1,462,196	23,073,448
U.S. Equity, Class NAV (GMO)	1,641,095	21,990,670
Value, Class NAV (Invesco)	720,269	8,736,862

FIXED INCOME - 11.4%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	1,184,068	12,337,988
Asia Pacific Total Return Bond,
Class NAV (John Hancock1) (A)	641,103	6,084,066
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	445,679	4,528,103
Floating Rate Income, Class NAV
(WAMCO)	3,023,305	28,419,070
Global Bond, Class NAV (PIMCO)	301,521	3,765,993
Global Income, Class NAV (Stone
Harbor)	1,049,964	10,825,132
Global Short Duration Credit,
Class NAV (John Hancock1) (A)	261,543	2,638,964
High Yield, Class NAV (WAMCO)	1,187,247	11,397,572
Real Return Bond, Class NAV
(PIMCO)	399,488	4,741,925
Short Duration Credit
Opportunities Fund, Class NAV
(Stone Harbor)	1,128,102	11,596,889
Spectrum Income, Class NAV (T.
Rowe Price)	928,287	10,424,666
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	1,533,842	16,856,926
Total Return, Class NAV (PIMCO)	883,379	12,340,808
U.S. High Yield Bond, Class NAV
(Wells Capital)	902,692	11,400,999

ALTERNATIVE - 4.2%
Absolute Return Currency, Class
NAV (First Quadrant)	2,616,893	25,802,564

17

Retirement Living through 2030 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

Financial Industries, Class NAV
(John Hancock1) (A)	1,054,598	$17,569,606
Global Absolute Return Strategies,
Class NAV (Standard Life)	1,022,005	11,415,794

Total investments (Cost $1,003,494,634) - 100.0%		$1,296,273,618

Other assets and liabilities, net - 0.0%		(32,036)

TOTAL NET ASSETS - 100.0%		$1,296,241,582

Percentages are based upon net assets.

18

Retirement Living through 2025 Portfolio
As of 5-31-14 (Unaudited)

Retirement Living through 2025 Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%

EQUITY - 75.5%
Alpha Opportunities, Class NAV
(Wellington)	2,321,051	$30,568,244
Blue Chip Growth, Class NAV (T.
Rowe Price)	875,047	29,856,613
Capital Appreciation, Class NAV
(Jennison)	1,490,809	25,433,196
Capital Appreciation Value, Class
NAV (T.Rowe Price)	4,547,947	56,349,069
China Emerging Leaders, Class
NAV (DFA)	887,034	8,116,365
Disciplined Value, Class NAV
(Robeco)	534,229	9,952,687
Emerging Markets, Class NAV
(DFA)	4,340,696	46,185,008
Equity-Income, Class NAV (T.
Rowe Price)	1,055,285	22,044,908
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	979,489	12,958,640
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	1,286,767	17,461,424
Fundamental Value, Class NAV
(Davis)	794,354	17,301,026
Global Equity, Class NAV (John
Hancock1) (A)	1,005,414	11,672,852
Global Real Estate, Class NAV
(Deutsche)	1,009,921	9,180,184
Global Shareholder Yield, Class
NAV (Epoch)	1,737,589	21,615,608
Health Sciences, Class NAV (T.
Rowe Price)	1,035,310	18,801,235
International Core, Class NAV
(GMO)	313,445	11,349,861
International Growth Opportunities,
Series NAV (Baillie Gifford)	380,395	5,393,999
International Growth Stock, Class
NAV (Invesco)	682,902	9,574,291
International Small Cap, Class
NAV (Franklin Templeton)	964,747	18,812,565
International Small Company,
Class NAV (DFA)	1,725,923	18,812,565
International Value Equity, Class
NAV (John Hancock1) (A)	603,882	5,845,574
International Value, Class NAV
(Templeton)	1,469,276	26,593,897
Mid Cap Stock, Class NAV
(Wellington)	1,237,083	26,708,625
Mid Value, Class NAV (T. Rowe
Price)	1,213,758	21,119,397
Mutual Shares, Class NAV
(Franklin)	517,426	7,466,455

19

Retirement Living through 2025 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Natural Resources, Class NAV
(RS Investments/Wellington)	1,202,686	$22,237,663
Real Estate Equity, Class NAV (T.
Rowe Price)	650,907	7,251,099
Redwood, Class NAV (Allianz)	1,086,354	12,427,887
Science & Technology, Class NAV
(T. Rowe Price/Allianz)	2,600,017	34,632,222
Small Cap Growth, Class NAV
(Wellington)	365,037	3,821,936
Small Company Growth, Class
NAV (Invesco)	175,550	3,532,066
Small Company Value, Class NAV
(T. Rowe Price)	238,547	8,878,719
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	33,549,403	453,923,424
Strategic Growth, Class NAV
(John Hancock1) (A)	1,403,978	22,154,766
U.S. Equity, Class NAV (GMO)	1,963,112	26,305,705
Value, Class NAV (Invesco)	720,881	8,744,281

FIXED INCOME - 20.3%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	2,909,441	30,316,379
Asia Pacific Total Return Bond,
Class NAV (John Hancock1) (A)	1,000,860	9,498,163
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	719,965	7,314,847
Floating Rate Income, Class NAV
(WAMCO)	5,707,591	53,651,355
Global Bond, Class NAV (PIMCO)	686,706	8,576,958
Global Income, Class NAV (Stone
Harbor)	1,915,019	19,743,845
Global Short Duration Credit,
Class NAV (John Hancock1) (A)	291,652	2,942,772
High Yield, Class NAV (WAMCO)	2,185,398	20,979,819
Real Return Bond, Class NAV
(PIMCO)	757,351	8,989,759
Short Duration Credit
Opportunities Fund, Class NAV
(Stone Harbor)	2,315,815	23,806,576
Spectrum Income, Class NAV (T.
Rowe Price)	1,978,588	22,219,542
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	3,094,913	34,013,095
Total Return, Class NAV (PIMCO)	2,170,602	30,323,309
U.S. High Yield Bond, Class NAV
(Wells Capital)	1,661,606	20,986,084

ALTERNATIVE - 4.2%
Absolute Return Currency, Class
NAV (First Quadrant)	3,004,659	29,625,939
Financial Industries, Class NAV
(John Hancock1) (A)	1,026,551	17,102,332

20

Retirement Living through 2025 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

Global Absolute Return Strategies,
Class NAV (Standard Life)	1,210,430	$13,520,506

Total investments (Cost $1,142,359,697) - 100.0%		$1,446,695,336

Other assets and liabilities, net - 0.0%		(50,176)

TOTAL NET ASSETS - 100.0%		$1,446,645,160

Percentages are based upon net assets.

21

Retirement Living through 2020 Portfolio
As of 5-31-14 (Unaudited)

Retirement Living through 2020 Portfolio

(Cost $1,002,181,632)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%

EQUITY - 63.8%
Alpha Opportunities, Class NAV
(Wellington)	1,071,101	$14,106,395
Blue Chip Growth, Class NAV (T.
Rowe Price)	589,768	20,122,884
Capital Appreciation, Class NAV
(Jennison)	1,003,275	17,115,872
Capital Appreciation Value, Class
NAV (T.Rowe Price)	3,821,300	47,345,903
China Emerging Leaders, Class
NAV (DFA)	627,160	5,738,512
Disciplined Value, Class NAV
(Robeco)	373,059	6,950,082
Emerging Markets, Class NAV
(DFA)	2,856,812	30,396,483
Equity-Income, Class NAV (T.
Rowe Price)	756,634	15,806,089
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	804,513	10,643,703
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	900,750	12,223,171
Fundamental Value, Class NAV
(Davis)	346,874	7,554,919
Global Equity, Class NAV (John
Hancock1) (A)	859,611	9,980,084
Global Real Estate, Class NAV
(Deutsche)	976,925	8,880,249
Global Shareholder Yield, Class
NAV (Epoch)	1,457,871	18,135,911
Health Sciences, Class NAV (T.
Rowe Price)	822,378	14,934,379
International Core, Class NAV
(GMO)	230,067	8,330,713
International Growth Opportunities,
Series NAV (Baillie Gifford)	266,682	3,781,547
International Growth Stock, Class
NAV (Invesco)	514,392	7,211,772
International Small Cap, Class
NAV (Franklin Templeton)	682,748	13,313,582
International Small Company,
Class NAV (DFA)	1,221,429	13,313,582
International Value Equity, Class
NAV (John Hancock1) (A)	445,209	4,309,624
International Value, Class NAV
(Templeton)	1,100,650	19,921,759
Mid Cap Stock, Class NAV
(Wellington)	787,163	16,994,853
Mid Value, Class NAV (T. Rowe
Price)	819,453	14,258,480

22

Retirement Living through 2020 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Mutual Shares, Class NAV
(Franklin)	366,527	$5,288,979
Natural Resources, Class NAV
(RS Investments/Wellington)	999,950	18,489,080
Real Estate Equity, Class NAV (T.
Rowe Price)	554,158	6,173,323
Redwood, Class NAV (Allianz)	900,832	10,305,516
Science & Technology, Class NAV
(T. Rowe Price/Allianz)	1,948,880	25,959,076
Small Cap Growth, Class NAV
(Wellington)	516,021	5,402,738
Small Company Value, Class NAV
(T. Rowe Price)	171,046	6,366,335
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	24,253,736	328,153,049
Strategic Growth, Class NAV
(John Hancock1) (A)	931,114	14,692,978
U.S. Equity, Class NAV (GMO)	1,663,168	22,286,449
Value, Class NAV (Invesco)	435,156	5,278,448

FIXED INCOME - 31.9%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	4,837,993	50,411,882
Asia Pacific Total Return Bond,
Class NAV (John Hancock1) (A)	1,294,584	12,285,603
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	732,022	7,437,346
Floating Rate Income, Class NAV
(WAMCO)	7,097,904	66,720,295
Global Bond, Class NAV (PIMCO)	1,066,590	13,321,713
Global Income, Class NAV (Stone
Harbor)	2,108,201	21,735,557
Global Short Duration Credit,
Class NAV (John Hancock1) (A)	309,597	3,123,837
High Yield, Class NAV (WAMCO)	2,514,552	24,139,697
Real Return Bond, Class NAV
(PIMCO)	945,852	11,227,266
Short Duration Credit
Opportunities Fund, Class NAV
(Stone Harbor)	3,144,202	32,322,395
Spectrum Income, Class NAV (T.
Rowe Price)	2,759,637	30,990,721
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	4,232,461	46,514,746
Total Return, Class NAV (PIMCO)	3,609,406	50,423,405
U.S. High Yield Bond, Class NAV
(Wells Capital)	1,910,813	24,133,562

ALTERNATIVE - 4.3%
Absolute Return Currency, Class
NAV (First Quadrant)	2,753,743	27,151,909
Financial Industries, Class NAV
(John Hancock1) (A)	726,419	12,102,133

23

Retirement Living through 2020 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

Global Absolute Return Strategies,
Class NAV (Standard Life)	1,215,647	$13,578,777

Total investments (Cost $1,002,181,632) - 100.0%		$1,237,387,363

Other assets and liabilities, net - 0.0%		(375,858)

TOTAL NET ASSETS - 100.0%		$1,237,011,505

Percentages are based upon net assets.

24

Retirement Living through 2015 Portfolio
As of 5-31-14 (Unaudited)

Retirement Living through 2015 Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%

EQUITY - 53.9%
Alpha Opportunities, Class NAV
(Wellington)	276,951	$3,647,442
Blue Chip Growth, Class NAV (T.
Rowe Price)	283,462	9,671,722
Capital Appreciation, Class NAV
(Jennison)	485,329	8,279,720
Capital Appreciation Value, Class
NAV (T.Rowe Price)	2,373,198	29,403,917
China Emerging Leaders, Class
NAV (DFA)	285,509	2,612,410
Disciplined Value, Class NAV
(Robeco)	190,475	3,548,549
Emerging Markets, Class NAV
(DFA)	1,321,819	14,064,145
Equity-Income, Class NAV (T.
Rowe Price)	442,284	9,239,322
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	443,442	5,866,734
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	462,989	6,282,766
Fundamental Value, Class NAV
(Davis)	114,051	2,484,022
Global Equity, Class NAV (John
Hancock1) (A)	411,209	4,774,138
Global Real Estate, Class NAV
(Deutsche)	503,749	4,579,081
Global Shareholder Yield, Class
NAV (Epoch)	941,944	11,717,781
Health Sciences, Class NAV (T.
Rowe Price)	307,831	5,590,212
International Core, Class NAV
(GMO)	110,110	3,987,087
International Growth Opportunities,
Series NAV (Baillie Gifford)	119,948	1,700,869
International Growth Stock, Class
NAV (Invesco)	239,061	3,351,637
International Small Cap, Class
NAV (Franklin Templeton)	319,990	6,239,799
International Small Company,
Class NAV (DFA)	597,487	6,512,607
International Value Equity, Class
NAV (John Hancock1) (A)	205,945	1,993,544
International Value, Class NAV
(Templeton)	560,211	10,139,811
Mid Cap Stock, Class NAV
(Wellington)	338,672	7,311,934
Mid Value, Class NAV (T. Rowe
Price)	348,048	6,056,041
Mutual Shares, Class NAV
(Franklin)	188,064	2,713,757

25

Retirement Living through 2015 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Natural Resources, Class NAV
(RS Investments/Wellington)	500,468	$9,253,653
Real Estate Equity, Class NAV (T.
Rowe Price)	306,113	3,410,099
Redwood, Class NAV (Allianz)	503,943	5,765,113
Small Cap Growth, Class NAV
(Wellington)	214,638	2,247,255
Small Company Value, Class NAV
(T. Rowe Price)	72,343	2,692,614
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	11,201,658	151,558,428
Strategic Growth, Class NAV
(John Hancock1) (A)	371,783	5,866,734
U.S. Equity, Class NAV (GMO)	1,152,104	15,438,199
Value, Class NAV (Invesco)	202,516	2,456,514

FIXED INCOME - 42.4%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	4,284,929	44,648,961
Asia Pacific Total Return Bond,
Class NAV (John Hancock1) (A)	895,187	8,495,329
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	475,391	4,829,969
Floating Rate Income, Class NAV
(WAMCO)	5,078,260	47,735,646
Global Bond, Class NAV (PIMCO)	882,989	11,028,533
Global Income, Class NAV (Stone
Harbor)	1,359,819	14,019,732
Global Short Duration Credit,
Class NAV (John Hancock1) (A)	171,209	1,727,501
High Yield, Class NAV (WAMCO)	1,697,985	16,300,655
Real Return Bond, Class NAV
(PIMCO)	642,885	7,631,048
Short Duration Credit
Opportunities Fund, Class NAV
(Stone Harbor)	2,337,289	24,027,328
Spectrum Income, Class NAV (T.
Rowe Price)	2,053,249	23,057,987
Strategic Income Opportunities,
Class NAV (John Hancock)
(A)(1)	2,482,057	27,277,810
Total Return, Class NAV (PIMCO)	3,195,567	44,642,077
U.S. High Yield Bond, Class NAV
(Wells Capital)	1,290,303	16,296,526

ALTERNATIVE - 3.7%
Absolute Return Currency, Class
NAV (First Quadrant)	1,602,743	15,803,050
Global Absolute Return Strategies,
Class NAV (Standard Life)	850,137	9,496,034

Total investments (Cost $567,020,615) - 100.0%		$687,475,842

Other assets and liabilities, net - 0.0%		(41,026)

TOTAL NET ASSETS - 100.0%		$687,434,816

Percentages are based upon net assets.

26

Retirement Living through 2010 Portfolio
As of 5-31-14 (Unaudited)

Retirement Living through 2010 Portfolio

(Cost $341,717,061)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%

EQUITY - 44.2%
Alpha Opportunities, Class NAV
(Wellington)	111,024	$1,462,182
Blue Chip Growth, Class NAV (T.
Rowe Price)	123,670	4,219,620
Capital Appreciation, Class NAV
(Jennison)	209,879	3,580,537
Capital Appreciation Value, Class
NAV (T.Rowe Price)	1,250,761	15,496,934
China Emerging Leaders, Class
NAV (DFA)	113,765	1,040,948
Disciplined Value, Class NAV
(Robeco)	93,803	1,747,544
Emerging Markets, Class NAV
(DFA)	519,310	5,525,455
Equity-Income, Class NAV (T.
Rowe Price)	188,630	3,940,475
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	227,079	3,004,249
Fundamental Large Cap Value,
Class NAV (John Hancock)
(A)(1)	258,152	3,503,128
Fundamental Value, Class NAV
(Davis)	42,959	935,654
Global Equity, Class NAV (John
Hancock1) (A)	239,628	2,782,080
Global Real Estate, Class NAV
(Deutsche)	244,104	2,218,908
Global Shareholder Yield, Class
NAV (Epoch)	487,727	6,067,319
Health Sciences, Class NAV (T.
Rowe Price)	60,702	1,102,356
International Core, Class NAV
(GMO)	53,673	1,943,482
International Growth Opportunities,
Series NAV (Baillie Gifford)	52,132	739,233
International Growth Stock, Class
NAV (Invesco)	126,121	1,768,211
International Small Cap, Class
NAV (Franklin Templeton)	155,491	3,032,070
International Small Company,
Class NAV (DFA)	289,110	3,151,302
International Value Equity, Class
NAV (John Hancock1) (A)	109,542	1,060,370
International Value, Class NAV
(Templeton)	287,148	5,197,384
Mid Cap Stock, Class NAV
(Wellington)	157,356	3,397,317
Mid Value, Class NAV (T. Rowe
Price)	229,085	3,986,081

27

Retirement Living through 2010 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Mutual Shares, Class NAV
(Franklin)	91,579	$1,321,488
Natural Resources, Class NAV
(RS Investments/Wellington)	247,698	4,579,940
Real Estate Equity, Class NAV (T.
Rowe Price)	178,456	1,987,995
Redwood, Class NAV (Allianz)	297,663	3,405,266
Small Cap Growth, Class NAV
(Wellington)	81,424	852,509
Small Company Value, Class NAV
(T. Rowe Price)	28,736	1,069,542
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	5,392,935	72,966,407
Strategic Growth, Class NAV
(John Hancock1) (A)	154,216	2,433,525
U.S. Equity, Class NAV (GMO)	598,800	8,023,916

FIXED INCOME - 51.8%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	3,477,603	36,236,625
Asia Pacific Total Return Bond,
Class NAV (John Hancock1) (A)	627,872	5,958,509
Emerging Markets Debt, Class
NAV (John Hancock1) (A)	317,099	3,221,731
Floating Rate Income, Class NAV
(WAMCO)	3,573,589	33,591,734
Global Bond, Class NAV (PIMCO)	684,624	8,550,950
Global Income, Class NAV (Stone
Harbor)	867,619	8,945,156
Global Short Duration Credit,
Class NAV (John Hancock1) (A)	120,089	1,211,698
High Yield, Class NAV (WAMCO)	1,124,583	10,796,001
Real Return Bond, Class NAV
(PIMCO)	427,276	5,071,762
Short Duration Credit
Opportunities Fund, Class NAV
(Stone Harbor)	1,503,836	15,459,436
Spectrum Income, Class NAV (T.
Rowe Price)	1,305,569	14,661,541
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	1,605,931	17,649,184
Total Return, Class NAV (PIMCO)	2,593,889	36,236,625
U.S. High Yield Bond, Class NAV
(Wells Capital)	861,465	10,880,302

ALTERNATIVE - 4.0%
Global Absolute Return Strategies,
Class NAV (Standard Life)	594,755	6,643,412
Absolute Return Currency, Class
NAV (First Quadrant)	964,971	9,514,615

Total investments (Cost $341,717,061) 100.0%		$402,172,708

Other assets and liabilities, net - 0.0%		(22,700)

TOTAL NET ASSETS - 100.0%		$402,150,008

Percentages are based upon net assets.

28

Retirement Living through 2010 Portfolio
As of 5-31-14 (Unaudited)

Footnote Legend :

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio's subadvisor is shown parenthetically.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

29

Retirement Living Through Portfolios

Investment companies

Underlying Funds’ Subadvisors

Allianz Life Insurance Company	(Allianz)
Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)
Baillie Gifford Investment Trust	(Baillie Gifford)
Davis Selected Advisers, L.P.	(Davis)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors L.P.	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, LP	(First Quadrant)
Franklin Mutual Advisers	(Franklin)
Franklin Templeton Investment Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
Robeco Investment Management, Inc.	(Robeco)
RS Investment Management Co., LLC	(RS Investments)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

30

Notes to Portfolio of Investments

Security valuation: Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes: The tax cost of investments owned on May 31, 2014, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Retirement Living through 2055 Portfolio	$1,371,666	$36,858	($118)	$36,740
Retirement Living through 2050 Portfolio	195,345,301	26,983,345	(55,331)	26,928,014
Retirement Living through 2045 Portfolio	614,912,775	181,583,768	(196,346)	181,387,422
Retirement Living through 2040 Portfolio	648,053,815	185,802,949	(232,469)	185,570,480
Retirement Living through 2035 Portfolio	826,110,484	237,659,917	(272,351)	237,387,566
Retirement Living through 2030 Portfolio	1,019,131,758	277,749,369	(607,509)	277,141,860
Retirement Living through 2025 Portfolio	1,160,018,062	287,444,415	(767,141)	286,677,274
Retirement Living through 2020 Portfolio	1,016,269,175	221,993,658	(875,470)	221,118,188
Retirement Living through 2015 Portfolio	574,168,099	113,875,523	(567,780)	113,307,743
Retirement Living through 2010 Portfolio	347,723,534	54,821,204	(372,030)	54,449,174

31

Investments in affiliated underlying funds: Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS

					INCOME	CAPITAL GAINS
	BEGINNING SHARE	SHARES		ENDING SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED GAIN
Portfolio	AMOUNT	PURCHASED	SHARES SOLD	AMOUNT	RECEIVED	RECEIVED	(LOSS)	ENDING VALUE

Retirement Living through 2055
Absolute Return Currency	-	2,857	-	2,857	-	-	-	$28,168
Active Bond	-	554	(1)	553	-	-	-	5,759
Alpha Opportunities	-	3,256	(13)	3,243	-	-	$5	42,715
Asia Pacific Total Return Bond	-	175	-	175	-	-	-	1,661
Blue Chip Growth	-	1,074	(3)	1,071	-	-	2	36,558
Capital Appreciation	-	1,828	(1)	1,827	-	-	-	31,165
Capital Appreciation Value	-	3,964	-	3,964	-	-	-	49,117
Disciplined Value	-	643	-	643	-	-	-	11,987
Emerging Markets	-	3,457	-	3,457	-	-	-	36,780
Emerging Markets Debt	-	119	(1)	118	$7	-	-	1,203
Equity-Income	-	1,282	(2)	1,280	-	-	1	26,741
Financial Industries	-	1,298	(2)	1,296	-	-	1	21,598
Floating Rate Income	-	1,411	-	1,411	58	-	-	13,262
Fundamental Global Franchise	-	945	-	945	-	-	-	12,508
Fundamental Large Cap Value	-	1,928	-	1,928	-	-	-	26,163
Fundamental Value	-	384	-	384	-	-	-	8,362
Global Absolute Return Strategies	-	727	-	727	-	-	-	8,124
Global Bond	-	140	-	140	-	-	-	1,753
Global Equity	-	1,068	-	1,068	-	-	-	12,405
Global Income	-	486	-	486	28	-	-	5,009
Global Real Estate	-	857	(11)	846	-	-	3	7,692
Global Shareholder Yield	-	1,415	(4)	1,411	-	-	1	17,550
Health Sciences	-	752	-	752	-	-	-	13,652
High Yield	-	608	(21)	587	-	-	-	5,634
International Core	-	456	(2)	454	-	-	2	16,441
International Growth Opportunities	-	1,073	-	1,073	-	-	-	15,217
International Growth Stock	-	1,005	(4)	1,001	-	-	1	14,039
International Small Cap	-	1,319	(7)	1,312	-	-	4	25,577
International Small Company	-	2,353	(7)	2,346	-	-	2	25,577
International Value	-	2,488	-	2,488	-	-	-	45,042
International Value Equity	-	882	(4)	878	-	-	1	8,495
Mid Cap Stock	-	1,588	(11)	1,577	-	-	8	34,039
Mid Value	-	1,603	(7)	1,596	-	-	3	27,776
Mutual Shares	-	364	(1)	363	-	-	-	5,235
Natural Resources	-	1,474	(1)	1,473	-	-	-	27,232
Real Estate Equity	-	662	(7)	655	-	-	2	7,297
Real Return Bond	-	187	(1)	186	-	-	-	2,208
Redwood	-	1,112	-	1,112	-	-	-	12,720
Science & Technology	-	3,089	(14)	3,075	-	-	5	40,965
Short Duration Credit Opportunities Fund	-	546	-	546	20	-	-	5,612
Small Cap Growth	-	715	(6)	709	-	-	2	7,427
Small Cap Value	-	299	(2)	297	-	-	1	5,588
Small Company Growth	-	335	(2)	333	-	-	1	6,691
Small Company Value	-	267	(2)	265	-	-	2	9,880
Spectrum Income	-	442	-	442	-	-	-	4,961
Strategic Equity Allocation	-	40,747	(87)	40,660	-	-	27	550,131
Strategic Growth	-	2,088	(4)	2,084	-	-	2	32,888
Strategic Income Opportunities	-	735	-	735	32	-	-	8,078
Total Return	-	412	-	412	-	-	-	5,759
U.S. Equity	-	1,564	-	1,564	-	-	-	20,952
U.S. High Yield Bond	-	462	(16)	446	-	-	-	5,633
Value	-	942	(4)	938	-	-	1	11,380

					$145	$0	$77	$1,408,406

32

					DIVIDENDS AND DISTRIBUTIONS

					INCOME	CAPITAL GAINS
	BEGINNING SHARE	SHARES		ENDING SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED GAIN
Portfolio	AMOUNT	PURCHASED	SHARES SOLD	AMOUNT	RECEIVED	RECEIVED	(LOSS)	ENDING VALUE

Retirement Living through 2050
Absolute Return Currency	251,898	204,415	(5,301)	451,012	-	$212,772	$2,361	$4,446,976
Active Bond	45,769	42,261	(7,792)	80,238	$16,959	3,065	(2,581)	836,078
All Cap Value	91,247	16,344	(107,591)	-	6,902	190,376	65,198	-
Alpha Opportunities	256,198	250,370	(5,166)	501,402	24,044	557,271	7,023	6,603,462
Asia Total Return Bond	—	31,619	-	31,619	10,083	626	-	300,060
Blue Chip Growth	106,183	63,030	(1,647)	167,566	-	93,157	13,596	5,717,342
Capital Appreciation	171,722	116,058	(2,704)	285,076	3,846	189,850	8,998	4,863,391
Capital Appreciation Value	343,172	279,870	(10,215)	612,827	74,366	652,564	1,549	7,592,932
China Emerging Leaders	149,617	5,261	(11,246)	143,632	6,624	38,351	(21,070)	1,314,231
Disciplined Value	60,064	41,396	(1,994)	99,466	11,558	62,708	6,114	1,853,057
Emerging Markets	750,611	265,218	(160,245)	855,584	143,026	-	38,218	9,103,415
Emerging Markets Debt	13,171	14,608	(556)	27,223	6,281	698	(140)	276,589
Equity-Income	116,321	90,550	(8,985)	197,886	67,987	19,441	29,950	4,133,847
Financial Industries	83,479	122,814	(5,882)	200,411	18,313	-	109	3,338,842
Floating Rate Income	116,019	107,205	(18,392)	204,831	50,270	3,651	(1,155)	1,925,412
Fundamental Global Franchise	92,051	58,758	(4,657)	146,152	13,458	62,431	5,689	1,933,596
Fundamental Large Cap Value	149,241	111,960	(8,090)	253,111	29,774	229,050	12,122	3,434,721
Fundamental Value	93,492	671	-	94,163	14,030	-	-	2,050,875
Global Absolute Return Strategies	115,705	54,687	-	170,392	19,990	-	-	1,903,274
Global Bond	11,865	10,481	(1,975)	20,371	-	-	(1,667)	254,438
Global Equity	111,472	59,028	(5,334)	165,166	10,729	6,779	144	1,917,578
Global Income	43,332	34,313	(7,115)	70,530	23,944	3,680	(5,073)	727,168
Global Real Estate	84,393	51,572	(5,034)	130,931	34,467	-	(688)	1,190,164
Global Shareholder Yield	139,291	84,662	(5,863)	218,090	35,618	69,992	8,813	2,713,035
Health Sciences	105,359	64,419	-	169,778	-	363,636	-	3,083,165
High Yield	53,805	44,861	(13,496)	85,170	30,806	-	1,220	817,632
International Core	47,917	24,761	(2,488)	70,190	59,685	-	13,494	2,541,581
International Growth Opportunities	—	110,969	-	110,969	5,746	7,968	-	1,573,542
International Growth Stock	103,402	57,578	(6,183)	154,797	25,261	-	9,394	2,170,247
International Small Cap	135,643	75,529	(8,412)	202,760	43,360	-	19,926	3,953,820
International Small Company	250,761	126,543	(13,983)	363,321	37,787	-	25,750	3,960,198
International Value	159,894	181,780	-	341,674	63,198	-	-	6,184,302
International Value Equity	86,908	54,320	(5,567)	135,661	13,841	38,108	2,972	1,313,203
Mid Cap Stock	136,196	110,446	(2,035)	244,607	54	442,166	5,641	5,281,063
Mid Value	150,551	101,400	(5,181)	246,770	16,507	98,916	12,559	4,293,796
Mutual Shares	60,423	9,908	(557)	69,774	14,985	61,976	1,159	1,006,832
Natural Resources	162,537	79,156	(14,021)	227,672	22,543	-	(11,492)	4,209,648
Real Estate Equity	69,483	34,562	(2,397)	101,648	12,982	-	1,171	1,132,363
Real Return Bond	15,520	14,194	(2,706)	27,008	1,830	-	(4,342)	320,587
Redwood	87,105	88,107	(3,332)	171,880	-	26,590	1,133	1,966,307
Science & Technology	326,013	172,935	(7,949)	490,999	4,150	92,352	6,066	6,540,102
Short Duration Credit Opportunities	43,929	42,554	(7,221)	79,262	17,261	7,363	(2,252)	814,815
Small Cap Growth	64,912	47,397	(1,838)	110,471	-	80,752	2,846	1,156,636
Small Cap Value	27,051	19,995	(1,196)	45,850	1,186	60,346	2,230	863,813
Small Company Growth	32,729	19,273	(592)	51,410	-	33,960	2,448	1,034,364
Small Company Value	22,872	19,137	(975)	41,034	1,993	5,728	6,217	1,527,295
Spectrum Income	38,709	31,501	(6,068)	64,142	12,190	13,082	(1,281)	720,317
Strategic Equity Allocation	4,161,581	2,262,652	(138,702)	6,285,531	939,471	964,473	252,327	85,043,235
Strategic Growth	188,216	100,752	(3,455)	285,513	11,781	109,606	10,185	4,505,395
Strategic Income Opportunities	72,203	52,823	(18,317)	106,709	32,747	9,595	(3,233)	1,172,729
Total Return	33,633	31,711	(5,496)	59,848	7,702	8,371	(4,507)	836,078
U.S. Equity	145,795	100,615	(4,385)	242,025	45,425	242,734	2,209	3,243,137
U.S. High Yield Bond	39,782	35,239	(10,300)	64,721	29,791	12,002	(3,489)	817,421
Value	84,953	63,029	(2,952)	145,030	5,755	68,186	4,217	1,759,209

					$2,080,306	$5,144,372	$520,078	$222,273,315

33

					DIVIDENDS AND DISTRIBUTIONS

					INCOME	CAPITAL GAINS
	BEGINNING SHARE	SHARES		ENDING SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED GAIN
Portfolio	AMOUNT	PURCHASED	SHARES SOLD	AMOUNT	RECEIVED	RECEIVED	(LOSS)	ENDING VALUE

Retirement Living through 2045
Absolute Return Currency	1,302,501	473,409	(162,620)	1,613,290	-	$956,511	($86,688)	$15,907,043
Active Bond	234,660	74,927	(32,386)	277,201	$73,918	13,204	(8,953)	2,888,432
All Cap Value	497,839	89,174	(587,013)	-	37,657	1,038,681	993,082	-
Alpha Opportunities	1,373,437	450,946	(52,049)	1,772,334	107,549	2,492,685	(32,238)	23,341,640
Asia Total Return Bond	—	156,585	-	156,585	49,935	3,100	-	1,485,995
Blue Chip Growth	579,534	60,201	(54,105)	585,630	-	417,437	547,197	19,981,714
Capital Appreciation	955,568	147,422	(104,536)	998,454	17,281	853,037	433,994	17,033,629
Capital Appreciation Value	1,868,444	381,490	(94,955)	2,154,979	329,891	2,894,787	61,946	26,700,191
China Emerging Leaders	811,939	28,546	(197,331)	643,154	35,945	208,124	(275,570)	5,884,860
Disciplined Value	321,708	48,894	(19,713)	350,889	52,475	284,714	14,364	6,537,059
Emerging Markets	4,227,643	205,735	(1,007,851)	3,425,527	661,278	-	(214,389)	36,447,604
Emerging Markets Debt	67,986	39,476	(3,099)	104,363	28,027	3,028	(1,000)	1,060,328
Equity-Income	635,131	121,174	(60,151)	696,154	302,579	86,523	19,088	14,542,662
Financial Industries	516,117	227,196	(37,922)	705,391	83,147	-	18,349	11,751,815
Floating Rate Income	595,023	189,069	(75,534)	708,558	207,538	15,727	(5,561)	6,660,447
Fundamental Global Franchise	463,720	92,568	(40,551)	515,737	59,881	277,776	12,729	6,823,202
Fundamental Large Cap Value	753,189	228,110	(87,607)	893,692	133,008	1,023,237	5,423	12,127,407
Fundamental Value	545,960	3,922	(4,444)	545,438	81,932	-	4,939	11,879,644
Global Absolute Return Strategies	629,393	9,868	-	639,261	108,740	-	-	7,140,545
Global Bond	60,839	17,629	(8,090)	70,378	-	-	(393)	879,017
Global Equity	562,074	56,345	(36,927)	581,492	47,931	30,283	9,778	6,751,124
Global Income	222,887	62,746	(41,595)	244,038	98,659	15,851	(21,826)	2,516,029
Global Real Estate	425,676	85,148	(49,488)	461,336	153,327	-	146	4,193,543
Global Shareholder Yield	785,666	86,172	(103,088)	768,750	163,596	316,803	116,446	9,563,247
Health Sciences	624,688	125,766	(71,679)	678,775	-	2,121,658	29,012	12,326,552
High Yield	283,071	81,748	(65,141)	299,678	136,211	-	(4,043)	2,876,904
International Core	239,766	25,483	(18,344)	246,905	270,571	-	23,548	8,940,448
International Growth Opportunities	—	391,486	-	391,486	26,434	36,655	-	5,551,277
International Growth Stock	519,623	61,433	(38,971)	542,085	112,495	-	10,968	7,600,037
International Small Cap	685,557	70,596	(39,854)	716,299	192,344	-	14,697	13,967,835
International Small Company	1,277,215	107,342	(102,038)	1,282,519	170,317	-	52,851	13,979,460
International Value	840,907	356,367	-	1,197,274	286,266	-	-	21,670,654
International Value Equity	435,982	78,477	(37,752)	476,707	62,491	172,060	2,596	4,614,521
Mid Cap Stock	712,790	199,534	(50,583)	861,741	242	1,989,968	(12,302)	18,604,982
Mid Value	703,059	200,059	(33,068)	870,050	73,799	442,224	6,156	15,138,873
Mutual Shares	305,586	35,540	(3,482)	337,644	73,115	302,385	1,268	4,872,204
Natural Resources	826,024	94,500	(88,041)	832,483	100,622	-	(88,977)	15,392,615
Real Estate Equity	349,525	51,122	(43,101)	357,546	57,587	-	3,783	3,983,060
Real Return Bond	79,831	26,000	(12,760)	93,071	8,848	-	(19,737)	1,104,753
Redwood	514,948	121,680	(34,094)	602,534	-	117,954	(3,568)	6,892,994
Science & Technology	1,690,415	165,263	(140,510)	1,715,168	18,616	414,219	87,398	22,846,040
Short Duration Credit Opportunities	225,777	72,085	(24,245)	273,617	71,141	31,713	(3,958)	2,812,779
Small Cap Growth	329,558	86,399	(28,259)	387,698	-	362,084	5,126	4,059,196
Small Cap Value	134,931	38,179	(11,300)	161,810	5,279	268,708	9,647	3,048,506
Small Company Growth	166,478	23,832	(9,030)	181,280	-	151,825	10,186	3,647,352
Small Company Value	114,195	36,740	(6,241)	144,694	8,868	25,481	4,668	5,385,517
Spectrum Income	199,209	55,357	(32,971)	221,595	53,220	56,350	(1,315)	2,488,508
Strategic Equity Allocation	20,944,139	1,862,157	(696,165)	22,110,131	4,184,723	4,296,088	86,912	299,150,070
Strategic Growth	951,885	117,746	(67,120)	1,002,511	53,491	497,642	117,626	15,819,619
Strategic Income Opportunities	366,745	95,472	(93,490)	368,727	135,306	41,329	(10,232)	4,052,315
Total Return	172,736	56,083	(22,207)	206,612	34,505	36,057	(11,623)	2,886,366
U.S. Equity	810,545	148,837	(105,896)	853,486	202,462	1,081,879	271,853	11,436,711
U.S. High Yield Bond	204,004	67,753	(44,032)	227,725	130,183	51,696	(9,414)	2,876,166
Value	436,285	89,901	(16,977)	509,209	25,706	304,569	(153)	6,176,706

					$9,329,136	$23,734,052	$2,163,836	$796,300,197

34

					DIVIDENDS AND DISTRIBUTIONS

					INCOME	CAPITAL GAINS
	BEGINNING SHARE	SHARES		ENDING SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED GAIN
Portfolio	AMOUNT	PURCHASED	SHARES SOLD	AMOUNT	RECEIVED	RECEIVED	(LOSS)	ENDING VALUE

Retirement Living through 2040
Absolute Return Currency	1,335,225	481,852	(125,539)	1,691,538	-	$991,669	($60,523)	$16,678,569
Active Bond	240,463	78,830	(26,366)	292,927	$76,604	13,701	(7,588)	3,052,303
All Cap Value	510,939	91,520	(602,460)	-	38,647	1,066,013	1,010,381	-
Alpha Opportunities	1,412,243	510,871	(61,928)	1,861,186	111,023	2,573,204	(31,276)	24,511,815
Asia Total Return Bond	—	161,207	-	161,207	51,409	3,191	-	1,529,858
Blue Chip Growth	594,808	75,468	(55,448)	614,828	-	429,965	512,923	20,977,946
Capital Appreciation	979,116	173,855	(104,736)	1,048,235	17,812	879,263	392,638	17,882,881
Capital Appreciation Value	1,918,502	428,289	(67,465)	2,279,326	342,290	3,003,585	12,170	28,240,843
China Emerging Leaders	810,785	28,506	(197,244)	642,047	35,893	207,829	(277,984)	5,874,727
Disciplined Value	329,986	59,168	(19,939)	369,215	54,234	294,256	8,947	6,878,482
Emerging Markets	4,356,312	155,781	(1,001,788)	3,510,305	681,024	-	(257,980)	37,349,646
Emerging Markets Debt	69,668	39,223	(1,511)	107,380	28,993	3,129	(474)	1,090,986
Equity-Income	650,713	140,455	(55,884)	735,284	312,925	89,481	13,048	15,360,093
Financial Industries	538,142	234,725	(28,950)	743,917	85,934	-	11,245	12,393,661
Floating Rate Income	609,739	190,026	(51,008)	748,757	216,220	16,320	(3,125)	7,038,318
Fundamental Global Franchise	476,450	104,308	(38,246)	542,512	61,946	287,352	10,459	7,177,437
Fundamental Large Cap Value	773,292	254,687	(85,601)	942,378	137,041	1,054,260	2,099	12,788,071
Fundamental Value	560,327	4,025	-	564,352	84,088	-	-	12,291,588
Global Absolute Return Strategies	647,587	10,153	-	657,740	111,884	-	-	7,346,956
Global Bond	62,344	18,685	(6,659)	74,370	-	-	(43)	928,887
Global Equity	577,504	70,875	(32,746)	615,633	49,517	31,285	7,482	7,147,500
Global Income	228,399	59,810	(30,399)	257,810	102,890	16,448	(20,025)	2,658,026
Global Real Estate	437,281	92,138	(43,832)	485,587	158,642	-	(851)	4,413,986
Global Shareholder Yield	804,872	116,934	(112,265)	809,541	168,827	325,571	135,943	10,070,686
Health Sciences	638,713	129,028	(51,781)	715,960	-	2,176,695	10,523	13,001,837
High Yield	290,071	85,416	(58,364)	317,123	141,212	-	(3,223)	3,044,376
International Core	246,348	30,115	(15,920)	260,543	277,999	-	15,996	9,434,256
International Growth Opportunities	—	289,459	-	289,459	27,271	37,816	-	4,104,532
International Growth Stock	533,888	70,439	(31,611)	572,716	116,272	-	6,849	8,029,476
International Small Cap	708,986	83,445	(39,793)	752,638	199,573	-	10,195	14,676,440
International Small Company	1,319,677	125,454	(98,669)	1,346,462	175,979	-	40,690	14,676,440
International Value	864,677	300,142	-	1,164,819	295,472	-	-	21,083,232
International Value Equity	447,951	87,464	(32,339)	503,076	64,229	176,847	(242)	4,869,775
Mid Cap Stock	732,546	219,205	(47,046)	904,705	249	2,045,937	(19,172)	19,532,578
Mid Value	728,802	217,128	(29,273)	916,657	76,146	456,290	6,420	15,949,833
Mutual Shares	313,083	38,715	(1,874)	349,924	75,437	311,990	(377)	5,049,403
Natural Resources	829,252	118,878	(77,793)	870,337	103,959	-	(71,867)	16,092,532
Real Estate Equity	360,023	61,554	(45,720)	375,857	59,752	-	7,047	4,187,048
Real Return Bond	81,805	26,999	(10,453)	98,351	9,175	-	(15,944)	1,167,430
Redwood	527,581	133,527	(23,372)	637,736	-	122,387	(3,090)	7,295,695
Science & Technology	1,763,811	193,444	(156,573)	1,800,682	19,161	426,356	79,558	23,985,084
Short Duration Credit Opportunities	231,361	76,759	(18,980)	289,140	74,018	32,907	(3,545)	2,972,358
Small Cap Growth	338,692	98,280	(29,945)	407,027	-	371,945	3,609	4,261,577
Small Cap Value	138,662	43,190	(11,659)	170,193	5,443	277,061	6,406	3,206,441
Small Company Growth	170,880	28,496	(9,151)	190,225	-	156,199	6,417	3,827,328
Small Company Value	117,391	41,936	(7,185)	152,142	9,153	26,299	2,968	5,662,726
Spectrum Income	204,136	55,516	(25,485)	234,167	55,174	58,471	(1,455)	2,629,690
Strategic Equity Allocation	21,519,116	2,461,361	(648,811)	23,331,666	4,324,147	4,439,222	79,052	315,677,436
Strategic Growth	975,239	148,642	(71,388)	1,052,493	55,284	514,321	99,184	16,608,343
Strategic Income Opportunities	375,878	94,202	(80,433)	389,647	140,981	42,885	(8,812)	4,282,217
Total Return	177,007	58,587	(17,260)	218,334	35,709	37,414	(9,432)	3,050,120
U.S. Equity	830,622	175,662	(109,068)	897,216	209,143	1,117,579	261,759	12,022,689
U.S. High Yield Bond	209,049	70,734	(38,802)	240,981	134,984	53,642	(8,161)	3,043,596
Value	449,999	106,597	(19,371)	537,225	26,489	313,842	(453)	6,516,542

					$9,640,254	$24,482,627	$1,948,366	$833,624,295

35

					DIVIDENDS AND DISTRIBUTIONS

					INCOME	CAPITAL GAINS
	BEGINNING SHARE	SHARES		ENDING SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED GAIN
Portfolio	AMOUNT	PURCHASED	SHARES SOLD	AMOUNT	RECEIVED	RECEIVED	(LOSS)	ENDING VALUE

Retirement Living through 2035
Absolute Return Currency	1,718,254	644,398	(211,408)	2,151,244	-	$1,271,063	($101,863)	$21,211,270
Active Bond	381,914	122,393	(49,244)	455,063	$120,671	21,647	(18,090)	4,741,761
All Cap Value	657,373	117,751	(775,124)	-	49,724	1,371,531	1,306,579	-
Alpha Opportunities	1,785,372	651,456	(91,318)	2,345,510	141,794	3,286,404	(64,943)	30,890,373
Asia Total Return Bond	—	253,989	-	253,989	80,997	5,028	-	2,410,360
Blue Chip Growth	758,650	86,537	(59,980)	785,207	-	557,155	477,151	26,791,262
Capital Appreciation	1,242,486	214,450	(118,085)	1,338,851	23,029	1,136,830	331,836	22,840,802
Capital Appreciation Value	2,465,433	523,428	(59,430)	2,929,431	443,410	3,890,914	(24,239)	36,295,651
China Emerging Leaders	1,068,648	37,571	(259,559)	846,660	47,309	273,926	(368,050)	7,746,936
Disciplined Value	428,157	69,832	(26,477)	471,512	70,158	380,653	21,623	8,784,265
Emerging Markets	5,555,486	336,547	(1,473,373)	4,418,660	856,811	-	(357,560)	47,014,538
Emerging Markets Debt	110,765	83,401	(23,229)	170,937	46,069	4,982	212	1,736,723
Equity-Income	834,337	166,052	(63,154)	937,235	404,405	115,640	17,527	19,578,841
Financial Industries	569,422	429,705	(55,516)	943,611	110,414	-	19,821	15,720,564
Floating Rate Income	964,941	269,663	(69,008)	1,165,596	341,488	25,809	(3,778)	10,956,600
Fundamental Global Franchise	603,219	126,481	(47,466)	682,234	78,630	364,747	12,081	9,025,956
Fundamental Large Cap Value	979,695	312,599	(104,045)	1,188,249	174,565	1,342,934	3,277	16,124,545
Fundamental Value	720,938	5,179	-	726,117	108,191	-	-	15,814,826
Global Absolute Return Strategies	831,213	13,032	-	844,245	143,609	-	-	9,430,216
Global Bond	99,592	29,238	(12,513)	116,317	-	-	(928)	1,452,797
Global Equity	742,509	84,216	(37,634)	789,091	63,915	40,382	8,576	9,161,345
Global Income	360,256	94,983	(51,503)	403,736	163,199	26,116	(33,666)	4,162,514
Global Real Estate	569,793	113,690	(55,122)	628,361	207,385	-	367	5,711,805
Global Shareholder Yield	1,042,159	137,931	(129,061)	1,051,029	220,240	429,702	140,139	13,074,803
Health Sciences	747,454	149,980	(14,366)	883,068	-	2,530,171	69,152	16,036,514
High Yield	453,588	126,189	(86,969)	492,808	220,892	-	(4,932)	4,730,953
International Core	309,172	37,913	(22,300)	324,785	350,783	-	25,614	11,760,479
International Growth Opportunities	—	373,857	-	373,857	35,101	48,674	-	5,301,291
International Growth Stock	670,305	87,352	(44,952)	712,705	146,544	-	10,973	9,992,127
International Small Cap	903,129	93,166	(52,952)	943,343	251,792	-	21,408	18,395,198
International Small Company	1,639,114	157,460	(108,941)	1,687,633	219,434	-	30,968	18,395,198
International Value	1,079,056	310,574	-	1,389,630	355,818	-	-	25,152,310
International Value Equity	561,593	110,703	(46,457)	625,839	81,412	224,157	(1,524)	6,058,125
Mid Cap Stock	918,652	285,642	(68,047)	1,136,247	317	2,605,209	(20,062)	24,531,565
Mid Value	910,239	291,989	(41,661)	1,160,567	97,630	585,026	8,707	20,193,870
Mutual Shares	406,290	47,327	(2,221)	451,396	96,947	400,948	7,219	6,513,645
Natural Resources	1,068,183	134,101	(118,550)	1,083,734	131,935	-	(101,837)	20,038,246
Real Estate Equity	466,755	69,694	(56,839)	479,610	76,855	-	13,217	5,342,853
Real Return Bond	130,014	43,503	(20,305)	153,212	14,471	-	(31,900)	1,818,631
Redwood	669,565	161,092	(33,566)	797,091	-	154,584	(3,171)	9,118,724
Science & Technology	2,023,676	419,492	(169,273)	2,273,895	24,588	547,108	43,508	30,288,286
Short Duration Credit Opportunities	367,637	108,658	(25,986)	450,309	117,030	52,016	(6,645)	4,629,179
Small Cap Growth	420,139	121,565	(41,413)	500,291	-	465,633	2,967	5,238,049
Small Cap Value	170,989	52,726	(14,768)	208,947	6,785	345,367	7,094	3,936,557
Small Company Growth	211,800	34,097	(11,495)	234,402	-	195,238	7,179	4,716,169
Small Company Value	145,083	51,677	(8,590)	188,170	11,469	32,955	5,116	7,003,671
Spectrum Income	328,173	82,369	(46,499)	364,043	87,158	92,278	(6,239)	4,088,206
Strategic Equity Allocation	27,366,849	2,924,920	(819,477)	29,472,292	5,519,594	5,666,483	62,676	398,760,114
Strategic Growth	1,245,976	166,919	(89,396)	1,323,499	70,419	655,133	121,564	20,884,822
Strategic Income Opportunities	599,287	141,627	(134,637)	606,277	223,150	67,791	(25,168)	6,662,988
Total Return	281,131	92,942	(34,566)	339,507	56,231	59,113	(25,061)	4,742,916
U.S. Equity	1,065,403	215,459	(126,520)	1,154,342	271,990	1,453,411	297,853	15,468,179
U.S. High Yield Bond	335,466	105,722	(66,495)	374,693	213,038	84,670	(23,823)	4,732,372
Value	569,469	136,204	(22,403)	683,270	34,226	405,505	(771)	8,288,060

					$12,611,622	$31,216,933	$1,850,154	$1,063,498,050

36

					DIVIDENDS AND DISTRIBUTIONS

					INCOME	CAPITAL GAINS
	BEGINNING SHARE	SHARES		ENDING SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED GAIN
Portfolio	AMOUNT	PURCHASED	SHARES SOLD	AMOUNT	RECEIVED	RECEIVED	(LOSS)	ENDING VALUE

Retirement Living through 2030
Absolute Return Currency	2,129,256	685,920	(198,283)	2,616,893	-	$1,556,659	($96,090)	$25,802,564
Active Bond	1,018,867	228,645	(63,444)	1,184,068	$315,891	56,610	(17,760)	12,337,988
All Cap Value	769,652	137,863	(907,515)	-	58,216	1,605,786	1,576,292	-
Alpha Opportunities	1,921,824	676,397	(86,033)	2,512,188	151,109	3,502,296	(40,011)	33,085,521
Asia Total Return Bond	617,294	23,809	-	641,103	204,448	12,692	-	6,084,066
Blue Chip Growth	884,057	102,353	(85,463)	900,947	-	636,736	820,584	30,740,304
Capital Appreciation	1,434,684	242,767	(146,910)	1,530,541	26,264	1,296,515	517,915	26,111,038
Capital Appreciation Value	3,351,305	651,786	(82,129)	3,920,962	597,166	5,240,118	38,925	48,580,727
China Emerging Leaders	1,141,390	40,129	(277,107)	904,412	50,529	292,572	(397,965)	8,275,367
Disciplined Value	495,969	65,998	(17,914)	544,053	80,489	436,710	9,749	10,135,711
Emerging Markets	6,106,871	196,416	(1,592,282)	4,711,005	914,092	-	(65,093)	50,125,091
Emerging Markets Debt	283,915	207,182	(45,418)	445,679	119,867	12,930	3,342	4,528,103
Equity-Income	974,189	181,929	(73,833)	1,082,285	465,894	133,223	22,378	22,608,927
Financial Industries	620,597	461,450	(27,449)	1,054,598	122,387	-	14,511	17,569,606
Floating Rate Income	2,523,131	607,758	(107,584)	3,023,305	885,173	67,470	(9,928)	28,419,070
Fundamental Global Franchise	782,632	142,882	(50,309)	875,205	100,948	468,274	15,841	11,578,964
Fundamental Large Cap Value	1,106,077	326,320	(107,057)	1,325,340	194,700	1,497,837	6,737	17,984,871
Fundamental Value	792,490	5,694	(7,517)	790,667	118,929	-	15,797	17,220,717
Global Absolute Return Strategies	1,006,229	15,776	-	1,022,005	173,846	-	-	11,415,794
Global Bond	264,357	53,494	(16,330)	301,521	-	-	(1,011)	3,765,993
Global Equity	890,960	104,099	(41,773)	953,286	77,481	48,953	11,683	11,067,655
Global Income	898,162	200,726	(48,924)	1,049,964	420,233	68,294	(35,517)	10,825,132
Global Real Estate	731,718	156,243	(69,578)	818,383	269,594	-	7,402	7,439,101
Global Shareholder Yield	1,481,718	165,218	(162,479)	1,484,457	311,822	605,040	205,497	18,466,640
Global Short Duration Credit Fund	—	270,757	(9,214)	261,543	84,718	-	(722)	2,638,964
Health Sciences	941,979	189,064	(101,902)	1,029,141	-	3,189,511	183,452	18,689,199
High Yield	1,128,461	241,247	(182,461)	1,187,247	543,994	-	379	11,397,572
International Core	325,149	34,004	(22,560)	336,593	366,924	-	33,155	12,188,015
International Growth Opportunities	—	402,165	-	402,165	37,816	52,438	-	5,702,702
International Growth Stock	714,045	65,184	(39,819)	739,410	152,074	-	12,466	10,366,528
International Small Cap	981,241	90,923	(53,961)	1,018,203	273,256	-	28,985	19,854,957
International Small Company	1,674,927	244,293	(97,664)	1,821,556	237,254	-	25,123	19,854,957
International Value	1,141,267	445,444	-	1,586,711	410,020	-	-	28,719,468
International Value Equity	590,719	93,354	(40,677)	643,396	82,316	226,646	10,505	6,228,076
Mid Cap Stock	1,049,559	305,790	(77,527)	1,277,822	355	2,920,468	(14,089)	27,588,186
Mid Value	1,030,754	329,193	(39,744)	1,320,203	110,312	661,020	14,288	22,971,540
Mutual Shares	474,638	50,699	(3,211)	522,126	112,137	463,773	4,098	7,534,272
Natural Resources	1,258,096	129,669	(195,227)	1,192,538	143,095	-	(144,042)	22,050,031
Real Estate Equity	554,375	88,061	(57,951)	584,485	93,692	-	14,197	6,511,166
Real Return Bond	346,313	82,007	(28,832)	399,488	38,088	-	(44,353)	4,741,925
Redwood	851,492	160,275	(18,967)	992,800	-	193,529	(2,989)	11,357,630
Science & Technology	2,309,406	424,107	(153,276)	2,580,237	27,758	617,652	39,741	34,368,753
Short Duration Credit Opportunities	979,974	218,385	(70,257)	1,128,102	294,934	131,209	(18,031)	11,596,889
Small Cap Growth	380,393	104,951	(34,000)	451,344	-	415,837	6,844	4,725,573
Small Cap Value	163,830	47,719	(13,292)	198,257	6,396	325,576	17,511	3,735,168
Small Company Growth	196,369	33,046	(12,981)	216,434	-	179,244	12,543	4,354,659
Small Company Value	139,186	51,603	(6,201)	184,588	11,189	32,150	4,497	6,870,367
Spectrum Income	827,262	170,696	(69,671)	928,287	221,094	236,748	(9,416)	10,424,666
Strategic Equity Allocation	31,606,802	2,643,075	(751,452)	33,498,425	6,273,115	6,440,058	379,242	453,233,692
Strategic Growth	1,395,473	171,354	(104,631)	1,462,196	77,355	719,659	213,012	23,073,448
Strategic Income Opportunities	1,333,573	288,134	(87,865)	1,533,842	556,297	173,013	(34,862)	16,856,926
Total Return	750,000	176,670	(43,291)	883,379	147,277	154,586	(23,965)	12,340,808
U.S. Equity	1,500,829	284,170	(143,904)	1,641,095	386,092	2,063,124	400,598	21,990,670
U.S. High Yield Bond	838,984	205,737	(142,029)	902,692	525,525	208,814	(28,489)	11,400,999
Value	599,918	141,742	(21,391)	720,269	35,746	423,512	1,695	8,736,862

					$16,907,907	$37,367,282	$3,684,651	$1,296,273,618

37

					DIVIDENDS AND DISTRIBUTIONS

					INCOME	CAPITAL GAINS
	BEGINNING SHARE	SHARES		ENDING SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED GAIN
Portfolio	AMOUNT	PURCHASED	SHARES SOLD	AMOUNT	RECEIVED	RECEIVED	(LOSS)	ENDING VALUE

Retirement Living through 2025
Absolute Return Currency	2,445,506	770,014	(210,861)	3,004,659	-	$1,783,261	($106,539)	$29,625,939
Active Bond	2,527,734	538,845	(157,138)	2,909,441	$778,612	139,508	(58,326)	30,316,379
All Cap Value	764,524	136,945	(901,469)	-	57,829	1,595,088	1,649,058	-
Alpha Opportunities	1,808,854	587,057	(74,860)	2,321,051	140,577	3,258,203	(60,417)	30,568,244
Asia Total Return Bond	963,690	37,170	-	1,000,860	319,174	19,813	-	9,498,163
Blue Chip Growth	866,213	97,238	(88,404)	875,047	-	626,840	570,954	29,856,613
Capital Appreciation	1,405,298	224,166	(138,655)	1,490,809	25,953	1,281,130	441,982	25,433,196
Capital Appreciation Value	3,926,251	710,349	(88,653)	4,547,947	694,601	6,095,107	88,516	56,349,069
China Emerging Leaders	1,120,420	39,391	(272,777)	887,034	49,601	287,197	(390,938)	8,116,365
Disciplined Value	492,748	69,300	(27,819)	534,229	79,660	432,212	17,326	9,952,687
Emerging Markets	5,889,564	238,867	(1,787,735)	4,340,696	842,521	-	181,748	46,185,008
Emerging Markets Debt	492,330	289,673	(62,038)	719,965	206,418	22,308	3,638	7,314,847
Equity-Income	961,818	170,819	(77,352)	1,055,285	455,737	130,318	24,496	22,044,908
Financial Industries	612,740	472,335	(58,524)	1,026,551	120,486	-	33,112	17,102,332
Floating Rate Income	4,809,405	1,076,794	(178,608)	5,707,591	1,681,959	127,742	(16,648)	53,651,355
Fundamental Global Franchise	879,918	168,067	(68,496)	979,489	113,370	525,898	28,913	12,958,640
Fundamental Large Cap Value	1,078,497	336,535	(128,265)	1,286,767	189,438	1,457,356	4,464	17,461,424
Fundamental Value	802,654	5,733	(14,033)	794,354	119,761	-	65,534	17,301,026
Global Absolute Return Strategies	1,191,746	18,684	-	1,210,430	205,898	-	-	13,520,506
Global Bond	609,449	113,533	(36,276)	686,706	-	-	813	8,576,958
Global Equity	931,648	128,442	(54,676)	1,005,414	81,873	51,728	17,870	11,672,852
Global Income	1,642,755	381,340	(109,076)	1,915,019	772,541	125,078	(71,342)	19,743,845
Global Real Estate	909,764	176,551	(76,394)	1,009,921	334,391	-	7,766	9,180,184
Global Shareholder Yield	1,744,819	205,153	(212,383)	1,737,589	366,132	710,209	262,088	21,615,608
Global Short Duration Credit Fund	—	303,197	(11,545)	291,652	95,103	-	(569)	2,942,772
Health Sciences	859,473	175,837	-	1,035,310	-	2,966,376	-	18,801,235
High Yield	2,017,171	404,817	(236,590)	2,185,398	978,968	-	(16,075)	20,979,819
International Core	302,158	34,584	(23,297)	313,445	340,979	-	36,631	11,349,861
International Growth Opportunities	—	380,395	-	380,395	35,480	49,200	-	5,393,999
International Growth Stock	646,714	76,878	(40,690)	682,902	140,985	-	13,095	9,574,291
International Small Cap	924,758	96,124	(56,135)	964,747	258,628	-	18,984	18,812,565
International Small Company	1,725,299	141,401	(140,777)	1,725,923	230,069	-	76,743	18,812,565
International Value	1,079,122	390,154	-	1,469,276	378,852	-	-	26,593,897
International Value Equity	545,118	99,829	(41,065)	603,882	78,520	216,194	4,294	5,845,574
Mid Cap Stock	1,028,576	312,222	(103,715)	1,237,083	349	2,866,125	(21,138)	26,708,625
Mid Value	951,630	310,379	(48,251)	1,213,758	102,273	612,849	17,196	21,119,397
Mutual Shares	470,877	46,549	-	517,426	111,128	459,598	-	7,466,455
Natural Resources	1,361,540	148,055	(306,909)	1,202,686	145,058	-	(118,715)	22,237,663
Real Estate Equity	620,896	98,941	(68,930)	650,907	104,615	-	20,033	7,251,099
Real Return Bond	664,055	147,043	(53,747)	757,351	72,494	-	(70,357)	8,989,759
Redwood	931,309	176,449	(21,404)	1,086,354	-	211,644	(3,292)	12,427,887
Science & Technology	2,389,547	417,307	(206,837)	2,600,017	28,282	629,316	54,240	34,632,222
Short Duration Credit Opportunities	1,996,003	425,547	(105,735)	2,315,815	607,715	270,131	(27,666)	23,806,576
Small Cap Growth	312,415	90,257	(37,635)	365,037	-	341,188	7,095	3,821,936
Small Company Growth	161,691	26,997	(13,138)	175,550	-	147,016	10,020	3,532,066
Small Company Value	192,228	60,431	(14,112)	238,547	14,596	41,941	9,242	8,878,719
Spectrum Income	1,744,830	344,172	(110,414)	1,978,588	469,767	506,092	(16,331)	22,219,542
Strategic Equity Allocation	31,998,812	2,778,453	(1,227,862)	33,549,403	6,309,890	6,477,811	1,189,847	453,923,424
Strategic Growth	1,342,558	157,589	(96,169)	1,403,978	75,212	699,718	178,688	22,154,766
Strategic Income Opportunities	2,702,785	505,380	(113,252)	3,094,913	1,128,092	350,107	(43,752)	34,013,095
Total Return	1,857,871	433,366	(120,635)	2,170,602	363,266	380,954	(89,243)	30,323,309
U.S. Equity	1,806,451	357,215	(200,554)	1,963,112	464,524	2,482,235	488,958	26,305,705
U.S. High Yield Bond	1,491,866	355,088	(185,348)	1,661,606	943,892	378,846	(63,331)	20,986,084
Value	598,779	150,490	(28,388)	720,881	36,077	427,433	2,047	8,744,281

					$21,151,346	$39,183,770	$4,350,712	$1,446,695,336

38

					DIVIDENDS AND DISTRIBUTIONS

					INCOME	CAPITAL GAINS
	BEGINNING SHARE	SHARES		ENDING SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED GAIN
Portfolio	AMOUNT	PURCHASED	SHARES SOLD	AMOUNT	RECEIVED	RECEIVED	(LOSS)	ENDING VALUE

Retirement Living through 2020
Absolute Return Currency	2,301,293	611,271	(158,821)	2,753,743	-	$1,655,425	($76,209)	$27,151,909
Active Bond	4,311,070	748,508	(221,585)	4,837,993	$1,304,423	234,108	(85,319)	50,411,882
All Cap Value	553,945	99,224	(653,169)	-	41,900	1,155,739	1,241,389	-
Alpha Opportunities	820,552	317,253	(66,704)	1,071,101	65,985	1,529,362	(24,395)	14,106,395
Asia Total Return Bond	1,246,506	48,078	-	1,294,584	412,843	25,628	-	12,285,603
Blue Chip Growth	600,895	70,063	(81,190)	589,768	-	426,451	703,929	20,122,884
Capital Appreciation	973,398	160,410	(130,533)	1,003,275	17,586	868,120	532,882	17,115,872
Capital Appreciation Value	3,368,588	550,038	(97,326)	3,821,300	590,636	5,182,813	188,502	47,345,903
China Emerging Leaders	792,742	27,871	(193,453)	627,160	35,095	203,204	(282,400)	5,738,512
Disciplined Value	354,159	41,310	(22,410)	373,059	56,964	309,067	18,799	6,950,082
Emerging Markets	4,303,330	139,651	(1,586,169)	2,856,812	555,089	-	428,295	30,396,483
Emerging Markets Debt	539,519	204,180	(11,677)	732,022	218,303	23,612	(42)	7,437,346
Equity-Income	701,325	106,117	(50,808)	756,634	331,117	94,683	19,242	15,806,089
Financial Industries	491,762	284,860	(50,203)	726,419	87,235	-	22,045	12,102,133
Floating Rate Income	6,176,996	1,041,875	(120,967)	7,097,904	2,116,389	160,314	(12,587)	66,720,295
Fundamental Global Franchise	743,248	112,065	(50,800)	804,513	94,717	439,370	26,090	10,643,703
Fundamental Large Cap Value	766,820	223,305	(89,375)	900,750	133,923	1,030,279	9,647	12,223,171
Fundamental Value	351,106	2,474	(6,706)	346,874	51,685	-	69,177	7,554,919
Global Absolute Return Strategies	1,196,882	18,765	-	1,215,647	206,785	-	-	13,578,777
Global Bond	977,627	146,896	(57,933)	1,066,590	-	-	2,115	13,321,713
Global Equity	844,019	62,017	(46,425)	859,611	70,847	44,762	17,989	9,980,084
Global Income	1,838,379	362,311	(92,489)	2,108,201	858,753	139,126	(58,394)	21,735,557
Global Real Estate	925,611	132,128	(80,814)	976,925	330,456	-	15,266	8,880,249
Global Shareholder Yield	1,508,165	148,025	(198,319)	1,457,871	313,953	610,645	277,719	18,135,911
Global Short Duration Credit Fund	—	318,613	(9,016)	309,597	102,447	-	(504)	3,123,837
Health Sciences	742,428	151,892	(71,942)	822,378	-	2,562,409	113,011	14,934,379
High Yield	2,398,330	340,738	(224,516)	2,514,552	1,136,825	-	(5,525)	24,139,697
International Core	231,429	21,359	(22,721)	230,067	261,163	-	52,024	8,330,713
International Growth Opportunities	—	266,682	-	266,682	24,365	33,786	-	3,781,547
International Growth Stock	506,418	42,953	(34,979)	514,392	108,312	-	13,373	7,211,772
International Small Cap	675,069	52,209	(44,530)	682,748	187,993	-	19,911	13,313,582
International Small Company	1,261,753	91,277	(131,601)	1,221,429	168,255	-	88,319	13,313,582
International Value	829,337	271,313	-	1,100,650	284,334	-	-	19,921,759
International Value Equity	418,761	57,041	(30,593)	445,209	59,353	163,419	8,531	4,309,624
Mid Cap Stock	683,375	191,613	(87,825)	787,163	224	1,839,209	13,079	16,994,853
Mid Value	759,356	119,222	(59,125)	819,453	70,008	419,508	26,389	14,258,480
Mutual Shares	336,580	29,947	-	366,527	78,719	325,563	-	5,288,979
Natural Resources	1,011,098	98,697	(109,845)	999,950	121,799	-	(60,418)	18,489,080
Real Estate Equity	557,576	66,436	(69,854)	554,158	90,650	-	29,704	6,173,323
Real Return Bond	1,046,494	128,980	(229,622)	945,852	108,580	-	(82,336)	11,227,266
Redwood	793,409	118,652	(11,229)	900,832	-	176,954	(1,662)	10,305,516
Science & Technology	1,893,568	227,945	(172,633)	1,948,880	21,475	477,842	86,349	25,959,076
Short Duration Credit Opportunities	2,792,222	448,676	(96,696)	3,144,202	835,598	370,120	(24,466)	32,322,395
Small Cap Growth	452,469	133,305	(69,753)	516,021	-	489,423	41,941	5,402,738
Small Company Value	142,008	41,350	(12,312)	171,046	10,635	30,560	9,228	6,366,335
Spectrum Income	2,505,931	379,250	(125,544)	2,759,637	660,288	712,341	(18,173)	30,990,721
Strategic Equity Allocation	23,809,567	1,791,464	(1,347,295)	24,253,736	4,645,612	4,769,242	1,607,823	328,153,049
Strategic Growth	916,431	108,213	(93,530)	931,114	50,918	473,708	157,324	14,692,978
Strategic Income Opportunities	3,784,456	560,292	(112,287)	4,232,461	1,558,421	483,175	(39,087)	46,514,746
Total Return	3,167,960	603,568	(162,122)	3,609,406	609,381	639,279	(124,798)	50,423,405
U.S. Equity	1,563,644	293,087	(193,563)	1,663,168	400,385	2,139,503	439,322	22,286,449
U.S. High Yield Bond	1,773,765	311,634	(174,586)	1,910,813	1,095,976	440,311	(55,569)	24,133,562
Value	356,425	101,132	(22,401)	435,156	22,083	261,643	2,684	5,278,448

					$20,608,483	$30,940,703	$5,330,214	$1,237,387,363

39

					DIVIDENDS AND DISTRIBUTIONS

					INCOME	CAPITAL GAINS
	BEGINNING SHARE	SHARES		ENDING SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED GAIN
Portfolio	AMOUNT	PURCHASED	SHARES SOLD	AMOUNT	RECEIVED	RECEIVED	(LOSS)	ENDING VALUE

Retirement Living through 2015
Absolute Return Currency	1,468,425	276,074	(141,756)	1,602,743	-	$1,014,996	($57,250)	$15,803,050
Active Bond	4,003,849	586,059	(304,979)	4,284,929	$1,204,472	220,483	(74,918)	44,648,961
All Cap Value	310,949	55,698	(366,647)	-	23,520	648,757	610,323	-
Alpha Opportunities	268,655	53,024	(44,728)	276,951	18,062	418,624	22,696	3,647,442
Asia Total Return Bond	861,942	33,245	-	895,187	285,475	17,722	-	8,495,329
Blue Chip Growth	316,413	35,423	(68,374)	283,462	-	216,903	199,239	9,671,722
Capital Appreciation	516,430	79,937	(111,038)	485,329	9,006	444,567	121,041	8,279,720
Capital Appreciation Value	2,161,988	368,932	(157,722)	2,373,198	389,094	3,414,290	34,440	29,403,917
China Emerging Leaders	360,451	12,672	(87,614)	285,509	15,957	92,394	(127,130)	2,612,410
Disciplined Value	196,542	20,342	(26,409)	190,475	30,374	164,801	17,440	3,548,549
Emerging Markets	1,966,994	67,589	(712,764)	1,321,819	254,681	-	556,501	14,064,145
Emerging Markets Debt	393,559	119,522	(37,690)	475,391	156,577	17,102	(2,726)	4,829,969
Equity-Income	391,419	109,427	(58,562)	442,284	205,756	58,836	23,432	9,239,322
Floating Rate Income	4,864,696	410,064	(196,500)	5,078,260	1,584,018	121,759	(20,942)	47,735,646
Fundamental Global Franchise	452,622	66,496	(75,676)	443,442	55,268	256,375	86,988	5,866,734
Fundamental Large Cap Value	352,114	184,666	(73,791)	462,989	73,752	567,378	(15,164)	6,282,766
Fundamental Value	113,237	814	-	114,051	16,993	-	-	2,484,022
Global Absolute Return Strategies	837,015	13,122	-	850,137	144,611	-	-	9,496,034
Global Bond	892,107	57,850	(66,968)	882,989	-	-	8,399	11,028,533
Global Equity	444,055	29,975	(62,821)	411,209	36,244	22,899	33,939	4,774,138
Global Income	1,314,114	154,440	(108,735)	1,359,819	579,930	95,372	(60,565)	14,019,732
Global Real Estate	514,976	67,687	(78,914)	503,749	179,673	-	17,009	4,579,081
Global Shareholder Yield	1,003,944	112,746	(174,746)	941,944	209,709	414,022	217,655	11,717,781
Global Short Duration Credit Fund	—	181,463	(10,254)	171,209	58,617	-	(328)	1,727,501
Health Sciences	335,010	58,346	(85,525)	307,831	-	984,304	498,220	5,590,212
High Yield	1,742,884	149,874	(194,773)	1,697,985	804,481	-	17,415	16,300,655
International Core	122,198	11,936	(24,024)	110,110	137,898	-	73,741	3,987,087
International Growth Opportunities	—	119,948	-	119,948	11,148	15,458	-	1,700,869
International Growth Stock	260,350	17,116	(38,405)	239,061	55,233	-	41,518	3,351,637
International Small Cap	348,104	22,192	(50,306)	319,990	96,940	-	72,680	6,239,799
International Small Company	657,390	52,612	(112,515)	597,487	87,663	-	128,297	6,512,607
International Value	438,259	121,952	-	560,211	145,269	-	-	10,139,811
International Value Equity	213,476	21,746	(29,277)	205,945	29,680	81,718	14,354	1,993,544
Mid Cap Stock	320,968	75,490	(57,786)	338,672	102	837,697	12,072	7,311,934
Mid Value	326,012	69,817	(47,781)	348,048	31,375	188,007	20,478	6,056,041
Mutual Shares	190,975	16,180	(19,091)	188,064	42,529	175,889	9,006	2,713,757
Natural Resources	527,026	59,523	(86,081)	500,468	63,883	-	(5,646)	9,253,653
Real Estate Equity	330,601	37,645	(62,133)	306,113	52,680	-	33,630	3,410,099
Real Return Bond	789,267	84,948	(231,330)	642,885	82,614	-	(45,718)	7,631,048
Redwood	490,481	30,216	(16,754)	503,943	-	104,275	279	5,765,113
Short Duration Credit Opportunities	2,276,744	249,386	(188,841)	2,337,289	652,553	291,412	(30,288)	24,027,328
Small Cap Growth	206,852	54,522	(46,736)	214,638	-	214,741	67,209	2,247,255
Small Company Value	63,755	18,394	(9,806)	72,343	4,742	13,626	8,611	2,692,614
Spectrum Income	2,098,230	227,162	(272,143)	2,053,249	532,864	564,429	34,373	23,057,987
Strategic Equity Allocation	12,060,722	937,854	(1,796,918)	11,201,658	2,271,369	2,331,815	2,844,273	151,558,428
Strategic Growth	405,472	45,076	(78,765)	371,783	21,330	198,438	152,126	5,866,734
Strategic Income Opportunities	2,448,691	274,314	(240,948)	2,482,057	963,917	300,511	(23,352)	27,277,810
Total Return	2,953,500	437,719	(195,652)	3,195,567	560,148	602,075	(96,780)	44,642,077
U.S. Equity	1,105,931	205,318	(159,145)	1,152,104	293,613	1,568,952	217,642	15,438,199
U.S. High Yield Bond	1,297,185	135,490	(142,372)	1,290,303	774,588	312,345	(20,848)	16,296,526
Value	182,253	46,510	(26,247)	202,516	10,825	128,251	1,219	2,456,514

					$13,259,233	$17,121,223	$5,614,590	$687,475,842

40

					DIVIDENDS AND DISTRIBUTIONS

					INCOME	CAPITAL GAINS
	BEGINNING SHARE	SHARES		ENDING SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED GAIN
Portfolio	AMOUNT	PURCHASED	SHARES SOLD	AMOUNT	RECEIVED	RECEIVED	(LOSS)	ENDING VALUE

Retirement Living through 2010
Absolute Return Currency	911,894	202,432	(149,354)	964,971	-	$620,344	($15,233)	$9,514,615
Active Bond	3,554,796	461,072	(538,265)	3,477,603	$1,016,906	182,231	(8,960)	36,236,625
All Cap Value	158,832	28,450	(187,282)	-	12,014	331,383	297,728	-
Alpha Opportunities	115,760	30,294	(35,030)	111,024	7,347	170,290	4,584	1,462,182
Asia Total Return Bond	604,555	23,317	-	627,872	200,228	12,430	-	5,958,509
Blue Chip Growth	144,761	27,030	(48,121)	123,670	-	96,061	113,149	4,219,620
Capital Appreciation	233,942	50,653	(74,716)	209,879	3,952	195,084	65,464	3,580,537
Capital Appreciation Value	1,146,913	287,903	(184,055)	1,250,761	205,645	1,804,525	38,988	15,496,934
China Emerging Leaders	144,005	5,064	(35,304)	113,765	6,375	36,913	(48,933)	1,040,948
Disciplined Value	101,758	17,395	(25,350)	93,803	15,352	83,297	9,341	1,747,544
Emerging Markets	848,354	19,870	(348,914)	519,310	100,037	-	278,370	5,525,455
Emerging Markets Debt	224,617	128,033	(35,551)	317,099	108,021	12,167	(3,565)	3,221,731
Equity-Income	197,276	37,521	(46,167)	188,630	88,465	25,297	15,920	3,940,475
Floating Rate Income	3,529,483	383,181	(339,075)	3,573,589	1,132,177	87,075	(21,718)	33,591,734
Fundamental Global Franchise	242,666	52,821	(68,408)	227,079	28,719	133,219	61,342	3,004,249
Fundamental Large Cap Value	172,563	148,230	(62,641)	258,152	41,093	316,129	(20,353)	3,503,128
Fundamental Value	42,653	306	-	42,959	6,401	-	-	935,654
Global Absolute Return Strategies	585,574	9,181	-	594,755	101,170	-	-	6,643,412
Global Bond	714,650	77,023	(107,049)	684,624	-	-	21,142	8,550,950
Global Equity	275,471	37,851	(73,694)	239,628	21,432	13,541	32,209	2,782,080
Global Income	839,153	141,127	(112,661)	867,619	374,603	62,088	(8,314)	8,945,156
Global Real Estate	266,969	48,048	(70,913)	244,104	88,508	-	66,836	2,218,908
Global Shareholder Yield	544,448	97,048	(153,769)	487,727	111,315	220,473	173,834	6,067,319
Global Short Duration Credit Fund	—	134,351	(14,262)	120,089	41,679	-	(429)	1,211,698
Health Sciences	79,378	11,701	(30,377)	60,702	-	197,410	211,356	1,102,356
High Yield	1,195,867	135,301	(206,585)	1,124,583	542,271	-	60,096	10,796,001
International Core	63,536	10,515	(20,378)	53,673	71,699	-	61,273	1,943,482
International Growth Opportunities	—	52,132	-	52,132	4,914	6,814	-	739,233
International Growth Stock	137,602	19,059	(30,540)	126,121	29,192	-	24,261	1,768,211
International Small Cap	172,184	22,150	(38,843)	155,491	47,950	-	41,152	3,032,070
International Small Company	319,831	45,042	(75,763)	289,110	42,649	-	66,210	3,151,302
International Value	231,984	55,164	-	287,148	74,932	-	-	5,197,384
International Value Equity	122,048	22,123	(34,629)	109,542	16,968	46,720	13,948	1,060,370
Mid Cap Stock	157,428	48,087	(48,159)	157,356	48	394,951	13,170	3,397,317
Mid Value	218,595	65,739	(55,249)	229,085	20,957	125,580	17,286	3,986,081
Mutual Shares	96,591	7,984	(12,996)	91,579	20,989	86,804	4,805	1,321,488
Natural Resources	273,882	47,600	(73,784)	247,698	32,199	-	1,505	4,579,940
Real Estate Equity	205,052	38,575	(65,171)	178,456	31,220	-	97,804	1,987,995
Real Return Bond	487,023	67,286	(127,033)	427,276	50,969	-	(84,176)	5,071,762
Redwood	300,372	26,982	(29,691)	297,663	-	62,631	8,571	3,405,266
Short Duration Credit Opportunities	1,539,664	149,107	(184,935)	1,503,836	426,594	191,213	7,093	15,459,436
Small Cap Growth	82,094	27,253	(27,923)	81,424	-	82,814	23,894	852,509
Small Company Value	25,303	11,280	(7,847)	28,736	1,915	5,503	10,949	1,069,542
Spectrum Income	1,415,712	168,001	(278,144)	1,305,569	345,613	365,220	74,463	14,661,541
Strategic Equity Allocation	6,080,526	918,817	(1,606,408)	5,392,935	1,109,642	1,139,172	2,167,250	72,966,407
Strategic Growth	174,379	33,214	(53,377)	154,216	9,026	83,967	125,131	2,433,525
Strategic Income Opportunities	1,662,476	180,766	(237,311)	1,605,931	632,793	198,053	60,068	17,649,184
Total Return	2,616,725	362,794	(385,630)	2,593,889	480,459	497,619	(22,060)	36,236,625
U.S. Equity	606,742	155,631	(163,573)	598,800	154,852	827,469	200,250	8,023,916
U.S. High Yield Bond	890,837	124,169	(153,541)	861,465	525,415	211,094	(5,218)	10,880,302

					$8,384,705	$8,925,581	$4,230,483	$402,172,708

For additional information on the portfolios' significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

41

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Retirement Living through Portfolios.

LC0Q3 5/14
7/14

John Hancock
Retirement Choices Portfolios

Quarterly portfolio holdings 5/31/2014

John Hancock
INVESTMENTS

Retirement Choices at 2055 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.5%

EQUITY - 70.6%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	43,778	$592,321

FIXED INCOME - 0.9%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	745	7,320

UNAFFILIATED INVESTMENT COMPANIES - 27.4%

EXCHANGE-TRADED FUNDS - 27.4%
Financial Select Sector SPDR
Fund	267	5,951
iShares iBoxx Investment Grade
Corporate Bond Fund	33	3,946
PowerShares Senior Loan
Portfolio	655	16,264
SPDR Barclays Capital High Yield
Bond ETF	1,076	44,686
Vanguard Dividend Appreciation
ETF	456	35,208
Vanguard Energy ETF	38	5,190
Vanguard FTSE Emerging Markets
ETF	458	19,328
Vanguard Health Care ETF	65	7,053
Vanguard Information Technology
ETF	124	11,637
Vanguard Intermediate-Term
Corporate Bond ETF	201	17,419
Vanguard Materials ETF	16	1,747
Vanguard REIT ETF	70	5,228
Vanguard Total Bond Market ETF	687	56,561

Total investments (Cost $807,831) - 98.9%		$829,859

Other assets and liabilities, net - 1.1%		9,002

TOTAL NET ASSETS - 100.0%		$838,861

Percentages are based upon net assets.

1

Retirement Choices at 2050 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 70.5%

EQUITY - 69.6%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	18,028,072	$243,919,814

FIXED INCOME - 0.9%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	312,010	3,067,054

UNAFFILIATED INVESTMENT COMPANIES - 29.4%

EXCHANGE-TRADED FUNDS - 29.4%
Financial Select Sector SPDR
Fund	113,120	2,521,445
iShares iBoxx Investment Grade
Corporate Bond Fund	14,577	1,743,263
PowerShares Senior Loan
Portfolio	281,251	6,983,462
SPDR Barclays Capital High Yield
Bond ETF	461,905	19,182,915
Vanguard Dividend Appreciation
ETF	193,195	14,916,586
Vanguard Energy ETF	16,452	2,247,014
Vanguard FTSE Emerging Markets
ETF	305,125	12,876,275
Vanguard Health Care ETF	27,685	3,003,823
Vanguard Information Technology
Index ETF	53,441	5,015,438
Vanguard Intermediate-Term
Corporate Bond ETF	86,429	7,489,937
Vanguard Materials ETF	6,874	750,641
Vanguard REIT ETF	29,564	2,208,135
Vanguard Total Bond Market ETF	295,094	24,295,089

Total investments (Cost $303,674,315) - 99.9%		$350,220,891

Other assets and liabilities, net - 0.1%		335,786

TOTAL NET ASSETS - 100.0%		$350,556,677

Percentages are based upon net assets.

2

Retirement Choices at 2045 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 70.1%

EQUITY - 69.5%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	24,495,655	$331,426,208

FIXED INCOME - 0.7%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	318,369	3,129,568

UNAFFILIATED INVESTMENT COMPANIES - 29.8%

EXCHANGE-TRADED FUNDS - 29.8%
Financial Select Sector SPDR
Fund	153,920	3,430,877
iShares iBoxx Investment Grade
Corporate Bond Fund	29,790	3,562,586
PowerShares Senior Loan
Portfolio	382,507	9,497,649
SPDR Barclays Capital High Yield
Bond ETF	628,864	26,116,722
SPDR Barclays Capital Short Term
Corporate Bond ETF	76,867	2,370,963
Vanguard Dividend Appreciation
ETF	262,992	20,305,612
Vanguard Energy ETF	22,396	3,058,846
Vanguard FTSE Emerging Markets
ETF	426,856	18,013,323
Vanguard Health Care ETF	37,973	4,120,071
Vanguard Information Technology
Index ETF	73,378	6,886,525
Vanguard Intermediate-Term Bond
ETF	36,612	3,108,725
Vanguard Intermediate-Term
Corporate Bond ETF	112,095	9,714,153
Vanguard Materials ETF	9,353	1,021,348
Vanguard REIT ETF	40,668	3,037,493
Vanguard Total Bond Market ETF	338,691	27,884,430

Total investments (Cost $403,838,597) - 99.9%		$476,685,099

Other assets and liabilities, net - 0.1%		451,078

TOTAL NET ASSETS - 100.0%		$477,136,177

Percentages are based upon net assets.

3

Retirement Choices at 2040 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 68.9%

EQUITY - 68.3%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	32,338,599	$437,541,240

FIXED INCOME - 0.6%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	360,209	3,540,857

UNAFFILIATED INVESTMENT COMPANIES - 31.0%

EXCHANGE-TRADED FUNDS - 31.0%
Financial Select Sector SPDR
Fund	209,312	4,665,564
iShares iBoxx Investment Grade
Corporate Bond Fund	42,571	5,091,066
PowerShares Senior Loan
Portfolio	514,367	12,771,733
SPDR Barclays Capital High Yield
Bond ETF	784,795	32,592,536
SPDR Barclays Capital Short Term
Corporate Bond ETF	262,549	8,098,324
Vanguard Dividend Appreciation
ETF	357,330	27,589,449
Vanguard Energy ETF	30,432	4,156,403
Vanguard FTSE Emerging Markets
ETF	581,191	24,526,260
Vanguard Health Care ETF	51,166	5,551,511
Vanguard Information Technology
Index ETF	97,824	9,180,782
Vanguard Intermediate-Term Bond
ETF	137,745	11,695,928
Vanguard Intermediate-Term
Corporate Bond ETF	141,892	12,296,361
Vanguard Materials ETF	12,709	1,387,823
Vanguard REIT ETF	54,658	4,082,406
Vanguard Total Bond Market ETF	425,881	35,062,783

Total investments (Cost $541,884,908) -

99.9%		$639,831,026

Other assets and liabilities, net - 0.1%		468,475

TOTAL NET ASSETS - 100.0%		$640,299,501

Percentages are based upon net assets.

4

Retirement Choices at 2035 Portfolio

As of 5-31-14 (Unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 65.3%

EQUITY - 64.3%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	42,659,671	$577,185,350

FIXED INCOME - 1.0%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	903,675	8,883,129

UNAFFILIATED INVESTMENT COMPANIES - 34.5%

EXCHANGE-TRADED FUNDS - 34.5%
Financial Select Sector SPDR
Fund	271,329	6,047,923
iShares iBoxx Investment Grade
Corporate Bond Fund	70,914	8,480,605
PowerShares Senior Loan
Portfolio	718,720	17,845,818
SPDR Barclays Capital High Yield
Bond ETF	1,000,000	41,530,000
SPDR Barclays Capital Short Term
Corporate Bond ETF	837,704	25,838,980
Vanguard Dividend Appreciation
ETF	461,223	35,611,028
Vanguard Energy ETF	39,415	5,383,301
Vanguard FTSE Emerging Markets
ETF	790,869	33,374,672
Vanguard Health Care ETF	66,365	7,200,603
Vanguard Information Technology
Index ETF	127,535	11,969,160
Vanguard Intermediate-Term Bond
ETF	243,799	20,700,973
Vanguard Intermediate-Term
Corporate Bond ETF	385,303	33,390,358
Vanguard Materials ETF	16,508	1,802,674
Vanguard REIT ETF	70,805	5,288,425
Vanguard Short-Term Corporate
Bond ETF	27,645	2,225,146
Vanguard Total Bond Market ETF	640,272	52,713,594

Total investments (Cost $762,435,695) - 99.8%		$895,471,739

Other assets and liabilities, net - 0.2%		1,537,187

TOTAL NET ASSETS - 100.0%		$897,008,926

Percentages are based upon net assets.

5

Retirement Choices at 2030 Portfolio
As of 5-31-14 (Unaudited)

Retirement Choices at 2030 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 58.1%

EQUITY - 57.2%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	47,428,881	$641,712,766

FIXED INCOME - 0.9%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	1,088,937	10,704,255

UNAFFILIATED INVESTMENT COMPANIES - 41.6%

EXCHANGE-TRADED FUNDS - 41.6%

Financial Select Sector SPDR Fund	293,759	6,547,888
iShares iBoxx Investment Grade
Corporate Bond Fund	139,862	16,726,097

PowerShares Senior Loan Portfolio	892,702	22,165,791
SPDR Barclays Capital High Yield
Bond ETF	1,126,960	46,802,649
SPDR Barclays Capital Short Term
Corporate Bond ETF	849,164	26,192,463
Vanguard Dividend Appreciation
ETF	565,927	43,695,224
Vanguard Energy ETF	42,623	5,821,449
Vanguard FTSE Emerging Markets
ETF	880,344	37,150,517
Vanguard Health Care ETF	71,744	7,784,224
Vanguard Information Technology
Index ETF	137,340	12,889,359
Vanguard Intermediate-Term Bond
ETF	487,402	41,385,304
Vanguard Intermediate-Term
Corporate Bond ETF	598,466	51,863,064
Vanguard Materials ETF	17,767	1,940,156
Vanguard REIT ETF	76,525	5,715,652
Vanguard Short-Term Bond ETF	365,849	29,432,552
Vanguard Short-Term Corporate
Bond ETF	325,214	26,176,475
Vanguard Total Bond Market ETF	1,028,240	84,654,999

Total investments (Cost $968,957,869) - 99.7%		$1,119,360,884

Other assets and liabilities, net - 0.3%		3,156,713

TOTAL NET ASSETS - 100.0%		$1,122,517,597

Percentages are based upon net assets.

6

Retirement Choices at 2025 Portfolio
As of 5-31-14 (Unaudited)

Retirement Choices at 2025 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 45.1%

EQUITY - 43.6%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	39,153,099	$529,741,430

FIXED INCOME - 1.5%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	1,890,869	18,587,238

UNAFFILIATED INVESTMENT COMPANIES - 54.7%

EXCHANGE-TRADED FUNDS - 54.7%
Financial Select Sector SPDR
Fund	256,364	5,714,354
iShares iBoxx Investment Grade
Corporate Bond Fund	201,912	24,146,656
PowerShares Senior Loan
Portfolio	973,288	24,166,741
SPDR Barclays Capital High Yield
Bond ETF	1,094,289	45,445,822
SPDR Barclays Capital Short Term
Corporate Bond ETF	1,496,065	46,146,124
Vanguard Dividend Appreciation
ETF	569,758	43,991,015
Vanguard Energy ETF	37,132	5,071,489
Vanguard FTSE Emerging Markets
ETF	757,628	31,971,902
Vanguard Health Care ETF	62,498	6,781,033
Vanguard Information Technology
Index ETF	118,882	11,157,076
Vanguard Intermediate-Term Bond
ETF	580,347	49,277,264
Vanguard Intermediate-Term
Corporate Bond ETF	1,167,737	101,196,088
Vanguard Materials ETF	15,474	1,689,761
Vanguard REIT ETF	67,021	5,005,798
Vanguard Short-Term Bond ETF	857,517	68,987,243
Vanguard Short-Term Corporate
Bond ETF	572,670	46,094,208
Vanguard Total Bond Market ETF	1,794,116	147,709,570

Total investments (Cost $1,075,658,054) - 99.8%		$1,212,880,812

Other assets and liabilities, net - 0.2%		2,481,142

TOTAL NET ASSETS - 100.0%		$1,215,361,954

Percentages are based upon net assets.

7

Retirement Choices at 2020 Portfolio
As of 5-31-14 (Unaudited)

Retirement Choices at 2020 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 29.0%

EQUITY - 27.5%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	18,624,133	$251,984,518

FIXED INCOME - 1.5%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	1,417,918	13,938,132

UNAFFILIATED INVESTMENT COMPANIES - 70.6%

EXCHANGE-TRADED FUNDS - 70.6%
Financial Select Sector SPDR
Fund	111,461	2,484,466
iShares Barclays TIPS Bond Fund	79,924	9,238,415
iShares iBoxx Investment Grade
Corporate Bond Fund	200,040	23,922,784
PowerShares Senior Loan
Portfolio	734,596	18,240,019
SPDR Barclays Capital High Yield
Bond ETF	688,435	28,590,706
SPDR Barclays Capital Short Term
Corporate Bond ETF	1,894,140	58,424,748
Vanguard Dividend Appreciation
ETF	324,825	25,079,738
Vanguard Energy ETF	16,157	2,206,723
Vanguard FTSE Emerging Markets
ETF	378,562	15,975,316
Vanguard Health Care ETF	27,236	2,955,106
Vanguard Information Technology
Index ETF	52,764	4,951,901
Vanguard Intermediate-Term Bond
ETF	652,418	55,396,812
Vanguard Intermediate-Term
Corporate Bond ETF	989,652	85,763,242
Vanguard Materials ETF	6,743	736,336
Vanguard REIT ETF	28,878	2,156,898
Vanguard Short-Term Bond ETF	972,658	78,250,336
Vanguard Short-Term Corporate
Bond ETF	838,141	67,461,969
Vanguard Total Bond Market ETF	2,017,651	166,113,207

Total investments (Cost $844,169,281) - 99.6%		$913,871,372

Other assets and liabilities, net - 0.4%		3,484,387

TOTAL NET ASSETS - 100.0%		$917,355,759

Percentages are based upon net assets.

8

Retirement Choices at 2015 Portfolio
As of 5-31-14 (Unaudited)

Retirement Choices at 2015 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 12.7%

EQUITY - 10.6%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	3,425,520	$46,347,289

FIXED INCOME - 2.1%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	936,688	9,207,645

UNAFFILIATED INVESTMENT COMPANIES - 87.0%

EXCHANGE-TRADED FUNDS - 87.0%
Financial Select Sector SPDR
Fund	38,695	862,512
iShares Barclays TIPS Bond Fund	69,305	8,010,963
iShares iBoxx Investment Grade
Corporate Bond Fund	250,960	30,012,306
PowerShares Senior Loan
Portfolio	352,597	8,754,984
SPDR Barclays Capital High Yield
Bond ETF	376,635	15,641,652
SPDR Barclays Capital Short Term
Corporate Bond ETF	1,806,883	55,733,306
Vanguard Dividend Appreciation
ETF	93,555	7,223,382
Vanguard Energy ETF	4,025	549,735
Vanguard FTSE Emerging Markets
ETF	66,813	2,819,509
Vanguard Health Care ETF	5,052	548,142
Vanguard Information Technology
Index ETF	9,797	919,448
Vanguard Intermediate-Term Bond
ETF	215,730	18,317,634
Vanguard Intermediate-Term
Corporate Bond ETF	330,516	28,642,517
Vanguard Short-Term Bond ETF	797,695	64,174,563
Vanguard Short-Term Corporate
Bond ETF	691,418	55,652,235
Vanguard Total Bond Market ETF	1,019,977	83,974,706

Total investments (Cost $422,743,863) - 99.6%		$437,392,528

Other assets and liabilities, net - 0.4%		1,572,865

TOTAL NET ASSETS - 100.0%		$438,965,393

Percentages are based upon net assets.

9

Retirement Choices at 2010 Portfolio
As of 5-31-14 (Unaudited)

Retirement Choices at 2010 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 9.5%

EQUITY - 7.5%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	1,472,281	$19,919,959

FIXED INCOME - 2.0%
Short Term Government Income,
Class NAV (John Hancock1 ) (A)	539,968	5,307,890

UNAFFILIATED INVESTMENT COMPANIES - 90.4%

EXCHANGE-TRADED FUNDS - 90.4%
Financial Select Sector SPDR
Fund	17,892	398,813
iShares Barclays TIPS Bond Fund	57,211	6,613,019
iShares iBoxx Investment Grade
Corporate Bond Fund	55,441	6,630,189
PowerShares Senior Loan
Portfolio	213,187	5,293,433
SPDR Barclays Capital High Yield
Bond ETF	191,636	7,958,643
SPDR Barclays Capital Short Term
Corporate Bond ETF	1,504,632	46,410,374
Vanguard Dividend Appreciation
ETF	60,306	4,656,226
Vanguard Energy ETF	1,843	251,717
Vanguard FTSE Emerging Markets
ETF	15,249	643,508
Vanguard Health Care ETF	2,327	252,480
Vanguard Information Technology
Index ETF	4,516	423,827
Vanguard Intermediate-Term
Corporate Bond ETF	91,730	7,949,322
Vanguard Short-Term Bond ETF	625,998	50,361,539
Vanguard Short-Term Corporate
Bond ETF	576,004	46,362,562
Vanguard Total Bond Market ETF	675,770	55,636,144

Total investments (Cost $258,472,782) - 99.9%		$265,069,645

Other assets and liabilities, net - 0.1%		323,018

TOTAL NET ASSETS - 100.0%		$265,392,663

Percentages are based upon net assets.

Footnote Legend:

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio's subadvisor is shown parenthetically.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

10

Security valuation: Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds: Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

	BEGINNING			ENDING	INCOME	CAPITAL GAINS
	SHARE	SHARES	SHARES	SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED	ENDING
Portfolio	AMOUNT	PURCHASED	SOLD	AMOUNT	RECEIVED	RECEIVED	GAIN (LOSS)	VALUE

Retirement Choices at 2055 Portfolio
Short Term Government Income		754	(9)	745	-	-	-	$7,320
Strategic Equity Allocation		44,192	(414)	43,778	-	-	(28)	592,321

					$0	$0	($28)	$599,641
Retirement Choices at 2050 Portfolio
Short Term Government Income	138,925	174,434	(1,349)	312,010	$22,814	-	($432)	$3,067,054
Strategic Equity Allocation	12,504,423	5,763,206	(239,557)	18,028,072	2,846,549	$2,922,303	498,866	243,919,814

					$2,869,363	$2,922,303	$498,434	$246,986,868
Retirement Choices at 2045 Portfolio
Short Term Government Income	190,791	129,751	(2,173)	318,369	$25,164	-	($608)	$3,129,568
Strategic Equity Allocation	19,161,378	5,557,474	(223,197)	24,495,655	4,159,585	$4,270,281	(22,973)	331,426,208

					$4,184,749	$4,270,281	($23,581)	$334,555,776
Retirement Choices at 2040 Portfolio
Short Term Government Income	249,614	117,320	(6,725)	360,209	$28,597	-	($2,013)	$3,540,857
Strategic Equity Allocation	25,817,992	6,688,507	(167,900)	32,338,599	5,569,887	$5,718,115	(4,816)	437,541,240

					$5,598,484	$5,718,115	($6,829)	$441,082,097
Retirement Choices at 2035 Portfolio
Short Term Government Income	697,879	227,645	(21,849)	903,675	$72,738	-	($6,638)	$8,883,129
Strategic Equity Allocation	35,176,133	8,239,270	(755,732)	42,659,671	7,452,501	$7,650,830	53,148	577,185,350

					$7,525,239	$7,650,830	$46,510	$586,068,479
Retirement Choices at 2030 Portfolio
Short Term Government Income	893,719	244,509	(49,291)	1,088,937	$89,227	$30,824	($14,594)	$10,704,255
Strategic Equity Allocation	39,661,053	8,659,971	(892,143)	47,428,881	8,309,157	8,530,283	86,618	641,712,766

					$8,398,384	$8,561,107	$72,024	$652,417,021

11

	BEGINNING			ENDING	INCOME	CAPITAL GAINS
	SHARE	SHARES	SHARES	SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED	ENDING
Portfolio	AMOUNT	PURCHASED	SOLD	AMOUNT	RECEIVED	RECEIVED	GAIN (LOSS)	VALUE

Retirement Choices at 2025 Portfolio
Short Term Government Income	1,576,001	393,961	(79,093)	1,890,869	$158,139	-	($23,425)	$18,587,238
Strategic Equity Allocation	35,536,898	6,437,277	(2,821,076)	39,153,099	7,087,680	$7,276,300	1,517,719	529,741,430

					$7,245,819	$7,276,300	$1,494,294	$548,328,668
Retirement Choices at 2020 Portfolio
Short Term Government Income	1,232,782	236,402	(51,266)	1,417,918	$123,147	-	($14,442)	$13,938,132
Strategic Equity Allocation	18,809,310	3,357,795	(3,542,972)	18,624,133	3,470,730	$3,563,094	3,357,572	251,984,518

					$3,593,877	$3,563,094	$3,343,130	$265,922,650
Retirement Choices at 2015 Portfolio
Short Term Governemnt Income	872,505	142,598	(78,415)	936,688	$87,797	-	($22,329)	$9,207,645
Strategic Equity Allocation	4,262,592	887,089	(1,724,161)	3,425,520	699,337	$717,948	1,307,925	46,347,289

					$787,134	$717,948	$1,285,596	$55,554,934
Retirement Choices at 2010 Portfolio
Short Term Government Income	483,646	128,586	(72,264)	539,968	$48,928	-	($20,587)	$5,307,890
Strategic Equity Allocation	1,493,345	545,746	(566,810)	1,472,281	290,894	$298,636	87,188	19,919,959

					$339,822	$298,636	$66,601	$25,227,849

Cost of Investment Securities for Federal Income Tax Purposes: The tax cost of investments owned on May 31, 2014, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Retirement Choices at 2055 Portfolio	$807,831	$22,029	($1)	$22,028

Retirement Choices at 2050 Portfolio	303,706,055	46,525,181	(10,345)	46,514,836

Retirement Choices at 2045 Portfolio	403,947,047	72,793,512	(55,460)	72,738,052

Retirement Choices at 2040 Portfolio	542,085,749	97,910,779	(165,502)	97,745,277

Retirement Choices at 2035 Portfolio	762,887,478	133,635,784	(1,051,523)	132,584,261

Retirement Choices at 2030 Portfolio	969,560,958	151,694,460	(1,894,534)	149,799,926

Retirement Choices at 2025 Portfolio	1,076,187,424	139,703,519	(3,010,131)	136,693,388

Retirement Choices at 2020 Portfolio	844,771,738	73,789,366	(4,689,732)	69,099,634

Retirement Choices at 2015 Portfolio	423,679,596	16,075,513	(2,362,581)	13,712,932

Retirement Choices at 2010 Portfolio	259,136,385	6,810,920	(877,660)	5,933,260

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

12

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios.

RCPQ3 5/14
7/14

John Hancock
Retirement Living II Portfolios

Quarterly portfolio holdings 5/31/2014

John Hancock
INVESTMENTS

Retirement Living through II 2055 Portfolio
As of 5-31-14 (Unaudited)

Shares		Value

AFFILIATED INVESTMENT COMPANIES (G) - 63.3%

EQUITY - 63.3%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	19,496	$263,776

UNAFFILIATED INVESTMENT COMPANIES - 36.0%

EXCHANGE-TRADED FUNDS - 36.0%
Financial Select Sector SPDR
Fund	272	6,063
iShares Barclays TIPS Bond Fund	5	578
iShares iBoxx Investment Grade
Corporate Bond Fund	11	1,315
PowerShares Senior Loan
Portfolio	196	4,867
SPDR Barclays Capital High Yield
Bond ETF	166	6,894
Vanguard Consumer Staples ETF	93	10,783
Vanguard Dividend Appreciation
ETF	483	37,292
Vanguard Energy ETF	43	5,873
Vanguard FTSE Emerging Markets
ETF	502	21,184
Vanguard Health Care ETF	87	9,440
Vanguard Information Technology
ETF	127	11,919
Vanguard Intermediate-Term Bond
ETF	12	1,019
Vanguard Intermediate-Term
Corporate Bond ETF	35	3,033
Vanguard Materials ETF	17	1,856
Vanguard Mid-Cap ETF	91	10,486
Vanguard MSCI EAFE ETF	157	6,698
Vanguard REIT ETF	57	4,257
Vanguard Small-Cap ETF	38	4,241
Vanguard Total Bond Market ETF	30	2,470

Total investments (Cost $398,675) - 99.3%		$414,044

Other assets and liabilities, net - 0.7%		2,948

TOTAL NET ASSETS - 100.0%		$416,992

Percentages are based upon net assets.

1

Retirement Living through II 2050 Portfolio
As of 5-31-14 (Unaudited)

Shares		Value

AFFILIATED INVESTMENT COMPANIES (G) - 63.5%

EQUITY - 63.5%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	19,703	$266,581

UNAFFILIATED INVESTMENT COMPANIES - 36.6%

EXCHANGE-TRADED FUNDS - 36.6%
Financial Select Sector SPDR
Fund	275	6,130
iShares Barclays TIPS Bond Fund	5	578
iShares iBoxx Investment Grade
Corporate Bond Fund	11	1,315
PowerShares Senior Loan
Portfolio	198	4,916
SPDR Barclays Capital High Yield
Bond ETF	168	6,977
Vanguard Consumer Staples ETF	95	11,015
Vanguard Dividend Appreciation
ETF	488	37,678
Vanguard Energy ETF	45	6,146
Vanguard FTSE Emerging Markets
ETF	536	22,619
Vanguard Health Care ETF	88	9,548
Vanguard Information Technology
ETF	128	12,013
Vanguard Intermediate-Term Bond
ETF	13	1,104
Vanguard Intermediate-Term
Corporate Bond ETF	36	3,120
Vanguard Materials ETF	19	2,075
Vanguard Mid-Cap ETF	94	10,832
Vanguard MSCI EAFE ETF	155	6,612
Vanguard REIT ETF	60	4,481
Vanguard Small-Cap ETF	38	4,241
Vanguard Total Bond Market ETF	30	2,470

Total investments (Cost $395,448) - 100.1%		$420,451

Other assets and liabilities, net - (0.1%)		(285)

TOTAL NET ASSETS - 100.0%		$420,166

Percentages are based upon net assets.

2

Retirement Living through II 2045 Portfolio
As of 5-31-14 (Unaudited)

Shares		Value

AFFILIATED INVESTMENT COMPANIES (G) - 63.5%

EQUITY - 63.5%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	19,703	$266,581

UNAFFILIATED INVESTMENT COMPANIES - 36.6%

EXCHANGE-TRADED FUNDS - 36.6%
Financial Select Sector SPDR
Fund	275	6,130
iShares Barclays TIPS Bond Fund	5	578
iShares iBoxx Investment Grade
Corporate Bond Fund	11	1,315
PowerShares Senior Loan
Portfolio	198	4,916
SPDR Barclays Capital High Yield
Bond ETF	168	6,977
Vanguard Consumer Staples ETF	95	11,015
Vanguard Dividend Appreciation
ETF	488	37,678
Vanguard Energy ETF	45	6,146
Vanguard FTSE Emerging Markets
ETF	536	22,619
Vanguard Health Care ETF	88	9,548
Vanguard Information Technology
ETF	128	12,013
Vanguard Intermediate-Term Bond
ETF	13	1,104
Vanguard Intermediate-Term
Corporate Bond ETF	36	3,120
Vanguard Materials ETF	19	2,075
Vanguard Mid-Cap ETF	94	10,832
Vanguard MSCI EAFE ETF	155	6,612
Vanguard REIT ETF	60	4,481
Vanguard Small-Cap ETF	38	4,241
Vanguard Total Bond Market ETF	30	2,470

Total investments (Cost $395,448) - 100.1%		$420,451

Other assets and liabilities, net - (0.1%)		(275)

TOTAL NET ASSETS - 100.0%		$420,176

Percentages are based upon net assets.

3

Retirement Living through II 2040 Portfolio
As of 5-31-14 (Unaudited)

Shares		Value

AFFILIATED INVESTMENT COMPANIES (G) - 63.6%

EQUITY - 63.6%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	19,752	$267,241

UNAFFILIATED INVESTMENT COMPANIES - 36.4%

EXCHANGE-TRADED FUNDS - 36.4%
Financial Select Sector SPDR
Fund	276	6,152
iShares Barclays TIPS Bond Fund	5	578
iShares iBoxx Investment Grade
Corporate Bond Fund	11	1,315
PowerShares Senior Loan
Portfolio	199	4,941
SPDR Barclays Capital High Yield
Bond ETF	168	6,977
Vanguard Consumer Staples ETF	95	11,015
Vanguard Dividend Appreciation
ETF	490	37,833
Vanguard Energy ETF	45	6,146
Vanguard FTSE Emerging Markets
ETF	538	22,704
Vanguard Health Care ETF	88	9,548
Vanguard Information Technology
ETF	128	12,013
Vanguard Intermediate-Term Bond
ETF	13	1,104
Vanguard Intermediate-Term
Corporate Bond ETF	36	3,120
Vanguard Materials ETF	18	1,966
Vanguard Mid-Cap ETF	94	10,832
Vanguard MSCI EAFE ETF	130	5,546
Vanguard REIT ETF	60	4,481
Vanguard Small-Cap ETF	38	4,241
Vanguard Total Bond Market ETF	30	2,470

Total investments (Cost $395,233) - 100.0%		$420,223

Other assets and liabilities, net - 0.0%		(66)

TOTAL NET ASSETS - 100.0%		$420,157

Percentages are based upon net assets.

4

Retirement Living through II 2035 Portfolio
As of 5-31-14 (Unaudited)

Shares		Value

AFFILIATED INVESTMENT COMPANIES (G) - 62.3%

EQUITY - 62.3%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	19,327	$261,497

UNAFFILIATED INVESTMENT COMPANIES - 37.8%

EXCHANGE-TRADED FUNDS - 37.8%
Financial Select Sector SPDR
Fund	271	6,041
iShares Barclays TIPS Bond Fund	8	925
iShares iBoxx Investment Grade
Corporate Bond Fund	16	1,913
PowerShares Senior Loan
Portfolio	278	6,903
SPDR Barclays Capital High Yield
Bond ETF	236	9,801
Vanguard Consumer Staples ETF	94	10,899
Vanguard Dividend Appreciation
ETF	488	37,678
Vanguard Energy ETF	43	5,873
Vanguard FTSE Emerging Markets
ETF	522	22,028
Vanguard Health Care ETF	87	9,440
Vanguard Information Technology
ETF	126	11,825
Vanguard Intermediate-Term Bond
ETF	18	1,528
Vanguard Intermediate-Term
Corporate Bond ETF	50	4,333
Vanguard Materials ETF	18	1,966
Vanguard Mid-Cap ETF	91	10,486
Vanguard MSCI EAFE ETF	120	5,119
Vanguard REIT ETF	59	4,407
Vanguard Small-Cap ETF	36	4,018
Vanguard Total Bond Market ETF	43	3,540

Total investments (Cost $395,568) - 100.1%		$420,220

Other assets and liabilities, net - (0.1%)		(281)

TOTAL NET ASSETS - 100.0%		$419,939

Percentages are based upon net assets.

5

Retirement Living through II 2030 Portfolio
As of 5-31-14 (Unaudited)

Shares		Value

AFFILIATED INVESTMENT COMPANIES (G) - 57.6%

EQUITY - 57.6%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	17,845	$241,448

UNAFFILIATED INVESTMENT COMPANIES - 42.4%

EXCHANGE-TRADED FUNDS - 42.4%
Financial Select Sector SPDR
Fund	246	5,483
iShares Barclays TIPS Bond Fund	16	1,849
iShares iBoxx Investment Grade
Corporate Bond Fund	31	3,707
PowerShares Senior Loan
Portfolio	557	13,830
SPDR Barclays Capital High Yield
Bond ETF	471	19,561
Vanguard Consumer Staples ETF	93	10,783
Vanguard Dividend Appreciation
ETF	498	38,451
Vanguard Energy ETF	38	5,190
Vanguard FTSE Emerging Markets
ETF	425	17,935
Vanguard Health Care ETF	84	9,114
Vanguard Information Technology
ETF	116	10,887
Vanguard Intermediate-Term Bond
ETF	35	2,972
Vanguard Intermediate-Term
Corporate Bond ETF	100	8,666
Vanguard Materials ETF	16	1,747
Vanguard Mid-Cap ETF	81	9,334
Vanguard MSCI EAFE ETF	97	4,138
Vanguard REIT ETF	61	4,556
Vanguard Small-Cap ETF	22	2,455
Vanguard Total Bond Market ETF	86	7,080

Total investments (Cost $395,721) - 100.0%		$419,186

Other assets and liabilities, net - 0.0%		(119)

TOTAL NET ASSETS - 100.0%		$419,067

Percentages are based upon net assets.

6

Retirement Living through II 2025 Portfolio
As of 5-31-14 (Unaudited)

Shares		Value

AFFILIATED INVESTMENT COMPANIES (G) - 51.7%

EQUITY - 51.7%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	15,977	$216,173

UNAFFILIATED INVESTMENT COMPANIES - 48.3%

EXCHANGE-TRADED FUNDS - 48.3%
Financial Select Sector SPDR
Fund	213	4,748
iShares Barclays TIPS Bond Fund	25	2,890
iShares iBoxx Investment Grade
Corporate Bond Fund	56	6,697
PowerShares Senior Loan
Portfolio	833	20,683
SPDR Barclays Capital High Yield
Bond ETF	723	30,026
Vanguard Consumer Staples ETF	92	10,667
Vanguard Dividend Appreciation
ETF	495	38,219
Vanguard Energy ETF	35	4,780
Vanguard FTSE Emerging Markets
ETF	308	12,998
Vanguard Health Care ETF	75	8,138
Vanguard Information Technology
ETF	104	9,760
Vanguard Intermediate-Term Bond
ETF	65	5,519
Vanguard Intermediate-Term
Corporate Bond ETF	181	15,685
Vanguard Materials ETF	14	1,529
Vanguard Mid-Cap ETF	65	7,490
Vanguard MSCI EAFE ETF	73	3,114
Vanguard REIT ETF	64	4,780
Vanguard Small-Cap ETF	11	1,228
Vanguard Total Bond Market ETF	155	12,761

Total investments (Cost $395,941) - 100.0%		$417,885

Other assets and liabilities, net - 0.0%		(101)

TOTAL NET ASSETS - 100.0%		$417,784

Percentages are based upon net assets.

7

Retirement Living through II 2020 Portfolio
As of 5-31-14 (Unaudited)

Shares		Value

AFFILIATED INVESTMENT COMPANIES (G) – 43.9%

EQUITY - 43.9%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	13,487	$182,473

UNAFFILIATED INVESTMENT COMPANIES - 56.1%

EXCHANGE-TRADED FUNDS - 56.1%
Financial Select Sector SPDR
Fund	175	3,901
iShares Barclays TIPS Bond Fund	35	4,046
iShares iBoxx Investment Grade
Corporate Bond Fund	96	11,481
PowerShares Senior Loan
Portfolio	1,114	27,661
SPDR Barclays Capital High Yield
Bond ETF	1,008	41,862
Vanguard Consumer Staples ETF	84	9,740
Vanguard Dividend Appreciation
ETF	421	32,505
Vanguard Energy ETF	33	4,507
Vanguard FTSE Emerging Markets
ETF	217	9,157
Vanguard Health Care ETF	65	7,053
Vanguard Information Technology
ETF	90	8,447
Vanguard Intermediate-Term Bond
ETF	110	9,340
Vanguard Intermediate-Term
Corporate Bond ETF	308	26,691
Vanguard Materials ETF	14	1,529
Vanguard Mid-Cap ETF	42	4,840
Vanguard MSCI EAFE ETF	72	3,072
Vanguard REIT ETF	68	5,079
Vanguard Small-Cap ETF	8	893
Vanguard Total Bond Market ETF	265	21,817

Total investments (Cost $396,161) - 100.0%		$416,094

Other assets and liabilities, net - 0.0%		36

TOTAL NET ASSETS - 100.0%		$416,130

Percentages are based upon net assets.

8

Retirement Living through II 2015 Portfolio
As of 5-31-14 (Unaudited)

Shares		Value

AFFILIATED INVESTMENT COMPANIES (G) - 36.6%

EQUITY - 36.6%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	11,191	$151,410

UNAFFILIATED INVESTMENT COMPANIES - 63.4%

EXCHANGE-TRADED FUNDS - 63.4%
iShares Barclays TIPS Bond Fund	43	4,970
iShares iBoxx Investment Grade
Corporate Bond Fund	135	16,145
PowerShares Senior Loan
Portfolio	1,361	33,794
SPDR Barclays Capital High Yield
Bond ETF	1,214	50,417
Vanguard Consumer Staples ETF	83	9,624
Vanguard Dividend Appreciation
ETF	475	36,675
Vanguard Energy ETF	29	3,961
Vanguard FTSE Emerging Markets
ETF	135	5,697
Vanguard Health Care ETF	62	6,727
Vanguard Intermediate-Term Bond
ETF	156	13,246
Vanguard Intermediate-Term
Corporate Bond ETF	437	37,870
Vanguard Materials ETF	12	1,310
Vanguard Mid-Cap ETF	31	3,572
Vanguard MSCI EAFE ETF	72	3,072
Vanguard REIT ETF	64	4,780
Vanguard Total Bond Market ETF	375	30,874

Total investments (Cost $396,483) - 100.0%		$414,144

Other assets and liabilities, net - 0.0%		(50)

TOTAL NET ASSETS - 100.0%		$414,094

Percentages are based upon net assets.

9

Retirement Living through II 2010 Portfolio
As of 5-31-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 30.2%

EQUITY - 30.2%
Strategic Equity Allocation, Class
NAV (John Hancock1 ) (A)	44,561	$602,916

UNAFFILIATED INVESTMENT COMPANIES - 14.3%

EXCHANGE-TRADED FUNDS - 14.3%
iShares Barclays TIPS Bond Fund	48	5,548
iShares iBoxx Investment Grade
Corporate Bond Fund	171	20,450
PowerShares Senior Loan
Portfolio	1,552	38,536
SPDR Barclays Capital High Yield
Bond ETF	1,349	56,024
Vanguard Consumer Staples ETF	83	9,624
Vanguard Dividend Appreciation
ETF	433	33,432
Vanguard Energy ETF	25	3,415
Vanguard FTSE Emerging Markets
ETF	62	2,616
Vanguard Health Care ETF	59	6,402
Vanguard Intermediate-Term Bond
ETF	197	16,727
Vanguard Intermediate-Term
Corporate Bond ETF	551	47,750
Vanguard Materials ETF	10	1,092
Vanguard Mid-Cap ETF	19	2,189
Vanguard REIT ETF	57	4,257
Vanguard Total Bond Market ETF	472	38,860

Total investments (Cost $873,618) - 44.5%		$889,838

Other assets and liabilities, net - 55.5%		1,109,585

TOTAL NET ASSETS - 100.0%		$1,999,423

Percentages are based upon net assets.

Footnote Legend :

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio's subadvisor is shown parenthetically.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

10

Security valuation: Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Exchange-traded funds (ETF’s) are valued at the last sale price or official closing price on the exchange where the ETF was acquired or most likely to be sold. In the event that there were no sales during the day or closing prices are not available, the ETF’s are valued using the last available bid price. Investments by the portfolios in underlying affiliated funds and/or other open end management investment companies are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes: The tax cost of investments owned on May 31, 2014, for federal income tax purposes, was as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation/
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)

Retirement Living through II 2055 Portfolio	$398,675	$15,371	($2)	$15,369

Retirement Living through II 2050 Portfolio	$395,448	$25,010	($7)	$25,003

Retirement Living through II 2045 Portfolio	$395,448	$25,010	($7)	$25,003

Retirement Living through II 2040 Portfolio	$395,233	$24,997	($7)	$24,990

Retirement Living through II 2035 Portfolio	$395,568	$24,663	($11)	$24,652

Retirement Living through II 2030 Portfolio	$395,721	$23,485	($20)	$23,465

Retirement Living through II 2025 Portfolio	$395,941	$21,975	($31)	$21,944

Retirement Living through II 2020 Portfolio	$396,161	$19,974	($41)	$19,933

Retirement Living through II 2015 Portfolio	$396,483	$17,711	($50)	$17,661

Retirement Living through II 2010 Portfolio	$873,618	$16,276	($56)	$16,220

11

Investments in affiliated underlying funds: Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

						CAPITAL
	BEGINNING			ENDING	INCOME	GAINS	REALIZED
	SHARE	SHARES	SHARES	SHARE	DISTRIBUTIONS	DISTRIBUTIONS	GAIN	ENDING
Security	AMOUNT	PURCHASED	SOLD	AMOUNT	RECEIVED	RECEIVED	(LOSS)	VALUE

Retirement Living through II 2055
Strategic Equity Allocation	—	19,570	(74)	19,496	—	—	($5)	$263,776
Retirement Living through II 2050
Strategic Equity Allocation	—	20,765	(1,062)	19,703	$3,957	$4,063	$156	$266,581
Retirement Living through II 2045
Strategic Equity Allocation	—	20,765	(1,062)	19,703	$3,957	$4,063	$156	$266,581
Retirement Living through II 2040
Strategic Equity Allocation	—	20,814	(1,062)	19,752	$3,957	$4,063	$156	$267,241
Retirement Living through II 2035
Strategic Equity Allocation	—	20,612	(1,285)	19,327	$3,874	$3,977	$200	$261,497
Retirement Living through II 2030
Strategic Equity Allocation	—	19,299	(1,454)	17,845	$3,579	$3,675	$236	$241,448
Retirement Living through II 2025
Strategic Equity Allocation	—	17,406	(1,429)	15,977	$3,201	$3,286	$236	$216,173
Retirement Living through II 2020
Strategic Equity Allocation	—	14,902	(1,415)	13,487	$2,698	$2,769	$240	$182,473
Retirement Living through II 2015
Strategic Equity Allocation	—	12,615	(1,424)	11,191	$2,236	$2,296	$248	$151,410
Retirement Living through II 2010
Strategic Equity Allocation	—	45,846	(1,285)	44,561	$1,862	$1,911	$225	$602,916

For additional information on the portfolios' significant accounting policies, please refer to the portfolios’ most recent semiannual shareholder report.

12

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Retirement Living II Portfolios.

RL2Q3 5/14
7/14

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
________________________________
Andrew Arnott
President

Date: July 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
________________________________
Andrew Arnott
President

Date: July 11, 2014

/s/ Charles A. Rizzo
________________________________
Charles A. Rizzo
Chief Financial Officer

Date: July 11, 2014